UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-2396

Date of fiscal year end:	12/31/2018

Date of reporting period:	9/30/2018

Item 1. Schedule of Investments

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.3%

ASSET-BACKED SECURITIES — 3.2%
Automobiles — 0.7%
CPS Auto Trust,
Series 2016-C, Class E, 144A
8.390%	09/15/23	500	$535,069
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	722,465
DT Auto Owner Trust,
Series 2018-1A, Class A, 144A
2.590%	05/17/21	798	797,685
Exeter Automobile Receivables Trust,
Series 2017-1A, Class D, 144A
6.200%	11/15/23	5,500	5,622,857
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	3,300	3,271,342

			10,949,418

Collateralized Loan Obligations — 2.1%
Black Diamond CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A2AR, 3 Month LIBOR + 1.750%, 144A
4.085%(c)	04/26/31	1,250	1,249,241
Dryden CLO Ltd. (Cayman Islands),
Series 2018-57A, Class A, 3 Month LIBOR + 1.010%, 144A
3.324%(c)	05/15/31	4,025	4,009,423
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2015-11A, Class AR2, 3 Month LIBOR + 1.070%, 144A
3.403%(c)	01/18/31	1,804	1,800,608
Greywolf CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.160%, 144A
3.495%(c)	01/27/31	1,674	1,671,749
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.539%(c)	04/26/31	1,205	1,197,190
Series 2018-1A, Class A2, 3 Month LIBOR + 1.630%, 144A
4.139%(c)	04/26/31	1,380	1,374,502
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.180%, 144A
3.513%(c)	12/18/30	3,690	3,683,522
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 3 Month LIBOR + 1.020%, 144A
3.350%(c)	04/15/31	4,210	4,174,512
Series 2018-22A, Class A1, 3 Month LIBOR + 1.070%, 144A
3.406%(c)	01/17/31	1,773	1,769,093
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-3A, Class A, 3 Month LIBOR + 1.190%, 144A
3.538%(c)	10/20/30	3,612	3,613,629
Sound Point CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A, 3 Month LIBOR + 1.000%, 144A
3.354%(c)	04/15/31	6,035	6,001,723

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-2A, Class AR, 3 Month LIBOR + 1.140%, 144A
3.479%(c)	01/15/31	4,146	$4,141,683
Series 2017-4A, Class B, 3 Month LIBOR + 1.450%, 144A
3.772%(c)	11/20/30	1,500	1,496,142

			36,183,017

Consumer Loans — 0.4%
SoFi Consumer Loan Program LLC,
Series 2017-1, Class B, 144A
4.730%(cc)	01/26/26	4,295	4,368,194
Series 2017-2, Class A, 144A
3.280%	02/25/26	1,510	1,506,951
Series 2018-1, Class B, 144A
3.650%	02/25/27	1,406	1,386,521

			7,261,666

TOTAL ASSET-BACKED SECURITIES (cost $54,362,274)			54,394,101

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	2,713	2,573,913
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 1 Month LIBOR + 1.000%, 144A
3.158%(c)	05/15/35	3,000	3,003,758
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 1 Month LIBOR + 1.250%, 144A
3.408%(c)	07/15/35	4,220	4,224,238
Citigroup Commercial Mortgage Trust,
Series 2015-SHP2, Class E, 1 Month LIBOR + 4.350%, 144A
6.508%(c)	07/15/27	1,185	1,192,386
Commercial Mortgage Trust,
Series 2013-CR6, Class D, 144A
4.222%(cc)	03/10/46	1,910	1,838,595
Series 2013-CR10, Class D, 144A
4.972%(cc)	08/10/46	2,020	1,826,280
Series 2013-LC6, Class D, 144A
4.406%(cc)	01/10/46	3,975	3,795,513
Series 2014-LC15, Class A2
2.840%	04/10/47	290	289,928
CSMC Trust,
Series 2016-MFF, Class D, 1 Month LIBOR + 4.600%, 144A
6.758%(c)	11/15/33	1,311	1,323,217
GS Mortgage Securities Trust,
Series 2012-GC6, Class D, 144A
5.840%(cc)	01/10/45	524	520,175
Series 2013-G1, Class A1, 144A
2.059%	04/10/31	527	513,413
Series 2014-GC22, Class D, 144A
4.846%(cc)	06/10/47	600	555,947

A1

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class C
4.817%(cc)	11/15/48	1,790	$1,777,152
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class AM
5.372%	05/15/47	374	375,307
Series 2012-CBX, Class E, 144A
5.191%(cc)	06/15/45	1,144	1,050,289
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39	920	634,740
Morgan Stanley Capital I Trust,
Series 2015-XLF2, Class SNMD, 1 Month LIBOR + 1.735%, 144A
3.866%(c)	11/15/26	1,450	1,375,917
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
3.258%(c)	03/15/33	1,914	1,920,725
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 1 Month LIBOR + 1.220%, 144A
3.378%(c)	11/15/27	3,453	3,454,595
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47	1,112	959,280

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $33,194,053)			33,205,368

CORPORATE BONDS — 22.9%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR 1,509	1,976,641
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR 2,814	3,333,029
3.000%	05/03/22	EUR 869	1,110,001
National Capital Trust I,
Ltd. Gtd. Notes
5.620%	12/17/18	GBP 274	360,176
Westpac Banking Corp.,
Covered Bonds, EMTN
1.500%	03/24/21	EUR 2,689	3,238,745

			10,018,592

Austria — 0.0%
JAB Holdings BV,
Gtd. Notes
1.250%	05/22/24	EUR 100	116,948

Brazil — 0.5%
BRF GmbH,
Gtd. Notes
4.350%	09/29/26	400	339,800
BRF SA,
Sr. Unsec’d. Notes
3.950%	05/22/23	692	626,267

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil (cont’d.)
GTL Trade Finance, Inc./Gerdau Holdings, Inc.,
Gtd. Notes
5.893%	04/29/24	645	$651,773
Itau Unibanco Holding SA,
Jr. Sub. Notes, MTN, 144A
6.125%	12/31/99	1,963	1,820,683
Minerva Luxembourg SA,
Gtd. Notes, 144A
6.500%	09/20/26	724	677,845
Natura Cosmeticos SA,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/23	2,108	2,044,760
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42	1,850	638,250
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24	1,543	1,576,406
Yamana Gold, Inc.,
Gtd. Notes
4.950%	07/15/24	995	980,871

			9,356,655

Canada — 0.1%
Leisureworld Senior Care LP,
Sr. Sec’d. Notes
3.474%	02/03/21	CAD 2,334	1,821,465

China — 0.3%
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, MTN, 144A
2.250%	05/04/20	4,300	4,213,085
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	05/02/19	200	200,452

			4,413,537

Denmark — 0.2%
Danske Bank A/S,
Jr. Sub. Notes, EMTN
5.875%	10/29/49	EUR 2,410	2,847,096

France — 1.2%
Altice France SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,359	2,359,000
BNP Paribas SA,
Jr. Sub. Notes
7.625%	12/31/99	1,314	1,379,699
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24	1,447	1,471,639
Sub. Notes, MTN, 144A
5.700%	10/22/23	962	1,002,618
Caisse Nationale de Reassurance Mutuelle Agricole Groupama,
Sub. Notes
6.000%	01/23/27	EUR 1,800	2,506,938
CNP Assurances,
Sub. Notes
4.500%	06/10/47	EUR 700	892,072

A2

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%	12/29/49	2,582	$2,840,128
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	518	485,448
3.375%	01/10/22	750	735,815
4.125%	01/10/27	1,063	1,028,553
Europcar Mobility Group,
Sec’d. Notes
5.750%	06/15/22	EUR 1,220	1,456,637
Loxam SAS,
Sr. Sub. Notes
4.250%	04/15/24	EUR 474	581,607
Societe Generale SA,
Jr. Sub. Notes
7.375%	12/31/99	3,673	3,787,781

			20,527,935

India — 0.6%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.000%	07/30/27	3,378	3,043,409
Sr. Unsec’d. Notes, 144A
3.950%	01/19/22	3,290	3,222,226
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26	3,725	3,298,607

			9,564,242

Ireland — 0.3%
Bank of Ireland,
Jr. Sub. Notes
7.375%	12/29/49	EUR 714	896,552
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23	4,998	4,989,543

			5,886,095

Italy — 0.9%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%	10/27/47	EUR 1,864	2,295,346
Enel Finance International NV,
Gtd. Notes, 144A
4.250%	09/14/23	3,508	3,465,221
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	4,215	3,916,607
Sub. Notes, MTN, 144A
5.017%	06/26/24	1,772	1,599,027
UniCredit SpA,
Jr. Sub. Notes
6.625%	12/31/49	EUR 439	503,329
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22(a)	3,066	2,940,650

			14,720,180

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Japan — 0.1%
Sumitomo Mitsui Banking Corp.,
Gtd. Notes
1.966%	01/11/19	2,513	$2,508,418

Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26	1,809	1,711,227

Kuwait — 0.3%
Equate Petrochemical BV,
Gtd. Notes, 144A
3.000%	03/03/22	4,446	4,283,721

Netherlands — 0.2%
ABN AMRO Bank NV,
Jr. Sub. Notes
4.750%	12/31/99	EUR 500	561,658
5.750%	12/29/49	EUR 400	491,491
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27	85	104,607
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25	3,128	3,097,566

			4,255,322

South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22	200	197,434

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
5.875%	12/31/49(a)	EUR 2,600	3,064,250
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21	EUR 3,300	3,912,030
Banco Santander SA,
Jr. Sub. Notes
6.250%	09/11/49	EUR 2,700	3,262,107
Sr. Unsec’d. Notes
3.500%	04/11/22	2,600	2,544,746

			12,783,133

Sweden — 0.1%
Nordea Bank AB,
Jr. Sub. Notes, GMTN
3.500%	12/31/99	EUR 301	330,220
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23	1,858	1,841,437

			2,171,657

Switzerland — 1.4%
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%	12/29/49	2,887	2,847,304
Jr. Sub. Notes, 144A
7.500%	07/17/49	1,035	1,064,756

A3

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland (cont’d.)
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	06/09/23	2,288	$2,260,404
4.550%	04/17/26	1,595	1,602,655
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
1.750%	03/17/25	EUR 1,094	1,244,577
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	04/16/25	124	119,097
4.000%	03/27/27	1,190	1,116,962
4.125%	05/30/23	1,224	1,222,507
4.625%	04/29/24	2,036	2,048,481
Holcim Finance Luxembourg SA,
Gtd. Notes, EMTN
2.250%	05/26/28	EUR 2,517	2,952,952
UBS Group Funding Switzerland AG,
Gtd. Notes
6.875%	12/29/49	3,035	3,124,259
7.125%	08/10/99	214	224,429
Gtd. Notes, 144A
4.125%	09/24/25	1,454	1,444,964
Sub. Notes
7.625%	08/17/22	2,505	2,790,570

			24,063,917

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO,
Covered Bonds
2.375%	05/04/21	EUR 1,022	1,128,431

United Kingdom — 3.2%
Aviva PLC,
Sub. Notes, EMTN
3.375%	12/04/45	EUR 2,628	3,075,186
6.125%	07/05/43	EUR 2,669	3,609,498
Barclays Bank PLC,
Sub. Notes, EMTN
6.625%	03/30/22	EUR 875	1,183,919
Barclays PLC,
Jr. Sub. Notes
8.000%	12/15/49	EUR 2,910	3,722,208
Sr. Unsec’d. Notes
3.684%	01/10/23	3,050	2,970,405
Sub. Notes
5.200%	05/12/26	1,624	1,595,679
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%	12/29/49	EUR 1,566	2,016,023
Sr. Unsec’d. Notes
4.292%	09/12/26	2,082	2,061,544
Sub. Notes
4.250%	03/14/24	1,535	1,526,851
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
4.375%	03/22/28	2,230	2,175,283
Sub. Notes
4.582%	12/10/25	833	817,833
4.650%	03/24/26(a)	339	333,083

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26	2,265	$2,122,636
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	2,478	2,496,262
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%	12/29/49	2,574	2,757,398
Jr. Sub. Notes, 3 Month EURIBOR + 2.330%
2.011%(c)	10/29/49	EUR 200	223,502
Jr. Sub. Notes, 3 Month LIBOR + 2.320%
4.706%(c)	03/31/49	1,500	1,411,875
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	08/05/21	4,175	4,063,047
Sub. Notes, MTN, 144A
4.750%	09/15/25	1,701	1,657,994
Santander UK PLC,
Covered Bonds, EMTN
1.625%	11/26/20	EUR 2,653	3,190,256
4.250%	04/12/21	EUR 2,450	3,146,448
Standard Chartered PLC,
Jr. Sub. Notes, 3 Month LIBOR + 1.510%, 144A
3.849%(c)	01/29/49	3,200	2,660,000
Sr. Unsec’d. Notes, 144A
4.247%	01/20/23	6,055	6,048,224
Sub. Notes, 144A
3.950%	01/11/23	865	846,628

			55,711,782

United States — 12.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.375%	05/17/24	EUR 2,977	3,510,004
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30	2,710	3,790,613
AES Corp.,
Sr. Unsec’d. Notes
4.000%	03/15/21	2,517	2,510,708
American Tower Corp.,
Sr. Unsec’d. Notes
5.050%	09/01/20	564	581,595
5.900%	11/01/21	1,135	1,206,636
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22(a)	2,520	2,559,060
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	1,297	1,272,681
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR 1,249	1,550,275
3.400%	05/15/25	4,288	4,082,472
4.125%	02/17/26	1,112	1,098,753
Bank of America Corp.,
Jr. Sub. Notes
6.300%	12/29/49	1,079	1,151,833

A4

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.500%	10/29/49	1,721	$1,857,820
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24	EUR 3,340	4,162,341
Sr. Unsec’d. Notes, MTN
3.824%	01/20/28	4,116	4,005,366
Sub. Notes, MTN
4.000%	01/22/25	1,277	1,260,223
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24	828	804,475
3.875%	01/15/27	1,790	1,685,181
Carnival Corp.,
Gtd. Notes
1.625%	02/22/21	EUR 6,821	8,180,266
Celgene Corp.,
Sr. Unsec’d. Notes
2.750%	02/15/23(a)	2,928	2,806,838
3.250%	02/20/23	3,050	2,990,864
3.450%	11/15/27	3,482	3,250,574
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	1,458	1,483,515
6.450%	06/15/21	1,194	1,238,775
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	1,250	1,250,706
4.908%	07/23/25	3,920	3,980,476
Cheniere Energy Partners LP,
Sr. Sec’d. Notes
5.250%	10/01/25	2,234	2,236,748
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25	1,155	1,178,100
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN
16.935%(s)	10/04/18	EGP 47,490	2,650,032
Citigroup, Inc.,
Sr. Unsec’d. Notes, EMTN
1.375%	10/27/21	EUR 1,431	1,717,796
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22	985	1,028,576
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23	270	255,743
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	1,262	1,329,833
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25	3,445	3,435,776
4.300%	03/25/28	3,445	3,417,987
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	525	497,440
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	1,100	1,156,798

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.020%	06/15/26	420	$448,910
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	632	462,940
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.375%	10/15/20	2,750	2,790,178
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23(a)	2,580	2,563,875
Energy Transfer Partners LP,
Gtd. Notes
4.650%	06/01/21	1,002	1,026,086
4.900%	02/01/24	621	640,057
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	3,253	3,084,537
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28	2,446	2,254,494
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.400%	01/15/21	EUR 1,359	1,581,904
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24	786	749,357
4.134%	08/04/25	316	298,629
General Electric Co.,
Jr. Sub. Notes
5.000%	01/21/21(a)	1,003	977,173
General Motors Co.,
Sr. Unsec’d. Notes
4.200%	10/01/27(a)	1,265	1,193,263
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	666	650,732
5.250%	03/01/26	862	883,304
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.000%	12/31/49	2,252	2,125,221
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23	EUR 3,450	4,183,092
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23	700	676,326
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	07/15/23	1,644	1,638,971
4.125%	11/15/25	1,940	1,934,471
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	1,302	1,315,020
5.625%	09/01/28	1,313	1,319,565
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	483	479,221
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.750%	06/01/24	140	150,648

A5

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24(a)	1,720	$1,427,600
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	1,749	1,695,969
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26	1,229	1,241,290
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	277	283,925
International Game Technology PLC,
Sr. Sec’d. Notes
4.750%	02/15/23	EUR 1,320	1,651,360
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	616	639,100
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%	02/01/28	5,550	5,401,078
Sr. Unsec’d. Notes, EMTN
1.375%	09/16/21	EUR 2,378	2,857,670
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21	2,478	2,556,634
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24	2,812	2,881,466
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	139	137,145
3.600%	02/01/25	1,059	1,030,050
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24	917	916,303
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR 400	492,076
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	1,245	1,232,550
5.750%	08/01/22(a)	344	317,340
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39	163	250,326
McKesson Corp.,
Sr. Unsec’d. Notes
0.625%	08/17/21	EUR 2,000	2,341,955
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	150	152,487
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26	EUR 5,870	6,652,076
1.750%	03/11/24	EUR 3,455	4,140,593
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	1,649	1,619,827

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	939	$1,451,160
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21	2,490	2,595,825
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24	1,096	1,122,030
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26	1,910	1,814,500
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	3,193	3,148,336
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.625%	11/08/24	EUR 3,700	4,174,484
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	2,188	2,105,857
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	915	890,981
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.400%	07/13/27	4,243	4,060,167
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23	170	169,195
4.750%	01/01/25	805	771,857
4.875%	03/01/24	820	808,218
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27(a)	764	789,785
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	2,330	2,353,300
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29	4,305	4,303,063
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23	2,052	2,031,480
Synchrony Financial,
Sr. Unsec’d. Notes
4.500%	07/23/25	3,180	3,067,979
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	533	545,292
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	1,018	1,013,592
4.500%	04/01/21	1,495	1,487,525
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	683	655,680

A6

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
U.S. Bancorp,
Jr. Sub. Notes
5.300%	04/15/27		1,761	$1,756,598
Voya Financial, Inc.,
Gtd. Notes
5.650%	05/15/53		1,375	1,385,313
Wabtec Corp.,
Gtd. Notes
4.150%	03/15/24		1,194	1,185,601
Warner Media LLC,
Gtd. Notes
3.550%	06/01/24		1,383	1,341,224
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.625%	08/16/22	EUR	315	395,281
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		2,553	2,468,942
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25		1,192	1,166,168
4.125%	11/15/20		275	278,255
4.500%	11/15/23		368	374,793
WPC Eurobond BV,
Gtd. Notes
2.125%	04/15/27	EUR	2,199	2,524,437
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22		123	119,298

				206,879,889

TOTAL CORPORATE BONDS (cost $399,445,781)				394,967,676

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.6%
Bellemeade Re Ltd. (Bermuda),
Series 2016-1A, Class M2B, 1 Month LIBOR + 6.500%, 144A
8.716%(c)	04/25/26		526	528,095
Series 2018-2A, Class M1B, 1 Month LIBOR + 1.350%, 144A
3.566%(c)	08/25/28		1,514	1,523,164
Fannie Mae Connecticut Avenue Securities,
Series 2014-C02, Class 1M1, 1 Month LIBOR + 0.950%
3.166%(c)	05/25/24		131	131,343
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
7.216%(c)	11/25/24		3,284	3,711,758
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
6.516%(c)	02/25/25		2,377	2,622,327
Series 2015-C01, Class 2M2, 1 Month LIBOR + 4.550%
6.766%(c)	02/25/25		1,738	1,880,526
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
6.216%(c)	05/25/25		1,661	1,826,819
Series 2015-C02, Class 2M2, 1 Month LIBOR + 4.000%
6.216%(c)	05/25/25		3,027	3,259,230
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
7.216%(c)	07/25/25		1,197	1,365,115
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
7.216%(c)	07/25/25		4,895	5,463,936

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550%
7.766%(c)	04/25/28	1,867	$2,120,659
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750%
8.966%(c)	08/25/28	2,892	3,484,475
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950%
9.166%(c)	08/25/28	803	949,239
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000%
8.216%(c)	09/25/28	2,647	3,113,829
Series 2016-C03, Class 1M2, 1 Month LIBOR + 5.300%
7.516%(c)	10/25/28	432	510,043
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900%
8.116%(c)	10/25/28	2,731	3,165,277
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.466%(c)	01/25/29	1,227	1,384,156
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450%
6.666%(c)	01/25/29	3,299	3,692,471
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350%
6.566%(c)	05/25/29	1,043	1,166,577
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650%
5.866%(c)	09/25/29	1,284	1,416,736
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.366%(c)	01/25/25	5,765	6,189,541
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%
4.816%(c)	12/25/27	615	627,265
Series 2015-DNA3, Class M3, 1 Month LIBOR + 4.700%
6.916%(c)	04/25/28	684	817,039
Series 2015-HQ1, Class M2, 1 Month LIBOR + 2.200%
4.416%(c)	03/25/25	219	219,924
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
4.866%(c)	03/25/28	876	890,067
Series 2015-HQA2, Class M2, 1 Month LIBOR + 2.800%
5.016%(c)	05/25/28	1,310	1,347,637
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
7.016%(c)	05/25/28	498	582,244
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
5.116%(c)	07/25/28	944	967,079
Series 2016-DNA2, Class M3, 1 Month LIBOR + 4.650%
6.866%(c)	10/25/28	1,114	1,282,522
Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%
4.216%(c)	12/25/28	588	595,479
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%
3.516%(c)	03/25/29	634	639,986
Series 2016-HQA1, Class M3, 1 Month LIBOR + 6.350%
8.566%(c)	09/25/28	1,182	1,453,946
Series 2017-DNA2, Class M2, 1 Month LIBOR + 3.450%
5.666%(c)	10/25/29	1,969	2,170,300
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH1, Class M2, 1 Month LIBOR + 4.250%, 144A
6.466%(c)	11/25/24	970	1,054,883
Series 2015-CH1, Class M1, 1 Month LIBOR + 2.000%, 144A
4.216%(c)	10/25/25	271	272,498

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $57,855,213)			62,426,185

A7

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS — 41.6%
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference
Rate + 0.000%
43.077%(c)	06/21/20	ARS	97,455	$2,785,094
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	45,789	797,771
16.000%	10/17/23	ARS	90,201	1,784,072
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.625%	01/13/28		525	480,643
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.500%	02/15/28	EUR	9,450	11,054,094
1.000%	08/15/24	EUR	4,793	5,884,746
2.500%	07/04/44	EUR	19,999	30,995,303
2.500%	08/15/46	EUR	11,789	18,501,598
4.750%	07/04/34	EUR	4,953	9,180,627
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
1.250%	06/15/21	CAD	50,380	37,813,571
2.000%	12/15/19	CAD	13,740	10,615,218
2.250%	12/15/25	CAD	7,450	5,576,902
2.550%	03/15/25	CAD	3,190	2,446,766
Canadian Government Bond (Canada),
Bonds
1.750%	03/01/23	CAD	109,384	82,664,882
2.750%	12/01/48	CAD	3,777	3,128,858
Costa Rica Government International Bond (Costa Rica),
Bonds, 144A
4.370%	05/22/19		1,335	1,324,318
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		1,790	1,872,788
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		2,215	2,255,978
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27		2,525	2,569,349
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
0.125%	10/17/23	EUR	9,504	10,984,271
French Republic Government Bond OAT (France),
Bonds
0.750%	05/25/28	EUR	1,298	1,507,208
1.000%	05/25/27	EUR	44,271	53,075,995
3.500%	04/25/26	EUR	12,560	17,947,928
Bonds, 144A
1.750%	06/25/39	EUR	8,730	10,761,652
Gabon Government International Bond (Gabon),
Bonds
6.375%	12/12/24		1,740	1,642,525
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.000%	05/15/26	EUR	9,798	11,631,168
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.200%	04/01/22	EUR	3,790	4,283,335
1.350%	04/15/22	EUR	19,295	21,895,924
1.850%	05/15/24	EUR	3,970	4,438,625

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
2.050%	08/01/27	EUR	3,764	$4,062,615
2.200%	06/01/27	EUR	22,855	25,042,185
Unsec’d. Notes, 144A
3.450%	03/01/48	EUR	2,505	2,785,785
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.125%	06/15/25	EUR	348	406,570
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
1.100%	12/20/21	JPY	1,211,600	11,071,392
0.100%	03/20/26	JPY	2,071,650	18,324,676
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.500%	09/20/36	JPY	1,909,100	16,636,491
1.400%	09/20/34	JPY	1,594,600	16,062,486
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/26	JPY	4,457,800	41,150,130
0.100%	03/10/28	JPY	774,100	7,129,753
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, 144A
0.200%	10/22/23	EUR	13,880	16,181,789
0.800%	06/22/27	EUR	10,274	12,022,332
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	7,360	8,773,089
2.600%	06/22/24	EUR	6,496	8,561,573
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.654%	10/31/19	MYR	33,004	7,994,305
3.759%	03/15/19	MYR	7,744	1,876,017
5.734%	07/30/19	MYR	27,163	6,693,958
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	370,408	19,189,011
8.000%	06/11/20	MXN	391,455	20,986,152
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,580	4,180,747
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	340	252,737
Unsec’d. Notes
2.600%	06/02/25	CAD	789	599,515
2.600%	06/02/27	CAD	21,745	16,256,267
Province of Quebec (Canada),
Unsec’d. Notes
2.750%	09/01/25	CAD	1,243	953,174
2.750%	09/01/27	CAD	3,054	2,314,056
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24		417	384,015
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		1,961	1,941,390
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		780	725,400
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
5.250%	01/20/20		100	102,586

A8

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23			2,221	$2,236,547
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes
7.000%	08/17/19			674	679,477
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.950%	04/30/26		EUR	13,554	16,667,790
4.850%	10/31/20		EUR	5,990	7,669,535
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/26		GBP	14,412	18,953,690
1.500%	07/22/47		GBP	1,450	1,716,053
1.750%	09/07/22		GBP	2,955	3,955,560
2.000%	09/07/25		GBP	3,455	4,712,854
2.250%	09/07/23		GBP	11,320	15,528,977
4.250%	06/07/32		GBP	1,440	2,454,430
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28		UYU	47,242	1,236,881
9.875%	06/20/22		UYU	29,252	872,505

TOTAL SOVEREIGN BONDS (cost $731,401,126)					719,245,704

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
Federal National Mortgage Assoc.
3.500%	01/01/48			8,854	8,717,660
3.500%	02/01/48			4,578	4,507,507
3.500%	03/01/48			7,584	7,467,363
3.500%	03/01/48			4,049	3,994,143
3.500%	04/01/48			1,862	1,833,466
3.500%	05/01/48			2,576	2,536,803
3.500%	06/01/48			2,507	2,468,110
3.500%	06/01/48			1,990	1,959,725
3.500%	06/01/48			1,910	1,880,671
3.500%	06/01/48			1,357	1,336,016
4.000%	TBA(tt)			1,830	1,847,871
4.000%	08/01/48			3,852	3,904,360
4.000%	09/01/48			18,511	18,764,550
4.500%	TBA(tt)			31,000	31,977,411
4.500%	09/01/48			15,234	15,804,651
4.500%	09/01/48			9,537	9,894,473
5.000%	TBA(tt)			8,225	8,633,727

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $128,197,648)					127,528,507

U.S. TREASURY OBLIGATIONS — 17.7%
U.S. Treasury Bonds
3.000%	11/15/45			46,253	44,607,044
U.S. Treasury Notes
1.250%	03/31/21	(a)		21,060	20,248,038
2.000%	08/31/21	(h)		7,077	6,903,945
2.000%	10/31/22			40,291	38,849,434
2.000%	08/15/25	(h)		48,646	45,586,154
2.125%	05/15/25			13,690	12,962,184
2.250%	08/15/27			9,080	8,515,338
2.500%	05/15/24	(h)		9,831	9,587,621

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.750%	04/30/23	120,086	$119,096,625

TOTAL U.S. TREASURY OBLIGATIONS (cost $312,531,526)			306,356,383

TOTAL LONG-TERM INVESTMENTS (cost $1,716,987,621)			1,698,123,924

		Shares
SHORT-TERM INVESTMENTS — 4.3%

AFFILIATED MUTUAL FUNDS — 3.3%
PGIM Core Ultra Short Bond Fund(w)		26,850,992	26,850,992
PGIM Institutional Money Market Fund (cost $30,613,124; includes $30,535,150 of cash collateral for securities on loan)(b)(w)		30,608,092	30,611,153

TOTAL AFFILIATED MUTUAL FUNDS (cost $57,464,116)			57,462,145

		Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 1.0%
U.S. Treasury Bills
2.128%	12/13/18	17,464	17,388,703

(cost $17,389,013)
OPTION PURCHASED~* — 0.0% (cost $264,869)			952

TOTAL SHORT-TERM INVESTMENTS (cost $75,117,998)			74,851,800

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.6% (cost $1,792,105,619)			1,772,975,724

OPTIONS WRITTEN~* — (0.1)%
(premiums received $774,367)			(1,314,613)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.5% (cost $1,791,331,252)			1,771,661,111
Liabilities in excess of other assets(z) — (2.5)%			(44,028,346)

NET ASSETS — 100.0%			$1,727,632,765

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,753,339; cash collateral of $30,535,150 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

A9

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $41,055,000 is 2.4% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs EUR	Put	Natwest Markets PLC	10/18/18	1.21	—	17,212	$952

(cost $264,869)

Options Written:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs EUR	Call	Natwest Markets PLC	10/18/18	1.17	—	16,643	$(164,472)
Currency Option BRL vs USD	Put	Morgan Stanley	10/26/18	4.10	—	BRL 17,323	(117,902)
Currency Option BRL vs USD	Put	Deutsche Bank AG	11/28/18	4.56	—	BRL 19,699	(55,708)
Currency Option CNH vs USD	Put	JPMorgan Chase	12/17/18	7.05	—	CNH 61,159	(30,216)
Currency Option IDR vs USD	Put	Goldman Sachs & Co.	12/20/18	15,870.00	—	IDR68,669,490	(27,651)
Currency Option INR vs USD	Put	JPMorgan Chase	02/20/19	71.32	—	INR 299,544	(173,396)
Currency Option JPY vs CNH	Put	Goldman Sachs & Co.	12/11/18	16.50	—	JPY 490,050	(43,075)
Currency Option MXN vs USD	Put	Morgan Stanley	02/15/19	23.82	—	MXN 100,044	(11,321)
Currency Option NOK vs EUR	Put	Goldman Sachs & Co.	10/29/18	9.79	—	NOK 70,733	(3,916)
Currency Option SEK vs EUR	Put	JPMorgan Chase	10/12/18	10.60	—	SEK 76,320	(2,212)
Currency Option SGD vs CHF	Put	UBS AG	06/14/19	1.55	—	SGD 6,510	(13,487)
Currency Option TRY vs CHF	Put	UBS AG	02/26/19	5.90	—	TRY 23,305	(595,539)
Currency Option TRY vs USD	Put	JPMorgan Chase	11/30/18	7.00	—	TRY 30,275	(66,498)
Currency Option USD vs EUR	Put	Natwest Markets PLC	10/18/18	1.25	—	17,781	(12)
Currency Option ZAR vs GBP	Put	UBS AG	10/15/18	19.52	—	ZAR 58,072	(9,208)

Total Options Written (premiums received $774,367)							$(1,314,613)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,268	2 Year U.S. Treasury Notes	Dec. 2018	$267,211,189	$(41,077)
68	5 Year U.S. Treasury Notes	Dec. 2018	7,648,406	(61,086)

A10

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018 (continued):

				Value /
Number of Contracts	Type	Expiration Date	Current Notional Amount	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
28	10 Year Japanese Bonds	Dec. 2018	$36,987,502	$(51,752)
516	10 Year U.S. Ultra Treasury Notes	Dec. 2018	65,016,000	(870,109)
40	20 Year U.S. Treasury Bonds	Dec. 2018	5,620,000	(176,867)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	154,281	(6,071)

				(1,206,962)

Short Positions:
506	5 Year Euro-Bobl	Dec. 2018	76,785,055	534,617
43	10 Year Canadian Government Bonds	Dec. 2018	4,415,020	54,929
309	10 Year Euro-Bund	Dec. 2018	56,968,164	561,774
25	10 Year U.K. Gilt	Dec. 2018	3,940,851	38,125
83	30 Year Euro Buxl	Dec. 2018	16,798,709	19,088
83	Euro-OAT	Dec. 2018	14,556,247	129,527

				1,338,060

				$131,098

Forward foreign currency exchange contracts outstanding at September 30, 2018

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/02/18	Citigroup Global Markets	BRL	35,316	$8,734,096	$8,741,952	$7,856	$—
Expiring 10/02/18	Citigroup Global Markets	BRL	34,236	8,387,454	8,474,620	87,166	—
Expiring 11/05/18	JPMorgan Chase	BRL	69,552	16,810,304	17,169,736	359,432	—
British Pound,
Expiring 10/12/18	BNP Paribas	GBP	6,513	8,498,057	8,495,051	—	(3,006)
Expiring 10/12/18	Credit Suisse First Boston Corp.	GBP	7,350	9,573,453	9,585,509	12,056	—
Expiring 10/12/18	JPMorgan Chase	GBP	6,426	8,315,903	8,381,052	65,149	—
Canadian Dollar,
Expiring 11/16/18	Bank of New York Mellon	CAD	1,016	773,203	787,555	14,352	—
Chilean Peso,
Expiring 10/12/18	Citigroup Global Markets	CLP	3,326,033	4,960,668	5,058,002	97,334	—
Expiring 10/12/18	Hong Kong & Shanghai Bank	CLP	5,470,245	8,222,718	8,318,774	96,056	—
Euro,
Expiring 10/11/18	Bank of America	EUR	1,879	2,193,836	2,183,356	—	(10,480)
Expiring 10/11/18	Bank of New York Mellon	EUR	749	880,577	870,512	—	(10,065)
Expiring 10/11/18	Goldman Sachs & Co.	EUR	3,811	4,491,689	4,429,699	—	(61,990)
Expiring 10/11/18	JPMorgan Chase	EUR	1,062	1,234,179	1,234,647	468	—
Indian Rupee,
Expiring 12/13/18	Barclays Capital Group	INR	577,079	8,291,279	7,884,782	—	(406,497)
Expiring 12/13/18	Citigroup Global Markets	INR	583,714	8,365,667	7,975,439	—	(390,228)
Expiring 12/13/18	Goldman Sachs & Co.	INR	349,593	4,755,597	4,776,585	20,988	—
Expiring 12/13/18	Standard Chartered PLC	INR	279,522	3,791,462	3,819,186	27,724	—
Indonesian Rupiah,
Expiring 12/26/18	Barclays Capital Group	IDR	8,841,035	584,145	586,305	2,160	—
Japanese Yen,
Expiring 10/04/18	Citigroup Global Markets	JPY	1,032,371	9,344,198	9,090,231	—	(253,967)
Expiring 10/04/18	Credit Suisse First Boston Corp.	JPY	465,900	4,222,971	4,102,341	—	(120,630)
Expiring 10/04/18	JPMorgan Chase	JPY	412,723	3,795,965	3,634,112	—	(161,853)
Expiring 10/04/18	Standard Chartered PLC	JPY	2,094,380	18,956,897	18,441,435	—	(515,462)
Norwegian Krone,
Expiring 11/15/18	Credit Suisse First Boston Corp.	NOK	68,992	8,513,901	8,493,705	—	(20,196)

A11

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 11/15/18	Credit Suisse First Boston Corp.	NOK	40,405	$4,960,513	$4,974,328	$13,815	$—
Expiring 11/15/18	JPMorgan Chase	NOK	103,041	12,655,444	12,685,482	30,038	—
Singapore Dollar,
Expiring 10/25/18	Credit Suisse First Boston Corp.	SGD	11,245	8,263,452	8,230,634	—	(32,818)
South African Rand,
Expiring 10/10/18	JPMorgan Chase	ZAR	24,818	1,743,495	1,752,112	8,617	—
Expiring 10/17/18	BNP Paribas	ZAR	24,924	1,745,462	1,757,933	12,471	—
Expiring 10/17/18	Credit Suisse First Boston Corp.	ZAR	22,543	1,652,028	1,590,004	—	(62,024)
South Korean Won,
Expiring 11/15/18	Citigroup Global Markets	KRW	1,748,517	1,573,582	1,577,984	4,402	—
Expiring 11/15/18	Hong Kong & Shanghai Bank	KRW	8,132,108	7,319,629	7,338,984	19,355	—
Expiring 11/15/18	Standard Chartered PLC	KRW	9,408,826	8,433,536	8,491,184	57,648	—
Swiss Franc,
Expiring 10/17/18	Goldman Sachs & Co.	CHF	2,600	2,685,240	2,654,246	—	(30,994)
Expiring 10/17/18	JPMorgan Chase	CHF	6,534	6,732,218	6,669,069	—	(63,149)
Expiring 02/28/19	Bank of America	CHF	1,746	1,789,075	1,806,634	17,559	—
Expiring 02/28/19	Credit Suisse First Boston Corp.	CHF	1,741	1,788,384	1,801,396	13,012	—
Turkish Lira,
Expiring 10/12/18	Barclays Capital Group	TRY	10,678	1,734,664	1,752,821	18,157	—
Expiring 12/03/18	Credit Suisse First Boston Corp.	TRY	3,468	553,600	549,937	—	(3,663)
Expiring 02/28/19	Credit Suisse First Boston Corp.	TRY	10,777	1,568,885	1,617,657	48,772	—
Expiring 02/28/19	Credit Suisse First Boston Corp.	TRY	10,143	1,457,651	1,522,455	64,804	—

				$220,355,077	$219,307,446	1,099,391	(2,147,022)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 11/01/18	JPMorgan Chase	ARS	60,461	$1,459,268	$1,397,627	$61,641	$—
Australian Dollar,
Expiring 10/11/18	BNP Paribas	AUD	12,697	9,225,952	9,179,100	46,852	—
Expiring 10/11/18	Credit Suisse First Boston Corp.	AUD	6,137	4,407,300	4,436,815	—	(29,515)
Expiring 10/11/18	Credit Suisse First Boston Corp.	AUD	3,192	2,311,349	2,307,718	3,631	—
Expiring 10/11/18	JPMorgan Chase	AUD	12,277	8,728,555	8,875,066	—	(146,511)
Expiring 10/11/18	JPMorgan Chase	AUD	8,348	6,204,780	6,034,908	169,872	—
Expiring 10/11/18	JPMorgan Chase	AUD	2,040	1,471,543	1,474,534	—	(2,991)
Expiring 10/11/18	JPMorgan Chase	AUD	816	588,617	589,813	—	(1,196)
Brazilian Real,
Expiring 10/02/18	JPMorgan Chase	BRL	69,552	16,856,953	17,216,572	—	(359,619)
Expiring 10/30/18	Standard Chartered PLC	BRL	7,163	1,711,900	1,769,088	—	(57,188)
British Pound,
Expiring 10/12/18	Goldman Sachs & Co.	GBP	41,929	55,175,122	54,684,573	490,549	—
Expiring 10/12/18	UBS AG	GBP	8,371	10,867,546	10,917,717	—	(50,171)
Expiring 10/12/18	UBS AG	GBP	6,530	8,587,319	8,516,109	71,210	—
Expiring 10/12/18	UBS AG	GBP	6,070	7,926,698	7,916,826	9,872	—
Expiring 10/12/18	UBS AG	GBP	5,980	7,855,041	7,799,820	55,221	—
Canadian Dollar,
Expiring 11/16/18	Standard Chartered PLC	CAD	219,733	170,488,477	170,293,824	194,653	—
Chinese Renminbi,
Expiring 12/19/18	JPMorgan Chase	CNH	11,159	1,619,623	1,616,023	3,600	—

A12

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso,
Expiring 10/12/18	Citigroup Global Markets	COP	16,916,414	$5,547,275	$5,710,301	$—	$(163,026)
Expiring 10/12/18	JPMorgan Chase	COP	9,188,077	3,025,678	3,101,525	—	(75,847)
Euro,
Expiring 10/11/18	Bank of America	EUR	1,439	1,690,909	1,671,969	18,940	—
Expiring 10/11/18	Bank of New York Mellon	EUR	469	548,313	545,263	3,050	—
Expiring 10/11/18	BNP Paribas	EUR	371,008	437,316,849	431,208,990	6,107,859	—
Expiring 10/11/18	BNP Paribas	EUR	3,879	4,566,334	4,508,702	57,632	—
Expiring 10/11/18	NatWest Markets	EUR	7,630	8,881,728	8,867,599	14,129	—
Expiring 10/11/18	UBS AG	EUR	5,402	6,181,625	6,278,783	—	(97,158)
Indian Rupee,
Expiring 12/13/18	Hong Kong & Shanghai Bank	INR	511,080	7,001,577	6,983,018	18,559	—
Indonesian Rupiah,
Expiring 12/26/18	Goldman Sachs & Co.	IDR	8,841,035	584,145	586,305	—	(2,160)
Israeli Shekel,
Expiring 11/29/18	BNP Paribas	ILS	30,411	8,528,961	8,402,601	126,360	—
Japanese Yen,
Expiring 10/04/18	BNP Paribas	JPY	272,135	2,424,339	2,396,203	28,136	—
Expiring 10/04/18	Citigroup Global Markets	JPY	1,262,048	11,382,993	11,112,590	270,403	—
Expiring 10/04/18	Citigroup Global Markets	JPY	327,355	2,949,527	2,882,425	67,102	—
Expiring 10/04/18	Citigroup Global Markets	JPY	190,196	1,693,603	1,674,713	18,890	—
Expiring 10/04/18	JPMorgan Chase	JPY	13,235,646	121,173,367	116,542,522	4,630,845	—
Expiring 10/04/18	JPMorgan Chase	JPY	214,000	1,907,129	1,884,312	22,817	—
Expiring 12/13/18	Credit Suisse First Boston Corp.	JPY	555,104	4,912,568	4,916,449	—	(3,881)
Mexican Peso,
Expiring 10/19/18	BNP Paribas	MXN	92,819	4,829,857	4,941,450	—	(111,593)
Expiring 10/19/18	BNP Paribas	MXN	83,865	4,303,974	4,464,791	—	(160,817)
Expiring 10/19/18	Goldman Sachs & Co.	MXN	750,959	40,016,771	39,979,382	37,389	—
New Taiwanese Dollar,
Expiring 12/11/18	Standard Chartered PLC	TWD	743,041	24,281,601	24,464,627	—	(183,026)
New Zealand Dollar,
Expiring 10/11/18	NatWest Markets	NZD	12,020	8,099,141	7,968,322	130,819	—
Polish Zloty,
Expiring 10/18/18	Goldman Sachs & Co.	PLN	15,888	4,329,921	4,311,327	18,594	—
Singapore Dollar,
Expiring 10/25/18	Goldman Sachs & Co.	SGD	11,233	8,182,663	8,221,865	—	(39,202)
South African Rand,
Expiring 10/17/18	JPMorgan Chase	ZAR	26,760	1,738,882	1,887,426	—	(148,544)
Expiring 10/17/18	JPMorgan Chase	ZAR	25,504	1,719,427	1,798,818	—	(79,391)
South Korean Won,
Expiring 11/15/18	Standard Chartered PLC	KRW	9,435,521	8,404,910	8,515,274	—	(110,364)
Swedish Krona,
Expiring 11/15/18	Morgan Stanley	SEK	30,316	3,418,703	3,424,893	—	(6,190)
Swiss Franc,
Expiring 02/28/19	BNP Paribas	CHF	1,743	1,782,183	1,803,265	—	(21,082)
Expiring 02/28/19	Morgan Stanley	CHF	5,943	6,263,107	6,148,657	114,450	—
Turkish Lira,
Expiring 12/03/18	JPMorgan Chase	TRY	3,468	553,600	549,934	3,666	—
Expiring 02/28/19	Credit Suisse First Boston Corp.	TRY	12,114	1,638,675	1,818,235	—	(179,560)
Expiring 02/28/19	Credit Suisse First Boston Corp.	TRY	9,096	1,556,156	1,365,246	190,910	—
Expiring 02/28/19	JPMorgan Chase	TRY	26,591	3,933,239	3,991,256	—	(58,017)
Uruguayan Peso,
Expiring 11/29/18	Citigroup Global Markets	UYU	16,785	496,591	503,443	—	(6,852)

A13

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Uruguayan Peso (cont’d.),
Expiring 12/04/18	Citigroup Global Markets	UYU	55,640	$1,665,155	$1,667,351	$—	$(2,196)

				$1,073,017,519	$1,062,125,965	12,987,651	(2,096,097)

						$14,087,042	$(4,243,119)

Cross currency exchange contracts outstanding at September 30, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
10/11/18	Buy	AUD	12,735	JPY	1,040,107	$43,335	$—	Credit Suisse First Boston Corp.
12/13/18	Buy	CNH	6,608	JPY	105,994	18,417	—	Goldman Sachs & Co.
10/11/18	Buy	EUR	7,202	GBP	6,383	46,180	—	Goldman Sachs & Co.
10/11/18	Buy	EUR	7,202	JPY	946,264	34,395	—	UBS AG
10/11/18	Buy	EUR	14,936	GBP	13,423	—	(146,461)	UBS AG
10/16/18	Buy	EUR	2,255	SEK	24,080	—	(91,883)	BNP Paribas
10/16/18	Buy	EUR	1,541	SEK	15,936	—	(4,313)	JPMorgan Chase
10/31/18	Buy	EUR	1,481	NOK	14,156	—	(17,478)	Goldman Sachs & Co.
10/17/18	Buy	GBP	1,248	ZAR	22,047	72,740	—	JPMorgan Chase
10/17/18	Buy	GBP	482	ZAR	8,594	22,583	—	UBS AG
12/13/18	Buy	JPY	105,995	CNH	6,608	—	(18,416)	Credit Suisse First Boston Corp.
10/11/18	Buy	NOK	74,443	EUR	7,780	109,429	—	JPMorgan Chase
10/31/18	Buy	NOK	14,156	EUR	1,481	17,481	—	Credit Suisse First Boston Corp.
10/16/18	Buy	SEK	15,936	EUR	1,541	4,313	—	Credit Suisse First Boston Corp.
10/17/18	Buy	ZAR	8,594	GBP	482	—	(22,582)	Credit Suisse First Boston Corp.

						$368,873	$(301,133)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
iTraxx Australia Series 30.V1	12/20/23	1.000	%(Q)	42,500	$(477,865)	$(524,341)	$(46,476)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.30.V1	06/20/23	5.000	%(Q)	1,915	3.070%	$67,061	$152,883	$85,822
CDX.NA.HY.31.V1	12/20/23	5.000	%(Q)	5,086	3.323%	368,620	377,084	8,464
CDX.NA.IG.31.V1	12/20/23	1.000	%(Q)	42,500	0.597%	780,050	834,341	54,291
CDX.NA.IG.S28.V1	06/20/22	1.000	%(Q)	78,890	0.428%	1,256,535	1,614,922	358,387

						$2,472,266	$2,979,230	$506,964

A14

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):

CMBX.BBB	05/11/63	3.000%(M)	5,879	*	$(690,378)	$(363,598)	$(326,780)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	5,151	*	(605,318)	(386,626)	(218,692)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	2,633	*	(309,196)	(163,295)	(145,901)	Credit Suisse First Boston Corp.
CMBX.BBB	05/11/63	3.000%(M)	1,292	*	(151,721)	(85,946)	(65,775)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	574	*	(67,454)	(45,935)	(21,519)	Deutsche Bank AG
CMBX.NA.A.6	05/11/63	2.000%(M)	5,000	*	(59,998)	(105,789)	45,791	Deutsche Bank AG
CMBX.NA.A.6	05/11/63	2.000%(M)	4,500	*	(54,748)	(54,193)	(555)	Credit Suisse First Boston Corp.
CMBX.NA.BBB.6	05/11/63	3.000%(M)	11,150	*	(1,309,358)	(210,581)	(1,098,777)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%(M)	8,500	*	(998,166)	(110,120)	(888,046)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%(M)	6,000	*	(704,588)	(80,225)	(624,363)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	*	(222,650)	(121,747)	(100,903)	Credit Suisse First Boston Corp.

					$(5,173,575)	$(1,728,055)	$(3,445,520)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A15

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
178,380	09/10/20	2.824%(S)	3 Month LIBOR(2)(Q)	$ —	$(455,330)	$(455,330)
74,100	09/11/23	2.883%(S)	3 Month LIBOR(2)(Q)	—	(589,537)	(589,537)
33,530	09/10/48	2.980%(S)	3 Month LIBOR(1)(Q)	—	967,551	967,551

				$ —	$(77,316)	$(77,316)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley	$9,221,973	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$10,949,418	$ —
Collateralized Loan Obligations	—	36,183,017	—
Consumer Loans	—	7,261,666	—
Commercial Mortgage-Backed Securities	—	33,205,368	—
Corporate Bonds
Australia	—	10,018,592	—
Austria	—	116,948	—
Brazil	—	9,356,655	—
Canada	—	1,821,465	—
China	—	4,413,537	—
Denmark	—	2,847,096	—
France	—	20,527,935	—
India	—	9,564,242	—
Ireland	—	5,886,095	—
Italy	—	14,720,180	—
Japan	—	2,508,418	—
Kazakhstan	—	1,711,227	—
Kuwait	—	4,283,721	—
Netherlands	—	4,255,322	—
South Africa	—	197,434	—
Spain	—	12,783,133	—
Sweden	—	2,171,657	—
Switzerland	—	24,063,917	—
Turkey	—	1,128,431	—
United Kingdom	—	55,711,782	—
United States	—	206,879,889	—

A16

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Residential Mortgage-Backed Securities	$ —	$62,426,185	$ —
Sovereign Bonds	—	719,245,704	—
U.S. Government Agency Obligations	—	127,528,507	—
U.S. Treasury Obligations	—	323,745,086	—
Affiliated Mutual Funds	57,462,145	—	—
Option Purchased	—	952	—
Options Written	—	(1,314,613)	—
Other Financial Instruments*
Futures Contracts	131,098	—	—
OTC Forward Foreign Currency Exchange Contracts	—	9,843,923	—
OTC Cross Currency Exchange Contracts	—	67,740	—
Centrally Cleared Credit Default Swap Agreements	—	460,488	—
OTC Credit Default Swap Agreements	—	(5,173,575)	—
Centrally Cleared Interest Rate Swap Agreements	—	(77,316)	—

Total	$57,593,243	$1,719,320,226	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Sovereign Bonds	41.6%
U.S. Treasury Obligations	18.7
Banks	10.0
U.S. Government Agency Obligations	7.4
Residential Mortgage-Backed Securities	3.6
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	3.3
Collateralized Loan Obligations	2.1
Commercial Mortgage-Backed Securities	1.9
Insurance	1.1
Pipelines	1.1
Electric	0.9
Oil & Gas	0.9
Telecommunications	0.9
Pharmaceuticals	0.7
Healthcare-Services	0.7
Automobiles	0.6
Media	0.6
Commercial Services	0.6
Biotechnology	0.5
Diversified Financial Services	0.5
Leisure Time	0.5
Consumer Loans	0.4
Mining	0.4
Agriculture	0.4
Computers	0.3

Semiconductors	0.3%
Real Estate Investment Trusts (REITs)	0.3
Chemicals	0.3
Auto Manufacturers	0.2
Trucking & Leasing	0.2
Building Materials	0.2
Internet	0.2
Household Products/Wares	0.1
Entertainment	0.1
Savings & Loans	0.1
Cosmetics/Personal Care	0.1
Healthcare-Products	0.1
Foods	0.1
Software	0.1
Transportation	0.1
Food Service	0.1
Machinery-Diversified	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1
Iron/Steel	0.0	*
Engineering & Construction	0.0	*
Auto Parts & Equipment	0.0	*
Lodging	0.0	*
Investment Companies	0.0	*
Options Purchased	0.0	*

	102.6
Options Written	(0.1)
Liabilities in excess of other assets	(2.5)

	100.0%

* Less than +/- 0.05%

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.1%

AFFILIATED MUTUAL FUNDS — 56.6%
AST AQR Emerging Markets Equity Portfolio*	9,335,118	$109,500,936
AST BlackRock Low Duration Bond Portfolio*	69,159	745,530
AST BlackRock/Loomis Sayles Bond Portfolio*	2,893,297	38,972,708
AST ClearBridge Dividend Growth Portfolio*	1,323,301	24,481,066
AST Cohen & Steers Realty Portfolio	13,274,888	157,307,426
AST Global Real Estate Portfolio*	22,233,397	281,252,477
AST Goldman Sachs Large-Cap Value Portfolio*	98,242	3,185,995
AST Goldman Sachs Mid-Cap Growth Portfolio*	12,206,282	128,898,340
AST Goldman Sachs Small-Cap Value Portfolio*	4,332,527	108,009,904
AST Government Money Market Portfolio	249,717	249,717
AST High Yield Portfolio*	20,290,596	210,413,479
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,105,688	34,442,167
AST International Growth Portfolio*	13,494,875	246,281,460
AST International Value Portfolio*	17,038,111	350,133,176
AST Jennison Large-Cap Growth Portfolio*	203,554	7,468,379
AST Loomis Sayles Large-Cap Growth Portfolio*	339,094	18,673,890
AST MFS Growth Portfolio*	191,915	5,515,639
AST MFS Large-Cap Value Portfolio*	2,633,604	53,778,198
AST Neuberger Berman Long/Short Portfolio*	1,000,000	11,570,000
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	3,031,702	107,716,383
AST Parametric Emerging Markets Equity Portfolio*	5,889,539	54,478,235
AST PIMCO Dynamic Bond Fund*	890,195	8,519,170
AST Prudential Core Bond Portfolio*	8,874,401	107,025,276
AST QMA International Core Equity Portfolio*	9,935,070	123,691,621
AST QMA US Equity Alpha Portfolio*	5,962,037	196,627,970
AST Small-Cap Growth Opportunities Portfolio*	773,913	17,761,304
AST Small-Cap Growth Portfolio*	383,795	20,486,955
AST Small-Cap Value Portfolio*	2,740,045	81,324,550
AST T. Rowe Price Large-Cap Growth Portfolio*	162,891	6,738,810
AST T. Rowe Price Large-Cap Value Portfolio*	2,161,710	33,679,442
AST T. Rowe Price Natural Resources Portfolio*	1,832,152	43,733,464
AST WEDGE Capital Mid-Cap Value Portfolio*	4,423,479	116,204,784
AST Wellington Management Real Total Return Portfolio*	1,400,000	12,698,000
AST Western Asset Core Plus Bond Portfolio*	7,165,165	88,919,692

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,977,521,161)(w)		2,810,486,143

	Shares	Value
COMMON STOCKS — 8.8%
Aerospace & Defense — 0.0%
AAR Corp.(u)	1,100	$52,679
BWX Technologies, Inc.(u)	3,700	231,398
Curtiss-Wright Corp.(u)	1,500	206,130
Harris Corp.(u)	500	84,605
Huntington Ingalls Industries, Inc.(u)	2,000	512,160
Teledyne Technologies, Inc.*(u)	500	123,340

		1,210,312

Air Freight & Logistics — 0.0%
bpost SA (Belgium)	2,527	41,048
Forward Air Corp.(u)	700	50,190
SG Holdings Co. Ltd. (Japan)	700	18,343

		109,581

Airlines — 0.1%
Air Canada (Canada)*	18,699	399,561
Deutsche Lufthansa AG (Germany)(u)	53,087	1,304,739
Japan Airlines Co. Ltd. (Japan)	15,200	545,344
SkyWest, Inc.(u)	1,800	106,020

		2,355,664

Auto Components — 0.0%
BorgWarner, Inc.(u)	2,400	102,672
Cooper-Standard Holdings, Inc.*(u)	1,000	119,980
Hella GmbH & Co. KGaA (Germany)	741	41,237
Linamar Corp. (Canada)	1,199	55,241
Magna International, Inc. (Canada)	2,409	126,544
NHK Spring Co. Ltd. (Japan)	12,600	130,884
Tenneco, Inc.(u)	5,100	214,914

		791,472

Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany)(u)	4,270	383,413
Daimler AG (Germany)	976	61,396
Fiat Chrysler Automobiles NV (United Kingdom)*(u)	22,790	398,409
Isuzu Motors Ltd. (Japan)	3,100	48,751
Mazda Motor Corp. (Japan)	21,600	258,731
Nissan Motor Co. Ltd. (Japan)	37,200	348,021
Thor Industries, Inc.(u)	5,200	435,240

		1,933,961

Banks — 0.2%
ABN AMRO Group NV (Netherlands), CVA, 144A	2,852	77,597
AIB Group PLC (Ireland)	195	996
Alior Bank SA (Poland)*	2,590	44,244
Aozora Bank Ltd. (Japan)	4,828	172,165
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,060	13,094
Banco de Sabadell SA (Spain)	1,344	2,084
Banco Santander SA (Spain)	4,984	25,042
Bank Handlowy w Warszawie SA (Poland)	891	18,639
Bank Hapoalim BM (Israel)	255	1,825
Bank Leumi Le-Israel BM (Israel)	346	2,282
Bank Millennium SA (Poland)*	14,847	37,113
Bank of America Corp.(u)	8,106	238,803
Bank of East Asia Ltd. (The) (Hong Kong)	297	1,106
Bank of Ireland Group PLC (Ireland)	231	1,760
Bank of Kyoto Ltd. (The) (Japan)	13	677

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of Montreal (Canada)	332	$27,384
Bank of Nova Scotia (The) (Canada)	580	34,571
Bank Polska Kasa Opieki SA (Poland)	12,395	356,858
Bankia SA (Spain)	295	1,154
Bankinter SA (Spain)	161	1,487
BankUnited, Inc.(u)	2,300	81,420
Barclays PLC (United Kingdom)	5,272	11,791
BB&T Corp.	239	11,601
BNP Paribas SA (France)	347	21,250
BOC Hong Kong Holdings Ltd. (China)	1,143	5,427
BPER Banca (Italy)	11,803	54,486
CaixaBank SA (Spain)	1,108	5,056
Canadian Imperial Bank of Commerce (Canada)	2,440	228,632
CFE Capital S de RL de CV (Mexico)	2,844,147	2,720,436
Chiba Bank Ltd. (The) (Japan)	145	987
CIT Group, Inc.	28	1,445
Citigroup, Inc.	793	56,890
Citizens Financial Group, Inc.(u)	13,150	507,196
Comerica, Inc.	53	4,781
Commerzbank AG (Germany)*	239	2,484
Concordia Financial Group Ltd. (Japan)	262	1,283
Credit Agricole SA (France)	352	5,051
Danske Bank A/S (Denmark)(u)	8,253	216,690
DBS Group Holdings Ltd. (Singapore)	555	10,590
DNB ASA (Norway)	1,974	41,414
East West Bancorp, Inc.	34	2,053
Erste Group Bank AG (Austria)*	72	2,989
Fifth Third Bancorp	213	5,947
Financial Institutions, Inc.(u)	3,500	109,900
First Bancorp (Puerto Rico)*(u)	5,100	46,410
First Republic Bank	49	4,704
Fukuoka Financial Group, Inc. (Japan)	35	960
Hang Seng Bank Ltd. (Hong Kong)	237	6,434
HSBC Holdings PLC (United Kingdom)	6,182	53,893
Huntington Bancshares, Inc.	339	5,058
ING Groep NV (Netherlands)	1,200	15,549
Intesa Sanpaolo SpA (Italy)(u)	72,053	183,760
Japan Post Bank Co. Ltd. (Japan)	97	1,145
JPMorgan Chase & Co.(u)	7,360	830,502
Jyske Bank A/S (Denmark)	1,935	93,680
KBC Group NV (Belgium)	4,714	352,443
KeyCorp	326	6,484
Lloyds Banking Group PLC (United Kingdom)	22,271	17,156
M&T Bank Corp.	44	7,240
mBank SA (Poland)	335	40,532
Mebuki Financial Group, Inc. (Japan)	3,797	13,108
Mediobanca Banca di Credito Finanziario SpA (Italy)	6,295	62,657
Mizrahi Tefahot Bank Ltd. (Israel)	33	572
Mizuho Financial Group, Inc. (Japan)	53,852	93,794
National Bank of Canada (Canada)	1,574	78,612
Nordea Bank AB (Sweden)	8,537	93,008
Oversea-Chinese Banking Corp. Ltd. (Singapore)	971	8,119
People’s United Financial, Inc.	82	1,404
PNC Financial Services Group, Inc. (The)	146	19,884
Popular, Inc. (Puerto Rico)(u)	2,300	117,875

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	43,518	$504,952
Raiffeisen Bank International AG (Austria)	6,237	179,633
Regions Financial Corp.	347	6,367
Resona Holdings, Inc. (Japan)	33,300	186,413
Royal Bank of Canada (Canada)	1,131	90,662
Royal Bank of Scotland Group PLC (United Kingdom)	1,479	4,799
Santander Bank Polska SA (Poland)	1,113	113,042
Seven Bank Ltd. (Japan)	142	448
Shinsei Bank Ltd. (Japan)	39	635
Shizuoka Bank Ltd. (The) (Japan)	108	966
Signature Bank	13	1,493
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	503	5,611
Societe Generale SA (France)	237	10,207
Standard Chartered PLC (United Kingdom)	866	7,173
Sumitomo Mitsui Financial Group, Inc. (Japan)	715	28,798
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	79	3,241
SunTrust Banks, Inc.	144	9,618
Suruga Bank Ltd. (Japan)	39	194
SVB Financial Group*	17	5,284
Svenska Handelsbanken AB (Sweden) (Class A Stock)	472	5,958
Swedbank AB (Sweden) (Class A Stock)	5,203	128,814
Synovus Financial Corp.(u)	3,700	169,423
Toronto-Dominion Bank (The) (Canada)	2,991	181,755
U.S. Bancorp	482	25,454
UniCredit SpA (Italy)	5,743	86,269
United Overseas Bank Ltd. (Singapore)	412	8,161
Wells Fargo & Co.	1,442	75,792
Yamaguchi Financial Group, Inc. (Japan)	9,747	106,006
Zions Bancorp NA	47	2,357

		9,273,188

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*(u)	8,100	159,165
Alexion Pharmaceuticals, Inc.*(u)	4,700	653,347
Amgen, Inc.(u)	3,000	621,870
Biogen, Inc.*(u)	2,000	706,620
Celgene Corp.*(u)	6,300	563,787
Emergent BioSolutions, Inc.*(u)	3,700	243,571
Enanta Pharmaceuticals, Inc.*(u)	2,000	170,920
Exelixis, Inc.*(u)	10,800	191,376
FibroGen, Inc.*(u)	1,400	85,050
Genomic Health, Inc.*(u)	3,200	224,704
Gilead Sciences, Inc.(u)	5,200	401,492
Halozyme Therapeutics, Inc.*(u)	10,100	183,517
Idorsia Ltd. (Switzerland)*	567	14,250
Incyte Corp.*(u)	7,300	504,284
Myriad Genetics, Inc.*(u)	4,100	188,600
Neurocrine Biosciences, Inc.*(u)	3,200	393,440
Swedish Orphan Biovitrum AB (Sweden)*	1,147	33,541
United Therapeutics Corp.*(u)	900	115,092
Vanda Pharmaceuticals, Inc.*(u)	7,000	160,650

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*(u)	3,500	$674,590

		6,289,866

Building Products — 0.0%
AGC, Inc. (Japan)	2,900	119,923
Armstrong World Industries, Inc.*(u)	4,000	278,400
Builders FirstSource, Inc.*(u)	8,300	121,844
Continental Building Products, Inc.*(u)	4,800	180,240
dormakaba Holding AG (Switzerland)*	22	16,538
NCI Building Systems, Inc.*(u)	5,100	77,265
Patrick Industries, Inc.*(u)	4,225	250,120
PGT Innovations, Inc.*(u)	4,900	105,840
Rockwool International A/S (Denmark) (Class B Stock)	121	51,690
Universal Forest Products, Inc.(u)	3,700	130,721

		1,332,581

Capital Markets — 0.0%
Affiliated Managers Group, Inc.(u)	900	123,048
Ameriprise Financial, Inc.(u)	3,900	575,874
BGC Partners, Inc. (Class A Stock)(u)	5,200	61,464
CI Financial Corp. (Canada)	973	15,450
Daiwa Securities Group, Inc. (Japan)	5,600	34,025
Evercore, Inc. (Class A Stock)(u)	2,200	221,210
Houlihan Lokey, Inc.(u)	2,000	89,860
INTL. FCStone, Inc.*(u)	2,200	106,304
Invesco Ltd.(u)	7,300	167,024
LPL Financial Holdings, Inc.(u)	1,600	103,216
Partners Group Holding AG (Switzerland)(u)	270	213,644
Penson Technologies LLC (Class B Stock), UTS (original cost $146,087; purchased 06/03/14)^(f)(u)	1,248,607	13,435
State Street Corp.(u)	5,800	485,924

		2,210,478

Chemicals — 0.1%
Chemours Co. (The)(u)	14,200	560,048
Covestro AG (Germany), 144A(u)	7,719	625,588
Evonik Industries AG (Germany)	4,775	170,564
Huntsman Corp.(u)	17,300	471,079
Koppers Holdings, Inc.*(u)	2,000	62,300
Kuraray Co. Ltd. (Japan)(u)	8,000	120,015
LyondellBasell Industries NV (Class A Stock)(u)	6,200	635,562
Methanex Corp. (Canada)	940	74,202
Mitsubishi Chemical Holdings Corp. (Japan)	1,800	17,177
Mitsubishi Gas Chemical Co., Inc. (Japan)(u)	9,100	193,066
Mitsui Chemicals, Inc. (Japan)	900	22,455
Olin Corp.(u)	18,100	464,808
PolyOne Corp.(u)	3,200	139,904
Sherwin-Williams Co. (The)(u)	1,100	500,731
Sika AG (Switzerland)(u)	1,010	146,769
Solvay SA (Belgium)	2,281	305,551
Stepan Co.(u)	2,800	243,628
Sumitomo Chemical Co. Ltd. (Japan)	5,000	29,215
Teijin Ltd. (Japan)	800	15,331
Tosoh Corp. (Japan)(u)	9,900	152,160
Trinseo SA(u)	6,200	485,460

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Umicore SA (Belgium)	2,795	$156,044
Westlake Chemical Corp.(u)	5,100	423,861

		6,015,518

Commercial Services & Supplies — 0.2%
Deluxe Corp.(u)	1,200	68,328
Herman Miller, Inc.(u)	3,600	138,240
Knoll, Inc.(u)	1,800	42,210
Quad/Graphics, Inc.(u)	2,700	56,268
Republic Services, Inc.	42,960	3,121,474
Securitas AB (Sweden) (Class B Stock)	6,439	112,033
Steelcase, Inc. (Class A Stock)(u)	7,700	142,450
Waste Connections, Inc.	57,765	4,607,914

		8,288,917

Communications Equipment — 0.0%
CommScope Holding Co., Inc.*(u)	15,600	479,856
F5 Networks, Inc.*(u)	800	159,536
Lumentum Holdings, Inc.*(u)	5,800	347,710
Plantronics, Inc.(u)	3,600	217,080

		1,204,182

Construction & Engineering — 0.6%
Comfort Systems USA, Inc.(u)	700	39,480
Eiffage SA (France)	109,327	12,201,534
EMCOR Group, Inc.(u)	8,300	623,413
Ferrovial SA (Spain)	143,008	2,964,351
HOCHTIEF AG (Germany)	359	59,560
Kajima Corp. (Japan)(u)	22,500	326,245
Obayashi Corp. (Japan)(u)	40,900	386,710
Quanta Services, Inc.*(u)	2,900	96,802
Shimizu Corp. (Japan)(u)	15,200	138,451
Taisei Corp. (Japan)	6,500	295,723
Vinci SA (France)	108,772	10,351,190

		27,483,459

Construction Materials — 0.0%
Taiheiyo Cement Corp. (Japan)	800	25,092

Consumer Finance — 0.1%
Capital One Financial Corp.(u)	10,812	1,026,383
Discover Financial Services	13,206	1,009,599
Navient Corp.(u)	19,600	264,208
Nelnet, Inc. (Class A Stock)(u)	12,700	726,059
OneMain Holdings, Inc.*(u)	1,400	47,054
Synchrony Financial	26,954	837,730

		3,911,033

Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)(u)	5,700	305,862
Owens-Illinois, Inc.*(u)	17,500	328,825

		634,687

Distributors — 0.0%
LKQ Corp.*(u)	16,800	532,056

Diversified Consumer Services — 0.0%
Education Management Corp.*(u)	712,561	955
Grand Canyon Education, Inc.*(u)	2,800	315,840
Service Corp. International(u)	3,600	159,120

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
Strategic Education, Inc.(u)	500	$68,515

		544,430

Diversified Financial Services — 0.0%
Jefferies Financial Group, Inc.(u)	5,800	127,368
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2,300	13,533

		140,901

Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA (Spain), 144A	160,836	4,221,874
China Tower Corp. Ltd. (China) (Class H Stock), 144A*	22,543,597	3,293,421
Nippon Telegraph & Telephone Corp. (Japan)	10,400	467,760
Proximus SADP (Belgium)(u)	3,162	75,567
Swisscom AG (Switzerland)	24	10,871

		8,069,493

Electric Utilities — 1.2%
American Electric Power Co., Inc.	133,006	9,427,465
Chubu Electric Power Co., Inc. (Japan)	5,200	78,596
Enel SpA (Italy)	1,264,266	6,466,803
Evergy, Inc.	162,896	8,946,248
Eversource Energy(u)	800	49,152
Exelon Corp.(u)	179,177	7,822,868
Fortis, Inc. (Canada)	552	17,898
Iberdrola SA (Spain)	593,186	4,360,468
Kansai Electric Power Co., Inc. (The) (Japan)	7,100	106,985
Kyushu Electric Power Co., Inc. (Japan)	5,700	68,761
NextEra Energy, Inc.	85,607	14,347,719
Orsted A/S (Denmark), 144A	1,003	68,164
PNM Resources, Inc.(u)	1,800	71,010
Portland General Electric Co.(u)	3,700	168,757
PPL Corp.(a)	218,295	6,387,312
Terna Rete Elettrica Nazionale SpA (Italy)	4,900	26,134
Tohoku Electric Power Co., Inc. (Japan)	3,600	48,822
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	151,600	743,822

		59,206,984

Electrical Equipment — 0.0%
AMETEK, Inc.(u)	1,600	126,592
Atkore International Group, Inc.*(u)	5,000	132,650
EnerSys(u)	2,300	200,399
Regal Beloit Corp.(u)	3,300	272,085
Signify NV (Netherlands), 144A	5,335	137,824

		869,550

Electronic Equipment, Instruments & Components — 0.1%
Anixter International, Inc.*(u)	3,400	239,020
Arrow Electronics, Inc.*(u)	4,600	339,112
Avnet, Inc.(u)	4,200	188,034
Benchmark Electronics, Inc.(u)	1,200	28,080
CDW Corp.(u)	8,300	738,036
Hexagon AB (Sweden) (Class B Stock)	263	15,416
Hitachi High-Technologies Corp. (Japan)	400	13,757
Hitachi Ltd. (Japan)	1,000	33,958
Insight Enterprises, Inc.*(u)	2,500	135,225

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Nippon Electric Glass Co. Ltd. (Japan)	1,000	$31,443
ScanSource, Inc.*(u)	1,800	71,820
SYNNEX Corp.(u)	1,900	160,930
Tech Data Corp.*(u)	3,100	221,867
Venture Corp. Ltd. (Singapore)	4,900	63,123
Zebra Technologies Corp. (Class A Stock)*(u)	900	159,147

		2,438,968

Energy Equipment & Services — 0.0%
Archrock, Inc.(u)	13,900	169,580
Helix Energy Solutions Group, Inc.*(u)	10,400	102,752
Helmerich & Payne, Inc.(u)	2,600	178,802
Mammoth Energy Services, Inc.(u)	3,800	110,580
Subsea 7 SA (United Kingdom)	2,952	43,553
Superior Energy Services, Inc.*(u)	30,200	294,148
Unit Corp.*(u)	7,100	185,026

		1,084,441

Equity Real Estate Investment Trusts (REITs) — 0.4%
American Assets Trust, Inc., REIT(u)	4,400	164,076
American Tower Corp.	21,026	3,055,078
Apple Hospitality REIT, Inc.(u)	10,600	185,394
Ashford Hospitality Trust, Inc.(u)	7,600	48,564
Brixmor Property Group, Inc.(u)	31,100	544,561
Camden Property Trust(u)	2,400	224,568
CoreCivic, Inc.(u)	16,500	401,445
CyrusOne, Inc.	46,773	2,965,408
DDR Corp.(u)	9,700	129,883
DiamondRock Hospitality Co.(u)	13,500	157,545
Empire State Realty Trust, Inc. (Class A Stock), REIT(u)	3,400	56,474
Equinix, Inc.	10,337	4,474,784
Forest City Realty Trust, Inc. (Class A Stock)(u)	7,800	195,702
Franklin Street Properties Corp.(u)	16,800	134,232
Gaming and Leisure Properties, Inc.(u)	6,500	229,125
GEO Group, Inc. (The)(u)	24,450	615,162
Host Hotels & Resorts, Inc.(u)	27,900	588,690
Lexington Realty Trust(u)	17,400	144,420
Outfront Media, Inc.(u)	6,500	129,675
Paramount Group, Inc.(u)	3,700	55,833
Park Hotels & Resorts, Inc.(u)	13,100	429,942
PotlatchDeltic Corp.(u)	1,900	77,805
Ramco-Gershenson Properties Trust(u)	3,100	42,160
Retail Properties of America, Inc. (Class A Stock)(u)	12,800	156,032
Retail Value, Inc.*(u)	910	29,748
Ryman Hospitality Properties, Inc.(u)	2,800	241,276
Senior Housing Properties Trust(u)	7,700	135,212
Spirit MTA REIT(u)	7,620	87,782
Spirit Realty Capital, Inc.(u)	76,200	614,172
VEREIT, Inc.(u)	70,300	510,378
VICI Properties, Inc.(u)	25,500	551,310
WP Carey, Inc.(u)	3,300	212,223
Xenia Hotels & Resorts, Inc.(u)	5,000	118,500

		17,707,159

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.0%
Colruyt SA (Belgium)	192	$10,823
Kesko OYJ (Finland) (Class B Stock)	738	40,017
Koninklijke Ahold Delhaize NV (Netherlands)	19,966	456,366
METRO AG (Germany)	2,038	31,896

		539,102

Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	10,100	507,727
Barry Callebaut AG (Switzerland)	8	15,099
Cal-Maine Foods, Inc.(u)	2,200	106,260
Lamb Weston Holdings, Inc.(u)	3,366	224,176
Leroy Seafood Group ASA (Norway)	30,314	247,226
Marine Harvest ASA (Norway)	30,296	700,676
NH Foods Ltd. (Japan)	4,800	177,088
Pilgrim’s Pride Corp.*(u)	13,200	238,788
Salmar ASA (Norway)	3,368	167,519
Suedzucker AG (Germany)	5,469	72,735
Toyo Suisan Kaisha Ltd. (Japan)(u)	2,900	112,332

		2,569,626

Gas Utilities — 0.1%
Italgas SpA (Italy)	1,084,734	5,879,118
Osaka Gas Co. Ltd. (Japan)	6,200	121,024
Tokyo Gas Co. Ltd. (Japan)	6,900	169,782
UGI Corp.(u)	13,400	743,432

		6,913,356

Health Care Equipment & Supplies — 0.1%
ABIOMED, Inc.*(u)	1,200	539,700
Align Technology, Inc.*(u)	1,900	743,318
Atrion Corp.(u)	280	194,544
Baxter International, Inc.(u)	7,000	539,630
Cantel Medical Corp.(u)	1,400	128,884
Coloplast A/S (Denmark) (Class B Stock)	245	25,021
DENTSPLY SIRONA, Inc.(u)	10,700	403,818
DiaSorin SpA (Italy)	298	31,364
Edwards Lifesciences Corp.*(u)	3,500	609,350
GN Store Nord A/S (Denmark)	6,714	327,228
Hill-Rom Holdings, Inc.(u)	4,100	387,040
IDEXX Laboratories, Inc.*(u)	2,900	724,014
Inogen, Inc.*(u)	2,000	488,240
Integer Holdings Corp.*(u)	1,600	132,720
Masimo Corp.*(u)	5,900	734,786
Rotech Healthcare, Inc.^	5,517	—
Sonova Holding AG (Switzerland)	371	73,373
Varian Medical Systems, Inc.*(u)	1,100	123,123

		6,206,153

Health Care Providers & Services — 0.1%
Alfresa Holdings Corp. (Japan)	2,400	64,206
Centene Corp.*(u)	4,900	709,422
HealthEquity, Inc.*(u)	1,400	132,174
Magellan Health, Inc.*(u)	1,400	100,870
Medipal Holdings Corp. (Japan)	3,300	68,838
MEDNAX, Inc.*(u)	2,800	130,648
Molina Healthcare, Inc.*(u)	3,300	490,710
National HealthCare Corp.(u)	400	30,148
Suzuken Co. Ltd. (Japan)	500	23,698
Tenet Healthcare Corp.*(u)	10,500	298,830
UnitedHealth Group, Inc.(u)	2,700	718,308

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
WellCare Health Plans, Inc.*(u)	1,500	$480,735

		3,248,587

Health Care Technology — 0.0%
athenahealth, Inc.*(u)	2,500	334,000
HMS Holdings Corp.*(u)	1,600	52,496
Veeva Systems, Inc. (Class A Stock)*(u)	5,700	620,559

		1,007,055

Hotels, Restaurants & Leisure — 0.1%
Autogrill SpA (Italy)	8,095	82,939
Biglari Holdings, Inc. (Class B Stock)*(u)	500	90,675
BJ’s Restaurants, Inc.(u)	1,100	79,420
Bloomin’ Brands, Inc.(u)	14,200	281,018
Churchill Downs, Inc.(u)	700	194,390
Extended Stay America, Inc.(u)	16,900	341,887
Hilton Grand Vacations, Inc.*(u)	9,800	324,380
Hyatt Hotels Corp. (Class A Stock)(u)	2,600	206,934
Kindred Group PLC (Malta), SDR	2,703	30,372
McDonald’s Holdings Co. Japan Ltd. (Japan)	1,300	57,113
Penn National Gaming, Inc.*(u)	4,100	134,972
Ruth’s Hospitality Group, Inc.(u)	1,000	31,550
Texas Roadhouse, Inc.(u)	6,400	443,456
Yum China Holdings, Inc. (China)(u)	4,200	147,462

		2,446,568

Household Durables — 0.0%
Cavco Industries, Inc.*(u)	300	75,900
Electrolux AB (Sweden) (Class B Stock)	2,428	53,463
Haseko Corp. (Japan)(u)	27,500	356,739
Husqvarna AB (Sweden) (Class B Stock)	3,889	33,074
La-Z-Boy, Inc.(u)	8,700	274,920
Meritage Homes Corp.*(u)	4,000	159,600
NVR, Inc.*(u)	170	420,036
Sekisui House Ltd. (Japan)	2,300	35,011

		1,408,743

Household Products — 0.0%
Essity AB (Sweden) (Class B Stock)	2,929	73,586
Lion Corp. (Japan)(u)	8,800	195,173
Spectrum Brands Holdings, Inc.(u)	1,500	112,080

		380,839

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.(u)	42,700	597,800
Electric Power Development Co. Ltd.
(Japan)	1,300	35,941
Huaneng Renewables Corp. Ltd. (China)
(Class H Stock)	20,165,452	6,003,145
NRG Energy, Inc.(u)	291,551	10,904,007
Uniper SE (Germany)(u)	9,712	298,010

		17,838,903

Industrial Conglomerates — 0.0%
Rheinmetall AG (Germany)	2,655	277,181

Insurance — 0.1%
Aegon NV (Netherlands)	67,692	438,772
Ageas (Belgium)	2,004	107,786
Allianz SE (Germany)	1,872	416,545

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American Financial Group, Inc.(u)	6,500	$721,305
ASR Nederland NV (Netherlands)	4,456	212,122
Assicurazioni Generali SpA (Italy)	17,155	295,530
CNA Financial Corp.(u)	1,300	59,345
Fairfax Financial Holdings Ltd. (Canada)	63	34,227
First American Financial Corp.(u)	4,000	206,360
Genworth Financial, Inc. (Class A Stock)*(u)	9,800	40,866
Hannover Rueck SE (Germany)	1,177	165,919
Helvetia Holding AG (Switzerland)	75	45,680
Intact Financial Corp. (Canada)	182	15,133
Japan Post Holdings Co. Ltd. (Japan)	2,100	24,985
MetLife, Inc.(u)	2,500	116,800
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen (Germany)	610	135,042
NN Group NV (Netherlands)	9,860	439,327
Old Republic International Corp.(u)	23,100	516,978
Poste Italiane SpA (Italy), 144A(u)	82,224	655,522
Sampo OYJ (Finland) (Class A Stock)	2,122	109,934
Sun Life Financial, Inc. (Canada)	549	21,826
Swiss Life Holding AG (Switzerland)*	1,025	387,906
Swiss Re AG (Switzerland)	176	16,234
Talanx AG (Germany)	3,166	120,219
UnipolSai Assicurazioni SpA (Italy)	15,905	37,412
Unum Group(u)	4,100	160,187
Zurich Insurance Group AG (Switzerland)	400	126,174

		5,628,136

Internet & Direct Marketing Retail — 0.0%
Groupon, Inc.*(u)	28,500	107,445
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	3,200	47,520
Nutrisystem, Inc.(u)	3,300	122,265
Qurate Retail, Inc.*(u)	17,700	393,117

		670,347

Internet Software & Services — 0.0%
Alphabet, Inc. (Class C Stock)*(u)	582	694,600
Blucora, Inc.*(u)	5,400	217,350
Envestnet, Inc.*(u)	2,100	127,995
Facebook, Inc. (Class A Stock)*(u)	300	49,338
Mixi, Inc. (Japan)	4,200	100,569
SPS Commerce, Inc.*(u)	1,600	158,784
VeriSign, Inc.*(u)	3,100	496,372
Yelp, Inc.*(u)	6,300	309,960

		2,154,968

IT Services — 0.1%
Automatic Data Processing, Inc.(u)	2,700	406,782
Booz Allen Hamilton Holding Corp.(u)	13,200	655,116
CACI International, Inc. (Class A Stock)*(u)	1,600	294,640
CGI Group, Inc. (Canada) (Class A Stock)*	2,052	132,304
Cognizant Technology Solutions Corp. (Class A Stock)(u)	7,900	609,485
Conduent, Inc.*(u)	4,300	96,836
DXC Technology Co.(u)	5,200	486,304
First Data Corp. (Class A Stock)*(u)	4,300	105,221
Fujitsu Ltd. (Japan)	1,400	99,458
Itochu Techno-Solutions Corp. (Japan)	4,900	106,365
Leidos Holdings, Inc.(u)	7,200	497,952

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
MAXIMUS, Inc.(u)	1,600	$104,096
Science Applications International Corp.(u)	1,400	112,840
Total System Services, Inc.(u)	1,300	128,362
Travelport Worldwide Ltd.(u)	11,600	195,692

		4,031,453

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	4,400	170,929
BRP, Inc	351	16,465
Sega Sammy Holdings, Inc. (Japan)(u)	9,400	138,391
Vista Outdoor, Inc.*(u)	5,400	96,606

		422,391

Life Sciences Tools & Services — 0.0%
Bruker Corp.(u)	11,100	371,295
Charles River Laboratories International, Inc.*(u)	5,800	780,332
Illumina, Inc.*(u)	2,100	770,826
Lonza Group AG (Switzerland)*(u)	117	39,848
Medpace Holdings, Inc.*(u)	3,700	221,667

		2,183,968

Machinery — 0.1%
AGCO Corp.(u)	5,300	322,187
Colfax Corp.*(u)	4,200	151,452
Crane Co.(u)	1,300	127,855
Cummins, Inc.(u)	3,300	482,031
Georg Fischer AG (Switzerland)(u)	196	221,268
Global Brass & Copper Holdings, Inc.(u)	2,000	73,800
Harsco Corp.*(u)	4,600	131,330
Hillenbrand, Inc.(u)	1,800	94,140
Hyster-Yale Materials Handling, Inc.(u)	300	18,459
IDEX Corp.(u)	400	60,264
JTEKT Corp. (Japan)	1,100	16,069
MAN SE (Germany)	379	41,194
Oshkosh Corp.(u)	7,100	505,804
Sandvik AB (Sweden)	723	12,811
SKF AB (Sweden) (Class B Stock)	811	15,983
SPX FLOW, Inc.*(u)	1,400	72,800
Sumitomo Heavy Industries Ltd. (Japan)	900	32,091
Terex Corp.(u)	7,500	299,325
Timken Co. (The)(u)	4,300	214,355
Volvo AB (Sweden) (Class B Stock)	2,320	40,934
Wabash National Corp.(u)	2,700	49,221
Yangzijiang Shipbuilding Holdings Ltd. (China)	23,400	21,207

		3,004,580

Marine — 0.0%
Matson, Inc.(u)	2,200	87,208

Media — 0.0%
Hakuhodo DY Holdings, Inc. (Japan)	1,300	22,806
John Wiley & Sons, Inc. (Class A Stock)(u)	2,000	121,200
News Corp. (Class A Stock)(u)	17,700	233,463
Quebecor, Inc. (Canada) (Class B Stock)	3,556	71,304
TEGNA, Inc.(u)	20,600	246,376
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,800	37,399

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Tribune Media Co. (Class A Stock)(u)	4,700	$180,621

		913,169

Metals & Mining — 0.1%
Alcoa Corp.*(u)	3,100	125,240
APERAM SA (Luxembourg)	247	11,294
Aurubis AG (Germany)	3,624	252,862
Boliden AB (Sweden)	20,904	581,612
Franco-Nevada Corp. (Canada)	178	11,135
Freeport-McMoRan, Inc.(u)	38,200	531,744
JFE Holdings, Inc. (Japan)	4,000	91,768
Kinross Gold Corp. (Canada)*	26,314	71,711
Lundin Mining Corp. (Chile)	3,084	16,331
Nucor Corp.(u)	9,100	577,395
Reliance Steel & Aluminum Co.(u)	2,800	238,812
Salzgitter AG (Germany)	772	38,480
SSAB AB (Sweden) (Class A Stock)	3,222	16,166
St Barbara Ltd. (Australia)	50	126
Steel Dynamics, Inc.(u)	15,700	709,483
Worthington Industries, Inc.(u)	1,000	43,360

		3,317,519

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.(u)	3,000	54,540
Chimera Investment Corp.(u)	5,360	97,177
Invesco Mortgage Capital, Inc.(u)	16,000	253,120
Ladder Capital Corp., REIT(u)	8,600	145,684
Two Harbors Investment Corp.(u)	7,300	108,989

		659,510

Multiline Retail — 0.0%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	673	78,854
Dollarama, Inc. (Canada)	1,917	60,390
Kohl’s Corp.(u)	8,400	626,220
Macy’s, Inc.(u)	18,900	656,397

		1,421,861

Multi-Utilities — 0.5%
A2A SpA (Italy)(u)	160,932	279,574
CenterPoint Energy, Inc.(u)	18,200	503,230
E.ON SE (Germany)	715,974	7,305,118
Hera SpA (Italy)	38,596	120,147
MDU Resources Group, Inc.(u)	11,100	285,159
RWE AG (Germany)	313,432	7,759,466
Sempra Energy(a)	61,410	6,985,388

		23,238,082

Oil, Gas & Consumable Fuels — 1.6%
Anadarko Petroleum Corp.(u)	9,700	653,877
ARC Resources Ltd. (Canada)	2,772	30,904
Blue Ridge Mountain Resources, Inc.*	19,154	100,881
Canadian Natural Resources Ltd. (Canada) .	7,771	253,889
Cheniere Energy, Inc.*(u)	198,864	13,819,059
ConocoPhillips(u)	9,500	735,300
CONSOL Energy, Inc.*(u)	1,400	57,134
Continental Resources, Inc.*(u)	8,500	580,380
Enbridge, Inc. (Canada)	136,866	4,416,502
Energy Transfer Partners LP, MLP	191,850	4,270,581
Eni SpA (Italy)(u)	3,683	69,519

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Equinor ASA (Norway)	6,919	$194,784
HollyFrontier Corp.(u)	7,300	510,270
Idemitsu Kosan Co. Ltd. (Japan)	10,800	570,248
Inpex Corp. (Japan)	77,300	962,716
JXTG Holdings, Inc. (Japan)	238,300	1,797,973
Kinder Morgan, Inc.	168,167	2,981,601
Kosmos Energy Ltd. (Ghana)*(u)	11,900	111,265
Laredo Petroleum, Inc.*(u)	21,900	178,923
Murphy Oil Corp.(u)	12,300	410,082
Neste OYJ (Finland)(u)	11,105	914,778
Newfield Exploration Co.*(u)	14,300	412,269
ONEOK, Inc.	136,139	9,228,863
Origin Energy Ltd. (Australia)*	403,664	2,409,243
PBF Energy, Inc. (Class A Stock)(u)	7,100	354,361
Pembina Pipeline Corp. (Canada)(a)	216,323	7,352,819
Peyto Exploration & Development Corp. (Canada)	2,531	21,809
Phillips 66(u)	4,400	495,968
Quicksilver Resources, Inc., Physical Shares (original cost $0; purchased 10/28/16)^(f)	1,572	21,528
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	2,873	34,254
Targa Resources Corp.	134,064	7,549,144
Tourmaline Oil Corp. (Canada)	6,934	122,076
TransCanada Corp. (Canada)	143,777	5,817,200
Valero Energy Corp.(u)	6,000	682,500
Whitecap Resources, Inc. (Canada)	2,733	16,589
Williams Cos., Inc. (The)	417,205	11,343,804
World Fuel Services Corp.(u)	7,100	196,528

		79,679,621

Paper & Forest Products — 0.0%
Holmen AB (Sweden) (Class B Stock)	2,104	54,722
Louisiana-Pacific Corp.(u)	14,100	373,509
UPM-Kymmene OYJ (Finland)(u)	13,317	522,232
West Fraser Timber Co. Ltd. (Canada)	3,089	175,800

		1,126,263

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*(u)	1,600	3,520
Beiersdorf AG (Germany)	140	15,783
Herbalife Nutrition Ltd.*(u)	9,400	512,770
Medifast, Inc.(u)	1,600	354,480
Nu Skin Enterprises, Inc. (Class A Stock)(u) .	2,100	173,082
Pola Orbis Holdings, Inc. (Japan)	3,900	142,307
USANA Health Sciences, Inc.*(u)	1,500	180,825

		1,382,767

Pharmaceuticals — 0.1%
Astellas Pharma, Inc. (Japan)	20,700	361,239
Bausch Health Cos., Inc.*	4,055	104,134
H. Lundbeck A/S (Denmark)	4,970	306,428
Horizon Pharma PLC*(u)	13,200	258,456
Mallinckrodt PLC*(u)	13,900	407,409
Mitsubishi Tanabe Pharma Corp. (Japan)(u)	12,200	203,460
Novo Nordisk A/S (Denmark) (Class B Stock)	1,216	57,298
Otsuka Holdings Co. Ltd. (Japan)	700	35,293
Roche Holding AG (Switzerland)(u)	1,766	427,387

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Sawai Pharmaceutical Co. Ltd. (Japan)	2,300	$123,956
Shionogi & Co. Ltd. (Japan)	300	19,573
Sumitomo Dainippon Pharma Co. Ltd. (Japan)(u)	11,400	261,548
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	100	12,223
UCB SA (Belgium)	1,564	140,279
Zoetis, Inc.(u)	7,100	650,076

		3,368,759

Professional Services — 0.0%
DKSH Holding AG (Switzerland)	567	38,470
ICF International, Inc.(u)	1,100	82,995
Insperity, Inc.(u)	6,200	731,290
Kforce, Inc.(u)	900	33,840
Korn/Ferry International(u)	2,700	132,948
Robert Half International, Inc.(u)	600	42,228
Wolters Kluwer NV (Netherlands)	6,148	383,581

		1,445,352

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*(u)	14,900	657,090
Jones Lang LaSalle, Inc.(u)	1,000	144,320
Marcus & Millichap, Inc.*(u)	2,500	86,775

		888,185

Road & Rail — 0.6%
Central Japan Railway Co. (Japan)	700	145,661
CSX Corp.(u)	161,690	11,973,145
East Japan Railway Co. (Japan)	1,200	111,401
Genesee & Wyoming, Inc. (Class A Stock)* .	74,715	6,798,318
Jack Cooper Holdings Corp. (original cost
$3; purchased 04/19/16)^(f)	250	—
Kyushu Railway Co. (Japan)	5,600	170,466
Landstar System, Inc.(u)	1,900	231,800
Nippon Express Co. Ltd. (Japan)	4,100	268,926
Old Dominion Freight Line, Inc.(u)	3,900	628,914
Union Pacific Corp.	51,121	8,324,032
West Japan Railway Co. (Japan)	1,200	83,555

		28,736,218

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc.*(u)	4,800	247,920
Amkor Technology, Inc.*(u)	6,900	50,991
Analog Devices, Inc.(u)	5,100	471,546
ASM International NV (Netherlands)	4,542	234,279
Cabot Microelectronics Corp.(u)	1,600	165,072
Cypress Semiconductor Corp.(u)	33,500	485,415
Entegris, Inc.(u)	8,600	248,970
MKS Instruments, Inc.(u)	5,600	448,840
ON Semiconductor Corp.*(u)	30,500	562,115
Semtech Corp.*(u)	1,500	83,400
SMART Global Holdings, Inc.*(u)	5,500	158,070
Ultra Clean Holdings, Inc.*(u)	2,400	30,120
Versum Materials, Inc.(u)	4,100	147,641

		3,334,379

Software — 0.2%
Activision Blizzard, Inc.(u)	9,200	765,348
Adobe Systems, Inc.*(u)	2,700	728,865

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Aspen Technology, Inc.*(u)	4,800	$546,768
Cadence Design Systems, Inc.*(u)	11,000	498,520
CDK Global, Inc.(u)	1,800	112,608
Constellation Software, Inc. (Canada)	47	34,563
Dell Technologies, Inc. (Class V Stock)*(u)	7,600	738,112
Fortinet, Inc.*(u)	8,500	784,295
GungHo Online Entertainment, Inc. (Japan)	48,000	98,731
Intuit, Inc.(u)	2,400	545,760
MicroStrategy, Inc. (Class A Stock)*(u)	400	56,248
Nexon Co. Ltd. (Japan)*	1,800	23,497
Oracle Corp. (Japan)	2,300	185,243
Paycom Software, Inc.*(u)	1,800	279,738
Progress Software Corp.(u)	7,100	250,559
Software AG (Germany)	4,664	212,064
Square Enix Holdings Co. Ltd. (Japan)	6,600	273,175
SS&C Technologies Holdings, Inc.(u)	3,700	210,271
Synopsys, Inc.*(u)	7,100	700,131
Temenos AG (Switzerland)*(u)	3,550	574,441
Verint Systems, Inc.*(u)	400	20,040

		7,638,977

Specialty Retail — 0.1%
ABC-Mart, Inc. (Japan)	300	16,678
Asbury Automotive Group, Inc.*(u)	3,200	220,000
AutoNation, Inc.*(u)	2,400	99,720
Burlington Stores, Inc.*(u)	4,500	733,140
Dick’s Sporting Goods, Inc.(u)	19,600	695,408
Foot Locker, Inc.(u)	3,900	198,822
Genesco, Inc.*(u)	2,200	103,620
Group 1 Automotive, Inc.(u)	200	12,980
Party City Holdco, Inc.*(u)	2,500	33,875
Penske Automotive Group, Inc.(u)	600	28,434
Shimamura Co. Ltd. (Japan)(u)	2,600	246,032
Ulta Beauty, Inc.*(u)	2,200	620,664
Yamada Denki Co. Ltd. (Japan)(u)	56,700	286,849

		3,296,222

Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	1,200	23,655
Hewlett Packard Enterprise Co.(u)	30,700	500,717
HP, Inc.(u)	17,400	448,398

		972,770

Textiles, Apparel & Luxury Goods — 0.0%
adidas AG (Germany)	387	94,552
Carter’s, Inc.(u)	3,000	295,800
Lululemon Athletica, Inc.*(u)	1,200	194,988
Moncler SpA (Italy)	3,484	149,787
Pandora A/S (Denmark)	1,629	101,642
Swatch Group AG (The) (Switzerland)	30	11,852
Wolverine World Wide, Inc.(u)	6,200	242,110

		1,090,731

Thrifts & Mortgage Finance — 0.0%
First Defiance Financial Corp.(u)	2,200	66,242
New York Community Bancorp, Inc.	116	1,203
Radian Group, Inc.(u)	12,700	262,509
Walker & Dunlop, Inc.(u)	700	37,016

		366,970

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.(u)	1,200	$93,900
BMC Stock Holdings, Inc.*(u)	4,300	80,195
GMS, Inc.*(u)	2,700	62,640
ITOCHU Corp. (Japan)(u)	34,000	621,791
Marubeni Corp. (Japan)	100,800	921,662
Mitsubishi Corp. (Japan)	22,900	705,002
Mitsui & Co. Ltd. (Japan)	23,700	421,056
MRC Global, Inc.*(u)	2,700	50,679
Sojitz Corp. (Japan)	103,700	373,972
Sumitomo Corp. (Japan)	23,100	384,544
Toyota Tsusho Corp. (Japan)	700	26,409
Univar, Inc.*(u)	4,300	131,838
WESCO International, Inc.*(u)	4,100	251,945

		4,125,633

Transportation Infrastructure — 0.9%
Aena SME SA (Spain), 144A	16,205	2,807,616
Aeroports de Paris (France)	23,750	5,351,335
Atlantia SpA (Italy)	136,991	2,841,169
Atlas Arteria Ltd. (Australia)	963,141	4,867,391
Auckland International Airport Ltd. (New
Zealand)	902,172	4,364,023
Enav SpA (Italy), 144A	855,782	4,165,799
Kamigumi Co. Ltd. (Japan)	6,600	145,324
Macquarie Infrastructure Corp.(u)	3,000	138,390
Malaysia Airports Holdings Bhd (Malaysia)	1,423,452	3,063,675
Transurban Group (Australia)	1,086,280	8,806,795
Transurban Group (Australia), 144A	190,576	1,545,056
Westshore Terminals Investment Corp. (Canada)	323,411	6,720,359

		44,816,932

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	7,400	204,513
Telephone & Data Systems, Inc.(u)	4,800	146,064

		350,577

TOTAL COMMON STOCKS (cost $391,610,066)		436,853,634

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	2,678	470,484

Banks — 0.0%
First Banks, Inc., Series C (original cost $73,850; purchased 08/09/13)^(f)	211	58,813

Oil, Gas & Consumable Fuels — 0.0%
Sanchez Energy Corp., CVT, 4.875%	11,950	82,933

TOTAL PREFERRED STOCKS (cost $863,513)		612,230

	Units
RIGHTS* — 0.0%
Biotechnology — 0.0%
Ambit Biosciences Corp., CVR, expiring 11/10/24(original cost $0; purchased 11/12/14)^(f)(u)	11,080	13,921

	Units	Value
RIGHTS* (Continued)
Health Care Equipment & Supplies — 0.0%
American Medical Alert Corp., CVR, expiring 10/01/21(original cost $0; purchased 12/27/11)^(f)	27,759	$3

TOTAL RIGHTS (cost $0)		13,924

	Shares
EXCHANGE TRADED FUNDS — 1.0%
Financial Select Sector SPDR Fund	700,000	19,306,000
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	81,000	9,309,330
iShares U.S. Real Estate ETF	250,000	20,005,000

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $45,041,575)		48,620,330

	Units
WARRANTS* — 0.0%
Diversified Consumer Services — 0.0%
Education Management Corp., expiring 06/30/22^	1,339,182	—

Semiconductors & Semiconductor Equipment — 0.0%
GT Advanced Technologies, Inc., expiring 03/17/19(original cost $0; purchased 07/06/16)^(f)	162	—

Textiles, Apparel & Luxury Goods — 0.0%
KBS Fashion Group Ltd., expiring 08/01/19	5,387	—

TOTAL WARRANTS (cost $113,346)		—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.0%
Ally Auto Receivables Trust,
Series 2017-2, Class A2
1.490%	11/15/19	74	74,146
Ally Master Owner Trust,
Series 2017-1, Class A, 1 Month LIBOR + 0.400%
2.558%(c)	02/15/21	800	801,511
Ford Credit Auto Lease Trust,
Series 2017-A, Class A2A
1.560%	11/15/19	49	48,496
Series 2017-A, Class A2B, 1 Month LIBOR + 0.140%
2.298%(c)	11/15/19	113	113,255
GM Financial Automobile Leasing Trust,
Series 2017-1, Class A2A
1.670%	09/20/19	75	74,797
Hertz Vehicle Financing II LP,
Series 2015-1A, Class B, 144A
3.520%	03/25/21	400	397,523
Series 2016-1A, Class C, 144A
4.750%	03/25/20	463	464,279

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Westlake Automobile Receivables Trust,
Series 2017-1A, Class A2, 144A
1.780%	04/15/20	67	$66,906

			2,040,913

Collateralized Loan Obligations — 0.0%
Community Funding CLO (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27	325	313,148

Home Equity Loans — 0.2%
Argent Securities Trust,
Series 2006-W1, Class A2D, 1 Month LIBOR + 0.300%
2.516%(c)	03/25/36	435	405,971
Asset-Backed Funding Certificates Trust,
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.600%
2.816%(c)	10/25/34	65	65,665
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%
2.416%(c)	04/25/37	174	228,619
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1, 1 Month LIBOR + 0.145%, 144A
2.361%(c)	09/25/36	362	348,165
Series 2007-AMC2, Class A3A, 1 Month LIBOR + 0.080%
2.296%(c)	01/25/37	749	539,546
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M3, 1 Month LIBOR + 0.460%
2.676%(c)	10/25/35	500	462,969
GSAA Trust,
Series 2006-7, Class AF2
5.995%(cc)	03/25/46	1,583	1,099,095
Home Equity Asset Trust,
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
3.071%(c)	08/25/34	98	97,361
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-A, Class M7, 1 Month LIBOR + 1.950%
4.166%(c)	03/25/35	1,000	986,603
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.110%
2.326%(c)	08/25/36	1,401	765,038
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE5, Class A2B, 1 Month LIBOR + 0.110%
2.326%(c)	08/25/37	1,649	1,049,494
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.660%
2.876%(c)	01/25/35	268	263,661
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
3.822%(cc)	06/20/31	630	582,472
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM1, Class M3, 1 Month LIBOR + 0.510%
2.726%(c)	05/25/35	1,800	1,712,579
Option One Mortgage Loan Trust,
Series 2007-CP1, Class 1A1, 1 Month LIBOR + 0.140%
2.356%(c)	03/25/37	209	187,333
Soundview Home Loan Trust,
Series 2006-3, Class A4, 1 Month LIBOR + 0.250%
2.466%(c)	11/25/36	1,500	1,393,585

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.163%(cc)	05/25/31	774	$746,807
Terwin Mortgage Trust,
Series 2003-6HE, Class A1, 1 Month LIBOR + 0.940%
3.156%(c)	11/25/33	15	14,530
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
2.466%(c)	04/25/37	1,597	858,304

			11,807,797

Other — 0.0%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2014-1, Class A2, 144A
4.277%	09/05/44	634	624,197

Residential Mortgage-Backed Securities — 0.2%
Argent Securities Trust,
Series 2006-M1, Class A1, 1 Month LIBOR + 0.150%
2.366%(c)	07/25/36	1,539	1,301,367
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M5, 1 Month LIBOR + 0.975%
3.191%(c)	07/25/35	800	747,893
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A, 1 Month LIBOR + 1.350%, 144A
3.566%(c)	10/25/37	1,089	1,098,756
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A3, 1 Month LIBOR + 0.220%
2.436%(c)	08/25/36	1,000	993,146
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
2.746%(c)	02/25/36	400	397,187
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
2.676%(c)	05/25/36	1,000	983,819
Series 2006-15, Class A6
4.709%(cc)	10/25/46	125	119,749
FFMLT Trust,
Series 2005-FF8, Class M2, 1 Month LIBOR + 0.780%
2.996%(c)	09/25/35	600	597,105
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
2.526%(c)	07/25/36	500	478,395
GSAMP Trust,
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
2.366%(c)	12/25/46	857	540,182
Long Beach Mortgage Loan Trust,
Series 2006-WL1, Class 1A1, 1 Month LIBOR + 0.460%
2.676%(c)	01/25/46	7	6,772
PFCA Home Equity Investment Trust,
Series 2003-IFC6, Class A, 144A
4.212%(cc)	04/22/35	364	365,934
RASC Trust,
Series 2006-KS3, Class M1, 1 Month LIBOR + 0.330%
2.546%(c)	04/25/36	100	99,173
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3, 1 Month LIBOR + 0.260%
2.476%(c)	02/25/37	1,539	647,182
U.S. Residential Opportunity Fund IV Trust,
Series 2017-1III, Class A, 144A
3.352%	11/27/37	71	70,390

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%	06/25/47		45	$44,411
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		375	370,673

				8,862,134
Student Loans — 0.1%
Navient Student Loan Trust,
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.366%(c)	03/25/66		310	314,735
Nelnet Student Loan Trust,
Series 2008-3, Class A4, 3 Month LIBOR + 1.650%
3.961%(c)	11/25/24		270	273,975
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 1 Month LIBOR + 2.250%, 144A
4.408%(c)	06/16/42		190	194,718
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		189	188,175
SLM Student Loan Trust,
Series 2003-5, Class A5, 3 Month EURIBOR + 0.270%
0.000%(c)	06/17/24	EUR	64	73,519
Series 2004-2, Class A5, 3 Month EURIBOR + 0.180%
0.000%(c)	01/25/24	EUR	247	286,370
Series 2004-3A, Class A6B, 3 Month LIBOR + 0.550%, 144A
2.885%(c)	10/25/64		500	499,702
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		494	489,581
South Carolina Student Loan Corp.,
Series 2005, Class A3, 3 Month LIBOR + 0.140%
2.461%(c)	12/01/23		24	23,537

				2,344,312
TOTAL ASSET-BACKED SECURITIES (cost $25,053,776)				25,992,501

BANK LOANS — 0.1%
Commercial Services — 0.0%
Prime Security Services Borrower, LLC,
2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%
4.992%(c)	05/02/22		178	178,987

Computers — 0.0%
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.250%(c)	09/07/23		99	99,439

Construction Materials — 0.0%
American Builders & Contractors Supply Co., Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.000%
4.242%(c)	10/31/23		188	187,513

Consumer Products & Services — 0.0%
Trans Union LLC,
2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%
4.000%(c)	04/09/23		75	75,381

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Containers & Packaging — 0.0%
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
5.000%(c)	02/05/23	114	$114,864

Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.383%(c)	01/02/25	16	15,874

Diversified Financial Services — 0.0%
Jaguar Holding Company II,
2018 Term Loan, 1 Month LIBOR + 2.500%
5.000%(c)	08/18/22	198	198,079
UPC Financing Partnership,
Facility AR, 1 Month LIBOR + 2.500%
5.000%(c)	01/15/26	125	124,807

			322,886

Diversified Telecommunication Services — 0.0%
Numericable U.S. LLC,
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%
5.846%(c)	01/31/26	149	146,921

Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
5.000%(c)	08/14/24	165	164,737

Food Products — 0.0%
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.000%(c)	05/24/24	154	153,781

Health Care Providers & Services — 0.0%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.000%(c)	06/07/23	107	107,045

Hotels, Restaurants & Leisure — 0.0%
1011778 B.C. Unlimited Liability Co.,
Term B-3 Loan, 1 Month LIBOR +2.250%
4.492%(c)	02/16/24	141	141,090
Hilton Worldwide,
Series B-2 Term Loan, 1 Month LIBOR + 1.750%
3.966%(c)	10/25/23	85	85,230

			226,320

Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.992%(c)	12/23/24	117	117,223

Manufacturing — 0.0%
Quikrete Holdings, Inc.,
Initial Loan (First Lien), 1 Month LIBOR + 2.750%
5.000%(c)	11/15/23	51	51,124

Media — 0.1%
Charter Communications Operating, LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.250%(c)	04/30/25	197	197,447
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	03/15/24	198	192,175

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Media (cont’d.)

				$389,622
Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Q Loan, 2 Month LIBOR + 2.000%
4.186%(c)	10/01/22		148	148,078
Term R Loan, 2 Month LIBOR + 2.000%
4.186%(c)	01/19/24		52	52,005

				200,083
Software — 0.0%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	03/01/24		29	29,557
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.212%(c)	04/26/24		206	206,139

				235,696
Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.992%(c)	01/31/25		298	295,641
4.992%(c)	01/31/25		33	32,767

				328,408
TOTAL BANK LOANS (cost $3,132,116)				3,115,904

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1, 3 Month GBP LIBOR + 2.000%
2.802%(c)	02/15/41	GBP	327	424,368
Commercial Mortgage Trust,
Series 2015-CR26, Class ASB
3.373%	10/10/48		2,000	1,986,054
CSMC Trust,
Series 2017-CHOP, Class F, 1 Month LIBOR + 4.350%, 144A
6.508%(c)	07/15/32		460	463,920
Fannie Mae-Aces,
Series 2010-M7, Class FA, 1 Month LIBOR + 0.600%
2.816%(c)	11/25/20		440	440,791
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF12, Class A, 1 Month LIBOR + 0.700%
2.814%(c)	09/25/22		1,025	1,028,211
GS Mortgage Securities Corp. II,
Series 2018-SRP5, Class C, 1 Month LIBOR + 3.750%, 144A
5.908%(c)	09/15/31		900	899,995
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
2.123%(cc)	11/10/45		1,025	67,314
IMT Trust,
Series 2017-APTS, Class FFL, 1 Month LIBOR + 2.850%, 144A
5.008%(c)	06/15/34		800	803,501
J.P. Morgan Chase Commercial Mortgage Securities Trust,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2018-PHMZ, Class M, 1 Month LIBOR + 8.208%, 144A
10.366%(c)	06/15/35		1,000	$1,000,771
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,154	1,166,697
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39		106	73,085
Real Estate Asset Liquidity Trust (Canada),
Series 2018-1A, Class A1, 144A
3.072%	08/12/53	CAD	297	228,214
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600	610,136
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class AJ
6.281%(cc)	06/15/45		594	470,547
Series 2007-C33, Class AJ
5.984%(cc)	02/15/51		246	243,132

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,074,886)				9,906,736

CONVERTIBLE BONDS — 0.0%
Healthcare-Products — 0.0%
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(original cost $456,753; purchased 12/06/10)(d)(f)
6.250%	12/15/16		450	540

Leisure Products — 0.0%
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
0.000%	12/31/50^		500	28,087

TOTAL CONVERTIBLE BONDS (cost $956,753)				28,627

CORPORATE BONDS — 5.2%
Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%
2.819%(c)	04/30/20		400	399,844
Spirit AeroSystems, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.800%
3.134%(c)	06/15/21		100	100,216
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		400	398,224
4.125%	11/16/28		510	506,517

				1,404,801
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24		600	571,883
Gtd. Notes, 3 Month LIBOR + 0.590% (Cap N/A, Floor 0.000%), 144A
2.909%(c)	08/14/20		1,200	1,204,249

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	1,700	$1,683,395
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	30	33,436

			3,492,963

Airlines — 0.0%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	200	190,444
Spirit Airlines Pass-Through Trust 2015-1A,
Pass-Through Certificates
4.100%	10/01/29	1,246	1,241,825

			1,432,269

Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
2.691%(c)	11/05/21	100	100,129
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	800	789,392
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.200%	01/15/21	200	197,036
5.875%	08/02/21	200	209,167
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.580%
3.919%(c)	01/08/19	1,900	1,906,187
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/13/20	1,100	1,096,824
3.550%	04/09/21	100	99,931
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	07/01/19	500	496,663
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.520%, 144A
2.854%(c)	03/15/21	100	100,185
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.000%)
2.712%(c)	05/17/22	200	200,430
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19	900	895,416
2.450%	11/20/19	600	594,400

			6,685,760

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22	24	24,510
Exide Technologies, Escrow Shares,
(original cost $0; purchased 07/14/15)(d)(f)
0.000%(s)	12/31/99^	2,750	—

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A
4.750%	09/15/26		200	$188,500
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A
4.500%	04/29/22		153	154,914

				367,924
Banks — 2.2%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%	12/29/49	EUR	700	860,109
BAC Capital Trust XIV,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	12/31/49		3,330	2,797,200
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	1,400	1,626,151
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia),
Sub. Notes, 144A
4.875%	04/21/25		420	419,370
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
6.125%	12/31/99		200	179,750
6.750%	12/31/49	EUR	200	241,461
8.875%	12/29/49	EUR	400	518,989
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
4.000%	01/21/19	EUR	700	239,757
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.875%	06/30/49		200	200,302
7.625%	06/30/49		1,080	1,090,811
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		955	940,675
Sub. Notes, 144A
3.800%	08/11/26		800	780,008
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes, 144A
5.875%	04/25/21		420	417,379
Banco Santander SA (Spain),
Jr. Sub. Notes
6.375%	05/29/49		400	396,675
Bank of America Corp.,
Jr. Sub. Notes
5.875%	12/31/49		400	395,000
5.875%	12/31/99		190	187,625
6.100%	12/29/49		60	62,850
Bank of Nova Scotia (The) (Canada),
Covered Bonds
1.875%	04/26/21		1,000	966,867
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		500	542,000
Barclays PLC (United Kingdom),
Jr. Sub. Notes

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.500%	12/29/49	EUR	600	$717,528
7.000%	12/31/99	GBP	400	525,925
7.750%	12/29/99		200	200,500
8.000%	12/15/49	EUR	700	895,376
8.000%	12/31/99	EUR	300	383,733
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.451%(c)	08/10/21		800	829,716
Sr. Unsec’d. Notes, MTN
4.972%	05/16/29		230	226,474
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%	09/22/29		120	123,751
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.125%	01/18/33		240	218,100
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%	12/29/49	EUR	379	484,041
Jr. Sub. Notes, 144A
7.625%	12/29/49(a)		240	252,000
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.530%(c)	05/22/22		700	706,839
Sub. Notes, EMTN
2.750%	11/30/27	EUR	700	854,485
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
3.150%	06/27/21		300	299,035
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.375%	05/15/20		200	205,520
Citigroup, Inc.,
Jr. Sub. Notes
5.950%	12/29/49		1,760	1,775,400
6.300%	12/29/49		200	204,250
Sr. Unsec’d. Notes
8.125%	07/15/39		84	121,251
Sub. Notes
4.450%	09/29/27		500	494,223
4.600%	03/09/26		350	352,316
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
2.881%(c)	05/26/20		700	702,154
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%	04/26/49	EUR	600	772,862
6.625%	12/31/49	EUR	600	772,862
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	1,200	1,523,639
Credit Agricole SA (France),
Jr. Sub. Notes
6.500%	12/31/49	EUR	360	457,711
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/24/23		900	883,228
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.250%	09/12/25		200	200,750
7.500%	07/17/49		210	216,038

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 3 Month LIBOR + 2.290%
4.623%(c)	04/16/21		1,100	$1,147,665
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%	10/29/49	EUR	660	779,703
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	10/14/21		900	894,348
4.250%	10/14/21		400	397,488
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
3.307%(c)	07/13/20		1,400	1,394,587
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		1,500	1,430,793
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22		2,800	2,702,876
2.500%	01/25/21		1,300	1,280,900
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
3.250%	06/28/23		800	793,694
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.000%	03/30/22		300	291,450
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	06/01/43		42	35,070
Goldman Sachs Capital III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.770% (Cap N/A, Floor 4.000%)
4.000%(c)	12/31/49		27	22,275
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.223%	05/01/29		300	295,607
4.750%	10/21/45		100	101,719
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.534%(c)	09/15/20		500	507,857
Sub. Notes
4.250%	10/21/25		90	89,180
5.150%	05/22/45		240	244,939
6.750%	10/01/37		850	1,022,512
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20		300	304,686
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/29/49		260	257,725
6.500%	03/28/49		300	289,500
6.500%	12/31/49		200	193,000
Sr. Unsec’d. Notes
3.950%	05/18/24(a)		300	298,040
4.292%	09/12/26		1,100	1,089,192
4.583%	06/19/29		630	630,010
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.922%(c)	05/18/21		400	400,775

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.984%(c)	09/11/21		600	$600,763
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.322%(c)	05/18/24		200	199,645
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.380%
3.714%(c)	09/12/26		700	700,070
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		300	291,394
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
4.100%	10/02/23		700	700,522
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.398%(c)	10/02/23		700	699,832
Sub. Notes, EMTN
2.500%	02/15/29	EUR	600	711,808
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.250%	12/31/99	EUR	400	462,098
7.750%	12/31/49	EUR	400	498,051
Jr. Sub. Notes, EMTN
7.000%	12/31/49	EUR	860	1,025,398
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, MTN, 144A
6.125%	12/31/99		990	918,225
KBC Group NV (Belgium),
Sub. Notes, EMTN
1.875%	03/11/27	EUR	400	473,132
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.250%	09/15/25	EUR	800	916,281
Gov’t. Gtd. Notes, GMTN
0.750%	06/28/28	EUR	1,000	1,156,800
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	46,500	5,563,927
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
4.875%	03/30/27	GBP	300	474,684
5.125%	03/07/25	GBP	300	466,263
Gtd. Notes
3.300%	05/07/21		300	298,838
Gtd. Notes, 3 Month LIBOR + 0.490%
2.833%(c)	05/07/21		200	200,697
Gtd. Notes, MTN, 144A
5.800%	01/13/20		500	515,555
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/31/99	EUR	200	245,562
7.000%	12/31/99	GBP	1,400	1,852,532
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.153%(c)	06/21/21		400	401,568
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%, 144A
2.687%(c)	04/04/19		600	600,389
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20		500	493,645

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.922%	09/11/24		300	$298,382
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.331%(c)	09/11/24		400	401,795
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%	04/24/24		600	594,904
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20		500	493,215
NORD/LB Luxembourg SA Covered Bond Bank (Luxembourg),
Covered Bonds, EMTN
2.875%	02/16/21		400	395,085
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	5,000	573,456
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	6,245	977,991
2.500%	10/01/47	DKK	141	22,837
3.000%	10/01/47	DKK	52	8,719
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%, 144A
2.762%(c)	05/17/21		400	400,840
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	22,103	3,461,354
Covered Bonds, MTN
2.500%	07/01/47	DKK	46	7,424
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%	06/25/24		600	598,296
5.076%	01/27/30		700	698,764
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
3.923%(c)	06/25/24		1,500	1,509,581
Sub. Notes
5.125%	05/28/24		1,280	1,280,974
6.000%	12/19/23		510	530,563
6.100%	06/10/23		600	626,015
6.125%	12/15/22		160	167,295
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23		1,920	1,929,599
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%	12/29/49	GBP	200	273,521
Sr. Unsec’d. Notes
3.373%	01/05/24		800	769,008
3.823%	11/03/28		600	551,053
Sub. Notes, 144A
5.625%	09/15/45		200	206,628
Sub. Notes, MTN, 144A
4.750%	09/15/25		200	194,943
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	06/01/21		500	498,040
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, EMTN
3.080%	03/07/19	EUR	300	349,987

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Societe Generale SA (France),
Sub. Notes
2.500%	09/16/26	EUR	700	$840,850
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22	SEK	15,000	1,947,497
Covered Bonds, MTN
1.500%	12/15/21	SEK	2,000	233,338
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
3.287%(c)	04/06/20		700	701,679
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.050%	03/06/19		700	698,043
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22	SEK	34,000	3,935,483
2.000%	06/17/26	SEK	11,000	1,289,104
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21	SEK	9,800	1,128,473
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/29/21		760	679,265
5.125%	05/03/22		850	742,730
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		400	390,607
UBS AG (Switzerland),
Gtd. Notes
5.750%	12/29/49	EUR	400	514,345
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580% (Cap N/A, Floor 0.000%), 144A
2.907%(c)	06/08/20		1,600	1,606,413
Sr. Unsec’d. Notes, MTN, 144A
2.200%	06/08/20		600	589,169
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%), 144A
2.637%(c)	12/07/18		900	900,256
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22		600	579,989
Gtd. Notes, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%), 144A
4.119%(c)	04/14/21		200	206,226
Sub. Notes
7.625%	08/17/22		1,300	1,448,200
UniCredit SpA (Italy),
Jr. Sub. Notes
6.625%	12/31/49	EUR	1,120	1,284,120
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)
5.570%(c)	03/15/42		4,828	4,782,134
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%	12/29/49		128	134,642

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.572%(c)	10/31/23	500	$509,920
Sub. Notes, MTN
4.750%	12/07/46	50	49,808
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18	500	499,479

			109,137,995

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	140	136,037
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	200	197,135
4.375%	04/15/38	100	96,231
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24	30	31,061
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42	200	221,688

			682,152

Building Materials — 0.0%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	09/21/23	300	300,946
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	500	499,735

			800,681

Chemicals — 0.1%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	430	410,091
Chandra Asri Petrochemical Tbk PT (Indonesia),
Gtd. Notes, 144A
4.950%	11/08/24	340	297,072
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.125%	07/19/27	1,280	1,207,108
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	470	450,989
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	500	480,000
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21	200	199,438

			3,044,698

Commercial Services — 0.1%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
2.881%(c)	08/04/20	1,500	1,502,565
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, MTN, 144A

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
5.625%	09/25/48		460	$455,488
Equifax, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
3.184%(c)	08/15/21		100	100,597
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19		400	397,509
2.600%	12/01/21		800	772,534
5.250%	10/01/20		300	309,783
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		500	511,180
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24		220	226,336
5.875%	09/15/26		50	51,313
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		60	58,922

				4,386,227

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		1,110	1,112,805
4.420%	06/15/21		2,300	2,334,676
DXC Technology Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.271%(c)	03/01/21		400	400,006

				3,847,487

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19		400	401,576
4.625%	10/30/20		650	662,397
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
3.500%	09/18/27		200	183,283
BRFkredit A/S (Denmark),
Covered Bonds
2.500%	10/01/47	DKK	60	9,714
Clifford Capital Pte Ltd. (Singapore),
Gov’t. Gtd. Notes, EMTN
3.380%	03/07/28		300	290,133
Fondo MIVIVIENDA SA (Peru),
Sr. Unsec’d. Notes, 144A
3.500%	01/31/23		830	805,100
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.780%(cc)	12/21/65		630	573,300
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		600	608,281
6.250%	05/15/19		800	815,560
8.250%	12/15/20		600	655,663
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	200	240,333

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.375%
2.771%(c)	06/30/21		200	$200,418
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		200	201,500
5.500%	01/15/19		600	603,000
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	21,423	3,360,209
2.000%	10/01/50	DKK	1,977	306,155
2.500%	10/01/47	DKK	1	87
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, EMTN
1.900%	07/21/21		800	766,922
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		100	95,205

				10,778,836

Electric — 0.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30		700	700,700
Chugoku Electric Power Co., Inc. (The) (Japan),
Sr. Sec’d. Notes
2.701%	03/16/20		500	494,728
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		580	588,717
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%, 144A
2.914%(c)	05/15/20		200	200,084
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%, 144A
2.819%(c)	05/14/21		1,400	1,403,669
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20		300	314,087
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21		700	679,532
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		730	736,497
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39		300	326,282
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		700	718,385
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		100	100,976
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27		220	214,007
7.375%	11/15/31		600	774,440

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
4.250%	12/01/19		700	$710,166
Iberdrola Finance Ireland DAC (Spain),
Gtd. Notes, 144A
5.000%	09/11/19		100	101,714
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27		350	323,754
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.315%
2.636%(c)	09/03/19		540	540,918
Gtd. Notes, 3 Month LIBOR + 0.400%
2.711%(c)	08/21/20		600	600,412
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27		750	663,450
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		850	889,950
Sr. Unsec’d. Notes, MTN
5.250%	10/24/42		400	374,920
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.784%(c)	03/15/21		100	99,901
Southern Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%, 144A
2.888%(c)	12/20/20		300	300,064
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25		1,140	1,110,424

				12,967,777

Engineering & Construction — 0.0%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	387,922

Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21(a)		100	99,048
3.650%	03/15/23(a)		400	392,307
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.839%(c)	10/09/20		700	698,436
Danone SA (France),
Sr. Unsec’d. Notes, 144A
1.691%	10/30/19		200	197,055
2.077%	11/02/21		800	765,667
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21		100	99,352
Kraft Heinz Foods Co.,
Gtd. Notes
4.125%	07/01/27	GBP	320	443,823
5.200%	07/15/45		90	87,975
Gtd. Notes, 3 Month LIBOR + 0.570%
2.911%(c)	02/10/21		900	900,913

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	60	$58,800
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	1,300	1,241,831
Tyson Foods, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.765%(c)	05/30/19	700	700,937

			5,686,144

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
2.539%	11/15/19	500	496,168
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	07/14/26	630	635,513

			1,131,681

Gas — 0.0%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23	100	99,031
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.934%(c)	06/15/21	800	799,582
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes
4.250%	04/30/28	700	686,875

			1,585,488

Healthcare-Products — 0.0%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	300	298,316
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes
10.750%	04/15/20(a)	200	198,500
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20	700	693,196

			1,190,012

Healthcare-Services — 0.0%
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42	170	153,175
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	110	109,725
Dignity Health,
Sec’d. Notes
5.267%	11/01/64	120	118,411
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19	700	713,840
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	100	98,371

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		10	$10,200
5.625%	09/01/28		10	10,050
Sr. Sec’d. Notes
4.500%	02/15/27		20	19,575

				1,233,347

Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		110	105,612

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.560%, 144A
2.926%(c)	06/24/22		400	399,785

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares,
(d)
0.000%(s)	10/15/99^		950	—

Insurance — 0.0%
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.350%	04/20/28		600	580,460
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	300	349,995
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		180	191,216

				1,121,671

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.050%	08/22/47		790	778,204
4.250%	08/22/57		1,060	1,059,504
4.950%	12/05/44		80	89,469
eBay, Inc.,
Sr. Unsec’d. Notes
2.150%	06/05/20		1,000	983,389

				2,910,566

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36		464	538,797

Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		500	476,359
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		130	128,145
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	08/08/25		400	399,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
5.400%	08/08/28	200	$199,030

			1,202,634

Machinery-Construction & Mining — 0.0%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
Sec’d. Notes, 144A
9.250%	03/15/24	400	420,500

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.656%(c)	06/22/20	1,100	1,102,071

Media — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	210	210,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	47,375
5.375%	05/01/25	80	79,400
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.750%	02/15/28	1,500	1,381,268
4.200%	03/15/28	130	124,372
5.375%	04/01/38	100	97,269
6.834%	10/23/55	250	275,938
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19	210	213,150
DISH DBS Corp.,
Gtd. Notes
5.125%	05/01/20	600	604,488
5.875%	11/15/24	220	197,175
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27	580	569,850
5.500%	07/21/25	240	247,757
Sky PLC (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19	200	199,031
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	400	408,388
7.300%	07/01/38	210	240,538
8.750%	02/14/19(a)	1,000	1,020,661
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	200	195,558

			6,112,218

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	190,412
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	10	9,700

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40			220	$260,424
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27			110	103,503

					564,039

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39			150	187,352
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38			150	167,437
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
2.891%(c)	11/10/20			590	589,453

					944,242

Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23		AUD	800	508,494
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23		AUD	1,100	708,262
0.500%	08/10/23		AUD	700	449,858

					1,666,614

Oil & Gas — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24			30	28,878
4.500%	07/15/44			100	91,593
5.550%	03/15/26	(a)		290	307,716
8.700%	03/15/19			700	717,590
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43			170	160,622
5.100%	09/01/40			320	316,491
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	10/15/21			400	405,575
Black Elk Energy LLC Escrow,
(original cost $0; purchased 12/29/16)(d)(f)
0.000%	12/01/99^			600	—
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23			340	331,075
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	06/01/24			400	403,459
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23			550	561,210
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45			20	19,701
5.600%	07/15/41			10	10,605
5.850%	12/15/25	(a)		240	261,559

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		660	$640,200
5.375%	06/26/26		340	350,625
5.875%	09/18/23		1,060	1,129,430
5.875%	05/28/45		380	375,820
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23		190	126,825
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20		400	390,448
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, MTN
4.625%	10/15/18	EUR	130	151,128
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47		780	768,300
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		70	78,825
Lukoil International Finance BV (Russia),
Gtd. Notes
6.656%	06/07/22		829	884,616
Magnum Hunter Resources Corp.,
Gtd. Notes
0.000%(s)	12/31/99^		430	—
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		130	118,300
7.000%	03/31/24		90	82,125
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		180	183,146
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47		140	135,669
4.400%	04/15/46		20	20,344
4.625%	06/15/45		90	93,508
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21		45	44,043
Sr. Sec’d. Notes, Cash coupon 6.350%, 144A
7.350%	12/01/26		86	50,616
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42		1,192	1,222,283
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		499	466,066
5.999%	01/27/28		2,230	2,057,175
6.125%	01/17/22		510	526,498
6.850%	06/05/2115		1,960	1,675,800
7.375%	01/17/27		1,200	1,215,181
Sr. Unsec’d. Notes
8.375%	12/10/18		100	100,875
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)
6.000%	05/16/24		630	137,781

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
9.000%	11/17/21	2,060	$473,800
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	1,000	969,200
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	1,606	1,624,469
4.875%	01/18/24	1,640	1,633,440
6.375%	01/23/45	850	787,100
6.500%	06/02/41	759	711,563
Phillips 66,
Gtd. Notes, 3 Month LIBOR + 0.650%, 144A
2.989%(c)	04/15/19	100	100,039
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21	700	699,816
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	90	87,638
5.625%	03/01/26	10	9,563
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	180	170,325
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes
4.375%	10/17/23	200	202,785
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	1,700	1,722,551
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes
4.000%	09/13/47	720	647,228
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22	220	221,650
Whiting Petroleum Corp.,
Gtd. Notes
6.250%	04/01/23	30	31,050
Sr. Unsec’d. Notes
6.625%	01/15/26(a)	60	62,400
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	180	204,300

			27,000,618

Oil & Gas Services — 0.0%
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.875%	04/01/22	240	238,800
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
86.419%(s)	12/01/26	46	653

			239,453

Pharmaceuticals — 0.2%
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20	1,500	1,498,140
4.550%	03/15/35	10	9,727

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Allergan Sales LLC,
Gtd. Notes, 144A
5.000%	12/15/21	500	$518,544
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	270	259,875
5.625%	12/01/21	120	119,550
5.875%	05/15/23	110	107,250
6.125%	04/15/25(a)	1,190	1,130,500
7.500%	07/15/21	230	234,313
9.000%	12/15/25	120	129,150
9.250%	04/01/26	620	668,825
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	60	60,000
7.000%	03/15/24	140	147,910
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	400	399,072
4.250%	12/15/25	200	198,771
4.375%	12/15/28	300	293,924
Bayer US Finance LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 1.010%, 144A
3.344%(c)	12/15/23	400	400,682
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	150	138,439
4.625%	12/15/20	100	102,108
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21	100	99,794
3.700%	03/09/23	200	198,953
4.100%	03/25/25	100	99,732
4.300%	03/25/28	200	198,432
4.780%	03/25/38	220	218,946
5.050%	03/25/48	670	685,305
Mylan NV,
Gtd. Notes
2.500%	06/07/19	164	163,399
3.750%	12/15/20	700	700,522
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	800	791,447
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	100	93,970

			9,667,280

Pipelines — 0.2%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	650	632,879
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	120	123,150
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	160	171,200

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.731%(c)	01/10/20		1,300	$1,299,908
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.034%(c)	06/15/20		1,000	1,003,650
Energy Transfer Partners LP,
Gtd. Notes
4.150%	10/01/20(a)		200	202,577
4.650%	06/01/21		300	307,211
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20		700	723,966
Enterprise Products Operating LLC,
Gtd. Notes
5.200%	09/01/20		500	517,984
5.375%	02/15/78		90	83,355
6.500%	01/31/19		700	708,334
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22		150	153,000
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27		660	628,023
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		100	97,778
4.250%	09/01/24		100	100,794
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34		70	72,414
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		220	250,800
Spectra Energy Partners LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.016%(c)	06/05/20		200	200,898
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		150	146,438
5.375%	02/01/27		10	10,000
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20		1,300	1,313,033
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		260	316,704
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
8.750%	03/15/32		190	253,168

				9,317,264

Real Estate — 0.1%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes
3.375%	09/23/20	EUR	500	614,982
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22		400	393,924
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
7.250%	04/04/21		600	603,267

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
Tesco Property Finance 3 PLC (United Kingdom),
Sr. Sec’d. Notes
5.744%	04/13/40	GBP	97	$144,398
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	110	162,689

				1,919,260

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	100	116,522
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	11/15/27		300	283,504
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	200	234,843
Goodman US Finance Four LLC (Australia),
Gtd. Notes, 144A
4.500%	10/15/37		700	671,599
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		100	95,627
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27		600	577,899
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22		300	290,939
UDR, Inc.,
Gtd. Notes, MTN
4.625%	01/10/22		100	102,366
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.770%
3.109%(c)	04/16/19		500	501,164

				2,874,463

Retail — 0.1%
AutoNation, Inc.,
Gtd. Notes
5.500%	02/01/20		600	615,420
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
2.769%(c)	10/28/21		1,300	1,303,344
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		900	900,024

				2,818,788

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%	03/08/24		800	780,554

Semiconductors — 0.0%
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		700	701,274

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20		600	$603,750

				1,305,024

Software — 0.0%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/20		600	597,113
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20		800	784,247
2.950%	08/21/22		100	96,255

				1,477,615

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A
1.800%	09/05/26	EUR	600	696,880
5.150%	02/15/50		300	284,524
5.300%	08/15/58		100	95,448
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.071%(c)	06/01/21		1,400	1,412,558
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.289%(c)	07/15/21		900	910,668
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
3.514%(c)	06/12/24		400	401,800
BellSouth LLC,
Gtd. Notes, 144A
4.333%	04/26/21		1,400	1,410,500
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	48,125
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
1.950%	09/19/21		400	382,249
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28		340	312,799
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		70	78,750
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		30	30,186
Sr. Unsec’d. Notes
11.500%	11/15/21		30	35,175
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		120	129,450
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		750	747,188
4.738%	09/20/29		200	199,910
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.462%	02/16/21		400	417,628

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
4.800%	10/12/21	400	$411,584
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46	180	161,482
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.414%(c)	05/15/25	1,000	1,008,674
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28(a)	360	354,682
5.250%	05/30/48	30	30,120

			9,560,380

Transportation — 0.1%
CH Robinson Worldwide, Inc.,
Sr. Unsec’d. Notes
4.200%	04/15/28	100	98,476
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47	410	413,079
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25	370	356,495
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24	500	496,999
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26	200	181,277
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.450%	09/03/19	100	99,552
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34	210	213,675
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	150	154,875

			2,014,428

Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	1,200	1,280,231
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22	32	31,200
5.000%	08/01/24	500	489,376
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22	50	50,438
5.500%	02/15/24	100	102,500
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	700	685,848
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	192,744

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing (cont’d.)
3.000%	07/15/22	400	$384,195

			3,216,532

TOTAL CORPORATE BONDS (cost $262,427,783)			259,524,572

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30	600	765,108

Illinois — 0.0%
City of Chicago,
General Obligation Unlimited
5.630%	01/01/22	100	100,764
6.314%	01/01/44	200	198,350
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	400	383,900

			683,014

Michigan — 0.0%
City of Detroit,
General Obligation Ltd.
4.000%	04/01/44	70	59,274

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Revenue Bonds, BABs
6.561%	12/15/40	160	192,512

TOTAL MUNICIPAL BONDS (cost $1,515,613)			1,699,908

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Alternative Loan Trust,
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.270%
2.486%(c)	08/25/35	790	544,497
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190%
2.355%(c)	09/20/46	511	434,616
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
2.345%(c)	02/20/47	604	500,312
Series 2007-OA6, Class A1B, 1 Month LIBOR + 0.200%
2.416%(c)	06/25/37	162	159,210
American Home Mortgage Assets Trust,
Series 2006-1, Class 2A1, 1 Month LIBOR + 0.190%
2.406%(c)	05/25/46	100	92,872
Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%
2.545%(c)	02/25/47	679	453,212
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35	142	146,172
Series 2006-I, Class 4A1
3.752%(cc)	10/20/46	95	75,864
Series 2015-R2, Class 10A2, 144A
3.835%	06/29/37	839	754,716
Series 2015-R2, Class 9A2, 144A
2.605%(cc)	03/27/36	1,634	1,372,770

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
3.896%(cc)	03/25/35		835	$815,780
Series 2005-H, Class 2A5
4.373%(cc)	09/25/35		61	59,245
BANCAJA 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2, 3 Month EURIBOR + 0.250% (Cap N/A, Floor 0.000%)
0.000%(c)	02/20/36	EUR	78	89,846
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%(cc)	08/26/37		76	77,821
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
3.767%(cc)	03/25/35		16	15,298
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.558%(cc)	07/25/37		33	29,455
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 1A1
6.000%	04/25/37		7	6,773
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.186%(cc)	09/25/37		88	84,590
Series 2015-2, Class 1A1, 1 Month LIBOR + 0.200%, 144A
2.265%(c)	06/25/47		516	515,681
Claris ABS (Italy),
Series 2011-1, Class A, 6 Month EURIBOR + 0.350%
0.081%(c)	10/31/60	EUR	425	492,385
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.498%(cc)	01/19/34		20	19,930
Series 2004-12, Class 12A1
4.179%(cc)	08/25/34		31	30,030
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 6A3
5.500%	08/25/36		526	504,525
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
0.997%(c)	06/15/40	GBP	252	314,590
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.000%(c)	12/10/44	EUR	140	161,208
Series 2006-4X, Class A3C, 3 Month GBP LIBOR + 0.160%
0.962%(c)	12/10/44	GBP	336	433,884
Series 2007-3A, Class A3C, 3 Month GBP LIBOR + 0.950%, 144A
1.750%(c)	06/13/45	GBP	61	78,701
Series 2007-3X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.750%(c)	06/13/45	GBP	183	237,263
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
5.216%(c)	07/25/24		760	814,466

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
7.216%(c)	07/25/25	270	$301,525
Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750%
7.966%(c)	07/25/29	380	460,489
Fannie Mae REMICS,
Series 2011-3, Class FA, 1 Month LIBOR + 0.680%
2.896%(c)	02/25/41	78	79,375
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 1 Month LIBOR + 0.500%, 144A
2.576%(c)	11/29/37	127	126,914
Flagstar Mortgage Trust,
Series 2018-2, Class A4, 144A
3.500%(cc)	04/25/48	192	186,207
Freddie Mac REMICS,
Series 3172, Class FK, 1 Month LIBOR + 0.450%
2.608%(c)	08/15/33	18	17,591
Series 3397, Class FC, 1 Month LIBOR + 0.600%
2.758%(c)	12/15/37	28	27,988
Series 4779, Class WF, 1 Month LIBOR + 0.350%
2.432%(c)	07/15/44	537	535,686
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
2.608%(c)	09/15/42	281	282,169
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA2, Class B1, 1 Month LIBOR + 5.150%
7.366%(c)	10/25/29	1,190	1,395,944
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600%
2.680%(c)	07/20/65	737	741,832
Series 2015-H26, Class FA, 1 Month LIBOR + 0.520%
2.600%(c)	10/20/65	1,562	1,570,804
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
2.760%(c)	08/20/61	183	182,952
Series 2015-H30, Class FB, 1 Month LIBOR + 0.680%
2.760%(c)	03/20/62	371	371,660
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
3.080%(c)	01/20/66	765	782,553
Series 2016-H08, Class FT, 1 Month LIBOR + 0.720%
2.800%(c)	02/20/66	883	887,110
Series 2016-H11, Class FE, 1 Month LIBOR + 0.850%
2.930%(c)	04/20/66	1,523	1,549,478
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
3.247%(c)	04/20/67	383	393,036
GSR Mortgage Loan Trust,
Series 2003-1, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
3.830%(c)	03/25/33	24	24,031
Series 2005-AR1, Class 1A1
3.648%(cc)	01/25/35	6	6,430
Series 2005-AR3, Class 6A1
3.847%(cc)	05/25/35	105	101,608
HarborView Mortgage Loan Trust,
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.560%
2.728%(c)	02/19/36	142	121,762
Series 2005-9, Class B1, 1 Month LIBOR + 0.600%
2.765%(c)	06/20/35	730	723,924
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1, 1 Month LIBOR + 0.795%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.011%(c)	03/25/34		1,546	$1,319,497
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660%
2.876%(c)	03/25/35		85	83,744
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
4.295%(cc)	11/25/35		13	12,962
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.406%(c)	09/25/46		117	109,451
JP Morgan Alternative Loan Trust,
Series 2006-A5, Class 1A4, 1 Month LIBOR + 0.240%
2.456%(c)	10/25/36		828	778,083
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
4.608%(cc)	08/25/35		24	24,630
Series 2007-A1, Class 1A1
4.410%(cc)	07/25/35		22	21,985
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, 3 Month LIBOR + 0.170%
2.502%(c)	06/14/40		1,060	1,031,965
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO, 1 Month LIBOR + 7.150%
4.934%(c)	09/25/36		282	59,595
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1, 3 Month GBP LIBOR + 0.600%
1.280%(c)	01/01/61	GBP	170	217,302
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, 3 Month GBP LIBOR + 0.650%
1.447%(c)	12/15/49	GBP	566	727,428
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.767%(cc)	10/20/29		9	9,183
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
4.100%(cc)	02/25/33		52	51,020
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A, 1 Month LIBOR + 0.450%
2.530%(c)	10/07/20		72	71,960
Series 2010-R2, Class 2A, 1 Month LIBOR + 0.470%
2.591%(c)	11/05/20		944	948,327
Series 2010-R3, Class 1A, 1 Month LIBOR + 0.560%
2.681%(c)	12/08/20		76	75,939
Series 2010-R3, Class 2A, 1 Month LIBOR + 0.560%
2.681%(c)	12/08/20		729	733,032
Series 2011-R1, Class 1A, 1 Month LIBOR + 0.450%
2.571%(c)	01/08/20		145	145,403
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3, 3 Month GBP LIBOR + 0.160%
0.960%(c)	12/01/50	GBP	1,100	1,352,420
Series 2007-2X, Class A2, 3 Month GBP LIBOR + 0.130%
0.927%(c)	12/15/50	GBP	201	260,158
Series 2007-3X, Class A3, 3 Month GBP LIBOR + 1.000%
1.797%(c)	12/15/50	GBP	744	950,879
Series 2007-3X, Class BA, 3 Month GBP LIBOR + 1.250%
2.047%(c)	12/15/50	GBP	203	253,316

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PUMA (Australia),
Series 2014-1, Class A, ASX Australian Bank Bill Short Term Rates 1 Month Mid + 0.900%
2.744%(c)	05/13/45	AUD	130	$94,084
Residential Accredit Loans, Inc. Trust,
Series 2006-QA1, Class A21
4.701%(cc)	01/25/36		1,396	1,260,769
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
2.366%(c)	02/25/47		701	455,393
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR + 5.550%
3.334%(c)	02/25/36		1,816	230,886
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		6	5,722
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, 3 Month GBP LIBOR + 0.160%
0.957%(c)	12/15/43	GBP	235	289,723
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C, 3 Month EURIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.000%(c)	06/12/44	EUR	581	645,052
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.951%(c)	06/12/44	GBP	745	926,851
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1, 1 Month LIBOR + 0.350%
2.515%(c)	07/20/33		75	72,355
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.365%(c)	07/20/36		46	43,724
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
4.163%(cc)	12/25/34		7	7,003
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
2.418%(c)	07/19/35		151	147,244
Series 2006-AR6, Class 2A1, 1 Month LIBOR + 0.190%
2.406%(c)	07/25/46		139	118,764
Series 2006-AR7, Class A1BG, 1 Month LIBOR + 0.120%
2.336%(c)	08/25/36		484	459,758
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF4, Class 1A1, 1 Month LIBOR + 0.290%, 144A
2.506%(c)	10/25/36		304	270,679
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
3.667%(cc)	10/25/43		37	36,352
Series 2007-3, Class 2A1, 12 Month LIBOR + 1.250%
4.158%(c)	06/25/47		36	32,818
Series 2007-3, Class 4A1, 12 Month LIBOR + 1.250%
4.158%(c)	06/25/47		27	24,252
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 3 Month GBP LIBOR + 1.150%, 144A
1.903%(c)	07/15/51	GBP	376	493,210

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B, 3 Month EURIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.000%(c)	10/10/40	EUR	60	$69,962
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-11, Class A8
5.750%	01/25/36		654	591,650
Series 2005-AR10, Class 3A1
4.045%(cc)	08/25/35		3	3,026
Series 2005-AR14, Class 2A1
3.707%(cc)	12/25/35		91	88,028
Series 2006-AR7, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.518%(c)	07/25/46		217	213,792
Series 2006-AR14, Class 1A4
3.107%(cc)	11/25/36		218	208,120
Series 2007-HY5, Class 2A1
3.392%(cc)	05/25/37		1,366	1,150,934
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
3.896%(cc)	03/25/35		125	126,990
Series 2006-AR6, Class 3A1
3.837%(cc)	03/25/36		90	86,934

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $37,417,667)				37,579,134

SOVEREIGN BONDS — 4.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		1,750	1,683,675
3.125%	10/11/27		500	472,500
4.125%	10/11/47		1,060	1,012,300
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A
9.375%	05/08/48		915	966,020
9.500%	11/12/25		280	317,122
Argentina Bocon (Argentina),
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
30.131%(c)	10/04/22	ARS	100	4,012
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
37.717%(c)	04/03/22	ARS	6,760	154,221
Argentina POM Politica Monetaria (Argentina),
Bonds
43.077%(cc)	06/21/20	ARS	45,968	1,313,689
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	11,460	199,663
16.000%	10/17/23	ARS	9,840	194,623
Unsec’d. Notes
18.200%	10/03/21	ARS	25,397	492,060
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.625%	01/26/22		850	765,000
5.875%	01/11/28		3,428	2,713,262
6.250%	04/22/19		3,735	3,740,640

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
6.875%	01/26/27		500	$425,000
6.875%	01/11/48		500	385,000
7.125%	06/28/17		3,460	2,690,150
7.500%	04/22/26		930	829,095
7.625%	04/22/46		200	162,202
8.280%	12/31/33		1,416	1,277,993
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
6.000%	09/30/20		370	376,363
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.250%	02/21/22	AUD	940	790,168
3.000%	09/20/25	AUD	1,430	1,452,369
3.000%	03/21/47	AUD	770	540,443
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	850	1,034,251
Sr. Unsec’d. Notes, EMTN
4.900%	09/15/21	EUR	200	249,176
Autonomous Community of Valencia (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20	EUR	1,100	1,361,298
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
2.850%	09/16/20		760	748,010
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Bonds
3.750%	02/08/19	ARS	15,300	450,875
4.000%	03/06/20	ARS	22,443	640,637
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/21	BRL	14,232	3,564,197
10.000%	01/01/23	BRL	5,167	1,248,268
10.000%	01/01/27	BRL	264	60,502
Series B, Notes
6.000%	08/15/50	BRL	683	534,425
Series F, Notes
10.000%	01/01/21	BRL	19,955	4,997,438
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		310	292,950
5.000%	01/27/45		2,910	2,396,414
Bundesobligation (Germany),
Bonds
0.000%	04/17/20	EUR	1,500	1,757,185
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26	CAD	600	913,820
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNY	2,500	353,606
3.380%	11/21/24	CNY	2,000	284,999
3.390%	05/21/25	CNY	2,000	284,752
3.480%	06/29/27	CNY	5,500	775,021
4.290%	05/22/29	CNY	1,000	148,431
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27(a)		650	585,975
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
3.875%	04/25/27		600	$582,000
5.000%	06/15/45		1,430	1,428,570
5.625%	02/26/44		1,450	1,558,750
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44		580	508,405
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
3.750%	07/26/23	EUR	130	170,513
4.250%	11/04/25	EUR	100	136,412
Unsec’d. Notes, EMTN
2.750%	06/27/24	EUR	50	63,022
3.875%	05/06/22	EUR	120	155,074
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	300	399,434
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,220	1,224,575
6.850%	01/27/45		640	648,000
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.750%	06/02/23		200	200,199
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		1,450	1,304,565
8.875%	10/23/27		200	189,739
9.650%	12/13/26		960	955,871
10.750%	03/28/22		440	467,499
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.903%	02/21/48		200	190,499
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23		310	300,613
6.875%	04/30/40		420	372,582
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27		730	742,822
8.500%	01/31/47		600	601,295
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		880	823,900
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24		200	202,635
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
1.850%	12/01/55	EUR	300	360,436
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		610	560,270
5.875%	04/24/19		370	365,284
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
3.625%	07/31/24		300	294,755
French Republic Government Bond OAT (France),
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	900	1,127,094
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.875%	08/07/23		350	366,275

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Sr. Unsec’d. Notes, 144A
7.625%	05/16/29		680	$680,641
8.125%	01/18/26		240	249,288
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.375%	06/05/27		400	375,500
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	3,620	4,066,325
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24		250	268,820
Sr. Unsec’d. Notes, 144A
6.250%	01/19/27		350	359,223
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,456	1,576,848
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		370	338,862
Sr. Unsec’d. Notes, MTN
3.375%	04/15/23		1,120	1,088,507
3.750%	04/25/22		600	595,104
5.250%	01/17/42		3,904	3,978,738
Sr. Unsec’d. Notes, MTN, 144A
5.875%	01/15/24		2,176	2,333,064
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.000%	05/15/22	IDR	2,790,000	182,843
7.000%	05/15/27	IDR	44,697,000	2,774,534
8.375%	09/15/26	IDR	658,000	44,478
8.375%	03/15/34	IDR	27,247,000	1,792,647
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		300	288,192
4.125%	01/17/48		200	191,032
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.000%	12/01/25	EUR	1,820	2,003,980
2.450%	10/01/23	EUR	2,000	2,321,996
2.500%	11/15/25	EUR	800	907,457
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	200	253,055
Italy Buoni Poliennali del Tesoro (Italy),
Sr. Unsec’d. Notes, TIPS, 144A
4.750%	09/01/28(v)	EUR	900	1,196,911
Italy Buoni Poliennali Del Tesoro (Italy),
Unsec’d. Notes, TIPS
2.350%	09/15/19	EUR	800	1,095,337
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,000	1,515,909
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		600	547,691
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		420	455,700
7.625%	07/09/25		420	480,375
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
2.375%	11/16/22		200	$192,926
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		800	797,159
Sr. Unsec’d. Notes, MTN
2.125%	04/13/21		1,100	1,066,109
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.750%	01/31/27		640	605,824
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes
3.875%	10/14/24		1,645	1,666,753
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		720	700,200
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		300	292,941
3.500%	03/20/27		1,130	1,107,400
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
6.250%	11/04/24		1,205	967,736
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		500	532,540
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	28,250	1,331,436
7.750%	05/29/31	MXN	4,800	250,965
8.000%	11/07/47	MXN	38,050	2,007,883
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	4,370	226,545
7.750%	11/13/42	MXN	140,556	7,228,262
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		4,110	3,832,575
4.600%	02/10/48		820	770,800
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	524,031
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	1,000	749,238
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	200	155,516
3.000%	09/20/30	NZD	300	247,514
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.875%	02/16/32		560	572,040
Sr. Unsec’d. Notes, MTN, 144A
7.625%	11/28/47		700	669,886
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28		1,100	1,080,816
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		700	696,857
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		380	385,225

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	2,600	$801,088
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37		1,160	1,464,500
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		790	762,704
5.000%	01/13/37		1,100	1,202,442
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	07/21/26	EUR	1,049	1,333,507
4.125%	04/14/27	EUR	958	1,323,264
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	CAD	300	232,825
Province of Ontario (Canada),
Unsec’d. Notes
3.450%	06/02/45	CAD	700	561,599
Sr. Unsec’d. Notes
2.450%	06/29/22(a)		300	291,348
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,182,284
3.500%	06/02/24	CAD	2,400	1,923,122
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	199,810
Notes
4.250%	12/01/21	CAD	600	488,691
Unsec’d. Notes
3.000%	09/01/23	CAD	700	547,985
3.500%	12/01/22	CAD	900	719,840
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		380	315,974
9.125%	03/16/24		1,080	994,571
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24		380	324,976
Provincia de Neuquen Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	04/27/25		700	560,140
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		400	412,080
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,100	2,114,700
4.500%	04/23/28		1,000	1,029,000
5.103%	04/23/48		650	676,000
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24	AUD	1,000	734,487
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.875%	01/22/24		1,080	1,114,867
Russian Federal Bond (Russia),
Bonds
7.000%	01/25/23	RUB	45,990	677,137
7.000%	08/16/23	RUB	56,730	831,670

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
7.050%	01/19/28	RUB	124,032	$1,734,257
7.400%	12/07/22	RUB	4,980	74,440
7.600%	07/20/22	RUB	100,000	1,509,512
7.750%	09/16/26	RUB	61,760	910,686
8.150%	02/03/27	RUB	239,090	3,601,792
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30		365	402,633
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23		1,000	1,030,116
5.625%	04/04/42		1,200	1,260,792
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		3,200	3,090,560
3.625%	03/04/28		800	762,573
4.000%	04/17/25		1,100	1,100,550
4.500%	04/17/30		600	602,700
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	680	762,354
6.750%	03/13/48		360	321,854
Unsec’d. Notes, 144A
6.250%	05/23/33		690	642,673
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19		2,100	2,106,090
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	3,030	149,344
7.000%	02/28/31	ZAR	11,340	657,485
10.500%	12/21/26	ZAR	27,170	2,080,992
Sr. Unsec’d. Notes
6.250%	03/31/36	ZAR	36,890	1,858,087
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		810	772,098
5.375%	07/24/44		2,400	2,146,435
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.400%	07/30/28	EUR	2,300	2,643,746
2.150%	10/31/25	EUR	3,300	4,122,983
2.900%	10/31/46	EUR	1,600	2,001,311
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.250%	07/27/21		450	450,794
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27		800	749,879
6.825%	07/18/26		290	284,677
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	1,300	1,909,466
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,000	968,070
Turkey Government Bond (Turkey),
Bonds
10.500%	08/11/27	TRY	3,350	384,675
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23		2,050	1,782,303

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
4.250%	04/14/26		810	$678,312
6.000%	03/25/27		360	327,648
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		480	483,600
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32		1,800	1,562,940
7.750%	09/01/20		350	352,625
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/47	GBP	1,900	2,248,621
3.250%	01/22/44	GBP	1,400	2,301,195
4.250%	12/07/27	GBP	300	485,266
4.250%	06/07/32	GBP	300	511,340
4.250%	03/07/36	GBP	2,300	4,076,872
4.250%	12/07/40	GBP	1,300	2,413,189
4.500%	09/07/34	GBP	500	895,670
4.750%	12/07/38	GBP	200	386,739
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/44	GBP	379	862,590
0.125%	03/22/46	GBP	199	436,915
0.125%	08/10/48	GBP	110	235,266
0.125%	11/22/65	GBP	148	444,045
1.875%	11/22/22	GBP	220	461,827
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		192	196,023
4.975%	04/20/55		530	530,000
5.100%	06/18/50		700	714,000
9.875%	06/20/22	UYU	13,350	398,193
Sr. Unsec’d. Notes, 144A
9.875%	06/20/22	UYU	16,300	486,183
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
7.750%	10/13/19		2,098	549,047
9.250%	09/15/27		3,479	945,244
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		470	478,097

TOTAL SOVEREIGN BONDS (cost $232,563,526)				211,721,107

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal National Mortgage Assoc.
3.500%	TBA		20,400	20,052,674
3.500%	TBA		28,370	27,886,978
4.000%	TBA		25,000	25,210,937
4.000%	TBA		19,000	19,135,077

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $92,594,251)				92,285,666

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
2.750%	08/15/47		410	375,486
3.000%	08/15/48		1,330	1,279,969
3.125%	05/15/48		3,010	2,969,906

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
3.625%	02/15/44	739	$793,848
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	9,390	10,034,363
0.125%	04/15/20	15,133	16,072,095
0.125%	04/15/21	8,045	8,377,325
0.125%	04/15/22(h)(k)	7,554	7,604,805
0.125%	01/15/23	2,064	2,181,454
0.125%	07/15/24	5,400	5,505,180
0.125%	07/15/26	7,600	7,532,029
0.250%	01/15/25	9,505	9,703,004
0.375%	07/15/23	3,751	3,982,123
0.375%	07/15/25(h)	2,753	2,831,669
0.375%	01/15/27	330	328,629
0.500%	01/15/28	35,293	34,597,745
0.625%	04/15/23	2,300	2,303,150
0.625%	01/15/24	6,245	6,654,108
0.625%	01/15/26	21,960	22,784,891
0.625%	02/15/43	540	537,753
0.750%	02/15/42	200	209,297
0.750%	02/15/45	2,700	2,685,278
0.875%	02/15/47	8,197	8,181,842
1.000%	02/15/46	10,060	10,558,427
1.000%	02/15/48	13,926	14,053,320
1.125%	01/15/21	100	115,889
1.250%	07/15/20	38,613	45,127,937
1.375%	02/15/44(h)	5,820	6,741,000
1.750%	01/15/28(k)	2,313	2,977,577
2.000%	01/15/26	14,882	20,323,237
2.125%	02/15/40	4,210	5,929,521
2.125%	02/15/41	3,750	5,249,005
2.375%	01/15/25	34,050	49,593,024
2.375%	01/15/27	1,780	2,477,648
2.500%	01/15/29(k)	13,698	18,472,984
3.375%	04/15/32	1,251	2,305,894
3.625%	04/15/28	14,117	27,287,489
3.875%	04/15/29(k)	1,957	3,861,320
U.S. Treasury Notes
1.625%	02/15/26(h)	500	453,730
2.125%	07/31/24	1,400	1,335,742
2.375%	05/15/27	800	759,531
2.750%	02/15/24	3,600	3,561,609
2.750%	08/31/25	2,420	2,380,202
2.875%	04/30/25(h)	5,400	5,357,391
3.000%	09/30/25	2,970	2,966,636

TOTAL U.S. TREASURY OBLIGATIONS (cost $395,140,704)			389,415,062

TOTAL LONG-TERM INVESTMENTS (cost $3,476,026,736)			4,327,855,478

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

		Shares		Value
SHORT-TERM INVESTMENTS — 16.0%

AFFILIATED MUTUAL FUNDS — 8.6%
PGIM Core Ultra Short Bond Fund(u)(vv)(w)			396,849,164	$396,849,164
PGIM Institutional Money Market Fund (cost $28,138,515; includes $28,053,062 of cash collateral for securities on loan)(b)(w)			28,135,701	28,138,515

TOTAL AFFILIATED MUTUAL FUNDS (cost $424,987,679)				424,987,679

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.3%
U.S. Treasury Bills
1.807%	10/11/18(k)		9,400	9,394,657
1.940%	10/04/18(k)		30,900	30,894,789
1.945%	10/11/18(k)		13,000	12,992,611
1.947%	01/31/19(h)		37,500	37,217,399
1.975%	11/08/18		11,000	10,975,964
1.985%	11/01/18		12,000	11,978,688
1.996%	11/08/18		5,000	4,989,075
2.026%	12/06/18(h)		50,000	49,804,979
2.138%	12/13/18(h)		264	262,862
2.151%	12/20/18(k)		9,200	9,156,479
2.236%	02/28/19		37,500	37,143,749

TOTAL U.S. TREASURY OBLIGATIONS (cost $214,833,639)				214,811,252

		Shares
UNAFFILIATED FUNDS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio			34,879,634	34,879,634
BlackRock Liquidity Funds T-Fund Portfolio			42,897,079	42,897,079
Dreyfus Treasury Securities Cash Management			7,903,250	7,903,250
Goldman Sachs Financial Square Funds - Government Fund			34,879,634	34,879,634
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio			7,972,908	7,972,908

TOTAL UNAFFILIATED FUNDS (cost $128,532,505)				128,532,505

		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 0.3%
Argentina Treasury Bills
3.096%	11/16/18		330	328,246
3.100%	10/26/18		200	199,451
3.100%	12/14/18		900	892,415
5.949%	03/29/19	ARS	1,270	30,450
47.556%	10/12/18	ARS	270	7,258
96.571%	12/28/18	ARS	5,681	137,932
48.896%	02/28/19	ARS	309	7,562
49.979%	01/31/19	ARS	375	9,168

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS(n) (Continued)
Brazil Letras do Tesouro Nacional
6.297%	01/01/19	BRL	27,551	$6,714,099
France Treasury Bills
0.616%	01/16/19	EUR	6,900	8,027,253
0.630%	01/04/19	EUR	800	930,380
Hellenic Republic Treasury Bills
1.067%	10/05/18	EUR	270	312,421

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $18,303,144)				17,596,635

BANKERS ACCEPTANCES(n) — 0.1%
Bank Nova Scotia
1.701%	10/09/18	CAD	500	386,904
1.705%	10/10/18	CAD	700	541,639
1.719%	10/01/18	CAD	100	77,410
Bank of Montreal
1.684%	10/04/18	CAD	200	154,797
1.710%	10/17/18	CAD	100	77,352
1.715%	10/01/18	CAD	500	387,048
HSBC Bank
1.712%	10/19/18	CAD	100	77,345
1.746%	10/04/18	CAD	800	619,189
1.746%	10/15/18	CAD	700	541,514
1.749%	10/09/18	CAD	600	464,285
1.749%	10/17/18	CAD	200	154,704
Royal Bank of Canada
1.684%	10/22/18	CAD	200	154,669
1.694%	10/25/18	CAD	100	77,324
1.705%	10/04/18	CAD	1,100	851,385
Toronto-Dominion Bank
1.676%	10/24/18	CAD	200	154,652
1.678%	10/22/18	CAD	100	77,334
1.690%	10/12/18	CAD	200	154,740
1.705%	10/01/18	CAD	100	77,410

TOTAL BANKERS ACCEPTANCES (cost $4,963,538)				5,029,701

REPURCHASE AGREEMENT(m) — 0.1%
The Bank of Nova Scotia, 2.330%, dated 09/28/18, due 10/01/18 in the amount of $6,501,262 (cost $6,500,000)			6,500	6,500,000

OPTIONS PURCHASED~* — 0.0%
(cost $730,870)				508,306

TOTAL SHORT-TERM INVESTMENTS (cost $798,851,375)				797,966,078

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.1% (cost $4,274,878,111)				5,125,821,556

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT — (2.6)%

COMMON STOCKS — (2.6)%
Aerospace & Defense — (0.0)%
Aerojet Rocketdyne Holdings, Inc.*	6,000	$(203,940)
Bombardier, Inc. (Canada) (Class B Stock)*	18,786	(66,903)
Kratos Defense & Security Solutions, Inc.*	4,300	(63,554)
Mercury Systems, Inc.*	5,300	(293,196)
Saab AB (Sweden) (Class B Stock)	548	(27,588)

		(655,181)

Air Freight & Logistics — (0.0)%
Yamato Holdings Co. Ltd. (Japan)	9,200	(282,472)

Airlines — (0.0)%
Allegiant Travel Co.	1,700	(215,560)
American Airlines Group, Inc.	9,800	(405,034)
Spirit Airlines, Inc.*	9,500	(446,215)

		(1,066,809)

Auto Components — (0.0)%
Brembo SpA (Italy)	1,887	(24,662)
Continental AG (Germany)	673	(116,958)
Cooper Tire & Rubber Co.	6,500	(183,950)
Dorman Products, Inc.*	1,400	(107,688)
Goodyear Tire & Rubber Co. (The)	18,000	(421,020)
LCI Industries	800	(66,240)
NGK Spark Plug Co. Ltd. (Japan)	9,500	(276,599)
Nifco, Inc. (Japan)	600	(16,116)
Nokian Renkaat OYJ (Finland)	764	(31,304)
Toyota Industries Corp. (Japan)	600	(35,460)
Visteon Corp.*	4,200	(390,180)

		(1,670,177)

Automobiles — (0.0)%
Ferrari NV (Italy)	4,800	(657,576)
Mitsubishi Motors Corp. (Japan)	14,900	(105,061)
Suzuki Motor Corp. (Japan)	200	(11,446)

		(774,083)

Banks — (0.1)%
Bank of Hawaii Corp.	700	(55,237)
Bank of Kyoto Ltd. (The) (Japan)	4,500	(234,440)
CenterState Bank Corp.	5,300	(148,665)
Columbia Banking System, Inc.	2,200	(85,294)
Commerzbank AG (Germany)*	41,883	(435,257)
Community Bank System, Inc.	2,400	(146,568)
CVB Financial Corp.	9,600	(214,272)
First Horizon National Corp.	16,800	(289,968)
First Republic Bank	6,000	(576,000)
Glacier Bancorp, Inc.	3,100	(133,579)
Heritage Financial Corp.	900	(31,635)
Hiroshima Bank Ltd. (The) (Japan)	1,900	(12,817)
Independent Bank Group, Inc.	800	(53,040)
Iyo Bank Ltd. (The) (Japan)	12,300	(76,782)
Pacific Premier Bancorp, Inc.*	2,900	(107,880)
Prosperity Bancshares, Inc.	2,200	(152,570)
Seven Bank Ltd. (Japan)	11,700	(36,877)
Shizuoka Bank Ltd. (The) (Japan)	3,800	(33,985)
Union Bankshares Corp.	1,600	(61,648)
United Bankshares, Inc.	4,800	(174,480)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Banks (cont’d.)
Webster Financial Corp.	6,000	$(353,760)

		(3,414,754)

Beverages — (0.0)%
Anheuser-Busch InBev SA/NV (Belgium)	6,646	(580,808)
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	600	(16,023)
Constellation Brands, Inc. (Class A Stock)	2,300	(495,926)
MGP Ingredients, Inc.	1,100	(86,878)

		(1,179,635)

Biotechnology — (0.2)%
ACADIA Pharmaceuticals, Inc.*	6,800	(141,168)
Alder Biopharmaceuticals, Inc.*	7,500	(124,875)
Amicus Therapeutics, Inc.*	28,600	(345,774)
Array BioPharma, Inc.*	34,300	(521,360)
Atara Biotherapeutics, Inc.*	5,100	(210,885)
BioCryst Pharmaceuticals, Inc.*	9,900	(75,537)
BioMarin Pharmaceutical, Inc.*	6,100	(591,517)
Clovis Oncology, Inc.*	9,100	(267,267)
Dynavax Technologies Corp.*	3,200	(39,680)
Exact Sciences Corp.*	7,500	(591,900)
Flexion Therapeutics, Inc.*	3,200	(59,872)
Galapagos NV (Belgium)*	3,026	(341,863)
Genmab A/S (Denmark)*	1,794	(282,489)
Heron Therapeutics, Inc.*	8,200	(259,530)
ImmunoGen, Inc.*	11,800	(111,746)
Immunomedics, Inc.*	9,400	(195,802)
Insmed, Inc.*	4,300	(86,946)
Intellia Therapeutics, Inc.*	4,100	(117,342)
Invitae Corp.*	5,000	(83,650)
Ironwood Pharmaceuticals, Inc.*	13,400	(247,364)
PeptiDream, Inc. (Japan)*	4,700	(187,223)
Portola Pharmaceuticals, Inc.*	9,700	(258,311)
Progenics Pharmaceuticals, Inc.*	10,300	(64,581)
Puma Biotechnology, Inc.*	1,600	(73,360)
Radius Health, Inc.*	2,400	(42,720)
Sangamo Therapeutics, Inc.*	11,400	(193,230)
Sarepta Therapeutics, Inc.*	4,800	(775,248)
Seattle Genetics, Inc.*	6,700	(516,704)
Spark Therapeutics, Inc.*	6,500	(354,575)

		(7,162,519)

Building Products — (0.0)%
Allegion PLC	5,500	(498,135)
American Woodmark Corp.*	1,100	(86,295)
Daikin Industries Ltd. (Japan)	2,900	(385,882)
JELD-WEN Holding, Inc.*	3,700	(91,242)
Lennox International, Inc.	800	(174,720)
Owens Corning	8,400	(455,868)
TOTO Ltd. (Japan)	2,500	(103,406)

		(1,795,548)

Capital Markets — (0.1)%
Banca Generali SpA (Italy)	645	(16,634)
Cboe Global Markets, Inc.	5,500	(527,780)
CME Group, Inc.	3,100	(527,651)
Credit Suisse Group AG (Switzerland)	56,013	(838,273)

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Deutsche Bank AG (Germany)	114,641	$(1,301,515)
FactSet Research Systems, Inc.	3,100	(693,501)
GAM Holding AG (Switzerland)	4,621	(32,657)
Hamilton Lane, Inc. (Class A Stock)	700	(30,996)
MarketAxess Holdings, Inc.	2,000	(356,980)
Moelis & Co. (Class A Stock)	700	(38,360)
Moody’s Corp.	1,800	(300,960)
Nasdaq, Inc.	2,800	(240,240)
Penson Worldwide, Inc. (original cost $194,328; purchased 07/06/10-01/27/ 11)^(f)	32,656	—
TD Ameritrade Holding Corp.	5,600	(295,848)

		(5,201,395)

Chemicals — (0.1)%
Albemarle Corp.	5,700	(568,746)
Axalta Coating Systems Ltd.*	5,600	(163,296)
Chr Hansen Holding A/S (Denmark)	2,530	(256,414)
Hexpol AB (Sweden)	7,714	(84,873)
International Flavors & Fragrances, Inc.	4,800	(667,776)
Kansai Paint Co. Ltd. (Japan)	5,700	(104,771)
NewMarket Corp.	100	(40,551)
Nippon Paint Holdings Co. Ltd. (Japan)	12,200	(454,436)
Novozymes A/S (Denmark) (Class B Stock)	5,111	(280,248)
OCI NV (Netherlands)*	2,158	(68,925)
PPG Industries, Inc.	3,700	(403,781)
Rayonier Advanced Materials, Inc.	6,600	(121,638)
RPM International, Inc.	7,900	(513,026)
Scotts Miracle-Gro Co. (The)	3,800	(299,174)
Sensient Technologies Corp.	2,900	(221,879)
Symrise AG (Germany)	556	(50,752)
Valvoline, Inc.	3,200	(68,832)

		(4,369,118)

Commercial Services & Supplies — (0.0)%
ABM Industries, Inc.	7,400	(238,650)
Bilfinger SE (Germany)	2,001	(100,877)
Covanta Holding Corp.	9,500	(154,375)
Healthcare Services Group, Inc.	10,900	(442,758)
Mobile Mini, Inc.	2,900	(127,165)
Republic Services, Inc.	3,400	(247,044)

		(1,310,869)

Communications Equipment — (0.1)%
Ciena Corp.*	7,500	(234,300)
Motorola Solutions, Inc.	2,600	(338,364)
Nokia OYJ (Finland)	72,735	(403,481)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	112,883	(997,869)
ViaSat, Inc.*	7,800	(498,810)

		(2,472,824)

Construction & Engineering — (0.0)%
Boskalis Westminster (Netherlands)	1,167	(36,691)
Chiyoda Corp. (Japan)	2,000	(16,265)
Dycom Industries, Inc.*	3,600	(304,560)
FLSmidth & Co. A/S (Denmark)	996	(61,853)
JGC Corp. (Japan)	8,400	(192,315)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
MasTec, Inc.*	2,900	$(129,485)

		(741,169)

Construction Materials — (0.0)%
Buzzi Unicem SpA (Italy)	8,205	(170,035)
LafargeHolcim Ltd. (Switzerland)	1,434	(70,587)
Martin Marietta Materials, Inc.	1,800	(327,510)
Vulcan Materials Co.	4,700	(522,640)

		(1,090,772)

Consumer Finance — (0.0)%
Acom Co. Ltd. (Japan)	45,900	(184,757)
AEON Financial Service Co. Ltd. (Japan)	9,200	(189,927)
Orient Corp. (Japan)	17,400	(25,517)
PRA Group, Inc.*	4,000	(144,000)

		(544,201)

Containers & Packaging — (0.0)%
AptarGroup, Inc.	1,400	(150,836)
Ball Corp.	15,600	(686,244)
Graphic Packaging Holding Co.	31,700	(444,117)
Huhtamaki OYJ (Finland)	754	(24,098)

		(1,305,295)

Diversified Consumer Services — (0.0)%
Chegg, Inc.*	12,200	(346,846)
H&R Block, Inc.	6,000	(154,500)

		(501,346)

Diversified Financial Services — (0.0)%
Element Fleet Management Corp. (Canada)	16,470	(84,795)

Diversified Telecommunication Services — (0.0)%
Koninklijke KPN NV (Netherlands)	221,006	(581,388)
Singapore Telecommunications Ltd. (Singapore)	6,700	(15,874)
Telefonica Deutschland Holding AG (Germany)	38,511	(162,568)

		(759,830)

Electric Utilities — (0.1)%
Alliant Energy Corp.	13,000	(553,410)
Chugoku Electric Power Co., Inc. (The) (Japan)	11,500	(147,719)
Duke Energy Corp.	3,800	(304,076)
Hokuriku Electric Power Co. (Japan)*	15,100	(154,482)
Shikoku Electric Power Co., Inc. (Japan)	3,200	(41,691)
Southern Co. (The)	11,500	(501,400)
Xcel Energy, Inc.	7,300	(344,633)

		(2,047,411)

Electrical Equipment — (0.0)%
Fuji Electric Co. Ltd. (Japan)	1,000	(40,043)
Nidec Corp. (Japan)	6,400	(919,816)
OSRAM Licht AG (Germany)	4,910	(194,304)
Prysmian SpA (Italy)	2,877	(66,862)
Sunrun, Inc.*	5,800	(72,152)

		(1,293,177)

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — (0.1)%
Belden, Inc.	1,000	$(71,410)
Cognex Corp.	11,400	(636,348)
Coherent, Inc.*	2,900	(499,351)
Corning, Inc.	3,700	(130,610)
Dolby Laboratories, Inc. (Class A Stock)	1,000	(69,970)
Electro Scientific Industries, Inc.*	2,000	(34,900)
Fabrinet (Thailand)*	4,800	(222,048)
Fitbit, Inc. (Class A Stock)*	33,000	(176,550)
Hamamatsu Photonics KK (Japan)	1,400	(55,764)
Ibiden Co. Ltd. (Japan)	12,500	(175,078)
Itron, Inc.*	700	(44,940)
Keyence Corp. (Japan)	400	(232,592)
Murata Manufacturing Co. Ltd. (Japan)	1,000	(153,534)
OSI Systems, Inc.*	500	(38,155)
Rogers Corp.*	1,200	(176,784)
Shimadzu Corp. (Japan)	2,400	(75,157)
TDK Corp. (Japan)	1,300	(141,893)
Yaskawa Electric Corp. (Japan)	24,300	(718,475)
Yokogawa Electric Corp. (Japan)	2,500	(52,806)

		(3,706,365)

Energy Equipment & Services — (0.0)%
Baker Hughes a GE Co.	19,700	(666,451)
Cactus, Inc. (Class A Stock)*	1,500	(57,420)
Dril-Quip, Inc.*	3,800	(198,550)
Oil States International, Inc.*	3,400	(112,880)
Saipem SpA (Italy)*	4,162	(25,621)
SBM Offshore NV (Netherlands)	6,779	(122,508)
Select Energy Services, Inc. (Class A Stock)*	2,400	(28,416)
Tenaris SA (Luxembourg)	5,166	(86,438)
US Silica Holdings, Inc.	11,300	(212,779)

		(1,511,063)

Equity Real Estate Investment Trusts (REITs) — (0.2)%
Acadia Realty Trust	3,900	(109,317)
Agree Realty Corp.	1,400	(74,368)
Alexandria Real Estate Equities, Inc.	4,400	(553,476)
CoreSite Realty Corp.	2,300	(255,622)
Crown Castle International Corp.	5,200	(578,916)
CubeSmart	3,500	(99,855)
CyrusOne, Inc.	10,100	(640,340)
Digital Realty Trust, Inc.	4,700	(528,656)
Easterly Government Properties, Inc.	2,200	(42,614)
EastGroup Properties, Inc.	600	(57,372)
Essex Property Trust, Inc.	1,000	(246,710)
Federal Realty Investment Trust	3,900	(493,233)
Government Properties Income Trust	2,700	(30,483)
Healthcare Realty Trust, Inc.	8,700	(254,562)
Healthcare Trust of America, Inc. (Class A Stock)	8,400	(224,028)
Invitation Homes, Inc.	14,500	(332,195)
Iron Mountain, Inc.	9,400	(324,488)
Liberty Property Trust	3,000	(126,750)
Macerich Co. (The)	7,700	(425,733)
National Retail Properties, Inc.	11,500	(515,430)
Public Storage	2,800	(564,564)
Realty Income Corp.	10,300	(585,967)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Tanger Factory Outlet Centers, Inc.	10,100	$(231,088)
Taubman Centers, Inc.	3,400	(203,422)
UDR, Inc.	4,500	(181,935)
Ventas, Inc.	6,300	(342,594)

		(8,023,718)

Food & Staples Retailing — (0.0)%
Aeon Co. Ltd. (Japan)	16,400	(394,895)
Casey’s General Stores, Inc.	2,900	(374,419)
Cosmos Pharmaceutical Corp. (Japan)	700	(157,315)
Tsuruha Holdings, Inc. (Japan)	400	(49,236)

		(975,865)

Food Products — (0.1)%
Aryzta AG (Switzerland)*	1,539	(14,601)
Calbee, Inc. (Japan)	11,200	(368,232)
Campbell Soup Co.	9,600	(351,648)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	21	(146,975)
General Mills, Inc.	9,200	(394,864)
Hormel Foods Corp.	10,100	(397,940)
Hostess Brands, Inc.*	8,900	(98,523)
Kikkoman Corp. (Japan)	4,800	(285,579)
Yakult Honsha Co. Ltd. (Japan)	600	(49,133)

		(2,107,495)

Health Care Equipment & Supplies — (0.1)%
Asahi Intecc Co. Ltd. (Japan)	1,800	(78,526)
AxoGen, Inc.*	3,900	(143,715)
Becton, Dickinson & Co.	2,500	(652,500)
China Medical Technologies, Inc. (China), ADR (original cost $78,832; purchased 01/26/11)^(f)	6,255	—
Cooper Cos., Inc. (The)	1,200	(332,580)
DexCom, Inc.*	5,000	(715,200)
Elekta AB (Sweden) (Class B Stock)	792	(10,634)
Endologix, Inc.*	17,900	(34,189)
GenMark Diagnostics, Inc.*	9,900	(72,765)
Getinge AB (Sweden) (Class B Stock)	2,675	(30,770)
Glaukos Corp.*	4,000	(259,600)
Insulet Corp.*	4,800	(508,560)
IntriCon Corp.*	1,200	(67,440)
iRhythm Technologies, Inc.*	3,400	(321,844)
K2M Group Holdings, Inc.*	8,800	(240,856)
Nevro Corp.*	5,800	(330,600)
Novocure Ltd.*	1,700	(89,080)
NuVasive, Inc.*	9,300	(660,114)
Olympus Corp. (Japan)	400	(15,543)
Quidel Corp.*	2,600	(169,442)
Sysmex Corp. (Japan)	2,700	(232,465)
Tactile Systems Technology, Inc.*	700	(49,735)
Tandem Diabetes Care, Inc.*	8,500	(364,140)
Terumo Corp. (Japan)	2,100	(124,385)
Wright Medical Group NV*	12,400	(359,848)

		(5,864,531)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	6,200	(218,240)

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
AMN Healthcare Services, Inc.*	4,300	$(235,210)
BioTelemetry, Inc.*	5,400	(348,030)
Capital Senior Living Corp.*	6,700	(63,248)
Diplomat Pharmacy, Inc.*	10,200	(197,982)
Henry Schein, Inc.*	7,300	(620,719)
Patterson Cos., Inc.	14,900	(364,305)
Premier, Inc. (Class A Stock)*	5,500	(251,790)
Tivity Health, Inc.*	5,200	(167,180)

		(2,466,704)

Health Care Technology — (0.1)%
Allscripts Healthcare Solutions, Inc.*	4,600	(65,550)
Evolent Health, Inc. (Class A Stock)*	14,100	(400,440)
M3, Inc. (Japan)	7,200	(163,135)
Medidata Solutions, Inc.*	5,400	(395,874)
Omnicell, Inc.*	800	(57,520)
Tabula Rasa HealthCare, Inc.*	800	(64,952)
Teladoc Health, Inc.*	9,100	(785,785)

		(1,933,256)

Hotels, Restaurants & Leisure — (0.1)%
Caesars Entertainment Corp.*	51,200	(524,800)
MGM Resorts International	17,500	(488,425)
Papa John’s International, Inc.	5,400	(276,912)
Planet Fitness, Inc. (Class A Stock)*	5,800	(313,374)
Shake Shack, Inc. (Class A Stock)*	2,800	(176,428)
Six Flags Entertainment Corp.	9,500	(663,290)
Starbucks Corp.	9,700	(551,348)
Stars Group, Inc. (The) (Canada)*	673	(16,715)
Wingstop, Inc.	4,400	(300,388)

		(3,311,680)

Household Durables — (0.0)%
Casio Computer Co. Ltd. (Japan)	2,700	(44,100)
Installed Building Products, Inc.*	1,500	(58,500)
Leggett & Platt, Inc.	10,000	(437,900)
Mohawk Industries, Inc.*	2,700	(473,445)
Newell Brands, Inc.	2,600	(52,780)
Rinnai Corp. (Japan)	200	(15,221)
Roku, Inc.*	8,000	(584,240)
Tempur Sealy International, Inc.*	3,000	(158,700)
TopBuild Corp.*	800	(45,456)

		(1,870,342)

Household Products — (0.0)%
Church & Dwight Co., Inc.	10,600	(629,322)
Pigeon Corp. (Japan)	2,500	(140,900)
Unicharm Corp. (Japan)	1,900	(62,900)
WD-40 Co.	800	(137,680)

		(970,802)

Independent Power & Renewable Electricity Producers — (0.0)%
Ormat Technologies, Inc.	1,800	(97,398)
Pattern Energy Group, Inc. (Class A Stock)	11,600	(230,492)
Vistra Energy Corp.*	2,000	(49,760)

		(377,650)

Industrial Conglomerates — (0.0)%
Keihan Holdings Co. Ltd. (Japan)	900	(34,346)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Roper Technologies, Inc.	1,200	$(355,452)

		(389,798)

Insurance — (0.1)%
Aon PLC	2,700	(415,206)
Arthur J Gallagher & Co.	8,300	(617,852)
Cincinnati Financial Corp.	1,400	(107,534)
Markel Corp.*	220	(261,468)
Marsh & McLennan Cos., Inc.	8,400	(694,848)
Sony Financial Holdings, Inc. (Japan)	18,500	(406,660)
T&D Holdings, Inc. (Japan)	17,000	(279,872)
Tokio Marine Holdings, Inc. (Japan)	5,000	(247,492)
Unipol Gruppo SpA (Italy)	56,537	(251,013)
Willis Towers Watson PLC	1,800	(253,692)

		(3,535,637)

Internet & Direct Marketing Retail — (0.0)%
Rakuten, Inc. (Japan)	11,300	(86,617)
Wayfair, Inc. (Class A Stock)*	5,400	(797,418)
Zalando SE (Germany)*	3,580	(138,971)
ZOZO, Inc. (Japan)	1,300	(39,260)

		(1,062,266)

Internet Software & Services — (0.1)%
2U, Inc.*	4,700	(353,393)
Alteryx, Inc. (Class A Stock)*	5,000	(286,050)
Box, Inc. (Class A Stock)*	20,700	(494,937)
Instructure, Inc.*	3,000	(106,200)
Kakaku.com, Inc. (Japan)	21,000	(410,122)
Okta, Inc.*	3,500	(246,260)
Shopify, Inc. (Canada) (Class A Stock)*	290	(47,665)
United Internet AG (Germany)	2,253	(106,407)
Zillow Group, Inc. (Class C Stock)*	1,700	(75,225)

		(2,126,259)

IT Services — (0.1)%
Alliance Data Systems Corp.	2,500	(590,400)
Black Knight, Inc.*	2,300	(119,485)
Evo Payments, Inc. (Class A Stock)*	1,400	(33,460)
FleetCor Technologies, Inc.*	1,800	(410,112)
Gartner, Inc.*	4,600	(729,100)
Global Payments, Inc.	4,300	(547,820)
Nomura Research Institute Ltd. (Japan)	300	(15,138)
Obic Co. Ltd. (Japan)	300	(28,374)
PayPal Holdings, Inc.*	7,800	(685,152)
Perspecta, Inc.	3,200	(82,304)
Square, Inc. (Class A Stock)*	8,300	(821,783)
Wirecard AG (Germany)	184	(40,017)
Worldpay, Inc. (Class A Stock)*	7,500	(759,525)

		(4,862,670)

Leisure Products — (0.0)%
Hasbro, Inc.	6,000	(630,720)
Shimano, Inc. (Japan)	2,800	(451,125)

		(1,081,845)

Life Sciences Tools & Services — (0.0)%
PerkinElmer, Inc.	5,500	(534,985)
Qiagen NV (Netherlands)	1,900	(71,972)

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
Syneos Health, Inc.*	8,900	$(458,795)

		(1,065,752)

Machinery — (0.1)%
Actuant Corp. (Class A Stock)	4,300	(119,970)
Chart Industries, Inc.*	3,500	(274,155)
CIRCOR International, Inc.	2,100	(99,750)
CNH Industrial NV (United Kingdom)	27,930	(333,921)
Daifuku Co. Ltd. (Japan)	6,800	(345,898)
Deere & Co.	3,500	(526,155)
Duerr AG (Germany)	514	(23,065)
FANUC Corp. (Japan)	400	(75,206)
GEA Group AG (Germany)	5,563	(197,698)
Graco, Inc.	1,700	(78,778)
IHI Corp. (Japan)	1,700	(64,339)
John Bean Technologies Corp.	1,600	(190,880)
KION Group AG (Germany)	177	(10,872)
Makita Corp. (Japan)	400	(20,046)
Metso OYJ (Finland)	2,652	(93,826)
Middleby Corp. (The)*	1,500	(194,025)
MINEBEA MITSUMI, Inc. (Japan)	700	(12,666)
MISUMI Group, Inc. (Japan)	4,200	(108,618)
Nabtesco Corp. (Japan)	700	(18,561)
OC Oerlikon Corp. AG (Switzerland)	12,754	(174,590)
Sun Hydraulics Corp.	1,400	(76,692)
Welbilt, Inc.*	3,100	(64,728)
Woodward, Inc.	600	(48,516)

		(3,152,955)

Marine — (0.0)%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	248	(347,592)
Kirby Corp.*	1,900	(156,275)
Mitsui OSK Lines Ltd. (Japan)	2,500	(72,901)
Nippon Yusen KK (Japan)	6,400	(120,433)

		(697,201)

Media — (0.1)%
Altice Europe NV (Netherlands) (Class A Stock)*	103,414	(278,832)
Axel Springer SE (Germany)	172	(11,557)
CyberAgent, Inc. (Japan)	5,400	(287,455)
Dentsu, Inc. (Japan)	600	(27,856)
EW Scripps Co. (The) (Class A Stock)	6,600	(108,900)
GCI Liberty, Inc. (Class A Stock)*	10,660	(543,660)
Liberty Broadband Corp. (Class A Stock)*	1,200	(101,196)
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	4,400	(163,636)
Lions Gate Entertainment Corp. (Class A Stock)	5,200	(126,828)
New York Times Co. (The) (Class A Stock)	6,100	(141,215)
Omnicom Group, Inc.	2,000	(136,040)
ProSiebenSat.1 Media SE (Germany)	993	(25,850)
Schibsted ASA (Norway) (Class A Stock)	6,719	(251,529)
Telenet Group Holding NV (Belgium)*	2,717	(149,627)

		(2,354,181)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd. (Canada)	729	$(24,901)
AK Steel Holding Corp.*	63,500	(311,150)
Allegheny Technologies, Inc.*	20,100	(593,955)
Barrick Gold Corp. (Canada)	4,006	(44,320)
Coeur Mining, Inc.*	13,700	(73,021)
Compass Minerals International, Inc.	3,900	(262,080)
First Quantum Minerals Ltd. (Zambia)	29,879	(340,278)
Outokumpu OYJ (Finland)	5,132	(30,117)
thyssenkrupp AG (Germany)	5,270	(132,806)
TimkenSteel Corp.*	4,900	(72,863)
Wheaton Precious Metals Corp. (Canada)	3,065	(53,628)

		(1,939,119)

Mortgage Real Estate Investment Trusts (REITs) — (0.0)%
AGNC Investment Corp.	18,400	(342,792)
Apollo Commercial Real Estate Finance, Inc.	14,200	(267,954)

		(610,746)

Multiline Retail — (0.0)%
Dollar Tree, Inc.*	700	(57,085)
Don Quijote Holdings Co. Ltd. (Japan)	1,200	(60,800)
Isetan Mitsukoshi Holdings Ltd. (Japan)	26,500	(325,140)
Marui Group Co. Ltd. (Japan)	16,200	(399,696)
Target Corp.	3,100	(273,451)

		(1,116,172)

Multi-Utilities — (0.0)%
Black Hills Corp.	2,100	(121,989)
Consolidated Edison, Inc.	7,100	(540,949)
Dominion Energy, Inc.	7,000	(491,960)
Sempra Energy	5,100	(580,125)

		(1,735,023)

Oil, Gas & Consumable Fuels — (0.1)%
AltaGas Ltd. (Canada)	7,217	(114,822)
Callon Petroleum Co.*	40,500	(485,595)
Cameco Corp. (Canada)	12,855	(146,599)
Centennial Resource Development, Inc. (Class A Stock)*	17,000	(371,450)
Cimarex Energy Co.	5,600	(520,464)
Enbridge, Inc. (Canada)	23,991	(774,161)
EOG Resources, Inc.	2,000	(255,140)
EQT Corp.	10,900	(482,107)
Golar LNG Ltd. (Bermuda)	9,000	(250,200)
Green Plains, Inc.	7,100	(122,120)
Halcon Resources Corp.*	22,900	(102,363)
Imperial Oil Ltd. (Canada)	645	(20,873)
Inter Pipeline Ltd. (Canada)	4,482	(77,728)
Keyera Corp. (Canada)	2,296	(61,522)
Koninklijke Vopak NV (Netherlands)	3,163	(155,677)
Matador Resources Co.*	13,300	(439,565)
Parsley Energy, Inc. (Class A Stock)*	23,000	(672,750)
PDC Energy, Inc.*	12,100	(592,416)
Pembina Pipeline Corp. (Canada)	3,988	(135,511)
SemGroup Corp. (Class A Stock)	10,200	(224,910)
Snam SpA (Italy)	4,190	(17,451)
SRC Energy, Inc.*	21,600	(192,024)

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
TransCanada Corp. (Canada)	8,404	$(340,025)
W&T Offshore, Inc.*	19,900	(191,836)

		(6,747,309)

Personal Products — (0.0)%
Coty, Inc. (Class A Stock)	18,400	(231,104)
Kose Corp. (Japan)	1,300	(247,608)
Shiseido Co. Ltd. (Japan)	2,400	(186,373)

		(665,085)

Pharmaceuticals — (0.0)%
Aerie Pharmaceuticals, Inc.*	4,100	(252,355)
Amneal Pharmaceuticals, Inc.*	6,700	(148,673)
Chugai Pharmaceutical Co. Ltd. (Japan)	1,000	(64,195)
Daiichi Sankyo Co. Ltd. (Japan)	2,100	(90,922)
Eisai Co. Ltd. (Japan)	1,500	(145,947)
Medicines Co. (The)*	12,500	(373,875)
Nippon Shinyaku Co. Ltd. (Japan)	2,400	(156,966)
Ono Pharmaceutical Co. Ltd. (Japan)	3,500	(98,929)
Orion OYJ (Finland) (Class B Stock)	4,426	(167,810)
Reata Pharmaceuticals, Inc. (Class A Stock)*	2,500	(204,400)
Recordati SpA (Italy)	821	(27,707)
Santen Pharmaceutical Co. Ltd. (Japan)	4,000	(63,374)
Vifor Pharma AG (Switzerland)	561	(97,106)

		(1,892,259)

Professional Services — (0.1)%
IHS Markit Ltd.*	12,400	(669,104)
Persol Holdings Co. Ltd. (Japan)	6,400	(149,965)
Recruit Holdings Co. Ltd. (Japan)	5,200	(173,499)
TransUnion	3,400	(250,172)
Verisk Analytics, Inc.*	5,200	(626,860)
WageWorks, Inc.*	3,500	(149,625)

		(2,019,225)

Real Estate Management & Development — (0.0)%
CapitaLand Ltd. (Singapore)	27,500	(67,811)
Howard Hughes Corp. (The)*	2,500	(310,550)

		(378,361)

Road & Rail — (0.0)%
AMERCO	500	(178,325)
Genesee & Wyoming, Inc. (Class A Stock)*	2,200	(200,178)
Heartland Express, Inc.	3,400	(67,082)
Keikyu Corp. (Japan)	5,400	(98,379)
Keio Corp. (Japan)	3,200	(175,077)
Kintetsu Group Holdings Co. Ltd. (Japan)	3,700	(148,694)
Nankai Electric Railway Co. Ltd. (Japan)	4,000	(100,431)
Odakyu Electric Railway Co. Ltd. (Japan)	7,900	(186,799)

		(1,154,965)

Semiconductors & Semiconductor Equipment — (0.1)%
Advantest Corp. (Japan)	28,100	(591,012)
Ambarella, Inc.*	5,800	(224,344)
ams AG (Austria)	4,383	(244,678)
ASML Holding NV (Netherlands)	663	(123,645)
Cree, Inc.*	14,600	(552,902)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Dialog Semiconductor PLC (United Kingdom)*	2,993	$(65,455)
Disco Corp. (Japan)	600	(100,113)
Ichor Holdings Ltd.*	4,600	(93,932)
Infineon Technologies AG (Germany)	3,598	(81,579)
Inphi Corp.*	8,200	(311,436)
Lam Research Corp.	2,600	(394,420)
MACOM Technology Solutions Holdings, Inc.*	9,700	(199,820)
MaxLinear, Inc. (Class A Stock)*	6,700	(133,196)
Microchip Technology, Inc.	6,000	(473,460)
Monolithic Power Systems, Inc.	600	(75,318)
PDF Solutions, Inc.*	5,900	(53,277)
Renesas Electronics Corp. (Japan)*	28,600	(178,685)
Rohm Co. Ltd. (Japan)	1,000	(72,382)
STMicroelectronics NV (Switzerland)	14,427	(263,097)
SUMCO Corp. (Japan)	17,400	(251,770)
Synaptics, Inc.*	1,300	(59,306)
Universal Display Corp.	5,800	(683,820)

		(5,227,647)

Software — (0.1)%
8x8, Inc.*	2,600	(55,250)
Autodesk, Inc.*	3,200	(499,552)
Blackbaud, Inc.	2,900	(294,292)
BlackBerry Ltd. (Canada)*	5,264	(59,582)
Blackline, Inc.*	1,000	(56,470)
Bottomline Technologies, Inc.*	900	(65,439)
Ebix, Inc.	1,300	(102,895)
Electronic Arts, Inc.*	2,300	(277,127)
Everbridge, Inc.*	2,100	(121,044)
HubSpot, Inc.*	5,000	(754,750)
LINE Corp. (Japan)*	2,500	(105,191)
Nintendo Co. Ltd. (Japan)	1,100	(400,743)
Pegasystems, Inc.	3,200	(200,320)
Proofpoint, Inc.*	5,700	(606,081)
PROS Holdings, Inc.*	5,800	(203,116)
ServiceNow, Inc.*	3,600	(704,268)
Splunk, Inc.*	4,500	(544,095)
Tableau Software, Inc. (Class A Stock)*	4,300	(480,482)
TiVo Corp.	2,200	(27,390)
Workday, Inc. (Class A Stock)*	4,700	(686,106)

		(6,244,193)

Specialty Retail — (0.1)%
At Home Group, Inc.*	5,000	(157,650)
CECONOMY AG (Germany)	4,617	(32,571)
Children’s Place, Inc. (The)	2,600	(332,280)
Dufry AG (Switzerland)	304	(34,207)
Fast Retailing Co. Ltd. (Japan)	1,200	(611,098)
Fielmann AG (Germany)	1,157	(69,576)
Floor & Decor Holdings, Inc. (Class A Stock)*	8,200	(247,394)
Hikari Tsushin, Inc. (Japan)	100	(19,760)
Lithia Motors, Inc. (Class A Stock)	1,200	(97,992)
Lowe’s Cos., Inc.	6,300	(723,366)
Lumber Liquidators Holdings, Inc.*	4,300	(66,607)
Monro, Inc.	1,500	(104,400)

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
National Vision Holdings, Inc.*	800	$(36,112)
RH*	3,300	(432,333)

		(2,965,346)

Technology Hardware, Storage & Peripherals — (0.0)%
Electronics For Imaging, Inc.*	8,700	(296,496)
Ricoh Co. Ltd. (Japan)	19,700	(211,381)
Stratasys Ltd.*	7,500	(173,325)

		(681,202)

Textiles, Apparel & Luxury Goods — (0.0)%
Asics Corp. (Japan)	10,600	(157,815)
Under Armour, Inc. (Class A Stock)*	10,800	(229,176)

		(386,991)

Thrifts & Mortgage Finance — (0.0)%
LendingTree, Inc.*	500	(115,050)
NMI Holdings, Inc. (Class A Stock)*	1,400	(31,710)
Northwest Bancshares, Inc.	5,100	(88,332)

		(235,092)

Tobacco — (0.0)%
Vector Group Ltd.	6,825	(94,049)

Trading Companies & Distributors — (0.0)%
Air Lease Corp.	8,700	(399,156)
MonotaRO Co. Ltd. (Japan)	7,000	(197,313)
SiteOne Landscape Supply, Inc.*	5,200	(391,768)
Watsco, Inc.	1,900	(338,390)

		(1,326,627)

Transportation Infrastructure — (0.0)%
Atlantia SpA (Italy)	2,139	(44,362)
Japan Airport Terminal Co. Ltd. (Japan)	1,000	(45,456)
Mitsubishi Logistics Corp. (Japan)	1,200	(30,984)

		(120,802)

Water Utilities — (0.0)%

American States Water Co.	500	(30,570)

Wireless Telecommunication Services — (0.0)%
1&1 Drillisch AG (Germany)	993	(48,222)
Boingo Wireless, Inc.*	3,300	(115,170)
Millicom International Cellular SA (Colombia), SDR	1,909	(109,545)
SoftBank Group Corp. (Japan)	7,600	(768,394)

		(1,041,331)

TOTAL COMMON STOCKS
(proceeds received $118,659,242)		(129,783,529)

PREFERRED STOCK — 0.0%
Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC) (proceeds received $26,483)	271	(43,924)

TOTAL SECURITIES SOLD SHORT (proceeds received $118,685,725)		(129,827,453)

Shares	Value
OPTIONS WRITTEN~* — (0.0)%
(premiums received $923,041)	$(827,369)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 100.5%
(cost $4,155,269,345)	4,995,166,734
Liabilities in excess of other assets(z) — (0.5)%	(27,231,275)

NET ASSETS — 100.0%	$4,967,935,459

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $138,525 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,454,338; cash collateral of $28,053,062 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,449,853. The aggregate value of $136,327 is 0.0% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(m)	Repurchase agreements are collateralized by a U.S. Treasury Security (coupon rate 2.750%, maturity date 05/31/2023) with the aggregate value, including accrued interest, of $6,520,622.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(vv)	Includes an amount of $2,386,695 segregated as collateral for OTC derivatives.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal National Mortgage Assoc. (proceeds receivable $6,429,906)	3.000%	TBA	11/13/18	$(6,700)	$(6,404,029)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	10/26/18	$112.50	21		21	$4,922
10 Year Euro Bund Futures	Call	10/26/18	175.50	65	EUR	65	755
10 Year Euro Bund Futures	Call	11/23/18	172.00	364	EUR	364	4,226
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$118.50	30		30	16,875
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$118.75	5		5	2,109
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$126.50	165		165	—
10 Year U.S. Treasury Notes Futures	Call	11/23/18	$125.00	262		262	—
10 Year U.S. Treasury Notes Futures	Call	11/23/18	$127.00	394		394	—
10 Year U.S. Treasury Notes Futures	Call	11/23/18	$128.00	167		167	—
10 Year U.S. Treasury Notes Futures	Call	11/23/18	$128.50	699		699	—
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$140.00	17		17	21,250
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$140.50	11		11	10,141
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$141.00	10		10	7,344
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$140.00	5		5	8,359
Australian Dollar Currency	Call	10/05/18	73.00	25		25	2,000
Australian Dollar Currency	Call	10/05/18	73.50	5		5	150
Australian Dollar Currency	Call	10/05/18	74.00	7		7	105
2 Year U.S. Treasury Notes Futures	Put	11/23/18	$104.63	20		20	—
5 Year U.S. Treasury Notes Futures	Put	10/26/18	$109.00	2		2	—
5 Year U.S. Treasury Notes Futures	Put	11/23/18	$110.00	1,188		1,188	18,563
10 Year Euro Bund Futures	Put	11/23/18	150.00	12	EUR	12	139
10 Year U.S. Treasury Notes Futures	Put	10/26/18	$118.50	20		20	5,625
10 Year U.S. Treasury Notes Futures	Put	10/26/18	$119.00	3		3	1,594
10 Year U.S. Treasury Notes Futures	Put	10/26/18	$119.50	10		10	8,750
20 Year U.S. Treasury Bonds Futures	Put	10/26/18	$128.00	18		18	—
20 Year U.S. Treasury Bonds Futures	Put	11/23/18	$126.00	105		105	1,641
20 Year U.S. Treasury Bonds Futures	Put	11/23/18	$127.00	333		333	5,203

(cost $222,828)							$119,751

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Morgan Stanley	06/24/21	1.29	—	EUR	228	$12,242
Currency Option EUR vs USD	Call	Barclays Capital Group	09/22/21	1.31	—	EUR	200	10,786
Currency Option USD vs PHP	Call	JPMorgan Chase	11/07/18	53.50	—		1,300	19,072
Currency Option EUR vs USD	Put	Goldman Sachs & Co.	02/26/19	1.15	—	EUR	1,100	13,685
Currency Option EUR vs USD	Put	Morgan Stanley	06/24/21	1.29	—	EUR	228	16,870
Currency Option EUR vs USD	Put	Barclays Capital Group	09/22/21	1.31	—	EUR	200	16,310
Currency Option USD vs AUD	Put	Barclays Capital Group	11/21/18	0.74	—		1,409	5,367
Currency Option USD vs BRL	Put	Citigroup Global Markets	11/28/18	4.00	—		1,500	47,428

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	JPMorgan Chase	11/30/18	3.94	—	700	$17,308
Currency Option USD vs BRL	Put	Bank of America	12/06/18	4.00	—	1,440	47,675
Currency Option USD vs CAD	Put	Goldman Sachs & Co.	10/16/18	1.29	—	2,200	13,418
Currency Option USD vs CAD	Put	JPMorgan Chase	11/29/18	1.28	—	1,500	11,765
Currency Option USD vs COP	Put	Citigroup Global Markets	11/21/18	2,947.04	—	720	12,202
Currency Option USD vs COP	Put	Goldman Sachs & Co.	11/26/18	2,927.00	—	738	10,853
Currency Option USD vs IDR	Put	Bank of America	11/21/18	14,745.00	—	708	3,446
Currency Option USD vs IDR	Put	Goldman Sachs & Co.	11/26/18	14,740.00	—	771	4,035
Currency Option USD vs INR	Put	Citigroup Global Markets	11/14/18	68.89	—	2,875	643
Currency Option USD vs INR	Put	Barclays Capital Group	09/05/19	71.50	—	1,440	10,111
Currency Option USD vs INR	Put	Citigroup Global Markets	05/13/20	62.50	—	7,500	6,174
Currency Option USD vs MXN	Put	JPMorgan Chase	12/05/18	19.40	—	2,305	85,842
Currency Option USD vs RUB	Put	Goldman Sachs & Co.	10/16/18	61.28	—	2,200	138
Currency Option USD vs TRY	Put	JPMorgan Chase	11/02/18	5.05	—	1,500	62
Currency Option USD vs TRY	Put	Morgan Stanley	11/05/18	5.05	—	1,500	89
Currency Option USD vs TRY	Put	Citigroup Global Markets	11/08/18	5.20	—	1,440	254
Currency Option USD vs ZAR	Put	Goldman Sachs & Co.	11/16/18	14.17	—	700	15,946
FNMA TBA 3.50%	Put	JPMorgan Chase	11/06/18	$70.00	—	16,000	—

(cost $503,232)							$381,721

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
CDX.NA.IG.30.V1, 06/20/23	Call	Bank of America	10/17/18	0.58%	0.63	%(Q)	CDX.NA.IG.30.V1(Q)	4,810	$6,834

(cost $4,810)

Total Options Purchased (cost $730,870)									$508,306

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year Euro-Bobl	Call	11/23/18	131.50	28	EUR	28	$(5,364)
5 Year U.S. Treasury Notes Futures	Call	10/26/18	$113.00	23		23	(1,797)
5 Year U.S. Treasury Notes Futures	Call	10/26/18	$113.25	77		77	(3,008)
5 Year U.S. Treasury Notes Futures	Call	10/26/18	$113.50	10		10	(234)
5 Year U.S. Treasury Notes Futures	Call	11/23/18	$113.00	25		25	(4,297)
10 Year Euro Bund Futures	Call	10/26/18	159.00	15	EUR	15	(11,669)
10 Year Euro Bund Futures	Call	10/26/18	159.50	10	EUR	10	(5,457)
10 Year Euro Bund Futures	Call	10/26/18	160.50	2	EUR	2	(511)
10 Year Euro Bund Futures	Call	11/23/18	159.50	10	EUR	10	(8,940)
10 Year Euro Bund Futures	Call	11/23/18	160.00	20	EUR	20	(13,700)

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro Bund Futures	Call	11/23/18	160.50	12	EUR	12	$(6,130)
10 Year Euro Bund Futures	Call	11/23/18	161.00	10	EUR	10	(3,831)
10 Year Euro Bund Futures	Call	11/23/18	161.50	18	EUR	18	(5,225)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$119.00	23		23	(7,188)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$119.25	8		8	(1,750)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$119.50	87		87	(13,594)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$120.00	35		35	(2,734)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$120.50	15		15	(469)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$121.00	36		36	(563)
10 Year U.S. Treasury Notes Futures	Call	11/23/18	$120.00	12		12	(2,438)
10 Year U.S. Treasury Notes Futures	Call	11/23/18	$120.50	38		38	(4,750)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$142.00	9		9	(3,516)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$142.00	36		36	(14,063)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$142.50	6		6	(1,594)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$142.50	23		23	(6,109)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$143.00	72		72	(13,500)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$144.00	31		31	(2,422)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$145.00	17		17	(797)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$143.00	98		98	(44,406)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$144.00	38		38	(11,875)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$145.00	7		7	(1,313)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$146.00	7		7	(984)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$148.00	35		35	(2,734)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$150.00	1		1	(47)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$151.00	5		5	(156)
5 Year Euro-Bobl	Put	11/23/18	130.00	28	EUR	28	(5,527)
5 Year Euro-Bobl	Put	11/23/18	130.25	19	EUR	19	(5,294)
10 Year Euro Bund Futures	Put	10/26/18	157.00	10	EUR	10	(2,090)
10 Year Euro Bund Futures	Put	10/26/18	158.00	25	EUR	25	(12,481)
10 Year Euro Bund Futures	Put	10/26/18	159.50	10	EUR	10	(13,700)
10 Year Euro Bund Futures	Put	11/23/18	157.00	12	EUR	12	(6,130)
10 Year U.S. Treasury Notes Futures	Put	10/26/18	$119.00	36		36	(19,125)
10 Year U.S. Treasury Notes Futures	Put	10/26/18	$120.00	12		12	(15,563)
20 Year U.S. Treasury Bonds Futures	Put	10/26/18	$142.00	15		15	(28,359)

(premiums received $372,719)							$(315,434)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	Barclays Capital Group	11/13/18	0.73	—	AUD	900	$(3,394)
Currency Option EUR vs JPY	Call	Goldman Sachs & Co.	02/26/19	135.00	—	EUR	1,100	(15,749)
Currency Option GBP vs USD	Call	Citigroup Global Markets	06/14/19	1.44	—	GBP	868	(5,654)
Currency Option USD vs BRL	Call	JPMorgan Chase	10/17/18	4.00	—		700	(21,348)
Currency Option USD vs BRL	Call	Citigroup Global Markets	11/28/18	4.45	—		1,500	(18,892)
Currency Option USD vs BRL	Call	JPMorgan Chase	11/30/18	4.58	—		700	(6,206)
Currency Option USD vs CNH	Call	Goldman Sachs & Co.	11/05/18	7.00	—		1,083	(2,129)
Currency Option USD vs NOK	Call	Goldman Sachs & Co.	12/19/18	8.35	—		400	(2,857)
Currency Option USD vs PHP	Call	JPMorgan Chase	11/07/18	54.50	—		1,300	(6,227)

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs SEK	Call	Citigroup Global Markets	12/17/18	9.00	—		400	$(4,108)
Currency Option USD vs SEK	Call	Morgan Stanley	12/19/18	9.04	—		400	(3,659)
Currency Option USD vs TRY	Call	JPMorgan Chase	11/02/18	5.65	—		1,500	(135,925)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	04/22/24	4.00%	—		800	(21)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	05/16/24	4.00%	—		200	(6)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs & Co.	06/22/35	3.00%	—	EUR	500	(2,676)
2- Year 10 CMS Curve Floor	Put	Morgan Stanley	01/02/20	0.00%	—		26,000	(36,489)
Currency Option AUD vs USD	Put	Goldman Sachs & Co.	11/01/18	0.70	—	AUD	900	(1,295)
Currency Option EUR vs GBP	Put	Citigroup Global Markets	12/05/18	0.88	—	EUR	2,217	(15,345)
Currency Option GBP vs USD	Put	Citigroup Global Markets	06/14/19	1.32	—	GBP	863	(34,625)
Currency Option USD vs BRL	Put	Citigroup Global Markets	11/20/18	3.75	—		1,470	(12,700)
Currency Option USD vs BRL	Put	JPMorgan Chase	11/21/18	3.82	—		1,462	(18,740)
Currency Option USD vs BRL	Put	Bank of America	12/06/18	3.84	—		2,880	(48,740)
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	10/12/18	18.50	—		1,300	(4,167)
Currency Option USD vs MXN	Put	JPMorgan Chase	11/20/18	18.00	—		1,000	(2,590)
Currency Option USD vs MXN	Put	JPMorgan Chase	12/05/18	18.85	—		4,610	(84,611)
Currency Option USD vs PHP	Put	JPMorgan Chase	11/07/18	52.50	—		1,300	(436)
Currency Option USD vs ZAR	Put	Goldman Sachs & Co.	11/16/18	13.70	—		1,400	(12,559)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase	03/24/20	0.00%	—		1,900	(878)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	04/07/20	0.00%	—		2,700	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—		500	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—		300	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase	10/02/20	0.00%	—		1,000	(1,163)

(premiums received $513,778)								$(503,189)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 10/11/28	Call	Citigroup Global Markets	10/09/18	2.75%	3 Month LIBOR(Q)	2.75%(S)	1,600	$—
10- Year Interest Rate Swap, 10/11/28	Put	Citigroup Global Markets	10/09/18	3.20%	3.20%(S)	3 Month LIBOR(Q)	1,600	(892)
5 Year x 5 Year Interest Rate Swap, 12/06/28	Put	Citigroup Global Markets	12/04/18	3.25%	3.25%(S)	3 Month LIBOR(Q)	3,100	(6,728)
CDX.NA.IG.30.V1, 06/20/23	Put	Bank of America	10/17/18	0.70%	0.63%(Q)	CDX.NA.IG.30.V1(Q)	4,810	(536)

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.29.V1, 06/20/23	Put	Barclays Capital Group	11/21/18	0.90%	iTraxx.XO.29.V1(Q)	1.00%(Q)	EUR	1,900	$(590)

(premiums received $36,544)									$(8,746)

Total Options Written (premiums received $923,041)									$(827,369)

Financial futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	90 Day Euro Dollar	Dec. 2018	$486,700	$(1,800)
635	90 Day Euro Dollar	Mar. 2019	154,241,500	(311,993)
2	90 Day Euro Dollar	Jun. 2019	485,050	(2,800)
2	90 Day Euro Dollar	Sep. 2019	484,600	(3,000)
1,389	90 Day Euro Dollar	Dec. 2019	336,346,350	(697,247)
12	90 Day Euro Dollar	Mar. 2020	2,905,050	(25,700)
260	90 Day Euro Dollar	Jun. 2020	62,939,500	(278,063)
60	90 Day Euro Dollar	Mar. 2021	14,528,250	(106,288)
208	90 Day Sterling	Dec. 2018	33,597,143	12,366
121	90 Day Sterling	Sep. 2019	19,489,293	(1,368)
150	5 Year Euro-Bobl	Dec. 2018	22,762,368	(114,944)
1,022	5 Year U.S. Treasury Notes	Dec. 2018	114,951,047	(884,965)
316	5 Year U.S. Treasury Notes	Dec. 2018	35,542,594	(306,515)
71	10 Year Canadian Government Bonds	Dec. 2018	7,289,916	(95,343)
483	10 Year U.S. Treasury Notes	Dec. 2018	57,371,344	(711,956)
33	10 Year U.S. Treasury Notes	Dec. 2018	3,919,781	(48,664)
56	10 Year U.S. Ultra Treasury Notes	Dec. 2018	7,056,000	(23,092)
623	20 Year U.S. Treasury Bonds	Dec. 2018	87,531,500	(2,522,360)
2	30 Year Euro Buxl	Dec. 2018	404,788	(6,757)
74	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	11,416,813	(182,807)
79	10 Year Australian Treasury Bonds	Dec. 2018	56,852,784	(30,115)
242	10 Year Euro-Bund.	Dec. 2018	44,615,844	(328,785)
38	10 Year Japanese Bonds	Dec. 2018	50,197,324	(58,485)
44	10 Year U.K. Gilt	Dec. 2018	6,935,898	(88,202)
18	Amsterdam Index	Oct. 2018	2,296,578	33,229
97	ASX SPI 200 Index	Dec. 2018	10,857,555	44,636
67	Australian Dollar Currency	Dec. 2018	4,842,090	15,882
419	BIST National 30 Index	Oct. 2018	880,510	32,664
2	British Pound Currency	Dec. 2018	163,575	(25)
4	CAC40 10 Euro	Oct. 2018	254,943	6,966
1	Canadian Dollar Currency	Dec. 2018	77,505	460
793	Euro STOXX 50 Index	Dec. 2018	31,184,514	586,579
97	Euro-BTP Italian Government Bond	Dec. 2018	13,947,079	159,818
4	FTSE/MIB Index	Dec. 2018	480,233	(7,407)
1	Hang Seng China Enterprises Index	Oct. 2018	178,052	1,846
89	Japanese Yen Currency	Dec. 2018	9,850,075	(171,284)
150	Mexican Peso	Dec. 2018	3,959,250	104,172
69	Mini MSCI Emerging Markets Index	Dec. 2018	3,621,465	84,117
410	Russell 2000 E-Mini Index	Dec. 2018	34,866,400	(574,000)
48	Russian Ruble Currency	Dec. 2018	1,819,200	113,712
11	S&P 500 E-Mini Index	Dec. 2018	1,605,450	14,052
129	S&P 500 Index	Dec. 2018	94,137,750	739,996
28	S&P/TSX 60 Index	Dec. 2018	4,120,063	13,155
21	Short Euro-BTP	Dec. 2018	2,663,737	7,408
2	Swiss Franc Currency	Dec. 2018	257,100	(2,663)
309	TOPIX Index	Dec. 2018	49,428,578	3,717,542

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Financial futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
9	Yen Denominated Nikkei 225 Index	Dec. 2018	$956,478	$52,198

				(1,845,830)

Short Positions:
34	FTSE 100 Index	Dec. 2018	3,317,705	(79,470)
5	90 Day Euro Dollar	Dec. 2018	730,125	9,156
425	90 Day Euro Dollar	Dec. 2018	103,423,749	353,227
632	90 Day Euro Dollar	Mar. 2020	152,999,300	368,243
376	90 Day Euro Dollar	Dec. 2020	91,024,900	151,023
208	90 Day Sterling	Dec. 2019	33,475,144	35,078
121	90 Day Sterling	Sep. 2020	19,438,036	3,503
43	2 Year U.S. Treasury Notes	Dec. 2018	9,061,579	27,812
13	3 Year Australian Treasury Bonds	Dec. 2018	2,838,892	1,450
35	Year U.S. Treasury Notes	Dec. 2018	337,430	2,953
19	10 Year Australian Treasury Bonds	Dec. 2018	13,804,429	12,319
410	10 Year Euro-Bund	Dec. 2018	75,588,826	593,060
13	10 Year Japanese Bonds	Dec. 2018	17,172,769	11,353
232	10 Year U.K. Gilt	Dec. 2018	36,571,101	448,213
1,447	10 Year U.S. Treasury Notes	Dec. 2018	171,876,469	2,113,169
46	10 Year U.S. Ultra Treasury Notes	Dec. 2018	5,796,000	106,734
120	20 Year U.S. Treasury Bonds	Dec. 2018	16,860,000	430,940
33	30 Year Euro Buxl	Dec. 2018	6,679,005	109,649
7	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	1,079,969	30,953
4	10 Year Canadian Government Bonds	Dec. 2018	410,699	310
11	DAX Index	Dec. 2018	3,908,571	(52,770)
41	Euro STOXX 50 Index	Dec. 2018	1,612,314	(10,624)
2	Euro-BONIO Spanish Government Bonds	Dec. 2018	335,822	2,041
40	Euro-BTP Italian Government Bond	Dec. 2018	5,751,373	88,667
218	Euro-OAT	Dec. 2018	38,232,070	282,704
19	IBEX 35 Index	Oct. 2018	2,066,575	3,857
73	S&P 500 E-Mini Index	Dec. 2018	10,654,350	(38,583)
40	SGX Nifty 50 Index	Oct. 2018	876,720	12,773
8	TOPIX Index	Dec. 2018	1,279,704	(96,110)

				4,921,630

				$3,075,800

Commodity futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
24	Brent Crude	Dec. 2018	$1,985,519	$159,799
39	Brent Crude	Jan. 2019	3,207,360	182,999
17	Brent Crude	Mar. 2019	1,386,010	100,185
17	Brent Crude	Jun. 2019	1,370,030	103,137
30	Coffee ‘C’	Dec. 2018	1,152,563	(89,362)
8	Coffee ‘C’	Jul. 2019	331,800	(38,625)
44	Copper	Dec. 2018	3,085,500	39,301
13	Copper	Jul. 2019	923,000	6,040
226	Corn	Dec. 2018	4,025,625	(262,874)
15	Cotton No. 2	Dec. 2018	572,775	(107,710)
22	Gasoline RBOB	Nov. 2018	1,927,187	177,460
8	Gasoline RBOB	Mar. 2019	704,290	50,864
102	Gold 100 OZ	Dec. 2018	12,201,240	(427,038)
8	Gold 100 OZ	Feb. 2019	961,520	(112,163)

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Commodity futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
40	Hard Red Winter Wheat	Dec. 2018	$1,022,500	$(174,533)
22	Lean Hogs	Dec. 2018	509,740	20,830
3	Lean Hogs	Jun. 2019	96,210	141
28	Live Cattle	Dec. 2018	1,331,120	37,550
7	Live Cattle	Jun. 2019	326,690	9,710
19	LME Copper	Dec. 2018	2,974,688	48,213
24	LME Nickel	Nov. 2018	1,808,784	(187,632)
23	LME Nickel	Dec. 2018	1,737,696	(97,056)
7	LME Nickel	Mar. 2019	532,560	(118,944)
6	LME Nickel	Jun. 2019	459,180	(46,527)
27	LME PRI Aluminum	Nov. 2018	1,396,575	(10,184)
48	LME PRI Aluminum	Dec. 2018	2,490,600	(104,353)
17	LME PRI Aluminum	Feb. 2019	877,519	(15,835)
9	LME Zinc	Oct. 2018	596,138	(132,745)
21	LME Zinc	Nov. 2018	1,389,150	41,775
24	LME Zinc	Dec. 2018	1,573,200	(79,661)
8	LME Zinc	Feb. 2019	519,800	(103,159)
6	LME Zinc	Jun. 2019	387,000	36,132
15	Low Sulphur Gas Oil	Nov. 2018	1,086,375	61,125
137	Natural Gas	Nov. 2018	4,120,960	44,430
36	Natural Gas	Nov. 2018	1,082,880	78,120
64	Natural Gas	Dec. 2018	1,978,240	20,453
10	Natural Gas	Mar. 2019	292,300	(2,900)
95	No. 2 Soft Red Winter Wheat	Dec. 2018	2,417,750	(343,441)
4	No. 2 Soft Red Winter Wheat	May 2019	107,650	(2,000)
27	NY Harbor ULSD	Nov. 2018	2,663,199	185,405
10	NY Harbor ULSD	Dec. 2018	988,092	71,833
22	Silver	Dec. 2018	1,618,320	(74,759)
13	Silver	May 2019	968,370	(90,363)
76	Soybean	Nov. 2018	3,212,900	(516,825)
57	Soybean Meal	Dec. 2018	1,761,300	(269,721)
61	Soybean Oil	Dec. 2018	1,061,033	(80,095)
20	Soybean Oil	Jul. 2019	361,079	9,564
108	Sugar #11 (World)	Mar. 2019	1,354,752	(115,696)
31	Sugar #11 (World)	Jul. 2019	396,155	(34,489)
99	WTI Crude	Nov. 2018	7,251,749	550,419
18	WTI Crude	Mar. 2019	1,305,179	95,507
18	WTI Crude	Jun. 2019	1,293,119	104,739

				(1,402,959)

Short Positions:
3	LME Copper	Dec. 2018	469,688	1,197
2	LME Nickel	Nov. 2018	150,732	438
11	LME Nickel	Dec. 2018	831,072	134,913
7	LME Nickel	Mar. 2019	532,560	54,552
2	LME PRI Aluminum	Nov. 2018	103,450	(572)
25	LME PRI Aluminum	Dec. 2018	1,297,188	38,845
4	LME PRI Aluminum	Feb. 2019	206,475	2,274
9	LME Zinc	Oct. 2018	596,138	158,740
2	LME Zinc	Nov. 2018	132,300	(13,755)
7	LME Zinc	Dec. 2018	458,850	101,004
8	LME Zinc	Feb. 2019	519,800	(40,015)

				437,621

				$(965,338)

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/03/18	Citigroup Global Markets	ARS	5,160	$233,273	$124,093	$—	$(109,180)
Expiring 10/03/18	Citigroup Global Markets	ARS	2,460	111,161	59,160	—	(52,001)
Expiring 10/03/18	Citigroup Global Markets	ARS	1,700	76,819	40,884	—	(35,935)
Expiring 10/03/18	JPMorgan Chase	ARS	1,680	75,949	40,402	—	(35,547)
Expiring 10/03/18	JPMorgan Chase	ARS	1,680	75,967	40,403	—	(35,564)
Expiring 10/05/18	Goldman Sachs & Co.	ARS	2,841	71,653	68,133	—	(3,520)
Expiring 10/09/18	BNP Paribas	ARS	7,166	176,990	170,905	—	(6,085)
Expiring 10/11/18	BNP Paribas	ARS	8,553	218,975	203,413	—	(15,562)
Expiring 10/11/18	BNP Paribas	ARS	5,538	141,787	131,710	—	(10,077)
Expiring 10/12/18	Hong Kong & Shanghai Bank	ARS	427	13,600	10,142	—	(3,458)
Expiring 10/12/18	Hong Kong & Shanghai Bank	ARS	426	13,600	10,126	—	(3,474)
Expiring 10/23/18	Citigroup Global Markets	ARS	8,916	401,443	208,570	—	(192,873)
Expiring 10/23/18	Citigroup Global Markets	ARS	7,120	320,144	166,556	—	(153,588)
Expiring 10/23/18	Citigroup Global Markets	ARS	3,471	156,063	81,192	—	(74,871)
Expiring 11/20/18	JPMorgan Chase	ARS	27,069	815,049	610,969	—	(204,080)
Expiring 11/20/18	JPMorgan Chase	ARS	11,240	341,106	253,695	—	(87,411)
Expiring 12/20/18	BNP Paribas	ARS	3,919	92,762	85,712	—	(7,050)
Expiring 12/20/18	BNP Paribas	ARS	2,553	55,613	55,826	213	—
Expiring 12/21/18	Bank of America	ARS	9,610	295,813	209,962	—	(85,851)
Expiring 12/21/18	Bank of America	ARS	6,400	196,923	139,829	—	(57,094)
Expiring 12/21/18	Bank of America	ARS	3,203	98,412	69,987	—	(28,425)
Expiring 01/15/19	Citigroup Global Markets	ARS	14,454	446,801	308,221	—	(138,580)
Expiring 01/22/19	JPMorgan Chase	ARS	3,103	93,289	65,723	—	(27,566)
Expiring 01/24/19	BNP Paribas	ARS	34,052	1,057,195	719,914	—	(337,281)
Expiring 01/24/19	BNP Paribas	ARS	17,064	398,779	360,770	—	(38,009)
Expiring 01/24/19	BNP Paribas	ARS	12,591	282,948	266,198	—	(16,750)
Expiring 01/24/19	BNP Paribas	ARS	6,515	202,142	137,739	—	(64,403)
Expiring 01/28/19	Citigroup Global Markets	ARS	10,010	305,742	210,825	—	(94,917)
Expiring 03/26/19	Citigroup Global Markets	ARS	5,010	113,118	100,110	—	(13,008)
Expiring 03/26/19	Citigroup Global Markets	ARS	3,274	70,955	65,421	—	(5,534)
Expiring 03/26/19	JPMorgan Chase	ARS	2,716	57,880	54,272	—	(3,608)
Expiring 03/26/19	JPMorgan Chase	ARS	1,680	35,623	33,569	—	(2,054)
Australian Dollar,
Expiring 10/02/18	Bank of America	AUD	5,699	4,135,777	4,119,647	—	(16,130)
Expiring 10/03/18	JPMorgan Chase	AUD	224	162,582	161,925	—	(657)
Expiring 10/18/18	Barclays Capital Group	AUD	4,060	2,994,717	2,935,193	—	(59,524)
Expiring 12/06/18	Hong Kong & Shanghai Bank	AUD	970	770,859	701,532	—	(69,327)
Expiring 12/19/18	Barclays Capital Group	AUD	4,708	3,348,739	3,405,712	56,973	—
Expiring 12/19/18	Barclays Capital Group	AUD	1,555	1,117,499	1,124,929	7,430	—
Expiring 12/19/18	Barclays Capital Group	AUD	1,376	984,805	994,899	10,094	—
Expiring 12/19/18	Barclays Capital Group	AUD	917	666,507	663,602	—	(2,905)
Expiring 12/19/18	Barclays Capital Group	AUD	737	533,273	533,292	19	—
Expiring 12/19/18	Barclays Capital Group	AUD	342	246,523	247,245	722	—
Expiring 12/19/18	Citigroup Global Markets	AUD	415	294,824	299,846	5,022	—
Expiring 12/19/18	Citigroup Global Markets	AUD	415	295,236	299,847	4,611	—
Expiring 12/19/18	Citigroup Global Markets	AUD	415	297,958	299,847	1,889	—
Expiring 12/19/18	Citigroup Global Markets	AUD	415	298,227	299,847	1,620	—
Expiring 12/19/18	Citigroup Global Markets	AUD	415	298,286	299,846	1,560	—
Expiring 12/19/18	Citigroup Global Markets	AUD	415	298,313	299,846	1,533	—
Expiring 12/19/18	Citigroup Global Markets	AUD	415	300,641	299,846	—	(795)
Expiring 12/19/18	Citigroup Global Markets	AUD	415	301,060	299,847	—	(1,213)

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	AUD	415	$302,976	$299,846	$—	$(3,130)
Expiring 12/19/18	Citigroup Global Markets	AUD	415	303,077	299,846	—	(3,231)
Expiring 12/19/18	Citigroup Global Markets	AUD	415	304,326	299,846	—	(4,480)
Expiring 12/19/18	Citigroup Global Markets	AUD	415	304,337	299,846	—	(4,491)
Expiring 12/19/18	Citigroup Global Markets	AUD	415	304,683	299,846	—	(4,837)
Expiring 12/19/18	Morgan Stanley	AUD	63,273	45,463,692	45,766,714	303,022	—
Expiring 12/19/18	Morgan Stanley	AUD	5,216	3,717,139	3,772,638	55,499	—
Expiring 12/19/18	Morgan Stanley	AUD	4,825	3,430,153	3,489,705	59,552	—
Expiring 12/19/18	Morgan Stanley	AUD	2,787	2,011,557	2,016,185	4,628	—
Expiring 12/19/18	UBS AG	AUD	13,800	9,793,847	9,981,898	188,051	—
Expiring 12/20/18	Goldman Sachs & Co.	AUD	2,604	1,881,817	1,883,466	1,649	—
Expiring 12/20/18	Goldman Sachs & Co.	AUD	2,565	1,863,565	1,855,085	—	(8,480)
Expiring 12/20/18	Goldman Sachs & Co.	AUD	1,281	926,860	926,775	—	(85)
Expiring 12/20/18	Goldman Sachs & Co.	AUD	1,281	931,995	926,775	—	(5,220)
Expiring 02/07/19	Hong Kong & Shanghai Bank	AUD	510	405,450	369,144	—	(36,306)
Brazilian Real,
Expiring 10/02/18	BNP Paribas	BRL	1,545	397,458	382,330	—	(15,128)
Expiring 10/02/18	BNP Paribas	BRL	800	214,207	198,028	—	(16,179)
Expiring 10/02/18	Deutsche Bank AG	BRL	788	192,792	195,044	2,252	—
Expiring 10/02/18	JPMorgan Chase	BRL	5,950	1,516,967	1,472,839	—	(44,128)
Expiring 10/02/18	JPMorgan Chase	BRL	4,260	1,099,511	1,054,503	—	(45,008)
Expiring 10/04/18	Goldman Sachs & Co.	BRL	1,554	373,333	384,490	11,157	—
Expiring 10/15/18	JPMorgan Chase	BRL	2,602	633,475	643,433	9,958	—
Expiring 10/15/18	JPMorgan Chase	BRL	464	113,240	114,740	1,500	—
Expiring 10/18/18	Barclays Capital Group	BRL	3,043	813,431	752,290	—	(61,141)
Expiring 10/18/18	Barclays Capital Group	BRL	778	190,000	192,260	2,260	—
Expiring 10/18/18	Citigroup Global Markets	BRL	6,005	1,440,846	1,484,592	43,746	—
Expiring 10/18/18	Citigroup Global Markets	BRL	2,523	636,630	623,711	—	(12,919)
Expiring 10/18/18	Citigroup Global Markets	BRL	802	200,000	198,374	—	(1,626)
Expiring 10/18/18	Goldman Sachs & Co.	BRL	4,194	1,011,820	1,036,864	25,044	—
Expiring 10/18/18	Goldman Sachs & Co.	BRL	3,669	926,000	907,092	—	(18,908)
Expiring 10/18/18	Goldman Sachs & Co.	BRL	1,554	387,449	384,069	—	(3,380)
Expiring 11/05/18	Deutsche Bank AG	BRL	1,545	376,920	381,290	4,370	—
Expiring 11/23/18	Citigroup Global Markets	BRL	1,624	403,395	400,372	—	(3,023)
Expiring 11/26/18	JPMorgan Chase	BRL	1,678	410,000	413,521	3,521	—
Expiring 12/10/18	Bank of America	BRL	447	106,625	110,117	3,492	—
Expiring 12/20/18	Goldman Sachs & Co.	BRL	941	231,227	231,434	207	—
Expiring 12/20/18	Goldman Sachs & Co.	BRL	535	132,209	131,593	—	(616)
Expiring 12/20/18	Goldman Sachs & Co.	BRL	79	18,890	19,436	546	—
Expiring 01/03/19	Morgan Stanley	BRL	4,200	1,115,982	1,031,510	—	(84,472)
Expiring 05/16/19	Goldman Sachs & Co.	BRL	9,787	2,298,220	2,368,207	69,987	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	9,332	2,447,765	2,258,140	—	(189,625)
Expiring 05/16/19	Goldman Sachs & Co.	BRL	7,008	1,660,455	1,695,752	35,297	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	1,053	272,691	254,898	—	(17,793)
Expiring 05/16/19	Goldman Sachs & Co.	BRL	711	168,312	171,931	3,619	—
British Pound,
Expiring 10/02/18	BNP Paribas	GBP	729	949,909	950,356	447	—
Expiring 10/02/18	Citigroup Global Markets	GBP	674	888,972	878,656	—	(10,316)
Expiring 10/02/18	Citigroup Global Markets	GBP	652	857,674	849,976	—	(7,698)
Expiring 10/02/18	Goldman Sachs & Co.	GBP	3,047	3,971,269	3,972,202	933	—
Expiring 10/02/18	Goldman Sachs & Co.	GBP	1,313	1,711,282	1,711,684	402	—
Expiring 10/02/18	JPMorgan Chase	GBP	15,838	20,864,748	20,647,107	—	(217,641)
Expiring 10/02/18	JPMorgan Chase	GBP	3,436	4,526,536	4,479,320	—	(47,216)

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/18	JPMorgan Chase	GBP	1,122	$1,465,572	$1,462,688	$—	$(2,884)
Expiring 10/02/18	JPMorgan Chase	GBP	208	274,956	271,158	—	(3,798)
Expiring 10/03/18	JPMorgan Chase	GBP	239	314,053	311,585	—	(2,468)
Expiring 10/18/18	Citigroup Global Markets	GBP	288	381,423	375,038	—	(6,385)
Expiring 12/19/18	Barclays Capital Group	GBP	10,509	13,574,847	13,754,296	179,449	—
Expiring 12/19/18	Barclays Capital Group	GBP	1,142	1,497,928	1,494,171	—	(3,757)
Expiring 12/19/18	Barclays Capital Group	GBP	853	1,099,198	1,115,803	16,605	—
Expiring 12/19/18	Citigroup Global Markets	GBP	1,148	1,513,713	1,502,493	—	(11,220)
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,179,640	1,198,636	18,996	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,182,889	1,198,634	15,745	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,184,986	1,198,635	13,649	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,185,024	1,198,635	13,611	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,186,006	1,198,634	12,628	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,188,061	1,198,634	10,573	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,188,376	1,198,635	10,259	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,189,836	1,198,636	8,800	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,189,864	1,198,635	8,771	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,196,253	1,198,636	2,383	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,197,597	1,198,634	1,037	—
Expiring 12/19/18	Citigroup Global Markets	GBP	916	1,201,167	1,198,636	—	(2,531)
Expiring 12/19/18	Citigroup Global Markets	GBP	841	1,106,501	1,100,694	—	(5,807)
Expiring 12/19/18	Morgan Stanley	GBP	22,462	29,019,695	29,398,658	378,963	—
Expiring 12/19/18	Morgan Stanley	GBP	5,306	6,964,011	6,944,535	—	(19,476)
Expiring 12/19/18	Morgan Stanley	GBP	621	820,202	813,141	—	(7,061)
Expiring 12/19/18	UBS AG	GBP	2,375	3,099,677	3,108,380	8,703	—
Expiring 12/20/18	Barclays Capital Group	GBP	3,521	4,649,601	4,608,403	—	(41,198)
Expiring 12/20/18	Citigroup Global Markets	GBP	1,229	1,623,417	1,609,042	—	(14,375)
Expiring 12/20/18	Goldman Sachs & Co.	GBP	553	730,048	723,596	—	(6,452)
Expiring 12/20/18	JPMorgan Chase	GBP	150	198,162	196,406	—	(1,756)
Expiring 12/20/18	State Street Bank	GBP	87	115,146	114,133	—	(1,013)
Expiring 12/20/18	UBS AG	GBP	1,004	1,326,079	1,314,335	—	(11,744)
Expiring 12/20/18	UBS AG	GBP	149	196,442	195,042	—	(1,400)
Canadian Dollar,
Expiring 10/02/18	BNP Paribas	CAD	168	129,976	130,078	102	—
Expiring 10/02/18	Hong Kong & Shanghai Bank	CAD	8,252	6,364,828	6,389,303	24,475	—
Expiring 10/03/18	Standard Chartered PLC	CAD	394	299,596	305,087	5,491	—
Expiring 10/18/18	Barclays Capital Group	CAD	1,980	1,517,852	1,533,616	15,764	—
Expiring 10/18/18	Barclays Capital Group	CAD	1,923	1,492,319	1,489,670	—	(2,649)
Expiring 10/18/18	Barclays Capital Group	CAD	900	692,761	697,098	4,337	—
Expiring 10/18/18	Citigroup Global Markets	CAD	1,566	1,194,702	1,212,532	17,830	—
Expiring 10/18/18	Goldman Sachs & Co.	CAD	3,935	3,011,988	3,047,480	35,492	—
Expiring 12/19/18	Barclays Capital Group	CAD	33,167	25,217,293	25,725,072	507,779	—
Expiring 12/19/18	Barclays Capital Group	CAD	6,868	5,282,388	5,327,250	44,862	—
Expiring 12/19/18	Barclays Capital Group	CAD	3,767	2,872,359	2,921,853	49,494	—
Expiring 12/19/18	Barclays Capital Group	CAD	2,079	1,595,940	1,612,810	16,870	—
Expiring 12/19/18	Barclays Capital Group	CAD	1,993	1,513,349	1,545,978	32,629	—
Expiring 12/19/18	Barclays Capital Group	CAD	1,927	1,489,715	1,494,246	4,531	—
Expiring 12/19/18	Barclays Capital Group	CAD	1,662	1,277,446	1,289,011	11,565	—
Expiring 12/19/18	Barclays Capital Group	CAD	439	336,933	340,762	3,829	—
Expiring 12/19/18	Barclays Capital Group	CAD	125	96,286	96,805	519	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,247	1,723,070	1,742,835	19,765	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,699,573	1,736,062	36,489	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,700,905	1,736,063	35,158	—

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	$1,700,967	$1,736,062	$35,095	$—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,701,355	1,736,063	34,708	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,703,056	1,736,063	33,007	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,705,859	1,736,063	30,204	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,717,550	1,736,062	18,512	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,720,414	1,736,062	15,648	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,724,425	1,736,062	11,637	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,727,213	1,736,063	8,850	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,733,056	1,736,062	3,006	—
Expiring 12/19/18	Citigroup Global Markets	CAD	2,238	1,739,502	1,736,063	—	(3,439)
Expiring 12/19/18	Citigroup Global Markets	CAD	115	88,300	89,198	898	—
Expiring 12/19/18	Citigroup Global Markets	CAD	86	65,523	66,704	1,181	—
Expiring 12/19/18	Citigroup Global Markets	CAD	1	775	776	1	—
Expiring 12/19/18	Morgan Stanley	CAD	13,022	9,899,992	10,100,545	200,553	—
Expiring 12/19/18	Morgan Stanley	CAD	320	246,244	248,057	1,813	—
Expiring 12/19/18	Morgan Stanley	CAD	295	228,845	228,909	64	—
Expiring 12/19/18	UBS AG	CAD	100	76,063	77,563	1,500	—
Expiring 12/20/18	Bank of America	CAD	194	150,660	150,793	133	—
Chilean Peso,
Expiring 10/18/18	Barclays Capital Group	CLP	810,207	1,235,072	1,232,314	—	(2,758)
Expiring 12/17/18	Citigroup Global Markets	CLP	431,519	627,591	656,582	28,991	—
Expiring 12/20/18	Citigroup Global Markets	CLP	13,016	18,996	19,805	809	—
Chinese Renminbi,
Expiring 10/15/18	Citigroup Global Markets	CNH	20,238	3,143,583	2,939,775	—	(203,808)
Expiring 10/15/18	Citigroup Global Markets	CNH	11,240	1,656,285	1,632,748	—	(23,537)
Expiring 10/18/18	Barclays Capital Group	CNH	3,221	472,911	467,778	—	(5,133)
Expiring 10/18/18	JPMorgan Chase	CNH	8,092	1,179,592	1,175,184	—	(4,408)
Expiring 10/18/18	JPMorgan Chase	CNH	3,134	459,954	455,144	—	(4,810)
Expiring 12/19/18	Citigroup Global Markets	CNH	2,317	337,472	335,537	—	(1,935)
Expiring 06/20/19	JPMorgan Chase	CNH	590	85,633	85,024	—	(609)
Colombian Peso,
Expiring 10/18/18	Citigroup Global Markets	COP	5,166,420	1,780,296	1,744,066	—	(36,230)
Expiring 10/18/18	Citigroup Global Markets	COP	3,514,711	1,214,755	1,186,487	—	(28,268)
Expiring 10/25/18	Barclays Capital Group	COP	477,300	158,857	161,135	2,278	—
Expiring 10/26/18	Barclays Capital Group	COP	201,340	67,246	67,973	727	—
Expiring 12/17/18	Citigroup Global Markets	COP	3,791,129	1,219,248	1,277,407	58,159	—
Expiring 12/17/18	Citigroup Global Markets	COP	2,252,094	724,286	758,835	34,549	—
Expiring 01/18/19	Citigroup Global Markets	COP	6,906,049	2,292,160	2,323,539	31,379	—
Czech Koruna,
Expiring 12/20/18	Citigroup Global Markets	CZK	5,046	231,732	228,646	—	(3,086)
Expiring 12/20/18	JPMorgan Chase	CZK	208,138	9,612,029	9,431,294	—	(180,735)
Danish Krone,
Expiring 12/19/18	Citigroup Global Markets	DKK	348	54,458	54,598	140	—
Expiring 12/20/18	Goldman Sachs & Co.	DKK	101	15,871	15,762	—	(109)
Expiring 01/02/19	Goldman Sachs & Co.	DKK	1,145	179,537	179,895	358	—
Euro,
Expiring 10/02/18	Barclays Capital Group	EUR	126	147,379	146,339	—	(1,040)
Expiring 10/02/18	BNP Paribas	EUR	31,180	36,725,233	36,213,318	—	(511,915)
Expiring 10/02/18	BNP Paribas	EUR	3,379	3,979,921	3,924,445	—	(55,476)
Expiring 10/02/18	Citigroup Global Markets	EUR	1,456	1,705,415	1,691,031	—	(14,384)
Expiring 10/02/18	Goldman Sachs & Co.	EUR	717	843,636	832,740	—	(10,896)
Expiring 10/03/18	UBS AG	EUR	373	436,559	433,245	—	(3,314)
Expiring 10/18/18	Citigroup Global Markets	EUR	2,500	2,935,525	2,907,292	—	(28,233)

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/18/18	Citigroup Global Markets	EUR	1,440	$1,675,512	$1,674,600	$—	$(912)
Expiring 10/18/18	Citigroup Global Markets	EUR	1,060	1,249,845	1,232,692	—	(17,153)
Expiring 10/18/18	Citigroup Global Markets	EUR	940	1,095,928	1,093,142	—	(2,786)
Expiring 10/18/18	Citigroup Global Markets	EUR	365	423,418	424,465	1,047	—
Expiring 10/18/18	Citigroup Global Markets	EUR	360	421,697	418,650	—	(3,047)
Expiring 10/18/18	Goldman Sachs & Co.	EUR	770	896,777	895,446	—	(1,331)
Expiring 11/15/18	JPMorgan Chase	EUR	1,092	1,252,269	1,272,789	20,520	—
Expiring 12/19/18	Barclays Capital Group	EUR	31,828	37,151,411	37,219,914	68,503	—
Expiring 12/19/18	Barclays Capital Group	EUR	2,881	3,373,752	3,368,646	—	(5,106)
Expiring 12/19/18	Barclays Capital Group	EUR	2,697	3,144,131	3,153,660	9,529	—
Expiring 12/19/18	Barclays Capital Group	EUR	2,638	3,108,438	3,084,772	—	(23,666)
Expiring 12/19/18	Barclays Capital Group	EUR	2,556	2,993,278	2,989,119	—	(4,159)
Expiring 12/19/18	Barclays Capital Group	EUR	1,467	1,705,199	1,715,273	10,074	—
Expiring 12/19/18	Barclays Capital Group	EUR	763	898,204	892,701	—	(5,503)
Expiring 12/19/18	Barclays Capital Group	EUR	183	217,038	214,396	—	(2,642)
Expiring 12/19/18	Barclays Capital Group	EUR	59	68,487	68,611	124	—
Expiring 12/19/18	Citigroup Global Markets	EUR	1,566	1,844,058	1,831,269	—	(12,789)
Expiring 12/19/18	Citigroup Global Markets	EUR	1,401	1,658,860	1,638,320	—	(20,540)
Expiring 12/19/18	Citigroup Global Markets	EUR	1,301	1,534,464	1,521,381	—	(13,083)
Expiring 12/19/18	Citigroup Global Markets	EUR	647	761,266	756,597	—	(4,669)
Expiring 12/19/18	Citigroup Global Markets	EUR	42	48,995	49,114	119	—
Expiring 12/19/18	Citigroup Global Markets	EUR	2	2,342	2,339	—	(3)
Expiring 12/19/18	Citigroup Global Markets	EUR	1	1,167	1,170	3	—
Expiring 12/19/18	Morgan Stanley	EUR	19,668	22,960,946	22,999,464	38,518	—
Expiring 12/19/18	Morgan Stanley	EUR	2,090	2,446,307	2,443,895	—	(2,412)
Expiring 12/19/18	Morgan Stanley	EUR	2,035	2,397,414	2,380,077	—	(17,337)
Expiring 12/19/18	Morgan Stanley	EUR	1,883	2,207,695	2,201,695	—	(6,000)
Expiring 12/19/18	Morgan Stanley	EUR	604	706,965	705,986	—	(979)
Expiring 12/20/18	Citigroup Global Markets	EUR	480	564,138	561,472	—	(2,666)
Expiring 12/20/18	JPMorgan Chase	EUR	2,784	3,292,955	3,256,109	—	(36,846)
Expiring 12/20/18	JPMorgan Chase	EUR	2,783	3,275,785	3,255,133	—	(20,652)
Expiring 12/20/18	JPMorgan Chase	EUR	2,783	3,293,242	3,255,133	—	(38,109)
Expiring 12/20/18	UBS AG	EUR	813	964,422	951,087	—	(13,335)
Expiring 01/24/19	Deutsche Bank AG	EUR	700	880,411	821,248	—	(59,163)
Expiring 05/28/19	Hong Kong & Shanghai Bank	EUR	580	700,234	688,107	—	(12,127)
Expiring 06/28/21	Morgan Stanley	EUR	15	19,178	19,022	—	(156)
Hungarian Forint,
Expiring 12/20/18	Bank of America	HUF	38,322	140,057	138,603	—	(1,454)
Indian Rupee,
Expiring 10/04/18	JPMorgan Chase	INR	23,819	327,912	328,305	393	—
Expiring 10/17/18	Barclays Capital Group	INR	491,427	7,062,272	6,761,509	—	(300,763)
Expiring 10/17/18	BNP Paribas	INR	26,051	362,622	358,431	—	(4,191)
Expiring 10/29/18	Standard Chartered PLC	INR	24,228	348,829	332,806	—	(16,023)
Expiring 12/19/18	Morgan Stanley	INR	179,975	2,539,332	2,457,234	—	(82,098)
Expiring 12/19/18	Morgan Stanley	INR	32,840	463,354	448,373	—	(14,981)
Expiring 12/20/18	JPMorgan Chase	INR	13,433	182,636	183,379	743	—
Expiring 12/20/18	JPMorgan Chase	INR	1,378	18,730	18,809	79	—
Indonesian Rupiah,
Expiring 10/10/18	Hong Kong & Shanghai Bank	IDR	1,730,451	113,353	115,956	2,603	—
Expiring 10/10/18	UBS AG	IDR	1,711,638	112,121	114,696	2,575	—
Expiring 10/15/18	Bank of America	IDR	9,425,543	644,790	631,215	—	(13,575)
Expiring 10/15/18	Barclays Capital Group	IDR	9,365,082	630,858	627,166	—	(3,692)
Expiring 10/17/18	BNP Paribas	IDR	3,530,010	236,596	236,342	—	(254)

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 10/18/18	Hong Kong & Shanghai Bank	IDR	1,790,040	$120,008	$119,833	$—	$(175)
Expiring 10/25/18	JPMorgan Chase	IDR	3,366,800	225,736	225,195	—	(541)
Expiring 10/25/18	Goldman Sachs & Co.	IDR	400,170	26,831	26,766	—	(65)
Expiring 12/19/18	Standard Chartered PLC	IDR	9,724,526	654,189	645,574	—	(8,615)
Expiring 12/19/18	Standard Chartered PLC	IDR	6,852,480	460,981	454,910	—	(6,071)
Expiring 12/20/18	Goldman Sachs & Co.	IDR	3,443,055	227,414	228,537	1,123	—
Expiring 12/20/18	Goldman Sachs & Co.	IDR	282,663	18,558	18,762	204	—
Japanese Yen,
Expiring 10/02/18	BNP Paribas	JPY	178,000	1,603,543	1,567,092	—	(36,451)
Expiring 10/03/18	Goldman Sachs & Co.	JPY	14,687	131,300	129,312	—	(1,988)
Expiring 10/03/18	Standard Chartered PLC	JPY	17,493	155,493	154,018	—	(1,475)
Expiring 10/18/18	Morgan Stanley	JPY	250,000	2,246,777	2,203,598	—	(43,179)
Expiring 11/02/18	JPMorgan Chase	JPY	178,000	1,580,754	1,570,720	—	(10,034)
Expiring 12/19/18	Barclays Capital Group	JPY	3,660,011	33,118,192	32,438,058	—	(680,134)
Expiring 12/19/18	Barclays Capital Group	JPY	272,905	2,447,188	2,418,713	—	(28,475)
Expiring 12/19/18	Barclays Capital Group	JPY	140,261	1,267,300	1,243,109	—	(24,191)
Expiring 12/19/18	Barclays Capital Group	JPY	48,182	435,563	427,025	—	(8,538)
Expiring 12/19/18	Citigroup Global Markets	JPY	42,979	389,598	380,916	—	(8,682)
Expiring 12/19/18	Citigroup Global Markets	JPY	36,703	325,537	325,292	—	(245)
Expiring 12/19/18	Citigroup Global Markets	JPY	16,886	153,075	149,655	—	(3,420)
Expiring 12/19/18	Citigroup Global Markets	JPY	8,443	76,185	74,827	—	(1,358)
Expiring 12/19/18	Citigroup Global Markets	JPY	8,443	76,223	74,828	—	(1,395)
Expiring 12/19/18	Citigroup Global Markets	JPY	8,443	76,409	74,827	—	(1,582)
Expiring 12/19/18	Citigroup Global Markets	JPY	8,443	76,441	74,827	—	(1,614)
Expiring 12/19/18	Citigroup Global Markets	JPY	8,443	76,820	74,828	—	(1,992)
Expiring 12/19/18	Citigroup Global Markets	JPY	8,443	76,910	74,828	—	(2,082)
Expiring 12/19/18	Morgan Stanley	JPY	848,256	7,571,407	7,517,946	—	(53,461)
Expiring 12/19/18	Morgan Stanley	JPY	482,177	4,337,124	4,273,456	—	(63,668)
Expiring 12/19/18	Morgan Stanley	JPY	339,352	3,041,568	3,007,616	—	(33,952)
Expiring 12/19/18	Morgan Stanley	JPY	191,732	1,719,895	1,699,285	—	(20,610)
Expiring 12/19/18	Morgan Stanley	JPY	156,462	1,424,505	1,386,694	—	(37,811)
Expiring 12/19/18	Morgan Stanley	JPY	136,382	1,215,002	1,208,728	—	(6,274)
Expiring 12/19/18	Morgan Stanley	JPY	117,347	1,061,252	1,040,024	—	(21,228)
Expiring 12/19/18	Morgan Stanley	JPY	71,402	645,023	632,825	—	(12,198)
Expiring 12/19/18	Morgan Stanley	JPY	64,143	582,043	568,491	—	(13,552)
Expiring 12/19/18	Morgan Stanley	JPY	55,574	495,772	492,542	—	(3,230)
Expiring 12/19/18	Morgan Stanley	JPY	55,125	492,146	488,568	—	(3,578)
Expiring 12/19/18	Morgan Stanley	JPY	52,792	471,993	467,887	—	(4,106)
Expiring 12/20/18	Barclays Capital Group	JPY	5,784	51,830	51,269	—	(561)
Expiring 12/20/18	Citigroup Global Markets	JPY	50,396	451,611	446,699	—	(4,912)
Expiring 12/20/18	JPMorgan Chase	JPY	38,201	342,287	338,604	—	(3,683)
Expiring 12/20/18	UBS AG	JPY	25,161	225,150	223,022	—	(2,128)
Mexican Peso,
Expiring 10/15/18	Citigroup Global Markets	MXN	11,813	626,312	629,342	3,030	—
Expiring 10/18/18	Barclays Capital Group	MXN	28,535	1,482,317	1,519,387	37,070	—
Expiring 10/18/18	JPMorgan Chase	MXN	27,477	1,471,268	1,463,079	—	(8,189)
Expiring 10/18/18	JPMorgan Chase	MXN	20,406	1,054,156	1,086,553	32,397	—
Expiring 10/18/18	JPMorgan Chase	MXN	19,000	998,177	1,011,697	13,520	—
Expiring 10/18/18	JPMorgan Chase	MXN	10,379	541,439	552,624	11,185	—
Expiring 10/18/18	JPMorgan Chase	MXN	10,080	534,816	536,732	1,916	—
Expiring 10/18/18	JPMorgan Chase	MXN	7,988	393,136	425,329	32,193	—
Expiring 10/18/18	JPMorgan Chase	MXN	1,442	75,080	76,761	1,681	—
Expiring 10/18/18	Citigroup Global Markets	MXN	1,500	77,395	79,871	2,476	—

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/18/18	Goldman Sachs & Co.	MXN	28,500	$1,522,778	$1,517,545	$—	$(5,233)
Expiring 10/18/18	Goldman Sachs & Co.	MXN	15,000	783,482	798,708	15,226	—
Expiring 10/18/18	Goldman Sachs & Co.	MXN	1,700	90,443	90,520	77	—
Expiring 10/26/18	Hong Kong & Shanghai Bank	MXN	52,319	2,751,924	2,781,911	29,987	—
Expiring 11/14/18	JPMorgan Chase	MXN	3,032	156,130	160,764	4,634	—
Expiring 12/07/18	JPMorgan Chase	MXN	3,410	172,921	180,195	7,274	—
Expiring 12/20/18	JPMorgan Chase	MXN	11,425	596,771	602,535	5,764	—
Expiring 03/14/19	Deutsche Bank AG	MXN	5,771	269,000	300,473	31,473	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	MXN	2,363	120,000	123,053	3,053	—
New Taiwanese Dollar,
Expiring 10/18/18	Barclays Capital Group	TWD	16,105	527,866	528,172	306	—
Expiring 10/18/18	JPMorgan Chase	TWD	15,529	505,416	509,272	3,856	—
Expiring 10/18/18	JPMorgan Chase	TWD	1,237	40,338	40,568	230	—
Expiring 10/18/18	Citigroup Global Markets	TWD	15,400	501,612	505,028	3,416	—
Expiring 12/20/18	JPMorgan Chase	TWD	11,352	372,611	374,036	1,425	—
Expiring 12/20/18	JPMorgan Chase	TWD	585	19,114	19,271	157	—
New Zealand Dollar,
Expiring 10/02/18	Hong Kong & Shanghai Bank	NZD	1,606	1,068,632	1,064,560	—	(4,072)
Expiring 10/03/18	JPMorgan Chase	NZD	239	157,428	158,425	997	—
Expiring 12/19/18	Barclays Capital Group	NZD	11,720	7,678,851	7,772,616	93,765	—
Expiring 12/19/18	Barclays Capital Group	NZD	9,760	6,416,847	6,472,793	55,946	—
Expiring 12/19/18	Barclays Capital Group	NZD	2,161	1,426,522	1,433,226	6,704	—
Expiring 12/19/18	Barclays Capital Group	NZD	1,615	1,074,210	1,070,972	—	(3,238)
Expiring 12/19/18	Barclays Capital Group	NZD	1,223	802,229	811,335	9,106	—
Expiring 12/19/18	Barclays Capital Group	NZD	1,217	809,508	807,323	—	(2,185)
Expiring 12/19/18	Barclays Capital Group	NZD	577	384,954	382,827	—	(2,127)
Expiring 12/19/18	Barclays Capital Group	NZD	491	324,286	325,533	1,247	—
Expiring 12/19/18	Barclays Capital Group	NZD	258	169,405	171,323	1,918	—
Expiring 12/19/18	Citigroup Global Markets	NZD	2,572	1,679,579	1,705,683	26,104	—
Expiring 12/19/18	Citigroup Global Markets	NZD	2,161	1,415,955	1,433,118	17,163	—
Expiring 12/19/18	Morgan Stanley	NZD	10,902	7,179,811	7,229,671	49,860	—
Expiring 12/19/18	Morgan Stanley	NZD	7,692	5,011,770	5,101,409	89,639	—
Expiring 12/19/18	Morgan Stanley	NZD	3,212	2,123,494	2,129,862	6,368	—
Expiring 12/19/18	Morgan Stanley	NZD	2,956	1,947,195	1,960,091	12,896	—
Expiring 12/19/18	Morgan Stanley	NZD	1,967	1,286,536	1,304,588	18,052	—
Expiring 12/19/18	Morgan Stanley	NZD	764	509,456	506,930	—	(2,526)
Expiring 12/19/18	Morgan Stanley	NZD	504	334,425	333,896	—	(529)
Norwegian Krone,
Expiring 10/03/18	Citigroup Global Markets	NOK	1,252	149,418	153,864	4,446	—
Expiring 10/03/18	JPMorgan Chase	NOK	39	4,774	4,792	18	—
Expiring 10/03/18	UBS AG	NOK	5,091	625,487	625,656	169	—
Expiring 12/19/18	Barclays Capital Group	NOK	14,185	1,692,142	1,749,350	57,208	—
Expiring 12/19/18	Barclays Capital Group	NOK	11,419	1,410,812	1,408,181	—	(2,631)
Expiring 12/19/18	Barclays Capital Group	NOK	5,536	683,251	682,687	—	(564)
Expiring 12/19/18	Barclays Capital Group	NOK	440	52,775	54,196	1,421	—
Expiring 12/19/18	Citigroup Global Markets	NOK	206	24,491	25,404	913	—
Expiring 12/19/18	Citigroup Global Markets	NOK	48	5,915	5,920	5	—
Expiring 12/19/18	Morgan Stanley	NOK	49,569	6,112,424	6,112,987	563	—
Expiring 12/19/18	Morgan Stanley	NOK	29,454	3,630,722	3,632,344	1,622	—
Expiring 12/19/18	Morgan Stanley	NOK	15,795	1,883,227	1,947,863	64,636	—
Peruvian Nuevo Sol,
Expiring 10/18/18	Barclays Capital Group	PEN	4,174	1,267,999	1,262,387	—	(5,612)

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso,
Expiring 10/18/18	JPMorgan Chase	PHP	59,516	$1,120,407	$1,099,840	$—	$(20,567)
Expiring 12/20/18	BNP Paribas	PHP	4,989	91,243	91,815	572	—
Polish Zloty,
Expiring 10/18/18	Barclays Capital Group	PLN	1	254	254	—	—
Expiring 12/20/18	Bank of America	PLN	1,178	324,076	320,088	—	(3,988)
Russian Ruble,
Expiring 10/15/18	Bank of America	RUB	42,055	632,216	640,806	8,590	—
Expiring 10/15/18	UBS AG	RUB	12,379	182,281	188,625	6,344	—
Expiring 10/18/18	Barclays Capital Group	RUB	104,040	1,523,184	1,584,793	61,609	—
Expiring 10/18/18	Barclays Capital Group	RUB	43,874	699,713	668,309	—	(31,404)
Expiring 11/15/18	Goldman Sachs & Co.	RUB	42,352	657,427	643,234	—	(14,193)
Expiring 11/15/18	UBS AG	RUB	73,480	1,144,991	1,115,994	—	(28,997)
Expiring 12/14/18	Hong Kong & Shanghai Bank	RUB	91,375	1,330,836	1,383,385	52,549	—
Expiring 12/20/18	BNP Paribas	RUB	24,409	367,355	369,291	1,936	—
Expiring 12/20/18	BNP Paribas	RUB	1,293	18,829	19,562	733	—
Singapore Dollar,
Expiring 12/19/18	Barclays Capital Group	SGD	7,315	5,373,360	5,360,957	—	(12,403)
Expiring 12/19/18	Barclays Capital Group	SGD	6,504	4,737,645	4,766,540	28,895	—
Expiring 12/19/18	Barclays Capital Group	SGD	5,417	3,961,677	3,970,115	8,438	—
Expiring 12/19/18	Barclays Capital Group	SGD	4,257	3,114,388	3,119,666	5,278	—
Expiring 12/19/18	Barclays Capital Group	SGD	1,898	1,388,804	1,390,750	1,946	—
Expiring 12/19/18	Barclays Capital Group	SGD	1,011	736,619	741,072	4,453	—
Expiring 12/19/18	Barclays Capital Group	SGD	854	626,044	625,455	—	(589)
Expiring 12/19/18	Barclays Capital Group	SGD	735	534,858	538,721	3,863	—
Expiring 12/19/18	Barclays Capital Group	SGD	721	525,373	528,514	3,141	—
Expiring 12/19/18	Barclays Capital Group	SGD	477	348,143	349,507	1,364	—
Expiring 12/19/18	Barclays Capital Group	SGD	196	143,489	143,357	—	(132)
Expiring 12/19/18	Citigroup Global Markets	SGD	3	2,199	2,199	—	—
Expiring 12/20/18	Barclays Capital Group	SGD	630	462,255	461,578	—	(677)
South African Rand,
Expiring 10/18/18	JPMorgan Chase	ZAR	4,517	335,703	318,541	—	(17,162)
Expiring 11/02/18	Citigroup Global Markets	ZAR	2,714	182,290	191,005	8,715	—
Expiring 11/02/18	Goldman Sachs & Co.	ZAR	12,919	847,125	909,209	62,084	—
Expiring 11/02/18	Hong Kong & Shanghai Bank	ZAR	7,155	530,672	503,553	—	(27,119)
Expiring 12/20/18	UBS AG	ZAR	1,988	138,469	138,981	512	—
South Korean Won,
Expiring 10/18/18	Citigroup Global Markets	KRW	238,940	214,527	215,498	971	—
Expiring 12/19/18	Standard Chartered PLC	KRW	245,142	220,000	221,465	1,465	—
Expiring 12/20/18	Citigroup Global Markets	KRW	21,366	19,042	19,302	260	—
Expiring 12/20/18	JPMorgan Chase	KRW	670,115	602,459	605,415	2,956	—
Swedish Krona,
Expiring 10/02/18	Citigroup Global Markets	SEK	1,820	206,114	204,853	—	(1,261)
Expiring 10/02/18	Morgan Stanley	SEK	130,570	14,778,776	14,696,511	—	(82,265)
Expiring 10/03/18	Citigroup Global Markets	SEK	4,054	448,431	456,342	7,911	—
Expiring 10/03/18	UBS AG	SEK	1,600	179,715	180,106	391	—
Expiring 12/19/18	Barclays Capital Group	SEK	18,401	2,103,874	2,085,985	—	(17,889)
Expiring 12/19/18	Barclays Capital Group	SEK	18,282	2,074,335	2,072,509	—	(1,826)
Expiring 12/19/18	Barclays Capital Group	SEK	15,935	1,779,208	1,806,524	27,316	—
Expiring 12/19/18	Barclays Capital Group	SEK	12,156	1,385,130	1,378,052	—	(7,078)
Expiring 12/19/18	Barclays Capital Group	SEK	8,891	985,022	1,007,963	22,941	—
Expiring 12/19/18	Barclays Capital Group	SEK	8,066	924,700	914,388	—	(10,312)
Expiring 12/19/18	Barclays Capital Group	SEK	7,078	804,508	802,378	—	(2,130)
Expiring 12/19/18	Citigroup Global Markets	SEK	328	37,424	37,184	—	(240)

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	SEK	5	$558	$567	$9	$—
Expiring 12/19/18	Morgan Stanley	SEK	30,537	3,385,409	3,461,863	76,454	—
Expiring 12/19/18	Morgan Stanley	SEK	11,126	1,239,131	1,261,326	22,195	—
Expiring 12/19/18	Morgan Stanley	SEK	2,812	318,828	318,756	—	(72)
Expiring 12/19/18	UBS AG	SEK	32,000	3,553,808	3,627,686	73,878	—
Expiring 12/20/18	UBS AG	SEK	608	69,593	68,967	—	(626)
Swiss Franc,
Expiring 10/03/18	JPMorgan Chase	CHF	716	745,139	729,905	—	(15,234)
Expiring 12/19/18	Citigroup Global Markets	CHF	541	566,936	555,794	—	(11,142)
Expiring 12/19/18	Citigroup Global Markets	CHF	504	521,624	517,782	—	(3,842)
Expiring 12/19/18	Citigroup Global Markets	CHF	253	261,963	259,918	—	(2,045)
Expiring 12/19/18	Citigroup Global Markets	CHF	161	165,867	165,402	—	(465)
Expiring 12/19/18	Citigroup Global Markets	CHF	47	48,688	48,285	—	(403)
Expiring 12/19/18	Citigroup Global Markets	CHF	4	4,099	4,109	10	—
Expiring 12/19/18	Citigroup Global Markets	CHF	1	1,026	1,027	1	—
Expiring 12/19/18	UBS AG	CHF	1,750	1,812,298	1,797,855	—	(14,443)
Expiring 12/20/18	Goldman Sachs & Co.	CHF	3	2,746	2,693	—	(53)
Expiring 12/20/18	UBS AG	CHF	57	59,917	58,666	—	(1,251)
Thai Baht,
Expiring 12/20/18	Citigroup Global Markets	THB	10,481	323,898	324,993	1,095	—
Turkish Lira,
Expiring 10/18/18	Bank of America	TRY	2,056	308,528	336,173	27,645	—
Expiring 10/18/18	JPMorgan Chase	TRY	3,285	500,305	537,166	36,861	—
Expiring 10/18/18	JPMorgan Chase	TRY	172	26,096	28,044	1,948	—
Expiring 10/18/18	Citigroup Global Markets	TRY	11,220	2,221,046	1,834,499	—	(386,547)
Expiring 10/19/18	Hong Kong & Shanghai Bank	TRY	9,177	1,812,939	1,499,471	—	(313,468)
Expiring 10/19/18	Hong Kong & Shanghai Bank	TRY	2,094	439,320	342,160	—	(97,160)
Expiring 12/20/18	Citigroup Global Markets	TRY	4,984	741,510	781,782	40,272	—
Expiring 12/20/18	UBS AG	TRY	4,054	602,557	636,010	33,453	—
Expiring 12/20/18	UBS AG	TRY	2,827	426,457	443,423	16,966	—
Expiring 12/20/18	UBS AG	TRY	2,708	411,425	424,844	13,419	—
Expiring 12/20/18	UBS AG	TRY	1,413	219,734	221,654	1,920	—

				$742,380,784	$739,699,164	4,634,806	(7,316,426)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/03/18	JPMorgan Chase	ARS	2,716	$68,759	$65,317	$3,442	$—
Expiring 10/03/18	JPMorgan Chase	ARS	1,680	42,478	40,403	2,075	—
Expiring 10/03/18	Citigroup Global Markets	ARS	5,010	133,209	120,486	12,723	—
Expiring 10/03/18	Citigroup Global Markets	ARS	3,274	83,755	78,736	5,019	—
Expiring 10/04/18	BNP Paribas	ARS	11,060	290,278	265,600	24,678	—
Expiring 10/04/18	BNP Paribas	ARS	3,672	96,381	88,187	8,194	—
Expiring 10/05/18	Citigroup Global Markets	ARS	2,841	128,264	68,133	60,131	—
Expiring 10/09/18	BNP Paribas	ARS	3,059	75,545	72,948	2,597	—
Expiring 10/22/18	Citigroup Global Markets	ARS	3,094	97,500	72,468	25,032	—
Expiring 10/22/18	Goldman Sachs & Co.	ARS	3,091	97,500	72,400	25,100	—
Expiring 10/22/18	JPMorgan Chase	ARS	7,727	243,596	181,000	62,596	—
Expiring 10/23/18	Bank of America	ARS	6,091	190,000	142,494	47,506	—
Expiring 10/23/18	Citigroup Global Markets	ARS	18,597	585,000	435,038	149,962	—

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 10/23/18	Citigroup Global Markets	ARS	4,769	$149,969	$111,560	$38,409	$—
Expiring 10/23/18	Citigroup Global Markets	ARS	335	8,242	7,836	406	—
Expiring 11/15/18	Barclays Capital Group	ARS	26,650	797,901	605,269	192,632	—
Expiring 01/15/19	Citigroup Global Markets	ARS	18,633	563,697	397,335	166,362	—
Expiring 01/15/19	Citigroup Global Markets	ARS	17,986	544,205	383,537	160,668	—
Expiring 01/24/19	BNP Paribas	ARS	13,933	300,288	294,574	5,714	—
Expiring 03/29/19	Goldman Sachs & Co.	ARS	2,841	59,811	56,624	3,187	—
Australian Dollar,
Expiring 10/02/18	Goldman Sachs & Co.	AUD	7,475	5,408,476	5,403,468	5,008	—
Expiring 10/02/18	JPMorgan Chase	AUD	1,106	796,129	799,496	—	(3,367)
Expiring 10/02/18	Standard Chartered PLC	AUD	4,593	3,310,228	3,320,151	—	(9,923)
Expiring 10/03/18	JPMorgan Chase	AUD	438	314,766	316,620	—	(1,854)
Expiring 10/18/18	Barclays Capital Group	AUD	6,572	4,854,572	4,751,253	103,319	—
Expiring 10/18/18	Barclays Capital Group	AUD	4,635	3,452,891	3,350,636	102,255	—
Expiring 11/02/18	Bank of America	AUD	5,699	4,136,528	4,120,558	15,970	—
Expiring 11/02/18	Standard Chartered PLC	AUD	7,475	5,407,273	5,404,663	2,610	—
Expiring 12/06/18	Citigroup Global Markets	AUD	72	53,554	52,073	1,481	—
Expiring 12/19/18	Barclays Capital Group	AUD	42,930	30,852,255	31,052,116	—	(199,861)
Expiring 12/19/18	Barclays Capital Group	AUD	6,163	4,465,288	4,457,622	7,666	—
Expiring 12/19/18	Barclays Capital Group	AUD	3,363	2,404,302	2,432,430	—	(28,128)
Expiring 12/19/18	Barclays Capital Group	AUD	2,327	1,669,172	1,683,015	—	(13,843)
Expiring 12/19/18	Barclays Capital Group	AUD	987	708,509	714,102	—	(5,593)
Expiring 12/19/18	Citigroup Global Markets	AUD	1,451	1,064,120	1,049,546	14,574	—
Expiring 12/19/18	Citigroup Global Markets	AUD	586	425,583	423,869	1,714	—
Expiring 12/19/18	Citigroup Global Markets	AUD	555	403,187	401,446	1,741	—
Expiring 12/19/18	Morgan Stanley	AUD	7,292	5,318,900	5,274,711	44,189	—
Expiring 12/19/18	Morgan Stanley	AUD	4,824	3,502,434	3,489,113	13,321	—
Expiring 12/19/18	Morgan Stanley	AUD	1,630	1,183,975	1,178,627	5,348	—
Expiring 12/19/18	Morgan Stanley	AUD	475	342,944	343,642	—	(698)
Expiring 12/19/18	Morgan Stanley	AUD	188	136,595	136,183	412	—
Expiring 12/20/18	Barclays Capital Group	AUD	376	270,883	271,770	—	(887)
Expiring 12/20/18	Citigroup Global Markets	AUD	823	593,462	595,383	—	(1,921)
Expiring 12/20/18	Citigroup Global Markets	AUD	153	110,852	110,779	73	—
Expiring 12/20/18	Goldman Sachs & Co.	AUD	3,983	2,871,922	2,881,188	—	(9,266)
Expiring 12/20/18	JPMorgan Chase	AUD	1,110	800,078	802,684	—	(2,606)
Expiring 12/20/18	State Street Bank	AUD	1,360	980,595	983,779	—	(3,184)
Brazilian Real,
Expiring 10/02/18	BNP Paribas	BRL	5,710	1,655,792	1,413,430	242,362	—
Expiring 10/02/18	BNP Paribas	BRL	788	202,761	195,043	7,718	—
Expiring 10/02/18	Deutsche Bank AG	BRL	1,545	377,916	382,330	—	(4,414)
Expiring 10/02/18	Standard Chartered PLC	BRL	5,300	1,533,742	1,311,940	221,802	—
Expiring 10/04/18	Goldman Sachs & Co.	BRL	1,554	387,826	384,491	3,335	—
Expiring 10/15/18	JPMorgan Chase	BRL	5,015	1,288,165	1,240,182	47,983	—
Expiring 10/15/18	JPMorgan Chase	BRL	2,398	595,251	592,906	2,345	—
Expiring 10/18/18	Bank of America	BRL	1,985	507,331	490,827	16,504	—
Expiring 10/18/18	JPMorgan Chase	BRL	2,629	675,191	649,938	25,253	—
Expiring 10/18/18	Citigroup Global Markets	BRL	1,635	393,339	404,242	—	(10,903)
Expiring 10/18/18	Goldman Sachs & Co.	BRL	8,497	2,261,799	2,100,598	161,201	—
Expiring 11/05/18	Deutsche Bank AG	BRL	788	192,284	194,513	—	(2,229)
Expiring 11/30/18	Citigroup Global Markets	BRL	4,158	1,000,000	1,024,258	—	(24,258)
Expiring 12/04/18	JPMorgan Chase	BRL	1,562	373,333	384,743	—	(11,410)
Expiring 12/20/18	Goldman Sachs & Co.	BRL	1,068	254,122	262,599	—	(8,477)
Expiring 01/03/19	BNP Paribas	BRL	9,397	2,546,198	2,307,882	238,316	—

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 01/03/19	BNP Paribas	BRL	1,485	$389,222	$364,712	$24,510	$—
Expiring 01/03/19	Citigroup Global Markets	BRL	3,019	794,035	741,460	52,575	—
Expiring 01/03/19	JPMorgan Chase	BRL	9,616	2,561,876	2,361,669	200,207	—
Expiring 01/03/19	JPMorgan Chase	BRL	3,100	862,429	761,353	101,076	—
Expiring 01/03/19	Standard Chartered PLC	BRL	5,134	1,379,032	1,260,899	118,133	—
Expiring 03/14/19	Deutsche Bank AG	BRL	1,209	316,000	294,851	21,149	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	BRL	405	120,000	98,752	21,248	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	27,250	7,058,495	6,593,838	464,657	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	10,387	2,686,513	2,513,497	173,016	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	10,179	2,628,628	2,462,965	165,663	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	879	220,737	212,797	7,940	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	488	127,005	118,057	8,948	—
British Pound,
Expiring 10/02/18	Citigroup Global Markets	GBP	113	149,041	147,311	1,730	—
Expiring 10/02/18	Goldman Sachs & Co.	GBP	19,097	24,875,844	24,895,683	—	(19,839)
Expiring 10/02/18	Goldman Sachs & Co.	GBP	7,809	10,172,041	10,180,153	—	(8,112)
Expiring 10/03/18	Citigroup Global Markets	GBP	487	640,989	634,903	6,086	—
Expiring 10/03/18	JPMorgan Chase	GBP	231	301,177	301,070	107	—
Expiring 10/18/18	JPMorgan Chase	GBP	680	897,182	887,122	10,060	—
Expiring 11/02/18	JPMorgan Chase	GBP	15,838	20,893,141	20,676,200	216,941	—
Expiring 11/02/18	JPMorgan Chase	GBP	3,436	4,532,696	4,485,631	47,065	—
Expiring 12/19/18	Barclays Capital Group	GBP	4,914	6,491,106	6,431,244	59,862	—
Expiring 12/19/18	Barclays Capital Group	GBP	3,874	5,035,337	5,070,721	—	(35,384)
Expiring 12/19/18	Barclays Capital Group	GBP	3,023	3,918,232	3,955,973	—	(37,741)
Expiring 12/19/18	Barclays Capital Group	GBP	2,597	3,390,995	3,398,405	—	(7,410)
Expiring 12/19/18	Barclays Capital Group	GBP	1,070	1,386,558	1,400,302	—	(13,744)
Expiring 12/19/18	Barclays Capital Group	GBP	922	1,226,611	1,206,973	19,638	—
Expiring 12/19/18	Barclays Capital Group	GBP	110	143,607	143,627	—	(20)
Expiring 12/19/18	Citigroup Global Markets	GBP	822	1,058,177	1,075,826	—	(17,649)
Expiring 12/19/18	Citigroup Global Markets	GBP	358	464,978	468,547	—	(3,569)
Expiring 12/19/18	Morgan Stanley	GBP	9,877	12,945,087	12,926,904	18,183	—
Expiring 12/19/18	Morgan Stanley	GBP	2,604	3,440,242	3,408,563	31,679	—
Expiring 12/19/18	Morgan Stanley	GBP	2,393	3,151,592	3,132,306	19,286	—
Expiring 12/19/18	Morgan Stanley	GBP	1,428	1,888,449	1,869,408	19,041	—
Expiring 12/19/18	Morgan Stanley	GBP	1,211	1,593,510	1,584,944	8,566	—
Expiring 12/19/18	Morgan Stanley	GBP	1,122	1,473,875	1,468,394	5,481	—
Expiring 12/19/18	Morgan Stanley	GBP	756	995,096	988,962	6,134	—
Expiring 12/20/18	Barclays Capital Group	GBP	58	75,246	75,261	—	(15)
Expiring 12/20/18	Goldman Sachs & Co.	GBP	39	51,181	50,751	430	—
Expiring 12/20/18	JPMorgan Chase	GBP	23	30,088	29,785	303	—
Expiring 12/20/18	JPMorgan Chase	GBP	23	29,982	29,785	197	—
Expiring 12/20/18	UBS AG	GBP	46	60,268	59,662	606	—
Expiring 06/18/19	Citigroup Global Markets	GBP	303	406,081	400,282	5,799	—
Canadian Dollar,
Expiring 10/01/18	Goldman Sachs & Co.	CAD	100	76,126	77,426	—	(1,300)
Expiring 10/01/18	JPMorgan Chase	CAD	500	379,660	387,128	—	(7,468)
Expiring 10/01/18	Standard Chartered PLC	CAD	100	76,702	77,425	—	(723)
Expiring 10/02/18	Citigroup Global Markets	CAD	8,252	6,387,056	6,389,303	—	(2,247)
Expiring 10/02/18	Hong Kong & Shanghai Bank	CAD	2,792	2,138,548	2,161,771	—	(23,223)
Expiring 10/03/18	Hong Kong & Shanghai Bank	CAD	598	459,624	463,026	—	(3,402)
Expiring 10/03/18	JPMorgan Chase	CAD	201	155,423	155,632	—	(209)
Expiring 10/04/18	Goldman Sachs & Co.	CAD	900	684,942	696,877	—	(11,935)
Expiring 10/04/18	Hong Kong & Shanghai Bank	CAD	200	152,021	154,862	—	(2,841)

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/04/18	JPMorgan Chase	CAD	1,000	$759,210	$774,309	$—	$(15,099)
Expiring 10/09/18	Goldman Sachs & Co.	CAD	600	456,116	464,638	—	(8,522)
Expiring 10/09/18	JPMorgan Chase	CAD	500	384,852	387,197	—	(2,345)
Expiring 10/10/18	JPMorgan Chase	CAD	700	538,864	542,089	—	(3,225)
Expiring 10/12/18	Hong Kong & Shanghai Bank	CAD	200	153,722	154,890	—	(1,168)
Expiring 10/15/18	Goldman Sachs & Co.	CAD	700	538,032	542,151	—	(4,119)
Expiring 10/17/18	JPMorgan Chase	CAD	962	733,333	744,695	—	(11,362)
Expiring 10/17/18	Hong Kong & Shanghai Bank	CAD	300	231,080	232,361	—	(1,281)
Expiring 10/18/18	JPMorgan Chase	CAD	550	419,767	426,004	—	(6,237)
Expiring 10/18/18	Citigroup Global Markets	CAD	1,893	1,438,310	1,465,925	—	(27,615)
Expiring 10/19/18	Standard Chartered PLC	CAD	100	77,514	77,457	57	—
Expiring 10/22/18	Citigroup Global Markets	CAD	200	154,948	154,924	24	—
Expiring 10/22/18	Citigroup Global Markets	CAD	100	77,302	77,463	—	(161)
Expiring 10/24/18	Citigroup Global Markets	CAD	200	154,616	154,931	—	(315)
Expiring 10/25/18	Citigroup Global Markets	CAD	100	77,311	77,468	—	(157)
Expiring 11/02/18	Hong Kong & Shanghai Bank	CAD	8,252	6,368,906	6,393,658	—	(24,752)
Expiring 12/19/18	Barclays Capital Group	CAD	5,816	4,414,671	4,511,063	—	(96,392)
Expiring 12/19/18	Barclays Capital Group	CAD	5,395	4,113,691	4,184,626	—	(70,935)
Expiring 12/19/18	Barclays Capital Group	CAD	3,334	2,531,817	2,585,698	—	(53,881)
Expiring 12/19/18	Barclays Capital Group	CAD	2,571	1,988,144	1,994,062	—	(5,918)
Expiring 12/19/18	Barclays Capital Group	CAD	2,263	1,738,827	1,755,242	—	(16,415)
Expiring 12/19/18	Barclays Capital Group	CAD	1,883	1,460,950	1,460,526	424	—
Expiring 12/19/18	Barclays Capital Group	CAD	1,311	1,012,936	1,016,446	—	(3,510)
Expiring 12/19/18	Barclays Capital Group	CAD	111	85,599	85,777	—	(178)
Expiring 12/19/18	Citigroup Global Markets	CAD	2,496	1,898,489	1,935,981	—	(37,492)
Expiring 12/19/18	Citigroup Global Markets	CAD	49	37,650	38,006	—	(356)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,468	24,730	—	(262)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,681	24,635	46	—
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,580	24,634	—	(54)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,532	24,634	—	(102)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,504	24,634	—	(130)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,401	24,633	—	(232)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,374	24,634	—	(260)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,255	24,633	—	(378)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,181	24,634	—	(453)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,137	24,634	—	(497)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,135	24,633	—	(498)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,136	24,634	—	(498)
Expiring 12/19/18	Citigroup Global Markets	CAD	32	24,120	24,634	—	(514)
Expiring 12/20/18	Bank of America	CAD	89	68,903	69,043	—	(140)
Expiring 12/20/18	BNP Paribas	CAD	567	436,778	439,387	—	(2,609)
Chilean Peso,
Expiring 12/17/18	BNP Paribas	CLP	69,309	102,000	105,458	—	(3,458)
Expiring 12/17/18	Citigroup Global Markets	CLP	26,900	40,000	40,930	—	(930)
Expiring 12/17/18	Hong Kong & Shanghai Bank	CLP	180,997	269,000	275,397	—	(6,397)
Expiring 12/17/18	Hong Kong & Shanghai Bank	CLP	149,227	219,000	227,057	—	(8,057)
Expiring 12/20/18	Citigroup Global Markets	CLP	109,749	157,045	166,989	—	(9,944)
Chinese Renminbi,
Expiring 10/15/18	Citigroup Global Markets	CNH	18,521	2,887,821	2,690,317	197,504	—
Expiring 10/15/18	Citigroup Global Markets	CNH	8,989	1,346,625	1,305,678	40,947	—
Expiring 10/15/18	Citigroup Global Markets	CNH	2,057	322,368	298,794	23,574	—
Expiring 10/15/18	Citigroup Global Markets	CNH	990	152,801	143,804	8,997	—
Expiring 10/15/18	Citigroup Global Markets	CNH	922	143,390	133,927	9,463	—

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/18/18	JPMorgan Chase	CNH	10,302	$1,546,211	$1,496,083	$50,128	$—
Expiring 10/18/18	Citigroup Global Markets	CNH	32,489	4,883,426	4,718,369	165,057	—
Expiring 12/19/18	Citigroup Global Markets	CNH	2,342	342,405	339,125	3,280	—
Expiring 12/19/18	Hong Kong & Shanghai Bank	CNH	5,099	747,623	738,469	9,154	—
Expiring 12/20/18	Bank of America	CNH	1,177	170,672	170,474	198	—
Expiring 06/20/19	JPMorgan Chase	CNH	47,950	7,187,055	6,909,930	277,125	—
Expiring 06/20/19	JPMorgan Chase	CNH	1,530	227,903	220,510	7,393	—
Expiring 06/20/19	JPMorgan Chase	CNH	1,042	152,153	150,109	2,044	—
Expiring 06/20/19	JPMorgan Chase	CNH	763	109,972	109,997	—	(25)
Colombian Peso,
Expiring 10/18/18	JPMorgan Chase	COP	737,117	249,110	248,834	276	—
Expiring 10/18/18	Citigroup Global Markets	COP	6,906,049	2,301,249	2,331,326	—	(30,077)
Expiring 10/18/18	Goldman Sachs & Co.	COP	1,037,965	356,566	350,393	6,173	—
Expiring 11/28/18	Goldman Sachs & Co.	COP	742,670	246,734	250,408	—	(3,674)
Expiring 12/17/18	Citigroup Global Markets	COP	854,037	282,000	287,764	—	(5,764)
Expiring 12/17/18	Citigroup Global Markets	COP	384,302	127,000	129,489	—	(2,489)
Expiring 12/17/18	Goldman Sachs & Co.	COP	559,348	185,000	188,469	—	(3,469)
Expiring 12/17/18	JPMorgan Chase	COP	3,029	1,000	1,021	—	(21)
Czech Koruna,
Expiring 11/15/18	Hong Kong & Shanghai Bank	CZK	161	7,324	7,268	56	—
Expiring 12/20/18	Citigroup Global Markets	CZK	2,004	90,476	90,788	—	(312)
Expiring 12/20/18	JPMorgan Chase	CZK	70,781	3,258,195	3,207,294	50,901	—
Expiring 12/20/18	JPMorgan Chase	CZK	70,760	3,259,784	3,206,332	53,452	—
Expiring 12/20/18	JPMorgan Chase	CZK	70,760	3,249,031	3,206,332	42,699	—
Danish Krone,
Expiring 10/01/18	Hong Kong & Shanghai Bank	DKK	20,080	3,160,132	3,127,123	33,009	—
Expiring 10/01/18	Hong Kong & Shanghai Bank	DKK	575	90,409	89,546	863	—
Expiring 10/01/18	Standard Chartered PLC	DKK	31,996	5,051,276	4,982,809	68,467	—
Expiring 12/19/18	Citigroup Global Markets	DKK	2,634	412,248	413,246	—	(998)
Expiring 12/19/18	Citigroup Global Markets	DKK	138	21,737	21,651	86	—
Expiring 12/19/18	Citigroup Global Markets	DKK	58	9,077	9,100	—	(23)
Expiring 12/19/18	Citigroup Global Markets	DKK	15	2,356	2,353	3	—
Expiring 12/19/18	Citigroup Global Markets	DKK	6	941	941	—	—
Expiring 01/02/19	Citigroup Global Markets	DKK	51,818	8,198,457	8,141,330	57,127	—
Expiring 01/02/19	Goldman Sachs & Co.	DKK	550	86,241	86,413	—	(172)
Euro,
Expiring 10/02/18	Citigroup Global Markets	EUR	26,906	31,454,108	31,249,402	204,706	—
Expiring 10/02/18	Citigroup Global Markets	EUR	3,379	3,950,152	3,924,444	25,708	—
Expiring 10/02/18	Citigroup Global Markets	EUR	1,833	2,145,740	2,128,887	16,853	—
Expiring 10/02/18	Citigroup Global Markets	EUR	1,157	1,343,059	1,343,765	—	(706)
Expiring 10/02/18	Citigroup Global Markets	EUR	1,113	1,295,567	1,292,663	2,904	—
Expiring 10/02/18	Goldman Sachs & Co.	EUR	1,245	1,448,676	1,445,970	2,706	—
Expiring 10/02/18	Goldman Sachs & Co.	EUR	1,225	1,420,637	1,422,742	—	(2,105)
Expiring 10/02/18	JPMorgan Chase	EUR	894	1,051,509	1,038,312	13,197	—
Expiring 10/03/18	Goldman Sachs & Co.	EUR	775	900,350	899,742	608	—
Expiring 10/03/18	JPMorgan Chase	EUR	131	154,378	152,158	2,220	—
Expiring 10/05/18	Deutsche Bank AG	EUR	200	249,647	232,340	17,307	—
Expiring 10/05/18	Deutsche Bank AG	EUR	70	86,880	81,319	5,561	—
Expiring 10/18/18	Barclays Capital Group	EUR	141	166,042	163,972	2,070	—
Expiring 10/18/18	Citigroup Global Markets	EUR	9,941	11,719,175	11,560,707	158,468	—
Expiring 10/18/18	Citigroup Global Markets	EUR	7,719	9,099,601	8,976,555	123,046	—
Expiring 10/18/18	Citigroup Global Markets	EUR	1,209	1,375,988	1,406,320	—	(30,332)
Expiring 10/18/18	Citigroup Global Markets	EUR	377	444,429	438,419	6,010	—

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/18/18	Citigroup Global Markets	EUR	293	$345,405	$340,734	$4,671	$—
Expiring 10/18/18	Citigroup Global Markets	EUR	230	270,843	267,470	3,373	—
Expiring 10/18/18	Citigroup Global Markets	EUR	220	257,877	255,842	2,035	—
Expiring 10/18/18	Goldman Sachs & Co.	EUR	350	401,112	407,021	—	(5,909)
Expiring 10/30/18	Citigroup Global Markets	EUR	2,306	2,681,024	2,684,391	—	(3,367)
Expiring 10/30/18	Morgan Stanley	EUR	3,600	4,203,040	4,190,552	12,488	—
Expiring 10/30/18	Morgan Stanley	EUR	1,800	2,098,514	2,095,276	3,238	—
Expiring 11/02/18	BNP Paribas	EUR	31,180	36,814,159	36,303,870	510,289	—
Expiring 11/02/18	BNP Paribas	EUR	3,379	3,989,558	3,934,258	55,300	—
Expiring 11/02/18	JPMorgan Chase	EUR	2,596	3,017,081	3,022,590	—	(5,509)
Expiring 11/15/18	JPMorgan Chase	EUR	1,092	1,282,694	1,272,789	9,905	—
Expiring 12/19/18	Barclays Capital Group	EUR	6,904	8,129,709	8,073,677	56,032	—
Expiring 12/19/18	Barclays Capital Group	EUR	1,111	1,310,557	1,299,691	10,866	—
Expiring 12/19/18	Citigroup Global Markets	EUR	797	940,732	931,800	8,932	—
Expiring 12/19/18	Citigroup Global Markets	EUR	793	934,213	927,349	6,864	—
Expiring 12/19/18	Citigroup Global Markets	EUR	793	933,221	927,347	5,874	—
Expiring 12/19/18	Citigroup Global Markets	EUR	793	933,131	927,348	5,783	—
Expiring 12/19/18	Citigroup Global Markets	EUR	793	930,715	927,347	3,368	—
Expiring 12/19/18	Citigroup Global Markets	EUR	793	929,230	927,349	1,881	—
Expiring 12/19/18	Citigroup Global Markets	EUR	793	927,857	927,346	511	—
Expiring 12/19/18	Citigroup Global Markets	EUR	793	927,140	927,346	—	(206)
Expiring 12/19/18	Citigroup Global Markets	EUR	793	925,719	927,348	—	(1,629)
Expiring 12/19/18	Citigroup Global Markets	EUR	793	925,548	927,348	—	(1,800)
Expiring 12/19/18	Citigroup Global Markets	EUR	793	923,934	927,349	—	(3,415)
Expiring 12/19/18	Citigroup Global Markets	EUR	793	923,840	927,349	—	(3,509)
Expiring 12/19/18	Citigroup Global Markets	EUR	165	193,784	192,950	834	—
Expiring 12/19/18	Citigroup Global Markets	EUR	60	70,003	70,163	—	(160)
Expiring 12/19/18	Morgan Stanley	EUR	10,203	12,096,022	11,931,419	164,603	—
Expiring 12/19/18	Morgan Stanley	EUR	4,127	4,875,926	4,826,238	49,688	—
Expiring 12/19/18	Morgan Stanley	EUR	1,971	2,333,270	2,304,553	28,717	—
Expiring 12/19/18	Morgan Stanley	EUR	91	107,019	106,869	150	—
Expiring 12/19/18	UBS AG	EUR	5,125	5,981,291	5,993,140	—	(11,849)
Expiring 12/19/18	UBS AG	EUR	750	887,126	877,045	10,081	—
Expiring 12/19/18	UBS AG	EUR	250	293,961	292,348	1,613	—
Expiring 12/19/18	UBS AG	EUR	250	292,422	292,348	74	—
Expiring 12/20/18	Bank of America	EUR	586	690,733	685,659	5,074	—
Expiring 12/20/18	Bank of New York Mellon	EUR	79	92,504	91,822	682	—
Expiring 12/20/18	Barclays Capital Group	EUR	2,667	3,142,204	3,119,076	23,128	—
Expiring 12/20/18	BNP Paribas	EUR	755	893,807	883,215	10,592	—
Expiring 12/20/18	BNP Paribas	EUR	106	123,492	123,576	—	(84)
Expiring 12/20/18	BNP Paribas	EUR	29	34,107	33,856	251	—
Expiring 12/20/18	Goldman Sachs & Co.	EUR	4,841	5,703,339	5,661,244	42,095	—
Expiring 12/20/18	Goldman Sachs & Co.	EUR	741	870,765	866,679	4,086	—
Expiring 12/20/18	Goldman Sachs & Co.	EUR	379	448,096	442,999	5,097	—
Expiring 12/20/18	JPMorgan Chase	EUR	7,335	8,641,863	8,578,240	63,623	—
Expiring 12/20/18	UBS AG	EUR	2,184	2,573,106	2,554,162	18,944	—
Expiring 12/20/18	UBS AG	EUR	379	445,961	442,998	2,963	—
Expiring 12/20/18	UBS AG	EUR	108	127,706	125,888	1,818	—
Expiring 01/24/19	Hong Kong & Shanghai Bank	EUR	730	877,489	856,444	21,045	—
Expiring 02/07/19	Citigroup Global Markets	EUR	548	694,206	643,699	50,507	—
Expiring 02/07/19	Citigroup Global Markets	EUR	541	684,203	635,477	48,726	—
Expiring 05/28/19	Citigroup Global Markets	EUR	583	680,448	691,666	—	(11,218)

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar,
Expiring 12/20/18	Goldman Sachs & Co.	HKD	364	$46,486	$46,574	$—	$(88)
Hungarian Forint,
Expiring 12/20/18	Bank of America	HUF	7,384	26,813	26,706	107	—
Expiring 12/20/18	Goldman Sachs & Co.	HUF	44,849	162,855	162,206	649	—
Indian Rupee,
Expiring 10/04/18	BNP Paribas	INR	9,341	131,000	128,752	2,248	—
Expiring 10/04/18	Goldman Sachs & Co.	INR	14,478	203,000	199,554	3,446	—
Expiring 10/17/18	JPMorgan Chase	INR	21,316	300,014	293,286	6,728	—
Expiring 10/17/18	Goldman Sachs & Co.	INR	26,051	360,000	358,431	1,569	—
Expiring 10/29/18	Goldman Sachs & Co.	INR	24,228	348,000	332,806	15,194	—
Expiring 11/16/18	Citigroup Global Markets	INR	40,658	575,000	557,333	17,667	—
Expiring 12/19/18	BNP Paribas	INR	26,051	359,123	355,676	3,447	—
Expiring 12/19/18	Goldman Sachs & Co.	INR	18,825	255,000	257,026	—	(2,026)
Expiring 12/19/18	Goldman Sachs & Co.	INR	8,873	123,000	121,149	1,851	—
Expiring 12/19/18	Goldman Sachs & Co.	INR	5,915	82,000	80,760	1,240	—
Expiring 12/19/18	JPMorgan Chase	INR	23,819	324,089	325,200	—	(1,111)
Expiring 12/20/18	JPMorgan Chase	INR	32,365	440,818	441,829	—	(1,011)
Expiring 12/20/18	JPMorgan Chase	INR	31,615	434,177	431,587	2,590	—
Expiring 12/20/18	JPMorgan Chase	INR	13,726	188,849	187,374	1,475	—
Expiring 09/09/19	Barclays Capital Group	INR	31,150	414,692	412,358	2,334	—
Indonesian Rupiah,
Expiring 10/10/18	BNP Paribas	IDR	3,530,010	237,073	236,544	529	—
Expiring 10/15/18	Barclays Capital Group	IDR	9,803,814	659,967	656,547	3,420	—
Expiring 10/15/18	Citigroup Global Markets	IDR	9,425,543	637,723	631,215	6,508	—
Expiring 10/17/18	Goldman Sachs & Co.	IDR	3,530,010	235,000	236,342	—	(1,342)
Expiring 10/18/18	Barclays Capital Group	IDR	46,368,932	3,183,368	3,104,127	79,241	—
Expiring 10/18/18	Goldman Sachs & Co.	IDR	1,790,040	120,000	119,833	167	—
Expiring 11/28/18	Goldman Sachs & Co.	IDR	3,836,800	255,531	255,518	13	—
Expiring 12/19/18	Hong Kong & Shanghai Bank	IDR	3,080,322	203,000	204,491	—	(1,491)
Expiring 12/19/18	Hong Kong & Shanghai Bank	IDR	1,790,040	118,703	118,834	—	(131)
Expiring 12/19/18	Hong Kong & Shanghai Bank	IDR	1,730,451	111,026	114,878	—	(3,852)
Expiring 12/19/18	JPMorgan Chase	IDR	1,693,440	112,000	112,421	—	(421)
Expiring 12/19/18	UBS AG	IDR	1,711,638	109,784	113,629	—	(3,845)
Expiring 12/20/18	Goldman Sachs & Co.	IDR	2,932,518	192,954	194,649	—	(1,695)
Israeli Shekel,
Expiring 12/20/18	Bank of America	ILS	731	205,325	202,291	3,034	—
Japanese Yen,
Expiring 10/02/18	JPMorgan Chase	JPY	178,000	1,577,193	1,567,092	10,101	—
Expiring 10/02/18	JPMorgan Chase	JPY	70,400	624,770	619,794	4,976	—
Expiring 10/03/18	Goldman Sachs & Co.	JPY	40,482	364,856	356,425	8,431	—
Expiring 10/03/18	Goldman Sachs & Co.	JPY	9,309	83,903	81,964	1,939	—
Expiring 10/18/18	Barclays Capital Group	JPY	1,259,330	11,314,531	11,100,230	214,301	—
Expiring 12/19/18	Barclays Capital Group	JPY	36,911	327,314	327,138	176	—
Expiring 12/19/18	Barclays Capital Group	JPY	32,245	291,181	285,782	5,399	—
Expiring 12/19/18	Barclays Capital Group	JPY	26,634	239,369	236,054	3,315	—
Expiring 12/19/18	Citigroup Global Markets	JPY	331,081	2,977,923	2,934,315	43,608	—
Expiring 12/19/18	Citigroup Global Markets	JPY	304,235	2,712,339	2,696,383	15,956	—
Expiring 12/19/18	Citigroup Global Markets	JPY	278,144	2,481,115	2,465,143	15,972	—
Expiring 12/19/18	Citigroup Global Markets	JPY	171,003	1,545,404	1,515,571	29,833	—
Expiring 12/19/18	Citigroup Global Markets	JPY	17,106	154,896	151,607	3,289	—
Expiring 12/19/18	Citigroup Global Markets	JPY	14,463	131,106	128,183	2,923	—
Expiring 12/19/18	Citigroup Global Markets	JPY	7,232	65,785	64,091	1,694	—
Expiring 12/19/18	Citigroup Global Markets	JPY	7,232	65,574	64,092	1,482	—

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	JPY	7,232	$65,494	$64,092	$1,402	$—
Expiring 12/19/18	Citigroup Global Markets	JPY	7,232	65,430	64,091	1,339	—
Expiring 12/19/18	Citigroup Global Markets	JPY	7,232	65,321	64,091	1,230	—
Expiring 12/19/18	Citigroup Global Markets	JPY	7,232	65,265	64,091	1,174	—
Expiring 12/19/18	Morgan Stanley	JPY	7,643,798	69,225,828	67,745,690	1,480,138	—
Expiring 12/19/18	UBS AG	JPY	137,500	1,242,858	1,218,639	24,219	—
Expiring 12/20/18	Barclays Capital Group	JPY	17,108	151,550	151,642	—	(92)
Expiring 12/20/18	Citigroup Global Markets	JPY	3,956	35,258	35,069	189	—
Expiring 12/20/18	Goldman Sachs & Co.	JPY	8,312	74,450	73,677	773	—
Expiring 12/20/18	JPMorgan Chase	JPY	3,956	35,264	35,069	195	—
Expiring 12/20/18	UBS AG	JPY	8,557	76,507	75,850	657	—
Expiring 12/20/18	UBS AG	JPY	7,901	70,393	70,032	361	—
Mexican Peso,
Expiring 10/15/18	Citigroup Global Markets	MXN	24,650	1,271,484	1,313,239	—	(41,755)
Expiring 10/18/18	Barclays Capital Group	MXN	2,000	105,683	106,495	—	(812)
Expiring 10/18/18	JPMorgan Chase	MXN	28,575	1,492,861	1,521,539	—	(28,678)
Expiring 10/18/18	JPMorgan Chase	MXN	15,000	773,403	798,708	—	(25,305)
Expiring 10/18/18	Citigroup Global Markets	MXN	138,338	7,215,044	7,366,091	—	(151,047)
Expiring 10/18/18	Citigroup Global Markets	MXN	28,129	1,442,180	1,497,790	—	(55,610)
Expiring 10/18/18	Goldman Sachs & Co.	MXN	30,750	1,611,255	1,637,351	—	(26,096)
Expiring 10/18/18	Goldman Sachs & Co.	MXN	17,832	949,051	949,504	—	(453)
Expiring 10/18/18	Goldman Sachs & Co.	MXN	5,780	306,794	307,769	—	(975)
Expiring 11/14/18	Barclays Capital Group	MXN	2,496	131,052	132,344	—	(1,292)
Expiring 12/20/18	JPMorgan Chase	MXN	852	44,739	44,918	—	(179)
New Taiwanese Dollar,
Expiring 10/18/18	Barclays Capital Group	TWD	71,579	2,354,108	2,347,443	6,665	—
Expiring 10/18/18	Barclays Capital Group	TWD	16,549	545,128	542,726	2,402	—
Expiring 10/18/18	JPMorgan Chase	TWD	45,870	1,504,265	1,504,313	—	(48)
Expiring 10/18/18	Citigroup Global Markets	TWD	26,530	871,121	870,054	1,067	—
Expiring 12/19/18	BNP Paribas	TWD	18,911	620,266	623,055	—	(2,789)
Expiring 12/19/18	BNP Paribas	TWD	9,582	314,284	315,697	—	(1,413)
Expiring 12/20/18	JPMorgan Chase	TWD	6,538	213,670	215,430	—	(1,760)
New Zealand Dollar,
Expiring 10/02/18	Hong Kong & Shanghai Bank	NZD	1,606	1,061,381	1,064,560	—	(3,179)
Expiring 10/03/18	Standard Chartered PLC	NZD	5	3,327	3,315	12	—
Expiring 11/02/18	Hong Kong & Shanghai Bank	NZD	1,606	1,068,762	1,064,759	4,003	—
Expiring 12/19/18	Barclays Capital Group	NZD	11,102	7,281,913	7,362,462	—	(80,549)
Expiring 12/19/18	Citigroup Global Markets	NZD	381	255,861	252,586	3,275	—
Expiring 12/19/18	Citigroup Global Markets	NZD	381	255,484	252,586	2,898	—
Expiring 12/19/18	Citigroup Global Markets	NZD	381	254,939	252,587	2,352	—
Expiring 12/19/18	Citigroup Global Markets	NZD	381	254,850	252,586	2,264	—
Expiring 12/19/18	Citigroup Global Markets	NZD	381	253,164	252,586	578	—
Expiring 12/19/18	Citigroup Global Markets	NZD	381	252,844	252,586	258	—
Expiring 12/19/18	Citigroup Global Markets	NZD	381	251,355	252,587	—	(1,232)
Expiring 12/19/18	Citigroup Global Markets	NZD	381	249,804	252,586	—	(2,782)
Expiring 12/19/18	Morgan Stanley	NZD	9,351	6,133,072	6,201,228	—	(68,156)
Expiring 12/19/18	Morgan Stanley	NZD	3,793	2,475,193	2,515,702	—	(40,509)
Expiring 12/19/18	Morgan Stanley	NZD	2,588	1,731,925	1,716,149	15,776	—
Norwegian Krone,
Expiring 12/19/18	Barclays Capital Group	NOK	224,452	26,822,307	27,679,857	—	(857,550)
Expiring 12/19/18	Barclays Capital Group	NOK	47,578	5,726,532	5,867,388	—	(140,856)
Expiring 12/19/18	Barclays Capital Group	NOK	31,163	3,718,343	3,843,070	—	(124,727)
Expiring 12/19/18	Barclays Capital Group	NOK	20,849	2,548,170	2,571,092	—	(22,922)

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 12/19/18	Barclays Capital Group	NOK	14,642	$1,802,061	$1,805,611	$—	$(3,550)
Expiring 12/19/18	Barclays Capital Group	NOK	13,417	1,632,086	1,654,562	—	(22,476)
Expiring 12/19/18	Barclays Capital Group	NOK	9,047	1,079,325	1,115,649	—	(36,324)
Expiring 12/19/18	Barclays Capital Group	NOK	3,527	433,916	434,975	—	(1,059)
Expiring 12/19/18	Barclays Capital Group	NOK	1,726	212,349	212,813	—	(464)
Expiring 12/19/18	Citigroup Global Markets	NOK	14,225	1,710,893	1,754,252	—	(43,359)
Expiring 12/19/18	Citigroup Global Markets	NOK	7,431	891,601	916,404	—	(24,803)
Expiring 12/19/18	Citigroup Global Markets	NOK	7,113	859,057	877,126	—	(18,069)
Expiring 12/19/18	Citigroup Global Markets	NOK	7,113	858,695	877,126	—	(18,431)
Expiring 12/19/18	Citigroup Global Markets	NOK	7,113	856,563	877,126	—	(20,563)
Expiring 12/19/18	Citigroup Global Markets	NOK	7,113	853,705	877,126	—	(23,421)
Expiring 12/19/18	Citigroup Global Markets	NOK	7,113	852,883	877,126	—	(24,243)
Expiring 12/19/18	Citigroup Global Markets	NOK	7,113	848,833	877,126	—	(28,293)
Expiring 12/19/18	Citigroup Global Markets	NOK	4,920	595,769	606,743	—	(10,974)
Expiring 12/19/18	Citigroup Global Markets	NOK	4,003	477,178	493,657	—	(16,479)
Expiring 12/19/18	Citigroup Global Markets	NOK	108	12,981	13,318	—	(337)
Expiring 12/19/18	Citigroup Global Markets	NOK	4	480	493	—	(13)
Expiring 12/19/18	Citigroup Global Markets	NOK	1	123	123	—	—
Expiring 12/19/18	Citigroup Global Markets	NOK	1	120	123	—	(3)
Expiring 12/19/18	Morgan Stanley	NOK	270,322	32,308,417	33,336,548	—	(1,028,131)
Expiring 12/19/18	Morgan Stanley	NOK	60,241	7,409,683	7,428,980	—	(19,297)
Expiring 12/19/18	Morgan Stanley	NOK	5,233	635,664	645,299	—	(9,635)
Expiring 12/19/18	Morgan Stanley	NOK	2,173	267,983	268,015	—	(32)
Peruvian Nuevo Sol,
Expiring 12/17/18	Hong Kong & Shanghai Bank	PEN	2,909	878,615	877,617	998	—
Philippine Peso,
Expiring 10/18/18	Citigroup Global Markets	PHP	59,516	1,101,383	1,099,840	1,543	—
Polish Zloty,
Expiring 12/20/18	Bank of America	PLN	694	189,370	188,576	794	—
Russian Ruble,
Expiring 10/15/18	Bank of America	RUB	64,938	918,587	989,484	—	(70,897)
Expiring 10/15/18	Citigroup Global Markets	RUB	78,890	1,115,802	1,202,073	—	(86,271)
Expiring 10/17/18	Goldman Sachs & Co.	RUB	50,129	797,500	763,664	33,836	—
Expiring 10/18/18	Bank of America	RUB	53,369	778,093	812,951	—	(34,858)
Expiring 10/18/18	Bank of America	RUB	51,208	746,557	780,031	—	(33,474)
Expiring 10/18/18	JPMorgan Chase	RUB	11,558	181,915	176,057	5,858	—
Expiring 10/18/18	Goldman Sachs & Co.	RUB	13,474	204,694	205,243	—	(549)
Expiring 10/18/18	Morgan Stanley	RUB	36,540	571,674	556,596	15,078	—
Expiring 12/20/18	BNP Paribas	RUB	14,096	203,954	213,260	—	(9,306)
Saudi Arabian Riyal,
Expiring 02/14/19	Bank of America	SAR	18,934	5,039,807	5,049,331	—	(9,524)
Singapore Dollar,
Expiring 12/19/18	Barclays Capital Group	SGD	18,476	13,455,917	13,539,631	—	(83,714)
Expiring 12/19/18	Barclays Capital Group	SGD	4,825	3,536,803	3,535,949	854	—
Expiring 12/19/18	Barclays Capital Group	SGD	4,588	3,360,443	3,362,340	—	(1,897)
Expiring 12/19/18	Barclays Capital Group	SGD	853	624,183	625,122	—	(939)
Expiring 12/19/18	Barclays Capital Group	SGD	314	227,628	230,010	—	(2,382)
Expiring 12/19/18	Barclays Capital Group	SGD	172	124,886	125,840	—	(954)
Expiring 12/19/18	Citigroup Global Markets	SGD	5	3,637	3,664	—	(27)
Expiring 12/19/18	Citigroup Global Markets	SGD	4	2,940	2,932	8	—
Expiring 12/19/18	Citigroup Global Markets	SGD	2	1,461	1,466	—	(5)
Expiring 12/19/18	Credit Suisse First Boston Corp.	SGD	431	315,986	315,812	174	—
Expiring 12/19/18	Morgan Stanley	SGD	38,853	28,286,883	28,473,439	—	(186,556)

A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/19/18	Morgan Stanley	SGD	1,010	$739,886	$739,777	$109	$—
Expiring 12/19/18	Morgan Stanley	SGD	940	682,776	688,547	—	(5,771)
Expiring 12/20/18	Barclays Capital Group	SGD	277	202,696	203,301	—	(605)
South African Rand,
Expiring 10/18/18	Bank of America	ZAR	8,867	664,383	625,283	39,100	—
Expiring 10/18/18	Bank of America	ZAR	7,652	564,516	539,662	24,854	—
Expiring 10/18/18	Barclays Capital Group	ZAR	9,648	713,760	680,377	33,383	—
Expiring 10/18/18	Barclays Capital Group	ZAR	5,553	411,157	391,570	19,587	—
Expiring 10/18/18	Barclays Capital Group	ZAR	1,984	147,975	139,937	8,038	—
Expiring 10/18/18	Barclays Capital Group	ZAR	228	17,239	16,080	1,159	—
Expiring 10/18/18	Citigroup Global Markets	ZAR	11,797	803,077	831,948	—	(28,871)
Expiring 10/18/18	Goldman Sachs & Co.	ZAR	3,848	285,612	271,389	14,223	—
Expiring 11/02/18	Goldman Sachs & Co.	ZAR	6,039	408,283	425,011	—	(16,728)
Expiring 11/02/18	Goldman Sachs & Co.	ZAR	5,310	355,279	373,705	—	(18,426)
Expiring 11/02/18	JPMorgan Chase	ZAR	9,718	652,494	683,929	—	(31,435)
Expiring 11/02/18	JPMorgan Chase	ZAR	910	57,929	64,044	—	(6,115)
Expiring 11/02/18	Standard Chartered PLC	ZAR	1,104	77,632	77,697	—	(65)
Expiring 12/20/18	Goldman Sachs & Co.	ZAR	260	17,299	18,162	—	(863)
Expiring 12/20/18	JPMorgan Chase	ZAR	7,694	512,398	538,009	—	(25,611)
Expiring 12/20/18	JPMorgan Chase	ZAR	694	48,460	48,514	—	(54)
Expiring 12/20/18	UBS AG	ZAR	80	5,312	5,577	—	(265)
South Korean Won,
Expiring 10/18/18	JPMorgan Chase	KRW	4,000,349	3,570,943	3,607,872	—	(36,929)
Expiring 10/18/18	Citigroup Global Markets	KRW	1,690,490	1,491,110	1,524,635	—	(33,525)
Expiring 10/29/18	Goldman Sachs & Co.	KRW	112,396	101,000	101,392	—	(392)
Expiring 12/19/18	BNP Paribas	KRW	2,978,966	2,666,696	2,691,253	—	(24,557)
Expiring 12/19/18	BNP Paribas	KRW	718,085	642,812	648,732	—	(5,920)
Expiring 12/19/18	Citigroup Global Markets	KRW	438,806	395,000	396,425	—	(1,425)
Expiring 12/19/18	Citigroup Global Markets	KRW	157,219	141,000	142,035	—	(1,035)
Expiring 12/19/18	Hong Kong & Shanghai Bank	KRW	260,138	234,000	235,013	—	(1,013)
Expiring 12/20/18	Citigroup Global Markets	KRW	198,575	177,510	179,403	—	(1,893)
Swedish Krona,
Expiring 10/02/18	Hong Kong & Shanghai Bank	SEK	132,390	14,478,910	14,901,364	—	(422,454)
Expiring 10/03/18	Hong Kong & Shanghai Bank	SEK	152	17,309	17,110	199	—
Expiring 11/02/18	Morgan Stanley	SEK	130,570	14,815,546	14,734,738	80,808	—
Expiring 12/19/18	Barclays Capital Group	SEK	19,416	2,147,769	2,201,109	—	(53,340)
Expiring 12/19/18	Barclays Capital Group	SEK	4,749	528,209	538,369	—	(10,160)
Expiring 12/19/18	Barclays Capital Group	SEK	4,635	529,907	525,492	4,415	—
Expiring 12/19/18	Barclays Capital Group	SEK	666	76,339	75,501	838	—
Expiring 12/19/18	Barclays Capital Group	SEK	8	934	952	—	(18)
Expiring 12/19/18	Citigroup Global Markets	SEK	9,809	1,090,679	1,111,999	—	(21,320)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,461	608,374	619,059	—	(10,685)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	604,861	616,101	—	(11,240)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	603,521	616,101	—	(12,580)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	602,465	616,101	—	(13,636)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	602,347	616,101	—	(13,754)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	602,106	616,101	—	(13,995)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	602,047	616,101	—	(14,054)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	601,724	616,101	—	(14,377)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	601,162	616,101	—	(14,939)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	601,067	616,101	—	(15,034)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	599,270	616,101	—	(16,831)
Expiring 12/19/18	Citigroup Global Markets	SEK	5,435	598,299	616,100	—	(17,801)

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	SEK	1,777	$202,771	$201,450	$1,321	$—
Expiring 12/19/18	Citigroup Global Markets	SEK	531	58,747	60,197	—	(1,450)
Expiring 12/19/18	Citigroup Global Markets	SEK	468	51,959	53,055	—	(1,096)
Expiring 12/19/18	Citigroup Global Markets	SEK	6	664	681	—	(17)
Expiring 12/19/18	Morgan Stanley	SEK	459,412	50,902,302	52,081,352	—	(1,179,050)
Expiring 12/19/18	Morgan Stanley	SEK	28,900	3,220,606	3,276,284	—	(55,678)
Expiring 12/19/18	Morgan Stanley	SEK	17,437	1,955,650	1,976,738	—	(21,088)
Expiring 12/19/18	Morgan Stanley	SEK	17,427	1,961,927	1,975,662	—	(13,735)
Expiring 12/19/18	Morgan Stanley	SEK	6,855	778,166	777,065	1,101	—
Expiring 12/20/18	Citigroup Global Markets	SEK	202	22,806	22,866	—	(60)
Swiss Franc,
Expiring 10/02/18	BNP Paribas	CHF	1,911	1,974,880	1,947,933	26,947	—
Expiring 10/03/18	Barclays Capital Group	CHF	340	349,802	346,826	2,976	—
Expiring 10/03/18	Goldman Sachs & Co.	CHF	148	154,109	150,875	3,234	—
Expiring 10/03/18	Standard Chartered PLC	CHF	678	696,911	690,944	5,967	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,458	2,524,016	2,524,976	—	(960)
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,555,829	2,512,908	42,921	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,551,798	2,512,908	38,890	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,544,791	2,512,909	31,882	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,543,845	2,512,909	30,936	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,538,881	2,512,909	25,972	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,536,079	2,512,908	23,171	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,534,870	2,512,909	21,961	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,532,782	2,512,908	19,874	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,532,287	2,512,909	19,378	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,529,904	2,512,909	16,995	—
Expiring 12/19/18	Citigroup Global Markets	CHF	2,446	2,509,427	2,512,909	—	(3,482)
Expiring 12/19/18	Citigroup Global Markets	CHF	38	39,654	39,039	615	—
Expiring 12/19/18	Citigroup Global Markets	CHF	3	3,095	3,082	13	—
Thai Baht,
Expiring 12/20/18	Citigroup Global Markets	THB	6,064	186,711	188,008	—	(1,297)
Turkish Lira,
Expiring 10/18/18	Goldman Sachs & Co.	TRY	2,056	317,774	336,173	—	(18,399)
Expiring 10/19/18	BNP Paribas	TRY	32	4,495	5,226	—	(731)
Expiring 10/19/18	Hong Kong & Shanghai Bank	TRY	8,641	1,812,939	1,411,991	400,948	—
Expiring 10/19/18	Hong Kong & Shanghai Bank	TRY	2,259	443,332	369,110	74,222	—
Expiring 10/19/18	UBS AG	TRY	503	69,012	82,254	—	(13,242)
Expiring 11/05/18	JPMorgan Chase	TRY	4,554	860,000	735,728	124,272	—
Expiring 11/06/18	Morgan Stanley	TRY	2,847	538,000	459,676	78,324	—
Expiring 12/20/18	UBS AG	TRY	541	84,740	84,840	—	(100)
Uruguayan Peso,
Expiring 11/14/18	Citigroup Global Markets	UYU	29,995	924,348	901,837	22,511	—

				$991,126,615	$987,583,820	10,435,307	(6,892,512)

						$15,070,113	$(14,208,938)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
12/14/18	Buy	EUR	203	RON	951	$630	$—	Goldman Sachs & Co.
12/14/18	Buy	EUR	398	RON	1,864	1,014	—	JPMorgan Chase
12/14/18	Buy	EUR	602	RON	2,817	2,118	—	JPMorgan Chase

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
04/23/19	Buy	EUR	111	SEK	1,143	$240	$—	Deutsche Bank AG
04/23/19	Buy	EUR	155	SEK	1,611	—	(1,293)	Royal Bank of Canada
								Credit Suisse First Boston Corp.
04/23/19	Buy	SEK	2,257	EUR	220	—	(1,533)

						$4,002	$(2,826)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR 150	0.417%	$2,469	$2,343	$(126)
Daimler AG	12/20/20	1.000%(Q)	EUR 100	0.417%	1,646	1,562	(84)
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)	400	0.961%	69,247	58,193	(11,054)
Marks & Spencer Group PLC	06/20/23	1.000%(Q)	EUR 800	1.303%	(23,969)	(12,108)	11,861
Verizon Communications, Inc.	12/20/22	1.000%(Q)	300	0.114%	5,766	1,988	(3,778)

					$55,159	$51,978	$(3,181)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	1,200	$(36,732)	$(43,077)	$6,345	BNP Paribas
Japan Govt.	06/20/22	(1.000)%(Q)	1,000	(30,610)	(35,067)	4,457	Goldman Sachs & Co.
Japan Govt.	06/20/22	(1.000)%(Q)	800	(24,487)	(27,863)	3,376	Barclays Capital Group
Japan Govt.	06/20/22	(1.000)%(Q)	500	(15,305)	(17,295)	1,990	Citigroup Global Markets
Japan Govt.	06/20/22	(1.000)%(Q)	100	(3,061)	(3,457)	396	Bank of America
People’s Republic of China	06/20/23	(1.000)%(Q)	900	(19,474)	(17,376)	(2,098)	Goldman Sachs & Co.
People’s Republic of China	06/20/23	(1.000)%(Q)	400	(8,655)	(7,629)	(1,026)	Barclays Capital Group
Republic of Korea	12/20/22	1.000%(Q)	4,100	(116,653)	(58,295)	(58,358)	Barclays Capital Group
Republic of Korea	06/20/23	(1.000)%(Q)	1,700	(50,131)	(41,217)	(8,914)	BNP Paribas
Republic of Korea	06/20/23	(1.000)%(Q)	800	(23,591)	(20,477)	(3,114)	Barclays Capital Group
Republic of Korea	06/20/23	(1.000)%(Q)	400	(11,795)	(9,978)	(1,817)	Hong Kong & Shanghai Bank
Saudi International Bond	12/20/22	1.000%(Q)	3,500	(69,622)	5,381	(75,003)	Barclays Capital Group

				$(410,116)	$(276,350)	$(133,766)

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Republic of Brazil	06/20/21	1.000%(Q)	200	1.845%	$(4,294)	$(13,833)	$9,539	Credit Suisse First Boston Corp.
Republic of Brazil	06/20/21	1.000%(Q)	200	1.845%	(4,294)	(13,875)	9,581	Goldman Sachs &Co.
Republic of Brazil	06/20/21	1.000%(Q)	100	1.845%	(2,146)	(8,650)	6,504	Citigroup Global Markets
Republic of Brazil	06/20/21	1.000%(Q)	100	1.845%	(2,146)	(8,609)	6,463	Deutsche Bank AG
Republic of Brazil	06/20/21	1.000%(Q)	100	1.845%	(2,146)	(6,979)	4,833	JPMorgan Chase
Republic of Brazil	06/20/22	1.000%(Q)	200	2.132%	(7,669)	(12,977)	5,308	Hong Kong & Shanghai Bank
Republic of Italy	03/20/19	1.000%(Q)	900	0.410%	2,801	(15,622)	18,423	Deutsche Bank AG
Republic of South Africa	06/20/23	1.000%(Q)	200	1.892%	(7,525)	(10,045)	2,520	JPMorgan Chase

					$(27,419)	$(90,590)	$63,171

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29	12/20/22	5.000%(Q)	1,100	$(83,242)	$(90,039)	$(6,797)
CDX.NA.HY.31	12/20/23	5.000%(Q)	7,125	(516,365)	(530,288)	(13,923)
CDX.NA.HY.31	12/20/23	5.000%(Q)	2,600	(189,410)	(193,401)	(3,991)
CDX.NA.HY.31	12/20/23	5.000%(Q)	600	(42,180)	(44,548)	(2,368)
CDX.NA.IG.28	06/20/22	1.000%(Q)	32,300	(677,092)	(661,199)	15,893
iTraxx Europe Senior Financials Series 28.V1	12/20/22	1.000%(Q)	EUR 14,300	(396,435)	(282,456)	113,979
iTraxx Europe Series 26.V1	12/20/21	1.000%(Q)	EUR 1,700	(27,429)	(44,238)	(16,809)
iTraxx Europe Series 26.V1	12/20/22	1.000%(Q)	EUR 4,900	(136,965)	(124,048)	12,917
iTraxx Europe Series S8.V1	12/20/22	1.000%(Q)	EUR 36,000	(991,436)	(911,367)	80,069

				$(3,060,554)	$(2,881,584)	$178,970

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.30	06/20/23	1.000%(Q)		1,340	0.545%	$21,523	$27,108	$5,585
CDX.NA.IG.31	12/20/23	1.000%(Q)		4,720	0.597%	89,892	92,020	2,128
iTraxx Europe Crossover Index	12/20/20	5.000%(Q)	EUR	127	1.999%	9,506	9,830	324
iTraxx Europe Crossover Index	06/20/21	5.000%(Q)	EUR	30	1.916%	2,815	2,901	86
iTraxx Europe Series 30.V1	12/20/23	1.000%(Q)	EUR	5,700	0.683%	108,967	109,072	105

						$232,703	$240,931	$8,228

A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%(M)	1,200*		$12,797	$(63,017)	$75,814	Goldman Sachs &Co.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	2,630	08/15/20	1.315%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$11,738	$11,738
EUR	2,620	08/15/20	1.160%(T)	France CPI ex Tobacco Household(2)(T)	1,854	9,761	7,907
EUR	1,010	01/15/23	1.350%(T)	France CPI ex Tobacco Household(1)(T)	308	(7,145)	(7,453)
EUR	750	11/15/27	1.520%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(2,962)	(7,070)	(4,108)
EUR	390	01/15/28	1.575%(T)	France CPI ex Tobacco Household(1)(T)	—	(539)	(539)

A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Inflation swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	360	02/15/28	1.590%(T)	France CPI ex Tobacco Household(1)(T)	$(281)	$235	$516
EUR	250	02/15/28	1.606%(T)	France CPI ex Tobacco Household(1)(T)	—	661	661
EUR	1,000	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	130	(7,020)	(7,150)
EUR	760	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	48	(488)	(536)
EUR	2,180	07/15/28	1.621%(T)	France CPI ex Tobacco Household(1)(T)	—	6,939	6,939
EUR	300	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(533)	(100)	433
EUR	260	01/15/38	1.910%(T)	France CPI ex Tobacco Household(1)(T)	800	5,865	5,065
EUR	300	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,008	(902)	(1,910)
GBP	600	09/15/28	3.513%(T)	U.K. Retail Price Index(1)(T)	32	1,038	1,006
GBP	610	06/15/30	3.400%(T)	U.K. Retail Price Index(1)(T)	17,039	4,576	(12,463)
GBP	80	04/15/31	3.140%(T)	U.K. Retail Price Index(1)(T)	(8,478)	(7,141)	1,337
GBP	4,020	06/15/31	3.100%(T)	U.K. Retail Price Index(1)(T)	(488,894)	(439,790)	49,104
GBP	70	10/15/31	3.530%(T)	U.K. Retail Price Index(1)(T)	1,911	257	(1,654)
GBP	2,460	09/15/32	3.470%(T)	U.K. Retail Price Index(1)(T)	(909)	(28,218)	(27,309)
GBP	310	09/15/33	3.500%(T)	U.K. Retail Price Index(1)(T)	242	(3,445)	(3,687)
GBP	300	04/15/35	3.358%(T)	U.K. Retail Price Index(1)(T)	(9,594)	(5,179)	4,415
GBP	510	10/15/46	3.585%(T)	U.K. Retail Price Index(2)(T)	(42,383)	(22,566)	19,817
GBP	600	03/15/47	3.428%(T)	U.K. Retail Price Index(2)(T)	37,188	43,513	6,325
	2,440	03/23/19	2.070%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	140	5,289	5,149
	1,700	07/15/20	2.168%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	11,969	11,969
	800	11/23/20	2.026%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	9,053	9,053
	700	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	8,044	8,044
	600	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	20,308	22,547	2,239

A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Inflation swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
460	09/12/21	1.602%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$13,855	$15,647	$1,792
600	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	8,925	8,925
3,320	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	21,058	21,058
2,530	04/13/23	2.220%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	9,927	9,927
1,200	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(198)	1,748	1,946
500	05/09/23	2.252%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	1,017	1,017
760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	929	929
600	07/26/26	1.730%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(32,162)	(35,694)	(3,532)
1,900	08/30/26	1.762%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(93,215)	(103,762)	(10,547)
460	09/12/26	1.801%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(21,247)	(23,816)	(2,569)
1,100	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(33,055)	(33,055)
570	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(13,070)	(13,070)
600	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(15,577)	(15,577)
1,300	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(32,729)	(32,729)
1,680	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	3,645	(6,576)	(10,221)
750	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(24)	(24)
500	05/09/28	2.352%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(370)	(370)
760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	201	201
200	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(38)	(214)	(176)

				$(602,386)	$(593,553)	$8,833

A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Inflation swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,000	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$84,840	$—	$84,840	Bank of America
800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(60,311)	—	(60,311)	Deutsche Bank AG

				$24,529	$—	$24,529

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	400	01/04/21	8.880%(T)	1 Day BROIS(2)(T)	$394	$(353)	$(747)
CAD	21,500	07/16/20	2.300%(S)	3 Month CDOR(2)(S)	(32,004)	(50,374)	(18,370)
CAD	3,400	09/15/27	1.850%(S)	3 Month CDOR(1)(S)	92,744	200,873	108,129
EUR	26,400	03/20/21	— (A)	6 Month EURIBOR(2)(S)	15,153	(20,058)	(35,211)
EUR	14,800	12/19/23	0.500%(A)	6 Month EURIBOR(2)(S)	(50,529)	41,483	92,012
EUR	17,700	03/20/24	0.500%(A)	6 Month EURIBOR(2)(S)	48,800	(27,183)	(75,983)
EUR	800	12/19/25	0.500%(A)	6 Month EURIBOR(1)(S)	9,388	14,030	4,642
EUR	9,100	12/19/28	1.250%(A)	6 Month EURIBOR(2)(S)	171,620	222,513	50,893
EUR	2,100	03/20/29	1.000%(A)	6 Month EURIBOR(2)(S)	(11,189)	(21,127)	(9,938)
EUR	744	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	(2,523)	5,962	8,485
EUR	800	12/19/48	1.500%(A)	6 Month EURIBOR(2)(S)	(18,834)	(11,049)	7,785
EUR	1,500	03/20/49	1.500%(A)	6 Month EURIBOR(2)(S)	(29,984)	(28,572)	1,412
GBP	25,900	09/18/20	1.250%(A)	3 Month GBP LIBOR(2)(Q)	(1,821)	1,018	2,839
GBP	20,600	12/18/20	1.500%(A)	3 Month GBP LIBOR(2)(Q)	58,478	49,742	(8,736)
GBP	8,800	03/20/21	1.000%(S)	6 Month GBP LIBOR(2)(S)	(59,143)	(65,843)	(6,700)
GBP	25,900	09/16/21	1.500%(A)	3 Month GBP LIBOR(1)(Q)	(14,994)	(13,206)	1,788
GBP	20,600	12/16/21	1.500%(A)	3 Month GBP LIBOR(1)(Q)	(9,015)	(1,381)	7,634
GBP	700	03/20/24	1.250%(S)	6 Month GBP LIBOR(2)(S)	(12,984)	(12,085)	899
GBP	4,600	03/20/29	1.500%(S)	6 Month GBP LIBOR(1)(S)	73,931	115,198	41,267
GBP	1,340	03/20/29	1.500%(S)	6 Month GBP LIBOR(1)(S)	21,536	33,558	12,022

A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	1,750	03/20/49	1.750%(S)	6 Month GBP LIBOR(1)(S)	$445	$5,118	$4,673
GBP	200	03/20/49	1.750%(S)	6 Month GBP LIBOR(1)(S)	(1,227)	585	1,812
JPY	839,000	06/20/24	0.127%(S)	6 Month JPY LIBOR(1)(S)	102	19,527	19,425
JPY	70,000	03/18/26	0.300%(S)	6 Month JPY LIBOR(1)(S)	(2,931)	(2,208)	723
JPY	1,020,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	16,773	18,421	1,648
JPY	157,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(2,843)	2,834	5,677
JPY	110,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(6,947)	1,848	8,795
JPY	1,310,000	03/20/28	0.300%(S)	6 Month JPY LIBOR(1)(S)	56,397	49,897	(6,500)
JPY	70,000	06/18/28	0.399%(S)	6 Month JPY LIBOR(1)(S)	(67)	(3,140)	(3,073)
JPY	1,405,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(105,178)	(47,677)	57,501
JPY	230,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(12,542)	(7,805)	4,737
JPY	2,730,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(2)(S)	5,077,305	3,297,592	(1,779,713)
JPY	440,000	06/17/35	1.250%(S)	6 Month JPY LIBOR(2)(S)	670,659	385,106	(285,553)
JPY	328,174	12/20/38	0.750%(S)	6 Month JPY LIBOR(1)(S)	42,841	25,291	(17,550)
JPY	900	12/21/45	1.500%(S)	6 Month JPY LIBOR(1)(S)	(2,167)	(1,176)	991
JPY	229,200	04/19/47	0.785%(S)	6 Month JPY LIBOR(1)(S)	(1,905)	80,983	82,888
JPY	60,000	03/21/48	1.000%(S)	6 Month JPY LIBOR(1)(S)	(15,598)	(4,723)	10,875
MXN	31,900	04/13/20	7.190%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(21,468)	(21,468)
MXN	144,300	04/14/20	7.108%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(106,794)	(106,794)
MXN	85,500	04/15/20	7.075%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(65,123)	(65,123)
MXN	58,800	04/15/20	7.085%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(44,312)	(44,312)
MXN	113,400	05/28/20	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(56,973)	(56,973)
MXN	55,100	05/29/20	7.400%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(29,565)	(29,565)
MXN	111,800	06/01/20	7.340%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(65,668)	(65,668)
MXN	209,350	03/31/22	7.340%(M)	28 Day Mexican Interbank Rate(2)(M)	8,594	(188,767)	(197,361)

A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	40,900	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	$(162,413)	$(169,506)	$(7,093)
NZD	15,590	02/14/20	2.500%(S)	3 Month BBR(2)(Q)	15,547	49,284	33,737
NZD	700	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	2,137	(15,168)	(17,305)
	25,500	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	(144,452)	258,624	403,076
	5,400	03/02/20	— (3)	— (3)	—	485	485
	176,400	04/01/20	3.200%(S)	3 Month LIBOR(2)(Q)	14,018	20,326	6,308
	50,900	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	923,432	807,812	(115,620)
	18,200	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	342,390	288,845	(53,545)
	176,400	04/01/21	3.200%(S)	3 Month LIBOR(1)(Q)	1,103	(5,026)	(6,129)
	19,140	06/01/21	1.340%(S)	3 Month LIBOR(2)(Q)	—	(781,078)	(781,078)
	11,400	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	9,209	373,795	364,586
	15,500	04/26/22	— (4)	— (4)	—	1,188	1,188
	3,400	06/12/22	— (5)	— (5)	—	3,170	3,170
	2,500	06/12/22	— (6)	— (6)	—	3,576	3,576
	24,000	06/17/22	2.500%(S)	3 Month LIBOR(1)(Q)	(1,533,176)	316,713	1,849,889
	13,000	06/19/22	— (7)	— (7)	(975)	10,483	11,458
	30,211	08/31/22	2.850%(S)	3 Month LIBOR(2)(Q)	(83,839)	(225,375)	(141,536)
	400	12/16/22	2.250%(S)	3 Month LIBOR(2)(Q)	2,777	(10,725)	(13,502)
	10,600	12/20/22	2.250%(S)	3 Month LIBOR(2)(Q)	13,351	(284,834)	(298,185)
	9,000	04/27/23	— (8)	— (8)	—	832	832
	10,500	06/20/23	2.000%(S)	3 Month LIBOR(1)(Q)	414,544	438,182	23,638
	9,900	06/20/23	2.000%(S)	3 Month LIBOR(2)(Q)	(382,463)	(418,853)	(36,390)
	100	06/20/23	2.000%(S)	3 Month LIBOR(2)(Q)	(4,757)	(4,233)	524
	1,000	10/25/23	2.678%(S)	3 Month LIBOR(2)(Q)	—	(19,082)	(19,082)
	1,000	11/19/23	2.670%(S)	3 Month LIBOR(2)(Q)	—	(19,886)	(19,886)
	1,000	12/12/23	2.681%(S)	3 Month LIBOR(2)(Q)	—	(19,708)	(19,708)
	9,969	12/19/23	— (9)	— (9)	—	(625)	(625)
	2,500	12/19/23	2.750%(S)	3 Month LIBOR(2)(Q)	(16,895)	(39,889)	(22,994)
	700	12/19/23	2.500%(S)	3 Month LIBOR(2)(Q)	(5,628)	(19,706)	(14,078)
	1,900	04/30/25	2.683%(A)	1 Day USOIS(1)(A)	856	(1,411)	(2,267)
	1,200	04/30/25	2.714%(A)	1 Day USOIS(1)(A)	(19)	(3,155)	(3,136)
	600	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(1,483)	(1,483)
	600	04/30/25	2.696%(A)	1 Day USOIS(1)(A)	—	(945)	(945)
	600	04/30/25	2.673%(A)	1 Day USOIS(1)(A)	—	70	70
	500	04/30/25	2.684%(A)	1 Day USOIS(1)(A)	(16)	1,396	1,412
	4,900	05/31/25	2.959%(S)	3 Month LIBOR(1)(Q)	—	33,566	33,566

A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
3,500	05/31/25	2.986%(S)	3 Month LIBOR(1)(Q)	$—	$22,113	$22,113
1,150	03/16/26	2.400%(S)	3 Month LIBOR(1)(Q)	(12,524)	37,259	49,783
1,800	04/21/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	65,980	65,980
2,400	04/27/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	87,945	87,945
15,120	05/23/26	1.738%(S)	3 Month LIBOR(1)(Q)	—	1,363,686	1,363,686
1,144	05/27/26	1.735%(S)	3 Month LIBOR(1)(Q)	—	103,394	103,394
9,200	07/27/26	2.000%(S)	3 Month LIBOR(1)(Q)	186,330	454,272	267,942
1,050	07/27/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	58,600	58,600
1,500	12/07/26	2.400%(S)	3 Month LIBOR(1)(Q)	17,003	48,263	31,260
1,610	12/21/26	1.750%(S)	3 Month LIBOR(1)(Q)	(39,281)	151,319	190,600
1,600	12/20/27	2.500%(S)	3 Month LIBOR(1)(Q)	(44,171)	68,028	112,199
7,460	04/17/28	3.100%(S)	3 Month LIBOR(1)(Q)	(22,376)	31,687	54,063
5,600	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	348,516	376,102	27,586
2,300	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	165,368	159,674	(5,694)
850	07/18/28	2.765%(S)	3 Month LIBOR(1)(Q)	—	26,553	26,553
7,400	09/13/28	3.134%(S)	3 Month LIBOR(1)(Q)	—	25,542	25,542
3,900	12/19/28	3.000%(S)	3 Month LIBOR(1)(Q)	32,654	44,376	11,722
700	12/19/28	3.000%(S)	3 Month LIBOR(1)(Q)	(735)	8,135	8,870
4,413	07/19/29	3.000%(S)	3 Month LIBOR(2)(Q)	—	(73,400)	(73,400)
5,395	11/15/43	2.950%(S)	3 Month LIBOR(1)(Q)	(25,666)	180,349	206,015
3,720	11/15/43	2.734%(S)	3 Month LIBOR(1)(Q)	—	271,238	271,238
3,191	11/15/43	2.630%(S)	3 Month LIBOR(1)(Q)	3,468	292,926	289,458
1,190	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	2,210	175,182	172,972
9,300	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	(301,767)	704,783	1,006,550
2,790	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	116,227	211,435	95,208
547	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	2,820	23,393	20,573
200	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	—	9,026	9,026
200	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	—	12,030	12,030
2,000	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	222,332	253,990	31,658
1,810	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	216,893	229,649	12,756
1,500	09/13/48	3.090%(S)	3 Month LIBOR(2)(Q)	—	(22,561)	(22,561)

A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	100	10/25/48	2.969%(S)	3 Month LIBOR(1)(Q)	$—	$4,030	$4,030
	3,200	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	88,048	111,375	23,327
	1,840	07/19/49	3.000%(S)	3 Month LIBOR(1)(Q)	(7,439)	65,876	73,315
ZAR	6,200	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	2,002	(11,870)	(13,872)
ZAR	42,314	02/22/28	7.660%(Q)	3 Month JIBAR(2)(Q)	(213)	(155,513)	(155,300)
ZAR	7,377	04/26/28	7.705%(Q)	3 Month JIBAR(2)(Q)	(89)	(26,059)	(25,970)
ZAR	17,426	06/27/28	8.343%(Q)	3 Month JIBAR(2)(Q)	(92)	(11,711)	(11,619)

					$6,324,984	$9,619,704	$3,294,720

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	43,000	01/02/19	9.925%(T)	1 Day BROIS(2)(T)	$388,891	$—	$388,891	Goldman Sachs & Co.
BRL	35,100	01/02/20	8.270%(T)	1 Day BROIS(2)(T)	34,140	—	34,140	JPMorgan Chase
BRL	33,370	01/02/20	8.270%(T)	1 Day BROIS(2)(T)	32,458	1,568	30,890	JPMorgan Chase
BRL	55,900	01/04/21	9.230%(T)	1 Day BROIS(2)(T)	(21,990)	—	(21,990)	Bank of America
BRL	32,940	01/04/21	12.487%(T)	1 Day BROIS(2)(T)	665,671	—	665,671	Bank of America
BRL	21,060	01/04/21	9.230%(T)	1 Day BROIS(2)(T)	(8,285)	78	(8,363)	Bank of America
ILS	4,050	02/16/20	0.290%(A)	3 Month TELBOR(1)(Q)	81	30	51	Goldman Sachs & Co.
ILS	2,480	03/21/20	0.270%(A)	3 Month TELBOR(1)(Q)	806	—	806	Goldman Sachs & Co.
ILS	2,130	06/20/20	0.374%(A)	3 Month TELBOR(1)(Q)	857	—	857	Barclays Capital Group
ILS	2,050	06/20/20	0.420%(A)	3 Month TELBOR(1)(Q)	305	—	305	JPMorgan Chase
ILS	1,660	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	705	126	579	Goldman Sachs & Co.
ILS	1,320	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	561	—	561	Hong Kong & Shanghai Bank
ILS	850	02/16/28	1.971%(A)	3 Month TELBOR(2)(Q)	(75)	(62)	(13)	Goldman Sachs & Co.
ILS	520	03/21/28	1.883%(A)	3 Month TELBOR(2)(Q)	(1,642)	—	(1,642)	Goldman Sachs & Co.
ILS	460	06/20/28	1.950%(A)	3 Month TELBOR(2)(Q)	(1,714)	—	(1,714)	Barclays Capital Group
ILS	440	06/20/28	2.078%(A)	3 Month TELBOR(2)(Q)	(218)	—	(218)	JPMorgan Chase
ILS	360	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	(910)	—	(910)	Goldman Sachs & Co.
ILS	280	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	(708)	18	(726)	Hong Kong & Shanghai Bank

A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
KRW 3,799,700	07/10/27	2.020%(Q)	3 Month KWCDC(1)(Q)	$ 20,777	$ —	$ 20,777	BNP Paribas

				$1,109,710	$1,758	$1,107,952

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4) The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5) The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6) The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(7) The Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(8) The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(9) The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 31.00 bps quarterly.

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
10 Year Canadian Government Bonds(M)	—	Bank of America	12/18/18	CAD	(7,256)	73,434	$—	73,434
10 Year Euro Bund Futures(M)	—	Bank of America	12/06/18	EUR	4,806	(49,523)	—	(49,523)
10 Year Japanese Bonds(M)	—	Bank of America	12/13/18	JPY	150,310	(1,932)	—	(1,932)
10 Year U.K. Gilt(M)	—	Bank of America	12/27/18	GBP	(1,468)	22,201	—	22,201
AA PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(34)	8,526	—	8,526
Abbott Laboratories(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	3,139	—	3,139
AbbVie, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		13	(10,370)	—	(10,370)
ABIOMED, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	74,103	—	74,103
Acadia Healthcare Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(8)	2,695	—	2,695
Accenture PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(608)	—	(608)
Accor SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(11)	(21,324)	—	(21,324)
Activision Blizzard, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	3,379	—	3,379

A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Acuity Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	665	$—	665
Adient PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	6,526	—	6,526
Adobe Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	2,815	—	2,815
Advance Auto Parts, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(333)	—	(333)
Advanced Micro Devices, Inc.(M)	1 Day USOIS -40 bps(M)	Goldman Sachs & Co.	10/17/18		(27)	41,027	—	41,027
Aflac, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		27	548	—	548
Agilent Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	583	—	583
Agios Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(8)	(39,848)	—	(39,848)
AGL Energy Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	5	526	—	526
AIA Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	(44)	(31,478)	—	(31,478)
Air Lease Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	1,323	—	1,323
Airbus SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(7)	(14,449)	—	(14,449)
Akamai Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	(7,828)	—	(7,828)
Akorn, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(13)	3,555	—	3,555
Alaska Air Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	2,321	—	2,321
Albemarle Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	11,075	—	11,075
Alcatel-Lucent(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	2,205	—	2,205
Alerian MLP Total Return Index(Q)	3 Month LIBOR +48bps(Q)	JPMorgan Chase	05/25/19		914	(44,882)	—	(44,882)

A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Align Technology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	2,669	$—	2,669
Alkermes PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(10)	(36,492)	—	(36,492)
Allegheny Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(18)	(42,705)	—	(42,705)
Allergan PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(1,764)	—	(1,764)
Allscripts Healthcare Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(19)	5,190	—	5,190
Allstate Corp. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	(12,083)	—	(12,083)
Alnylam Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	18,988	—	18,988
Alphabet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	4,631	—	4,631
Alstom SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	— (r)	(611)	—	(611)
Altran Technologies SA(M)	—	Goldman Sachs & Co.	10/17/18	EUR	(2)	176	—	176
Amadeus IT Group SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	4	4,933	—	4,933
Amazon.com, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	17,000	—	17,000
Amdocs Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		8	2,063	—	2,063
AMERCO(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	1,064	—	1,064
American Airlines Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(21)	(20,723)	—	(20,723)
American Eagle Outfitters, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	6,087	—	6,087
American Financial Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(1,619)	—	(1,619)
American International Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(11)	1,922	—	1,922
Ameriprise Financial, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	10,382	—	10,382

A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
AmerisourceBergen Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(1,158)	$—	(1,158)
Amgen, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	30,745	—	30,745
AMP Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	(41)	209	—	209
Analog Devices, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	558	—	558
ANSYS, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	266	—	266
Antero Resources Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	(7,295)	—	(7,295)
Anthem, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	13,698	—	13,698
Antofagasta PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(6)	(2,745)	—	(2,745)
APA Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	(8)	(8,827)	—	(8,827)
Apple, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	29,436	—	29,436
Applied Materials, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(26)	—	(26)
Arch Capital Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	118	—	118
Arconic Inc(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(12)	8,806	—	8,806
Arkema SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	— (r)	—	—	—
Arrow Electronics, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		11	(30,059)	—	(30,059)
Ashland Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	920	—	920
ASM Pacific Technology Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	(2)	575	—	575
ASM Pacific Technology Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	(2)	(574)	—	(574)

A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Aspen Insurance Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	(2,225)	$—	(2,225)
Assured Guaranty Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		19	35,714	—	35,714
Athene Holding Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	1,545	—	1,545
Atlassian Corp. PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	(21,443)	—	(21,443)
Atos SE(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	1	1,989	—	1,989
Atresmedia Corp. de Medios de Comunicacion SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(1)	407	—	407
Autodesk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(20,639)	—	(20,639)
AutoZone, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	1,381	—	1,381
Avery Dennison Corp.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	(19)	—	(19)
Avnet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	(15,367)	—	(15,367)
Avon Products, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(11)	(1,337)	—	(1,337)
AXA SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	7	7,562	—	7,562
Axalta Coating Systems Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(24)	4,023	—	4,023
Axis Capital Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(202)	—	(202)
B&M European Value Retail SA(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(5)	1,777	—	1,777
Baker Hughes, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(11)	(23,805)	—	(23,805)
Ball Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(19)	2,798	—	2,798
Banco de Sabadell SA(M)	—	Goldman Sachs & Co.	10/17/18	EUR	7	(357)	—	(357)
Bankia SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(64)	3,273	—	3,273
Bankinter SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	2	262	—	262

A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Barclay Canadian Banks Index(Q)	3 Month CDOR(Q)	Barclays Capital Group	05/04/19	CAD	(1,204)	(13,505)	$—	(13,505)
Barclay Canadian Banks Index(Q)	3 Month CDOR(Q)	Barclays Capital Group	05/04/19	CAD	(1,563)	(17,515)	—	(17,515)
Barclay Elevators Index(Q)	3 Month LIBOR -25bps(Q)	Barclays Capital Group	03/02/19		(397)	(12,798)	—	(12,798)
Barclays PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(30)	(254)	—	(254)
Barratt Developments PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	56	5,664	—	5,664
Baxter International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	295	—	295
BBA Aviation PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	29	3,345	—	3,345
Belden, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	1,445	—	1,445
Bellway PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	10	1,012	—	1,012
Berkeley Group Holdings PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	12	8,274	—	8,274
Best Buy Co., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		8	18,472	—	18,472
BGC Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(150)	—	(150)
Big Lots, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	3,228	—	3,228
Biogen, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	75,640	—	75,640
BioMarin Pharmaceutical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(7)	8,180	—	8,180
BioMerieux(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	— (r)	(1,050)	—	(1,050)
Bio-Rad Laboratories, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	2,635	—	2,635
Bio-Techne Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	2,653	—	2,653
Black Hills Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	3,255	—	3,255

A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Bloomberg Commodity Total Return Index(T)	3 Month U.S. Treasury Bill Rate +11bps(T)	Bank of America	08/30/19		(26,579)	509,681	$—	509,681
BNP Luxury Basket Index(Q)	3 Month LIBOR -3bps(Q)	BNP Paribas	04/27/19		(841)	17,305	—	17,305
BNP Luxury Basket Index(Q)	3 Month LIBOR -3bps(Q)	BNP Paribas	04/27/19		(850)	17,586	—	17,586
BNP Luxury Basket Index(Q)	3 Month LIBOR -16bps(Q)	BNP Paribas	04/27/19		(868)	17,853	—	17,853
BNP Luxury Basket Index(Q)	3 Month LIBOR -20bps(Q)	BNP Paribas	04/27/19		(1,729)	(1,318)	—	(1,318)
BNP Paribas SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	3	(4,160)	—	(4,160)
Boeing Co. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	13,326	—	13,326
Bollore SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(17)	(2,297)	—	(2,297)
Booz Allen Hamilton Holding Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(564)	—	(564)
BorgWarner, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	1,520	—	1,520
Boston Beer Co., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(24,946)	—	(24,946)
Brighthouse Financial, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(8)	(18,540)	—	(18,540)
Brink’s Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	174	—	174
Brinker International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(1,809)	—	(1,809)
Bristol-Myers Squibb Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	1,027	—	1,027
British American Tobacco PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(10)	11,481	—	11,481
Broadridge Financial Solutions, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(988)	—	(988)
Brookdale Senior Living, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(40)	(10,364)	—	(10,364)

A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Bruker Corp.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	(53)	$—	(53)
BT Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	41	(1,851)	—	(1,851)
BTG PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	2	122	—	122
Bunge Ltd.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	14	—	14
Burberry Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	— (r)	(580)	—	(580)
Bureau Veritas SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(1)	344	—	344
Burlington Stores, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	895	—	895
C.H. Robinson Worldwide, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	472	—	472
Cabot Oil & Gas Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(20)	(11,662)	—	(11,662)
Cadence Design Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	(343)	—	(343)
CaixaBank SA(M)	—	Goldman Sachs & Co.	10/17/18	EUR	9	(184)	—	(184)
Campbell Soup Co.(M)	1 Day USOIS -35 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	19,770	—	19,770
Capita PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(124)	3,142	—	3,142
CarMax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	20,316	—	20,316
Carpenter Technology Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(791)	—	(791)
Carrefour SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(5)	(1,066)	—	(1,066)
Cars.com, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	758	—	758
Carters, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	3,932	—	3,932
Cboe Global Markets, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	8,785	—	8,785
CBS Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(718)	—	(718)

A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
CDK Global, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	(1,853)	$—	(1,853)
CDW Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	32	—	32
Celgene Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	4,857	—	4,857
Cellnex Telecom SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(29)	(17,232)	—	(17,232)
Centene Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	1,470	—	1,470
CenturyLink, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(52)	82,727	—	82,727
Cerner Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	245	—	245
Challenger Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	(5)	(1,785)	—	(1,785)
Charles River Laboratories International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	35,249	—	35,249
Charles Schwab Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	4,834	—	4,834
Charter Communications, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(17,870)	—	(17,870)
Cheesecake Factory, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	1,811	—	1,811
Chemours Co. (The)(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	(55)	—	(55)
Cheniere Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(20)	(88,262)	—	(88,262)
Chevron Corp.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	92	—	92
Cia de Distribucion Integral Logista Holdings SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	1	(284)	—	(284)
Cie Generale des Etablissements Michelin(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	2	(1,967)	—	(1,967)
Ciena Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	2,234	—	2,234
Cigna Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	41,058	—	41,058
Cimarex Energy Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	1,040	—	1,040

A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Cirrus Logic, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		13	(3,820)	$—	(3,820)
Cisco Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		9	13,310	—	13,310
CIT Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	1,973	—	1,973
Citigroup, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(9)	(7,891)	—	(7,891)
Citizens Financial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	1,965	—	1,965
Citrix Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	273	—	273
CK Hutchison Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	9	(747)	—	(747)
Clean Harbors, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(3,746)	—	(3,746)
Close Brothers Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	2	(1,045)	—	(1,045)
CLP Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	22	(6,795)	—	(6,795)
CNP Assurances(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	6	9,264	—	9,264
Cobham PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(127)	4,886	—	4,886
Cognex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(791)	—	(791)
Cognizant Technology Solutions Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	1,753	—	1,753
Colfax Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(1,800)	—	(1,800)
Commerce Bancshares, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	(14,038)	—	(14,038)
Commercial Metals Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	658	—	658
CommVault Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(1,881)	—	(1,881)

A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Computer Sciences Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		5	3,070	$—	3,070
Conduent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(16)	7,013	—	7,013
ConocoPhillips(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	3,956	—	3,956
Consol Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(611)	—	(611)
Consolidated Edison, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		10	(43,522)	—	(43,522)
Constellation Brands, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	3,876	—	3,876
ConvaTec Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(42)	(1,078)	—	(1,078)
Convergys Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		5	(5,077)	—	(5,077)
Cooper Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	12,260	—	12,260
Cooper Tire & Rubber Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	2,541	—	2,541
Copa Holdings SA(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	296	—	296
CoreLogic, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(1,416)	—	(1,416)
Costco Wholesale Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	3,110	—	3,110
Coty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(37)	(9,159)	—	(9,159)
Cracker Barrel Old Country Store, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(5,528)	—	(5,528)
Credit Acceptance Corp.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	(149)	—	(149)
Cree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	9,479	—	9,479
Crown Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(13)	(24,551)	—	(24,551)
Cullen/Frost Bankers, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	1,024	—	1,024

A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Curtiss-Wright Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(1,571)	$—	(1,571)
Cypress Semiconductor Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(11)	7,607	—	7,607
Daily Mail & General Trust PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	6	(3,342)	—	(3,342)
Danaher Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	5,388	—	5,388
Darden Restaurants, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(5,378)	—	(5,378)
DaVita, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(800)	—	(800)
Deckers Outdoor Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	14,141	—	14,141
Dell Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(81)	—	(81)
Delphi Automotive PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	4,153	—	4,153
Deluxe Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	3,111	—	3,111
DENTSPLY SIRONA, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	257	—	257
Devon Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(2,184)	—	(2,184)
DeVry Education Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	20,714	—	20,714
DexCom, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	(18,851)	—	(18,851)
Diamond Offshore Drilling, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	15,957	—	15,957
Dick’s Sporting Goods, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(568)	—	(568)
Dillard’s, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(322)	—	(322)
DISH Network Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(10)	7,698	—	7,698

A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Distribuidora Internacional de Alimentacion SA(M)	1 Day EONIA -150 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(18)	(206)	$—	(206)
Dixons Carphone PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	9	864	—	864
Dollar Tree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	2,920	—	2,920
Dominion Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	2,950	—	2,950
Domino’s Pizza, Inc.(M)	1 Day AUDOIS -100 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	— (r)	(57)	—	(57)
DowDuPont, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	3,937	—	3,937
Dril-Quip, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(2,198)	—	(2,198)
Dycom Industries, Inc.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	(189)	—	(189)
East West Bancorp, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	949	—	949
easyJet PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(3)	4,672	—	4,672
Eaton Corp. PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(770)	—	(770)
eBay, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	(8,534)	—	(8,534)
Edenred(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(20)	9,677	—	9,677
Edgewell Personal Care Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	675	—	675
Edwards Lifesciences Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	3,613	—	3,613
Electricite de France SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	6	2,027	—	2,027
Electronic Arts, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	8,167	—	8,167
Eli Lilly & Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	5,407	—	5,407
Elior Group(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	1	600	—	600

A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
EMCOR Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(3,509)	$—	(3,509)
Endesa SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	28	(13,142)	—	(13,142)
Endo International PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(18)	(17,506)	—	(17,506)
Engie SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	29	7,285	—	7,285
Ensco PLC(M)	1 Day USOIS -46 bps(M)	Goldman Sachs & Co.	10/17/18		(38)	(50,128)	—	(50,128)
Envision Healthcare Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(193)	—	(193)
EQT Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(11)	25,766	—	25,766
Essilor International SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	— (r)	800	—	800
Estee Lauder Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		8	40,926	—	40,926
Esterline Technologies Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	469	—	469
Eurofins Scientific SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	— (r)	(137)	—	(137)
Eutelsat Communication SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	1	(91)	—	(91)
Everest Re Group Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	16,177	—	16,177
Evergy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	1,295	—	1,295
Evraz PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	2	2,225	—	2,225
Exelixis, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		8	15,719	—	15,719
Exelon Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		25	(20,274)	—	(20,274)
Experian PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(2)	(1,019)	—	(1,019)

A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Extraction Oil & Gas, Inc.(M)	1 Day USOIS -45 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	(5,539)	$—	(5,539)
F5 Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	13,821	—	13,821
Facebook, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	10,309	—	10,309
Fair Isaac Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(2,006)	—	(2,006)
Fastenal Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	(1,859)	—	(1,859)
Faurecia(M)	—	Goldman Sachs & Co.	10/17/18	EUR	(1)	543	—	543
Federated Investors, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		8	(1,263)	—	(1,263)
FedEx Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(17,734)	—	(17,734)
Ferrovial SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(8)	3,456	—	3,456
FireEye, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(42)	(39,245)	—	(39,245)
First American Financial Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	(14,019)	—	(14,019)
First Data Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(95)	123,266	—	123,266
First Horizon National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	2,089	—	2,089
First Republic Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	4,725	—	4,725
First Solar, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	917	—	917
FirstEnergy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(41)	31,410	—	31,410
Flex Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	358	—	358
FLIR Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(1,578)	—	(1,578)
Flowserve Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	2,654	—	2,654

A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
FMC Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(1,071)	$—	(1,071)
FNB Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	1,452	—	1,452
FNF Group(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	1,780	—	1,780
Foot Locker, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	3,796	—	3,796
Fortescue Metals Group Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	(12)	318	—	318
Fortinet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	3,107	—	3,107
Fortune Brands Home & Security, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	636	—	636
Gap, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	10,069	—	10,069
Gartner, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(17,675)	—	(17,675)
GATX Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	6,007	—	6,007
GCI Liberty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(2,636)	—	(2,636)
General Dynamics Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	749	—	749
General Electric Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(111)	131,002	—	131,002
General Mills, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	3,699	—	3,699
General Motors Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	1,088	—	1,088
Genesee & Wyoming, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(3,604)	—	(3,604)
Genpact Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	962	—	962
Genuine Parts Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	954	—	954

A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Gilead Sciences, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		13	57,320	$—	57,320
Glencore PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(95)	(32,015)	—	(32,015)
Globus Medical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		5	23,574	—	23,574
Goodyear Tire & Rubber Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	338	—	338
Graham Holdings Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	3,819	—	3,819
Granite Construction, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(1,389)	—	(1,389)
Graphic Packaging Holding Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(19)	5,627	—	5,627
Greene King PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	18	(6,752)	—	(6,752)
GT Advanced Technologies, Inc.(M)^	—	Goldman Sachs & Co.	10/17/18		375	2,738	—	2,738
GT Advanced Technologies, Inc.(M)^	—	Goldman Sachs & Co.	10/17/18		— (r)	—	—	—
GT Advanced Technologies, Inc.(M)^	—	Goldman Sachs & Co.	10/17/18		— (r)	—	—	—
Guidewire Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	9,269	—	9,269
Guotai Junan Securities Co. Ltd.(M)	1 Day HONIX -182.2683 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	(47)	(600)	—	(600)
Hain Celestial Group, Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	782	—	782
Haitong International Securities Group Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	59	980	—	980
Halma PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(8)	(4,076)	—	(4,076)
Hancock Holding Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	1,673	—	1,673
Hanover Insurance Group, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	7,629	—	7,629
Harley-Davidson, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(2,006)	—	(2,006)

A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Harvey Norman Holdings Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	9		145	$—	145
Hawaiian Electric Industries, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3		—	—	—
Hays PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	10		(233)	—	(233)
HCA Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2		6,164	—	6,164
Healthcare Services Group, Inc.(M)	1 Day USOIS -50 bps(M)	Goldman Sachs & Co.	10/17/18		(3)		6,582	—	6,582
Healthscope Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	(49)		(1,407)	—	(1,407)
HealthSouth Corp.(M)	—	Goldman Sachs & Co.	10/17/18		—	(r)	119	—	119
Helmerich & Payne, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3		5,732	—	5,732
Henderson Land Development Co. Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	13		(837)	—	(837)
Herman Miller, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	544	—	544
Hess Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(17)		(83,328)	—	(83,328)
Hewlett Packard Enterprise Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6		175	—	175
HollyFrontier Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		12		11,363	—	11,363
Home BancShares, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2		(1,715)	—	(1,715)
Hong Kong & China Gas Co. Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	19		(510)	—	(510)
Howard Hughes Corp.(M)	—	Goldman Sachs & Co.	10/17/18		—	(r)	(205)	—	(205)
Howden Joinery Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	20		(4,984)	—	(4,984)
HP, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7		4,980	—	4,980
Hubbell, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	64	—	64
Humana, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3		13,418	—	13,418

A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Huntington Ingalls Industries, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		5	(7,431)	$—	(7,431)
IAC/InterActiveCorp(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	3,454	—	3,454
ICU Medical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	6,079	—	6,079
Iliad SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(3)	7,009	—	7,009
Illumina, Inc.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	157	—	157
Iluka Resources Ltd.(M)	—	Goldman Sachs & Co.	10/17/18	AUD	(2)	(145)	—	(145)
Imerys SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	— (r)	553	—	553
IMI PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(3)	1,810	—	1,810
INC Research Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	(23,982)	—	(23,982)
Inchcape PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	2	(24)	—	(24)
Incyte Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(7)	(13,323)	—	(13,323)
Indivior PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	31	(31,175)	—	(31,175)
Industria de Diseno Textil SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(12)	1,638	—	1,638
Ingenico Group SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(4)	(18,107)	—	(18,107)
Ingredion, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	3,133	—	3,133
Intel Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		22	40,319	—	40,319
International Business Machines Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	14,630	—	14,630
International Game Technology PLC(M)	1 Day USOIS -50.6 bps(M)	Goldman Sachs & Co.	10/17/18		(18)	1,710	—	1,710
Intertek Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(1)	(1,845)	—	(1,845)

A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Intrexon Corp.(M)	1 Day USOIS -249 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(7,007)	$—	(7,007)
Intuit, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	1,791	—	1,791
Intuitive Surgical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	4,800	—	4,800
Investec PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	12	5,159	—	5,159
Ionis Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	(20,747)	—	(20,747)
IWG PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(5)	(951)	—	(951)
j2 Global, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	4,066	—	4,066
Jabil Circuit, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		14	(29,334)	—	(29,334)
Jazz Pharmaceuticals PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	3,710	—	3,710
JCDecaux SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(4)	(6,993)	—	(6,993)
JD Sports Fashion PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	23	(11,656)	—	(11,656)
JetBlue Airways Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		13	(3,665)	—	(3,665)
John Wiley & Sons, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	17,605	—	17,605
John Wood Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(13)	(7,371)	—	(7,371)
Johnson & Johnson(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	(227)	—	(227)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase	11/16/18		(317)	(9,527)	—	(9,527)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase	11/16/18		(384)	(11,722)	—	(11,722)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase	11/16/18		(560)	(16,858)	—	(16,858)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase	11/16/18		(1,299)	(39,073)	—	(39,073)

A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase	11/16/18		(1,334)	(40,097)	$—	(40,097)
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase	11/16/18		1,375	2,316	—	2,316
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase	11/16/18		1,223	2,109	—	2,109
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase	11/16/18		667	1,404	—	1,404
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase	11/16/18		424	719	—	719
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase	11/16/18		317	539	—	539
Juniper Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		13	24,670	—	24,670
Just Eat PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(16)	5,995	—	5,995
Kemper Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	268	—	268
Kennametal, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	(611)	—	(611)
Kerry Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	9	(1,086)	—	(1,086)
Kinder Morgan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(46)	14,480	—	14,480
KLA-Tencor Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(1,791)	—	(1,791)
KLX Energy Services Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(1,008)	—	(1,008)
KLX, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(180)	—	(180)
Kohl’s Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		14	(57,271)	—	(57,271)
Kosmos Energy Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(41)	(13,739)	—	(13,739)
Kraft Heinz Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(13)	41,248	—	41,248

A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Kroger Co. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		16	2,732	$—	2,732
L Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(11)	(21,038)	—	(21,038)
L3 Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(8,611)	—	(8,611)
Laboratory Corp. of America Holdings(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	3,318	—	3,318
Lagardere SCA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	2	160	—	160
Lam Research Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	(1,174)	—	(1,174)
Lamb Weston Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(21)	—	(21)
Laredo Petroleum, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		22	(3,315)	—	(3,315)
Lear Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	(34,074)	—	(34,074)
Leggett & Platt, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	3,086	—	3,086
Leucadia National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	4,440	—	4,440
Li & Fung Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	228	(5,825)	—	(5,825)
Liberty Broadband Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(6,057)	—	(6,057)
Liberty Global PLC(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	98	—	98
Liberty Global PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(652)	—	(652)
Liberty Interactive Corp. QVC Group(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		21	6,037	—	6,037
Liberty Media Corp.-Liberty SiriusXM(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	1,127	—	1,127
Lifestyle International Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	18	(54)	—	(54)
Lions Gate Entertainment Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(2,625)	—	(2,625)

A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Lions Gate Entertainment Corp.(M)	1 Day USOIS -86 bps(M)	Goldman Sachs & Co.	10/17/18		(3)		(5,757)	$—	(5,757)
LivaNova PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	42	—	42
Live Nation Entertainment, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	(495)	—	(495)
LKQ Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(8)		2,447	—	2,447
Loews Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)		452	—	452
Louisiana-Pacific Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1		(2,581)	—	(2,581)
Lululemon Athletica, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2		11,788	—	11,788
Lumentum Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	(205)	—	(205)
LyondellBasell Industries NV(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		10		(9,789)	—	(9,789)
Macquarie Infrastructure Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(9)		883	—	883
Macy’s, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		20		(7,570)	—	(7,570)
Madison Square Garden Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	(4,715)	—	(4,715)
Mallinckrodt PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6		(2,045)	—	(2,045)
Man Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(63)		(204)	—	(204)
Manhattan Associates, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2		(11,198)	—	(11,198)
ManpowerGroup, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2		(4,812)	—	(4,812)
Marathon Oil Corp.(M)	—	Goldman Sachs & Co.	10/17/18		—	(r)	278	—	278
Marathon Petroleum Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4		(14,961)	—	(14,961)
Markel Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	189	—	189

A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Martin Marietta Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	35,298	$—	35,298
Marvell Technology Group Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	3,136	—	3,136
Match Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	(630)	—	(630)
Mattel, Inc.(M)	1 Day USOIS -69.4 bps(M)	Goldman Sachs & Co.	10/17/18		(61)	47,926	—	47,926
Maxim Integrated Products, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(499)	—	(499)
McDermott International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		15	1,797	—	1,797
McKesson Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	305	—	305
MDU Resources Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	708	—	708
Medidata Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	2,243	—	2,243
Medtronic, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	1,361	—	1,361
Melco International Development Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	20	(1,942)	—	(1,942)
MercadoLibre, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(26,769)	—	(26,769)
Merck & Co., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	839	—	839
Mercury General Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	405	—	405
Mettler Toledo(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(36)	—	(36)
MGM Resorts International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	(1,218)	—	(1,218)
Michael Kors Holdings Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		8	(34,742)	—	(34,742)
Micro Focus International PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(3)	(5,293)	—	(5,293)

A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Micron Technology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		36	56,665	$—	56,665
Microsoft Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	13,198	—	13,198
Middleby Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(3,669)	—	(3,669)
Minth Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	(54)	(13,337)	—	(13,337)
MKS Instruments, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(3,107)	—	(3,107)
Moneysupermarket.com Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	23	(653)	—	(653)
Monster Beverage Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(9)	12,068	—	12,068
Mosaic Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	(3,016)	—	(3,016)
MSCI Australia Banks Total Return Index(Q)	3 Month BBR -1bps(Q)	JPMorgan Chase	07/11/19	AUD	(631)	3,268	—	3,268
MSCI Australia Banks Total Return Index(Q)	3 Month BBR -1bps(Q)	JPMorgan Chase	07/11/19	AUD	(2,050)	41,873	—	41,873
MSCI Hong Kong Net Return HKD Index(T)	—	Goldman Sachs & Co.	02/17/47	HKD	26,112	45,359	—	45,359
MSCI Italy Net Return EUR Index(T)	—	Goldman Sachs & Co.	02/17/47	EUR	397	(2,330)	—	(2,330)
MSCI Japan Net Return JPY Index(T)	—	Goldman Sachs & Co.	11/21/47	JPY	211,524	105,751	—	105,751
MSCI Netherlands Net Return EUR Index(T)	—	Goldman Sachs & Co.	02/17/47	EUR	1,274	(129)	—	(129)
MSCI Spain Net Return EUR Index(T)	—	Goldman Sachs & Co.	02/17/47	EUR	(93)	(432)	—	(432)
MSCI Sweden Net Return SEK Index(T)	—	Goldman Sachs & Co.	02/17/47	SEK	(26,646)	(51,404)	—	(51,404)
MSCI Switzerland Net Return CHF Index(T)	—	Goldman Sachs & Co.	02/17/47	CHF	(8,016)	(95,136)	—	(95,136)
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas	06/12/19		(117)	1,750	—	1,750
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas	06/12/19		(270)	(10,093)	—	(10,093)
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas	06/12/19		(419)	6,283	—	6,283
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas	06/12/19		(2,063)	30,916	—	30,916

A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
MSCI, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(130)	$—	(130)
Murphy USA, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	10,664	—	10,664
Mylan NV(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		10	(6,238)	—	(6,238)
Nabors Industries Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(68)	(20,345)	—	(20,345)
Nasdaq, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(5,342)	—	(5,342)
National Fuel Gas Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(10)	5,649	—	5,649
National Grid PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	6	(451)	—	(451)
NCR Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	(160)	—	(160)
Nektar Therapeutics(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	1,749	—	1,749
NetApp, Inc.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	4	—	4
Netflix, Inc.(M)	—	Goldman Sachs & Co.	10/17/18		1	(6,032)	—	(6,032)
Neurocrine Biosciences, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(3,505)	—	(3,505)
New Melrose Industries, Inc.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(47)	10,174	—	10,174
Newcrest Mining Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	8	(644)	—	(644)
Newell Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(25)	23,806	—	23,806
Newmont Mining Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(10)	4,599	—	4,599
News Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(7)	(4,793)	—	(4,793)
NEX Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(2)	1,592	—	1,592
Nielsen Holdings PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(8)	(2,751)	—	(2,751)
NIKE, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	1,729	—	1,729

A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
NMC Health PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	— (r)	529	$—	529
Noble Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(10)	(15,241)	—	(15,241)
Northrop Grumman Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	12,002	—	12,002
NorthWestern Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(317)	—	(317)
NOW, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(20)	(6,259)	—	(6,259)
Nu Skin Enterprises, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(2,236)	—	(2,236)
Nucor Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(1,037)	—	(1,037)
NuVasive, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(3,122)	—	(3,122)
nVent Electric PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(687)	—	(687)
NVIDIA Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	4,701	—	4,701
Oasis Petroleum, Inc.(M)	—	Goldman Sachs & Co.	10/17/18		1	300	—	300
Occidental Petroleum Corp.(M)	—	Goldman Sachs & Co.	10/17/18		(1)	(1,192)	—	(1,192)
Oceaneering International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	891	—	891
Old Dominion Freight Line, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(110)	—	(110)
Old Mutual PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(122)	(17,342)	—	(17,342)
ON Semiconductor Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(1,205)	—	(1,205)
ONEOK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(18)	3,806	—	3,806
Opko Health, Inc.(M)	1 Day USOIS -366 bps(M)	Goldman Sachs & Co.	10/17/18		(26)	22,562	—	22,562
Oracle Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		10	23,769	—	23,769
Origin Energy Ltd.(M)	—	Goldman Sachs & Co.	10/17/18	AUD	(8)	(319)	—	(319)

A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Orpea(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	— (r)	835	$—	835
Owens-Illinois, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	1,324	—	1,324
PacWest Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	4,188	—	4,188
Pandora Media, Inc.(M)	1 Day USOIS -40 bps(M)	Goldman Sachs & Co.	10/17/18		(50)	(497)	—	(497)
Papa John’s International, Inc.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(2,315)	—	(2,315)
Patterson-UTI Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	126	—	126
PBF Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		10	(21,275)	—	(21,275)
Pennon Group PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(1)	227	—	227
Persimmon PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	— (r)	(109)	—	(109)
Petrofac Ltd.(M)	—	Goldman Sachs & Co.	10/17/18	GBP	2	(113)	—	(113)
Peugeot SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	20	(7,918)	—	(7,918)
Pfizer, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		30	29,864	—	29,864
PG&E Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(7)	3,477	—	3,477
Philip Morris International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	(7,687)	—	(7,687)
Phillips 66(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(91)	—	(91)
Pilgrim’s Pride Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		12	(11,182)	—	(11,182)
Pinnacle Financial Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	1,383	—	1,383
Pitney Bowes, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(7)	2,001	—	2,001
Platform Specialty Products Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(12)	3,803	—	3,803

A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Playtech PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	10	(2,594)	$—	(2,594)
PNM Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	1,013	—	1,013
PRA Health Sciences, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	3,241	—	3,241
Premier, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(10)	(25,042)	—	(25,042)
Priceline Group, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	33,473	—	33,473
ProAssurance Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	4,728	—	4,728
Prosperity Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	2,264	—	2,264
PulteGroup, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	(11,600)	—	(11,600)
PVH Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	3,533	—	3,533
QBE Insurance Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	(13)	(829)	—	(829)
QEP Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(1,743)	—	(1,743)
Qiagen N.V.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	893	—	893
Qorvo, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	6,442	—	6,442
Quintiles IMS Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		11	53,317	—	53,317
Ralph Lauren Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	3,390	—	3,390
Range Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(10)	(9,627)	—	(9,627)
Raytheon Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	9,903	—	9,903
Reckitt Benckiser Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(2)	(8,415)	—	(8,415)

A121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Red Electrica Corp. SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(8)	(92)	$—	(92)
Regeneron Pharmaceuticals, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	7,854	—	7,854
Reinsurance Group of America, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	8,236	—	8,236
Remy Cointreau SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	— (r)	252	—	252
RenaissanceRe Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(143)	—	(143)
Renault SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	5	4,208	—	4,208
Repsol SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	37	10,164	—	10,164
Robert Half International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	(2,175)	—	(2,175)
Rolls-Royce Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(1)	(51)	—	(51)
Ross Stores, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	4,943	—	4,943
Rotork PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(4)	112	—	112
Royal Gold, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(5)	1,745	—	1,745
Royal Mail PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	67	(9,560)	—	(9,560)
RPC Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	3	(1,185)	—	(1,185)
RPC, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		10	5,778	—	5,778
RSA Insurance Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(4)	1,926	—	1,926
Ryder System, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	(6,221)	—	(6,221)
S&P 500 VIX Short-Term Excess Return Market Capitalization Index(Q)	-130bps(Q)	Barclays Capital Group	09/18/19		(710)	37,466	—	37,466

A122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Samsonite International SA(M)	1 Day HONIX -40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	(10)	1,901	$—	1,901
Sanderson Farms, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	57	—	57
Santander Consumer USA Holding, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(714)	—	(714)
Santos Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	5	324	—	324
Schlumberger Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(7)	354	—	354
Science Applications International Corp.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs & Co.	10/17/18		1	2,751	—	2,751
Science Applications International Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	1	(834)	—	(834)
Scientific Games International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(9)	(4,588)	—	(4,588)
Seagate Technology PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	(2,508)	—	(2,508)
Sealed Air Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(31)	57,518	—	57,518
Seattle Genetics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	(3,728)	—	(3,728)
SEEK Ltd.(M)	1 Day USOIS -158.7 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	(1)	147	—	147
Sempra Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	12,429	—	12,429
Serco Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(5)	(15)	—	(15)
Service Corp. International(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	2,701	—	2,701
Signature Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	3,784	—	3,784
Signet Jewelers Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	1,600	—	1,600
Silgan Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(158)	—	(158)

A123

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Six Flags Entertainment Corp.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	42	$—	42
Skechers U.S.A., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	2,456	—	2,456
Skyworks Solutions, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		9	39,261	—	39,261
SM Energy Co.(M)	—	Goldman Sachs & Co.	10/17/18		2	(145)	—	(145)
Snap-on, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(1,095)	—	(1,095)
Societe Generale SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	4	264	—	264
Sonoco Products Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(554)	—	(554)
Sotheby’s(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(1,790)	—	(1,790)
Southwest Airlines Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	3,975	—	3,975
Southwest Gas Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	2,719	—	2,719
Southwestern Energy Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	128	—	128
Spectrum Brands Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	6,626	—	6,626
Spirit AeroSystems Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		11	36,263	—	36,263
Spirit Airlines, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	6,424	—	6,424
Splunk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(1,186)	—	(1,186)
Sprouts Farmers Market, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	1,564	—	1,564
Square, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(3,681)	—	(3,681)
SS&C Technologies Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	370	—	370
Standard Chartered PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(11)	(4,233)	—	(4,233)
Standard Life Aberdeen PLC(M)	—	Goldman Sachs & Co.	10/17/18	GBP	(12)	2,059	—	2,059

A124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Stericycle, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	3,142	$—	3,142
Sterling Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	530	—	530
Stifel Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	4,584	—	4,584
Stryker Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	546	—	546
Sun Hung Kai Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	2	(562)	—	(562)
Superior Energy Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(18)	(12,480)	—	(12,480)
Swire Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	5	(451)	—	(451)
SYNNEX Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(21,435)	—	(21,435)
Synopsys, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	(4,257)	—	(4,257)
T. Rowe Price Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	119	—	119
Tableau Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(2,285)	—	(2,285)
Targa Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(19)	(28,035)	—	(28,035)
Target Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		13	10,692	—	10,692
Tate & Lyle PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	11	5,819	—	5,819
Taylor Wimpey PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	148	2,701	—	2,701
TE Connectivity Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(5,293)	—	(5,293)
Tech Data Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		5	(6,444)	—	(6,444)
Technicolor SA(M)	1 Day EONIA -600 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(70)	(1,142)	—	(1,142)

A125

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Techtronic Industries Co. Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	(15)	(99)	$—	(99)
TEGNA, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	1,146	—	1,146
Teledyne Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(121)	—	(121)
Teleperformance(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	1	(4,418)	—	(4,418)
Telephone & Data Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		—	40	—	40
Tempur Sealy International, Inc.(M)	1 Day USOIS -74 bps(M)	Goldman Sachs & Co.	10/17/18		(12)	12,609	—	12,609
Tenet Healthcare Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(17)	(1,562)	—	(1,562)
Teradata Corp.(M)	—	Goldman Sachs & Co.	10/17/18		(1)	195	—	195
Tesco PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(112)	(6,834)	—	(6,834)
Tesla, Inc.(M)	1 Day USOIS -210 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	191,059	—	191,059
Texas Capital Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	2,205	—	2,205
Texas Instruments, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		5	17,254	—	17,254
Textron, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	1,147	—	1,147
Thales SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	3	(810)	—	(810)
Thermo Fisher Scientific, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3	14,735	—	14,735
Thomas Cook Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(15)	4,211	—	4,211
Thor Industries, Inc.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	9,853	—	9,853
TJX Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	4,727	—	4,727
Torchmark Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	1,924	—	1,924

A126

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
TOTAL SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	9	23,123	$—	23,123
Tractor Supply Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	440	—	440
Transocean Ltd.(M)	1 Day USOIS -55.1 bps(M)	Goldman Sachs & Co.	10/17/18		(7)	(16,216)	—	(16,216)
TreeHouse Foods, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(6)	35,730	—	35,730
Trimble, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	369	—	369
TripAdvisor, Inc.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	366	—	366
TUI AG(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	4	4,966	—	4,966
Tupperware Brands Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(1,667)	—	(1,667)
Twitter, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(5)	4,244	—	4,244
Tyson Foods, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		10	(33,828)	—	(33,828)
Ulta Beauty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	(276)	—	(276)
Ultimate Software Group, Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(1,452)	—	(1,452)
Umpqua Holdings Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	964	—	964
Under Armour, Inc.(M)	1 Day USOIS -50.3 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	(3,745)	—	(3,745)
United Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	6,372	—	6,372
United Rentals, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	(1,178)	—	(1,178)
United Therapeutics Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		8	16,280	—	16,280
UnitedHealth Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1	1,125	—	1,125

A127

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Univar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(8)	(23,098)	$—	(23,098)
Universal Display Corp.(M)	1 Day USOIS -70 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	9,745	—	9,745
Universal Health Services, Inc.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	149	—	149
Urban Outfitters, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	(1,473)	—	(1,473)
Valeo SA(M)	—	Goldman Sachs & Co.	10/17/18	EUR	(1)	685	—	685
Valero Energy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		8	(13,224)	—	(13,224)
Valley National Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(2)	1,198	—	1,198
Value Partners Group Ltd.(M)	1 Day HONIX -150 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	(13)	(731)	—	(731)
Valvoline, Inc.(M)	—	Goldman Sachs & Co.	10/17/18		(1)	68	—	68
Varian Medical Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	261	—	261
VeriSign, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2	(2,136)	—	(2,136)
Verizon Communications, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		7	(7,292)	—	(7,292)
Vertex Pharmaceuticals, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	5,184	—	5,184
VF Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	881	—	881
Viacom, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		11	42,076	—	42,076
ViaSat Inc(M)	1 Day USOIS -70 bps(M)	Goldman Sachs & Co.	10/17/18		(4)	(1,198)	—	(1,198)
Vishay Intertechnology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		17	(12,458)	—	(12,458)
Visteon Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	6,043	—	6,043
Vistra Energy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		30	55,013	—	55,013
Vivendi SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs & Co.	10/17/18	EUR	(15)	(10,757)	—	(10,757)

A128

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
VMware, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		3		(2,549)	$—	(2,549)
Vulcan Materials Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(9)		(2,179)	—	(2,179)
W.W. Grainger, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	1,468	—	1,468
WABCO Holdings, Inc.(M)	—	Goldman Sachs & Co.	10/17/18		—	(r)	(31)	—	(31)
Wal-Mart Stores, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		9		(8,078)	—	(8,078)
Waste Management, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	(557)	—	(557)
Waters Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	(62)	—	(62)
Wayfair, Inc.(M)	1 Day USOIS -53 bps(M)	Goldman Sachs & Co.	10/17/18		(2)		(10,940)	—	(10,940)
Weatherford International Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(239)		(81,346)	—	(81,346)
Webster Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	1,017	—	1,017
Weir Group PLC (The)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	(1)		(1,832)	—	(1,832)
Welbilt, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(12)		9,298	—	9,298
WellCare Health Plans, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2		29,778	—	29,778
Werner Enterprises, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		2		(2,601)	—	(2,601)
Western Alliance Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		—	(r)	294	—	294
Western Digital Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6		8,541	—	8,541
Westlake Chemical Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		5		(13,338)	—	(13,338)
WestRock Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		1		(853)	—	(853)
WH Smith PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	7		(4,994)	—	(4,994)

A129

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Whirlpool Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	3,682	$—	3,682
William Hill PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	39	(4,980)	—	(4,980)
Williams Cos., Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(39)	32,465	—	32,465
Williams-Sonoma, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		6	(5,976)	—	(5,976)
Willis Towers Watson PLC(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	49	—	49
WisdomTree Investments Inc(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(1,818)	—	(1,818)
Wolseley PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		— (r)	387	—	387
Wolseley PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	GBP	— (r)	283	—	283
Woodside Petroleum Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs & Co.	10/17/18	AUD	8	8,544	—	8,544
Woodward, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18		4	(841)	—	(841)
Workday, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(4,083)	—	(4,083)
World Fuel Services Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	(858)	—	(858)
WPX Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(17)	(39,630)	—	(39,630)
WR Grace & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(3)	1,862	—	1,862
Wyndham Worldwide Corp.(M)	—	Goldman Sachs & Co.	10/17/18		— (r)	(95)	—	(95)
Wynn Macau Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	6	(1,104)	—	(1,104)
Xerox Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	565	—	565
XPO Logistics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18		(1)	(2,251)	—	(2,251)
Yue Yuen Industrial Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs & Co.	10/17/18	HKD	38	1,198	—	1,198

A130

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Zayo Group Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18	(32)		13,226	$—	13,226
Zebra Technologies Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	—	(r)	12	—	12
Zillow Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18	(2)		(1,331)	—	(1,331)
Zions Bancorporation(M)	1 Day USOIS -25 bps(M)	Goldman Sachs & Co.	10/17/18	—	(r)	470	—	470
Zoetis, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs & Co.	10/17/18	5		13,166	—	13,166

						$1,417,853	$—	$1,417,853

(r) Notional amount is less than $500 par.

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Reverse Repurchase Agreements outstanding at September 30, 2018:

Broker	Interest Rate	Trade Date	Value at September 30, 2018	Maturity Date	Cost
Hong Kong & Shanghai Bank	2.000%	09/24/2018	$1,226,138	Open	$1,245,045

The value of the Reverse Repurchase Agreements are $1,226,138. A Sovereign Bond with a market value of $1,196,911 have been segregated to cover the requirement for the reverse repurchase agreement outstanding as of September 30, 2018.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$1,697,546	$2,243,964
Goldman Sachs & Co.	12,833,694	9,909,450
Morgan Stanley	1,670,963	—
JPMorgan Chase	154,483	—
Credit Suisse First Boston Corp.	—	4,699,008

Total	$16,356,686	$16,852,422

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

A131

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,235,473,822	$—	$—
Common Stocks	287,281,755	149,536,916	34,963
Preferred Stocks	82,933	470,484	58,813
Rights	—	—	13,924
Exchange Traded Funds	48,620,330	—	—
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	2,040,913	—
Collateralized Loan Obligations	—	313,148	—
Home Equity Loans	—	11,807,797	—
Other	—	624,197	—
Residential Mortgage-Backed Securities	—	8,862,134	—
Student Loans	—	2,344,312	—
Bank Loans	—	3,115,904	—
Commercial Mortgage-Backed Securities	—	9,906,736	—
Convertible Bonds	—	540	28,087
Corporate Bonds	—	259,524,572	—
Municipal Bonds	—	1,699,908	—
Residential Mortgage-Backed Securities	—	37,579,134	—
Sovereign Bonds	—	211,721,107	—
U.S. Government Agency Obligations	—	92,285,666	—
U.S. Treasury Obligations	—	604,226,314	—
Unaffiliated Funds	128,532,505	—	—
Repurchase Agreement	—	6,500,000	—
Foreign Treasury Obligations	—	17,596,635	—
Bankers Acceptances	—	5,029,701	—
Options Purchased	119,751	388,555	—
Common Stocks - Short	(98,940,842)	(30,842,687)	—
Preferred Stock – Short	—	(43,924)	—
Options Written	(315,434)	(511,935)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(6,404,029)	—
Financial Futures Contracts	3,075,800	—	—
Commodity Futures Contracts	(965,338)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	861,175	—
OTC Cross Currency Exchange Contract	—	1,176	—
Centrally Cleared Credit Default Swap Agreements	—	184,017	—
OTC Credit Default Swap Agreements	—	(424,738)	—
OTC Inflation Swap Agreements	—	24,529	—
Centrally Cleared Inflation Swap Agreements	—	8,833	—
Centrally Cleared Interest Rate Swap Agreements	—	3,294,720	—
OTC Interest Rate Swap Agreements	—	1,109,710	—
OTC Total Return Swap Agreements	—	1,415,115	2,738

Total	$3,602,965,282	$1,394,246,635	$138,525

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

A132

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%

AFFILIATED MUTUAL FUNDS — 3.0%
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$57,792,418
AST Small-Cap Growth Opportunities Portfolio*	3,015,893	69,214,748
AST Small-Cap Growth Portfolio*	1,329,390	70,962,813
AST Small-Cap Value Portfolio*	2,210,588	65,610,264

TOTAL AFFILIATED MUTUAL FUNDS (cost $182,115,049)(w)		263,580,243

COMMON STOCKS — 50.1%
Aerospace & Defense — 1.2%
Airbus SE (France)	153,786	19,308,500
BAE Systems PLC (United Kingdom)	935,500	7,669,616
Boeing Co. (The)	64,700	24,061,930
BWX Technologies, Inc.	174,743	10,928,427
Leonardo SpA (Italy)	220,300	2,649,310
Meggitt PLC (United Kingdom)	317,500	2,344,743
Raytheon Co.	48,193	9,959,565
Safran SA (France)	130,243	18,252,285
United Technologies Corp.	70,500	9,856,605

		105,030,981

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	35,400	1,260,342
Expeditors International of Washington, Inc.(a)	344,585	25,337,335
Royal Mail PLC (United Kingdom)	446,600	2,773,873
United Parcel Service, Inc. (Class B Stock)	191,894	22,403,625

		51,775,175

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	1,979,200	4,056,990
Deutsche Lufthansa AG (Germany)	215,400	5,293,968
International Consolidated Airlines Group SA (United Kingdom)	396,900	3,418,169
Japan Airlines Co. Ltd. (Japan)	118,800	4,262,295
Qantas Airways Ltd. (Australia)	1,335,100	5,690,322
Southwest Airlines Co.	358,200	22,369,590

		45,091,334

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	45,200	2,200,035
Cie Generale des Etablissements Michelin SCA (France)	50,500	6,032,171
Keihin Corp. (Japan)	174,400	3,599,576
Magna International, Inc. (Canada)	244,800	12,859,344
Showa Corp. (Japan)	178,800	2,743,355
Toyo Tire & Rubber Co. Ltd. (Japan)	123,700	2,223,959
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,886,076
Yokohama Rubber Co. Ltd. (The) (Japan)	184,100	3,963,225

		36,507,741

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	53,100	4,767,976
Daimler AG (Germany)	107,900	6,787,520
Isuzu Motors Ltd. (Japan)	323,200	5,082,643
Mazda Motor Corp. (Japan)	259,600	3,109,566
Nissan Motor Co. Ltd. (Japan)(a)	635,100	5,941,613

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Renault SA (France)	47,600	$4,110,551
Suzuki Motor Corp. (Japan)	169,000	9,671,789
Toyota Motor Corp. (Japan)	53,976	3,369,741
Volkswagen AG (Germany)	29,800	5,187,939

		48,029,338

Banks — 3.4%
ABN AMRO Group NV (Netherlands), CVA, 144A	219,100	5,961,240
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	3,060,703
Banco Santander SA (Spain)	532,800	2,677,025
Bank Hapoalim BM (Israel)	559,300	4,003,499
Barclays PLC (United Kingdom)	761,200	1,702,438
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	3,210,483
BNP Paribas SA (France)	89,000	5,450,206
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,271,500	13,268,023
Citigroup, Inc.	294,800	21,148,952
Credit Agricole SA (France)	334,600	4,801,051
Danske Bank A/S (Denmark)	200,400	5,261,687
DBS Group Holdings Ltd. (Singapore)	129,500	2,470,909
DNB ASA (Norway)	317,000	6,650,643
Fifth Third Bancorp	720,800	20,124,736
Gunma Bank Ltd. (The) (Japan)	459,000	2,356,652
ING Groep NV (Netherlands)	325,100	4,212,501
JPMorgan Chase & Co.	474,200	53,508,728
KBC Group NV (Belgium)	164,503	12,299,081
Keiyo Bank Ltd. (The) (Japan)	163,500	1,375,127
Lloyds Banking Group PLC (United Kingdom)	5,987,700	4,612,617
Mediobanca Banca di Credito Finanziario SpA (Italy)	218,900	2,178,825
Mitsubishi UFJ Financial Group, Inc. (Japan)	872,400	5,421,589
Mizuho Financial Group, Inc. (Japan)	2,654,300	4,622,988
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	1,489,333
Nordea Bank AB (Sweden)	293,400	3,196,500
Resona Holdings, Inc. (Japan)	1,007,500	5,639,967
Signature Bank	53,900	6,189,876
Societe Generale SA (France)	100,100	4,311,193
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	4,917,893
Swedbank AB (Sweden) (Class A Stock)	92,300	2,285,139
Toronto-Dominion Bank (The) (Canada)	296,774	18,034,136
U.S. Bancorp	497,100	26,251,851
Wells Fargo & Co.	835,700	43,924,392

		306,619,983

Beverages — 0.8%
Coca-Cola Amatil Ltd. (Australia)	568,300	4,007,108
Coca-Cola Co. (The)	450,006	20,785,777
Monster Beverage Corp.*	511,881	29,832,425
PepsiCo, Inc.	124,600	13,930,280

		68,555,590

Biotechnology — 0.9%
Amgen, Inc.	78,797	16,333,830

A133

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
CSL Ltd. (Australia)	106,125	$15,439,730
Gilead Sciences, Inc.	178,700	13,797,427
Regeneron Pharmaceuticals, Inc.*	76,751	31,010,474

		76,581,461

Building Products — 0.9%
A.O. Smith Corp.	194,159	10,362,266
AGC, Inc. (Japan)	67,400	2,787,172
Daikin Industries Ltd. (Japan)	136,000	18,096,557
Fortune Brands Home & Security, Inc.	71,900	3,764,684
Geberit AG (Switzerland)	21,622	10,013,319
Johnson Controls International PLC(a)	561,141	19,639,935
Kingspan Group PLC (Ireland)	260,864	12,162,805

		76,826,738

Capital Markets — 1.9%
3i Group PLC (United Kingdom)	447,300	5,480,572
Bank of New York Mellon Corp. (The)	358,500	18,279,915
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	350,326	15,600,017
FactSet Research Systems, Inc.(a)	68,406	15,303,106
Franklin Resources, Inc.(a)	332,100	10,099,161
Investec PLC (South Africa)	263,400	1,854,516
London Stock Exchange Group PLC (United Kingdom)	194,540	11,626,741
Macquarie Group Ltd. (Australia)	180,063	16,360,261
Man Group PLC (United Kingdom)	706,200	1,624,694
Morgan Stanley	487,300	22,693,561
Natixis SA (France)	488,100	3,308,286
Partners Group Holding AG (Switzerland)	17,175	13,590,147
Quilter PLC (United Kingdom), 144A	405,233	706,673
SEI Investments Co.	356,099	21,757,649
St. James’s Place PLC (United Kingdom)	477,694	7,124,602
UBS Group AG (Switzerland)*	457,600	7,191,154

		172,601,055

Chemicals — 1.2%
Arkema SA (France)	114,554	14,194,203
BASF SE (Germany)	80,500	7,151,017
CF Industries Holdings, Inc.	245,200	13,348,688
Covestro AG (Germany), 144A	86,300	6,994,200
DowDuPont, Inc.	317,464	20,416,110
Kaneka Corp. (Japan)	50,000	2,308,308
Lintec Corp. (Japan)	103,200	2,641,837
Mitsubishi Gas Chemical Co., Inc. (Japan)	177,200	3,759,475
Mitsui Chemicals, Inc. (Japan)	147,000	3,667,666
Sherwin-Williams Co. (The)	43,128	19,632,297
Solvay SA (Belgium)	23,200	3,107,753
Teijin Ltd. (Japan)	184,800	3,541,516
Toagosei Co. Ltd. (Japan)	137,500	1,584,403
Ube Industries Ltd. (Japan)	155,200	4,217,856

		106,565,329

Commercial Services & Supplies — 0.2%
Babcock International Group PLC (United Kingdom)	173,700	1,636,064
Cintas Corp.	71,704	14,183,768
Stericycle, Inc.*	100,560	5,900,861

		21,720,693

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 0.7%
Cisco Systems, Inc.	1,194,239	$58,099,727

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	315,864	13,432,831
Astaldi SpA (Italy)*(a)	67,300	62,815
CIMIC Group Ltd. (Australia)	1	37
Hazama Ando Corp. (Japan)	333,700	2,543,501

		16,039,184

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (China)	4,476,000	5,211,809
CSR Ltd. (Australia)	980,600	2,669,393
Sumitomo Osaka Cement Co. Ltd. (Japan)(a)	32,800	1,359,188
Vulcan Materials Co.	49,800	5,537,760

		14,778,150

Consumer Finance — 0.1%
American Express Co.	93,074	9,911,450

Containers & Packaging — 0.3%
International Paper Co.	369,800	18,175,670
RPC Group PLC (United Kingdom)	147,600	1,526,972
Smurfit Kappa Group PLC (Ireland)	95,100	3,760,572

		23,463,214

Distributors — 0.0%
Inchcape PLC (United Kingdom)	284,700	2,481,833

Diversified Financial Services — 0.2%
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,697,947
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	485,400	2,855,999
ORIX Corp. (Japan)	788,300	12,728,524

		18,282,470

Diversified Telecommunication Services — 0.5%
BT Group PLC (United Kingdom)	1,143,500	3,355,502
Nippon Telegraph & Telephone Corp. (Japan)	265,100	11,923,387
Orange SA (France)	321,200	5,111,141
Verizon Communications, Inc.	496,800	26,524,152

		46,914,182

Electric Utilities — 1.1%
EDP - Energias de Portugal SA (Portugal)	763,500	2,814,138
Enel SpA (Italy)	1,882,800	9,630,646
Evergy, Inc.	264,000	14,498,880
Exelon Corp.	260,800	11,386,528
Iberdrola SA (Spain)	652,500	4,796,481
NextEra Energy, Inc.	6,300	1,055,880
Orsted A/S (Denmark), 144A	206,634	14,042,815
PG&E Corp.*	296,777	13,654,710
Southern Co. (The)	561,000	24,459,600
SSE PLC (United Kingdom)	202,100	3,017,016

		99,356,694

Electrical Equipment — 0.1%
Fujikura Ltd. (Japan)	554,000	2,614,828

A134

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Signify NV (Netherlands), 144A	108,000	$2,790,058

		5,404,886

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	176,069	16,554,007
Enplas Corp. (Japan)	38,600	1,105,281
Hexagon AB (Sweden) (Class B Stock)	216,398	12,684,233
Hitachi High-Technologies Corp. (Japan)	61,600	2,118,571
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	2,103,910
Keyence Corp. (Japan)	32,400	18,839,958
Kingboard Holdings Ltd. (Hong Kong)	966,600	3,151,430
TE Connectivity Ltd.	111,700	9,821,781
Tongda Group Holdings Ltd. (Hong Kong)(a)	12,390,000	1,823,498

		68,202,669

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	358,050	21,812,406
Tenaris SA (Luxembourg)	461,035	7,714,097

		29,526,503

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.(a)	47,862	6,020,561
American Campus Communities, Inc.	60,906	2,506,891
American Homes 4 Rent (Class A Stock)	35,356	773,943
American Tower Corp.	28,744	4,176,503
Apartment Investment & Management Co. (Class A Stock)	85,107	3,755,772
AvalonBay Communities, Inc.	41,734	7,560,114
Boston Properties, Inc.	42,992	5,291,885
Brandywine Realty Trust	73,752	1,159,381
Camden Property Trust	32,551	3,045,797
CoreSite Realty Corp.	1,300	144,482
Corporate Office Properties Trust	53,839	1,606,017
CubeSmart	64,568	1,842,125
CyrusOne, Inc.	13,258	840,557
Digital Realty Trust, Inc.	62,316	7,009,304
Douglas Emmett, Inc.	75,519	2,848,577
Duke Realty Corp.	162,324	4,605,132
Equinix, Inc.	12,469	5,397,705
Equity LifeStyle Properties, Inc.	36,876	3,556,690
Equity Residential	144,368	9,565,824
Essex Property Trust, Inc.	18,180	4,485,188
Extra Space Storage, Inc.	17,441	1,511,088
Federal Realty Investment Trust	20,328	2,570,882
First Industrial Realty Trust, Inc.	39,049	1,226,139
HCP, Inc.	135,092	3,555,621
Healthcare Realty Trust, Inc.	26,527	776,180
Healthcare Trust of America, Inc. (Class A Stock)	26,517	707,208
Host Hotels & Resorts, Inc.	226,338	4,775,732
Hudson Pacific Properties, Inc.	81,074	2,652,741
Invitation Homes, Inc.(a)	144,799	3,317,345
Kilroy Realty Corp.(a)	43,138	3,092,563
Liberty Property Trust	47,730	2,016,593
Mid-America Apartment Communities, Inc.	32,352	3,241,023
Park Hotels & Resorts, Inc.(a)	28,285	928,314
Prologis, Inc.	165,836	11,242,014
Public Storage(a)	41,654	8,398,696

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Regency Centers Corp.	35,713	$2,309,560
Rexford Industrial Realty, Inc.	61,370	1,961,385
Ryman Hospitality Properties, Inc.	33,669	2,901,258
SBA Communications Corp.*	126,090	20,253,837
Segro PLC (United Kingdom)	1,139,651	9,469,992
Simon Property Group, Inc.	94,748	16,746,709
SL Green Realty Corp.	120,828	11,784,355
STORE Capital Corp.	23,969	666,099
Sun Communities, Inc.	78,837	8,005,109
Taubman Centers, Inc.	30,429	1,820,567
UDR, Inc.	94,956	3,839,071
Ventas, Inc.	114,856	6,245,869
Vornado Realty Trust	50,788	3,707,524
Welltower, Inc.	65,368	4,204,470
Weyerhaeuser Co.	411,264	13,271,489

		233,391,881

Food & Staples Retailing — 0.7%
Bid Corp. Ltd. (South Africa)	277,852	5,791,690
Costco Wholesale Corp.	76,863	18,053,581
Distribuidora Internacional de Alimentacion SA (Spain)(a)	580,300	1,346,206
J Sainsbury PLC (United Kingdom)	1,407,688	5,900,009
Koninklijke Ahold Delhaize NV (Netherlands)	269,000	6,148,581
Metcash Ltd. (Australia)	2,040,500	4,419,372
METRO AG (Germany)(a)	169,600	2,654,389
Valor Holdings Co. Ltd. (Japan)	63,300	1,462,834
Walmart, Inc.	218,300	20,500,553

		66,277,215

Food Products — 0.9%
Bunge Ltd.	212,900	14,628,359
Danone SA (France), ADR(a)	1,555,056	24,048,941
Leroy Seafood Group ASA (Norway)	287,700	2,346,341
Marine Harvest ASA (Norway)	100,900	2,333,582
Origin Enterprises PLC (Ireland)(a)	206,800	1,365,077
Premier Foods PLC (United Kingdom)*	672,846	373,266
Prima Meat Packers Ltd. (Japan)	51,600	1,216,069
Salmar ASA (Norway)	77,300	3,844,783
Tate & Lyle PLC (United Kingdom)	230,600	2,051,971
Tyson Foods, Inc. (Class A Stock)	449,900	26,782,547
WH Group Ltd. (Hong Kong), 144A	7,092,000	4,988,420

		83,979,356

Health Care Equipment & Supplies — 1.9%
Becton, Dickinson & Co.	37,900	9,891,900
Coloplast A/S (Denmark) (Class B Stock)	122,079	12,467,350
Danaher Corp.	156,380	16,992,251
DexCom, Inc.*(a)	130,857	18,717,785
Edwards Lifesciences Corp.*(a)	87,456	15,226,090
Hologic, Inc.*	328,100	13,445,538
Intuitive Surgical, Inc.*	43,338	24,876,012
Koninklijke Philips NV (Netherlands)	387,351	17,608,142
Medtronic PLC	315,468	31,032,587
Varian Medical Systems, Inc.*	124,734	13,961,477

		174,219,132

Health Care Providers & Services — 0.5%
Aetna, Inc.	130,000	26,370,500
CVS Health Corp.	210,300	16,554,816

A135

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Toho Holdings Co. Ltd. (Japan)	79,050	$2,098,287

		45,023,603

Health Care Technology — 0.2%
Cerner Corp.*	296,960	19,127,194

Hotels, Restaurants & Leisure — 1.2%
Aristocrat Leisure Ltd. (Australia)	399,725	8,213,607
Carnival Corp.(a)	173,600	11,070,472
Compass Group PLC (United Kingdom)	646,204	14,355,779
Galaxy Entertainment Group Ltd. (Hong Kong)	1,216,000	7,704,349
Hilton Worldwide Holdings, Inc.	36,277	2,930,456
Las Vegas Sands Corp.	126,423	7,500,677
Marriott International, Inc. (Class A Stock)	17,878	2,360,432
Restaurant Group PLC (The) (United Kingdom)	425,632	1,654,899
Starbucks Corp.	410,670	23,342,483
Yum China Holdings, Inc. (China)	299,139	10,502,770
Yum! Brands, Inc.	167,453	15,223,152

		104,859,076

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	511,722	3,781,545
Bellway PLC (United Kingdom)	126,500	4,967,432
Berkeley Group Holdings PLC (United Kingdom)	82,800	3,965,878
Bovis Homes Group PLC (United Kingdom)	140,500	1,965,671
Electrolux AB (Sweden) (Class B Stock)	104,800	2,307,612
JM AB (Sweden)	73,900	1,450,134
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	1,612,061
Sumitomo Forestry Co. Ltd. (Japan)	152,000	2,636,346
Taylor Wimpey PLC (United Kingdom)	729,300	1,633,675

		24,320,354

Household Products — 0.7%
Colgate-Palmolive Co.	260,633	17,449,379
Kimberly-Clark Corp.	180,400	20,500,656
Procter & Gamble Co. (The)	262,206	21,823,405

		59,773,440

Industrial Conglomerates — 0.4%
General Electric Co.	397,700	4,490,033
Nisshinbo Holdings, Inc. (Japan)	150,600	1,791,994
Rheinmetall AG (Germany)	36,500	3,810,580
Roper Technologies, Inc.	66,292	19,636,353
Siemens AG (Germany)	24,700	3,158,245

		32,887,205

Insurance — 2.1%
Aegon NV (Netherlands)	398,200	2,581,088
AIA Group Ltd. (Hong Kong)	2,432,400	21,767,123
Allianz SE (Germany)	44,000	9,790,589
American International Group, Inc.	332,702	17,713,054
Aviva PLC (United Kingdom)	581,500	3,714,179
AXA SA (France)	174,000	4,685,881
Baloise Holding AG (Switzerland)	31,400	4,775,506
Brighthouse Financial, Inc.*	173,399	7,671,172
Chubb Ltd.	186,500	24,923,860
CNP Assurances (France)	167,700	4,036,786

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Helvetia Holding AG (Switzerland)	6,500	$3,958,925
Legal & General Group PLC (United Kingdom)	1,300,900	4,444,413
Loews Corp.(a)	291,830	14,658,621
Marsh & McLennan Cos., Inc.	192,614	15,933,030
MetLife, Inc.	395,100	18,459,072
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	27,100	5,999,395
NN Group NV (Netherlands)	70,200	3,127,868
Old Mutual Ltd. (South Africa)	683,900	1,445,303
Swiss Life Holding AG (Switzerland)*	22,600	8,552,850
Swiss Re AG (Switzerland)	88,000	8,116,911
Zurich Insurance Group AG (Switzerland)	8,000	2,523,476

		188,879,102

Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.*	48,363	96,871,089
Booking Holdings, Inc.*	8,760	17,379,840

		114,250,929

Internet Software & Services — 2.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	483,236	79,617,964
Alphabet, Inc. (Class A Stock)*	22,485	27,141,194
Alphabet, Inc. (Class C Stock)*	40,235	48,019,266
Facebook, Inc. (Class A Stock)*	408,101	67,116,290
NetEase, Inc. (China), ADR	30,889	7,050,414
Tencent Holdings Ltd. (China)	373,400	15,397,016

		244,342,144

IT Services — 2.0%
Adyen NV (Netherlands), 144A*	4,530	3,706,897
Amadeus IT Group SA (Spain)	195,494	18,140,408
Atos SE (France)	17,800	2,116,609
Automatic Data Processing, Inc.	57,156	8,611,123
Capgemini SE (France)	120,408	15,144,921
FleetCor Technologies, Inc.*	38,895	8,861,837
Genpact Ltd.	432,034	13,224,561
InterXion Holding NV (Netherlands)*	27,036	1,819,523
PayPal Holdings, Inc.*	238,360	20,937,542
Visa, Inc. (Class A Stock)(a)	550,812	82,671,373

		175,234,794

Leisure Products — 0.0%
Mattel, Inc.*(a)	258,163	4,053,159

Life Sciences Tools & Services — 0.5%
Lonza Group AG (Switzerland)*	53,873	18,348,229
Thermo Fisher Scientific, Inc.	110,518	26,975,233

		45,323,462

Machinery — 1.1%
Atlas Copco AB (Sweden) (Class A Stock)	374,773	10,791,584
Deere & Co.(a)	147,586	22,186,603
Epiroc AB (Sweden) (Class A)*	570,253	6,374,498
Fortive Corp.(a)	225,388	18,977,670
Hong Leong Asia Ltd. (Singapore)*	377,000	154,651
Illinois Tool Works, Inc.(a)	74,800	10,555,776
NTN Corp. (Japan)	383,500	1,567,707
Rational AG (Germany)	12,798	9,260,146
SKF AB (Sweden) (Class B Stock)	92,900	1,830,810

A136

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Sumitomo Heavy Industries Ltd. (Japan)	94,200	$3,358,848
Tsubakimoto Chain Co. (Japan)	74,400	3,439,373
Vesuvius PLC (United Kingdom)	152,000	1,277,987
Volvo AB (Sweden) (Class B Stock)	455,500	8,036,776

		97,812,429

Marine — 0.0%
Dfds A/S (Denmark)	44,500	2,199,323

Media — 0.6%
Comcast Corp. (Class A Stock)	434,200	15,375,022
News Corp. (Class A Stock)	521,200	6,874,628
Reach PLC (United Kingdom)	126,600	111,692
SKY Perfect JSAT Holdings, Inc. (Japan)	631,200	3,043,141
Twenty-First Century Fox, Inc. (Class B Stock)	603,100	27,634,042

		53,038,525

Metals & Mining — 0.4%
Aurubis AG (Germany)	28,200	1,967,633
Ausdrill Ltd. (Australia)	991,000	1,266,357
Bekaert SA (Belgium)	53,100	1,321,651
BHP Billiton PLC (Australia)	750,970	16,363,732
Boliden AB (Sweden)	113,400	3,155,129
Dowa Holdings Co. Ltd. (Japan)	67,400	2,138,487
Fortescue Metals Group Ltd. (Australia)	491,100	1,393,811
Mineral Resources Ltd. (Australia)	235,600	2,706,688
Rio Tinto Ltd. (Australia)	84,800	4,816,854
voestalpine AG (Austria)	90,700	4,149,386

		39,279,728

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.	31,465	677,127

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)(a)	1,464,900	186,252
Dollarama, Inc. (Canada)	266,270	8,388,129
Harvey Norman Holdings Ltd. (Australia)(a)	883,000	2,245,507
Kohl’s Corp.	88,000	6,560,400
Marks & Spencer Group PLC (United Kingdom)	849,800	3,193,559
Myer Holdings Ltd. (Australia)*(a)	2,114,200	778,542

		21,352,389

Multi-Utilities — 0.1%
A2A SpA (Italy)	2,139,700	3,717,122
Engie SA (France)	165,400	2,433,336

		6,150,458

Oil, Gas & Consumable Fuels — 2.7%
Apache Corp.(a)	140,000	6,673,800
BP PLC (United Kingdom)	1,350,000	10,339,298
Caltex Australia Ltd. (Australia)	98,100	2,119,914
Canadian Natural Resources Ltd. (Canada)	322,900	10,545,914
EQT Corp.	152,900	6,762,767
Equinor ASA (Norway)	125,200	3,524,634
Exxon Mobil Corp.	412,900	35,104,758
Hess Corp.	202,700	14,509,266
Occidental Petroleum Corp.	205,500	16,885,935
OMV AG (Austria)	93,900	5,275,031
Repsol SA (Spain)	266,500	5,296,194

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	431,334	$14,734,655
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	494,500	17,285,944
Suncor Energy, Inc. (Canada)	277,193	10,725,898
TOTAL SA (France)(a)	367,537	23,785,041
TOTAL SA (France), ADR(a)	593,600	38,221,904
TransCanada Corp. (Canada)	469,869	19,010,900

		240,801,853

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	2,829,000	2,622,381
UPM-Kymmene OYJ (Finland)	187,200	7,341,136

		9,963,517

Personal Products — 0.3%
Asaleo Care Ltd. (Australia)	1,559,600	817,143
Estee Lauder Cos., Inc. (The) (Class A Stock)	95,458	13,871,957
Shiseido Co. Ltd. (Japan)	190,600	14,801,145

		29,490,245

Pharmaceuticals — 2.6%
GlaxoSmithKline PLC (United Kingdom)	580,400	11,627,444
Johnson & Johnson	183,500	25,354,195
Merck & Co., Inc.	526,613	37,357,926
Novartis AG (Switzerland), ADR	167,461	14,428,440
Novo Nordisk A/S (Denmark), ADR	490,131	23,104,775
Novo Nordisk A/S (Denmark) (Class B Stock)	245,391	11,562,935
Perrigo Co. PLC(a)	164,300	11,632,440
Pfizer, Inc.	781,400	34,436,298
Roche Holding AG (Switzerland)	68,555	16,590,911
Sanofi (France)	169,300	15,035,239
Sawai Pharmaceutical Co. Ltd. (Japan)	29,900	1,611,424
Teva Pharmaceutical Industries Ltd. (Israel)	86,700	1,865,336
Towa Pharmaceutical Co. Ltd. (Japan)	32,800	2,433,919
UCB SA (Belgium)	47,800	4,287,296
Zoetis, Inc.	279,445	25,585,984

		236,914,562

Professional Services — 0.4%
Experian PLC (United Kingdom)	559,184	14,358,758
Nielsen Holdings PLC	333,900	9,235,673
RELX PLC (United Kingdom)	497,205	10,464,867

		34,059,298

Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,455,195
LendLease Group (Australia)	347,900	4,938,815
Nomura Real Estate Holdings, Inc. (Japan)	159,400	3,215,658
Wheelock & Co. Ltd. (Hong Kong)	326,000	1,955,173

		11,564,841

Road & Rail — 0.4%
Canadian National Railway Co. (Canada)	203,071	18,221,599
Canadian Pacific Railway Ltd. (Canada)	32,700	6,930,438
Firstgroup PLC (United Kingdom)*	1,684,400	1,998,195

A137

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Go-Ahead Group PLC (The) (United Kingdom)	74,300	$1,560,633
National Express Group PLC (United Kingdom)	606,200	3,094,084

		31,804,949

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	196,000	7,575,400
BE Semiconductor Industries NV (Netherlands)	61,700	1,300,563
Infineon Technologies AG (Germany)	380,194	8,620,340
NXP Semiconductors NV (Netherlands)	105,822	9,047,781
QUALCOMM, Inc.(a)	755,527	54,420,610
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,234,000	19,142,490
Texas Instruments, Inc.	125,900	13,507,811
Tokyo Electron Ltd. (Japan)	21,900	3,001,975
Ulvac, Inc. (Japan)	59,975	2,245,484
Xinyi Solar Holdings Ltd. (China)	6,034,000	1,856,187

		120,718,641

Software — 3.2%
Adobe Systems, Inc.*	71,388	19,271,191
Autodesk, Inc.*	345,257	53,898,071
Electronic Arts, Inc.*	155,390	18,722,941
Intuit, Inc.	104,997	23,876,318
Microsoft Corp.	689,229	78,827,121
Oracle Corp.	866,527	44,678,132
salesforce.com, Inc.*	135,637	21,570,352
SAP SE (Germany)	99,853	12,283,948
Temenos AG (Switzerland)*	85,902	13,900,167

		287,028,241

Specialty Retail — 0.4%
Geo Holdings Corp. (Japan)	96,500	1,458,582
Kingfisher PLC (United Kingdom)	938,200	3,146,796
Nitori Holdings Co. Ltd. (Japan)	73,600	10,547,720
TJX Cos., Inc. (The)	149,831	16,784,069

		31,937,167

Technology Hardware, Storage & Peripherals — 0.0%
Eizo Corp. (Japan)	52,400	2,369,528

Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE (France)	49,910	17,643,193
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	2,106,932

		19,750,125

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	353,044	8,557,030
Paragon Banking Group PLC (United Kingdom)	512,700	3,199,457

		11,756,487

Tobacco — 0.2%
Philip Morris International, Inc.	246,600	20,107,764

Trading Companies & Distributors — 0.3%
Ferguson PLC (Switzerland)	145,471	12,331,527

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
ITOCHU Corp. (Japan)(a)	379,700	$6,943,940
Marubeni Corp. (Japan)	566,100	5,176,119

		24,451,586

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	411,300	11,367,068
NTT DOCOMO, Inc. (Japan)	102,900	2,764,742
Rogers Communications, Inc. (Canada) (Class B Stock)	186,757	9,604,976

		23,736,786

TOTAL COMMON STOCKS (cost $3,559,896,617)		4,481,273,995

PREFERRED STOCKS — 0.3%
Capital Markets — 0.0%
State Street Corp., Series G, 5.350%	15,000	385,650

Electric Utilities — 0.1%
NextEra Energy, Inc. (PRFC), CVT, 6.123%(a)	207,544	11,819,631

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co. (PRFC), CVT, 6.125%	51,611	3,373,295

Multi-Utilities — 0.1%
Sempra Energy (PRFC), CVT, 6.000%	80,932	8,161,183
Sempra Energy (PRFC), CVT, 6.750%(a)	19,483	1,963,789

		10,124,972

TOTAL PREFERRED STOCKS (cost $23,236,595)		25,703,548

	Units
RIGHTS* — 0.0%
Banks
Hong Leong Asia Ltd. (Singapore), expiring 10/19/18	377,000	5,732

Multiline Retail
Harvey Norman Holdings Ltd. (Australia),expiring 10/15/18(a)	13,939	8,061

TOTAL RIGHTS (cost $ —)		13,793

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 9.7%
iShares Core U.S. Aggregate Bond ETF	931,684	98,311,295
iShares Floating Rate Bond ETF	1,037,280	52,922,026
iShares JPMorgan USD Emerging Markets Bond ETF	362,923	39,126,728
iShares MSCI EAFE ETF	2,647,806	180,024,330
iShares MSCI Japan ETF(a)	29,620	1,784,013
iShares Russell 1000 Growth Index Fund(a)	446,789	69,690,148
iShares Russell 1000 Value ETF(a)	531,366	67,281,562
iShares Russell 2000 ETF(a)	173,098	29,175,668
iShares TIPS Bond Fund	271,746	30,060,543
SPDR S&P 500 ETF Trust Fund	760,133	220,985,866
Vanguard REIT ETF(a)	319,491	25,776,534

A138

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

		Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
Vanguard Total International Bond ETF(a)		904,240	$49,317,250

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $738,284,059)			864,455,963

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.9%
Automobiles — 0.0%
Hertz Vehicle Financing II LP,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	100	98,389
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	1,127	1,124,301

			1,222,690

Collateralized Loan Obligations — 2.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A
3.609%(c)	07/15/30	4,500	4,505,476
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A
3.619%(c)	07/15/29	500	500,513
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
3.599%(c)	07/16/29	2,000	2,002,463
Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A
3.639%(c)	01/16/30	3,000	2,998,183
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A
3.322%(c)	04/23/31	1,500	1,488,788
Battalion CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 3 Month LIBOR + 1.040%, 144A
3.376%(c)	07/17/28	1,200	1,199,771
Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A
3.673%(c)	07/18/30	2,500	2,505,921
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.589%(c)	07/15/29	1,500	1,501,719
Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A
3.339%(c)	04/15/29	469	469,718
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AS, 3 Month LIBOR + 1.250%, 144A
3.589%(c)	04/15/29	1,000	1,000,999
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A
3.306%(c)	04/17/31	4,000	3,972,480

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 3 Month LIBOR + 1.230%, 144A
3.578%(c)	04/20/31	2,000	$2,001,643
Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A
3.568%(c)	07/20/31	750	751,332
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A
3.330%(c)	04/24/31	4,000	3,972,188
Series 2014-2RA, Class A1, 3 Month LIBOR + 1.050%, 144A
3.164%(c)	04/24/30	7,500	7,479,629
Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A
3.457%(c)	01/22/31	3,250	3,241,354
Series 2018-2A, Class A1, 3 Month LIBOR + 1.040%, 144A
3.093%(c)	04/20/31	2,500	2,489,884
Elevation CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A
3.883%(c)	04/18/27	6,500	6,520,357
Series 2015-4A, Class B, 3 Month LIBOR + 2.430%, 144A
4.763%(c)	04/18/27	2,500	2,510,346
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A
3.104%(c)	11/15/26	6,500	6,474,326
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-2A, Class A1, 3 Month LIBOR + 1.180%, 144A
3.528%(c)	10/20/31	2,250	2,248,972
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A
3.365%(c)	04/25/31	5,000	4,968,159
Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A
3.627%(c)	10/23/29	5,250	5,258,299
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-9A, Class A1B, 3 Month LIBOR + 1.500%, 144A
3.848%(c)	10/20/28	6,000	6,001,706
KKR CLO Ltd. (Cayman Islands),
Series 18, Class A, 3 Month LIBOR + 1.270%, 144A
3.603%(c)	07/18/30	4,000	4,004,035
KVK CLO Ltd. (Cayman Islands),
Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.519%(c)	07/15/26	2,000	2,000,249
Series 2018-1A, Class A, 3 Month LIBOR + 0.930%, 144A
3.261%(c)	05/20/29	6,000	5,988,383
Midocean Credit CLO (Cayman Islands),
Series 2018-9A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.397%(c)	07/20/31	1,200	1,197,630

A139

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A
3.549%(c)	01/16/31	3,000	$3,000,512
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
3.189%(c)	01/15/28	3,000	2,986,355
OZLM Funding Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.597%(c)	10/22/30	4,000	4,005,200
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A
3.416%(c)	04/17/31	3,000	2,985,287
Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.589%(c)	10/30/30	4,000	4,004,059
Series 2018-20A, Class A1, 3 Month LIBOR + 1.050%, 144A
3.210%(c)	04/20/31	3,000	2,990,060
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A
3.466%(c)	01/17/31	4,000	3,993,590
Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A
3.618%(c)	07/20/30	6,000	6,007,487
Regatta Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A
3.586%(c)	10/17/30	1,500	1,501,907
Romark CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.378%(c)	04/20/31	1,000	994,133
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-7RA, Class A1, 3 Month LIBOR + 1.170%, 144A
3.509%(c)	07/15/31	4,250	4,246,237
Series 2017-11A, Class A, 3 Month LIBOR + 1.270%, 144A
3.584%(c)	08/15/30	1,250	1,251,721
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
3.998%(c)	07/20/28	2,500	2,501,248
Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A
4.008%(c)	10/20/28	4,750	4,752,255
Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A
3.615%(c)	07/25/30	1,250	1,251,576
TIAA CLO I Ltd. (Cayman Islands),
Series 2016-1A, Class AR, 3 Month LIBOR + 1.200%, 144A
3.548%(c)	07/20/31	5,250	5,249,669
TICP CLO Ltd. (Cayman Islands),
Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A
3.569%(c)	07/15/29	2,250	2,252,097

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 3 Month LIBOR + 1.400%, 144A
3.739%(c)	07/15/27	4,500	$4,467,040
Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A
3.350%(c)	10/18/31	5,250	5,250,043
Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A
4.035%(c)	10/25/28	4,250	4,252,131
Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A
3.655%(c)	07/25/29	3,500	3,505,962
Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A
3.545%(c)	01/25/31	3,000	3,000,647
Series 2017-7A, Class B, 3 Month LIBOR + 1.600%, 144A
3.935%(c)	01/25/31	1,750	1,742,857
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A2R, 3 Month LIBOR + 1.500%, 144A
3.848%(c)	04/15/29	2,000	1,995,066
Vibrant CLO Ltd. (Cayman Islands),
Series 2016-4A, Class A1, 3 Month LIBOR + 1.650%, 144A
3.998%(c)	07/20/28	4,250	4,258,797
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A
3.305%(c)	04/25/31	3,000	2,979,075
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	10/20/29	4,000	4,005,431
Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.486%(c)	01/17/31	3,750	3,743,769
Series 2018-1A, Class A, 3 Month LIBOR + 1.100%, 144A
3.470%(c)	07/17/31	7,000	6,965,948
York CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 1.150%, 144A
3.497%(c)	01/22/31	2,000	2,000,035
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A
3.709%(c)	07/15/29	1,500	1,503,235

			192,897,952

Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2017-1A, Class A, 144A
2.830%	12/22/25	1,000	994,327
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A
2.570%	07/18/25	38	37,582
Series 2015-2A, Class C, 144A
4.320%	07/18/25	1,000	1,004,119
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,626	1,634,930
Series 2017-1A, Class B, 144A
2.790%	09/14/32	500	484,070

A140

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Consumer Loans (cont’d.)
Series 2017-1A, Class C, 144A
3.350%	09/14/32	500	$488,617
Oportun Funding LLC,
Series 2016-C, Class A, 144A
3.280%	11/08/21	2,450	2,451,272
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,250	1,228,662
Series 2017-B, Class A, 144A
3.220%	10/10/23	2,750	2,707,441
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,010	998,778
PNMAC GMSR Issuer Trust,
Series 2018-GT2, Class A, 1 Month LIBOR + 2.650%, 144A
4.866%(c)	08/25/25	1,000	1,008,105
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	2,377	2,366,935
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	2,778	2,777,820

			18,182,658

Credit Cards — 0.0%
Golden Credit Card Trust (Canada),
Series 2017-1A, Class A, 1 Month LIBOR + 0.400%, 144A
2.558%(c)	02/15/21	2,500	2,502,316

Home Equity Loans — 0.5%
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%
2.916%(c)	06/25/34	60	60,250
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.600%
2.816%(c)	10/25/34	326	328,327
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%
3.026%(c)	06/25/34	1,602	1,600,366
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975%
3.191%(c)	12/25/34	3,380	3,398,176
Series 2005-HE5, Class M2, 1 Month LIBOR + 1.035%
3.251%(c)	06/25/35	2,178	2,200,777
Series 2006-HE1, Class 1M1, 1 Month LIBOR + 0.410%
2.626%(c)	12/25/35	222	222,395
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%
2.416%(c)	04/25/37	425	558,845
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1, 1 Month LIBOR + 0.145%, 144A
2.361%(c)	09/25/36	982	945,019
Series 2007-AHL1, Class A2C, 1 Month LIBOR + 0.210%
2.426%(c)	12/25/36	2,900	2,741,370
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-HE3, Class A, 1 Month LIBOR + 0.760%
2.976%(c)	12/25/33	179	177,965
Series 2005-HE4, Class M3, 1 Month LIBOR + 0.460%
2.676%(c)	10/25/35	200	185,188
First NLC Trust,
Series 2007-1, Class A1, 1 Month LIBOR + 0.070%, 144A
2.286%(c)	08/25/37	969	590,911

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
3.071%(c)	08/25/34	294	$292,083
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4, 1 Month LIBOR + 0.150%
2.366%(c)	08/25/36	2,432	2,415,537
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.645%
2.861%(c)	06/25/35	87	86,802
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.110%
2.326%(c)	08/25/36	3,737	2,040,102
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%
3.116%(c)	05/25/34	1,484	1,481,353
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.660%
2.876%(c)	01/25/35	602	593,238
Series 2007-HE6, Class A1, 1 Month LIBOR + 0.060%
2.276%(c)	05/25/37	24	21,556
New Residential Mortgage Trust,
Series 2018-1A, Class A1A, 144A
4.000%(cc)	12/25/57	1,571	1,577,591
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2006-FM1, Class 2A4, 1 Month LIBOR + 0.330%
2.546%(c)	11/25/35	3,000	2,665,070
Series 2006-WF1, Class M2, 1 Month LIBOR + 0.290%
2.506%(c)	03/25/36	700	681,813
NovaStar Mortgage Funding Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.705%
2.921%(c)	01/25/36	400	396,995
Option One Mortgage Loan Trust,
Series 2004-3, Class M2, 1 Month LIBOR + 0.855%
3.071%(c)	11/25/34	819	818,089
Series 2005-4, Class M1, 1 Month LIBOR + 0.440%
2.656%(c)	11/25/35	759	758,337
RAMP Trust,
Series 2005-EFC4, Class M3, 1 Month LIBOR + 0.480%
2.696%(c)	09/25/35	6,600	6,649,412
RASC Trust,
Series 2005-AHL1, Class M1, 1 Month LIBOR + 0.675%
2.891%(c)	09/25/35	279	277,799
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.440%
2.656%(c)	11/25/35	2,000	1,994,435
Renaissance Home Equity Loan Trust,
Series 2007-3, Class AF3
7.238%	09/25/37	597	354,549
Soundview Home Loan Trust,
Series 2006-3, Class A4, 1 Month LIBOR + 0.250%
2.466%(c)	11/25/36	4,000	3,716,227
Series 2006-NLC1, Class A1, 1 Month LIBOR + 0.060%, 144A
2.276%(c)	11/25/36	25	10,963
Series 2006-OPT2, Class A3, 1 Month LIBOR + 0.180%
2.396%(c)	05/25/36	710	708,325
Terwin Mortgage Trust,
Series 2003-6HE, Class A1, 1 Month LIBOR + 0.940%
3.156%(c)	11/25/33	56	54,487

A141

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
2.466%(c)	04/25/37	4,512	$2,425,641

			43,029,993

Other — 0.0%
Oportun Funding LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	850	846,492
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	497,614

			1,344,106

Residential Mortgage-Backed Securities — 0.9%
Ameriquest Mortgage Securities Trust,
Series 2005-R4, Class M2, 1 Month LIBOR + 0.675%
2.891%(c)	07/25/35	7,400	7,412,869
Series 2006-R1, Class M1, 1 Month LIBOR + 0.390%
2.606%(c)	03/25/36	2,900	2,879,675
Bayview Koitere Fund Trust,
Series 2018-RN4, Class A1, 144A
3.623%	03/28/33	378	375,739
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AQ1, Class A1, 1 Month LIBOR + 0.110%
2.326%(c)	04/25/31	140	188,293
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC1, Class M2, 1 Month LIBOR + 1.050%
3.266%(c)	09/25/34	655	648,673
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
2.746%(c)	02/25/36	700	695,077
Series 2005-17, Class 2AV, 1 Month LIBOR + 0.240%
2.456%(c)	05/25/36	4,769	4,744,723
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
2.676%(c)	05/25/36	2,600	2,557,929
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140%
2.356%(c)	06/25/37	2,642	2,488,670
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6, Class A1, 1 Month LIBOR + 0.120%, 144A
2.336%(c)	07/25/37	44	29,770
Credit-Based Asset Servicing & Securitization Trust,
Series 2006-CB9, Class A1, 1 Month LIBOR + 0.060%
2.276%(c)	11/25/36	21	13,414
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36	43	18,284
CSMC Trust,
Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A
5.254%(c)	12/26/46	3,244	3,304,113
Series 2018-RPL8, Class A1, 144A
4.125%	07/25/58	300	298,892
Fieldstone Mortgage Investment Trust,
Series 2006-1, Class A2, 1 Month LIBOR + 0.190%
2.406%(c)	05/25/36	1,936	1,489,377
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115%
2.331%(c)	07/25/36	2,900	2,711,963
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
2.526%(c)	07/25/36	1,000		$956,790
Series 2006-FF5, Class 2A4, 1 Month LIBOR + 0.240%
2.456%(c)	04/25/36	1,100		961,953
GSAMP Trust,
Series 2003-FM1, Class M1, 1 Month LIBOR + 1.230%
3.395%(c)	03/20/33	423		427,843
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.735%
2.951%(c)	09/25/35	188		186,227
Series 2006-NC2, Class A2B, 1 Month LIBOR + 0.090%
2.306%(c)	06/25/36	1,395		946,589
Series 2007-HE2, Class A2C, 1 Month LIBOR + 0.270%
2.486%(c)	03/25/47	3,151		2,843,445
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
2.366%(c)	12/25/46	2,438		1,537,440
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2, 1 Month LIBOR + 0.160%
2.376%(c)	07/25/37	4,554		2,965,526
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC3, Class A3, 1 Month LIBOR + 0.110%
2.326%(c)	08/25/36	69		54,138
Series 2007-CH1, Class MV6, 1 Month LIBOR + 0.550%
2.766%(c)	11/25/36	7,700		7,431,918
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A
3.992%(c)	01/28/70	659		670,914
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M3, 1 Month LIBOR + 0.780%
2.996%(c)	08/25/35	2,000		1,957,777
Series 2006-11, Class 1A, 1 Month LIBOR + 0.160%
2.376%(c)	12/25/36	6,129		4,480,417
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4, Class A2A, 1 Month LIBOR + 0.080%
2.296%(c)	09/25/37	4		2,161
Series 2007-HE2, Class A2A, 1 Month LIBOR + 0.120%
2.336%(c)	02/25/37	11		4,893
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC2, Class A2FP, 1 Month LIBOR +
0.050%
2.266%(c)	07/25/36	44		23,397
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1, 1 Month LIBOR + 0.050%
2.266%(c)	11/25/36	—	(r)	495
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3, 1 Month LIBOR + 1.035%
3.251%(c)	02/25/35	4,116		4,124,957
Series 2005-WCW2, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	07/25/35	916		918,439
Series 2005-WHQ4, Class M1, 1 Month LIBOR + 0.470%
2.686%(c)	09/25/35	1,239		1,241,142
RASC Trust,
Series 2006-KS3, Class M1, 1 Month LIBOR + 0.330%
2.546%(c)	04/25/36	400		396,692
RMAT LP,
Series 2018-NPL1, Class A1, 144A
4.090%	05/25/48	253		252,398
Saxon Asset Securities Trust,
Series 2005-1, Class M2, 1 Month LIBOR + 0.720%
2.936%(c)	05/25/35	500		453,576

A142

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2005-1, Class M3, 1 Month LIBOR + 0.780%
2.996%(c)	05/25/35		772	$600,883
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A, 1 Month LIBOR + 0.130%
2.346%(c)	05/25/37		220	167,608
Series 2007-HE1, Class A2A, 1 Month LIBOR + 0.060%
2.276%(c)	12/25/36		64	22,700
Series 2007-NC1, Class A2A, 1 Month LIBOR + 0.050%
2.266%(c)	12/25/36		2	1,058
Structured Asset Investment Loan Trust,
Series 2005-4, Class M3, 1 Month LIBOR + 0.720%
2.936%(c)	05/25/35		2,500	2,505,624
Series 2005-6, Class M3, 1 Month LIBOR + 0.810%
3.026%(c)	07/25/35		3,000	2,895,233
TFS (Spain),
Series 2018-3, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	3,950	4,586,144
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-V1A, Class A1
2.005%	02/20/54	GBP	1,258	1,646,904
Towd Point Mortgage Trust,
Series 2017-4, Class A1, 144A
2.750%(cc)	06/25/57		1,207	1,172,711
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57		3,058	2,982,057
U.S. Residential Opportunity Fund IV Trust,
Series 2017-1III, Class A, 144A
3.352%	11/27/37		345	341,893
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%	06/25/47		367	364,167
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		750	741,345
VOLT LXIII LLC,
Series 2017-NP10, Class A1, 144A
3.000%	10/25/47		1,036	1,023,995
VOLT LXIX LLC,
Series 2018-NPL5, Class A1A, 144A
4.213%	08/25/48		600	598,814
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.660%
2.876%(c)	10/25/35		2,523	2,521,389
WaMu Asset-Backed Certificates Trust,
Series 2006-HE5, Class 2A1, 1 Month LIBOR + 0.060%
2.276%(c)	10/25/36		76	42,948

				84,912,061

Student Loans — 0.1%
Navient Student Loan Trust,
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.366%(c)	03/25/66		1,006	1,022,887
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 1 Month LIBOR + 2.250%, 144A
4.408%(c)	06/16/42		420	430,429
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		379	376,351

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
SLM Student Loan Trust,
Series 2003-2, Class A5, 3 Month EURIBOR + 0.260%
0.000%(c)	12/15/23	EUR	131	$151,604
Series 2003-5, Class A5, 3 Month EURIBOR + 0.270%
0.000%(c)	06/17/24	EUR	254	294,078
Series 2004-3A, Class A6B, 3 Month LIBOR + 0.550%, 144A
2.885%(c)	10/25/64		1,000	999,405
Series 2007-3, Class A3, 3 Month LIBOR + 0.040%
2.375%(c)	04/25/19		116	115,482
SMB Private Education Loan Trust,
Series 2017-A, Class A1, 1 Month LIBOR + 0.450%, 144A
2.608%(c)	06/17/24		656	656,470
SoFi Professional Loan Program,
Series 2017-A, Class A2A, 144A
1.550%	03/26/40		908	900,971
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		1,065	1,055,013
South Carolina Student Loan Corp.,
Series 2005, Class A3, 3 Month LIBOR + 0.140%
2.461%(c)	12/01/23		52	51,781
Utah State Board of Regents,
Series 2017-1, Class A, 1 Month LIBOR + 0.750%
2.966%(c)	01/25/57		1,355	1,356,303

				7,410,774

TOTAL ASSET-BACKED SECURITIES (cost $342,219,383)				351,502,550

BANK LOANS — 0.2%
Banks — 0.1%
Qatar National Bank,
Term Loan
— %(p)	12/22/20		5,000	4,943,750

Food & Beverage — 0.0%
Sigma Bidco BV (United Kingdom),
Facility B4 Loan, 1 Month GBP LIBOR + 4.000%
4.723%(c)	07/02/25	GBP	1,450	1,876,028

Healthcare & Pharmaceutical — 0.0%
Avantor, Inc.,
Initial Euro Term Loan, 1 Month EURIBOR + 4.250%
4.250%(c)	11/21/24	EUR	447	523,091

Internet Software & Services — 0.0%
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
6.742%(c)	09/30/24		982	989,216
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.742%(c)	09/29/25		550	555,499

				1,544,715

Lodging — 0.0%
Las Vegas Sands LLC,
Term B Loan, 1 Month LIBOR + 1.750%
3.992%(c)	03/27/25		588	587,331

Media — 0.0%
Numericable U.S. LLC,
USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%
6.158%(c)	08/14/26		1,065	1,054,883

A143

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Oil & Gas — 0.1%
EG America LLC,
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.386%(c)	03/23/26		550	$542,438
EG Finco Ltd.,
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/06/26	EUR	325	377,813
Term B, 3 Month GBP LIBOR + 4.750%
5.550%(c)	02/06/25	GBP	398	518,108
Term B1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	594	690,829
Term B3, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	303	351,950

				2,481,138

Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%
3.750%(c)	12/31/18		749	748,935

Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.992%(c)	01/31/25		1,191	1,182,564

TOTAL BANK LOANS (cost $15,158,029)				14,942,435

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Assurant Commercial Mortgage Trust,
Series 2016-1A, Class B, 144A
4.462%	05/15/49		4,200	4,191,294
BANK,
Series 2017-BNK5, Class A4
3.131%	06/15/60		4,200	4,000,160
Series 2017-BNK6, Class A4
3.254%	07/15/60		3,200	3,064,856
Series 2017-BNK8, Class A3
3.229%	11/15/50		1,675	1,600,646
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,084,795
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	473,378
Series 2016-ETC, Class C, 144A
3.391%	08/14/36		430	399,484
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36		1,610	1,499,297
BBCMS Mortgage Trust,
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38		550	529,721
CD Mortgage Trust,
Series 2017-CD4, Class A3
3.248%	05/10/50		3,000	2,894,957
Series 2017-CD5, Class A3
3.171%	08/15/50		3,300	3,155,631

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.359%(cc)	02/10/48	76,865	$1,228,295
Series 2016-GC37, Class A4
3.314%	04/10/49	5,500	5,345,120
Commercial Mortgage Trust,
Series 2014-UBS4, Class A5
3.694%	08/10/47	4,305	4,314,796
Series 2015-CR26, Class A4
3.630%	10/10/48	240	239,197
Series 2015-DC1, Class XA, IO
1.276%(cc)	02/10/48	59,474	2,777,656
Series 2015-PC1, Class A5
3.902%	07/10/50	5,664	5,725,917
Series 2016-DC2, Class A5
3.765%	02/10/49	1,775	1,774,732
Series 2017-COR2, Class A2
3.239%	09/10/50	3,750	3,600,072
CSMC LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	4,470	4,454,174
CSMC Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	750	746,050
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	08/10/49	4,000	3,718,948
Series 2017-C6, Class A4
3.071%	06/10/50	2,700	2,562,979
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,300	1,216,842
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36	1,200	1,076,080
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%(cc)	07/10/51	1,550	1,559,768
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
2.123%(cc)	11/10/45	2,561	168,286
Series 2017-GS6, Class A2
3.164%	05/10/50	3,100	2,971,887
Series 2017-GS7, Class A3
3.167%	08/10/50	5,540	5,296,788
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	510	504,491
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A4
3.195%	09/15/50	3,000	2,866,066
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A4
3.414%	03/15/50	1,800	1,760,127
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	1,250	1,263,922
Series 2016-JP2, Class A3
2.559%	08/15/49	2,800	2,592,733

A144

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		2,450	$2,383,065
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		10,000	9,893,644
Morgan Stanley Capital I, Inc.,
Series 2017-HR2, Class A3
3.330%	12/15/50		5,200	4,999,668
Real Estate Asset Liquidity Trust (Canada),
Series 2018-1A, Class A1, 144A
3.072%	08/12/53	CAD	1,089	836,783
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, IO, 144A
0.000%(cc)	06/15/33		184,540	1,753
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	217,026
UBS Commercial Mortgage Trust,
Series 2017-C2, Class A3
3.225%	08/15/50		4,300	4,122,551
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		700	711,826
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,647	1,578,377
Series 2016-C35, Class A3
2.674%	07/15/48		4,500	4,182,456
Series 2017-C39, Class A4
3.157%	09/15/50		5,000	4,752,187
Series 2017-C40, Class A3
3.317%	10/15/50		1,330	1,283,572
Series 2017-RB1, Class A4
3.374%	03/15/50		4,700	4,553,916

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $125,870,125)				120,175,969

CORPORATE BONDS — 10.5%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,625	1,714,375
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23		400	398,167
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		1,215	1,206,702

				3,319,244

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24		2,965	2,826,053
Gtd. Notes, 3 Month LIBOR + 0.590%, 144A(Cap N/A, Floor 0.000%)
2.909%(c)	08/14/20		1,900	1,906,728

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
Gtd. Notes, 3 Month LIBOR + 0.880%, 144A
3.194%(c)	08/15/22		2,200	$2,217,402
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		2,700	2,673,628
Japan Tobacco, Inc. (Japan),
Sr. Sec’d. Notes, EMTN
2.000%	04/13/21		300	289,369

				9,913,180

Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		1,639	1,679,734
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,037	997,943
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		448	435,790
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21		244	253,248
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,080	1,071,262
3.625%	03/15/22		1,750	1,728,106
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates
4.200%	08/15/29		3,765	3,623,469
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates
4.500%	08/15/25		5,919	5,726,297
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		7,038	6,369,457
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,378	1,308,539

				23,193,845

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	550	667,038

Auto Manufacturers — 0.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
2.691%(c)	11/05/21		300	300,388
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.100%	04/12/21		490	486,792
Gtd. Notes, 3 Month LIBOR + 0.410%, 144A
2.747%(c)	04/12/21		365	366,207
Gtd. Notes, 3 Month LIBOR + 0.500%, 144A
2.819%(c)	08/13/21		2,200	2,206,632
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		560	466,298

A145

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
5.291%	12/08/46(a)		240	$213,758
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.425%	06/12/20		500	489,866
3.096%	05/04/23		1,510	1,417,482
3.200%	01/15/21		600	591,108
3.219%	01/09/22		5,050	4,884,073
3.336%	03/18/21		200	197,153
5.875%	08/02/21		700	732,083
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.580%
3.919%(c)	01/08/19		5,400	5,417,584
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	21,322
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		5,110	5,101,150
3.450%	04/10/22		3,125	3,073,471
3.500%	07/10/19		2,500	2,510,801
3.550%	04/09/21		300	299,793
3.700%	05/09/23		1,605	1,568,206
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 144A
2.150%	02/26/20		300	294,837
2.850%	01/15/21		1,700	1,668,340
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18		1,500	1,501,950
4.250%	11/15/19		250	250,000
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.520%, 144A
2.854%(c)	03/15/21		400	400,742
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400%(Cap N/A, Floor 0.000%)
2.712%(c)	05/17/22		700	701,505
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		200	198,981
2.450%	11/20/19		500	495,333

				35,855,855

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	757,492
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A
3.250%	09/15/23	EUR	1,000	1,194,915
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%, 144A
3.750%	09/15/26	EUR	975	1,167,965
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25		2,500	2,583,320
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,250	1,537,737

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.000%	04/29/20		1,300	$1,305,186

				8,546,615

Banks — 4.0%
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	2,800	3,252,303
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
6.750%	02/18/20	EUR	200	241,461
6.750%	12/31/49	EUR	1,000	1,207,305
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%	12/31/99	EUR	1,200	1,449,825
Sr. Unsec’d. Notes
3.848%	04/12/23		1,000	976,998
Bank of America Corp.,
Jr. Sub. Notes
5.875%	12/31/49		1,500	1,481,250
5.875%	12/31/99		430	424,625
6.300%	12/29/49		795	848,663
Sr. Unsec’d. Notes, GMTN
3.593%	07/21/28		660	629,247
Sr. Unsec’d. Notes, MTN
3.499%	05/17/22		1,340	1,339,264
3.824%	01/20/28		1,395	1,357,504
4.125%	01/22/24		1,100	1,117,566
4.271%	07/23/29		730	729,120
Sub. Notes, MTN
4.000%	01/22/25		4,750	4,687,596
4.450%	03/03/26		4,090	4,094,933
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21		535	532,864
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%
2.797%(c)	04/13/21		600	602,400
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%	12/29/49		1,205	1,155,294
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	2,000	2,269,387
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		600	650,400
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%	12/31/99	EUR	200	239,176
7.000%	12/31/49	GBP	600	788,887
7.875%	09/15/22	GBP	200	275,671
8.000%	12/15/49	EUR	500	639,555
Sr. Unsec’d. Notes
3.684%	01/10/23		1,570	1,529,028
4.375%	01/12/26		345	334,662
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
3.956%(c)	01/10/23		2,600	2,642,703
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%

A146

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.451%(c)	08/10/21		4,000	$4,148,578
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27	GBP	2,000	2,528,936
Sr. Unsec’d. Notes, MTN
4.972%	05/16/29		1,350	1,329,304
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		200	196,267
Sr. Unsec’d. Notes, MTN, 144A
3.500%	03/01/23		1,380	1,346,035
BPCE SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.500%	10/23/27		285	259,724
Sub. Notes, MTN, 144A
4.500%	03/15/25		1,440	1,408,311
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
3.150%	06/27/21		1,100	1,096,463
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.375%	05/15/20		100	102,760
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20		1,950	1,948,952
Citigroup, Inc.,
Jr. Sub. Notes
5.950%	12/29/49		2,395	2,465,772
6.125%	12/29/45		1,020	1,062,713
6.250%	12/29/49		410	427,938
Sr. Unsec’d. Notes
3.520%	10/27/28		730	686,383
3.700%	01/12/26		3,025	2,935,048
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.295%(c)	04/25/22		3,200	3,231,898
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.751%(c)	09/01/23		1,500	1,535,447
Sub. Notes
4.300%	11/20/26		700	690,100
4.450%	09/29/27		3,850	3,805,516
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
2.881%(c)	05/26/20		2,700	2,708,307
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
5.500%	12/31/49	EUR	1,500	1,833,180
5.500%	12/31/99	EUR	600	733,272
6.625%	06/29/21	EUR	1,200	1,545,723
6.625%	12/31/99	EUR	400	515,241
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	2,000	2,539,398
Sr. Unsec’d. Notes, 144A
3.875%	09/26/23		1,700	1,695,145
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%, 144A
3.234%(c)	09/26/23		1,400	1,401,704
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.500%	12/31/69		1,500	1,543,125
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.450%	04/16/21		500	$497,996
3.750%	03/26/25		240	231,480
3.800%	09/15/22		3,350	3,333,939
3.800%	06/09/23		1,650	1,630,099
Gtd. Notes, 3 Month LIBOR + 2.290%
4.623%(c)	04/16/21		3,100	3,234,329
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.246%	07/16/19		1,100	1,092,638
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21		300	293,161
4.250%	10/14/21		6,900	6,856,668
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.815%
3.162%(c)	01/22/21		900	889,475
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		160	157,055
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,381,527
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		4,200	4,006,220
2.125%	09/01/22		600	572,860
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21		200	192,271
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20		500	492,544
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22		10,500	10,135,785
2.500%	01/25/21		3,600	3,547,108
3.250%	09/26/23		750	747,483
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		500	485,538
3.450%	07/27/26		390	362,891
4.200%	08/08/23		2,000	2,007,121
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
3.250%	06/28/23		2,900	2,877,142
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.000%	03/30/22		1,400	1,360,099
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%	12/29/49(a)		440	440,220
5.375%	12/29/49		1,850	1,887,000
Sr. Unsec’d. Notes
3.500%	01/23/25		8,995	8,712,993
3.750%	02/25/26		235	228,341
3.850%	01/26/27		1,905	1,848,212
4.223%	05/01/29		900	886,821
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.534%(c)	09/15/20		2,400	2,437,712
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
5.875%	12/31/49	GBP	2,100	2,743,998
6.250%	12/31/49		500	498,125
6.500%	12/31/49		700	675,500

A147

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
4.583%	06/19/29		1,500	$1,500,024
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.922%(c)	05/18/21		1,100	1,102,130
2.926%	05/18/21		1,575	1,578,050
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 1.120%*
3.441%(c)	12/04/18		500	499,980
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		900	874,181
Sr. Unsec’d. Notes, 144A
2.450%	03/16/20		1,000	987,656
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
4.100%	10/02/23		2,800	2,802,086
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.398%(c)	10/02/23		2,800	2,799,328
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.250%	05/16/24	EUR	1,100	1,270,768
7.750%	01/11/27	EUR	1,800	2,241,230
Sr. Unsec’d. Notes, 144A
3.875%	07/14/27		610	520,578
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%	12/29/49		2,750	2,811,875
Sr. Unsec’d. Notes
2.950%	10/01/26		1,430	1,329,442
3.125%	01/23/25		5,740	5,506,203
3.200%	01/25/23		2,265	2,232,526
4.005%	04/23/29		1,565	1,538,486
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.235%(c)	04/25/23		3,100	3,128,604
Sub. Notes
3.875%	09/10/24		1,250	1,238,071
4.250%	10/01/27		1,175	1,169,160
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.250%	09/15/25	EUR	3,200	3,665,126
Gov’t. Gtd. Notes, GMTN
0.750%	06/28/28	EUR	3,400	3,933,119
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	143,200	17,134,502
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
4.875%	03/30/27	GBP	1,500	2,373,420
Gtd. Notes
3.300%	05/07/21		1,200	1,195,351
Gtd. Notes, 3 Month LIBOR + 0.490%
2.833%(c)	05/07/21		300	301,045
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/31/99	EUR	200	245,562
7.000%	12/31/49	GBP	3,100	4,102,035
7.875%	06/27/29	GBP	200	296,711
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.153%(c)	06/21/21		1,000	1,003,919

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Lloyds TSB Bank PLC (United Kingdom),
Sub. Notes, EMTN
6.500%	03/24/20	EUR	300	$380,474
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%, 144A
2.687%(c)	04/04/19		1,300	1,300,842
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.880%
4.201%(c)	03/01/21		412	425,428
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.922%	09/11/24		1,100	1,094,066
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.331%(c)	09/11/24		1,700	1,707,628
Morgan Stanley,
Jr. Sub. Notes
5.550%	12/29/49		1,535	1,575,678
Sr. Unsec’d. Notes
3.737%	04/24/24		2,000	1,983,014
Sr. Unsec’d. Notes, GMTN
3.772%	01/24/29(a)		1,000	959,895
3.875%	01/27/26		910	894,497
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28		7,435	7,054,254
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,438,814
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		2,800	2,763,707
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	09/08/19		800	795,357
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,031,223
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	18,100	2,075,910
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	17,255	2,702,321
2.500%	10/01/47	DKK	7	1,158
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%, 144A
2.762%(c)	05/17/21		1,400	1,402,939
PNC Bank NA,
Sr. Unsec’d. Notes
2.950%	02/23/25		2,450	2,338,897
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	100,880	15,798,135
Covered Bonds, MTN
2.500%	07/01/47	DKK	79	12,787
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		4,540	4,531,636
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.729%(c)	04/30/21		1,680	1,685,849

A148

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%	06/25/24		1,800	$1,794,887
5.076%	01/27/30		2,800	2,795,056
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
3.923%(c)	06/25/24		3,200	3,220,439
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%	06/24/22	GBP	200	273,520
Sr. Unsec’d. Notes
2.875%	10/16/20		2,000	1,972,916
2.875%	08/05/21		2,300	2,238,326
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.375%	03/16/20		2,500	2,468,725
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, EMTN
3.080%	03/07/19	EUR	900	1,049,960
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22	SEK	62,000	8,049,654
Covered Bonds, MTN
1.500%	12/15/21	SEK	10,000	1,166,688
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
3.287%(c)	04/06/20		1,600	1,603,837
State Street Corp.,
Jr. Sub. Notes
5.250%	12/29/49		1,280	1,303,040
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.686%(c)	01/17/20		2,645	2,649,798
Gtd. Notes
2.450%	01/16/20		2,825	2,799,275
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.050%	03/06/19		1,000	997,204
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.510%, 144A
2.833%(c)	03/06/19		2,500	2,503,589
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22	SEK	141,000	16,320,678
2.000%	06/17/26	SEK	35,000	4,101,696
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21	SEK	35,000	4,030,261
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		1,400	1,367,125
2.500%	01/18/23(a)		3,100	3,016,324
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A(Cap N/A, Floor 0.000%)
2.907%(c)	06/08/20		5,100	5,120,441
Sr. Unsec’d. Notes, MTN, 144A
2.200%	06/08/20		2,200	2,160,286
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.320%, 144A(Cap N/A, Floor 0.000%)
2.637%(c)	12/07/18		1,800	1,800,511
UBS Group Funding Switzerland AG (Switzerland),

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Gtd. Notes, 144A
2.650%	02/01/22	2,900	$2,803,280
2.859%	08/15/23	1,620	1,555,717
4.253%	03/23/28	1,500	1,486,329
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.572%(c)	10/31/23	1,600	1,631,744

			356,580,261

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	900	886,932
4.700%	02/01/36	1,340	1,341,798
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	860	858,440
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21	600	576,941

			3,664,111

Biotechnology — 0.0%
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22(a)	950	936,996

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	300	288,666
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
4.500%	04/04/48	300	275,238
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	09/21/23	1,100	1,103,469
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	600	607,020

			2,274,393

Chemicals — 0.2%
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23	1,605	1,815,656
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	1,230	1,140,825
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23	300	302,037
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21	1,480	1,515,183
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20	2,750	2,735,508
3.800%	03/15/25	858	846,832

A149

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	130	$116,833
5.750%	04/15/24	2,270	2,448,910
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	160,154
5.250%	01/15/45	1,220	1,261,955
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,800	1,758,960
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	525	534,934
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25	425	406,305
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	400	399,092
3.933%	04/23/21	600	598,313

			16,041,497

Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21	700	670,529
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
2.881%(c)	08/04/20	5,200	5,208,891
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20	740	732,103
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19	1,500	1,490,658
3.300%	12/01/26	2,670	2,498,135
4.500%	02/15/45	625	588,144
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,450	1,413,750
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	700	656,250
5.500%	05/15/27	450	444,938
5.875%	09/15/26	225	230,906

			13,934,304

Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	1,255	1,258,171
4.420%	06/15/21	1,750	1,776,384
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	231	231,008
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22	1,000	973,737

			4,239,300

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19		1,550	$1,556,106
4.625%	10/30/20		800	815,257
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20		200	212,000
Sr. Unsec’d. Notes
3.250%	11/05/18		100	99,960
4.125%	03/30/20		300	301,125
4.250%	04/15/21		200	201,000
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.750%	09/18/22		1,600	1,518,605
3.500%	09/18/27		500	458,207
BRFkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	5,585	875,250
2.500%	10/01/47	DKK	8	1,293
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		925	938,394
Doric Nimrod Air Finance Alpha Ltd. 2013-1 Class A Pass Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		1,270	1,298,419
Emerald Bay SA (Luxembourg),
Pass-Through Certificates, 144A
10.459%(s)	10/08/20	EUR	2,285	2,493,817
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		100	101,380
6.250%	05/15/19		1,600	1,631,120
8.250%	12/15/20		600	655,663
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)
2.851%	12/23/24		400	11,400
2.907%	11/16/24		200	5,600
5.625%	01/24/13		1,700	47,940
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	400	480,665
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.375%
2.771%(c)	06/30/21		400	400,835
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		950	994,935
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21		100	102,373
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		1,200	1,209,000
5.500%	01/15/19		2,800	2,814,000
8.000%	03/25/20		900	947,250

A150

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Nordea Kredit Realkreditaktieselskab (Denmark), Covered Bonds
2.000%	10/01/47	DKK	58,836	$9,228,340
2.500%	10/01/47	DKK	2	329
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A
2.750%	04/16/21		500	494,672
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24(a)		400	380,818
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		2,980	2,946,573

				33,222,326

Electric — 0.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20		500	489,340
Calpine Corp.,
Sr. Unsec’d. Notes
5.500%	02/01/24		1,300	1,160,250
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	436,530
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	950,935
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.773%(c)	06/25/21		300	301,590
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,310	2,326,623
Sr. Unsec’d. Notes
2.850%	08/15/26		405	368,730
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%, 144A
2.914%(c)	05/15/20		1,200	1,200,504
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,385	1,252,246
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%, 144A
2.819%(c)	05/14/21		5,100	5,113,367
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
2.350%	10/13/20		200	196,419
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26		785	739,351
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		245	232,628
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28		1,250	1,100,295
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		3,850	3,951,117
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		1,700	1,716,290
Eskom Holdings SOC Ltd. (South Africa),

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Gov’t. Gtd. Notes, MTN, 144A
6.350%	08/10/28	500	$497,924
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25	780	749,900
Exelon Corp.,
Sr. Unsec’d. Notes
2.850%	06/15/20	500	495,602
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	795	792,795
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28	600	569,255
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	07/25/23	400	396,983
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.315%
2.636%(c)	09/03/19	3,340	3,345,678
Gtd. Notes, 3 Month LIBOR + 0.400%
2.711%(c)	08/21/20	4,100	4,102,819
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	250	264,116
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.300%	03/15/27	1,945	1,789,340
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43	910	979,273
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	865	851,594
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	945	932,178
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.784%(c)	03/15/21	2,400	2,397,635
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21	1,000	969,633
Southern Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%, 144A
2.888%(c)	12/20/20	2,000	2,000,429
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	1,335	1,222,349
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A
2.125%	05/18/21	215	206,709
Vistra Energy Corp.,
Gtd. Notes
7.625%	11/01/24	1,658	1,784,422
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	1,200	1,213,500

			47,098,349

A151

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,425	$1,421,438

Entertainment — 0.0%
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47	GBP	225	292,981
4.875%	02/28/47	GBP	125	162,313
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	711,340
5.300%	01/15/29		1,900	1,905,510

				3,072,144

Foods — 0.2%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		500	449,999
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21(a)		1,600	1,584,767
3.650%	03/15/23(a)		3,100	3,040,377
4.250%	04/15/21		200	203,248
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21		1,700	1,627,042
General Mills, Inc.,
Sr. Unsec’d. Notes
4.000%	04/17/25		100	98,978
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
2.879%(c)	04/16/21		200	200,931
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		2,050	1,996,188
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		1,285	1,172,954
4.375%	06/01/46		375	331,199
5.000%	07/15/35		700	691,469
5.375%	02/10/20		900	925,583
Kroger Co. (The),
Sr. Unsec’d. Notes, GMTN
1.500%	09/30/19		200	197,181
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		1,200	1,146,306
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44		190	192,970

				13,859,192

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
3.600%	03/01/25		1,820	1,802,172

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
5.625%	05/20/24		700	$694,750
5.875%	08/20/26		700	694,750
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23		400	396,126
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.934%(c)	06/15/21		3,400	3,398,222
Southern California Gas Co.,
First Mortgage
4.300%	01/15/49		2,150	2,197,104
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	336,302

				7,717,254

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		2,600	2,567,497
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		1,100	1,093,825
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/20		2,500	2,587,257
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		3,300	3,267,926
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.089%(c)	03/19/21		200	200,185

				9,716,690

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,000	978,015
6.750%	12/15/37		1,410	1,768,365
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	EUR	665	811,861
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22		1,479	828,684
Sec’d. Notes, 144A
8.125%	06/30/24(a)		165	137,178
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25		2,400	2,272,083
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		680	678,019
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		2,500	2,606,250
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26		375	390,469

A152

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20		270	$268,302
3.200%	02/01/22		1,225	1,208,655
4.625%	11/15/20		550	561,393
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		350	339,708
4.763%	08/01/16		675	663,180
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20		1,040	1,028,664
3.450%	06/01/26		285	270,735
3.500%	03/30/25		1,650	1,590,981
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		1,450	1,466,313
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25		675	664,875
Sr. Unsec’d. Notes
5.500%	03/01/19		1,500	1,509,375

				20,043,105

Holding Companies-Diversified — 0.1%
Co-operative Group Holdings Ltd. (United Kingdom),
Gtd. Notes
6.875%	07/08/20	GBP	1,500	2,087,237
7.500%	07/08/26	GBP	1,600	2,460,228

				4,547,465

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		1,500	1,505,625
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21		2,200	2,243,890
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		1,500	1,492,500
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		2,000	2,037,500

				7,279,515

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)		650	623,188

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.560%, 144A
2.926%(c)	06/24/22		900	899,517
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	1,250	1,472,297

				2,371,814

Interest Rate	Maturity Date	Principal Amount (000)#			Value
CORPORATE BONDS (Continued)
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19		2,050		$2,046,335
4.200%	04/01/26		145		137,911
5.500%	04/01/46		310		295,342

					2,479,588

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		700		686,275
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	06/07/20		—	(r)	111
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 3 Month LIBOR + 5.000%, 144A(Cap N/A, Floor 6.000%)
7.396%(c)	02/12/23		—	(r)	361
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		4,855		4,746,344
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660		699,361
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100		1,283,314
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700		824,547
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		1,780		1,780,235
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		3,360		3,296,721
Meiji Yasuda Life Insurance Co. (Japan),
Sub. Notes, 144A
5.100%	04/26/48(a)		400		402,500
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		255		313,551
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19		570		569,218
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530		1,625,339

					16,227,877

Internet — 0.0%
eBay, Inc.,
Sr. Unsec’d. Notes
2.875%	08/01/21		1,000		984,968
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	1,700		1,946,170
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN

A153

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
3.595%	01/19/28		300	$283,954

				3,215,092

Iron/Steel — 0.0%
Bao-Trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes
3.750%	12/12/18		900	900,091
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		268	293,701

				1,193,792

Lodging — 0.1%
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		2,525	2,610,219
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.600%	08/08/23		200	199,960
5.125%	08/08/25		900	897,975
5.400%	08/08/28		1,100	1,094,665

				4,802,819

Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc. (Japan),
Gtd. Notes
2.118%	09/11/20		300	293,323

Machinery-Diversified — 0.0%
CNH Industrial Capital LLC,
Gtd. Notes
3.375%	07/15/19		400	400,520
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.656%(c)	06/22/20		2,400	2,404,519

				2,805,039

Media — 0.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,500	1,500,000
Altice SA (Luxembourg),
Gtd. Notes
7.250%	05/15/22(a)	EUR	1,500	1,735,304
Gtd. Notes, 144A
7.750%	05/15/22(a)		5,100	4,953,375
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		2,425	2,428,759
5.375%	05/01/25		1,500	1,488,750
5.875%	04/01/24		800	813,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28		1,525	1,599,344
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		2,650	2,651,497
4.464%	07/23/22		7,700	7,828,925

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
5.375%	05/01/47		300	$284,252
6.384%	10/23/35		790	849,643
6.484%	10/23/45		955	1,026,609
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		2,700	2,555,123
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		744	725,460
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19		400	414,084
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21		600	603,618
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW
GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR	1,000	1,221,238
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		925	864,875
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.000%	04/15/27	GBP	1,100	1,426,840
Warner Media LLC,
Gtd. Notes
2.950%	07/15/26		2,100	1,904,211

				36,874,907

Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		370	410,773
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25		10,000	10,151,502
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		825	900,673
6.750%	04/16/40		500	591,873

				12,054,821

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
5.500%	01/08/20		1,500	1,543,336
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24		1,410	1,377,275
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
2.891%(c)	11/10/20		1,290	1,288,804

				4,209,415

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		3,605	3,460,042

A154

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Multi-National (cont’d.)
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23	AUD	600	$384,530
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,863,699

				5,708,271

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,200	1,215,000
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,148	1,122,680

				2,337,680

Oil & Gas — 0.7%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		1,200	1,472,122
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		900	900,306
CNPC General Capital Ltd. (China),
Gtd. Notes
2.750%	05/14/19		1,300	1,294,452
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		170	171,997
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28		500	496,263
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		500	530,258
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45		1,950	1,928,550
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		770	772,695
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,530	1,610,894
Sr. Unsec’d. Notes, MTN
4.625%	10/15/18	EUR	270	313,882
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		1,610	1,646,447
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		1,335	1,329,527
4.750%	04/19/27		200	200,376
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		1,275	1,435,736
Noble Energy, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.250%	11/15/43		750	$739,747
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21		1,440	1,409,400
Sr. Sec’d. Notes, Cash coupon 6.350% or PIK N/A, 144A
7.350%	12/01/26		2,766	1,619,776
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.720%	12/01/22		423	398,070
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK NA, 144A
7.720%	12/01/26		1,465	417,401
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		3,149	2,941,166
5.750%	02/01/29		650	580,353
5.999%	01/27/28		4,945	4,561,763
6.125%	01/17/22(a)		487	502,755
7.375%	01/17/27		3,865	3,913,892
8.375%	05/23/21		629	684,352
Sr. Unsec’d. Notes
8.375%	12/10/18		300	302,625
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	800	945,558
5.375%	03/13/22		375	386,250
5.500%	01/21/21		1,310	1,351,802
6.375%	01/23/45		773	715,798
6.500%	03/13/27(a)		14,280	14,587,020
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	300	318,708
4.875%	02/21/28	EUR	500	607,809
Gtd. Notes, MTN
6.750%	09/21/47		370	353,050
6.875%	08/04/26		650	685,685
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		1,132	1,202,213
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		2,530	2,687,300
9.750%	01/06/27		1,872	2,006,060
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		900	906,750

				58,928,808

Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
1.000%(s)	06/17/24		1,696	24,080

Packaging & Containers — 0.0%
WestRock Co.,
Gtd. Notes, 144A
3.750%	03/15/25		500	491,367

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,400	1,355,017
4.500%	05/14/35		1,625	1,560,818

A155

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		2,115	$2,057,280
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		1,500	1,544,373
5.000%	12/15/21		1,500	1,555,631
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	448,010
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.750%	07/15/21		1,000	974,479
4.250%	12/15/25		500	496,927
4.375%	12/15/28		900	881,773
Bayer US Finance LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 0.630%, 144A
3.003%(c)	06/25/21		500	501,942
Gtd. Notes, 3 Month LIBOR + 1.010%, 144A
3.344%(c)	12/15/23		700	701,194
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21		800	772,180
2.750%	12/01/22		1,740	1,678,177
3.350%	03/09/21		300	299,383
3.700%	03/09/23		700	696,336
4.100%	03/25/25		1,000	997,322
4.300%	03/25/28		1,100	1,091,375
4.780%	03/25/38		400	398,084
5.050%	03/25/48		410	419,366
5.125%	07/20/45		380	390,653
5.300%	12/05/43		500	522,531
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		3,540	3,571,710
Mylan NV,
Gtd. Notes
3.150%	06/15/21		500	492,533
3.950%	06/15/26		1,690	1,598,621
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23		600	572,184
Nidda Healthcare Holding GmbH (Germany),
Sr. Sec’d. Notes, 144A
3.500%	09/30/24	EUR	400	463,774
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		2,500	2,473,270
3.200%	09/23/26		3,545	3,267,128
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes
3.250%	04/15/22	EUR	500	604,248
Teva Pharmaceutical Finance V BV (Israel),
Gtd. Notes
1.500%	10/25/18	CHF	400	407,817

				32,794,136

Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Gtd. Notes
5.500%	10/15/19	100	$101,877
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,522,283
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	686	701,435
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.731%(c)	01/10/20	1,300	1,299,908
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.034%(c)	06/15/20	1,700	1,706,204
Energy Transfer Partners LP,
Gtd. Notes
4.150%	10/01/20(a)	300	303,865
6.000%	06/15/48	250	266,550
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20	100	103,424
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	2,089,013
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26	2,600	2,444,004
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	828	844,966
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/20	200	206,396
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	900	879,999
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,781,853
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	400	384,727
5.200%	03/01/47	105	105,211
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	50	50,375
4.875%	08/15/27	200	199,000
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28	300	301,497
4.950%	07/13/47	770	765,086
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	3,800	3,903,321
Spectra Energy Partners LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.016%(c)	06/05/20	100	100,449
Sunoco Logistics Partners Operations LP,
Gtd. Notes

A156

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.950%	12/01/25		900	$967,832
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.500%	08/15/48		95	89,563
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		675	664,157
4.300%	03/04/24		2,275	2,295,180
4.850%	03/01/48		200	193,337
4.900%	01/15/45		287	279,211

				24,550,723

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate Ltd. (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	1,600	2,148,926
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	2,941,744
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sr. Sec’d. Notes
6.542%	03/30/21	GBP	620	848,052
WEA Finance LLC (France),
Gtd. Notes, 144A
3.150%	04/05/22		2,100	2,059,228

				7,997,950

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	200	233,173
5.900%	11/01/21		300	318,935
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21		1,700	1,742,957
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	700	821,951
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27		1,900	1,823,834
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	191,255
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27		3,200	3,048,901
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		1,550	1,493,813
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21		1,750	1,787,810
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.770%
3.109%(c)	04/16/19		1,500	1,503,491
Ventas Realty LP,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.750%	05/01/24		2,750	$2,698,598

				15,664,718

Retail — 0.1%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	874,125
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.036%(c)	04/17/20		825	826,254
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)		3,000	2,992,500
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
2.769%(c)	10/28/21		2,400	2,406,173
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)		550	450,830
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		500	500,013
5.125%	07/02/22		300	303,916

				8,353,811

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes, EMTN
6.875%	12/31/49	GBP	500	664,128
Sr. Unsec’d. Notes, 144A
3.766%	03/08/24		3,500	3,414,923

				4,079,051

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		1,690	1,591,037
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		2,500	2,504,550
4.125%	11/01/21		600	609,378

				4,704,965

Software — 0.1%
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		2,325	2,420,906
Infor US, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/20(a)		2,000	2,027,500
IQVIA, Inc.,
Gtd. Notes, 144A
3.500%	10/15/24	EUR	1,150	1,378,490
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		1,535	1,501,706
4.450%	11/03/45		143	153,134
4.500%	02/06/57		620	669,114
VMware, Inc.,
Sr. Unsec’d. Notes

A157

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
3.900%	08/21/27		100	$94,608

				8,245,458

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.150%	09/04/36	EUR	1,000	1,164,600
3.400%	05/15/25		4,230	4,027,252
5.250%	03/01/37		125	124,581
Sr. Unsec’d. Notes, 144A
1.800%	09/05/26	EUR	1,000	1,161,467
5.150%	02/15/50		500	474,206
5.300%	08/15/58		200	190,896
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.071%(c)	06/01/21		6,100	6,154,717
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.289%(c)	07/15/21		1,700	1,720,150
BellSouth LLC,
Gtd. Notes, 144A
4.333%	04/26/21		4,700	4,735,250
Bharti Airtel International Netherlands BV (India),
Gtd. Notes
5.125%	03/11/23		220	217,147
Gtd. Notes, 144A
5.125%	03/11/23		400	394,813
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		400	391,296
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.820%	01/19/22		300	292,896
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	750,375
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23		300	297,087
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		1,000	1,005,000
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		500	503,100
Sr. Unsec’d. Notes
7.000%	08/15/20		1,900	1,985,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		1,500	1,494,375
4.738%	09/20/29		500	499,775
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	800	1,073,968
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.134%	04/27/20		400	411,101
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,600	1,676,320

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		100	$99,008
4.500%	08/10/33		950	942,182
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.414%(c)	05/15/25		5,000	5,043,371
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23	EUR	650	711,297
3.125%	01/20/25	EUR	1,375	1,457,153

				38,998,883

Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	7,875,576
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	05/11/20		100	98,786
2.650%	03/02/20		200	198,279

				8,172,641

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.050%	01/09/20		2,490	2,478,392
3.950%	03/10/25		2,800	2,743,390
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22		500	480,244

				5,702,026

TOTAL CORPORATE BONDS (cost $954,991,519)				942,852,532

MUNICIPAL BONDS — 0.2%
California — 0.1%
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,163,382
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40		3,000	4,458,720
7.625%	03/01/40		200	291,230

				5,913,332

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57		1,796	2,125,674

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		600	762,672
State of Illinois,
General Obligation Unlimited
5.000%	11/01/22		2,440	2,560,926

				3,323,598

A158

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.687%	11/15/40	1,500	$1,963,590
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	552,924
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,145,080

			6,661,594

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	1,500	2,349,960

Virginia — 0.0%
University of Virginia,
Revenue Bonds
4.179%	09/01/2117	400	384,728

West Virginia — 0.0%
Tobacco Settlement Finance Authority,
Revenue Bonds
10.067%(s)	06/01/47	5,100	307,071

TOTAL MUNICIPAL BONDS (cost $20,684,151)			21,065,957

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.8%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
4.065%(cc)	09/25/35	100	93,672
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	8	7,567
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040%
3.242%(c)	11/25/35	12	11,521
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500%
2.692%(c)	11/25/35	12	11,404
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.845%(c)	12/25/35	192	176,563
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.845%(c)	02/25/36	14	12,790
Series 2005-81, Class A1, 1 Month LIBOR + 0.280%
2.496%(c)	02/25/37	1,307	1,207,801
Series 2005-82, Class A1, 1 Month LIBOR + 0.270%
2.486%(c)	02/25/36	3,000	2,713,479
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.270%
2.486%(c)	08/25/35	1,755	1,209,994
Series 2006-2CB, Class A14
5.500%	03/25/36	29	21,879
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,126	639,192
Series 2006-OA2, Class A5, 1 Month LIBOR + 0.230%
2.395%(c)	05/20/46	1,499	1,229,504

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190%
2.406%(c)	09/25/46		67	$60,808
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
2.345%(c)	02/20/47		1,903	1,575,982
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160%
2.376%(c)	02/25/47		112	109,439
Series 2007-16CB, Class 5A1
6.250%	08/25/37		27	22,970
American Home Mortgage Assets Trust,
Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%
2.545%(c)	02/25/47		1,679	1,121,104
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%,
144A
2.406%(c)	03/27/36		2,387	2,338,665
Series 2015-R3, Class 2A1, 1 Month LIBOR + 0.130%, 144A
2.346%(c)	02/27/37		2,611	2,568,282
Series 2015-R3, Class 6A1, 1 Month LIBOR + 0.170%, 144A
2.386%(c)	05/27/36		2,114	2,091,294
Banc of America Funding Trust,
Series 2015-R2, Class 10A2, 144A
3.835%(cc)	06/29/37		1,677	1,509,433
Series 2006-8T2, Class A10
5.753%	10/25/36		22	19,728
Series 2006-J, Class 4A1
3.929%(cc)	01/20/47		680	648,941
Series 2015-R2, Class 5A1, 1 Month LIBOR + 0.165%, 144A
2.381%(c)	09/29/36		2,549	2,500,279
Series 2015-R4, Class 4A1, 144A
3.500%(cc)	01/27/30		793	786,228
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
4.396%(cc)	06/25/35		32	30,013
Series 2005-H, Class 2A1
4.373%(cc)	09/25/35		15	14,900
Series 2005-H, Class 2A5
4.373%(cc)	09/25/35		183	177,736
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A, 3 Month EURIBOR + 0.110%
0.000%(c)	10/25/37	EUR	281	323,878
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
45.036%(cc)	04/26/37		17	4,823
Series 2011-RR4, Class 8A2, 144A
10.443%(cc)	02/26/36		949	437,302
Series 2011-RR5, Class 5A1, 144A
5.250%(cc)	08/26/37		152	155,643
Series 2011-RR5, Class 12A2, 144A
4.938%(cc)	03/26/37		875	911,879
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
4.116%(cc)	08/25/33		6	5,450
Series 2003-9, Class 2A1
3.893%(cc)	02/25/34		48	49,107

A159

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-2, Class 22A
4.168%(cc)	05/25/34	9	$8,303
Series 2004-10, Class 13A1
3.740%(cc)	01/25/35	57	56,817
Series 2004-10, Class 22A1
4.007%(cc)	01/25/35	30	29,549
Series 2005-1, Class 2A1
3.767%(cc)	03/25/35	24	22,946
Series 2005-4, Class 3A1
4.114%(cc)	08/25/35	325	300,150
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
4.187%(cc)	09/25/35	143	116,336
Series 2005-9, Class 24A1
3.800%(cc)	11/25/35	88	76,171
Series 2005-10, Class 24A1
3.851%(cc)	01/25/36	140	140,392
Series 2006-2, Class 23A1
4.098%(cc)	03/25/36	156	133,533
Series 2006-4, Class 21A1
3.907%(cc)	08/25/36	143	110,022
Series 2006-5, Class 2A2
4.167%(cc)	08/25/36	209	139,812
Series 2006-6, Class 32A1
3.927%(cc)	11/25/36	320	267,547
Series 2006-8, Class 3A1, 1 Month LIBOR + 0.160%
2.376%(c)	02/25/34	60	59,727
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1, 1 Month LIBOR + 0.160%
2.376%(c)	12/25/46	2,228	2,117,309
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6, Class 1A1
4.106%(cc)	01/26/36	842	737,364
Series 2007-R6, Class 2A1
3.531%(cc)	12/26/46	553	500,475
Bellemeade Re Ltd. (Bermuda),
Series 2018-2A, Class M1A, 1 Month LIBOR + 0.950%, 144A
3.166%(c)	08/25/28	900	901,180
Series 2018-2A, Class M1B, 1 Month LIBOR + 1.350%, 144A
3.566%(c)	08/25/28	300	301,791
Series 2018-2A, Class M1C, 1 Month LIBOR + 1.600%, 144A
3.816%(c)	08/25/28	300	302,594
Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A
3.916%(c)	10/25/27	549	552,219
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.558%(cc)	07/25/37	120	106,773
CIM Trust,
Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A
4.104%(c)	01/25/57	632	645,191
Series 2017-6, Class A1, 144A
3.015%(cc)	06/25/57	1,401	1,370,695
Series 2017-8, Class A1, 144A
3.000%(cc)	12/25/65	2,716	2,671,265

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
3.889%(cc)	03/25/34	28		$28,153
Series 2005-10, Class 1A2A
4.113%(cc)	12/25/35	43		32,209
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%
4.820%(c)	10/25/35	539		545,613
Series 2011-12, Class 3A2, 144A
3.925%(cc)	09/25/47	638		600,999
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.912%(cc)	08/25/34	48		45,020
Series 2004-12, Class 12A1
4.179%(cc)	08/25/34	107		105,104
Series 2004-22, Class A3
3.583%(cc)	11/25/34	677		671,485
Series 2004-HYB5, Class 2A1
4.336%(cc)	04/20/35	21		20,673
Series 2005-2, Class 1A1, 1 Month LIBOR + 0.640%
2.856%(c)	03/25/35	443		405,354
Series 2005-9, Class 1A1, 1 Month LIBOR + 0.600%
2.816%(c)	05/25/35	530		495,600
Series 2005-HYB6, Class 5A1
3.944%(cc)	10/20/35	82		72,472
Series 2005-HYB9, Class 5A1, 12 Month LIBOR + 1.750%
3.537%(c)	02/20/36	221		202,167
Series 2007-17, Class 2A1
6.500%	10/25/37	2,141		1,652,186
Series 2007-18, Class 1A1
6.000%	11/25/37	163		139,382
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
4.205%(cc)	08/25/33	—	(r)	80
CSFB Mortgage-Backed Trust,
Series 2004-AR6, Class 9A2, 1 Month LIBOR + 0.740%
2.956%(c)	10/25/34	27		26,924
CSMC Mortgage-Backed Trust,
Series 2007-3, Class 1A6A
5.579%(cc)	04/25/37	206		103,721
CSMC Trust,
Series 2010-18R, Class 4A4, 144A
3.500%(cc)	04/26/38	993		987,163
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18	12		11,731
Series 2007-AR2, Class A1, 1 Month LIBOR + 0.150%
2.366%(c)	03/25/37	1,307		1,184,010
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1, 1 Month LIBOR + 0.100%
2.316%(c)	10/25/36	7		5,506
Series 2006-AB4, Class A6A2
5.886%	10/25/36	54		50,504
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
0.997%(c)	06/15/40	GBP 957		1,195,443

A160

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C, 3 Month GBP LIBOR + 0.160%
0.962%(c)	12/10/44	GBP	869	$1,120,867
Series 2007-3X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.750%(c)	06/13/45	GBP	549	711,788
Series 2007-3X, Class A3C, 3 Month GBP LIBOR + 0.950%
1.750%(c)	06/13/45	GBP	183	236,102
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.666%(c)	01/25/29		589	592,756
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		76	78,310
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
2.194%(c)	12/25/36		45	44,194
Series 2011-3, Class FA, 1 Month LIBOR + 0.680%
2.896%(c)	02/25/41		136	138,906
Series 2015-87, Class BF, 1 Month LIBOR + 0.300%
2.516%(c)	12/25/45		1,821	1,820,306
F-E Mortgages Srl (Italy),
Series 1, Class A1, 3 Month EURIBOR + 0.330%
0.011%(c)	12/15/43	EUR	516	598,813
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
3.994%(cc)	03/25/35		382	313,413
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR1, Class 1A1
4.024%(cc)	05/25/37		294	241,793
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		105	115,400
Freddie Mac REMICS,
Series 4779, Class WF, 1 Month LIBOR + 0.350%
2.432%(c)	07/15/44		1,251	1,247,143
Series 2906, Class GZ
5.000%	09/15/34		334	352,244
Series 3172, Class FK, 1 Month LIBOR + 0.450%
2.608%(c)	08/15/33		34	33,584
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
2.608%(c)	09/15/42		703	705,422
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%
6.766%(c)	10/25/24		253	281,171
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.516%(c)	10/25/27		3,190	3,571,206
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.466%(c)	11/25/28		654	667,563
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.566%(c)	03/25/29		740	751,091
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650%
2.730%(c)	01/20/64		1,386	1,396,046
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500%
2.580%(c)	07/20/64		2,470	2,476,639

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
2.760%(c)	08/20/61	531	$532,224
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
3.080%(c)	01/20/66	2,294	2,347,660
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
3.247%(c)	04/20/67	6,984	7,172,905
GreenPoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
4.769%(cc)	10/25/33	207	206,586
GreenPoint MTA Trust,
Series 2005-AR3, Class 1A1, 1 Month LIBOR + 0.240%
2.456%(c)	08/25/45	1,677	1,581,600
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 1 Month LIBOR + 0.140%, 144A
2.356%(c)	01/26/37	1,523	1,501,101
Series 2015-3R, Class 1A2, 1 Month LIBOR + 0.140%, 144A
2.356%(c)	01/26/37	1,300	1,243,744
GSR Mortgage Loan Trust,
Series 2003-1, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
3.830%(c)	03/25/33	5	4,806
Series 2005-AR1, Class 1A1
3.648%(cc)	01/25/35	11	11,253
Series 2005-AR2, Class 2A1
3.839%(cc)	04/25/35	133	134,502
Series 2005-AR3, Class 6A1
3.847%(cc)	05/25/35	209	203,216
Series 2006-AR1, Class 2A1
3.750%(cc)	01/25/36	96	95,189
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
4.116%(cc)	04/19/34	57	56,488
Series 2005-2, Class 2A1A, 1 Month LIBOR + 0.440%
2.608%(c)	05/19/35	462	449,247
Series 2005-4, Class 3A1
4.072%(cc)	07/19/35	27	25,509
Series 2005-9, Class 2A1A, 1 Month LIBOR + 0.340%
2.505%(c)	06/20/35	1,628	1,613,781
Series 2005-9, Class B1, 1 Month LIBOR + 0.600%
2.765%(c)	06/20/35	1,013	1,005,451
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.310%
2.478%(c)	11/19/35	491	468,818
Series 2006-5, Class 2A1A, 1 Month LIBOR + 0.180%
2.348%(c)	07/19/46	82	64,811
HomeBanc Mortgage Trust,
Series 2005-4, Class A2, 1 Month LIBOR + 0.330%
2.546%(c)	10/25/35	111	111,067
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.376%(c)	03/25/37	1,559	1,430,233
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
4.295%(cc)	11/25/35	22	21,603
Series 2007-AR1, Class 1A2
3.745%(cc)	03/25/37	824	798,500

A161

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR19, Class 5A2
3.952%(cc)	08/25/36		352	$330,340
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840%
3.056%(c)	05/25/34		595	558,402
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480%
2.696%(c)	07/25/35		55	53,985
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.310%
2.526%(c)	10/25/36		1,257	1,011,379
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.406%(c)	09/25/46		233	218,901
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
3.806%(cc)	11/25/33		5	5,375
Series 2005-A2, Class 7CB1
3.953%(cc)	04/25/35		40	40,727
Series 2005-A6, Class 2A1
4.608%(cc)	08/25/35		24	24,630
Series 2005-ALT1, Class 3A1
3.848%(cc)	10/25/35		70	61,886
Series 2006-A1, Class 3A2
3.727%(cc)	02/25/36		28	23,100
Series 2006-A7, Class 2A2
3.819%(cc)	01/25/37		986	945,911
Series 2007-A1, Class 1A1
4.410%(cc)	07/25/35		22	21,985
Series 2007-S3, Class 1A90
7.000%	08/25/37		219	188,586
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, 3 Month LIBOR + 0.170%
2.502%(c)	06/14/40		2,770	2,696,424
Lehman XS Trust,
Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%
2.421%(c)	08/25/46		1,139	1,128,334
Series 2007-4N, Class 1A2A, 1 Month LIBOR + 0.160%
2.376%(c)	03/25/47		1,153	1,140,196
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180%
2.396%(c)	07/25/37		1,493	1,343,815
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A
4.114%(c)	05/01/22		1,236	1,235,763
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A
4.006%(c)	09/01/22		987	992,604
Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A
3.906%(c)	11/01/22		847	851,667
Series 2017-9, Class A, 1 Month LIBOR + 1.550%, 144A
3.632%(c)	12/01/22		293	292,543
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B, 3 Month EURIBOR + 0.160%
0.000%(c)	01/01/61	EUR	3,246	3,583,953
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, 3 Month GBP LIBOR + 0.650%
1.447%(c)	12/15/49	GBP	1,793	2,303,523
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
3.656%(cc)	12/25/33		57	55,121

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
4.100%(cc)	02/25/33		55	$54,021
MetLife Securitization Trust,
Series 2018-1A, Class A, 144A
3.750%(cc)	03/25/57		988	983,543
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
4.077%(cc)	06/25/36		81	83,206
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1, 1 Month LIBOR + 0.500%
2.716%(c)	09/25/37		2,858	2,722,261
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A, 1 Month LIBOR + 0.450%
2.530%(c)	10/07/20		126	125,931
Series 2010-R3, Class 1A, 1 Month LIBOR + 0.560%
2.681%(c)	12/08/20		151	151,877
Series 2010-R3, Class 2A, 1 Month LIBOR + 0.560%
2.681%(c)	12/08/20		1,175	1,180,996
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB, 3 Month EURIBOR + 0.230%
0.000%(c)	12/01/50	EUR	573	625,223
Series 2007-1X, Class A3, 3 Month GBP LIBOR + 0.160%
0.960%(c)	12/01/50	GBP	3,200	3,934,312
Series 2007-2X, Class A2, 3 Month GBP LIBOR + 0.130%
0.927%(c)	12/15/50	GBP	623	806,491
Series 2007-3X, Class A2B, 3 Month EURIBOR + 0.600%
0.281%(c)	12/15/50	EUR	2,113	2,410,384
Series 2007-3X, Class A3, 3 Month GBP LIBOR + 1.000%
1.797%(c)	12/15/50	GBP	1,082	1,383,096
Series 2007-3X, Class BA, 3 Month GBP LIBOR + 1.250%
2.047%(c)	12/15/50	GBP	271	337,755
Oaktown Re II Ltd. (Bermuda),
Series 2018-1A, Class M1, 1 Month LIBOR + 1.550%, 144A
3.766%(c)	07/25/28		400	400,501
OBX Trust,
Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A
2.866%(c)	06/25/57		318	318,069
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
4.335%(cc)	08/25/33		34	34,812
Reperforming Loan REMIC Trust,
Series 2004-R2, Class 1AF2, 1 Month LIBOR + 0.420%, 144A
2.636%(c)	11/25/34		1,256	1,130,217
Series 2006-R1, Class AF1, 1 Month LIBOR + 0.340%, 144A
2.556%(c)	01/25/36		1,394	1,367,607
Residential Accredit Loans, Inc. Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		87	84,118
Series 2006-QO6, Class A1, 1 Month LIBOR + 0.180%
2.396%(c)	06/25/46		582	264,101
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
2.366%(c)	02/25/47		1,784	1,159,181

A162

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Residential Asset Securitization Trust,
Series 2005-A4, Class A1, 1 Month LIBOR + 0.450%
2.666%(c)	04/25/35		237	$189,099
Residential Funding Mortgage Securities I Trust,
Series 2005-SA4, Class 1A21
4.420%(cc)	09/25/35		248	209,754
Series 2006-SA1, Class 2A1
4.631%(cc)	02/25/36		56	50,544
RESIMAC Bastille Trust (Australia),
Series 2018-1NCA, Class A1, 1 Month LIBOR + 0.850%, 144A
2.987%(c)	12/16/59		1,200	1,199,428
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, 3 Month GBP LIBOR + 0.160%
0.957%(c)	12/15/43	GBP	1,503	1,854,229
Series 2007-1X, Class M1B, 3 Month GBP LIBOR + 0.220%
1.017%(c)	12/15/43	GBP	728	886,784
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.951%(c)	06/12/44	GBP	2,146	2,669,332
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.365%(c)	07/20/36		92	87,448
STACR Trust,
Series 2018-DNA3, Class M1, 1 Month LIBOR + 0.750%, 144A
2.884%(c)	09/25/48		1,040	1,042,021
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.231%(cc)	02/25/34		102	101,642
Series 2004-4, Class 3A2
4.166%(cc)	04/25/34		12	12,401
Series 2004-18, Class 3A1
4.176%(cc)	12/25/34		2,880	2,876,526
Series 2004-18, Class 5A
4.163%(cc)	12/25/34		4	4,202
Series 2005-1, Class 2A
4.352%(cc)	02/25/35		2,247	2,230,422
Series 2005-18, Class 6A1
4.361%(cc)	09/25/35		282	252,484
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1, 1 Month LIBOR + 0.660%
2.828%(c)	10/19/34		7	7,262
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
2.418%(c)	07/19/35		104	101,547
Series 2006-AR3, Class 12A1, 1 Month LIBOR + 0.220%
2.436%(c)	05/25/36		148	134,234
Series 2006-AR7, Class A10, 1 Month LIBOR + 0.200%
2.416%(c)	08/25/36		1,146	1,364,188
Series 2006-AR7, Class A1BG, 1 Month LIBOR + 0.120%
2.336%(c)	08/25/36		2,392	2,271,743
Series 2007-AR4, Class A3, 1 Month LIBOR + 0.220%
2.436%(c)	09/25/47		514	487,468

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Securities Corp.,
Series 2006-RF1, Class 1A, 1 Month LIBOR + 0.280%, 144A
2.496%(c)	01/25/36		575	$531,808
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF4, Class 1A1, 1 Month LIBOR + 0.290%, 144A
2.506%(c)	10/25/36		1,126	1,001,513
TBW Mortgage-Backed Trust,
Series 2006-4, Class A6
5.970%	09/25/36		284	27,211
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1, 12 Month LIBOR + 1.250%
4.158%(c)	06/25/47		71	65,637
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 3 Month GBP LIBOR + 1.150%, 144A
1.903%(c)	07/15/51	GBP	939	1,233,025
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
4.243%(cc)	03/20/37		116	113,045
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-2, Class 1A3, 1 Month LIBOR + 0.450%
2.666%(c)	04/25/35		676	562,629
Series 2005-AR10, Class 3A1
4.045%(cc)	08/25/35		6	6,053
Series 2005-AR16, Class 1A3
3.445%(cc)	12/25/35		425	425,926
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%
3.045%(c)	11/25/42		1	1,203
Series 2006-1, Class 2CB2
7.000%	02/25/36		1,456	1,196,542
Series 2006-AR2, Class 2A1
3.325%(cc)	03/25/36		196	180,272
Series 2006-AR5, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940%
2.785%(c)	07/25/46		39	28,899
Series 2006-AR5, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980%
2.825%(c)	06/25/46		38	38,405
Series 2006-AR7, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.518%(c)	07/25/46		217	213,792
Series 2006-AR10, Class 1A2
3.864%(cc)	09/25/36		45	43,558
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.518%(c)	10/25/46		21	20,405
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.518%(c)	11/25/46		76	74,960
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730%
2.575%(c)	01/25/47		120	120,920
Series 2007-HY1, Class 3A3
3.462%(cc)	02/25/37		4,269	4,129,764

A163

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-OA3, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750%
2.595%(c)	02/25/47		577	$514,925
Series 2007-OA3, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770%
2.615%(c)	04/25/47		4,543	4,127,698
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
4.427%(cc)	09/25/34		18	18,784
Series 2005-AR4, Class 1A3
3.995%(cc)	04/25/35		961	978,438
Series 2006-AR2, Class 2A1
3.964%(cc)	03/25/36		194	197,460
Series 2006-AR2, Class 2A3
3.964%(cc)	03/25/36		139	140,330
Series 2006-AR6, Class 3A1
3.837%(cc)	03/25/36		90	86,934
Series 2006-AR8, Class 3A1
3.776%(cc)	04/25/36		61	61,271
Series 2006-AR10, Class 5A6
4.231%(cc)	07/25/36		328	332,365

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $152,337,586)				156,797,343

SOVEREIGN BONDS — 4.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		1,800	1,731,780
3.125%	10/11/27		1,900	1,795,500
Argentina Bocon (Argentina),
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
30.131%(c)	10/04/22	ARS	100	4,012
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
37.717%(c)	04/03/22	ARS	9,069	206,899
Argentina POM Politica Monetaria (Argentina),
Bonds
43.077%(cc)	06/21/20	ARS	41,118	1,175,085
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%(cc)	12/31/38		22,200	13,053,600
3.375%	01/15/23	EUR	700	694,750
4.625%	01/11/23		1,475	1,246,375
5.875%	01/11/28		610	482,815
6.875%	04/22/21		1,130	1,079,150
6.875%	01/26/27		1,690	1,436,500
7.820%	12/31/33	EUR	1,514	1,665,306
8.280%	12/31/33		526	474,502
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.250%	02/21/22	AUD	2,650	2,227,601
3.000%	09/20/25	AUD	3,120	3,168,805
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	482,916
4.950%	02/11/20	EUR	5,000	6,083,828

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	$4,057,328
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		2,300	2,328,749
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,095	1,048,463
Bundesobligation (Germany),
Bonds
0.000%	04/17/20	EUR	3,700	4,334,390
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26	CAD	1,200	1,827,640
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		375	374,625
5.625%	02/26/44		2,900	3,117,500
11.750%	02/25/20		250	278,375
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
3.750%	07/26/23	EUR	330	432,840
4.250%	11/04/25	EUR	230	313,747
Unsec’d. Notes, EMTN
2.750%	06/27/24	EUR	100	126,043
3.875%	05/06/22	EUR	260	335,993
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	1,065,156
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		7,000	7,026,250
7.500%	05/06/21		1,060	1,109,025
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		500	508,475
7.500%	05/06/21		2,150	2,249,438
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.750%	06/02/23		4,000	4,004,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	2,035,127
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/16/26	EUR	1,275	1,417,571
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		3,300	3,089,625
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
1.850%	12/01/55	EUR	800	961,163
Guatemala Government International Bond (Guatemala),
Sr. Unsec’d. Notes
5.750%	06/06/22		4,000	4,146,800
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/29	EUR	2,000	2,185,656
3.000%(cc)	02/24/30	EUR	600	647,783
3.000%(cc)	02/24/32	EUR	90	93,739

A164

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
3.000%(cc)	02/24/33	EUR	100	$102,685
3.000%(cc)	02/24/34	EUR	510	515,969
3.000%(cc)	02/24/37	EUR	1,200	1,174,209
3.500%	01/30/23	EUR	4,035	4,730,988
4.200%	01/30/42	EUR	1,390	1,408,769
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	384,939
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,057,700
6.375%	03/29/21		2,280	2,432,760
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
3.835%	12/13/27		700	641,099
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,125	1,402,511
4.100%	04/24/28		9,700	9,418,535
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,500	1,870,015
Sr. Unsec’d. Notes, MTN
2.625%	06/14/23	EUR	12,900	15,707,539
2.875%	07/08/21	EUR	600	735,850
3.750%	06/14/28	EUR	875	1,112,430
4.750%	07/18/47		9,600	9,209,453
Iraq International Bond (Iraq),
Unsec’d. Notes, 144A
5.800%	01/15/28		350	331,286
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		900	864,576
4.125%	01/17/48		1,200	1,146,192
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.450%	11/15/24	EUR	8,900	9,631,724
2.000%	12/01/25	EUR	7,600	8,368,268
2.450%	10/01/23	EUR	11,500	13,351,477
2.500%	11/15/25	EUR	4,600	5,217,880
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	1,170	1,480,371
Unsec’d. Notes, TIPS
2.350%	09/15/19	EUR	1,400	1,916,840
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,300	1,970,682
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		625	651,297
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	05/29/19		600	595,613
2.125%	06/01/20		400	393,803
2.125%	07/21/20		400	392,911
2.250%	02/24/20		800	791,799
2.375%	07/21/22		2,000	1,935,072
2.375%	11/16/22		1,100	1,061,095
2.500%	06/01/22		200	194,462
3.250%	07/20/23		1,400	1,394,955

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		400	$398,579
Sr. Unsec’d. Notes, MTN
2.625%	04/20/22		2,700	2,628,337
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/08/20		2,000	1,952,063
2.625%	04/20/22		5,300	5,159,328
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	07/21/45		3,000	3,692,400
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		1,100	1,077,999
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		1,400	1,367,058
3.500%	03/20/27		1,300	1,274,000
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		1,700	1,810,636
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	MXN	10,752	562,162
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	03/15/15	EUR	3,800	4,058,675
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		5,000	5,032,550
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		600	573,300
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,200	3,896,036
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	1,700	1,321,888
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		4,000	4,006,000
Sr. Unsec’d. Notes, MTN
6.500%	11/28/27		1,600	1,539,360
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		3,000	2,947,679
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	7,300	2,249,209
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,479,273
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		7,200	7,528,319
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	1,870	2,544,819
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		685	672,442

A165

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	$277,452
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22(a)		800	776,928
2.500%	09/10/21		225	220,524
Unsec’d. Notes
3.450%	06/02/45	CAD	3,000	2,406,852
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	5,911,421
3.500%	06/02/24	CAD	3,000	2,403,902
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	199,810
Notes
4.250%	12/01/21	CAD	1,100	895,934
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,279,715
3.750%	09/01/24	CAD	1,600	1,300,253
Unsec’d. Notes, MTN
7.295%	07/22/26		2,400	2,948,666
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		295	257,390
9.950%	06/09/21		1,450	1,419,985
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		1,400	1,442,280
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		8,000	8,056,000
4.500%	04/23/28		3,700	3,807,300
5.103%	04/23/48		1,410	1,466,400
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24	AUD	4,100	3,011,395
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN
2.375%	10/26/21		400	385,999
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		11,500	11,106,700
3.625%	03/04/28		3,000	2,859,648
4.000%	04/17/25		4,500	4,502,250
4.500%	04/17/30		2,700	2,712,150
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	425	476,471
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19		6,400	6,418,560
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	3,018,728
5.875%	09/16/25		905	919,571
Spain Government Bond (Spain),
Bonds, 144A
3.800%	04/30/24	EUR	2,000	2,709,777
Sr. Unsec’d. Notes, 144A
1.400%	07/30/28	EUR	12,500	14,368,186

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Sr. Unsec’d. Notes, 144A
2.150%	10/31/25	EUR	9,100	$11,369,437
2.900%	10/31/46	EUR	300	375,246
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	305,442
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		7,000	6,873,636
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	3,200	4,700,224
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		1,000	982,239
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	580,842
3.250%	06/01/23		600	594,839
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,500	1,469,250
7.000%	06/05/20		600	605,790
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/22		8,500	8,475,010
7.750%	09/01/23		1,000	981,750
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/47	GBP	6,000	7,100,907
3.250%	01/22/44(v)	GBP	6,900	11,341,606
3.500%	01/22/45	GBP	2,300	3,956,904
4.250%	12/07/27	GBP	600	970,533
4.250%	06/07/32	GBP	500	852,233
4.250%	03/07/36	GBP	400	709,021
4.250%	12/07/40	GBP	3,100	5,754,528
4.500%	09/07/34	GBP	200	358,268
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/46	GBP	31	68,062
0.125%	08/10/48	GBP	240	513,308
0.125%	11/22/56	GBP	399	1,008,549
0.125%	11/22/65	GBP	266	798,081
0.750%	11/22/47	GBP	80	256,170
1.875%	11/22/22	GBP	490	1,028,614
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		410	410,000
5.100%	06/18/50		4,000	4,080,000

TOTAL SOVEREIGN BONDS (cost $426,513,167)				412,573,527

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625%
3.500%(c)	03/01/35		5	4,806
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)		820	1,081,100
6.750%	03/15/31(k)		600	803,632

A166

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%
2.947%(c)	11/01/42	51	$50,692
2.947%(c)	03/01/44	30	29,990
Federal National Mortgage Assoc.
3.500%	TBA	67,360	66,213,143
3.500%	TBA	77,200	75,885,609
3.500%	TBA	1,000	1,005,039
4.000%	TBA	36,500	36,759,491
4.000%	TBA	11,000	11,092,812
4.000%	TBA	43,300	43,607,834
4.000%	TBA	15,000	15,126,562
4.000%	TBA	5,000	5,048,828
4.295%	06/01/21	2,769	2,837,958
6.250%	05/15/29(k)	1,080	1,361,872
6.625%	11/15/30(k)	515	678,596
7.125%	01/15/30(k)	765	1,031,642

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $264,030,926)			262,619,606

U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Bonds
2.500%	05/15/46(k)	1,260	1,098,759
2.750%	08/15/47	115	105,319
3.000%	11/15/44(k)	650	627,428
3.000%	02/15/47(k)	815	785,424
3.000%	02/15/48(h)(k)	4,415	4,248,920
3.125%	02/15/43(h)	300	296,367
3.125%	05/15/48(a)	3,100	3,058,707
3.625%	08/15/43(h)	300	321,926
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19(k)	19,971	21,341,456
0.125%	04/15/20	41,089	43,638,824
0.125%	04/15/21	64,037	66,682,261
0.125%	01/15/22(k)	5,070	5,505,215
0.125%	04/15/22	5,742	5,780,618
0.125%	07/15/22	19,362	20,703,565
0.125%	01/15/23	4,595	4,856,484
0.125%	07/15/24	25,866	26,369,811
0.125%	07/15/26	7,860	7,789,704
0.250%	01/15/25	27,570	28,144,326
0.375%	07/15/23	13,803	14,653,490
0.375%	07/15/25	16,348	16,815,161
0.375%	01/15/27	1,010	1,005,804
0.500%	01/15/28	51,207	50,198,673
0.625%	07/15/21	9,118	10,167,781
0.625%	04/15/23(h)	5,500	5,507,532
0.625%	01/15/24	2,831	3,016,458
0.625%	01/15/26(k)	76,820	79,705,618
0.625%	02/15/43	900	896,254
0.750%	02/15/42	8,690	9,093,960
0.750%	02/15/45	18,660	18,558,255
0.875%	02/15/47	18,917	18,882,019
1.000%	02/15/46	16,610	17,432,949
1.000%	02/15/48	30,848	31,130,030
1.250%	07/15/20	11,834	13,830,679
1.375%	01/15/20	4,858	5,701,494
1.375%	02/15/44(h)	14,500	16,794,588

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.750%	01/15/28	11,363	$14,627,843
1.875%	07/15/19(h)	700	836,222
2.000%	01/15/26	8,768	11,973,803
2.125%	02/15/40	6,950	9,788,640
2.125%	02/15/41	2,560	3,583,320
2.375%	01/15/25	40,540	59,045,556
2.375%	01/15/27	2,730	3,799,988
2.500%	01/15/29	27,671	37,316,829
3.375%	04/15/32	2,818	5,194,251
3.625%	04/15/28	3,873	7,486,325
3.875%	04/15/29(h)	7,683	15,159,184
U.S. Treasury Notes
2.000%	11/15/26(h)	100	92,516
2.250%	11/15/25(h)(k)	1,100	1,045,559
2.250%	02/15/27(h)(k)	21,900	20,614,230
2.375%	05/15/27	3,850	3,655,244
2.500%	05/31/20(k)	480	477,713
2.500%	05/15/24(k)	1,715	1,672,594
2.625%	06/15/21(h)	700	695,352
2.750%	08/31/23(k)	3,195	3,167,044
2.750%	02/15/24	7,300	7,222,152
2.750%	08/31/25(a)	445	437,682
2.875%	04/30/25(k)(h)	21,600	21,429,563
2.875%	08/15/28(a)(k)	9,945	9,791,940
U.S. Treasury Strips Coupon
2.132%	11/15/28(k)	1,200	873,673
2.161%	05/15/29(k)	2,920	2,089,769
2.763%	08/15/29(k)	1,000	710,590
2.857%	05/15/31(k)	1,000	670,396
3.019%	11/15/35(k)	1,500	865,255
3.177%	08/15/40(k)	2,000	985,855

TOTAL U.S. TREASURY OBLIGATIONS (cost $812,800,568)			800,054,947

TOTAL LONG-TERM INVESTMENTS (cost $7,618,137,774)			8,717,612,408

		Shares
SHORT-TERM INVESTMENTS — 15.1%
AFFILIATED MUTUAL FUNDS — 13.6%
PGIM Core Ultra Short Bond Fund(w)		677,854,321	677,854,321
PGIM Institutional Money Market Fund (cost $536,977,924; includes $535,742,379 of cash collateral for securities on loan)(b)(w) 536,917,177			536,970,869

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,214,832,245)			1,214,825,190

		Principal Amount (000)#
REPURCHASE AGREEMENT(m) — 0.2%
Bank of Nova Scotia, 2.330%, dated 09/28/18, due 10/01/18 in the amount of $17,003,301 (cost $17,000,000)		17,000	17,000,000

A167

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS(n) — 1.0%
Argentina Treasury Bills
3.097%	11/16/18		703	$699,264
3.100%	10/12/18		500	499,431
3.100%	10/26/18		100	99,726
47.556%	10/12/18	ARS	780	20,969
94.419%	12/28/18	ARS	2,940	71,382
Dutch Treasury Certificate
0.630%	01/31/19	EUR	4,900	5,700,599
France Treasury Bills
0.586%	02/13/19	EUR	4,800	5,584,773
0.617%	01/16/19	EUR	59,800	69,569,530
0.638%	01/04/19	EUR	8,700	10,117,885
Hellenic Republic Treasury Bills
1.067%	10/05/18	EUR	630	728,981

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $93,061,048)				93,092,540

U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills
2.045%	11/08/18(h)		361	360,211
2.046%	11/08/18(h)		313	312,316
2.117%	12/13/18(h)		417	415,202
2.120%	12/13/18		704	700,965
2.128%	12/13/18		532	529,706
2.128%	12/13/18		232	231,000
2.128%	12/20/18(k)		14,000	13,933,772
2.146%	12/13/18		44	43,810

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,527,052)				16,526,982

COMMERCIAL PAPER(n) — 0.0%
Campbell Soup Co. (cost $498,690)
2.568%	11/07/18		500	498,639

BANKERS ACCEPTANCES(n) — 0.1%
Bank Nova Scotia
1.701%	10/09/18	CAD	900	696,428
1.706%	10/10/18	CAD	1,400	1,083,278
1.719%	10/01/18	CAD	200	154,819
Bank of Montreal
1.684%	10/04/18	CAD	400	309,595
1.710%	10/17/18	CAD	400	309,409
1.715%	10/01/18	CAD	1,000	774,095
Canadian Imperial Bank of Commerce
1.698%	10/04/18	CAD	1,200	928,784
HSBC Bank
1.736%	10/19/18	CAD	100	77,345
1.746%	10/15/18	CAD	1,500	1,160,388
1.749%	10/04/18	CAD	800	619,189
1.749%	10/09/18	CAD	1,200	928,570
Royal Bank of Canada
1.684%	10/22/18	CAD	600	464,007
1.694%	10/25/18	CAD	300	231,971
1.697%	10/09/18	CAD	100	77,381
1.706%	10/04/18	CAD	2,000	1,547,974
1.714%	10/18/18	CAD	300	232,045

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANKERS ACCEPTANCES(n) (Continued)
Toronto-Dominion Bank
1.676%	10/24/18	CAD	200	$154,652
1.678%	10/22/18	CAD	400	309,338
1.690%	10/12/18	CAD	400	309,480
1.702%	10/09/18	CAD	100	77,381
1.710%	10/01/18	CAD	600	464,457

TOTAL BANKERS ACCEPTANCES (cost $10,773,061)				10,910,586

OPTIONS PURCHASED~* — 0.0% (cost $605,079)				793,373

TOTAL SHORT-TERM INVESTMENTS (cost $1,353,297,175)				1,353,647,310

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.5% (cost $8,971,434,949)				10,071,259,718

OPTIONS WRITTEN~* — (0.0)% (premiums received $1,583,417)				(1,426,633)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 112.5% (cost $8,969,851,532)				10,069,833,085
Liabilities in excess of other assets(z) — (12.5)%				(1,121,569,748)

NET ASSETS — 100.0%				$8,948,263,337

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(91,996) and (0.0)% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $521,948,725; cash collateral of $535,742,379 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

A168

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(m)	Repurchase agreement is collateralized by U.S. Treasury Bond (coupon rate 2.75%, maturity date 05/31/23), with the aggregate value, including accrued interest, of $17,339,310.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2018.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

FORWARD COMMITMENT CONTRACTS

				Principal
	Interest	Maturity	Settlement	Amount
U.S. Government Agency Obligations	Rate	Date	Date	(000)	Value
Federal National Mortgage Assoc. (proceeds receivable $14,779,188)	3.000%	TBA	11/13/18	$(15,400)	$(14,719,708)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#			Value
10 Year U.S. Treasury Notes Futures	Call	11/23/18		$129.00	10		10		$—
10 Year U.S. Treasury Notes Futures	Call	11/23/18		$129.50	34		34		—
10 Year U.S. Treasury Notes Futures	Call	11/23/18		$130.00	91		91		—
10 Year U.S. Treasury Notes Futures	Call	11/23/18		$132.50	112		112		—
Brent Crude Oil Spread	Call	10/30/18		$2.00	7		7		70
Corn Futures	Call	11/23/18		$400.00	12		1		450
Corn Futures	Call	11/23/18		$410.00	2		—	(r)	50
Corn Futures	Call	11/23/18		$430.00	3		—	(r)	56
Euro-OAT	Call	11/23/18	EUR	162.00	107	EUR	107		1,242
90 Day Euro Dollar Futures	Put	12/16/19		$96.38	546		1,365		61,425
90 Day Euro Dollar Futures	Put	12/16/19		$96.75	546		1,365		218,400
5 Year Euro-Bobl	Put	11/23/18	EUR	127.00	475	EUR	475		2,757
5 Year U.S. Treasury Notes Futures	Put	11/23/18		$107.25	180		180		—
5 Year U.S. Treasury Notes Futures	Put	11/23/18		$108.00	35		35		—
5 Year U.S. Treasury Notes Futures	Put	11/23/18		$108.25	445		445		1,391
10 Year Euro-Bund	Put	11/23/18	EUR	148.50	84	EUR	84		975
10 Year U.S. Treasury Notes Futures	Put	11/23/18		$110.50	112		112		—
10 Year U.S. Treasury Notes Futures	Put	11/23/18		$111.00	6		6		—
10 Year U.S. Treasury Notes Futures	Put	11/23/18		$111.00	50		50		—

Total Exchange Traded (cost $222,296)									$286,816

(r)	Less than $500 par.

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—		13,105	$32,484
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—		12,740	31,260
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—		31,850	25,448
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—		63,225	149,404
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—		64,100	60,224
Currency Option EUR vs USD	Call	Morgan Stanley	06/24/21	1.29	—	EUR	877	47,087
Currency Option EUR vs USD	Put	Goldman Sachs & Co.	02/26/19	1.15	—	EUR	4,900	60,959
Currency Option EUR vs USD	Put	Morgan Stanley	06/24/21	1.29	—	EUR	877	64,889

A169

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
FNMA TBA 3.50%	Put	JPMorgan Chase	11/06/18	$70.00	—	27,000	$—

Total OTC Traded (cost $ 363,695)							$471,755

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Call	Deutsche Bank AG	12/19/18	$107.50	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	5,250	$13,574
CDX.NA.HY.30.V1, 06/20/23	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	4,950	21,228

Total OTC Swaptions (cost $19,088)									$34,802

Total Options Purchased (cost $605,079)									$793,373

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year Euro-Bobl	Call	11/23/18	EUR 131.50	121	EUR	121	$(23,180)
10 Year Euro-Bund	Call	11/23/18	EUR 160.50	53	EUR	53	(27,076)
10 Year Euro-Bund	Call	11/23/18	EUR 161.50	36	EUR	36	(10,449)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$121.00	155		155	(2,422)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$142.00	18		18	(7,031)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$142.50	12		12	(3,188)
Brent Crude Oil Futures	Call	10/26/18	$80.00	12		12	(47,040)
Brent Crude Oil Futures	Call	10/26/18	$82.00	12		12	(32,280)
Brent Crude Oil Futures	Call	11/27/18	$86.00	12		12	(22,080)
Brent Crude Oil Futures	Call	11/27/18	$87.00	12		12	(18,720)
Brent Crude Oil Spread	Call	10/30/18	$0.00	7		7	(70)
Wheat Futures	Call	11/23/18	$590.00	8		—(r)	(1,000)
WTI Crude Oil Futures	Call	10/17/18	$69.50	12		12	(50,400)
WTI Crude Oil Futures	Call	10/17/18	$72.00	12		12	(28,320)
WTI Crude Oil Futures	Call	11/14/18	$73.50	4		4	(9,640)
WTI Crude Oil Futures	Call	11/14/18	$74.00	12		12	(26,160)
WTI Crude Oil Futures	Call	11/14/18	$76.00	12		12	(17,400)
90 Day Euro Dollar Futures	Put	12/16/19	$96.50	1,092		2,730	(197,925)
5 Year Euro-Bobl	Put	11/23/18	EUR 130.00	121	EUR	121	(23,883)
5 Year Euro-Bobl	Put	11/23/18	EUR 130.25	82	EUR	82	(22,849)
10 Year Euro-Bund	Put	10/26/18	EUR 159.50	20	EUR	20	(27,401)
10 Year Euro-Bund	Put	11/23/18	EUR 157.00	53	EUR	53	(27,076)
10 Year U.S. Treasury Notes Futures	Put	10/26/18	$119.00	155		155	(82,344)
10 Year U.S. Treasury Notes Futures	Put	10/26/18	$120.00	24		24	(31,125)
20 Year U.S. Treasury Bonds Futures	Put	10/26/18	$142.00	30		30	(56,719)
Henry Hub Natural Gas Futures	Put	10/26/18	$2.75	240		240	(2,160)
Henry Hub Natural Gas Futures	Put	10/26/18	$2.80	120		120	(2,040)
Henry Hub Natural Gas Futures	Put	11/27/18	$2.85	120		120	(7,200)
Henry Hub Natural Gas Futures	Put	11/27/18	$2.90	240		240	(18,240)

Total Exchange Traded (premiums received $557,800)							$(825,418)

(r)	Less than $500 par.

A170

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	Citigroup Global Markets	11/13/18	0.73	—	AUD	4,100	$(15,463)
Currency Option EUR vs JPY	Call	Goldman Sachs & Co.	02/26/19	135.00	—	EUR	4,900	(70,154)
Currency Option USD vs BRL	Call	JPMorgan Chase	10/17/18	4.00	—		1,400	(42,697)
Currency Option USD vs CNH	Call	Goldman Sachs & Co.	11/05/18	7.00	—		4,676	(9,190)
Currency Option USD vs NOK	Call	Goldman Sachs & Co.	12/19/18	8.35	—		1,700	(12,141)
Currency Option USD vs SEK	Call	Citigroup Global Markets	12/17/18	9.00	—		1,900	(19,511)
Currency Option USD vs SEK	Call	Morgan Stanley	12/19/18	9.04	—		1,700	(15,549)
Currency Option GBP vs USD	Call	Citigroup Global Markets	06/14/19	1.44	—	GBP	3,363	(21,905)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	05/16/24	4.00%	—		600	(17)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs & Co.	06/22/35	3.00%	—	EUR	2,000	(10,703)
Currency Option AUD vs USD	Put	Goldman Sachs & Co.	11/01/18	0.70	—	AUD	3,800	(5,469)
Currency Option EUR vs GBP	Put	Citigroup Global Markets	12/05/18	0.88	—	EUR	9,502	(65,767)
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	10/12/18	18.50	—		5,700	(18,271)
Currency Option USD vs MXN	Put	JPMorgan Chase	11/20/18	18.00	—		4,200	(10,877)
Currency Option GBP vs USD	Put	Citigroup Global Markets	06/14/19	1.32	—	GBP	3,337	(133,884)
2- Year 10 CMS Curve Floor	Put	Morgan Stanley	01/02/20	0.00%	—		57,100	(80,136)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	04/07/20	0.00%	—		4,200	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—		700	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—		400	—
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase	03/24/20	0.00%	—		7,900	(3,650)
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase	10/02/20	0.00%	—		3,500	(4,069)

Total OTC Traded (premiums received $855,367)								$(539,453)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 10/11/28	Call	Citigroup Global Markets	10/09/18	2.75%	2.75	%(S)	3 Month LIBOR(Q)	7,000	$(1)
10- Year Interest Rate Swap, 10/11/28	Put	Citigroup Global Markets	10/09/18	3.20%	3.20	%(S)	3 Month LIBOR(Q)	7,000	(3,904)
CDX.NA.HY.30.V1, 06/20/23	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	4,950	(4,607)
CDX.NA.HY.30.V1, 06/20/23	Put	Deutsche Bank AG	12/19/18	$100.50	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	5,250	(4,887)

A171

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
iTraxx.XO.29.V1, 06/20/23	Put	Barclays Capital Group	11/21/18	EUR 0.90	1.00%(Q)	iTraxx.XO.29.V1(Q)	EUR 4,000	$ (1,243)
iTraxx.XO.30.V1, 12/20/23	Put	Citigroup Global Markets	03/20/19	EUR 400.00	5.00%(Q)	iTraxx.XO.30.V1(Q)	EUR 5,500	(31,929)

5x5- Year Interest Rate Swap, 12/06/28	Put	Citigroup Global Markets	12/04/18	3.25%	3.25%(S)	3 Month LIBOR(Q)	7,000	(15,191)

Total OTC Swaptions (premiums received $170,250)								$(61,762)

Total Options Written (premiums received $1,583,417)								$(1,426,633)

Financial futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	90 Day Euro Dollar	Dec. 2018	$973,400	$(3,600)
2,372	90 Day Euro Dollar	Mar. 2019	576,158,800	(1,116,098)
4	90 Day Euro Dollar	Jun. 2019	970,100	(5,600)
4	90 Day Euro Dollar	Sep. 2019	969,200	(6,000)
1,439	90 Day Euro Dollar	Dec. 2019	348,453,850	(784,068)
164	90 Day Euro Dollar	Dec. 2020	39,702,350	(95,525)
863	90 Day Sterling	Dec. 2018	139,395,838	43,664
720	90 Day Sterling	Sep. 2019	115,969,344	(3,454)
195	2 Year U.S. Treasury Notes	Dec. 2018	41,093,203	(112,571)
475	5 Year Euro-Bobl	Dec. 2018	72,080,832	(353,145)
4,631	5 Year U.S. Treasury Notes	Dec. 2018	520,878,963	(3,970,397)
57	10 Year Australian Treasury Bonds	Dec. 2018	41,020,363	(41,101)
166	10 Year Canadian Government Bonds	Dec. 2018	17,044,029	(220,764)
99	10 Year Euro-Bund	Dec. 2018	18,251,936	(86,394)
3,604	10 Year U.S. Treasury Notes	Dec. 2018	428,087,626	(3,865,433)
376	20 Year U.S. Treasury Bonds	Dec. 2018	52,827,999	(820,125)
8	30 Year Euro Buxl	Dec. 2018	1,619,153	(27,029)
733	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	113,088,156	(4,003,782)
30	10 Year Japanese Bonds	Dec. 2018	39,629,467	(48,649)
897	Mini MSCI EAFE Index	Dec. 2018	88,601,175	1,258,043
189	Russell 2000 E-Mini Index	Dec. 2018	16,072,559	(264,600)
1,326	S&P 500 E-Mini Index	Dec. 2018	193,529,700	1,511,118

				(13,015,510)

Short Positions:
2,364	90 Day Euro Dollar	Mar. 2020	572,294,850	1,342,643
1,439	90 Day Euro Dollar	Dec. 2020	348,363,913	549,460
164	90 Day Euro Dollar	Dec. 2021	39,718,750	58,625
863	90 Day Sterling	Dec. 2019	138,889,660	153,183
720	90 Day Sterling	Sep. 2020	115,664,347	15,364
1,115	2 Year U.S. Treasury Notes	Dec. 2018	234,968,829	463,146
36	3 Year Australian Treasury Bonds	Dec. 2018	7,861,547	4,015
67	5 Year Euro-Bobl	Dec. 2018	10,167,191	64,566
15	10 Year Australian Treasury Bonds	Dec. 2018	10,794,832	9,984
15	10 Year Euro-Bund	Dec. 2018	2,765,445	12,354
9	10 Year Japanese Bonds	Dec. 2018	11,888,840	2,376
349	10 Year U.K. Gilt	Dec. 2018	55,014,285	642,567
131	10 Year U.S. Treasury Notes	Dec. 2018	15,560,344	156,586
78	10 Year U.S. Ultra Treasury Notes	Dec. 2018	9,828,000	180,984
298	20 Year U.S. Treasury Bonds	Dec. 2018	41,869,000	1,054,275

A172

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Financial futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
45	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	$6,942,656	$198,984
63	Euro-BTP Italian Government Bond	Dec. 2018	9,058,412	33,427
598	Euro-OAT	Dec. 2018	104,875,129	615,043

				5,557,582

				$(7,457,928)

Commodity futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	Brent (ICE) Calendar Swap	Oct. 2018	$133,280	$59,710
14	Brent (ICE) Calendar Swap	Nov. 2018	129,080	55,510
14	Brent (ICE) Calendar Swap	Dec. 2018	125,720	52,150
3	Brent (ICE) Calendar Swap	Jan. 2019	26,640	6,840
3	Brent (ICE) Calendar Swap	Feb. 2019	26,340	6,540
3	Brent (ICE) Calendar Swap	Mar. 2019	26,040	6,240
3	Brent (ICE) Calendar Swap	Apr. 2019	26,040	6,240
3	Brent (ICE) Calendar Swap	May 2019	25,440	5,640
3	Brent (ICE) Calendar Swap	Jun. 2019	25,290	5,490
3	Brent (ICE) Calendar Swap	Jul. 2019	25,140	5,340
3	Brent (ICE) Calendar Swap	Aug. 2019	25,050	5,250
3	Brent (ICE) Calendar Swap	Sep. 2019	24,990	5,190
3	Brent (ICE) Calendar Swap	Oct. 2019	24,810	5,010
3	Brent (ICE) Calendar Swap	Nov. 2019	24,840	5,040
3	Brent (ICE) Calendar Swap	Dec. 2019	24,960	5,160
8	Brent Crude	Dec. 2018	661,840	16,960
11	Brent Crude	Jan. 2019	904,640	29,760
11	Brent Crude	Feb. 2019	900,130	13,893
24	Brent Crude	Mar. 2019	1,956,720	114,975
14	Brent Crude	Mar. 2019	541,030	(45,708)
11	Brent Crude	Oct. 2019	869,660	12,292
16	Brent Crude	Dec. 2019	1,252,480	32,452
117	Brent Crude	Dec. 2020	8,643,960	614,206
4	Brent Dubai (ICE) Calendar Swap	Oct. 2018	8,072	(628)
4	Brent Dubai (ICE) Calendar Swap	Nov. 2018	9,128	428
4	Brent Dubai (ICE) Calendar Swap	Dec. 2018	10,152	1,452
3	Chicago Ethanol (Platts) Swap	Oct. 2018	161,910	(16,800)
8	Chicago Ethanol (Platts) Swap	Nov. 2018	437,640	(9,639)
8	Chicago Ethanol (Platts) Swap	Dec. 2018	443,520	(43,890)
1	Chicago Ethanol (Platts) Swap	Jan. 2019	56,070	1,260
1	Coffee ’C’	Dec. 2018	38,419	1,072
10	Corn	Dec. 2019	195,625	345
1	Cotton No. 2	Dec. 2018	38,185	(1,665)
6	Gasoline RBOB	Mar. 2019	528,217	30,959
31	Hard Red Winter Wheat	Dec. 2018	792,438	(30,000)
7	Hard Red Winter Wheat	Jul. 2019	192,500	201
12	Henry Hub Natural Gas Swap	Nov. 2018	90,240	310
12	Henry Hub Natural Gas Swap	Dec. 2018	92,730	2,800
3	Live Cattle	Dec. 2018	142,620	6,517
2	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2018	15,300	8,700
2	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2018	14,280	7,680
2	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2018	13,460	6,860
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jan. 2019	12,760	4,910
2	LLS (Argus) vs. WTI Spread Calendar Swap	Feb. 2019	12,140	4,290

A173

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Commodity futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
2	LLS (Argus) vs. WTI Spread Calendar Swap	Mar. 2019	$11,720	$3,870
2	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2019	11,360	3,510
2	LLS (Argus) vs. WTI Spread Calendar Swap	May 2019	11,020	3,170
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2019	10,620	2,770
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2019	10,120	2,270
2	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2019	9,600	1,750
2	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2019	8,900	1,050
2	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2019	8,900	1,050
2	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2019	8,820	970
2	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2019	8,400	550
5	LME Copper	May 2019	782,563	24,850
5	LME Copper	Sep. 2019	783,313	(7,305)
9	LME Lead	Mar. 2019	458,944	(6,594)
3	LME PRI Aluminum	Nov. 2018	155,175	906
2	LME Zinc	Nov. 2018	132,300	6,750
8	LME Zinc	Mar. 2019	518,000	38,300
3	Low Sulphur Gas Oil	Nov. 2018	217,275	18,325
10	Low Sulphur Gas Oil	Mar. 2019	716,750	32,995
4	Natural Gas	Dec. 2018	123,640	—
22	Natural Gas	Feb. 2019	678,700	(8,326)
30	Natural Gas	Mar. 2019	876,900	(6,919)
24	Natural Gas	Oct. 2019	643,200	952
6	NY Harbor ULSD	Mar. 2019	590,940	26,331
24	Soybean	Jul. 2019	1,075,200	(6,525)
3	Soybean Oil	Dec. 2018	52,182	2,101
17	White Sugar	Mar. 2019	271,745	(6,138)
17	WTI Crude	Nov. 2018	1,245,250	38,612
3	WTI Crude	Jan. 2019	218,670	3,045
1	WTI Crude	Feb. 2019	72,700	1,341
37	WTI Crude	Mar. 2019	2,682,870	213,778
16	WTI Crude	Apr. 2019	1,156,960	109,740
119	WTI Crude	Sep. 2019	8,427,580	1,156,301
1	WTI Crude	Oct. 2019	70,450	2,905
43	WTI Crude	Mar. 2020	2,948,510	452,144
26	WTI Crude	Jun. 2020	1,756,560	161,703
13	WTI Crude	Dec. 2021	809,640	46,244
11	WTI Houston (Argus) vx. WTI Trade Month	Nov. 2018	78,870	49,870
11	WTI Houston (Argus) vx. WTI Trade Month	Dec. 2018	73,150	44,150
1	WTI Houston (Argus) vx. WTI Trade Month	Jan. 2019	6,250	3,500
1	WTI Houston (Argus) vx. WTI Trade Month	Feb. 2019	6,050	3,300
1	WTI Houston (Argus) vx. WTI Trade Month	Mar. 2019	5,850	3,100
1	WTI Houston (Argus) vx. WTI Trade Month	Apr. 2019	5,750	3,000
1	WTI Houston (Argus) vx. WTI Trade Month	May 2019	5,650	2,900
1	WTI Houston (Argus) vx. WTI Trade Month	Jun. 2019	5,550	2,800
1	WTI Houston (Argus) vx. WTI Trade Month	Jul. 2019	5,350	2,600
1	WTI Houston (Argus) vx. WTI Trade Month	Aug. 2019	5,100	2,350
1	WTI Houston (Argus) vx. WTI Trade Month	Sep. 2019	4,850	2,100
1	WTI Houston (Argus) vx. WTI Trade Month	Oct. 2019	4,400	1,650
1	WTI Houston (Argus) vx. WTI Trade Month	Nov. 2019	4,400	1,650
1	WTI Houston (Argus) vx. WTI Trade Month	Dec. 2019	4,400	1,650
13	WTI Light Sweet Crude Oil	Dec. 2018	949,780	45,766
2	WTI Light Sweet Crude Oil	Jan. 2019	145,780	2,521
6	WTI Light Sweet Crude Oil	Mar. 2019	411,420	33,120
12	WTI Light Sweet Crude Oil	Jun. 2019	862,080	87,774
6	WTI Light Sweet Crude Oil	Sep. 2019	424,920	49,380
4	WTI Light Sweet Crude Oil	Dec. 2020	262,760	20,526

A174

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Commodity futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
20	WTI Crude	Jun. 2021	$1,276,600	$130,205

				3,809,730

Short Positions:
88	Brent Crude	Jun. 2019	7,091,920	(327,497)
6	Brent Crude	Sep. 2019	476,700	(35,678)
66	Brent Crude	Jun. 2020	5,019,960	(365,903)
8	Brent Crude	Jun. 2021	576,160	(46,950)
10	Brent Crude	Dec. 2021	703,400	(38,055)
13	Brent Crude	Dec. 2022	883,220	(55,497)
2	Cocoa	Dec. 2018	41,140	3,517
5	Cocoa	Mar. 2019	104,100	7,308
1	Copper	Dec. 2018	70,125	(5,297)
11	Copper	May 2019	779,075	(28,538)
11	Copper	Sep. 2019	782,238	7,201
21	Corn	Dec. 2018	374,063	6,727
31	Corn	Mar. 2019	570,400	32,664
6	Corn	Jul. 2019	114,375	10,313
4	Gasoline RBOB	Nov. 2018	350,398	(21,074)
9	Gold 100 OZ	Dec. 2018	1,076,580	6,586
12	Henry Hub LD1 Fixed Price	Nov. 2018	90,240	(532)
12	Henry Hub LD1 Fixed Price	Dec. 2018	92,730	(3,022)
2	LME Nickel	Nov. 2018	150,732	15,660
3	LME Nickel	Mar. 2019	228,240	(3,570)
12	LME PRI Aluminum	Mar. 2019	620,925	406
1	Low Sulphur Gas Oil	Dec. 2018	72,125	(3,947)
1	Low Sulphur Gas Oil	Jun. 2019	71,150	(3,648)
1	Natural Gas	Nov. 2018	30,080	(2,564)
56	Natural Gas	Jan. 2019	1,774,640	(15,800)
16	Natural Gas	Apr. 2019	423,360	(1,617)
4	Natural Gas	May 2019	104,520	(1,168)
9	No. 2 Soft Red Winter Wheat	Dec. 2018	229,050	5,848
17	No. 2 Soft Red Winter Wheat	Mar. 2019	448,163	61,514
2	No. 2 Soft Red Winter Wheat	May 2019	53,825	7,425
5	No. 2 Soft Red Winter Wheat	Jul. 2019	135,188	2,136
9	Nymex Natural Gas Penultimate	Dec. 2018	278,190	(970)
16	Platinum	Jan. 2019	657,920	(26,845)
4	Soybean	Nov. 2018	169,100	5,046
15	Soybean	Mar. 2019	654,563	(1,235)
24	Soybean	Nov. 2019	1,094,400	(10,758)
1	Soybean Meal	Dec. 2018	30,900	2,916
51	Sugar #11 (World)	Mar. 2019	639,744	22,365
3	Western Canadian Select Oil Index	Nov. 2018	107,250	(41,650)
3	Western Canadian Select Oil Index	Dec. 2018	102,000	(36,400)
6	WTI Crude	Dec. 2018	438,360	(31,874)
28	WTI Crude	Jun. 2019	2,011,520	(105,859)
2	WTI Crude	Jul. 2019	143,020	(12,668)
6	WTI Crude	Aug. 2019	426,960	(49,440)
139	WTI Crude	Dec. 2019	9,695,250	(734,983)
66	WTI Crude	Dec. 2020	4,335,540	(404,531)
8	WTI Crude	Dec. 2022	478,960	(46,641)
1	WTI Houston (Argus) vx. WTI Trade Month	Jan. 2020	4,050	(250)
1	WTI Houston (Argus) vx. WTI Trade Month	Feb. 2020	4,050	(250)
1	WTI Houston (Argus) vx. WTI Trade Month	Mar. 2020	4,050	(250)
1	WTI Houston (Argus) vx. WTI Trade Month	Apr. 2020	4,050	(250)
1	WTI Houston (Argus) vx. WTI Trade Month	May 2020	4,050	(250)
1	WTI Houston (Argus) vx. WTI Trade Month	Jun. 2020	4,050	(250)
1	WTI Houston (Argus) vx. WTI Trade Month	Jul. 2020	4,050	(250)

A175

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Commodity futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
1	WTI Houston (Argus) vx. WTI Trade Month	Aug. 2020	$4,050	$(250)
1	WTI Houston (Argus) vx. WTI Trade Month	Sep. 2020	4,050	(250)
1	WTI Houston (Argus) vx. WTI Trade Month	Oct. 2020	4,050	(250)
1	WTI Houston (Argus) vx. WTI Trade Month	Nov. 2020	4,050	(250)
1	WTI Houston (Argus) vx. WTI Trade Month	Dec. 2020	4,050	(250)
35	WTI Light Sweet Crude Oil	Dec. 2019	2,441,250	(213,955)
3	WTI Light Sweet Crude Oil	Jun. 2020	202,680	(16,290)
1	WTI Midland (Argus) vs. WTI Financial	Jan. 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	Feb. 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	Mar. 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	Apr. 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	May 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	Jun. 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	Jul. 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	Aug. 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	Sep. 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	Oct. 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	Nov. 2020	450	850
1	WTI Midland (Argus) vs. WTI Financial	Dec. 2020	450	850

				(2,489,624)

				$1,320,106

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/04/18	BNP Paribas	ARS	62,378	$1,637,227	$1,498,039	$—	$(139,188)
Expiring 10/09/18	BNP Paribas	ARS	8,704	214,973	207,582	—	(7,391)
Expiring 10/11/18	BNP Paribas	ARS	826	21,139	19,637	—	(1,502)
Australian Dollar,
Expiring 10/03/18	JPMorgan Chase	AUD	967	701,860	699,022	—	(2,838)
Expiring 12/06/18	Hong Kong & Shanghai Bank	AUD	3,390	2,694,033	2,451,748	—	(242,285)
Expiring 02/07/19	Hong Kong & Shanghai Bank	AUD	1,790	1,423,050	1,295,623	—	(127,427)
Brazilian Real,
Expiring 10/02/18	BNP Paribas	BRL	7,300	1,954,643	1,807,014	—	(147,629)
Expiring 10/02/18	BNP Paribas	BRL	3,820	983,063	945,645	—	(37,418)
Expiring 10/02/18	BNP Paribas	BRL	2,000	515,025	495,071	—	(19,954)
Expiring 10/02/18	Deutsche Bank AG	BRL	1,332	325,910	329,717	3,807	—
Expiring 10/02/18	JPMorgan Chase	BRL	4,800	1,223,772	1,188,173	—	(35,599)
Expiring 11/05/18	Deutsche Bank AG	BRL	3,820	932,265	943,073	10,808	—
British Pound,
Expiring 10/02/18	BNP Paribas	GBP	3,036	3,955,999	3,957,862	1,863	—
Expiring 10/02/18	BNP Paribas	GBP	923	1,214,455	1,203,263	—	(11,192)
Expiring 10/02/18	Citigroup Global Markets	GBP	1,456	1,915,296	1,898,105	—	(17,191)
Expiring 10/02/18	Goldman Sachs & Co.	GBP	5,717	7,451,179	7,452,930	1,751	—
Expiring 10/02/18	Hong Kong & Shanghai Bank	GBP	1,393	1,837,296	1,815,976	—	(21,320)
Expiring 10/02/18	Hong Kong & Shanghai Bank	GBP	700	923,620	912,551	—	(11,069)
Expiring 10/02/18	JPMorgan Chase	GBP	41,741	54,988,980	54,415,389	—	(573,591)
Expiring 10/02/18	JPMorgan Chase	GBP	6,988	9,205,888	9,109,861	—	(96,027)
Expiring 10/02/18	JPMorgan Chase	GBP	4,853	6,339,058	6,326,583	—	(12,475)
Expiring 10/02/18	JPMorgan Chase	GBP	566	748,196	737,861	—	(10,335)

A176

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/18	Standard Chartered PLC	GBP	1,513	$1,949,470	$1,972,413	$22,943	$—
Expiring 10/03/18	JPMorgan Chase	GBP	1,041	1,367,903	1,357,155	—	(10,748)
Canadian Dollar,
Expiring 10/02/18	BNP Paribas	CAD	433	334,997	335,261	264	—
Expiring 10/02/18	Citigroup Global Markets	CAD	15,603	12,054,641	12,080,987	26,346	—
Expiring 10/02/18	Citigroup Global Markets	CAD	600	456,901	464,564	7,663	—
Expiring 10/02/18	Hong Kong & Shanghai Bank	CAD	5,923	4,568,453	4,586,020	17,567	—
Expiring 10/02/18	Hong Kong & Shanghai Bank	CAD	5,605	4,323,178	4,339,802	16,624	—
Expiring 10/02/18	Royal Bank of Canada	CAD	2,853	2,201,792	2,209,002	7,210	—
Expiring 10/03/18	Standard Chartered PLC	CAD	1,700	1,292,201	1,315,884	23,683	—
Expiring 10/16/18	Bank of America	CAD	624	476,608	483,214	6,606	—
Expiring 11/02/18	Hong Kong & Shanghai Bank	CAD	623	482,334	482,701	367	—
Chilean Peso,
Expiring 12/17/18	Citigroup Global Markets	CLP	1,856,608	2,700,206	2,824,941	124,735	—
Chinese Renminbi,
Expiring 11/14/18	Citigroup Global Markets	CNH	99,760	14,676,416	14,467,050	—	(209,366)
Expiring 11/14/18	Goldman Sachs & Co.	CNH	52,612	7,673,255	7,629,668	—	(43,587)
Expiring 11/14/18	Hong Kong & Shanghai Bank	CNH	33,186	4,883,598	4,812,586	—	(71,012)
Expiring 07/12/19	BNP Paribas	CNH	11,931	1,741,574	1,718,457	—	(23,117)
Expiring 07/12/19	Citigroup Global Markets	CNH	11,931	1,739,795	1,718,456	—	(21,339)
Expiring 07/12/19	Hong Kong & Shanghai Bank	CNH	74,014	10,782,944	10,660,474	—	(122,470)
Expiring 07/12/19	Hong Kong & Shanghai Bank	CNH	11,931	1,739,644	1,718,457	—	(21,187)
Colombian Peso,
Expiring 12/17/18	Citigroup Global Markets	COP	16,257,958	5,228,648	5,478,056	249,408	—
Expiring 12/17/18	Goldman Sachs & Co.	COP	5,239,682	1,680,193	1,765,491	85,298	—
Danish Krone,
Expiring 10/01/18	Hong Kong & Shanghai Bank	DKK	2,240	349,923	348,828	—	(1,095)
Expiring 01/02/19	Goldman Sachs & Co.	DKK	4,140	649,156	650,452	1,296	—
Euro,
Expiring 10/02/18	Citigroup Global Markets	EUR	6,039	7,073,488	7,013,827	—	(59,661)
Expiring 10/02/18	Citigroup Global Markets	EUR	549	640,366	637,620	—	(2,746)
Expiring 10/02/18	Hong Kong & Shanghai Bank	EUR	200	232,095	232,284	189	—
Expiring 10/02/18	Royal Bank of Canada	EUR	900	1,055,048	1,045,279	—	(9,769)
Expiring 10/02/18	UBS AG	EUR	145,790	171,188,147	169,323,328	—	(1,864,819)
Expiring 10/02/18	UBS AG	EUR	7,876	9,276,666	9,147,358	—	(129,308)
Expiring 10/03/18	UBS AG	EUR	1,605	1,878,492	1,864,232	—	(14,260)
Expiring 12/14/18	Deutsche Bank AG	EUR	1,410	1,776,882	1,647,979	—	(128,903)
Expiring 01/24/19	Deutsche Bank AG	EUR	2,350	2,955,666	2,757,047	—	(198,619)
Expiring 05/28/19	Hong Kong & Shanghai Bank	EUR	2,197	2,652,438	2,606,502	—	(45,936)
Expiring 06/28/21	Morgan Stanley	EUR	59	75,432	74,820	—	(612)
Indian Rupee,
Expiring 10/04/18	JPMorgan Chase	INR	104,838	1,443,313	1,445,044	1,731	—
Expiring 10/17/18	BNP Paribas	INR	111,295	1,549,203	1,531,298	—	(17,905)
Expiring 10/29/18	Standard Chartered PLC	INR	93,082	1,340,186	1,278,625	—	(61,561)
Expiring 12/19/18	Morgan Stanley	INR	777,712	10,973,004	10,618,238	—	(354,766)
Indonesian Rupiah,
Expiring 10/10/18	Hong Kong & Shanghai Bank	IDR	7,337,137	480,619	491,656	11,037	—
Expiring 10/10/18	UBS AG	IDR	7,257,373	475,395	486,312	10,917	—
Expiring 10/17/18	BNP Paribas	IDR	10,184,455	682,605	681,873	—	(732)
Expiring 10/18/18	Hong Kong & Shanghai Bank	IDR	7,458,500	500,034	499,303	—	(731)
Expiring 12/19/18	BNP Paribas	IDR	1,958,476	129,890	130,016	126	—
Expiring 12/19/18	Standard Chartered PLC	IDR	41,232,139	2,773,773	2,737,246	—	(36,527)

A177

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/19/18	Standard Chartered PLC	IDR	14,958,505	$1,006,290	$993,038	$—	$(13,252)
Japanese Yen,
Expiring 10/02/18	BNP Paribas	JPY	421,500	3,797,154	3,710,840	—	(86,314)
Expiring 10/02/18	Citigroup Global Markets	JPY	194,100	1,749,382	1,708,835	—	(40,547)
Expiring 10/03/18	Goldman Sachs & Co.	JPY	62,832	561,710	553,206	—	(8,504)
Expiring 10/03/18	Standard Chartered PLC	JPY	75,843	674,158	667,763	—	(6,395)
Expiring 11/02/18	JPMorgan Chase	JPY	421,500	3,743,190	3,719,430	—	(23,760)
Mexican Peso,
Expiring 10/26/18	Hong Kong & Shanghai Bank	MXN	235,236	12,373,139	12,507,966	134,827	—
Expiring 10/26/18	Hong Kong & Shanghai Bank	MXN	295	15,517	15,686	169	—
Expiring 03/14/19	Deutsche Bank AG	MXN	23,063	1,075,000	1,200,775	125,775	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	MXN	9,454	480,000	492,212	12,212	—
New Zealand Dollar,
Expiring 10/02/18	Hong Kong & Shanghai Bank	NZD	7,535	5,013,789	4,994,685	—	(19,104)
Expiring 10/03/18	JPMorgan Chase	NZD	1,033	680,431	684,742	4,311	—
Norwegian Krone,
Expiring 10/03/18	Citigroup Global Markets	NOK	5,403	644,812	663,998	19,186	—
Expiring 10/03/18	JPMorgan Chase	NOK	184	22,525	22,612	87	—
Expiring 10/03/18	UBS AG	NOK	21,981	2,700,614	2,701,343	729	—
Russian Ruble,
Expiring 11/15/18	Hong Kong & Shanghai Bank	RUB	38,735	573,780	588,294	14,514	—
Expiring 11/15/18	UBS AG	RUB	341,739	5,325,107	5,190,249	—	(134,858)
Expiring 11/15/18	UBS AG	RUB	91,591	1,426,761	1,391,062	—	(35,699)
Expiring 12/14/18	Hong Kong & Shanghai Bank	RUB	354,946	5,169,609	5,373,734	204,125	—
South African Rand,
Expiring 11/02/18	Bank of America	ZAR	51,674	3,388,368	3,636,694	248,326	—
Expiring 11/02/18	Citigroup Global Markets	ZAR	11,070	743,534	779,080	35,546	—
Expiring 11/02/18	Hong Kong & Shanghai Bank	ZAR	30,863	2,289,047	2,172,065	—	(116,982)
Expiring 12/07/18	Toronto Dominion	ZAR	1,153	75,000	80,773	5,773	—
Swedish Krona,
Expiring 10/02/18	Citigroup Global Markets	SEK	6,365	720,833	716,423	—	(4,410)
Expiring 10/02/18	Morgan Stanley	SEK	470,560	53,261,093	52,964,619	—	(296,474)
Expiring 10/03/18	Citigroup Global Markets	SEK	17,488	1,934,427	1,968,554	34,127	—
Expiring 10/03/18	UBS AG	SEK	6,983	784,342	786,049	1,707	—
Swiss Franc,
Expiring 10/02/18	Goldman Sachs & Co.	CHF	5,085	5,247,039	5,183,278	—	(63,761)
Expiring 10/03/18	JPMorgan Chase	CHF	3,088	3,213,674	3,147,970	—	(65,704)
Turkish Lira,
Expiring 10/19/18	Citigroup Global Markets	TRY	35,209	6,954,846	5,753,098	—	(1,201,748)

				$529,358,670	$523,749,604	1,473,653	(7,082,719)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/04/18	BNP Paribas	ARS	11,796	$309,613	$283,290	$26,323	$—
Expiring 10/09/18	BNP Paribas	ARS	12,922	319,133	308,161	10,972	—
Australian Dollar,
Expiring 10/02/18	Goldman Sachs & Co.	AUD	20,274	14,669,091	14,655,506	13,585	—
Expiring 10/02/18	Goldman Sachs & Co.	AUD	10,747	7,775,906	7,768,705	7,201	—
Expiring 10/02/18	JPMorgan Chase	AUD	2,024	1,456,931	1,463,093	—	(6,162)

A178

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/03/18	JPMorgan Chase	AUD	1,894	$1,361,112	$1,369,129	$—	$(8,017)
Expiring 11/02/18	Standard Chartered PLC	AUD	20,274	14,665,826	14,658,747	7,079	—
Expiring 11/02/18	Standard Chartered PLC	AUD	12,771	9,238,299	9,233,840	4,459	—
Expiring 12/06/18	Citigroup Global Markets	AUD	249	185,206	180,084	5,122	—
Brazilian Real,
Expiring 10/02/18	BNP Paribas	BRL	1,332	342,763	329,716	13,047	—
Expiring 10/02/18	Deutsche Bank AG	BRL	3,820	934,728	945,645	—	(10,917)
Expiring 10/02/18	Morgan Stanley	BRL	14,100	4,090,751	3,490,258	600,493	—
Expiring 11/05/18	Deutsche Bank AG	BRL	1,332	325,051	328,820	—	(3,769)
Expiring 03/14/19	Deutsche Bank AG	BRL	4,833	1,263,000	1,178,473	84,527	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	BRL	1,620	480,000	395,009	84,991	—
British Pound,
Expiring 10/02/18	Citigroup Global Markets	GBP	402	527,192	524,065	3,127	—
Expiring 10/02/18	Goldman Sachs & Co.	GBP	56,784	73,967,111	74,026,100	—	(58,989)
Expiring 10/02/18	Societe Generale	GBP	10,403	13,406,970	13,561,804	—	(154,834)
Expiring 10/02/18	Standard Chartered PLC	GBP	374	485,243	487,563	—	(2,320)
Expiring 10/03/18	Citigroup Global Markets	GBP	2,112	2,779,815	2,753,421	26,394	—
Expiring 10/03/18	JPMorgan Chase	GBP	996	1,299,016	1,298,553	463	—
Expiring 10/26/18	JPMorgan Chase	GBP	5,196	6,855,190	6,781,474	73,716	—
Expiring 11/02/18	JPMorgan Chase	GBP	41,741	55,063,809	54,492,060	571,749	—
Expiring 11/02/18	JPMorgan Chase	GBP	6,988	9,218,416	9,122,698	95,718	—
Expiring 11/02/18	UBS AG	GBP	2,156	2,835,826	2,814,616	21,210	—
Expiring 06/18/19	Citigroup Global Markets	GBP	1,173	1,572,055	1,549,606	22,449	—
Canadian Dollar,
Expiring 10/01/18	Hong Kong & Shanghai Bank	CAD	600	462,613	464,553	—	(1,940)
Expiring 10/01/18	JPMorgan Chase	CAD	200	153,397	154,851	—	(1,454)
Expiring 10/01/18	UBS AG	CAD	1,000	759,303	774,256	—	(14,953)
Expiring 10/02/18	Citigroup Global Markets	CAD	21,233	16,434,363	16,440,145	—	(5,782)
Expiring 10/02/18	Citigroup Global Markets	CAD	5,923	4,584,408	4,586,021	—	(1,613)
Expiring 10/02/18	Citigroup Global Markets	CAD	575	445,424	445,207	217	—
Expiring 10/03/18	Hong Kong & Shanghai Bank	CAD	2,582	1,984,531	1,999,219	—	(14,688)
Expiring 10/03/18	JPMorgan Chase	CAD	866	669,635	670,535	—	(900)
Expiring 10/04/18	Goldman Sachs & Co.	CAD	2,000	1,522,093	1,548,616	—	(26,523)
Expiring 10/04/18	Hong Kong & Shanghai Bank	CAD	2,000	1,518,410	1,548,616	—	(30,206)
Expiring 10/04/18	Hong Kong & Shanghai Bank	CAD	400	304,042	309,723	—	(5,681)
Expiring 10/09/18	BNP Paribas	CAD	1,300	988,275	1,006,714	—	(18,439)
Expiring 10/09/18	Hong Kong & Shanghai Bank	CAD	100	76,114	77,440	—	(1,326)
Expiring 10/09/18	JPMorgan Chase	CAD	900	692,734	696,956	—	(4,222)
Expiring 10/10/18	JPMorgan Chase	CAD	1,400	1,077,612	1,084,179	—	(6,567)
Expiring 10/12/18	Goldman Sachs & Co.	CAD	400	307,442	309,780	—	(2,338)
Expiring 10/15/18	Goldman Sachs & Co.	CAD	1,500	1,152,925	1,161,751	—	(8,826)
Expiring 10/17/18	Hong Kong & Shanghai Bank	CAD	400	308,106	309,814	—	(1,708)
Expiring 10/18/18	Citigroup Global Markets	CAD	300	231,193	232,366	—	(1,173)
Expiring 10/19/18	Standard Chartered PLC	CAD	100	77,514	77,457	57	—
Expiring 10/22/18	Citigroup Global Markets	CAD	600	464,845	464,775	70	—
Expiring 10/22/18	Citigroup Global Markets	CAD	400	309,206	309,849	—	(643)
Expiring 10/24/18	JPMorgan Chase	CAD	200	154,610	154,931	—	(321)
Expiring 10/25/18	Citigroup Global Markets	CAD	300	231,919	232,403	—	(484)
Expiring 11/02/18	Hong Kong & Shanghai Bank	CAD	5,923	4,571,380	4,589,146	—	(17,766)
Expiring 11/02/18	Hong Kong & Shanghai Bank	CAD	5,605	4,325,947	4,342,759	—	(16,812)
Chilean Peso,
Expiring 12/17/18	BNP Paribas	CLP	471,808	701,000	717,884	—	(16,884)

A179

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 12/17/18	BNP Paribas	CLP	309,173	$455,000	$470,425	$—	$(15,425)
Expiring 12/17/18	Citigroup Global Markets	CLP	392,068	583,000	596,554	—	(13,554)
Expiring 12/17/18	Hong Kong & Shanghai Bank	CLP	630,295	925,000	959,032	—	(34,032)
Expiring 12/17/18	Hong Kong & Shanghai Bank	CLP	31,624	47,000	48,118	—	(1,118)
Chinese Renminbi,
Expiring 11/14/18	BNP Paribas	CNH	11,931	1,747,313	1,730,217	17,096	—
Expiring 11/14/18	Citigroup Global Markets	CNH	11,931	1,745,574	1,730,216	15,358	—
Expiring 11/14/18	Hong Kong & Shanghai Bank	CNH	74,014	10,816,035	10,733,421	82,614	—
Expiring 11/14/18	Hong Kong & Shanghai Bank	CNH	11,931	1,745,498	1,730,217	15,281	—
Expiring 11/14/18	JPMorgan Chase	CNH	41,029	6,013,936	5,950,017	63,919	—
Expiring 11/14/18	NatWest Markets PLC	CNH	34,395	5,021,992	4,987,967	34,025	—
Expiring 12/19/18	Hong Kong & Shanghai Bank	CNH	11,758	1,723,851	1,702,745	21,106	—
Expiring 07/12/19	Citigroup Global Markets	CNH	12,792	1,897,890	1,842,438	55,452	—
Expiring 07/12/19	Hong Kong & Shanghai Bank	CNH	58,500	8,530,239	8,425,860	104,379	—
Expiring 07/12/19	Hong Kong & Shanghai Bank	CNH	24,413	3,617,751	3,516,269	101,482	—
Expiring 07/12/19	JPMorgan Chase	CNH	3,669	539,184	528,457	10,727	—
Expiring 07/12/19	Morgan Stanley	CNH	10,434	1,526,671	1,502,823	23,848	—
Colombian Peso,
Expiring 12/17/18	Citigroup Global Markets	COP	3,649,343	1,205,000	1,229,632	—	(24,632)
Expiring 12/17/18	Citigroup Global Markets	COP	1,555,364	514,000	524,074	—	(10,074)
Expiring 12/17/18	Goldman Sachs & Co.	COP	2,433,918	805,000	820,099	—	(15,099)
Expiring 12/17/18	JPMorgan Chase	COP	3,029	1,000	1,021	—	(21)
Czech Koruna,
Expiring 11/15/18	Hong Kong & Shanghai Bank	CZK	473	21,516	21,351	165	—
Danish Krone,
Expiring 10/01/18	Standard Chartered PLC	DKK	190,398	30,058,644	29,651,215	407,429	—
Expiring 01/02/19	Citigroup Global Markets	DKK	187,225	29,622,062	29,415,656	206,406	—
Euro,
Expiring 10/02/18	Citigroup Global Markets	EUR	12,221	14,306,102	14,193,737	112,365	—
Expiring 10/02/18	Citigroup Global Markets	EUR	7,735	9,042,447	8,983,598	58,849	—
Expiring 10/02/18	Citigroup Global Markets	EUR	4,415	5,139,197	5,127,677	11,520	—
Expiring 10/02/18	Citigroup Global Markets	EUR	4,275	4,962,471	4,965,078	—	(2,607)
Expiring 10/02/18	Goldman Sachs & Co.	EUR	5,346	6,220,581	6,208,961	11,620	—
Expiring 10/02/18	Goldman Sachs & Co.	EUR	3,654	4,237,556	4,243,836	—	(6,280)
Expiring 10/02/18	Goldman Sachs & Co.	EUR	1,402	1,623,418	1,628,313	—	(4,895)
Expiring 10/02/18	JPMorgan Chase	EUR	2,160	2,540,557	2,508,671	31,886	—
Expiring 10/02/18	Standard Chartered PLC	EUR	122,165	143,351,710	141,884,737	1,466,973	—
Expiring 10/02/18	UBS AG	EUR	141	164,109	163,761	348	—
Expiring 10/03/18	Goldman Sachs & Co.	EUR	3,341	3,883,340	3,880,719	2,621	—
Expiring 10/03/18	JPMorgan Chase	EUR	565	665,830	656,256	9,574	—
Expiring 10/05/18	Deutsche Bank AG	EUR	470	586,671	545,999	40,672	—
Expiring 10/05/18	Deutsche Bank AG	EUR	160	198,582	185,872	12,710	—
Expiring 10/26/18	Bank of America	EUR	4,000	4,569,212	4,654,664	—	(85,452)
Expiring 10/26/18	Citigroup Global Markets	EUR	789	922,565	918,421	4,144	—
Expiring 10/26/18	Hong Kong & Shanghai Bank	EUR	1,979	2,306,292	2,303,412	2,880	—
Expiring 10/26/18	JPMorgan Chase	EUR	8,535	10,054,356	9,931,702	122,654	—
Expiring 10/26/18	UBS AG	EUR	25,605	30,179,020	29,795,106	383,914	—
Expiring 10/30/18	Citigroup Global Markets	EUR	10,026	11,656,571	11,671,208	—	(14,637)
Expiring 10/30/18	Goldman Sachs & Co.	EUR	7,700	8,984,656	8,963,125	21,531	—
Expiring 10/30/18	JPMorgan Chase	EUR	11,632	13,519,614	13,540,138	—	(20,524)
Expiring 10/30/18	JPMorgan Chase	EUR	9,600	11,228,996	11,174,805	54,191	—
Expiring 10/30/18	JPMorgan Chase	EUR	7,319	8,506,783	8,519,625	—	(12,842)

A180

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

			Notional	Value at
			Amount	Settlement	Current	Unrealized	Unrealized
Sale Contracts	Counterparty		(000)	Date	Value	Appreciation	Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/30/18	Morgan Stanley	EUR	19,400	$22,649,715	$22,582,418	$67,297	$—
Expiring 10/30/18	Morgan Stanley	EUR	12,600	14,689,599	14,666,931	22,668	—
Expiring 11/02/18	JPMorgan Chase	EUR	11,550	13,423,455	13,447,965	—	(24,510)
Expiring 11/02/18	UBS AG	EUR	145,790	171,602,627	169,746,722	1,855,905	—
Expiring 11/02/18	UBS AG	EUR	7,876	9,299,129	9,170,232	128,897	—
Expiring 12/14/18	Standard Chartered PLC	EUR	1,410	1,776,491	1,647,979	128,512	—
Expiring 12/14/18	UBS AG	EUR	2,039	2,535,486	2,382,557	152,929	—
Expiring 01/24/19	Hong Kong & Shanghai Bank	EUR	2,451	2,946,200	2,875,541	70,659	—
Expiring 02/07/19	Citigroup Global Markets	EUR	1,894	2,399,319	2,224,755	174,564	—
Expiring 02/07/19	Citigroup Global Markets	EUR	1,873	2,368,783	2,200,088	168,695	—
Expiring 05/28/19	Bank of America	EUR	2,208	2,577,067	2,619,552	—	(42,485)
Indian Rupee,
Expiring 10/04/18	Goldman Sachs & Co.	INR	104,838	1,470,000	1,445,042	24,958	—
Expiring 10/17/18	Goldman Sachs & Co.	INR	111,295	1,538,000	1,531,298	6,702	—
Expiring 10/29/18	Goldman Sachs & Co.	INR	93,082	1,337,000	1,278,624	58,376	—
Expiring 12/19/18	BNP Paribas	INR	111,295	1,534,254	1,519,527	14,727	—
Expiring 12/19/18	Goldman Sachs & Co.	INR	78,771	1,067,000	1,075,479	—	(8,479)
Expiring 12/19/18	Goldman Sachs & Co.	INR	39,028	541,000	532,860	8,140	—
Expiring 12/19/18	Goldman Sachs & Co.	INR	26,041	361,000	355,539	5,461	—
Expiring 12/19/18	JPMorgan Chase	INR	104,838	1,426,482	1,431,370	—	(4,888)
Indonesian Rupiah,
Expiring 10/10/18	BNP Paribas	IDR	10,184,455	683,980	682,454	1,526	—
Expiring 10/10/18	BNP Paribas	IDR	1,958,476	131,415	131,236	179	—
Expiring 10/10/18	Goldman Sachs & Co.	IDR	2,451,579	164,000	164,279	—	(279)
Expiring 10/17/18	Goldman Sachs & Co.	IDR	10,184,455	678,000	681,872	—	(3,872)
Expiring 10/18/18	Goldman Sachs & Co.	IDR	7,458,500	500,000	499,303	697	—
Expiring 12/19/18	Hong Kong & Shanghai Bank	IDR	13,034,466	859,000	865,309	—	(6,309)
Expiring 12/19/18	Hong Kong & Shanghai Bank	IDR	7,458,500	494,595	495,141	—	(546)
Expiring 12/19/18	Hong Kong & Shanghai Bank	IDR	7,337,137	470,752	487,085	—	(16,333)
Expiring 12/19/18	JPMorgan Chase	IDR	9,147,600	605,000	607,275	—	(2,275)
Expiring 12/19/18	UBS AG	IDR	7,257,373	465,485	481,790	—	(16,305)
Japanese Yen,
Expiring 10/02/18	BNP Paribas	JPY	311,828	2,809,155	2,745,299	63,856	—
Expiring 10/02/18	JPMorgan Chase	JPY	421,500	3,734,759	3,710,840	23,919	—
Expiring 10/02/18	JPMorgan Chase	JPY	148,000	1,313,437	1,302,976	10,461	—
Expiring 10/03/18	Goldman Sachs & Co.	JPY	174,604	1,573,675	1,537,310	36,365	—
Expiring 10/03/18	Goldman Sachs & Co.	JPY	40,152	361,884	353,521	8,363	—
New Taiwanese Dollar,
Expiring 12/19/18	BNP Paribas	TWD	81,282	2,666,015	2,678,002	—	(11,987)
Expiring 12/19/18	BNP Paribas	TWD	21,636	709,645	712,836	—	(3,191)
New Zealand Dollar,
Expiring 10/02/18	Royal Bank of Canada	NZD	7,535	5,053,536	4,994,685	58,851	—
Expiring 10/03/18	Standard Chartered PLC	NZD	21	13,972	13,920	52	—
Expiring 11/02/18	Hong Kong & Shanghai Bank	NZD	7,535	5,014,399	4,995,619	18,780	—
Peruvian Nuevo Sol,
Expiring 12/17/18	Hong Kong & Shanghai Bank	PEN	6,375	1,925,557	1,923,369	2,188	—
Expiring 12/17/18	Hong Kong & Shanghai Bank	PEN	3,318	1,002,307	1,001,168	1,139	—
Singapore Dollar,
Expiring 12/19/18	Credit Suisse First Boston Corp.	SGD	973	713,492	713,100	392	—
South African Rand,
Expiring 11/02/18	Goldman Sachs & Co.	ZAR	25,171	1,701,753	1,771,475	—	(69,722)
Expiring 11/02/18	Goldman Sachs & Co.	ZAR	21,975	1,470,294	1,546,548	—	(76,254)

A181

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 11/02/18	JPMorgan Chase	ZAR	40,254	$2,702,769	$2,832,981	$—	$(130,212)
Expiring 11/02/18	JPMorgan Chase	ZAR	3,392	215,928	238,721	—	(22,793)
Expiring 11/02/18	Standard Chartered PLC	ZAR	4,115	289,362	289,604	—	(242)
Expiring 12/07/18	Bank of America	ZAR	1,977	128,295	138,497	—	(10,202)
South Korean Won,
Expiring 10/29/18	Goldman Sachs & Co.	KRW	431,778	388,000	389,507	—	(1,507)
Expiring 12/19/18	BNP Paribas	KRW	12,438,471	11,134,608	11,237,146	—	(102,538)
Expiring 12/19/18	BNP Paribas	KRW	1,578,379	1,412,926	1,425,937	—	(13,011)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,603,029	1,443,000	1,448,206	—	(5,206)
Expiring 12/19/18	Citigroup Global Markets	KRW	657,868	590,000	594,330	—	(4,330)
Expiring 12/19/18	Hong Kong & Shanghai Bank	KRW	947,168	852,000	855,689	—	(3,689)
Swedish Krona,
Expiring 10/02/18	Hong Kong & Shanghai Bank	SEK	476,925	52,159,181	53,681,041	—	(1,521,860)
Expiring 10/03/18	Hong Kong & Shanghai Bank	SEK	704	80,170	79,247	923	—
Expiring 11/02/18	Morgan Stanley	SEK	470,560	53,393,606	53,102,384	291,222	—
Swiss Franc,
Expiring 10/02/18	Citigroup Global Markets	CHF	5,085	5,254,728	5,183,277	71,451	—
Expiring 10/03/18	Goldman Sachs & Co.	CHF	640	666,416	652,429	13,987	—
Expiring 10/03/18	Standard Chartered PLC	CHF	4,393	4,516,569	4,478,314	38,255	—
Expiring 11/02/18	Goldman Sachs & Co.	CHF	5,085	5,261,537	5,198,093	63,444	—
Thai Baht,
Expiring 12/19/18	Hong Kong & Shanghai Bank	THB	3,739	114,935	115,943	—	(1,008)
Turkish Lira,
Expiring 10/19/18	BNP Paribas	TRY	207	29,044	33,768	—	(4,724)
Expiring 10/19/18	Hong Kong & Shanghai Bank	TRY	33,150	6,954,847	5,416,720	1,538,127	—
Expiring 10/19/18	UBS AG	TRY	1,852	253,895	302,611	—	(48,716)

				$1,116,451,416	$1,109,002,963	10,313,375	(2,864,922)

						$11,787,028	$(9,947,641)

Cross currency exchange contracts outstanding at September 30, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
12/14/18	Buy	EUR	784	RON	3,671	$2,431	$—	Goldman Sachs & Co.
12/14/18	Buy	EUR	1,328	RON	6,219	3,382	—	JPMorgan Chase
12/14/18	Buy	EUR	2,525	RON	11,810	8,878	—	JPMorgan Chase
04/23/19	Buy	EUR	436	SEK	4,490	943	—	Deutsche Bank AG
04/23/19	Buy	EUR	595	SEK	6,182	—	(4,963)	Royal Bank of Canada
04/23/19	Buy	SEK	8,759	EUR	854	—	(5,952)	Credit Suisse First Boston Corp.

						$15,634	$(10,915)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Daimler AG	12/20/20	1.000	%(Q)	EUR 500	0.418%	$8,231	$7,810	$(421)

A182

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
Daimler AG	12/20/20	1.000	%(Q)	EUR	240	0.418%	$3,956	$3,764	$(192)
Enbridge, Inc.	12/20/22	1.000	%(Q)		2,600	0.562%	6,026	45,894	39,868
Ford Motor Credit Co. LLC	06/20/22	5.000	%(Q)		1,100	0.961%	190,429	160,031	(30,398)
General Motors Co.	06/20/19	5.000	%(Q)		1,835	0.125%	205,292	67,924	(137,368)
Marks & Spencer PLC	06/20/23	1.000	%(Q)	EUR	2,200	1.303%	(65,915)	(33,295)	32,620
Tesco PLC	06/20/25	1.000	%(Q)	EUR	1,700	1.381%	(56,080)	(44,398)	11,682
Verizon Communications, Inc.	12/20/22	1.000	%(Q)		900	0.114%	17,299	5,963	(11,336)

							$309,238	$213,693	$(95,545)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	4,300	$ (131,620)	$(153,894)	$22,274	BNP Paribas
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(116,316)	(133,217)	16,901	Citigroup Global Markets
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(116,316)	(132,796)	16,480	Goldman Sachs & Co.
Japan Govt.	06/20/22	(1.000)%(Q)	700	(21,427)	(24,197)	2,770	Bank of America
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	(30,479)	(44,541)	14,062	Bank of America
Republic of China	06/20/23	(1.000)%(Q)	4,900	(106,024)	(94,604)	(11,420)	Goldman Sachs & Co.
Republic of Italy	06/20/23	1.000%(Q)	1,800	35,155	40,367	(5,212)	Bank of America
Republic of Italy	06/20/28	1.000%(Q)	975	120,430	98,922	21,508	Goldman Sachs & Co.
South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	(200,524)	(164,692)	(35,832)	BNP Paribas
South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	(50,131)	(42,406)	(7,725)	Hong Kong & Shanghai Bank
United Mexican States	06/20/23	1.000%(Q)	575	140	3,609	(3,469)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	565	138	8,971	(8,833)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	190	46	3,101	(3,055)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	190	46	1,122	(1,076)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	190	46	3,355	(3,309)	Citigroup Global Markets

A183

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
United Mexican States	06/20/23	1.000%(Q)	100	$24	$627	$(603)	Citigroup Global Markets

				$(616,812)	$(630,273)	$13,461

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Federal Republic of Brazil	12/20/18	1.000%(Q)	3,500	0.840%	$2,350	$2,721	$(371)	BNP Paribas
Federal Republic of Brazil	06/20/21	1.000%(Q)	1,800	1.845%	(38,642)	(124,874)	86,232	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/21	1.000%(Q)	300	1.845%	(6,440)	(25,827)	19,387	Deutsche Bank AG
Federal Republic of Brazil	06/20/21	1.000%(Q)	200	1.845%	(4,294)	(17,301)	13,007	Citigroup Global Markets
Federal Republic of Brazil	06/20/21	1.000%(Q)	100	1.845%	(2,147)	(6,979)	4,832	JPMorgan Chase
Federal Republic of Brazil	06/20/22	1.000%(Q)	600	2.132%	(23,007)	(38,930)	15,923	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/22	1.000%(Q)	100	2.132%	(3,834)	(6,317)	2,483	Citigroup Global Markets
Federal Republic of Brazil	12/20/22	1.000%(Q)	7,500	2.266%	(359,868)	(150,745)	(209,123)	Morgan Stanley
Federal Republic of Brazil	06/20/23	1.000%(Q)	2,500	2.453%	(151,573)	(158,407)	6,834	Hong Kong & Shanghai Bank
Hellenic Republic of Greece	06/20/22	1.000%(Q)	980	3.338%	(75,640)	(169,159)	93,519	Citigroup Global Markets
Hellenic Republic of Greece	06/20/22	1.000%(Q)	240	3.338%	(18,524)	(42,627)	24,103	Goldman Sachs & Co.
Hellenic Republic of Greece	06/20/23	1.000%(Q)	435	3.658%	(46,430)	(42,575)	(3,855)	Citigroup Global Markets
Hellenic Republic of Greece	06/20/24	1.000%(Q)	500	3.888%	(67,269)	(108,194)	40,925	Barclays Capital Group
Hellenic Republic of Greece	12/20/24	1.000%(Q)	1,000	3.967%	(146,976)	(230,139)	83,163	Citigroup Global Markets
Kingdom of Spain	06/20/19	1.000%(Q)	3,900	0.228%	23,039	22,243	796	Morgan Stanley
Kingdom of Spain	06/20/23	1.000%(Q)	2,170	0.620%	36,744	24,877	11,867	Goldman Sachs & Co.
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	0.620%	30,479	27,267	3,212	Bank of America
Kingdom of Spain	06/20/23	1.000%(Q)	1,080	0.620%	18,287	11,624	6,663	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000%(Q)	590	0.620%	9,990	8,494	1,496	Bank of America
Petrobras International Finance Co.	03/20/20	1.000%(Q)	3,700	1.565%	(29,056)	(675,603)	646,547	Hong Kong & Shanghai Bank
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	2.137%	(23,052)	(26,563)	3,511	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.137%	(22,572)	(31,242)	8,670	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.137%	(7,684)	(10,702)	3,018	Citigroup Global Markets

A184

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.137%	$(7,684)	$(8,896)	$1,212	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.137%	(7,684)	(10,899)	3,215	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	2.137%	(3,842)	(4,425)	583	Citigroup Global Markets
Republic of Colombia	12/20/22	1.000%(Q)	15,000	0.861%	86,970	58,481	28,489	Morgan Stanley
Republic of Indonesia	06/20/23	1.000%(Q)	5,000	1.190%	(39,500)	(52,548)	13,048	JPMorgan Chase
Republic of Italy	06/20/20	1.000%(Q)	980	1.616%	(9,796)	(14,173)	4,377	Bank of America
Republic of Italy	06/20/21	1.000%(Q)	31,000	1.138%	(101,222)	(566,159)	464,937	Citigroup Global Markets
Republic of Italy	06/20/21	1.000%(Q)	10,100	1.985%	(251,037)	(168,497)	(82,540)	Bank of America
Republic of Italy	06/20/21	1.000%(Q)	8,800	1.138%	(28,734)	(196,071)	167,337	Goldman Sachs &Co.
Republic of Italy	06/20/21	1.000%(Q)	3,500	1.985%	(86,993)	(62,657)	(24,336)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%(Q)	1,560	1.985%	(38,774)	(32,390)	(6,384)	Goldman Sachs &Co.
Republic of Italy	06/20/23	1.000%(Q)	1,800	2.401%	(103,317)	(108,420)	5,103	Bank of America
Republic of Italy	06/20/23	1.000%(Q)	1,550	2.401%	(88,968)	(73,504)	(15,464)	Goldman Sachs &Co.
Republic of Portugal	06/20/23	1.000%(Q)	540	0.844%	3,834	445	3,389	Bank of America
Republic of South Africa	06/20/23	1.000%(Q)	200	1.892%	(7,525)	(12,038)	4,513	JPMorgan Chase
Republic of South Africa	06/20/23	1.000%(Q)	100	1.892%	(3,762)	(5,082)	1,320	Citigroup Global Markets
Republic of Turkey	12/20/18	1.000%(Q)	400	2.439%	(1,192)	(6,444)	5,252	Citigroup Global Markets
Russian Federation	12/20/22	1.000%(Q)	10,000	1.235%	(88,773)	(218,907)	130,134	Goldman Sachs &Co.
United Mexican States	12/20/22	1.000%(Q)	500	0.870%	2,716	630	2,086	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	30,100	1.013%	(7,337)	(285,619)	278,282	Hong Kong & Shanghai Bank
United Mexican States	06/20/23	1.000%(Q)	4,000	1.013%	(975)	(30,393)	29,418	Goldman Sachs &Co.
United Mexican States	06/20/23	1.000%(Q)	3,000	1.013%	(731)	(30,327)	29,596	Citigroup Global Markets
United Mexican States	12/20/23	1.000%(Q)	2,100	1.128%	(12,360)	(19,719)	7,359	Hong Kong & Shanghai Bank
United Mexican States	12/20/23	1.000%(Q)	2,000	1.128%	(11,772)	(18,780)	7,008	Citigroup Global Markets
United Mexican States	12/20/23	1.000%(Q)	1,600	1.128%	(9,417)	(15,024)	5,607	JPMorgan Chase
United Mexican States	12/20/23	1.000%(Q)	1,200	1.128%	(7,063)	(11,268)	4,205	BNP Paribas

					$(1,731,057)	$(3,661,642)	$1,930,585

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29	12/20/22	5.000	%(Q)	2,600	$(206,883)	$(209,639)	$(2,756)
CDX.NA.HY.30.V1	06/20/23	5.000	%(Q)	1,384	(100,340)	(110,273)	(9,933)
CDX.NA.HY.31	12/20/23	5.000	%(Q)	6,200	(451,670)	(461,187)	(9,517)
CDX.NA.IG.29.V1	12/20/22	1.000	%(Q)	5,000	(98,172)	(107,858)	(9,686)
CDX.NA.IG.30.V1	06/20/28	1.000	%(Q)	3,341	10,696	6,179	(4,517)

A185

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1) (cont’d.):
iTraxx Europe Series 26 V1	12/20/21	1.000	%(Q)	EUR 3,700	$(60,195)	$(96,281)	$(36,086)
iTraxx Europe Series 28 V1	12/20/22	1.000	%(Q)	EUR 69,400	(1,999,212)	(1,756,924)	242,288
iTraxx Europe Series 28 V1	12/20/22	1.000	%(Q)	EUR 10,600	(297,505)	(268,348)	29,157

					$(3,203,281)	$(3,004,331)	$198,950

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.28	12/20/22	1.000	%(Q)	33,271	1.564%	$(306,093)	$(740,760)	$(434,667)
CDX.EM.29	06/20/23	1.000	%(Q)	181,500	1.790%	(3,668,093)	(6,115,360)	(2,447,267)
iTraxx Europe Series 30 V1	12/20/23	1.000	%(Q)	EUR 24,300	0.683%	464,542	464,993	451

						$(3,509,644)	$(6,391,127)	$(2,881,483)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount# (000)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500	%(M)	5,000	$(21,663)	$57,438	$(79,101)	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	6,000	*	$73,560	$(375,020)	$448,580	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	24,520	(443)	24,963	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,500	*	18,389	(332)	18,721	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	35,192	(172,053)	207,245	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	10,664	(51,756)	62,420	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	6,398	(41,882)	48,280	Bank of America

					$168,723	$(641,486)	$810,209

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or

A186

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate swap agreements^:
154,100	10/10/18	— (3)	— (3)	$(39,692)	$—	$(39,692)	Citigroup Global Markets
117,100	10/26/18	— (4)	— (4)	(52,304)	—	(52,304)	Citigroup Global Markets

				$(91,996)	$—	$(91,996)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays or receives payment based on CMM102 minus 7 Year CMT minus 1.193% upon termination.
(4)	The Portfolio pays or receives payment based on CMM102 minus 7 Year CMT minus 1.181% upon termination.

Inflation swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	330	04/15/20	1.000%(T)	France CPI ex Tobacco Household(2)(T)	$—	$2,929	$2,929
EUR	1,060	08/06/20	1.150%(T)	France CPI ex Tobacco Household(2)(T)	246	4,199	3,953
EUR	7,110	08/15/20	1.315%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	332	31,732	31,400
EUR	3,610	08/15/20	1.160%(T)	France CPI ex Tobacco Household(2)(T)	2,555	13,450	10,895
EUR	1,300	06/15/21	1.345%(T)	France CPI ex Tobacco Household(2)(T)	—	5,705	5,705
EUR	3,950	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(68,290)	(68,290)
EUR	3,595	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(60,019)	(60,019)
EUR	2,110	01/15/23	1.350%(T)	France CPI ex Tobacco Household(1)(T)	495	(14,927)	(15,422)

A187

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Inflation swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	3,300	06/15/23	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$(9,470)	$(9,470)
EUR	1,980	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	40,086	40,086
EUR	1,750	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	32,170	32,170
EUR	700	01/15/28	1.575%(T)	France CPI ex Tobacco Household(1)(T)	—	(968)	(968)
EUR	3,720	02/15/28	1.590%(T)	France CPI ex Tobacco Household(1)(T)	—	2,432	2,432
EUR	530	02/15/28	1.606%(T)	France CPI ex Tobacco Household(1)(T)	—	1,401	1,401
EUR	1,300	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(170)	(9,395)	(9,225)
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	108	(1,098)	(1,206)
EUR	2,250	07/15/28	1.621%(T)	France CPI ex Tobacco Household(1)(T)	—	7,162	7,162
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(534)	(167)	367
EUR	650	01/15/38	1.910%(T)	France CPI ex Tobacco Household(1)(T)	1,638	14,663	13,025
EUR	500	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,019	(1,504)	(2,523)
GBP	1,300	09/15/28	3.513%(T)	U.K. Retail Price Index(1)(T)	63	2,250	2,187
GBP	600	04/15/30	3.190%(T)	U.K. Retail Price Index(1)(T)	(34,052)	(21,716)	12,336
GBP	3,900	05/15/30	3.350%(T)	U.K. Retail Price Index(1)(T)	(43,957)	2,377	46,334
GBP	4,000	06/15/30	3.400%(T)	U.K. Retail Price Index(1)(T)	65,848	30,009	(35,839)
GBP	4,840	08/15/30	3.325%(T)	U.K. Retail Price Index(1)(T)	(15,007)	(81,415)	(66,408)
GBP	1,000	06/15/31	3.100%(T)	U.K. Retail Price Index(1)(T)	(103,355)	(109,401)	(6,046)
GBP	3,520	09/15/32	3.470%(T)	U.K. Retail Price Index(1)(T)	(7,170)	(40,377)	(33,207)
GBP	360	09/15/33	3.500%(T)	U.K. Retail Price Index(1)(T)	281	(4,000)	(4,281)
GBP	700	04/15/35	3.358%(T)	U.K. Retail Price Index(1)(T)	(15,733)	(12,084)	3,649
GBP	790	10/15/46	3.585%(T)	U.K. Retail Price Index(2)(T)	(64,700)	(34,954)	29,746
GBP	2,280	03/15/47	3.428%(T)	U.K. Retail Price Index(2)(T)	112,907	165,349	52,442

A188

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Inflation swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
660	03/23/19	2.070%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$38	$1,431	$1,393
4,040	04/10/19	1.980%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	8,645	8,645
2,170	05/08/19	1.925%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	5,960	5,960
3,700	07/15/20	2.168%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	26,050	26,050
2,900	11/23/20	2.027%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	32,816	32,816
2,800	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	32,175	32,175
2,000	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	67,692	75,156	7,464
1,540	09/12/21	1.603%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	46,384	52,384	6,000
11,000	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(978,621)	(834,016)	144,605
1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	19,338	19,338
7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	45,668	45,668
4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(797)	5,929	6,726
1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	2,318	2,318
1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	2,151	2,151
2,000	07/26/26	1.730%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(107,206)	(118,979)	(11,773)
1,540	09/12/26	1.801%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(71,132)	(79,732)	(8,600)
2,500	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(75,125)	(75,125)
1,230	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(28,204)	(28,204)
1,200	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(31,154)	(31,154)

A189

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Inflation swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
2,800	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(70,493)	$(70,493)
3,360	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	156	(81,756)	(81,912)
3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	7,941	(14,326)	(22,267)
1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(56)	(56)
1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(845)	(845)
1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	466	466
500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(95)	(536)	(441)

				$(1,134,826)	$(1,138,606)	$(3,780)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
13,500	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$381,782	$—	$381,782	Bank of America
2,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(166,520)	39,860	(206,380)	Deutsche Bank AG

				$215,262	$39,860	$175,402

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	34,104	01/04/21	8.670	%(T)	1 Day BROIS(2)(T)	$—	$8,948	$8,948
BRL	26,504	01/04/21	9.680	%(T)	1 Day BROIS(1)(T)	—	(32,151)	(32,151)
BRL	24,079	01/04/21	10.300	%(T)	1 Day BROIS(2)(T)	—	358,263	358,263
BRL	22,568	01/04/21	9.670	%(T)	1 Day BROIS(1)(T)	—	(30,408)	(30,408)
BRL	20,613	01/04/21	8.660	%(T)	1 Day BROIS(2)(T)	—	3,618	3,618
BRL	18,000	01/04/21	9.470	%(T)	1 Day BROIS(1)(T)	—	(136,412)	(136,412)
BRL	17,867	01/04/21	9.350	%(T)	1 Day BROIS(1)(T)	—	(115,324)	(115,324)
BRL	15,755	01/04/21	9.745	%(T)	1 Day BROIS(1)(T)	—	(27,087)	(27,087)
BRL	12,155	01/04/21	10.000	%(T)	1 Day BROIS(2)(T)	—	145,699	145,699
BRL	11,715	01/04/21	10.250	%(T)	1 Day BROIS(2)(T)	—	168,777	168,777
BRL	7,570	01/04/21	10.050	%(T)	1 Day BROIS(2)(T)	—	94,232	94,232
BRL	1,800	01/04/21	8.880	%(T)	1 Day BROIS(2)(T)	1,622	(1,590)	(3,212)

A190

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
BRL	10,359	01/02/23	9.280	%(T)	1 Day BROIS(1)(T)	$—	$122,730	$122,730
BRL	6,160	01/02/23	9.260	%(T)	1 Day BROIS(1)(T)	(521)	71,132	71,653
BRL	11,639	01/02/25	9.685	%(T)	1 Day BROIS(2)(T)	—	(281,660)	(281,660)
BRL	10,680	01/02/25	9.570	%(T)	1 Day BROIS(2)(T)	—	(276,937)	(276,937)
BRL	7,924	01/02/25	12.050	%(T)	1 Day BROIS(2)(T)	—	69,242	69,242
BRL	7,520	01/02/25	10.040	%(T)	1 Day BROIS(2)(T)	—	(117,727)	(117,727)
BRL	7,429	01/02/25	9.920	%(T)	1 Day BROIS(2)(T)	—	(134,089)	(134,089)
BRL	5,502	01/02/25	12.140	%(T)	1 Day BROIS(2)(T)	—	55,518	55,518
BRL	6,894	01/04/27	12.095	%(T)	1 Day BROIS(2)(T)	—	42,094	42,094
CAD	78,400	07/16/20	2.300	%(S)	3 Month CDOR(2)(S)	(116,693)	(187,789)	(71,096)
CAD	11,500	09/15/27	1.850	%(S)	3 Month CDOR(1)(S)	319,298	679,165	359,867
EUR	3,775	05/11/19	(0.144	)%(A)	6 Month EURIBOR(1)(S)	(4,077)	(3,127)	950
EUR	6,490	05/11/20	(0.054	)%(A)	6 Month EURIBOR(1)(S)	(21,867)	(14,077)	7,790
EUR	56,300	03/20/21	0.000	%(A)	6 Month EURIBOR(2)(S)	31,645	(42,775)	(74,420)
EUR	1,270	05/11/21	0.100	%(A)	6 Month EURIBOR(1)(S)	(6,013)	(3,930)	2,083
EUR	3,905	05/11/22	0.156	%(A)	6 Month EURIBOR(1)(S)	1,476	(478)	(1,954)
EUR	4,795	05/11/23	0.650	%(A)	6 Month EURIBOR(1)(S)	(91,408)	(96,563)	(5,155)
EUR	51,500	12/19/23	0.500	%(A)	6 Month EURIBOR(2)(S)	(115,598)	144,350	259,948
EUR	27,300	03/20/24	0.500	%(A)	6 Month EURIBOR(2)(S)	75,268	(41,926)	(117,194)
EUR	4,080	05/11/24	0.396	%(A)	6 Month EURIBOR(1)(S)	19,665	14,610	(5,055)
EUR	190	05/11/25	0.650	%(A)	6 Month EURIBOR(1)(S)	193	(1,118)	(1,311)
EUR	3,300	12/19/25	0.500	%(A)	6 Month EURIBOR(1)(S)	38,726	57,875	19,149
EUR	3,665	05/11/26	0.750	%(A)	6 Month EURIBOR(1)(S)	(9,922)	(17,735)	(7,813)
EUR	5,560	05/11/28	0.750	%(A)	6 Month EURIBOR(1)(S)	184,452	100,590	(83,862)
EUR	43,100	12/19/28	1.250	%(A)	6 Month EURIBOR(2)(S)	746,342	1,053,880	307,538
EUR	18,400	03/20/29	1.000	%(A)	6 Month EURIBOR(2)(S)	(98,036)	(185,112)	(87,076)
EUR	1,650	02/15/30	1.124	%(A)	6 Month EURIBOR(1)(S)	(396)	(18,528)	(18,132)
EUR	1,490	05/11/30	0.850	%(A)	6 Month EURIBOR(1)(S)	53,681	46,274	(7,407)
EUR	370	05/11/33	1.000	%(A)	6 Month EURIBOR(1)(S)	16,650	16,256	(394)
EUR	580	05/11/37	1.253	%(A)	6 Month EURIBOR(1)(S)	26,149	18,751	(7,398)
EUR	5,680	10/25/37	2.114	%(A)	6 Month EURIBOR(1)(S)	—	(34,203)	(34,203)
EUR	5,680	10/25/37	2.085	%(A)	3 Month EURIBOR(2)(Q)	—	37,619	37,619
EUR	985	05/11/42	1.350	%(A)	6 Month EURIBOR(1)(S)	40,665	32,918	(7,747)
EUR	1,500	03/16/46	1.500	%(A)	6 Month EURIBOR(1)(S)	61,244	(1,788)	(63,032)

A191

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	1,010	01/26/48	1.863	%(A)	6 Month EURIBOR(1)(S)	$—	$(4,333)	$(4,333)
EUR	1,010	01/26/48	1.853	%(A)	3 Month EURIBOR(2)(Q)	—	4,815	4,815
EUR	3,480	03/19/48	1.658	%(A)	6 Month EURIBOR(1)(S)	—	11,393	11,393
EUR	3,480	03/19/48	1.650	%(A)	3 Month EURIBOR(2)(Q)	—	(10,937)	(10,937)
EUR	3,800	12/19/48	1.500	%(A)	6 Month EURIBOR(2)(S)	(89,463)	(52,481)	36,982
EUR	600	03/20/49	1.500	%(A)	6 Month EURIBOR(2)(S)	(11,994)	(11,429)	565
GBP	41,600	09/18/20	1.250	%(A)	3 Month GBP LIBOR(2)(Q)	(2,925)	1,635	4,560
GBP	76,700	12/18/20	1.500	%(A)	3 Month GBP LIBOR(2)(Q)	217,733	185,205	(32,528)
GBP	27,500	03/20/21	1.000	%(S)	6 Month GBP LIBOR(2)(S)	(184,822)	(205,760)	(20,938)
GBP	41,600	09/16/21	1.500	%(A)	3 Month GBP LIBOR(1)(Q)	(24,082)	(21,211)	2,871
GBP	76,700	12/16/21	1.500	%(A)	3 Month GBP LIBOR(1)(Q)	(33,567)	(5,142)	28,425
GBP	8,500	03/20/24	1.500	%(S)	6 Month GBP LIBOR(1)(S)	(7,579)	12,959	20,538
GBP	3,040	03/20/29	1.500	%(S)	6 Month GBP LIBOR(1)(S)	48,858	76,131	27,273
GBP	500	03/20/29	1.500	%(S)	6 Month GBP LIBOR(2)(S)	(10,563)	(12,522)	(1,959)
GBP	4,690	10/30/32	1.633	%(S)	6 Month GBP LIBOR(2)(S)	1,104	(59,612)	(60,716)
GBP	2,625	10/30/47	1.680	%(S)	6 Month GBP LIBOR(1)(S)	—	42,585	42,585
GBP	2,890	03/20/49	1.750	%(S)	6 Month GBP LIBOR(1)(S)	(17,736)	8,451	26,187
GBP	2,600	03/20/49	1.750	%(S)	6 Month GBP LIBOR(1)(S)	(15,956)	7,603	23,559
JPY	3,535,000	12/20/19	0.250	%(S)	6 Month JPY LIBOR(2)(S)	18,111	102,259	84,148
JPY	2,120,000	09/18/20	0.500	%(S)	6 Month JPY LIBOR(2)(S)	290,438	165,312	(125,126)
JPY	2,260,000	12/20/21	0.500	%(S)	6 Month JPY LIBOR(2)(S)	556,667	289,433	(267,234)
JPY	120,000	09/18/23	1.000	%(S)	6 Month JPY LIBOR(1)(S)	(46,163)	(44,242)	1,921
JPY	8,200,000	03/20/24	0.100	%(S)	6 Month JPY LIBOR(2)(S)	(243,249)	(302,416)	(59,167)
JPY	370,000	03/18/26	0.300	%(S)	6 Month JPY LIBOR(1)(S)	(15,491)	(11,671)	3,820
JPY	332,000	09/20/27	0.300	%(S)	6 Month JPY LIBOR(1)(S)	(6,012)	5,992	12,004
JPY	2,320,000	03/20/28	0.300	%(S)	6 Month JPY LIBOR(1)(S)	78,131	91,800	13,669
JPY	260,000	06/18/28	0.399	%(S)	6 Month JPY LIBOR(1)(S)	(248)	(11,663)	(11,415)
JPY	5,274,000	03/20/29	0.450	%(S)	6 Month JPY LIBOR(1)(S)	(394,445)	(178,968)	215,477
JPY	180,000	03/20/29	0.450	%(S)	6 Month JPY LIBOR(1)(S)	(10,461)	(6,108)	4,353

A192

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
JPY	6,130,000	06/19/33	1.500	%(S)	6 Month JPY LIBOR(2)(S)	$4,584,725	$7,424,353	$2,839,628
JPY	1,260,000	06/17/35	1.250	%(S)	6 Month JPY LIBOR(2)(S)	1,672,772	1,102,801	(569,971)
JPY	1,401,474	12/20/38	0.750	%(S)	6 Month JPY LIBOR(1)(S)	182,950	108,007	(74,943)
JPY	980,000	03/21/48	1.000	%(S)	6 Month JPY LIBOR(1)(S)	(227,982)	(72,497)	155,485
MXN	101,500	01/12/23	5.825	%(M)	28 Day Mexican Interbank Rate(2)(M)	(403,055)	(413,728)	(10,673)
NZD	55,420	02/14/20	2.500	%(S)	3 Month BBR(2)(Q)	54,902	175,197	120,295
NZD	3,300	03/21/28	3.250	%(S)	3 Month BBR(1)(Q)	10,087	(71,506)	(81,593)
	24,405	10/07/18	1.253	%(A)	1 Day USOIS(1)(A)	—	101,872	101,872
	51,470	11/17/18	1.080	%(T)	1 Day USOIS(1)(T)	—	333,624	333,624
	77,370	11/18/18	0.911	%(A)	1 Day USOIS(1)(A)	(4,441)	645,953	650,394
	82,120	02/15/19	1.820	%(T)	1 Day USOIS(1)(T)	—	80,684	80,684
	13,106	03/31/19	1.431	%(A)	1 Day USOIS(1)(A)	—	76,610	76,610
	12,898	03/31/19	1.431	%(A)	1 Day USOIS(1)(A)	—	75,300	75,300
	27,530	06/30/19	1.502	%(A)	1 Day USOIS(1)(A)	(13,883)	201,742	215,625
	5,585	06/30/19	1.486	%(A)	1 Day USOIS(1)(A)	—	41,262	41,262
	8,995	07/14/19	1.428	%(A)	1 Day USOIS(1)(A)	—	76,236	76,236
	26,690	09/08/19	1.290	%(A)	1 Day USOIS(1)(A)	—	304,671	304,671
	37,645	09/30/19	1.707	%(A)	1 Day USOIS(1)(A)	10,628	307,970	297,342
	104,255	12/31/19	1.840	%(A)	1 Day USOIS(1)(A)	324,281	882,376	558,095
	58,570	12/31/19	2.107	%(A)	1 Day USOIS(1)(A)	7,453	230,857	223,404
	32,650	12/31/19	1.950	%(A)	1 Day USOIS(1)(A)	9,730	215,568	205,838
	19,890	12/31/19	2.040	%(A)	1 Day USOIS(1)(A)	218	101,175	100,957
	32,100	03/02/20	—	(8)	— (8)	—	2,884	2,884
	9,425	03/08/20	2.157	%(A)	1 Day USOIS(1)(A)	—	34,649	34,649
	41,265	03/31/20	2.369	%(A)	1 Day USOIS(1)(A)	(5,110)	80,043	85,153
	7,800	03/31/20	2.295	%(A)	1 Day USOIS(1)(A)	2,010	24,950	22,940
	1,039,400	04/01/20	3.200	%(S)	3 Month LIBOR(2)(Q)	69,785	119,764	49,979
	25,710	04/24/20	2.311	%(A)	1 Day USOIS(1)(A)	—	53,712	53,712
	118,100	06/20/20	1.750	%(S)	3 Month LIBOR(1)(Q)	2,049,326	1,874,315	(175,011)
	31,650	06/20/20	1.750	%(S)	3 Month LIBOR(1)(Q)	593,867	502,455	(91,412)
	12,895	07/17/20	1.521	%(A)	1 Day USOIS(1)(A)	—	261,877	261,877
	1,039,400	04/01/21	3.200	%(S)	3 Month LIBOR(1)(Q)	1,752	(29,614)	(31,366)
	66,400	06/28/21	1.450	%(S)	3 Month LIBOR(1)(Q)	—	2,177,191	2,177,191
	67,500	04/26/22	—	(3)	— (3)	—	5,173	5,173
	4,115	05/31/22	2.353	%(A)	1 Day USOIS(1)(A)	—	44,257	44,257
	11,900	06/12/22	—	(5)	— (5)	—	11,096	11,096
	9,100	06/12/22	—	(6)	— (6)	—	13,016	13,016
	46,700	06/19/22	—	(7)	— (7)	(3,503)	37,661	41,164
	7,800	11/30/22	2.969	%(S)	3 Month LIBOR(1)(Q)	—	27,927	27,927
	11,100	12/16/22	2.250	%(S)	3 Month LIBOR(2)(Q)	77,072	(296,901)	(373,973)
	20,200	12/20/22	2.250	%(S)	3 Month LIBOR(2)(Q)	(15,456)	(542,799)	(527,343)
	12,800	12/20/22	2.250	%(S)	3 Month LIBOR(2)(Q)	16,122	(341,261)	(357,383)
	34,100	04/27/23	—	(4)	— (4)	—	3,153	3,153

A193

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
30,500	06/20/23	2.000	%(S)	3 Month LIBOR(2)(Q)	$(1,054,102)	$(1,290,405)	$(236,303)
12,100	06/20/23	2.000	%(S)	3 Month LIBOR(2)(Q)	(467,455)	(511,931)	(44,476)
5,300	10/19/23	2.655	%(S)	3 Month LIBOR(2)(Q)	—	(106,064)	(106,064)
3,000	11/19/23	2.670	%(S)	3 Month LIBOR(2)(Q)	—	(59,659)	(59,659)
3,000	12/12/23	2.681	%(S)	3 Month LIBOR(2)(Q)	—	(59,123)	(59,123)
19,100	12/19/23	2.750	%(S)	3 Month LIBOR(2)(Q)	(129,013)	(304,749)	(175,736)
8,100	12/19/23	2.500	%(S)	3 Month LIBOR(2)(Q)	(65,124)	(228,032)	(162,908)
7,400	12/19/23	2.750	%(S)	3 Month LIBOR(2)(Q)	(121,989)	(118,541)	3,448
20,790	02/15/24	2.183	%(S)	3 Month LIBOR(1)(Q)	(29,385)	919,055	948,440
17,357	02/15/24	2.151	%(S)	3 Month LIBOR(1)(Q)	(18,884)	794,717	813,601
7,650	02/15/24	2.115	%(S)	3 Month LIBOR(1)(Q)	18,313	364,263	345,950
3,650	05/15/24	1.808	%(A)	1 Day USOIS(1)(A)	—	174,673	174,673
77,470	08/15/24	2.170	%(S)	3 Month LIBOR(1)(Q)	326,551	3,773,702	3,447,151
27,715	08/15/24	2.176	%(S)	3 Month LIBOR(1)(Q)	93,140	1,341,506	1,248,366
10,825	08/15/24	2.168	%(S)	3 Month LIBOR(1)(Q)	—	528,304	528,304
27,025	11/15/24	2.334	%(S)	3 Month LIBOR(1)(Q)	84,797	960,592	875,795
5,430	02/28/25	2.454	%(A)	1 Day USOIS(1)(A)	4,311	81,339	77,028
840	02/28/25	3.019	%(S)	3 Month LIBOR(1)(Q)	—	2,087	2,087
7,100	04/30/25	2.683	%(A)	1 Day USOIS(1)(A)	2,834	(6,311)	(9,145)
5,000	04/30/25	2.714	%(A)	1 Day USOIS(1)(A)	(78)	(13,869)	(13,791)
2,400	04/30/25	2.673	%(A)	1 Day USOIS(1)(A)	—	(60)	(60)
2,300	04/30/25	2.710	%(A)	1 Day USOIS(1)(A)	—	(6,023)	(6,023)
2,200	04/30/25	2.696	%(A)	1 Day USOIS(1)(A)	—	(3,788)	(3,788)
1,900	04/30/25	2.684	%(A)	1 Day USOIS(1)(A)	(60)	5,306	5,366
38,906	05/31/25	2.998	%(S)	3 Month LIBOR(1)(Q)	(27,036)	172,652	199,688
26,838	07/31/25	3.109	%(S)	3 Month LIBOR(1)(Q)	845	(8,957)	(9,802)
9,980	07/31/25	3.105	%(S)	3 Month LIBOR(1)(Q)	7,874	(707)	(8,581)
3,700	04/21/26	2.300	%(S)	3 Month LIBOR(1)(Q)	—	135,625	135,625
9,700	04/27/26	2.300	%(S)	3 Month LIBOR(1)(Q)	—	355,442	355,442
12,600	07/20/26	1.850	%(S)	3 Month LIBOR(1)(Q)	—	703,435	703,435
23,000	07/27/26	2.000	%(S)	3 Month LIBOR(1)(Q)	404,687	1,135,681	730,994
3,500	07/27/26	1.850	%(S)	3 Month LIBOR(1)(Q)	—	195,334	195,334
2,600	12/07/26	2.400	%(S)	3 Month LIBOR(1)(Q)	29,472	83,656	54,184

A194

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
8,910	12/21/26	1.750	%(S)	3 Month LIBOR(1)(Q)	$(281,388)	$837,480	$1,118,868
15,149	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	200,925	1,047,521	846,596
7,220	02/15/27	2.067	%(A)	1 Day USOIS(1)(A)	(4,905)	356,287	361,192
6,825	02/15/27	1.899	%(A)	1 Day USOIS(1)(A)	7,689	430,393	422,704
2,515	02/15/27	1.965	%(A)	1 Day USOIS(1)(A)	—	143,179	143,179
4,780	05/08/27	2.309	%(S)	3 Month LIBOR(1)(Q)	—	259,965	259,965
3,295	05/15/27	1.823	%(A)	1 Day USOIS(1)(A)	—	235,001	235,001
1,835	05/15/27	2.295	%(S)	3 Month LIBOR(1)(Q)	—	101,884	101,884
15,430	04/17/28	3.100	%(S)	3 Month LIBOR(1)(Q)	(46,560)	65,541	112,101
23,400	06/20/28	2.250	%(S)	3 Month LIBOR(1)(Q)	1,430,159	1,574,036	143,877
5,500	06/20/28	2.250	%(S)	3 Month LIBOR(1)(Q)	303,358	369,966	66,608
1,300	06/20/28	2.250	%(S)	3 Month LIBOR(1)(Q)	79,236	90,524	11,288
8,050	07/18/28	2.765	%(S)	3 Month LIBOR(1)(Q)	—	252,009	252,009
15,100	09/13/28	3.134	%(S)	3 Month LIBOR(1)(Q)	—	52,120	52,120
3,900	12/19/28	3.000	%(S)	3 Month LIBOR(1)(Q)	67,782	44,376	(23,406)
900	12/19/28	3.000	%(S)	3 Month LIBOR(1)(Q)	5,750	10,460	4,710
3,850	03/16/38	2.987	%(S)	3 Month LIBOR(2)(Q)	—	(95,658)	(95,658)
2,750	02/15/42	1.369	%(A)	1 Day USOIS(1)(A)	—	678,295	678,295
435	11/15/43	2.659	%(S)	3 Month LIBOR(1)(Q)	—	34,742	34,742
1,780	09/27/46	1.380	%(A)	1 Day USOIS(1)(A)	—	486,022	486,022
2,640	12/15/47	2.000	%(A)	1 Day USOIS(1)(A)	6,167	388,639	382,472
16,600	12/20/47	2.750	%(S)	3 Month LIBOR(1)(Q)	(457,280)	1,258,001	1,715,281
1,232	12/20/47	2.478	%(A)	1 Day USOIS(1)(A)	6,870	52,688	45,818
620	12/20/47	2.499	%(A)	1 Day USOIS(1)(A)	1,548	27,981	26,433
600	12/20/47	2.428	%(A)	1 Day USOIS(1)(A)	1,449	36,089	34,640
2,885	03/16/48	2.970	%(S)	3 Month LIBOR(1)(Q)	—	89,473	89,473
1,045	04/09/48	2.545	%(S)	3 Month LIBOR(1)(Q)	—	114,512	114,512
970	05/08/48	2.627	%(S)	3 Month LIBOR(1)(Q)	—	90,284	90,284
710	06/19/48	2.150	%(S)	3 Month LIBOR(1)(Q)	—	140,490	140,490
7,700	06/20/48	2.500	%(S)	3 Month LIBOR(1)(Q)	853,371	994,682	141,311
970	06/20/48	2.500	%(S)	3 Month LIBOR(1)(Q)	115,614	123,041	7,427
3,060	09/13/48	3.090	%(S)	3 Month LIBOR(2)(Q)	—	(46,024)	(46,024)
1,000	10/25/48	2.969	%(S)	3 Month LIBOR(1)(Q)	—	40,296	40,296
710	11/19/48	2.951	%(S)	3 Month LIBOR(1)(Q)	—	31,396	31,396
200	12/12/48	2.953	%(S)	3 Month LIBOR(1)(Q)	—	8,823	8,823

A195

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	11,200	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	$309,923	$389,812	$79,889
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	11,000	(54,583)	(65,583)
ZAR	102,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(5,413)	(138,595)	(133,182)

					$11,908,074	$37,129,458	$25,221,384

						Upfront
	Notional					Premiums	Unrealized
	Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
	(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements:
ILS	66,400	03/21/20	0.270%(A)	3 Month TELBOR(1)(Q)	$ 21,615	$ —	$ 21,615	Goldman Sachs & Co.
ILS	74,200	06/20/20	0.420%(A)	3 Month TELBOR(1)(Q)	11,045	—	11,045	JPMorgan Chase
ILS	68,900	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	29,244	5,218	24,026	Goldman Sachs & Co.
ILS	33,500	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	14,219	—	14,219	Bank of America
ILS	22,700	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	9,635	—	9,635	Hong Kong & Shanghai Bank
ILS	13,900	03/21/28	1.883%(A)	3 Month TELBOR(2)(Q)	(43,680)	—	(43,680)	Goldman Sachs & Co.
ILS	16,000	06/20/28	2.078%(A)	3 Month TELBOR(2)(Q)	(7,925)	—	(7,925)	JPMorgan Chase
ILS	14,800	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	(37,389)	—	(37,389)	Goldman Sachs & Co.
ILS	7,000	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	(17,684)	—	(17,684)	Bank of America
ILS	4,700	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	(11,874)	306	(12,180)	Hong Kong & Shanghai Bank
KRW	15,054,200	07/10/27	2.030%(Q)	3 Month KWCDC(1)(Q)	71,127	—	71,127	BNP Paribas
KRW	6,914,800	07/10/27	1.993%(Q)	3 Month KWCDC(1)(Q)	51,947	—	51,947	JPMorgan Chase

					$ 90,280	$5,524	$ 84,756

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4) Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5) Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6) Portfolio pays the floating rate of 1 Month LIBOR quarterly plus 7.00 bps and receives the floating rate of 3 Month LIBOR quarterly.

(7) Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(8) Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at September 30, 2018:

Long
				(Short)		Upfront
				Notional		Premiums	Unrealized
	Financing		Termination	Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)	Value	(Received)	(Depreciation)(1)
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	Goldman Sachs & Co.	02/15/19	29,957	1,093,215	—	$1,093,215

A196

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

				Long
				(Short)		Upfront
				Notional		Premiums	Unrealized
	Financing		Termination	Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)	Value	(Received)	(Depreciation)(1)
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas	02/15/19	4,705	171,706	—	$171,706
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas	02/15/19	85,296	3,237,279	—	3,237,279
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bills +12bps(M)	BNP Paribas	02/15/19	26,575	1,008,631	—	1,008,631
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill + 12bps(M)	Citigroup Global Markets	02/15/19	5,265	199,814	—	199,814
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	Goldman Sachs & Co.	02/15/19	5,024	190,676	—	190,676
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bills +12bps(M)	Bank of America	02/15/19	397	15,072	—	15,072
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	JPMorgan Chase	02/15/19	83	3,280	—	3,280
Citi Congestion Ex PM M F2 Index(M)	+ 17bps(M)	Citigroup Global Markets	02/15/19	4,050	(18,653)	—	(18,653)
Citi Congestion Ex PM M F3 Index(M)	+ 17bps(M)	Citigroup Global Markets	02/15/19	4,106	(1,405)	—	(1,405)
CMDSKEWLS Index(T)	+ 25bps(M)	Goldman Sachs & Co.	02/15/19	11,946	712,875	—	712,875
Corn Futures, receive strike 3.063%(T)(4)	—	JPMorgan Chase	11/23/18	914	(24,307)	—	(24,307)
CVICSTR3 Index(M)	3 Month U.S. Treasury Bill + 15bps(M)	Citigroup Global Markets	02/15/19	53,167	2,038,840	—	2,038,840
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +43bps(M)	BNP Paribas	11/07/18	42,247	(897,656)	—	(897,656)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +38bps(M)	BNP Paribas	08/26/19	4,776	—	—	—
EURMARGIN, fixed price $10.00(T)(3)	—	BNP Paribas	12/31/20	(1)	(25)	—	(25)
EURMARGIN, fixed price $5.77(T)(3)	—	Morgan Stanley	12/31/18	2	616	—	616
EURMARGIN, fixed price $5.77(T)(3)	—	Morgan Stanley	12/31/18	1	308	—	308
EURMARGIN, fixed price $5.80(T)(3)	—	Morgan Stanley	12/31/18	(2)	(744)	—	(744)
EURMARGIN, fixed price $5.81(T)(3)	—	Morgan Stanley	12/31/18	2	544	—	544
EURMARGIN, fixed price $5.83(T)(3)	—	Morgan Stanley	12/31/18	(1)	(292)	—	(292)
EURMARGIN, fixed price $5.94(T)(3)	—	Morgan Stanley	12/31/18	(1)	(193)	—	(193)
EURMARGIN, fixed price $5.95(T)(3)	—	Goldman Sachs & Co.	12/31/18	(1)	(246)	—	(246)
EURMARGIN, fixed price $5.98(T)(3)	—	Morgan Stanley	12/31/18	1	120	—	120

A197

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

				Long
				(Short)		Upfront
				Notional		Premiums	Unrealized
	Financing		Termination	Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)	Value	(Received)	(Depreciation)(1)
EURMARGIN, fixed price $5.99(T)(3)	—	JPMorgan Chase	12/31/18	(1)	—	—	$—
EURMARGIN, fixed price $6.00(T)(3)	—	Morgan Stanley	12/31/19	(1)	(524)	—	(524)
EURMARGIN, fixed price $6.04(T)(3)	—	Goldman Sachs & Co.	03/31/19	1	318	—	318
EURMARGIN, fixed price $6.08(T)(3)	—	BNP Paribas	12/31/19	1	323	—	323
EURMARGIN, fixed price $6.42(T)(3)	—	Morgan Stanley	12/31/18	1	158	—	158
EURMARGIN, fixed price $6.85(T)(3)	—	Morgan Stanley	12/31/18	1	830	—	830
EURMARGIN, fixed price $6.87(T)(3)	—	Morgan Stanley	12/31/19	(1)	(574)	—	(574)
EURMARGIN, fixed price $6.97(T)(3)	—	Morgan Stanley	12/31/19	(1)	(458)	—	(458)
EURMARGIN, fixed price $7.07(T)(3)	—	Morgan Stanley	12/31/18	— (r)	(273)	—	(273)
EURMARGIN, fixed price $7.15(T)(3)	—	Morgan Stanley	12/31/19	1	248	—	248
EURMARGIN, fixed price $8.92(T)(3)	—	Morgan Stanley	12/31/19	5	1,930	—	1,930
EURMARGIN, fixed price $9.90(T)(3)	—	JPMorgan Chase	12/31/20	(1)	(89)	—	(89)
EURMARGIN, fixed price $9.97(T)(3)	—	Morgan Stanley	12/31/20	(1)	(9)	—	(9)
European 50/50 Refining Margin, fixed price $10.85(T)(3)	—	Goldman Sachs & Co.	12/31/18	1	957	284	673
European 50/50 Refining Margin, fixed price $10.90(T)(3)	—	Morgan Stanley	12/31/18	(1)	(1,017)	—	(1,017)
European 50/50 Refining Margin, fixed price $11.01(T)(3)	—	JPMorgan Chase	12/31/18	1	861	—	861
European 50/50 Refining Margin, fixed price $11.10(T)(3)	—	Morgan Stanley	12/31/18	1	628	—	628
European 50/50 Refining Margin, fixed price $11.15(T)(3)	—	Morgan Stanley	12/31/18	(1)	(987)	—	(987)
European 50/50 Refining Margin, fixed price $12.06(T)(3)	—	BNP Paribas	12/31/18	1	1,202	—	1,202
European 50/50 Refining Margin, fixed price $12.10(T)(3)	—	Morgan Stanley	12/31/18	1	1,839	—	1,839
EURSIMP, fixed price $2.60(T)(3)	—	JPMorgan Chase	12/31/18	2	1,040	—	1,040
EURSIMP, fixed price $3.30(T)(3)	—	JPMorgan Chase	12/31/18	(1)	(45)	—	(45)
EURSIMP, fixed price $3.33(T)(3)	—	BNP Paribas	12/31/18	(2)	(162)	(210)	48
EURSIMP, fixed price $3.47(T)(3)	—	Morgan Stanley	12/31/18	(1)	(131)	—	(131)

A198

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

				Long
				(Short)		Upfront
				Notional		Premiums	Unrealized
	Financing		Termination	Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)	Value	(Received)	(Depreciation)(1)
EURSIMP, fixed price $3.47(T)(3)	—	Morgan Stanley	12/31/18	(1)	(131)	—	$(131)
EURSIMP, fixed price $3.70(T)(3)	—	Goldman Sachs & Co.	12/31/18	(2)	(1,046)	(309)	(737)
EURSIMP, fixed price $4.17(T)(3)	—	Morgan Stanley	12/31/18	(1)	(1,085)	—	(1,085)
GOLDLNPM, pay strike 1.782%(T)(4)	—	Societe Generale	06/08/20	262	(87,385)	—	(87,385)
GOLDLNPM, pay strike 1.960%(T)(4)	—	Morgan Stanley	05/12/20	321	(1,952)	—	(1,952)
GOLDLNPM, pay strike 2.031%(T)(4)	—	Morgan Stanley	10/31/18	597	7,187	—	7,187
GOLDLNPM, pay strike 2.045%(T)(4)	—	Morgan Stanley	10/25/18	699	(8,562)	—	(8,562)
GOLDLNPM, pay strike 3.063%(T)(4)	—	Morgan Stanley	10/08/19	571	(10,700)	—	(10,700)
GOLDLNPM, pay strike 3.240%(T)(4)	—	Morgan Stanley	07/26/19	592	11,481	—	11,481
GOLDLNPM, pay strike 3.294%(T)(4)	—	Morgan Stanley	07/17/19	579	11,611	—	11,611
GOLDLNPM, pay strike 7.023%(T)(4)	—	Goldman Sachs & Co.	07/29/20	15	78,647	—	78,647
GOLDLNPM, pay strike 7.840%(T)(4)	—	Goldman Sachs & Co.	09/09/20	7	42,370	—	42,370
GOLDLNPM, receive strike 3.861%(T)(4)	—	JPMorgan Chase	07/29/20	1,374	(33,487)	—	(33,487)
GOLDLNPM, receive strike 3.976%(T)(4)	—	JPMorgan Chase	07/29/20	135	(3,448)	—	(3,448)
GOLDLNPM, receive strike 4.268%(T)(4)	—	JPMorgan Chase	09/09/20	714	(18,147)	—	(18,147)
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse First Boston Corp.	01/12/41	3,177	1,653	(9,736)	11,389
J.P. Morgan DEWE Commodity Index(M)	+ 30 bps(M)	JPMorgan Chase	02/15/19	12,323	88,323	—	88,323
J.P. Morgan FNJ 1 Index(M)	+ 35 bps(M)	JPMorgan Chase	02/15/19	8,419	134,995	—	134,995
JMABCT3E Index(T)	+ 15 bps(M)	JPMorgan Chase	02/15/19	5,064	7,697	—	7,697
JMABNIC2 Index(M)	+ 17 bps(M)	JPMorgan Chase	02/15/19	10,554	380,184	—	380,184
KC Hard Red Winter Wheat Weekly Options, fixed price $3.50(T)(3)	—	JPMorgan Chase	11/23/18	(45)	(560)	(397)	(163)
MEHMIDCAL20-21, fixed price $1.84(T)(3)	—	Citigroup Global Markets	12/31/21	(10)	(18,782)	(384)	(18,398)
MIDWTI, fixed price $1.00(T)(3)	—	Goldman Sachs & Co.	12/31/18	1	5,753	—	5,753
NAPGASFO, fixed price $12.00(T)(3)	—	JPMorgan Chase	12/31/18	1	199	1,728	(1,529)
NAPGASFO, fixed price $12.70(T)(3)	—	BNP Paribas	12/31/18	(1)	(366)	(945)	579
NAPGASFO, fixed price $14.65(T)(3)	—	BNP Paribas	12/31/18	(1)	(1,661)	—	(1,661)
NAPGASFO, fixed price $14.65(T)(3)	—	Goldman Sachs & Co.	12/31/18	(1)	(1,994)	—	(1,994)
NAPGASFO, fixed price $14.70(T)(3)	—	JPMorgan Chase	12/31/18	1	1,037	—	1,037

A199

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

				Long
				(Short)		Upfront
				Notional		Premiums	Unrealized
	Financing		Termination	Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)	Value	(Received)	(Depreciation)(1)
PIMCODB Index(M)	—	Canadian Imperial Bank of Commerce	02/15/19	8,747	346,162	—	$346,162
PLATGOLD, fixed price $410.75(T)(3)	—	BNP Paribas	07/09/19	— (r)	(8,270)	—	(8,270)
SLVRLND, receive strike 3.706%(T)(4)	—	Morgan Stanley	07/09/19	468	—	—	—
SLVRLND, receive strike 4.410%(T)(4)	—	Societe Generale	06/08/20	167	4,743	—	4,743
SLVRLND, receive strike 4.580%(T)(4)	—	Morgan Stanley	05/12/20	210	6,413	—	6,413
SLVRLND, receive strike 4.840%(T)(4)	—	Morgan Stanley	12/19/18	2,386	62,591	—	62,591
SLVRLND, receive strike 5.176%(T)(4)	—	Morgan Stanley	12/03/18	220	6,686	—	6,686
SLVRLND, receive strike 5.336%(T)(4)	—	JPMorgan Chase	10/31/18	65	(2,215)	—	(2,215)
SLVRLND, receive strike 5.359%(T)(4)	—	Morgan Stanley	10/25/18	432	14,928	—	14,928
SLVRLND, receive strike 5.406%(T)(4)	—	Morgan Stanley	10/31/18	430	(14,956)	—	(14,956)
SLVRLND, receive strike 5.406%(T)(4)	—	Morgan Stanley	10/31/18	366	(12,710)	—	(12,710)
SLVRLND, receive strike 5.406%(T)(4)	—	Morgan Stanley	11/06/18	215	7,515	—	7,515
SLVRLND, receive strike 7.023%(T)(4)	—	Morgan Stanley	10/08/19	377	15,453	—	15,453
SLVRLND, receive strike 7.317%(T)(4)	—	Morgan Stanley	07/17/19	388	(17,120)	—	(17,120)
SLVRLND, receive strike 7.398%(T)(4)	—	Morgan Stanley	07/26/19	392	(17,529)	—	(17,529)
Soybean Futures, pay strike 4.368%(T)(4)	—	Societe Generale	10/26/18	20	—	—	—
Soybean Futures, pay strike 4.494%(T)(4)	—	JPMorgan Chase	10/26/18	23	—	—	—
Soybean Futures, receive strike 2.756%(T)(4)	—	Societe Generale	10/26/18	301	(8,781)	—	(8,781)
Western Canadian crude oil, fixed price $15.45(T)(3)	—	Citigroup Global Markets	12/31/18	4	84,930	12,440	72,490
Western Canadian crude oil, fixed price $19.10(T)(3)	—	Citigroup Global Markets	12/31/18	(1)	(15,675)	(6,620)	(9,055)
Western Canadian crude oil, fixed price $19.75(T)(3)	—	Citigroup Global Markets	12/31/18	— (r)	(3,006)	—	(3,006)
Western Canadian crude oil, fixed price $20.10(T)(3)	—	Goldman Sachs & Co.	12/31/18	— (r)	(5,873)	—	(5,873)
Wheat Futures, fixed price $507.875(T)(3)	—	JPMorgan Chase	11/23/18	45	504	—	504
Wheat Futures, fixed price $514.25(T)(3)	—	Goldman Sachs & Co.	11/23/18	70	3,662	—	3,662
Wheat Futures, fixed price $532.00(T)(3)	—	Goldman Sachs & Co.	11/23/18	(70)	(16,042)	—	(16,042)

					$8,748,761	$(4,149)	$8,752,910

A200

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

(r) Less than $500 par.

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(3) Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.

(4) Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Reverse Repurchase Agreements outstanding at September 30, 2018:

			Value at
	Interest	Trade	September 30,	Maturity
Broker	Rate	Date	2018	Date	Cost
BNP Paribas	0.900%	09/28/2018	$11,436,419	10/04/2018	$11,442,087

The value of the Reverse Repurchase Agreements are $11,436,419. A Sovereign Bond with a market value of $11,341,606 has been segregated to cover the requirement for the reverse repurchase agreement outstanding as of September 30, 2018.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$411,202	$21,736,835
Goldman Sachs & Co.	2,840,735	18,971,792
Morgan Stanley	2,883,377	40,735,321

Total	$6,135,314	$81,443,948

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,478,405,433	$—	$—
Common Stocks	3,083,518,180	1,397,755,815	—
Preferred Stocks	25,703,548	—	—
Rights	8,061	5,732	—
Unaffiliated Exchange Traded Funds	864,455,963	—	—
Asset-Backed Securities
Automobiles	—	1,222,690	—
Collateralized Loan Obligations	—	192,897,952	—
Consumer Loans	—	18,182,658	—
Credit Cards	—	2,502,316	—
Home Equity Loans	—	43,029,993	—
Other	—	1,344,106	—
Residential Mortgage-Backed Securities	—	84,912,061	—
Student Loans	—	7,410,774	—
Bank Loans	—	14,942,435	—
Commercial Mortgage-Backed Securities	—	120,175,969	—
Corporate Bonds	—	942,852,532	—

A201

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds	$—	$21,065,957	$—
Residential Mortgage-Backed Securities	—	156,797,343	—
Sovereign Bonds	—	412,573,527	—
U.S. Government Agency Obligations	—	262,619,606	—
U.S. Treasury Obligations	—	816,581,929	—
Repurchase Agreement	—	17,000,000	—
Foreign Treasury Obligations	—	93,092,540	—
Commercial Paper	—	498,639	—
Bankers Acceptances	—	10,910,586	—
Options Purchased	286,816	506,557	—
Options Written	(825,418)	(601,215)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(14,719,708)	—
Financial Futures Contracts	(7,457,928)	—	—
Commodity Futures Contracts	1,320,106	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,839,387	—
OTC Cross Currency Exchange Contracts	—	4,719	—
Centrally Cleared Credit Default Swap Agreements	—	(2,778,078)	—
OTC Credit Default Swap Agreements	—	(2,200,809)	—
OTC Forward Rate Swap Agreements	—	—	(91,996)
OTC Inflation Swap Agreements	—	215,262	—
Centrally Cleared Inflation Swap Agreements	—	(3,780)	—
Centrally Cleared Interest Rate Swap Agreements	—	25,221,384	—
OTC Interest Rate Swap Agreements	—	90,280	—
OTC Total Return Swap Agreements	—	8,748,761	—

Total	$5,445,414,761	$4,634,697,920	$(91,996)

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

A202

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.1%
UNAFFILIATED FUNDS**
American Funds - Bond Fund of America (The) (Class R6)	3,277,097	$40,865,401
American Funds Insurance Series - Asset Allocation Fund	2,159,524	50,986,364
American Funds Insurance Series - Growth Fund	373,814	30,585,459
American Funds Insurance Series - Growth-Income Fund	777,763	40,785,911
American New Perspective Fund (Class R6)	868,895	40,785,911

TOTAL LONG-TERM INVESTMENTS (cost $201,987,985)		204,009,046

SHORT-TERM INVESTMENT — 0.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $229)(w)	229	229

Value
TOTAL INVESTMENTS — 101.1% (cost $201,988,214)	$204,009,275
Liabilities in excess of other assets — (1.1)%	(2,120,518)

NET ASSETS — 100.0%	$201,888,757

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

**	Investment is an affiliate of the Subadvisor.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Funds	$204,009,046	$—	$—
Affiliated Mutual Fund	229	—	—

Total	$204,009,275	$—	$—

A203

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.9%
COMMON STOCKS — 92.9%
Brazil — 0.5%
Embraer SA, ADR	6,402	$125,415
Fibria Celulose SA	9,200	171,537
Sul America SA, UTS	29,999	192,761
Suzano Papel e Celulose SA	29,200	346,983

		836,696

Chile — 1.7%
Banco de Chile	7,358,501	1,120,496
Banco de Credito e Inversiones SA	1,347	91,083
Banco Santander Chile, ADR	26,672	852,971
Empresas CMPC SA	114,396	461,664
Empresas COPEC SA	29,236	451,627

		2,977,841

China — 33.1%
58.com, Inc., ADR*	2,792	205,491
Agricultural Bank of China Ltd. (Class A Stock)	496,100	280,645
Agricultural Bank of China Ltd. (Class H Stock)	194,000	95,072
Alibaba Group Holding Ltd., ADR*(a)	35,548	5,856,888
ANTA Sports Products Ltd.	405,000	1,948,651
Autohome, Inc., ADR(a)	2,630	203,588
Baidu, Inc., ADR*	9,021	2,062,922
Bank of China Ltd. (Class H Stock)	1,968,000	874,558
Bank of China Ltd. (Class A Stock)	101,600	54,964
China Communications Services Corp. Ltd. (Class H Stock)	640,000	589,006
China Construction Bank Corp. (Class H Stock)	4,570,000	3,989,802
China Evergrande Group	146,000	408,236
China Medical System Holdings Ltd.	171,000	238,374
China Mobile Ltd.	336,000	3,319,487
China National Building Material Co. Ltd. (Class H Stock)	774,000	688,262
China Overseas Land & Investment Ltd.	230,000	719,836
China Petroleum & Chemical Corp. (Class H Stock)	2,082,000	2,086,253
China Petroleum & Chemical Corp. (Class A Stock)	167,900	173,848
China Resources Cement Holdings Ltd.	1,334,000	1,553,296
China Resources Gas Group Ltd.	202,000	821,994
China Resources Land Ltd.	166,000	580,934
China Resources Pharmaceutical Group Ltd., 144A	51,000	80,853
China Tower Corp. Ltd. (Class H Stock), 144A*	1,082,000	158,071
China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	77,541
China Vanke Co. Ltd. (Class H Stock)	230,400	761,261
China Yangtze Power Co. Ltd. (Class A Stock)	158,697	377,732
CNOOC Ltd.	1,178,000	2,344,523
Country Garden Holdings Co. Ltd.	523,000	658,804
CSPC Pharmaceutical Group Ltd.	1,360,000	2,883,468
Ctrip.com International Ltd., ADR*	16,487	612,822
ENN Energy Holdings Ltd.	84,200	730,028

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Far East Horizon Ltd.	83,000	$79,071
Guangdong Investment Ltd.	496,000	881,555
Haitian International Holdings Ltd.	181,000	402,695
Huaneng Renewables Corp. Ltd. (Class H Stock)	302,000	89,904
Huazhu Group Ltd., ADR	6,249	201,843
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,540,000	1,854,458
Industrial & Commercial Bank of China Ltd. (Class A Stock)	168,800	141,640
JD.com, Inc., ADR*	23,952	624,908
Kingdee International Software Group Co. Ltd.	260,000	283,638
Kingsoft Corp. Ltd.	65,000	123,723
Longfor Group Holdings Ltd.	23,500	60,513
MMG Ltd.*	268,000	138,405
Momo, Inc., ADR*	5,244	229,687
NetEase, Inc., ADR	2,864	653,707
New Oriental Education & Technology Group, Inc., ADR*	5,338	395,065
PetroChina Co. Ltd. (Class H Stock)	950,000	771,801
PICC Property & Casualty Co. Ltd. (Class H Stock)	514,000	606,361
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	11,000	111,680
Shimao Property Holdings Ltd.	23,000	57,375
SINA Corp.*	2,518	174,951
Sinopec Engineering Group Co. Ltd. (Class H Stock)	169,500	193,655
Sinopharm Group Co. Ltd. (Class H Stock)	10,000	48,931
Sinotruk Hong Kong Ltd.(a)	411,500	898,698
Sunac China Holdings Ltd.	103,000	318,216
Sunny Optical Technology Group Co. Ltd.	22,700	262,365
TAL Education Group, ADR*	15,166	389,918
Tencent Holdings Ltd.	213,700	8,811,843
Tingyi Cayman Islands Holding Corp.	372,000	684,427
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	33,000	48,354
Uni-President China Holdings Ltd.	1,137,000	1,213,702
Vipshop Holdings Ltd., ADS*	13,092	81,694
Weibo Corp., ADR*(a)	2,385	174,415
Wuxi Biologics Cayman, Inc., 144A*	20,500	207,280
Yum China Holdings, Inc.	12,172	427,359
YY, Inc., ADR*	2,101	157,407

		57,238,454

Hong Kong — 2.2%
Haier Electronics Group Co. Ltd.*	59,000	159,797
Kingboard Laminates Holdings Ltd.	478,000	424,005
Sino Biopharmaceutical Ltd.	2,812,000	2,625,977
SSY Group Ltd.	568,000	548,844

		3,758,623

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	36,677	394,894
OTP Bank Nyrt	10,481	388,684

		783,578

A204

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India — 0.3%
Infosys Ltd., ADR	52,118	$530,040

Indonesia — 2.5%
Adaro Energy Tbk PT	12,170,600	1,496,128
Bank Central Asia Tbk PT	113,500	184,100
Bank Mandiri Persero Tbk PT	163,000	73,613
Bank Negara Indonesia Persero Tbk PT	1,746,900	867,557
Bank Rakyat Indonesia Persero Tbk PT	2,648,300	561,196
Indah Kiat Pulp & Paper Corp. Tbk PT	40,100	46,700
Perusahaan Gas Negara Persero Tbk	414,600	62,742
United Tractors Tbk PT	445,500	986,295

		4,278,331

Malaysia — 5.1%
AirAsia Group Bhd	919,402	704,280
Dialog Group Bhd	626,500	528,461
Fraser & Neave Holdings Bhd	22,600	206,070
Hartalega Holdings Bhd	426,800	683,230
Hong Leong Bank Bhd	54,500	270,398
Malayan Banking Bhd	738,700	1,746,537
Malaysia Airports Holdings Bhd	72,900	156,902
My EG Services Bhd	1,773,200	751,053
Nestle Malaysia Bhd	3,000	106,152
Petronas Chemicals Group Bhd	573,600	1,297,600
Petronas Dagangan Bhd	42,100	267,061
PPB Group Bhd	22,400	90,787
Public Bank Bhd	173,300	1,047,218
Sime Darby Bhd	128,700	81,126
Top Glove Corp. Bhd	328,300	846,095

		8,782,970

Mexico — 2.6%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	18,094	140,409
Fibra Uno Administracion SA de CV, REIT	178,600	236,206
Mexichem SAB de CV	473,400	1,620,751
Wal-Mart de Mexico SAB de CV	836,100	2,536,358

		4,533,724

Peru — 0.5%
Credicorp Ltd.	3,142	700,917
Southern Copper Corp.(a)	6,044	260,738

		961,655

Philippines — 0.4%
Ayala Corp.	7,115	121,861
Ayala Land, Inc.	186,400	138,184
International Container Terminal Services, Inc.	81,830	142,245
Metro Pacific Investments Corp.	1,767,000	155,732
SM Prime Holdings, Inc.	222,500	148,856

		706,878

Poland — 1.4%
Alior Bank SA*	5,799	99,061
CD Projekt SA*	8,673	440,893
Jastrzebska Spolka Weglowa SA*	40,381	724,080
LPP SA	278	649,070
PGE Polska Grupa Energetyczna SA*	62,323	160,947

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Polskie Gornictwo Naftowe i Gazownictwo SA*	58,829	$103,074
Powszechna Kasa Oszczednosci Bank Polski SA	19,998	232,043

		2,409,168

Qatar — 0.6%
Industries Qatar QSC	3,297	112,959
Qatar National Bank QPSC	19,181	932,994

		1,045,953

Romania — 0.1%
NEPI Rockcastle PLC	16,618	150,813

Russia — 2.6%
Gazprom PJSC, ADR	192,010	948,865
LUKOIL PJSC, ADR	15,409	1,171,207
Novatek PJSC, GDR	3,280	578,766
Novolipetsk Steel PJSC, GDR	10,766	289,658
Rosneft Oil Co. PJSC, GDR	39,709	295,476
Severstal PJSC, GDR	58,943	972,794
Surgutneftegas PJSC, ADR	53,495	221,469

		4,478,235

South Africa — 0.9%
Anglo American Platinum Ltd.	6,976	227,692
Exxaro Resources Ltd.	13,768	141,643
Growthpoint Properties Ltd., REIT	422,250	692,907
Redefine Properties Ltd., REIT	195,025	138,118
Remgro Ltd.	20,354	283,794

		1,484,154

South Korea — 17.5%
Celltrion, Inc.*	2,902	778,412
Daelim Industrial Co. Ltd.	7,252	540,192
DB Insurance Co. Ltd.	4,124	270,395
E-MART, Inc.	1,380	257,881
Hana Financial Group, Inc.	45,888	1,841,137
HLB, Inc.*	593	64,289
Hotel Shilla Co. Ltd.	507	49,675
Hyundai Department Store Co. Ltd.	1,778	159,234
Hyundai Marine & Fire Insurance Co. Ltd.	4,622	174,538
Korea Investment Holdings Co. Ltd.	16,372	1,121,385
KT Corp., ADR	32,327	480,056
Kumho Petrochemical Co. Ltd.	8,316	739,540
LG Household & Health Care Ltd.	44	50,607
Lotte Shopping Co. Ltd.	6,601	1,246,634
Medy-Tox, Inc.	1,560	872,675
POSCO	3,155	836,421
Posco Daewoo Corp.	11,741	222,142
Samsung Electro-Mechanics Co. Ltd.	9,145	1,148,242
Samsung Electronics Co. Ltd.	250,745	10,495,467
Samsung Engineering Co. Ltd.*	14,205	247,488
Samsung Fire & Marine Insurance Co. Ltd.	2,930	749,310
Samsung SDS Co. Ltd.	7,282	1,516,303
SK Hynix, Inc.	61,965	4,087,245
SK Innovation Co. Ltd.	9,472	1,834,023
S-Oil Corp.	2,821	348,426
Yuhan Corp.	626	136,725

		30,268,442

A205

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan — 16.1%
Catcher Technology Co. Ltd.	67,000	$737,605
Cathay Financial Holding Co. Ltd.	211,000	362,820
Chailease Holding Co. Ltd.	79,560	279,122
Chang Hwa Commercial Bank Ltd.	305,000	188,560
China Airlines Ltd.	600,000	181,896
China Development Financial Holding Corp.	1,513,000	564,849
China Life Insurance Co. Ltd.	816,301	821,015
CTBC Financial Holding Co. Ltd.	2,372,236	1,786,533
E.Sun Financial Holding Co. Ltd.	2,371,575	1,749,644
Eva Airways Corp.	424,200	206,431
Far Eastern New Century Corp.	154,000	180,329
First Financial Holding Co. Ltd.	2,207,032	1,502,854
Formosa Chemicals & Fibre Corp.	296,000	1,240,073
Formosa Plastics Corp.	143,000	547,735
Hiwin Technologies Corp.	39,140	324,481
Hua Nan Financial Holdings Co. Ltd.	488,454	295,540
Nanya Technology Corp.	892,000	1,699,734
Novatek Microelectronics Corp.	64,000	317,115
President Chain Store Corp.	160,000	1,879,229
Realtek Semiconductor Corp.	71,000	316,084
Shin Kong Financial Holding Co. Ltd.	1,965,909	769,258
SinoPac Financial Holdings Co. Ltd.	867,000	316,300
Synnex Technology International Corp.	189,000	240,938
TaiMed Biologics, Inc.*	9,000	55,745
Taishin Financial Holding Co. Ltd.	161,777	78,163
Taiwan Business Bank	1,959,000	712,202
Taiwan Cooperative Financial Holding Co. Ltd.	689,780	420,061
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	202,338	8,935,246
Uni-President Enterprises Corp.	428,000	1,117,332
Walsin Technology Corp.	13,000	91,253

		27,918,147

Thailand — 3.7%
Bangkok Dusit Medical Services PCL, NVDR	1,384,300	1,092,189
Bumrungrad Hospital PCL, NVDR	55,700	320,099
Home Product Center PCL, NVDR	633,800	309,556
IRPC PCL, NVDR	373,500	78,602
Krung Thai Bank PCL, NVDR	286,300	178,857
PTT Exploration & Production PCL, NVDR	134,000	642,668
PTT Global Chemical PCL, NVDR	187,600	471,519
PTT PCL, NVDR	1,159,300	1,945,606
Thai Oil PCL, NVDR	531,300	1,453,266

		6,492,362

Turkey — 0.4%
TAV Havalimanlari Holding A/S	15,956	82,782
Turk Hava Yollari AO*	195,019	616,182

		698,964

United Arab Emirates — 0.3%
Emaar Properties PJSC	60,863	82,073

	Shares	Value
COMMON STOCKS (Continued)
United Arab Emirates (cont’d.)
Emirates Telecommunications Group Co. PJSC	43,092	$195,821
First Abu Dhabi Bank PJSC	50,824	197,872

		475,766

TOTAL COMMON STOCKS (cost $157,489,910)		160,810,794

PREFERRED STOCK — 0.0%
Brazil
Petroleo Brasileiro SA (PRFC) (cost $70,242)	10,300	53,814

TOTAL LONG-TERM INVESTMENTS (cost $157,560,152)		160,864,608

SHORT-TERM INVESTMENTS — 9.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	11,038,995	11,038,995
PGIM Institutional Money Market Fund (cost $6,147,623; includes $6,134,743 of cash collateral for securities on loan)(b)(w)	6,146,662	6,147,277

TOTAL SHORT-TERM INVESTMENTS (cost $17,186,618)		17,186,272

TOTAL INVESTMENTS — 102.8% (cost $174,746,770)		178,050,880
Liabilities in excess of other assets(z) — (2.8)%		(4,900,718)

NET ASSETS — 100.0%		$173,150,162

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,935,413; cash collateral of $6,134,743 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A206

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
196	Mini MSCI Emerging Markets Index	Dec. 2018	$10,287,060	$182,960

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 12/19/18	Citigroup Global Markets	BRL	34,538	$8,186,331	$8,494,307	$307,976	$—
Expiring 12/19/18	Citigroup Global Markets	BRL	7,600	1,860,403	1,869,151	8,748	—
Expiring 12/19/18	Citigroup Global Markets	BRL	4,924	1,169,406	1,211,013	41,607	—
Expiring 12/19/18	Citigroup Global Markets	BRL	2,500	600,286	614,853	14,567	—
Expiring 12/19/18	Citigroup Global Markets	BRL	1,900	454,331	467,287	12,956	—
Expiring 12/19/18	Citigroup Global Markets	BRL	1,200	288,575	295,129	6,554	—
Expiring 12/19/18	Citigroup Global Markets	BRL	1,100	268,541	270,535	1,994	—
Expiring 12/19/18	Citigroup Global Markets	BRL	500	123,796	122,971	—	(825)
Expiring 12/19/18	Citigroup Global Markets	BRL	421	100,552	103,542	2,990	—
Chilean Peso,
Expiring 12/19/18	Citigroup Global Markets	CLP	170,000	257,440	258,664	1,224	—
Expiring 12/19/18	Citigroup Global Markets	CLP	98,301	147,420	149,570	2,150	—
Expiring 12/19/18	Citigroup Global Markets	CLP	671	989	1,021	32	—
Expiring 12/19/18	Citigroup Global Markets	CLP	297	432	452	20	—
Chinese Renminbi,
Expiring 12/19/18	Citigroup Global Markets	CNH	83,844	12,203,381	12,141,895	—	(61,486)
Expiring 12/19/18	Citigroup Global Markets	CNH	9,453	1,369,859	1,368,939	—	(920)
Expiring 12/19/18	Citigroup Global Markets	CNH	4,711	685,348	682,225	—	(3,123)
Expiring 12/19/18	Citigroup Global Markets	CNH	2,400	347,723	347,557	—	(166)
Expiring 12/19/18	Citigroup Global Markets	CNH	1,400	203,514	202,741	—	(773)
Expiring 12/19/18	Citigroup Global Markets	CNH	1,300	188,624	188,260	—	(364)
Expiring 12/19/18	Citigroup Global Markets	CNH	637	92,919	92,247	—	(672)
Expiring 12/19/18	Citigroup Global Markets	CNH	600	86,932	86,890	—	(42)
Expiring 12/19/18	Citigroup Global Markets	CNH	500	72,799	72,408	—	(391)
Expiring 12/19/18	Citigroup Global Markets	CNH	200	29,015	28,963	—	(52)
Colombian Peso,
Expiring 12/19/18	Citigroup Global Markets	COP	2,300,000	767,245	774,921	7,676	—
Expiring 12/19/18	Citigroup Global Markets	COP	2,300,000	771,039	774,921	3,882	—
Expiring 12/19/18	Citigroup Global Markets	COP	2,300,000	779,004	774,921	—	(4,083)
Expiring 12/19/18	Citigroup Global Markets	COP	2,300,000	780,193	774,921	—	(5,272)
Expiring 12/19/18	Citigroup Global Markets	COP	800,000	256,937	269,537	12,600	—
Expiring 12/19/18	Citigroup Global Markets	COP	700,000	231,694	235,845	4,151	—
Expiring 12/19/18	Citigroup Global Markets	COP	500,000	165,728	168,461	2,733	—
Expiring 12/19/18	Citigroup Global Markets	COP	300,000	99,032	101,077	2,045	—
Czech Koruna,
Expiring 12/19/18	Citigroup Global Markets	CZK	8,400	387,540	380,571	—	(6,969)
Expiring 12/19/18	Citigroup Global Markets	CZK	6,800	313,331	308,081	—	(5,250)
Expiring 12/19/18	Citigroup Global Markets	CZK	6,700	306,056	303,550	—	(2,506)
Expiring 12/19/18	Citigroup Global Markets	CZK	4,400	202,292	199,347	—	(2,945)
Euro,
Expiring 12/19/18	Citigroup Global Markets	EUR	39	46,432	46,003	—	(429)
Expiring 12/19/18	Citigroup Global Markets	EUR	39	45,607	45,783	176	—
Expiring 12/19/18	Citigroup Global Markets	EUR	39	45,637	45,783	146	—

A207

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	EUR	39	$45,648	$45,783	$135	$—
Expiring 12/19/18	Citigroup Global Markets	EUR	39	45,678	45,783	105	—
Expiring 12/19/18	Citigroup Global Markets	EUR	39	45,696	45,783	87	—
Expiring 12/19/18	Citigroup Global Markets	EUR	39	45,767	45,783	16	—
Expiring 12/19/18	Citigroup Global Markets	EUR	39	45,799	45,783	—	(16)
Expiring 12/19/18	Citigroup Global Markets	EUR	39	45,896	45,783	—	(113)
Expiring 12/19/18	Citigroup Global Markets	EUR	39	45,936	45,783	—	(153)
Expiring 12/19/18	Citigroup Global Markets	EUR	39	46,062	45,783	—	(279)
Expiring 12/19/18	Citigroup Global Markets	EUR	39	46,073	45,783	—	(290)
Expiring 12/19/18	Citigroup Global Markets	EUR	20	23,313	23,388	75	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,646	11,694	48	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,665	11,694	29	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,673	11,694	21	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,692	11,694	2	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,773	11,694	—	(79)
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,784	11,694	—	(90)
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,819	11,694	—	(125)
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,845	11,694	—	(151)
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,846	11,694	—	(152)
Hong Kong Dollar,
Expiring 12/19/18	Citigroup Global Markets	HKD	109,997	14,044,204	14,068,164	23,960	—
Expiring 12/19/18	Citigroup Global Markets	HKD	35,170	4,487,922	4,498,099	10,177	—
Expiring 12/19/18	Citigroup Global Markets	HKD	5,514	703,635	705,218	1,583	—
Expiring 12/19/18	Citigroup Global Markets	HKD	4,700	599,776	601,111	1,335	—
Expiring 12/19/18	Citigroup Global Markets	HKD	3,400	434,009	434,846	837	—
Expiring 12/19/18	Citigroup Global Markets	HKD	3,200	408,391	409,267	876	—
Expiring 12/19/18	Citigroup Global Markets	HKD	2,757	351,944	352,609	665	—
Expiring 12/19/18	Citigroup Global Markets	HKD	2,700	344,590	345,319	729	—
Expiring 12/19/18	Citigroup Global Markets	HKD	1,500	191,495	191,844	349	—
Expiring 12/19/18	Citigroup Global Markets	HKD	600	76,609	76,738	129	—
Expiring 12/19/18	Citigroup Global Markets	HKD	526	67,141	67,273	132	—
Expiring 12/19/18	Citigroup Global Markets	HKD	500	63,842	63,948	106	—
Expiring 12/19/18	Citigroup Global Markets	HKD	484	61,772	61,902	130	—
Expiring 12/19/18	Citigroup Global Markets	HKD	359	45,832	45,914	82	—
Hungarian Forint,
Expiring 12/19/18	Citigroup Global Markets	HUF	101,847	366,046	368,311	2,265	—
Expiring 12/19/18	Citigroup Global Markets	HUF	101,847	366,463	368,310	1,847	—
Expiring 12/19/18	Citigroup Global Markets	HUF	30,729	110,221	111,126	905	—
Indian Rupee,
Expiring 12/19/18	Citigroup Global Markets	INR	217,591	2,991,442	2,970,812	—	(20,630)
Expiring 12/19/18	Citigroup Global Markets	INR	217,591	3,006,806	2,970,812	—	(35,994)
Expiring 12/19/18	Citigroup Global Markets	INR	217,591	3,018,966	2,970,812	—	(48,154)
Expiring 12/19/18	Citigroup Global Markets	INR	217,591	3,026,420	2,970,812	—	(55,608)
Expiring 12/19/18	Citigroup Global Markets	INR	217,591	3,046,579	2,970,812	—	(75,767)
Expiring 12/19/18	Citigroup Global Markets	INR	217,591	3,055,353	2,970,812	—	(84,541)
Expiring 12/19/18	Citigroup Global Markets	INR	217,591	3,057,570	2,970,811	—	(86,759)
Expiring 12/19/18	Citigroup Global Markets	INR	217,591	3,058,375	2,970,811	—	(87,564)
Expiring 12/19/18	Citigroup Global Markets	INR	1,015	13,804	13,858	54	—
Indonesian Rupiah,
Expiring 12/19/18	Citigroup Global Markets	IDR	6,614,944	436,056	439,141	3,085	—
Israeli Shekel,
Expiring 12/19/18	Citigroup Global Markets	ILS	4,000	1,113,062	1,106,894	—	(6,168)

A208

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	ILS	3,300	$928,836	$913,188	$—	$(15,648)
Expiring 12/19/18	Citigroup Global Markets	ILS	3,000	840,810	830,171	—	(10,639)
Expiring 12/19/18	Citigroup Global Markets	ILS	2,800	788,096	774,827	—	(13,269)
Expiring 12/19/18	Citigroup Global Markets	ILS	1,200	332,860	332,069	—	(791)
Expiring 12/19/18	Citigroup Global Markets	ILS	1,100	304,693	304,396	—	(297)
Expiring 12/19/18	Citigroup Global Markets	ILS	800	221,575	221,379	—	(196)
Expiring 12/19/18	Citigroup Global Markets	ILS	800	224,724	221,379	—	(3,345)
Expiring 12/19/18	Citigroup Global Markets	ILS	600	167,134	166,034	—	(1,100)
Expiring 12/19/18	Citigroup Global Markets	ILS	577	162,412	159,668	—	(2,744)
Expiring 12/19/18	Citigroup Global Markets	ILS	400	110,759	110,689	—	(70)
Mexican Peso,
Expiring 12/19/18	Citigroup Global Markets	MXN	26,000	1,363,015	1,371,438	8,423	—
Expiring 12/19/18	Citigroup Global Markets	MXN	23,741	1,240,663	1,252,281	11,618	—
Expiring 12/19/18	Citigroup Global Markets	MXN	23,300	1,227,060	1,229,019	1,959	—
Expiring 12/19/18	Citigroup Global Markets	MXN	22,400	1,167,401	1,181,547	14,146	—
Expiring 12/19/18	Citigroup Global Markets	MXN	21,500	1,117,561	1,134,074	16,513	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,043,310	1,089,782	46,472	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,048,538	1,089,782	41,244	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,050,804	1,089,782	38,978	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,052,943	1,089,782	36,839	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,053,601	1,089,782	36,181	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,058,560	1,089,782	31,222	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,061,439	1,089,782	28,343	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,063,083	1,089,782	26,699	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,063,644	1,089,782	26,138	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,074,327	1,089,782	15,455	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,077,774	1,089,782	12,008	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,079,770	1,089,782	10,012	—
Expiring 12/19/18	Citigroup Global Markets	MXN	20,660	1,086,069	1,089,782	3,713	—
Expiring 12/19/18	Citigroup Global Markets	MXN	8,537	436,112	450,307	14,195	—
Expiring 12/19/18	Citigroup Global Markets	MXN	5,600	294,604	295,387	783	—
Expiring 12/19/18	Citigroup Global Markets	MXN	3,400	177,907	179,341	1,434	—
Expiring 12/19/18	Citigroup Global Markets	MXN	2,600	136,022	137,143	1,121	—
Expiring 12/19/18	Citigroup Global Markets	MXN	648	33,369	34,180	811	—
Expiring 12/19/18	Citigroup Global Markets	MXN	500	25,936	26,374	438	—
Expiring 12/19/18	Citigroup Global Markets	MXN	102	5,337	5,381	44	—
Expiring 12/19/18	Citigroup Global Markets	MXN	40	2,066	2,110	44	—
New Taiwanese Dollar,
Expiring 12/19/18	Citigroup Global Markets	TWD	149,368	4,876,545	4,921,268	44,723	—
Expiring 12/19/18	Citigroup Global Markets	TWD	11,000	359,949	362,420	2,471	—
Expiring 12/19/18	Citigroup Global Markets	TWD	608	19,917	20,029	112	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,752	19,934	182	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,764	19,933	169	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,789	19,933	144	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,797	19,933	136	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,806	19,933	127	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,827	19,934	107	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,857	19,933	76	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,876	19,934	58	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,879	19,933	54	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,882	19,933	51	—
Expiring 12/19/18	Citigroup Global Markets	TWD	605	19,900	19,934	34	—

A209

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	TWD	300	$9,838	$9,884	$46	$—
Peruvian Nuevo Sol,
Expiring 12/19/18	Citigroup Global Markets	PEN	274	81,689	82,666	977	—
Expiring 12/19/18	Citigroup Global Markets	PEN	102	30,624	30,774	150	—
Expiring 12/19/18	Citigroup Global Markets	PEN	100	30,026	30,171	145	—
Expiring 12/19/18	Citigroup Global Markets	PEN	100	30,048	30,170	122	—
Philippine Peso,
Expiring 12/19/18	Citigroup Global Markets	PHP	69,000	1,264,436	1,269,861	5,425	—
Expiring 12/19/18	Citigroup Global Markets	PHP	26,000	477,565	478,498	933	—
Expiring 12/19/18	Citigroup Global Markets	PHP	1,000	18,598	18,404	—	(194)
Polish Zloty,
Expiring 12/19/18	Citigroup Global Markets	PLN	3,799	1,029,896	1,032,697	2,801	—
Expiring 12/19/18	Citigroup Global Markets	PLN	3,300	886,764	897,052	10,288	—
Expiring 12/19/18	Citigroup Global Markets	PLN	1,900	511,084	516,349	5,265	—
Expiring 12/19/18	Citigroup Global Markets	PLN	1,900	514,228	516,348	2,120	—
Expiring 12/19/18	Citigroup Global Markets	PLN	1,900	517,134	516,348	—	(786)
Expiring 12/19/18	Citigroup Global Markets	PLN	1,900	518,658	516,349	—	(2,309)
Expiring 12/19/18	Citigroup Global Markets	PLN	1,900	519,601	516,348	—	(3,253)
Expiring 12/19/18	Citigroup Global Markets	PLN	1,900	521,757	516,348	—	(5,409)
Expiring 12/19/18	Citigroup Global Markets	PLN	1,700	457,943	462,118	4,175	—
Expiring 12/19/18	Citigroup Global Markets	PLN	1,218	330,571	331,093	522	—
Expiring 12/19/18	Citigroup Global Markets	PLN	600	164,063	163,100	—	(963)
Expiring 12/19/18	Citigroup Global Markets	PLN	500	136,820	135,917	—	(903)
Expiring 12/19/18	Citigroup Global Markets	PLN	484	130,356	131,568	1,212	—
Expiring 12/19/18	Citigroup Global Markets	PLN	200	54,152	54,367	215	—
Expiring 12/19/18	Citigroup Global Markets	PLN	100	27,345	27,183	—	(162)
Expiring 12/19/18	Citigroup Global Markets	PLN	5	1,351	1,359	8	—
Russian Ruble,
Expiring 12/19/18	Citigroup Global Markets	RUB	108,467	1,579,884	1,641,212	61,328	—
Expiring 12/19/18	Citigroup Global Markets	RUB	108,467	1,581,841	1,641,210	59,369	—
Expiring 12/19/18	Citigroup Global Markets	RUB	62,000	934,358	938,125	3,767	—
Expiring 12/19/18	Citigroup Global Markets	RUB	45,000	675,934	680,898	4,964	—
Expiring 12/19/18	Citigroup Global Markets	RUB	44,476	649,018	672,969	23,951	—
Expiring 12/19/18	Citigroup Global Markets	RUB	44,000	651,195	665,766	14,571	—
Expiring 12/19/18	Citigroup Global Markets	RUB	40,000	597,615	605,242	7,627	—
Expiring 12/19/18	Citigroup Global Markets	RUB	33,592	486,346	508,283	21,937	—
Expiring 12/19/18	Citigroup Global Markets	RUB	12,818	181,196	193,950	12,754	—
Expiring 12/19/18	Citigroup Global Markets	RUB	7,000	104,564	105,917	1,353	—
Expiring 12/19/18	Citigroup Global Markets	RUB	317	4,592	4,797	205	—
Expiring 12/19/18	Citigroup Global Markets	RUB	216	3,145	3,268	123	—
Expiring 12/19/18	Citigroup Global Markets	RUB	121	1,736	1,831	95	—
Singapore Dollar,
Expiring 12/19/18	Citigroup Global Markets	SGD	14,180	10,419,657	10,391,699	—	(27,958)
South African Rand,
Expiring 12/19/18	Citigroup Global Markets	ZAR	106,913	7,081,406	7,476,859	395,453	—
Expiring 12/19/18	Citigroup Global Markets	ZAR	15,200	1,018,931	1,062,998	44,067	—
Expiring 12/19/18	Citigroup Global Markets	ZAR	8,383	555,756	586,257	30,501	—
Expiring 12/19/18	Citigroup Global Markets	ZAR	6,072	394,945	424,640	29,695	—
Expiring 12/19/18	Citigroup Global Markets	ZAR	4,300	299,775	300,716	941	—
Expiring 12/19/18	Citigroup Global Markets	ZAR	2,800	192,944	195,816	2,872	—
Expiring 12/19/18	Citigroup Global Markets	ZAR	912	60,506	63,780	3,274	—
Expiring 12/19/18	Citigroup Global Markets	ZAR	839	57,424	58,675	1,251	—

A210

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	ZAR	112	$7,469	$7,832	$363	$—
Expiring 12/19/18	Citigroup Global Markets	ZAR	18	1,194	1,258	64	—
South Korean Won,
Expiring 12/19/18	Citigroup Global Markets	KRW	4,413,004	3,923,731	3,986,788	63,057	—
Expiring 12/19/18	Citigroup Global Markets	KRW	1,970,000	1,761,925	1,779,734	17,809	—
Expiring 12/19/18	Citigroup Global Markets	KRW	1,230,000	1,112,285	1,111,205	—	(1,080)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,190,000	1,071,678	1,075,068	3,390	—
Expiring 12/19/18	Citigroup Global Markets	KRW	520,000	470,612	469,778	—	(834)
Expiring 12/19/18	Citigroup Global Markets	KRW	474,441	428,596	428,619	23	—
Expiring 12/19/18	Citigroup Global Markets	KRW	450,000	405,626	406,538	912	—
Expiring 12/19/18	Citigroup Global Markets	KRW	340,000	304,401	307,162	2,761	—
Expiring 12/19/18	Citigroup Global Markets	KRW	320,000	287,241	289,094	1,853	—
Thai Baht,
Expiring 12/19/18	Citigroup Global Markets	THB	34,426	1,052,990	1,067,399	14,409	—
Expiring 12/19/18	Citigroup Global Markets	THB	3,000	92,598	93,017	419	—
Expiring 12/19/18	Citigroup Global Markets	THB	2,000	61,205	62,011	806	—
Expiring 12/19/18	Citigroup Global Markets	THB	2,000	61,247	62,011	764	—
Expiring 12/19/18	Citigroup Global Markets	THB	2,000	61,523	62,011	488	—
Expiring 12/19/18	Citigroup Global Markets	THB	1,000	30,762	31,006	244	—
Expiring 12/19/18	Citigroup Global Markets	THB	1,000	31,003	31,006	3	—
Expiring 12/19/18	Citigroup Global Markets	THB	446	13,687	13,828	141	—

				$160,600,761	$161,729,186	1,819,276	(690,851)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 12/19/18	Citigroup Global Markets	BRL	5,416	$1,318,878	$1,332,047	$—	$(13,169)
Expiring 12/19/18	Citigroup Global Markets	BRL	5,416	1,314,301	1,332,046	—	(17,745)
Expiring 12/19/18	Citigroup Global Markets	BRL	5,416	1,303,686	1,332,047	—	(28,361)
Expiring 12/19/18	Citigroup Global Markets	BRL	5,416	1,296,820	1,332,046	—	(35,226)
Expiring 12/19/18	Citigroup Global Markets	BRL	5,416	1,294,348	1,332,047	—	(37,699)
Expiring 12/19/18	Citigroup Global Markets	BRL	5,416	1,289,106	1,332,047	—	(42,941)
Expiring 12/19/18	Citigroup Global Markets	BRL	5,416	1,285,478	1,332,047	—	(46,569)
Expiring 12/19/18	Citigroup Global Markets	BRL	5,416	1,284,763	1,332,047	—	(47,284)
Expiring 12/19/18	Citigroup Global Markets	BRL	4,800	1,140,522	1,180,517	—	(39,995)
Expiring 12/19/18	Citigroup Global Markets	BRL	2,496	591,355	613,869	—	(22,514)
Expiring 12/19/18	Citigroup Global Markets	BRL	466	111,721	114,609	—	(2,888)
Expiring 12/19/18	Citigroup Global Markets	BRL	112	27,776	27,545	231	—
Expiring 12/19/18	Citigroup Global Markets	BRL	29	6,969	7,133	—	(164)
Expiring 12/19/18	Citigroup Global Markets	BRL	4	944	984	—	(40)
Chilean Peso,
Expiring 12/19/18	Citigroup Global Markets	CLP	610,000	914,973	928,149	—	(13,176)
Expiring 12/19/18	Citigroup Global Markets	CLP	550,000	819,331	836,856	—	(17,525)
Expiring 12/19/18	Citigroup Global Markets	CLP	520,000	784,383	791,209	—	(6,826)
Expiring 12/19/18	Citigroup Global Markets	CLP	350,000	530,236	532,545	—	(2,309)
Expiring 12/19/18	Citigroup Global Markets	CLP	330,000	489,744	502,113	—	(12,369)
Expiring 12/19/18	Citigroup Global Markets	CLP	329,218	499,342	500,923	—	(1,581)
Expiring 12/19/18	Citigroup Global Markets	CLP	329,218	494,445	500,923	—	(6,478)
Expiring 12/19/18	Citigroup Global Markets	CLP	329,218	494,155	500,922	—	(6,767)
Expiring 12/19/18	Citigroup Global Markets	CLP	329,218	493,023	500,923	—	(7,900)

A211

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	CLP	200,000	$290,190	$304,311	$—	$(14,121)
Expiring 12/19/18	Citigroup Global Markets	CLP	170,000	257,410	258,664	—	(1,254)
Expiring 12/19/18	Citigroup Global Markets	CLP	96,577	140,799	146,947	—	(6,148)
Expiring 12/19/18	Citigroup Global Markets	CLP	75,226	109,895	114,461	—	(4,566)
Expiring 12/19/18	Citigroup Global Markets	CLP	60,000	87,983	91,294	—	(3,311)
Expiring 12/19/18	Citigroup Global Markets	CLP	4,157	6,298	6,325	—	(27)
Chinese Renminbi,
Expiring 12/19/18	Citigroup Global Markets	CNH	96,645	14,034,517	13,995,675	38,842	—
Expiring 12/19/18	Citigroup Global Markets	CNH	52,311	7,589,125	7,575,434	13,691	—
Expiring 12/19/18	Citigroup Global Markets	CNH	20,965	3,051,867	3,036,053	15,814	—
Expiring 12/19/18	Citigroup Global Markets	CNH	2,238	324,213	324,097	116	—
Expiring 12/19/18	Citigroup Global Markets	CNH	2,000	293,301	289,630	3,671	—
Expiring 12/19/18	Citigroup Global Markets	CNH	1,900	276,051	275,149	902	—
Expiring 12/19/18	Citigroup Global Markets	CNH	1,797	261,416	260,234	1,182	—
Expiring 12/19/18	Citigroup Global Markets	CNH	1,100	159,633	159,297	336	—
Expiring 12/19/18	Citigroup Global Markets	CNH	4	581	579	2	—
Colombian Peso,
Expiring 12/19/18	Citigroup Global Markets	COP	200,000	67,888	67,384	504	—
Expiring 12/19/18	Citigroup Global Markets	COP	142,181	46,762	47,904	—	(1,142)
Czech Koruna,
Expiring 12/19/18	Citigroup Global Markets	CZK	31,300	1,414,941	1,418,077	—	(3,136)
Expiring 12/19/18	Citigroup Global Markets	CZK	7,900	357,804	357,918	—	(114)
Expiring 12/19/18	Citigroup Global Markets	CZK	437	20,120	19,798	322	—
Euro,
Expiring 12/19/18	Citigroup Global Markets	EUR	70	81,967	81,858	109	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,837	11,694	143	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,802	11,694	108	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,777	11,693	84	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,765	11,694	71	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,724	11,694	30	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,716	11,694	22	—
Expiring 12/19/18	Citigroup Global Markets	EUR	10	11,667	11,694	—	(27)
Hong Kong Dollar,
Expiring 12/19/18	Citigroup Global Markets	HKD	95,669	12,209,855	12,235,671	—	(25,816)
Expiring 12/19/18	Citigroup Global Markets	HKD	46,200	5,895,675	5,908,788	—	(13,113)
Expiring 12/19/18	Citigroup Global Markets	HKD	11,269	1,438,067	1,441,259	—	(3,192)
Expiring 12/19/18	Citigroup Global Markets	HKD	6,175	787,980	789,757	—	(1,777)
Expiring 12/19/18	Citigroup Global Markets	HKD	2,600	331,799	332,529	—	(730)
Expiring 12/19/18	Citigroup Global Markets	HKD	1,800	229,749	230,212	—	(463)
Expiring 12/19/18	Citigroup Global Markets	HKD	1,744	222,592	223,051	—	(459)
Expiring 12/19/18	Citigroup Global Markets	HKD	1,482	189,216	189,542	—	(326)
Expiring 12/19/18	Citigroup Global Markets	HKD	1,400	178,723	179,054	—	(331)
Expiring 12/19/18	Citigroup Global Markets	HKD	1,400	178,712	179,054	—	(342)
Expiring 12/19/18	Citigroup Global Markets	HKD	1,000	127,627	127,895	—	(268)
Expiring 12/19/18	Citigroup Global Markets	HKD	500	63,832	63,948	—	(116)
Expiring 12/19/18	Citigroup Global Markets	HKD	168	21,439	21,486	—	(47)
Hungarian Forint,
Expiring 12/19/18	Citigroup Global Markets	HUF	50,000	180,699	180,815	—	(116)
Expiring 12/19/18	Citigroup Global Markets	HUF	8,032	29,201	29,046	155	—
Expiring 12/19/18	Citigroup Global Markets	HUF	610	2,194	2,206	—	(12)
Indian Rupee,
Expiring 12/19/18	Citigroup Global Markets	INR	299,000	4,045,725	4,082,302	—	(36,577)

A212

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	INR	83,000	$1,137,548	$1,133,215	$4,333	$—
Expiring 12/19/18	Citigroup Global Markets	INR	78,000	1,061,328	1,064,948	—	(3,620)
Expiring 12/19/18	Citigroup Global Markets	INR	67,710	929,504	924,457	5,047	—
Expiring 12/19/18	Citigroup Global Markets	INR	64,000	877,382	873,803	3,579	—
Expiring 12/19/18	Citigroup Global Markets	INR	50,000	687,237	682,659	4,578	—
Expiring 12/19/18	Citigroup Global Markets	INR	39,835	546,349	543,875	2,474	—
Expiring 12/19/18	Citigroup Global Markets	INR	18,000	245,364	245,757	—	(393)
Expiring 12/19/18	Citigroup Global Markets	INR	235	3,204	3,209	—	(5)
Indonesian Rupiah,
Expiring 12/19/18	Citigroup Global Markets	IDR	10,777,057	726,949	715,448	11,501	—
Expiring 12/19/18	Citigroup Global Markets	IDR	10,777,057	724,846	715,448	9,398	—
Expiring 12/19/18	Citigroup Global Markets	IDR	10,777,057	722,902	715,449	7,453	—
Expiring 12/19/18	Citigroup Global Markets	IDR	10,777,057	722,223	715,448	6,775	—
Expiring 12/19/18	Citigroup Global Markets	IDR	10,777,057	721,836	715,448	6,388	—
Expiring 12/19/18	Citigroup Global Markets	IDR	10,777,057	721,112	715,448	5,664	—
Expiring 12/19/18	Citigroup Global Markets	IDR	10,777,057	707,850	715,448	—	(7,598)
Expiring 12/19/18	Citigroup Global Markets	IDR	10,777,057	693,725	715,448	—	(21,723)
Expiring 12/19/18	Citigroup Global Markets	IDR	7,100,000	460,977	471,342	—	(10,365)
Expiring 12/19/18	Citigroup Global Markets	IDR	2,917,346	192,044	193,672	—	(1,628)
Expiring 12/19/18	Citigroup Global Markets	IDR	230,948	15,438	15,332	106	—
Expiring 12/19/18	Citigroup Global Markets	IDR	162,338	10,766	10,777	—	(11)
Israeli Shekel,
Expiring 12/19/18	Citigroup Global Markets	ILS	3,999	1,114,887	1,106,549	8,338	—
Expiring 12/19/18	Citigroup Global Markets	ILS	1,999	556,384	553,274	3,110	—
Expiring 12/19/18	Citigroup Global Markets	ILS	1,999	555,534	553,274	2,260	—
Expiring 12/19/18	Citigroup Global Markets	ILS	1,999	555,482	553,274	2,208	—
Expiring 12/19/18	Citigroup Global Markets	ILS	1,999	555,401	553,274	2,127	—
Expiring 12/19/18	Citigroup Global Markets	ILS	1,999	553,749	553,274	475	—
Expiring 12/19/18	Citigroup Global Markets	ILS	1,999	553,611	553,274	337	—
Expiring 12/19/18	Citigroup Global Markets	ILS	22	6,096	6,088	8	—
Mexican Peso,
Expiring 12/19/18	Citigroup Global Markets	MXN	66,900	3,456,110	3,528,817	—	(72,707)
Expiring 12/19/18	Citigroup Global Markets	MXN	6,137	322,140	323,712	—	(1,572)
Expiring 12/19/18	Citigroup Global Markets	MXN	248	13,030	13,081	—	(51)
Expiring 12/19/18	Citigroup Global Markets	MXN	2	103	106	—	(3)
New Taiwanese Dollar,
Expiring 12/19/18	Citigroup Global Markets	TWD	284,805	9,313,405	9,383,545	—	(70,140)
Expiring 12/19/18	Citigroup Global Markets	TWD	58,000	1,902,568	1,910,941	—	(8,373)
Expiring 12/19/18	Citigroup Global Markets	TWD	38,407	1,255,551	1,265,405	—	(9,854)
Expiring 12/19/18	Citigroup Global Markets	TWD	37,570	1,234,632	1,237,829	—	(3,197)
Expiring 12/19/18	Citigroup Global Markets	TWD	29,300	958,515	965,355	—	(6,840)
Expiring 12/19/18	Citigroup Global Markets	TWD	7,000	231,031	230,631	400	—
Expiring 12/19/18	Citigroup Global Markets	TWD	2,000	65,595	65,895	—	(300)
Expiring 12/19/18	Citigroup Global Markets	TWD	1,805	59,580	59,470	110	—
Expiring 12/19/18	Citigroup Global Markets	TWD	1,701	55,584	56,043	—	(459)
Expiring 12/19/18	Citigroup Global Markets	TWD	466	15,229	15,354	—	(125)
Peruvian Nuevo Sol,
Expiring 12/19/18	Citigroup Global Markets	PEN	969	291,954	292,349	—	(395)
Expiring 12/19/18	Citigroup Global Markets	PEN	300	89,541	90,510	—	(969)
Expiring 12/19/18	Citigroup Global Markets	PEN	136	40,820	41,032	—	(212)
Expiring 12/19/18	Citigroup Global Markets	PEN	100	30,142	30,170	—	(28)
Expiring 12/19/18	Citigroup Global Markets	PEN	100	30,137	30,170	—	(33)

A213

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	PEN	12	$3,624	$3,620	$4	$—
Expiring 12/19/18	Citigroup Global Markets	PEN	3	895	905	—	(10)
Philippine Peso,
Expiring 12/19/18	Citigroup Global Markets	PHP	95,967	1,785,924	1,766,155	19,769	—
Expiring 12/19/18	Citigroup Global Markets	PHP	66,000	1,209,717	1,214,649	—	(4,932)
Expiring 12/19/18	Citigroup Global Markets	PHP	49,000	892,529	901,786	—	(9,257)
Expiring 12/19/18	Citigroup Global Markets	PHP	43,000	784,743	791,363	—	(6,620)
Expiring 12/19/18	Citigroup Global Markets	PHP	34,000	631,997	625,728	6,269	—
Expiring 12/19/18	Citigroup Global Markets	PHP	31,000	576,876	570,517	6,359	—
Expiring 12/19/18	Citigroup Global Markets	PHP	29,000	539,132	533,710	5,422	—
Expiring 12/19/18	Citigroup Global Markets	PHP	29,000	530,182	533,710	—	(3,528)
Expiring 12/19/18	Citigroup Global Markets	PHP	15,000	275,254	276,057	—	(803)
Expiring 12/19/18	Citigroup Global Markets	PHP	12,000	219,247	220,845	—	(1,598)
Expiring 12/19/18	Citigroup Global Markets	PHP	5,523	101,259	101,644	—	(385)
Expiring 12/19/18	Citigroup Global Markets	PHP	4,000	73,367	73,615	—	(248)
Polish Zloty,
Expiring 12/19/18	Citigroup Global Markets	PLN	3,800	1,030,938	1,032,969	—	(2,031)
Expiring 12/19/18	Citigroup Global Markets	PLN	450	122,579	122,326	253	—
Expiring 12/19/18	Citigroup Global Markets	PLN	200	54,522	54,367	155	—
Expiring 12/19/18	Citigroup Global Markets	PLN	167	45,695	45,396	299	—
Expiring 12/19/18	Citigroup Global Markets	PLN	43	11,724	11,689	35	—
Expiring 12/19/18	Citigroup Global Markets	PLN	6	1,630	1,631	—	(1)
Expiring 12/19/18	Citigroup Global Markets	PLN	1	273	272	1	—
Russian Ruble,
Expiring 12/19/18	Citigroup Global Markets	RUB	81,000	1,183,303	1,225,615	—	(42,312)
Expiring 12/19/18	Citigroup Global Markets	RUB	44,000	635,116	665,767	—	(30,651)
Expiring 12/19/18	Citigroup Global Markets	RUB	27,000	394,015	408,538	—	(14,523)
Expiring 12/19/18	Citigroup Global Markets	RUB	23,685	343,943	358,379	—	(14,436)
Expiring 12/19/18	Citigroup Global Markets	RUB	20,000	293,620	302,621	—	(9,001)
Expiring 12/19/18	Citigroup Global Markets	RUB	14,000	203,458	211,835	—	(8,377)
Expiring 12/19/18	Citigroup Global Markets	RUB	1,668	25,248	25,238	10	—
Singapore Dollar,
Expiring 12/19/18	Citigroup Global Markets	SGD	1,150	839,415	842,769	—	(3,354)
Expiring 12/19/18	Citigroup Global Markets	SGD	180	131,603	131,912	—	(309)
South African Rand,
Expiring 12/19/18	Citigroup Global Markets	ZAR	14,965	1,033,042	1,046,563	—	(13,521)
Expiring 12/19/18	Citigroup Global Markets	ZAR	13,800	904,527	965,090	—	(60,563)
Expiring 12/19/18	Citigroup Global Markets	ZAR	10,600	738,876	741,301	—	(2,425)
Expiring 12/19/18	Citigroup Global Markets	ZAR	8,921	595,505	623,882	—	(28,377)
Expiring 12/19/18	Citigroup Global Markets	ZAR	8,400	575,645	587,446	—	(11,801)
Expiring 12/19/18	Citigroup Global Markets	ZAR	7,700	529,189	538,492	—	(9,303)
Expiring 12/19/18	Citigroup Global Markets	ZAR	3,900	268,091	272,743	—	(4,652)
Expiring 12/19/18	Citigroup Global Markets	ZAR	497	34,767	34,757	10	—
Expiring 12/19/18	Citigroup Global Markets	ZAR	8	525	559	—	(34)
South Korean Won,
Expiring 12/19/18	Citigroup Global Markets	KRW	7,098,568	6,359,276	6,412,977	—	(53,701)
Expiring 12/19/18	Citigroup Global Markets	KRW	4,920,000	4,378,337	4,444,819	—	(66,482)
Expiring 12/19/18	Citigroup Global Markets	KRW	2,450,000	2,186,445	2,213,375	—	(26,930)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,664,595	1,489,912	1,503,826	—	(13,914)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,656,163	1,498,951	1,496,210	2,741	—
Expiring 12/19/18	Citigroup Global Markets	KRW	1,656,163	1,498,398	1,496,208	2,190	—
Expiring 12/19/18	Citigroup Global Markets	KRW	1,656,163	1,497,094	1,496,209	885	—

A214

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/19/18	Citigroup Global Markets	KRW	1,656,163	$1,492,667	$1,496,208	$—	$(3,541)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,656,163	1,491,281	1,496,209	—	(4,928)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,656,163	1,490,351	1,496,209	—	(5,858)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,656,163	1,486,677	1,496,208	—	(9,531)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,656,163	1,480,947	1,496,208	—	(15,261)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,277,636	1,144,141	1,154,240	—	(10,099)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,250,000	1,128,399	1,129,274	—	(875)
Expiring 12/19/18	Citigroup Global Markets	KRW	1,210,000	1,089,556	1,093,136	—	(3,580)
Expiring 12/19/18	Citigroup Global Markets	KRW	820,000	729,300	740,803	—	(11,503)
Expiring 12/19/18	Citigroup Global Markets	KRW	680,000	608,708	614,324	—	(5,616)
Expiring 12/19/18	Citigroup Global Markets	KRW	595,861	534,144	538,312	—	(4,168)
Expiring 12/19/18	Citigroup Global Markets	KRW	122,547	110,719	110,711	8	—
Expiring 12/19/18	Citigroup Global Markets	KRW	72,364	64,674	65,375	—	(701)
Expiring 12/19/18	Citigroup Global Markets	KRW	15,296	13,640	13,818	—	(178)
Thai Baht,
Expiring 12/19/18	Citigroup Global Markets	THB	42,796	1,316,220	1,326,916	—	(10,696)
Expiring 12/19/18	Citigroup Global Markets	THB	41,625	1,283,964	1,290,608	—	(6,644)
Expiring 12/19/18	Citigroup Global Markets	THB	16,000	489,918	496,090	—	(6,172)
Expiring 12/19/18	Citigroup Global Markets	THB	7,964	245,235	246,928	—	(1,693)
Expiring 12/19/18	Citigroup Global Markets	THB	3,269	101,310	101,357	—	(47)
Expiring 12/19/18	Citigroup Global Markets	THB	2,000	61,559	62,011	—	(452)
Expiring 12/19/18	Citigroup Global Markets	THB	2,000	61,224	62,012	—	(788)
Expiring 12/19/18	Citigroup Global Markets	THB	1,000	30,983	31,006	—	(23)
Expiring 12/19/18	Citigroup Global Markets	THB	1,000	30,972	31,006	—	(34)
Expiring 12/19/18	Citigroup Global Markets	THB	1,000	30,911	31,005	—	(94)
Expiring 12/19/18	Citigroup Global Markets	THB	1,000	30,844	31,006	—	(162)
Expiring 12/19/18	Citigroup Global Markets	THB	1,000	30,727	31,005	—	(278)
Expiring 12/19/18	Citigroup Global Markets	THB	1,000	30,682	31,006	—	(324)
Expiring 12/19/18	Citigroup Global Markets	THB	1,000	30,574	31,006	—	(432)
Expiring 12/19/18	Citigroup Global Markets	THB	1,000	30,542	31,006	—	(464)
Expiring 12/19/18	Citigroup Global Markets	THB	688	21,317	21,332	—	(15)

				$161,822,422	$162,910,902	207,414	(1,295,894)

						$2,026,690	$(1,986,745)

A215

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$488,795	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$836,696	$—	$—
Chile	2,977,841	—	—
China	13,103,762	44,134,692	—
Hong Kong	—	3,758,623	—
Hungary	—	783,578	—
India	530,040	—	—
Indonesia	—	4,278,331	—
Malaysia	—	8,782,970	—
Mexico	4,533,724	—	—
Peru	961,655	—	—
Philippines	—	706,878	—
Poland	—	2,409,168	—
Qatar	—	1,045,953	—
Romania	—	150,813	—
Russia	4,478,235	—	—
South Africa	—	1,484,154	—
South Korea	480,056	29,788,386	—
Taiwan	8,935,246	18,982,901	—
Thailand	—	6,492,362	—
Turkey	—	698,964	—
United Arab Emirates	197,872	277,894	—
Preferred Stocks
Brazil	53,814	—	—
Affiliated Mutual Funds	17,186,272	—	—
Other Financial Instruments*
Futures Contracts	182,960	—	—
OTC Forward Foreign Currency Exchange Contracts	—	39,945	—

Total	$54,458,173	$123,815,612	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Banks	15.3%
Oil, Gas & Consumable Fuels	10.9
Internet Software & Services	10.7
Affiliated Mutual Funds (4.0% represents investments purchased with collateral from securities on loan)	9.9

A216

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Semiconductors & Semiconductor Equipment	8.9%
Technology Hardware, Storage & Peripherals	6.5
Pharmaceuticals	3.8
Chemicals	3.4
Food & Staples Retailing	2.7
Real Estate Management & Development	2.4
Insurance	2.3
Metals & Mining	2.0
Wireless Telecommunication Services	1.9
Food Products	1.9
IT Services	1.6
Textiles, Apparel & Luxury Goods	1.5
Construction Materials	1.3
Electronic Equipment, Instruments & Components	1.3
Airlines	1.0
Biotechnology	1.0
Machinery	0.9
Gas Utilities	0.9
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.8
Diversified Telecommunication Services	0.8
Multiline Retail	0.8
Internet & Direct Marketing Retail	0.8
Capital Markets	0.6
Equity Real Estate Investment Trusts (REITs)	0.6

Paper & Forest Products	0.6
Construction & Engineering	0.6%
Diversified Financial Services	0.5
Water Utilities	0.5
Software	0.5
Diversified Consumer Services	0.5
Hotels, Restaurants & Leisure	0.4
Energy Equipment & Services	0.3
Independent Power & Renewable Electricity Producers	0.3
Transportation Infrastructure	0.2
Industrial Conglomerates	0.2
Specialty Retail	0.2
Trading Companies & Distributors	0.1
Life Sciences Tools & Services	0.1
Beverages	0.1
Electric Utilities	0.1
Household Durables	0.1
Aerospace & Defense	0.1
Leisure Products	0.0 *
Personal Products	0.0 *

102.8
Liabilities in excess of other assets	(2.8)

100.0%

Less than +/- 0.05%

A217

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Aerospace & Defense — 4.9%
Boeing Co. (The)	152,407	$56,680,163
General Dynamics Corp.	28,960	5,928,691
Harris Corp.	22,688	3,839,036
L3 Technologies, Inc.	51,161	10,877,852
Lockheed Martin Corp.	5,885	2,035,975
Northrop Grumman Corp.	59,113	18,760,693
Raytheon Co.	124,949	25,821,960

		123,944,370

Airlines — 3.2%
Delta Air Lines, Inc.(a)	457,598	26,462,892
Southwest Airlines Co.	626,689	39,136,728
United Continental Holdings, Inc.*	182,016	16,210,345

		81,809,965

Banks — 2.2%
Citizens Financial Group, Inc.	75,046	2,894,524
Fifth Third Bancorp	262,848	7,338,716
JPMorgan Chase & Co.	194,069	21,898,746
PNC Financial Services Group, Inc. (The)	117,769	16,038,960
SunTrust Banks, Inc.	119,801	8,001,509

		56,172,455

Biotechnology — 1.2%
Biogen, Inc.*	86,967	30,726,311

Capital Markets — 0.3%
Moody’s Corp.	18,556	3,102,563
S&P Global, Inc.	27,170	5,308,746

		8,411,309

Chemicals — 1.4%
LyondellBasell Industries NV (Class A Stock)	337,772	34,625,008

Commercial Services & Supplies — 0.3%
Waste Management, Inc.	81,286	7,345,003

Communications Equipment — 0.6%
Cisco Systems, Inc.	246,262	11,980,646
F5 Networks, Inc.*	16,447	3,279,861

		15,260,507

Consumer Finance — 0.6%
Synchrony Financial	457,413	14,216,396

Containers & Packaging — 0.0%
Avery Dennison Corp.	2,478	268,491

Diversified Consumer Services — 0.1%
H&R Block, Inc.	122,988	3,166,941

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	194,155	41,570,527

Electronic Equipment, Instruments & Components — 0.5%
FLIR Systems, Inc.	112,428	6,910,949
TE Connectivity Ltd.	74,007	6,507,436

		13,418,385

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	116,609	16,943,288
Crown Castle International Corp.	96,782	10,774,740
Equinix, Inc.	13,983	6,053,101

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Prologis, Inc.	92,700	$6,284,133
Public Storage	39,979	8,060,966
Simon Property Group, Inc.	69,516	12,286,953

		60,403,181

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	106,480	25,010,022
Kroger Co. (The)	749,727	21,824,553
Walmart, Inc.	526,233	49,418,541

		96,253,116

Health Care Equipment & Supplies — 2.1%
ABIOMED, Inc.*	81,096	36,472,926
Align Technology, Inc.*	19,598	7,667,130
Baxter International, Inc.	33,281	2,565,632
Intuitive Surgical, Inc.*	10,346	5,938,604
ResMed, Inc.	12,233	1,410,954

		54,055,246

Health Care Providers & Services — 8.4%
Aetna, Inc.	37,239	7,553,931
Anthem, Inc.	96,457	26,434,041
Centene Corp.*	202,339	29,294,640
Cigna Corp.	151,778	31,607,769
Express Scripts Holding Co.*	80,895	7,685,834
HCA Healthcare, Inc.	170,607	23,734,846
Humana, Inc.	121,703	41,198,900
McKesson Corp.	43,880	5,820,682
UnitedHealth Group, Inc.	145,684	38,757,771

		212,088,414

Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.*	2,579	1,172,207
Darden Restaurants, Inc.	146,963	16,340,816

		17,513,023

Household Durables — 0.6%
D.R. Horton, Inc.	346,434	14,612,586

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	19,014	3,163,930

Insurance — 2.8%
Aflac, Inc.	388,394	18,281,706
Allstate Corp. (The)	350,239	34,568,589
Everest Re Group Ltd.	5,837	1,333,579
Progressive Corp. (The)	40,408	2,870,584
Travelers Cos., Inc. (The)	104,301	13,528,883

		70,583,341

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.*	31,047	62,187,141

Internet Software & Services — 5.9%
Akamai Technologies, Inc.*	166,813	12,202,371
Alphabet, Inc. (Class A Stock)*	31,062	37,494,319
Alphabet, Inc. (Class C Stock)*	30,380	36,257,619
eBay, Inc.*	187,568	6,193,495
Facebook, Inc. (Class A Stock)*	346,973	57,063,180

		149,210,984

IT Services — 3.5%
Accenture PLC (Class A Stock)	3,567	607,103

A218

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	229,362	$17,695,278
DXC Technology Co.	144,068	13,473,239
International Business Machines Corp.	153,791	23,254,737
Mastercard, Inc. (Class A Stock)	73,053	16,262,328
PayPal Holdings, Inc.*	72,346	6,354,873
Total System Services, Inc.	118,837	11,733,965

		89,381,523

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	77,570	5,471,788

Machinery — 0.2%
Ingersoll-Rand PLC	43,368	4,436,546

Media — 0.2%
Twenty-First Century Fox, Inc. (Class A Stock)	118,841	5,505,904

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	1,213,641	16,893,883

Multiline Retail — 2.2%
Dollar General Corp.	10,123	1,106,444
Kohl’s Corp.(a)	178,476	13,305,386
Macy’s, Inc.	109,810	3,813,701
Target Corp.	414,844	36,593,389

		54,818,920

Oil, Gas & Consumable Fuels — 8.1%
Anadarko Petroleum Corp.	424,119	28,589,862
Chevron Corp.	104,475	12,775,203
ConocoPhillips	565,610	43,778,214
Marathon Oil Corp.	581,829	13,544,979
Marathon Petroleum Corp.	481,896	38,537,223
Occidental Petroleum Corp.	36,085	2,965,104
Phillips 66	161,290	18,180,609
Pioneer Natural Resources Co.	23,157	4,033,718
Valero Energy Corp.	370,488	42,143,010

		204,547,922

Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	433,260	26,896,781
Johnson & Johnson	194,301	26,846,569
Merck & Co., Inc.	500,217	35,485,394
Mylan NV*	67,260	2,461,716
Pfizer, Inc.	543,649	23,958,611
Zoetis, Inc.	149,476	13,686,023

		129,335,094

Professional Services — 0.5%
Robert Half International, Inc.	195,370	13,750,141

Road & Rail — 0.1%
Kansas City Southern	22,253	2,520,820

Semiconductors & Semiconductor Equipment — 6.2%
Applied Materials, Inc.	472,822	18,274,570
Broadcom, Inc.	5,087	1,255,116
Intel Corp.	1,128,885	53,384,972
Micron Technology, Inc.*	884,779	40,018,554
NVIDIA Corp.	81,849	23,001,206
Skyworks Solutions, Inc.	70,524	6,397,232

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	133,144	$14,285,020

		156,616,670

Software — 7.7%
Adobe Systems, Inc.*	189,752	51,223,552
Cadence Design Systems, Inc.*	154,677	7,009,962
Intuit, Inc.	83,451	18,976,757
Microsoft Corp.	1,017,146	116,330,987

		193,541,258

Specialty Retail — 7.5%
Best Buy Co., Inc.(a)	381,771	30,297,347
Foot Locker, Inc.(a)	769,743	39,241,498
Gap, Inc. (The)	401,536	11,584,314
Home Depot, Inc. (The)	101,177	20,958,816
Lowe’s Cos., Inc.	92,480	10,618,554
Ross Stores, Inc.	353,467	35,028,580
TJX Cos., Inc. (The)	370,006	41,448,072

		189,177,181

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	353,283	79,750,104
HP, Inc.	618,026	15,926,530
NetApp, Inc.	81,600	7,008,624
Seagate Technology PLC(a)	166,558	7,886,521

		110,571,779

Textiles, Apparel & Luxury Goods — 4.2%
Michael Kors Holdings Ltd.*	512,863	35,161,887
NIKE, Inc. (Class B Stock)	256,704	21,747,963
PVH Corp.	119,163	17,207,137
Ralph Lauren Corp.	193,530	26,620,052
VF Corp.	52,899	4,943,412

		105,680,451

TOTAL LONG-TERM INVESTMENTS
(cost $1,989,729,237)		2,453,256,510

SHORT-TERM INVESTMENTS — 5.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	70,991,449	70,991,449
PGIM Institutional Money Market Fund (cost $77,068,435; includes $76,968,853 of cash collateral for securities on loan)(b)(w)	77,057,213	77,064,919

TOTAL SHORT-TERM INVESTMENTS
(cost $148,059,884)		148,056,368

TOTAL INVESTMENTS — 102.9%
(cost $2,137,789,121)		2,601,312,878
Liabilities in excess of other assets(z) — (2.9)%		(74,204,520)

NET ASSETS — 100.0%		$2,527,108,358

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,726,809; cash collateral of $76,968,853 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

A219

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
335	S&P 500 E-Mini Index	Dec. 2018	$48,893,250	$171,228

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$2,010,000	$ —

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$123,944,370	$—	$—
Airlines	81,809,965	—	—
Banks	56,172,455	—	—
Biotechnology	30,726,311	—	—
Capital Markets	8,411,309	—	—
Chemicals	34,625,008	—	—
Commercial Services & Supplies	7,345,003	—	—
Communications Equipment	15,260,507	—	—
Consumer Finance	14,216,396	—	—
Containers & Packaging	268,491	—	—
Diversified Consumer Services	3,166,941	—	—
Diversified Financial Services	41,570,527	—	—
Electronic Equipment, Instruments & Components	13,418,385	—	—
Equity Real Estate Investment Trusts (REITs)	60,403,181	—	—
Food & Staples Retailing	96,253,116	—	—
Health Care Equipment & Supplies	54,055,246	—	—
Health Care Providers & Services	212,088,414	—	—
Hotels, Restaurants & Leisure	17,513,023	—	—
Household Durables	14,612,586	—	—
Industrial Conglomerates	3,163,930	—	—
Insurance	70,583,341	—	—
Internet & Direct Marketing Retail	62,187,141	—	—

A220

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Internet Software & Services	$149,210,984	$—	$—
IT Services	89,381,523	—	—
Life Sciences Tools & Services	5,471,788	—	—
Machinery	4,436,546	—	—
Media	5,505,904	—	—
Metals & Mining	16,893,883	—	—
Multiline Retail	54,818,920	—	—
Oil, Gas & Consumable Fuels	204,547,922	—	—
Pharmaceuticals	129,335,094	—	—
Professional Services	13,750,141	—	—
Road & Rail	2,520,820	—	—
Semiconductors & Semiconductor Equipment	156,616,670	—	—
Software	193,541,258	—	—
Specialty Retail	189,177,181	—	—
Technology Hardware, Storage & Peripherals	110,571,779	—	—
Textiles, Apparel & Luxury Goods	105,680,451	—	—
Affiliated Mutual Funds	148,056,368	—	—
Other Financial Instruments*
Futures Contracts	171,228	—	—

Total	$2,601,484,106	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contacts which are recorded at fair value.

A221

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.2%

AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	56,246,263	$606,334,714
AST AQR Emerging Markets Equity Portfolio*	715,435	8,392,049
AST AQR Large-Cap Portfolio*	40,296,687	805,127,797
AST BlackRock Low Duration Bond Portfolio*	5,651,131	60,919,192
AST BlackRock/Loomis Sayles Bond Portfolio*	23,868,769	321,512,324
AST ClearBridge Dividend Growth Portfolio* .	22,275,608	412,098,744
AST Goldman Sachs Global Income Portfolio*	27,044,468	285,860,024
AST Goldman Sachs Large-Cap Value Portfolio*	3,585,250	116,269,670
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,776,134	39,875,977
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	96,965,588
AST High Yield Portfolio*	7,845,627	81,359,148
AST Hotchkis & Wiley Large-Cap Value Portfolio*	10,934,144	340,598,592
AST International Growth Portfolio*	27,788,516	507,140,422
AST International Value Portfolio*	21,782,274	447,625,740
AST Jennison Large-Cap Growth Portfolio* .	7,605,950	279,062,303
AST Loomis Sayles Large-Cap Growth Portfolio*	7,997,656	440,430,916
AST MFS Growth Portfolio*	9,549,274	274,446,123
AST MFS Large-Cap Value Portfolio*	20,431,160	417,204,282
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	628,150	22,318,165
AST Parametric Emerging Markets Equity Portfolio*	459,026	4,245,988
AST PIMCO Dynamic Bond Fund*	10,816,625	103,515,103
AST Prudential Core Bond Portfolio*	70,873,823	854,738,305
AST QMA International Core Equity Portfolio*	18,795,986	234,010,022
AST QMA Large-Cap Portfolio*	39,894,642	815,446,489
AST Small-Cap Growth Opportunities Portfolio*	4,838,760	111,049,544
AST Small-Cap Growth Portfolio*	2,135,281	113,981,282
AST Small-Cap Value Portfolio*	3,152,699	93,572,104
AST T. Rowe Price Large-Cap Growth Portfolio*	8,447,369	349,467,658
AST T. Rowe Price Large-Cap Value Portfolio*	21,518,678	335,261,001
AST Templeton Global Bond Portfolio*	23,137	253,587
AST WEDGE Capital Mid-Cap Value Portfolio*	859,672	22,583,592
AST Wellington Management Global Bond Portfolio*	66,540,972	711,988,402
AST Western Asset Core Plus Bond Portfolio*	54,917,325	681,524,000
AST Western Asset Emerging Markets Debt Portfolio*	1,162,856	12,535,583

TOTAL AFFILIATED MUTUAL FUNDS
(cost $7,878,203,027)(w)		10,007,714,430

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $7,878,203,027)		$10,007,714,430

SHORT-TERM INVESTMENTS —10.4%

AFFILIATED MUTUAL FUND — 10.1%
PGIM Core Ultra Short Bond Fund (cost $1,141,028,020)	1,141,028,020	1,141,028,020

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.3%
U.S. Treasury Bills
2.128%	12/20/18(k)	31,200	31,052,407

(cost $31,052,493)

TOTAL SHORT-TERM INVESTMENTS
(cost $1,172,080,513)			1,172,080,427

TOTAL INVESTMENTS — 99.6%
(cost $9,050,283,540)			11,179,794,857
Other assets in excess of liabilities(z) — 0.4%			41,590,756

NET ASSETS — 100.0%			$11,221,385,613

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A222

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
100	CAC40 10 Euro	Oct. 2018	$6,373,579	$196,798
1,114	2 Year U.S. Treasury Notes	Dec. 2018	234,758,096	(638,034)
1,585	10 Year U.S. Treasury Notes	Dec. 2018	188,268,281	(2,296,953)
20	DAX Index	Dec. 2018	7,106,491	103,913
852	Euro STOXX 50 Index	Dec. 2018	33,504,673	640,221
126	FTSE 100 Index	Dec. 2018	12,295,026	374,443
575	Mini MSCI EAFE Index	Dec. 2018	56,795,625	806,437
642	Russell 2000 E-Mini Index	Dec. 2018	54,595,680	(898,800)
1,754	S&P 500 E-Mini Index	Dec. 2018	255,996,300	1,998,869
250	S&P 500 Index	Dec. 2018	182,437,500	1,434,101
337	TOPIX Index	Dec. 2018	53,907,543	4,167,268

				$5,888,263

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$169,920	$31,052,407

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,148,742,450	$—	$—
U.S. Treasury Obligation	—	31,052,407	—
Other Financial Instruments*
Futures Contracts	5,888,263	—	—

Total	$11,154,630,713	$31,052,407	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A223

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 81.1%
COMMON STOCKS — 36.7%
Aerospace & Defense — 0.4%
Boeing Co. (The)	6,457	$2,401,359
Bombardier, Inc. (Canada) (Class B Stock)*	7,209	25,674
CAE, Inc. (Canada)	5,083	103,183
Curtiss-Wright Corp.	2,762	379,554
Dassault Aviation SA (France)	43	79,726
General Dynamics Corp.	5,744	1,175,912
Lockheed Martin Corp.	4,368	1,511,153
MTU Aero Engines AG (Germany)	6,830	1,537,107
Northrop Grumman Corp.	1,260	399,886
Raytheon Co.	10,236	2,115,372
Rockwell Collins, Inc.	1,846	259,308
Thales SA (France)	5,194	738,058

		10,726,292

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	607	59,437
Deutsche Post AG (Germany)	17,094	608,595
FedEx Corp.	9,597	2,310,861
Royal Mail PLC (United Kingdom)	69,282	430,317
SG Holdings Co. Ltd. (Japan)	2,000	52,409
Sinotrans Ltd. (China) (Class H Stock)	39,000	15,877
United Parcel Service, Inc. (Class B Stock)	11,634	1,358,270

		4,835,766

Airlines — 0.2%
ANA Holdings, Inc. (Japan)	6,900	240,934
China Eastern Airlines Corp. Ltd. (China) (Class H Stock)	24,000	15,428
Delta Air Lines, Inc.	6,234	360,512
Deutsche Lufthansa AG (Germany)	72,326	1,777,584
easyJet PLC (United Kingdom)	752	12,883
International Consolidated Airlines Group SA (United Kingdom)	1,238	10,640
Japan Airlines Co. Ltd. (Japan)	19,200	688,856
Qantas Airways Ltd. (Australia)	421,355	1,795,855
Southwest Airlines Co.	6,532	407,923
United Continental Holdings, Inc.*	6,161	548,699

		5,859,314

Auto Components — 0.5%
Aptiv PLC	6,873	576,645
Autoliv, Inc. (Sweden)(a)	5,124	444,148
Balkrishna Industries Ltd. (India)	759	10,687
Bharat Forge Ltd. (India)	1,251	10,359
BorgWarner, Inc.	16,921	723,880
Bridgestone Corp. (Japan)	31,000	1,168,926
Cie Generale des Etablissements Michelin SCA (France)	3,886	464,179
Continental AG (Germany)	5,778	1,004,132
Faurecia SA (France)	30,695	1,846,886
Goodyear Tire & Rubber Co. (The)	10,350	242,087
Hyundai Mobis Co. Ltd. (South Korea)	98	20,110
Lear Corp.	5,857	849,265
Linamar Corp. (Canada)	17,422	802,681
Magna International, Inc. (Canada)	62,477	3,281,898
Motherson Sumi Systems Ltd. (India)	2,650	9,407
Nexteer Automotive Group Ltd. (China)	7,000	11,108
Sumitomo Electric Industries Ltd. (Japan)	14,500	227,359

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Sumitomo Rubber Industries Ltd. (Japan)	15,000	$224,685
Toyota Boshoku Corp. (Japan)	1,500	27,983
TS Tech Co. Ltd. (Japan)	200	6,894
UCI International Holdings, Inc.*^	30,714	502,942
Yokohama Rubber Co. Ltd. (The) (Japan)	2,700	58,124

		12,514,385

Automobiles — 0.4%
Astra International Tbk PT (Indonesia)	66,500	32,847
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	52,500	42,180
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	34,000	34,990
Ferrari NV (Italy)	13,826	1,894,093
Fiat Chrysler Automobiles NV (United Kingdom)*	784	13,706
Ford Motor Co.	118,884	1,099,677
General Motors Co.	71,968	2,423,163
Harley-Davidson, Inc.	7,326	331,868
Hero MotoCorp Ltd. (India)	1,271	51,386
Honda Motor Co. Ltd. (Japan)	2,500	75,647
Kia Motors Corp. (South Korea)	6,656	210,342
Mahindra & Mahindra Ltd. (India)	2,507	29,795
Mitsubishi Motors Corp. (Japan)	26,000	183,329
Peugeot SA (France)	33,741	909,943
Subaru Corp. (Japan)	7,100	217,040
Suzuki Motor Corp. (Japan)	5,900	337,654
Tesla, Inc.*(a)	2,937	777,629
Toyota Motor Corp. (Japan)	17,100	1,067,559

		9,732,848

Banks — 2.8%
Absa Group Ltd. (South Africa)	5,183	55,635
Akbank T.A.S. (Turkey)	51,700	59,336
Aozora Bank Ltd. (Japan)	4,300	153,337
Australia & New Zealand Banking Group Ltd. (Australia)	20,915	425,912
Banco Bilbao Vizcaya Argentaria SA (Spain)	263,113	1,672,458
Banco Bradesco SA (Brazil)	4,961	31,374
Banco Santander Brasil SA (Brazil), UTS	1,200	10,593
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) (Class B Stock)	4,600	7,192
Bank Central Asia Tbk PT (Indonesia)	232,600	377,284
Bank Hapoalim BM (Israel)	7,763	55,568
Bank Leumi Le-Israel BM (Israel)	21,595	142,445
Bank Mandiri Persero Tbk PT (Indonesia)	312,200	140,994
Bank Negara Indonesia Persero Tbk PT (Indonesia)	216,100	107,321
Bank of America Corp.	175,030	5,156,384
Bank of China Ltd. (China) (Class H Stock)	1,683,000	747,907
Bank of Communications Co. Ltd. (China) (Class H Stock)	191,000	142,986
Bank of East Asia Ltd. (The) (Hong Kong)	25,200	93,841
Bank of Montreal (Canada)	12,418	1,024,282
Bank of Nova Scotia (The) (Canada)	49,589	2,955,798
Bank Polska Kasa Opieki SA (Poland)	13,001	374,305
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	277,300	58,762

A224

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom)	62,140	$138,977
BB&T Corp.	9,677	469,722
BOC Hong Kong Holdings Ltd. (China)	127,500	605,371
CaixaBank SA (Spain)	49,892	227,658
Canadian Imperial Bank of Commerce (Canada)(a)	8,686	813,895
Chiba Bank Ltd. (The) (Japan)	9,100	61,948
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	171,000	109,318
China Construction Bank Corp. (China) (Class H Stock)	745,000	650,416
China Everbright Bank Co. Ltd. (China) (Class H Stock)	81,000	35,871
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	86,300	64,072
Chugoku Bank Ltd. (The) (Japan)	800	8,131
CIT Group, Inc.	7,068	364,779
Citigroup, Inc.	44,603	3,199,819
Citizens Financial Group, Inc.	49,806	1,921,017
Comerica, Inc.	2,364	213,233
Commonwealth Bank of Australia (Australia)	4,760	245,580
Concordia Financial Group Ltd. (Japan)	3,600	17,634
CTBC Financial Holding Co. Ltd. (Taiwan)	650,680	490,028
Danske Bank A/S (Denmark)	9,834	258,201
DBS Group Holdings Ltd. (Singapore)	18,300	349,171
DNB ASA (Norway)	62,620	1,313,764
East West Bancorp, Inc.	7,515	453,681
Erste Group Bank AG (Austria)*	1,557	64,637
Fifth Third Bancorp	11,967	334,119
FinecoBank Banca Fineco SpA (Italy)	1,928	25,763
First Financial Holding Co. Ltd. (Taiwan)	37,639	25,630
First Hawaiian, Inc.	4,321	117,358
First Republic Bank(a)	15,953	1,531,488
Fukuoka Financial Group, Inc. (Japan)	2,200	60,374
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	23,400	169,279
Hachijuni Bank Ltd. (The) (Japan)	3,200	14,631
Hana Financial Group, Inc. (South Korea)	2,762	110,818
HSBC Holdings PLC (United Kingdom)	382,501	3,334,562
IndusInd Bank Ltd. (India)	3,777	88,051
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	851,000	621,317
Industrial Bank of Korea (South Korea)	7,230	99,344
ING Groep NV (Netherlands)	12,400	160,674
Japan Post Bank Co. Ltd. (Japan)	29,300	345,957
JPMorgan Chase & Co.	66,649	7,520,673
KB Financial Group, Inc. (South Korea)	1,367	66,755
KeyCorp	26,377	524,639
Komercni banka A/S (Czech Republic)	530	21,756
Kotak Mahindra Bank Ltd. (India)	7,056	111,016
Kyushu Financial Group, Inc. (Japan)	2,700	12,811
Lloyds Banking Group PLC (United Kingdom)	30,417	23,432
M&T Bank Corp.	859	141,340
Mediobanca Banca di Credito Finanziario SpA (Italy)	84,704	843,103
Metropolitan Bank & Trust Co. (Philippines)	19,185	23,792
Mitsubishi UFJ Financial Group, Inc. (Japan)	215,600	1,339,861

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Mizuho Financial Group, Inc. (Japan)	436,300	$759,903
Nedbank Group Ltd. (South Africa)	2,013	37,615
Nordea Bank AB (Sweden)	44,099	480,445
OTP Bank Nyrt (Hungary)	7,826	290,224
Oversea-Chinese Banking Corp. Ltd. (Singapore)	32,000	267,564
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	17,000	10,696
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	2,332	27,059
Regions Financial Corp.	21,209	389,185
Resona Holdings, Inc. (Japan)(a)	347,900	1,947,539
Royal Bank of Canada (Canada)	50,165	4,021,277
Royal Bank of Scotland Group PLC (United Kingdom)	186,125	603,989
Santander Bank Polska SA (Poland)	431	43,775
Shinhan Financial Group Co. Ltd. (South Korea)	5,164	209,529
Shizuoka Bank Ltd. (The) (Japan)	7,800	69,758
Signature Bank	2,451	281,473
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	87,510	976,195
Standard Bank Group Ltd. (South Africa)	24,993	308,970
Standard Chartered PLC (United Kingdom)	72,162	597,708
Sumitomo Mitsui Financial Group, Inc. (Japan)	79,400	3,198,040
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	6,800	279,013
SunTrust Banks, Inc.	8,435	563,374
Suruga Bank Ltd. (Japan)	33,000	164,190
SVB Financial Group*	920	285,964
Svenska Handelsbanken AB (Sweden) (Class A Stock)	16,793	211,968
Swedbank AB (Sweden) (Class A Stock)	13,242	327,842
Thanachart Capital PCL (Thailand), NVDR	8,400	13,965
Toronto-Dominion Bank (The) (Canada)	72,748	4,420,695
Turkiye Garanti Bankasi A/S (Turkey)	189,028	242,218
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	212,002	155,536
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	28,982	18,187
U.S. Bancorp	18,701	987,600
UniCredit SpA (Italy)	9,406	141,295
United Overseas Bank Ltd. (Singapore)	13,600	269,407
Wells Fargo & Co.	72,304	3,800,298
Westpac Banking Corp. (Australia)	2,398	48,420
Yamaguchi Financial Group, Inc. (Japan)	7,800	84,831
Yes Bank Ltd. (India)	21,656	54,882

		70,129,809

Beverages — 0.6%
Ambev SA (Brazil)	90,900	414,149
Asahi Group Holdings Ltd. (Japan)	6,700	290,394
Carlsberg A/S (Denmark) (Class B Stock)	4,297	515,504
Coca-Cola Amatil Ltd. (Australia)	40,017	282,162
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	2,600	69,432
Coca-Cola European Partners PLC (United Kingdom)	11,551	525,224

A225

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	4,600	$28,127
Constellation Brands, Inc. (Class A Stock)	213	45,927
Diageo PLC (United Kingdom)	84,305	2,984,197
Fevertree Drinks PLC (United Kingdom)	3,646	171,031
Fomento Economico Mexicano SAB de CV (Mexico), UTS	12,700	125,643
Fraser & Neave Holdings Bhd (Malaysia)	2,300	20,972
Heineken Holding NV (Netherlands)	10,400	941,256
Heineken NV (Netherlands)	8,800	823,999
Kirin Holdings Co. Ltd. (Japan)	83,600	2,139,214
Monster Beverage Corp.*	7,918	461,461
PepsiCo, Inc.	36,634	4,095,681
Pernod Ricard SA (France)	7,478	1,226,923
Treasury Wine Estates Ltd. (Australia)	64,842	818,826
United Breweries Ltd. (India)	634	11,879
United Spirits Ltd. (India)*	23,465	166,572

		16,158,573

Biotechnology — 1.0%
3SBio, Inc. (China), 144A	12,500	21,002
AbbVie, Inc.	49,691	4,699,774
Alkermes PLC*	349	14,812
Alnylam Pharmaceuticals, Inc.*	907	79,381
Amgen, Inc.	22,530	4,670,244
Biogen, Inc.*	4,313	1,523,826
Celgene Corp.*	32,302	2,890,706
Celltrion, Inc. (South Korea)*	829	222,365
CSL Ltd. (Australia)	10,726	1,560,486
Genmab A/S (Denmark)*	621	97,785
Gilead Sciences, Inc.	56,782	4,384,138
Grifols SA (Spain)	2,765	77,816
Incyte Corp.*	3,026	209,036
Medy-Tox, Inc. (South Korea)	38	21,257
Regeneron Pharmaceuticals, Inc.*	303	122,424
Shire PLC	11,833	712,689
SillaJen, Inc. (South Korea)*	489	45,243
TaiMed Biologics, Inc. (Taiwan)*	1,000	6,194
United Therapeutics Corp.*	2,725	348,473
Vertex Pharmaceuticals, Inc.*	12,159	2,343,526
ViroMed Co. Ltd. (South Korea)*	136	29,652

		24,080,829

Building Products — 0.2%
Aica Kogyo Co. Ltd. (Japan)	600	24,225
Cie de Saint-Gobain (France)	48,854	2,106,565
Fortune Brands Home & Security, Inc.	38,069	1,993,293
Sanwa Holdings Corp. (Japan)	800	9,518

		4,133,601

Capital Markets — 0.8%
Affiliated Managers Group, Inc.	2,077	283,967
Ameriprise Financial, Inc.	6,827	1,008,075
Ashmore Group PLC (United Kingdom)	12,700	60,360
B3 SA - Brasil Bolsa Balcao (Brazil)	11,804	68,394
Charles Schwab Corp. (The)	54,141	2,661,030
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	280,000	70,808
China Everbright Ltd. (China)	14,000	25,081

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	55,500	$25,873
CITIC Securities Co. Ltd. (China) (Class H Stock)	27,000	47,944
Close Brothers Group PLC (United Kingdom)	3,713	76,539
CME Group, Inc.	4,355	741,265
Daiwa Securities Group, Inc. (Japan)(a)	60,700	368,802
Deutsche Boerse AG (Germany)	7,592	1,015,585
E*TRADE Financial Corp.*	2,457	128,722
Edelweiss Financial Services Ltd. (India)	5,526	14,453
GF Securities Co. Ltd. (China) (Class H Stock)	10,600	13,589
Goldman Sachs Group, Inc. (The)	4,496	1,008,183
Guotai Junan Securities Co. Ltd. (China) (Class H Stock), 144A	61,000	125,982
Haitong Securities Co. Ltd. (China) (Class H Stock)	25,200	22,894
Hargreaves Lansdown PLC (United Kingdom)	8,148	237,311
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	12,000	342,907
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A*	16,800	24,069
IG Group Holdings PLC (United Kingdom)	14,604	120,716
Intercontinental Exchange, Inc.	3,354	251,181
Investec Ltd. (South Africa)	11,346	79,713
Investec PLC (South Africa)	28,368	199,730
Jafco Co. Ltd. (Japan)	400	15,543
Japan Exchange Group, Inc. (Japan)	9,400	163,515
Jupiter Fund Management PLC (United Kingdom)	15,979	84,402
Macquarie Group Ltd. (Australia)	6,430	584,220
Man Group PLC (United Kingdom)	76,655	176,354
Moelis & Co. (Class A Stock)	15,424	845,235
Morgan Stanley	81,127	3,778,084
MSCI, Inc.	1,713	303,903
NH Investment & Securities Co. Ltd. (South Korea)	5,622	72,438
Nomura Holdings, Inc. (Japan)	29,900	142,172
Raymond James Financial, Inc.	422	38,845
Reinet Investments SCA (Luxembourg)	887	16,503
S&P Global, Inc.	11,389	2,225,297
SBI Holdings, Inc. (Japan)	4,100	127,244
SEI Investments Co.	2,084	127,332
Singapore Exchange Ltd. (Singapore)	22,800	122,941
St. James’s Place PLC (United Kingdom)	9,927	148,057
T. Rowe Price Group, Inc.	855	93,349
TD Ameritrade Holding Corp.	4,925	260,188
Thomson Reuters Corp. (Canada)	1,869	85,285
UBS Group AG (Switzerland)*	17,748	278,909
Yuanta Financial Holding Co. Ltd. (Taiwan)	415,000	218,801

		18,931,790

Chemicals — 1.8%
Advanced Emissions Solutions, Inc.	2,840	33,966
Air Products & Chemicals, Inc.	12,843	2,145,423
Akzo Nobel NV (Netherlands)	2,593	241,938
Albemarle Corp.(a)	11,682	1,165,630

A226

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Arkema SA (France)	13,701	$1,697,669
Asahi Kasei Corp. (Japan)	23,700	359,309
Axalta Coating Systems Ltd.*	29,900	871,883
BASF SE (Germany)	20,492	1,820,356
Celanese Corp. (Class A Stock)	25,029	2,853,305
CF Industries Holdings, Inc.	7,942	432,362
Chemours Co. (The)	17,777	701,125
Covestro AG (Germany), 144A	13,078	1,059,909
Croda International PLC (United Kingdom)	5,674	384,349
Daicel Corp. (Japan)	18,300	212,209
DowDuPont, Inc.	39,440	2,536,386
Eastman Chemical Co.	11,075	1,060,099
Ecolab, Inc.	25,973	4,072,047
Evonik Industries AG (Germany)	19,277	688,578
Frutarom Industries Ltd. (Israel)	3,860	399,219
Hanwha Chemical Corp. (South Korea)	993	17,302
Hexpol AB (Sweden)	1,059	11,652
Huntsman Corp.	10,920	297,352
International Flavors & Fragrances, Inc.	2,832	393,988
Israel Chemicals Ltd. (Israel)	77,938	471,622
Johnson Matthey PLC (United Kingdom)	1,284	59,584
Kaneka Corp. (Japan)	200	9,233
Koninklijke DSM NV (Netherlands)	25,234	2,666,295
Lotte Chemical Titan Holding Bhd (Malaysia), 144A	12,500	15,224
LyondellBasell Industries NV (Class A Stock)	14,687	1,505,564
Methanex Corp. (Canada)	8,321	656,841
Mexichem SAB de CV (Mexico)	19,787	67,744
Mitsubishi Chemical Holdings Corp. (Japan) .	206,400	1,969,614
Mitsubishi Gas Chemical Co., Inc. (Japan)	10,900	231,255
Mitsui Chemicals, Inc. (Japan)	4,300	107,285
Nippon Kayaku Co. Ltd. (Japan)	4,300	51,076
Nitto Denko Corp. (Japan)	4,100	307,698
Nutrien Ltd. (Canada)(a)	16,286	940,355
Pidilite Industries Ltd. (India)	3,105	44,765
Platform Specialty Products Corp.*	103,455	1,290,084
PPG Industries, Inc.(a)	25,176	2,747,457
PTT Global Chemical PCL (Thailand), NVDR	97,300	244,556
Sherwin-Williams Co. (The)	7,497	3,412,709
Shin-Etsu Chemical Co. Ltd. (Japan)	17,300	1,532,781
Showa Denko KK (Japan)	4,300	237,217
Sika AG (Switzerland)	1,082	157,232
Sumitomo Chemical Co. Ltd. (Japan)	135,000	788,810
Teijin Ltd. (Japan)	10,600	203,139
Tokai Carbon Co. Ltd. (Japan)(a)	3,900	76,527
Tosoh Corp. (Japan)	19,800	304,320
UPL Ltd. (India)	1,946	17,829
Westlake Chemical Corp.(a)	442	36,735
WR Grace & Co.	5,448	389,314
Zeon Corp. (Japan)	10,500	110,356

		44,109,277

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	32,779	258,505
Cintas Corp.	4,201	831,000
Clean Harbors, Inc.*	8,568	613,297
Copart, Inc.*	2,942	151,601

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Dai Nippon Printing Co. Ltd. (Japan)	4,600	$106,864
G4S PLC (United Kingdom)	10,077	31,789
ISS A/S (Denmark)	2,833	99,542
IWG PLC (Switzerland)	58,751	185,881
Loomis AB (Sweden) (Class B Stock)	3,328	107,094
Rentokil Initial PLC (United Kingdom)	21,231	88,025
Secom Co. Ltd. (Japan)	600	48,919
Societe BIC SA (France)	2,358	215,795
Toppan Printing Co. Ltd. (Japan)	8,500	136,345
Waste Management, Inc.	6,377	576,226

		3,450,883

Communications Equipment — 0.2%
Arista Networks, Inc.*	362	96,241
BYD Electronic International Co. Ltd. (China)	7,500	11,048
Cisco Systems, Inc.	78,238	3,806,279
Motorola Solutions, Inc.	1,913	248,958
Palo Alto Networks, Inc.*	2,656	598,291
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	10,175	89,945
VTech Holdings Ltd. (Hong Kong)	2,500	28,900

		4,879,662

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	13,765	585,388
China Communications Construction Co. Ltd. (China) (Class H Stock)	103,000	105,113
China Railway Construction Corp. Ltd. (China) (Class H Stock)	24,500	33,038
China Railway Group Ltd. (China) (Class H Stock)	80,000	79,244
CIMIC Group Ltd. (Australia)	13,404	497,308
Fluor Corp.	34,625	2,011,713
HDC Holdings Co. Ltd. (South Korea)	390	8,041
HOCHTIEF AG (Germany)	11,271	1,869,914
Jacobs Engineering Group, Inc.	29,528	2,258,892
Kajima Corp. (Japan)	5,000	72,499
KEC International Ltd. (India)	2,182	8,906
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	222,000	62,382
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	27,000	30,848
Taisei Corp. (Japan)	3,800	172,884
Tekfen Holding A/S (Turkey)	2,660	9,549
WSP Global, Inc. (Canada)	815	44,604

		7,850,323

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	21,500	129,577
BBMG Corp. (China) (Class H Stock)	94,000	32,155
Cemex SAB de CV (Mexico), UTS*	90,500	63,689
China Resources Cement Holdings Ltd. (China)	40,000	46,576
CRH PLC (Ireland)	15,047	491,458
CSR Ltd. (Australia)	4,067	11,071
HeidelbergCement AG (Germany)	6,685	521,908

A227

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
James Hardie Industries PLC (Ireland)	6,614	$100,088
LafargeHolcim Ltd. (Switzerland)*	6,679	328,764
Martin Marietta Materials, Inc.	3,316	603,346
Semen Indonesia Persero Tbk PT (Indonesia)	34,600	23,077
UltraTech Cement Ltd. (India)	620	34,676
Vulcan Materials Co.	10,525	1,170,380
Wienerberger AG (Austria)	1,835	45,881

		3,602,646

Consumer Finance — 0.3%
Acom Co. Ltd. (Japan)	3,100	12,478
Ally Financial, Inc.	3,443	91,067
American Express Co.	27,809	2,961,380
Capital One Financial Corp.	18,036	1,712,158
Cembra Money Bank AG (Switzerland)	143	12,906
Discover Financial Services	11,968	914,954
Green Dot Corp. (Class A Stock)*	3,120	277,118
OneMain Holdings, Inc.*	3,330	111,921
Synchrony Financial	10,725	333,333

		6,427,315

Containers & Packaging — 0.1%
Avery Dennison Corp.	3,732	404,362
Ball Corp.	3,508	154,317
CCL Industries, Inc. (Canada) (Class B Stock)	19,706	888,231
Crown Holdings, Inc.*	14,405	691,440
Packaging Corp. of America	3,759	412,325
Rengo Co. Ltd. (Japan)	3,500	29,863
Smurfit Kappa Group PLC (Ireland)	5,064	200,248
WestRock Co.	5,768	308,242

		3,089,028

Distributors — 0.0%
Imperial Holdings Ltd. (South Africa)	2,273	28,174
Inchcape PLC (United Kingdom)	34,489	300,653

		328,827

Diversified Consumer Services — 0.0%
Estacio Participacoes SA (Brazil)	1,900	11,762
H&R Block, Inc.	30,081	774,586

		786,348

Diversified Financial Services — 0.3%
Aker ASA (Norway) (Class A Stock)	149	13,438
Ayala Corp. (Philippines)	2,120	36,310
Berkshire Hathaway, Inc. (Class B Stock)*	15,688	3,358,957
FirstRand Ltd. (South Africa)	38,290	183,731
Fubon Financial Holding Co. Ltd. (Taiwan)	370,000	627,593
Groupe Bruxelles Lambert SA (Belgium)	2,533	265,225
Haci Omer Sabanci Holding A/S (Turkey)	14,363	18,175
Investor AB (Sweden) (Class B Stock)	1,583	73,047
ORIX Corp. (Japan)(a)	95,200	1,537,175
Remgro Ltd. (South Africa)	7,712	107,528
RMB Holdings Ltd. (South Africa)	11,625	64,985
Standard Life Aberdeen PLC (United Kingdom)	32,358	128,619
Tokyo Century Corp. (Japan)	500	31,036

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Voya Financial, Inc.	8,805	$437,344

		6,883,163

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	77,975	2,618,401
BCE, Inc. (Canada)	1,924	77,949
CenturyLink, Inc.(a)	20,942	443,970
China Telecom Corp. Ltd. (China) (Class H Stock)	180,000	89,488
Deutsche Telekom AG (Germany)	62,142	1,000,777
Koninklijke KPN NV (Netherlands)	722,916	1,901,733
KT Corp. (South Korea)	38	1,033
LG Uplus Corp. (South Korea)	889	14,673
Nippon Telegraph & Telephone Corp. (Japan)	29,700	1,335,815
Sunrise Communications Group AG (Switzerland), 144A*	148	13,376
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	289,600	70,667
Telenor ASA (Norway)	76,633	1,494,136
True Corp. PCL (Thailand), NVDR	1,838,500	344,343
Verizon Communications, Inc.	16,342	872,499
Zayo Group Holdings, Inc.*	10,031	348,276

		10,627,136

Electric Utilities — 0.3%
CEZ A/S (Czech Republic)	2,943	75,050
Chubu Electric Power Co., Inc. (Japan)	39,700	600,047
Chugoku Electric Power Co., Inc. (The) (Japan)	2,000	25,690
CLP Holdings Ltd. (Hong Kong)	93,000	1,088,674
Endesa SA (Spain)	1,611	34,823
Energisa SA (Brazil), UTS	1,100	8,348
Enerjisa Enerji A/S (Turkey), 144A	7,212	6,322
Equatorial Energia SA (Brazil)	1,100	15,621
Evergy, Inc.	19,329	1,061,549
Eversource Energy	20,646	1,268,490
Fortis, Inc. (Canada)	7,105	230,370
Fortum OYJ (Finland)	13,326	334,131
Inter RAO UES PJSC (Russia)	315,000	19,583
Kansai Electric Power Co., Inc. (The) (Japan)	16,900	254,655
Kyushu Electric Power Co., Inc. (Japan)	3,000	36,190
OGE Energy Corp.	1,138	41,332
PGE Polska Grupa Energetyczna SA (Poland)*	14,928	38,551
Pinnacle West Capital Corp.	10,780	853,560
Portland General Electric Co.	5,480	249,943
Power Assets Holdings Ltd. (Hong Kong)	14,500	100,895
Red Electrica Corp. SA (Spain)	4,357	91,213
Shikoku Electric Power Co., Inc. (Japan)	1,900	24,754
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	30,400	149,157
Verbund AG (Austria)	2,334	114,622

		6,723,570

Electrical Equipment — 0.1%
AMETEK, Inc.	17,415	1,377,875
Eaton Corp. PLC	3,384	293,494

A228

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	5,393	$1,011,295
Schneider Electric SE (France)	873	70,308
Xinjiang Goldwind Science & Technology Co. Ltd. (China) (Class H Stock)	15,800	16,993

		2,769,965

Electronic Equipment, Instruments & Components — 0.2%
AU Optronics Corp. (Taiwan)	98,000	41,375
CDW Corp.	6,181	549,615
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	48,000	34,011
Citizen Watch Co. Ltd. (Japan)	1,600	10,537
Dolby Laboratories, Inc. (Class A Stock)	3,427	239,787
Electrocomponents PLC (United Kingdom)	7,932	74,208
Hitachi Ltd. (Japan)	37,400	1,270,011
Jenoptik AG (Germany)	363	13,339
Kingboard Laminates Holdings Ltd. (Hong Kong)	19,000	16,854
Samsung Electro-Mechanics Co. Ltd. (South Korea)	602	75,587
Simplo Technology Co. Ltd. (Taiwan)	2,400	16,480
Spectris PLC (United Kingdom)	2,898	89,578
TE Connectivity Ltd.	10,780	947,885
Venture Corp. Ltd. (Singapore)	9,900	127,533
WPG Holdings Ltd. (Taiwan)	36,000	44,727
Zebra Technologies Corp. (Class A Stock)*	1,135	200,702

		3,752,229

Energy Equipment & Services — 0.2%
Aker Solutions ASA (Norway)*	1,808	12,828
Halliburton Co.	32,017	1,297,649
Helmerich & Payne, Inc.	1,792	123,236
John Wood Group PLC (United Kingdom)	24,017	241,654
Petrofac Ltd. (United Kingdom)	49,997	422,142
Petroleum Geo-Services ASA (Norway)*	14,517	65,146
Saipem SpA (Italy)*	3,627	22,327
TechnipFMC PLC (United Kingdom)	13,700	428,125
TGS Nopec Geophysical Co. ASA (Norway) .	31,187	1,266,834

		3,879,941

Equity Real Estate Investment Trusts (REITs) — 0.4%
British Land Co. PLC (The) (United Kingdom)	14,541	117,030
Fibra Uno Administracion SA de CV (Mexico)	8,600	11,374
Gaming and Leisure Properties, Inc.	10,260	361,665
Growthpoint Properties Ltd. (South Africa)	22,680	37,218
Highwoods Properties, Inc.	1,541	72,828
Host Hotels & Resorts, Inc.	35,982	759,220
Klepierre SA (France)	4,500	159,433
Outfront Media, Inc.	5,892	117,545
Park Hotels & Resorts, Inc.(a)	9,397	308,410
Prologis, Inc.	30,855	2,091,660
Realty Income Corp.	38,286	2,178,091
Redefine Properties Ltd. (South Africa)	41,093	29,102
Simon Property Group, Inc.	14,687	2,595,927
SL Green Realty Corp.	915	89,240
Stockland (Australia)	74,039	222,579

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Suntec Real Estate Investment Trust (Singapore)	10,900	$15,408
Weyerhaeuser Co.	53,042	1,711,665

		10,878,395

Food & Staples Retailing — 0.4%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	6,180	309,132
BIM Birlesik Magazalar A/S (Turkey)	535	7,210
Clicks Group Ltd. (South Africa)	1,507	18,665
Costco Wholesale Corp.	7,712	1,811,395
Dairy Farm International Holdings Ltd. (Hong Kong)	4,300	38,722
Kesko OYJ (Finland) (Class B Stock)	8,985	487,193
Koninklijke Ahold Delhaize NV (Netherlands)	68,420	1,563,888
Magnit PJSC (Russia), GDR	3,113	43,794
Seven & i Holdings Co. Ltd. (Japan)	11,100	494,109
SPAR Group Ltd. (The) (South Africa)	2,467	32,125
Wal-Mart de Mexico SAB de CV (Mexico)	573,600	1,740,049
Walmart, Inc.	31,746	2,981,267
Wm Morrison Supermarkets PLC (United Kingdom)	266,548	900,224

		10,427,773

Food Products — 1.0%
a2 Milk Co. Ltd. (New Zealand)*	18,632	138,979
Ajinomoto Co., Inc. (Japan)	13,800	236,743
Archer-Daniels-Midland Co.	49,206	2,473,586
Associated British Foods PLC (United Kingdom)	34,376	1,025,096
Barry Callebaut AG (Switzerland)	170	320,846
Campbell Soup Co.(a)	12,903	472,637
China Agri-Industries Holdings Ltd. (China)	32,000	12,348
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	24	167,972
Conagra Brands, Inc.	29,561	1,004,187
Dali Foods Group Co. Ltd. (China), 144A	82,500	59,691
Danone SA (France)	3,036	235,050
General Mills, Inc.	23,068	990,079
Gruma SAB de CV (Mexico) (Class B Stock)	4,480	56,954
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	14,200	30,214
Hershey Co. (The)(a)	30,055	3,065,610
Hormel Foods Corp.(a)	10,671	420,437
J.M. Smucker Co. (The)	5,659	580,670
JBS SA.	172,941	400,391
Kellogg Co.	11,889	832,468
Kikkoman Corp. (Japan)	13,200	785,341
Kraft Heinz Co. (The)	17,193	947,506
Lamb Weston Holdings, Inc.	945	62,937
MEIJI Holdings Co. Ltd. (Japan)	4,200	281,967
Mondelez International, Inc. (Class A Stock)	18,617	799,786
Nestle SA (Switzerland)	60,031	5,000,531
Nissin Foods Holdings Co. Ltd. (Japan)	1,300	89,349
QL Resources Bhd (Malaysia)	5,300	8,751
Saputo, Inc. (Canada)	10,225	304,142
Suedzucker AG (Germany)(a)	39,271	522,288
Tata Global Beverages Ltd. (India)	7,031	22,644

A229

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Tate & Lyle PLC (United Kingdom)	14,270	$126,980
Toyo Suisan Kaisha Ltd. (Japan)	1,700	65,850
Tyson Foods, Inc. (Class A Stock)	21,321	1,269,239
Uni-President China Holdings Ltd. (China)	27,000	28,821
Uni-President Enterprises Corp. (Taiwan)	287,000	749,239
Universal Robina Corp. (Philippines)	6,730	17,990
WH Group Ltd. (Hong Kong), 144A	496,500	349,232
Yakult Honsha Co. Ltd. (Japan)	300	24,566
Yamazaki Baking Co. Ltd. (Japan)	10,800	216,183

		24,197,300

Gas Utilities — 0.0%
ENN Energy Holdings Ltd. (China)	2,000	17,340
Hong Kong & China Gas Co. Ltd. (Hong Kong)	183,000	362,745
Indraprastha Gas Ltd. (India)	3,609	12,109
Osaka Gas Co. Ltd. (Japan)	3,500	68,320
Tokyo Gas Co. Ltd. (Japan)	16,200	398,618
Towngas China Co. Ltd. (China)*	18,000	15,741
UGI Corp.	5,884	326,444

		1,201,317

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	9,754	715,553
Cochlear Ltd. (Australia)	3,811	552,635
Coloplast A/S (Denmark) (Class B Stock)	4,359	445,163
Danaher Corp.	15,347	1,667,605
GN Store Nord A/S (Denmark)	4,002	195,050
Hoya Corp. (Japan)	8,300	493,343
IDEXX Laboratories, Inc.*	1,785	445,643
Koninklijke Philips NV (Netherlands)	21,580	980,980
Masimo Corp.*	10,504	1,308,168
Medtronic PLC	14,195	1,396,362
ResMed, Inc.	915	105,536
Stryker Corp.	9,048	1,607,649
Top Glove Corp. Bhd (Malaysia)	2,400	6,185

		9,919,872

Health Care Providers & Services — 1.1%
Aetna, Inc.	13,168	2,671,129
Alfresa Holdings Corp. (Japan)	5,000	133,763
AmerisourceBergen Corp.	11,690	1,078,052
Amplifon SpA (Italy)	10,084	223,653
Anthem, Inc.	2,966	812,832
Bangkok Chain Hospital PCL (Thailand), NVDR	17,200	11,078
Cardinal Health, Inc.	6,693	361,422
Centene Corp.*	4,046	585,780
Cigna Corp.	6,058	1,261,579
CVS Health Corp.	12,581	990,376
DaVita, Inc.*	3,523	252,352
Express Scripts Holding Co.*	16,403	1,558,449
Fresenius Medical Care AG & Co. KGaA (Germany)	9,984	1,023,784
Fresenius SE & Co. KGaA (Germany)	4,783	350,525
HCA Healthcare, Inc.	9,150	1,272,948
Humana, Inc.	12,716	4,304,621
McKesson Corp.	9,160	1,215,074
Medipal Holdings Corp. (Japan)	600	12,516

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Miraca Holdings, Inc. (Japan)	4,200	$109,032
Netcare Ltd. (South Africa)	11,742	20,033
Qualicorp Consultoria e Corretora de Seguros SA (Brazil)	3,700	14,860
Quest Diagnostics, Inc.	4,101	442,539
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	39,145
Suzuken Co. Ltd. (Japan)	4,800	227,501
Tenet Healthcare Corp.*	1,597	45,451
UnitedHealth Group, Inc.	27,293	7,261,030
Universal Health Services, Inc. (Class B Stock)	4,430	566,332
WellCare Health Plans, Inc.*	1,717	550,281

		27,396,137

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	10,834	1,179,498

Hotels, Restaurants & Leisure — 1.2%
Alsea SAB de CV (Mexico)	5,100	17,322
Aristocrat Leisure Ltd. (Australia)	112,071	2,302,851
Carnival Corp.(a)	14,917	951,257
Carnival PLC	11,541	717,414
China Travel International Investment Hong Kong Ltd. (China)	34,000	10,936
Chipotle Mexican Grill, Inc.*	1,959	890,405
Compass Group PLC (United Kingdom)	15,491	344,141
Crown Resorts Ltd. (Australia)	3,505	34,642
Darden Restaurants, Inc.	18,935	2,105,382
Domino’s Pizza, Inc.	6,252	1,843,090
Flight Centre Travel Group Ltd. (Australia)	441	16,919
Genting Singapore Ltd. (Singapore)	790,300	614,253
InterContinental Hotels Group PLC (United Kingdom)	14,577	907,119
Jubilant Foodworks Ltd. (India)	2,582	43,859
Kindred Group PLC (Malta), SDR	38,624	434,001
Las Vegas Sands Corp.	38,766	2,299,987
Marriott International, Inc. (Class A Stock)	1,145	151,174
McDonald’s Corp.	41,815	6,995,231
McDonald’s Holdings Co. Japan Ltd. (Japan)	400	17,573
Melia Hotels International SA (Spain)	3,257	36,459
Norwegian Cruise Line Holdings Ltd.*	1,387	79,655
Oriental Land Co. Ltd. (Japan)	2,200	230,082
Paddy Power Betfair PLC (Ireland)	647	55,198
Round One Corp. (Japan)	700	9,276
Sands China Ltd. (Macau)	9,200	41,618
SSP Group PLC (United Kingdom)	7,247	68,480
Starbucks Corp.	46,082	2,619,301
Stars Group, Inc. (The) (Canada)*	97,424	2,419,666
Thomas Cook Group PLC (United Kingdom)	365,893	275,724
TUI AG (Germany)	23,021	441,436
William Hill PLC (United Kingdom)	61,718	203,019
Yum! Brands, Inc.	25,577	2,325,205

		29,502,675

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	70,937	524,213
Bovis Homes Group PLC (United Kingdom)	11,052	154,623

A230

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
D.R. Horton, Inc.	13,286	$560,403
Electrolux AB (Sweden) (Class B Stock)	17,026	374,899
Garmin Ltd.	10,298	721,375
Haseko Corp. (Japan)	4,500	58,375
Iida Group Holdings Co. Ltd. (Japan)	27,200	483,165
LG Electronics, Inc. (South Korea)	5,410	346,517
Mobile Appliance, Inc. (South Korea)*	1,794	11,316
Panasonic Corp. (Japan)	1,000	11,603
Persimmon PLC (United Kingdom)	3,202	98,753
Sekisui Chemical Co. Ltd. (Japan)	1,400	25,797
Sony Corp. (Japan)	8,300	509,135
Techtronic Industries Co. Ltd. (Hong Kong)	2,000	12,843
TomTom NV (Netherlands)*	1,364	11,157

		3,904,174

Household Products — 0.6%
Church & Dwight Co., Inc.(a)	29,135	1,729,744
Clorox Co. (The)(a)	10,151	1,526,812
Colgate-Palmolive Co.	8,654	579,385
Essity AB (Sweden) (Class B Stock)	47,448	1,192,046
Henkel AG & Co. KGaA (Germany)	4,720	500,904
Hindustan Unilever Ltd. (India)	10,044	223,060
Kimberly-Clark Corp.	17,797	2,022,451
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	13,700	24,305
Lion Corp. (Japan)	8,100	179,648
Procter & Gamble Co. (The)	64,993	5,409,368
Reckitt Benckiser Group PLC (United Kingdom)	10,094	921,808
Unicharm Corp. (Japan)	4,500	148,973

		14,458,504

Independent Power & Renewable Electricity Producers — 0.0%
China Resources Power Holdings Co. Ltd. (China)	16,000	28,300
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	158,000	39,921
EDP Renovaveis SA (Spain)	59	598
Electric Power Development Co. Ltd. (Japan)	1,800	49,765
Engie Brasil Energia SA (Brazil)	2,500	22,007
ERG SpA (Italy)	2,820	57,335
Gulf Energy Development PCL (Thailand)	13,100	30,890
Huadian Power International Corp. Ltd. (China) (Class H Stock)	80,000	31,289
Uniper SE (Germany)	3,336	102,365

		362,470

Industrial Conglomerates — 0.2%
3M Co.	3,753	790,795
Alfa SAB de CV (Mexico) (Class A Stock)	58,384	75,062
Bidvest Group Ltd. (The) (South Africa)	4,914	64,297
CK Hutchison Holdings Ltd. (Hong Kong)	43,500	501,351
DCC PLC (United Kingdom)	1,849	167,736
General Electric Co.	54,447	614,707
Honeywell International, Inc.	7,492	1,246,669
Jardine Matheson Holdings Ltd. (Hong Kong)	8,600	539,755
Jardine Strategic Holdings Ltd. (Hong Kong)	7,000	254,541

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
JG Summit Holdings, Inc. (Philippines)	16,720	$16,693
KOC Holding A/S (Turkey)	7,820	22,063
NWS Holdings Ltd. (Hong Kong)	14,000	27,721
Rheinmetall AG (Germany)	3,187	332,720
Siemens AG (Germany)	3,298	421,696
Smiths Group PLC (United Kingdom)	3,535	68,818

		5,144,624

Insurance — 1.9%
Admiral Group PLC (United Kingdom)	11,736	318,115
Aegon NV (Netherlands)	89,766	581,853
Ageas (Belgium)	33,418	1,797,396
AIA Group Ltd. (Hong Kong)	173,800	1,555,306
Allianz SE (Germany)	14,865	3,307,661
Allstate Corp. (The)	36,118	3,564,847
American Financial Group, Inc.	9,842	1,092,166
American International Group, Inc.	11,475	610,929
Arthur J Gallagher & Co.	3,320	247,141
Assicurazioni Generali SpA (Italy)	1,469	25,307
Athene Holding Ltd. (Class A Stock)*	24,717	1,276,880
Aviva PLC (United Kingdom)	188,964	1,206,958
AXA SA (France)	43,375	1,168,104
BB Seguridade Participacoes SA (Brazil)	13,500	80,361
Brighthouse Financial, Inc.*	1,705	75,429
Cathay Financial Holding Co. Ltd. (Taiwan)	219,000	376,576
China Life Insurance Co. Ltd. (Taiwan)	135,014	135,794
China Life Insurance Co. Ltd. (China) (Class H Stock)	231,000	523,372
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	52,400	201,769
China Reinsurance Group Corp. (China) (Class H Stock)	256,000	50,686
China Taiping Insurance Holdings Co. Ltd. (China)	18,200	63,696
Chubb Ltd.	512	68,424
CNP Assurances (France)	665	16,008
Dai-ichi Life Holdings, Inc. (Japan)	54,300	1,128,154
Direct Line Insurance Group PLC (United Kingdom)	194,596	821,431
Everest Re Group Ltd.	1,408	321,686
Fairfax Financial Holdings Ltd. (Canada)	763	414,530
Fidelity National Financial, Inc.	470	18,495
First American Financial Corp.	7,060	364,225
Gjensidige Forsikring ASA (Norway)	7,922	133,248
Hannover Rueck SE (Germany)	5,207	734,019
Hartford Financial Services Group, Inc. (The)	38,769	1,936,899
HDFC Standard Life Insurance Co. Ltd. (India), 144A	11,921	64,405
IRB Brasil Resseguros SA (Brazil)	1,800	29,483
Japan Post Holdings Co. Ltd. (Japan)	42,900	510,415
Legal & General Group PLC (United Kingdom)	543,803	1,857,856
Liberty Holdings Ltd. (South Africa)	3,862	30,719
Lincoln National Corp.	27,463	1,858,147
Loews Corp.	6,303	316,600
Manulife Financial Corp. (Canada)	55,333	989,152
Marsh & McLennan Cos., Inc.	7,901	653,571
MetLife, Inc.	21,876	1,022,047

A231

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
MMI Holdings Ltd. (South Africa)*	19,350	$23,741
MS&AD Insurance Group Holdings, Inc. (Japan)	25,400	846,247
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	4,802	1,063,066
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	75,000	33,716
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	237,000	279,586
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	65,500	665,002
Power Corp. of Canada (Canada)	563	12,231
Powszechny Zaklad Ubezpieczen SA (Poland)	25,084	269,732
Principal Financial Group, Inc.	7,610	445,870
Progressive Corp. (The)	32,031	2,275,482
QBE Insurance Group Ltd. (Australia)	80,492	647,739
Reinsurance Group of America, Inc.	653	94,398
RSA Insurance Group PLC (United Kingdom)	10,297	77,084
Sampo OYJ (Finland) (Class A Stock)	1,837	95,169
Samsung Life Insurance Co. Ltd. (South Korea)	280	24,529
Sanlam Ltd. (South Africa)	21,537	120,298
SBI Life Insurance Co. Ltd. (India), 144A	1,706	12,031
Sompo Holdings, Inc. (Japan)	16,600	706,444
Sony Financial Holdings, Inc. (Japan)	1,900	41,765
Storebrand ASA (Norway)	13,153	117,292
Sun Life Financial, Inc. (Canada)	34,539	1,373,110
Swiss Life Holding AG (Switzerland)*	364	137,754
Swiss Re AG (Switzerland)	16,975	1,565,734
T&D Holdings, Inc. (Japan)	17,100	281,519
Tokio Marine Holdings, Inc. (Japan)	47,600	2,356,121
Topdanmark A/S (Denmark)	960	43,817
Torchmark Corp.	1,424	123,447
Travelers Cos., Inc. (The)	6,904	895,518
Tryg A/S (Denmark)	2,371	58,973
Unipol Gruppo SpA (Italy)	5,085	22,576
Unum Group	22,806	891,030
Zurich Insurance Group AG (Switzerland)	283	89,268

		47,240,149

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	6,434	12,887,300
ASOS PLC (United Kingdom)*	1,966	147,465
Booking Holdings, Inc.*	502	995,967
Netflix, Inc.*	3,397	1,270,920

		15,301,652

Internet Software & Services — 1.2%
58.com, Inc. (China), ADR*	847	62,339
Alibaba Group Holding Ltd. (China), ADR*(a)	22,985	3,787,009
Alphabet, Inc. (Class A Stock)*	4,024	4,857,290
Alphabet, Inc. (Class C Stock)*	5,074	6,055,667
Auto Trader Group PLC (United Kingdom), 144A	66,903	389,604
Autohome, Inc. (China), ADR(a)	1,455	112,632
Baidu, Inc. (China), ADR*	2,406	550,204

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
eBay, Inc.*	3,319	$109,594
Facebook, Inc. (Class A Stock)*	43,063	7,082,141
GMO internet, Inc. (Japan)	700	12,194
GoDaddy, Inc. (Class A Stock)*	8,943	745,757
Just Dial Ltd. (India)*	11,976	78,779
Just Eat PLC (United Kingdom)*	1,619	14,136
Kakaku.com, Inc. (Japan)	600	11,718
Mercari, Inc. (Japan)*	400	13,220
Mixi, Inc. (Japan)	3,100	74,230
Moneysupermarket.com Group PLC (United Kingdom)	40,931	148,807
NAVER Corp. (South Korea)	180	116,225
NetEase, Inc. (China), ADR	587	133,983
New Relic, Inc.*	1,431	134,843
REA Group Ltd. (Australia)	537	33,327
Scout24 AG (Germany), 144A	1,018	47,352
Shopify, Inc. (Canada) (Class A Stock)*	1,189	195,428
Tencent Holdings Ltd. (China)	68,800	2,836,943
Twitter, Inc.*(a)	11,756	334,576
VeriSign, Inc.*	2,556	409,267
Yahoo Japan Corp. (Japan)	42,300	152,101
Yelp, Inc.*	7,727	380,168

		28,879,534

IT Services — 1.0%
Adyen NV (Netherlands), 144A*	236	193,119
Automatic Data Processing, Inc.	7,980	1,202,267
Booz Allen Hamilton Holding Corp.	13,620	675,961
Broadridge Financial Solutions, Inc.	1,163	153,458
Capgemini SE (France)	7,395	930,144
Cognizant Technology Solutions Corp. (Class A Stock)	4,216	325,264
Computershare Ltd. (Australia)	35,826	515,694
Fidelity National Information Services, Inc.	15,095	1,646,412
First Data Corp. (Class A Stock)*	44,809	1,096,476
Fiserv, Inc.*	3,732	307,442
Fujitsu Ltd. (Japan)	12,300	873,813
HCL Technologies Ltd. (India)	26,170	393,351
Hexaware Technologies Ltd. (India)	1,945	11,490
Infosys Ltd. (India)	15,760	158,932
International Business Machines Corp.	18,651	2,820,218
Itochu Techno-Solutions Corp. (Japan)	3,200	69,463
Mastercard, Inc. (Class A Stock)	13,678	3,044,859
Mindtree Ltd. (India)	3,493	49,810
Mphasis Ltd. (India)	644	10,452
Nomura Research Institute Ltd. (Japan)	600	30,276
NS Solutions Corp. (Japan)	500	16,131
NTT Data Corp. (Japan)	5,100	70,588
Otsuka Corp. (Japan)	3,500	130,557
Paychex, Inc.	1,347	99,207
Samsung SDS Co. Ltd. (South Korea)	853	177,617
SCSK Corp. (Japan)	500	23,599
Square, Inc. (Class A Stock)*(a)	7,701	762,476
Tata Consultancy Services Ltd. (India)	40,861	1,232,554
Tech Mahindra Ltd. (India)	28,083	289,329
TIS, Inc. (Japan)	3,100	154,951
Total System Services, Inc.	8,287	818,258
Visa, Inc. (Class A Stock)(a)	32,798	4,922,652
Wipro Ltd. (India)	17,670	79,058

A232

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Wirecard AG (Germany)	10,119	$2,200,717

		25,486,595

Leisure Products — 0.0%
Amer Sports OYJ (Finland)*	10,549	430,296
BRP, Inc.	11,100	520,690

		950,986

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	11,903	839,638
Divi’s Laboratories Ltd. (India)	7,193	129,897
Illumina, Inc.*	1,516	556,463
Lonza Group AG (Switzerland)*	731	248,966
Mettler-Toledo International, Inc.*	232	141,283
QIAGEN NV*	13,065	494,890
Thermo Fisher Scientific, Inc.	8,193	1,999,748
Waters Corp.*	1,036	201,688

		4,612,573

Machinery — 0.5%
Aalberts Industries NV (Netherlands)	8,721	370,738
Amada Holdings Co. Ltd. (Japan)	11,000	117,322
Bodycote PLC (United Kingdom)	975	11,491
Caterpillar, Inc.	1,337	203,879
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	21,100	22,407
Crane Co.	15,129	1,487,937
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	960	29,992
Deere & Co.	3,875	582,529
DMG Mori Co. Ltd. (Japan)	7,800	129,956
Doosan Bobcat, Inc. (South Korea)	866	31,557
Doosan Infracore Co. Ltd. (South Korea)*	797	7,053
Escorts Ltd. (India)	902	7,606
Gates Industrial Corp. PLC*	3,168	61,775
Georg Fischer AG (Switzerland)	869	981,029
Glory Ltd. (Japan)	1,500	36,629
Hiwin Technologies Corp. (Taiwan)	1,060	8,788
Illinois Tool Works, Inc.	19,129	2,699,484
Ingersoll-Rand PLC	11,749	1,201,923
Iochpe Maxion SA (Brazil)	1,300	6,116
ITT, Inc.	1,968	120,560
Japan Steel Works Ltd. (The) (Japan)	500	12,155
JTEKT Corp. (Japan)	9,900	144,618
OC Oerlikon Corp. AG (Switzerland)*	10,111	138,410
Oshkosh Corp.	6,259	445,891
PACCAR, Inc.	15,620	1,065,128
Parker-Hannifin Corp.	298	54,811
Rational AG (Germany)	22	15,918
Sandvik AB (Sweden)	17,944	317,942
Sinotruk Hong Kong Ltd. (China)	16,500	36,035
Spirax-Sarco Engineering PLC (United Kingdom)	1,626	154,541
Valmet OYJ (Finland)	16,296	363,010
Volvo AB (Sweden) (Class B Stock)	88,043	1,553,418
Weichai Power Co. Ltd. (China) (Class H Stock)	50,000	62,156

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Yangzijiang Shipbuilding Holdings Ltd. (China)	271,600	$246,145

		12,728,949

Marine — 0.0%
COSCO Shipping Development Co. Ltd. (China) (Class H Stock)*	137,000	18,532
COSCO Shipping Energy Transportation Co. Ltd. (China) (Class H Stock)	34,000	16,905
COSCO Shipping Holdings Co. Ltd. (China) (Class H Stock)*	79,500	32,966
Kuehne + Nagel International AG (Switzerland)	475	75,100

		143,503

Media — 0.4%
Altice USA, Inc. (Class A Stock)	20,824	377,747
CBS Corp. (Class B Stock)	8,653	497,115
Charter Communications, Inc. (Class A Stock)*	86	28,026
Comcast Corp. (Class A Stock)	85,537	3,028,865
Dentsu, Inc. (Japan)	400	18,570
Discovery, Inc. (Class C Stock)*	22	651
Fuji Media Holdings, Inc. (Japan)	4,600	81,702
Grupo Televisa SAB (Mexico), UTS	4,000	14,214
Hakuhodo DY Holdings, Inc. (Japan)	2,400	42,103
Interpublic Group of Cos., Inc. (The)	16,233	371,249
Lagardere SCA (France)	1,839	56,534
Liberty Global PLC (United Kingdom) (Class C Stock)*	6,091	171,523
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	13,197	573,278
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	9,574	415,990
Mediaset Espana Comunicacion SA (Spain)	127,960	935,187
Naspers Ltd. (South Africa) (Class N Stock)	467	100,461
News Corp. (Class A Stock)	3,909	51,560
Pearson PLC (United Kingdom)	10,714	123,953
ProSiebenSat.1 Media SE (Germany)	2,226	57,948
Publicis Groupe SA (France)	279	16,650
Quebecor, Inc. (Canada) (Class B Stock)	24,419	489,647
RTL Group SA (Luxembourg)	663	47,272
Schibsted ASA (Norway) (Class A Stock)	1,386	51,886
Telenet Group Holding NV (Belgium)*	802	44,167
Tribune Media Co. (Class A Stock)	970	37,277
Twenty-First Century Fox, Inc. (Class A Stock)	14,661	679,244
Twenty-First Century Fox, Inc. (Class B Stock)	4,938	226,259
Viacom, Inc. (Class B Stock)	20,978	708,217
Walt Disney Co. (The)	9,211	1,077,134
World Wrestling Entertainment, Inc. (Class A Stock)	1,648	159,411
Zee Entertainment Enterprises Ltd. (India)	2,699	16,343

		10,500,183

Metals & Mining — 0.5%
African Rainbow Minerals Ltd. (South Africa)	1,413	12,817

A233

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Angang Steel Co. Ltd. (China) (Class H Stock)	44,000	$39,331
Anglo American PLC (South Africa), (XJSE)	8,872	200,256
Anglo American PLC (South Africa), (XMTF)	20,035	448,411
Antofagasta PLC (Chile)	850	9,459
Aurubis AG (Germany)	3,973	277,212
BHP Billiton Ltd. (Australia)	84,592	2,123,012
BHP Billiton PLC (Australia)	34,541	752,653
BlueScope Steel Ltd. (Australia)	55,380	681,428
Boliden AB (Sweden)	3,638	101,220
Centamin PLC (Egypt)	5,760	7,964
China Zhongwang Holdings Ltd. (China)	33,600	16,461
Cia Siderurgica Nacional SA (Brazil)*	16,200	37,505
Constellium NV (Class A Stock)*	62,367	770,232
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	31,046	56,806
Fresnillo PLC (Mexico)	53,224	569,976
Glencore PLC (Switzerland)*	187,022	806,359
Hindalco Industries Ltd. (India)	5,762	18,246
Iluka Resources Ltd. (Australia)	27,979	201,104
Industrias Penoles SAB de CV (Mexico)	1,235	21,249
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	65,000	75,742
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Turkey) (Class D Stock)*	21,419	14,427
KGHM Polska Miedz SA (Poland)*	8,841	213,319
Korea Zinc Co. Ltd. (South Korea)	252	98,935
Kumba Iron Ore Ltd. (South Africa)	1,306	29,547
Lundin Mining Corp. (Chile)	2,115	11,200
Maanshan Iron & Steel Co. Ltd. (China) (Class H Stock)	54,000	28,985
Magnitogorsk Iron & Steel Works PJSC (Russia)	12,600	9,995
MMG Ltd. (China)*	48,000	24,789
Newmont Mining Corp.	26,308	794,502
Poongsan Corp. (South Korea)	532	15,229
POSCO (South Korea)	1,322	350,475
Regis Resources Ltd. (Australia)	11,398	30,768
Reliance Steel & Aluminum Co.	3,096	264,058
Rio Tinto Ltd. (Australia)	955	54,246
Rio Tinto PLC (Australia)	27,931	1,407,184
Salzgitter AG (Germany)	4,640	231,280
Severstal PJSC (Russia)	1,180	19,550
SSAB AB (Sweden) (Class A Stock)	52,781	264,827
Steel Dynamics, Inc.	2,075	93,769
Vedanta Ltd. (India)	47,601	151,064
voestalpine AG (Austria)	270	12,352

		11,347,944

Multiline Retail — 0.2%
Dollarama, Inc. (Canada)	10,177	320,599
Magazine Luiza SA (Brazil)	400	12,183
Matahari Department Store Tbk PT (Indonesia)	41,700	19,375
Nordstrom, Inc.(a)	2,878	172,133
Ryohin Keikaku Co. Ltd. (Japan)	300	89,398
Target Corp.	35,720	3,150,861

		3,764,549

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 0.4%
A2A SpA (Italy)	6,431	$11,171
AGL Energy Ltd. (Australia)	244,764	3,448,279
Ameren Corp.	8,809	556,905
CenterPoint Energy, Inc.	22,352	618,033
Centrica PLC (United Kingdom)	201,912	408,505
CMS Energy Corp.	6,056	296,744
Consolidated Edison, Inc.	9,506	724,262
Dominion Energy, Inc.	7,343	516,066
Engie SA (France)	50,498	742,918
Hera SpA (Italy)	13,179	41,025
National Grid PLC (United Kingdom)	84,195	867,699
Veolia Environnement SA (France)	54,293	1,083,877

		9,315,484

Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA (Norway)	416	17,574
Anadarko Petroleum Corp.	41,504	2,797,785
Antero Resources Corp.*	12,712	225,130
Baytex Energy Corp. (Canada)*	5,843	16,964
BP PLC (United Kingdom)	368,404	2,821,511
Bukit ASAm Tbk PT (Indonesia)	42,500	12,340
Cabot Oil & Gas Corp.	5,010	112,825
Canadian Natural Resources Ltd. (Canada), (XTSE)	11,384	371,931
Chevron Corp.	15,868	1,940,339
China Coal Energy Co. Ltd. (China) (Class H Stock)	130,000	54,847
China Petroleum & Chemical Corp. (China) (Class H Stock)	794,000	795,622
CNOOC Ltd. (China)	77,000	153,250
ConocoPhillips	44,075	3,411,405
Continental Resources, Inc.*	6,735	459,866
Devon Energy Corp.	3,799	151,732
Enbridge, Inc. (Canada)	542	17,490
Enerplus Corp. (Canada)	7,778	96,047
Eni SpA (Italy)	175,086	3,304,870
EOG Resources, Inc.	663	84,579
Equinor ASA (Norway)	38,289	1,077,913
Exxon Mobil Corp.	52,509	4,464,315
Formosa Petrochemical Corp. (Taiwan)	40,000	193,741
Galp Energia SGPS SA (Portugal) (Class B Stock)	121,578	2,411,571
Gazprom PJSC (Russia)	13,540	33,704
Halcon Resources Corp.*	27,216	121,656
Hess Corp.	3,095	221,540
HollyFrontier Corp.	933	65,217
Husky Energy, Inc. (Canada)	1,124	19,736
Idemitsu Kosan Co. Ltd. (Japan)	11,900	628,329
Imperial Oil Ltd. (Canada)	8,201	265,398
Inter Pipeline Ltd. (Canada)	858	14,880
JXTG Holdings, Inc. (Japan)	482,700	3,641,969
Kinder Morgan, Inc.	35,814	634,982
LUKOIL PJSC (Russia)	4,343	331,775
Marathon Oil Corp.	12,283	285,949
Marathon Petroleum Corp.	3,552	284,053
MOL Hungarian Oil & Gas PLC (Hungary)	12,715	136,900
Neste OYJ (Finland)(a)	11,247	926,475
Newfield Exploration Co.*	7,605	219,252
Occidental Petroleum Corp.	14,912	1,225,319

A234

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Oil & Natural Gas Corp. Ltd. (India)	8,773	$21,493
OMV AG (Austria)	37,995	2,134,449
Parex Resources, Inc. (Canada)*	2,321	39,443
PetroChina Co. Ltd. (China) (Class H Stock).	552,000	448,457
Petroleo Brasileiro SA (Brazil)	23,500	141,516
Phillips 66	24,492	2,760,738
Plains GP Holdings LP (Class A Stock)*	5,988	146,886
Polski Koncern Naftowy ORLEN SA (Poland)	4,086	111,647
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)*	68,859	120,648
PTT Exploration & Production PCL (Thailand), NVDR	21,300	102,155
PTT PCL (Thailand), NVDR	38,600	64,781
Repsol SA (Spain)	134,371	2,670,375
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	130,434	4,473,705
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	111,523	3,898,444
Santos Ltd. (Australia)	99,983	524,183
Saras SpA (Italy)	6,265	13,384
Showa Shell Sekiyu KK (Japan)	69,400	1,469,797
SK Innovation Co. Ltd. (South Korea)	1,681	325,485
Snam SpA (Italy)	3,486	14,519
Suncor Energy, Inc. (Canada)	40,854	1,580,833
Surgutneftegas PJSC (Russia)	62,795	26,507
Tatneft PJSC (Russia)	15,215	193,309
TOTAL SA (France)	50,055	3,239,294
Valero Energy Corp.	2,014	229,093
Williams Cos., Inc. (The)	3,547	96,443
Woodside Petroleum Ltd. (Australia)	2,487	69,405

		58,967,770

Paper & Forest Products — 0.1%
Canfor Corp. (Canada)*	4,451	82,979
Fibria Celulose SA (Brazil)	7,100	132,382
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)	10,400	12,112
Mondi Ltd. (United Kingdom)	2,470	67,903
Mondi PLC (United Kingdom)	9,920	272,049
Norbord, Inc. (Canada)	1,073	35,555
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	76,936	870,625
UPM-Kymmene OYJ (Finland)	43,563	1,708,344
West Fraser Timber Co. Ltd. (Canada)	3,586	204,086

		3,386,035

Personal Products — 0.5%
Coty, Inc. (Class A Stock)	11,819	148,447
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,114	3,068,286
Hengan International Group Co. Ltd. (China)	6,500	59,823
Herbalife Nutrition Ltd.*(a)	5,334	290,970
Kao Corp. (Japan)	9,400	759,080
Kobayashi Pharmaceutical Co. Ltd. (Japan) .	600	44,117
Kose Corp. (Japan)	1,500	285,701
LG Household & Health Care Ltd. (South Korea)	68	78,212

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
L’Oreal SA (France)	13,792	$3,323,052
Pola Orbis Holdings, Inc. (Japan)	10,400	379,484
Shiseido Co. Ltd. (Japan)	10,800	838,680
TCI Co. Ltd. (Taiwan)	1,149	18,504
Unilever NV (United Kingdom), CVA	35,768	1,987,861
Unilever PLC (United Kingdom)	15,026	825,399

		12,107,616

Pharmaceuticals — 2.5%
Allergan PLC	8,672	1,651,843
Almirall SA (Spain)	545	10,938
Aspen Pharmacare Holdings Ltd. (South Africa)	3,426	41,009
Astellas Pharma, Inc. (Japan)	189,500	3,306,991
AstraZeneca PLC (United Kingdom)	9,213	717,462
Aurobindo Pharma Ltd. (India)	38,914	399,679
Bausch Health Cos., Inc.*	12,069	309,936
Bayer AG (Germany)	13,863	1,227,051
Bristol-Myers Squibb Co.	77,758	4,827,217
Chugai Pharmaceutical Co. Ltd. (Japan)	700	44,937
Daiichi Sankyo Co. Ltd. (Japan)	9,900	428,633
Eisai Co. Ltd. (Japan)	3,700	360,003
Elanco Animal Health, Inc.*	955	33,320
Eli Lilly & Co.	41,311	4,433,084
GlaxoSmithKline PLC (United Kingdom)	72,363	1,449,684
Glenmark Pharmaceuticals Ltd. (India)	3,761	32,760
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)	14,000	49,960
H. Lundbeck A/S (Denmark)	11,414	703,737
Hisamitsu Pharmaceutical Co., Inc. (Japan)	700	53,657
Hypera SA (Brazil)	70,800	499,459
Jazz Pharmaceuticals PLC*	2,098	352,736
Johnson & Johnson	60,260	8,326,124
Jubilant Life Sciences Ltd. (India)	1,317	13,340
Merck & Co., Inc.	90,070	6,389,566
Mitsubishi Tanabe Pharma Corp. (Japan)	1,200	20,013
Mylan NV*	7,881	288,445
Nektar Therapeutics*	9,216	561,807
Novartis AG (Switzerland)	23,501	2,013,749
Novo Nordisk A/S (Denmark) (Class B Stock)	55,619	2,620,793
Otsuka Holdings Co. Ltd. (Japan)	1,700	85,711
Perrigo Co. PLC(a)	2,149	152,149
Pfizer, Inc.	104,806	4,618,800
Recordati SpA (Italy)	323	10,901
Richter Gedeon Nyrt (Hungary)	7,192	134,619
Roche Holding AG (Switzerland), (XVTX)	19,064	4,613,654
Sanofi (France)	24,204	2,149,515
Shionogi & Co. Ltd. (Japan)	16,400	1,070,015
SSY Group Ltd. (Hong Kong)	18,000	17,393
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	10,600	243,194
Sun Pharmaceutical Industries Ltd. (India)	29,235	251,341
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,500	183,340
Takeda Pharmaceutical Co. Ltd. (Japan)(a) .	54,000	2,306,754
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	6,531	140,678

A235

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	8,000	$11,722
UCB SA (Belgium)	28,998	2,600,900
Zoetis, Inc.	23,618	2,162,464

		61,921,083

Professional Services — 0.4%
Adecco Group AG (Switzerland)	20,342	1,063,597
Equifax, Inc.	2,620	342,093
Experian PLC (United Kingdom)	1,566	40,212
Hays PLC (United Kingdom)	83,092	220,873
Insperity, Inc.	3,191	376,378
Intertek Group PLC (United Kingdom)	16,858	1,096,373
ManpowerGroup, Inc.	6,727	578,253
Nielsen Holdings PLC	4,140	114,512
Randstad NV (Netherlands)	2,813	149,699
Recruit Holdings Co. Ltd. (Japan)	21,900	730,698
RELX PLC (United Kingdom), (XAMS)	11,444	240,429
RELX PLC (United Kingdom), (XLON)	19,245	405,056
Robert Half International, Inc.	15,290	1,076,110
SGS SA (Switzerland)	508	1,334,646
Teleperformance (France)	100	18,885
Verisk Analytics, Inc. (Class A Stock)*	1,385	166,962
Wolters Kluwer NV (Netherlands)	48,456	3,023,225

		10,978,001

Real Estate Management & Development — 0.1%
Ayala Land, Inc. (Philippines)	92,600	68,647
China Overseas Land & Investment Ltd. (China)	26,000	81,373
China Resources Land Ltd. (China)	42,000	146,983
China Vanke Co. Ltd. (China) (Class H Stock)	85,900	283,821
Daito Trust Construction Co. Ltd. (Japan)	9,800	1,258,730
Daiwa House Industry Co. Ltd. (Japan)	3,500	103,696
Fabege AB (Sweden)	817	11,313
Future Land Development Holdings Ltd. (China)	36,000	23,381
Greentown China Holdings Ltd. (China)	13,000	12,150
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	30,800	56,654
Hang Lung Properties Ltd. (Hong Kong)	106,000	206,906
Henderson Land Development Co. Ltd. (Hong Kong)	18,380	92,299
Jiayuan International Group Ltd. (China)	16,000	27,449
Kaisa Group Holdings Ltd. (China)*	29,000	9,290
Kerry Properties Ltd. (Hong Kong)	14,000	47,485
KWG Group Holdings Ltd. (China)*	17,000	15,577
Leopalace21 Corp. (Japan)	4,500	25,055
Logan Property Holdings Co. Ltd. (China)	34,000	38,365
Shenzhen Investment Ltd. (China)	50,000	15,970
Shimao Property Holdings Ltd. (China)	32,000	79,826
Shui On Land Ltd. (China)	47,000	10,924
SM Prime Holdings, Inc. (Philippines)	37,200	24,887
Sumitomo Realty & Development Co. Ltd. (Japan)	1,000	35,877
Sun Hung Kai Properties Ltd. (Hong Kong)	33,500	487,349
Tokyu Fudosan Holdings Corp. (Japan)	6,700	46,681
Wharf Holdings Ltd. (The) (Hong Kong)	5,000	13,589

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Yuexiu Property Co. Ltd. (China)	78,000	$13,939
Yuzhou Properties Co. Ltd. (China)	26,000	10,581

		3,248,797

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada)	1,146	242,420
Central Japan Railway Co. (Japan)	3,200	665,879
CSX Corp.	1,059	78,419
East Japan Railway Co. (Japan)	14,400	1,336,808
Hitachi Transport System Ltd. (Japan)	600	16,849
J.B. Hunt Transport Services, Inc.	1,813	215,638
Landstar System, Inc.(a)	3,031	369,782
Norfolk Southern Corp.	6,086	1,098,523
Seino Holdings Co. Ltd. (Japan)	1,200	18,116
TFI International, Inc. (Canada)	18,818	682,993
West Japan Railway Co. (Japan)	15,200	1,058,360

		5,783,787

Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials, Inc.	21,960	848,753
APS Holdings Corp. (South Korea)*	1,074	5,188
BE Semiconductor Industries NV (Netherlands)	9,647	203,347
Broadcom, Inc.	5,195	1,281,762
Infineon Technologies AG (Germany)	10,814	245,192
Intel Corp.	59,571	2,817,113
Maxim Integrated Products, Inc.	30,657	1,728,748
MediaTek, Inc. (Taiwan)	53,000	428,353
Novatek Microelectronics Corp. (Taiwan)	6,000	29,730
NVIDIA Corp.	7,812	2,195,328
Powertech Technology, Inc. (Taiwan)	16,000	43,607
QUALCOMM, Inc.(a)	8,500	612,255
Rohm Co. Ltd. (Japan)	200	14,476
Siltronic AG (Germany)	221	27,000
SK Hynix, Inc. (South Korea)	1,063	70,116
Skyworks Solutions, Inc.	3,013	273,309
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	171,000	1,465,249
Texas Instruments, Inc.	3,538	379,592
Tokyo Electron Ltd. (Japan)	700	95,954
Ulvac, Inc. (Japan)	6,800	254,594
Xilinx, Inc.	12,880	1,032,590

		14,052,256

Software — 2.8%
Activision Blizzard, Inc.	21,743	1,808,800
Adobe Systems, Inc.*	18,909	5,104,484
ANSYS, Inc.*	209	39,016
Autodesk, Inc.*	6,758	1,054,991
BlackBerry Ltd. (Canada)*	2,158	24,426
CA, Inc.	21,643	955,538
Cadence Design Systems, Inc.*	15,948	722,764
Capcom Co. Ltd. (Japan)	2,100	53,372
CDK Global, Inc.	21,242	1,328,899
Check Point Software Technologies Ltd. (Israel)*	6,841	804,980
Citrix Systems, Inc.*	12,330	1,370,603
Constellation Software, Inc. (Canada)	849	624,349
Dassault Systemes SE (France)	3,283	491,295

A236

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Dell Technologies, Inc. (Class V Stock)*	13,991	$1,358,806
Electronic Arts, Inc.*	9,862	1,188,273
Fortinet, Inc.*	9,981	920,947
Intuit, Inc.	15,162	3,447,838
Konami Holdings Corp. (Japan)	7,800	304,834
KPIT Technologies Ltd. (India)	4,598	13,552
Microsoft Corp.	211,170	24,151,513
Nemetschek SE (Germany)	89	13,022
NIIT Technologies Ltd. (India)	1,421	21,551
Nintendo Co. Ltd. (Japan)	1,000	364,312
Open Text Corp. (Canada)	4,483	170,588
Oracle Corp.	105,886	5,459,482
Red Hat, Inc.*	8,884	1,210,712
RingCentral, Inc. (Class A Stock)*	1,468	136,597
salesforce.com, Inc.*	27,338	4,347,562
SAP SE (Germany)	35,443	4,360,210
ServiceNow, Inc.*	5,310	1,038,795
Software AG (Germany)	7,806	354,925
Splunk, Inc.*	6,078	734,891
Symantec Corp.	21,146	449,987
Take-Two Interactive Software, Inc.*	3,117	430,115
Temenos AG (Switzerland)*	2,364	382,529
Trend Micro, Inc. (Japan)	2,800	179,954
Ubisoft Entertainment SA (France)*	1,874	202,837
VMware, Inc. (Class A Stock)*(a)	13,651	2,130,375
Workday, Inc. (Class A Stock)*	4,866	710,339
Xero Ltd. (New Zealand)*	535	18,925
Zendesk, Inc.*	8,459	600,589

		69,087,577

Specialty Retail — 0.9%
Advance Auto Parts, Inc.	1,665	280,269
AutoNation, Inc.*	6,749	280,421
AutoZone, Inc.*	926	718,298
Best Buy Co., Inc.	14,416	1,144,054
CECONOMY AG (Germany)	2,313	16,317
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	69,000	70,998
Fast Retailing Co. Ltd. (Japan)	400	203,699
Gap, Inc. (The)	24,595	709,566
Hennes & Mauritz AB (Sweden) (Class B Stock)	4,588	84,622
Home Depot, Inc. (The)	31,287	6,481,102
Industria de Diseno Textil SA (Spain)	1,191	36,016
JD Sports Fashion PLC (United Kingdom)	10,569	63,258
Komeri Co. Ltd. (Japan)	500	11,684
L Brands, Inc.(a)	19,460	589,638
Lowe’s Cos., Inc.	16,797	1,928,632
O’Reilly Automotive, Inc.*	2,750	955,130
Penske Automotive Group, Inc.(a)	12,016	569,438
Petrobras Distribuidora SA (Brazil)	7,300	35,194
Ross Stores, Inc.	10,038	994,766
Tiffany & Co.	11,339	1,462,391
TJX Cos., Inc. (The)	27,339	3,062,515
Tractor Supply Co.	12,616	1,146,542
Ulta Beauty, Inc.*	4,312	1,216,501
WH Smith PLC (United Kingdom)	1,391	37,358

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Zhongsheng Group Holdings Ltd. (China)	14,000	$33,998

		22,132,407

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	89,906	20,295,380
Brother Industries Ltd. (Japan)	1,000	19,712
Compal Electronics, Inc. (Taiwan)	243,000	150,846
FUJIFILM Holdings Corp. (Japan)	10,400	468,108
HP, Inc.	39,342	1,013,843
Legend Holdings Corp. (China) (Class H Stock), 144A	14,000	42,935
Lenovo Group Ltd. (China)	278,000	203,164
Lite-On Technology Corp. (Taiwan)	30,189	37,960
Logitech International SA (Switzerland)	21,272	946,643
NetApp, Inc.	424	36,417
Pure Storage, Inc. (Class A Stock)*	9,840	255,348
Ricoh Co. Ltd. (Japan)	1,300	13,949
Samsung Electronics Co. Ltd. (South Korea)	39,455	1,651,473
Xiaomi Corp. (China) (Class B Stock), 144A*	19,600	38,808

		25,174,586

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	4,098	1,001,223
Asics Corp. (Japan)	7,700	114,639
Burberry Group PLC (United Kingdom)	3,620	95,111
Christian Dior SE (France)	2,229	954,225
Gildan Activewear, Inc. (Canada)	41,572	1,264,878
HUGO BOSS AG (Germany)	3,677	282,609
Kering SA (France)	4,996	2,678,027
Li Ning Co. Ltd. (China)*	11,000	10,432
Lululemon Athletica, Inc.*	4,065	660,522
LVMH Moet Hennessy Louis Vuitton SE (France)	2,681	947,733
Michael Kors Holdings Ltd.*	7,252	497,197
Moncler SpA (Italy)	42,157	1,812,447
NIKE, Inc. (Class B Stock)	35,517	3,009,001
Page Industries Ltd. (India)	69	31,328
Pandora A/S (Denmark)	1,115	69,571
Puma SE (Germany)	2,064	1,017,772
Ralph Lauren Corp.	2,204	303,160
Titan Co. Ltd. (India)	899	9,990
Under Armour, Inc. (Class C Stock)*(a)	2,002	38,959
VF Corp.	6,288	587,613

		15,386,437

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.*	3,426	151,601
Genworth MI Canada, Inc. (Canada)	563	18,564
Housing Development Finance Corp. Ltd. (India)	8,893	215,547
Indiabulls Housing Finance Ltd. (India)	1,291	15,288
LIC Housing Finance Ltd. (India)	5,075	29,174

		430,174

Tobacco — 0.4%
Altria Group, Inc.	33,313	2,009,107
Gudang Garam Tbk PT (Indonesia)	9,800	48,748
Japan Tobacco, Inc. (Japan)	90,800	2,373,559

A237

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Philip Morris International, Inc.	23,226	$1,893,848
Swedish Match AB (Sweden)	47,323	2,420,707

		8,745,969

Trading Companies & Distributors — 0.0%
Ashtead Group PLC (United Kingdom)	4,195	133,703
Barloworld Ltd. (South Africa)	1,017	8,839
Ferguson PLC (Switzerland)	858	72,732
HD Supply Holdings, Inc.*	3,735	159,821
Marubeni Corp. (Japan)	8,900	81,377
Rexel SA (France)	747	11,211
Toromont Industries Ltd. (Canada)	1,279	66,116
United Rentals, Inc.*	765	125,154

		658,953

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	2,864	496,206
Atlantia SpA (Italy)	450	9,333
Auckland International Airport Ltd. (New Zealand)	102,752	497,036
Flughafen Zurich AG (Switzerland)	344	69,512
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	3,100	22,156
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	2,300	25,163
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A*	35,000	24,820
Shenzhen International Holdings Ltd. (China)	6,000	12,380
TAV Havalimanlari Holding A/S (Turkey)	7,514	38,984
Transurban Group (Australia)	110,637	896,967

		2,092,557

Water Utilities — 0.0%
American Water Works Co., Inc.	9,538	839,058
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	3,500	20,505
Severn Trent PLC (United Kingdom)	2,431	58,624

		918,187

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock)	1,028,600	827,211
China Mobile Ltd. (China)	255,500	2,524,193
KDDI Corp. (Japan)	4,700	129,894
NTT DOCOMO, Inc. (Japan)	29,200	784,553
Sprint Corp.*(a)	25,599	167,417
Telephone & Data Systems, Inc.	13,324	405,449
TIM Participacoes SA (Brazil)	23,000	66,918
T-Mobile US, Inc.*	5,819	408,377
Total Access Communication PCL (Thailand), NVDR	39,300	57,162
Vodafone Group PLC (United Kingdom)	172,209	369,061

		5,740,235

TOTAL COMMON STOCKS (cost $863,860,854)		915,920,787

	Shares	Value
PREFERRED STOCKS — 0.2%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	24,684	$174,684
Itau Unibanco Holding SA (Brazil) (PRFC)	135,925	1,485,278
Itausa - Investimentos Itau SA (Brazil) (PRFC)	57,750	143,855

		1,803,817

Chemicals — 0.0%
Fuchs Petrolub SE (Germany) (PRFC)	427	23,815

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.099%	64,707	1,701,794

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	1,000	9,697

Electric Utilities — 0.0%
Cia Paranaense de Energia (Brazil) (PRFC B)	1,600	8,482

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	1,800	38,772

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	428	69,370

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC) .	360	42,172

Machinery — 0.0%
Rexnord Corp., Series A (CVT), 5.750%	2,865	186,225

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	34,700	146,755

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	11,500	60,083
Surgutneftegas PJSC (Russia) (PRFC)	60,895	35,734

		95,817

TOTAL PREFERRED STOCKS (cost $4,404,466)		4,126,716

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.1%
Financial Select Sector SPDR Fund	39,999	1,103,172
SPDR S&P Oil & Gas Exploration & Production ETF(a)	14,358	621,558

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,690,227)		1,724,730

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.3%
Automobiles — 3.1%
American Credit Acceptance Receivables Trust,
Series 2016-3, Class B, 144A
2.870%	08/12/22	528	527,896
AmeriCredit Automobile Receivables Trust,
Series 2014-4, Class D
3.070%	11/09/20	1,400	1,401,830
Series 2015-3, Class B
2.080%	09/08/20	577	576,518
Series 2016-1, Class D

A238

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
3.590%	02/08/22	280	$281,009
Series 2017-3, Class C
2.690%	06/19/23	1,720	1,689,052
CPS Auto Receivables Trust,
Series 2015-A, Class B, 144A
2.790%	02/16/21	293	292,545
Series 2016-A, Class B, 144A
3.340%	05/15/20	97	97,198
CPS Auto Trust,
Series 2016-D, Class B, 144A
2.110%	03/15/21	600	597,866
Drive Auto Receivables Trust,
Series 2015-BA, Class D, 144A
3.840%	07/15/21	728	731,580
Series 2015-DA, Class C, 144A
3.380%	11/15/21	176	176,438
Series 2016-AA, Class C, 144A
3.910%	05/17/21	186	186,517
Series 2016-BA, Class C, 144A
3.190%	07/15/22	1,275	1,276,645
Series 2016-BA, Class D, 144A
4.530%	08/15/23	1,800	1,831,858
Series 2016-CA, Class B, 144A
2.370%	11/16/20	44	44,315
Series 2016-CA, Class C, 144A
3.020%	11/15/21	2,900	2,901,703
Series 2017-1, Class B
2.360%	03/15/21	1,396	1,394,764
Series 2017-1, Class C
2.840%	04/15/22	2,300	2,296,029
Series 2017-2, Class B
2.250%	06/15/21	565	564,634
Series 2017-2, Class C
2.750%	09/15/23	2,200	2,194,428
Series 2017-3, Class B
2.300%	05/17/21	1,720	1,717,377
Series 2017-3, Class C
2.800%	07/15/22	1,720	1,715,411
Series 2017-3, Class D, 144A
3.530%	12/15/23	2,000	1,993,022
Series 2017-AA, Class B, 144A
2.510%	01/15/21	574	574,178
Series 2017-AA, Class C, 144A
2.980%	01/18/22	1,940	1,938,241
Series 2017-AA, Class D, 144A
4.160%	05/15/24	1,500	1,514,995
Series 2017-BA, Class C, 144A
2.610%	08/16/21	1,768	1,765,601
Series 2017-BA, Class D, 144A
3.720%	10/17/22	2,700	2,709,772
Series 2018-1, Class C
3.220%	03/15/23	3,520	3,510,240
Series 2018-1, Class D
3.810%	05/15/24	1,550	1,543,311
Series 2018-2, Class B
3.220%	04/15/22	600	599,327
Series 2018-2, Class C
3.630%	08/15/24	3,000	3,007,503
Series 2018-2, Class D

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
4.140%	08/15/24	640	$642,369
Series 2018-3, Class B
3.370%	09/15/22	1,330	1,328,643
Series 2018-3, Class C
3.720%	09/16/24	1,760	1,757,100
Series 2018-3, Class D
4.300%	09/16/24	1,070	1,077,874
Series 2018-4, Class C
3.660%	11/15/24	2,025	2,025,177
DT Auto Owner Trust,
Series 2015-3A, Class D, 144A
4.530%	10/17/22	513	516,739
Exeter Automobile Receivables Trust,
Series 2015-1A, Class C, 144A
4.100%	12/15/20	247	247,839
Series 2017-2A, Class A, 144A
2.110%	06/15/21	160	160,167
Flagship Credit Auto Trust,
Series 2016-4, Class B, 144A
2.410%	10/15/21	2,400	2,385,988
Santander Drive Auto Receivables Trust,
Series 2014-3, Class D
2.650%	08/17/20	888	887,689
Series 2014-5, Class C
2.460%	06/15/20	164	163,894
Series 2015-1, Class D
3.240%	04/15/21	750	750,802
Series 2015-2, Class C
2.440%	04/15/21	175	174,940
Series 2015-2, Class D
3.020%	04/15/21	2,000	2,000,406
Series 2015-3, Class C
2.740%	01/15/21	251	250,830
Series 2015-3, Class D
3.490%	05/17/21	460	462,037
Series 2015-4, Class C
2.970%	03/15/21	262	262,223
Series 2015-5, Class C
2.740%	12/15/21	587	587,366
Series 2016-1, Class C
3.090%	04/15/22	940	941,283
Series 2016-2, Class C
2.660%	11/15/21	910	907,744
Series 2016-3, Class C
2.460%	03/15/22	1,450	1,439,922
Series 2016-3, Class D
2.800%	08/15/22	1,000	988,734
Series 2017-1, Class B
2.100%	06/15/21	1,950	1,944,575
Series 2017-1, Class C
2.580%	05/16/22	975	968,561
Series 2017-2, Class B
2.210%	10/15/21	2,570	2,562,192
Series 2017-2, Class C
2.790%	08/15/22	2,000	1,988,870
Series 2017-2, Class D
3.490%	07/17/23	1,000	996,843

A239

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Westlake Automobile Receivables Trust,
Series 2018-2A, Class B, 144A
3.200%	01/16/24	1,370	$1,368,152
Series 2018-3A, Class B, 144A
3.320%	10/16/23	2,510	2,505,149
Series 2018-3A, Class C, 144A
3.610%	10/16/23	2,500	2,501,122

			76,447,033

Collateralized Loan Obligations — 0.6%
Allegro CLO Ltd. (Cayman Islands),
Series 2014-1RA, Class B, 3 Month LIBOR + 2.150%, 144A
4.303%(c)	10/21/28	250	249,999
ALM Ltd.,
Series 2013-7R2A, Class A2R2, 3 Month LIBOR + 1.650%, 144A
4.023%(c)	10/15/27	250	249,999
Series 2013-7R2A, Class BR2, 3 Month LIBOR + 2.200%, 144A
4.573%(c)	10/15/27	250	249,999
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4RA, Class D, 3 Month LIBOR + 2.600%, 144A
4.939%(c)	01/28/31	500	492,461
Apidos CLO (Cayman Islands),
Series 2013-15A, Class DRR, 3 Month LIBOR + 2.700%, 144A
5.048%(c)	04/20/31	250	244,314
Ares CLO Ltd. (Cayman Islands),
Series 2014-32RA, Class B, 3 Month LIBOR + 1.800%, 144A
4.114%(c)	05/15/30	500	492,130
Series 2014-32RA, Class C, 3 Month LIBOR + 2.900%, 144A
5.214%(c)	05/15/30	500	493,932
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-1A, Class C, 3 Month LIBOR + 2.700%, 144A
5.039%(c)	10/15/28	1,000	1,004,035
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-1A, Class BR, 3 Month LIBOR + 1.350%, 144A
3.698%(c)	04/20/27	300	297,430
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2016-1A, Class BR, 3 Month LIBOR + 1.850%, 144A
4.198%(c)	04/20/27	250	248,118
Series 2016-3A, Class D, 3 Month LIBOR + 7.000%, 144A
9.348%(c)	10/20/29	500	501,640
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2017-8A, Class D, 3 Month LIBOR + 3.250%, 144A
5.586%(c)	10/17/30	250	250,387
CIFC Funding Ltd. (Cayman Islands),
Series 2018-1A, Class C, 3 Month LIBOR + 1.750%, 144A
3.907%(c)	04/18/31	250	248,799
Series 2018-4A, Class B, 3 Month LIBOR + 2.100%, 144A
4.527%(c)	10/17/31	250	250,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-25A, Class D, 3 Month LIBOR + 3.100%, 144A
5.440%(c)	10/25/31	250	$250,000
Highbridge Loan Management Ltd. (Cayman Islands),
Series 12A-18, Class B, 3 Month LIBOR + 1.850%, 144A
4.222%(c)	07/18/31	500	486,854
LCM LP (Cayman Islands),
Series 15A, Class CR, 3 Month LIBOR + 2.400%, 144A
4.748%(c)	07/20/30	250	251,011
Madison Park Funding Ltd. (Cayman Islands),
Series 2014-14A, Class DR, 3 Month LIBOR + 3.250%, 144A
5.598%(c)	07/20/26	250	250,472
Series 2018-27A, Class C, 3 Month LIBOR + 2.600%, 144A
4.948%(c)	04/20/30	400	393,464
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2016-22A, Class CR, 3 Month LIBOR + 2.200%, 144A
4.649%(c)	10/17/30	250	250,000
Series 2016-23A, Class CR, 3 Month LIBOR + 2.150%, 144A^
4.503%(c)	10/17/27	250	250,000
OCP CLO Ltd. (Cayman Islands),
Series 2016-11A, Class A1AR, 3 Month LIBOR + 1.270%, 144A
3.605%(c)	10/26/30	425	425,622
Octagon Investment Partners 35 Ltd. (Cayman Islands),
Series 2018-1A, Class C, 3 Month LIBOR + 2.600%, 144A
4.948%(c)	01/20/31	300	295,386
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-1A, Class A1R2, 3 Month LIBOR + 1.000%, 144A
3.335%(c)	01/25/31	1,500	1,492,278
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class B1S, 3 Month LIBOR + 2.100%, 144A
4.436%(c)	04/17/31	500	499,152
Series 2014-6A, Class CS, 3 Month LIBOR + 3.130%, 144A
5.466%(c)	04/17/31	500	501,061
Series 2018-20A, Class B, 3 Month LIBOR + 1.950%, 144A
4.110%(c)	04/20/31	500	495,658
Series 2018-20A, Class C, 3 Month LIBOR + 2.950%, 144A
5.110%(c)	04/20/31	500	495,329
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A2RR, 3 Month LIBOR + 1.750%, 144A
4.199%(c)	10/17/31	250	250,000
Series 2013-2A, Class BRR, 3 Month LIBOR + 2.200%, 144A
4.649%(c)	10/17/31	334	334,000
Series 2013-2A, Class CRR, 3 Month LIBOR + 3.200%, 144A
4.649%(c)	10/17/31	334	334,000

A240

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A2R, 3 Month LIBOR + 1.800%, 144A
4.110%(c)	08/23/31	250	$249,924
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-2A, Class B, 3 Month LIBOR + 1.800%, 144A
4.229%(c)	10/20/31	250	249,571
Series 2018-2A, Class C, 3 Month LIBOR + 2.200%, 144A
4.629%(c)	10/20/31	500	495,274
Series 2018-2A, Class D, 3 Month LIBOR + 3.100%, 144A
5.529%(c)	10/20/31	250	247,551
Series 2018-2A, Class E, 3 Month LIBOR + 6.000%, 144A
8.429%(c)	10/20/31	350	347,488
RR 5 Ltd. (Cayman Islands),
Series 2018-5A, Class B, 3 Month LIBOR + 2.250%, 144A
4.481%(c)	10/15/31	250	250,000
SOUND POINT CLO Ltd. (Cayman Islands),
Series 2013-2RA, Class C, 3 Month LIBOR + 1.900%, 144A
4.248%(c)	04/15/29	500	497,943
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class C, 3 Month LIBOR + 2.150%, 144A
4.462%(c)	10/20/31	250	250,000
Series 2018-11A, Class D, 3 Month LIBOR + 3.050%, 144A
5.362%(c)	10/20/31	250	250,000
Series 2018-11A, Class E, 3 Month LIBOR + 6.000%, 144A
8.312%(c)	10/20/31	250	250,000
York CLO Ltd. (Cayman Islands),
Series 2014-1A, Class BRR, 3 Month LIBOR + 1.650%, 144A
3.991%(c)	10/22/29	250	250,000
Series 2014-1A, Class CRR, 3 Month LIBOR + 2.100%, 144A
5.440%(c)	10/22/29	250	250,000

			16,115,281

Consumer Loans — 1.3%
Avant Loans Funding Trust,
Series 2016-C, Class B, 144A
4.920%	11/16/20	6	5,859
Series 2017-B, Class A, 144A
2.290%	06/15/20	217	217,025
Series 2018-A, Class A, 144A
3.090%	06/15/21	2,054	2,053,675
Series 2018-A, Class B, 144A
3.950%	12/15/22	2,150	2,152,587
CLUB Credit Trust,
Series 2017-P2, Class A, 144A
2.610%	01/15/24	958	952,725
Series 2018-NP1, Class A, 144A
2.990%	05/15/24	966	966,615
Conn’s Receivables Funding LLC,
Series 2018-A, Class A, 144A
3.250%	01/15/23	1,717	1,716,957

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Consumer Loans (cont’d.)
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1, Class A, 144A
3.390%	07/15/25	2,728	$2,727,449
Series 2018-P2, Class A, 144A
3.470%	10/15/25	845	845,181
Marlette Funding Trust,
Series 2017-2A, Class A, 144A
2.390%	07/15/24	618	616,584
Series 2017-3A, Class A, 144A
2.360%	12/15/24	1,200	1,195,879
Series 2018-3A, Class A, 144A
3.200%	09/15/28	2,140	2,139,438
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	903	904,020
Series 2015-2A, Class A, 144A
2.570%	07/18/25	24	24,011
Series 2015-2A, Class C, 144A
4.320%	07/18/25	100	100,412
Series 2016-2A, Class A, 144A
4.100%	03/20/28	678	681,221
Prosper Marketplace Issuance Trust,
Series 2018-1A, Class A, 144A
3.110%	06/17/24	1,390	1,389,909
Series 2018-2A, Class A, 144A
3.350%	10/15/24	1,310	1,309,196
SoFi Consumer Loan Program LLC,
Series 2016-2, Class A, 144A
3.090%	10/27/25	152	151,687
Series 2016-3, Class A, 144A
3.050%	12/26/25	511	508,804
Series 2017-1, Class A, 144A
3.280%	01/26/26	1,733	1,730,748
Series 2017-3, Class A, 144A
2.770%	05/25/26	858	849,930
Series 2017-6, Class A1, 144A
2.200%	11/25/26	428	425,501
Series 2017-6, Class A2, 144A
2.820%	11/25/26	950	935,189
SoFi Consumer Loan Program Trust,
Series 2015-1, Class A, 144A
3.280%	09/15/23	448	448,453
Series 2018-1, Class A1, 144A
2.550%	02/25/27	1,575	1,567,659
Series 2018-1, Class A2, 144A
3.140%	02/25/27	2,220	2,200,290
Series 2018-3, Class A1, 144A
3.200%	08/25/27	1,232	1,231,418
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	253	253,489
Trafigura Securitisation Finance PLC (Ireland),
Series 2017-1A, Class A1, 1 Month LIBOR + 0.850%, 144A
3.008%(c)	12/15/20	2,590	2,592,748

			32,894,659

A241

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Credit Cards — 0.1%
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/15/24	750	$719,691
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,920,516
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	737,952

			3,378,159

Other — 0.1%
SPS Servicer Advance Receivables Trust,
Series 2016-T1, Class AT1, 144A
2.530%	11/16/48	2,625	2,624,723

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%
2.996%(c)	11/25/34	102	102,617

Student Loans — 0.1%
College Loan Corp. Trust,
Series 2004-1, Class A4, 3 Month LIBOR + 0.190%
2.525%(c)	04/25/24	351	350,545
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A4, 3 Month LIBOR + 0.310%
2.691%(c)	09/27/35	136	136,281
SLM Private Credit Student Loan Trust,
Series 2005-A, Class A3, 3 Month LIBOR + 0.200%
2.534%(c)	06/15/23	1,119	1,117,058
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, Prime Index + (0.050)%, 144A
4.950%(c)	05/16/44	135	136,211
Series 2011-B, Class A2, 144A
3.740%	02/15/29	129	129,734
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	55	54,140

			1,923,969

TOTAL ASSET-BACKED SECURITIES (cost $133,854,945)			133,486,441

BANK LOANS — 1.9%
Aerospace & Defense — 0.0%
Sequa Mezzanine Holdings LLC,
Initial Loan (Second Lien), 2 Month LIBOR + 9.000%^
11.200%(c)	04/28/22	75	73,499
Initial Term Loan (First Lien), 2 Month LIBOR + 5.000%
7.186%(c)	11/28/21	205	201,677

			275,176

Auto Components — 0.0%
Belron Finance US LLC,
Initial Term B Loan, 3 Month LIBOR + 2.500%
4.843%(c)	11/07/24	144	144,002
Mavis Tire Express Services Corp.,
Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.415%(c)	03/20/25	88	87,708
Delayed Draw Term Loan (First Lien), 1 Month LIBOR + 3.250%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Auto Components (cont’d.)
3.208%(c)	03/20/25	14	$14,108

			245,818

Capital Markets — 0.0%
Brookfield WEC Holdings, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%
8.992%(c)	08/03/26	108	109,710

Chemicals — 0.1%
Alpha 3 B.V.,
Initial Term B-1 Loan, 3 Month LIBOR + 3.000%
5.386%(c)	01/31/24	178	178,406
Ascend Performance Materials Operations LLC,
Term B Loan, 3 Month LIBOR + 5.250%^
7.636%(c)	08/12/22	358	359,690
LTI Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 6.750%
8.992%(c)	09/06/26	67	67,021
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.742%(c)	09/06/25	166	166,692
Starfruit Finco BV,
Term Loan,
— %(p)	09/20/25	1,875	1,890,938

			2,662,747

Commercial Services — 0.2%
Financial & Risk US Holdings, Inc.,
Term Loan,
— %(p)	09/15/25	3,709	3,700,391
Greenrock Finance, Inc.,
Initial USD Term B Loan (First Lien), 1 Month LIBOR + 3.500%
5.742%(c)	06/28/24	63	62,840
Laureate Education, Inc.,
Series 2024 Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	04/26/24	111	111,105
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	02/06/24	288	279,429

			4,153,765

Commercial Services & Supplies — 0.0%
West Corp.,
Incremental Term B-1 Loan, 1 Month LIBOR + 3.500%
5.742%(c)	10/10/24	88	87,475

Diversified Financial Services — 0.0%
Bronco Midstream Funding LLC,
Term Loan, 1 Month LIBOR + 3.500%
5.690%(c)	08/14/23	41	40,854
Tempo Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	05/01/24	157	157,844

			198,698

Diversified Telecommunication Services — 0.1%
New LightSquared LLC,
Loan, 3 Month LIBOR + 8.750%
10.067%(c)	12/07/20	2,926	2,250,596
TDC A/S,
Facility B2, 3 Month LIBOR + 3.500%
5.839%(c)	06/04/25	228	230,940

A242

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Diversified Telecommunication Services (cont’d.)
Xplornet Communications, Inc.,
Term B Loan, 3 Month LIBOR + 4.000%^
6.386%(c)	09/09/21		351	$353,102

				2,834,638

Energy Equipment & Services — 0.1%
Brazos Holdings,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.165%(c)	05/21/25		55	54,657
McDermott International, Inc.,
Term Loan, 1 Month LIBOR + 5.000%
7.242%(c)	05/12/25		1,773	1,793,924

				1,848,581

Engineering & Construction — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.605%(c)	06/21/24		1,644	1,653,124
Pisces Midco, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
6.087%(c)	04/12/25		676	679,684

				2,332,808

Entertainment — 0.1%
Stars Group Holdings,
USD Term Loan, 3 Month LIBOR + 3.500%
5.886%(c)	07/10/25		1,778	1,791,854

Food Products — 0.1%
C.H. Guenther & Son, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%
4.992%(c)	03/31/25		131	130,509
Froneri International PLC,
Facility B1, 1 Month EURIBOR + 2.625%
2.625%(c)	01/31/25	EUR	1,000	1,163,807

				1,294,316

Foods — 0.0%
Chobani LLC,
New Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.742%(c)	10/10/23		72	70,108
JBS USA LUX SA,
Initial Term Loan, 3 Month LIBOR + 2.500%
4.862%(c)	10/30/22		113	113,347

				183,455

Health Care Providers & Services — 0.1%
Envision Healthcare Corp.,
Term Loan,
— %(p)	09/21/25		1,535	1,531,163

Healthcare – Services — 0.0%
AHP Health Partners, Inc.,
Term Loan, 1 Month LIBOR + 4.500%^
6.742%(c)	06/30/25		179	180,561

Healthcare-Products — 0.1%
DJO Finance LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 3.250%
5.540%(c)	06/08/20		864	863,174

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Healthcare-Products (cont’d.)
Immucor, Inc.,
Term B-3 Loan, 3 Month LIBOR +5.000%
7.386%(c)	06/15/21		947	$963,012
Ortho-Clinical Diagnostics, Inc.,
Second Amendment New Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	06/30/25		225	225,719

				2,051,905

Healthcare-Services — 0.0%
Dental Corp. Of Canada, Inc.,
Delayed Draw Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.245%(c)	06/06/25		59	59,191
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.992%(c)	06/06/25		117	118,085
Gentiva Health Services, Inc.,
Closing Date Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%^
6.000%(c)	07/02/25		478	483,283
Initial Loan (Second Lien), 2 Month LIBOR + 7.000%
9.337%(c)	07/02/26		69	71,107
Quorum Health Corp.,
Term Loan, 1 Month LIBOR + 6.750%
8.992%(c)	04/29/22		258	260,287

				991,953

Hotels, Restaurants & Leisure — 0.1%
GVC Holdings PLC,
Facility B2 (EUR), 3 Month EURIBOR + 2.750%
2.750%(c)	03/29/24	EUR	1,000	1,163,468
Las Vegas Sands LLC,
Refinancing Term Loan (2018), 1 Month LIBOR + 1.750%
3.992%(c)	03/27/25		717	716,580
Penn National Gaming, Inc.,
Term Loan,
— %(p)	08/15/25		87	87,373

				1,967,421

Household Products — 0.0%
Energizer Holdings, Inc.,
Term Loan,
— %(p)	06/20/25		75	75,563

Independent Power & Renewable Electricity Producers — 0.0%
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%^
5.320%(c)	11/28/24		92	92,877

Insurance — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
5.148%(c)	05/09/25		63	62,956
Asurion LLC,
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.742%(c)	08/04/25		524	538,629
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.492%(c)	05/30/25		132	131,341
USI, Inc.,
2017 New Term Loan, 3 Month LIBOR + 3.000%
5.386%(c)	05/16/24		219	219,294

				952,220

A243

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Internet Software & Services — 0.0%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
6.742%(c)	09/30/24	182	$183,202
Sedgwick Claims Management Services, Inc.,
Initial Loan (Second Lien), 1 - 3 Month LIBOR + 5.750%
8.027%(c)	02/28/22	114	114,321
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%
4.992%(c)	03/01/21	172	172,137

			469,660

IT Services — 0.0%
Access CIG LLC,
2018 Incremental Loan (Second Lien), 1 Month LIBOR + 7.750%
9.992%(c)	02/27/26	3	3,015
2018 Incremental Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.992%(c)	02/27/25	11	10,993
Delayed Draw Loan (Second Lien), PRIME + 7.750%
7.750%(c)	02/27/26	1	1,452
Delayed Draw Term Loan (First Lien), PRIME + 3.750%
3.750%(c)	02/27/25	9	9,458
Initial Loan (Second Lien), 1 Month LIBOR + 7.750%
9.992%(c)	02/27/26	27	27,306
Term B Loan (First Lien), 1 Month LIBOR + 3.750%
5.992%(c)	02/27/25	75	75,739
Peak 10 Holding Corp.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%
5.886%(c)	08/01/24	179	176,502
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.593%(c)	08/01/25	76	73,529
Tierpoint LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.992%(c)	05/06/24	177	174,934

			552,928

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.492%(c)	08/30/24	105	104,866

Machinery — 0.0%
Accudyne Industries LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	08/18/24	371	371,745
Altra Industrial Motion Corp.,
Term Loan, ^
— %(p)	09/18/25	219	219,342
Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	03/29/25	70	70,056
WP CPP Holdings, LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
6.207%(c)	04/30/25	64	64,399

			725,542

Machinery–Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.313%(c)	11/30/23	259	260,151

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Machinery-Diversified — 0.0%
Titan Acquisition Ltd.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	03/28/25	788	$762,603

Media — 0.1%
Altice France SA,
USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%
6.158%(c)	08/14/26	804	796,361
AVSC Holding Corp.,
Initial Loan (Second Lien), 3 Month LIBOR + 7.250%^
9.592%(c)	09/01/25	126	124,109
Initial Term Loan (First Lien), 2 Month LIBOR + 3.250%^
5.569%(c)	03/03/25	154	154,032
Charter Communications Operating LLC,
Term A-2 Loan, 1 Month LIBOR + 1.500%
3.750%(c)	03/31/23	1,578	1,575,566

			2,650,068

Miscellaneous Manufacturing — 0.0%
Auris LuxCo,
Term Loan,
— %(p)	07/20/25	188	190,233

Oil & Gas — 0.1%
California Resources Corp.,
Initial Loan, 1 Month LIBOR + 4.750%^
6.962%(c)	12/31/22	841	857,819
CNX Resources Corp.,
Initial Term B Loan, 1 Month LIBOR + 6.000%
8.250%(c)	11/28/22	363	370,496
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
8.165%(c)	03/01/24	249	234,683
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	10/30/24	134	132,731

			1,595,729

Oil & Gas Services — 0.0%
Pioneer Energy Services Corp.,
Term Loan, 1 Month LIBOR + 7.750%^
9.898%(c)	11/08/22	717	731,339
Weatherford International Ltd.,
Loan, 1 Month LIBOR + 1.425%^
3.675%(c)	07/13/20	277	273,451

			1,004,790

Oil, Gas & Consumable Fuels — 0.0%
Lucid Energy Group II Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.165%(c)	02/17/25	111	109,583
Midcoast Operating LP,
Tranche B Term Loan, 3 Month LIBOR + 5.500%
7.843%(c)	08/01/25	317	317,528
Vine Oil & Gas LP,
Term Loan B, 1 Month LIBOR + 6.875%
9.117%(c)	11/25/21	321	321,803

			748,914

A244

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Packaging & Containers — 0.0%
Verallia Packaging,
Facility B4, 1 Month EURIBOR + 2.750%
2.750%(c)	10/31/22	EUR	1,000	$1,158,631

Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%
5.750%(c)	05/04/25		376	379,550
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.104%(c)	06/02/25		184	184,898
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.500%(c)	04/29/24		434	436,552
Invictus U.S. Newco LLC,
Initial Term Loan (First Lien), 2 Month LIBOR + 3.000%
5.195%(c)	03/28/25		127	128,234
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%
8.826%(c)	03/30/26		70	70,175

				1,199,409

Retail — 0.0%
Beacon Roofing Supply, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.383%(c)	01/02/25		155	154,767
Neiman Marcus Group LLC,
Other Term Loan, 1 Month LIBOR + 3.250%
5.370%(c)	10/25/20		341	316,185
SRS Distribution, Inc.,
Initial Term Loan, 2 Month LIBOR + 3.250%
5.441%(c)	05/23/25		455	450,775

				921,727

Semiconductors — 0.0%
Applied Systems, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.000%
9.386%(c)	09/19/25		34	34,668

Software — 0.1%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	07/12/24		72	72,293
BMC Software, Inc.,
Term Loan,
— %(p)	09/01/25		568	573,127
Cypress Intermediate Holdings III, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
5.250%(c)	04/29/24		138	138,112
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%
8.992%(c)	04/28/25		41	41,231
Mitchell International, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.492%(c)	11/29/24		89	88,418
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.492%(c)	12/01/25		171	170,038
Severin Acquisition LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.354%(c)	08/01/25		114	113,929
SS&C Technologies Holdings, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.492%(c)	04/16/25		434	434,631

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Software (cont’d.)
Term B-4 Loan, 1 Month LIBOR +2.250%
4.492%(c)	04/16/25		155	$154,720
Term Loan,
— %(p)	04/16/25		107	107,050

				1,893,549

Specialty Retail — 0.1%
EG Group Ltd.,
Facility B (EUR), 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	660	767,588
Facility B3 (EUR), 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	336	391,218

				1,158,806

Technology — 0.0%
Kronos, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.250%
10.593%(c)	11/01/24		693	706,859

Technology Services — 0.1%
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
6.742%(c)	08/27/25		1,616	1,621,245

Telecommunications — 0.2%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.992%(c)	01/31/25		930	923,386
Digicel International Finance Ltd.,
Initial Term B Loan (First Lien), 3 Month LIBOR + 3.250%
5.570%(c)	05/27/24		271	257,972
Intelsat Jackson Holdings SA,
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
5.980%(c)	11/27/23		109	109,590
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.730%(c)	01/02/24		337	354,255
Tranche B-5 Term Loan, 1 Month LIBOR + 4.125%
6.625%(c)	01/02/24		1,875	1,950,431
Ligado Networks LLC,
Junior Loan, 3 Month LIBOR + 12.500%
14.820%(c)	12/07/20		748	203,800

				3,799,434

Transportation — 0.0%
Deck Chassis Acquisition, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%^
8.242%(c)	06/15/23		56	56,419
Uber Technologies, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.120%(c)	04/04/25		537	539,607

				596,026

TOTAL BANK LOANS (cost $48,937,664)				48,018,542

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class B
4.507%(cc)	09/15/48		240	243,916

A245

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC35, Class A4
3.818%	11/10/48	660	$664,946
Series 2016-GC36, Class A5
3.616%	02/10/49	370	366,921
Commercial Mortgage Trust,
Series 2012-LC4, Class A4
3.288%	12/10/44	200	199,080
Series 2013-LC6, Class AM
3.282%	01/10/46	190	187,362
Series 2014-CR17, Class A5
3.977%	05/10/47	360	367,499
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	350,047
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A4
3.504%	06/15/57	200	197,390
DBJPM Mortgage Trust,
Series 2016-C1, Class B
4.195%(cc)	05/10/49	220	221,119
Fannie Mae-Aces,
Series 2017-M4, Class A2
2.683%(cc)	12/25/26	1,300	1,212,854
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class A2
3.389%	03/25/24	700	703,365
Series K056, Class A2
2.525%	05/25/26	1,835	1,724,222
Series K057, Class A2
2.570%	07/25/26	3,255	3,063,369
Series K062, Class A2
3.413%	12/25/26	2,640	2,621,919
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	162,630
Series 2013-GC16, Class A3
4.244%	11/10/46	250	258,116
Series 2014-GC20, Class A5
3.998%	04/10/47	490	500,419
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	256,763
Series 2013-C14, Class AS
4.409%(cc)	08/15/46	130	133,339
Series 2013-C17, Class A4
4.199%	01/15/47	510	525,465
Series 2014-C19, Class A4
3.997%	04/15/47	880	897,843
Series 2014-C22, Class A4
3.801%	09/15/47	1,030	1,039,675
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3
4.171%	08/15/46	142	144,907
Series 2012-C8, Class A3
2.829%	10/15/45	370	361,695
Series 2012-CBX, Class AS
4.271%	06/15/45	170	173,916

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.219%(cc)	07/15/46	500	$512,087
Series 2013-C13, Class A4
4.039%	11/15/46	310	316,151
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	153,823
Series 2015-C20, Class A4
3.249%	02/15/48	700	680,759
Series 2015-C27, Class A4
3.753%	12/15/47	760	761,330
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.244%	03/15/45	330	327,686
Series 2015-MS1, Class A4
3.779%(cc)	05/15/48	450	450,698
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	725	707,522
Series 2013-C6, Class A4
3.244%	04/10/46	650	643,535
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A5
3.817%	08/15/50	990	999,343
Series 2018-C44, Class A5
4.212%	05/15/51	570	582,521
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45	340	339,049
Series 2012-C10, Class A3
2.875%	12/15/45	595	580,918
Series 2012-C10, Class AS
3.241%	12/15/45	390	383,383
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	462,072
Series 2014-C25, Class B
4.236%(cc)	11/15/47	210	208,555

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $25,668,113)			24,688,209

CONVERTIBLE BONDS — 0.0%
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	251	239,395

Oil & Gas — 0.0%
Ensco Jersey Finance Ltd.,
Gtd. Notes
3.000%	01/31/24(a)	298	296,704
PDC Energy, Inc.,
Gtd. Notes
1.125%	09/15/21	18	17,421

			314,125

A246

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Telecommunications — 0.0%
Intelsat SA,
Gtd. Notes, 144A
4.500%	06/15/25	60	$111,180

TOTAL CONVERTIBLE BONDS (cost $638,853)			664,700

CORPORATE BONDS — 23.8%
Advertising — 0.1%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22	169	57,459
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20	963	994,009
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21	145	145,287
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24(a)	411	363,735

			1,560,490

Aerospace & Defense — 0.5%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	707	711,419
5.900%	02/01/27	224	227,945
BBA US Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/26	330	330,413
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22	97	97,546
6.000%	10/15/22	25	25,064
6.125%	01/15/23	1,193	1,198,219
7.450%	05/01/34	215	218,225
7.500%	12/01/24	1,038	1,095,089
7.500%	03/15/25	1,180	1,216,875
7.750%	03/15/20	104	108,745
8.750%	12/01/21	692	763,345
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20	70	69,308
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/25	243	250,363
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	870	871,083
4.950%	02/15/21	966	993,540
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20	460	453,592
Pioneer Holdings LLC/Pioneer Finance Corp. (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	11/01/22	200	206,500
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22	490	476,866

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Spirit AeroSystems, Inc.,
Gtd. Notes
3.850%	06/15/26		125	$119,359
3.950%	06/15/23		750	746,562
TransDigm UK Holdings PLC,
Gtd. Notes, 144A
6.875%	05/15/26		944	968,780
TransDigm, Inc.,
Gtd. Notes
6.500%	07/15/24		64	65,568
6.500%	05/15/25		323	329,056
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		1,300	1,294,227
3.950%	08/16/25		505	502,610

				13,340,299

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		460	402,355
4.000%	01/31/24		1,000	1,014,551
5.375%	01/31/44		225	241,973
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
2.297%	08/14/20		630	617,379
2.764%	08/15/22		1,005	968,358
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20		2,000	1,972,871
4.125%	03/04/43		500	463,134
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20		73	72,851
4.000%	06/12/22		170	171,050
6.875%	05/01/20		500	527,019

				6,451,541

Airlines — 0.0%
Virgin Australia 2013-1C Pass-Through Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18		86	85,795

Apparel — 0.0%
PVH Corp.,
Sr. Unsec’d. Notes
3.125%	12/15/27	EUR	114	131,486
SMCP Group SAS (France),
Sr. Sec’d. Notes
5.875%	05/01/23	EUR	49	59,424

				190,910

Auto Manufacturers — 0.5%
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes, GMTN
3.750%	03/29/24	EUR	100	126,359
Fiat Chrysler Finance Europe SA (United Kingdom),
Gtd. Notes, GMTN
4.750%	07/15/22	EUR	150	195,927

A247

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.897%	08/12/19		515	$509,430
2.021%	05/03/19(a)		1,100	1,093,352
2.425%	06/12/20		790	773,988
3.336%	03/18/21		685	675,250
3.813%	10/12/21		585	580,835
4.140%	02/15/23(a)		900	885,296
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		100	93,461
5.200%	04/01/45		300	272,536
6.250%	10/02/43		100	102,543
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	05/09/19		495	493,703
2.650%	04/13/20		1,100	1,089,319
3.100%	01/15/19		1,245	1,245,969
3.450%	04/10/22		775	762,221
4.200%	03/01/21		800	809,964
4.350%	01/17/27		200	191,075
5.250%	03/01/26		305	312,538
Jr. Sub. Notes
5.750%	12/31/49		424	401,740
Sr. Unsec’d. Notes
4.150%	06/19/23		695	692,220
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes
4.500%	01/15/26	EUR	100	113,339
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26		124	128,650
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25(a)		324	336,960
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)		656	552,680
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.000%	01/24/25	EUR	100	113,614
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25		265	253,075

				12,806,044

Auto Parts & Equipment — 0.1%
Adler Pelzer Holding GmbH (Germany),
Sr. Sec’d. Notes
4.125%	04/01/24	EUR	100	116,238
Federal-Mogul LLC/Federal-Mogul Financing Corp.,
Sr. Sec’d. Notes
5.000%	07/15/24	EUR	200	247,048
GKN Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.375%	05/12/32	GBP	100	128,386
Goodyear Dunlop Tires Europe BV,
Gtd. Notes
3.750%	12/15/23	EUR	100	118,884

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%
3.250%	09/15/23	EUR	225	$268,856
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26	EUR	100	119,791
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% or PIK 5.250%
4.500%	09/15/23		254	245,773
Lear Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/27		800	742,717
LKQ Italia Bondco SpA,
Gtd. Notes
3.875%	04/01/24	EUR	100	123,019

				2,110,712

Banks — 3.8%
Allied Irish Banks PLC (Ireland),
Sub. Notes, EMTN
4.125%	11/26/25	EUR	200	246,026
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.050%	09/23/19		1,400	1,388,707
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
7.000%	12/29/49	EUR	200	236,469
Banco BPM SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	04/24/23	EUR	100	109,788
2.750%	07/27/20	EUR	100	117,428
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
2.625%	05/08/17	EUR	300	104,494
4.750%	01/15/18	EUR	400	133,521
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%	03/12/49	EUR	200	233,731
Sr. Unsec’d. Notes
3.500%	04/11/22		800	782,999
Bank of America Corp.,
Jr. Sub. Notes
5.125%	12/29/49		310	312,325
6.100%	12/29/49		1,148	1,202,529
6.250%	09/29/49		820	864,075
6.500%	10/29/49		304	328,167
Sr. Unsec’d. Notes
3.004%	12/20/23		331	321,214
Sr. Unsec’d. Notes, MTN
2.881%	04/24/23		1,800	1,750,266
3.499%	05/17/22		900	899,506
3.824%	01/20/28		1,600	1,556,994
3.864%	07/23/24		900	899,995
4.244%	04/24/38		400	390,497
4.271%	07/23/29		810	809,023
Sub. Notes
6.110%	01/29/37		150	172,507
Sub. Notes, MTN
4.450%	03/03/26		1,000	1,001,206

A248

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of Ireland (Ireland),
Sub. Notes, EMTN
4.250%	06/11/24	EUR	100	$118,813
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.100%	12/12/19		670	663,598
Bankia SA (Spain),
Jr. Sub. Notes
6.375%	12/31/49	EUR	200	235,693
Sub. Notes
3.375%	03/15/27	EUR	100	120,026
Sub. Notes, MTN
4.000%	05/22/24	EUR	100	118,312
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/11/21		1,170	1,146,995
Barclays PLC (United Kingdom),
Sub. Notes
4.375%	09/11/24		740	713,553
5.200%	05/12/26		200	196,512
CaixaBank SA (Spain),
Sub. Notes, EMTN
3.500%	02/15/27	EUR	100	122,608
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20		975	954,591
2.500%	05/12/20		440	434,714
3.200%	01/30/23		900	872,195
3.300%	10/30/24		500	476,003
3.450%	04/30/21		634	633,343
Capital One NA,
Sr. Unsec’d. Notes
2.350%	01/31/20		1,400	1,384,436
2.650%	08/08/22		1,200	1,153,358
CIT Group, Inc.,
Jr. Sub. Notes
5.800%	12/31/49		290	285,650
Sr. Unsec’d. Notes
5.250%	03/07/25		153	156,060
Sr. Unsec’d. Notes, MTN
6.000%	04/01/36		450	419,625
Sub. Notes
6.125%	03/09/28		118	123,310
Citibank NA,
Sr. Unsec’d. Notes
3.400%	07/23/21		650	649,894
Citigroup, Inc.,
Jr. Sub. Notes
5.950%	12/29/49		205	211,058
Sr. Unsec’d. Notes
2.050%	06/07/19		600	597,044
2.450%	01/10/20		280	277,556
2.750%	04/25/22		1,100	1,066,972
3.142%	01/24/23		1,000	980,757
3.668%	07/24/28		1,100	1,047,397
4.044%	06/01/24		1,200	1,202,495
4.500%	01/14/22		800	822,623

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20		375	$369,955
Compass Bank,
Sr. Unsec’d. Notes
3.500%	06/11/21		900	895,453
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25		250	247,568
Gtd. Notes, MTN
3.875%	02/08/22		600	604,525
Jr. Sub. Notes
6.625%	12/29/49	EUR	200	257,621
Sr. Unsec’d. Notes
2.250%	01/14/19		500	499,569
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.500%	07/17/49		200	205,750
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28		2,000	1,945,165
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		555	549,927
3.450%	04/16/21		685	682,254
Discover Bank,
Sr. Unsec’d. Notes
2.600%	11/13/18		490	489,965
4.650%	09/13/28		1,135	1,135,039
Erste Group Bank AG (Austria),
Jr. Sub. Notes
6.500%	12/31/49	EUR	200	247,851
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.000%	12/31/49		288	271,787
Sr. Unsec’d. Notes
2.300%	12/13/19		895	887,147
2.350%	11/15/21		370	356,981
2.875%	02/25/21		875	863,322
3.000%	04/26/22		800	783,787
3.272%	09/29/25		900	859,951
3.500%	11/16/26		365	346,382
3.625%	01/22/23		200	199,255
3.750%	02/25/26		1,700	1,651,829
3.850%	01/26/27		200	194,038
4.017%	10/31/38		400	370,769
4.411%	04/23/39		800	775,447
5.750%	01/24/22		600	638,347
6.250%	02/01/41		300	360,580
Sub. Notes
6.750%	10/01/37		450	541,330
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
6.850%	03/29/49		200	202,400
Hongkong & Shanghai Banking Corp. Ltd. (The) (Hong Kong),
Jr. Sub. Notes, 3 Month LIBOR + 0.000%
2.563%	12/31/49		100	76,669
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.000%	12/31/49		418	400,967

A249

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.250%	12/31/49		515	$513,069
Sr. Unsec’d. Notes
3.033%	11/22/23		1,590	1,535,670
3.400%	03/08/21(a)		1,550	1,546,981
3.600%	05/25/23		500	495,027
3.900%	05/25/26		1,000	969,768
3.950%	05/18/24(a)		455	452,027
4.041%	03/13/28		1,000	963,343
4.292%	09/12/26		870	861,452
4.300%	03/08/26		465	462,981
Sub. Notes
4.375%	11/23/26		600	589,711
5.250%	03/14/44		300	312,779
6.500%	09/15/37		150	177,888
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.375%	03/10/20		520	514,604
IKB Deutsche Industriebank AG (Germany),
Sub. Notes
4.000%	01/31/28	EUR	100	118,137
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		345	336,520
4.100%	10/02/23		1,285	1,285,957
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%	12/29/49	EUR	400	476,929
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%	12/29/49		650	654,875
5.300%	12/29/49		574	586,915
6.000%	12/29/49		77	79,984
6.100%	12/29/49		175	181,125
Sr. Unsec’d. Notes
2.400%	06/07/21		800	780,000
2.550%	03/01/21		1,100	1,080,259
2.700%	05/18/23		800	769,275
2.950%	10/01/26		800	743,744
3.200%	01/25/23		200	197,133
3.220%	03/01/25		900	872,087
3.250%	09/23/22		400	396,463
3.882%	07/24/38		500	466,995
4.005%	04/23/29		620	609,496
4.203%	07/23/29		895	892,339
4.260%	02/22/48		600	577,307
4.350%	08/15/21		400	410,175
Sub. Notes
3.375%	05/01/23		500	490,801
3.625%	12/01/27(a)		800	754,489
3.875%	09/10/24		700	693,320
4.950%	06/01/45(a)		300	314,595
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.450%	05/08/25(a)		880	878,178
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.998%	02/22/22		195	190,809
3.455%	03/02/23		1,200	1,184,427
3.535%	07/26/21		265	265,207

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Morgan Stanley,
Jr. Sub. Notes
5.450%	07/29/49		779	$787,959
Sr. Unsec’d. Notes
2.800%	06/16/20		995	987,184
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25		365	363,783
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21		800	777,848
2.750%	05/19/22		600	581,839
3.125%	07/27/26		2,180	2,031,017
4.300%	01/27/45		100	96,343
5.625%	09/23/19		400	409,951
Sub. Notes, MTN
4.100%	05/22/23		1,300	1,308,048
National Bank of Canada (Canada),
Gtd. Notes
2.150%	06/12/20		900	884,198
Regions Bank,
Sr. Unsec’d. Notes
2.750%	04/01/21		1,600	1,571,666
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%	12/29/49		200	204,750
Sr. Unsec’d. Notes
3.875%	09/12/23		1,000	971,361
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes
2.300%	03/11/20		1,700	1,678,750
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
1.762%	10/19/18		285	284,892
1.966%	01/11/19		805	803,532
SunTrust Bank,
Sr. Unsec’d. Notes
2.590%	01/29/21		820	811,526
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
2.450%	03/30/21		1,600	1,564,440
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes
5.000%	12/31/49		200	176,499
UniCredit SpA (Italy),
Sub. Notes, EMTN
4.375%	01/03/27	EUR	100	119,521
6.950%	10/31/22	EUR	100	133,492
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%	12/29/49		560	589,058
5.900%	12/29/49		105	106,575
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21		1,500	1,487,453
Sub. Notes, MTN
4.100%	06/03/26		280	276,775
4.650%	11/04/44		175	170,338
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20		1,100	1,085,910

A250

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Zions Bancorp NA,
Sr. Unsec’d. Notes
3.500%	08/27/21	490	$487,169

			95,393,006

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	770	758,820
3.300%	02/01/23	900	889,798
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	01/12/24	255	252,346
4.375%	04/15/38	395	380,111
Constellation Brands, Inc.,
Gtd. Notes
3.700%	12/06/26	1,400	1,331,463
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	640	638,839
4.597%	05/25/28	390	391,901
Molson Coors Brewing Co.,
Gtd. Notes
1.450%	07/15/19	110	108,709
2.250%	03/15/20	350	344,888
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23	600	586,640
4.000%	03/05/42	100	98,478

			5,781,993

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	705	684,684
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20	140	138,839
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	180	179,068
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,500	1,449,774
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20	890	881,054

			3,333,419

Building Materials — 0.1%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	118	112,689
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21	387	391,354
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	167	154,058

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
4.875%	12/15/27		25	$22,781
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	11/15/27		330	302,492
4.450%	04/01/25		500	504,908
Masonite International Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	09/15/26		195	195,488
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		260	271,050
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26		130	134,875
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		70	69,913
Titan Global Finance PLC (Greece),
Gtd. Notes
3.500%	06/17/21	EUR	100	121,155
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27		85	85,936

				2,366,699

Chemicals — 0.5%
Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23		316	320,739
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25		1,000	995,299
Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes
3.750%	01/15/25	EUR	100	119,593
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		316	309,679
Blue Cube Spinco LLC,
Gtd. Notes
9.750%	10/15/23		631	713,819
10.000%	10/15/25		204	234,599
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		199	176,115
5.150%	03/15/34		110	104,500
Chemours Co. (The),
Gtd. Notes
4.000%	05/15/26	EUR	283	328,955
5.375%	05/15/27(a)		520	501,436
6.625%	05/15/23		54	56,408
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.200%	05/01/20		260	256,587
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		235	220,900

A251

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Sr. Sec’d. Notes, 144A
10.375%	02/01/22		222	$215,895
INEOS Finance PLC (Luxembourg),
Sr. Sec’d. Notes
4.000%	05/01/23	EUR	100	118,480
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes
5.375%	08/01/24	EUR	100	122,051
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28		275	277,443
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		600	603,006
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		991	1,069,041
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		331	318,670
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27		210	202,650
Platform Specialty Products Corp.,
Gtd. Notes, 144A
5.875%	12/01/25(a)		1,593	1,571,925
6.500%	02/01/22		2,330	2,370,775
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25		643	638,178
Sr. Sec’d. Notes, 144A
6.750%	11/15/22		291	302,765
PSPC Escrow Corp.,
Sr. Unsec’d. Notes
6.000%	02/01/23	EUR	100	121,615
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19		300	307,877
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.250%	05/15/20		230	226,629
3.125%	06/01/24		225	216,109
Solvay Finance SA (Belgium),
Gtd. Notes
5.118%	12/29/49	EUR	100	127,718
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes
6.500%	10/01/26	EUR	100	117,278
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26		244	247,660

				13,514,394

Coal — 0.0%
CONSOL Energy, Inc.,
Sec’d. Notes, 144A
11.000%	11/15/25		590	668,175
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.500%	06/15/25		338	348,140

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Coal (cont’d.)

				$1,016,315

Commercial Services — 0.7%
AA Bond Co. Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.875%	07/31/43	GBP	125	162,973
ADT Security Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		335	316,994
4.125%	06/15/23(a)		513	490,546
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		511	410,078
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20		283	282,999
Sr. Sec’d. Notes
7.875%	12/01/22		203	207,059
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.250%	08/01/26		286	288,932
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.125%	06/01/22		201	206,301
Blitz (Germany),
Sr. Sec’d. Notes
6.000%	07/30/26	EUR	100	117,119
Carriage Services, Inc.,
Gtd. Notes, 144A
6.625%	06/01/26		151	154,398
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes
2.375%	11/15/22	EUR	200	232,211
Financial & Risk US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26		801	796,146
Sr. Sec’d. Notes
4.500%	05/15/26	EUR	118	135,921
Sr. Sec’d. Notes, 144A
4.500%	05/15/26	EUR	490	563,549
6.250%	05/15/26		388	389,432
Flexi-Van Leasing, Inc.,
Sec’d. Notes, 144A
10.000%	02/15/23		120	104,400
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		213	214,472
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26		211	216,011
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		79	83,543
7.750%	06/01/24		188	202,299
Hertz Corp. (The),
Sec’d. Notes, 144A
7.625%	06/01/22(a)		489	482,888
Hertz Holdings Netherlands BV,
Gtd. Notes
5.500%	03/30/23	EUR	100	118,533

A252

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		2,320	$2,315,546
4.750%	08/01/28		265	265,882
Iron Mountain UK PLC,
Gtd. Notes, MTN
3.875%	11/15/25	GBP	100	123,824
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		1,660	1,672,450
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25		142	152,058
Loxam SAS (France),
Sec’d. Notes
3.500%	05/03/23	EUR	100	120,041
Matthews International Corp.,
Gtd. Notes, 144A
5.250%	12/01/25		74	71,595
Nexi Capital SpA (Italy),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.625% (Cap N/A, Floor 3.625%)
3.625%(c)	05/01/23	EUR	100	115,870
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		106	103,880
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		413	402,675
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		1,275	1,363,613
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25		193	193,000
S&P Global, Inc.,
Gtd. Notes
2.950%	01/22/27		1,315	1,218,232
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		195	198,206
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24		144	141,840
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)		489	429,098
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21		245	245,838
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		466	452,020
4.875%	01/15/28		195	182,813
5.875%	09/15/26		141	144,701
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes
6.000%	11/01/22	EUR	113	135,111

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Verisure Midholding AB (Sweden),
Gtd. Notes
5.750%	12/01/23	EUR	100	$117,715
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		710	733,075
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23		140	139,825

				17,215,712

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24		235	230,379
4.650%	02/23/46		365	394,323
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes
8.375%	09/01/26	EUR	130	152,059
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26(a)		1,608	1,631,315
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		102	100,215
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24(a)		796	853,869
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		200	200,505
6.020%	06/15/26		325	347,371
8.350%	07/15/46		90	112,028
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20		45	44,625
4.250%	04/15/24		100	100,253
4.750%	04/15/27		1,275	1,305,102
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		160	153,400
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18		398	398,014
3.500%	10/05/21		125	124,865
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19		425	420,858
HP, Inc.,
Sr. Unsec’d. Notes
2.750%	01/14/19(a)		1,200	1,200,487
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		1,386	1,340,366

				9,110,034

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26		405	406,013

A253

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Distribution/Wholesale (cont’d.)
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25(a)		496	$473,680
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24		1,913	2,011,041
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		303	293,910
Rexel SA (France),
Sr. Unsec’d. Notes
3.500%	06/15/23	EUR	157	188,918

				3,373,562

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23		1,200	1,156,157
3.650%	07/21/27		186	170,573
4.125%	07/03/23		900	893,374
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22(a)		544	548,079
Gtd. Notes, MTN, 144A
5.875%	11/01/21		471	480,419
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		2,298	2,783,453
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22		900	862,754
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20		1,400	1,384,320
2.250%	05/05/21		1,100	1,072,224
Banca IFIS SpA (Italy),
Sub. Notes, EMTN
4.500%	10/17/27	EUR	100	107,745
Blackstone CQP Holdco LP,
Sr. Sec’d. Notes, 144A
6.000%	08/18/21		267	266,972
6.500%	03/20/21		1,634	1,638,793
Bracken MidCo1 PLC (United Kingdom),
Sr. Sec’d. Notes, Cash coupon 8.750% or PIK N/A
8.875%	10/15/23	GBP	100	129,526
Brookfield Finance, Inc. (Canada),
Gtd. Notes
3.900%	01/25/28		1,163	1,105,458
Cabot Financial Luxembourg SA (United Kingdom),
Sr. Sec’d. Notes
7.500%	10/01/23	GBP	100	127,079
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27		800	761,212
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25		800	770,932

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Garfunkelux Holdco 3 SA (Luxembourg),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.500%(c)	09/01/23	EUR	100	$103,310
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25(a)		290	289,155
Sr. Unsec’d. Notes
3.750%	09/21/28		235	232,529
Intrum AB (Sweden),
Sr. Unsec’d. Notes
2.750%	07/15/22	EUR	100	112,377
Jefferies Finance LLC/JFIN Co- Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		447	449,235
7.375%	04/01/20		410	416,663
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.850%	01/15/27		1,408	1,384,345
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, MTN
6.250%	09/15/21	GBP	100	133,599
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22		30	30,075
5.250%	10/01/25		346	325,240
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN(d)
2.450%	02/05/14	EUR	900	35,528
4.750%	01/16/14	EUR	415	16,382
5.375%	10/17/12	EUR	50	1,974
LHC3 PLC (United Kingdom),
Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%
4.125%	08/15/24	EUR	101	116,942
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.875%	11/01/24		112	114,800
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26(a)		920	876,742
3.500%	02/26/28		425	419,621
Mulhacen Pte Ltd. (Singapore),
Sr. Sec’d. Notes, Cash coupon 6.500% or PIK 7.250%
6.500%	08/01/23	EUR	153	177,211
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26		1,032	995,673
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		333	348,751
9.125%	07/15/26		226	236,735
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24		85	83,300
6.500%	06/15/22		78	81,060
6.625%	07/26/21		216	225,180
6.750%	06/25/25		131	131,491
6.750%	06/15/26		450	444,375
7.250%	09/25/23(a)		228	241,680

A254

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, MTN
5.500%	01/25/23		173	$172,568
5.625%	08/01/33		271	226,963
Navient Solutions LLC,
Sr. Unsec’d. Notes
3.317%(s)	10/03/22		910	792,983
NFP Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/25		103	103,000
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.900%	07/18/22		1,280	1,237,832
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23		28	27,895
6.125%	05/15/22		30	30,938
6.875%	03/15/25		381	380,048
7.125%	03/15/26		518	515,410
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		200	199,593
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22		1,100	1,078,788
3.300%	04/01/27		1,225	1,173,267
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25		606	589,335
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26		208	211,259
Vantiv LLC/Vantiv Issuer Corp.,
Gtd. Notes, 144A
3.875%	11/15/25	GBP	100	127,108
4.375%	11/15/25		215	204,250
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25		960	930,837
4.300%	12/14/45		840	868,554

				31,153,671

Electric — 0.9%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27(a)		385	388,849
5.500%	04/15/25		248	254,199
6.000%	05/15/26		347	365,651
Alabama Power Co.,
Sr. Unsec’d. Notes
3.700%	12/01/47		200	180,527
3.750%	03/01/45		135	123,751
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		195	236,062
Sr. Unsec’d. Notes, 144A
4.450%	01/15/49		200	199,447
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		1,190	1,102,238

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
5.875%	01/15/24		152	$153,140
Sr. Unsec’d. Notes
5.375%	01/15/23(a)		316	298,620
5.750%	01/15/25(a)		265	234,525
Clearway Energy Operating LLC,
Gtd. Notes
5.375%	08/15/24		261	262,305
Gtd. Notes, 144A
5.750%	10/15/25		536	540,717
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		200	195,877
ContourGlobal Power Holdings SA (Spain),
Sr. Sec’d. Notes
3.375%	08/01/23	EUR	100	115,861
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42		400	367,810
4.450%	03/15/21		500	509,291
DTE Energy Co.,
Sr. Unsec’d. Notes
3.700%	08/01/23		580	579,026
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46		95	83,482
5.050%	09/15/19		500	509,550
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28		685	684,421
3.850%	11/15/42		400	378,875
Enel SpA (Italy),
Jr. Sub. Notes
7.750%	09/10/75	GBP	100	141,746
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,000	982,547
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		300	305,431
Gas Natural Fenosa Finance BV (Spain),
Gtd. Notes
4.125%	11/29/49	EUR	100	121,915
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		300	282,648
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19		700	698,072
3.550%	05/01/27		570	548,407
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		165	161,700
4.500%	09/15/27		48	45,960
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		300	272,301
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24		78	81,120

A255

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
6.625%	01/15/27		888	$932,400
Gtd. Notes, 144A
5.750%	01/15/28(a)		181	182,810
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25		1,000	960,094
7.000%	05/01/32		100	128,882
Orano SA (France),
Sr. Unsec’d. Notes, EMTN
4.875%	09/23/24	EUR	100	119,066
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		400	394,465
3.250%	06/15/23(a)		500	482,820
3.750%	08/15/42		100	85,161
Sr. Unsec’d. Notes, 144A
4.250%	08/01/23		845	849,352
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	961,019
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		200	179,970
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	98,306
4.400%	01/15/21		500	509,655
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23		900	896,656
4.150%	09/15/21		250	253,141
Public Service Co. of Colorado,
First Mortgage
4.100%	06/15/48		500	495,721
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48		155	155,625
RWE AG (Germany),
Jr. Sub. Notes
2.750%	04/21/75	EUR	20	23,718
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23		170	164,084
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		1,000	922,326
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		100	100,864
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		213	162,945
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		500	482,597
4.300%	06/15/48		180	178,888
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		320	311,689

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Vistra Energy Corp.,
Gtd. Notes
7.625%	11/01/24		183	$196,954
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26		256	258,880

				21,894,159

Electrical Components & Equipment — 0.0%
Belden, Inc.,
Gtd. Notes
4.125%	10/15/26	EUR	100	123,071
Energizer Gamma Acquisition BV,
Sr. Sec’d. Notes
4.625%	07/15/26	EUR	100	120,459
Energizer Gamma Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	07/15/26(a)		216	223,290
Senvion Holding GmbH (Germany),
Sr. Sec’d. Notes, 144A
3.875%	10/25/22	EUR	100	104,071

				570,891

Electronics — 0.2%
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24		1,100	1,027,881
3.550%	10/01/27		1,825	1,659,242
Amphenol Corp.,
Sr. Unsec’d. Notes
2.550%	01/30/19		700	699,615
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.250%	09/08/24		365	344,985
Fortive Corp.,
Sr. Unsec’d. Notes
1.800%	06/15/19		29	28,723
3.150%	06/15/26		200	186,197
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26		30	28,800
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		561	559,598
5.625%	11/01/24		140	144,550
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19		555	552,526
2.375%	12/17/18		250	249,860
3.125%	08/15/27		195	181,341

				5,663,318

Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24		167	168,670
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23(a)		218	213,095

A256

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Energy-Alternate Sources (cont’d.)
5.000%	01/31/28		218	$202,740
6.625%	06/15/25		35	37,100

				621,605

Engineering & Construction — 0.1%
Brand Industrial Services, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	07/15/25(a)		405	416,291
Engility Corp.,
Gtd. Notes
8.875%	09/01/24		227	246,863
frontdoor, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/26		179	184,370
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		90	90,675
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22		195	208,772
Pisces Midco, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26		226	227,695
SPIE SA (France),
Gtd. Notes
3.125%	03/22/24	EUR	100	117,411
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25(a)		159	163,373
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes
6.625%	08/15/25		69	65,723
WFS Global Holding SAS (Luxembourg),
Sr. Sec’d. Notes
9.500%	07/15/22	EUR	100	121,620

				1,842,793

Entertainment — 0.2%
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25		96	101,519
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		420	400,050
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28		84	78,540
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes
6.750%	11/01/21	EUR	100	109,211
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes
4.250%	02/28/47	GBP	100	130,214
Delta Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	09/15/26		142	143,775
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25		115	116,438

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		72	$73,166
5.375%	11/01/23		60	62,006
5.375%	04/15/26		536	544,313
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27		273	276,385
Ladbrokes Group Finance PLC (United Kingdom),
Gtd. Notes
5.125%	09/08/23	GBP	200	273,968
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		35	34,300
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		792	752,400
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		320	312,000
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26		222	229,035
Vue International Bidco PLC (United Kingdom),
Sr. Sec’d. Notes
7.875%	07/15/20	GBP	108	141,120
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		145	143,913
Sr. Sec’d. Notes
4.125%	11/01/24	EUR	100	120,155

				4,042,508

Environmental Control — 0.1%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		199	200,493
Hulk Finance Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26		268	258,955
Paprec Holding SA (France),
Sr. Sec’d. Notes
4.000%	03/31/25	EUR	100	116,819
Tervita Escrow Corp. (Canada),
Sec’d. Notes, 144A
7.625%	12/01/21		485	500,156
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26		97	94,818
Wrangler Buyer Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/25		472	453,120

				1,624,361

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26		208	203,839

A257

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Food Service (cont’d.)
Gtd. Notes, 144A
5.000%	02/01/28(a)		607	$595,619

				799,458

Foods — 0.3%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		167	150,299
6.625%	06/15/24		128	123,039
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		62	59,209
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN
4.498%	03/07/24	EUR	200	220,981
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)		290	263,538
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23		627	608,054
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,006	979,593
5.875%	07/15/24		559	550,615
6.750%	02/15/28		385	382,594
JM Smucker Co. (The),
Sr. Unsec’d. Notes
2.500%	03/15/20		325	321,892
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22		625	605,419
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	03/01/25		199	197,508
5.625%	01/15/28		88	84,700
5.750%	03/01/27(a)		251	245,980
Simmons Foods, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	01/15/24		164	169,740
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19		365	363,386
2.600%	10/01/20		710	701,155
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		385	384,320

				6,412,022

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	01/15/26		141	138,180
6.500%	02/01/24		137	140,096
Smurfit Kappa Acquisitions ULC (Ireland),
Gtd. Notes
2.875%	01/15/26	EUR	117	140,088

				418,364

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21	670	$682,529
NiSource, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	06/15/23	1,160	1,145,533
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	650	605,982
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22	145	144,819
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	383	386,830

			2,965,693

Healthcare-Products — 0.7%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.550%	03/15/22	1,025	995,101
3.400%	11/30/23	1,100	1,095,761
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24(a)	1,646	1,670,689
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25(a)	579	597,818
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26	2,020	1,836,022
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20	385	379,156
2.675%	12/15/19	188	186,945
2.894%	06/06/22	375	364,592
3.363%	06/06/24	2,000	1,932,364
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.850%	05/15/20	145	143,958
3.850%	05/15/25	900	895,313
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	1,030	1,051,888
Immucor, Inc.,
Gtd. Notes, 144A
11.125%	02/15/22	116	117,450
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	214	211,860
5.500%	04/15/25(a)	262	219,425
5.625%	10/15/23	63	55,755
5.750%	08/01/22(a)	293	270,293
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22	585	581,029
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	1,775	1,734,175

A258

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Sotera Health Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	330	$339,900
Stryker Corp.,
Sr. Unsec’d. Notes
2.000%	03/08/19	235	234,314
3.375%	05/15/24	1,000	979,731
3.375%	11/01/25	500	480,681
4.375%	05/15/44	300	289,527
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	56	55,440
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23	305	295,698
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20	905	896,204
3.700%	03/19/23	225	223,513

			18,134,602

Healthcare-Services — 1.0%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	63	62,843
5.625%	02/15/23	216	217,079
6.500%	03/01/24	522	539,618
AHP Health Partners, Inc.,
Gtd. Notes, 144A
9.750%	07/15/26	170	177,225
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	1,125	1,090,925
4.101%	03/01/28	580	571,249
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26	296	284,900
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	73	72,818
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26(a)	2,105	2,155,204
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
5.500%	04/01/26	153	155,295
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
8.625%	01/15/24	410	424,863
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	261	248,929
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	05/15/22	247	250,088
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	07/15/23	840	837,430
4.125%	11/15/25	575	573,361

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26		437	$441,370
5.625%	09/01/28		462	464,310
Sr. Sec’d. Notes
4.500%	02/15/27(a)		214	209,453
5.000%	03/15/24(a)		1,774	1,818,350
5.250%	04/15/25		1,165	1,201,406
5.250%	06/15/26		699	719,096
5.500%	06/15/47		1,475	1,495,281
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19		605	602,566
2.900%	12/15/22		610	591,027
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		177	177,221
Molina Healthcare, Inc.,
Gtd. Notes, 144A
4.875%	06/15/25		130	127,725
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		600	622,500
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK N/A
8.500%	12/01/22		1,077	1,112,799
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23		211	221,550
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25(a)		529	506,518
8.875%	04/15/21		174	181,178
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
Gtd. Notes, 144A
7.500%	10/01/24		285	301,388
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	07/01/22	EUR	125	150,032
Synlab Unsecured Bondco PLC (United Kingdom),
Gtd. Notes
8.250%	07/01/23	EUR	100	123,733
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22		314	327,738
Sr. Sec’d. Notes
4.625%	07/15/24		1,375	1,337,188
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		988	984,295
6.875%	11/15/31		72	64,454
8.125%	04/01/22		889	936,828
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.100%	03/15/26		275	264,240
4.250%	04/15/47		200	200,692
4.750%	07/15/45		800	856,156

A259

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	104	$105,690
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26	383	389,703

			24,196,314

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	85	83,299
K Hovnanian Enterprises, Inc.,
Sec’d. Notes, 144A
10.000%	07/15/22(a)	258	257,033
Lennar Corp.,
Gtd. Notes
4.750%	11/29/27	835	801,600
4.875%	12/15/23	19	19,143
5.250%	06/01/26	230	227,988
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	213	206,610
6.875%	12/15/23	204	206,040
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	148	126,170
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	94	86,715
PulteGroup, Inc.,
Gtd. Notes
6.000%	02/15/35	163	153,628
6.375%	05/15/33	340	326,437
TRI Pointe Group, Inc.,
Gtd. Notes
4.875%	07/01/21	46	46,000
5.250%	06/01/27	120	107,100
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
5.875%	06/15/24	154	152,845
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25	74	68,728
6.000%	09/01/23	68	65,620
Williams Scotsman International, Inc.,
Gtd. Notes, 144A
6.875%	08/15/23	227	225,298
7.875%	12/15/22	133	136,990

			3,297,244

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	114	109,298

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24	2	2,023

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares,
Gtd. Notes^(d)
— %	10/15/99		566	$—

Insurance — 0.5%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25		900	869,393
4.000%	10/15/46		75	69,226
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23		1,274	1,318,589
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.200%	12/15/46		55	53,430
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26		400	372,356
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		215	214,556
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26		234	243,359
Aon PLC,
Gtd. Notes
2.800%	03/15/21		1,160	1,139,301
Ardonagh Midco 3 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/23		264	260,700
Assicurazioni Generali SpA (Italy),
Sub. Notes, EMTN
5.500%	10/27/47	EUR	100	123,141
7.750%	12/12/42	EUR	100	136,403
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25		19	18,809
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23		600	595,741
3.125%	03/15/26		705	680,165
4.500%	02/11/43		500	521,279
BNP Paribas Cardif SA (France),
Sub. Notes
4.032%	11/29/49	EUR	100	122,039
Caisse Nationale de Reassurance Mutuelle Agricole Groupama (France),
Sub. Notes
6.000%	01/23/27	EUR	100	139,274
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		655	644,086
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.850%	04/17/28		200	197,180
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22		475	504,501

A260

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26		673	$673,882
Mapfre SA (Spain),
Sub. Notes
4.125%	09/07/48	EUR	100	115,808
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27		1,000	931,343
5.350%	06/01/21		100	104,211
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19		620	616,699
3.300%	03/14/23		140	137,239
3.750%	03/14/26		500	491,028
4.200%	03/01/48		150	141,508
4.350%	01/30/47		45	43,011
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18		300	299,997
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		900	885,211
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39		48	66,751
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		74	73,815

				12,804,031

Internet — 0.4%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.500%	11/28/19		940	935,110
2.800%	06/06/23		200	192,562
3.400%	12/06/27		1,390	1,295,611
3.600%	11/28/24(a)		1,300	1,278,246
4.000%	12/06/37		400	367,256
4.200%	12/06/47		300	273,662
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24		415	400,401
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	199,182
3.625%	07/06/27		200	187,190
3.875%	09/29/23		660	652,740
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28		500	477,980
3.600%	06/01/26		1,500	1,455,216
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26(a)		67	62,665
5.500%	02/15/22		152	156,750
Sr. Unsec’d. Notes, 144A
5.875%	11/15/28(a)		549	546,941

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		192	$189,974
United Group BV (Netherlands),
Sr. Sec’d. Notes
4.375%	07/01/22	EUR	125	149,135
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		91	93,730
6.375%	05/15/25		108	112,079
Gtd. Notes, 144A
5.750%	01/15/27		1,729	1,729,000

				10,755,430

Investment Companies — 0.0%
FS Energy & Power Fund,
Sr. Sec’d. Notes, 144A
7.500%	08/15/23		318	324,360

Iron/Steel — 0.2%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		213	224,981
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	01/15/24		224	220,640
SCHMOLZ + BICKENBACH Luxembourg Finance SA (Switzerland),
Sr. Sec’d. Notes
5.625%	07/15/22	EUR	100	120,743
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25		229	218,123
5.000%	12/15/26		220	218,900
5.500%	10/01/24		411	419,631
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26(a)		574	568,978
6.875%	08/15/25		316	322,715
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22		32	32,240
6.250%	08/10/26		2,800	3,068,520

				5,415,471

Leisure Time — 0.1%
Pinnacle Bidco PLC (United Kingdom),
Sr. Sec’d. Notes
6.375%	02/15/25	GBP	100	133,920
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
2.650%	11/28/20		285	280,243
3.700%	03/15/28		300	278,223
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		71	71,000
5.375%	04/15/23		269	270,662
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		828	807,962

A261

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Leisure Time (cont’d.)
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25		634	$634,000

				2,476,010

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26		237	238,778
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
5.125%	05/01/26		283	281,585
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		36	35,055
Marriott Ownership Resorts, Inc.,
Gtd. Notes, 144A
6.500%	09/15/26		246	252,494
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		87	81,128
6.625%	12/15/21		360	381,600
7.750%	03/15/22		456	499,320
NH Hotel Group SA (Spain),
Sr. Sec’d. Notes
3.750%	10/01/23	EUR	129	156,505
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		669	640,768
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
3.900%	03/01/23		136	125,800
5.400%	04/01/24		10	9,700
5.750%	04/01/27		86	81,055
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26		66	65,423
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	10/01/27		400	375,804

				3,225,015

Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		187	187,701
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		372	369,675
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24(a)		683	710,320

				1,267,696

Machinery-Diversified — 0.1%
Mueller Water Products, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/26		208	209,040

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Platin 1426 GmbH (Germany),
Sr. Sec’d. Notes
5.375%	06/15/23	EUR	126	$144,373
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25		342	325,755
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18		500	500,000
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		95	95,475
5.875%	08/15/26(a)		201	202,005
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		231	234,754
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada),
Sr. Unsec’d. Notes, 144A
7.750%	04/15/26		746	647,155

				2,358,557

Media — 1.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41		125	159,348
6.400%	12/15/35		200	254,891
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23(a)		400	402,999
7.500%	05/15/26		575	560,625
Altice France SA (France),
Sr. Sec’d. Notes
5.875%	02/01/27	EUR	153	185,190
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,062	1,062,000
8.125%	02/01/27		1,366	1,406,979
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22(a)		1,540	1,495,725
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		700	707,875
5.500%	05/15/26		713	712,109
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25(a)		225	215,156
5.000%	04/01/24		153	150,705
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25		137	140,425
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20(a)		521	549,004
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23		46	44,036
5.000%	02/01/28		1,190	1,118,481
5.125%	05/01/23		70	70,109
5.125%	05/01/27		2,555	2,420,863

A262

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes^
— %	04/15/99		356	$—
— %	12/31/99		69	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		1,381	1,384,452
7.500%	04/01/28		578	606,178
7.750%	07/15/25		556	590,749
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		255	255,144
4.908%	07/23/25		1,200	1,218,513
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		2,509	2,552,908
6.500%	11/15/22		152	154,850
7.625%	03/15/20		986	988,465
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25		206	217,073
Sr. Unsec’d. Notes
5.250%	06/01/24(a)		885	865,088
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		1,793	2,084,363
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)		834	756,855
5.875%	07/15/22(a)		1,064	1,038,528
5.875%	11/15/24		313	280,526
6.750%	06/01/21		250	255,313
7.750%	07/01/26(a)		208	196,206
Meredith Corp.,
Gtd. Notes, 144A
6.875%	02/01/26		188	192,700
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		296	309,779
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	03/29/49		100	101,399
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)		260	243,100
6.875%	02/15/23		73	70,263
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27		589	566,742
5.375%	04/15/25		250	250,938
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		81	81,911
Telenet Finance Luxembourg Notes Sarl (Belgium),
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		600	563,999
Telenet Finance VI Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes
4.875%	07/15/27	EUR	90	112,976

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		300	$306,291
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22		359	365,283
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
3.500%	01/15/27	EUR	100	122,491
6.250%	01/15/29	EUR	90	118,079
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		216	206,280
5.125%	02/15/25		316	295,460
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes
4.000%	01/15/27	EUR	180	215,545
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		200	199,750
UPCB Finance VII Ltd. (Netherlands),
Sr. Sec’d. Notes
3.625%	06/15/29	EUR	100	115,524
Videotron Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27		572	560,560
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25		924	913,716
Virgin Media Receivables Financing Notes I DAC (United Kingdom),
Sr. Sec’d. Notes
5.500%	09/15/24	GBP	200	261,333
Virgin Media Receivables Financing Notes II DAC (Ireland),
Sr. Sec’d. Notes
5.750%	04/15/23	GBP	100	133,578
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.500%	01/15/25	GBP	180	240,479
Sr. Sec’d. Notes, MTN
5.125%	01/15/25	GBP	100	133,339
Warner Media LLC,
Gtd. Notes
2.950%	07/15/26		925	838,760
3.600%	07/15/25		275	263,515
Ziggo Bond Co. BV (Netherlands),
Sr. Sec’d. Notes
7.125%	05/15/24	EUR	100	124,078
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25		415	389,581
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		332	311,499

				33,710,679

Metal Fabricate/Hardware — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23		266	276,837

A263

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Metal Fabricate/Hardware (cont’d.)
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		791	$772,807
6.250%	08/15/24		888	909,090

				1,958,734

Mining — 0.3%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28		200	205,499
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24		862	856,613
5.875%	02/15/26		311	304,391
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22		750	725,625
3.875%	03/15/23		742	717,291
4.550%	11/14/24		176	170,720
5.400%	11/14/34		112	105,280
5.450%	03/15/43		2,205	2,006,550
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22		226	245,775
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		146	149,241
Nyrstar Netherlands Holdings BV (Belgium),
Gtd. Notes, MTN
6.875%	03/15/24	EUR	100	87,659
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25		600	583,658
Teck Resources Ltd. (Canada),
Gtd. Notes
4.500%	01/15/21		21	21,210
5.200%	03/01/42		486	448,335
5.400%	02/01/43		427	402,448

				7,030,295

Miscellaneous Manufacturing — 0.0%
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR	100	117,549
EnPro Industries, Inc.,
Gtd. Notes
5.875%	09/15/22		135	137,531
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22(a)		480	483,000
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		275	274,313

				1,012,393

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25		130	129,318

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Office/Business Equipment (cont’d.)
5.500%	12/01/24	298	$308,429

			437,747

Oil & Gas — 1.9%
Andeavor,
Sr. Unsec’d. Notes
3.800%	04/01/28	575	546,781
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25(a)	426	429,195
5.125%	12/01/22	115	116,783
5.625%	06/01/23	95	97,256
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	244	243,085
10.000%	04/01/22	222	249,749
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26	327	338,445
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.112%	09/16/21	720	695,781
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23	384	395,519
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22(a)	331	316,105
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	227	230,973
6.375%	07/01/26	153	155,678
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes
6.500%	04/15/21	30	29,850
7.625%	01/15/22	136	136,340
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	290	279,732
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	243	248,164
8.250%	07/15/25	384	412,800
Chaparral Energy, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	07/15/23	336	335,160
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	122	118,493
6.625%	08/15/20	208	217,360
7.000%	10/01/24	1,168	1,168,000
7.500%	10/01/26	246	246,000
8.000%	01/15/25(a)	408	420,750
8.000%	06/15/27(a)	958	977,160
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	1,000	958,299

A264

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22		2,104	$2,104,631
Comstock Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		253	252,443
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		1,000	954,498
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		373	378,129
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		1,033	1,007,175
DEA Finance SA (Luxembourg),
Gtd. Notes
7.500%	10/15/22	EUR	100	124,130
Denbury Resources, Inc.,
Sec’d. Notes, 144A
7.500%	02/15/24(a)		252	259,560
9.250%	03/31/22		499	538,920
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		288	210,960
5.700%	10/15/39		37	29,693
7.875%	08/15/25(a)		224	232,680
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24		133	133,166
5.375%	05/31/25		118	120,360
Gtd. Notes, 144A
4.750%	11/01/24(a)		366	366,458
Eclipse Resources Corp.,
Gtd. Notes
8.875%	07/15/23		85	86,488
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		437	437,000
5.750%	01/30/28		248	248,000
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24		100	85,875
5.200%	03/15/25		161	140,070
5.750%	10/01/44		194	145,015
7.750%	02/01/26		618	613,365
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20		10	9,925
Sec’d. Notes, 144A
9.375%	05/01/24(a)		623	513,975
Sr. Sec’d. Notes, 144A
7.750%	05/15/26		470	481,163
Equinor ASA (Norway),
Gtd. Notes
2.750%	11/10/21(a)		1,035	1,021,048
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26		519	459,315

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
7.375%	05/15/24(a)	508	$501,650
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	520	508,394
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21	472	464,920
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	98	95,550
6.375%	01/15/26	64	62,240
6.625%	05/01/23	249	253,358
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25(a)	510	489,600
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	1,500	1,454,519
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26	414	418,140
Jagged Peak Energy LLC,
Gtd. Notes, 144A
5.875%	05/01/26	37	36,815
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	187	186,533
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	12/15/20	1,100	1,100,828
Matador Resources Co.,
Sr. Unsec’d. Notes, 144A
5.875%	09/15/26	342	346,275
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	294	267,540
7.000%	03/31/24	2	1,825
Sec’d. Notes, 144A
6.500%	01/15/25(a)	491	486,090
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	73	71,897
Gtd. Notes, 144A
5.750%	02/01/25	185	177,353
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26(a)	401	415,536
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	124	89,513
7.750%	01/15/24	210	208,425
Gtd. Notes, 144A
7.875%	02/01/26(a)	1,216	1,261,600
Northern Oil and Gas, Inc.,
Sec’d. Notes, 144A, Cash coupon 8.500% or PIK 1.000%
9.500%	05/15/23	350	369,250
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25	690	684,662

A265

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Pacific Drilling First Lien Escrow Issuer Ltd.,
Sr. Sec’d. Notes, 144A
8.375%	10/01/23		653	$674,223
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		93	92,535
5.375%	01/15/25		391	391,978
5.625%	10/15/27		202	202,505
6.250%	06/01/24		93	96,953
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.250%	06/15/25		259	271,950
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26		102	96,900
6.125%	09/15/24		20	19,675
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		300	303,450
5.500%	01/21/21		100	103,191
5.500%	06/27/44		128	108,339
Gtd. Notes, MTN
4.625%	09/21/23		1,515	1,501,365
6.750%	09/21/47(a)		355	338,737
Phillips 66,
Gtd. Notes
4.875%	11/15/44		500	518,298
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24(a)		163	156,317
6.500%	12/15/21		35	35,679
7.750%	12/15/23		100	106,125
Gtd. Notes, 144A
7.125%	01/15/26		43	44,183
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22		593	595,224
5.625%	03/01/26(a)		507	484,819
6.875%	03/01/21		22	23,100
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		367	347,274
5.000%	03/15/23(a)		164	160,720
5.875%	07/01/22		126	128,205
Repsol International Finance BV (Spain),
Gtd. Notes
4.500%	03/25/75	EUR	100	124,516
Resolute Energy Corp.,
Gtd. Notes
8.500%	05/01/20		482	482,603
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24		77	68,723
4.875%	06/01/22(a)		287	275,879
7.375%	06/15/25(a)		392	390,040
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23(a)		317	180,690
7.750%	06/15/21(a)		940	658,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sr. Sec’d. Notes, 144A
7.250%	02/15/23(a)	142	$139,870
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	504	490,140
6.875%	06/30/23	163	168,705
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24(a)	220	214,225
5.625%	06/01/25(a)	351	349,684
6.625%	01/15/27(a)	304	314,260
6.750%	09/15/26(a)	144	149,580
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25(a)	224	222,320
7.500%	04/01/26(a)	248	259,780
7.750%	10/01/27(a)	452	476,860
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23	369	365,310
5.500%	02/15/26	128	123,648
5.875%	03/15/28	4	3,840
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	293	295,564
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	388	394,301
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22(a)	294	292,898
6.800%	03/15/38	162	140,130
8.375%	12/15/21	235	252,919
Gtd. Notes, 144A
7.500%	01/15/26	265	273,613
9.000%	07/15/23	897	975,488
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25	314	310,860
Tullow Oil PLC (Ghana),
Sr. Unsec’d. Notes
7.000%	03/01/25	200	194,999
Sr. Unsec’d. Notes, 144A
7.000%	03/01/25	200	195,000
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26	975	926,837
Whiting Petroleum Corp.,
Sr. Unsec’d. Notes
6.625%	01/15/26(a)	305	317,200
WildHorse Resource Development Corp.,
Gtd. Notes
6.875%	02/01/25	190	196,175
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	114	114,570
5.750%	06/01/26(a)	206	208,575
8.250%	08/01/23	148	167,980

A266

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)

				$47,787,540

Oil & Gas Services — 0.1%
Apergy Corp.,
Gtd. Notes, 144A
6.375%	05/01/26		122	125,355
Basic Energy Services, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	10/15/23		87	88,739
Calfrac Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	06/15/26		200	186,500
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25(a)		398	405,960
McDermott Technology Americas, Inc./McDermott Technology US, Inc.,
Gtd. Notes, 144A
10.625%	05/01/24(a)		298	318,860
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
4.650%	11/15/24		56	53,622
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22		316	276,500
SESI LLC,
Gtd. Notes
7.125%	12/15/21		100	101,400
7.750%	09/15/24		250	255,000
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26		336	346,920
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42		259	186,480
6.500%	08/01/36		90	67,725
7.750%	06/15/21(a)		977	972,115
8.250%	06/15/23		198	187,110

				3,572,286

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes
4.750%	07/15/27	GBP	100	127,274
6.750%	05/15/24	EUR	125	157,133
Gtd. Notes, 144A
7.250%	05/15/24		977	1,022,186
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		1,223	1,210,769
Bway Holding Co.,
Sr. Sec’d. Notes
4.750%	04/15/24	EUR	100	119,008
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		1,029	1,012,279
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26(a)		244	223,260
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes, 144A
4.750%	02/01/26(a)		583	556,765

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%
8.250%	02/15/22	EUR	100	$121,364
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23		215	204,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24(a)		880	895,400
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		58	57,710
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33		69	74,175
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/25	EUR	100	119,715

				5,901,288

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		320	316,414
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	01/17/29		1,875	1,841,875
Bausch Health Cos., Inc.,
Gtd. Notes
4.500%	05/15/23	EUR	300	343,780
Gtd. Notes, 144A
5.500%	03/01/23		883	849,888
5.625%	12/01/21		469	467,241
5.875%	05/15/23		1,336	1,302,600
6.125%	04/15/25(a)		631	599,450
7.500%	07/15/21		88	89,650
8.500%	01/31/27		821	862,050
9.000%	12/15/25		130	139,913
9.250%	04/01/26		265	285,869
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		812	812,000
7.000%	03/15/24		581	613,827
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21		950	948,048
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
4.272%	08/28/23		160	160,648
4.900%	08/28/28		171	173,616
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27		380	366,016
3.950%	05/15/47		200	198,249
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		323	286,663
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		96	93,600

A267

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson,
Sr. Unsec’d. Notes
2.950%	03/03/27	1,152	$1,107,001
3.400%	01/15/38	275	256,851
3.700%	03/01/46	1,045	994,348
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.100%	05/17/27	1,300	1,247,376
4.400%	05/06/44	575	613,385
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	323	322,193
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	400	551,244
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	1,700	1,681,824
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
10.375%	03/01/24	388	424,375
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	09/12/27	500	464,804
3.450%	11/13/20	245	246,047
3.900%	08/20/28	790	781,865

			19,442,710

Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	75	75,469
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	800	799,863
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27(a)	666	668,498
5.875%	03/31/25	484	508,805
7.000%	06/30/24	585	640,575
Cheniere Energy Partners LP,
Gtd. Notes, 144A
5.625%	10/01/26	713	718,134
Sr. Sec’d. Notes
5.250%	10/01/25	201	201,247
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23	45	46,575
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	18	18,338
Gtd. Notes, 144A
4.750%	09/30/21	180	182,700
6.450%	11/03/36	275	288,063
6.750%	09/15/37	474	507,180
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
3.900%	05/15/24	400	387,066
4.400%	03/15/27	100	95,971

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Energy Transfer Partners LP,
Gtd. Notes
4.950%	06/15/28	1,000	$1,018,102
9.000%	04/15/19	71	73,204
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	28	26,550
4.400%	04/01/24	290	281,564
4.850%	07/15/26	48	46,537
5.050%	04/01/45	93	77,169
5.450%	06/01/47	252	220,039
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	190	180,975
6.500%	10/01/25	174	168,345
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	140	139,846
MPLX LP,
Sr. Unsec’d. Notes
4.875%	06/01/25	700	722,916
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	230	228,850
7.768%	12/15/37	614	752,150
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	500	550,193
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27(a)	400	386,784
4.550%	07/15/28	1,400	1,406,985
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	381	434,340
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	1,259	1,221,322
5.000%	03/15/27	941	966,586
5.625%	04/15/23	200	212,673
5.875%	06/30/26(a)	1,000	1,079,998
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23	32	31,990
5.500%	09/15/24	444	452,325
5.500%	01/15/28(a)	1,354	1,365,848
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	6	5,858
5.125%	02/01/25	44	44,330
5.250%	05/01/23	19	19,214
Gtd. Notes, 144A
5.000%	01/15/28(a)	779	757,578
5.875%	04/15/26	280	288,750
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	800	807,096

			19,106,601

A268

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20		89	$90,617
6.250%	02/01/22(a)		209	214,225
6.375%	12/15/25		180	180,675
6.750%	02/01/24		133	136,159

				621,676

Real Estate — 0.1%
ADLER Real Estate AG (Germany),
Sr. Unsec’d. Notes
1.875%	04/27/23	EUR	100	113,631
2.125%	02/06/24	EUR	100	113,246
3.000%	04/27/26	EUR	100	113,402
Sr. Unsec’d. Notes, EMTN
4.750%	04/08/20	EUR	24	28,506
ATF Netherlands BV (Germany),
Gtd. Notes
3.750%	12/31/49	EUR	100	117,846
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25		175	176,125
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		210	204,750
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		253	250,470
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23		156	146,055
5.250%	12/01/21		125	125,625
RESIDOMO SRO (Czech Republic),
Sr. Sec’d. Notes
3.375%	10/15/24	EUR	100	116,812
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sec’d. Notes
6.464%	03/30/32	GBP	100	125,301
Sr. Sec’d. Notes
5.659%	06/30/27	GBP	59	84,877

				1,716,646

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		600	594,547
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22		720	687,291
2.800%	06/01/20		1,200	1,188,719
3.000%	06/15/23		780	750,929
3.375%	10/15/26		2,700	2,514,670
3.400%	02/15/19		325	325,562
3.450%	09/15/21		400	398,326
3.500%	01/31/23		800	786,822
4.400%	02/15/26		300	300,347
5.050%	09/01/20		200	206,239
5.900%	11/01/21		200	212,623

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		750	$745,228
CoreCivic, Inc.,
Gtd. Notes
4.750%	10/15/27		204	180,540
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21		195	187,305
3.200%	09/01/24		425	403,864
3.650%	09/01/27		1,000	939,540
5.250%	01/15/23		1,200	1,258,039
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.375%	03/15/27		265	270,963
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	100	117,422
2.875%	10/01/25	EUR	100	114,490
5.375%	05/15/27		340	340,000
5.875%	01/15/26		589	605,934
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		200	193,500
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		187	179,053
5.875%	10/15/24		232	222,140
6.000%	04/15/26		20	19,150
Iron Mountain, Inc.,
Gtd. Notes
3.000%	01/15/25	EUR	100	114,572
iStar, Inc.,
Sr. Unsec’d. Notes
4.625%	09/15/20		40	39,900
5.250%	09/15/22		81	79,785
6.000%	04/01/22		61	61,458
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		1,119	1,057,455
4.500%	01/15/28		926	847,383
5.625%	05/01/24		305	312,625
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		287	276,596
5.500%	05/01/24		65	65,325
6.375%	03/01/24		52	54,340
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27(a)		1,100	1,052,817
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.000%	10/01/22		251	245,980
4.875%	09/01/24		266	263,008
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21		74	74,555

A269

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23		148	$163,197
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
2.700%	09/17/19		295	294,254

				18,746,493

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25		1,999	1,914,062
Sr. Sec’d. Notes, 144A
4.250%	05/15/24(a)		333	315,518
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24		403	407,029
Avis Budget Finance PLC (United Kingdom),
Sr. Unsec’d. Notes
4.750%	01/30/26	EUR	177	205,506
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25(a)		213	196,226
Burger King France SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)
5.250%(c)	05/01/23	EUR	100	117,289
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		488	495,017
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23		53	52,205
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		200	243,428
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26(a)		86	84,280
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26		611	608,709
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36		51	42,075
6.875%	11/01/35		529	447,005
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		800	778,346
3.250%	06/10/24		800	784,802
3.500%	03/01/27		405	393,334
4.875%	12/09/45		15	15,687
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21		260	170,788
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		167	162,357

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		135	$120,994
SRS Distribution, Inc.,
Gtd. Notes, 144A
8.250%	07/01/26		180	176,400
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25(a)		347	327,048
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	03/15/22	GBP	100	128,549
Tendam Brands SAU (Spain),
Sr. Sec’d. Notes
5.000%	09/15/24	EUR	100	110,009
Walgreen Co.,
Gtd. Notes
5.250%	01/15/19		100	100,675
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.700%	11/18/19		1,100	1,096,312
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		8	6,880

				9,500,530

Semiconductors — 0.5%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24		61	64,355
7.500%	08/15/22		99	111,379
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.125%	12/05/23		370	357,775
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20		345	341,558
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.375%	01/15/20		1,400	1,383,575
3.000%	01/15/22		1,400	1,363,964
3.125%	01/15/25		1,040	966,226
3.625%	01/15/24		600	582,953
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26		228	216,862
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24		1,400	1,359,456
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		170	170,309
4.650%	11/01/24		613	628,143
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18		250	249,960
3.450%	06/15/27		1,500	1,415,322

A270

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25	11	$11,375
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	2,370	2,265,839
Qorvo, Inc.,
Gtd. Notes, 144A
5.500%	07/15/26	517	526,048
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.250%	05/20/27	1,100	1,035,238
4.800%	05/20/45	200	202,573
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	210,500

			13,463,410

Software — 0.9%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26	676	686,985
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.300%	09/15/21	130	126,180
3.400%	09/15/26	100	94,997
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25	295	297,949
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27	895	833,630
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21(a)	264	269,543
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26	460	435,886
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27	787	767,325
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	294	291,792
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26	300	277,209
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	179	186,384
Sec’d. Notes, 144A
5.750%	01/15/24	2,316	2,353,635
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.850%	06/01/25	700	693,869
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	942	1,043,265

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%
7.125%	05/01/21(a)		337	$339,945
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		2,241	2,271,366
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23(a)		1,037	1,061,452
InterXion Holding NV (Netherlands),
Gtd. Notes
4.750%	06/15/25	EUR	100	121,713
IQVIA, Inc.,
Gtd. Notes
3.250%	03/15/25	EUR	200	236,506
Gtd. Notes, 144A
3.250%	03/15/25	EUR	100	118,253
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27(a)		500	490,413
3.450%	08/08/36		700	667,406
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24		129	132,096
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		249	250,230
6.000%	07/01/24		248	255,440
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36		200	193,198
PTC, Inc.,
Sr. Unsec’d. Notes
6.000%	05/15/24		227	236,931
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24		189	183,821
RP Crown Parent LLC,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24		574	595,525
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		1,807	1,974,148
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23		392	408,660
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
11.375%	12/01/21		1,039	1,109,133
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		200	194,300
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20		360	352,911
2.950%	08/21/22		2,085	2,006,912
3.900%	08/21/27		926	876,072

A271

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
				$22,435,080

Storage/Warehousing — 0.1%
Algeco Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.500%	02/15/23	EUR	100	122,435
Sr. Sec’d. Notes, 144A
8.000%	02/15/23		1,061	1,087,525
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		777	788,655

				1,998,615

Telecommunications — 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18		1,600	1,599,424
3.200%	03/01/22(a)		650	640,359
4.750%	05/15/46		405	370,023
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21		566	587,225
6.750%	12/01/23(a)		327	339,671
7.500%	04/01/24(a)		173	184,678
7.600%	09/15/39		63	56,228
7.650%	03/15/42		624	556,920
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)		493	452,328
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25		170	158,525
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		461	443,713
6.000%	06/15/25		3	3,090
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		280	282,100
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20		718	547,475
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21(a)		785	728,088
DKT Finance ApS (Denmark),
Sr. Sec’d. Notes
7.000%	06/17/23	EUR	189	234,413
eircom Finance DAC (Ireland),
Sr. Sec’d. Notes
4.500%	05/31/22	EUR	100	118,694
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		523	523,000
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26(a)		521	492,345
Sr. Unsec’d. Notes
7.125%	03/15/19(a)		512	515,226
10.500%	09/15/22		266	236,740
11.000%	09/15/25		1,036	807,780

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21		118	$127,473
Sr. Sec’d. Notes
5.250%	08/01/26		530	516,750
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22		296	294,520
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		909	837,416
Gtd. Notes, 144A
8.500%	10/15/24		969	979,659
9.750%	07/15/25		1,179	1,248,266
Koninklijke KPN NV (Netherlands),
Jr. Sub. Notes, EMTN
6.875%	03/14/73	GBP	100	137,998
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		264	265,320
5.250%	03/15/26		1,594	1,568,177
5.375%	08/15/22		230	232,409
5.375%	01/15/24		23	22,983
5.375%	05/01/25		137	136,656
Level 3 Parent LLC,
Sr. Unsec’d. Notes
5.750%	12/01/22		102	103,168
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes
3.875%	05/01/22	EUR	116	137,194
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22		112	109,872
4.375%	06/12/27		19	18,288
6.625%	05/15/39		707	761,793
OTE PLC (Greece),
Gtd. Notes, GMTN
3.500%	07/09/20	EUR	100	121,330
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/25		176	168,553
SoftBank Group Corp. (Japan),
Gtd. Notes
4.000%	04/20/23	EUR	100	122,131
Sub. Notes
6.875%	07/19/27		350	318,499
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		917	921,585
8.750%	03/15/32		868	976,500
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		2,086	2,164,225
7.625%	02/15/25		184	195,132
7.625%	03/01/26(a)		1,147	1,214,386
7.875%	09/15/23		752	811,220
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,

A272

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		975	$971,344
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		716	681,990
6.375%	11/15/33		278	272,440
7.721%	06/04/38		26	27,560
Telecom Italia Finance SA (Italy),
Gtd. Notes, EMTN
7.750%	01/24/33	EUR	85	135,711
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.875%	01/28/26	EUR	100	115,600
3.625%	01/19/24	EUR	100	123,041
5.875%	05/19/23	GBP	150	213,309
Telefonica Europe BV (Spain),
Gtd. Notes
3.750%	12/29/49	EUR	100	118,746
4.200%	12/29/49	EUR	200	239,524
5.000%	03/31/49	EUR	100	122,071
5.875%	03/31/24	EUR	100	128,079
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24		294	314,580
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26		627	598,390
4.750%	02/01/28		371	349,204
6.375%	03/01/25		262	272,952
6.500%	01/15/26		281	294,404
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25		926	898,847
3.500%	11/01/24		1,000	986,091
4.500%	08/10/33		1,200	1,190,124
Sr. Unsec’d. Notes, 144A
4.329%	09/21/28		1,191	1,197,378
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		515	509,164
Wind Tre SpA (Italy),
Sr. Sec’d. Notes
3.125%	01/20/25	EUR	210	222,547

				34,372,644

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25(a)		396	388,080
Sr. Unsec’d. Notes
5.450%	11/01/41		48	38,880
6.200%	10/01/40		82	68,880

				495,840

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		300	306,913

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.125%	10/01/23	471	$476,077
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	94	93,337
6.750%	03/15/22	87	89,175
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22	316	318,765
5.500%	02/15/24	113	115,825

			1,093,179

TOTAL CORPORATE BONDS (cost $601,960,493)			594,737,118

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	100	136,430
6.907%	10/01/50	200	289,862
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	150	177,426
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	400	583,832

			1,187,550

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57	95	112,060

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	127,112
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	220,254

			347,366

New Jersey — 0.0%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	400	572,316

New York — 0.0%
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	124,261
5.952%	06/15/42	80	101,687
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	207,254

			433,202

A273

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	$143,076

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	241,718

Texas — 0.0%
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	258,086

TOTAL MUNICIPAL BONDS (cost $3,270,992)			3,295,374

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	55	54,641
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	56	56,103
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
3.816%(c)	01/25/24	95	95,837
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%
6.616%(c)	01/25/24	1,300	1,480,277
Series 2014-C02, Class 2M2, 1 Month LIBOR + 2.600%
4.816%(c)	05/25/24	1,492	1,581,896
Series 2014-C03, Class 2M2, 1 Month LIBOR + 2.900%
5.116%(c)	07/25/24	1,342	1,433,621
Series 2014-C04, Class 1M2, 1 Month LIBOR + 4.900%
7.116%(c)	11/25/24	797	912,815
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.416%(c)	10/25/28	214	214,784
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.666%(c)	01/25/29	1,523	1,533,532
Series 2016-C05, Class 2M1, 1 Month LIBOR + 1.350%
3.566%(c)	01/25/29	760	762,538
Series 2016-C07, Class 2M1, 1 Month LIBOR + 1.300%
3.516%(c)	05/25/29	673	675,117
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.516%(c)	07/25/29	937	943,839
Series 2017-C01, Class 1M2A, 1 Month LIBOR + 3.550%
5.766%(c)	07/25/29	1,940	2,067,433
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
3.366%(c)	09/25/29	1,311	1,319,028
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
3.066%(c)	11/25/29	1,907	1,913,641
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
2.766%(c)	01/25/30	1,039	1,040,175
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750%
2.966%(c)	02/25/30	271	271,586
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
2.866%(c)	05/25/30	1,234	1,234,070
Series 2018-C02, Class 2M1, 1 Month LIBOR + 0.650%
2.866%(c)	08/25/30	2,194	2,196,786
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.896%(c)	10/25/30		1,631	$1,634,241
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M2, 1 Month LIBOR + 1.650%
3.866%(c)	04/25/24		419	424,198
Series 2014-HQ1, Class M2, 1 Month LIBOR + 2.500%
4.716%(c)	08/25/24		97	97,211
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.366%(c)	01/25/25		1,275	1,368,630
Series 2015-HQ1, Class M3, 1 Month LIBOR + 3.800%
6.016%(c)	03/25/25		580	620,031
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
4.866%(c)	03/25/28		797	809,786
Series 2016-DNA4, Class M1, 1 Month LIBOR + 0.800%
3.016%(c)	03/25/29		261	260,880
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	07/25/29		716	722,556
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	03/25/30		1,374	1,379,047
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
3.016%(c)	12/25/29		2,028	2,032,509
Series 2017-HQA3, Class M1, 1 Month LIBOR + 0.550%
2.766%(c)	04/25/30		1,293	1,292,936
STACR Trust,
Series 2018-DNA3, Class M1, 1 Month LIBOR + 0.750%,
144A
2.884%(c)	09/25/48		1,560	1,563,031

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $31,859,807)				31,992,775

SOVEREIGN BONDS — 0.3%
French Republic Government Bond OAT (France),
Bonds
1.850%	07/25/27	EUR	330	528,776
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		1,400	1,301,335
Italy Buoni Poliennali del Tesoro (Italy),
Sr. Unsec’d. Notes
1.250%	10/27/20	EUR	98	116,915
Unsec’d. Notes
1.650%	04/23/20	EUR	182	217,694
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/10/27	JPY	34,500	320,011
0.100%	03/10/28	JPY	70,000	644,726
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		1,000	1,006,570
4.150%	03/28/27		200	196,800
4.350%	01/15/47		200	181,302
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21		475	475,865
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34		500	597,500
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	270	209,947
2.500%	09/20/40	NZD	107	82,346

A274

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
3.000%	09/20/30	NZD	921	$759,869
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27		509	524,784
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		400	408,000

TOTAL SOVEREIGN BONDS (cost $7,699,513)				7,572,440

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Fannie Mae Interest Strip, Notes
3.577%(s)	05/15/29		780	536,199
Fannie Mae Principal Strip, Notes, MTN
3.350%(s)	03/23/28		250	179,435
Federal Farm Credit Banks, Bonds
2.000%	04/04/22		447	432,827
3.125%	02/06/30		600	577,591
Federal Home Loan Banks, Bonds
3.375%	12/08/23		500	508,434
4.000%	09/01/28		245	256,404
5.000%	09/28/29		500	572,462
5.375%	08/15/24		750	842,301
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650%
2.451%(c)	05/01/43		34	33,469
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600%
2.522%(c)	08/01/43		12	11,899
Federal Home Loan Mortgage Corp.
3.000%	TBA		5,355	5,123,545
3.000%	03/01/27		99	97,997
3.000%	05/01/27		41	40,525
3.000%	11/01/27		241	239,083
3.000%	04/01/29		239	237,157
3.000%	02/01/31		290	285,835
3.000%	05/01/31		65	64,064
3.000%	06/01/31		36	35,874
3.000%	05/01/33		101	99,790
3.000%	05/01/33		44	43,317
3.000%	05/01/33		19	18,816
3.000%	08/01/46		419	401,909
3.000%	10/01/46		157	150,508
3.000%	12/01/46		242	231,559
3.000%	12/01/46		84	80,871
3.000%	12/01/46		65	62,177
3.000%	02/01/47		691	662,041
3.000%	05/01/47		44	42,511
3.000%	06/01/47		375	359,160
3.000%	10/01/47		427	409,253
3.000%	TBA		115	113,284
3.500%	03/01/32		90	89,897
3.500%	04/01/32		216	216,904
3.500%	05/01/35		120	119,803
3.500%	09/01/38		50	49,501
3.500%	10/01/42		104	102,705
3.500%	06/01/43		366	362,624
3.500%	07/01/43		163	161,720
3.500%	09/01/44		31	30,508

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	12/01/45	100	$99,163
3.500%	03/01/46	73	72,197
3.500%	03/01/46	57	56,060
3.500%	05/01/46	96	94,633
3.500%	05/01/46	54	53,139
3.500%	07/01/46	195	192,530
3.500%	07/01/46	23	22,382
3.500%	08/01/46	184	180,933
3.500%	08/01/46	37	36,317
3.500%	08/01/46	27	26,783
3.500%	09/01/46	46	45,795
3.500%	12/01/46	281	276,475
3.500%	02/01/47	675	665,452
3.500%	03/01/47	194	191,294
3.500%	04/01/47	244	240,072
3.500%	04/01/47	43	42,412
3.500%	05/01/47	166	163,754
3.500%	07/01/47	343	338,167
3.500%	09/01/47	499	492,989
3.500%	09/01/47	141	138,914
3.500%	01/01/48	530	524,400
3.500%	02/01/48	1,114	1,097,425
3.500%	02/01/48	392	383,467
3.500%	03/01/48	253	249,430
3.500%	05/01/48	740	728,885
3.500%	TBA	7,311	7,195,624
4.000%	TBA	42	42,855
4.000%	05/01/33	175	178,839
4.000%	06/01/44	645	655,167
4.000%	07/01/45	108	109,706
4.000%	03/01/46	137	138,170
4.000%	05/01/46	254	256,849
4.000%	01/01/48	2,110	2,131,952
4.000%	02/01/48	76	77,228
4.000%	06/01/48	152	153,905
4.000%	06/01/48	149	151,968
4.000%	07/01/48	641	647,405
4.000%	TBA	8,295	8,376,406
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495%
4.005%(c)	06/01/43	20	20,623
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.774%
4.186%(c)	08/01/41	66	68,698
Federal Home Loan Mortgage Corp.
4.500%	06/01/38	173	179,749
4.500%	07/01/39	389	405,303
4.500%	09/01/39	17	17,953
4.500%	10/01/39	72	74,403
4.500%	01/01/40	137	142,559
4.500%	02/01/40	18	19,193
4.500%	04/01/40	36	38,050
4.500%	02/01/41	201	209,291
4.500%	07/01/41	24	25,317
4.500%	08/01/41	23	24,191
4.500%	10/01/41	638	665,801
4.500%	01/01/42	24	25,132
4.500%	05/01/42	38	39,331
4.500%	01/01/45	42	43,671
4.500%	01/01/46	693	715,917

A275

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	09/01/46	36	$37,322
4.500%	03/01/47	32	33,537
4.500%	05/01/47	117	120,636
4.500%	06/01/47	36	36,698
4.500%	05/01/48	2,331	2,407,253
4.500%	06/01/48	352	363,872
4.500%	07/01/48	294	304,021
4.500%	07/01/48	132	136,375
4.500%	07/01/48	108	111,814
4.500%	10/01/48	131	135,591
4.500%	TBA	1,577	1,627,575
4.500%	TBA	1,000	1,011,523
5.000%	01/01/37	29	30,435
5.000%	02/01/37	27	28,138
5.000%	03/01/38	191	202,570
5.000%	09/01/47	25	26,042
5.000%	03/01/48	114	120,415
5.000%	03/01/48	29	30,942
5.000%	04/01/48	3,060	3,220,382
5.000%	05/01/48	156	163,700
5.000%	07/01/48	589	618,399
5.000%	TBA	400	401,734
5.500%	TBA	1,900	2,024,539
5.500%	06/01/35	112	120,846
5.500%	08/01/38	122	131,439
6.000%	09/01/36	117	129,917
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535%
2.046%(c)	06/01/43	115	113,255
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695%
2.440%(c)	08/01/42	129	133,729
Federal National Mortgage Assoc.
3.000%	01/01/27	126	125,210
3.000%	08/01/27	41	40,745
3.000%	09/01/27	255	252,996
3.000%	09/01/27	27	27,134
3.000%	11/01/27	56	55,691
3.000%	11/01/27	44	43,427
3.000%	11/01/27	36	36,169
3.000%	11/01/27	29	28,330
3.000%	11/01/27	27	27,292
3.000%	11/01/27	22	21,876
3.000%	12/01/27	25	25,336
3.000%	02/01/31	805	796,301
3.000%	02/01/31	409	403,911
3.000%	02/01/31	14	14,191
3.000%	03/01/31	331	327,749
3.000%	05/01/33	79	77,457
3.000%	05/01/33	49	48,035
3.000%	05/01/33	28	27,953
3.000%	08/01/33	532	522,875
3.000%	05/01/45	205	198,198
3.000%	08/01/46	306	293,416
3.000%	08/01/46	50	48,411
3.000%	10/01/46	54	51,637
3.000%	11/01/46	352	337,351
3.000%	11/01/46	69	66,169
3.000%	12/01/46	437	418,280
3.000%	12/01/46	111	106,771

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	12/01/46	80	$76,391
3.000%	12/01/46	29	27,791
3.000%	01/01/47	609	583,530
3.000%	01/01/47	533	510,374
3.000%	01/01/47	189	181,386
3.000%	01/01/47	137	131,331
3.000%	02/01/47	2,018	1,932,731
3.000%	03/01/47	668	639,425
3.000%	03/01/47	385	368,501
3.000%	05/01/47	32	30,337
3.000%	07/01/47	343	328,340
3.000%	08/01/47	248	237,512
3.000%	12/01/47	199	191,161
3.000%	TBA	1,542	1,475,102
3.500%	11/01/30	15	15,406
3.500%	05/01/32	53	53,367
3.500%	06/01/32	136	136,598
3.500%	08/01/32	46	46,255
3.500%	09/01/32	393	394,694
3.500%	06/01/35	116	116,555
3.500%	06/01/35	68	68,337
3.500%	09/01/38	25	24,639
3.500%	06/01/42	450	446,126
3.500%	09/01/42	332	329,604
3.500%	11/01/42	160	158,607
3.500%	11/01/42	31	31,243
3.500%	01/01/43	5,213	5,170,650
3.500%	05/01/43	457	452,886
3.500%	10/01/44	94	93,538
3.500%	02/01/45	116	115,093
3.500%	03/01/45	58	57,204
3.500%	07/01/45	112	111,141
3.500%	08/01/45	73	72,428
3.500%	09/01/45	708	700,185
3.500%	10/01/45	25	25,280
3.500%	11/01/45	403	398,085
3.500%	12/01/45	194	191,890
3.500%	12/01/45	64	63,659
3.500%	12/01/45	38	37,261
3.500%	02/01/46	689	680,468
3.500%	03/01/46	747	737,121
3.500%	03/01/46	79	77,582
3.500%	04/01/46	28	28,134
3.500%	05/01/46	241	237,561
3.500%	06/01/46	95	93,629
3.500%	07/01/46	272	268,544
3.500%	08/01/46	85	84,099
3.500%	09/01/46	199	196,658
3.500%	10/01/46	165	163,279
3.500%	10/01/46	48	47,166
3.500%	12/01/46	383	378,238
3.500%	12/01/46	278	274,770
3.500%	12/01/46	197	194,396
3.500%	12/01/46	131	129,515
3.500%	12/01/46	43	42,813
3.500%	12/01/46	20	20,212
3.500%	01/01/47	180	177,845
3.500%	01/01/47	175	173,115

A276

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	01/01/47	169	$167,470
3.500%	01/01/47	166	163,499
3.500%	01/01/47	147	144,546
3.500%	04/01/47	149	146,727
3.500%	05/01/47	80	78,682
3.500%	06/01/47	184	180,944
3.500%	06/01/47	85	84,305
3.500%	07/01/47	99	97,951
3.500%	08/01/47	207	204,289
3.500%	09/01/47	380	374,487
3.500%	10/01/47	249	245,787
3.500%	10/01/47	72	70,701
3.500%	11/01/47	552	543,849
3.500%	11/01/47	127	125,803
3.500%	11/01/47	31	30,582
3.500%	01/01/48	235	232,318
3.500%	02/01/48	536	529,011
3.500%	02/01/48	107	105,463
3.500%	04/01/48	52	51,025
3.500%	05/01/48	61	60,730
3.500%	11/01/51	1,805	1,777,974
3.500%	TBA	3,441	3,386,043
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530%
3.890%(c)	04/01/43	13	13,184
Federal National Mortgage Assoc.
4.000%	05/01/26	253	258,703
4.000%	02/01/31	191	194,815
4.000%	05/01/33	134	137,289
4.000%	06/01/33	63	64,063
4.000%	07/01/33	33	33,696
4.000%	06/01/38	582	591,705
4.000%	09/01/41	18	18,112
4.000%	09/01/42	1,872	1,912,364
4.000%	09/01/42	15	15,317
4.000%	09/01/43	144	146,307
4.000%	05/01/44	178	181,280
4.000%	10/01/44	526	532,797
4.000%	03/01/45	169	172,505
4.000%	07/01/45	484	489,195
4.000%	09/01/45	60	61,322
4.000%	09/01/45	33	33,603
4.000%	01/01/46	1,040	1,051,560
4.000%	02/01/46	85	86,104
4.000%	05/01/46	756	763,935
4.000%	06/01/46	828	843,300
4.000%	08/01/46	777	786,273
4.000%	08/01/46	467	472,448
4.000%	08/01/46	94	95,408
4.000%	11/01/46	110	112,315
4.000%	11/01/46	74	75,970
4.000%	03/01/47	21	20,853
4.000%	04/01/47	134	136,171
4.000%	05/01/47	933	946,168
4.000%	05/01/47	44	44,413
4.000%	06/01/47	66	67,156
4.000%	06/01/47	44	44,570
4.000%	08/01/47	115	116,509
4.000%	10/01/47	1,523	1,539,247

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	10/01/47	735	$747,326
4.000%	10/01/47	164	165,898
4.000%	11/01/47	235	237,892
4.000%	12/01/47	549	556,368
4.000%	12/01/47	139	140,862
4.000%	01/01/48	1,105	1,116,770
4.000%	02/01/48	932	941,521
4.000%	04/01/48	1,958	1,978,873
4.000%	09/01/48	371	375,047
4.000%	TBA	16,127	16,284,741
4.000%	TBA	60	61,198
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530%
4.041%(c)	05/01/43	150	154,856
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750%
4.500%(c)	08/01/41	80	83,445
Federal National Mortgage Assoc.
4.500%	01/01/42	442	460,217
4.500%	01/01/42	199	207,384
4.500%	09/01/42	776	806,536
4.500%	06/01/44	289	300,351
4.500%	06/01/44	240	248,635
4.500%	02/01/45	883	920,361
4.500%	08/01/45	1,101	1,146,959
4.500%	11/01/45	57	59,036
4.500%	12/01/45	115	119,627
4.500%	12/01/45	42	43,175
4.500%	01/01/46	53	55,051
4.500%	02/01/46	2,358	2,454,101
4.500%	02/01/46	64	66,627
4.500%	03/01/46	60	61,499
4.500%	04/01/46	2	1,837
4.500%	05/01/46	2	2,210
4.500%	07/01/46	34	35,180
4.500%	08/01/46	528	545,445
4.500%	08/01/46	67	69,076
4.500%	08/01/46	41	42,422
4.500%	08/01/46	7	7,370
4.500%	09/01/46	37	38,801
4.500%	10/01/46	400	412,692
4.500%	10/01/46	271	279,823
4.500%	01/01/47	217	223,843
4.500%	01/01/47	75	77,735
4.500%	01/01/47	54	56,092
4.500%	01/01/47	29	30,391
4.500%	02/01/47	51	52,438
4.500%	02/01/47	38	39,069
4.500%	03/01/47	65	66,874
4.500%	06/01/47	1,431	1,484,096
4.500%	06/01/47	433	446,697
4.500%	12/01/47	250	258,219
4.500%	01/01/48	4,717	4,869,519
4.500%	02/01/48	311	325,082
4.500%	02/01/48	175	182,736
4.500%	02/01/48	141	146,696
4.500%	02/01/48	138	143,744
4.500%	03/01/48	246	254,666
4.500%	04/01/48	1,973	2,046,876

A277

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	05/01/48	423	$436,837
4.500%	06/01/48	599	625,101
4.500%	07/01/48	1,379	1,423,071
5.000%	06/01/39	63	66,851
5.000%	12/01/39	115	122,108
5.000%	01/01/40	3	3,123
5.000%	04/01/40	279	296,182
5.000%	05/01/40	21	22,251
5.000%	06/01/40	15	16,330
5.000%	06/01/40	5	5,131
5.000%	06/01/40	4	4,073
5.000%	07/01/40	18	18,841
5.000%	07/01/40	4	3,998
5.000%	08/01/40	49	51,466
5.000%	09/01/40	8	8,588
5.000%	10/01/40	25	26,493
5.000%	02/01/41	210	223,026
5.000%	05/01/41	678	721,401
5.000%	05/01/41	220	232,793
5.000%	09/01/47	325	341,254
5.000%	04/01/48	3,796	3,985,708
5.000%	05/01/48	111	117,156
5.000%	TBA	400	411,797
5.500%	04/01/36	78	84,109
5.500%	05/01/36	44	46,976
5.500%	09/01/36	139	149,585
5.500%	08/01/37	102	109,685
5.500%	09/01/41	229	247,226
5.500%	01/01/47	1,961	2,116,469
5.500%	TBA	253	269,979
6.000%	03/01/34	1,418	1,560,982
Federal National Mortgage Assoc., MTN
6.320%	12/20/27	251	311,463
Federal National Mortgage Assoc.
6.625%	11/15/30	600	790,598
Government National Mortgage Assoc.
3.000%	12/15/46	95	91,640
3.000%	02/15/47	155	150,018
3.000%	TBA	140	135,625
3.500%	12/20/42	624	621,251
3.500%	12/20/42	148	147,376
3.500%	03/15/43	456	455,748
3.500%	03/15/43	171	170,517
3.500%	03/15/43	30	29,585
3.500%	05/15/43	141	140,319
3.500%	06/15/43	164	163,942
3.500%	06/20/43	333	331,819
3.500%	10/20/44	30	29,447
3.500%	04/20/45	673	671,051
3.500%	11/20/45	310	309,582
3.500%	12/20/45	154	153,996
3.500%	03/20/46	2,016	2,009,299
3.500%	04/20/46	227	226,651
3.500%	06/20/46	3,436	3,421,852
3.500%	12/20/46	930	925,298
3.500%	01/20/47	233	232,351
3.500%	02/20/47	791	787,068

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	03/20/47	1,840	$1,830,787
3.500%	04/20/47	146	144,939
3.500%	08/20/47	265	263,701
3.500%	10/20/47	253	252,562
3.500%	12/15/47	898	896,204
3.500%	12/20/47	349	347,844
3.500%	04/20/48	372	371,280
3.500%	04/20/48	233	232,327
3.500%	TBA	5,329	5,298,816
3.500%	TBA	339	336,684
4.000%	12/15/40	82	84,320
4.000%	09/20/45	645	660,990
4.000%	10/20/45	22	22,222
4.000%	01/20/46	60	61,103
4.000%	03/20/46	282	288,687
4.000%	07/20/46	85	87,289
4.000%	12/15/46	116	118,202
4.000%	07/20/47	428	437,272
4.000%	08/20/47	142	145,541
4.000%	03/20/48	2,192	2,231,333
4.000%	04/20/48	256	261,791
4.000%	04/20/48	147	149,825
4.000%	05/20/48	359	365,558
4.000%	TBA	7,749	7,880,164
4.000%	TBA	1,650	1,677,533
4.500%	TBA	1,000	1,033,404
4.500%	08/15/39	552	575,315
4.500%	01/20/41	365	382,739
4.500%	03/20/41	55	57,966
4.500%	04/20/41	150	156,937
4.500%	09/20/43	57	59,669
4.500%	08/20/46	70	73,017
4.500%	09/20/46	66	68,878
4.500%	10/20/46	49	51,508
4.500%	11/20/46	23	24,640
4.500%	10/20/47	44	45,905
4.500%	04/20/48	5,218	5,397,454
4.500%	06/20/48	739	764,381
4.500%	07/20/48	2,069	2,140,737
4.500%	08/20/48	344	356,195
5.000%	10/20/39	284	302,964
5.000%	03/20/48	391	408,526
5.000%	04/20/48	205	213,800
5.000%	05/20/48	3,192	3,340,165
5.000%	06/20/48	222	232,499
5.000%	08/20/48	317	331,988
5.000%	TBA	2,000	2,081,964
5.500%	07/20/40	538	571,077
5.500%	04/20/48	59	62,111
6.000%	09/20/38	110	119,054
6.000%	10/20/38	142	154,228
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19	500	527,616

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $217,546,777)			214,235,306

A278

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bonds
6.250%	05/15/30	—	(r)	$131
U.S. Treasury Inflation Indexed Bonds
0.625%	04/15/23	1,005		1,006,376
0.750%	07/15/28	1,725		1,703,818
1.000%	02/15/48	1,090		1,099,965
0.125%	04/15/21	685		713,296
0.125%	01/15/22	2,021		2,194,702
0.125%	04/15/22	3,525		3,548,707
0.125%	07/15/22	355		379,597
0.125%	01/15/23	1,981		2,093,731
0.125%	07/15/24	1,495		1,524,119
0.125%	07/15/26	1,625		1,610,467
0.250%	01/15/25	1,530		1,561,872
0.375%	07/15/23	1,255		1,332,328
0.375%	07/15/25	2,040		2,098,295
0.375%	01/15/27	1,200		1,195,015
0.625%	07/15/21	1,367		1,523,940
0.625%	01/15/24	2,726		2,904,580
0.625%	01/15/26	1,280		1,328,081
0.750%	02/15/42	1,346		1,408,465
0.750%	02/15/45	1,135		1,128,811
0.875%	02/15/47	70		69,871
1.000%	02/15/46	675		708,443
1.125%	01/15/21	1,020		1,182,065
1.375%	02/15/44	650		752,861
1.750%	01/15/28	720		926,872
2.000%	01/15/26(k)	705		962,766
2.125%	02/15/40	529		745,345
2.125%	02/15/41	464		649,617
2.375%	01/15/25	400		582,591
2.375%	01/15/27	785		1,092,671
2.500%	01/15/29	950		1,281,160
3.375%	04/15/32	45		82,946
3.625%	04/15/28(k)	445		860,164
3.875%	04/15/29(k)	665		1,312,099
U.S. Treasury Inflation Indexed Bonds, TIPS
0.500%	01/15/28	2,045		2,004,732
0.375%	07/15/27	775		762,719

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,331,282)				44,333,218

TOTAL LONG-TERM INVESTMENTS (cost $1,986,723,986)				2,024,796,356

Shares		Value
SHORT-TERM INVESTMENTS — 24.4%
AFFILIATED MUTUAL FUNDS — 24.4%
PGIM Core Ultra Short Bond Fund(w)	521,018,804	$521,018,804
PGIM Institutional Money Market Fund (cost $87,774,830; includes $87,634,609 of cash collateral for securities on loan)(b)(w)	87,764,467	87,773,244

TOTAL AFFILIATED MUTUAL FUNDS (cost $608,793,634)		608,792,048

OPTIONS PURCHASED~* — 0.0%
(cost $107,416)		83,550

TOTAL SHORT-TERM INVESTMENTS (cost $608,901,050)		608,875,598

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.5% (cost $2,595,625,036)		2,633,671,954

OPTIONS WRITTEN~* — (0.0)%
(premiums received 187,547)		(153,773)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.5%
(cost $2,595,437,489)		2,633,518,181
Liabilities in excess of other assets(z) — (5.5)%		(138,350,980)

NET ASSETS — 100.0%		$2,495,167,201

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,712,465 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,390,927; cash collateral of $87,634,609 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of September 30, 2018.

A279

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at September 30, 2018

Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Access CIG LLC, Delayed Draw Term Loan (First Lien), 3.750%, Exp. Date 2/27/2025 (cost 9,377)	9	$9,460	$83	$—
Access CIG LLC, Delayed Draw Term Loan (First Lien), 7.750%, Exp. Date 2/27/2025 (cost 1,438)	1	1,451	13	—
Dental Corp. Of Canda, Inc., Delayed Draw Term Loan (First Lien), 5.245%, Exp. Date 6/6/2025 (cost 21,992)	22	22,185	193	—
Mavis Tire Express Services Corp., Delayed Draw Term Loan (First Lien), 3.208%, Exp. Date 3/20/2025 (cost 13,395)	13	13,334	—	(61)

		$46,430	$289	$(61)

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	3.500%	TBA	10/17/18	(1,060)	$(1,064,629)
Federal National Mortgage Assoc.
	3.000%	TBA	10/16/18	(4,679)	(4,621,417)
	3.500%	TBA	10/16/18	(1,191)	(1,197,001)
	5.000%	TBA	10/11/18	— (r)	(19)
Government National Mortgage Assoc.	3.000%	TBA	10/18/18	(3,925)	(3,801,117)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $10,704,165)					$(10,684,183)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	03/18/19	$97.38	6	15	$413
90 Day Euro Dollar Futures	Call	06/17/19	$97.75	14	35	438
90 Day Euro Dollar Futures	Call	03/16/20	$97.75	14	35	1,750
10 Year U.S Treasury Notes Futures	Put	10/05/18	$118.00	12	12	375

Total Exchange Traded (cost $6,940)						$2,976

A280

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5- Year 10 CMS CAP	Call	Citigroup Global Markets	01/25/19	0.12%	—	3,800	$320

(cost $817)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 01/14/21	Call	Morgan Stanley	01/10/20	2.95%	2.95%(S)	3 Month LIBOR(Q)		2,850	$4,271
1- Year Interest Rate Swap, 01/23/21	Call	Morgan Stanley	01/21/20	2.95%	2.95%(S)	3 Month LIBOR(Q)		2,850	4,429
1- Year Interest Rate Swap, 02/03/21	Call	Morgan Stanley	01/30/20	2.95%	2.95%(S)	3 Month LIBOR(Q)		1,390	2,200
10- Year Interest Rate Swap, 12/24/28	Call	Deutsche Bank AG	12/20/18	3.19%	3.19%(S)	3 Month LIBOR(Q)		260	2,945
10- Year Interest Rate Swap, 09/02/31	Call	Goldman Sachs & Co.	08/31/21	3.04%	3.04%(S)	3 Month LIBOR(Q)		98	3,149
10- Year Interest Rate Swap, 04/29/48	Call	JPMorgan Chase	04/27/38	2.99%	2.99%(S)	3 Month LIBOR(Q)		40	1,694
20- Year Interest Rate Swap, 04/20/41	Call	JPMorgan Chase	04/16/21	0.78%	0.78%(S)	6 Month JPY LIBOR(S)	JPY	4,700	757
30- Year Interest Rate Swap, 04/28/53	Call	Goldman Sachs & Co.	04/26/23	3.11%	3.11%(S)	3 Month LIBOR(Q)		25	2,230
5- Year Interest Rate Swap, 08/21/24	Put	JPMorgan Chase	08/19/19	3.45%	3 Month LIBOR(Q)	3.45%(S)		910	4,631
5- Year Interest Rate Swap, 08/23/24	Put	JPMorgan Chase	08/21/19	3.20%	3 Month LIBOR(Q)	3.20%(S)		920	8,567
5- Year Interest Rate Swap, 09/20/24	Put	Citigroup Global Markets	09/18/19	3.35%	3 Month LIBOR(Q)	3.35%(S)		910	6,494
5- Year Interest Rate Swap, 09/23/24	Put	Citigroup Global Markets	09/19/19	3.40%	3 Month LIBOR(Q)	3.40%(S)		910	5,806
10- Year Interest Rate Swap, 12/24/28	Put	Deutsche Bank AG	12/20/18	3.19%	3 Month LIBOR(Q)	3.19%(S)		260	1,705
10- Year Interest Rate Swap, 09/02/31	Put	Goldman Sachs & Co.	08/31/21	3.04%	3 Month LIBOR(Q)	3.04%(S)		98	4,156
10- Year Interest Rate Swap, 07/01/32	Put	Deutsche Bank AG	06/29/22	1.10%	3 Month JPY LIBOR(Q)	1.10%(S)	JPY	145,275	12,754
10- Year Interest Rate Swap, 04/29/48	Put	JPMorgan Chase	04/27/38	2.99%	3 Month LIBOR(Q)	2.99%(S)		40	1,801
20- Year Interest Rate Swap, 04/20/41	Put	JPMorgan Chase	04/16/21	0.78%	6 Month JPY LIBOR(S)	0.78%(S)	JPY	4,700	1,867
30- Year Interest Rate Swap, 06/19/49	Put	Deutsche Bank AG	06/17/19	3.54%	3 Month LIBOR(Q)	3.54%(S)		315	3,642
30- Year Interest Rate Swap, 06/09/51	Put	Barclays Capital Group	06/07/21	3.80%	3 Month LIBOR(Q)	3.80%(S)		160	4,883
30- Year Interest Rate Swap, 04/28/53	Put	Goldman Sachs & Co.	04/26/23	3.11%	3 Month LIBOR(Q)	3.11%(S)		25	2,273

Total OTC Swaptions (cost $99,659)									$80,254

Total Options Purchased (cost $107,416)									$83,550

A281

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 2 Year Midcurve	Call	03/15/19	$97.25	4	10	$(525)
90 Day Euro Dollar Futures	Call	06/17/19	$97.88	14	35	(263)
90 Day Euro Dollar Futures	Call	03/16/20	$97.88	14	35	(1,400)
Eurodollar 1 Year Midcurve	Put	12/14/18	$96.88	3	8	(1,669)

Total Exchange Traded (premiums received $ 4,752)						$(3,857)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 01/14/21	Call	Morgan Stanley	01/10/20	2.45%	3 Month LIBOR(Q)	2.45%(S)	4,275	$(2,402)
1- Year Interest Rate Swap, 01/23/21	Call	Morgan Stanley	01/21/20	2.45%	3 Month LIBOR(Q)	2.45%(S)	4,275	(2,539)
1- Year Interest Rate Swap, 02/03/21	Call	Morgan Stanley	01/30/20	2.45%	3 Month LIBOR(Q)	2.45%(S)	2,085	(1,281)
1- Year Interest Rate Swap, 06/10/21	Call	Goldman Sachs & Co.	06/08/20	3.05%	3 Month LIBOR(Q)	3.05%(S)	1,400	(3,561)
2- Year Interest Rate Swap, 06/03/21	Call	JPMorgan Chase	05/30/19	2.45%	3 Month LIBOR(Q)	2.45%(S)	1,205	(511)
2- Year Interest Rate Swap, 08/30/21	Call	Goldman Sachs & Co.	08/28/19	3.00%	3 Month LIBOR(Q)	3.00%(S)	740	(2,173)
2- Year Interest Rate Swap, 02/26/22	Call	Deutsche Bank AG	02/24/20	2.40%	3 Month LIBOR(Q)	2.40%(S)	7,100	(11,248)
2- Year Interest Rate Swap, 04/16/22	Call	Deutsche Bank AG	04/14/20	2.88%	3 Month LIBOR(Q)	2.88%(S)	740	(2,955)
2- Year Interest Rate Swap, 04/21/22	Call	Bank of America	04/17/20	2.94%	3 Month LIBOR(Q)	2.94%(S)	730	(3,237)
2- Year Interest Rate Swap, 06/02/22	Call	Deutsche Bank AG	05/29/20	2.90%	3 Month LIBOR(Q)	2.90%(S)	390	(1,748)
5- Year Interest Rate Swap, 08/21/24	Call	JPMorgan Chase	08/19/19	2.95%	3 Month LIBOR(Q)	2.95%(S)	910	(6,462)
5- Year Interest Rate Swap, 08/23/24	Call	JPMorgan Chase	08/21/19	2.70%	3 Month LIBOR(Q)	2.70%(S)	920	(3,658)
5- Year Interest Rate Swap, 09/20/24	Call	Citigroup Global Markets	09/18/19	2.85%	3 Month LIBOR(Q)	2.85%(S)	910	(5,637)
5- Year Interest Rate Swap, 09/23/24	Call	Citigroup Global Markets	09/19/19	2.90%	3 Month LIBOR(Q)	2.90%(S)	910	(6,304)
10- Year Interest Rate Swap, 09/19/29	Call	UBS AG	09/17/19	3.14%	3 Month LIBOR(Q)	3.14%(S)	230	(4,515)
1- Year Interest Rate Swap, 06/10/21	Put	Goldman Sachs & Co.	06/08/20	3.05%	3.05%(S)	3 Month LIBOR(Q)	1,400	(5,153)
2- Year Interest Rate Swap, 06/03/21	Put	JPMorgan Chase	05/30/19	3.25%	3.25%(S)	3 Month LIBOR(Q)	1,205	(2,915)
2- Year Interest Rate Swap, 08/30/21	Put	Goldman Sachs & Co.	08/28/19	3.00%	3.00%(S)	3 Month LIBOR(Q)	740	(4,450)
2- Year Interest Rate Swap, 09/10/21	Put	Goldman Sachs & Co.	09/06/19	3.30%	3.30%(S)	3 Month LIBOR(Q)	520	(1,622)
2- Year Interest Rate Swap, 02/26/22	Put	Deutsche Bank AG	02/24/20	3.40%	3.40%(S)	3 Month LIBOR(Q)	7,100	(26,524)
2- Year Interest Rate Swap, 04/16/22	Put	Deutsche Bank AG	04/14/20	2.88%	2.88%(S)	3 Month LIBOR(Q)	740	(6,816)
2- Year Interest Rate Swap, 04/21/22	Put	Bank of America	04/17/20	2.94%	2.94%(S)	3 Month LIBOR(Q)	730	(6,136)

A282

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/07/22	Put	Goldman Sachs & Co.	05/05/20	3.15%	3.15	%(S)	3 Month LIBOR	(Q)	400	$(2,535)
2- Year Interest Rate Swap, 06/02/22	Put	Goldman Sachs & Co.	05/29/20	3.35%	3.35	%(S)	3 Month LIBOR	(Q)	550	(2,602)
2- Year Interest Rate Swap, 06/02/22	Put	Deutsche Bank AG	05/29/20	2.90%	2.90	%(S)	3 Month LIBOR	(Q)	390	(3,576)
2- Year Interest Rate Swap, 06/10/22	Put	Goldman Sachs & Co.	06/08/20	3.45%	3.45	%(S)	3 Month LIBOR	(Q)	550	(2,236)
2- Year Interest Rate Swap, 06/17/22	Put	Goldman Sachs & Co.	06/15/20	3.50%	3.50	%(S)	3 Month LIBOR	(Q)	350	(1,322)
2- Year Interest Rate Swap, 08/26/22	Put	Barclays Capital Group	08/24/20	3.50%	3.50	%(S)	3 Month LIBOR	(Q)	700	(2,971)
5- Year Interest Rate Swap, 06/27/24	Put	Barclays Capital Group	06/25/19	0.60%	0.60	%(A)	6 Month EURIBOR	(S)	EUR 180	(1,457)
10- Year Interest Rate Swap, 02/25/29	Put	Deutsche Bank AG	02/21/19	1.65%	1.65	%(A)	6 Month EURIBOR	(S)	EUR 830	(420)
10- Year Interest Rate Swap, 04/18/29	Put	Deutsche Bank AG	04/16/19	2.90%	2.90	%(S)	3 Month LIBOR	(Q)	380	(10,595)
10- Year Interest Rate Swap, 09/19/29	Put	UBS AG	09/17/19	3.14%	3.14	%(S)	3 Month LIBOR	(Q)	230	(5,019)
10- Year Interest Rate Swap, 06/09/31	Put	Barclays Capital Group	06/07/21	3.87%	3.87	%(S)	3 Month LIBOR	(Q)	340	(5,336)

Total OTC Swaptions (premiums received $182,795)										$(149,916)

Total Options Written (premiums received $187,547)										$(153,773)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	2 Year U.S. Treasury Notes	Dec. 2018	$4,425,422	$(5,136)
1	5 Year U.S. Treasury Notes	Dec. 2018	112,477	(820)
162	10 Year U.S. Treasury Notes	Dec. 2018	19,242,562	(246,649)
104	20 Year U.S. Treasury Bonds	Dec. 2018	14,612,000	(448,294)
304	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	46,901,500	(1,780,671)
1	Euro STOXX 600 Banks Index	Dec. 2018	9,068	23
1	Euro STOXX 50 Index	Dec. 2018	39,325	743
132	Mini MSCI EAFE Index	Dec. 2018	13,038,300	194,370
1,109	Mini MSCI Emerging Markets Index	Dec. 2018	58,205,866	1,228,221
240	Nikkei 225 Index	Dec. 2018	50,948,777	4,183,419
1	Russell 2000 E-Mini Index	Dec. 2018	85,040	(959)
127	S&P 500 E-Mini Index	Dec. 2018	18,535,650	52,034
8	S&P/TSX 60 Index	Dec. 2018	1,177,161	6,762
4	Short Euro-BTP	Dec. 2018	507,378	545
309	TOPIX Index	Dec. 2018	49,428,577	2,314,959

				5,498,547

Short Positions:
3	90 Day Euro Dollar	Mar. 2020	726,263	975
7	2 Year U.S. Treasury Notes	Dec. 2018	1,475,141	4,484
1	5 Year Euro-Bobl	Dec. 2018	151,749	1,022
16	5 Year U.S. Treasury Notes	Dec. 2018	1,799,625	(1,457)
1	10 Year Japanese Bonds	Dec. 2018	1,320,982	1,408
5	10 Year U.K. Gilt	Dec. 2018	788,170	7,208
135	10 Year U.S. Treasury Notes	Dec. 2018	16,035,469	82,047
61	10 Year U.S. Ultra Treasury Notes	Dec. 2018	7,686,000	134,914

A283

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
797	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	$122,962,156	$4,949,142
1	Euro-BTP Italian Government Bond	Dec. 2018	143,784	(476)
6	Euro-OAT	Dec. 2018	1,052,259	8,743
23	Russell 2000 E-Mini Index	Dec. 2018	1,955,920	10,420
370	S&P 500 E-Mini Index	Dec. 2018	54,001,500	(143,879)

				5,054,551

				$10,553,098

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/19/18	Citigroup Global Markets	AUD	133,000	$96,078,788	$96,202,351	$123,563	$—
Expiring 12/19/18	Goldman Sachs & Co.	AUD	324	235,553	234,357	—	(1,196)
British Pound,
Expiring 10/04/18	Citigroup Global Markets	GBP	2,531	3,301,689	3,299,821	—	(1,868)
Expiring 10/04/18	JPMorgan Chase	GBP	233	303,185	303,776	591	—
Expiring 12/19/18	Citigroup Global Markets	GBP	937	1,237,922	1,226,338	—	(11,584)
Expiring 12/19/18	Hong Kong & Shanghai Bank	GBP	79	103,787	103,395	—	(392)
Canadian Dollar,
Expiring 12/19/18	JPMorgan Chase	CAD	5,022	3,874,937	3,895,230	20,293	—
Euro,
Expiring 10/01/18	UBS AG	EUR	685	804,199	795,510	—	(8,689)
Expiring 10/04/18	Citigroup Global Markets	EUR	689	797,862	800,348	2,486	—
Expiring 10/04/18	Goldman Sachs & Co.	EUR	18,628	21,571,224	21,638,439	67,215	—
Expiring 12/19/18	Barclays Capital Group	EUR	96,000	112,960,608	112,261,742	—	(698,866)
Expiring 12/19/18	Nomura Securities Co.	EUR	562	660,699	656,901	—	(3,798)
Japanese Yen,
Expiring 10/04/18	Bank of New York Mellon	JPY	33,370	295,420	293,829	—	(1,591)
Expiring 10/04/18	Citigroup Global Markets	JPY	112,902	995,433	994,125	—	(1,308)
Expiring 12/19/18	Australia and New Zealand Banking Group	JPY	84,943	767,540	752,835	—	(14,705)
New Zealand Dollar,
Expiring 10/04/18	Citigroup Global Markets	NZD	1,483	980,754	983,041	2,287	—
Expiring 10/04/18	National Australia Bank Ltd.	NZD	135	89,735	89,488	—	(247)
Norwegian Krone,
Expiring 12/19/18	Citigroup Global Markets	NOK	9,563	1,175,912	1,179,326	3,414	—
Singapore Dollar,
Expiring 12/19/18	Citigroup Global Markets	SGD	3,366	2,462,914	2,466,747	3,833	—
Swedish Krona,
Expiring 12/19/18	Bank of New York Mellon	SEK	2,507	284,486	284,207	—	(279)
Expiring 12/19/18	Citigroup Global Markets	SEK	4,405	495,421	499,373	3,952	—
Swiss Franc,
Expiring 12/19/18	Bank of New York Mellon	CHF	3,164	3,297,637	3,250,521	—	(47,116)

				$252,775,705	$252,211,700	227,634	(791,639)

A284

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/19/18	Citigroup Global Markets	AUD	2,271	$1,641,025	$1,642,673	$—	$(1,648)
British Pound,
Expiring 10/04/18	Bank of New York Mellon	GBP	60	77,974	78,226	—	(252)
Expiring 10/04/18	BNP Paribas	GBP	225	292,607	293,347	—	(740)
Expiring 10/04/18	Citigroup Global Markets	GBP	2,669	3,470,968	3,479,741	—	(8,773)
Expiring 10/04/18	JPMorgan Chase	GBP	20	25,002	25,389	—	(387)
Expiring 11/05/18	Citigroup Global Markets	GBP	2,531	3,306,349	3,304,620	1,729	—
Canadian Dollar,
Expiring 12/19/18	Citigroup Global Markets	CAD	28,000	21,607,191	21,717,733	—	(110,542)
Expiring 12/19/18	Citigroup Global Markets	CAD	839	647,379	650,756	—	(3,377)
Expiring 12/19/18	Citigroup Global Markets	CAD	15	11,614	11,635	—	(21)
Euro,
Expiring 10/04/18	Bank of New York Mellon	EUR	279	323,561	324,088	—	(527)
Expiring 10/04/18	Bank of New York Mellon	EUR	7	8,155	8,131	24	—
Expiring 10/04/18	Barclays Capital Group	EUR	248	289,223	288,079	1,144	—
Expiring 10/04/18	BNP Paribas	EUR	91	105,324	105,706	—	(382)
Expiring 10/04/18	BNP Paribas	EUR	90	104,526	104,544	—	(18)
Expiring 10/04/18	Morgan Stanley	EUR	329	383,480	382,169	1,311	—
Expiring 10/04/18	UBS AG	EUR	18,030	21,026,947	20,943,798	83,149	—
Expiring 10/04/18	UBS AG	EUR	99	115,968	114,999	969	—
Expiring 10/04/18	Westpac Banking Corp.	EUR	87	101,164	101,060	104	—
Expiring 11/05/18	Goldman Sachs & Co.	EUR	18,628	21,625,171	21,694,354	—	(69,183)
Expiring 11/05/18	JPMorgan Chase	EUR	689	799,857	802,416	—	(2,559)
Expiring 11/05/18	UBS AG	EUR	685	806,396	797,758	8,638	—
Expiring 12/19/18	Bank of New York Mellon	EUR	2,452	2,885,286	2,867,352	17,934	—
Expiring 12/19/18	BNP Paribas	EUR	120	141,158	140,327	831	—
Japanese Yen,
Expiring 10/04/18	Barclays Capital Group	JPY	73,136	661,354	643,977	17,377	—
Expiring 10/04/18	Nomura Securities Co.	JPY	73,136	657,771	643,978	13,793	—
Expiring 11/05/18	Citigroup Global Markets	JPY	112,902	997,726	996,501	1,225	—
Expiring 12/19/18	Barclays Capital Group	JPY	268,418	2,425,306	2,378,943	46,363	—
Expiring 12/19/18	Citigroup Global Markets	JPY	137,154	1,230,188	1,215,573	14,615	—
Expiring 12/19/18	National Westminster Bank	JPY	2,740,000	24,758,534	24,284,156	474,378	—
New Zealand Dollar,
Expiring 10/04/18	JPMorgan Chase	NZD	1,621	1,075,514	1,074,516	998	—
Expiring 11/05/18	Citigroup Global Markets	NZD	1,483	980,929	983,229	—	(2,300)
Expiring 12/19/18	Hong Kong & Shanghai Bank	NZD	33	21,848	21,885	—	(37)
Expiring 12/19/18	National Australia Bank Ltd.	NZD	478	314,777	316,998	—	(2,221)
Norwegian Krone,
Expiring 12/19/18	Bank of New York Mellon	NOK	17,393	2,127,600	2,144,935	—	(17,335)
Singapore Dollar,
Expiring 12/19/18	Citigroup Global Markets	SGD	2,243	1,640,846	1,643,765	—	(2,919)
Swiss Franc,
Expiring 12/19/18	BNP Paribas	CHF	1,363	1,420,653	1,400,272	20,381	—

				$118,109,371	$117,627,629	704,963	(223,221)

						$932,597	$(1,014,860)

A285

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Chesapeake Energy Corp.	12/20/21	5.000%(Q)	190	2.313%	$(7,600)	$15,659	$23,259

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Casino Guichard Perrachon SA	12/20/22	1.000%(Q)	EUR	50	4.580%	$(7,715)	$(2,125)	$(5,590)	JPMorgan Chase
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	47	4.704%	(8,215)	(6,168)	(2,047)	Barclays Capital Group
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	28	4.704%	(4,830)	(4,040)	(790)	Citigroup Global Markets
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	20	4.704%	(3,492)	(2,057)	(1,435)	JPMorgan Chase
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	13	4.704%	(2,260)	(1,652)	(608)	Barclays Capital Group
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	12	4.704%	(2,154)	(1,946)	(208)	Bank of America
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	12	4.704%	(2,112)	(1,733)	(379)	JPMorgan Chase
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	12	4.704%	(2,110)	(1,732)	(378)	Citigroup Global Markets
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	10	4.704%	(1,746)	(1,051)	(695)	Goldman Sachs & Co.
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	7	4.704%	(1,267)	(974)	(293)	JPMorgan Chase
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	5	4.704%	(844)	(649)	(195)	JPMorgan Chase
Casino Guichard Perrachon SA	12/20/23	1.000%(Q)	EUR	90	4.804%	(17,450)	(14,777)	(2,673)	Goldman Sachs & Co.
CenturyLink, Inc.	12/20/23	1.000%(Q)		152	2.823%	(12,551)	(12,223)	(328)	Barclays Capital Group
Centurylink, Inc.	06/20/25	1.000%(Q)		150	3.422%	(19,697)	(27,996)	8,299	Barclays Capital Group
Garfunkelux Holdco. 2 SA	12/20/23	5.000%(Q)	EUR	13	5.035%	(1)	(105)	104	JPMorgan Chase
Intrium Justitia AB	06/20/23	5.000%(Q)	EUR	50	3.622%	3,570	5,496	(1,926)	Credit Suisse First Boston Corp.
Intrium Justitia AB	06/20/23	5.000%(Q)	EUR	23	3.622%	1,652	2,835	(1,183)	Morgan Stanley
Intrium Justitia AB	06/20/23	5.000%(Q)	EUR	20	3.622%	1,428	2,416	(988)	Credit Suisse First Boston Corp.
Intrium Justitia AB	06/20/23	5.000%(Q)	EUR	7	3.622%	489	840	(351)	Credit Suisse First Boston Corp.
Intrum Justitia AB	06/20/23	5.000%(Q)	EUR	21	3.622%	1,476	1,030	446	Citigroup Global Markets
Intrum Justitia AB	06/20/23	5.000%(Q)	EUR	9	3.622%	666	460	206	Citigroup Global Markets
TDC AS	06/20/23	1.000%(Q)	EUR	30	1.542%	(860)	(2,784)	1,924	Goldman Sachs & Co.

A286

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
Telecom Italia SpA	12/20/22	5.000%(Q)	EUR	30	1.970%	$(1,324)	$6,265	$(7,589)	Citigroup Global Markets
Thomas Cook Group PLC	06/20/23	5.000%(Q)	EUR	60	2.978%	6,375	7,864	(1,489)	Goldman Sachs & Co.
Thomas Cook Group PLC	06/20/23	5.000%(Q)	EUR	32	2.978%	3,450	4,273	(823)	Goldman Sachs & Co.
Thomas Cook Group PLC	06/20/23	5.000%(Q)	EUR	18	2.978%	1,863	2,370	(507)	Citigroup Global Markets

						$(67,659)	$(48,163)	$(19,496)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.31.V1	12/20/23	1.000%(Q)	51,350	$(957,744)	$(1,008,080)	$(50,336)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.31.V1	12/20/23	5.000%(Q)	9,259	3.323%	$654,597	$691,303	$36,706

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A287

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Inflation swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	395	04/15/23	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$2,916	$2,916
EUR	400	07/15/23	1.545%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	431	431
EUR	65	05/15/47	1.832%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,417)	(2,417)
EUR	60	01/15/48	1.991%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	860	860
EUR	60	01/15/48	1.974%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	446	446
EUR	60	06/15/48	1.983%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	291	291
EUR	60	07/15/48	2.000%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	736	736
GBP	670	05/15/23	3.256%(T)	U.K. Retail Price Index(1)(T)	—	10,976	10,976
GBP	1,980	08/15/23	3.355%(T)	U.K. Retail Price Index(2)(T)	—	(22,604)	(22,604)
GBP	695	08/15/23	3.357%(T)	U.K. Retail Price Index(1)(T)	—	7,837	7,837
GBP	690	08/15/23	3.350%(T)	U.K. Retail Price Index(1)(T)	—	8,119	8,119
GBP	570	09/15/23	3.475%(T)	U.K. Retail Price Index(1)(T)	—	—	—
GBP	465	11/15/27	3.455%(T)	U.K. Retail Price Index(1)(T)	—	1,546	1,546
GBP	515	01/15/28	3.405%(T)	U.K. Retail Price Index(2)(T)	—	(6,330)	(6,330)
GBP	90	06/15/28	3.380%(T)	U.K. Retail Price Index(2)(T)	—	(2,541)	(2,541)
GBP	625	08/15/28	3.400%(T)	U.K. Retail Price Index(2)(T)	(172)	(11,223)	(11,051)
GBP	315	08/15/28	3.385%(T)	U.K. Retail Price Index(2)(T)	—	(6,381)	(6,381)
GBP	570	09/15/28	3.500%(T)	U.K. Retail Price Index(2)(T)	—	—	—
GBP	465	11/15/32	3.548%(T)	U.K. Retail Price Index(2)(T)	—	3,356	3,356
GBP	280	11/15/42	3.600%(T)	U.K. Retail Price Index(2)(T)	—	7,800	7,800
GBP	280	11/15/47	3.550%(T)	U.K. Retail Price Index(1)(T)	—	(7,394)	(7,394)
GBP	60	03/15/48	3.410%(T)	U.K. Retail Price Index(1)(T)	—	4,088	4,088
GBP	70	08/15/48	3.440%(T)	U.K. Retail Price Index(2)(T)	—	(3,763)	(3,763)
GBP	10	08/15/48	3.433%(T)	U.K. Retail Price Index(1)(T)	—	588	588
GBP	125	09/15/48	3.467%(T)	U.K. Retail Price Index(1)(T)	682	3,971	3,289

A288

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Inflation swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
845	10/01/18	3.029%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$—	$—
2,435	11/09/19	2.113%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	18,454	18,454
2,460	09/18/20	2.230%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	1,763	1,763

				$510	$11,525	$11,015

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CAD	1,870	06/29/20	2.183%(S)	3 Month Canadian Bankers Acceptance(2)(S)	$—	$(7,032)	$(7,032)
EUR	140	03/23/28	1.040%(A)	6 Month EURIBOR(1)(S)	—	(2,461)	(2,461)
EUR	30	08/28/28	0.878%(A)	6 Month EURIBOR(2)(S)	—	(299)	(299)
EUR	85	01/05/48	1.518%(A)	6 Month EURIBOR(1)(S)	—	(724)	(724)
EUR	85	01/08/48	1.491%(A)	6 Month EURIBOR(1)(S)	—	(34)	(34)
GBP	27,660	12/20/18	0.678%(T)	1 Day SONIA(2)(T)	—	(1,676)	(1,676)
GBP	145	07/19/48	1.578%(S)	6 Month GBP LIBOR(1)(S)	4	7,339	7,335
JPY	240,830	04/26/23	0.129%(S)	6 Month JPY LIBOR(2)(S)	—	323	323
JPY	29,665	11/08/27	0.273%(S)	6 Month JPY LIBOR(1)(S)	—	1,097	1,097
JPY	29,250	01/11/28	0.351%(S)	6 Month JPY LIBOR(1)(S)	—	(527)	(527)
JPY	58,625	04/27/28	0.320%(S)	6 Month JPY LIBOR(1)(S)	—	867	867
NZD	407	09/08/27	3.055%(S)	3 Month BBR(1)(Q)	—	(5,217)	(5,217)
NZD	203	09/08/27	3.070%(S)	3 Month BBR(1)(Q)	—	(2,755)	(2,755)
NZD	200	09/08/27	3.067%(S)	3 Month BBR(1)(Q)	—	(2,697)	(2,697)
NZD	176	05/18/28	3.215%(S)	3 Month BBR(1)(Q)	—	(4,662)	(4,662)
NZD	205	05/24/28	3.220%(S)	3 Month BBR(1)(Q)	—	(5,456)	(5,456)
NZD	205	05/24/28	3.219%(S)	3 Month BBR(1)(Q)	—	(5,443)	(5,443)
NZD	296	08/15/28	2.868%(S)	3 Month BBR(1)(Q)	—	(46)	(46)
NZD	139	08/16/28	2.890%(S)	3 Month BBR(1)(Q)	—	(201)	(201)
NZD	318	08/21/28	2.890%(S)	3 Month BBR(1)(Q)	—	(416)	(416)
NZD	117	08/28/28	2.855%(S)	3 Month BBR(1)(Q)	—	111	111
NZD	120	09/25/28	2.928%(S)	3 Month BBR(2)(Q)	—	294	294
	1,340	11/15/19	1.882%(S)	3 Month LIBOR(2)(Q)	—	(8,469)	(8,469)
	1,345	11/24/19	1.938%(S)	3 Month LIBOR(2)(Q)	—	(7,628)	(7,628)

A289

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
1,430	07/03/20	2.785%(S)	3 Month LIBOR(1)(Q)	$—	$2,710	$2,710
160	04/25/21	3.019%(S)	3 Month LIBOR(1)(Q)	—	423	423
400	06/07/21	2.981%(S)	3 Month LIBOR(1)(Q)	—	1,461	1,461
160	07/18/21	2.997%(S)	3 Month LIBOR(2)(Q)	—	(567)	(567)
260	07/25/21	3.036%(S)	3 Month LIBOR(1)(Q)	—	738	738
160	07/30/21	3.096%(S)	3 Month LIBOR(1)(Q)	—	273	273
70	08/01/21	3.103%(S)	3 Month LIBOR(1)(Q)	—	112	112
195	08/05/21	3.125%(S)	3 Month LIBOR(1)(Q)	—	230	230
80	08/05/21	3.122%(S)	3 Month LIBOR(1)(Q)	—	99	99
80	08/05/21	3.116%(S)	3 Month LIBOR(1)(Q)	—	108	108
80	08/06/21	3.108%(S)	3 Month LIBOR(2)(Q)	—	(120)	(120)
80	08/06/21	3.073%(S)	3 Month LIBOR(2)(Q)	—	(174)	(174)
160	08/13/21	3.013%(S)	3 Month LIBOR(2)(Q)	—	(532)	(532)
80	08/13/21	3.025%(S)	3 Month LIBOR(2)(Q)	—	(247)	(247)
80	08/13/21	3.006%(S)	3 Month LIBOR(2)(Q)	—	(276)	(276)
240	08/15/21	2.977%(S)	3 Month LIBOR(2)(Q)	—	(962)	(962)
210	08/15/21	2.972%(S)	3 Month LIBOR(2)(Q)	—	(864)	(864)
160	08/15/21	2.979%(S)	3 Month LIBOR(2)(Q)	—	(637)	(637)
240	08/19/21	2.965%(S)	3 Month LIBOR(2)(Q)	—	(1,020)	(1,020)
210	08/28/21	2.964%(S)	3 Month LIBOR(2)(Q)	—	(901)	(901)
80	08/28/21	2.965%(S)	3 Month LIBOR(2)(Q)	—	(342)	(342)
128	08/29/21	2.990%(S)	3 Month LIBOR(1)(Q)	—	487	487
80	09/03/21	3.009%(S)	3 Month LIBOR(1)(Q)	—	275	275
160	09/10/21	3.069%(S)	3 Month LIBOR(1)(Q)	—	370	370
80	09/10/21	3.057%(S)	3 Month LIBOR(1)(Q)	—	203	203
80	09/10/21	3.045%(S)	3 Month LIBOR(1)(Q)	—	221	221
80	09/10/21	3.000%(S)	3 Month LIBOR(1)(Q)	—	289	289
160	09/12/21	3.070%(S)	3 Month LIBOR(1)(Q)	—	370	370
160	09/13/21	3.126%(S)	3 Month LIBOR(1)(Q)	—	201	201

A290

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
160	09/13/21	3.123%(S)	3 Month LIBOR(1)(Q)	$—	$208	$208
160	09/13/21	3.109%(S)	3 Month LIBOR(1)(Q)	—	250	250
80	09/13/21	3.093%(S)	3 Month LIBOR(1)(Q)	—	149	149
80	09/13/21	3.089%(S)	3 Month LIBOR(1)(Q)	—	156	156
160	09/17/21	3.161%(S)	3 Month LIBOR(1)(Q)	—	95	95
160	09/17/21	3.152%(S)	3 Month LIBOR(1)(Q)	—	123	123
80	09/17/21	3.151%(S)	3 Month LIBOR(1)(Q)	—	62	62
80	09/17/21	3.142%(S)	3 Month LIBOR(1)(Q)	—	76	76
160	09/19/21	3.173%(S)	3 Month LIBOR(1)(Q)	—	59	59
160	09/19/21	3.164%(S)	3 Month LIBOR(1)(Q)	—	86	86
340	09/20/21	3.150%(S)	3 Month LIBOR(2)(Q)	—	(273)	(273)
160	09/20/21	3.173%(S)	3 Month LIBOR(1)(Q)	—	61	61
160	09/20/21	3.163%(S)	3 Month LIBOR(1)(Q)	—	89	89
30	09/20/21	3.194%(S)	3 Month LIBOR(1)(Q)	—	(1)	(1)
160	09/23/21	3.199%(S)	3 Month LIBOR(1)(Q)	—	(18)	(18)
80	09/24/21	3.210%(S)	3 Month LIBOR(1)(Q)	—	(26)	(26)
80	09/24/21	3.208%(S)	3 Month LIBOR(1)(Q)	—	(22)	(22)
80	09/27/21	3.230%(S)	3 Month LIBOR(1)(Q)	—	(55)	(55)
80	09/27/21	3.230%(S)	3 Month LIBOR(1)(Q)	—	(55)	(55)
40	04/07/22	2.913%(S)	3 Month LIBOR(1)(Q)	—	199	199
20	05/11/22	3.047%(S)	3 Month LIBOR(1)(Q)	—	48	48
170	05/12/22	3.082%(S)	3 Month LIBOR(1)(Q)	—	301	301
160	05/19/22	3.204%(S)	3 Month LIBOR(1)(Q)	—	(80)	(80)
200	06/02/22	2.870%(S)	3 Month LIBOR(1)(Q)	—	1,124	1,124
90	06/16/22	3.081%(S)	3 Month LIBOR(1)(Q)	—	152	152
80	06/16/22	3.082%(S)	3 Month LIBOR(1)(Q)	—	133	133
90	06/23/22	3.049%(S)	3 Month LIBOR(1)(Q)	—	203	203
80	06/23/22	3.042%(S)	3 Month LIBOR(1)(Q)	—	191	191
420	07/19/22	2.965%(S)	3 Month LIBOR(2)(Q)	—	(1,561)	(1,561)

A291

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
340	07/28/22	3.086%(S)	3 Month LIBOR(1)(Q)	$—	$501	$501
85	08/25/22	2.909%(S)	3 Month LIBOR(2)(Q)	—	(371)	(371)
190	08/28/22	2.930%(S)	3 Month LIBOR(1)(Q)	—	793	793
990	02/28/23	2.570%(A)	1 Day USOIS(2)(A)	—	(8,298)	(8,298)
370	02/28/23	2.628%(A)	1 Day USOIS(2)(A)	—	(2,261)	(2,261)
340	05/16/23	2.945%(S)	3 Month LIBOR(2)(Q)	—	866	866
430	08/02/23	2.985%(S)	3 Month LIBOR(1)(Q)	—	1,122	1,122
880	07/19/24	2.920%(S)	3 Month LIBOR(1)(Q)	—	3,079	3,079
650	08/21/24	2.950%(S)	3 Month LIBOR(2)(Q)	—	(5,953)	(5,953)
650	08/23/24	2.940%(S)	3 Month LIBOR(2)(Q)	—	(6,251)	(6,251)
637	09/20/24	3.110%(S)	3 Month LIBOR(2)(Q)	—	(1,242)	(1,242)
637	09/23/24	3.150%(S)	3 Month LIBOR(2)(Q)	—	(95)	(95)
460	07/19/26	2.978%(S)	3 Month LIBOR(2)(Q)	—	(1,619)	(1,619)
40	04/24/28	3.017%(S)	3 Month LIBOR(1)(Q)	—	55	55
40	04/24/28	2.998%(S)	3 Month LIBOR(1)(Q)	—	124	124
260	05/15/28	3.119%(S)	3 Month LIBOR(1)(Q)	—	801	801
260	05/15/28	2.913%(S)	3 Month LIBOR(1)(Q)	—	5,159	5,159
130	05/15/28	3.072%(S)	3 Month LIBOR(1)(Q)	—	897	897
130	05/15/28	3.043%(S)	3 Month LIBOR(1)(Q)	—	1,202	1,202
40	07/17/28	2.929%(S)	3 Month LIBOR(2)(Q)	—	(680)	(680)
40	07/18/28	2.942%(S)	3 Month LIBOR(1)(Q)	—	636	636
36	07/18/28	2.962%(S)	3 Month LIBOR(1)(Q)	—	509	509
40	07/23/28	2.987%(S)	3 Month LIBOR(1)(Q)	—	484	484
80	07/25/28	3.051%(S)	3 Month LIBOR(1)(Q)	—	523	523
30	08/01/28	3.070%(S)	3 Month LIBOR(1)(Q)	—	153	153
40	08/08/28	3.034%(S)	3 Month LIBOR(2)(Q)	—	(335)	(335)
20	08/13/28	3.029%(S)	3 Month LIBOR(2)(Q)	—	(178)	(178)
20	08/13/28	3.024%(S)	3 Month LIBOR(2)(Q)	—	(188)	(188)
20	08/13/28	3.023%(S)	3 Month LIBOR(2)(Q)	—	(189)	(189)
20	08/14/28	2.968%(S)	3 Month LIBOR(2)(Q)	—	(227)	(227)

A292

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
20	08/14/28	2.968%(S)	3 Month LIBOR(2)(Q)	$—	$(284)	$(284)
20	08/14/28	2.966%(S)	3 Month LIBOR(2)(Q)	—	(287)	(287)
20	08/14/28	2.952%(S)	3 Month LIBOR(2)(Q)	—	(312)	(312)
50	08/15/28	2.974%(S)	3 Month LIBOR(1)(Q)	—	686	686
40	08/23/28	2.948%(S)	3 Month LIBOR(2)(Q)	—	(641)	(641)
20	08/30/28	2.989%(S)	3 Month LIBOR(1)(Q)	—	249	249
20	08/30/28	2.979%(S)	3 Month LIBOR(1)(Q)	—	267	267
20	08/31/28	3.002%(S)	3 Month LIBOR(1)(Q)	—	225	225
20	09/04/28	2.954%(S)	3 Month LIBOR(2)(Q)	—	(317)	(317)
20	09/04/28	2.941%(S)	3 Month LIBOR(2)(Q)	—	(339)	(339)
20	09/06/28	2.998%(S)	3 Month LIBOR(1)(Q)	—	242	242
20	09/06/28	2.997%(S)	3 Month LIBOR(1)(Q)	—	243	243
20	09/07/28	3.007%(S)	3 Month LIBOR(1)(Q)	—	226	226
20	09/07/28	2.997%(S)	3 Month LIBOR(1)(Q)	—	242	242
60	09/18/28	3.090%(S)	3 Month LIBOR(2)(Q)	—	(257)	(257)
30	09/18/28	3.080%(S)	3 Month LIBOR(2)(Q)	—	(155)	(155)
20	09/24/28	3.186%(S)	3 Month LIBOR(1)(Q)	—	(76)	(76)
20	09/24/28	3.180%(S)	3 Month LIBOR(1)(Q)	—	(67)	(67)
70	10/01/28	3.150%(S)	3 Month LIBOR(2)(Q)	—	35	35
150	02/15/44	3.191%(S)	3 Month LIBOR(1)(Q)	—	—	—

				$4	$(53,413)	$(53,417)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
Bloomberg Commodity Index(Q)	3 Month Treasury Bill(Q)	JPMorgan Chase	02/26/19	126,044	2,220,429	—	$2,220,429
MSCI US REIT Index(Q)	3 Month LIBOR plus 24bps(Q)	Deutsche Bank AG	01/10/19	225,121	10,037,661	—	10,037,661

A293

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
MSCI US REIT Index(Q)	3 Month LIBOR plus 50bps(Q)	JPMorgan Chase	01/10/19	12,190	(90,843)	—	$(90,843)

					$12,167,247	$—	$12,167,247

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Barclays Capital Group	$787,697	$—
Citigroup Global Markets	18,000	—
Credit Suisse First Boston Corp.	1,286,000	—
Goldman Sachs & Co.	14,020,617	145,629

Total	$16,112,314	$145,629

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$586,931,597	$328,486,248	$502,942
Preferred Stocks	3,955,625	171,091	—
Unaffiliated Exchange Traded Funds	1,724,730	—	—
Asset-Backed Securities
Automobiles	—	76,447,033	—
Collateralized Loan Obligations	—	15,865,281	250,000
Consumer Loans	—	32,894,659	—
Credit Cards	—	3,378,159	—
Other	—	2,624,723	—
Residential Mortgage-Backed Securities	—	102,617	—
Student Loans	—	1,923,969	—
Bank Loans	—	44,059,019	3,959,523
Commercial Mortgage-Backed Securities	—	24,688,209	—
Convertible Bonds	—	664,700	—
Corporate Bonds	—	594,737,118	—
Municipal Bonds	—	3,295,374	—
Residential Mortgage-Backed Securities	—	31,992,775	—
Sovereign Bonds	—	7,572,440	—
U.S. Government Agency Obligations	—	214,235,306	—
U.S. Treasury Obligations	—	44,333,218	—

A294

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Affiliated Mutual Funds	$608,792,048	$—	$—
Options Purchased	2,976	80,574	—
Options Written	(3,857)	(149,916)	—
Other Financial Instruments*
Unfunded Loan Commitments	—	(228)	—
Forward Commitment Contracts	—	(10,684,183)	—
Futures Contracts	10,553,098	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(82,263)	—
Centrally Cleared Credit Default Swap Agreements	—	9,629	—
OTC Credit Default Swap Agreements	—	(67,659)	—
Centrally Cleared Inflation Swap Agreements	—	11,015	—
Centrally Cleared Interest Rate Swap Agreements	—	(53,417)	—
OTC Total Return Swap Agreements	—	12,167,247	—

Total	$1,211,956,217	$1,428,702,738	$4,712,465

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

A295

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.9%
ASSET-BACKED SECURITIES — 10.1%

Automobiles — 1.1%
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C	2.510%		01/08/21	10,684	$10,677,478
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B	2.110%		01/08/21	570	569,239
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C	2.880%		07/08/21	360	359,553
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	1,973,533
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,885	2,847,492
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 144A	2.720%		11/20/22	3,890	3,795,344
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 144A	3.070%		09/20/23	2,870	2,796,844
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%		08/16/21	3,726	3,735,387
CPS Auto Trust, Series 2017-A, Class B, 144A	2.680%		05/17/21	2,070	2,065,266
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	1,042	1,041,135
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	1,570	1,562,992
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	1,345	1,338,512
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A, 144A	3.470%		05/17/27	1,330	1,328,781
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A	3.190%		07/15/22	1,071	1,072,786
Drive Auto Receivables Trust, Series 2017-1, Class B	2.360%		03/15/21	472	472,027
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%		01/15/21	170	169,883
Drive Auto Receivables Trust, Series 2017-AA, Class C, 144A	2.980%		01/18/22	885	884,198
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 144A	1.960%		03/15/21	168	167,455
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 144A	2.790%		07/15/21	2,320	2,318,118
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 144A	1.690%		04/15/21	130	129,944
Flagship Credit Auto Trust, Series 2016-1, Class A, 144A	2.770%		12/15/20	401	400,917
Santander Drive Auto Receivables Trust, Series 2018-2, Class B	3.030%		09/15/22	1,395	1,388,954
Santander Drive Auto Receivables Trust, Series 2018-2, Class C	3.350%		07/17/23	1,010	1,004,346

					42,100,184

Collateralized Loan Obligations — 4.1%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 3 Month LIBOR + 1.100%, 144A	3.439%	(c)	07/15/26	950	949,985
Allegro CLO Ltd. (Cayman Islands), Series 2014-1RA, Class A1, 3 Month LIBOR + 1.080%, 144A	3.233%	(c)	10/21/28	260	259,999

A296

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Allegro CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.130%, 144A	3.466%	(c)	01/17/31	730	$728,819
ALM Ltd. (Cayman Islands), Series 2012-5A, Class A1R3, 3 Month LIBOR + 0.910%, 144A	3.243%	(c)	10/18/27	850	847,746
ALM Ltd. (Cayman Islands), Series 2012-6A, Class A2R3, 3 Month LIBOR + 1.400%, 144A	3.748%	(c)	07/15/26	277	275,513
ALM Ltd. (Cayman Islands), Series 2015-12A, Class BR2, 3 Month LIBOR + 1.650%, 144A	3.989%	(c)	04/16/27	370	367,252
ALM Ltd. (Cayman Islands), Series 2015-16A, Class A2R2, 3 Month LIBOR + 1.500%, 144A	3.239%	(c)	07/15/27	1,020	1,019,059
ALM Ltd. (Cayman Islands), Series 2015-16A, Class BR2, 3 Month LIBOR + 1.900%, 144A	4.239%	(c)	07/15/27	410	408,466
AMMC CLO Ltd. (Cayman Islands), Series 2012-11A, Class A1R2, 3 Month LIBOR + 1.010%, 144A	3.349%	(c)	04/30/31	890	885,978
AMMC CLO Ltd. (Cayman Islands), Series 2013-12A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.540%	(c)	11/10/30	500	500,389
AMMC CLO Ltd. (Cayman Islands), Series 2013-13A, Class A1LR, 3 Month LIBOR + 1.260%, 144A	3.602%	(c)	07/24/29	590	590,684
AMMC CLO Ltd. (Cayman Islands), Series 2016-19A, Class C, 3 Month LIBOR + 2.800%, 144A	5.139%	(c)	10/15/28	180	180,625
AMMC CLO Ltd. (Cayman Islands), Series 2017-21A, Class A, 3 Month LIBOR + 1.250%, 144A	3.599%	(c)	11/02/30	250	250,328
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.587%	(c)	10/13/30	490	490,620
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class A, 3 Month LIBOR + 1.050%, 144A	3.389%	(c)	01/28/31	380	379,296
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class B, 3 Month LIBOR + 1.500%, 144A	3.839%	(c)	01/28/31	440	438,348
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class C, 3 Month LIBOR + 1.850%, 144A	4.189%	(c)	01/28/31	250	245,759
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-4RA, Class C, 3 Month LIBOR + 1.850%, 144A	4.189%	(c)	01/28/31	650	638,996
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5RA, Class B, 3 Month LIBOR + 1.450%, 144A	3.789%	(c)	01/15/30	1,420	1,421,134
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5RA, Class C, 3 Month LIBOR + 1.850%, 144A	4.189%	(c)	01/15/30	640	636,553
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	3.609%	(c)	07/15/30	1,030	1,031,253
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-7A, Class AR, 3 Month LIBOR + 0.960%, 144A	3.299%	(c)	10/15/27	4,290	4,284,478

A297

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-7A, Class B1R, 3 Month LIBOR + 1.300%, 144A	3.639%	(c)	10/15/27	650	$645,361
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2018-1RA, Class A1, 3 Month LIBOR + 0.990%, 144A	3.327%	(c)	04/13/31	1,570	1,562,185
Apidos CLO (Cayman Islands), Series 2013-12A, Class AR, 3 Month LIBOR + 1.080%, 144A	3.419%	(c)	04/15/31	4,210	4,203,076
Apidos CLO (Cayman Islands), Series 2013-15A, Class A1RR, 3 Month LIBOR + 1.010%, 144A	3.358%	(c)	04/20/31	500	497,504
Apidos CLO (Cayman Islands), Series 2013-16A, Class A1R, 3 Month LIBOR + 0.980%, 144A	3.322%	(c)	01/19/25	957	957,007
Apidos CLO (Cayman Islands), Series 2014-18A, Class A1R, 3 Month LIBOR + 1.120%, 144A	3.467%	(c)	07/22/26	250	250,014
Apidos CLO (Cayman Islands), Series 2018-18A, Class A1, 3 Month LIBOR + 1.140%, 144A	3.513%	(c)	10/22/30	250	250,000
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands), Series 2017-FL3, Class A, 1 Month LIBOR + 0.990%, 144A	3.148%	(c)	12/15/27	700	701,545
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 1 Month LIBOR + 1.700%, 144A	3.858%	(c)	09/15/26	950	949,972
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL2, Class A, 1 Month LIBOR + 0.990%, 144A	3.148%	(c)	08/15/27	330	330,517
Ares CLO Ltd. (Cayman Islands), Series 2015-1A, Class A2R, 3 Month LIBOR + 1.950%, 144A	4.266%	(c)	12/05/25	330	330,203
ARI Investments LLC^	—%	(p)	01/06/25	1,070	1,069,999
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1RR, 3 Month LIBOR + 0.680%, 144A	2.994%	(c)	02/17/26	1,425	1,419,154
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3 Month LIBOR + 0.980%, 144A	3.316%	(c)	07/17/26	690	689,671
Avery Point CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.050%, 144A	3.263%	(c)	08/05/27	640	639,946
Avery Point CLO Ltd. (Cayman Islands), Series 2015-6A, Class BR, 3 Month LIBOR + 1.500%, 144A	3.713%	(c)	08/05/27	420	419,966
Avery Point CLO Ltd. (Cayman Islands), Series 2015-7A, Class A1, 3 Month LIBOR + 1.500%, 144A	3.839%	(c)	01/15/28	460	460,651
Babson CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 1.190%, 144A	3.538%	(c)	10/20/30	520	520,379
Babson CLO Ltd. (Cayman Islands), Series 2015-IA, Class AR, 3 Month LIBOR + 0.990%, 144A	3.338%	(c)	01/20/31	390	387,736
Babson CLO Ltd. (Cayman Islands), Series 2015-IA, Class BR, 3 Month LIBOR + 1.400%, 144A	3.748%	(c)	01/20/31	250	245,977
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.590%, 144A	3.929%	(c)	10/15/28	440	441,965

A298

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIA, Class A1R, 3 Month LIBOR + 1.240%, 144A	3.573%	(c)	10/18/29	2,210	$2,212,797
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIA, Class A2R, 3 Month LIBOR + 1.720%, 144A	4.053%	(c)	10/18/29	623	623,433
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 3 Month LIBOR + 0.780%, 144A	3.113%	(c)	07/18/27	470	468,276
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2018-5BA, Class A1A, 3 Month LIBOR + 1.090%, 144A	3.207%	(c)	04/20/31	1,000	998,127
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 1.180%, 144A	3.527%	(c)	10/22/30	810	810,996
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class CR, 3 Month LIBOR + 1.900%, 144A	4.239%	(c)	10/29/25	620	620,876
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.010%, 144A	3.349%	(c)	04/15/25	1,074	1,073,968
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 0.930%, 144A	3.278%	(c)	07/20/26	250	249,980
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1R, 3 Month LIBOR + 1.000%, 144A	3.348%	(c)	04/20/31	4,250	4,226,859
Bowman Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.490%	(c)	11/23/25	650	649,799
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1RR, 3 Month LIBOR + 1.000%, 144A	3.339%	(c)	01/15/31	370	368,084
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.306%	(c)	04/17/31	560	556,147
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-1A, Class CR, 3 Month LIBOR + 2.000%, 144A	4.348%	(c)	04/20/27	250	250,209
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-3A, Class A2R, 3 Month LIBOR + 1.600%, 144A	3.939%	(c)	07/28/28	360	358,774
CBAM Ltd. (Cayman Islands), Series 2017-2A, Class B1, 3 Month LIBOR + 1.750%, 144A	4.086%	(c)	10/17/29	590	589,971
CBAM Ltd. (Cayman Islands), Series 2017-3A, Class A, 3 Month LIBOR + 1.230%, 144A	3.566%	(c)	10/17/29	720	720,821
CBAM Ltd. (Cayman Islands), Series 2017-3A, Class B1, 3 Month LIBOR + 1.700%, 144A	4.036%	(c)	10/17/29	250	249,852
Cedar Funding CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 3 Month LIBOR + 1.230%, 144A	3.577%	(c)	07/23/30	550	550,501
Cedar Funding CLO Ltd. (Cayman Islands), Series 2016-5A, Class A1R, 3 Month LIBOR + 1.100%, 144A	3.946%	(c)	07/17/31	850	846,264
Cedar Funding CLO Ltd. (Cayman Islands), Series 2017-8A, Class A1, 3 Month LIBOR + 1.250%, 144A	3.586%	(c)	10/17/30	3,018	3,021,340

A299

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Cedar Funding CLO Ltd. (Cayman Islands), Series 2017-8A, Class B, 3 Month LIBOR + 1.700%, 144A	4.036%	(c)	10/17/30	560	$559,670
Cent CLO Ltd. (Cayman Islands), Series 2015-24A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.286%	(c)	10/15/26	630	629,443
CIFC Funding Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 3 Month LIBOR + 1.210%, 144A	3.543%	(c)	10/18/30	1,260	1,261,390
CIFC Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.100%, 144A	3.433%	(c)	01/18/31	530	528,341
CIFC Funding Ltd. (Cayman Islands), Series 2014-3A, Class C1R, 3 Month LIBOR + 1.900%, 144A	4.247%	(c)	07/22/26	310	310,023
CIFC Funding Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 3 Month LIBOR + 1.380%, 144A	3.716%	(c)	10/17/26	1,450	1,449,989
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 0.780%, 144A	3.119%	(c)	04/15/27	250	248,762
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class CR, 3 Month LIBOR + 1.700%, 144A	4.039%	(c)	04/15/27	850	843,909
CIFC Funding Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.240%, 144A	3.588%	(c)	04/20/30	2,250	2,252,186
Elevation CLO Ltd. (Cayman Islands), Series 2017-8A, Class A1, 3 Month LIBOR + 1.160%, 144A	3.495%	(c)	10/25/30	430	429,976
Galaxy CLO Ltd. (Cayman Islands), Series 2013-15A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.539%	(c)	10/15/30	1,010	1,009,224
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class C, 3 Month LIBOR + 1.680%, 144A	3.994%	(c)	11/15/26	250	248,695
GoldenTree Loan Opportunities Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 3 Month LIBOR + 1.110%, 144A	3.483%	(c)	10/29/29	4,500	4,500,000
GoldenTree Loan Opportunities Ltd. (Cayman Islands), Series 2015-11A, Class AR2, 3 Month LIBOR + 1.070%, 144A	3.403%	(c)	01/18/31	250	249,461
Greystone Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL1A, Class A, 1 Month LIBOR + 1.550%, 144A	3.708%	(c)	03/15/27	250	249,213
Greywolf CLO Ltd. (Cayman Islands), Series 2014-2A, Class BR, 3 Month LIBOR + 2.350%, 144A	4.686%	(c)	01/17/27	250	249,686
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-5A, Class C1R, 3 Month LIBOR + 2.100%, 144A	4.439%	(c)	01/29/26	380	380,103
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-5A, Class C2R, 3 Month LIBOR + 2.100%, 144A	4.439%	(c)	01/29/26	250	250,310
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 3 Month LIBOR + 1.000%, 144A	3.340%	(c)	02/05/31	5,040	5,017,012

A300

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Kayne CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.240%, 144A^	3.572%	(c)	10/15/31	5,000	$4,982,000
Kayne CLO Ltd. (Cayman Islands), Series 2018-2A, Class B, 3 Month LIBOR + 1.900%, 144A^	4.232%	(c)	10/15/31	1,250	1,250,000
KKR CLO Ltd. (Cayman Islands), Series 12, Class A1R, 3 Month LIBOR + 1.050%, 144A	3.389%	(c)	07/15/27	870	870,319
LCM LP (Cayman Islands), Series 20A, Class AR, 3 Month LIBOR + 1.040%, 144A	3.379%	(c)	10/20/27	4,500	4,500,000
LCM LP (Cayman Islands), Series 20A, Class BR, 3 Month LIBOR + 1.550%, 144A	3.889%	(c)	10/20/27	750	750,000
LCM Ltd. (Cayman Islands), Series 26A, Class A1, 3 Month LIBOR + 1.070%, 144A	3.418%	(c)	01/20/31	1,510	1,507,856
LCM XIV LP (Cayman Islands), Series 14A, Class AR, 3 Month LIBOR + 1.040%, 144A	3.440%	(c)	07/20/31	250	249,172
Madison Park Funding Ltd. (Cayman Islands), Series 2014-14A, Class A2R, 3 Month LIBOR + 1.120%, 144A	3.468%	(c)	07/20/26	7,670	7,669,987
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class A1R, 3 Month LIBOR + 1.190%, 144A	3.537%	(c)	10/21/30	2,950	2,952,215
Madison Park Funding Ltd. (Cayman Islands), Series 2017-23A, Class A, 3 Month LIBOR + 1.210%, 144A	3.547%	(c)	07/27/30	950	950,675
Madison Park Funding Ltd. (Cayman Islands), Series 2017-26A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.539%	(c)	07/29/30	1,220	1,220,977
Marathon Ltd. (Cayman Islands), Series 2018-FL1, Class A, 1 Month LIBOR + 1.150%, 144A	3.308%	(c)	06/15/28	290	290,366
Marble Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.180%, 144A	3.513%	(c)	12/18/30	490	489,102
Mountain Hawk CLO Ltd. (Cayman Islands), Series 2013-2A, Class BR, 3 Month LIBOR + 1.600%, 144A	3.948%	(c)	07/20/24	634	634,017
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.598%	(c)	10/20/30	590	590,748
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.080%, 144A	3.234%	(c)	10/18/28	570	569,875
MP CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 0.910%, 144A	3.249%	(c)	10/28/27	990	987,284
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189%	(c)	01/15/28	250	248,863
Neuberger Berman Loan Advisers CLO (Cayman Islands), Series 2017-26A, Class A, 3 Month LIBOR + 1.170%, 144A	3.503%	(c)	10/18/30	1,030	1,031,218
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.415%	(c)	04/26/31	220	218,842
OCP CLO Ltd. (Cayman Islands), Series 2015-10A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.155%	(c)	10/26/27	160	159,200

A301

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A	3.599%	(c)	07/15/30	1,910	$1,912,538
Octagon Investment Partners 24 Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.212%	(c)	05/21/27	2,720	2,719,758
Octagon Investment Partners 24 Ltd. (Cayman Islands), Series 2015-1A, Class A2AR, 3 Month LIBOR + 1.350%, 144A	3.662%	(c)	05/21/27	1,810	1,802,828
Octagon Investment Partners 33 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.190%, 144A	3.538%	(c)	01/20/31	260	259,973
Octagon Investment Partners Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 3 Month LIBOR + 1.000%, 144A	3.335%	(c)	01/25/31	1,990	1,979,756
Octagon Investment Partners Ltd. (Cayman Islands), Series 2018-18A, Class A1A, 3 Month LIBOR + 0.960%, 144A	3.299%	(c)	04/16/31	1,250	1,240,526
OFSI Fund Ltd. (Cayman Islands), Series 2014-6A, Class A2R, 3 Month LIBOR + 1.130%, 144A	3.469%	(c)	03/20/25	2,265	2,259,674
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-9A, Class A1R, 3 Month LIBOR + 1.010%, 144A	3.358%	(c)	10/20/25	716	715,754
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R2, 3 Month LIBOR + 1.230%, 144A	3.577%	(c)	07/23/29	500	500,497
OZLM Funding Ltd. (Cayman Islands), Series 2013-3A, Class BR, 3 Month LIBOR + 3.000%, 144A	5.347%	(c)	01/22/29	2,250	2,259,709
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.597%	(c)	10/22/30	290	290,377
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A2R, 3 Month LIBOR + 1.700%, 144A	4.047%	(c)	10/22/30	380	380,390
OZLM Ltd. (Cayman Islands), Series 2014-7RA, Class A1R, 3 Month LIBOR + 1.010%, 144A	3.346%	(c)	07/17/29	1,250	1,246,383
OZLM Ltd. (Cayman Islands), Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A	3.466%	(c)	10/17/26	680	679,975
OZLM Ltd. (Cayman Islands), Series 2014-9A, Class CR, 3 Month LIBOR + 3.550%, 144A	5.898%	(c)	01/20/27	990	991,013
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.589%	(c)	10/30/30	3,070	3,073,115
OZLM Ltd. (Cayman Islands), Series 2015-14A, Class A2AR, 3 Month LIBOR + 1.700%, 144A	4.039%	(c)	01/15/29	1,050	1,051,812
OZLM Ltd. (Cayman Islands), Series 2017-19A, Class A1, 3 Month LIBOR + 1.220%, 144A	3.559%	(c)	11/22/30	400	400,500
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	3.556%	(c)	10/17/27	440	439,992
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class BR, 3 Month LIBOR + 2.250%, 144A	4.586%	(c)	10/17/27	250	250,080
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	3.466%	(c)	01/17/31	250	249,599

A302

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-3A, Class A2, 3 Month LIBOR + 1.350%, 144A	3.685%	(c)	08/15/26	527	$523,491
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 0.740%, 144A	3.079%	(c)	10/15/25	1,706	1,699,078
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class A2, 3 Month LIBOR + 1.300%, 144A	3.639%	(c)	10/15/25	1,280	1,280,559
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2018-4A, Class A1, 3 Month LIBOR + 0.900%, 144A	3.273%	(c)	11/15/26	2,000	2,000,000
Parallel Ltd. (Cayman Islands), Series 2015-1A, Class C1R, 3 Month LIBOR + 1.750%, 144A	4.098%	(c)	07/20/27	250	246,598
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A2, 3 Month LIBOR + 1.700%, 144A	4.019%	(c)	11/14/29	580	579,622
Race Point CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1R, 3 Month LIBOR + 1.100%, 144A	3.435%	(c)	07/25/31	1,360	1,359,142
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.370%, 144A	3.709%	(c)	04/15/29	2,050	2,053,690
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class B, 3 Month LIBOR + 1.800%, 144A	4.139%	(c)	04/15/29	870	870,413
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-2A, Class B, 3 Month LIBOR + 1.750%, 144A	4.089%	(c)	10/15/29	920	919,904
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-3A, Class A, 3 Month LIBOR + 1.190%, 144A	3.538%	(c)	10/20/30	850	850,356
RR 3 Ltd. (Cayman Islands), Series 2018-3A, Class A1R2, 3 Month LIBOR + 1.090%, 144A	3.429%	(c)	01/15/30	4,880	4,872,988
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.120%, 144A	3.459%	(c)	07/15/30	660	657,356
Sound Point CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A	3.998%	(c)	07/20/28	1,410	1,410,704
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A	4.008%	(c)	10/20/28	740	740,351
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class A, 3 Month LIBOR + 1.530%, 144A	3.877%	(c)	01/23/29	1,830	1,832,793
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class C, 3 Month LIBOR + 2.650%, 144A	4.997%	(c)	01/23/29	250	250,807
Sound Point CLO Ltd. (Cayman Islands), Series 2017-4A, Class B, 3 Month LIBOR + 1.800%, 144A	4.148%	(c)	01/21/31	500	492,501
Steele Creek CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A	3.589%	(c)	01/15/30	370	370,261

A303

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TCI-Flatiron CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.200%, 144A	3.512%	(c)	11/17/30	630	$630,768
TIAA CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A	3.628%	(c)	04/20/29	510	510,671
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.148%	(c)	07/20/27	1,000	995,485
Venture CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 3 Month LIBOR + 1.220%, 144A	3.559%	(c)	10/15/29	2,365	2,365,057
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class BR, 3 Month LIBOR + 2.000%, 144A	4.339%	(c)	01/15/27	450	450,153
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 3 Month LIBOR + 0.720%, 144A	3.055%	(c)	07/25/26	590	587,503
Voya CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 3 Month LIBOR + 1.130%, 144A	3.469%	(c)	10/15/30	610	610,120
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A	3.668%	(c)	04/20/29	490	490,762
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.486%	(c)	01/17/31	560	559,070
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.150%, 144A	3.497%	(c)	01/22/31	910	910,016
York CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.598%	(c)	10/20/29	350	350,478
York CLO Ltd. (Cayman Islands), Series 2016-1A, Class BR, 3 Month LIBOR + 1.750%, 144A	4.098%	(c)	10/20/29	490	489,950

					162,706,187

Consumer Loans — 0.5%
Lendmark Funding Trust, Series 2017-1A, Class A, 144A	2.830%		12/22/25	3,080	3,062,528
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	2,237	2,240,162
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,819,833
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,531,844
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,370	1,375,643
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	3,320	3,330,156
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	1,672	1,680,345
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	1,830	1,821,511
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,608,450

					21,470,472

A304

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards — 0.2%
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	$2,594,772
World Financial Network Credit Card Master Trust, Series 2012-C, Class C	4.550%		08/15/22	810	810,471
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,845	1,778,457
World Financial Network Credit Card Master Trust, Series 2016-C, Class A	1.720%		08/15/23	2,805	2,769,042

					7,952,742

Home Equity Loans — 0.6%
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, 1 Month LIBOR + 1.300%, 144A	3.542%	(c)	05/28/39	143	74,072
Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, 1 Month LIBOR + 1.000%, 144A	3.242%	(c)	02/28/40	600	589,338
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 1 Month LIBOR + 1.000%, 144A	3.242%	(c)	12/28/40	317	302,618
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE3, Class 1A4, 1 Month LIBOR + 0.350%	2.566%	(c)	04/25/37	1,522	1,206,689
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1 Month LIBOR + 1.200%	3.416%	(c)	01/25/36	49	48,201
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, 1 Month LIBOR + 0.200%	2.416%	(c)	05/25/37	1,595	1,152,526
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, 1 Month LIBOR + 0.270%	2.486%	(c)	05/25/37	725	527,930
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4Q1B, 1 Month LIBOR + 0.300%, 144A	2.458%	(c)	12/15/33	283	266,567
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5F1A, 1 Month LIBOR + 0.240%, 144A	2.398%	(c)	12/15/35	283	273,587
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 1A, 1 Month LIBOR + 0.150%	2.308%	(c)	11/15/36	481	395,197
EMC Mortgage Loan Trust, Series 2001-A, Class A, 1 Month LIBOR + 0.740%, 144A	2.956%	(c)	05/25/40	884	869,055
GSAA Home Equity Trust, Series 2007-2, Class AF3	5.917%	(cc)	03/25/37	133	50,372
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 1 Month LIBOR + 2.025%	4.241%	(c)	07/25/34	158	158,246
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, 1 Month LIBOR + 0.270%	2.486%	(c)	05/25/36	290	275,703
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2C, 1 Month LIBOR + 1.250%	3.466%	(c)	07/25/37	8,600	7,975,391
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, 1 Month LIBOR + 0.130%	2.346%	(c)	11/25/36	2,828	1,750,794

A305

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%	2.396%	(c)	06/25/37	75	$74,124
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 1A1	5.866%		01/25/37	578	541,997
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1	5.866%		01/25/37	716	673,332
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1	5.820%		03/25/37	2,691	2,644,646
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 1 Month LIBOR + 0.190%, 144A	2.406%	(c)	11/25/36	610	374,303
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%	2.466%	(c)	04/25/37	1,958	1,052,355
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A4, 1 Month LIBOR + 0.360%	2.576%	(c)	04/25/37	208	112,969
Yale Mortgage Loan Trust, Series 2007-1, Class A, 1 Month LIBOR + 0.400%, 144A	2.616%	(c)	06/25/37	532	231,809

					21,621,821

Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 144A	—%	(p)	08/15/30	392	285,055
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1	7.930%	(cc)	12/10/25	680	468,259
Conseco Finance Securitizations Corp., Series 2000-4, Class A5	7.970%		05/01/32	1,362	638,332
Conseco Finance Securitizations Corp., Series 2000-5, Class A6	7.960%		05/01/31	578	355,883
Conseco Finance Securitizations Corp., Series 2000-5, Class A7	8.200%		05/01/31	1,055	667,053
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2	5.260%	(cc)	01/15/19	208	159,346
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1	7.820%	(cc)	03/15/32	207	203,707
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, 1 Month LIBOR + 1.200%, 144A	3.358%	(c)	10/15/37	540	545,164

					3,322,799

Other — 1.2%
AMSR Trust, Series 2016-SFR1, Class G, 1 Month LIBOR + 5.100%, 144A	7.258%	(c)	11/17/33	260	261,461
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	178	175,374
Coinstar Funding LLC, Series 2017-1A, Class A2, 144A	5.216%		04/25/47	4,918	4,975,213
Colony American Finance Ltd. (Cayman Islands), Series 2015-1, Class A, 144A	2.896%		10/15/47	3,900	3,876,459
Colony American Homes, Series 2015-1A, Class A, 1 Month LIBOR + 1.200%, 144A	3.331%	(c)	07/17/32	715	716,319
Goldman Sachs Group, Inc. (The), Series 2018-12^	—%	(p)	10/12/18	4,000	4,000,000
Goldman Sachs Group, Inc. (The), Series 2018-13^	2.752%		11/13/18	5,000	5,000,000

A306

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other (cont’d.)
Goldman Sachs Group, Inc. (The), Series 2018-14^	2.844%		02/08/19	13,000	$13,000,000
Invitation Homes Trust, Series 2018-SFR1, Class E, 1 Month LIBOR + 2.000%, 144A	4.158%	(c)	03/17/37	310	311,255
Invitation Homes Trust, Series 2018-SFR1, Class F, 1 Month LIBOR + 2.500%, 144A	4.658%	(c)	03/17/37	250	251,554
Invitation Homes Trust, Series 2018-SFR2, Class A, 1 Month LIBOR + 0.900%, 144A	3.058%	(c)	06/17/37	6,285	6,288,474
Invitation Homes Trust, Series 2018-SFR3, Class A, 1 Month LIBOR + 1.000%, 144A	3.158%	(c)	07/17/37	639	643,267
Invitation Homes Trust, Series 2018-SFR3, Class E, 1 Month LIBOR + 2.000%, 144A	4.158%	(c)	07/17/37	470	474,142
Litigation Fee Residual Funding Trust, Series 2015-1, Class A^	4.000%		10/30/27	1,217	1,210,751
LoanCore Issuer Ltd. (Cayman Islands), Series 2018-CRE1, Class A, 1 Month LIBOR + 1.130%, 144A	3.288%	(c)	05/15/28	1,250	1,253,187
MCM Trust, Series 2018-NPL1^	—%	(p)	05/28/58	2,110	527,500
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 144A	4.262%		09/05/48	3,495	3,487,835
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	629	620,173
Progress Residential Trust, Series 2017-SFR1, Class A, 144A	2.768%		08/17/34	538	518,909
Progress Residential Trust, Series 2018-SFR1, Class E, 144A	4.380%		03/17/35	140	138,110
Progress Residential Trust, Series 2018-SFR1, Class F, 144A	4.778%		03/17/35	100	98,472
Tricon American Homes Trust, Series 2017-SFR2, Class F, 144A	5.104%		01/17/36	190	191,320

					48,019,775

Residential Mortgage-Backed Securities — 2.1%
Ajax Mortgage Loan Trust, Series 2016-C, Class A, 144A	4.000%		10/25/57	436	436,973
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 144A	3.750%		12/25/57	2,160	2,123,764
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 144A^	—%	(p)	12/25/57	1,735	1,075,437
Ajax Mortgage Loan Trust, Series 2018-A, Class B, 144A^	—%	(p)	04/25/58	456	333,174
Ajax Mortgage Loan Trust, Series 2018-B, Class B, 144A^	—%	(p)	02/26/57	629	274,576
Ajax Mortgage Loan Trust, Series 2018-D, Class A, 144A	3.750%	(cc)	08/26/58	2,229	2,228,999
Ajax Mortgage Loan Trust, Series 2018-D, Class B, 144A	—%	(p)	08/26/58	574	351,674
Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 144A	4.000%		04/28/55	1,000	1,003,499
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 144A	3.000%	(cc)	03/28/57	506	494,543
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 144A	3.500%	(cc)	05/28/69	2,720	2,696,283
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 144A	4.000%	(cc)	10/28/64	1,646	1,648,829
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 144A	4.000%	(cc)	06/28/54	522	522,639

A307

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 144A	4.000%	(cc)	11/28/53	661	$663,239
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1, 1 Month LIBOR + 0.550%	2.766%	(c)	06/25/36	5,100	5,044,742
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 1 Month LIBOR + 0.160%	2.376%	(c)	10/25/36	708	536,119
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, 1 Month LIBOR + 0.320%	2.536%	(c)	11/25/36	580	493,776
Countrywide Asset-Backed Certificates Trust, Series 2005-16, Class 1AF	4.946%	(cc)	05/25/36	861	842,181
Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%	2.376%	(c)	09/25/46	73	71,833
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB2, Class AF4	3.468%	(cc)	12/25/36	125	113,755
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB1, Class AF2	3.633%	(cc)	01/25/37	1,465	723,185
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB5, Class A2, 1 Month LIBOR + 0.170%	2.386%	(c)	04/25/37	250	189,454
CSMC Trust, Series 2018-RPL8, Class A1, 144A	4.125%		07/25/58	2,900	2,889,290
Fannie Mae Grantor Trust, Series 2002-T10, Class A1, 1 Month LIBOR + 0.120%	2.228%	(c)	06/25/32	541	537,007
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 1 Month LIBOR + 0.160%	2.376%	(c)	04/25/36	258	251,199
Fremont Home Loan Trust, Series 2006-3, Class 1A1, 1 Month LIBOR + 0.140%	2.356%	(c)	02/25/37	1,497	1,180,708
Fremont Home Loan Trust, Series 2006-3, Class 2A3, 1 Month LIBOR + 0.170%	2.386%	(c)	02/25/37	18,229	9,974,629
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 1 Month LIBOR + 0.250%	2.466%	(c)	12/25/35	113	112,046
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2A, 1 Month LIBOR + 0.040%	2.256%	(c)	08/25/36	232	144,883
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, 1 Month LIBOR + 0.150%	2.366%	(c)	08/25/36	4,225	2,705,026
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2C, 1 Month LIBOR + 0.240%	2.456%	(c)	08/25/36	304	198,799
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A3, 1 Month LIBOR + 0.200%	2.416%	(c)	07/25/37	684	447,680
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 144A	4.000%	(cc)	02/25/58	903	895,967
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1 Month LIBOR + 0.090%, 144A	2.306%	(c)	06/25/37	124	86,416
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 1 Month LIBOR + 0.300%, 144A	2.516%	(c)	06/25/37	9,855	7,057,414

A308

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Lehman XS Trust, Series 2007-2N, Class 3A3, 1 Month LIBOR + 0.170%	2.386%	(c)	02/25/37	9,358	$7,690,325
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 1 Month LIBOR + 0.190%	2.406%	(c)	03/25/46	2,329	1,135,087
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A4, 1 Month LIBOR + 0.290%	2.506%	(c)	03/25/46	1,633	800,370
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A3, 1 Month LIBOR + 0.180%	2.396%	(c)	05/25/46	777	330,239
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, 1 Month LIBOR + 0.160%	2.376%	(c)	08/25/36	989	542,173
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A3, 1 Month LIBOR + 0.160%	2.376%	(c)	09/25/36	615	253,386
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 Month LIBOR + 0.110%	2.326%	(c)	10/25/36	329	142,290
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, 1 Month LIBOR + 0.160%	2.376%	(c)	10/25/36	1,322	574,454
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1 Month LIBOR + 0.260%, 144A	2.476%	(c)	06/25/46	159	149,931
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 1 Month LIBOR + 0.240%	2.456%	(c)	05/25/37	440	304,802
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(cc)	04/25/57	898	877,293
Mill City Mortgage Trust, Series 2015-2, Class A1, 144A	3.000%	(cc)	09/25/57	281	280,756
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1 Month LIBOR + 0.400%, 144A	2.616%	(c)	10/25/36	359	320,675
PRPM LLC, Series 2017-1A, Class A1, 144A	4.250%		01/25/22	76	76,058
RAMP Trust, Series 2007-RS1, Class A3, 1 Month LIBOR + 0.170%	2.386%	(c)	02/25/37	428	231,175
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, 1 Month LIBOR + 0.160%	2.376%	(c)	07/25/36	213	72,901
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1 Month LIBOR + 0.795%	3.011%	(c)	01/25/35	15	14,025
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 144A	3.721%		08/16/46	498	498,246
Stanwich Mortgage Loan Co. LLC, Series 2017-NPB1, Class A1, 144A^	3.598%		05/17/22	2,430	2,418,944
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 1 Month LIBOR + 0.230%, 144A	2.446%	(c)	01/25/37	10,367	7,270,616
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A	3.730%	(cc)	10/25/53	930	934,028
Towd Point Mortgage Trust, Series 2015-4, Class M2, 144A	3.750%	(cc)	04/25/55	1,145	1,109,092
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 144A	2.750%	(cc)	08/25/55	1,857	1,819,100
Towd Point Mortgage Trust, Series 2016-2, Class M2, 144A	3.000%	(cc)	08/25/55	1,080	973,135
Towd Point Mortgage Trust, Series 2018-3, Class A1, 144A	3.750%	(cc)	05/25/58	3,363	3,363,576
WaMu Asset-Backed Certificates Trust, Series 2006-HE4, Class 2A2, 1 Month LIBOR + 0.180%	2.396%	(c)	09/25/36	1,333	664,745

A309

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
WaMu Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 1 Month LIBOR + 0.155%	2.371%	(c)	10/25/36	560	$483,458

					81,680,618

Student Loans — 0.2%
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,887,554
Navient Private Education Loan Trust, Series 2016-AA, Class B, 144A	3.500%	(cc)	12/16/58	900	869,038
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 3 Month LIBOR + 0.330%	2.664%	(c)	03/15/24	3,691	3,687,935
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3, 3 Month LIBOR + 0.200%	2.534%	(c)	06/15/23	634	632,999
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	874	873,843

					8,951,369

TOTAL ASSET-BACKED SECURITIES (cost $397,352,142)					397,825,967

BANK LOANS — 1.8%

Aerospace & Defense — 0.0%
Transdigm, Inc., New Tranche G Term Loan, 1 Month LIBOR + 2.500%	4.742%	(c)	08/22/24	1,082	1,084,831

Banks — 0.1%
Goldman Sachs Group, Inc., TL A (MFA), 1 Month LIBOR + 1.900%^	4.116%	(c)	12/29/18	867	866,929
Goldman Sachs Group, Inc., TL B (Carval), 3 Month LIBOR + 1.750%^	4.087%	(c)	12/29/18	1,593	1,593,482
Goldman Sachs Group, Inc., TL B (MFA), 1 Month LIBOR + 2.100%^	4.316%	(c)	12/29/18	2,143	2,142,787

					4,603,198

Building Materials — 0.0%
Jeld-Wen, Inc., Term B-4 Loan, 3 Month LIBOR + 2.000%	4.386%	(c)	12/14/24	545	545,951

Capital Markets — 0.2%
LSTAR Financing, Term Loan^	—%	(p)	04/01/21	6,919	6,901,548

Consumer Finance — 0.1%
Stars Group Holdings, USD Term Loan, 3 Month LIBOR + 3.500%^	5.886%	(c)	07/10/25	2,504	2,504,319

Containers & Packaging — 0.1%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%	4.992%	(c)	02/05/23	1,518	1,525,115

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1 Month LIBOR + 2.000%	4.242%	(c)	10/31/23	319	317,733
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.383%	(c)	01/02/25	876	873,046

A310

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Distribution/Wholesale (cont’d.)

					$1,190,779

Diversified Consumer Services — 0.0%
Frontdoor, Inc., Term Loan	—%	(p)	08/14/25	261	262,568

Diversified Financial Services — 0.0%
PLH Infrastructure Services, Inc., Term Loan, 2 Month LIBOR + 6.000%^	8.343%	(c)	08/07/23	573	561,539

Electric — 0.1%
AES Corp., Term Loan	—%	(p)	05/31/22	3,102	3,100,575
Vistra Operations Co. LLC, 2016 Incremental Term Loan, 1 Month LIBOR + 2.250%^	4.000%	(c)	12/14/23	637	635,750
Vistra Operations Co. LLC, 2018 Incremental Term Loan, 1 Month LIBOR + 2.000%	4.200%	(c)	12/31/25	728	728,175

					4,464,500

Engineering & Construction — 0.1%
Pisces Midco, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	6.087%	(c)	04/12/25	1,855	1,865,400

Entertainment — 0.0%
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%	5.000%	(c)	08/14/24	964	962,111

Environmental Control — 0.1%
Robertshaw US Holding Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.750%	(c)	02/28/25	1,298	1,286,493
Robertshaw US Holding Corp., Initial Term Loan (Second Lien), 1 Month LIBOR + 8.000%^	10.000%	(c)	02/28/26	315	302,400

					1,588,893

Hotels, Restaurants & Leisure — 0.1%
Stars Group Holdings, USD Term Loan, 3 Month LIBOR + 3.500%	5.886%	(c)	07/10/25	3,651	3,680,810

Household Products — 0.0%
Energizer Holdings, Term Loan	—%	(p)	06/20/25	395	397,963

Machinery — 0.1%
Altra, Term Loan^	—%	(p)	09/25/25	710	711,108
Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%	4.992%	(c)	04/01/24	964	969,316

					1,680,424

Media — 0.0%
Charter Communications Operating LLC, Term A-2 Loan, 1 Month LIBOR + 1.500%	3.750%	(c)	03/31/23	1,352	1,350,277

Oil & Gas — 0.0%
California Resources Corp., Initial Loan, 1 Month LIBOR + 4.750%^	6.962%	(c)	12/31/22	1,061	1,082,219

Oil & Gas Services — 0.0%
Pioneer Energy Services Corp., Term Loan, 1 Month LIBOR + 7.750%^	10.000%	(c)	11/08/22	967	986,339

A311

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Loan, 1 Month LIBOR + 10.375%	13.000%	(c)	12/31/21	820	$904,049
Midcoast Operating LP, Tranche B Term Loan, 3 Month LIBOR + 5.500%	7.843%	(c)	08/01/25	620	621,034
Midcoast Operating LP, Tranche B Term Loan, 3 Month LIBOR + 5.500%^	7.843%	(c)	08/01/25	1,396	1,396,219

					2,921,302

Personal Products — 0.1%
Coty, Inc., Term Loan	—%	(p)	04/07/25	2,198	2,168,687

Pipelines — 0.1%
Energy Transfer Equity LP, Term Loan	—%	(p)	02/02/24	3,625	3,624,999
Summit Materials LLC, New Term Loan, 1 Month LIBOR + 2.000%	4.000%	(c)	11/21/24	1,511	1,512,424

					5,137,423

Real Estate Investment Trusts (REITs) — 0.2%
Chimera Special Holdings LLC, Term Loan^	—%	(p)	10/06/19	6,395	6,394,860
MGM Growth Properties Operating Partnership LP, Term B Loan, 1 Month LIBOR + 2.000%	4.242%	(c)	03/21/25	1,301	1,301,877
VICI Properties 1 LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.212%	(c)	12/20/24	1,525	1,527,735

					9,224,472

Retail — 0.0%
SRS Distribution, Inc., Initial Term Loan, 2 Month LIBOR + 3.250%	5.441%	(c)	05/23/25	475	470,589

Software — 0.1%
Change Healthcare Holdings LLC, Term Loan	—%	(p)	03/01/24	3,550	3,560,735
First Data Corp., 2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.212%	(c)	04/26/24	1,530	1,530,498

					5,091,233

Telecommunications — 0.1%
Intelsat Jackson Holdings SA, Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	6.000%	(c)	11/27/23	205	205,732
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%	4.432%	(c)	02/22/24	1,531	1,534,465

					1,740,197

Thrifts & Mortgage Finance — 0.1%
Roundpoint Mortgage Servicing Corp., Term Loan^	—%	(p)	08/08/20	2,863	2,862,999

Trading Companies & Distributors — 0.0%
Foundation Building Materials LLC, Term Loan, 1 Month LIBOR + 3.250%	5.398%	(c)	08/13/25	665	667,078

Transportation — 0.0%
XPO Logistics, Inc., Refinancing Term Loan (2018), 1 Month LIBOR + 2.000%	4.000%	(c)	02/24/25	969	973,175

A312

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Waste Management — 0.0%
Caliber Home Loans, Inc., Term Loan, 1 Month LIBOR + 3.140%^	5.244%	(c)	04/24/21	1,325	$1,321,232

TOTAL BANK LOANS (cost $69,746,537)					69,817,171

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
245 Park Avenue Trust, Series 2017-245P, Class E, 144A	3.779%	(cc)	06/05/37	2,920	2,598,325
245 Park Avenue Trust, Series 2017-245P, Class XA, IO, 144A	0.271%	(cc)	06/05/37	3,000	43,439
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 1 Month LIBOR + 2.119%, 144A	4.277%	(c)	09/15/34	2,050	2,053,845
AOA Mortgage Trust, Series 2015-1177, Class C, 144A	3.110%	(cc)	12/13/29	250	242,165
AREIT Trust, Series 2018-CRE1, Class A, 1 Month LIBOR + 0.850%, 144A	2.984%	(c)	02/14/35	450	450,581
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, 1 Month LIBOR + 1.950%, 144A	4.108%	(c)	12/15/36	1,060	1,063,975
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 1 Month LIBOR + 3.050%, 144A	5.208%	(c)	12/15/36	460	462,012
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.716%	(cc)	04/14/33	500	463,351
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 144A	3.727%	(cc)	08/14/34	1,470	1,322,833
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class CL, 1 Month LIBOR + 1.500%, 144A	3.658%	(c)	11/15/32	190	190,236
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, 1 Month LIBOR + 2.000%, 144A	4.158%	(c)	11/15/32	380	380,470
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX	5.482%	(cc)	01/15/49	45	45,279
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO	1.005%	(cc)	09/15/48	1,910	88,113
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, IO	0.781%	(cc)	02/15/50	3,040	140,466
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, IO, 144A	1.438%	(cc)	02/15/50	1,000	89,251
Bancorp Commercial Mortgage (The), Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A	2.913%	(c)	01/15/33	420	419,736
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 1 Month LIBOR + 0.300%, 144A	2.516%	(c)	01/25/36	82	79,259
Bayview Commercial Asset Trust, Series 2005-4A, Class M1, 1 Month LIBOR + 0.450%, 144A	2.666%	(c)	01/25/36	59	56,511
Bayview Commercial Asset Trust, Series 2006-3A, Class A1, 1 Month LIBOR + 0.250%, 144A	2.466%	(c)	10/25/36	148	141,174
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 1 Month LIBOR + 0.450%, 144A	2.666%	(c)	09/25/37	1,321	1,263,405
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 1 Month LIBOR + 0.722%, 144A	2.880%	(c)	03/15/37	160	159,900
BBCMS Trust, Series 2015-SRCH, Class A1, 144A	3.312%		08/10/35	693	678,603

A313

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BBCMS Trust, Series 2015-SRCH, Class XA, IO, 144A	1.122%	(cc)	08/10/35	4,630	$299,748
Benchmark Mortgage Trust, Series 2018-B5, Class A4	4.208%		07/15/51	520	536,027
BHMS Mortgage Trust, Series 2018-ATLS, Class A, 1 Month LIBOR + 1.250%, 144A	3.408%	(c)	07/15/35	700	700,703
BHMS Mortgage Trust, Series 2018-ATLS, Class C, 1 Month LIBOR + 1.900%, 144A	4.058%	(c)	07/15/35	160	160,015
BSPRT Issuer Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1 Month LIBOR + 1.350%, 144A	3.508%	(c)	06/15/27	440	440,655
BSPRT Issuer Ltd. (Cayman Islands), Series 2017-FL2, Class A, 1 Month LIBOR + 0.820%, 144A	2.978%	(c)	10/15/34	74	74,324
BSPRT Issuer Ltd. (Cayman Islands), Series 2018-FL3, Class A, 1 Month LIBOR + 1.050%, 144A	3.208%	(c)	03/15/28	780	781,156
BWAY Mortgage Trust, Series 2013-1515, Class F, 144A	4.058%	(cc)	03/10/33	700	663,692
BXP Trust, Series 2017-CC, Class D, 144A	3.670%	(cc)	08/13/37	330	306,229
BXP Trust, Series 2017-CC, Class E, 144A	3.670%	(cc)	08/13/37	620	551,396
BXP Trust, Series 2017-GM, Class E, 144A	3.539%	(cc)	06/13/39	260	232,323
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 144A	5.671%	(cc)	04/10/29	140	142,103
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4	3.544%		11/15/50	120	116,743
CD Mortgage Trust, Series 2006-CD3, Class AM .	5.648%		10/15/48	1,169	1,203,360
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	190	188,192
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XD, IO, 144A	1.863%	(cc)	01/10/48	1,390	146,474
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, IO	1.899%	(cc)	05/10/58	1,527	148,094
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, IO	0.891%	(cc)	05/10/58	1,440	69,122
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 144A	3.912%	(cc)	04/10/28	360	357,259
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1 Month LIBOR + 0.790%, 144A	2.948%	(c)	07/15/32	860	861,214
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class D, 1 Month LIBOR + 1.600%, 144A	3.758%	(c)	07/15/32	650	650,205
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 Month LIBOR + 2.150%, 144A	4.308%	(c)	07/15/32	970	969,848
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 144A	3.635%	(cc)	05/10/35	180	176,929
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.567%	(cc)	04/10/46	1,050	1,025,957
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C	5.117%	(cc)	05/10/49	320	326,703
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class C	5.086%	(cc)	04/10/49	160	163,071
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 144A	2.788%		04/10/49	330	250,251
CLNS Trust, Series 2017-IKPR, Class E, 1 Month LIBOR + 3.500%, 144A	5.631%	(c)	06/11/32	750	754,220

A314

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 144A	3.400%		10/05/30	1,350	$1,298,382
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4	4.236%	(cc)	02/10/47	180	186,206
Commercial Mortgage Trust, Series 2014-PAT, Class A, 1 Month LIBOR + 0.800%, 144A	2.933%	(c)	08/13/27	410	410,000
Commercial Mortgage Trust, Series 2015-CR23, Class CME, 144A	3.807%	(cc)	05/10/48	470	463,951
Commercial Mortgage Trust, Series 2015-CR25, Class A4	3.759%		08/10/48	540	543,030
Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.183%		02/10/48	289	282,266
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1 Month LIBOR + 1.720%, 144A	3.878%	(c)	10/15/34	2,655	2,655,150
Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1 Month LIBOR + 3.000%, 144A	5.158%	(c)	10/15/34	970	972,309
Commercial Mortgage Trust, Series 2017-DLTA, Class E, 1 Month LIBOR + 1.964%, 144A	4.122%	(c)	08/15/35	410	413,029
Commercial Mortgage Trust, Series 2017-DLTA, Class F, 1 Month LIBOR + 2.581%, 144A	4.739%	(c)	08/15/35	370	372,615
Commercial Mortgage Trust, Series 2018-HCLV, Class B, 1 Month LIBOR + 1.400%, 144A	3.400%	(c)	09/15/33	3,500	3,473,916
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.870%	(cc)	06/10/44	110	111,687
Commercial Mortgage Trust, Series 2014-CR16, Class A4	4.051%		04/10/47	1,095	1,121,506
Commercial Mortgage Trust, Series 2014-CR17, Class A5	3.977%		05/10/47	605	617,603
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	100	99,938
Commercial Mortgage Trust, Series 2014-CR19, Class A5	3.796%		08/10/47	320	323,770
Commercial Mortgage Trust, Series 2014-CR21, Class C	4.562%	(cc)	12/10/47	250	241,780
Commercial Mortgage Trust, Series 2014-PAT, Class E, 1 Month LIBOR + 3.150%, 144A	5.283%	(c)	08/13/27	140	140,933
Commercial Mortgage Trust, Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A	2.983%	(c)	02/13/32	475	475,445
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.168%	(cc)	02/10/35	50,000	284,900
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A	3.807%	(cc)	05/10/48	860	853,161
Commercial Mortgage Trust, Series 2015-CR25, Class XA, IO	1.078%	(cc)	08/10/48	3,158	147,554
Commercial Mortgage Trust, Series 2015-LC19, Class D, 144A	2.867%		02/10/48	1,890	1,623,833
Commercial Mortgage Trust, Series 2015-LC21, Class C	4.453%	(cc)	07/10/48	1,000	980,674
Commercial Mortgage Trust, Series 2016-667M, Class D, 144A	3.285%	(cc)	10/10/36	170	154,968
Core Industrial Trust, Series 2015-CALW, Class G, 144A	3.979%	(cc)	02/10/34	495	468,549
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%		02/10/34	893	884,874
Core Industrial Trust, Series 2015-TEXW, Class D, 144A	3.977%	(cc)	02/10/34	320	318,995
Core Industrial Trust, Series 2015-TEXW, Class E, 144A	3.977%	(cc)	02/10/34	1,300	1,282,340

A315

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.977%	(cc)	02/10/34	1,170	$1,136,414
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.900%	(cc)	02/10/34	3,901	86,602
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	1.076%	(cc)	02/10/37	2,630	137,045
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 144A	5.234%	(cc)	10/15/39	150	150,570
CSMC Trust, Series 2015-GLPB, Class A, 144A	3.639%		11/15/34	593	597,241
CSMC Trust, Series 2016-MFF, Class A, 1 Month LIBOR + 1.600%, 144A	3.758%	(c)	11/15/33	118	118,427
CSMC Trust, Series 2017-1, Class A	4.500%	(cc)	03/25/21	3,041	3,069,481
CSMC Trust, Series 2017-PFHP, Class A, 1 Month LIBOR + 0.950%, 144A	3.108%	(c)	12/15/30	170	170,052
CSMC Trust, Series 2017-TIME, Class A, 144A	3.646%		11/13/39	160	155,265
DBJPM Mortgage Trust, Series 2016-C3, Class D, 144A	3.634%	(cc)	08/10/49	413	351,009
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 144A	3.452%		10/10/34	500	493,844
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 144A	3.648%	(cc)	10/10/34	800	737,597
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 144A	3.648%	(cc)	10/10/34	170	151,515
Exantas Capital Corp. (Cayman Islands), Series 2018-RSO6, Class A, 1 Month LIBOR + 0.830%, 144A	2.988%	(c)	06/15/35	770	769,379
Fannie Mae-Aces, Series 2017-M14, Class A2	2.974%	(cc)	11/25/27	4,720	4,454,812
Fannie Mae-Aces, Series 2018-M1, Class A2	3.086%	(cc)	12/25/27	296	282,228
Fannie Mae-Aces, Series 2018-M1, Class A2	3.086%	(cc)	12/25/27	1,155	1,101,261
Fannie Mae-Aces, Series 2018-M7, Class A2	3.150%	(cc)	03/25/28	855	817,197
Fannie Mae-Aces, Series 2018-M8, Class A2	3.436%	(cc)	06/25/28	1,050	1,024,526
Fannie Mae-Aces, Series 2015-M4, Class X2, IO .	0.505%	(cc)	07/25/22	10,995	135,987
Fannie Mae-Aces, Series 2015-M15, Class A2	2.923%	(cc)	10/25/25	3,675	3,567,772
Fannie Mae-Aces, Series 2015-M17, Class A2	3.035%	(cc)	11/25/25	1,605	1,562,710
Fannie Mae-Aces, Series 2016-M4, Class A2	2.576%		03/25/26	2,330	2,190,474
Fannie Mae-Aces, Series 2017-M3, Class A2	2.568%	(cc)	12/25/26	1,925	1,783,184
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	1.115%	(cc)	01/25/26	1,593	89,561
FHLMC Multifamily Structured Pass-Through Certificates, Series K028, Class X1, IO	0.422%	(cc)	02/25/23	27,700	299,947
FHLMC Multifamily Structured Pass-Through Certificates, Series K031, Class X1, IO	0.346%	(cc)	04/25/23	14,296	132,178
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(cc)	07/25/23	300	303,755
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class X1, IO	0.537%	(cc)	08/25/23	12,917	211,023
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.895%	(cc)	10/25/23	6,843	215,073
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.321%	(cc)	03/25/24	4,253	220,088
FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class X1, IO	0.866%	(cc)	09/25/24	10,131	368,191
FHLMC Multifamily Structured Pass-Through Certificates, Series K046, Class X1, IO	0.496%	(cc)	03/25/25	11,806	245,567
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.803%	(cc)	11/25/25	4,516	173,211
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	1.028%	(cc)	12/25/25	1,969	105,495

A316

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO	1.316%	(cc)	01/25/26	3,359	$236,671
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.501%	(cc)	03/25/26	1,499	125,280
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class A2	2.570%		07/25/26	1,482	1,394,751
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.326%	(cc)	07/25/26	1,956	146,320
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2	2.653%		08/25/26	815	769,712
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	1.058%	(cc)	08/25/26	1,923	116,975
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class A2	3.120%	(cc)	09/25/26	630	614,570
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO	0.436%	(cc)	09/25/26	5,746	123,656
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class X1, IO	0.194%	(cc)	10/25/26	20,819	149,784
FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2	3.347%	(cc)	11/25/26	1,895	1,874,850
FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2	3.413%		12/25/26	1,150	1,142,124
FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2	3.430%	(cc)	01/25/27	1,390	1,381,200
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2	3.224%		03/25/27	3,233	3,164,387
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	120	118,582
FHLMC Multifamily Structured Pass-Through Certificates, Series K080, Class A2	3.926%	(cc)	07/25/28	1,029	1,052,843
FHLMC Multifamily Structured Pass-Through Certificates, Series K152, Class X1, IO	1.098%	(cc)	01/25/31	3,058	253,520
FHLMC Multifamily Structured Pass-Through Certificates, Series K725, Class A2	3.002%		01/25/24	1,905	1,882,576
FHLMC Multifamily Structured Pass-Through Certificates, Series K727, Class A2	2.946%		07/25/24	2,760	2,708,734
FHLMC Multifamily Structured Pass-Through Certificates, Series K730, Class A2	3.590%		01/25/25	190	192,411
FHLMC Multifamily Structured Pass-Through Certificates, Series KPLB, Class A	2.770%		05/25/25	2,550	2,458,113
FHLMC Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, IO	0.445%	(cc)	12/25/26	7,558	130,379
FHLMC Multifamily Structured Pass-Through Certificates, Series KW03, Class X1, IO	0.985%	(cc)	06/25/27	1,542	84,224
Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class X1, IO	0.419%	(cc)	07/25/23	10,493	138,355
FREMF Mortgage Trust, Series 2016-K54, Class B, 144A	4.189%	(cc)	04/25/48	210	207,038
FREMF Mortgage Trust, Series 2017-K64, Class B, 144A	4.117%	(cc)	05/25/50	120	116,624
FREMF Mortgage Trust, Series 2018-K73, Class B, 144A	3.984%	(cc)	02/25/51	340	322,790
FREMF Mortgage Trust, Series 2018-K732, Class B, 144A	4.193%	(cc)	05/25/25	290	281,501
FREMF Mortgage Trust, Series 2018-K80, Class B, 144A	4.229%	(cc)	08/25/50	1,010	982,789
FRESB Mortgage Trust, Series 2018-SB53, Class A10F	3.660%	(cc)	06/25/28	240	237,391

A317

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1 Month LIBOR + 1.300%, 144A	3.613%	(c)	12/15/34	450	$450,276
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 144A	3.495%	(cc)	12/15/34	737	729,629
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 144A	3.495%	(cc)	12/15/34	177	174,414
Government National Mortgage Assoc., Series 2011-38, Class IO, IO	0.089%	(cc)	04/16/53	8,339	143,152
Government National Mortgage Assoc., Series 2013-30, Class IO, IO	0.795%	(cc)	09/16/53	2,158	90,563
Government National Mortgage Assoc., Series 2013-63, Class IO, IO	0.790%	(cc)	09/16/51	20,758	1,083,563
Government National Mortgage Assoc., Series 2013-78, Class IO, IO	0.860%	(cc)	10/16/54	2,679	126,118
Government National Mortgage Assoc., Series 2015-146, Class IB, IO	0.848%	(cc)	07/16/55	8,508	468,336
Government National Mortgage Assoc., Series 2015-146, Class IC, IO	0.848%	(cc)	07/16/55	39,075	2,104,274
Government National Mortgage Assoc., Series 2015-189, Class IG, IO	0.928%	(cc)	01/16/57	25,908	1,652,081
Government National Mortgage Assoc., Series 2015-97, Class VA	2.250%		12/16/38	206	188,035
Government National Mortgage Assoc., Series 2016-113, Class IO, IO	1.192%	(cc)	02/16/58	1,448	131,736
Government National Mortgage Assoc., Series 2016-128, Class IO, IO	0.952%	(cc)	09/16/56	2,289	179,417
Government National Mortgage Assoc., Series 2016-158, Class VA	2.000%		03/16/35	92	79,681
Government National Mortgage Assoc., Series 2016-26, Class IO, IO	0.965%	(cc)	02/16/58	3,035	208,821
Government National Mortgage Assoc., Series 2016-36, Class IO, IO	0.940%	(cc)	08/16/57	1,913	139,666
Government National Mortgage Assoc., Series 2016-67, Class IO, IO	1.168%	(cc)	07/16/57	1,256	101,996
Government National Mortgage Assoc., Series 2016-96, Class IO, IO	0.985%	(cc)	12/16/57	2,002	146,899
Government National Mortgage Assoc., Series 2017-100, Class IO, IO	0.808%	(cc)	05/16/59	1,780	117,930
Government National Mortgage Assoc., Series 2012-23, Class IO, IO	0.582%	(cc)	06/16/53	765	18,735
Government National Mortgage Assoc., Series 2013-191, Class IO, IO	0.750%	(cc)	11/16/53	622	21,967
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	1,198	12,702
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	1,423	20,873
Government National Mortgage Assoc., Series 2016-87, Class IO, IO	1.003%	(cc)	08/16/58	2,258	171,848
Government National Mortgage Assoc., Series 2016-119, Class IO, IO	1.125%	(cc)	04/16/58	1,743	142,255
Government National Mortgage Assoc., Series 2016-125, Class IO, IO	1.062%	(cc)	12/16/57	2,251	175,400
Government National Mortgage Association, Series 2015-37, Class IO, IO	0.848%	(cc)	10/16/56	453	27,809
Government National Mortgage Association, Series 2016-162, Class IO, IO	0.997%	(cc)	09/16/58	2,699	216,297

A318

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Association, Series 2016-97, Class IO, IO	1.039%	(cc)	07/16/56	1,658	$135,926
GPMT Ltd. (Cayman Islands), Series 2018-FL1, Class A, 1 Month LIBOR + 0.900%, 144A	3.082%	(c)	11/21/35	488	487,129
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 144A	5.366%		05/03/32	470	514,277
GS Mortgage Securities Corp. II, Series 2013-KING, Class D, 144A	3.550%	(cc)	12/10/27	820	812,051
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 144A	3.550%	(cc)	12/10/27	570	560,716
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class D, 1 Month LIBOR + 1.300%, 144A	3.458%	(c)	07/15/32	50	50,078
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class E, 1 Month LIBOR + 1.500%, 144A	3.658%	(c)	07/15/32	100	100,187
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, 1 Month LIBOR + 1.800%, 144A	3.958%	(c)	07/15/32	40	40,112
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, 1 Month LIBOR + 2.500%, 144A	4.658%	(c)	07/15/32	20	20,075
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 144A	2.856%		05/10/34	390	380,434
GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class E, 1 Month LIBOR + 2.350%, 144A	4.508%	(c)	02/15/37	140	141,094
GS Mortgage Securities Trust, Series 2011-GC5, Class C, 144A	5.558%	(cc)	08/10/44	2,025	2,088,051
GS Mortgage Securities Trust, Series 2017-GS7, Class E, 144A	3.000%		08/10/50	40	31,714
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.558%	(cc)	07/10/48	210	206,361
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 Month LIBOR + 2.650%, 144A	4.808%	(c)	12/15/34	440	441,651
HMH Trust, Series 2017-NSS, Class A, 144A	3.062%		07/05/31	700	676,270
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 144A	2.835%		08/10/38	160	149,105
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%		06/15/34	320	316,543
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.775%		08/15/47	320	322,861
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class B	3.986%		10/15/48	630	623,201
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 144A	4.271%	(cc)	12/15/48	170	163,333
JPMBB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, IO, 144A	0.750%	(cc)	12/15/49	1,800	89,296
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class B	4.050%		09/15/50	70	69,312
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2003-PM1A, Class G, 144A	6.325%	(cc)	08/12/40	56	56,771
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FL, 1 Month LIBOR + 1.300%, 144A	3.458%	(c)	06/15/45	100	102,471
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class D, 144A	4.125%	(cc)	01/15/46	453	438,683

A319

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C	4.900%	(cc)	01/15/49	860	$878,533
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class E, 144A	3.742%	(cc)	09/05/32	1,040	1,025,281
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class E, 1 Month LIBOR + 2.950%, 144A	5.083%	(c)	07/15/34	510	511,914
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class E, 1 Month LIBOR + 3.000%, 144A	5.158%	(c)	02/15/35	280	281,575
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1 Month LIBOR + 0.250%, 144A	2.466%	(c)	03/25/37	350	336,146
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 1 Month LIBOR + 1.800%, 144A	4.208%	(c)	09/15/28	46	46,008
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 1 Month LIBOR + 4.000%, 144A	6.408%	(c)	09/15/28	128	128,783
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, IO, 144A	1.270%	(cc)	03/10/50	891	41,983
Madison Avenue Trust, Series 2013-650M, Class D, 144A	4.169%	(cc)	10/12/32	579	578,540
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A5	3.892%		06/15/47	800	810,822
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, IO, 144A	1.335%	(cc)	12/15/47	1,070	63,177
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	210	210,357
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D	3.068%		10/15/48	90	78,262
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5	3.531%		10/15/48	210	207,793
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 144A	3.060%		10/15/48	795	684,422
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, IO, 144A	1.493%	(cc)	10/15/48	1,180	93,726
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XB, IO	1.115%	(cc)	05/15/49	2,230	141,439
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class XA, IO	1.586%	(cc)	11/15/49	980	80,194
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.560%	(cc)	07/13/29	130	126,521
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 144A	3.560%	(cc)	07/13/29	1,100	1,058,926
Morgan Stanley Capital I Trust, Series 2015-MS1, Class C	4.165%	(cc)	05/15/48	230	219,510
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 1 Month LIBOR + 2.600%, 144A	4.758%	(c)	11/15/34	1,155	1,159,331
Morgan Stanley Capital I Trust, Series 2017-H1, Class C	4.281%	(cc)	06/15/50	190	184,427
Morgan Stanley Capital I Trust, Series 2017-H1, Class D, 144A	2.546%		06/15/50	890	729,425
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, IO, 144A	2.360%	(cc)	06/15/50	700	108,000
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class D, 1 Month LIBOR + 1.950%, 144A	4.108%	(c)	11/15/34	200	200,625

A320

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class E, 1 Month LIBOR + 3.050%, 144A	5.208%	(c)	11/15/34	350	$351,969
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5	4.177%		07/15/51	270	276,519
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 1 Month LIBOR + 0.950%, 144A	3.013%	(c)	06/15/35	130	130,063
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, IO, 144A	0.511%	(cc)	05/10/39	7,700	228,284
One Market Plaza Trust, Series 2017-1MKT, Class XCP, IO, 144A	0.218%	(cc)	02/10/32	12,180	56,206
One Market Plaza Trust, Series 2017-1MKT, Class XNCP, IO, 144A	0.000%	(p)	02/10/32	2,436	2
Prima Capital CRE Securitization Ltd. (Cayman Islands), Series 2015-4A, Class C, 144A	4.000%		08/24/49	150	146,566
RAIT Trust, Series 2017-FL7, Class A, 1 Month LIBOR + 0.950%, 144A	3.108%	(c)	06/15/37	536	535,583
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 1 Month LIBOR + 0.800%, 144A	2.958%	(c)	07/15/34	355	354,938
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class B, 1 Month LIBOR + 2.000%, 144A	4.158%	(c)	07/15/34	199	198,578
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%		04/10/46	2,320	2,296,926
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4	3.185%		03/10/46	3,705	3,664,869
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 1 Month LIBOR + 2.430%, 144A	4.646%	(c)	06/25/45	85	86,040
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL, 1 Month LIBOR + 1.800%	4.016%	(c)	10/25/46	223	225,192
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M1	3.661%	(cc)	10/25/46	100	100,692
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M2	4.458%	(cc)	10/25/46	100	99,672
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M3	5.498%	(cc)	10/25/46	100	101,898
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M4	7.226%	(cc)	10/25/46	100	102,857
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 1 Month LIBOR + 1.250%, 144A	3.466%	(c)	05/25/47	613	616,566
Velocity Commercial Capital Loan Trust, Series 2017-2, Class M3, 144A	4.240%	(cc)	11/25/47	184	179,527
Velocity Commercial Capital Loan Trust, Series 2017-2, Class M4, 144A	5.000%	(cc)	11/25/47	92	89,714
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 1 Month LIBOR + 1.350%, 144A	3.508%	(c)	06/15/29	940	940,588
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4	3.695%		11/15/48	320	318,840
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.491%	(cc)	05/15/48	1,040	31,158
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%	(cc)	07/15/58	640	642,032

A321

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4	3.718%		12/15/48	110	$109,753
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.809%		12/15/48	360	361,872
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class D	5.041%	(cc)	01/15/59	580	562,957
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A5	3.453%		07/15/50	259	251,860
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C	4.118%		09/15/50	120	115,137
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class D, 144A	4.501%	(cc)	09/15/50	80	74,105
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, 144A	2.600%	(cc)	11/15/50	1,966	1,593,642
Wells Fargo Commercial Mortgage Trust, Series 2017-HSDB, Class A, 1 Month LIBOR + 0.850%, 144A	2.998%	(c)	12/13/31	287	287,183
Wells Fargo Commercial Mortgage Trust, Series 2018-1745, Class A, 144A	3.874%	(cc)	06/15/36	150	148,519
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class E, 1 Month LIBOR + 2.157%, 144A	4.315%	(c)	12/15/36	150	151,072
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, IO	0.926%	(cc)	05/15/51	2,802	157,556
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL, 1 Month LIBOR + 0.950%, 144A	3.108%	(c)	03/15/44	16	16,500
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.397%	(cc)	06/15/44	1,350	1,321,051
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5	3.678%		08/15/47	345	345,856

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $142,455,538)					141,149,374

CONVERTIBLE BONDS — 0.1%

Electric — 0.0%
NRG Energy, Inc., Gtd. Notes, 144A	2.750%		06/01/48	479	504,262

Oil & Gas — 0.0%
Chesapeake Energy Corp., Gtd. Notes	5.500%		09/15/26	1,008	995,649
Whiting Petroleum Corp., Gtd. Notes	1.250%		04/01/20	197	188,933

					1,184,582

Oil & Gas Services — 0.0%
SEACOR Holdings, Inc., Sr. Unsec’d. Notes	3.250%		05/15/30	820	781,968

Pipelines — 0.1%
Cheniere Energy, Inc., Sr. Unsec’d. Notes, Cash coupon 4.875% or PIK N/A, 144A	4.875%		05/28/21	2,441	2,596,374

Telecommunications — 0.0%
Intelsat SA, Gtd. Notes, 144A	4.500%		06/15/25	81	150,093

TOTAL CONVERTIBLE BONDS (cost $4,939,175)					5,217,279

A322

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 29.9%

Advertising — 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500%	10/01/20	315	$315,028
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	10/01/21	170	170,337
Lamar Media Corp., Gtd. Notes	5.375%	01/15/24	78	79,560
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.250%	02/15/22	50	50,625

				615,550

Aerospace & Defense — 0.7%
Arconic, Inc., Sr. Unsec’d. Notes	5.400%	04/15/21	50	51,438
Arconic, Inc., Sr. Unsec’d. Notes	6.150%	08/15/20	713	739,738
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.850%	12/15/20	456	449,922
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%	10/07/44	68	69,114
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	3,040	3,051,430
General Dynamics Corp., Gtd. Notes	3.750%	05/15/28	1,675	1,681,583
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20	448	443,570
Harris Corp., Sr. Unsec’d. Notes	4.400%	06/15/28	1,605	1,610,771
Harris Corp., Sr. Unsec’d. Notes	5.054%	04/27/45	815	857,494
L3 Technologies, Inc., Gtd. Notes	3.850%	06/15/23	985	986,226
L3 Technologies, Inc., Gtd. Notes	3.850%	12/15/26	1,060	1,019,729
L3 Technologies, Inc., Gtd. Notes	4.400%	06/15/28	215	214,370
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%	03/01/25	361	345,226
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26	514	507,974
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%	03/01/35	1,062	993,410
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%	03/01/45	1,495	1,398,951
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	652	633,772
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.090%	09/15/52	380	361,775
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.700%	05/15/46	1,065	1,135,341
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.550%	10/15/22	1,050	1,012,319
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.930%	01/15/25	1,760	1,671,927
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.250%	01/15/28	1,719	1,616,414
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45	395	358,900
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.030%	10/15/47	970	909,651
Raytheon Co., Sr. Unsec’d. Notes	7.200%	08/15/27	290	362,040
TransDigm, Inc., Gtd. Notes	5.500%	10/15/20	126	126,158
United Technologies Corp., Sr. Unsec’d. Notes	3.750%	11/01/46	1,050	918,929
United Technologies Corp., Sr. Unsec’d. Notes	4.050%	05/04/47	875	799,770
United Technologies Corp., Sr. Unsec’d. Notes	4.125%	11/16/28	1,430	1,420,234
United Technologies Corp., Sr. Unsec’d. Notes	4.150%	05/15/45	320	297,563
United Technologies Corp., Sr. Unsec’d. Notes	4.625%	11/16/48	575	578,202

				26,623,941

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%	08/15/24	1,900	1,810,961
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	4.540%	08/15/47	1,022	941,448
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	3,015	3,037,219
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.850%	08/15/45	290	315,368

				6,104,996

A323

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines — 0.3%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	1,365	$1,314,164
American Airlines 2015-2 Class B Pass-Through Trust, Pass-Through Certificates	4.400%	03/22/25	476	475,021
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%	03/01/20	1,006	1,009,773
American Airlines Group, Inc., Gtd. Notes, 144A	5.500%	10/01/19	50	50,688
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Colombia), Gtd. Notes	8.375%	05/10/20	205	204,999
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%	12/04/20	1,695	1,658,037
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	5,606	5,560,644
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400%	04/19/21	150	149,076
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	401	395,983
Gol Finance, Inc. (Brazil), Gtd. Notes, 144A	7.000%	01/31/25	809	653,276
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%	09/15/28	476	431,163
United Airlines 2018-1 Class B Pass-Through Trust, Pass-Through Certificates	4.600%	09/01/27	410	409,194

				12,312,018

Auto Manufacturers — 1.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	02/12/21	590	574,613
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.100%	05/04/20	1,685	1,679,881
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%	05/04/21	2,130	2,120,553
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	03/12/19	16,905	16,855,426
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19	1,355	1,344,062
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.979%	08/03/22	1,195	1,133,346
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.096%	05/04/23	1,890	1,774,199
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.157%	08/04/20	320	316,866
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%	01/15/21	830	817,700
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22	5,815	5,623,937
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%	03/18/21	200	197,153
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/21	1,495	1,554,117
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%	08/02/21	430	449,708
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35	3,590	3,355,263
General Motors Co., Sr. Unsec’d. Notes(v)	5.400%	04/01/48	180	168,023
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	515	528,095
General Motors Co., Sr. Unsec’d. Notes	6.750%	04/01/46	220	238,129
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19	412	412,321
General Motors Financial Co., Inc., Gtd. Notes	3.150%	06/30/22	2,695	2,619,907
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21	3,331	3,289,346
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20	3,140	3,154,896
General Motors Financial Co., Inc., Gtd. Notes	4.000%	01/15/25	2,389	2,310,918
General Motors Financial Co., Inc., Gtd. Notes	4.000%	10/06/26	220	206,724
General Motors Financial Co., Inc., Gtd. Notes	4.200%	03/01/21	463	468,767
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%	04/03/20	4,966	4,882,507
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	3.000%	10/30/20	5,345	5,261,896
Hyundai Capital Services, Inc. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	08/29/22	1,140	1,097,199
Toyota Motor Corp. (Japan), Sr. Unsec’d. Notes	3.669%	07/20/28	310	307,340

A324

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.400%	05/22/20		1,200	$1,179,597

					63,922,489

Auto Parts & Equipment — 0.1%
Aptiv PLC, Gtd. Notes	4.250%	01/15/26		953	947,041
Aptiv PLC, Gtd. Notes	4.400%	10/01/46		545	489,264
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%	04/29/25		1,827	1,826,477

					3,262,782

Banks — 7.3%
Banco Espirito Santo SA (Portugal), Sr. Unsec’d. Notes, EMTN(d)	4.000%	01/21/19	EUR	100	34,251
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%	09/20/22		3,785	3,777,571
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%	04/12/23		1,200	1,172,397
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%	10/18/20		5,777	5,905,249
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, MTN, 144A	3.300%	10/03/18		3,735	3,735,064
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, MTN, 144A	4.050%	03/19/24		7,170	7,165,240
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	01/23/26		750	721,271
Bank of America Corp., Sr. Unsec’d. Notes	3.419%	12/20/28		8,693	8,159,163
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.369%	07/21/21		2,030	1,994,374
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.625%	04/19/21		6,405	6,302,180
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23		544	536,447
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26		553	534,647
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.328%	10/01/21		7,005	6,853,365
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.625%	10/19/20		2,910	2,874,847
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.499%	05/17/22		1,460	1,459,198
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%	08/01/25		1,546	1,536,724
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25		1,585	1,551,874
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25		1,000	986,862
Bank of America Corp., Sub. Notes, MTN(a)	4.183%	11/25/27		735	717,383
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24		1,350	1,356,311
Bank of America Corp., Sub. Notes, MTN	4.250%	10/22/26		535	528,869
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	3.100%	04/13/21		2,490	2,480,061
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/29/49		1,415	1,356,631
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.442%	02/07/28		445	430,671
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	06/08/20		10,965	10,844,385
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%	08/10/21		1,280	1,256,532
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47		1,271	1,180,782
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.338%	05/16/24		865	854,525

A325

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%	05/16/29	1,765	$1,737,942
Barclays PLC (United Kingdom), Sub. Notes	4.375%	09/11/24	2,300	2,217,800
BNP Paribas SA (France), Jr. Sub. Notes, 144A	7.000%	08/16/28	435	437,936
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.950%	05/23/22	1,505	1,456,944
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%	01/10/24	1,123	1,099,440
BPCE SA (France), Gtd. Notes, MTN, 144A	3.000%	05/22/22	625	604,143
Capital One Financial Corp., Sr. Unsec’d. Notes	2.400%	10/30/20	1,196	1,170,965
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450%	04/30/21	855	854,114
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%	03/09/27	385	363,414
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%	07/29/19	2,077	2,072,430
Citigroup, Inc., Sr. Unsec’d. Notes	2.650%	10/26/20	1,270	1,253,490
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	610	599,704
Citigroup, Inc., Sr. Unsec’d. Notes	2.876%	07/24/23	733	708,628
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%	12/08/21	2,985	2,923,100
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	710	689,296
Citigroup, Inc., Sub. Notes	3.500%	05/15/23	990	973,827
Citigroup, Inc., Sub. Notes	4.050%	07/30/22	8,895	8,970,230
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	795	795,132
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	150	148,267
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%	03/02/20	3,484	3,437,129
Citizens Bank NA, Sr. Unsec’d. Notes	2.650%	05/26/22	2,700	2,596,330
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%	12/03/18	703	702,686
Credit Suisse Group AG (Switzerland), Jr. Sub. Notes, 144A.	7.250%	09/12/25	1,155	1,159,331
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.207%	06/12/24	1,300	1,295,549
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%	03/26/20	2,474	2,451,388
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.700%	07/13/20	2,154	2,109,984
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.950%	08/20/20	1,142	1,122,219
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	4.250%	10/14/21	590	586,295
Deutsche Bank AG (Germany), Sub. Notes	4.875%	12/01/32	400	355,420
Discover Bank, Sr. Unsec’d. Notes	4.650%	09/13/28	250	250,009
Fifth Third Bank, Sr. Unsec’d. Notes	2.250%	06/14/21	1,798	1,745,137
Gilex Holding Sarl (Luxembourg), Sr. Sec’d. Notes, 144A.	8.500%	05/02/23	417	432,120
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.000%	04/25/19	575	572,826
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.350%	11/15/21	2,833	2,733,315
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.750%	09/15/20	637	630,480
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	1,150	1,113,946
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%	01/22/23	565	562,895
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.017%	10/31/38	715	662,750
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%	05/01/29	1,650	1,625,839

A326

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	7,085	$7,537,817
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%	3.484%	(c)	05/15/26	650	650,397
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	3,040	3,656,984
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.000%		05/22/49	1,760	1,688,280
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%		01/05/22	1,350	1,310,945
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.950%		05/18/24	705	700,394
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	800	831,374
HSBC USA, Inc., Sr. Unsec’d. Notes	2.350%		03/05/20	3,690	3,649,558
Huntington National Bank (The), Sr. Unsec’d. Notes	3.250%		05/14/21	1,475	1,466,540
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	841	886,706
ING Groep NV (Netherlands), Sr. Unsec’d. Notes .	4.100%		10/02/23	2,420	2,421,803
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375%		01/12/23	836	773,954
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, MTN, 144A	6.500%		02/24/21	600	621,036
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	2,730	2,463,513
Itau Unibanco Holding SA (Brazil), Jr. Sub. Notes, MTN, 144A	6.500%		09/19/99	324	303,847
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.700%		05/18/23	950	913,514
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.972%		01/15/23	2,373	2,311,220
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.514%		06/18/22	1,815	1,816,885
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%		05/01/28	1,290	1,232,139
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.559%		04/23/24	410	405,725
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%		02/01/28	1,670	1,625,189
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.797%		07/23/24	4,610	4,603,635
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%		07/24/38	1,995	1,863,309
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	782	781,723
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.203%		07/23/29	1,510	1,505,510
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	3,275	3,358,311
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,425	3,530,739
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.625%		05/10/21	2,082	2,147,589
KeyBank NA, Sr. Unsec’d. Notes	3.350%		06/15/21	250	249,670
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.100%		07/06/21	990	975,685
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	826	776,340
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.450%		05/08/25	1,025	1,022,878
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.344%		01/09/48	6,125	5,324,452
Lloyds Banking Group PLC (United Kingdom), Sub. Notes(a)	4.650%		03/24/26	2,560	2,515,316
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	140	136,991
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.455%		03/02/23	4,730	4,668,617
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.535%		07/26/21	150	150,117

A327

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.273%	09/13/21	533	$512,827
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.601%	09/11/22	240	229,014
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.953%	02/28/22	6,575	6,404,727
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.922%	09/11/24	395	392,869
Morgan Stanley, Sr. Unsec’d. Notes	2.800%	06/16/20	4,170	4,137,243
Morgan Stanley, Sr. Unsec’d. Notes	3.625%	01/20/27	1,865	1,790,909
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	8,145	8,561,343
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	4,620	4,548,880
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	440	439,918
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.772%	01/24/29	605	580,736
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%	05/19/22	2,340	2,269,172
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591%	07/22/28	3,240	3,074,080
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%	08/09/26	929	1,044,324
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	2.125%	05/29/20	1,575	1,546,291
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	3.750%	08/30/23	1,050	1,040,640
Northern Trust Corp., Sub. Notes	3.375%	05/08/32	950	885,505
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.498%	05/15/23	780	755,803
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.892%	05/18/29	200	198,770
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.076%	01/27/30	1,945	1,941,566
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	08/05/21	2,543	2,474,809
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%	09/15/45	1,935	1,999,123
Santander UK PLC (United Kingdom), Sub. Notes, 144A.	5.000%	11/07/23	2,120	2,137,142
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.247%	01/20/23	3,190	3,186,430
State Street Corp., Jr. Sub. Notes	5.625%	12/15/23	1,790	1,798,950
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	1.950%	09/19/19	3,195	3,162,238
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.050%	03/06/19	9,010	8,984,804
SunTrust Banks, Inc., Sr. Unsec’d. Notes	4.000%	05/01/25	350	350,874
Synchrony Bank, Sr. Unsec’d. Notes	3.650%	05/24/21	1,910	1,894,135
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, GMTN	3.500%	07/19/23	575	573,934
U.S. Bancorp, Sub. Notes, MTN	2.950%	07/15/22	1,040	1,018,373
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859%	08/15/23	3,220	3,092,228
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.950%	09/24/20	2,390	2,367,295
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	2,125	2,111,794
UniCredit SpA (Italy), Sub. Notes, 144A	5.861%	06/19/32	1,505	1,341,825
US Bank NA/Cincinnati OH, Sr. Unsec’d. Notes	3.104%	05/21/21	645	643,327
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	2.608%	05/01/09	980	9,310
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	2.608%	11/06/09	770	7,315
Wells Fargo & Co., Sr. Unsec’d. Notes	2.100%	07/26/21	1,300	1,251,853

A328

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%	03/04/21	2,380	$2,330,952
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	2.600%	07/22/20	745	737,610
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.625%	07/22/22	3,515	3,394,968
Wells Fargo Bank NA, Sr. Unsec’d. Notes	3.550%	08/14/23	1,530	1,522,831

				289,154,763

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	1,245	1,230,887
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%	02/01/26	55	53,443
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	3,415	3,419,583
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	1,310	1,324,830
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	5.300%	05/15/48	2,645	2,593,470
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551%	05/25/21	475	474,138
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.057%	05/25/23	695	696,213
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	4.000%	05/02/47	775	760,586

				10,553,150

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	1,041	1,007,722
Baxalta, Inc., Gtd. Notes	4.000%	06/23/25	370	366,400
Baxalta, Inc., Gtd. Notes	5.250%	06/23/45	197	211,590
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	1,780	1,770,780
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	859	819,816
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.000%	09/01/36	505	486,506
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	735	730,212
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35	150	154,661
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	750	862,044

				6,409,731

Building Materials — 0.3%
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	310	321,724
LafargeHolcim Finance US LLC (Switzerland), Gtd. Notes, 144A	4.750%	09/22/46	725	660,383
Masonite International Corp., Gtd. Notes, 144A	5.625%	03/15/23	428	437,095
Masonite International Corp., Sr. Unsec’d. Notes, 144A	5.750%	09/15/26	20	20,050
Owens Corning, Sr. Unsec’d. Notes	4.200%	12/01/24	1,950	1,931,313
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41	7,835	7,756,728

				11,127,293

Chemicals — 0.7%
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%	07/22/41	5,925	6,838,043
Cydsa SAB de CV (Mexico), Gtd. Notes, 144A	6.250%	10/04/27	376	358,140
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	290	275,090
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%	10/01/44	435	425,634
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	5,180	5,302,768
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500%	01/15/48	290	266,440

A329

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	4,760	$4,567,458
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	5.625%	04/25/24	4,535	4,655,404
Petkim Petrokimya Holding A/S (Turkey), Sr. Unsec’d. Notes, 144A	5.875%	01/26/23	307	282,440
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42	120	106,880
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500%	06/01/47	470	452,041
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	3.698%	04/24/20	4,285	4,275,277

				27,805,615

Commercial Services — 0.4%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	5.625%	10/01/24	205	212,431
Boston University, Sec’d. Notes	4.061%	10/01/48	394	390,648
Cardtronics, Inc./Cardtronics USA, Inc., Gtd. Notes, 144A	5.500%	05/01/25	675	644,625
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22	3,990	3,704,436
Equifax, Inc., Sr. Unsec’d. Notes	3.300%	12/15/22	995	970,596
Equifax, Inc., Sr. Unsec’d. Notes	7.000%	07/01/37	395	458,781
George Washington University (The), Unsec’d. Notes	4.126%	09/15/48	754	753,430
Great Lakes Dredge & Dock Corp., Gtd. Notes	8.000%	05/15/22	321	329,828
Herc Rentals, Inc., Sec’d. Notes, 144A	7.500%	06/01/22	837	885,128
Herc Rentals, Inc., Sec’d. Notes, 144A(a)	7.750%	06/01/24	871	937,248
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	85	84,575
Hertz Corp. (The), Gtd. Notes(a)	7.375%	01/15/21	351	350,561
IHS Markit Ltd., Gtd. Notes, 144A	4.000%	03/01/26	695	665,028
Moody’s Corp., Sr. Unsec’d. Notes	2.750%	12/15/21	786	768,737
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	278	271,050
Northwestern University, Unsec’d. Notes	3.662%	12/01/57	281	268,109
S&P Global, Inc., Gtd. Notes	4.000%	06/15/25	170	170,474
Total System Services, Inc., Sr. Unsec’d. Notes	3.750%	06/01/23	775	768,177
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	320	321,095
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	1,635	1,682,390
University of Notre Dame du Lac, Unsec’d. Notes	3.394%	02/15/48	467	430,026
University of Southern California, Unsec’d. Notes	3.028%	10/01/39	1,228	1,091,371
Wesleyan University, Unsec’d. Notes	4.781%	07/01/2116	642	630,469

				16,789,213

Computers — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/11/24	3,045	2,951,974
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	940	921,514
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	397	356,189
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	510	490,893
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	1,822	1,968,376
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	75	77,248
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	191	237,748
Dell, Inc., Sr. Unsec’d. Notes	5.875%	06/15/19	132	134,508
DXC Technology Co., Sr. Unsec’d. Notes	2.875%	03/27/20	728	721,928
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	783	783,028

A330

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	3.600%		10/15/20	3,630	$3,644,775
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.200%		10/15/35	4,050	4,163,625
Seagate HDD Cayman, Gtd. Notes	4.250%		03/01/22	420	417,375

					16,869,181

Distribution/Wholesale — 0.0%
HD Supply, Inc., Gtd. Notes, 144A	5.750%	(cc)	04/15/24	25	26,281

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750%		05/15/19	7,896	7,927,107
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.500%		05/15/21	1,480	1,502,968
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.625%		10/30/20	2,015	2,053,431
Air Lease Corp., Sr. Unsec’d. Notes	2.625%		07/01/22	870	832,738
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	3,580	3,826,125
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%		11/05/18	25	24,989
American Express Co., Sr. Unsec’d. Notes	3.700%		08/03/23	780	776,061
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19	1,833	1,824,354
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	3.300%		05/03/27	495	475,659
CME Group, Inc., Sr. Unsec’d. Notes	3.750%		06/15/28	550	549,972
Credivalores-Crediservicios SAS (Colombia), Sr. Unsec’d. Notes, 144A	9.750%		07/27/22	370	368,613
Discover Financial Services, Sr. Unsec’d. Notes	4.100%		02/09/27	646	617,506
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35	3,375	3,176,397
Intercontinental Exchange, Inc., Gtd. Notes	4.000%		10/15/23	1,110	1,138,150
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.450%		09/21/23	545	542,576
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.750%		09/21/28	210	207,792
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	4,560	4,622,938
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%		04/30/43	3,730	3,756,167
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19	3,600	3,618,000
ORIX Corp. (Japan), Sr. Unsec’d. Notes	2.900%		07/18/22	905	875,186
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	3,380	3,375,775
Springleaf Finance Corp., Gtd. Notes	5.250%		12/15/19	5,406	5,480,333
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	1,068	1,067,122
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	506	500,324
Synchrony Financial, Sr. Unsec’d. Notes	3.950%		12/01/27	450	407,654
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25	631	608,772
Tarjeta Naranja SA (Argentina), Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500% (Cap N/A, Floor 15.000%), 144A	33.688%	(c)	04/11/22	592	199,800
Unifin Financiera SAB de CV SOFOM ENR (Mexico), Sub. Notes, 144A	8.875%		07/29/99	225	210,377
Visa, Inc., Sr. Unsec’d. Notes	3.150%		12/14/25	330	319,975
Visa, Inc., Sr. Unsec’d. Notes	4.150%		12/14/35	502	518,298

A331

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Visa, Inc., Sr. Unsec’d. Notes	4.300%	12/14/45	370	$382,577

				51,787,736

Electric — 1.8%
Acwa Power Management And Investments One Ltd. (Saudi Arabia), Sr. Sec’d. Notes, 144A	5.950%	12/15/39	6,025	5,825,451
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.950%	06/01/28	1,290	1,281,864
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250%	09/15/48	800	798,405
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	110	106,839
Alabama Power Co., Sr. Unsec’d. Notes	4.300%	07/15/48	1,110	1,112,156
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750%	06/15/23	295	293,704
Ameren Illinois Co., First Mortgage	3.800%	05/15/28	620	623,559
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	08/15/46	370	325,718
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.750%	08/15/47	405	371,586
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	4.250%	09/15/48	305	303,378
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.150%	11/15/43	260	281,750
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950%	03/01/48	710	687,449
Cometa Energia SA de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	04/24/35	8,070	7,926,758
Consumers Energy Co., First Mortgage	4.050%	05/15/48	220	216,869
DTE Electric Co., General Ref. Mortgage	4.050%	05/15/48	985	969,298
Duke Energy Carolinas LLC, First Mortgage	3.700%	12/01/47	405	368,562
Duke Energy Carolinas LLC, First Mortgage	4.000%	09/30/42	1,050	1,016,890
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	1,225	1,076,475
Duke Energy Corp., Sr. Unsec’d. Notes	4.800%	12/15/45	1,095	1,128,294
Duke Energy Florida LLC, First Mortgage	3.800%	07/15/28	2,360	2,358,005
Duke Energy Progress LLC, First Mortgage	3.250%	08/15/25	655	636,629
Duke Energy Progress LLC, First Mortgage	3.700%	09/01/28	1,650	1,636,050
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.500%	09/21/28	870	857,008
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	5.000%	09/21/48	455	442,996
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	1,209	1,201,171
Emera US Finance LP (Canada), Gtd. Notes	2.700%	06/15/21	1,241	1,204,713
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26	835	792,833
Enel Generacion Chile SA (Chile), Sr. Unsec’d. Notes	4.250%	04/15/24	1,395	1,383,957
Entergy Corp., Sr. Unsec’d. Notes	2.950%	09/01/26	1,160	1,065,787
Entergy Louisiana LLC, Collateral Trust	4.200%	09/01/48	890	882,095
Eskom Holdings SOC Ltd. (South Africa), Gov’t. Gtd. Notes, MTN, 144A	6.350%	08/10/28	596	593,525
Eversource Energy, Sr. Unsec’d. Notes	2.900%	10/01/24	1,380	1,310,126
Exelon Corp., Sr. Unsec’d. Notes	2.450%	04/15/21	329	319,737
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	1,620	1,570,480
Exelon Corp., Sr. Unsec’d. Notes	4.950%	06/15/35	292	306,107
Florida Power & Light Co., First Mortgage	4.125%	06/01/48	745	746,758
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina), Gtd. Notes, 144A	9.625%	07/27/23	681	578,850
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%	01/20/22	727	676,837
Infraestructura Energetica Nova SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/14/48	3,390	2,936,588
Inkia Energy Ltd. (Peru), Sr. Unsec’d. Notes, 144A	5.875%	11/09/27	400	380,004

A332

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
ITC Holdings Corp., Sr. Unsec’d. Notes	2.700%	11/15/22	920	$882,481
Kansas City Power & Light Co., Sr. Unsec’d. Notes	4.200%	03/15/48	780	748,124
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	163	166,980
Mid-Atlantic Interstate Transmission LLC, Sr. Unsec’d. Notes, 144A	4.100%	05/15/28	325	322,056
Northern States Power Co., First Mortgage	3.400%	08/15/42	790	704,366
Northern States Power Co., First Mortgage	4.000%	08/15/45	610	598,344
Northern States Power Co., First Mortgage	4.200%	09/01/48	360	353,957
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	26	26,824
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	25	26,000
Ohio Power Co., Sr. Unsec’d. Notes	6.600%	02/15/33	160	200,537
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	4.550%	12/01/41	550	585,144
Orazul Energy Egenor S en C por A (Peru), Gtd. Notes, 144A	5.625%	04/28/27	318	290,178
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	910	1,034,345
PacifiCorp, First Mortgage	4.100%	02/01/42	785	769,198
PacifiCorp, First Mortgage	4.125%	01/15/49	565	554,812
Public Service Electric & Gas Co., First Mortgage, MTN	3.650%	09/01/28	1,010	1,001,833
Southern Co. (The), Sr. Unsec’d. Notes	4.400%	07/01/46	1,200	1,143,079
Southwestern Electric Power Co., Sr. Unsec’d. Notes	4.100%	09/15/28	515	515,079
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes	10.000%	03/01/27	371	359,399
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, 144A	10.000%	03/01/27	928	898,964
Talen Energy Supply LLC, Gtd. Notes(a)	6.500%	06/01/25	695	531,675
Talen Energy Supply LLC, Gtd. Notes, 144A	9.500%	07/15/22	25	25,000
Tampa Electric Co., Sr. Unsec’d. Notes	4.300%	06/15/48	145	144,104
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%	06/01/25	1,125	1,113,974
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%	01/14/25	3,060	3,029,400
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%	07/26/23	360	366,505
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.750%	03/15/23	940	910,243
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.500%	03/15/27	1,455	1,420,998
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	01/15/43	780	747,527
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	11/15/46	500	472,902
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%	05/15/45	525	511,365
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	535	541,546
Vistra Energy Corp., Gtd. Notes	7.375%	11/01/22	1,786	1,855,208
Vistra Energy Corp., Gtd. Notes	7.625%	11/01/24	50	53,813
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.375%	06/15/21	220	220,049

				69,721,270

Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%	04/15/20	2,460	2,433,074
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%	04/15/25	1,415	1,386,973

				3,820,047

Electronics — 0.1%
Corning, Inc., Sr. Unsec’d. Notes	4.375%	11/15/57	1,560	1,366,301
Honeywell International, Inc., Sr. Unsec’d. Notes	3.812%	11/21/47	290	275,721
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.125%	08/15/27	380	353,383

A333

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics (cont’d.)
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.450%	08/01/24	175	$170,241

				2,165,646

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA (Panama), Sr. Sec’d. Notes, 144A	5.625%	05/18/36	280	288,399
Aeropuertos Argentina 2000 SA (Argentina), Sr. Sec’d. Notes, 144A	6.875%	02/01/27	312	300,143
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic), Sr. Sec’d. Notes, 144A	6.750%	03/30/29	200	207,699
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500%	07/31/47	7,635	6,814,314

				7,610,555

Entertainment — 0.1%
Enterprise Development Authority (The), Sr. Sec’d. Notes, 144A	12.000%	07/15/24	167	160,738
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	87	87,653
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	1,264	1,287,902
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.250%	06/01/25	906	920,677
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	25	25,836
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	67	68,039
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.750%	06/01/28	50	51,438
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250%	02/15/22	667	691,179
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625%	05/01/24	361	381,306
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	1,385	1,466,369

				5,141,137

Environmental Control — 0.0%
Republic Services, Inc., Sr. Unsec’d. Notes	3.950%	05/15/28	1,065	1,058,474
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35	550	537,326

				1,595,800

Foods — 0.2%
Arcor SAIC (Argentina), Sr. Unsec’d. Notes, 144A	6.000%	07/06/23	167	166,791
Campbell Soup Co., Sr. Unsec’d. Notes	8.875%	05/01/21	390	435,861
General Mills, Inc., Sr. Unsec’d. Notes	3.200%	04/16/21	510	506,694
General Mills, Inc., Sr. Unsec’d. Notes(a)	4.000%	04/17/25	555	549,330
Grupo Bimbo SAB de CV (Mexico), Sub. Notes, 144A	5.950%	04/17/23	252	252,630
Kroger Co. (The), Sr. Unsec’d. Notes(a)	2.650%	10/15/26	1,415	1,262,535
MARB BondCo PLC (Brazil), Gtd. Notes, 144A	6.875%	01/19/25	971	903,030
Tyson Foods, Inc., Gtd. Notes	3.950%	08/15/24	1,015	1,012,603
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.550%	06/02/27	1,375	1,297,275
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.900%	09/28/23	70	70,275
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100%	09/28/48	65	66,297

				6,523,321

A334

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper — 0.2%
Eldorado Intl. Finance GmbH (Brazil), Gtd. Notes, 144A	8.625%	06/16/21	356	$364,014
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	489	584,186
Klabin Finance SA (Brazil), Gtd. Notes, 144A	4.875%	09/19/27	324	288,360
Suzano Austria GmbH (Brazil), Gtd. Notes, 144A	5.750%	07/14/26	4,890	4,932,788
Suzano Austria GmbH (Brazil), Sr. Unsec’d. Notes, 144A	6.000%	01/15/29	560	562,240

				6,731,588

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	395	388,088
NiSource, Inc., Sr. Unsec’d. Notes	2.650%	11/17/22	155	147,919
NiSource, Inc., Sr. Unsec’d. Notes	3.490%	05/15/27	1,285	1,218,694

				1,754,701

Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	3,380	3,370,516
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.133%	06/06/19	700	695,846
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.675%	12/15/19	1,183	1,176,359
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.894%	06/06/22	2,165	2,104,909
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	179	176,495
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.300%	03/01/23	905	882,133
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	4.300%	06/15/28	275	274,861
Hologic, Inc., Gtd. Notes, 144A	4.375%	10/15/25	415	397,620
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	80	79,335
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	2,370	2,450,993
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950%	09/19/26	922	853,839

				12,462,906

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	50	45,805
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	533	512,518
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	393	387,666
AHS Hospital Corp., Unsec’d. Notes	5.024%	07/01/45	286	318,208
Anthem, Inc., Sr. Unsec’d. Notes	4.101%	03/01/28	525	517,079
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45	400	393,489
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	280	252,289
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	1,401	1,326,329
Dignity Health, Sec’d. Notes	2.637%	11/01/19	751	746,321
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	3.200%	09/17/20	4,270	4,254,329
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.125%	11/15/25	135	134,615
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.800%	08/15/38	3,330	3,339,337
Halfmoon Parent, Inc., Sr. Unsec’d. Notes, 144A	4.900%	12/15/48	4,435	4,402,965
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	50	50,375
HCA, Inc., Sr. Sec’d. Notes	4.500%	02/15/27	55	53,831
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	760	773,300
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	1,087	1,114,175
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	82	84,563
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	173	177,974
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	367	389,020
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	2,918	3,036,179
Kaiser Foundation Hospitals, Gtd. Notes	3.500%	04/01/22	733	734,427
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	222	221,721
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	845	839,687

A335

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Montefiore Obligated Group, Unsec’d. Notes	5.246%	11/01/48	613	$612,605
Ochsner Clinic Foundation, Sec’d. Notes	5.897%	05/15/45	326	391,300
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	3.930%	10/01/48	514	479,209
Rede D’or Finance Sarl (Brazil), Gtd. Notes, 144A	4.950%	01/17/28	217	187,163
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	350	376,568
Sutter Health, Unsec’d. Notes	3.695%	08/15/28	593	582,230
Tenet Healthcare Corp., Sec’d. Notes, 144A	7.500%	01/01/22	30	31,313
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	2,187	2,258,843
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%	03/01/19	50	50,313
Trinity Health Corp., Sec’d. Notes	4.125%	12/01/45	487	467,339
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	1,150	1,155,468
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	3.750%	10/15/47	500	464,873
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	564	558,666
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	176	187,351
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	4,245	4,266,225

				36,175,668

Holding Companies-Diversified — 0.1%
CK Hutchison International 16 Ltd. (Hong Kong), Gtd. Notes, 144A	2.750%	10/03/26	2,365	2,130,021
Grupo KUO SAB De CV (Mexico), Sr. Unsec’d. Notes, 144A	5.750%	07/07/27	603	578,880

				2,708,901

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875%	02/15/21	791	796,933
Beazer Homes USA, Inc., Gtd. Notes	8.750%	03/15/22	657	694,778
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	596	598,235
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	76	76,000
Century Communities, Inc., Gtd. Notes	6.875%	05/15/22	171	174,848
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A	10.000%	07/15/22	752	749,180
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A(a)	10.500%	07/15/24	735	707,438
KB Home, Gtd. Notes	4.750%	05/15/19	117	117,731
KB Home, Gtd. Notes	8.000%	03/15/20	27	28,555
Lennar Corp., Gtd. Notes	2.950%	11/29/20	3	2,929
Lennar Corp., Gtd. Notes	4.500%	06/15/19	250	251,563
Lennar Corp., Gtd. Notes	4.500%	11/15/19	88	88,660
Lennar Corp., Gtd. Notes	4.750%	04/01/21	31	31,399
Lennar Corp., Gtd. Notes	5.250%	06/01/26	10	9,913
Lennar Corp., Gtd. Notes	5.875%	11/15/24	692	720,545
Lennar Corp., Gtd. Notes	8.375%	01/15/21	61	66,411
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	34	32,215
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	375	376,406

A336

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375%		06/15/19	58	$58,290

					5,582,029

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%		12/01/19	2,095	2,091,255

Insurance — 0.3%
Ambac Assurance Corp., Sub. Notes, 144A	5.100%		06/07/20	42	56,628
Ambac LSNI LLC (Cayman Islands), Sr. Sec’d. Notes, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%), 144A	7.396%	(c)	02/12/23	356	359,765
Aon PLC, Gtd. Notes	4.750%		05/15/45	284	284,119
Ardonagh Midco 3 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625%		07/15/23	3,465	3,421,688
AXA Equitable Holdings, Inc., Sr. Unsec’d. Notes, 144A	3.900%		04/20/23	270	268,027
AXA Equitable Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.000%		04/20/48	240	224,189
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	175	165,846
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%		03/14/26	172	168,913
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.200%		03/01/48	685	646,220
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.350%		01/30/47	128	122,343
MetLife, Inc., Sr. Unsec’d. Notes	4.600%		05/13/46	325	330,452
Principal Financial Group, Inc., Gtd. Notes	4.300%		11/15/46	190	179,174
Radian Group, Inc., Sr. Unsec’d. Notes	4.500%		10/01/24	1,550	1,522,875
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43	480	499,783
Trinity Acquisition PLC, Gtd. Notes	4.400%		03/15/26	1,915	1,905,342
Willis North America, Inc., Gtd. Notes	3.600%		05/15/24	175	170,058

					10,325,422

Internet — 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.250%		08/22/57	6,300	6,297,050
VeriSign, Inc., Sr. Unsec’d. Notes	4.625%		05/01/23	1,576	1,603,044

					7,900,094

Iron/Steel — 0.0%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.250%		08/05/20	30	30,884
Nucor Corp., Sr. Unsec’d. Notes	5.200%		08/01/43	275	299,062
Steel Dynamics, Inc., Gtd. Notes	5.125%		10/01/21	1,241	1,254,651
Steel Dynamics, Inc., Gtd. Notes	5.250%		04/15/23	50	50,740
Steel Dynamics, Inc., Gtd. Notes	5.500%		10/01/24	25	25,525

					1,660,862

Leisure Time — 0.0%
Carlson Travel, Inc., Sr. Sec’d. Notes, 144A	6.750%		12/15/23	207	207,776

Lodging — 0.0%
MGM Resorts International, Gtd. Notes	5.250%		03/31/20	25	25,438

Machinery-Construction & Mining — 0.0%
BlueLine Rental Finance Corp./BlueLine Rental LLC, Sec’d. Notes, 144A	9.250%		03/15/24	102	107,228

A337

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining (cont’d.)
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%		04/26/20	1,897	$1,897,019

					2,004,247

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.375%		04/05/22	2,195	2,220,901

Media — 1.1%
AMC Networks, Inc., Gtd. Notes(a)	4.750%		08/01/25	1,735	1,659,094
Cablevision SA (Argentina), Sr. Unsec’d. Notes, 144A	6.500%		06/15/21	200	197,000
CBS Corp., Gtd. Notes	2.300%		08/15/19	1,113	1,107,099
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%		02/15/23	50	50,188
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%		09/30/22	97	98,061
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%		01/15/24	25	25,406
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		05/01/23	55	55,085
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sr. Sec’d. Notes	3.579%		07/23/20	2,485	2,486,404
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sr. Sec’d. Notes	4.500%		02/01/24	1,430	1,438,764
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%		07/23/25	1,626	1,651,085
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%		05/01/47	476	451,013
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.750%		04/01/48	684	684,434
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	2,914	3,134,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 3 Month LIBOR + 1.650%	3.986%	(c)	02/01/24	33	33,633
Comcast Corp., Gtd. Notes	3.150%		03/01/26	1,890	1,784,324
Comcast Corp., Gtd. Notes	3.200%		07/15/36	1,798	1,500,266
Comcast Corp., Gtd. Notes	3.400%		07/15/46	1,167	944,224
Comcast Corp., Gtd. Notes	4.250%		01/15/33	427	418,595
Comcast Corp., Gtd. Notes	4.400%		08/15/35	222	217,830
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%		08/15/24	1,580	1,495,220
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%		02/15/19	67	68,005
Discovery Communications LLC, Gtd. Notes	3.800%		03/13/24	938	919,956
Discovery Communications LLC, Gtd. Notes	5.000%		09/20/37	1,285	1,252,978
Discovery Communications LLC, Gtd. Notes	5.200%		09/20/47	245	239,545
Discovery Communications LLC, Gtd. Notes, 144A	3.950%		06/15/25	695	678,163
EW Scripps Co. (The), Gtd. Notes, 144A	5.125%		05/15/25	570	547,913
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%		07/06/27	3,690	3,625,425

A338

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20	7,359	$7,640,629
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	12/19/49	1,372	1,391,200
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	645	615,582
Time Warner Cable LLC, Sr. Sec’d. Notes	4.500%	09/15/42	83	70,832
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20	610	622,791
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	764	735,865
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	415	418,989
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	780	846,119
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	2,020	2,203,004
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	239	237,643
Viacom, Inc., Sr. Unsec’d. Notes	6.875%	04/30/36	500	569,320
Warner Media LLC, Gtd. Notes	2.100%	06/01/19	1,131	1,125,150
Warner Media LLC, Gtd. Notes	3.600%	07/15/25	482	461,870
Warner Media LLC, Gtd. Notes	4.650%	06/01/44	280	251,829
Warner Media LLC, Gtd. Notes	4.850%	07/15/45	1,130	1,053,860

				45,008,393

Mining — 0.3%
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	3.625%	09/11/24	1,145	1,090,108
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	405	421,765
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	425	471,791
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22	5,625	5,442,188
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	13	13,289
Largo Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	9.250%	06/01/21	55	57,475
Newmont Mining Corp., Gtd. Notes(a)	3.500%	03/15/22	1,200	1,189,834
Newmont Mining Corp., Gtd. Notes	4.875%	03/15/42	5	4,867
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	3,100	3,384,345

				12,075,662

Miscellaneous Manufacturing — 0.1%
Eaton Corp., Gtd. Notes	2.750%	11/02/22	748	725,933
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A	6.000%	07/15/22	50	50,313
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	584	550,838
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	625	651,275
Koppers, Inc., Gtd. Notes, 144A	6.000%	02/15/25	915	912,713

				2,891,072

Office/Business Equipment — 0.0%
Xerox Corp., Sr. Unsec’d. Notes	3.625%	03/15/23	159	151,635

Oil & Gas — 2.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%	03/15/40	960	1,064,521
Andeavor, Gtd. Notes	4.750%	12/15/23	460	474,855
Antero Resources Corp., Gtd. Notes	5.000%	03/01/25	190	191,425
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	490	497,595
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	437	442,594
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	365	373,669
Apache Corp., Sr. Unsec’d. Notes	2.625%	01/15/23	578	551,598
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44	1,120	992,841
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	390	385,724

A339

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.315%	02/13/20	2,755	$2,730,376
Bruin E&P Partners LLC, Sr. Unsec’d. Notes, 144A	8.875%	08/01/23	493	507,790
Carrizo Oil & Gas, Inc., Gtd. Notes	7.500%	09/15/20	155	155,000
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%	04/15/27	1,460	1,411,309
Chaparral Energy, Inc., Sr. Unsec’d. Notes, 144A	8.750%	07/15/23	337	336,158
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	42	43,050
Chesapeake Energy Corp., Gtd. Notes	6.625%	08/15/20	100	104,500
Chesapeake Energy Corp., Gtd. Notes	7.000%	10/01/24	1,817	1,817,000
Chesapeake Energy Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	1,903	1,988,635
Cimarex Energy Co., Sr. Unsec’d. Notes(a)	3.900%	05/15/27	1,010	964,859
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375%	06/01/24	1,545	1,558,361
CNPC General Capital Ltd. (China), Gtd. Notes, 144A	3.950%	04/19/22	2,445	2,454,084
Concho Resources, Inc., Gtd. Notes	3.750%	10/01/27	2,270	2,166,710
Continental Resources, Inc., Gtd. Notes	3.800%	06/01/24	840	823,756
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	3,024	3,077,229
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	1,358	1,377,691
CVR Refining LLC/Coffeyville Finance, Inc., Gtd. Notes	6.500%	11/01/22	50	50,750
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	2,555	2,578,923
Diamondback Energy, Inc., Gtd. Notes	5.375%	05/31/25	715	729,300
Dolphin Energy Ltd. LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21	4,320	4,535,999
Ensco PLC, Sr. Unsec’d. Notes(a)	4.500%	10/01/24	2,040	1,751,850
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	1,430	1,068,925
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	230	224,507
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	625	639,147
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19	2,224	2,216,348
Frontera Energy Corp. (Colombia), Sr. Unsec’d. Notes, 144A.	9.700%	06/25/23	252	264,285
Hess Corp., Sr. Unsec’d. Notes	5.800%	04/01/47	420	442,328
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru), Sr. Unsec’d. Notes, 144A	6.375%	06/01/28	1,425	1,466,040
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	595	625,284
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	2,195	2,002,938
Nabors Industries, Inc., Gtd. Notes(a)	5.100%	09/15/23	6,805	6,487,591
Nabors Industries, Inc., Gtd. Notes	5.500%	01/15/23	1,240	1,218,063
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	680	704,650
Northern Oil and Gas, Inc., Sec’d. Notes, Cash coupon 8.500% or PIK 1.000%, 144A	9.500%	05/15/23	264	278,520
Oasis Petroleum, Inc., Gtd. Notes	6.500%	11/01/21	267	270,338
Oasis Petroleum, Inc., Gtd. Notes	6.875%	03/15/22	696	708,166
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.350%	12/01/21	239	233,872
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.720%	12/01/22	70	65,722
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A, 144A	7.720%	12/01/26	7	1,987
Pacific Drilling First Lien Escrow Issuer Ltd., Sr. Sec’d. Notes, 144A	8.375%	10/01/23	587	606,078
Pan American Energy LLC (Argentina), Gtd. Notes, 144A	7.875%	05/07/21	2,705	2,752,879

A340

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.999%		01/27/28	494	$455,715
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%		01/27/41	1,110	1,021,200
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%		06/05/2115	6,645	5,681,475
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27	494	500,249
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%		05/23/26	494	540,930
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.350%		02/12/28	1,321	1,245,043
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.750%		09/21/47	305	291,028
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%		01/15/26	2,220	2,274,220
Puma International Financing SA (Singapore), Gtd. Notes, 144A	5.000%		01/24/26	471	396,677
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%		05/01/23	1,420	1,382,725
Range Resources Corp., Gtd. Notes(a)	4.875%		05/15/25	490	463,663
Range Resources Corp., Gtd. Notes(a)	5.000%		03/15/23	2,145	2,102,100
Resolute Energy Corp., Gtd. Notes	8.500%		05/01/20	1,369	1,370,711
Sable Permian Resources Land LLC, Sr. Sec’d. Notes, 144A	13.000%		11/30/20	216	235,439
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%		08/21/42	440	408,240
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%		05/11/35	150	151,917
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%		01/15/24	1,410	1,372,988
SM Energy Co., Sr. Unsec’d. Notes(a)	5.625%		06/01/25	1,350	1,344,938
SM Energy Co., Sr. Unsec’d. Notes	6.125%		11/15/22	1,205	1,241,150
SM Energy Co., Sr. Unsec’d. Notes(a)	6.750%		09/15/26	355	368,756
Talos Production LLC/Talos Production Finance, Inc., Sec’d. Notes, 144A	11.000%		04/03/22	440	470,265
Tecpetrol SA (Argentina), Gtd. Notes, 144A	4.875%		12/12/22	334	303,105
Thaioil Treasury Center Co. Ltd. (Thailand), Gtd. Notes, MTN, 144A	4.875%		01/23/43	7,245	7,190,986
Transocean Guardian Ltd., Sr. Sec’d. Notes, 144A	5.875%		01/15/24	2,007	2,024,561
Ultrapar International SA (Brazil), Gtd. Notes, 144A	5.250%		10/06/26	7,040	6,512,070
Valero Energy Corp., Sr. Unsec’d. Notes	3.650%		03/15/25	1,370	1,339,779
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%		03/05/25	163	157,006
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A(a)	8.750%		04/04/24	165	164,505
YPF SA (Argentina), Sr. Unsec’d. Notes	8.750%		04/04/24	309	308,073

					99,735,334

Oil & Gas Services — 0.2%
Bristow Group, Inc., Sr. Sec’d. Notes, 144A(a)	8.750%		03/01/23	1,220	1,192,550
Halliburton Co., Sr. Unsec’d. Notes	3.800%		11/15/25	3,090	3,063,534
Halliburton Co., Sr. Unsec’d. Notes	5.000%		11/15/45	148	158,057
Odebrecht Oil & Gas Finance Ltd. (Brazil), Gtd. Notes, 144A	12.689%	(s)	12/01/26	37	525
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	1,073	1,065,392
Transocean Phoenix 2 Ltd., Sr. Sec’d. Notes, 144A(a)	7.750%		10/15/24	1,420	1,494,024
Transocean Proteus Ltd., Sr. Sec’d. Notes, 144A	6.250%		12/01/24	163	166,056

					7,140,138

Packaging & Containers — 0.0%
Graphic Packaging International LLC, Gtd. Notes	4.750%		04/15/21	17	17,170

A341

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer SA, Gtd. Notes, 144A.	7.000%	07/15/24	25	$25,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	5.750%	10/15/20	1,482	1,485,470

				1,528,078

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	3.750%	11/14/23	580	577,744
AbbVie, Inc., Sr. Unsec’d. Notes	4.250%	11/14/28	590	583,329
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	440	407,395
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	1,410	1,354,310
Allergan Finance LLC, Gtd. Notes	3.250%	10/01/22	1,720	1,688,743
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	5,553	5,437,739
Bausch Health Cos., Inc., Gtd. Notes, 144A	5.625%	12/01/21	4,012	3,996,955
Bausch Health Cos., Inc., Gtd. Notes, 144A	7.500%	07/15/21	888	904,650
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	760	790,400
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	7.000%	03/15/24	205	216,583
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.375%	07/15/24	264	251,362
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.375%	10/08/24	954	909,083
CVS Health Corp., Sr. Unsec’d. Notes	4.000%	12/05/23	1,285	1,287,645
CVS Health Corp., Sr. Unsec’d. Notes	4.100%	03/25/25	1,685	1,680,488
CVS Health Corp., Sr. Unsec’d. Notes	4.780%	03/25/38	425	422,964
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	9,580	9,798,844
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	3,645	3,747,188
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	3.875%	05/15/28	1,415	1,429,578
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	195	187,623
Merck & Co., Inc., Sr. Unsec’d. Notes	3.600%	09/15/42	135	127,369
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	3,660	3,620,868
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	600	552,969
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%	07/19/19	99	97,390
Wyeth LLC, Gtd. Notes	5.950%	04/01/37	945	1,145,525

				41,216,744

Pipelines — 1.6%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	4.600%	11/02/47	2,435	2,370,862
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	4.250%	12/01/27	310	302,898
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.200%	12/01/47	700	699,025
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.250%	01/15/25	60	61,451
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.500%	10/15/19	1,360	1,385,527
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	33	34,980
Buckeye Partners LP, Sr. Unsec’d. Notes	4.875%	02/01/21	1,760	1,791,771
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	7.000%	06/30/24	100	109,500

A342

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Cheniere Energy Partners LP, Sr. Sec’d. Notes	5.250%	10/01/25	25	$25,031
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	33	33,743
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	2.900%	07/15/22	1,235	1,197,891
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.700%	07/15/27	985	951,260
Enbridge, Inc. (Canada), Sub. Notes	5.500%	07/15/77	850	787,774
Energy Transfer Equity LP, Sr. Sec’d. Notes(a)	4.250%	03/15/23	2,595	2,578,781
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%	01/15/24	1,573	1,655,583
Energy Transfer Partners LP, Gtd. Notes	4.500%	11/01/23	2,490	2,523,824
Energy Transfer Partners LP, Gtd. Notes	4.900%	02/01/24	210	216,444
Energy Transfer Partners LP, Gtd. Notes	5.000%	10/01/22	1,635	1,693,330
Energy Transfer Partners LP, Gtd. Notes	5.150%	02/01/43	660	627,150
Energy Transfer Partners LP, Gtd. Notes	5.875%	03/01/22	2,155	2,280,232
Energy Transfer Partners LP, Gtd. Notes	6.050%	06/01/41	5,700	5,964,544
Energy Transfer Partners LP, Gtd. Notes	6.500%	02/01/42	2,355	2,586,357
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	580	591,112
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	774	800,443
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	301	317,075
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24	8,225	8,304,582
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%	03/01/43	380	371,907
Kinder Morgan Energy Partners LP, Gtd. Notes	5.800%	03/15/35	245	267,577
Kinder Morgan Energy Partners LP, Gtd. Notes	6.375%	03/01/41	165	188,111
Kinder Morgan, Inc., Gtd. Notes	5.050%	02/15/46	1,875	1,875,978
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23	335	357,599
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	510	496,747
MPLX LP, Sr. Unsec’d. Notes	4.875%	06/01/25	620	640,297
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	434	434,872
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22	601	605,508
Northwest Pipeline LLC, Sr. Unsec’d. Notes, 144A	4.000%	04/01/27	1,560	1,509,875
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650%	06/01/22	150	148,165
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	436	447,990
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	968	975,018
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23	1,830	1,945,954
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.750%	05/15/24	2,010	2,157,674
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.875%	06/30/26	660	712,799
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	1,095	1,047,472
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400%	10/01/47	1,315	1,300,755
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.125%	11/15/19	114	113,573
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.875%	05/15/48	1,075	1,098,765
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000%	03/15/28	990	967,368
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.450%	08/01/42	500	477,844
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600%	03/15/48	120	116,795
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.850%	02/01/26	509	620,009
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	680	672,921
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	09/15/25	1,275	1,254,518
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.550%	06/24/24	610	619,751
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.750%	06/24/44	840	898,940

A343

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%	01/15/31	465	$564,792

				62,780,744

Real Estate — 0.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25	17	17,109

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., Sr. Unsec’d. Notes	3.000%	06/15/23	2,680	2,580,117
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	742	738,895
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	208	204,574
American Tower Corp., Sr. Unsec’d. Notes	4.400%	02/15/26	132	132,153
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24	201	210,179
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	3.849%	04/15/23	480	476,946
Crown Castle International Corp., Sr. Unsec’d. Notes	2.250%	09/01/21	1,485	1,426,403
Crown Castle International Corp., Sr. Unsec’d. Notes	3.200%	09/01/24	1,990	1,891,035
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21	405	403,961
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	04/01/23	25	25,594
Equinix, Inc., Sr. Unsec’d. Notes, REIT	5.375%	01/01/22	67	69,178
Iron Mountain, Inc., Gtd. Notes, 144A	4.375%	06/01/21	50	50,125
iStar, Inc., Sr. Unsec’d. Notes	6.500%	07/01/21	3,530	3,609,354
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	5.625%	05/01/24	168	172,200

				11,990,714

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.625%	01/15/22	335	335,419
El Puerto de Liverpool SAB de CV (Mexico), Gtd. Notes, 144A	3.875%	10/06/26	6,525	6,058,136
GameStop Corp., Gtd. Notes, 144A(a)	5.500%	10/01/19	3,425	3,416,438
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	640	778,969
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	820	825,998
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	02/15/42	170	148,681
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	430	422,243
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	09/01/48	355	348,081
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	695	722,443
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	520	543,808
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23	2,270	2,252,148
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25	1,225	1,207,580
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	3.800%	11/18/24	1,250	1,234,470
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.800%	11/18/44	67	65,043
Walmart, Inc., Sr. Unsec’d. Notes	3.550%	06/26/25	775	778,858
Walmart, Inc., Sr. Unsec’d. Notes	4.050%	06/29/48	365	365,538

				19,503,853

Semiconductors — 0.6%
Analog Devices, Inc., Sr. Unsec’d. Notes	2.500%	12/05/21	1,075	1,034,394
Analog Devices, Inc., Sr. Unsec’d. Notes	3.500%	12/05/26	1,395	1,336,074
Analog Devices, Inc., Sr. Unsec’d. Notes	3.900%	12/15/25	178	174,712
Analog Devices, Inc., Sr. Unsec’d. Notes	5.300%	12/15/45	59	63,037

A344

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Applied Materials, Inc., Sr. Unsec’d. Notes(a)	4.350%	04/01/47	325	$323,569
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	750	823,109
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.200%	01/15/21	800	775,141
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.375%	01/15/20	3,440	3,399,640
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000%	01/15/22	6,700	6,527,542
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	1,455	1,457,648
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	771	766,493
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	4.333%	06/01/23	1,690	1,679,502
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875%	09/01/22	1,652	1,635,480
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/15/20	200	201,250
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	910	909,017
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	400	403,500
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.600%	01/30/23	1,220	1,172,783
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.300%	05/20/47	1,415	1,329,733
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45	504	510,484
Texas Instruments, Inc., Sr. Unsec’d. Notes	4.150%	05/15/48	365	366,496

				24,889,604

Software — 0.5%
Autodesk, Inc., Sr. Unsec’d. Notes	3.500%	06/15/27	1,815	1,690,546
CDK Global, Inc., Sr. Unsec’d. Notes	3.800%	10/15/19	400	400,200
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	2,820	2,605,766
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	74	74,412
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46	25	23,595
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.750%	05/15/48	870	862,830
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	2,395	2,283,481
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35	845	815,099
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	2,580	2,467,714
Oracle Corp., Sr. Unsec’d. Notes	2.650%	07/15/26	980	909,565
Oracle Corp., Sr. Unsec’d. Notes	3.250%	11/15/27	454	436,844
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	832	805,188
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	795	757,639
Oracle Corp., Sr. Unsec’d. Notes	4.000%	11/15/47	340	322,855
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	280	271,431
VMware, Inc., Sr. Unsec’d. Notes	2.300%	08/21/20	4,134	4,052,596

				18,779,761

Telecommunications — 2.3%
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	2,935	2,528,421
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	1,581	1,379,560
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	405	370,023
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	3,030	3,019,849
AT&T, Inc., Sr. Unsec’d. Notes	5.450%	03/01/47	2,620	2,617,612
AT&T, Inc., Sr. Unsec’d. Notes	5.700%	03/01/57	2,360	2,393,000
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.300%	02/15/30	5,605	5,390,313

A345

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., Sr. Unsec’d. Notes, 144A	5.150%	02/15/50	1,180	$1,119,126
Axtel SAB de CV (Mexico), Gtd. Notes, 144A	6.375%	11/14/24	560	552,418
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	6,500	6,415,707
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A(a)	4.375%	06/10/25	1,935	1,790,456
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes, 144A	5.375%	09/27/22	1,434	1,431,849
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	4.375%	06/21/28	630	628,062
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	3,190	3,189,999
Frontier Communications Corp., Sec’d. Notes, 144A(a)	8.500%	04/01/26	285	269,325
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	03/15/19	33	33,208
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%	10/01/18	42	42,000
Intelsat Connect Finance SA (Luxembourg), Gtd. Notes, 144A	9.500%	02/15/23	111	110,445
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	7.500%	04/01/21	1,036	1,048,950
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%	02/15/24	25	26,313
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%	06/15/20	820	819,234
Level 3 Financing, Inc., Gtd. Notes	5.625%	02/01/23	22	22,250
Oi SA (Brazil), Gtd. Notes, Cash coupon 10.000% or PIK 4.000%	10.000%	07/27/25	400	411,999
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.250%	02/21/23	3,775	3,633,060
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.875%	01/31/28	900	855,000
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%	03/15/44	201	210,370
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	3,615	3,633,075
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	108	109,755
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%	03/01/20	98	101,675
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	25	25,155
Sprint Corp., Gtd. Notes	7.125%	06/15/24	25	25,938
Sprint Corp., Gtd. Notes(a)	7.625%	03/01/26	1,595	1,688,706
Sprint Corp., Gtd. Notes	7.875%	09/15/23	50	53,938
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	2,495	2,485,893
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	4.738%	09/20/29	4,750	4,747,863
Telecom Italia Capital SA (Italy), Gtd. Notes	7.175%	06/18/19	91	92,593
Telefonica Emisiones SAU (Spain), Gtd. Notes	4.665%	03/06/38	1,115	1,047,540
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%	02/16/21	7,554	7,886,899
Telus Corp. (Canada), Sr. Unsec’d. Notes	4.600%	11/16/48	130	129,361
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%	08/15/46	570	511,358
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	2,405	2,385,207
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.500%	03/16/47	2,550	2,792,179

A346

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.329%		09/21/28	10,964	$11,022,712
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)	2.860%	(c)	05/22/20	3,595	3,615,493
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/16/24	4,400	4,350,141
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.125%		05/30/25	705	699,546
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.250%		05/30/48	1,950	1,957,786

					89,671,362

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.125%		06/15/47	395	391,531
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%		04/01/45	206	203,174
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%		12/15/48	295	291,714
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%		09/01/45	95	100,802
CSX Corp., Sr. Unsec’d. Notes	4.250%		11/01/66	607	544,513
FedEx Corp., Gtd. Notes	3.900%		02/01/35	1,021	961,295
FedEx Corp., Gtd. Notes	4.050%		02/15/48	1,210	1,097,989
FedEx Corp., Gtd. Notes	4.100%		02/01/45	285	260,078
FedEx Corp., Gtd. Notes	4.900%		01/15/34	450	477,069
Hidrovias International Finance SARL (Brazil), Gtd. Notes, 144A	5.950%		01/24/25	334	304,778
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.650%		08/01/25	105	104,305
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.050%		08/15/52	528	494,061
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.450%		06/15/45	165	165,478
Rumo Luxembourg Sarl (Brazil), Gtd. Notes, 144A	7.375%		02/09/24	445	454,634
Rumo Luxembourg Sarl (Brazil), Sr. Unsec’d. Notes, 144A	5.875%		01/18/25	397	368,221
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	3.750%		06/09/23	75	74,829
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%		02/01/35	486	437,213
Union Pacific Corp., Sr. Unsec’d. Notes	3.600%		09/15/37	1,055	966,202
Union Pacific Corp., Sr. Unsec’d. Notes	3.799%		10/01/51	130	115,510
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%		02/01/55	686	603,309

					8,416,705

Trucking & Leasing — 0.1%
GATX Corp., Sr. Unsec’d. Notes(a)	2.600%		03/30/20	821	810,612
GATX Corp., Sr. Unsec’d. Notes(a)	3.850%		03/30/27	549	521,842
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.400%		11/15/26	1,785	1,661,548

					2,994,002

TOTAL CORPORATE BONDS (cost $1,201,191,420)					1,180,585,213

A347

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 3.2%

Arizona — 0.1%
Arizona Health Facilities Authority, Revenue Bonds, 3 Month LIBOR + 0.670%	2.376%	(c)	01/01/37	360	$342,058
Arizona State University, Revenue Bonds	5.000%		07/01/43	190	214,204
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	5.000%		01/01/36	300	346,029
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	5.000%		12/01/45	1,060	1,175,657

					2,077,948

California — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	6.918%		04/01/40	820	1,101,227
Bay Area Toll Authority, Revenue Bonds, BABs	7.043%		04/01/50	1,715	2,512,355
Buena Park School District, General Obligation Unlimited	5.000%		08/01/47	150	169,022
California Health Facilities Financing Authority, Revenue Bonds	5.000%		08/15/33	290	334,109
California Health Facilities Financing Authority, Revenue Bonds	5.000%		08/15/47	280	306,855
California Infrastructure & Economic Development Bank, Revenue Bonds	5.000%		05/15/47	120	136,057
California Infrastructure & Economic Development Bank, Revenue Bonds	5.000%		05/15/52	120	135,426
California Pollution Control Financing Authority, Revenue Bonds, 144A	5.000%		11/21/45	260	267,855
City of Long Beach CA Harbor Revenue	5.000%		05/15/47	370	420,705
City of Riverside CA Electric Revenue, Revenue Bonds, BABs	7.605%		10/01/40	300	427,890
Contra Costa Community College District, General Obligation Unlimited, BABs	6.504%		08/01/34	165	204,681
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%		08/01/42	1,330	1,831,437
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds	5.000%		07/01/42	500	571,450
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.574%		07/01/45	220	302,537
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.603%		07/01/50	285	399,510
Los Angeles Unified School District, General Obligation Unlimited, BABs	5.750%		07/01/34	1,150	1,360,266
Orange County Local Transportation Authority, Revenue Bonds, BABs	6.908%		02/15/41	730	960,571
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds	5.000%		05/15/47	260	287,708
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, BABs	6.583%		05/15/49	740	970,103
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds, 3 Month LIBOR + 0.670%	2.085%	(c)	12/01/35	310	302,820
San Diego County Regional Airport Authority, Revenue Bonds	5.000%		07/01/47	270	302,003
San Diego Public Facilities Financing Authority Sewer Revenue, Revenue Bonds	5.000%		05/15/39	275	313,613
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds	5.000%		05/01/46	560	611,593

A348

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	5.000%	05/01/47	360	$396,072
San Jose Redevelopment Agency Successor Agency, Series A-T, Taxable, Refunding	2.958%	08/01/24	695	677,576
State of California, General Obligation Unlimited	2.250%	10/01/23	1,230	1,174,589
State of California, General Obligation Unlimited	4.600%	04/01/38	2,115	2,194,101
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	495	691,124
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	330	463,449
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,515	2,094,836
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	305	445,172
University of California, Revenue Bonds	3.063%	07/01/25	390	378,495
University of California, Revenue Bonds	4.601%	05/15/31	385	408,223
University of California, Revenue Bonds	4.767%	05/15/2115	152	150,114

				23,303,544

Colorado — 0.1%
Adams & Weld Counties School District No. 27J Brighton, General Obligation Unlimited	5.000%	12/01/42	280	315,713
City & County of Denver Co., Revenue Bonds	5.000%	08/01/44	480	533,434
City & County of Denver Co., Revenue Bonds	5.000%	08/01/48	350	387,947
City of Aurora Co. Water Revenue, Revenue Bonds	5.000%	08/01/41	580	647,953
City of Aurora Co. Water Revenue, Revenue Bonds	5.000%	08/01/46	670	748,497
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds	5.000%	11/15/42	150	169,557
Colorado Health Facilities Authority, Revenue Bonds	5.250%	02/01/31	190	198,672
Weld County School District No. RE-4, General Obligation Unlimited	5.250%	12/01/41	330	377,233

				3,379,006

Connecticut — 0.0%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds	5.000%	07/01/45	560	604,128
Connecticut State Health & Educational Facilities Authority, Revenue Bonds	5.000%	07/01/45	380	401,793
State of Connecticut, General Obligation Unlimited	3.310%	01/15/26	845	813,456

				1,819,377

District of Columbia — 0.0%
District of Columbia, General Obligation Unlimited	5.000%	06/01/42	275	310,409
District of Columbia Water & Sewer Authority, Revenue Bonds	5.000%	10/01/49	230	260,454
Metropolitan Washington Airports Authority, Revenue Bonds	5.000%	10/01/32	520	582,858
Metropolitan Washington Airports Authority, Revenue Bonds	5.000%	10/01/43	450	500,108

A349

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia (cont’d.)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, BABs	7.462%	10/01/46	285	$406,097

				2,059,926

Florida — 0.1%
County of Miami-Dade, General Obligation Unlimited	5.000%	07/01/35	210	236,206
County of Miami-Dade Aviation Revenue, Revenue Bonds	2.504%	10/01/24	600	564,750
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.354%	10/01/29	115	108,727
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.454%	10/01/30	205	193,153
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.504%	10/01/31	195	183,489
County of Miami-Dade Aviation Revenue, Revenue Bonds	5.000%	10/01/38	435	472,375
County of Miami-Dade Aviation Revenue, Revenue Bonds	5.000%	10/01/40	280	307,642
County of Miami-Dade FL Aviation Revenue, Revenue Bonds	4.062%	10/01/31	280	274,943
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.000%	04/01/48	300	329,730
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.000%	04/01/53	610	665,870
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.073%	04/01/50	320	349,414
State Board of Administration Finance Corp., Revenue Bonds	2.638%	07/01/21	860	851,434
Sumter Landing Community Development District, Revenue Bonds	4.172%	10/01/47	240	237,305

				4,775,038

Georgia — 0.1%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/40	150	165,998
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/41	420	475,969
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/47	280	315,675
City of Cartersville GA, Revenue Bonds	5.000%	06/01/48	290	327,425
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds	5.000%	07/01/41	290	320,882
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds	5.000%	07/01/42	290	320,697
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds	5.000%	07/01/45	230	256,692
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	430,547

				2,613,885

Illinois — 0.1%
State of Illinois, General Obligation Unlimited	5.000%	05/01/20	230	237,224
State of Illinois, General Obligation Unlimited	5.000%	11/01/22	280	293,877
State of Illinois, General Obligation Unlimited	5.000%	11/01/24	720	760,090
State of Illinois, General Obligation Unlimited	5.000%	12/01/24	140	147,809

A350

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
State of Illinois, General Obligation Unlimited	5.000%	11/01/25	1,950	$2,058,069
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	2,055	1,972,286

				5,469,355

Indiana — 0.0%
Indiana Housing & Community Development Authority, Revenue Bonds	3.800%	07/01/38	150	149,580

Louisiana — 0.0%
New Orleans Aviation Board, Revenue Bonds	5.000%	01/01/40	310	332,993

Maryland — 0.0%
County of Anne Arundel MD, General Obligation Ltd.	5.000%	10/01/47	280	317,492
Maryland Stadium Authority, Revenue Bonds	5.000%	05/01/41	260	288,137

				605,629

Massachusetts — 0.2%
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	11/01/42	370	417,760
Commonwealth of Massachusetts Transportation Fund Revenue, Revenue Bonds	5.000%	06/01/48	590	668,736
Massachusetts Bay Transportation Authority	5.000%	07/01/43	180	202,203
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/39	190	214,204
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/40	200	225,156
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/41	210	236,244
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/42	220	247,315
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/43	380	410,719
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	09/01/45	160	176,946
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/47	290	315,787
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/48	710	764,422
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/53	410	439,721
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	250	269,693
Massachusetts Housing Finance Agency, Revenue Bonds	4.500%	12/01/39	155	159,013
Massachusetts Housing Finance Agency, Revenue Bonds	4.500%	12/01/48	190	194,613
Massachusetts Housing Finance Agency, Revenue Bonds	4.600%	12/01/44	160	164,205
Massachusetts Port Authority, Revenue Bonds	5.000%	07/01/43	260	284,222
Massachusetts School Building Authority, Revenue Bonds	5.250%	02/15/48	435	498,714
Massachusetts Water Resources Authority, Revenue Bonds	5.000%	08/01/40	150	168,344

				6,058,017

A351

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds	5.250%	07/01/33	300	$345,219
Michigan Finance Authority, Revenue Bonds	5.000%	11/15/41	190	207,457
Royal Oak Hospital Finance Authority, Revenue Bonds	5.000%	09/01/39	260	280,537

				833,213

Minnesota — 0.0%
State of Minnesota, General Obligation Unlimited	5.000%	08/01/31	220	261,543
State of Minnesota, General Obligation Unlimited	5.000%	08/01/32	280	331,548
State of Minnesota, General Obligation Unlimited	5.000%	08/01/34	280	328,401
State of Minnesota, General Obligation Unlimited	5.000%	08/01/35	290	338,514

				1,260,006

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds	5.000%	09/01/46	360	378,961

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.086%	09/15/51	850	704,718
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.651%	01/15/46	185	173,765
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	870	802,906
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/29	210	237,038
Metropolitan St Louis Sewer District, Revenue Bonds	5.000%	05/01/42	410	464,653
Metropolitan St Louis Sewer District, Revenue Bonds	5.000%	05/01/47	370	417,249

				2,800,329

Nebraska — 0.0%
Omaha Public Power District, Revenue Bonds	5.000%	02/01/42	340	385,948
Public Power Generation Agency, Revenue Bonds	5.000%	01/01/35	210	232,705

				618,653

Nevada — 0.0%
Clark County School District, General Obligation Ltd.	5.000%	06/15/30	300	343,377
Clark County School District, General Obligation Ltd.	5.000%	06/15/31	320	364,554
Clark County School District, General Obligation Ltd.	5.000%	06/15/33	360	407,250
Clark County School District, General Obligation Ltd.	5.000%	06/15/34	340	383,126
County of Clark NV, General Obligation Ltd.	5.000%	05/01/48	230	258,874
Las Vegas Valley Water District, General Obligation Ltd.	5.000%	06/01/46	170	188,571

				1,945,752

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.000%	06/15/29	230	254,086

A352

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	$758,319

				1,012,405

New York — 0.6%
City of New York NY, General Obligation Unlimited	5.000%	04/01/40	420	474,155
City of New York NY, General Obligation Unlimited	5.000%	04/01/45	20	22,492
Dutchess County Local Development Corp., Revenue Bonds	5.000%	07/01/46	600	649,146
Metropolitan Transportation Authority, Revenue Bonds	5.000%	11/15/42	380	425,988
Metropolitan Transportation Authority, Revenue Bonds	5.250%	11/15/57	470	527,011
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687%	11/15/40	305	399,263
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	430	566,964
New York City Municipal Water Finance Authority, Revenue Bonds	5.882%	06/15/44	450	570,852
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.050%	05/01/27	975	923,666
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.550%	05/01/25	830	823,119
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	08/01/31	120	137,173
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	02/01/35	230	257,329
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	05/01/36	220	246,149
New York City Water & Sewer System, Revenue Bonds	5.000%	06/15/39	610	691,136
New York City Water & Sewer System, Revenue Bonds	5.000%	06/15/40	430	487,194
New York City Water & Sewer System, Revenue Bonds	5.000%	06/15/47	790	882,177
New York City Water & Sewer System, Revenue Bonds, BABs	5.440%	06/15/43	285	342,482
New York City Water & Sewer System, Revenue Bonds, BABs	5.750%	06/15/41	345	427,734
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/40	210	231,080
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/46	540	598,811
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/31	200	228,448
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/32	345	390,550
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/36	370	419,229
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/37	220	248,547
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/38	200	225,952
New York State Dormitory Authority, Revenue Bonds	5.000%	10/01/38	610	704,721

A353

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/39	200	$224,970
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/39	460	522,252
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/40	240	269,376
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/41	370	414,988
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/41	300	339,819
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/42	500	560,385
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/42	300	339,558
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/43	330	369,587
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/43	300	339,300
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/43	290	324,513
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	505,014
New York State Urban Development Corp., Revenue Bonds	2.860%	03/15/24	1,175	1,143,028
New York State Urban Development Corp., Revenue Bonds	3.120%	03/15/25	575	559,274
New York State Urban Development Corp., Revenue Bonds	3.320%	03/15/29	750	721,215
New York Transportation Development Corp., Revenue Bonds	5.000%	07/01/46	190	200,157
New York Transportation Development Corp., Revenue Bonds	5.250%	01/01/50	1,480	1,574,838
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	860	891,192
Port Authority of New York & New Jersey, Revenue Bonds	4.810%	10/15/65	430	469,324
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	695	775,995
Port Authority of New York & New Jersey, Revenue Bonds	5.000%	11/15/47	170	187,105
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	455	548,252
TSASC, Inc., Revenue Bonds	5.000%	06/01/41	340	363,130

				23,544,640

North Carolina — 0.0%
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	528,970

Ohio — 0.2%
American Municipal Power, Inc., Revenue Bonds, BABs	6.449%	02/15/44	205	259,674
American Municipal Power, Inc., Revenue Bonds	7.834%	02/15/41	240	343,382
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds	5.875%	06/01/47	1,250	1,249,988
County of Franklin OH Sales Tax Revenue, Revenue Bonds	5.000%	06/01/43	260	297,466

A354

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)
County of Franklin OH Sales Tax Revenue, Revenue Bonds	5.000%	06/01/48	510	$581,222
JobsOhio Beverage System, Revenue Bonds	3.985%	01/01/29	475	477,176
Ohio Turnpike & Infrastructure Commission, Revenue Bonds	5.000%	02/15/48	310	335,730
State of Ohio, General Obligation Ltd.	5.000%	05/01/30	270	307,379
State of Ohio, General Obligation Ltd.	5.000%	05/01/34	240	269,837
State of Ohio, General Obligation Ltd.	5.000%	05/01/35	240	269,074
State of Ohio, General Obligation Ltd.	5.000%	05/01/36	580	648,423
State of Ohio, General Obligation Ltd.	5.000%	05/01/37	440	490,239
State of Ohio, General Obligation Unlimited	5.000%	03/15/32	540	603,736

				6,133,326

Oregon — 0.1%
Oregon School Boards Assoc., General Obligation Ltd.	4.759%	06/30/28	1,005	1,061,139
Oregon School Boards Assoc., General Obligation Ltd.	5.490%	06/30/23	825	902,773
University of Oregon, Revenue Bonds	5.000%	04/01/46	220	243,736

				2,207,648

Pennsylvania — 0.1%
Berks County Industrial Development Authority, Revenue Bonds	5.000%	11/01/47	290	313,267
Berks County Industrial Development Authority, Revenue Bonds	5.000%	11/01/50	270	290,593
Commonwealth Financing Authority, Revenue Bonds	3.864%	06/01/38	425	409,415
Commonwealth Financing Authority, Revenue Bonds	4.144%	06/01/38	430	422,157
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	210	224,286
Pennsylvania State University, Revenue Bonds	5.000%	09/01/43	200	228,000
Pennsylvania State University, Revenue Bonds	5.000%	09/01/48	230	260,951
Pennsylvania Turnpike Commission, Revenue Bonds	5.000%	12/01/48	450	494,357

				2,643,026

Puerto Rico — 0.0%
Commonwealth of Puerto Rico (Puerto Rico), General Obligation Unlimited(d)	8.000%	07/01/35	2,975	1,721,781

South Carolina — 0.1%
City of Columbia SC Waterworks & Sewer System Revenue, Revenue Bonds	5.000%	02/01/42	220	250,573
City of Columbia SC Waterworks & Sewer System Revenue, Revenue Bonds	5.000%	02/01/48	240	272,114
Lexington County Health Services District, Inc., Revenue Bonds	5.000%	11/01/41	180	192,029
South Carolina Public Service Authority, Revenue Bonds	2.388%	12/01/23	636	591,124
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/49	400	418,216
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/50	400	420,072

A355

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

South Carolina (cont’d.)
Spartanburg County School District No 7, General Obligation Unlimited	5.000%	03/01/48	100	$113,742

				2,257,870

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds	5.000%	07/01/46	400	433,044
Tennessee Housing Development Agency, Revenue Bonds	3.750%	07/01/38	160	156,493
Tennessee Housing Development Agency, Revenue Bonds	3.850%	07/01/43	70	68,464
Tennessee Housing Development Agency, Revenue Bonds	3.950%	01/01/49	60	58,343

				716,344

Texas — 0.4%
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/45	200	217,004
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/46	200	217,578
City of Austin TX Water & Wastewater System Revenue, Revenue Bonds	5.000%	11/15/43	280	308,297
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.808%	02/01/41	565	701,289
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds	5.000%	02/01/48	135	145,484
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/41	400	446,296
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/46	540	600,669
Denton Independent School District, General Obligation Unlimited	5.000%	08/15/43	450	505,080
Grand Parkway Transportation Corp., Revenue Bonds	5.000%	10/01/43	830	933,435
Mesquite Independent School District, General Obligation Unlimited	5.000%	08/15/42	340	379,260
Permanent University Fund - University of Texas System, Revenue Bonds	3.376%	07/01/47	715	652,252
San Antonio Water System, Revenue Bonds	5.000%	05/15/39	740	818,869
State of Texas, General Obligation Unlimited	5.000%	04/01/40	220	246,367
State of Texas, General Obligation Unlimited	5.000%	04/01/43	350	390,712
Texas A&M University, Revenue Bonds	2.756%	05/15/26	1,055	1,000,161
Texas A&M University, Revenue Bonds	2.836%	05/15/27	470	443,774
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	6.250%	12/15/26	170	195,434
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.000%	12/31/55	140	148,362
Texas State Water Development Board, Series B, Revenue Bonds	5.000%	10/15/38	480	550,848
Texas Water Development Board, Revenue Bonds	5.000%	10/15/43	430	488,631
Texas Water Development Board, Revenue Bonds	5.000%	04/15/49	3,090	3,517,780
University of Houston, Revenue Bonds	5.000%	02/15/33	220	247,652
University of Houston, Revenue Bonds	5.000%	02/15/34	200	224,436
University of Houston, Revenue Bonds	5.000%	02/15/35	460	514,597

A356

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
University of Houston, Revenue Bonds	5.000%	02/15/36	600	$669,132

				14,563,399

Utah — 0.0%
Salt Lake City Corp. Airport Revenue, Revenue Bonds	5.000%	07/01/47	625	683,744
Salt Lake City Corp. Airport Revenue, Revenue Bonds	5.000%	07/01/47	250	278,433

				962,177

Virginia — 0.0%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/41	210	234,219
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/51	175	189,214
Tobacco Settlement Financing Corp., Revenue Bonds	6.706%	06/01/46	160	158,608
Virginia Small Business Financing Authority, Revenue Bonds	5.000%	12/31/52	400	426,208

				1,008,249

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds	5.000%	11/01/50	290	320,511
Grant County Public Utility District No. 2, Revenue Bonds	4.584%	01/01/40	160	162,846
Port of Seattle WA, Revenue Bonds	5.000%	05/01/43	150	164,451
State of Washington, General Obligation Unlimited	5.000%	07/01/30	840	944,698
State of Washington, General Obligation Unlimited	5.000%	08/01/30	240	276,341
State of Washington, General Obligation Unlimited	5.000%	08/01/40	540	597,796
State of Washington, General Obligation Unlimited	5.000%	08/01/40	220	247,898
State of Washington, General Obligation Unlimited	5.000%	02/01/41	360	403,128
State of Washington, General Obligation Unlimited	5.000%	08/01/41	240	270,240
State of Washington, General Obligation Unlimited	5.000%	08/01/42	250	281,295
Washington State Convention Center Public Facilities District, Revenue Bonds	5.000%	07/01/58	1,120	1,232,392

				4,901,596

West Virginia — 0.1%
State of West Virginia, General Obligation Unlimited	5.000%	06/01/40	390	442,732
State of West Virginia, General Obligation Unlimited	5.000%	12/01/40	410	465,436
State of West Virginia, General Obligation Unlimited	5.000%	12/01/41	390	442,389
Tobacco Settlement Finance Authority, Revenue Bonds	7.467%	06/01/47	705	704,415
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/19	220	224,310

A357

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

West Virginia (cont’d.)
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/20	240	$250,430
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/21	240	255,809
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/22	260	282,519
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/23	215	237,420
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/24	230	257,218

					3,562,678

Wisconsin — 0.1%
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/32	200	225,758
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/33	180	202,608
State of Wisconsin, General Obligation Unlimited	5.000%		11/01/33	250	288,390
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/34	230	258,594
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/36	290	325,131
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/38	290	324,762
State of Wisconsin, Revenue Bonds	3.154%		05/01/27	710	681,011
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%		12/15/44	180	190,602

					2,496,856

TOTAL MUNICIPAL BONDS (cost $131,204,741)					128,742,177

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.1%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	4.065%	(cc)	09/25/35	1,283	1,207,326
Alternative Loan Trust, Series 2006-11CB, Class 3A1	6.500%		05/25/36	384	303,793
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	2,410	1,705,101
Alternative Loan Trust, Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.230%	2.446%	(c)	11/25/36	331	260,045
Alternative Loan Trust, Series 2007-3T1, Class 1A1	6.000%		04/25/37	90	66,804
Alternative Loan Trust, Series 2007-OA2, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.840%	2.685%	(c)	03/25/47	1,850	1,553,698
Alternative Loan Trust, Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180%	2.396%	(c)	05/25/47	2,640	2,578,140
American Home Mortgage Assets Trust, Series 2006-5, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.920%	2.765%	(c)	11/25/46	158	89,507
American Home Mortgage Assets Trust, Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%	2.545%	(c)	02/25/47	218	145,505
APS Resecuritization Trust, Series 2016-3, Class 3A, 1 Month LIBOR + 2.850%, 144A	5.066%	(c)	09/27/46	1,741	1,804,603
APS Resecuritization Trust, Series 2016-3, Class 4A, 1 Month LIBOR + 2.600%, 144A	4.816%	(c)	04/27/47	449	457,809
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	4.938%	(cc)	03/26/37	796	800,272

A358

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	4.272%	(cc)	07/25/34	606	$595,750
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1	4.106%	(cc)	01/26/36	2,117	1,853,943
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1	6.000%		12/25/37	5,651	4,325,089
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	3,341	3,268,581
COLT LLC, Series 2015-1, Class A1V, 1 Month LIBOR + 3.000%, 144A	5.216%	(c)	12/26/45	7	7,057
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350%	3.566%	(c)	11/25/35	278	103,151
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	2,408	2,105,262
CSMC Trust, Series 2014-9R, Class 9A1, 1 Month LIBOR + 0.120%, 144A	2.185%	(c)	08/27/36	423	400,679
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 1 Month LIBOR + 0.190%	2.406%	(c)	08/25/47	4,302	4,073,149
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A2A, 1 Month LIBOR + 0.170%	2.386%	(c)	08/25/47	346	235,524
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3	6.510%	(cc)	07/25/36	156	138,872
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%	6.466%	(c)	01/25/29	1,099	1,239,407
Fannie Mae Connecticut Avenue Securities, Series 2016-C06, Class 1M2, 1 Month LIBOR + 4.250%	6.466%	(c)	04/25/29	996	1,137,512
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750%	7.966%	(c)	07/25/29	394	477,932
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550%	5.766%	(c)	07/25/29	741	808,587
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%	5.216%	(c)	10/25/29	143	153,494
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1B1, 1 Month LIBOR + 3.600%	5.816%	(c)	01/25/30	770	814,255
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%	4.416%	(c)	01/25/30	459	473,094
Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1B1, 1 Month LIBOR + 4.000%	6.216%	(c)	05/25/30	660	706,388
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.410%	(cc)	12/25/42	283	292,915
Fannie Mae REMICS, Series 2004-92, Class F, 1 Month LIBOR + 0.300%	2.516%	(c)	08/25/34	401	401,717
Fannie Mae REMICS, Series 2005-59, Class DQ, 1 Month LIBOR x (2.5) + 17.000%	11.460%	(c)	05/25/35	619	655,700
Fannie Mae REMICS, Series 2008-15, Class AS, 1 Month LIBOR x (5) + 33.000%	21.921%	(c)	08/25/36	625	914,445
Fannie Mae REMICS, Series 2010-95, Class FB, 1 Month LIBOR + 0.400%	2.616%	(c)	09/25/40	1,280	1,281,730

A359

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2012-112, Class DA	3.000%		10/25/42	6,270	$6,033,590
Fannie Mae REMICS, Series 2012-128, Class MP	2.500%		11/25/42	1,715	1,523,196
Fannie Mae REMICS, Series 2012-3, Class FP, 1 Month LIBOR + 0.400%	2.616%	(c)	03/25/39	301	301,750
Fannie Mae REMICS, Series 2013-10, Class BV	3.000%		11/25/31	781	755,532
Fannie Mae REMICS, Series 2015-22, Class DY	3.000%		04/25/45	1,402	1,312,909
Fannie Mae REMICS, Series 2015-66, Class CL	3.500%		07/25/41	944	865,726
Fannie Mae REMICS, Series 2016-26, Class KL, 1 Month LIBOR x (4.5) + 18.000%	4.500%	(c)	11/25/42	1,739	1,556,691
Fannie Mae REMICS, Series 2016-32, Class GT, 1 Month LIBOR x (4.5) + 18.000%	4.500%	(c)	01/25/43	1,599	1,392,514
Fannie Mae REMICS, Series 2017-82, Class FG, 1 Month LIBOR + 0.250%	2.466%	(c)	11/25/32	843	844,196
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	555	583,546
Fannie Mae REMICS, Series 2006-118, Class A1, 1 Month LIBOR + 0.060%	2.276%	(c)	12/25/36	349	346,980
Fannie Mae REMICS, Series 2007-73, Class A1, 1 Month LIBOR + 0.060%	2.276%	(c)	07/25/37	763	750,084
Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 144A	3.729%	(cc)	03/25/47	2,132	2,076,635
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	3.245%	(c)	07/25/44	541	544,433
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	3.045%	(c)	10/25/44	508	506,138
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	2.105%	(c)	12/25/36	622	621,086
Freddie Mac REMICS, Series 3708, Class PL	4.500%		08/15/40	1,454	1,488,209
Freddie Mac REMICS, Series 3785, Class LS, 1 Month LIBOR x (2) + 9.900%	5.583%	(c)	01/15/41	1,626	1,577,281
Freddie Mac REMICS, Series 3786, Class PK	3.000%		12/15/37	284	284,215
Freddie Mac REMICS, Series 4059, Class DY	3.500%		06/15/42	5,075	4,909,783
Freddie Mac REMICS, Series 4068, Class ME	4.000%		06/15/42	500	495,336
Freddie Mac REMICS, Series 4238, Class FD, 1 Month LIBOR + 0.300%	2.458%	(c)	02/15/42	2,166	2,162,712
Freddie Mac REMICS, Series 4480, Class NB	3.500%		06/15/45	1,000	933,155
Freddie Mac REMICS, Series 4493, Class SM, 1 Month LIBOR x (1.5) + 6.000%	2.762%	(c)	07/15/45	1,425	1,177,117
Freddie Mac REMICS, Series 4621, Class KB	2.500%		10/15/46	1,441	1,193,500
Freddie Mac Strips, Series 353, Class 300	3.000%		12/15/46	9,688	9,305,429
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class B, 1 Month LIBOR + 11.500%	13.716%	(c)	01/25/25	240	342,654
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950%	10.166%	(c)	05/25/25	244	297,872
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%	6.016%	(c)	03/25/29	800	900,678
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%	5.466%	(c)	07/25/29	770	842,732

A360

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, 1 Month LIBOR + 5.150%	7.366%	(c)	10/25/29	530	$621,723
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 1 Month LIBOR + 3.450%	5.666%	(c)	10/25/29	747	822,969
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, 1 Month LIBOR + 4.450%	6.666%	(c)	03/25/30	750	843,368
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 1 Month LIBOR + 2.500%	4.716%	(c)	03/25/30	1,530	1,600,973
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450%	4.666%	(c)	12/25/42	250	257,367
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, 1 Month LIBOR + 3.150%	5.366%	(c)	07/25/30	780	762,925
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1 Month LIBOR + 1.800%	4.016%	(c)	07/25/30	510	506,772
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M2, 144A	3.820%	(cc)	05/25/48	320	297,587
Government National Mortgage Assoc., Series 2004-2, Class FH, 1 Month LIBOR + 0.300%	2.458%	(c)	01/16/34	1,665	1,666,715
Government National Mortgage Assoc., Series 2012-H08, Class FA, 1 Month LIBOR + 0.600%	2.680%	(c)	01/20/62	8,209	8,250,534
Government National Mortgage Assoc., Series 2012-H10, Class FA, 1 Month LIBOR + 0.550%	2.630%	(c)	12/20/61	948	951,062
Government National Mortgage Assoc., Series 2012-H20, Class BA, 1 Month LIBOR + 0.560%	2.640%	(c)	09/20/62	5,885	5,905,920
Government National Mortgage Assoc., Series 2012-H29, Class FA, 1 Month LIBOR + 0.515%	2.595%	(c)	10/20/62	1,154	1,156,843
Government National Mortgage Assoc., Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%	2.420%	(c)	12/20/62	1,362	1,360,486
Government National Mortgage Assoc., Series 2013-H18, Class EA, 1 Month LIBOR + 0.500%	2.580%	(c)	07/20/63	2,391	2,396,653
Government National Mortgage Assoc., Series 2013-H18, Class FA, 1 Month LIBOR + 0.500%	2.580%	(c)	06/20/63	4,011	4,020,848
Government National Mortgage Assoc., Series 2014-H11, Class VA, 1 Month LIBOR + 0.500%	2.580%	(c)	06/20/64	2,699	2,711,835
Government National Mortgage Assoc., Series 2014-H17, Class FC, 1 Month LIBOR + 0.500%	2.580%	(c)	07/20/64	920	924,744
Government National Mortgage Assoc., Series 2015-H05, Class FA, 1 Month LIBOR + 0.300%	2.380%	(c)	04/20/61	232	231,595
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	4,579	4,356,951

A361

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2015-H11, Class FA, 1 Month LIBOR + 0.250%	2.330%	(c)	04/20/65	295	$294,994
Government National Mortgage Assoc., Series 2016-H01, Class AI, IO	1.067%	(cc)	01/20/66	7,828	703,406
Government National Mortgage Assoc., Series 2016-H01, Class HZ	4.512%	(cc)	10/20/65	1,128	1,160,856
Government National Mortgage Assoc., Series 2016-H19, Class FC, 1 Month LIBOR + 0.400%	2.480%	(c)	08/20/66	985	984,356
Government National Mortgage Assoc., Series 2016-H19, Class FE, 1 Month LIBOR + 0.370%	2.450%	(c)	06/20/61	184	184,225
Government National Mortgage Assoc., Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400%	2.480%	(c)	09/20/63	1,296	1,295,769
Government National Mortgage Assoc., Series 2017-H14, Class FK, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.200%	2.620%	(c)	05/20/67	1,745	1,739,370
Government National Mortgage Assoc., Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200%	2.280%	(c)	10/20/64	635	633,539
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	4.769%	(cc)	10/25/33	522	521,233
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 1 Month LIBOR + 0.350%, 144A	2.566%	(c)	01/25/35	412	385,682
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1 Month LIBOR + 0.350%, 144A	2.566%	(c)	03/25/35	496	463,961
GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 1 Month LIBOR + 0.350%, 144A	2.566%	(c)	01/25/36	381	338,259
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1	3.725%	(cc)	09/25/37	528	373,404
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	2,319	1,906,215
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 144A	3.000%	(cc)	05/25/47	465	454,345
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2018-1, Class A, 1 Month LIBOR + 1.550%, 144A	3.806%	(c)	02/01/23	1,478	1,482,438
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A	4.148%	(cc)	05/25/33	1,045	1,045,205
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1 Month LIBOR + 0.340%, 144A	2.444%	(c)	04/16/36	2,350	2,005,538
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 144A	2.585%	(cc)	11/26/35	361	354,833
OBX Trust, Series 2018-EXP1, Class 1A3, 144A	4.000%	(cc)	04/25/48	2,266	2,258,658
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 1 Month LIBOR + 0.400%, 144A	2.616%	(c)	09/25/35	50	46,449
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	9,228	5,605,712
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, PO, 144A	— %	(p)	07/25/56	328	53,956
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, IO, 144A	1.223%	(cc)	07/25/56	997	114,886

A362

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 144A	4.750%	(cc)	07/25/56		220	$211,947
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 144A	4.000%	(cc)	08/25/47		853	852,023
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 144A	4.000%	(cc)	12/25/47		915	919,755
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 144A	4.000%	(cc)	02/25/48		1,766	1,769,854
Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 144A	4.000%	(cc)	08/25/48		4,376	4,377,649
STACR Trust, Series 2018-HRP1, Class M2, 1 Month LIBOR + 1.650%, 144A	3.866%	(c)	04/25/43		734	742,753
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	3.912%	(cc)	01/25/35		1,301	1,290,877
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A	3.777%	(cc)	04/25/36		234	196,903
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	4.433%	(cc)	10/25/46		2,766	2,763,576
WaMu Mortgage Pass-Through Certificates Trust, Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	3.045%	(c)	11/25/42		135	129,906
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A1	6.500%	(cc)	05/25/36		464	405,277
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	3.761%	(cc)	12/25/34		554	565,146

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $165,571,517)						161,643,340

SOVEREIGN BONDS — 4.4%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.500%		10/11/22		5,965	5,738,926
Argentina Bonar Bonds (Argentina), Bonds	8.750%		05/07/24		708	697,633
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	8.000%		10/08/20		718	739,438
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	3.375%		10/12/20	CHF	85	80,827
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	4.625%		01/11/23		357	301,665
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.625%		01/26/22		1,037	933,300
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.875%		01/11/28		1,540	1,218,910
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		04/22/21		876	836,580
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		01/11/48		1,056	813,120
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		06/28/17		647	503,042
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%		04/22/26		4,765	4,247,997
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.625%		04/22/46		4,595	3,726,591
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.625%		01/13/28		1,541	1,410,801

A363

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	3.875%	04/25/27		6,857	$6,651,290
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21		1,067	1,086,206
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	5.950%	01/25/27		1,545	1,573,583
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	7.875%	01/23/28		945	850,217
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	5.750%	04/29/20		658	666,778
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN	6.125%	01/31/22		335	335,127
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	4.750%	04/16/26	EUR	284	315,757
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		2,080	2,227,347
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes(a)	4.100%	04/24/28		3,090	3,000,337
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.700%	01/08/22		1,970	1,957,804
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.500%	05/15/38	IDR	17,251,000	1,040,744
Japanese Government CPI Linked Bond (Japan), Sr. Unsec’d. Notes, TIPS	0.100%	03/10/28	JPY	533,700	4,915,578
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		9,965	9,765,700
Mexican Bonos (Mexico), Bonds	5.750%	03/05/26	MXN	453,700	21,383,104
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	584,300	30,269,700
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.750%	01/11/28		4,053	3,860,482
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.150%	03/28/27		14,045	13,820,280
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.875%	03/08/22		2,585	2,521,667
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		2,485	2,473,842
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125%	08/25/27		2,671	2,753,828
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,736,030
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.000%	02/01/28		5,417	5,045,220
Provincia de Rio Negro (Argentina), Sr. Unsec’d. Notes, 144A	7.750%	12/07/25		450	337,504
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.875%	04/23/23		2,945	2,965,615
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	4.250%	06/23/27		1,800	1,726,379
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%	10/26/26		7,675	7,210,662
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.500%	10/26/46		4,860	4,623,221
South Africa Government Bond (South Africa), Bonds	6.500%	02/28/41	ZAR	6,817	335,999
South Africa Government Bond (South Africa), Bonds	8.500%	01/31/37	ZAR	13,134	825,313
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/31/36	ZAR	47,382	2,386,552

A364

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.850%	09/27/27		1,075	$1,011,276
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500%	03/09/20		2,028	2,065,842
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%	05/30/22		496	515,523
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.125%	02/17/28		1,496	1,271,510
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		3,440	3,503,674
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	8.500%	03/15/28	UYU	128,765	3,371,302
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	9.875%	06/20/22	UYU	46,830	1,386,252

TOTAL SOVEREIGN BONDS (cost $194,375,454)					173,036,075

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.2%
Federal Home Loan Mortgage Corp.	2.500%	TBA		6,813	6,567,915
Federal Home Loan Mortgage Corp.	2.500%	02/01/30		302	292,765
Federal Home Loan Mortgage Corp.	2.500%	04/01/30		315	305,045
Federal Home Loan Mortgage Corp.	2.500%	05/01/30		566	547,974
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		144	139,818
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		130	126,058
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		46	44,678
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		34	32,905
Federal Home Loan Mortgage Corp.	2.500%	08/01/30		599	579,415
Federal Home Loan Mortgage Corp.	2.500%	08/01/30		465	449,778
Federal Home Loan Mortgage Corp.	2.500%	09/01/30		1,422	1,375,055
Federal Home Loan Mortgage Corp.	2.500%	09/01/30		448	432,628
Federal Home Loan Mortgage Corp.	2.500%	04/01/31		1,085	1,048,012
Federal Home Loan Mortgage Corp.	3.000%	TBA		36,123	34,561,603
Federal Home Loan Mortgage Corp.	3.000%	TBA		7,969	7,850,120
Federal Home Loan Mortgage Corp.	3.000%	09/01/27		347	342,569
Federal Home Loan Mortgage Corp.	3.000%	07/01/28		190	187,130
Federal Home Loan Mortgage Corp.	3.000%	01/01/30		248	245,708
Federal Home Loan Mortgage Corp.	3.000%	01/01/30		162	160,443
Federal Home Loan Mortgage Corp.	3.000%	02/01/30		1,408	1,394,368
Federal Home Loan Mortgage Corp.	3.000%	06/01/30		767	758,554
Federal Home Loan Mortgage Corp.	3.000%	07/01/30		683	675,493
Federal Home Loan Mortgage Corp.	3.000%	07/01/30		78	77,316
Federal Home Loan Mortgage Corp.	3.000%	08/01/30		142	140,394
Federal Home Loan Mortgage Corp.	3.000%	08/01/30		95	93,983
Federal Home Loan Mortgage Corp.	3.000%	12/01/42		1,584	1,530,267
Federal Home Loan Mortgage Corp.	3.000%	12/01/46		685	656,809
Federal Home Loan Mortgage Corp.	3.000%	12/01/46		643	616,640
Federal Home Loan Mortgage Corp.	3.000%	12/01/46		274	264,005
Federal Home Loan Mortgage Corp.	3.000%	12/01/46		163	156,953
Federal Home Loan Mortgage Corp.	3.000%	12/01/46		52	49,618
Federal Home Loan Mortgage Corp.	3.000%	01/01/47		2,699	2,586,218
Federal Home Loan Mortgage Corp.	3.500%	09/01/30		919	925,152
Federal Home Loan Mortgage Corp.	3.500%	02/01/31		148	149,021
Federal Home Loan Mortgage Corp.	3.500%	04/01/31		1,133	1,139,293
Federal Home Loan Mortgage Corp.	3.500%	04/01/31		73	73,318
Federal Home Loan Mortgage Corp.	3.500%	04/01/32		2,747	2,761,094
Federal Home Loan Mortgage Corp.	3.500%	10/01/41		757	751,340
Federal Home Loan Mortgage Corp.	3.500%	04/01/42		282	279,574
Federal Home Loan Mortgage Corp.	3.500%	05/01/42		33	32,551

A365

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	05/01/42	20	$20,076
Federal Home Loan Mortgage Corp.	3.500%	05/01/42	11	10,447
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	2,485	2,464,825
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	517	512,971
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	286	283,568
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	130	129,208
Federal Home Loan Mortgage Corp.	3.500%	10/01/42	76	74,833
Federal Home Loan Mortgage Corp.	3.500%	11/01/42	581	576,499
Federal Home Loan Mortgage Corp.	3.500%	02/01/43	2,663	2,641,512
Federal Home Loan Mortgage Corp.	3.500%	06/01/43	185	183,851
Federal Home Loan Mortgage Corp.	3.500%	08/01/43	233	230,830
Federal Home Loan Mortgage Corp.	3.500%	12/01/43	2,889	2,865,955
Federal Home Loan Mortgage Corp.	3.500%	01/01/44	8,420	8,352,457
Federal Home Loan Mortgage Corp.	3.500%	01/01/44	4,363	4,327,790
Federal Home Loan Mortgage Corp.	3.500%	04/01/44	1,240	1,229,540
Federal Home Loan Mortgage Corp.	3.500%	06/01/44	147	146,165
Federal Home Loan Mortgage Corp.	3.500%	09/01/44	21	20,909
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	304	300,690
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	10	9,857
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	4	3,549
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	24,901	24,722,060
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	56	55,022
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	40	39,489
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	420	414,314
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	131	129,535
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	15	14,735
Federal Home Loan Mortgage Corp.	3.500%	06/01/45	122	120,737
Federal Home Loan Mortgage Corp.	3.500%	07/01/45	3	3,358
Federal Home Loan Mortgage Corp.	3.500%	08/01/45	1,689	1,673,335
Federal Home Loan Mortgage Corp.	3.500%	09/01/45	92	91,179
Federal Home Loan Mortgage Corp.	3.500%	10/01/45	14	13,417
Federal Home Loan Mortgage Corp.	3.500%	11/01/45	361	357,138
Federal Home Loan Mortgage Corp.	3.500%	01/01/46	587	580,140
Federal Home Loan Mortgage Corp.	3.500%	02/01/46	42	41,413
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	1,451	1,431,836
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	427	421,563
Federal Home Loan Mortgage Corp.	3.500%	05/01/46	471	464,884
Federal Home Loan Mortgage Corp.	3.500%	07/01/46	4,640	4,597,940
Federal Home Loan Mortgage Corp.	3.500%	03/01/47	1,231	1,217,115
Federal Home Loan Mortgage Corp.	3.500%	06/01/47	171	168,436
Federal Home Loan Mortgage Corp.	3.500%	07/01/47	195	193,577
Federal Home Loan Mortgage Corp.	3.500%	10/01/47	752	744,549
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	428	421,073
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	228	224,556
Federal Home Loan Mortgage Corp.	3.500%	12/01/47	966	956,770
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	4,884	4,810,013
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	211	208,469
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	111	110,261
Federal Home Loan Mortgage Corp.	4.000%	TBA	20,679	20,881,681
Federal Home Loan Mortgage Corp.	4.000%	TBA	1,682	1,716,231
Federal Home Loan Mortgage Corp.	4.000%	08/01/40	157	159,920
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	1,052	1,071,971
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	317	322,773
Federal Home Loan Mortgage Corp.	4.000%	04/01/41	10	9,829
Federal Home Loan Mortgage Corp.	4.000%	12/01/42	162	164,558
Federal Home Loan Mortgage Corp.	4.000%	04/01/44	397	404,344
Federal Home Loan Mortgage Corp.	4.000%	07/01/44	179	182,339
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	83	84,384
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	36	36,348

A366

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	09/01/45	615	$623,526
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	919	932,115
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	150	151,976
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	127	128,473
Federal Home Loan Mortgage Corp.	4.000%	07/01/46	606	614,650
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	349	353,441
Federal Home Loan Mortgage Corp.	4.000%	09/01/46	48	48,825
Federal Home Loan Mortgage Corp.	4.000%	10/01/46	97	98,111
Federal Home Loan Mortgage Corp.	4.000%	01/01/47	5,726	5,816,542
Federal Home Loan Mortgage Corp.	4.000%	02/01/47	2,055	2,084,342
Federal Home Loan Mortgage Corp.	4.000%	04/01/47	1,182	1,194,895
Federal Home Loan Mortgage Corp.	4.000%	06/01/47	1,778	1,802,705
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	2,243	2,282,367
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	924	935,165
Federal Home Loan Mortgage Corp.	4.000%	01/01/48	1,023	1,035,730
Federal Home Loan Mortgage Corp.	4.000%	10/01/48	675	685,105
Federal Home Loan Mortgage Corp.	4.500%	TBA	5,049	5,210,923
Federal Home Loan Mortgage Corp.	4.500%	07/01/39	820	854,836
Federal Home Loan Mortgage Corp.	4.500%	08/01/39	480	500,462
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	125	130,111
Federal Home Loan Mortgage Corp.	4.500%	07/01/40	42	43,835
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	436	455,181
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	399	416,022
Federal Home Loan Mortgage Corp.	4.500%	05/01/42	711	741,818
Federal Home Loan Mortgage Corp.	4.500%	11/01/43	729	753,240
Federal Home Loan Mortgage Corp.	4.500%	12/01/43	1,000	1,037,720
Federal Home Loan Mortgage Corp.	4.500%	08/01/44	177	185,061
Federal Home Loan Mortgage Corp.	4.500%	10/01/44	248	257,740
Federal Home Loan Mortgage Corp.	4.500%	08/01/47	382	395,409
Federal Home Loan Mortgage Corp.	4.500%	10/01/47	409	422,357
Federal Home Loan Mortgage Corp.	4.500%	12/01/47	750	777,728
Federal Home Loan Mortgage Corp.	4.500%	12/01/47	306	316,427
Federal Home Loan Mortgage Corp.	4.500%	02/01/48	278	286,930
Federal Home Loan Mortgage Corp.	4.500%	08/01/48	4,105	4,282,639
Federal Home Loan Mortgage Corp.	5.000%	TBA	1,644	1,726,072
Federal Home Loan Mortgage Corp.	5.000%	11/01/41	2,649	2,813,895
Federal Home Loan Mortgage Corp.	5.500%	02/01/35	60	65,193
Federal Home Loan Mortgage Corp.	5.500%	06/01/36	18	18,950
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	24	26,236
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	12	12,555
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	29	31,570
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	12	13,327
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	10	10,695
Federal Home Loan Mortgage Corp.	5.500%	03/01/37	8	8,352
Federal Home Loan Mortgage Corp.	5.500%	04/01/37	14	15,187
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	12	13,181
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	2	2,034
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	1,921	2,069,400
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	2	1,986
Federal Home Loan Mortgage Corp.	5.500%	04/01/38	1,261	1,359,363
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	285	307,860
Federal Home Loan Mortgage Corp.	5.500%	06/01/38	362	390,210
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	500	539,342
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	492	530,926
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	276	297,571
Federal Home Loan Mortgage Corp.	5.500%	01/01/39	585	630,061
Federal Home Loan Mortgage Corp.	6.000%	01/01/27	192	208,663
Federal Home Loan Mortgage Corp.	6.000%	12/01/28	2	2,647
Federal Home Loan Mortgage Corp.	6.000%	01/01/32	1	1,161

A367

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.000%		11/01/32	2	$2,279
Federal Home Loan Mortgage Corp.	6.000%		03/01/33	8	9,222
Federal Home Loan Mortgage Corp.	6.000%		11/01/33	6	6,625
Federal Home Loan Mortgage Corp.	6.000%		02/01/34	222	245,248
Federal Home Loan Mortgage Corp.	6.000%		12/01/34	6	6,493
Federal Home Loan Mortgage Corp.	6.000%		01/01/36	33	36,131
Federal Home Loan Mortgage Corp.	6.000%		03/01/36	2	2,050
Federal Home Loan Mortgage Corp.	6.000%		04/01/36	33	36,500
Federal Home Loan Mortgage Corp.	6.000%		08/01/36	19	20,664
Federal Home Loan Mortgage Corp.	6.000%		11/01/36	19	21,151
Federal Home Loan Mortgage Corp.	6.000%		12/01/36	985	1,088,826
Federal Home Loan Mortgage Corp.	6.000%		03/01/37	1	853
Federal Home Loan Mortgage Corp.	6.000%		04/01/37	1	933
Federal Home Loan Mortgage Corp.	6.000%		05/01/37	12	13,368
Federal Home Loan Mortgage Corp.	6.000%		07/01/37	2	1,975
Federal Home Loan Mortgage Corp.	6.000%		08/01/37	28	31,085
Federal Home Loan Mortgage Corp.	6.000%		09/01/37	8	9,255
Federal Home Loan Mortgage Corp.	6.000%		09/01/37	2	2,274
Federal Home Loan Mortgage Corp.	6.000%		10/01/37	31	34,292
Federal Home Loan Mortgage Corp.	6.000%		10/01/37	14	15,702
Federal Home Loan Mortgage Corp.	6.000%		10/01/37	7	7,666
Federal Home Loan Mortgage Corp.	6.000%		10/01/37	1	1,097
Federal Home Loan Mortgage Corp.	6.000%		11/01/37	2,365	2,617,615
Federal Home Loan Mortgage Corp.	6.000%		11/01/37	338	372,424
Federal Home Loan Mortgage Corp.	6.000%		12/01/37	2	2,666
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	39	42,748
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	20	22,412
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	20	21,734
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	18	20,006
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	17	18,761
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	5	5,170
Federal Home Loan Mortgage Corp.	6.000%		04/01/38	43	47,523
Federal Home Loan Mortgage Corp.	6.000%		04/01/38	7	8,077
Federal Home Loan Mortgage Corp.	6.000%		06/01/38	1	1,071
Federal Home Loan Mortgage Corp.	6.000%		07/01/38	49	54,066
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	355	390,068
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	5	5,974
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	3	2,905
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	2	2,228
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	18	19,932
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	1	676
Federal Home Loan Mortgage Corp.	6.000%		10/01/38	10	11,086
Federal Home Loan Mortgage Corp.	6.000%		11/01/38	3	3,533
Federal Home Loan Mortgage Corp.	6.000%		01/01/39	991	1,094,074
Federal Home Loan Mortgage Corp.	6.000%		08/01/39	12	13,033
Federal Home Loan Mortgage Corp.	6.000%		09/01/39	1	1,379
Federal Home Loan Mortgage Corp.	6.000%		10/01/39	31	34,148
Federal Home Loan Mortgage Corp.	6.000%		03/01/40	24	26,440
Federal Home Loan Mortgage Corp.	6.000%		04/01/40	571	625,930
Federal Home Loan Mortgage Corp.	6.000%		05/01/40	2	2,244
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.801%	3.551%	(c)	11/01/35	71	74,777
Federal National Mortgage Assoc.	2.000%		10/01/31	149	139,395
Federal National Mortgage Assoc.	2.000%		11/01/31	901	844,977
Federal National Mortgage Assoc.	2.000%		11/01/31	679	636,840
Federal National Mortgage Assoc.	2.000%		11/01/31	242	227,462
Federal National Mortgage Assoc.	2.000%		11/01/31	45	42,006
Federal National Mortgage Assoc.	2.000%		12/01/31	196	184,102
Federal National Mortgage Assoc.	2.000%		03/01/32	1,162	1,090,321

A368

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	TBA	1,705	$1,644,659
Federal National Mortgage Assoc.	2.500%	09/01/27	64	61,879
Federal National Mortgage Assoc.	2.500%	09/01/27	46	44,712
Federal National Mortgage Assoc.	2.500%	02/01/28	18	17,573
Federal National Mortgage Assoc.	2.500%	04/01/28	36	34,772
Federal National Mortgage Assoc.	2.500%	08/01/28	90	87,836
Federal National Mortgage Assoc.	2.500%	02/01/30	36	34,886
Federal National Mortgage Assoc.	2.500%	02/01/30	12	11,430
Federal National Mortgage Assoc.	2.500%	02/01/30	10	9,213
Federal National Mortgage Assoc.	2.500%	03/01/30	90	87,289
Federal National Mortgage Assoc.	2.500%	04/01/30	175	169,420
Federal National Mortgage Assoc.	2.500%	05/01/30	353	342,322
Federal National Mortgage Assoc.	2.500%	07/01/30	258	250,461
Federal National Mortgage Assoc.	2.500%	07/01/30	158	153,558
Federal National Mortgage Assoc.	2.500%	07/01/30	46	44,902
Federal National Mortgage Assoc.	2.500%	08/01/30	688	667,225
Federal National Mortgage Assoc.	2.500%	08/01/30	358	347,398
Federal National Mortgage Assoc.	2.500%	08/01/30	280	271,040
Federal National Mortgage Assoc.	2.500%	08/01/30	109	106,324
Federal National Mortgage Assoc.	2.500%	09/01/30	407	394,781
Federal National Mortgage Assoc.	2.500%	09/01/30	327	317,297
Federal National Mortgage Assoc.	2.500%	11/01/30	409	396,922
Federal National Mortgage Assoc.	2.500%	11/01/30	401	389,101
Federal National Mortgage Assoc.	2.500%	11/01/30	393	381,035
Federal National Mortgage Assoc.	2.500%	11/01/30	372	360,505
Federal National Mortgage Assoc.	2.500%	11/01/30	27	26,413
Federal National Mortgage Assoc.	2.500%	03/01/31	65	63,392
Federal National Mortgage Assoc.	2.500%	06/01/31	517	499,551
Federal National Mortgage Assoc.	2.500%	07/01/31	257	248,020
Federal National Mortgage Assoc.	2.500%	08/01/31	45	43,673
Federal National Mortgage Assoc.	2.500%	10/01/31	1,038	1,002,216
Federal National Mortgage Assoc.	2.500%	10/01/31	901	870,279
Federal National Mortgage Assoc.	2.500%	10/01/31	617	595,688
Federal National Mortgage Assoc.	2.500%	10/01/31	417	402,959
Federal National Mortgage Assoc.	2.500%	11/01/31	826	797,179
Federal National Mortgage Assoc.	2.500%	11/01/31	601	580,058
Federal National Mortgage Assoc.	2.500%	11/01/31	334	322,936
Federal National Mortgage Assoc.	2.500%	11/01/31	167	161,558
Federal National Mortgage Assoc.	2.500%	11/01/31	83	79,783
Federal National Mortgage Assoc.	2.500%	11/01/31	39	38,102
Federal National Mortgage Assoc.	2.500%	11/01/31	33	31,721
Federal National Mortgage Assoc.	2.500%	02/01/32	66	63,466
Federal National Mortgage Assoc.	2.500%	03/01/32	560	540,572
Federal National Mortgage Assoc.	2.500%	03/01/32	524	505,775
Federal National Mortgage Assoc.	2.500%	03/01/32	209	201,441
Federal National Mortgage Assoc.	2.500%	08/01/32	1,596	1,540,954
Federal National Mortgage Assoc.	2.500%	02/01/33	2,963	2,871,964
Federal National Mortgage Assoc.	2.500%	08/01/46	4,482	4,151,113
Federal National Mortgage Assoc.	2.500%	08/01/46	231	213,953
Federal National Mortgage Assoc.	2.500%	08/01/46	109	101,184
Federal National Mortgage Assoc.	2.500%	10/01/46	3,729	3,453,710
Federal National Mortgage Assoc.	2.500%	12/01/46	1,081	1,001,501
Federal National Mortgage Assoc.	2.500%	01/01/57	2,129	1,956,116
Federal National Mortgage Assoc.	2.590%	09/01/28	1,620	1,500,156
Federal National Mortgage Assoc.	2.880%	12/01/27	560	530,873
Federal National Mortgage Assoc.	2.900%	12/01/27	1,505	1,426,773
Federal National Mortgage Assoc.	2.950%	11/01/27	1,170	1,115,641
Federal National Mortgage Assoc.	2.950%	06/01/31	3,000	2,755,776
Federal National Mortgage Assoc.	3.000%	TBA	17,562	16,786,202

A369

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	TBA	3,051	$3,013,151
Federal National Mortgage Assoc.	3.000%	TBA	1,845	1,763,529
Federal National Mortgage Assoc.	3.000%	04/01/28	113	112,310
Federal National Mortgage Assoc.	3.000%	05/01/28	143	142,028
Federal National Mortgage Assoc.	3.000%	10/01/28	178	176,363
Federal National Mortgage Assoc.	3.000%	10/01/28	20	19,703
Federal National Mortgage Assoc.	3.000%	11/01/28	20	20,196
Federal National Mortgage Assoc.	3.000%	10/01/29	328	325,385
Federal National Mortgage Assoc.	3.000%	03/01/30	532	527,653
Federal National Mortgage Assoc.	3.000%	04/01/30	6,132	6,077,889
Federal National Mortgage Assoc.	3.000%	04/01/30	453	449,123
Federal National Mortgage Assoc.	3.000%	05/01/30	404	400,856
Federal National Mortgage Assoc.	3.000%	05/01/30	257	254,461
Federal National Mortgage Assoc.	3.000%	07/01/30	352	348,664
Federal National Mortgage Assoc.	3.000%	07/01/30	116	115,072
Federal National Mortgage Assoc.	3.000%	07/01/30	65	64,213
Federal National Mortgage Assoc.	3.000%	08/01/30	2,179	2,159,476
Federal National Mortgage Assoc.	3.000%	08/01/30	1,238	1,227,044
Federal National Mortgage Assoc.	3.000%	08/01/30	663	657,235
Federal National Mortgage Assoc.	3.000%	08/01/30	597	592,009
Federal National Mortgage Assoc.	3.000%	08/01/30	523	518,028
Federal National Mortgage Assoc.	3.000%	08/01/30	463	458,583
Federal National Mortgage Assoc.	3.000%	08/01/30	97	95,797
Federal National Mortgage Assoc.	3.000%	08/01/30	89	88,160
Federal National Mortgage Assoc.	3.000%	08/01/30	47	46,761
Federal National Mortgage Assoc.	3.000%	09/01/30	347	344,057
Federal National Mortgage Assoc.	3.000%	09/01/30	191	189,168
Federal National Mortgage Assoc.	3.000%	09/01/30	55	54,097
Federal National Mortgage Assoc.	3.000%	09/01/31	311	307,720
Federal National Mortgage Assoc.	3.000%	02/01/32	359	355,070
Federal National Mortgage Assoc.	3.000%	10/01/36	67	65,397
Federal National Mortgage Assoc.	3.000%	11/01/36	485	472,448
Federal National Mortgage Assoc.	3.000%	11/01/36	198	193,392
Federal National Mortgage Assoc.	3.000%	12/01/36	577	562,783
Federal National Mortgage Assoc.	3.000%	12/01/36	458	446,282
Federal National Mortgage Assoc.	3.000%	10/01/42	1,547	1,494,793
Federal National Mortgage Assoc.	3.000%	12/01/42	1,337	1,291,165
Federal National Mortgage Assoc.	3.000%	01/01/43	1,731	1,671,843
Federal National Mortgage Assoc.	3.000%	02/01/43	260	251,448
Federal National Mortgage Assoc.	3.000%	03/01/43	268	258,725
Federal National Mortgage Assoc.	3.000%	06/01/43	10,411	10,053,885
Federal National Mortgage Assoc.	3.000%	07/01/43	735	709,414
Federal National Mortgage Assoc.	3.000%	08/01/43	599	578,249
Federal National Mortgage Assoc.	3.000%	08/01/43	29	28,418
Federal National Mortgage Assoc.	3.000%	11/01/44	7,879	7,607,959
Federal National Mortgage Assoc.	3.000%	02/01/45	587	566,157
Federal National Mortgage Assoc.	3.000%	03/01/45	1,316	1,273,093
Federal National Mortgage Assoc.	3.000%	03/01/45	263	253,914
Federal National Mortgage Assoc.	3.000%	04/01/45	358	343,488
Federal National Mortgage Assoc.	3.000%	04/01/45	266	255,809
Federal National Mortgage Assoc.	3.000%	04/01/45	213	204,657
Federal National Mortgage Assoc.	3.000%	05/01/45	4,112	3,953,486
Federal National Mortgage Assoc.	3.000%	05/01/45	360	347,006
Federal National Mortgage Assoc.	3.000%	05/01/45	257	248,538
Federal National Mortgage Assoc.	3.000%	07/01/45	14,083	13,598,093
Federal National Mortgage Assoc.	3.000%	07/01/45	2,413	2,320,558
Federal National Mortgage Assoc.	3.000%	07/01/45	240	230,300
Federal National Mortgage Assoc.	3.000%	05/01/46	435	416,907
Federal National Mortgage Assoc.	3.000%	06/01/46	910	875,419

A370

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	06/01/46	508	$489,029
Federal National Mortgage Assoc.	3.000%	06/01/46	149	143,360
Federal National Mortgage Assoc.	3.000%	06/01/46	108	103,226
Federal National Mortgage Assoc.	3.000%	08/01/46	135	130,391
Federal National Mortgage Assoc.	3.000%	09/01/46	1,257	1,209,365
Federal National Mortgage Assoc.	3.000%	09/01/46	663	637,056
Federal National Mortgage Assoc.	3.000%	09/01/46	254	243,570
Federal National Mortgage Assoc.	3.000%	10/01/46	553	529,684
Federal National Mortgage Assoc.	3.000%	11/01/46	2,084	1,999,507
Federal National Mortgage Assoc.	3.000%	11/01/46	335	321,879
Federal National Mortgage Assoc.	3.000%	11/01/46	263	251,626
Federal National Mortgage Assoc.	3.000%	11/01/46	128	123,243
Federal National Mortgage Assoc.	3.000%	01/01/47	761	728,926
Federal National Mortgage Assoc.	3.000%	01/01/47	388	372,041
Federal National Mortgage Assoc.	3.000%	01/01/47	341	326,733
Federal National Mortgage Assoc.	3.000%	01/01/47	237	227,723
Federal National Mortgage Assoc.	3.000%	02/01/47	497	475,448
Federal National Mortgage Assoc.	3.000%	02/01/47	449	430,567
Federal National Mortgage Assoc.	3.000%	02/01/47	124	118,848
Federal National Mortgage Assoc.	3.000%	03/01/47	968	927,330
Federal National Mortgage Assoc.	3.000%	03/01/47	881	844,779
Federal National Mortgage Assoc.	3.000%	03/01/47	724	693,639
Federal National Mortgage Assoc.	3.000%	11/01/47	167	160,102
Federal National Mortgage Assoc.	3.000%	12/01/47	796	762,455
Federal National Mortgage Assoc.	3.000%	04/01/48	636	604,377
Federal National Mortgage Assoc.	3.000%	09/01/57	8,750	8,293,100
Federal National Mortgage Assoc.	3.015%	07/01/28	370	353,608
Federal National Mortgage Assoc.	3.340%	03/01/29	1,173	1,152,173
Federal National Mortgage Assoc.	3.500%	TBA	23,610	23,232,922
Federal National Mortgage Assoc.	3.500%	TBA	22,440	22,057,941
Federal National Mortgage Assoc.	3.500%	11/01/27	86	86,767
Federal National Mortgage Assoc.	3.500%	11/01/28	657	661,883
Federal National Mortgage Assoc.	3.500%	12/01/28	3,085	3,113,715
Federal National Mortgage Assoc.	3.500%	12/01/28	1,889	1,906,154
Federal National Mortgage Assoc.	3.500%	12/01/28	325	327,614
Federal National Mortgage Assoc.	3.500%	12/01/28	297	299,251
Federal National Mortgage Assoc.	3.500%	02/01/29	1,700	1,715,965
Federal National Mortgage Assoc.	3.500%	02/01/29	835	842,490
Federal National Mortgage Assoc.	3.500%	03/01/29	611	615,799
Federal National Mortgage Assoc.	3.500%	07/01/29	819	826,818
Federal National Mortgage Assoc.	3.500%	08/01/30	374	377,102
Federal National Mortgage Assoc.	3.500%	08/01/30	84	85,087
Federal National Mortgage Assoc.	3.500%	01/01/42	147	145,699
Federal National Mortgage Assoc.	3.500%	04/01/42	183	181,484
Federal National Mortgage Assoc.	3.500%	04/01/42	67	66,937
Federal National Mortgage Assoc.	3.500%	05/01/42	27	26,789
Federal National Mortgage Assoc.	3.500%	06/01/42	49	48,981
Federal National Mortgage Assoc.	3.500%	06/01/42	31	31,135
Federal National Mortgage Assoc.	3.500%	07/01/42	68	67,890
Federal National Mortgage Assoc.	3.500%	08/01/42	107	105,709
Federal National Mortgage Assoc.	3.500%	10/01/42	544	539,340
Federal National Mortgage Assoc.	3.500%	12/01/42	517	513,074
Federal National Mortgage Assoc.	3.500%	12/01/42	128	127,343
Federal National Mortgage Assoc.	3.500%	03/01/43	775	768,633
Federal National Mortgage Assoc.	3.500%	03/01/43	53	52,108
Federal National Mortgage Assoc.	3.500%	03/01/43	40	39,448
Federal National Mortgage Assoc.	3.500%	03/01/43	25	24,735
Federal National Mortgage Assoc.	3.500%	03/01/43	20	19,415
Federal National Mortgage Assoc.	3.500%	04/01/43	28	27,604

A371

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	05/01/43	115	$113,679
Federal National Mortgage Assoc.	3.500%	05/01/43	45	44,383
Federal National Mortgage Assoc.	3.500%	06/01/43	131	130,153
Federal National Mortgage Assoc.	3.500%	07/01/43	704	698,268
Federal National Mortgage Assoc.	3.500%	07/01/43	492	488,038
Federal National Mortgage Assoc.	3.500%	07/01/43	213	210,666
Federal National Mortgage Assoc.	3.500%	07/01/43	75	74,199
Federal National Mortgage Assoc.	3.500%	11/01/43	1,309	1,298,880
Federal National Mortgage Assoc.	3.500%	01/01/44	878	872,109
Federal National Mortgage Assoc.	3.500%	01/01/44	534	529,800
Federal National Mortgage Assoc.	3.500%	05/01/44	1,080	1,071,500
Federal National Mortgage Assoc.	3.500%	06/01/44	5,940	5,892,305
Federal National Mortgage Assoc.	3.500%	02/01/45	565	560,553
Federal National Mortgage Assoc.	3.500%	07/01/45	1,393	1,376,446
Federal National Mortgage Assoc.	3.500%	07/01/45	492	487,676
Federal National Mortgage Assoc.	3.500%	10/01/45	283	280,948
Federal National Mortgage Assoc.	3.500%	11/01/45	1,810	1,792,792
Federal National Mortgage Assoc.	3.500%	11/01/45	110	109,209
Federal National Mortgage Assoc.	3.500%	12/01/45	464	460,207
Federal National Mortgage Assoc.	3.500%	03/01/46	1,219	1,204,115
Federal National Mortgage Assoc.	3.500%	03/01/46	636	628,157
Federal National Mortgage Assoc.	3.500%	04/01/46	245	241,699
Federal National Mortgage Assoc.	3.500%	04/01/46	244	241,528
Federal National Mortgage Assoc.	3.500%	05/01/46	402	397,675
Federal National Mortgage Assoc.	3.500%	06/01/46	1,674	1,653,354
Federal National Mortgage Assoc.	3.500%	06/01/46	74	73,576
Federal National Mortgage Assoc.	3.500%	07/01/46	362	357,260
Federal National Mortgage Assoc.	3.500%	08/01/46	913	901,607
Federal National Mortgage Assoc.	3.500%	09/01/46	848	837,901
Federal National Mortgage Assoc.	3.500%	09/01/46	22	21,961
Federal National Mortgage Assoc.	3.500%	10/01/46	396	390,852
Federal National Mortgage Assoc.	3.500%	11/01/46	816	808,033
Federal National Mortgage Assoc.	3.500%	11/01/46	628	620,418
Federal National Mortgage Assoc.	3.500%	11/01/46	122	120,457
Federal National Mortgage Assoc.	3.500%	11/01/46	58	57,531
Federal National Mortgage Assoc.	3.500%	11/01/46	36	35,896
Federal National Mortgage Assoc.	3.500%	12/01/46	1,606	1,585,404
Federal National Mortgage Assoc.	3.500%	12/01/46	135	132,867
Federal National Mortgage Assoc.	3.500%	01/01/47	2,425	2,401,030
Federal National Mortgage Assoc.	3.500%	01/01/47	934	925,227
Federal National Mortgage Assoc.	3.500%	01/01/47	340	336,329
Federal National Mortgage Assoc.	3.500%	01/01/47	290	285,847
Federal National Mortgage Assoc.	3.500%	01/01/47	151	148,653
Federal National Mortgage Assoc.	3.500%	02/01/47	304	300,817
Federal National Mortgage Assoc.	3.500%	02/01/47	162	160,417
Federal National Mortgage Assoc.	3.500%	03/01/47	130	128,101
Federal National Mortgage Assoc.	3.500%	05/01/47	875	863,581
Federal National Mortgage Assoc.	3.500%	05/01/47	232	229,576
Federal National Mortgage Assoc.	3.500%	06/01/47	704	694,394
Federal National Mortgage Assoc.	3.500%	07/01/47	506	500,184
Federal National Mortgage Assoc.	3.500%	07/01/47	290	286,398
Federal National Mortgage Assoc.	3.500%	08/01/47	270	265,712
Federal National Mortgage Assoc.	3.500%	09/01/47	283	280,101
Federal National Mortgage Assoc.	3.500%	09/01/47	120	118,235
Federal National Mortgage Assoc.	3.500%	11/01/47	925	905,120
Federal National Mortgage Assoc.	3.500%	11/01/47	866	852,761
Federal National Mortgage Assoc.	3.500%	11/01/47	724	716,980
Federal National Mortgage Assoc.	3.500%	11/01/47	119	117,241
Federal National Mortgage Assoc.	3.500%	12/01/47	3,949	3,898,519

A372

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	12/01/47	914	$905,003
Federal National Mortgage Assoc.	3.500%	12/01/47	793	780,822
Federal National Mortgage Assoc.	3.500%	12/01/47	790	782,406
Federal National Mortgage Assoc.	3.500%	12/01/47	59	58,600
Federal National Mortgage Assoc.	3.500%	01/01/48	1,638	1,619,210
Federal National Mortgage Assoc.	3.500%	01/01/48	1,438	1,418,344
Federal National Mortgage Assoc.	3.500%	01/01/48	311	307,452
Federal National Mortgage Assoc.	3.500%	01/01/48	164	162,308
Federal National Mortgage Assoc.	3.500%	01/01/48	86	84,765
Federal National Mortgage Assoc.	3.500%	01/01/48	60	59,257
Federal National Mortgage Assoc.	3.500%	09/01/57	5,302	5,204,652
Federal National Mortgage Assoc.	3.500%	01/01/58	854	838,382
Federal National Mortgage Assoc.	3.550%	02/01/30	1,800	1,774,210
Federal National Mortgage Assoc.	4.000%	TBA	48,608	49,018,129
Federal National Mortgage Assoc.	4.000%	05/01/29	5	4,896
Federal National Mortgage Assoc.	4.000%	10/01/30	20	19,882
Federal National Mortgage Assoc.	4.000%	10/01/31	493	505,574
Federal National Mortgage Assoc.	4.000%	09/01/33	1,000	1,027,389
Federal National Mortgage Assoc.	4.000%	10/01/33	980	1,006,086
Federal National Mortgage Assoc.	4.000%	10/01/33	960	986,442
Federal National Mortgage Assoc.	4.000%	10/01/33	800	821,625
Federal National Mortgage Assoc.	4.000%	10/01/33	800	820,938
Federal National Mortgage Assoc.	4.000%	10/01/33	800	820,625
Federal National Mortgage Assoc.	4.000%	10/01/33	720	737,719
Federal National Mortgage Assoc.	4.000%	01/01/36	672	682,343
Federal National Mortgage Assoc.	4.000%	05/01/39	25	25,479
Federal National Mortgage Assoc.	4.000%	07/01/39	679	690,376
Federal National Mortgage Assoc.	4.000%	07/01/40	638	648,618
Federal National Mortgage Assoc.	4.000%	08/01/40	1,145	1,164,715
Federal National Mortgage Assoc.	4.000%	08/01/40	17	17,187
Federal National Mortgage Assoc.	4.000%	10/01/40	3,062	3,117,227
Federal National Mortgage Assoc.	4.000%	10/01/40	53	53,659
Federal National Mortgage Assoc.	4.000%	11/01/40	206	209,233
Federal National Mortgage Assoc.	4.000%	12/01/40	929	944,775
Federal National Mortgage Assoc.	4.000%	12/01/40	140	142,933
Federal National Mortgage Assoc.	4.000%	01/01/41	262	265,187
Federal National Mortgage Assoc.	4.000%	04/01/41	83	84,359
Federal National Mortgage Assoc.	4.000%	09/01/41	2,438	2,480,025
Federal National Mortgage Assoc.	4.000%	09/01/41	1,400	1,424,435
Federal National Mortgage Assoc.	4.000%	09/01/41	202	205,744
Federal National Mortgage Assoc.	4.000%	10/01/41	145	147,115
Federal National Mortgage Assoc.	4.000%	12/01/41	539	550,236
Federal National Mortgage Assoc.	4.000%	12/01/41	178	181,895
Federal National Mortgage Assoc.	4.000%	01/01/42	1,061	1,079,542
Federal National Mortgage Assoc.	4.000%	02/01/42	527	536,449
Federal National Mortgage Assoc.	4.000%	04/01/42	139	141,867
Federal National Mortgage Assoc.	4.000%	05/01/42	959	976,147
Federal National Mortgage Assoc.	4.000%	05/01/42	310	314,949
Federal National Mortgage Assoc.	4.000%	06/01/42	319	324,949
Federal National Mortgage Assoc.	4.000%	07/01/42	689	704,192
Federal National Mortgage Assoc.	4.000%	07/01/42	236	239,621
Federal National Mortgage Assoc.	4.000%	08/01/42	158	160,916
Federal National Mortgage Assoc.	4.000%	09/01/42	284	289,235
Federal National Mortgage Assoc.	4.000%	09/01/42	109	110,453
Federal National Mortgage Assoc.	4.000%	12/01/42	853	871,748
Federal National Mortgage Assoc.	4.000%	12/01/42	386	392,945
Federal National Mortgage Assoc.	4.000%	01/01/43	503	511,925
Federal National Mortgage Assoc.	4.000%	03/01/43	182	185,707
Federal National Mortgage Assoc.	4.000%	10/01/43	1,665	1,694,317

A373

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	10/01/43	381	$387,816
Federal National Mortgage Assoc.	4.000%	01/01/44	994	1,014,173
Federal National Mortgage Assoc.	4.000%	02/01/44	5,769	5,892,987
Federal National Mortgage Assoc.	4.000%	03/01/44	207	211,018
Federal National Mortgage Assoc.	4.000%	07/01/44	105	106,299
Federal National Mortgage Assoc.	4.000%	08/01/44	744	760,433
Federal National Mortgage Assoc.	4.000%	12/01/44	654	667,540
Federal National Mortgage Assoc.	4.000%	12/01/44	629	641,686
Federal National Mortgage Assoc.	4.000%	12/01/44	35	36,039
Federal National Mortgage Assoc.	4.000%	12/01/44	33	33,478
Federal National Mortgage Assoc.	4.000%	02/01/45	593	604,564
Federal National Mortgage Assoc.	4.000%	02/01/45	320	324,418
Federal National Mortgage Assoc.	4.000%	02/01/45	63	64,309
Federal National Mortgage Assoc.	4.000%	03/01/45	279	281,924
Federal National Mortgage Assoc.	4.000%	03/01/45	64	65,501
Federal National Mortgage Assoc.	4.000%	03/01/45	47	47,667
Federal National Mortgage Assoc.	4.000%	05/01/45	598	611,006
Federal National Mortgage Assoc.	4.000%	05/01/45	120	121,972
Federal National Mortgage Assoc.	4.000%	08/01/45	358	362,118
Federal National Mortgage Assoc.	4.000%	10/01/45	1,555	1,583,445
Federal National Mortgage Assoc.	4.000%	10/01/45	450	458,497
Federal National Mortgage Assoc.	4.000%	10/01/45	313	319,539
Federal National Mortgage Assoc.	4.000%	10/01/45	160	161,838
Federal National Mortgage Assoc.	4.000%	10/01/45	150	152,941
Federal National Mortgage Assoc.	4.000%	10/01/45	146	148,086
Federal National Mortgage Assoc.	4.000%	10/01/45	145	147,629
Federal National Mortgage Assoc.	4.000%	10/01/45	138	140,908
Federal National Mortgage Assoc.	4.000%	11/01/45	705	719,075
Federal National Mortgage Assoc.	4.000%	11/01/45	461	470,486
Federal National Mortgage Assoc.	4.000%	12/01/45	1,568	1,596,398
Federal National Mortgage Assoc.	4.000%	12/01/45	1,191	1,203,677
Federal National Mortgage Assoc.	4.000%	12/01/45	470	478,243
Federal National Mortgage Assoc.	4.000%	12/01/45	381	389,147
Federal National Mortgage Assoc.	4.000%	12/01/45	219	222,470
Federal National Mortgage Assoc.	4.000%	01/01/46	503	513,240
Federal National Mortgage Assoc.	4.000%	01/01/46	163	165,098
Federal National Mortgage Assoc.	4.000%	02/01/46	9,970	10,161,418
Federal National Mortgage Assoc.	4.000%	02/01/46	979	996,814
Federal National Mortgage Assoc.	4.000%	02/01/46	268	271,350
Federal National Mortgage Assoc.	4.000%	02/01/46	201	202,957
Federal National Mortgage Assoc.	4.000%	04/01/46	5,553	5,630,804
Federal National Mortgage Assoc.	4.000%	05/01/46	11,822	12,027,186
Federal National Mortgage Assoc.	4.000%	06/01/46	2,223	2,253,882
Federal National Mortgage Assoc.	4.000%	06/01/46	164	166,695
Federal National Mortgage Assoc.	4.000%	08/01/46	88	89,877
Federal National Mortgage Assoc.	4.000%	10/01/46	10,748	10,933,762
Federal National Mortgage Assoc.	4.000%	11/01/46	996	1,011,883
Federal National Mortgage Assoc.	4.000%	11/01/46	419	426,256
Federal National Mortgage Assoc.	4.000%	11/01/46	258	262,707
Federal National Mortgage Assoc.	4.000%	12/01/46	1,221	1,241,584
Federal National Mortgage Assoc.	4.000%	01/01/47	1,042	1,060,472
Federal National Mortgage Assoc.	4.000%	01/01/47	373	380,144
Federal National Mortgage Assoc.	4.000%	03/01/47	2,655	2,691,360
Federal National Mortgage Assoc.	4.000%	03/01/47	2,392	2,429,153
Federal National Mortgage Assoc.	4.000%	03/01/47	1,242	1,256,825
Federal National Mortgage Assoc.	4.000%	04/01/47	638	645,556
Federal National Mortgage Assoc.	4.000%	05/01/47	748	757,538
Federal National Mortgage Assoc.	4.000%	05/01/47	501	507,300
Federal National Mortgage Assoc.	4.000%	06/01/47	2,122	2,151,711

A374

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	06/01/47	923		$937,991
Federal National Mortgage Assoc.	4.000%	07/01/47	1,167		1,180,418
Federal National Mortgage Assoc.	4.000%	07/01/47	945		955,088
Federal National Mortgage Assoc.	4.000%	07/01/47	805		813,166
Federal National Mortgage Assoc.	4.000%	07/01/47	255		257,146
Federal National Mortgage Assoc.	4.000%	08/01/47	1,076		1,088,580
Federal National Mortgage Assoc.	4.000%	08/01/47	1,009		1,023,744
Federal National Mortgage Assoc.	4.000%	10/01/47	316		319,223
Federal National Mortgage Assoc.	4.000%	11/01/47	556		564,800
Federal National Mortgage Assoc.	4.000%	12/01/47	281		285,212
Federal National Mortgage Assoc.	4.000%	01/01/48	1,321		1,337,949
Federal National Mortgage Assoc.	4.000%	02/01/48	288		292,526
Federal National Mortgage Assoc.	4.000%	03/01/48	1,384		1,409,703
Federal National Mortgage Assoc.	4.000%	04/01/48	560		570,635
Federal National Mortgage Assoc.	4.000%	04/01/48	160		162,897
Federal National Mortgage Assoc.	4.000%	04/01/48	146		148,523
Federal National Mortgage Assoc.	4.000%	05/01/48	1,195		1,207,448
Federal National Mortgage Assoc.	4.000%	06/01/48	333		336,850
Federal National Mortgage Assoc.	4.000%	08/01/48	2,111		2,139,515
Federal National Mortgage Assoc.	4.000%	08/01/48	1,147		1,163,252
Federal National Mortgage Assoc.	4.000%	08/01/48	595		604,528
Federal National Mortgage Assoc.	4.000%	08/01/48	388		393,722
Federal National Mortgage Assoc.	4.000%	08/01/48	291		295,977
Federal National Mortgage Assoc.	4.000%	08/01/48	217		219,511
Federal National Mortgage Assoc.	4.000%	08/01/48	156		158,319
Federal National Mortgage Assoc.	4.500%	TBA	4,200		4,325,894
Federal National Mortgage Assoc.	4.500%	TBA	3,100		3,136,813
Federal National Mortgage Assoc.	4.500%	05/01/22	3		3,459
Federal National Mortgage Assoc.	4.500%	07/01/22	—	(r)	343
Federal National Mortgage Assoc.	4.500%	04/01/24	40		41,460
Federal National Mortgage Assoc.	4.500%	08/01/24	3		2,968
Federal National Mortgage Assoc.	4.500%	09/01/24	3		2,724
Federal National Mortgage Assoc.	4.500%	09/01/24	1		1,459
Federal National Mortgage Assoc.	4.500%	12/01/24	19		19,435
Federal National Mortgage Assoc.	4.500%	02/01/25	6		6,716
Federal National Mortgage Assoc.	4.500%	03/01/25	19		19,258
Federal National Mortgage Assoc.	4.500%	03/01/25	2		1,690
Federal National Mortgage Assoc.	4.500%	04/01/25	33		33,919
Federal National Mortgage Assoc.	4.500%	04/01/25	13		13,746
Federal National Mortgage Assoc.	4.500%	04/01/25	7		6,838
Federal National Mortgage Assoc.	4.500%	04/01/25	3		3,290
Federal National Mortgage Assoc.	4.500%	04/01/25	3		3,092
Federal National Mortgage Assoc.	4.500%	05/01/25	5		4,837
Federal National Mortgage Assoc.	4.500%	05/01/25	3		3,031
Federal National Mortgage Assoc.	4.500%	07/01/25	35		35,751
Federal National Mortgage Assoc.	4.500%	09/01/25	4		4,295
Federal National Mortgage Assoc.	4.500%	09/01/25	1		877
Federal National Mortgage Assoc.	4.500%	11/01/35	13		13,831
Federal National Mortgage Assoc.	4.500%	05/01/37	4		3,800
Federal National Mortgage Assoc.	4.500%	04/01/39	11		11,924
Federal National Mortgage Assoc.	4.500%	04/01/39	8		7,940
Federal National Mortgage Assoc.	4.500%	06/01/39	30		31,804
Federal National Mortgage Assoc.	4.500%	08/01/39	79		82,248
Federal National Mortgage Assoc.	4.500%	02/01/40	11,587		12,065,540
Federal National Mortgage Assoc.	4.500%	06/01/40	90		94,147
Federal National Mortgage Assoc.	4.500%	07/01/40	209		217,774
Federal National Mortgage Assoc.	4.500%	08/01/40	40		41,613
Federal National Mortgage Assoc.	4.500%	11/01/40	328		338,997
Federal National Mortgage Assoc.	4.500%	01/01/41	81		84,285

A375

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	03/01/41	24	$25,482
Federal National Mortgage Assoc.	4.500%	04/01/41	5	4,711
Federal National Mortgage Assoc.	4.500%	05/01/41	8	8,659
Federal National Mortgage Assoc.	4.500%	05/01/41	8	8,581
Federal National Mortgage Assoc.	4.500%	07/01/41	117	121,380
Federal National Mortgage Assoc.	4.500%	07/01/41	49	50,445
Federal National Mortgage Assoc.	4.500%	08/01/41	266	276,784
Federal National Mortgage Assoc.	4.500%	09/01/41	57	58,867
Federal National Mortgage Assoc.	4.500%	10/01/41	58	60,305
Federal National Mortgage Assoc.	4.500%	10/01/41	29	30,290
Federal National Mortgage Assoc.	4.500%	01/01/42	18	18,387
Federal National Mortgage Assoc.	4.500%	06/01/42	14	14,662
Federal National Mortgage Assoc.	4.500%	09/01/42	1,266	1,318,176
Federal National Mortgage Assoc.	4.500%	09/01/42	741	771,790
Federal National Mortgage Assoc.	4.500%	11/01/42	87	89,739
Federal National Mortgage Assoc.	4.500%	10/01/43	843	874,999
Federal National Mortgage Assoc.	4.500%	03/01/44	1,214	1,259,529
Federal National Mortgage Assoc.	4.500%	04/01/44	454	470,824
Federal National Mortgage Assoc.	4.500%	05/01/44	365	380,884
Federal National Mortgage Assoc.	4.500%	01/01/45	842	873,876
Federal National Mortgage Assoc.	4.500%	05/01/45	898	930,806
Federal National Mortgage Assoc.	4.500%	09/01/45	259	270,972
Federal National Mortgage Assoc.	4.500%	11/01/45	170	177,870
Federal National Mortgage Assoc.	4.500%	11/01/45	51	52,906
Federal National Mortgage Assoc.	4.500%	12/01/45	595	617,937
Federal National Mortgage Assoc.	4.500%	06/01/46	705	732,420
Federal National Mortgage Assoc.	4.500%	08/01/46	553	574,471
Federal National Mortgage Assoc.	4.500%	12/01/46	354	367,891
Federal National Mortgage Assoc.	4.500%	01/01/47	126	130,377
Federal National Mortgage Assoc.	4.500%	08/01/47	533	550,209
Federal National Mortgage Assoc.	4.500%	09/01/47	44	45,756
Federal National Mortgage Assoc.	4.500%	10/01/47	76	78,562
Federal National Mortgage Assoc.	4.500%	10/01/47	37	39,009
Federal National Mortgage Assoc.	4.500%	11/01/47	2,626	2,711,026
Federal National Mortgage Assoc.	4.500%	11/01/47	29	29,635
Federal National Mortgage Assoc.	4.500%	12/01/47	235	242,903
Federal National Mortgage Assoc.	4.500%	12/01/47	36	36,893
Federal National Mortgage Assoc.	4.500%	02/01/48	1,071	1,109,417
Federal National Mortgage Assoc.	4.500%	02/01/48	65	67,624
Federal National Mortgage Assoc.	4.500%	03/01/48	66	68,730
Federal National Mortgage Assoc.	4.500%	03/01/48	55	56,394
Federal National Mortgage Assoc.	4.500%	04/01/48	432	451,995
Federal National Mortgage Assoc.	4.500%	05/01/48	8,570	8,935,591
Federal National Mortgage Assoc.	4.500%	05/01/48	58	59,664
Federal National Mortgage Assoc.	4.500%	07/01/48	231	242,003
Federal National Mortgage Assoc.	4.500%	07/01/48	51	53,031
Federal National Mortgage Assoc.	4.500%	07/01/48	40	41,236
Federal National Mortgage Assoc.	4.500%	08/01/48	11,555	11,924,200
Federal National Mortgage Assoc.	5.000%	TBA	2,596	2,721,556
Federal National Mortgage Assoc.	5.000%	02/01/35	2,784	2,955,669
Federal National Mortgage Assoc.	5.000%	08/01/35	4	4,023
Federal National Mortgage Assoc.	5.000%	09/01/35	124	131,600
Federal National Mortgage Assoc.	5.000%	09/01/35	17	17,658
Federal National Mortgage Assoc.	5.000%	10/01/35	5	4,908
Federal National Mortgage Assoc.	5.000%	03/01/36	4	4,480
Federal National Mortgage Assoc.	5.000%	12/01/36	6	6,340
Federal National Mortgage Assoc.	5.000%	06/01/37	8	8,909
Federal National Mortgage Assoc.	5.000%	01/01/38	11	11,842
Federal National Mortgage Assoc.	5.000%	12/01/39	8	8,114

A376

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	01/01/40	7		$7,208
Federal National Mortgage Assoc.	5.000%	05/01/40	38		40,320
Federal National Mortgage Assoc.	5.000%	05/01/40	9		9,834
Federal National Mortgage Assoc.	5.000%	01/01/41	11		11,321
Federal National Mortgage Assoc.	5.000%	04/01/41	6		6,751
Federal National Mortgage Assoc.	5.000%	05/01/41	6		6,245
Federal National Mortgage Assoc.	5.000%	07/01/41	3,511		3,733,254
Federal National Mortgage Assoc.	5.000%	01/01/42	9		9,119
Federal National Mortgage Assoc.	5.000%	12/01/43	5,169		5,500,419
Federal National Mortgage Assoc.	5.500%	TBA	8,135		8,680,935
Federal National Mortgage Assoc.	5.500%	06/01/21	7		7,493
Federal National Mortgage Assoc.	5.500%	06/01/21	1		1,360
Federal National Mortgage Assoc.	5.500%	09/01/21	6		5,722
Federal National Mortgage Assoc.	5.500%	01/01/22	6		5,546
Federal National Mortgage Assoc.	5.500%	03/01/22	5		5,475
Federal National Mortgage Assoc.	5.500%	04/01/22	17		16,822
Federal National Mortgage Assoc.	5.500%	11/01/22	—	(r)	406
Federal National Mortgage Assoc.	5.500%	12/01/22	1		527
Federal National Mortgage Assoc.	5.500%	12/01/22	—	(r)	433
Federal National Mortgage Assoc.	5.500%	04/01/24	6		6,339
Federal National Mortgage Assoc.	5.500%	06/01/24	18		18,154
Federal National Mortgage Assoc.	5.500%	09/01/27	1		671
Federal National Mortgage Assoc.	5.500%	07/01/28	15		15,904
Federal National Mortgage Assoc.	5.500%	04/01/30	35		37,695
Federal National Mortgage Assoc.	5.500%	12/01/30	1		793
Federal National Mortgage Assoc.	5.500%	11/01/32	1		1,015
Federal National Mortgage Assoc.	5.500%	12/01/32	10		10,422
Federal National Mortgage Assoc.	5.500%	01/01/33	44		46,654
Federal National Mortgage Assoc.	5.500%	01/01/33	31		33,033
Federal National Mortgage Assoc.	5.500%	04/01/33	32		34,069
Federal National Mortgage Assoc.	5.500%	04/01/33	—	(r)	492
Federal National Mortgage Assoc.	5.500%	06/01/33	1		1,404
Federal National Mortgage Assoc.	5.500%	07/01/33	20		21,624
Federal National Mortgage Assoc.	5.500%	09/01/33	11		11,334
Federal National Mortgage Assoc.	5.500%	09/01/33	5		4,952
Federal National Mortgage Assoc.	5.500%	10/01/33	27		29,655
Federal National Mortgage Assoc.	5.500%	11/01/33	18		19,846
Federal National Mortgage Assoc.	5.500%	11/01/33	15		16,024
Federal National Mortgage Assoc.	5.500%	11/01/33	13		13,646
Federal National Mortgage Assoc.	5.500%	11/01/33	5		5,457
Federal National Mortgage Assoc.	5.500%	11/01/33	3		3,522
Federal National Mortgage Assoc.	5.500%	11/01/33	3		2,740
Federal National Mortgage Assoc.	5.500%	12/01/33	23		24,750
Federal National Mortgage Assoc.	5.500%	12/01/33	2		2,146
Federal National Mortgage Assoc.	5.500%	01/01/34	12		12,882
Federal National Mortgage Assoc.	5.500%	01/01/34	2		2,660
Federal National Mortgage Assoc.	5.500%	02/01/34	28		30,387
Federal National Mortgage Assoc.	5.500%	02/01/34	4		4,595
Federal National Mortgage Assoc.	5.500%	02/01/34	4		3,963
Federal National Mortgage Assoc.	5.500%	03/01/34	24		26,435
Federal National Mortgage Assoc.	5.500%	03/01/34	4		4,014
Federal National Mortgage Assoc.	5.500%	04/01/34	2		2,363
Federal National Mortgage Assoc.	5.500%	07/01/34	36		38,869
Federal National Mortgage Assoc.	5.500%	07/01/34	1		966
Federal National Mortgage Assoc.	5.500%	09/01/34	15		16,098
Federal National Mortgage Assoc.	5.500%	11/01/34	4		4,530
Federal National Mortgage Assoc.	5.500%	12/01/34	13		14,233
Federal National Mortgage Assoc.	5.500%	12/01/34	5		5,001
Federal National Mortgage Assoc.	5.500%	12/01/34	3		3,577

A377

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	12/01/34	1		$1,448
Federal National Mortgage Assoc.	5.500%	02/01/35	34		36,305
Federal National Mortgage Assoc.	5.500%	02/01/35	11		11,589
Federal National Mortgage Assoc.	5.500%	02/01/35	1		1,532
Federal National Mortgage Assoc.	5.500%	03/01/35	37		39,752
Federal National Mortgage Assoc.	5.500%	03/01/35	34		37,193
Federal National Mortgage Assoc.	5.500%	03/01/35	33		36,052
Federal National Mortgage Assoc.	5.500%	03/01/35	14		14,909
Federal National Mortgage Assoc.	5.500%	04/01/35	21		22,132
Federal National Mortgage Assoc.	5.500%	04/01/35	3		2,812
Federal National Mortgage Assoc.	5.500%	05/01/35	11		11,871
Federal National Mortgage Assoc.	5.500%	05/01/35	4		4,385
Federal National Mortgage Assoc.	5.500%	06/01/35	4		4,203
Federal National Mortgage Assoc.	5.500%	07/01/35	8		8,144
Federal National Mortgage Assoc.	5.500%	09/01/35	23		25,310
Federal National Mortgage Assoc.	5.500%	09/01/35	7		7,134
Federal National Mortgage Assoc.	5.500%	10/01/35	32		34,807
Federal National Mortgage Assoc.	5.500%	10/01/35	24		25,263
Federal National Mortgage Assoc.	5.500%	10/01/35	16		16,837
Federal National Mortgage Assoc.	5.500%	10/01/35	8		8,537
Federal National Mortgage Assoc.	5.500%	10/01/35	8		8,283
Federal National Mortgage Assoc.	5.500%	10/01/35	5		5,032
Federal National Mortgage Assoc.	5.500%	11/01/35	22		23,439
Federal National Mortgage Assoc.	5.500%	11/01/35	1		1,549
Federal National Mortgage Assoc.	5.500%	11/01/35	1		745
Federal National Mortgage Assoc.	5.500%	12/01/35	40		42,755
Federal National Mortgage Assoc.	5.500%	12/01/35	31		33,456
Federal National Mortgage Assoc.	5.500%	12/01/35	23		24,159
Federal National Mortgage Assoc.	5.500%	12/01/35	20		21,193
Federal National Mortgage Assoc.	5.500%	12/01/35	3		3,032
Federal National Mortgage Assoc.	5.500%	12/01/35	3		2,948
Federal National Mortgage Assoc.	5.500%	12/01/35	1		1,248
Federal National Mortgage Assoc.	5.500%	12/01/35	1		746
Federal National Mortgage Assoc.	5.500%	12/01/35	1		610
Federal National Mortgage Assoc.	5.500%	01/01/36	4		4,242
Federal National Mortgage Assoc.	5.500%	02/01/36	2		1,653
Federal National Mortgage Assoc.	5.500%	03/01/36	29		31,212
Federal National Mortgage Assoc.	5.500%	03/01/36	9		9,970
Federal National Mortgage Assoc.	5.500%	03/01/36	3		3,196
Federal National Mortgage Assoc.	5.500%	05/01/36	—	(r)	336
Federal National Mortgage Assoc.	5.500%	07/01/36	7		7,113
Federal National Mortgage Assoc.	5.500%	07/01/36	2		1,706
Federal National Mortgage Assoc.	5.500%	08/01/36	3		3,716
Federal National Mortgage Assoc.	5.500%	11/01/36	7		7,501
Federal National Mortgage Assoc.	5.500%	01/01/37	29		31,892
Federal National Mortgage Assoc.	5.500%	02/01/37	23		25,241
Federal National Mortgage Assoc.	5.500%	04/01/37	22		23,566
Federal National Mortgage Assoc.	5.500%	06/01/37	10		10,672
Federal National Mortgage Assoc.	5.500%	06/01/37	8		8,726
Federal National Mortgage Assoc.	5.500%	08/01/37	24		25,961
Federal National Mortgage Assoc.	5.500%	08/01/37	13		14,438
Federal National Mortgage Assoc.	5.500%	08/01/37	3		2,948
Federal National Mortgage Assoc.	5.500%	08/01/37	2		1,924
Federal National Mortgage Assoc.	5.500%	03/01/38	37		39,798
Federal National Mortgage Assoc.	5.500%	12/01/38	11		11,459
Federal National Mortgage Assoc.	5.500%	01/01/39	120		129,115
Federal National Mortgage Assoc.	5.500%	09/01/39	14		15,091
Federal National Mortgage Assoc.	5.500%	12/01/39	169		181,723
Federal National Mortgage Assoc.	5.500%	06/01/40	30		32,512

A378

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	09/01/21	19		$19,216
Federal National Mortgage Assoc.	6.000%	11/01/28	2		1,819
Federal National Mortgage Assoc.	6.000%	02/01/29	1		1,271
Federal National Mortgage Assoc.	6.000%	03/01/32	1		1,379
Federal National Mortgage Assoc.	6.000%	11/01/32	—	(r)	91
Federal National Mortgage Assoc.	6.000%	05/01/33	1		601
Federal National Mortgage Assoc.	6.000%	01/01/34	26		28,708
Federal National Mortgage Assoc.	6.000%	11/01/35	13		13,836
Federal National Mortgage Assoc.	6.000%	12/01/35	3		3,045
Federal National Mortgage Assoc.	6.000%	03/01/36	1		550
Federal National Mortgage Assoc.	6.000%	04/01/36	11		11,901
Federal National Mortgage Assoc.	6.000%	06/01/36	—	(r)	503
Federal National Mortgage Assoc.	6.000%	06/01/36	—	(r)	331
Federal National Mortgage Assoc.	6.000%	07/01/36	8		8,412
Federal National Mortgage Assoc.	6.000%	07/01/36	—	(r)	468
Federal National Mortgage Assoc.	6.000%	08/01/36	27		29,556
Federal National Mortgage Assoc.	6.000%	08/01/36	6		7,011
Federal National Mortgage Assoc.	6.000%	08/01/36	6		6,051
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	453
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	324
Federal National Mortgage Assoc.	6.000%	09/01/36	23		24,724
Federal National Mortgage Assoc.	6.000%	09/01/36	7		7,259
Federal National Mortgage Assoc.	6.000%	09/01/36	3		3,350
Federal National Mortgage Assoc.	6.000%	09/01/36	3		3,142
Federal National Mortgage Assoc.	6.000%	09/01/36	2		2,669
Federal National Mortgage Assoc.	6.000%	09/01/36	1		904
Federal National Mortgage Assoc.	6.000%	09/01/36	1		694
Federal National Mortgage Assoc.	6.000%	10/01/36	18		19,194
Federal National Mortgage Assoc.	6.000%	10/01/36	12		13,222
Federal National Mortgage Assoc.	6.000%	10/01/36	3		2,897
Federal National Mortgage Assoc.	6.000%	10/01/36	1		799
Federal National Mortgage Assoc.	6.000%	11/01/36	26		28,023
Federal National Mortgage Assoc.	6.000%	11/01/36	17		18,955
Federal National Mortgage Assoc.	6.000%	11/01/36	7		7,411
Federal National Mortgage Assoc.	6.000%	11/01/36	6		6,759
Federal National Mortgage Assoc.	6.000%	11/01/36	4		4,043
Federal National Mortgage Assoc.	6.000%	11/01/36	2		2,650
Federal National Mortgage Assoc.	6.000%	11/01/36	—	(r)	482
Federal National Mortgage Assoc.	6.000%	12/01/36	15		16,724
Federal National Mortgage Assoc.	6.000%	12/01/36	13		14,603
Federal National Mortgage Assoc.	6.000%	12/01/36	12		12,423
Federal National Mortgage Assoc.	6.000%	12/01/36	6		6,231
Federal National Mortgage Assoc.	6.000%	12/01/36	1		1,358
Federal National Mortgage Assoc.	6.000%	12/01/36	1		586
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	340
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	245
Federal National Mortgage Assoc.	6.000%	01/01/37	2,581		2,839,232
Federal National Mortgage Assoc.	6.000%	01/01/37	30		32,820
Federal National Mortgage Assoc.	6.000%	01/01/37	24		26,397
Federal National Mortgage Assoc.	6.000%	01/01/37	11		12,007
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,559
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,214
Federal National Mortgage Assoc.	6.000%	02/01/37	373		411,127
Federal National Mortgage Assoc.	6.000%	02/01/37	21		22,932
Federal National Mortgage Assoc.	6.000%	03/01/37	84		90,978
Federal National Mortgage Assoc.	6.000%	03/01/37	33		35,714
Federal National Mortgage Assoc.	6.000%	03/01/37	24		25,906
Federal National Mortgage Assoc.	6.000%	03/01/37	—	(r)	438
Federal National Mortgage Assoc.	6.000%	05/01/37	33		36,150

A379

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	05/01/37	21	$23,462
Federal National Mortgage Assoc.	6.000%	05/01/37	19	20,985
Federal National Mortgage Assoc.	6.000%	05/01/37	5	5,131
Federal National Mortgage Assoc.	6.000%	05/01/37	3	3,764
Federal National Mortgage Assoc.	6.000%	06/01/37	8	8,444
Federal National Mortgage Assoc.	6.000%	07/01/37	1	642
Federal National Mortgage Assoc.	6.000%	08/01/37	20	21,607
Federal National Mortgage Assoc.	6.000%	08/01/37	19	20,371
Federal National Mortgage Assoc.	6.000%	08/01/37	12	13,152
Federal National Mortgage Assoc.	6.000%	08/01/37	1	1,416
Federal National Mortgage Assoc.	6.000%	10/01/37	1	1,186
Federal National Mortgage Assoc.	6.000%	10/01/38	2	2,330
Federal National Mortgage Assoc.	6.500%	10/01/36	1,276	1,408,487
Government National Mortgage Assoc.	3.000%	TBA	14,831	14,362,897
Government National Mortgage Assoc.	3.000%	12/20/44	89	87,002
Government National Mortgage Assoc.	3.000%	02/15/45	789	767,132
Government National Mortgage Assoc.	3.000%	04/20/45	1,890	1,837,821
Government National Mortgage Assoc.	3.000%	06/20/45	4,774	4,642,087
Government National Mortgage Assoc.	3.000%	08/20/45	90	87,123
Government National Mortgage Assoc.	3.000%	10/20/45	630	612,461
Government National Mortgage Assoc.	3.000%	04/20/46	11,003	10,684,781
Government National Mortgage Assoc.	3.000%	05/20/46	77	75,005
Government National Mortgage Assoc.	3.000%	06/20/46	1,756	1,704,292
Government National Mortgage Assoc.	3.000%	07/20/46	3,547	3,442,440
Government National Mortgage Assoc.	3.000%	08/20/46	610	592,235
Government National Mortgage Assoc.	3.000%	09/20/46	6,709	6,513,893
Government National Mortgage Assoc.	3.000%	10/20/46	222	215,796
Government National Mortgage Assoc.	3.000%	11/20/46	178	173,032
Government National Mortgage Assoc.	3.000%	12/20/46	587	568,886
Government National Mortgage Assoc.	3.000%	01/20/47	336	325,761
Government National Mortgage Assoc.	3.000%	03/20/47	770	747,234
Government National Mortgage Assoc.	3.000%	04/20/47	472	457,894
Government National Mortgage Assoc.	3.000%	06/20/47	48	46,357
Government National Mortgage Assoc.	3.000%	07/20/47	329	318,883
Government National Mortgage Assoc.	3.500%	TBA	13,669	13,591,690
Government National Mortgage Assoc.	3.500%	01/15/42	355	355,041
Government National Mortgage Assoc.	3.500%	04/15/43	539	536,983
Government National Mortgage Assoc.	3.500%	04/20/43	905	904,971
Government National Mortgage Assoc.	3.500%	05/20/43	542	541,828
Government National Mortgage Assoc.	3.500%	02/20/44	3,763	3,763,071
Government National Mortgage Assoc.	3.500%	05/20/45	434	432,591
Government National Mortgage Assoc.	3.500%	04/20/46	23,018	22,933,641
Government National Mortgage Assoc.	3.500%	05/20/46	855	851,853
Government National Mortgage Assoc.	3.500%	06/20/46	11,053	11,007,857
Government National Mortgage Assoc.	3.500%	07/20/46	1,826	1,818,268
Government National Mortgage Assoc.	3.500%	09/20/46	346	344,950
Government National Mortgage Assoc.	3.500%	10/20/46	478	475,904
Government National Mortgage Assoc.	3.500%	10/20/46	416	414,538
Government National Mortgage Assoc.	3.500%	10/20/46	205	204,752
Government National Mortgage Assoc.	3.500%	10/20/46	204	203,651
Government National Mortgage Assoc.	3.500%	10/20/46	175	174,732
Government National Mortgage Assoc.	3.500%	11/20/46	16,941	16,861,122
Government National Mortgage Assoc.	4.000%	TBA	51,941	52,756,637
Government National Mortgage Assoc.	4.000%	TBA	1,555	1,581,423
Government National Mortgage Assoc.	4.000%	04/20/39	30	30,476
Government National Mortgage Assoc.	4.000%	07/20/39	494	506,779
Government National Mortgage Assoc.	4.000%	10/20/40	529	542,668
Government National Mortgage Assoc.	4.000%	12/20/40	3,157	3,239,802
Government National Mortgage Assoc.	4.000%	01/20/41	89	91,162

A380

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%		03/15/41	416	$425,427
Government National Mortgage Assoc.	4.000%		10/20/46	115	117,761
Government National Mortgage Assoc.	4.333%	(cc)	04/20/62	1,109	1,118,017
Government National Mortgage Assoc.	4.415%	(cc)	05/20/63	1,142	1,161,229
Government National Mortgage Assoc.	4.488%	(cc)	12/20/64	879	890,641
Government National Mortgage Assoc.	4.500%		TBA	10,000	10,334,043
Government National Mortgage Assoc.	4.500%		TBA	4,097	4,233,858
Government National Mortgage Assoc.	4.500%		12/20/39	40	41,755
Government National Mortgage Assoc.	4.500%		01/20/40	50	51,919
Government National Mortgage Assoc.	4.500%		02/20/40	39	40,786
Government National Mortgage Assoc.	4.500%		05/20/40	344	360,714
Government National Mortgage Assoc.	4.500%		07/20/40	17	17,390
Government National Mortgage Assoc.	4.500%		09/20/40	18	19,076
Government National Mortgage Assoc.	4.500%		10/20/40	28	29,667
Government National Mortgage Assoc.	4.500%		07/20/41	172	178,084
Government National Mortgage Assoc.	4.500%		02/20/42	744	779,927
Government National Mortgage Assoc.	4.500%		03/15/47	175	183,601
Government National Mortgage Assoc.	4.500%		04/15/47	274	287,936
Government National Mortgage Assoc.	4.500%		04/15/47	183	192,043
Government National Mortgage Assoc.	4.500%		05/15/47	163	171,004
Government National Mortgage Assoc.	4.500%		09/20/48	931	969,675
Government National Mortgage Assoc.	4.508%	(cc)	05/20/63	1,169	1,189,963
Government National Mortgage Assoc.	4.510%	(cc)	09/20/62	1,022	1,034,108
Government National Mortgage Assoc.	4.529%	(cc)	06/20/62	2,516	2,541,786
Government National Mortgage Assoc.	4.529%	(cc)	10/20/64	1,406	1,439,722
Government National Mortgage Assoc.	4.531%	(cc)	01/20/63	187	190,051
Government National Mortgage Assoc.	4.581%	(cc)	12/20/64	4,757	4,948,091
Government National Mortgage Assoc.	4.592%	(cc)	02/20/64	2,737	2,811,687
Government National Mortgage Assoc.	4.659%	(cc)	04/20/62	2,153	2,173,543
Government National Mortgage Assoc.	4.660%	(cc)	08/20/64	3,794	3,957,262
Government National Mortgage Assoc.	4.688%	(cc)	05/20/65	1,213	1,261,310
Government National Mortgage Assoc.	4.700%	(cc)	05/20/61	29	29,227
Government National Mortgage Assoc.	5.000%		04/15/38	144	152,521
Government National Mortgage Assoc.	5.000%		08/15/38	197	208,971
Government National Mortgage Assoc.	5.000%		10/15/38	682	724,572
Government National Mortgage Assoc.	5.000%		10/15/38	14	14,342
Government National Mortgage Assoc.	5.000%		12/15/38	282	299,304
Government National Mortgage Assoc.	5.000%		01/15/39	79	83,941
Government National Mortgage Assoc.	5.000%		02/15/39	743	788,832
Government National Mortgage Assoc.	5.000%		02/15/39	217	230,827
Government National Mortgage Assoc.	5.000%		02/15/39	185	196,406
Government National Mortgage Assoc.	5.000%		02/15/39	157	167,104
Government National Mortgage Assoc.	5.000%		03/15/39	1,030	1,094,361
Government National Mortgage Assoc.	5.000%		04/15/39	254	270,134
Government National Mortgage Assoc.	5.000%		04/15/39	238	252,923
Government National Mortgage Assoc.	5.000%		05/15/39	737	782,661
Government National Mortgage Assoc.	5.000%		05/15/39	193	205,024
Government National Mortgage Assoc.	5.000%		11/15/39	437	463,685
Government National Mortgage Assoc.	5.000%		09/15/40	915	972,042
Government National Mortgage Assoc.	6.000%		05/15/37	7	7,913
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.724%	3.053%	(c)	05/20/66	1,009	1,019,945
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%		09/15/65	5,935	6,484,735
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.625%		09/15/60	1,030	1,202,931
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.875%		01/15/48	1,690	2,005,755

A381

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%	09/15/39	3,065	$3,757,046

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,011,347,876)				992,544,552

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bonds	2.875%	05/15/43	6,392	6,042,937
U.S. Treasury Bonds	2.875%	11/15/46	1,725	1,622,309
U.S. Treasury Bonds	3.000%	05/15/45	935	902,202
U.S. Treasury Bonds	3.000%	02/15/47	1,144	1,102,485
U.S. Treasury Bonds	3.000%	08/15/48	14,295	13,757,262
U.S. Treasury Bonds	3.125%	02/15/43	6,289	6,212,844
U.S. Treasury Bonds(a)	3.125%	05/15/48	28,860	28,475,576
U.S. Treasury Bonds	3.625%	08/15/43	6,002	6,440,662
U.S. Treasury Bonds	3.750%	11/15/43	6,370	6,974,901
U.S. Treasury Bonds	4.250%	05/15/39	1,657	1,932,347
U.S. Treasury Bonds	4.375%	11/15/39	1,615	1,916,362
U.S. Treasury Bonds	4.500%	08/15/39	1,609	1,938,531
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	25,340	25,867,872
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	14,930	14,848,593
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%	02/15/47	28,335	28,282,603
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	57,195	60,028,748
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	9,420	13,720,008
U.S. Treasury Notes	1.000%	10/15/19	16,126	15,850,724
U.S. Treasury Notes	1.125%	02/28/19	7,330	7,292,491
U.S. Treasury Notes	1.125%	06/30/21	11,288	10,768,576
U.S. Treasury Notes	1.250%	12/31/18	14,675	14,639,378
U.S. Treasury Notes	1.250%	03/31/19	4,100	4,075,977
U.S. Treasury Notes	1.250%	04/30/19	2,480	2,462,853
U.S. Treasury Notes	1.250%	05/31/19	9,120	9,044,475
U.S. Treasury Notes	1.250%	08/31/19	16,126	15,923,795
U.S. Treasury Notes	1.625%	06/30/20	10,079	9,876,633
U.S. Treasury Notes	1.625%	07/31/20	10,079	9,865,609
U.S. Treasury Notes	1.625%	10/31/23	8,869	8,313,648
U.S. Treasury Notes	1.875%	12/31/19	7,155	7,081,214
U.S. Treasury Notes	1.875%	04/30/22	11,288	10,891,597
U.S. Treasury Notes	2.000%	04/30/24	9,676	9,192,956
U.S. Treasury Notes	2.000%	05/31/24	9,676	9,185,019
U.S. Treasury Notes	2.000%	08/15/25	4,032	3,778,425
U.S. Treasury Notes	2.000%	11/15/26	16,529	15,291,908
U.S. Treasury Notes	2.125%	09/30/21	11,288	11,041,075
U.S. Treasury Notes	2.125%	12/31/22	9,320	9,017,464
U.S. Treasury Notes	2.250%	07/31/21	11,288	11,093,988
U.S. Treasury Notes	2.250%	01/31/24	8,869	8,554,774
U.S. Treasury Notes	2.250%	11/15/25	4,032	3,832,447
U.S. Treasury Notes	2.250%	02/15/27	21,810	20,529,515
U.S. Treasury Notes	2.250%	11/15/27	7,905	7,399,203
U.S. Treasury Notes	2.625%	08/31/20	20,095	20,022,784
U.S. Treasury Notes	2.625%	05/15/21	18,910	18,791,074
U.S. Treasury Notes	2.750%	08/31/23	21,325	21,138,406
U.S. Treasury Notes(a)	2.750%	08/31/25	9,335	9,181,483
U.S. Treasury Notes	2.750%	02/15/28	1,145	1,116,330
U.S. Treasury Notes	2.875%	09/30/23	20,590	20,518,418
U.S. Treasury Notes	2.875%	05/15/28	1,910	1,881,201
U.S. Treasury Notes(a)	2.875%	08/15/28	6,950	6,843,035
U.S. Treasury Notes	3.000%	09/30/25	12,585	12,570,744

TOTAL U.S. TREASURY OBLIGATIONS (cost $570,547,722)				567,133,461

A382

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS — 0.1%

Diversified Financial Services — 0.0%
Sentinel Energy Services, Inc., UTS*	94,154	$966,962

Energy Equipment & Services — 0.0%
Liberty Oilfield Services, Inc. (Class A Stock)(a)	27,189	586,467

Holding Companies-Diversified — 0.0%
Leisure Acquisition Corp., UTS*	11,112	113,620
Pure Acquisition Corp.*	3,652	35,443
Pure Acquisition Corp., UTS*	6,974	72,181

		221,244

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp.*(a)	58,916	603,889
Golden Entertainment, Inc.*	5,307	127,421
Scientific Games Corp.*(a)	3,530	89,662

		820,972

Household Durables — 0.0%
D.R. Horton, Inc.	4,481	189,009
William Lyon Homes (Class A Stock)*	8,311	132,062

		321,071

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp.*	8,389	208,718

Internet Software & Services — 0.0%
Eventbrite, Inc. (Class A Stock)*	30	1,139

IT Services — 0.0%
Everi Holdings, Inc.*	6,041	55,396

Media — 0.0%
Altice USA, Inc. (Class A Stock)	37,174	674,336

Oil, Gas & Consumable Fuels — 0.1%
CVR Energy, Inc.(a)	1,996	80,279
Delek US Holdings, Inc.	3,837	162,804
Energen Corp.*	8,123	699,959
Sunoco LP, MLP	17,829	526,847

		1,469,889

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc.*	97	3,384

TOTAL COMMON STOCKS (cost $5,512,697)		5,329,578

TOTAL LONG-TERM INVESTMENTS (cost $3,894,244,819)		3,823,024,187

SHORT-TERM INVESTMENTS — 13.2%

AFFILIATED MUTUAL FUNDS — 5.0%
PGIM Core Ultra Short Bond Fund(w)	125,542,572	125,542,572

A383

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

			Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $72,479,973; includes $72,342,368 of cash collateral for securities on loan)(b)(w)			72,470,144	$72,477,391

TOTAL AFFILIATED MUTUAL FUNDS
(cost $198,022,545)				198,019,963

			Principal Amount (000)#

BORROWED BOND AGREEMENTS — 0.1%
Barclays Capital Group, 1.250%, dated 09/21/18, open, due in the amount of $47,710			48	47,710
Barclays Capital Group, 1.600%, dated 07/31/18, open, due in the amount of $65,410			65	65,410
Barclays Capital Group, 1.600%, dated 08/20/18, open, due in the amount of $488,750			489	488,750
Citigroup Global Markets, 0.500%, dated 07/24/18, open, due in the amount of $441,100			441	441,100
Citigroup Global Markets, 1.250%, dated 07/17/18, open, due in the amount of $55,275			55	55,275
Credit Suisse Securities (USA), LLC, 0.750%, dated 09/21/18, open, due in the amount of $120,900			121	120,900
RBC Capital Markets, LLC, 0.000%, dated 07/31/18, open, due in the amount of $63,860			64	63,860
RBC Capital Markets, LLC, 0.450%, dated 09/10/18, open, due in the amount of $218,350			218	218,350
RBC Capital Markets, LLC, 1.100%, dated 07/17/18, open, due in the amount of $473,000			473	473,000
RBC Capital Markets, LLC, 1.350%, dated 07/31/18, open, due in the amount of $496,980			497	496,980
RBC Capital Markets, LLC, 1.400%, dated 08/08/18, open, due in the amount of $31,620			32	31,620
RBC Capital Markets, LLC, 1.500%, dated 07/31/18, open, due in the amount of $66,960			67	66,960
RBC Capital Markets, LLC, 1.650%, dated 07/31/18, open, due in the amount of $63,240			63	63,240

TOTAL BORROWED BOND AGREEMENTS (cost $2,633,155)				2,633,155

	Interest Rate	Maturity Date

CERTIFICATES OF DEPOSIT(n) — 0.2%
Canadian Imperial Bank of Commerce	2.660%	04/17/19	4,420	4,421,314
Mitsubishi UFJ Financial Group, Inc.	2.680%	04/17/19	4,430	4,431,596

TOTAL CERTIFICATES OF DEPOSIT (cost $8,850,000)				8,852,910

COMMERCIAL PAPER(n) — 0.4%
AT&T, Inc.	2.840%	12/06/18	2,840	2,825,929
AT&T, Inc.	2.965%	03/07/19	2,850	2,815,420
Societe Generale SA	2.722%	04/12/19	4,420	4,358,588
Sumitomo Mitsui Financial Group, Inc.	2.681%	04/17/19	4,420	4,356,256
Wells Fargo Bank NA.	2.700%	04/16/19	2,140	2,141,510

TOTAL COMMERCIAL PAPER (cost $16,493,130)				16,497,703

A384

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.2%
Federal Home Loan Bank	1.875%	10/01/18	31,790	$31,790,000
Federal Home Loan Bank	1.896%	10/10/18	3,635	3,633,081
Federal Home Loan Bank	1.955%	10/04/18	7,200	7,198,733
Federal Home Loan Bank	1.965%	10/04/18	225	224,960
Federal Home Loan Bank	1.976%	11/20/18	1,905	1,899,312

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $44,746,894)				44,746,086

U.S. TREASURY OBLIGATIONS(n) — 6.2%
U.S. Treasury Bills	1.932%	10/04/18	9,335	9,333,426
U.S. Treasury Bills	1.950%	10/25/18	1,028	1,026,674
U.S. Treasury Bills	1.973%	10/04/18	2,125	2,124,642
U.S. Treasury Bills	1.982%	11/01/18	500	499,112
U.S. Treasury Bills	2.088%	11/29/18	10,135	10,099,745
U.S. Treasury Bills	2.107%	12/13/18	72,000	71,689,568
U.S. Treasury Bills	2.131%	12/13/18	7,000	6,969,819
U.S. Treasury Bills	2.200%	01/17/19	31,780	31,571,555
U.S. Treasury Bills	2.250%	04/25/19	73,215	72,233,603
U.S. Treasury Bills	2.285%	03/14/19	1,150	1,138,042
U.S. Treasury Bills	2.292%	03/14/19	25,000	24,740,049
U.S. Treasury Bills	2.336%	04/25/19	5,925	5,845,579
U.S. Treasury Bills	2.369%	04/25/19	1,810	1,785,738
U.S. Treasury Bills	2.378%	07/18/19	880	862,650
U.S. Treasury Bills	2.379%	04/25/19	4,700	4,637,000

TOTAL U.S. TREASURY OBLIGATIONS
(cost $244,626,724)				244,557,202

OPTIONS PURCHASED~* — 0.1% (cost $4,505,348)				3,666,340

TOTAL SHORT-TERM INVESTMENTS (cost $519,877,796)				518,973,359

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 110.1% (cost $4,414,122,615)				4,341,997,546

SECURITIES SOLD SHORT
	Interest Rate	Maturity Date

BORROWED BONDS(f) — (0.1)%
Chesapeake Energy Corp.	8.000%	06/15/27	62	(63,240)
Everi Payments, Inc.	7.500%	12/15/25	55	(55,550)
Pampa Energia SA	7.500%	01/24/27	182	(160,997)
Sanchez Energy Corp.	6.125%	01/15/23	51	(29,070)
Southwestern Energy Co.	6.200%	01/23/25	502	(498,235)
Southwestern Energy Co.	7.500%	04/01/26	62	(64,945)
Southwestern Energy Co.	7.750%	10/01/27	440	(464,200)
Transocean, Inc.	5.800%	10/15/22	440	(438,350)
Transocean, Inc.	7.500%	01/15/26	62	(64,015)
Transocean, Inc.	9.000%	07/15/23	62	(67,425)
Vine Oil & Gas LP Vine Oil & Gas Finance Corp.	8.750%	04/15/23	500	(488,750)
Weatherford International Ltd.	7.750%	06/15/21	220	(218,900)

TOTAL BORROWED BONDS (proceeds received $2,600,201)				(2,613,677)

A385

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Value

OPTIONS WRITTEN~* — (0.0)%
(premiums received $837,830)	$(793,829)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 110.0% (cost $4,410,684,584)	4,338,590,040
Liabilities in excess of other assets(z) — (10.0)%	(395,108,466)

NET ASSETS — 100.0%	$3,943,481,574

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $65,406,111 and 1.7% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,704,774; cash collateral of $72,342,368 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Represents collateral for Borrowed Bond Agreements.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2018.
(r)	Principal amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp.	3.500%	TBA	10/16/18	(794)	$(797,467)
Federal Home Loan Mortgage Corp.	3.500%	TBA	10/11/18	(6,787)	(6,679,560)
Federal Home Loan Mortgage Corp.	5.500%	TBA	10/11/18	(7,170)	(7,639,971)
Federal National Mortgage Assoc.	2.000%	TBA	10/16/18	(3,599)	(3,373,971)
Federal National Mortgage Assoc.	3.500%	TBA	11/13/18	(978)	(961,052)
Federal National Mortgage Assoc.	3.500%	TBA	10/16/18	(2,988)	(3,003,057)
Federal National Mortgage Assoc.	4.000%	TBA	10/16/18	(3,794)	(3,869,732)
Federal National Mortgage Assoc.	4.000%	TBA	10/11/18	(50,463)	(50,955,802)
Federal National Mortgage Assoc.	4.500%	TBA	10/11/18	(15,142)	(15,619,418)
Federal National Mortgage Assoc.	5.000%	TBA	10/11/18	(5,301)	(5,564,424)
Federal National Mortgage Assoc.	6.000%	TBA	10/11/18	(7,642)	(8,255,449)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $107,209,221)					$(106,719,903)

A386

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Future Notes	Put	10/05/18	$ 118.50	2,042	2,042	$255,249

(cost $602,475)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Natwest Markets PLC	10/05/18	3.80	—	980	$59,766
Currency Option USD vs BRL	Call	Natwest Markets PLC	10/10/18	3.85	—	1,900	96,886
Currency Option USD vs BRL	Call	Morgan Stanley	10/10/18	4.00	—	1,900	43,913
Currency Option USD vs BRL	Call	BNP Paribas	10/10/18	4.25	—	950	3,067
Currency Option USD vs BRL	Call	BNP Paribas	11/21/18	4.09	—	1,068	37,090
Currency Option USD vs TWD	Call	Bank of America	10/05/18	31.00	—	995	28
Currency Option USD vs ZAR	Call	BNP Paribas	10/11/18	13.75	—	590	18,671
FV USD JPY	Call	Deutsche Bank AG	04/03/19	8.73%	—	7,256	44,480
FV USD JPY	Call	Deutsche Bank AG	04/03/19	8.90%	—	3,549	25,204
FV USD JPY	Call	Deutsche Bank AG	04/03/19	8.90%	—	3,549	25,204
Currency Option USD vs BRL	Put	BNP Paribas	10/04/18	4.10	—	686	12,564
Currency Option USD vs BRL	Put	Morgan Stanley	10/05/18	4.12	—	750	17,181
Currency Option USD vs BRL	Put	Deutsche Bank AG	10/11/18	4.08	—	750	10,455
Currency Option USD vs BRL	Put	Deutsche Bank AG	10/31/18	3.60	—	125	19,651
Currency Option USD vs BRL	Put	Deutsche Bank AG	11/08/18	3.90	—	2,318	10,361
Currency Option USD vs CAD	Put	Deutsche Bank AG	10/09/18	1.29	—	18,757	72,527
Currency Option USD vs MXN	Put	Morgan Stanley	10/04/18	18.00	—	3,740	121
Currency Option USD vs MXN	Put	Citigroup Global Markets	10/19/18	19.00	—	1,634	29,700
Currency Option USD vs MXN	Put	Morgan Stanley	10/25/18	16.50	—	125	132
Currency Option USD vs TRY	Put	Citigroup Global Markets	10/19/18	4.50	—	9,808	3
Currency Option USD vs TRY	Put	Citigroup Global Markets	10/19/18	6.36	—	410	18,811
Currency Option USD vs ZAR	Put	JPMorgan Chase	10/11/18	13.35	—	787	165
Currency Option USD vs ZAR	Put	Hong Kong & Shanghai Bank	10/18/18	12.63	—	7,362	139
Currency Option USD vs ZAR	Put	Hong Kong & Shanghai Bank	10/18/18	12.63	—	5,313	101
Currency Option USD vs ZAR	Put	Citigroup Global Markets	10/18/18	13.80	—	649	3,102
Currency Option USD vs ZAR	Put	Citigroup Global Markets	10/18/18	14.50	—	649	19,898

Total OTC Traded (cost $614,242)							$569,220

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/29/48	Call	JPMorgan Chase	04/27/38	3.04%	3.04	%(S)	3 Month LIBOR(Q)	29,940	$ 1,306,790

A387

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/29/48	Call	JPMorgan Chase	04/27/38	3.04%	3.04%(S)	3 Month LIBOR(Q)	2,445	$106,717
10- Year Interest Rate Swap, 10/10/28	Put	Citigroup Global Markets	10/05/18	3.21%	3 Month LIBOR(Q)	3.21%(S)	56,133	10,545
10- Year Interest Rate Swap, 10/10/28	Put	Citigroup Global Markets	10/05/18	3.21%	3 Month LIBOR(Q)	3.21%(S)	6,957	1,307
10- Year Interest Rate Swap, 04/29/48	Put	JPMorgan Chase	04/27/38	3.04%	3 Month LIBOR(Q)	3.04%(S)	29,940	1,309,568
10- Year Interest Rate Swap, 04/29/48	Put	JPMorgan Chase	04/27/38	3.04%	3 Month LIBOR(Q)	3.04%(S)	2,445	106,944

Total OTC Swaptions (cost $3,288,631)								$2,841,871

Total Options Purchased (cost $4,505,348)								$3,666,340

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 2 Year Midcurve (premiums received $184,116)	Put	12/14/18	$96.75	1,497	3,743	$(271,331)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	BNP Paribas	10/04/18	4.45	—	686	$(16)
Currency Option USD vs BRL	Call	Natwest Markets PLC	10/05/18	3.96	—	1,471	(36,290)
Currency Option USD vs BRL	Call	Natwest Markets PLC	10/10/18	4.00	—	1,900	(43,913)
Currency Option USD vs BRL	Call	Morgan Stanley	10/10/18	4.25	—	1,900	(6,135)
Currency Option USD vs BRL	Call	Goldman Sachs & Co.	11/21/18	4.10	—	980	(33,051)
Currency Option USD vs BRL	Call	BNP Paribas	11/21/18	4.11	—	1,068	(30,987)
Currency Option USD vs ZAR	Call	JPMorgan Chase	10/11/18	13.75	—	590	(18,671)
Currency Option USD vs BRL	Put	Deutsche Bank AG	10/05/18	4.12	—	750	(17,180)
Currency Option USD vs BRL	Put	Morgan Stanley	10/11/18	4.08	—	750	(10,346)
Currency Option USD vs CAD	Put	Barclays Capital Group	10/09/18	1.29	—	18,757	(72,527)
Currency Option USD vs TRY	Put	BNP Paribas	10/19/18	4.50	—	9,808	(3)
Currency Option USD vs TRY	Put	Citigroup Global Markets	10/19/18	5.96	—	615	(5,055)
Currency Option USD vs ZAR	Put	Citigroup Global Markets	10/18/18	13.80	—	974	(4,654)

Total OTC Traded (premiums received $285,888)							$(278,828)

A388

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 12/03/20	Call	JPMorgan Chase	11/29/18	2.78%	3 Month LIBOR(Q)	2.78%(S)	195,910	$(23,405)
2- Year Interest Rate Swap, 12/03/20	Call	JPMorgan Chase	11/29/18	2.78%	3 Month LIBOR(Q)	2.78%(S)	22,402	(2,676)
2- Year Interest Rate Swap, 12/03/20	Put	JPMorgan Chase	11/29/18	3.08%	3.08%(S)	3 Month LIBOR(Q)	195,910	(195,261)
2- Year Interest Rate Swap, 12/03/20	Put	JPMorgan Chase	11/29/18	3.08%	3.08%(S)	3 Month LIBOR(Q)	22,402	(22,328)

Total OTC Swaptions (premiums received $367,826)								$(243,670)

Total Options Written (premiums received $837,830)								$(793,829)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,989	90 Day Euro Dollar	Mar. 2020	$723,599,538	$(953,698)
3,038	2 Year U.S. Treasury Notes	Dec. 2018	640,211,034	(1,488,229)
2,481	5 Year U.S. Treasury Notes	Dec. 2018	279,054,353	(1,609,936)
396	10 Year U.S. Treasury Notes	Dec. 2018	47,037,375	106,984
265	10 Year U.S. Ultra Treasury Notes	Dec. 2018	33,390,000	(552,425)
37	20 Year U.S. Treasury Bonds	Dec. 2018	5,198,500	(7,937)
631	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	97,351,469	(3,262,230)
450	Euro Schatz. DUA Index	Dec. 2018	58,399,320	7,872
38	Euro-BTP Italian Government Bond	Dec. 2018	5,463,804	(108,732)

				(7,868,331)

Short Positions:
447	90 Day Euro Dollar	Dec. 2020	108,213,113	94,987
2,487	90 Day Euro Dollar	Mar. 2021	602,195,963	755,998
1	10 Year Euro-Bund	Dec. 2018	184,363	1,881
28	10 Year Japanese Bonds	Dec. 2018	36,987,502	54,744
9	S&P 500 E-Mini Index	Dec. 2018	1,313,550	(10,260)

				897,350

				$(6,970,981)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/09/18	JPMorgan Chase	ARS	2,994	$75,500	$71,392	$ —	$(4,108)
Expiring 11/02/18	BNP Paribas	ARS	3,625	85,000	83,695	—	(1,305)
Expiring 11/02/18	Citigroup Global Markets	ARS	4,372	102,500	100,926	—	(1,574)
Expiring 11/02/18	JPMorgan Chase	ARS	6,988	165,000	161,324	—	(3,676)
Expiring 11/02/18	JPMorgan Chase	ARS	6,963	165,000	160,752	—	(4,248)
Expiring 11/30/18	BNP Paribas	ARS	7,079	165,000	157,914	—	(7,086)
Expiring 11/30/18	BNP Paribas	ARS	3,935	95,000	87,784	—	(7,216)
Expiring 11/30/18	BNP Paribas	ARS	3,510	84,120	78,312	—	(5,808)

A389

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 11/30/18	BNP Paribas	ARS	3,313	$78,880	$73,909	$—	$(4,971)
Expiring 11/30/18	BNP Paribas	ARS	3,150	77,500	70,282	—	(7,218)
Expiring 11/30/18	Citigroup Global Markets	ARS	3,542	85,000	79,017	—	(5,983)
Expiring 11/30/18	JPMorgan Chase	ARS	3,396	80,000	75,761	—	(4,239)
Expiring 12/28/18	Citigroup Global Markets	ARS	10,205	248,000	221,443	—	(26,557)
Australian Dollar,
Expiring 10/24/18	JPMorgan Chase	AUD	531	384,648	383,652	—	(996)
Expiring 12/19/18	Morgan Stanley	AUD	229	165,268	165,641	373	—
Brazilian Real,
Expiring 10/02/18	Barclays Capital Group	BRL	812	196,080	200,977	4,897	—
Expiring 10/02/18	Goldman Sachs & Co.	BRL	10,153	2,481,000	2,513,109	32,109	—
Expiring 10/02/18	Goldman Sachs & Co.	BRL	5,475	1,337,890	1,355,371	17,481	—
Expiring 10/02/18	Goldman Sachs & Co.	BRL	1,336	318,630	330,617	11,987	—
Expiring 10/02/18	Morgan Stanley	BRL	820	196,080	202,923	6,843	—
Expiring 11/05/18	BNP Paribas	BRL	5,694	1,422,000	1,405,516	—	(16,484)
Expiring 11/05/18	BNP Paribas	BRL	5,014	1,240,500	1,237,794	—	(2,706)
Expiring 11/05/18	UBS AG	BRL	4,993	1,240,500	1,232,588	—	(7,912)
Expiring 11/26/18	Hong Kong & Shanghai Bank	BRL	1,800	439,000	443,462	4,462	—
Canadian Dollar,
Expiring 12/19/18	Barclays Capital Group	CAD	5,707	4,390,000	4,426,437	36,437	—
Chilean Peso,
Expiring 10/09/18	UBS AG	CLP	246,949	357,120	375,511	18,391	—
Expiring 10/24/18	Citigroup Global Markets	CLP	724,392	1,068,000	1,101,975	33,975	—
Expiring 10/26/18	Barclays Capital Group	CLP	399,248	595,200	607,386	12,186	—
Expiring 10/26/18	Barclays Capital Group	CLP	286,557	427,200	435,947	8,747	—
Expiring 11/09/18	BNP Paribas	CLP	235,753	357,120	358,695	1,575	—
Euro,
Expiring 10/03/18	Goldman Sachs & Co.	EUR	1,335	1,559,820	1,550,623	—	(9,197)
Expiring 12/13/19	JPMorgan Chase	EUR	5,860	7,169,827	7,084,030	—	(85,797)
Expiring 02/25/20	JPMorgan Chase	EUR	5,860	7,221,542	7,134,001	—	(87,541)
Indonesian Rupiah,
Expiring 10/12/18	JPMorgan Chase	IDR	10,024,560	663,000	671,575	8,575	—
Expiring 10/31/18	Barclays Capital Group	IDR	22,058,295	1,497,000	1,474,312	—	(22,688)
Japanese Yen,
Expiring 10/10/18	Bank of New York Mellon	JPY	47,073	426,600	414,670	—	(11,930)
Expiring 11/05/18	JPMorgan Chase	JPY	2,366,916	21,030,802	20,890,990	—	(139,812)
Expiring 11/26/18	JPMorgan Chase	JPY	2,934,415	26,112,668	25,940,618	—	(172,050)
Expiring 03/16/20	JPMorgan Chase	JPY	780,270	7,230,078	7,208,279	—	(21,799)
Mexican Peso,
Expiring 10/01/18	BNP Paribas	MXN	35,187	1,870,000	1,879,263	9,263	—
Expiring 10/09/18	Citigroup Global Markets	MXN	2,931	150,083	156,325	6,242	—
Expiring 10/09/18	Hong Kong & Shanghai Bank	MXN	5,377	275,448	286,769	11,321	—
Expiring 10/09/18	Morgan Stanley	MXN	3,226	165,269	172,067	6,798	—
Expiring 10/17/18	Goldman Sachs & Co.	MXN	30,162	1,592,400	1,606,349	13,949	—
Expiring 10/19/18	JPMorgan Chase	MXN	24,615	1,309,000	1,310,423	1,423	—
Expiring 10/23/18	NatWest Markets PLC	MXN	7,698	408,500	409,539	1,039	—
Expiring 11/26/18	Barclays Capital Group	MXN	7,856	411,000	415,843	4,843	—
Expiring 11/26/18	Barclays Capital Group	MXN	6,060	317,000	320,736	3,736	—
Expiring 11/26/18	Hong Kong & Shanghai Bank	MXN	48,970	2,515,000	2,591,988	76,988	—
New Taiwanese Dollar,
Expiring 10/05/18	Morgan Stanley	TWD	16,607	540,000	544,162	4,162	—

A390

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 12/19/18	Deutsche Bank AG	NZD	210	$138,958	$139,266	$308	$—
Norwegian Krone,
Expiring 12/19/18	Deutsche Bank AG	NOK	12,255	1,507,000	1,511,280	4,280	—
Expiring 12/19/18	Deutsche Bank AG	NOK	5,245	645,000	646,840	1,840	—
Russian Ruble,
Expiring 10/05/18	BNP Paribas	RUB	169,516	2,642,000	2,585,684	—	(56,316)
Expiring 10/26/18	Goldman Sachs & Co.	RUB	35,077	530,800	533,858	3,058	—
South African Rand,
Expiring 10/01/18	JPMorgan Chase	ZAR	23,389	1,592,400	1,653,288	60,888	—
Expiring 10/03/18	Bank of New York Mellon	ZAR	9,991	696,569	706,039	9,470	—
Expiring 10/05/18	Goldman Sachs & Co.	ZAR	16,311	1,061,600	1,152,337	90,737	—
Expiring 10/16/18	Deutsche Bank AG	ZAR	12,962	851,132	914,353	63,221	—
Expiring 11/01/18	Bank of New York Mellon	ZAR	22,927	1,592,400	1,613,749	21,349	—
Expiring 11/05/18	JPMorgan Chase	ZAR	7,503	530,800	527,806	—	(2,994)
South Korean Won,
Expiring 10/02/18	BNP Paribas	KRW	1,466,163	1,309,000	1,321,872	12,872	—
Swiss Franc,
Expiring 10/12/18	Citigroup Global Markets	CHF	60	60,859	61,581	722	—
Expiring 10/12/18	UBS AG	CHF	14	14,114	13,996	—	(118)
Turkish Lira,
Expiring 10/05/18	BNP Paribas	TRY	2,981	472,000	491,637	19,637	—
Expiring 10/22/18	BNP Paribas	TRY	3,938	617,200	642,260	25,060	—

				$114,849,605	$114,778,520	651,244	(722,329)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/16/18	JPMorgan Chase	ARS	2,671	$67,905	$63,077	$4,828	$—
Expiring 10/16/18	JPMorgan Chase	ARS	2,671	67,905	63,077	4,828	—
Expiring 10/16/18	Morgan Stanley	ARS	2,734	69,570	64,575	4,995	—
Expiring 10/16/18	Morgan Stanley	ARS	2,661	67,904	62,836	5,068	—
Expiring 11/30/18	JPMorgan Chase	ARS	17,053	493,000	380,432	112,568	—
Expiring 12/28/18	Citigroup Global Markets	ARS	8,965	248,000	194,536	53,464	—
Brazilian Real,
Expiring 10/02/18	Barclays Capital Group	BRL	3,578	861,000	885,781	—	(24,781)
Expiring 10/02/18	Barclays Capital Group	BRL	1,419	343,000	351,268	—	(8,268)
Expiring 10/02/18	BNP Paribas	BRL	4,020	980,400	994,969	—	(14,569)
Expiring 10/02/18	Goldman Sachs & Co.	BRL	1,618	392,160	400,507	—	(8,347)
Expiring 10/02/18	Goldman Sachs & Co.	BRL	1,573	382,000	389,280	—	(7,280)
Expiring 10/02/18	Goldman Sachs & Co.	BRL	1,221	294,120	302,258	—	(8,138)
Expiring 10/02/18	Morgan Stanley	BRL	2,370	568,800	586,764	—	(17,964)
Expiring 10/02/18	Morgan Stanley	BRL	2,060	490,200	510,025	—	(19,825)
Expiring 10/02/18	UBS AG	BRL	2,341	561,000	579,488	—	(18,488)
Expiring 11/05/18	Goldman Sachs & Co.	BRL	10,180	2,481,000	2,513,132	—	(32,132)
Expiring 11/05/18	Goldman Sachs & Co.	BRL	5,490	1,337,890	1,355,383	—	(17,493)
Expiring 11/05/18	Goldman Sachs & Co.	BRL	1,374	343,000	339,204	3,796	—
Expiring 11/26/18	Goldman Sachs & Co.	BRL	1,800	439,000	443,462	—	(4,462)
Canadian Dollar,
Expiring 12/19/18	Citigroup Global Markets	CAD	5,707	4,390,000	4,426,481	—	(36,481)

A391

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso,
Expiring 10/09/18	BNP Paribas	CLP	235,919	$357,120	$358,740	$—	$(1,620)
Euro,
Expiring 10/03/18	Morgan Stanley	EUR	1,335	1,567,178	1,550,623	16,555	—
Expiring 10/16/18	Standard Chartered PLC	EUR	277	321,667	321,973	—	(306)
Expiring 12/13/19	Deutsche Bank AG	EUR	5,860	7,600,420	7,084,030	516,390	—
Expiring 02/25/20	Deutsche Bank AG	EUR	5,860	7,649,644	7,134,000	515,644	—
Indonesian Rupiah,
Expiring 10/12/18	Barclays Capital Group	IDR	5,385,497	356,000	360,791	—	(4,791)
Expiring 10/19/18	Barclays Capital Group	IDR	3,835,328	259,954	256,722	3,232	—
Expiring 10/19/18	Morgan Stanley	IDR	14,384,119	970,392	962,815	7,577	—
Expiring 10/26/18	Morgan Stanley	IDR	16,200,000	1,080,000	1,083,441	—	(3,441)
Expiring 10/26/18	Morgan Stanley	IDR	16,200,000	1,080,000	1,083,441	—	(3,441)
Japanese Yen,
Expiring 11/05/18	NatWest Markets PLC	JPY	2,366,916	21,445,012	20,890,990	554,022	—
Expiring 11/26/18	Barclays Capital Group	JPY	20,965	190,238	185,334	4,904	—
Expiring 11/26/18	Standard Chartered PLC	JPY	530,150	4,756,936	4,686,596	70,340	—
Expiring 11/26/18	Toronto Dominion	JPY	2,383,300	21,634,423	21,068,688	565,735	—
Expiring 03/16/20	Hong Kong & Shanghai Bank	JPY	780,270	7,788,680	7,208,278	580,402	—
Mexican Peso,
Expiring 10/01/18	Barclays Capital Group	MXN	9,334	488,200	498,527	—	(10,327)
Expiring 10/01/18	BNP Paribas	MXN	7,444	395,808	397,561	—	(1,753)
Expiring 10/01/18	NatWest Markets PLC	MXN	14,946	794,795	798,240	—	(3,445)
Expiring 10/01/18	NatWest Markets PLC	MXN	7,473	397,397	399,119	—	(1,722)
Expiring 10/01/18	UBS AG	MXN	7,718	411,000	412,214	—	(1,214)
Expiring 10/09/18	Goldman Sachs & Co.	MXN	7,688	408,500	410,005	—	(1,505)
Expiring 10/23/18	UBS AG	MXN	15,430	817,000	820,894	—	(3,894)
Expiring 11/01/18	Barclays Capital Group	MXN	11,665	617,200	619,695	—	(2,495)
Expiring 11/26/18	Citigroup Global Markets	MXN	15,753	817,000	833,833	—	(16,833)
Expiring 11/26/18	NatWest Markets PLC	MXN	50,245	2,605,800	2,659,457	—	(53,657)
New Taiwanese Dollar,
Expiring 10/05/18	Deutsche Bank AG	TWD	16,601	540,000	543,944	—	(3,944)
Expiring 10/26/18	Bank of America	TWD	27,094	884,688	889,011	—	(4,323)
Expiring 10/26/18	Morgan Stanley	TWD	27,079	884,736	888,537	—	(3,801)
Expiring 10/26/18	Morgan Stanley	TWD	27,068	884,576	888,173	—	(3,597)
Russian Ruble,
Expiring 10/05/18	Barclays Capital Group	RUB	27,379	427,000	417,617	9,383	—
Expiring 10/05/18	Deutsche Bank AG	RUB	140,664	2,215,000	2,145,588	69,412	—
South African Rand,
Expiring 10/03/18	Goldman Sachs & Co.	ZAR	9,991	751,011	706,038	44,973	—
Expiring 10/05/18	Barclays Capital Group	ZAR	1,969	129,814	139,127	—	(9,313)
Expiring 10/05/18	JPMorgan Chase	ZAR	7,472	530,800	527,907	2,893	—
Expiring 10/05/18	Morgan Stanley	ZAR	6,086	400,986	429,952	—	(28,966)
Expiring 10/16/18	Bank of New York Mellon	ZAR	82,583	5,999,655	5,825,525	174,130	—
Expiring 10/22/18	Goldman Sachs & Co.	ZAR	4,673	324,500	329,393	—	(4,893)
Expiring 10/31/18	Barclays Capital Group	ZAR	886	61,587	62,387	—	(800)
Expiring 10/31/18	BNP Paribas	ZAR	443	30,794	31,169	—	(375)
Expiring 10/31/18	Hong Kong & Shanghai Bank	ZAR	1,877	130,483	132,128	—	(1,645)
Expiring 10/31/18	Morgan Stanley	ZAR	4,426	307,936	311,593	—	(3,657)
Expiring 11/01/18	Citigroup Global Markets	ZAR	1,046	72,400	73,588	—	(1,188)
Expiring 11/01/18	JPMorgan Chase	ZAR	5,786	400,000	407,224	—	(7,224)
Expiring 11/01/18	JPMorgan Chase	ZAR	2,311	160,000	162,679	—	(2,679)
Expiring 11/01/18	NatWest Markets PLC	ZAR	11,557	800,000	813,479	—	(13,479)

A392

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 11/01/18	NatWest Markets PLC	ZAR	2,310	$160,000	$162,588	$—	$(2,588)
Expiring 12/03/18	Bank of New York Mellon	ZAR	9,991	690,985	700,209	—	(9,224)
South Korean Won,
Expiring 10/02/18	Barclays Capital Group	KRW	1,460,163	1,309,000	1,316,463	—	(7,463)
Expiring 11/02/18	BNP Paribas	KRW	1,465,180	1,309,000	1,321,868	—	(12,868)
Swiss Franc,
Expiring 10/12/18	BNP Paribas	CHF	187	188,226	191,240	—	(3,014)
Turkish Lira,
Expiring 10/05/18	Goldman Sachs & Co.	TRY	1,657	267,000	273,200	—	(6,200)
Expiring 10/22/18	Bank of New York Mellon	TRY	546	87,200	88,955	—	(1,755)
Expiring 10/22/18	BNP Paribas	TRY	2,235	360,000	364,488	—	(4,488)
Expiring 10/22/18	Hong Kong & Shanghai Bank	TRY	563	90,000	91,840	—	(1,840)
Expiring 10/22/18	Morgan Stanley	TRY	501	80,000	81,653	—	(1,653)

				$120,165,595	$117,310,105	3,325,139	(469,649)

						$3,976,383	$(1,191,978)

Cross currency exchange contract outstanding at September 30, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
12/19/18	Buy	AUD	2,152	SEK	13,787	$—	$(6,384)	JPMorgan Chase
12/19/18	Buy	CAD	3,289	EUR	2,152	34,730	—	Morgan Stanley
12/19/18	Buy	EUR	2,152	JPY	284,642	—	(6,198)	Bank of New York Mellon
12/19/18	Buy	EUR	1,075	CAD	1,634	—	(10,246)	Morgan Stanley
12/19/18	Buy	EUR	1,077	CAD	1,638	—	(10,866)	Morgan Stanley
12/19/18	Buy	JPY	222,162	NZD	3,013	—	(29,158)	Citigroup Global Markets
12/19/18	Buy	JPY	281,299	EUR	2,152	—	(23,430)	JPMorgan Chase
12/19/18	Buy	NZD	861	JPY	64,340	659	—	JPMorgan Chase
12/19/18	Buy	NZD	861	JPY	64,256	1,499	—	JPMorgan Chase
12/19/18	Buy	SEK	4,564	AUD	715	159	—	Morgan Stanley
12/19/18	Buy	SEK	9,172	AUD	1,437	319	—	Morgan Stanley

						$37,366	(86,282)

A393

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Beazer Homes USA, Inc.	06/20/20	5.000	%(Q)	350	$(24,836)	$(31,840)	$7,004	Barclays Capital Group
HCA, Inc.	06/20/20	5.000	%(Q)	505	(41,866)	(42,967)	1,101	JPMorgan Chase
HCA, Inc.	06/20/20	5.000	%(Q)	150	(12,435)	(12,821)	386	JPMorgan Chase
Kingdom of Bahrain	12/20/23	1.000	%(Q)	135	12,884	15,490	(2,606)	JPMorgan Chase
Republic of Argentina	12/20/23	5.000	%(Q)	680	20,914	30,676	(9,762)	Hong Kong & Shanghai Bank
Republic of Argentina	12/20/23	5.000	%(Q)	138	4,247	6,124	(1,877)	Citigroup Global Markets
Republic of Brazil	12/20/23	1.000	%(Q)	5,054	367,874	441,762	(73,888)	Hong Kong & Shanghai Bank
Republic of Brazil	12/20/23	1.000	%(Q)	1,740	126,660	151,763	(25,103)	Goldman Sachs & Co.
Republic of Colombia	12/20/23	1.000	%(Q)	331	1,514	1,848	(334)	Citigroup Global Markets
Republic of Philippines	12/20/23	1.000	%(Q)	3,178	(34,902)	(23,741)	(11,161)	BNP Paribas
Republic of South Africa	12/20/23	1.000	%(Q)	875	41,087	50,886	(9,799)	Morgan Stanley
United Mexican States	06/20/20	1.000	%(Q)	1,765	(15,753)	15,519	(31,272)	JPMorgan Chase
United Mexican States	09/20/20	1.000	%(Q)	1,765	(17,237)	23,388	(40,625)	Bank of America
United Mexican States	12/20/23	1.000	%(Q)	5,891	34,018	42,548	(8,530)	Goldman Sachs & Co.
United Mexican States	12/20/23	1.000	%(Q)	1,080	6,237	8,258	(2,021)	Citigroup Global Markets
United Mexican States	12/20/23	1.000	%(Q)	630	3,638	4,817	(1,179)	Citigroup Global Markets

					$472,044	$681,710	$(209,666)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Beazer Homes USA, Inc.	06/20/23	5.000	%(Q)	350	4.139%	$12,801	$29,259	$(16,458)	Barclays Capital Group
Beazer Homes USA, Inc.	06/20/23	5.000	%(Q)	167	4.139%	6,108	7,442	(1,334)	Goldman Sachs & Co.
Beazer Homes USA, Inc.	06/20/23	5.000	%(Q)	100	4.139%	3,665	4,572	(907)	Goldman Sachs & Co.
United Mexican States	06/20/20	1.000	%(Q)	1,765	0.511%	15,753	(18,087)	33,840	Bank of America
United Mexican States	09/20/20	1.000	%(Q)	1,765	0.492%	17,237	(20,290)	37,527	JPMorgan Chase

						$55,564	$2,896	$52,668

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29.V1	12/20/22	5.000	%(Q)	2,340	$(154,665)	$(191,536)	$(36,871)
CDX.NA.HY.30.V1	06/20/23	5.000	%(Q)	4,330	(292,904)	(345,000)	(52,096)

A394

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CDX.NA.IG.31.V1	12/20/23	1.000	%(Q)	21,808	$(413,332)	$(428,125)	$(14,793)

					$(860,901)	$(964,661)	$(103,760)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	1,504	$ (15,347)	$468	$(15,815)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	1,308	(13,340)	(984)	(12,356)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	934	(9,529)	187	(9,716)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000	%(M)	200	23,486	19,354	4,132	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000	%(M)	902	806	15,426	(14,620)	Credit Suisse First Boston Corp.
CMBX.NA.9.A	09/17/58	2.000	%(M)	500	447	9,238	(8,791)	Credit Suisse First Boston Corp.
CMBX.NA.9.A	09/17/58	2.000	%(M)	290	259	5,871	(5,612)	Citigroup Global Markets
CMBX.NA.9.A	09/17/58	2.000	%(M)	290	259	5,513	(5,254)	Credit Suisse First Boston Corp.
CMBX.NA.9.A	09/17/58	2.000	%(M)	150	134	3,035	(2,901)	Goldman Sachs & Co.
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	930	(7,280)	11,466	(18,746)	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	750	(5,871)	9,380	(15,251)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	630	(4,931)	7,767	(12,698)	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	530	(4,149)	6,534	(10,683)	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	340	(2,661)	4,602	(7,263)	Morgan Stanley

					$ (37,717)	$97,857	$(135,574)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000	%(M)	200	*	$(23,486)	$(16,565)	$(6,921)	Credit Suisse First Boston Corp.
CMBX.NA.7.AAA	01/17/47	0.500	%(M)	5,000	*	58,766	(167,075)	225,841	Morgan Stanley
CMBX.NA.8.A	10/17/57	2.000	%(M)	390	*	(2,887)	(22,382)	19,495	Goldman Sachs &Co.
CMBX.NA.8.A	10/17/57	2.000	%(M)	160	0.492%	(1,185)	(16,825)	15,640	Goldman Sachs &Co.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	720	*	(42,672)	(64,660)	21,988	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	530	0.890%	(31,411)	(58,267)	26,856	Deutsche Bank AG
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	231	*	(13,690)	(24,607)	10,917	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	189	*	(11,201)	(23,258)	12,057	Deutsche Bank AG

A395

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2) (cont’d.):
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	170	*	$(10,075)	$(21,727)	$11,652	Morgan Stanley
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	160	*	(9,483)	(19,980)	10,497	Morgan Stanley
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	150	*	(8,890)	(14,474)	5,584	Morgan Stanley
CBMX.NA.9.BBB-	09/17/58	3.000	%(M)	63	*	(3,152)	(7,761)	4,609	Morgan Stanley
CMBX.NA.10.A	11/17/59	2.000	%(M)	760	*	2,046	(34,891)	36,937	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000	%(M)	380	*	1,023	(17,736)	18,759	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000	%(M)	25	*	(1,251)	(2,259)	1,008	JPMorgan Chase

						$(97,548)	$(512,467)	$414,919

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
EUR	8,400	06/15/28	1.631%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(901)	$(901)
EUR	1,070	06/15/28	1.605%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(3,593)	(3,593)

					$—	$(4,494)	$(4,494)

A396

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
MXN	172,790	01/28/19	7.361%(M)	28 Day Mexican Interbank Rate(1)(M)	$—	$28,478	$28,478
MXN	60,023	02/22/21	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(18,544)	(18,544)
MXN	123,395	09/24/21	7.860%(M)	28 Day Mexican Interbank Rate(2)(M)	140	(2,081)	(2,221)
MXN	122,616	09/24/21	7.870%(M)	28 Day Mexican Interbank Rate(2)(M)	133	(294)	(427)
MXN	28,435	10/14/22	7.105%(M)	28 Day Mexican Interbank Rate(1)(M)	(35)	41,269	41,304
MXN	21,573	10/14/22	7.110%(M)	28 Day Mexican Interbank Rate(1)(M)	(26)	31,106	31,132
MXN	18,660	07/17/25	6.320%(M)	28 Day Mexican Interbank Rate(2)(M)	111	(91,772)	(91,883)
	620	08/25/25	2.130%(S)	3 Month LIBOR(2)(Q)	—	(37,572)	(37,572)
	437	09/11/25	2.272%(S)	3 Month LIBOR(1)(Q)	—	22,699	22,699
	1,186	08/23/26	2.915%(S)	3 Month LIBOR(1)(Q)	—	13,484	13,484
	350	03/14/28	2.938%(S)	3 Month LIBOR(1)(Q)	—	4,695	4,695
	160	03/19/28	2.889%(S)	3 Month LIBOR(1)(Q)	—	3,219	3,219
ZAR	17,970	03/06/28	7.660%(Q)	3 Month JIBAR(1)(Q)	39	66,611	66,572
ZAR	17,705	03/06/28	7.640%(Q)	3 Month JIBAR(1)(Q)	37	67,363	67,326
ZAR	14,475	06/20/28	7.918%(Q)	3 Month JIBAR(1)(Q)	—	38,561	38,561
ZAR	12,123	06/20/28	7.895%(Q)	3 Month JIBAR(1)(Q)	—	33,615	33,615

					$399	$200,837	$200,438

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	41,000	01/02/20	8.525%(T)	1 Day BROIS(1)(T)	$(35,346)	$—	$(35,346)	Goldman Sachs & Co.
MXN	65,954	11/21/18	7.060%(M)	28 Day Mexican Interbank Rate(2)(M)	(6,152)	—	(6,152)	JPMorgan Chase
MXN	54,962	11/21/18	7.070%(M)	28 Day Mexican Interbank Rate(2)(M)	(5,079)	—	(5,079)	Citigroup Global Markets
MXN	93,800	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	(13,771)	—	(13,771)	Citigroup Global Markets

A397

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
MXN	53,211	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	$(7,812)	$—	$(7,812)	JPMorgan Chase
MXN	4,154	12/05/18	4.770%(M)	28 Day Mexican Interbank Rate(1)(M)	1,655	32	1,623	Citigroup Global Markets
MXN	4,154	12/06/18	4.760%(M)	28 Day Mexican Interbank Rate(1)(M)	1,755	32	1,723	Citigroup Global Markets
MXN	4,154	12/06/18	4.700%(M)	28 Day Mexican Interbank Rate(1)(M)	1,787	32	1,755	Bank of America
MXN	9,298	07/17/25	6.325%(M)	28 Day Mexican Interbank Rate(2)(M)	(45,504)	(48)	(45,456)	Citigroup Global Markets
MXN	27,703	08/06/25	6.321%(M)	28 Day Mexican Interbank Rate(2)(M)	(137,442)	(140)	(137,302)	Goldman Sachs & Co.
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	137,701	—	137,701	Bank of America
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	137,701	—	137,701	Bank of America
MXN	1,127	12/05/25	6.270%(M)	28 Day Mexican Interbank Rate(2)(M)	(6,018)	(34)	(5,984)	Bank of America

					$23,475	$(126)	$23,601

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Charter Communications, Inc.(M)	1 Month LIBOR plus 10 bps(M)	BNP Paribas	08/06/19	(71)	(4,737)	—	$(4,737)
Charter Communications, Inc.(M)	1 Month LIBOR plus 5 bps(M)	BNP Paribas	08/27/19	(142)	(9,792)	—	(9,792)
SPDR S&P Oil & Gas Exploration & Production ETF(M)	1 Month LIBOR minus 70 bps(M)	BNP Paribas	08/06/19	(134)	(9,503)	—	(9,503)
Superior Energy Services, Inc.(Q)	3 Month LIBOR plus 5 bps(Q)	BNP Paribas	02/07/19	(112)	(2,793)	—	(2,793)
Weatherford International PLC(M)	1 Month LIBOR plus 7.5 bps(M)	BNP Paribas	08/30/19	(58)	(5,283)	—	(5,283)

					$(32,108)	$—	$(32,108)

A398

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)

On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Reverse Repurchase Agreements outstanding at September 30, 2018:

Broker	Interest Rate	Trade Date	Value at September 30, 2018	Maturity Date	Cost
BNP Paribas	1.650%	08/30/2018	$170,325	Open	$170,325

The aggregate value of Reverse Repurchase Agreements is $170,325. A corporate bond with a market value of $168,023 has been segregated to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2018.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Bank of America	$6,422,920	$—
JPMorgan Chase	1,037,430	—
Morgan Stanley	150,000	—

Total	$7,610,350	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$42,100,184	$—
Collateralized Loan Obligations	—	155,404,188	7,301,999
Consumer Loans	—	21,470,472	—
Credit Cards	—	7,952,742	—
Home Equity Loans	—	21,621,821	—
Manufactured Housing	—	3,322,799	—
Other	—	24,281,524	23,738,251
Residential Mortgage-Backed Securities	—	77,578,487	4,102,131
Student Loans	—	8,951,369	—
Bank Loans	—	39,553,441	30,263,730
Commercial Mortgage-Backed Securities	—	141,149,374	—
Convertible Bonds	—	5,217,279	—
Corporate Bonds	—	1,180,585,213	—
Municipal Bonds	—	128,742,177	—
Residential Mortgage-Backed Securities	—	161,643,340	—
Sovereign Bonds	—	173,036,075	—
U.S. Government Agency Obligations	—	1,037,290,638	—
U.S. Treasury Obligations	—	811,690,663	—
Common Stocks	5,329,578	—	—
Affiliated Mutual Funds	198,019,963	—	—
Borrowed Bond Agreements	—	2,633,155	—
Certificates of Deposit	—	8,852,910	—
Commercial Paper	—	16,497,703	—
Options Purchased	255,249	3,411,091	—
Borrowed Bonds - Short	—	(2,613,677)	—

A399

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Options Written	$(271,331)	$(522,498)	$—
Other Financial Instruments*
Forward Commitment Contracts	—	(106,719,903)	—
Futures Contracts	(6,970,981)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,784,405	—
OTC Cross Currency Exchange Contracts	—	(48,916)	—
OTC Credit Default Swap Agreements	—	392,343	—
Centrally Cleared Credit Default Swap Agreements	—	(103,760)	—
Centrally Cleared Inflation Swap Agreements	—	(4,494)	—
Centrally Cleared Interest Rate Swap Agreements	—	200,438	—
OTC Interest Rate Swap Agreements	—	23,475	—
OTC Total Return Swap Agreements	—	(32,108)	—

Total	$196,362,478	$3,966,341,950	$65,406,111

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Other	Asset-Backed Securities-Residential Mortgage-Backed Securities
Balance as of 12/31/17	$1,999,999	$1,428,374	$7,298,459
Realized gain (loss)	—	—	(12,401)
Change in unrealized appreciation (depreciation) **	—	10,426	(593,772)
Purchases/Exchanges/Issuances	6,232,000	22,515,864	675,811
Sales/Paydowns	—	(216,413)	(1,115,600)
Accrued discount/premium	—	—	519,633
Transfers into Level 3	—	—	—
Transfers out of Level 3	(930,000)	—	(2,669,999)

Balance as of 9/30/18	$7,301,999	$23,738,251	$4,102,131

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$10,426	$(593,772)

	Bank Loans	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 12/31/17	$16,284,222	$146,399	$2,203,834
Realized gain(loss)	89,766	—	—
Change in unrealized appreciation (depreciation)**	(1,347,661)	—	—
Purchases/Exchanges/Issuances	29,924,293	—	—
Sales/Paydowns	(15,763,130)	—	—
Accrued discount/premium	12,587	—	—
Transfers into Level 3	1,063,653	—	—
Transfers out of Level 3	—	(146,399)	(2,203,834)

Balance as of 9/30/18	$30,263,730	$—	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(1,718,901)	$—	$—

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

A400

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	$1,069,999	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Collateralized Loan Obligations	6,232,000	Pricing at Cost	Unadjusted Purchase Price
Asset-Backed Securities-Other	1,738,251	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Other	22,000,000	Pricing at Cost	Unadjusted Purchase Price
Asset-Backed Securities- Residential Mortgage Backed Securities	4,102,131	Market Approach	Single Broker Indicative Quote
Bank Loans	5,600,587	Market Approach	Single Broker Indicative Quote
Bank Loans	17,761,595	Pricing at Cost	Unadjusted Purchase Price
Bank Loans	6,901,548	Stale Pricing	Unadjusted Last Trade Price

	$65,406,111

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities- Collateralized Loan Obligations	$930,000	L3 to L2	Cost to Evaluated Bid
Asset-Backed Securities- Residential Mortgage- Backed Securities	$2,669,999	L3 to L2	Cost to Evaluated Bid
Bank Loans	$1,063,653	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quotes
Corporate Bonds	$146,399	L3 to L2	Cost to Evaluated Bid
Residential Mortgage-Backed Securities	$2,203,834	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

A401

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS —100.1%
ASSET-BACKED SECURITIES — 24.1%

Automobiles — 12.1%
Ally Auto Receivables Trust, Series 2018-3, Class A2	2.720%		05/17/21	1,000	$999,605
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3	1.870%		08/18/21	490	487,226
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3	3.070%		12/19/22	1,490	1,487,807
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	1,890	1,885,198
CarMax Auto Owner Trust, Series 2018-2, Class A3	2.980%		01/17/23	2,600	2,590,876
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	3,643	3,639,695
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	6,160	6,132,505
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	2,350	2,338,665
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 144A	3.010%		02/16/27	2,725	2,697,361
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 144A	3.550%		08/15/27	1,830	1,827,164
Drive Auto Receivables Trust, Series 2017-2, Class B	2.250%		06/15/21	599	598,243
Drive Auto Receivables Trust, Series 2018-2, Class A3	2.880%		06/15/21	2,230	2,230,846
Drive Auto Receivables Trust, Series 2018-4, Class A3	3.040%		11/15/21	440	440,005
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, 144A	2.090%		02/22/21	2,341	2,334,660
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	1,384	1,378,899
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 144A	2.040%		02/22/22	1,710	1,688,733
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	552	549,608
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 144A	2.600%		07/20/22	550	545,832
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	1,762	1,746,309
Ford Credit Floorplan Master Owner Trust, Series 2015-5, Class A	2.390%		08/15/22	2,235	2,202,883
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A1	1.760%		02/15/21	2,139	2,132,172
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	1,800	1,778,965
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	1,346	1,340,962
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 144A	1.810%		03/15/21	2,585	2,572,554
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4	1.750%		12/15/21	4,310	4,286,228
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1 Month LIBOR + 0.700%, 144A	2.858%	(c)	05/17/21	3,250	3,261,077
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4	1.790%		01/17/22	3,900	3,870,459

A402

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2	1.540%		06/15/21	3,380	$3,340,936
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.588%	(c)	04/18/22	5,070	5,089,564
Nissan Master Owner Trust Receivables, Series 2017-C, Class A, 1 Month LIBOR + 0.320%	2.478%	(c)	10/17/22	3,100	3,105,252
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	2,585	2,581,284
Prestige Auto Receivables Trust, Series 2017-1A, Class A3, 144A	2.050%		10/15/21	3,695	3,669,619
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3	1.770%		09/15/20	201	200,424
Santander Drive Auto Receivables Trust, Series 2018-2, Class A3	2.750%		09/15/21	2,650	2,644,591
Santander Drive Auto Receivables Trust, Series 2018-3, Class A3	3.030%		02/15/22	460	459,618
Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3	2.350%		05/16/22	2,690	2,659,957
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 144A	1.590%		05/20/25	127	126,901
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 144A	1.880%		04/20/26	349	345,955

					81,268,638

Collateralized Debt Obligation — 0.3%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 1 Month LIBOR + 1.700%, 144A	3.858%	(c)	09/15/26	1,150	1,149,966
Marathon Ltd. (Cayman Islands), Series 2018-FL1, Class A, 1 Month LIBOR + 1.150%, 144A	3.308%	(c)	06/15/28	660	660,834

					1,810,800

Collateralized Loan Obligations — 2.1%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 3 Month LIBOR + 1.100%, 144A	3.439%	(c)	07/15/26	1,760	1,759,971
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R2, 3 Month LIBOR + 0.890%, 144A	3.229%	(c)	04/16/27	950	947,970
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-4RA, Class A, 3 Month LIBOR + 1.050%, 144A	3.389%	(c)	01/28/31	2,000	1,992,161
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 0.890%, 144A	3.229%	(c)	10/29/25	1,003	1,001,439
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189%	(c)	01/15/28	2,455	2,443,834
Oaktree CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	3.568%	(c)	10/20/26	1,000	1,000,085

A403

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	3.556%	(c)	10/17/27	5,000	$4,999,912

					14,145,372

Consumer Loans — 0.3%
Lendmark Funding Trust, Series 2018-1A, Class A, 144A	3.810%		12/21/26	2,190	2,186,781

Credit Cards — 2.0%
American Express Credit Account Master Trust, Series 2018-8, Class A	3.180%		04/15/24	1,892	1,889,273
BA Credit Card Trust, Series 2018-A2, Class A2	3.000%		09/15/23	1,305	1,301,561
Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1	3.010%		02/15/24	1,740	1,734,574
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3	1.920%		04/07/22	2,430	2,391,602
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	3,322	3,268,636
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,500	2,499,781

					13,085,427

Equipment — 1.1%
CNH Equipment Trust, Series 2016-B, Class A3	1.630%		08/15/21	1,856	1,842,021
CNH Equipment Trust, Series 2018-A, Class A3	3.120%		07/17/23	4,090	4,084,013
John Deere Owner Trust, Series 2017-B, Class A3	1.820%		10/15/21	1,245	1,227,941

					7,153,975

Home Equity Loans — 0.2%
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2, 1 Month LIBOR + 0.700%	2.916%	(c)	07/25/32	3	2,563
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2, 1 Month LIBOR + 0.740%	2.956%	(c)	08/25/32	97	93,336
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000%	(cc)	12/25/57	1,295	1,300,373
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A, 1 Month LIBOR + 0.360%	2.576%	(c)	11/25/34	99	91,698

					1,487,970

Other — 1.3%
LoanCore Issuer Ltd. (Cayman Islands), Series 2018-CRE1, Class A, 1 Month LIBOR + 1.130%, 144A	3.288%	(c)	05/15/28	1,430	1,433,646
PFS Financing Corp., Series 2016-BA, Class A, 144A	1.870%		10/15/21	650	641,892
PFS Financing Corp., Series 2017-AA, Class A, 1 Month LIBOR + 0.580%, 144A	2.643%	(c)	03/15/21	2,980	2,984,636
PFS Financing Corp., Series 2018-B, Class A, 144A	2.890%		02/15/23	1,060	1,048,068

A404

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Other (cont’d.)
PFS Financing Corp., Series 2018-D, Class A, 144A	3.190%		04/17/23	2,580	$2,563,283

					8,671,525

Residential Mortgage-Backed Securities — 0.6%
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A1, 1 Month LIBOR + 0.120%, 144A	2.336%	(c)	07/25/37	563	381,060
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(cc)	04/25/57	2,330	2,274,873
Towd Point Mortgage Trust, Series 2016-3, Class A1, 144A	2.250%	(cc)	04/25/56	1,453	1,417,665

					4,073,598

Student Loans — 4.1%
Navient Private Education Loan Trust, Series 2014-AA, Class A2A, 144A	2.740%		02/15/29	1,443	1,420,959
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 144A	2.650%		12/15/28	1,444	1,420,234
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 Month LIBOR + 1.200%, 144A	3.358%	(c)	12/15/28	654	663,196
Navient Private Education Loan Trust, Series 2018-BA, Class A1, 1 Month LIBOR + 0.350%, 144A	2.508%	(c)	12/15/59	3,167	3,168,856
SLC Student Loan Trust, Series 2006-2, Class A5, 3 Month LIBOR + 0.100%	2.434%	(c)	09/15/26	1,130	1,129,025
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, 3 Month LIBOR + 0.400%	2.734%	(c)	06/15/33	4,187	4,144,632
SLM Private Education Loan Trust, Series 2012-A, Class A2, 144A	3.830%		01/17/45	212	212,365
SLM Student Loan Trust, Series 2005-3, Class A5, 3 Month LIBOR + 0.090%	2.425%	(c)	10/25/24	720	719,338
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%		05/15/31	1,206	1,182,799
SMB Private Education Loan Trust, Series 2017-A, Class A1, 1 Month LIBOR + 0.450%, 144A	2.608%	(c)	06/17/24	937	937,658
SMB Private Education Loan Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.900%, 144A	3.058%	(c)	09/15/34	3,575	3,598,064
SMB Private Education Loan Trust, Series 2018-A, Class A2A, 144A	3.500%		02/15/36	2,490	2,473,303
SMB Private Education Loan Trust, Series 2018-B, Class A2B, 1 Month LIBOR + 0.720%, 144A	2.878%	(c)	01/15/37	1,440	1,441,434
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	1,161	1,150,720
SoFi Professional Loan Program LLC, Series 2016-A, Class A2, 144A	2.760%		12/26/36	759	746,867
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 144A	2.360%		12/27/32	500	488,016
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A, 144A	1.530%		04/25/33	136	135,692
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B, 144A	2.340%		04/25/33	450	436,292

A405

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 144A	2.950%		02/25/42	890	$865,867
SoFi Professional Loan Program Trust, Series 2018-D, Class A1FX, 144A	3.120%		02/25/48	995	994,858

					27,330,175

TOTAL ASSET-BACKED SECURITIES (cost $162,068,975)					161,214,261

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.3%
AOA Mortgage Trust, Series 2015-1177, Class A, 144A	2.957%		12/13/29	3,334	3,278,512
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A2	2.723%		07/15/49	2,150	2,115,195
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class E, 144A	5.156%		09/15/27	1,580	1,612,535
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class F, 144A	5.195%		09/15/27	1,250	1,276,025
BSPRT Issuer Ltd. (Cayman Islands), Series 2018-FL3, Class A, 1 Month LIBOR + 1.050%, 144A	3.208%	(c)	03/15/28	1,960	1,962,905
BSPRT Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1 Month LIBOR + 1.350%, 144A	3.508%	(c)	06/15/27	657	658,194
BWAY Mortgage Trust, Series 2013-1515, Class A1, 144A	2.809%		03/10/33	1,235	1,207,133
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 144A	3.531%		10/15/34	1,182	1,181,095
CD Mortgage Trust, Series 2006-CD3, Class AM .	5.648%		10/15/48	4,492	4,623,079
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1 Month LIBOR + 0.790%, 144A	2.948%	(c)	07/15/32	1,260	1,261,778
COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	2,340	2,324,438
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.870%	(cc)	06/10/44	1,320	1,340,239
Commercial Mortgage Trust, Series 2012-CR4, Class ASB	2.436%		10/15/45	1,238	1,218,960
Commercial Mortgage Trust, Series 2013-CR10, Class ASB	3.795%		08/10/46	3,054	3,090,663
Commercial Mortgage Trust, Series 2014-CR17, Class ASB	3.598%		05/10/47	3,150	3,170,083
Commercial Mortgage Trust, Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A	2.983%	(c)	02/13/32	2,500	2,502,343
Commercial Mortgage Trust, Series 2014-UBS3, Class ASB	3.367%		06/10/47	2,210	2,208,015
Commercial Mortgage Trust, Series 2014-UBS5, Class ASB	3.548%		09/10/47	800	801,588
Commercial Mortgage Trust, Series 2015-CR23, Class A2	2.852%		05/10/48	3,200	3,185,681
Commercial Mortgage Trust, Series 2015-CR24, Class ASB	3.445%		08/10/48	1,005	1,000,332
Core Industrial Trust, Series 2015-CALW, Class A, 144A	3.040%		02/10/34	4,364	4,317,891
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.958%	(cc)	01/15/49	1,775	163,869
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ05, Class A2	2.158%		10/25/21	1,541	1,500,612

A406

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series KP03, Class A2	1.780%		07/25/19	1,328	$1,318,140
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	1.115%	(cc)	01/25/26	6,289	353,547
GRACE Mortgage Trust, Series 2014-GRCE, Class A, 144A	3.369%		06/10/28	6,525	6,527,004
Great Wolf Trust, Series 2017-WOLF, Class A, 1 Month LIBOR + 0.850%, 144A	3.158%	(c)	09/15/34	790	790,246
GS Mortgage Securities Corp., Series 2013-KING, Class A, 144A	2.706%		12/10/27	2,609	2,596,183
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4	3.377%		05/10/45	2,535	2,538,829
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB .	2.554%		04/15/46	2,496	2,457,452
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO	1.038%	(cc)	09/15/47	11,908	476,433
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB	3.657%		09/15/47	765	771,525
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	3,030	3,016,026
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%		07/15/48	1,750	1,746,937
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4	3.483%		06/15/45	1,180	1,181,256
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, IO	0.940%	(cc)	12/15/49	5,920	235,685
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 144A	4.248%		07/05/33	430	440,545
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	2,754	2,722,118
Madison Avenue Trust, Series 2013-650M, Class A, 144A	3.843%		10/12/32	5,000	5,036,458
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class ASB	3.323%		10/15/48	1,385	1,375,688
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, IO	0.900%	(cc)	12/15/49	4,929	228,847
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 144A	3.350%		07/13/29	1,000	999,425
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 1 Month LIBOR + 0.950%, 144A	3.013%	(c)	06/15/35	750	750,363
RAIT Trust, Series 2017-FL7, Class A, 1 Month LIBOR + 0.950%, 144A	3.108%	(c)	06/15/37	594	594,277
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 1 Month LIBOR + 0.800%, 144A	2.958%	(c)	07/15/34	649	648,871
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB	2.687%		03/10/46	886	874,993
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB	3.477%		08/15/50	1,545	1,551,273
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2	3.020%		07/15/58	4,180	4,176,803
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%		09/15/57	8,000	7,927,908
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class ASB	2.654%		05/15/45	923	910,933

A407

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust 2014-C21, Series 2014-C21, Class ASB	3.393%	08/15/47	1,605	$1,604,730
WFRBS Commercial Mortgage Trust 2014-C24, Series 2014-C24, Class A2	2.863%	11/15/47	2,162	2,159,862

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $104,638,473)				102,013,522

CORPORATE BONDS — 40.7%

Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500%	10/01/20	505	505,045
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	10/01/21	175	175,347

				680,392

Aerospace & Defense — 0.3%
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.080%	10/15/20	380	371,652
United Technologies Corp., Sr. Unsec’d. Notes	3.350%	08/16/21	1,100	1,098,459
United Technologies Corp., Sr. Unsec’d. Notes	3.650%	08/16/23	735	731,736

				2,201,847

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.764%	08/15/22	2,055	1,980,076

Airlines — 0.7%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%	12/04/20	155	151,620
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	863	856,018
US Airways 2011-1 Class B Pass-Through Trust, Pass-Through Certificates	9.750%	04/22/20	2,516	2,513,312
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%	04/01/21	1,001	1,043,694

				4,564,644

Auto Manufacturers — 2.6%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100%	04/12/21	765	759,992
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.500%	07/05/19	975	965,435
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.700%	08/03/20	510	504,078
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.262%	03/28/19	2,000	1,993,120
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%	03/18/21	1,395	1,375,143
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.339%	03/28/22	233	225,162
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.813%	10/12/21	711	705,937
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a).	4.140%	02/15/23	1,060	1,042,682
General Motors Financial Co., Inc., Gtd. Notes	3.150%	01/15/20	445	444,229
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21	845	834,433
General Motors Financial Co., Inc., Gtd. Notes	3.250%	01/05/23	740	713,579
General Motors Financial Co., Inc., Gtd. Notes	3.550%	04/09/21	95	94,934
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	4.150%	06/19/23	575	572,700
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.150%	02/26/20	570	560,190
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	1.750%	09/27/19	505	497,769

A408

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.400%		10/30/18	485	$484,971
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.500%		03/18/19	65	64,855
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%		04/03/20	640	629,240
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A	3.650%		09/21/21	895	897,263
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.125%		03/03/20	1,010	992,505
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.250%		01/13/20	1,700	1,677,041
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.125%		05/23/19	1,500	1,492,361

					17,527,619

Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	284	287,553

Banks — 14.2%
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, MTN	2.250%		11/09/20	755	738,870
Bank of America Corp., Sr. Unsec’d. Notes	2.738%		01/23/22	743	730,688
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.369%		07/21/21	1,215	1,193,677
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	970	956,533
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.328%		10/01/21	675	660,389
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.503%		10/21/22	1,755	1,680,520
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.881%		04/24/23	185	179,888
Bank of America Corp., Sub. Notes	5.490%		03/15/19	500	506,171
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.500%		07/18/19	2,245	2,221,805
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.750%		09/11/19	805	796,477
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.700%		07/20/22	1,360	1,308,944
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.250%		01/12/21	1,135	1,119,701
BB&T Corp., Sr. Unsec’d. Notes, MTN	3.200%		09/03/21	695	690,884
BNP Paribas SA (France), Certificate of Deposit, 3 Month LIBOR + 0.250%	2.587%	(c)	04/08/19	3,300	3,302,528
Capital One Financial Corp., Sr. Unsec’d. Notes	2.400%		10/30/20	510	499,325
Capital One NA, Sr. Unsec’d. Notes	1.850%		09/13/19	450	445,086
Capital One NA, Sr. Unsec’d. Notes	2.350%		01/31/20	1,005	993,827
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19	650	648,570
Citigroup, Inc., Sr. Unsec’d. Notes	2.876%		07/24/23	1,480	1,430,791
Citigroup, Inc., Sr. Unsec’d. Notes	3.142%		01/24/23	60	58,845
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%		03/02/20	720	710,314
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	1,160	1,159,482
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.500%		03/14/19	2,301	2,298,822
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.550%		05/13/21	250	243,552
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	2.050%		09/18/20	535	522,198
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%		09/26/23	2,000	1,994,288

A409

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse AG (Switzerland), Certificate of Deposit, 3 Month LIBOR + 0.270%	2.613%	(c)	05/01/19	3,300	$3,303,222
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.574%		01/09/23	1,885	1,847,296
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%		12/10/20	730	724,102
Discover Bank, Sr. Unsec’d. Notes	3.350%		02/06/23	590	572,935
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	2.000%		05/28/20	1,495	1,467,546
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20	115	113,839
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.000%		04/26/22	3,855	3,776,873
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.200%		02/23/23	1,405	1,374,225
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.262%		03/13/23	1,925	1,886,122
Huntington National Bank (The), Sr. Unsec’d. Notes	2.375%		03/10/20	1,140	1,128,170
Huntington National Bank (The), Sr. Unsec’d. Notes	2.875%		08/20/20	1,455	1,440,319
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.150%		03/29/22	615	599,884
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	4.100%		10/02/23	885	885,659
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375%		01/12/23	310	286,992
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	3,170	3,148,362
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.776%		04/25/23	1,660	1,612,378
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.972%		01/15/23	120	116,876
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.559%		04/23/24	695	687,753
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	700	713,859
Jpmorgan Chase & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%	2.947%	(c)	06/18/22	1,585	1,588,282
JPMorgan Chase & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.890%	3.237%	(c)	07/23/24	1,440	1,444,776
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	1.875%		06/30/20	2,860	2,810,207
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%		11/04/24	1,000	982,278
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.950%		03/01/21	380	374,790
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.535%		07/26/21	245	245,191
Mitsubishi UFJ Trust & Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	2.450%		10/16/19	1,065	1,059,302
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.650%		09/25/19	740	737,993
Morgan Stanley, Sr. Unsec’d. Notes	3.737%		04/24/24	1,035	1,026,210
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375%		07/23/19	1,135	1,130,355
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%		05/19/22	2,450	2,375,842
Morgan Stanley, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%	3.277%	(c)	07/22/22	1,835	1,850,773
National Australia Bank Ltd. (Australia), Covered Bonds, 144A	2.400%		12/07/21	5,500	5,337,199
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.625%		09/30/19	615	606,739
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	2.250%		05/27/21	725	702,493
Royal Bank of Canada (Canada), Covered Bonds	2.100%		10/14/20	3,335	3,263,115

A410

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.700%		03/28/22	695	$686,454
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373%		01/05/24	565	543,112
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/16/20	1,200	1,189,072
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.846%		01/11/22	1,925	1,877,838
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%		01/27/22	1,170	1,138,498
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	3.350%		05/24/21	715	713,856
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	2.250%		03/15/21	2,760	2,695,190
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A(a)	2.500%		01/18/23	1,500	1,459,512
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375%		08/14/19	305	303,749
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%		02/01/22	400	386,659
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859%		08/15/23	910	873,890
US Bank NA/Cincinnati OH, Sr. Unsec’d. Notes	2.125%		10/28/19	810	803,690
Wells Fargo & Co., Sr. Unsec’d. Notes	2.125%		04/22/19	735	732,669
Wells Fargo Bank NA, Certificate of Deposit, 3 Month LIBOR + 0.250%	2.589%	(c)	04/05/19	3,300	3,302,989

					95,021,310

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	995	983,721
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.057%		05/25/23	760	761,327

					1,745,048

Biotechnology — 0.1%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%		09/01/23	335	319,719

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	375	381,859

Commercial Services — 0.2%
Moody’s Corp., Sr. Unsec’d. Notes	2.625%		01/15/23	770	738,324
Total System Services, Inc., Sr. Unsec’d. Notes	3.750%		06/01/23	550	545,158

					1,283,482

Computers — 0.3%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	1,067	1,067,038
NetApp, Inc., Sr. Unsec’d. Notes	2.000%		09/27/19	1,070	1,060,459

					2,127,497

Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.300%		01/23/23	385	370,934
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.500%		05/26/22	510	500,378

A411

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.950%		02/01/22	335	$334,071
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.250%		07/01/20	450	454,538
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.500%		05/15/21	275	279,268
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.625%		07/01/22	1,100	1,122,357
Air Lease Corp., Sr. Unsec’d. Notes	3.375%		06/01/21	1,335	1,326,410
American Express Co., Sr. Unsec’d. Notes	2.200%		10/30/20	1,155	1,130,630
American Express Co., Sr. Unsec’d. Notes	2.500%		08/01/22	970	929,857
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19	625	622,801
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	1.250%		09/20/19	3,000	2,955,532
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%		11/30/24	578	586,496
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%		11/15/20	1,625	1,587,813
International Lease Finance Corp., Sr. Unsec’d. Notes	4.625%		04/15/21	732	746,829
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	1,295	1,312,874
Lehman Brothers Holdings, Inc.(d)	3.011%	(s)	12/23/10	4,200	117,600
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	345	344,717

					14,723,105

Electric — 2.6%
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750%		06/15/23	945	940,847
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.150%		11/13/20	1,175	1,149,950
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%		12/15/22	490	479,001
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	2.375%		01/15/21	275	270,558
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.500%		09/01/22	710	678,611
Centrais Eletricas Brasileiras SA (Brazil), Sr. Unsec’d. Notes, 144A	5.750%		10/27/21	1,300	1,270,099
Dominion Energy, Inc., Jr. Sub. Notes	2.579%		07/01/20	325	320,630
DTE Energy Co., Sr. Unsec’d. Notes	3.700%		08/01/23	540	539,094
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%		10/15/23	975	986,988
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	660	655,726
Enel Finance International NV (Italy), Gtd. Notes, 144A	4.250%		09/14/23	1,895	1,871,891
Exelon Corp., Sr. Unsec’d. Notes	2.450%		04/15/21	625	607,404
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200%		10/01/19	535	546,216
FirstEnergy Corp., Sr. Unsec’d. Notes	2.850%		07/15/22	557	538,452
ITC Holdings Corp., Sr. Unsec’d. Notes	2.700%		11/15/22	290	278,173
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.342%		09/01/20	1,895	1,899,180
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 144A	4.250%		08/01/23	1,635	1,643,420
Sempra Energy, Sr. Unsec’d. Notes	1.625%		10/07/19	855	842,618
Sempra Energy, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.839%	(c)	01/15/21	805	805,204
Virginia Electric & Power Co., Sr. Unsec’d. Notes	5.000%		06/30/19	385	390,617
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.375%		06/15/21	765	765,172

					17,479,851

A412

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics — 0.1%
Amphenol Corp., Sr. Unsec’d. Notes	2.200%		04/01/20	855	$839,971

Foods — 0.4%
General Mills, Inc., Sr. Unsec’d. Notes	3.700%		10/17/23	65	64,602
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.879%	(c)	04/16/21	690	693,212
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A(a)	3.375%		10/21/20	2,225	2,227,488

					2,985,302

Healthcare-Products — 0.7%
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.404%		06/05/20	780	768,160
Becton Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	3.261%	(c)	12/29/20	2,500	2,503,705
Stryker Corp., Sr. Unsec’d. Notes	2.000%		03/08/19	790	787,695
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.000%		04/15/23	95	92,103
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	3.150%		01/15/23	240	234,556

					4,386,219

Healthcare-Services — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	2.200%		03/15/19	175	174,598
Anthem, Inc., Sr. Unsec’d. Notes	3.125%		05/15/22	355	349,408

					524,006

Home Builders — 0.2%

Lennar Corp., Gtd. Notes(a)	4.500%		06/15/19	1,500	1,509,375

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.375%		08/15/20	442	442,272
Aon PLC, Gtd. Notes	2.800%		03/15/21	485	476,346
AXA Equitable Holdings, Inc., Sr. Unsec’d. Notes, 144A	3.900%		04/20/23	150	148,904
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	566	593,603
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%		09/10/19	260	258,616
Willis North America, Inc., Gtd. Notes	3.600%		05/15/24	490	476,163
Willis Towers Watson PLC, Gtd. Notes	5.750%		03/15/21	282	295,612

					2,691,516

Internet — 0.2%
Baidu, Inc. (China), Sr. Unsec’d. Notes	2.875%		07/06/22	1,055	1,014,940

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	4.375%		01/11/22	262	263,965

Leisure Time — 0.1%
Carnival Corp., Gtd. Notes	3.950%		10/15/20	620	628,874

Lodging — 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	2.875%		03/01/21	345	339,796
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	510	510,006

					849,802

A413

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	3.150%	09/07/21	325	$324,617

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	905	920,153
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24	1,050	993,659
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21	475	484,049
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	2,810	2,796,380
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%	04/01/19	220	225,623
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	335	341,921
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	370	379,982
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	63	62,642

				6,204,409

Mining — 0.1%
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	4.125%	04/15/21	343	344,818

Multi-National — 1.1%
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, GMTN	0.875%	08/15/19	7,780	7,662,280

Office/Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	3.500%	08/20/20	644	640,622
Xerox Corp., Sr. Unsec’d. Notes	3.625%	03/15/23	651	620,847

				1,261,469

Oil & Gas — 1.5%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	507	499,076
Apache Corp., Sr. Unsec’d. Notes	3.625%	02/01/21	159	158,870
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.950%	01/15/23	1,235	1,191,272
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	2,585	2,630,501
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	1,625	1,596,447
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	7.625%	07/23/19	950	984,485
Empresa Nacional del Petroleo (Chile), Sr. Unsec’d. Notes, 144A	5.250%	08/10/20	700	721,968
Encana Corp. (Canada), Sr. Unsec’d. Notes	3.900%	11/15/21	1,000	1,004,270
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	600	594,258
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450%	01/15/21	736	735,806

				10,116,953

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773%	12/15/22	805	779,934

Packaging & Containers — 0.1%
WestRock Co., Gtd. Notes, 144A	3.000%	09/15/24	750	708,967
WestRock Co., Gtd. Notes, 144A(a)	3.750%	03/15/25	245	240,770

				949,737

A414

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals — 3.1%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	185	$179,729
AbbVie, Inc., Sr. Unsec’d. Notes	3.750%	11/14/23	990	986,150
Allergan Finance LLC, Gtd. Notes	3.250%	10/01/22	525	515,459
Allergan Funding SCS, Gtd. Notes	2.450%	06/15/19	2,225	2,217,647
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	2,541	2,523,969
Bayer US Finance LLC (Germany), Gtd. Notes, 144A(a)	2.375%	10/08/19	600	596,020
CVS Health Corp., Sr. Unsec’d. Notes	2.800%	07/20/20	1,710	1,694,124
CVS Health Corp., Sr. Unsec’d. Notes	3.700%	03/09/23	4,435	4,411,788
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	4,835	4,783,305
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	1,360	1,313,608
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	1,360	1,295,178

				20,516,977

Pipelines — 1.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	3.500%	12/01/22	535	526,798
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	460	472,650
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	5.200%	03/15/20	590	604,564
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	2.900%	07/15/22	60	58,197
Energy Transfer Partners LP, Gtd. Notes	3.600%	02/01/23	370	363,623
Energy Transfer Partners LP, Gtd. Notes(a)	4.150%	10/01/20	2,460	2,491,691
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	155	155,445
Kinder Morgan, Inc., Gtd. Notes	3.150%	01/15/23	500	486,411
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%	02/15/21	745	768,641
MPLX LP, Sr. Unsec’d. Notes	3.375%	03/15/23	600	587,390
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	200	206,681
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.500%	02/15/20	265	271,974
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800%	10/15/22	740	709,357
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	3.750%	10/16/23	825	824,725
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.600%	03/15/22	2,020	2,006,855
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	1,050	1,039,070
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	11/15/21	520	524,776
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.550%	06/24/24	740	751,829

				12,850,677

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp., Sr. Unsec’d. Notes	3.400%	02/15/19	1,230	1,232,129
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	155	152,447
Crown Castle International Corp., Sr. Unsec’d. Notes	3.200%	09/01/24	955	907,507
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	700	722,261
National Retail Properties, Inc., Sr. Unsec’d. Notes	5.500%	07/15/21	326	343,638
Realty Income Corp., Sr. Unsec’d. Notes	3.250%	10/15/22	975	962,506

				4,320,488

A415

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail — 0.4%
Walgreen Co., Gtd. Notes	3.100%	09/15/22	760	$742,600
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	1,630	1,624,535

				2,367,135

Semiconductors — 2.0%
Analog Devices, Inc., Sr. Unsec’d. Notes	2.500%	12/05/21	550	529,225
Analog Devices, Inc., Sr. Unsec’d. Notes	2.850%	03/12/20	5	4,969
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.375%	01/15/20	1,845	1,823,354
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	447	444,387
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	3,595	3,533,310
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875%	09/01/22	308	304,920
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/15/20	965	971,031
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	3,035	3,031,722
QUALCOMM, Inc., Sr. Unsec’d. Notes(a)	2.600%	01/30/23	1,405	1,350,623
QUALCOMM, Inc., Sr. Unsec’d. Notes	3.000%	05/20/22	710	698,544
Xilinx, Inc., Sr. Unsec’d. Notes	2.125%	03/15/19	735	733,711

				13,425,796

Software — 0.1%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22	475	471,576

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	2,290	2,275,221
AT&T, Inc., Sr. Unsec’d. Notes	3.800%	03/15/22	1,560	1,565,907
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	807	812,003
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	326	325,027
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	4.738%	09/20/29	860	859,613

				5,837,771

Transportation — 0.3%
CSX Corp., Sr. Unsec’d. Notes	3.700%	10/30/20	690	696,833
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.450%	09/03/19	410	408,164
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	3.750%	06/09/23	560	558,721

				1,663,718

Transportation Infrastructure — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.375%	02/01/22	869	856,844

Trucking & Leasing — 0.9%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A	2.875%	01/20/22	1,085	1,051,001
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	410	413,588
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%	06/15/19	1,390	1,385,179

A416

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.700%		03/14/23	615	$581,487
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%		01/09/20	2,111	2,101,159
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.250%		01/17/23	370	372,642

					5,905,056

TOTAL CORPORATE BONDS (cost $274,461,051)					271,878,227

MUNICIPAL BONDS — 0.3%

South Carolina — 0.3%
South Carolina Public Service Authority, Revenue Bonds	2.388%		12/01/23	1,570	1,459,221
South Carolina Public Service Authority, Revenue Bonds	3.722%		12/01/23	900	887,994

TOTAL MUNICIPAL BONDS (cost $2,344,672)					2,347,215

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.2%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	19	19,589
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.595%	(cc)	04/25/22	316	314,219
Banc of America Funding Trust, Series 2004-A, Class 1A3	4.746%	(cc)	09/20/34	72	73,870
Banc of America Funding Trust, Series 2005-D, Class A1	4.205%	(cc)	05/25/35	120	125,183
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	536	441,666
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	3.833%	(cc)	04/25/33	29	29,605
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	3.814%	(cc)	01/25/34	127	129,515
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	3.893%	(cc)	02/25/34	111	112,945
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	4.077%	(cc)	11/25/34	1,824	1,681,059
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	3.851%	(cc)	01/25/36	1,299	1,298,632
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.100%	3.410%	(c)	09/25/35	203	206,057
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.800%	3.890%	(c)	09/25/35	44	43,255
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%	2.896%	(c)	02/25/35	358	350,315
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	354	357,294

A417

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1, 1 Month LIBOR + 0.580%	2.796%	(c)	04/25/35	412	$385,742
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.726%	(cc)	04/25/35	538	496,401
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	3.757%	(cc)	06/25/33	310	310,269
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%	3.066%	(c)	11/25/29	1,600	1,605,794
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	8	8,340
Fannie Mae REMICS, Series 2004-11, Class A, 1 Month LIBOR + 0.120%	2.336%	(c)	03/25/34	86	85,546
Fannie Mae REMICS, Series 2006-5, Class 3A2 .	3.914%	(cc)	05/25/35	82	85,690
Fannie Mae REMICS, Series 2013-133, Class NA	3.000%		05/25/36	2,389	2,366,012
Fannie Mae REMICS, Series 2015-10, Class KA .	3.000%		07/25/40	1,096	1,075,251
Fannie Mae REMICS, Series 2018-49, Class CA .	4.000%		12/25/42	3,833	3,878,350
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	849	946,322
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	554	616,867
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	3.245%	(c)	07/25/44	571	574,791
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	3.045%	(c)	10/25/44	2,053	2,044,017
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	2.105%	(c)	12/25/36	359	358,104
Freddie Mac REMICS, Series 4274, Class PN	3.500%		10/15/35	739	742,501
Freddie Mac REMICS, Series 4390, Class CA	3.500%		06/15/50	1,484	1,482,248
Freddie Mac REMICS, Series 4446, Class MA	3.500%		12/15/50	2,052	2,043,096
Freddie Mac REMICS, Series 4459, Class BN	3.000%		08/15/43	1,433	1,396,029
Freddie Mac REMICS, Series 4482, Class DH	3.000%		06/15/42	799	791,562
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A	4.212%	(cc)	06/25/34	64	64,671
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A	4.208%	(cc)	06/25/34	276	272,454
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	2.714%	(c)	08/25/60	1,600	1,599,701
Government National Mortgage Assoc., Series 2018-36, Class KC	3.000%		02/20/46	1,947	1,903,801
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1, 1 Month LIBOR + 0.460%	2.676%	(c)	06/25/45	268	249,186
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	3.608%	(cc)	06/25/34	34	33,824
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	4.222%	(cc)	11/25/35	271	251,265
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	4.468%	(cc)	08/19/34	579	576,846
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	3.977%	(cc)	11/25/33	143	147,530

A418

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	4.112%	(cc)	07/25/35		192	$196,292
JPMorgan Mortgage Trust, Series 2016-2, Class A1, 144A	2.733%	(cc)	06/25/46		2,198	2,178,235
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 144A	3.250%	(cc)	09/25/56		448	440,713
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	2.747%	(c)	07/15/58		1,920	1,918,268
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34		67	66,950
Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 144A	5.007%	(cc)	01/25/34		177	167,810
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 1 Month LIBOR + 0.340%, 144A	2.556%	(c)	06/25/35		626	604,156
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA	3.500%		11/25/57		1,460	1,446,202
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 144A	4.000%	(cc)	12/25/47		1,366	1,374,051
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1, 1 Month LIBOR + 0.250%	2.418%	(c)	07/19/35		283	275,848
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A, 1 Month LIBOR + 0.460%.	2.676%	(c)	04/25/45		542	545,334
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%	2.845%	(c)	08/25/46		392	369,248
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	3.788%	(cc)	12/25/33		45	45,869
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	3.835%	(cc)	02/25/35		244	247,681

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $42,153,081)						41,452,071

SOVEREIGN BONDS — 1.0%
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.750%		06/25/19	EUR	1,210	1,454,175
Italy Buoni Ordinari Del Tesoro Bot (Italy)	—%	(p)	01/31/19	EUR	1,430	1,659,985
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	0.100%		04/15/19	EUR	2,900	3,361,244

TOTAL SOVEREIGN BONDS (cost $6,400,852)						6,475,404

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%
Federal Home Loan Mortgage Corp.	2.500%		11/01/27		3,069	2,981,529
Federal Home Loan Mortgage Corp.	3.000%		TBA		9,200	9,062,756
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.255%	3.548%	(c)	01/01/34		26	26,949
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.335%	3.585%	(c)	12/01/26		7	7,442
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.401%	4.329%	(c)	07/01/29		18	19,130

A419

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%		11/01/31	6,808	$6,574,332
Federal National Mortgage Assoc.	2.500%		11/01/31	127	122,783
Federal National Mortgage Assoc.	2.500%		02/01/32	132	127,049
Federal National Mortgage Assoc.	2.500%		04/01/32	2,607	2,517,023
Federal National Mortgage Assoc.	2.500%		04/01/32	31	29,873
Federal National Mortgage Assoc.	2.500%		TBA	165	159,189
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%	2.666%	(c)	06/01/45	4,381	4,344,013
Federal National Mortgage Assoc.	3.000%		07/01/27	26	25,409
Federal National Mortgage Assoc.	3.000%		05/01/30	20	19,444
Federal National Mortgage Assoc.	3.000%		11/01/30	21	21,060
Federal National Mortgage Assoc.	3.000%		12/01/30	28	27,915
Federal National Mortgage Assoc.	3.000%		12/01/31	129	127,628
Federal National Mortgage Assoc.	3.000%		11/01/32	945	934,767
Federal National Mortgage Assoc.	3.000%		11/01/32	262	259,036
Federal National Mortgage Assoc.	3.000%		01/01/33	919	908,326
Federal National Mortgage Assoc.	3.000%		01/01/33	837	827,122
Federal National Mortgage Assoc.	3.000%		06/01/33	3,313	3,275,515
Federal National Mortgage Assoc.	3.000%		09/01/33	345	341,096
Federal National Mortgage Assoc.	3.000%		TBA	2,335	2,306,034
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%	3.149%	(c)	06/01/45	2,566	2,552,417
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.275%	3.525%	(c)	12/01/29	22	22,651
Federal National Mortgage Assoc.	4.000%		12/01/41	371	377,551
Federal National Mortgage Assoc.	4.000%		TBA	3,000	3,059,883
Federal National Mortgage Assoc., 6 Month LIBOR + 1.624%	4.123%	(c)	01/01/25	2	1,721
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.270%	4.145%	(c)	04/01/32	6	6,570
Federal National Mortgage Assoc.	4.500%		TBA	3,000	3,035,625
Federal National Mortgage Assoc.	4.500%		06/01/39	23	24,024
Federal National Mortgage Assoc.	4.500%		08/01/40	40	41,489
Federal National Mortgage Assoc.	4.500%		02/01/41	66	68,685
Federal National Mortgage Assoc.	4.500%		12/01/41	208	216,317
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	5.000%	(c)	04/01/24	3	2,675
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.750%	(c)	07/20/24	3	3,066
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.125%	(c)	11/20/29	50	51,151
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.375%	(c)	01/20/26	23	23,384
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.625%	(c)	05/20/24	25	25,459
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.625%	(c)	06/20/26	12	12,476

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $45,218,481)					44,570,564

A420

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Notes	1.750%		09/30/19	10,000	$9,910,156
U.S. Treasury Notes	2.625%		06/15/21	7,200	7,152,188
U.S. Treasury Notes	2.750%		09/15/21	15,000	14,943,164
U.S. Treasury Notes	3.625%		08/15/19	7,000	7,058,516

TOTAL U.S. TREASURY OBLIGATIONS (cost $39,127,711)					39,064,024

TOTAL LONG-TERM INVESTMENTS (cost $676,413,296)					669,015,288

				Shares

SHORT-TERM INVESTMENTS — 3.2%

AFFILIATED MUTUAL FUNDS — 1.3%
PGIM Core Ultra Short Bond Fund(w)				2,457,714	2,457,714
PGIM Institutional Money Market Fund (cost $6,696,067; includes $6,671,448 of cash collateral for securities on loan)(b)(w)				6,695,398	6,696,067

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,153,781)					9,153,781

	Interest Rate		Maturity Date	Principal Amount (000)#
CERTIFICATE OF DEPOSIT — 0.5%
Standard Chartered Bank, (cost $3,300,000)	—	%(p)	04/17/19	3,300	3,299,702

COMMERCIAL PAPER(n) — 1.2%
BNZ International Funding (New Zealand)	0.000%		04/16/19	1,500	1,500,476
BPCE SA	2.722%		04/15/19	3,300	3,253,083
HSBC Bank PLC	0.000%		04/16/19	3,300	3,251,802

TOTAL COMMERCIAL PAPER (cost $8,004,895)					8,005,361

OPTIONS PURCHASED~* — 0.2% (cost $1,365,224)					1,281,527

TOTAL SHORT-TERM INVESTMENTS (cost $21,823,900)					21,740,371

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.3% (cost $698,237,196)					690,755,659

OPTIONS WRITTEN~* — (0.2)% (premiums received $2,110,693)					(1,351,549)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.1% (cost $696,126,503)					689,404,110
Liabilities in excess of other assets(z) — (3.1)%					(20,940,482)

NET ASSETS — 100.0%					$668,463,628

A421

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,511,565; cash collateral of $6,671,448 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 02/26/21	Call	Bank of America	02/24/20	2.85%	2.85%(S)	3 Month LIBOR(Q)		170,400	$240,985
10- Year Interest Rate Swap, 01/25/29	Put	Credit Suisse First Boston Corp.	01/23/19	1.38%	6 Month JPY LIBOR(S)	1.38%(S)	JPY	3,520,000	1,792
5- Year Interest Rate Swap, 01/20/27	Put	Deutsche Bank AG	01/18/22	3.35%	3 Month LIBOR(Q)	3.35%(S)		5,715	102,080
5- Year Interest Rate Swap, 08/27/24	Put	JPMorgan Chase	08/22/19	3.20%	3 Month LIBOR(Q)	3.20%(S)		100,360	936,670

Total Options Purchased (cost $1,365,224)									$1,281,527

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 0/26/21	Call	Bank of America	02/24/20	2.60%	3 Month LIBOR(Q)	2.60%(S)	170,400	$(153,049)
1- Year Interest Rate Swap, 02/26/21	Call	Bank of America	02/24/20	2.35%	3 Month LIBOR(Q)	2.35%(S)	170,400	(97,042)
2- Year Interest Rate Swap, 02/25/22	Call	UBS AG	02/20/20	2.35%	3 Month LIBOR(Q)	2.35%(S)	84,560	(121,227)
5- Year Interest Rate Swap, 08/27/24	Call	JPMorgan Chase	08/22/19	2.70%	3 Month LIBOR(Q)	2.70%(S)	100,360	(400,431)

A422

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 02/25/22	Put	UBS AG	02/21/20	3.35%	3.35%(S)	3 Month LIBOR(Q)	84,560	$(345,062)
2- Year Interest Rate Swap, 03/04/21	Put	Citigroup Global Markets	02/28/19	3.10%	3.10%(S)	3 Month LIBOR(Q)	92,125	(234,738)

Total Options Written (premiums received $2,110,693)								$(1,351,549)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1,236	2 Year U.S. Treasury Notes	Dec. 2018	$260,467,689	$(587,959)

Short Positions:
905	5 Year U.S. Treasury Notes	Dec. 2018	101,791,289	429,417
105	10 Year U.S. Treasury Notes	Dec. 2018	12,472,032	118,035
61	10 Year U.S. Ultra Treasury Notes	Dec. 2018	7,686,000	140,738
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	771,406	27,653

				715,843

				$127,884

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Japanese Yen,
Expiring 11/19/18	Bank of New York Mellon	JPY	189,259	$1,700,000	$1,672,198	$—	$(27,802)
Mexican Peso,
Expiring 11/26/18	Societe Generale	MXN	5,530	284,000	292,694	8,694	—
South African Rand,
Expiring 10/03/18	Bank of New York Mellon	ZAR	1,873	140,200	132,358	—	(7,842)

				$2,124,200	$2,097,250	8,694	(35,644)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Euro,
Expiring 10/04/18	Barclays Capital Group	EUR	1,008	$1,175,550	$1,170,901	$4,649	$—
Expiring 11/05/18	UBS AG	EUR	997	1,157,413	1,161,116	—	(3,703)
Expiring 01/31/19	NatWest Markets PLC	EUR	1,429	1,673,109	1,677,718	—	(4,609)
Expiring 01/31/19	Standard Chartered PLC	EUR	1	988	991	—	(3)
Expiring 04/15/19	Nomura Securities Co.	EUR	2,900	3,423,994	3,426,725	—	(2,731)
Indonesian Rupiah,
Expiring 10/19/18	Goldman Sachs & Co.	IDR	728,090	49,349	48,735	614	—
Mexican Peso,
Expiring 11/26/18	Hong Kong & Shanghai Bank	MXN	5,541	284,000	293,261	—	(9,261)
South African Rand,
Expiring 10/03/18	Bank of New York Mellon	ZAR	28	2,090	1,963	127	—

A423

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 10/03/18	Goldman Sachs & Co.	ZAR	1,845	$138,701	$130,395	$8,306	$—

				$7,905,194	$7,911,805	13,696	(20,307)

						$22,390	$(55,951)

Cross currency exchange contracts outstanding at September 30, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC cross currency exchange contracts:
11/19/18	Buy	AUD	2,310	NZD	2,521	$—	$(1,407)	Bank of New York Mellon
11/19/18	Buy	AUD	1,150	NOK	6,797	—	(5,317)	Nomura Securities Co.
11/19/18	Buy	CAD	2,158	NZD	2,520	1,400	—	Bank of New York Mellon
11/19/18	Buy	CAD	1,075	AUD	1,150	1,338	—	Goldman Sachs & Co.
11/19/18	Buy	CAD	1,060	CHF	779	23,743	—	NatWest Markets PLC
11/19/18	Buy	JPY	97,743	CHF	840	3,580	—	Goldman Sachs & Co.
11/19/18	Buy	JPY	89,243	CHF	770	145	—	JPMorgan Chase
11/19/18	Buy	NOK	7,244	CHF	850	21,642	—	NatWest Markets PLC
11/19/18	Buy	NOK	6,733	AUD	1,150	—	(2,597)	Societe Generale
11/19/18	Buy	NOK	13,976	EUR	1,460	18,669	—	State Street Bank
11/19/18	Buy	SEK	15,237	EUR	1,470	7,946	—	Bank of New York Mellon

						$78,463	$(9,321)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.31.V1	12/20/23	5.000	%(Q)		5,500	3.323%	$392,700	$410,645	$17,945
iTraxx.Fin.Senior.29.V1	06/20/23	1.000	%(Q)	EUR	7,300	0.709%	118,815	117,289	(1,526)

							$511,515	$527,934	$16,419

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the

A424

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
11,000	02/29/20	1.359%(S)	3 Month LIBOR(1)(Q)	$—	$ 242,783	$ 242,783
10,910	02/29/20	1.374%(S)	3 Month LIBOR(1)(Q)	—	238,502	238,502
5,880	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	—	132,914	132,914
5,440	02/29/20	1.350%(S)	3 Month LIBOR(1)(Q)	—	120,435	120,435
5,440	02/29/20	1.320%(S)	3 Month LIBOR(1)(Q)	—	126,931	126,931
4,840	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	—	109,355	109,355
21,755	05/31/20	1.622%(S)	3 Month LIBOR(2)(Q)	—	(388,002)	(388,002)
20,320	09/30/20	2.570%(A)	1 Day USOIS(1)(A)	—	57,506	57,506
71,260	08/27/24	2.920%(S)	3 Month LIBOR(2)(Q)	—	(750,132)	(750,132)
1,905	01/20/27	2.700%(S)	3 Month LIBOR(2)(Q)	—	(37,129)	(37,129)

				$—	$(146,837)	$(146,837)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse First Boston Corp.	$2,777,030	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$81,268,638	$ —
Collateralized Debt Obligation	—	1,810,800	—
Collateralized Loan Obligations	—	14,145,372	—
Consumer Loans	—	2,186,781	—
Credit Cards	—	13,085,427	—
Equipment	—	7,153,975	—
Home Equity Loans	—	1,487,970	—

A425

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Other	$—	$8,671,525	$ —
Residential Mortgage-Backed Securities	—	4,073,598	—
Student Loans	—	27,330,175	—
Commercial Mortgage-Backed Securities	—	102,013,522	—
Corporate Bonds	—	271,878,227	—
Municipal Bonds	—	2,347,215	—
Residential Mortgage-Backed Securities	—	41,452,071	—
Sovereign Bonds	—	6,475,404	—
U.S. Government Agency Obligations	—	44,570,564	—
U.S. Treasury Obligations	—	39,064,024	—
Affiliated Mutual Funds	9,153,781	—	—
Certificate of Deposit	—	3,299,702	—
Commercial Paper	—	8,005,361	—
Options Purchased	—	1,281,527	—
Options Written	—	(1,351,549)	—
Other Financial Instruments*
Futures Contracts	127,884	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(33,561)	—
OTC Cross Currency Exchange Contracts	—	69,142	—
Centrally Cleared Credit Default Swap Agreements	—	16,419	—
Centrally Cleared Interest Rate Swap Agreements	—	(146,837)	—

Total	$9,281,665	$680,155,492	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument and OTC swap contracts which are recorded at fair value.

A426

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 87.6%

ASSET-BACKED SECURITIES — 9.4%

Automobiles — 0.9%
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	309	$308,666
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.458	%(c)	07/15/19	38	38,268

					346,934

Collateralized Loan Obligations — 8.5%
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.589	%(c)	07/15/29	250	250,286
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	3.339	%(c)	04/15/29	156	156,573
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.778	%(c)	10/20/29	250	250,695
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.519	%(c)	07/15/26	1,000	1,000,124
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.549	%(c)	01/16/31	500	500,085
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189	%(c)	01/15/28	500	497,726
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.199	%(c)	04/20/28	750	746,675

					3,402,164

TOTAL ASSET-BACKED SECURITIES (cost $3,752,865)					3,749,098

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.8%
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,200	1,194,381
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	609	584,027
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	992,391
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	24	23,826
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,140	2,135,698
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A2	2.573%		09/15/58	985	979,191

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,029,139)					5,909,514

CORPORATE BONDS — 27.1%

Banks — 11.8%
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	310	298,328
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	280	271,593

A427

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Cooperatieve Rabobank UA (Netherlands), Cert. of Deposit, 1 Month LIBOR + 0.210%	2.368	%(c)	11/15/18	1,000	$1,000,275
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	255	271,298
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	625	644,244
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	300	307,632
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	850	866,828
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	450	463,449
PNC Bank NA, Sub. Notes	2.950%		01/30/23	610	590,460

					4,714,107

Biotechnology — 1.5%
Amgen, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	610	606,811

Computers — 1.3%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	32	32,001
NetApp, Inc., Sr. Unsec’d. Notes	2.000%		09/27/19	510	505,453

					537,454

Electric — 1.3%
Duke Energy Progress LLC, First Mortgage	5.300%		01/15/19	125	125,889
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	385	392,292

					518,181

Gas — 0.4%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%		03/15/19	170	174,218

Hand/Machine Tools — 0.6%
Stanley Black & Decker, Inc., Sub. Notes	1.622%		11/17/18	235	234,631

Healthcare-Services — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		06/01/21	150	152,389
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%		02/15/21	385	396,665

					549,054

Machinery-Diversified — 1.2%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%		10/15/21	185	184,465
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%		07/12/21	300	305,212

					489,677

Media — 1.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	480	477,840

Multi-National — 3.3%
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%		11/20/18	1,300	1,298,699

Telecommunications — 1.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	445	448,848

A428

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	$301,093

				749,941

Transportation — 1.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	458,829

TOTAL CORPORATE BONDS (cost $10,801,822)				10,809,442

SOVEREIGN BONDS — 7.0%
Caisse des Depots et Consignations (France), Sr. Unsec’d. Notes, EMTN	1.500%	11/13/18	200	199,776
Province of Manitoba (Canada), Unsec’d. Notes	1.750%	05/30/19	200	198,566
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.000%	01/30/19	700	698,733
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%	10/05/18	1,700	1,699,813

TOTAL SOVEREIGN BONDS (cost $2,796,949)				2,796,888

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Bank	1.750%	12/14/18	50	49,952
Government National Mortgage Assoc.	4.000%	02/15/39	10	10,454
Government National Mortgage Assoc.	4.000%	12/15/40	97	99,653

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $163,097)				160,059

U.S. TREASURY OBLIGATIONS — 28.9%
U.S. Treasury Bonds	3.125%	05/15/48	115	113,468
U.S. Treasury Notes	0.750%	10/31/18	8,000	7,991,494
U.S. Treasury Notes	1.625%	07/31/20	1,405	1,375,254
U.S. Treasury Notes(k)	2.125%	05/15/25	1,050	994,178
U.S. Treasury Notes	2.625%	08/31/20	465	463,329
U.S. Treasury Notes	2.750%	09/15/21	610	607,689

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,594,173)				11,545,412

TOTAL LONG-TERM INVESTMENTS (cost $35,138,045)				34,970,413

SHORT-TERM INVESTMENTS — 11.6%

			Shares
AFFILIATED MUTUAL FUNDS — 7.9%
PGIM Core Short-Term Bond Fund(w)			308,851	2,863,051
PGIM Core Ultra Short Bond Fund(w)			290,856	290,856

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,153,907)				3,153,907

A429

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

				Principal Amount (000)#	Value

COMMERCIAL PAPER — 3.7%
Toyota Finance Australia Ltd. (cost $1,500,000)	2.428	%(cc)	10/22/18	1,500	$1,500,216

TOTAL SHORT-TERM INVESTMENTS (cost $4,653,907)					4,654,123

TOTAL INVESTMENTS — 99.2% (cost $39,791,952)					39,624,536
Other assets in excess of liabilities(z) — 0.8%					302,407

NET ASSETS — 100.0%					$39,926,943

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
30	10 Year U.S Treasury Notes	Dec. 2018	$3,563,438	$(35,254)
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	771,406	(26,095)

				(61,349)

Short Positions:
22	90 Day Euro Dollar	Dec. 2018	5,353,699	39,280
92	5 Year U.S. Treasury Notes	Dec. 2018	10,347,843	87,627
2	10 Year U.S. Ultra Treasury Notes	Dec. 2018	252,000	1,247
12	20 Year U.S. Treasury Bonds	Dec. 2018	1,686,000	47,060

				175,214

				$113,865

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global
Markets	$160,000	$260,380

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A430

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$346,934	$—
Collateralized Loan Obligations	—	3,402,164	—
Commercial Mortgage-Backed Securities	—	5,909,514	—
Corporate Bonds	—	10,809,442	—
Sovereign Bonds	—	2,796,888	—
U.S. Government Agency Obligations	—	160,059	—
U.S. Treasury Obligations	—	11,545,412	—
Affiliated Mutual Funds	3,153,907	—	—
Commercial Paper	—	1,500,216	—
Other Financial Instruments*
Futures Contracts	113,865	—	—

Total	$3,267,772	$36,470,629	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A431

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 74.2%

ASSET-BACKED SECURITIES — 5.0%

Automobiles — 2.8%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.558	%(c)	02/15/21	200	$200,379
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	400	398,948
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,896
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	170	170,338
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	81	80,932
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1, Series 2014-1, Class A, 144A	2.260%		11/15/25	500	498,363
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	600	592,988
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.618	%(c)	11/15/21	700	702,432
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.458	%(c)	07/15/19	19	19,134
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.798	%(c)	06/15/21	300	301,015
Nissan Master Owner Trust Receivables, Series 2017-A, Class A, 1 Month LIBOR + 0.310%	2.468	%(c)	04/15/21	118	118,103

					3,182,528

Collateralized Loan Obligations — 0.7%
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189	%(c)	01/15/28	250	248,863
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.199	%(c)	04/20/28	500	497,783

					746,646

Credit Cards — 1.2%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.858	%(c)	05/17/21	200	200,050
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.528	%(c)	12/15/21	500	500,970
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1	1.750%		11/19/21	600	592,340

					1,293,360

Equipment — 0.0%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	33	32,820

Student Loans — 0.3%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	152	150,838

A432

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%	01/25/41	139	$137,910

				288,748

TOTAL ASSET-BACKED SECURITIES (cost $5,554,046)				5,544,102

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Commercial Mortgage Trust, Series 2015-CR24, Class A2	3.022%	08/10/48	1,090	1,090,371
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%	08/10/48	600	597,190
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%	02/10/48	190	188,619
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%	05/25/25	304	292,013
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%	06/25/20	145	146,017
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	500	496,196
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	252	251,459
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	419	418,367
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1	1.471%	04/15/50	232	230,319
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%	09/15/58	81	80,221

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,836,787)				3,790,772

CORPORATE BONDS — 12.7%

Aerospace & Defense — 0.3%
General Dynamics Corp., Gtd. Notes	2.875%	05/11/20	145	144,650
General Dynamics Corp., Gtd. Notes	3.000%	05/11/21	175	174,064

				318,714

Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	150	158,025

Auto Manufacturers — 0.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	01/06/20	200	198,085
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%	05/04/21	150	149,335
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	150	149,607

				497,027

Banks — 6.4%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	250	249,206
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	295	290,904
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%	01/15/19	250	249,960
Bank of Baroda/London (India), Sr. Unsec’d. Notes, 144A	4.875%	07/23/19	200	201,382

A433

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
BB&T Corp., Sr. Unsec’d. Notes, MTN	3.200%		09/03/21	265	$263,430
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450%		04/30/21	375	374,611
Citibank NA, Sr. Unsec’d. Notes	3.050%		05/01/20	620	619,667
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	300	290,992
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, GMTN	2.125%		01/30/19	1,000	998,056
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%		01/30/19	1,250	1,248,253
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	249,651
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	300	319,174
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	130	135,888
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	200	202,447
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23	260	256,272
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	175	178,465
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.125%		01/23/23	115	112,140
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	40	39,993
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	205	215,794
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	241,992
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200%		04/30/21	320	319,410
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.729	%(c)	04/30/21	130	130,453

					7,188,140

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	260	258,641
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	100	99,482

					358,123

Building Materials — 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.838	%(c)	12/20/19	110	110,271

Chemicals — 0.5%
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	106	111,830
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	350	351,754
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	45	43,758

					507,342

Commercial Services — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.110	%(c)	05/22/19	50	50,104

Computers — 0.0%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	16	16,001

Diversified Financial Services — 0.5%
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%		11/25/19	500	508,242

Electric — 0.3%
Duke Energy Progress LLC, First Mortgage	5.300%		01/15/19	100	100,711
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	150	149,029

A434

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Southern Power Co., Sr. Unsec’d. Notes	1.950%		12/15/19	100	$98,633

					348,373

Electronics — 0.0%
Fortive Corp., Sr. Unsec’d. Notes	1.800%		06/15/19	10	9,905

Gas — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%		03/15/19	125	128,101

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc., Sub. Notes	1.622%		11/17/18	225	224,647

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%		08/15/19	70	69,619

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%		07/16/19	230	228,970
Principal Financial Group, Inc., Gtd. Notes	3.125%		05/15/23	200	194,890

					423,860

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	60	62,051

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	130	129,415

Miscellaneous Manufacturing — 0.1%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	150	153,887

Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	240	238,572
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%		11/20/18	400	399,600

					638,172

Oil & Gas — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%		05/10/19	200	199,508
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%		10/15/19	50	51,174
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%		06/15/19	125	127,593

					378,275

Packaging & Containers — 0.1%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%		08/01/19	150	154,549

Pharmaceuticals — 1.0%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%		08/12/19	420	417,667
CVS Health Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	3.047	%(c)	03/09/21	380	382,984
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%		09/23/19	300	296,792

					1,097,443

A435

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines — 0.2%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	250	$253,976

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	110	110,951

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%	06/15/19	250	249,133

TOTAL CORPORATE BONDS (cost $14,187,759)				14,144,346

SOVEREIGN BONDS — 3.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	200	189,000
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	11/13/18	580	579,385
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	05/29/19	200	198,538
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, MTN	1.500%	10/22/19	500	493,136
Province of Manitoba (Canada), Unsec’d. Notes	1.750%	05/30/19	1,600	1,588,524
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.625%	01/18/19	200	199,446
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.000%	01/30/19	300	299,457
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%	10/05/18	400	399,956

TOTAL SOVEREIGN BONDS (cost $3,963,634)				3,947,442

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Mortgage Corp., Notes	1.375%	08/15/19	500	494,788
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%	03/15/20	120	119,114

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $616,522)				613,902

U.S. TREASURY OBLIGATIONS — 49.1%
U.S. Treasury Bonds	2.500%	05/15/46	85	74,123
U.S. Treasury Bonds	2.750%	08/15/47	1,190	1,089,826
U.S. Treasury Bonds	2.875%	08/15/45	230	216,577
U.S. Treasury Bonds	3.000%	11/15/44	125	120,659
U.S. Treasury Bonds(k)	3.000%	05/15/45	1,490	1,437,734
U.S. Treasury Bonds	3.000%	02/15/47	70	67,460
U.S. Treasury Bonds	3.000%	05/15/47	75	72,234
U.S. Treasury Bonds	3.125%	05/15/48	120	118,402
U.S. Treasury Bonds	3.625%	08/15/43	155	166,328
U.S. Treasury Bonds	3.750%	11/15/43	10	10,950
U.S. Treasury Notes	1.625%	06/30/20	130	127,390
U.S. Treasury Notes	1.875%	04/30/22	1,832	1,767,665
U.S. Treasury Notes	1.875%	09/30/22	87	83,547
U.S. Treasury Notes	2.000%	06/30/24	9,550	9,056,832
U.S. Treasury Notes	2.125%	08/15/21	2,990	2,927,864
U.S. Treasury Notes(k)	2.125%	09/30/21	8,725	8,534,141
U.S. Treasury Notes	2.125%	06/30/22	7,285	7,080,109
U.S. Treasury Notes	2.125%	05/15/25	535	506,557
U.S. Treasury Notes	2.250%	11/15/24	4,000	3,833,281

A436

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.250%	11/15/25	170	$161,586
U.S. Treasury Notes	2.375%	08/15/24	10,055	9,723,106
U.S. Treasury Notes	2.500%	05/15/24	460	448,626
U.S. Treasury Notes	2.625%	08/31/20	1,105	1,101,029
U.S. Treasury Notes	2.750%	07/31/23	2,580	2,557,123
U.S. Treasury Notes	2.750%	08/31/23	695	688,919
U.S. Treasury Notes	2.750%	08/31/25	330	324,573
U.S. Treasury Notes	3.000%	09/30/25	790	789,105
U.S. Treasury Notes	2.000%	11/30/20	1,825	1,792,706

TOTAL U.S. TREASURY OBLIGATIONS (cost $55,638,057)				54,878,452

TOTAL LONG-TERM INVESTMENTS (cost $83,796,805)				82,919,016

SHORT-TERM INVESTMENTS — 18.4%

			Shares

AFFILIATED MUTUAL FUNDS — 18.1%
PGIM Core Short-Term Bond Fund(w)			585,312	5,425,838
PGIM Core Ultra Short Bond Fund(w)			14,788,994	14,788,994

TOTAL AFFILIATED MUTUAL FUNDS (cost $20,214,832)				20,214,832

			Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.3%
Ford Motor Credit Co. LLC (cost $314,755)	3.201%	04/09/19	320	314,575

TOTAL SHORT-TERM INVESTMENTS (cost $20,529,587)				20,529,407

TOTAL INVESTMENTS — 92.6% (cost $104,326,392)				103,448,423
Other assets in excess of liabilities(z) — 7.4%				8,267,862

NET ASSETS — 100.0%				$111,716,285

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	20 Year U.S. Treasury Bonds	Dec. 2018	$702,500	$(20,257)

A437

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
11	90 Day Euro Dollar	Dec. 2018	$2,676,850	$ 19,640
52	2 Year U.S. Treasury Notes	Dec. 2018	10,958,187	26,683
161	5 Year U.S. Treasury Notes	Dec. 2018	18,108,726	126,097
6	10 Year U.S. Treasury Notes	Dec. 2018	712,688	(1,134)
7	10 Year U.S. Ultra Treasury Notes	Dec. 2018	882,000	16,341
33	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	5,091,281	188,621

				376,248

				$355,991

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
68,750	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$22,035	$22,035
2,145	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(830)	16,192	17,022
215	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	1,589	1,900
855	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	212	6,747	6,535
630	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	9	4,115	4,106
210	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	31	1,772	1,741
32,100	04/16/20	1.359%(S)	3 Month LIBOR(2)(Q)	18,545	(716,628)	(735,173)
900	04/18/20	1.346%(S)	3 Month LIBOR(1)(Q)	770	20,424	19,654
1,510	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	6,962	6,962
930	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	117	44,505	44,388
460	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	1,647	1,647
480	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(823)	21,218	22,041
365	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,823)	16,413	18,236
364	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427)	16,666	17,093
245	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	397	11,665	11,268
865	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,813	45,962	43,149
1,725	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	5,560	84,025	78,465
250	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	12,201	12,201
125	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	—	6,050	6,050
620	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	2,053	22,036	19,983
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	8,498	8,498
2,499	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(1,739)	11,081	12,820
380	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	153	17,893	17,740
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	9,039	7,424
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	7,483	7,483

				$26,322	$(300,410)	$(326,732)

A438

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
10,965	12/31/19	3.538	%(T)	3 Month LIBOR(2)(T)	$3,001,432	$ —	$3,001,432	JPMorgan Chase
10,600	12/31/19	4.137	%(T)	3 Month LIBOR(2)(T)	4,814,273	—	4,814,273	JPMorgan Chase

					$7,815,705	$—	$7,815,705

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global
Markets	$—	$664,100

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,182,528	$—
Collateralized Loan Obligations	—	746,646	—
Credit Cards	—	1,293,360	—
Equipment	—	32,820	—
Student Loans	—	288,748	—
Commercial Mortgage-Backed Securities	—	3,790,772	—
Corporate Bonds	—	14,144,346	—
Sovereign Bonds	—	3,947,442	—
U.S. Government Agency Obligations	—	613,902	—
U.S. Treasury Obligations	—	54,878,452	—
Affiliated Mutual Funds	20,214,832	—	—
Commercial Paper	—	314,575	—
Other Financial Instruments*
Futures Contracts	355,991	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(326,732)	—
OTC Interest Rate Swap Agreements	—	7,815,705	—

Total	$20,570,823	$90,722,564	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

A439

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 85.3%

ASSET-BACKED SECURITIES — 19.8%

Automobiles — 8.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	200	$199,474
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	793,746
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,260
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,896
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	300	299,663
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	46	45,728
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	190	189,520
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	81	80,932
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	600	596,137
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	3.008	%(c)	05/17/21	400	401,789
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	509	507,579
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	400	397,859
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	197	196,476
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	94	94,277

					4,001,336

Collateralized Loan Obligations — 4.3%
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.778	%(c)	10/20/29	250	250,695
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A	3.104	%(c)	11/15/26	250	249,013
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.519	%(c)	07/15/26	1,000	1,000,124
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.199	%(c)	04/20/28	500	497,783

					1,997,615

Credit Cards — 6.2%
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.528	%(c)	12/15/21	1,000	1,001,939
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.588	%(c)	07/15/21	700	700,897
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	800	796,381

A440

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.418	%(c)	08/16/21	400	$400,373

					2,899,590

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	33	32,820

Student Loans — 0.6%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	76	75,419
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.966	%(c)	06/25/65	5	5,315
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%		01/25/41	209	206,865

					287,599

TOTAL ASSET-BACKED SECURITIES (cost $9,235,600)					9,218,960

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.3%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1	1.643%		09/10/58	116	114,171
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	474	473,528
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,200	1,194,381
Commercial Mortgage Trust, Series 2015-CR27, Class A1	1.577%		10/10/48	132	130,703
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	119	117,252
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	112	110,703
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	284	276,127
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	685	657,030
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	90,230
GS Mortgage Securities Trust, Series 2014-GC24, Class A1	1.509%		09/10/47	267	266,239
GS Mortgage Securities Trust 2015-GS1, Series 2015-GS1, Class A1	1.935%		11/10/48	221	218,820
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	992,391
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	112	111,760
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%		01/15/46	357	356,669
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	24	23,827
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,300	1,284,638
Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, Series 2014-C19, Class A1	1.573%		12/15/47	130	128,842

A441

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%	05/15/48	700	$695,193
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%	09/15/58	61	60,707
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1	1.577%	01/15/59	133	131,035
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	1,109	1,107,952

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,685,625)				8,542,198

CORPORATE BONDS — 39.7%

Airlines — 0.3%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	120	119,029

Auto Manufacturers — 2.0%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	01/06/20	400	396,169
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	200	211,285
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	330	329,135

				936,589

Banks — 14.8%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	500	498,412
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%	01/15/19	510	509,919
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875%	07/23/19	400	402,763
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.100%	01/15/20	350	345,828
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	345	334,641
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	355	345,203
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	249,651
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, EMTN	2.250%	01/30/19	500	499,301
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	980	1,010,175
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	525	535,133
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	250	257,718
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%	01/30/19	425	424,623
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	125	131,390
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	550	566,438
PNC Bank NA, Sr. Unsec’d. Notes	2.200%	01/28/19	575	574,363
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	11/09/22	240	232,894

				6,918,452

Biotechnology — 1.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	170	172,923
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	245	243,731
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	250	258,176

				674,830

Chemicals — 1.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	536	545,804

A442

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	190	$190,169

				735,973

Computers — 1.2%
Apple, Inc., Sr. Unsec’d. Notes	1.900%	02/07/20	530	523,752
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	40	40,001

				563,753

Electric — 1.9%
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%	03/15/20	380	373,639
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	300	298,057
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	200	197,267

				868,963

Electronics — 0.0%
Fortive Corp., Sr. Unsec’d. Notes	1.800%	06/15/19	20	19,809

Hand/Machine Tools — 1.0%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	445	444,301

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	352,029

Insurance — 4.1%
American International Group, Inc., Sr. Unsec’d. Notes	3.300%	03/01/21	575	573,812
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes.	5.125%	04/15/22	350	367,069
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	65,723
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	275	285,011
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	157,634
Principal Life Global Funding II, Sec’d. Notes, MTN, 144A	2.150%	01/10/20	450	445,216

				1,894,465

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	25,855

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A .	1.974%	04/15/19	110	109,505

Multi-National — 1.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	420	417,502
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	110	105,577

				523,079

Oil & Gas — 3.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	400	399,015
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	100	102,349
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	752,727

A443

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%		06/15/19	250	$255,185

					1,509,276

Packaging & Containers — 0.6%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%		08/01/19	250	257,582

Pharmaceuticals — 3.2%
Allergan Funding SCS, Gtd. Notes	3.000%		03/12/20	315	314,609
CVS Health Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	3.047	%(c)	03/09/21	620	624,868
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%		09/23/19	580	573,799

					1,513,276

Pipelines — 0.5%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%		03/15/20	25	25,562
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%		02/01/19	140	139,899
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	50	50,795

					216,256

Software — 1.2%
Microsoft Corp., Sr. Unsec’d. Notes	1.850%		02/06/20	590	582,843

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	25	25,216
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%		09/08/21	200	204,936

					230,152

TOTAL CORPORATE BONDS (cost $18,611,028)					18,496,017

SOVEREIGN BONDS — 3.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	250	236,250
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		05/29/19	400	397,076
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	197,272
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, EMTN	1.500%		10/22/19	500	493,136
Province of Manitoba (Canada), Unsec’d. Notes	1.750%		05/30/19	200	198,566
Province of New Brunswick (Canada), Debentures	9.750%		05/15/20	100	109,690

TOTAL SOVEREIGN BONDS (cost $1,651,717)					1,631,990

U.S. GOVERNMENT AGENCY OBLIGATION — 3.9%
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	1,640	1,816,075

A444

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Strips Coupon (cost 29,380)	2.783	%(s)	02/15/25	35	$28,862

TOTAL LONG-TERM INVESTMENTS (cost $40,023,136)					39,734,102

				Shares

SHORT-TERM INVESTMENTS — 12.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Short-Term Bond Fund(w)				532,554	4,936,779
PGIM Core Ultra Short Bond Fund(w)				844,627	844,627
PGIM Institutional Money Market Fund(w)				17	17

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,781,423)					5,781,423

OPTIONS PURCHASED~* — 0.0%
(cost $2,065)					690

TOTAL SHORT-TERM INVESTMENTS (cost $5,783,488)					5,782,113

TOTAL INVESTMENTS — 97.7% (cost $45,806,624)					45,516,215
Other assets in excess of liabilities(z) — 2.3%					1,068,553

NET ASSETS — 100.0%					$46,584,768

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	675	$17
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	655	16
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	700	657

Total Options Purchased (cost $2,065)							$690

A445

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	30 Day Federal Funds	Jan. 2019	$406,845	$(252)
150	10 Year U.S. Treasury Notes	Dec. 2018	17,817,188	(193,130)
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	2,159,937	(79,394)

				(272,776)

Short Positions:
14	90 Day Euro Dollar	Dec. 2018	3,406,900	24,996
13	2 Year U.S. Treasury Notes	Dec. 2018	2,739,547	6,624
128	5 Year U.S. Treasury Notes	Dec. 2018	14,397,000	121,407
4	10 Year U.S. Ultra Treasury Notes	Dec. 2018	504,000	5,916
21	20 Year U.S. Treasury Bonds	Dec. 2018	2,950,500	82,406

				241,349

				$(31,427)

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
43,040	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$13,795	$13,795
4,295	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(1,647)	32,421	34,068
645	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	4,766	5,077
2,340	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	658	18,463	17,805
1,060	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	(70)	8,944	9,014
420	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	49	2,743	2,694
4,785	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	169	(140,121)	(140,290)
56,370	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	331,918	(1,741,088)	(2,073,006)
1,010	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	4,657	4,657
1,648	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	157	(38,072)	(38,229)
1,525	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	135	(39,623)	(39,758)
460	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	1,647	1,647
14,300	12/11/22	2.180%(S)	3 Month LIBOR(2)(Q)	(1,023)	(417,620)	(416,597)
12,480	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(42,689)	561,201	603,890
2,165	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,145)	95,703	98,848
1,588	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,135)	72,706	74,841
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	57,851	54,738
1,485	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	4,964	78,906	73,942
5,920	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	20,952	288,363	267,411
620	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	30,257	30,257
615	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	895	29,767	28,872
740	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	2,053	26,302	24,249

A446

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
460	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	$—	$6,798	$6,798
2,029	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(1,423)	8,999	10,422
840	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	156	39,553	39,397
396	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,862	27,323	22,461
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	6,396	6,577
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	7,483	7,483
130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	7,218	7,218
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	(74,350)	(69,450)

				$312,557	$(1,018,612)	$(1,331,169)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$918,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$4,001,336	$—
Collateralized Loan Obligations	—	1,997,615	—
Credit Cards	—	2,899,590	—
Equipment	—	32,820	—
Student Loans	—	287,599	—
Commercial Mortgage-Backed Securities	—	8,542,198	—
Corporate Bonds	—	18,496,017	—
Sovereign Bonds	—	1,631,990	—
U.S. Government Agency Obligation	—	1,816,075	—
U.S. Treasury Obligation	—	28,862	—
Affiliated Mutual Funds	5,781,423	—	—
Options Purchased	—	690	—
Other Financial Instruments*
Futures Contracts	(31,427)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,331,169)	—

Total	$5,749,996	$38,403,623	$—

A447

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A448

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 85.5%

ASSET-BACKED SECURITIES — 22.1%

Automobiles — 8.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	400	$398,948
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	892,965
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	400	394,707
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,260
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,896
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	500	499,439
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	69	68,592
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	381	379,040
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	300	299,228
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	496,780
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	200	193,439
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	500	494,157
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	3.008	%(c)	05/17/21	700	703,130
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.798	%(c)	06/15/21	900	903,046
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	849	845,965
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	600	596,788
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	283	282,832

					7,647,212

Collateralized Loan Obligations — 5.8%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.159	%(c)	01/15/27	250	248,503
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.502	%(c)	05/20/25	55	54,787
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.778	%(c)	10/20/29	250	250,695
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.457	%(c)	01/22/31	250	249,335
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 3 Month LIBOR + 0.850%, 144A	3.189	%(c)	01/16/26	250	249,230

A449

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A	3.104	%(c)	11/15/26	500	$498,025
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.614	%(c)	05/15/26	175	175,416
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.519	%(c)	07/15/26	1,500	1,500,186
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.133	%(c)	01/18/28	250	249,388
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.549	%(c)	01/16/31	250	250,043
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189	%(c)	01/15/28	250	248,863
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.199	%(c)	04/20/28	750	746,675
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.233	%(c)	01/18/29	500	498,354

					5,219,500

Credit Cards — 6.9%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.858	%(c)	05/17/21	600	600,151
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.528	%(c)	12/15/21	800	801,551
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.568	%(c)	05/15/21	2,200	2,205,063
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.588	%(c)	07/15/21	1,100	1,101,410
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	895,928
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.418	%(c)	08/16/21	600	600,559

					6,204,662

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	66	65,640

Student Loans — 0.7%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	228	226,257
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.966	%(c)	06/25/65	9	8,859

A450

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%		01/25/41	418	$413,731

					648,847

TOTAL ASSET-BACKED SECURITIES (cost $19,816,438)					19,785,861

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.4%
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,000,237
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,447	1,447,572
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,900	1,891,102
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	1,400	1,374,636
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%		02/10/48	1,245	1,241,430
Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	537	523,406
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	1,142	1,095,050
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	2,200	2,107,123
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	2,200	2,093,090
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	51	51,303
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	2,200	2,182,953
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,147,680
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	298,915
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	509	508,507
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	48	47,651
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	2,200	2,174,003
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1	1.445%		08/15/49	81	79,738
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	822	804,026

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,782,821)					20,068,422

CORPORATE BONDS — 26.5%

Banks — 9.7%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	900	897,142
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%		02/01/22	400	390,508
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	505	498,365
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	410	394,563
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	520	511,223

A451

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%	02/18/20	500	$494,662
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	1,000	998,602
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	249,651
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	340	361,730
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	340	350,469
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	505	502,070
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	315	321,080
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	400	410,175
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	570	568,099
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	825	849,657
PNC Bank NA, Sr. Unsec’d. Notes	2.250%	07/02/19	575	572,770
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	375	365,557

				8,736,323

Biotechnology — 1.9%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	610,315
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,100	1,103,405

				1,713,720

Chemicals — 1.3%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	1,150	1,151,024

Computers — 0.9%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	750	735,251
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	66	66,002

				801,253

Diversified Financial Services — 1.1%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	1,030	1,025,142

Electric — 0.5%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	407,577

Healthcare-Services — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	406,371
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	193,939
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	412,119

				1,012,429

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	852,112

Machinery-Diversified — 0.7%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	589,487

A452

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National — 1.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	710	$705,776
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	185	177,561

					883,337

Oil & Gas — 0.4%
Nabors Industries, Inc., Gtd. Notes	5.000%		09/15/20	325	327,744

Pharmaceuticals — 1.7%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%		08/12/19	1,005	999,419
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	500	482,872

					1,482,291

Pipelines — 2.0%
Enterprise Products Operating LLC, Gtd. Notes	2.550%		10/15/19	220	219,125
Enterprise Products Operating LLC, Gtd. Notes	3.900%		02/15/24	825	832,413
Enterprise Products Operating LLC, Gtd. Notes	5.200%		09/01/20	285	295,251
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	475	482,555

					1,829,344

Software — 0.6%
Oracle Corp., Sr. Unsec’d. Notes	2.950%		11/15/24	600	579,483

Telecommunications — 1.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	585	590,058
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%		09/08/21	200	204,936
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	595	597,168

					1,392,162

Transportation — 1.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21	485	488,785
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	475	484,320

					973,105

TOTAL CORPORATE BONDS (cost $23,973,421)					23,756,533

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.3%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost $300,000)	2.747	%(c)	07/15/58	300	299,729

SOVEREIGN BONDS — 2.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	405	382,725
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	200	193,838
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	187,047

A453

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	$197,272
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, MTN	1.500%	10/22/19	500	493,136
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22	255	249,000
Province of New Brunswick (Canada), Debs	9.750%	05/15/20	200	219,380
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.500%	09/10/21	155	151,917
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.875%	04/23/23	340	342,380

TOTAL SOVEREIGN BONDS (cost $2,459,958)				2,416,695

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%
Federal Home Loan Bank, Bonds	2.625%	10/01/20	660	656,891
Federal Home Loan Mortgage Corp.(k)	2.375%	01/13/22	5,580	5,483,606
Federal National Mortgage Assoc	6.625%	11/15/30	570	751,068

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,972,645)				6,891,565

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Notes	2.625%	08/31/20	615	612,790
U.S. Treasury Notes	2.750%	08/31/23	1,780	1,764,425
U.S. Treasury Notes(a)	2.750%	08/31/25	275	270,478
U.S. Treasury Notes	3.000%	09/30/25	750	749,150

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,399,049)				3,396,843

TOTAL LONG-TERM INVESTMENTS (cost $77,704,332)				76,615,648

			Shares

SHORT-TERM INVESTMENTS — 14.8%

AFFILIATED MUTUAL FUNDS — 14.8%
PGIM Core Short-Term Bond Fund(w)			1,013,868	9,398,560
PGIM Core Ultra Short Bond Fund(w)			2,820,780	2,820,780
PGIM Institutional Money Market Fund (cost $988,713; includes $988,257 of cash collateral for securities on loan)(b)(w)			988,614	988,713

TOTAL AFFILIATED MUTUAL FUNDS (cost $13,208,053)				13,208,053

OPTIONS PURCHASED~* — 0.0% (cost $18,642)				23,157

TOTAL SHORT-TERM INVESTMENTS (cost $13,226,695)				13,231,210

TOTAL INVESTMENTS — 100.3% (cost $90,931,027)				89,846,858
Liabilities in excess of other assets(z) — (0.3)%				(272,168)

NET ASSETS — 100.0%				$89,574,690

A454

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $969,131; cash collateral of $988,257 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	1,285	$32
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	1,250	31
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	3,130	2,501
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	6,210	14,674
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	6,300	5,919

Total Options Purchased (cost $18,642)							$23,157

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
324	10 Year U.S. Treasury Notes	Dec. 2018	$38,485,125	$(382,125)
25	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	3,857,031	(142,124)

				(524,249)

Short Positions:
29	90 Day Euro Dollar	Dec. 2018	7,057,150	51,777
2	2 Year U.S. Treasury Notes	Dec. 2018	421,469	1,060
364	5 Year U.S. Treasury Notes	Dec. 2018	40,941,469	353,356
7	10 Year U.S. Ultra Treasury Notes	Dec. 2018	882,000	9,498
40	20 Year U.S. Treasury Bonds	Dec. 2018	5,620,000	157,495

				573,186

				$48,937

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,500	10/11/18	1.770%(S)	3 Month LIBOR(2)(Q)	$(3,632)	$7,155	$10,787
81,190	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	26,022	26,022

A455

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
7,300	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$(2,788)	$55,104	$57,892
860	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(621)	6,355	6,976
4,770	07/11/19	1.045%(S)	3 Month LIBOR(1)(Q)	170	75,190	75,020
2,980	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	807	23,512	22,705
1,700	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	3,009	14,344	11,335
1,265	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	360	8,263	7,903
13,485	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	223	(416,508)	(416,731)
1,845	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	8,507	8,507
45,000	05/09/21	2.230%(S)	3 Month LIBOR(2)(Q)	420	(669,819)	(670,239)
2,707	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	161	(62,536)	(62,697)
2,570	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	147	(66,774)	(66,921)
715	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	1,762	(16,420)	(18,182)
3,010	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	110	144,041	143,931
20,160	10/06/21	2.308%(S)	3 Month LIBOR(2)(Q)	12,314	(320,391)	(332,705)
12,000	10/13/21	2.340%(S)	3 Month LIBOR(2)(Q)	—	(179,525)	(179,525)
4,120	10/14/21	2.405%(S)	3 Month LIBOR(2)(Q)	—	(52,181)	(52,181)
35,000	03/12/22	2.020%(S)	3 Month LIBOR(2)(Q)	360	(1,198,319)	(1,198,679)
7,800	04/08/22	1.780%(S)	3 Month LIBOR(2)(Q)	197	(310,074)	(310,271)
1,605	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	5,747	5,747
2,960	07/11/23	1.400%(S)	3 Month LIBOR(2)(Q)	171	(225,633)	(225,804)
6,315	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(34,080)	283,973	318,053
5,655	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(8,328)	249,978	258,306
4,156	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,526)	190,281	195,807
2,675	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	6,623	127,368	120,745
1,980	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	5,059	105,208	100,149
10,340	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	39,509	503,660	464,151
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	42,458	42,458
865	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,352	41,867	40,515
985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,685	35,010	31,325
805	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	11,897	11,897
7,966	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(5,391)	35,329	40,720
3,062	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	125	(1,022)	(1,147)
1,450	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	160	68,276	68,116

A456

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
6,900	06/15/26	1.504%(S)	3 Month LIBOR(1)(Q)	$206	$729,641	$729,435
670	10/06/26	2.312%(S)	3 Month LIBOR(2)(Q)	(1,634)	(33,592)	(31,958)
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	45,331	36,275
395	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	19,434	19,615
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	7,483	7,483
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	14,435	14,435
805	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,180)	(90,003)	(85,823)

				$19,625	$(756,928)	$(776,553)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$410,000	$2,722,148

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$7,647,212	$—
Collateralized Loan Obligations	—	5,219,500	—
Credit Cards	—	6,204,662	—
Equipment	—	65,640	—
Student Loans	—	648,847	—
Commercial Mortgage-Backed Securities	—	20,068,422	—
Corporate Bonds	—	23,756,533	—
Residential Mortgage-Backed Security	—	299,729	—
Sovereign Bonds	—	2,416,695	—
U.S. Government Agency Obligations	—	6,891,565	—
U.S. Treasury Obligations	—	3,396,843	—
Affiliated Mutual Funds	13,208,053	—	—
Options Purchased	—	23,157	—
Other Financial Instruments*
Futures Contracts	48,937	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(776,553)	—

Total	$13,256,990	$75,862,252	$—

A457

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A458

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 93.4%

ASSET-BACKED SECURITIES — 23.9%

Automobiles — 8.2%
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	$197,394
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	300	299,211
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	396,873
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	600	592,199
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,260
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	200	199,492
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,896
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	400	399,551
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	69	68,592
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	317	315,867
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	200	199,485
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	1,250	1,235,410
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	722	719,071
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	500	497,323
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	189	188,554

					5,507,178

Collateralized Loan Obligations — 6.0%
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.502	%(c)	05/20/25	37	36,525
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.778	%(c)	10/20/29	250	250,695
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.457	%(c)	01/22/31	250	249,335
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.614	%(c)	05/15/26	175	175,416
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.519	%(c)	07/15/26	1,350	1,350,168
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189	%(c)	01/15/28	250	248,863
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.488	%(c)	01/20/31	500	499,016
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.199	%(c)	04/20/28	500	497,783

A459

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd., Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A	3.350	%(c)	10/18/31	250	$250,002
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.233	%(c)	01/18/29	500	498,354

					4,056,157

Credit Cards — 8.5%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.858	%(c)	05/17/21	500	500,126
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.528	%(c)	12/15/21	500	500,970
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.548	%(c)	10/15/21	1,300	1,302,577
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.568	%(c)	05/15/21	1,700	1,703,912
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.610	%(c)	12/07/23	700	706,573
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.588	%(c)	07/15/21	400	400,513
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	398,190
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.418	%(c)	08/16/21	200	200,186

					5,713,047

Equipment — 0.1%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	66	65,640

Student Loans — 1.1%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	304	301,676
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 144A	3.010%		06/16/42	96	95,852
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.966	%(c)	06/25/65	7	7,087
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	2.696	%(c)	03/25/66	31	31,220
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%		01/25/41	348	344,775

					780,610

TOTAL ASSET-BACKED SECURITIES (cost $16,151,784)					16,122,632

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.2%
BANK, Series 2017-BNK5, Class A1	1.909%		06/15/60	686	667,752
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	900	889,561
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,000	999,143

A460

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	430	$430,359
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	900	883,695
Commercial Mortgage Trust, Series 2016-CR28, Class A1	1.770%		02/10/49	442	436,351
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A1	1.493%		01/15/49	282	278,361
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	1,800	1,776,670
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,000	957,783
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,000	951,405
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	35	35,271
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	1,200	1,190,702
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	1,280	1,228,976
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	503	502,919
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	79	78,625
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3	3.669%		02/15/47	150	150,848
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,200	1,185,820
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	595,880
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	580	567,050
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1	1.577%		01/15/59	732	721,801
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	460	444,051

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,426,249)					14,973,023

CORPORATE BONDS — 30.9%

Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	160	158,706

Auto Manufacturers — 1.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%		01/06/22	640	624,364
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	460	458,795

					1,083,159

Banks — 10.2%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	750	747,618
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%		02/01/22	400	390,508
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500%		04/15/21	285	279,836

A461

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	310	$301,910
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	250	240,587
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	840	825,822
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	370	358,891
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A.	2.250%	02/18/20	500	494,662
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	250	249,651
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	249,651
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	535	569,193
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%	03/01/21	125	122,757
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	01/25/23	380	374,552
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	200	205,088
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	675	709,504
PNC Bank NA, Sr. Unsec’d. Notes	2.450%	11/05/20	770	757,232

				6,877,462

Biotechnology — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	1.850%	08/19/21	145	139,135
Amgen, Inc., Sr. Unsec’d. Notes	2.650%	05/11/22	125	121,398
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	101,719
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	355	355,852
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	397,592

				1,115,696

Chemicals — 1.4%
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	282	297,510
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	500	500,445
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	145,860

				943,815

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	2.500%	02/09/22	1,110	1,085,624
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	44	44,002

				1,129,626

Electric — 1.7%
Alabama Power Co., Sr. Unsec’d. Notes	2.450%	03/30/22	360	348,897
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	410	399,180
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	127,368
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	305	300,832

				1,176,277

Electronics — 0.2%
Fortive Corp., Sr. Unsec’d. Notes	2.350%	06/15/21	115	111,420

Hand/Machine Tools — 1.0%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	670	668,948

Healthcare-Products — 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	460	454,249

A462

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	$554,566
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	126,991
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	128,787

				810,344

Insurance — 1.2%
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	400	414,561
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	175	169,720
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	251,495

				835,776

Machinery-Diversified — 0.2%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	144,786

Multi-National — 1.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	610	606,371
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	155	148,767

				755,138

Oil & Gas — 2.4%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	393	386,858
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	600	589,457
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	400	408,297
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	250	253,048

				1,637,660

Pharmaceuticals — 0.7%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	465	442,837

Pipelines — 0.9%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	609,543

Software — 1.3%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	02/06/22	880	859,622

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	307,637
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	200	204,935
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	200	200,729

				713,301

Transportation — 0.5%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22	200	205,945
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	150	152,943

				358,888

TOTAL CORPORATE BONDS
(cost $21,132,093)				20,887,253

A463

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.5%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost 300,000)	2.747	%(c)	07/15/58	300	$299,729

SOVEREIGN BONDS — 2.3%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	315	297,675
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	1.750%		11/13/18	200	199,787
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	200	193,837
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	187,047
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	197,271
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	215	209,941
Province of New Brunswick, Debentures	9.750%		05/15/20	150	164,535
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	125	122,513

TOTAL SOVEREIGN BONDS (cost $1,613,684)					1,572,606

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Federal Home Loan Bank, Bonds	2.625%		10/01/20	785	781,303
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	885	980,016

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,780,218)					1,761,319

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bonds	2.750%		08/15/47	75	68,687
U.S. Treasury Bonds	2.875%		08/15/45	45	42,374
U.S. Treasury Bonds(k)	3.000%		05/15/45	1,795	1,732,035
U.S. Treasury Bonds	3.125%		05/15/48	130	128,268
U.S. Treasury Bonds	3.625%		08/15/43	20	21,462
U.S. Treasury Notes	2.750%		08/31/25	25	24,589
U.S. Treasury Notes	1.625%		04/30/23	15	14,156
U.S. Treasury Notes	2.000%		11/30/20	80	78,584
U.S. Treasury Notes	2.000%		06/30/24	740	701,786
U.S. Treasury Notes	2.125%		09/30/21	110	107,594
U.S. Treasury Notes	2.125%		06/30/22	1,420	1,380,062
U.S. Treasury Notes	2.125%		05/15/25	30	28,405
U.S. Treasury Notes	2.375%		08/15/24	385	372,292
U.S. Treasury Notes	2.625%		08/31/20	265	264,048
U.S. Treasury Notes	2.750%		09/15/21	1,050	1,046,021
U.S. Treasury Notes	2.750%		07/31/23	210	208,138
U.S. Treasury Notes	2.750%		08/31/23	455	451,019
U.S. Treasury Strips Coupon(k)	2.037	%(s)	02/15/22	830	751,817

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,634,244)					7,421,337

TOTAL LONG-TERM INVESTMENTS (cost $64,038,272)					63,037,899

A464

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 4.9%

AFFILIATED MUTUAL FUNDS — 4.9%
PGIM Core Ultra Short Bond Fund(w)	3,304,368	$3,304,368
PGIM Institutional Money Market Fund (cost $250)(w)	250	250

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,304,618)		3,304,618

OPTIONS PURCHASED~* — 0.0% (cost $13,586)		16,870

TOTAL SHORT-TERM INVESTMENTS (cost $3,318,204)		3,321,488

TOTAL INVESTMENTS — 98.3% (cost $67,356,476)		66,359,387
Other assets in excess of liabilities(z) — 1.7%		1,157,715

NET ASSETS — 100.0%		$67,517,102

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Barclays Capital 2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	935	$23
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	910	22
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	2,280	1,822
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	4,520	10,681
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	4,600	4,322

Total Options Purchased (cost $13,586)							$16,870

A465

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	2 Year U.S. Treasury Notes	Dec. 2018	$6,954,234	$(20,543)
118	10 Year U.S. Treasury Notes	Dec. 2018	14,016,188	(84,461)

				(105,004)

Short Positions:
22	90 Day Euro Dollar	Dec. 2018	5,353,700	39,279
177	5 Year U.S. Treasury Notes	Dec. 2018	19,908,352	166,044
7	20 Year U.S. Treasury Bonds	Dec. 2018	983,500	27,255
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	617,125	22,291

				254,869

				$149,865

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
58,540	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$18,763	$18,763
5,795	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(2,216)	43,743	45,959
860	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(621)	6,355	6,976
4,010	07/11/19	1.045%(S)	3 Month LIBOR(1)(Q)	166	63,210	63,044
2,550	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	720	20,120	19,400
2,950	10/02/19	1.188%(S)	3 Month LIBOR(1)(Q)	(13,338)	46,821	60,159
3,200	10/11/19	1.220%(S)	3 Month LIBOR(1)(Q)	(17,837)	49,680	67,517
2,985	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(5)	11,407	11,412
2,120	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	39	10,508	10,469
1,920	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	(176)	16,201	16,377
845	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	212	5,519	5,307
30,000	09/03/20	1.600%(S)	3 Month LIBOR(1)(Q)	272	788,982	788,710
1,340	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	6,178	6,178
15,000	05/21/22	1.893%(S)	3 Month LIBOR(2)(Q)	537,232	(539,011)	(1,076,243)
17,400	05/26/22	1.997%(S)	3 Month LIBOR(2)(Q)	205	(559,805)	(560,010)
1,030	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	11,437	11,437
6,100	06/07/22	1.771%(S)	3 Month LIBOR(2)(Q)	174,181	(248,556)	(422,737)
51,500	09/03/22	1.919%(S)	3 Month LIBOR(2)(Q)	355	(2,193,173)	(2,193,528)
1,260	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	4,511	4,511
8,880	07/11/23	1.400%(S)	3 Month LIBOR(2)(Q)	214	(676,899)	(677,113)
370	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,126	13,151	10,025
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	8,498	8,498
240	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	596	596
6,072	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,152)	26,929	31,081
2,592	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	125	(865)	(990)

A466

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
526	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	$7,440	$36,292	$28,852
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	6,396	6,577
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	7,483	7,483
10,260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	7,162	569,641	562,479
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	(74,350)	(69,450)

				$688,023	$(2,520,238)	$(3,208,261)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
2,500	12/31/22	3.843%(T)	3 Month LIBOR(2)(T)	$847,432	$—	$847,432	JPMorgan Chase

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$1,308,502

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$5,507,178	$—
Collateralized Loan Obligations	—	4,056,157	—
Credit Cards	—	5,713,047	—
Equipment	—	65,640	—
Student Loans	—	780,610	—
Commercial Mortgage-Backed Securities	—	14,973,023	—
Corporate Bonds	—	20,887,253	—
Residential Mortgage-Backed Security	—	299,729	—
Sovereign Bonds	—	1,572,606	—
U.S. Government Agency Obligations	—	1,761,319	—
U.S. Treasury Obligations	—	7,421,337	—
Affiliated Mutual Funds	3,304,618	—	—
Options Purchased	—	16,870	—
Other Financial Instruments*
Futures Contracts	149,865	—	—

A467

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$(3,208,261)	$—
OTC Interest Rate Swap Agreements	—	847,432	—

Total	$3,454,483	$60,693,940	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A468

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.4%

ASSET-BACKED SECURITIES — 25.5%

Automobiles — 10.8%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.558	%(c)	02/15/21	200	$200,378
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	200	199,474
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	500	496,091
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,260
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	100	99,746
CarMax Auto Owner Trust, Series 2017-4, Class A3	2.110%		10/17/22	100	98,448
Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1 Month LIBOR + 0.340%, 144A	2.498	%(c)	08/15/29	80	79,944
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 144A	2.120%		11/15/29	90	89,271
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,896
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	200	199,776
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	127	126,347
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	97	96,481
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	100	99,743
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	200	191,755
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	200	197,663
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.618	%(c)	11/15/21	200	200,695
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.508	%(c)	09/15/22	100	100,175
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	3.008	%(c)	05/17/21	100	100,447
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.798	%(c)	06/15/21	200	200,677
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	255	253,790
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	200	198,929
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	200	199,713
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	98	98,238
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	94	94,277

					3,820,214

A469

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations — 7.7%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.159	%(c)	01/15/27	250	$248,503
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 3 Month LIBOR + 1.040%, 144A	3.376	%(c)	07/17/28	250	249,952
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	3.156	%(c)	01/17/28	250	248,837
CIFC Funding Ltd. (Cayman Islands), Series 2014-2RA, Class A1, 3 Month LIBOR + 1.050%, 144A	3.164	%(c)	04/24/30	250	249,321
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.457	%(c)	01/22/31	250	249,335
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.133	%(c)	01/18/28	250	249,388
Midocean Credit CLO (Cayman Islands), Series 2018-9A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.397	%(c)	07/20/31	250	249,506
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189	%(c)	01/15/28	250	248,863
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.148	%(c)	07/20/27	250	248,871
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A	3.350	%(c)	10/18/31	250	250,002
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.233	%(c)	01/18/29	250	249,177

					2,741,755

Credit Cards — 5.5%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.658	%(c)	12/15/21	300	300,521
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.608	%(c)	09/16/24	200	201,379
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.548	%(c)	10/15/21	400	400,793
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.568	%(c)	05/15/21	300	300,690
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.458	%(c)	01/15/22	300	300,894
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.880%		01/23/23	432	429,752

					1,934,029

Equipment — 0.5%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	100	97,166

A470

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Equipment (cont’d.)
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 144A	2.410%		11/15/24	100	$97,419

					194,585

Student Loans — 1.0%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	152	150,838
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 144A	3.010%		06/16/42	96	95,852
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.966	%(c)	06/25/65	5	5,315
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840%		01/25/41	100	96,945

					348,950

TOTAL ASSET-BACKED SECURITIES (cost $9,087,067)					9,039,533

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.4%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	60	59,314
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A1	1.847%		11/10/48	87	86,192
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1	1.648%		09/15/48	159	157,775
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	300	296,520
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A1	1.635%		04/10/49	119	117,122
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	222	220,978
Commercial Mortgage Trust, Series 2013-LC6, Class A3	2.666%		01/10/46	91	88,663
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	220	224,984
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	237	236,764
Commercial Mortgage Trust, Series 2015-CR27, Class A1	1.577%		10/10/48	260	256,280
Commercial Mortgage Trust, Series 2017-COR2, Class A1	2.111%		09/10/50	128	124,637
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A1	1.493%		01/15/49	150	148,118
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	182	177,216
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	50,351
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	380	363,958
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	380	361,534
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	300	297,675
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	150	149,255
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	240	230,433

A471

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	168	$167,640
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%	08/15/49	44	42,945
Ladder Capital Commercial Mortgage, Series 2017-LC26, Class A1, 144A	1.976%	07/12/50	374	366,700
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%	07/15/40	10	9,531
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3	3.669%	02/15/47	85	85,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A2	2.979%	04/15/47	193	192,872
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%	08/15/47	348	348,238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	400	395,273
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A1	1.968%	12/15/49	57	55,412
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class A1	1.779%	12/15/49	193	189,437
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%	11/15/50	407	397,781
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%	02/15/51	340	343,558
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	105	104,592
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%	09/15/57	88	87,355
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A1	1.775%	03/15/59	96	94,516
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%	10/15/49	93	92,549
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	180	173,759
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A1	2.056%	03/15/50	79	77,876

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,020,683)				6,873,284

CORPORATE BONDS — 20.1%

Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	55	54,555

Auto Manufacturers — 1.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%	01/06/22	220	214,625
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	305	322,210

				536,835

Banks — 6.8%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	250	249,206
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	300	295,835
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	210	204,520
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	95	92,378

A472

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	$249,651
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	415	427,778
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	51,544
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	255,217
Morgan Stanley, Sr. Unsec’d. Notes(a)	5.750%		01/25/21	325	341,613
PNC Bank NA, Sub. Notes(a)	2.950%		01/30/23	250	241,992

					2,409,734

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/15/22	50	50,260

Chemicals — 1.7%
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	83	87,565
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	239	243,372
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	275	275,245
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	14,586

					620,768

Commercial Services — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.110	%(c)	05/22/19	40	40,084

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	95	93,132
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	8	8,000

					101,132

Electric — 1.2%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%		01/15/22	140	136,305
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	285	282,722

					419,027

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21	155	153,062

Healthcare-Services — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	310	298,983
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	3.750%		07/15/23	145	144,556

					443,539

Insurance — 1.8%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	285	288,170
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%		02/15/20	125	129,550
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	20	19,704
Principal Financial Group, Inc., Gtd. Notes	3.125%		05/15/23	150	146,168
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%		12/06/22	55	53,341

					636,933

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%		01/27/23	50	48,676

A473

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media — 0.5%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	175	$174,213

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	84	82,263

Multi-National — 1.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	140	139,167
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%		11/20/18	200	199,800

					338,967

Oil & Gas — 0.6%
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%		05/15/22	200	196,486

Pharmaceuticals — 0.8%
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%		05/18/23	285	279,206

Pipelines — 1.5%
Enterprise Products Operating LLC, Gtd. Notes	3.350%		03/15/23	300	296,589
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	215	218,420

					515,009

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%		06/30/22	50	48,762

TOTAL CORPORATE BONDS (cost $7,167,402)					7,149,511

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A13 Month LIBOR + 0.450%, 144A (cost 200,000)	2.714	%(c)	08/25/60	200	199,963

SOVEREIGN BONDS — 3.2%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	200	189,000
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		11/13/18	200	199,788
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	195,728
Province of New Brunswick (Canada), Debentures	9.750%		05/15/20	100	109,690
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.500%		09/10/21	50	49,005
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes MTN	1.000%		10/05/18	400	399,956

(cost $1,158,012)					1,143,167

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Bank	2.625%		10/01/20	90	89,576
Federal National Mortgage Assoc	2.375%		01/19/23	70	68,241

A474

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc	1.125%	12/14/18	90	$89,797

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $249,281)				247,614

U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Bonds	2.875%	08/15/45	25	23,541
U.S. Treasury Bonds	3.000%	11/15/44	85	82,048
U.S. Treasury Bonds	3.000%	05/15/45	105	101,317
U.S. Treasury Bonds	3.125%	05/15/48	60	59,201
U.S. Treasury Bonds	3.625%	08/15/43	120	128,770
U.S. Treasury Bonds	3.750%	11/15/43	10	10,950
U.S. Treasury Notes	1.375%	08/31/20	95	92,454
U.S. Treasury Notes	1.375%	04/30/21	635	611,584
U.S. Treasury Notes	1.375%	06/30/23	1,565	1,456,734
U.S. Treasury Notes	1.875%	04/30/22	96	92,629
U.S. Treasury Notes	2.000%	06/30/24	1,365	1,294,511
U.S. Treasury Notes	2.125%	08/15/21	170	166,467
U.S. Treasury Notes(k)	2.125%	09/30/21	3,035	2,968,609
U.S. Treasury Notes	2.125%	06/30/22	1,490	1,448,094
U.S. Treasury Notes	2.125%	05/15/25	30	28,405
U.S. Treasury Notes	2.250%	02/15/27	15	14,119
U.S. Treasury Notes	2.375%	08/15/24	135	130,544
U.S. Treasury Notes	2.625%	08/31/20	40	39,856
U.S. Treasury Notes	2.750%	09/15/21	5	4,981
U.S. Treasury Notes	2.750%	07/31/23	20	19,823
U.S. Treasury Notes	2.750%	08/31/23	105	104,081
U.S. Treasury Notes	2.750%	08/31/25	5	4,918
U.S. Treasury Notes	2.000%	11/30/20	1,045	1,026,508

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,219,495)				9,910,144

TOTAL LONG-TERM INVESTMENTS (cost $35,101,940)				34,563,216

			Shares

SHORT-TERM INVESTMENTS — 0.9%

AFFILIATED MUTUAL FUNDS — 0.9%
PGIM Core Ultra Short Bond Fund(w)			241,333	241,333
PGIM Institutional Money Market Fund (cost $73,418; includes $73,235 of cash collateral for securities on loan)(b)(w)			73,410	73,418

TOTAL AFFILIATED MUTUAL FUNDS (cost $314,751)				314,751

OPTIONS PURCHASED~* — 0.0% (cost $7,139)				8,874

TOTAL SHORT-TERM INVESTMENTS (cost $321,890)				323,625

TOTAL INVESTMENTS — 98.3% (cost $35,423,830)				34,886,841
Other assets in excess of liabilities(z) — 1.7%				593,916

NET ASSETS — 100.0%				$35,480,757

A475

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,827; cash collateral of $73,235 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	495	$12
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	480	12
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	1,200	959
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	2,385	5,636
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	2,400	2,255

Total Options Purchased (cost $7,139)							$8,874

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
80	10 Year U.S. Treasury Notes	Dec. 2018	$9,502,500	$(83,342)

Short Positions:
8	90 Day Euro Dollar	Dec. 2018	1,946,800	14,283
6	2 Year U.S. Treasury Notes	Dec. 2018	1,264,406	2,930
84	5 Year U.S. Treasury Notes	Dec. 2018	9,448,031	66,974
4	10 Year U.S. Ultra Treasury Bonds	Dec. 2018	504,000	5,916
6	20 Year U.S. Treasury Bonds	Dec. 2018	843,000	23,382
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	308,562	6,044

				119,529

				$36,187

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
14,000	10/03/18	1.566%(S)	3 Month LIBOR(2)(Q)	$213	$25,483	$25,270
25,880	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	8,295	8,295
2,360	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(927)	17,814	18,741
215	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	1,589	1,900
1,065	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	297	8,403	8,106

A476

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
850	12/31/19	1.840	%(A)	1 Day USOIS(1)(A)	$(101)	$7,172	$7,273
630	12/31/19	1.950	%(A)	1 Day USOIS(1)(A)	301	4,115	3,814
675	03/23/21	2.370	%(A)	1 Day USOIS(1)(A)	—	3,112	3,112
3,785	05/31/21	1.953	%(S)	3 Month LIBOR(2)(Q)	72	(86,921)	(86,993)
645	05/31/22	2.217	%(S)	3 Month LIBOR(1)(Q)	153	15,251	15,098
230	05/31/22	2.353	%(A)	1 Day USOIS(1)(A)	—	2,554	2,554
3,100	10/09/22	1.728	%(S)	3 Month LIBOR(1)(Q)	167	147,943	147,776
1,700	12/21/22	1.949	%(S)	3 Month LIBOR(1)(Q)	159	66,626	66,467
10,600	12/31/23	0.000	%(T)	3 Month LIBOR(2)(T)	—	(8,222)	(8,222)
10,230	12/31/23	0.000	%(T)	3 Month LIBOR(2)(T)	(93,776)	(1,034,093)	(940,317)
610	02/15/24	2.115	%(S)	3 Month LIBOR(1)(Q)	1,557	29,045	27,488
740	11/15/24	2.334	%(S)	3 Month LIBOR(1)(Q)	2,053	26,302	24,249
230	02/12/25	2.408	%(A)	1 Day USOIS(1)(A)	—	3,399	3,399
235	07/31/25	3.109	%(S)	3 Month LIBOR(1)(Q)	—	(78)	(78)
210	11/12/25	2.263	%(S)	3 Month LIBOR(1)(Q)	152	9,888	9,736
131	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	1,615	9,039	7,424
130	02/15/27	1.965	%(A)	1 Day USOIS(1)(A)	—	7,483	7,483
130	05/15/27	2.295	%(S)	3 Month LIBOR(1)(Q)	—	7,218	7,218
405	02/15/36	2.338	%(S)	3 Month LIBOR(2)(Q)	(2,863)	(45,281)	(42,418)

					$(91,239)	$(773,864)	$(682,625)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,750	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	$150,856	$—	$150,856	JPMorgan Chase
2,000	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	11,768	—	11,768	JPMorgan Chase

				$162,624	$—	$162,624

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$368,000	$567,312

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

A477

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$3,820,214	$—
Collateralized Loan Obligations	—	2,741,755	—
Credit Cards	—	1,934,029	—
Equipment	—	194,585	—
Student Loans	—	348,950	—
Commercial Mortgage-Backed Securities	—	6,873,284	—
Corporate Bonds	—	7,149,511	—
Residential Mortgage-Backed Securities	—	199,963	—
Sovereign Bonds	—	1,143,167	—
U.S. Government Agency Obligations	—	247,614	—
U.S. Treasury Obligations	—	9,910,144	—
Affiliated Mutual Funds	314,751	—	—
Options Purchased	—	8,874	—
Other Financial Instruments*
Futures Contracts	36,187	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(682,625)	—
OTC Interest Rate Swap Agreements	—	162,624	—

Total	$350,938	$34,052,089	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A478

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.0%

ASSET-BACKED SECURITIES — 23.4%

Automobiles — 9.3%
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C	3.590%		06/18/24	400	$398,661
ARI Fleet Lease Trust, Series 2017-A, Class A2, 144A	1.910%		04/15/26	86	85,942
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	400	398,948
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,260
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	300	299,238
CarMax Auto Owner Trust, Series 2017-4, Class A3	2.110%		10/17/22	100	98,449
CarMax Auto Owner Trust, Series 2018-1, Class A3	2.480%		11/15/22	100	98,847
Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1 Month LIBOR + 0.340%, 144A	2.498	%(c)	08/15/29	80	79,944
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 144A	2.120%		11/15/29	90	89,271
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,896
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	500	499,439
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	444	442,214
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	97	96,481
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	200	199,485
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	100	96,719
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	400	383,511
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 144A	3.470%		01/15/30	200	199,665
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	400	395,326
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.618	%(c)	11/15/21	500	501,737
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.508	%(c)	09/15/22	100	100,175
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	800	792,266
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.588	%(c)	04/18/22	500	501,929
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	42	42,298
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	400	397,859
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	400	399,425
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	197	196,476

A479

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	189	$188,554

					7,181,015

Collateralized Loan Obligations — 9.7%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.159	%(c)	01/15/27	250	248,503
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.142	%(c)	11/17/27	250	248,917
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A	3.639	%(c)	01/16/30	250	249,849
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A	3.589	%(c)	10/15/30	250	250,317
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 3 Month LIBOR + 1.180%, 144A	3.519	%(c)	01/15/30	250	250,044
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.260%, 144A	3.607	%(c)	04/22/30	250	249,555
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.457	%(c)	01/22/31	250	249,335
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.539	%(c)	04/26/31	250	248,380
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A	3.627	%(c)	10/23/29	250	250,395
Jackson Mill CLO Ltd (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.169	%(c)	04/15/27	250	249,117
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.133	%(c)	01/18/28	250	249,388
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189	%(c)	01/15/28	250	248,863
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.415	%(c)	04/26/31	500	497,369
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	3.466	%(c)	01/17/31	250	249,599
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.362	%(c)	07/16/31	250	249,095
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.220%, 144A	3.539	%(c)	11/14/29	250	250,283
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5RA, Class A, 3 Month LIBOR + 1.100%, 144A	3.463	%(c)	05/07/31	250	249,293

A480

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.484	%(c)	05/15/26	224	$224,264
Sound Point CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1B, 3 Month LIBOR + 1.220%, 144A	3.568	%(c)	10/20/30	250	249,383
Telos CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A	3.636	%(c)	07/17/26	250	250,424
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.050%, 144A	3.398	%(c)	07/20/27	500	499,863
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.488	%(c)	01/20/31	250	249,508
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 3 Month LIBOR + 1.210%, 144A	3.549	%(c)	10/15/30	250	250,211
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.233	%(c)	01/18/29	500	498,354
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A	3.598	%(c)	10/20/29	250	250,339
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1, 3 Month LIBOR + 1.200%, 144A	3.638	%(c)	10/20/31	250	249,675
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A	3.629	%(c)	04/15/30	250	251,319

					7,461,642

Credit Cards — 2.2%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.658	%(c)	12/15/21	200	200,347
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	900	896,976
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	2.503	%(c)	08/08/24	100	100,187
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%		05/23/25	500	499,621

					1,697,131

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	100	97,166
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 144A	2.410%		11/15/24	100	97,419

					194,585

Student Loans — 2.0%
Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 144A	2.680%		05/26/43	406	405,596
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	304	301,676

A481

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 144A	3.010%		06/16/42	96	$95,852
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.966	%(c)	06/25/65	2	1,772
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840%		01/25/41	300	290,836
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 144A	2.390%		02/25/42	78	77,626
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 144A	3.590%		01/25/48	400	398,687

					1,572,045

TOTAL ASSET-BACKED SECURITIES (cost $18,169,884)					18,106,418

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.8%
BANK, Series 2017-BNK7, Class A1	1.984%		09/15/60	122	118,715
CD Mortgage Trust, Series 2016-CD2, Class A1	1.848%		11/10/49	491	480,467
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	298	290,746
CD Mortgage Trust, Series 2017-CD6, Class A3	3.104%		11/13/50	560	540,696
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1	1.965%		06/15/50	232	227,312
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	330	317,376
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	100	98,840
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	204	199,168
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A4	3.349%		02/10/49	500	488,266
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	885	865,565
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	379	377,256
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	40	40,906
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	118	118,382
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	139	138,322
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	71	70,484
Commercial Mortgage Trust, Series 2015-PC1, Class A1	1.667%		07/10/50	210	209,058
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	22	22,179
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	436	431,740
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	491	478,071
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	700	675,374
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044	%(cc)	03/25/28	273	265,283
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	50,128
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	120	114,935

A482

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	120	$114,169
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	75	75,244
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	6	5,659
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	259	260,150
GS Mortgage Securities Trust, Series 2014-GC24, Class A5	3.931%		09/10/47	280	284,861
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	114	113,795
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	100	99,225
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	259	252,439
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB	3.203%		08/10/50	100	96,998
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	30	29,750
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	250	243,298
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	606	595,785
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081%		10/15/50	135	132,000
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	10	10,341
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	291	283,001
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	4	3,812
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	166	165,535
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	92	92,533
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	150	148,228
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	491	485,151
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%		12/15/49	400	391,092
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class A1	2.031%		05/15/50	150	146,675
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A1	1.779%		12/15/49	421	412,703
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	1,092	1,067,239
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	830	838,686
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%		09/15/58	439	433,625
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	141	139,767
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	209	203,637
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	290	279,945

A483

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class ASB	3.390%	11/15/50	300	$294,098
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A1	2.056%	03/15/50	187	183,009
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	60	58,584

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,779,904)				14,560,303

CORPORATE BONDS — 13.1%

Airlines — 0.2%
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500%	03/01/30	180	173,514

Auto Manufacturers — 0.4%
General Motors Financial Co., Inc., Gtd. Notes	3.250%	01/05/23	300	289,289

Banks — 4.5%
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	01/23/26	135	129,829
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	105	103,542
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	455	457,127
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	200	194,781
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	3.375%	01/09/25	200	189,331
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	430	417,461
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	125	121,550
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	250	246,985
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	10	10,639
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	200	198,840
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%	06/15/20	145	151,567
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20	160	158,799
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	290	274,686
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	150	147,240
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	75	78,949
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	405	403,159
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	150	150,928

				3,435,413

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	15	15,258
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27	135	126,027
Celgene Corp., Sr. Unsec’d. Notes	3.625%	05/15/24	100	98,602

				239,887

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	90	91,646
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	105	105,093

				196,739

A484

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services — 0.0%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.110	%(c)	05/22/19	35	$35,073

Computers — 0.1%
Apple, Inc., Sr. Unsec’d. Notes	1.800%		05/11/20	100	98,326
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	4	4,000

					102,326

Diversified Financial Services — 0.4%
Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A	2.125%		09/19/22	250	238,981
Visa, Inc., Sr. Unsec’d. Notes	2.150%		09/15/22	105	100,683

					339,664

Electric — 0.7%
Avangrid, Inc., Sr. Unsec’d. Notes	3.150%		12/01/24	125	119,153
Edison International, Sr. Unsec’d. Notes	2.400%		09/15/22	30	28,410
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250%		12/01/24	250	242,538
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	180	178,561

					568,662

Foods — 0.1%
Tyson Foods, Inc., Gtd. Notes	3.950%		08/15/24	75	74,823

Healthcare-Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	120	115,735
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes.	3.250%		09/01/24	85	81,414

					197,149

Insurance — 0.1%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	60	60,667
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	10	9,852

					70,519

Media — 0.1%
Discovery Communications LLC, Gtd. Notes	2.200%		09/20/19	60	59,530

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	110	107,725
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%		11/01/24	110	107,448

					215,173

Multi-National — 1.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	35	33,593
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23	185	178,409
FMS Wertmanagement (Germany), Gov’t. Gtd. Notes	1.625%		11/20/18	600	599,400

					811,402

A485

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas — 0.8%
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22	79	$77,765
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%		04/15/27	230	222,330
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%		05/15/22	75	73,682
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%		07/15/21	50	50,468
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250%		09/13/20	200	194,964

					619,209

Oil & Gas Services — 0.3%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	250	248,228

Pharmaceuticals — 1.1%
Allergan Funding SCS, Gtd. Notes	3.450%		03/15/22	125	124,162
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%		06/15/24	295	278,673
Express Scripts Holding Co., Gtd. Notes	4.500%		02/25/26	240	242,150
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%		05/18/23	110	107,764
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	70	64,513

					817,262

Pipelines — 1.5%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	305	296,127
Enterprise Products Operating LLC, Gtd. Notes	3.350%		03/15/23	150	148,295
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	10	10,159
MPLX LP, Sr. Unsec’d. Notes	3.375%		03/15/23	55	53,844
MPLX LP, Sr. Unsec’d. Notes	4.500%		07/15/23	140	143,537
ONEOK, Inc., Gtd. Notes	4.000%		07/13/27	265	256,244
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.350%		08/15/22	275	270,045

					1,178,251

Real Estate Investment Trusts (REITs) — 0.1%
Digital Realty Trust LP, Gtd. Notes	3.700%		08/15/27	100	95,000

Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	325	323,873

TOTAL CORPORATE BONDS (cost $10,368,708)					10,090,986

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	2.714	%(c)	08/25/60	200	199,963
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	2.747	%(c)	07/15/58	300	299,729

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $500,000)					499,692

A486

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS — 1.9%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	200	$189,000
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	400	391,456
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.500%		09/10/21	115	112,712
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	800	799,912

TOTAL SOVEREIGN BONDS (cost $1,511,108)					1,493,080

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.1%
Federal Home Loan Bank	1.375%		05/28/19	3,500	3,474,205
Federal Home Loan Bank	2.625%		10/01/20	80	79,623
Federal Home Loan Mortgage Corp	2.375%		01/13/22	3,500	3,439,538
Federal National Mortgage Assoc	1.125%		12/14/18	35	34,922
Federal National Mortgage Assoc	2.000%		01/05/22	3,500	3,398,962
Federal National Mortgage Assoc	2.000%		10/05/22	500	480,972
Federal National Mortgage Assoc	2.375%		01/19/23	610	594,669
Residual Funding Corp., Principal Strip	2.140	%(s)	10/15/20	1,000	942,203

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,677,527)					12,445,094

U.S. TREASURY OBLIGATIONS — 23.0%
U.S. Treasury Bonds	3.125%		05/15/48	40	39,467
U.S. Treasury Notes	1.875%		04/30/22	3	2,895
U.S. Treasury Notes	2.125%		05/15/25	11,705	11,082,715
U.S. Treasury Notes	2.250%		11/15/25	735	698,623
U.S. Treasury Notes	2.375%		08/15/24	726	702,036
U.S. Treasury Notes(k)	2.500%		05/15/24	4,720	4,603,291
U.S. Treasury Notes	2.625%		08/31/20	45	44,838
U.S. Treasury Notes	2.750%		09/15/21	390	388,522
U.S. Treasury Notes	2.750%		08/31/23	80	79,300
U.S. Treasury Notes	2.750%		08/31/25	35	34,424
U.S. Treasury Notes	2.875%		08/15/28	120	118,153

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,453,278)					17,794,264

TOTAL LONG-TERM INVESTMENTS (cost $76,460,409)					74,989,837

				Shares

SHORT-TERM INVESTMENTS — 2.4%

AFFILIATED MUTUAL FUNDS — 2.4%
PGIM Core Ultra Short Bond Fund(w)				1,606,020	1,606,020
PGIM Institutional Money Market Fund (cost $218,197; includes $218,131 of cash collateral for securities on loan)(b)(w)				218,175	218,197

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,824,217)					1,824,217

OPTIONS PURCHASED~* — 0.0% (cost $16,555)					20,557

A487

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $1,840,772)	$1,844,774

TOTAL INVESTMENTS — 99.4% (cost $78,301,181)	76,834,611
Other assets in excess of liabilities(z) — 0.6%	431,857

NET ASSETS — 100.0%	$77,266,468

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $215,002; cash collateral of $218,131 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	1,140	$28
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	1,110	27
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	2,780	2,221
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	5,510	13,020
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	5,600	5,261

Total Options Purchased (cost $16,555)							$20,557

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	2 Year U.S. Treasury Notes	Dec. 2018	$2,107,344	$(6,169)
168	10 Year U.S. Treasury Notes	Dec. 2018	19,955,250	(127,003)
5	20 Year U.S. Treasury Notes	Dec. 2018	702,500	(20,258)

				(153,430)

Short Positions:
20	90 Day Euro Dollar	Dec. 2018	4,867,000	25,471
384	5 Year U.S. Treasury Notes	Dec. 2018	43,191,000	362,251

A488

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
12	10 Year U.S. Ultra Treasury Notes	Dec. 2018	$1,512,000	$21,170

				408,892

				$255,462

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
70,420	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$22,570	$22,570
1,505	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(572)	11,360	11,932
1,495	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(3)	5,713	5,716
635	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	8	3,147	3,139
420	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(729)	855	1,584
1,510	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	6,962	6,962
1,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	128	(45,700)	(45,828)
1,030	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	11,437	11,437
1,500	04/06/24	2.135%(S)	3 Month LIBOR(2)(Q)	—	(64,241)	(64,241)
65,175	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	(1,048,997)	(3,081,661)	(2,032,664)
690	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	10,197	10,197
6,672	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,525)	29,590	34,115
9,500	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	160	(291,685)	(291,845)
4,358	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	188	(1,455)	(1,643)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	9,039	7,424
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(45,281)	(42,418)

				$(1,055,590)	$(3,419,153)	$(2,363,563)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global
Markets	$280,000	$1,794,503

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A489

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$7,181,015	$—
Collateralized Loan Obligations	—	7,461,642	—
Credit Cards	—	1,697,131	—
Equipment	—	194,585	—
Student Loans	—	1,572,045	—
Commercial Mortgage-Backed Securities	—	14,560,303	—
Corporate Bonds	—	10,090,986	—
Residential Mortgage-Backed Securities	—	499,692	—
Sovereign Bonds	—	1,493,080	—
U.S. Government Agency Obligations	—	12,445,094	—
U.S. Treasury Obligations	—	17,794,264	—
Affiliated Mutual Funds	1,824,217	—	—
Options Purchased	—	20,557	—
Other Financial Instruments*
Futures Contracts	255,462	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,363,563)	—

Total	$2,079,679	$72,646,831	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A490

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 94.0%

ASSET-BACKED SECURITIES — 19.6%

Automobiles — 6.6%
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C	3.590%		06/18/24	300	$298,996
ARI Fleet Lease Trust, Series 2017-A, Class A2, 144A	1.910%		04/15/26	72	71,618
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	300	299,211
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	200	199,492
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,896
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	400	399,551
Drive Auto Receivables Trust, Series 2018-4, Class B	3.360%		10/17/22	300	300,088
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	100	99,743
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 144A	3.140%		02/20/24	100	99,956
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	200	197,666
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	500	493,882
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 144A	3.470%		01/15/30	200	199,665
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.618	%(c)	11/15/21	400	401,390
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	500	495,166
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.588	%(c)	04/18/22	400	401,544
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	127	126,895
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	300	299,569
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	197	196,476
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	94	94,277

					4,775,081

Collateralized Loan Obligations — 9.6%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.159	%(c)	01/15/27	250	248,503
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.322	%(c)	04/23/31	250	248,131
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.778	%(c)	10/20/29	250	250,695
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.306	%(c)	04/17/31	250	248,279

A491

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.020%, 144A	3.075	%(c)	04/20/31	500	$497,739
Cent CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 3 Month LIBOR + 1.030%, 144A	3.383	%(c)	04/30/31	250	248,934
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.330	%(c)	04/24/31	250	248,262
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.457	%(c)	01/22/31	250	249,335
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.212	%(c)	04/19/29	250	248,835
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.539	%(c)	04/26/31	250	248,380
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A	3.365	%(c)	04/25/31	250	248,408
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.930%, 144A	3.261	%(c)	05/20/29	250	249,516
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189	%(c)	01/15/28	250	248,863
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.415	%(c)	04/26/31	750	746,053
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 3 Month LIBOR + 1.050%, 144A	3.210	%(c)	04/20/31	250	249,172
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.362	%(c)	07/16/31	250	249,095
Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A	3.576	%(c)	01/17/30	250	249,507
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.050%, 144A	3.398	%(c)	07/20/27	750	749,795
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.148	%(c)	07/20/27	250	248,871
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.305	%(c)	04/25/31	250	248,256
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.233	%(c)	01/18/29	250	249,177
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.289	%(c)	04/15/29	500	498,268

					6,972,074

Credit Cards — 1.9%
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	700	697,648
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%		05/23/25	400	399,697

A492

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6	3.210%		12/07/24	300	$299,055

					1,396,400

Student Loans — 1.5%
Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 144A	2.680%		05/26/43	268	267,694
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	152	150,838
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 144A	3.010%		06/16/42	96	95,852
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.966	%(c)	06/25/65	16	15,946
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 144A	3.590%		01/25/48	400	398,687
SoFi Professional Loan Program Trust, Series 2018-D, Class A1FX, 144A	3.120%		02/25/48	200	199,972

					1,128,989

TOTAL ASSET-BACKED SECURITIES (cost $14,315,122)					14,272,544

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.3%
BANK, Series 2017-BNK4, Class A1	2.002%		05/15/50	416	407,807
BANK, Series 2017-BNK7, Class A1	1.984%		09/15/60	80	77,779
CD Mortgage Trust, Series 2017-CD3, Class A1	1.965%		02/10/50	133	130,589
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	186	181,190
CD Mortgage Trust, Series 2017-CD6, Class A1	2.168%		11/13/50	608	596,221
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1	1.965%		06/15/50	118	115,246
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1	1.643%		09/10/58	391	385,643
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A1	1.506%		05/10/49	236	231,634
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	123	120,187
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	467	456,586
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	245	243,873
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	323	317,785
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	110,026
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	110	112,492
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	500	507,877
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	142	142,059
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	78	78,247
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	67	66,017
Commercial Mortgage Trust, Series 2015-PC1, Class A1	1.667%		07/10/50	131	130,476

A493

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2016-DC2, Class A1	1.820%		02/10/49	75	$73,801
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	65	65,055
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	164	161,807
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	260	257,384
DBJPM Mortgage Trust, Series 2016-C3, Class A1	1.502%		08/10/49	180	175,507
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	368	358,553
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	392	377,832
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044	%(cc)	03/25/28	199	192,933
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	10	10,261
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	28	28,296
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	20,111
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	50	50,661
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	69	68,277
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	156	151,464
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	24,578
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	90,606
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	149,458
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	20	19,833
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086%		03/15/50	179	175,404
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	346	340,449
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081%		10/15/50	84	82,500
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	17	16,675
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	387	376,445
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A1	1.891%		12/15/49	46	45,628
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	79	78,629
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	50	49,748
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%		03/15/48	425	410,187
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	155	153,168
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	242	238,642
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1	1.389%		09/15/49	308	300,462

A494

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A1	1.424%	11/15/49	1,161	$1,130,023
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%	11/15/50	805	787,099
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%	02/15/51	360	363,767
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%	09/15/58	175	173,450
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%	09/15/57	68	67,700
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A1	1.889%	12/15/48	501	495,421
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A1	1.321%	08/15/49	251	244,539
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1	1.577%	01/15/59	761	750,673
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A1	1.423%	06/15/49	108	105,351
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%	07/15/50	124	121,399
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	70	67,573
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	46	46,165

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,398,738)				13,309,248

CORPORATE BONDS — 7.9%

Aerospace & Defense — 0.3%
General Dynamics Corp., Gtd. Notes	3.375%	05/15/23	190	189,959

Banks — 3.1%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	150	149,524
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	01/23/26	170	163,487
Bank of America Corp., Sr. Unsec’d. Notes, MTN .	4.125%	01/22/24	40	40,639
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	65	64,146
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	170	165,043
Citigroup, Inc., Sr. Unsec’d. Notes	4.075%	04/23/29	160	157,039
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	75	75,012
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	80	77,492
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%	05/01/29	300	295,607
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	25	26,598
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	50	49,544
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	100	95,927
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	30	28,416
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	50	49,557
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.005%	04/23/29	170	167,120
Morgan Stanley, Series F, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	125	124,432
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.125%	01/23/23	15	14,627
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	5	4,999
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	130	128,997

A495

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
SunTrust Banks, Inc., Sr. Unsec’d. Notes	4.000%	05/01/25	350	$350,874

				2,229,080

Biotechnology — 0.1%
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27	90	84,018

Chemicals — 0.1%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	105	105,093

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	70	68,634

Computers — 0.1%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	60	60,002

Diversified Financial Services — 0.7%
CPPIB Capital, Inc. (Canada), Gtd. Notes, MTN, 144A	3.125%	09/25/23	250	249,071
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%	09/19/22	250	238,981

				488,052

Electric — 0.2%
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	125	119,285

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	55	50,497

Healthcare-Products — 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	130	129,635

Healthcare-Services — 0.3%
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.125%	11/15/25	240	239,316

Insurance — 0.1%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	85	82,659
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	25	25,278

				107,937

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	70	71,172

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	80	79,524
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	75	72,328

				151,852

Oil & Gas — 0.2%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%	04/15/27	95	91,832

A496

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%		01/15/28	85	$80,288

					172,120

Packaging & Containers — 0.2%
WestRock Co., Gtd. Notes, 144A	3.750%		03/15/25	130	127,755

Pharmaceuticals — 0.6%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	75	72,591
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%		06/15/24	130	122,805
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	60	57,945
Express Scripts Holding Co., Gtd. Notes	3.400%		03/01/27	60	55,760
Express Scripts Holding Co., Gtd. Notes	4.500%		02/25/26	40	40,358
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	130	119,810

					469,269

Pipelines — 0.6%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	130	126,218
MPLX LP, Sr. Unsec’d. Notes	3.375%		03/15/23	25	24,475
MPLX LP, Sr. Unsec’d. Notes	4.500%		07/15/23	50	51,263
ONEOK Partners LP, Gtd. Notes	4.900%		03/15/25	110	114,175
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		09/15/25	105	103,313

					419,444

Real Estate Investment Trusts (REITs) — 0.3%
DDR Corp., Sr. Unsec’d. Notes	3.625%		02/01/25	250	236,876

Retail — 0.1%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A.	3.550%		07/26/27	95	89,362

Software — 0.1%
Oracle Corp., Sr. Unsec’d. Notes	2.950%		11/15/24	75	72,435

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	75	74,740

TOTAL CORPORATE BONDS (cost $5,859,720)					5,756,533

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	2.714	%(c)	08/25/60	200	199,963
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	2.747	%(c)	07/15/58	300	299,729

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $500,000)					499,692

A497

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS — 2.1%
Province of Alberta (Canada), Sr. Unsec’d. Notes.	2.200%		07/26/22	300	$288,708
Province of British Columbia (Canada), Sr. Unsec’d. Notes.	2.000%		10/23/22	300	286,612
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	200	192,227
Province of New Brunswick (Canada), Unsec’d. Notes	9.750%		05/15/20	200	219,380
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.500%		09/10/21	165	161,718
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		08/25/21	300	296,612
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	100	99,988

TOTAL SOVEREIGN BONDS (cost $1,553,887)					1,545,245

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Federal Home Loan Bank	2.625%		10/01/20	895	890,785
Federal Home Loan Mortgage Corp	1.375%		08/15/19	100	98,958
Federal Home Loan Mortgage Corp	2.375%		02/16/21	200	197,698
Federal Home Loan Mortgage Corp., MTN	2.750%		06/19/23	700	691,394
Federal National Mortgage Assoc	2.000%		10/05/22	600	577,166
Federal National Mortgage Assoc	2.375%		01/19/23	80	77,989

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,554,569)					2,533,990

U.S. TREASURY OBLIGATIONS — 41.9%
U.S. Treasury Bonds	2.875%		08/15/45	480	451,988
U.S. Treasury Bonds	3.000%		11/15/44	20	19,305
U.S. Treasury Bonds	3.000%		05/15/45	30	28,948
U.S. Treasury Bonds	3.000%		02/15/48	20	19,248
U.S. Treasury Bonds	3.125%		05/15/48	150	148,002
U.S. Treasury Bonds	3.750%		11/15/43	20	21,899
U.S. Treasury Notes	1.875%		04/30/22	127	122,540
U.S. Treasury Notes	1.875%		09/30/22	31	29,770
U.S. Treasury Notes(k)	2.000%		06/30/24	6,730	6,382,459
U.S. Treasury Notes	2.125%		08/15/21	210	205,636
U.S. Treasury Notes	2.125%		06/30/22	105	102,047
U.S. Treasury Notes(k)	2.125%		05/15/25	7,735	7,323,775
U.S. Treasury Notes	2.250%		02/15/27	1,005	945,996
U.S. Treasury Notes	2.375%		08/15/24	12,645	12,227,616
U.S. Treasury Notes	2.625%		08/31/20	645	642,682
U.S. Treasury Notes	2.750%		09/15/21	595	592,746
U.S. Treasury Notes	2.875%		08/15/28	215	211,691
U.S. Treasury Strips Coupon	2.782	%(s)	08/15/29	500	355,295
U.S. Treasury Strips Coupon	2.878	%(s)	05/15/31	500	335,198
U.S. Treasury Strips Coupon(k)	3.103	%(s)	11/15/34	550	327,896

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,062,652)					30,494,737

TOTAL LONG-TERM INVESTMENTS (cost $69,244,688)					68,411,989

A498

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

			Shares	Value

SHORT-TERM INVESTMENTS — 5.6%

AFFILIATED MUTUAL FUNDS — 5.3%
PGIM Core Ultra Short Bond Fund(w)			3,826,906	$3,826,906
PGIM Institutional Money Market Fund(w)			9	9

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,826,915)				3,826,915

	Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) —0.3%
Ford Motor Credit Co. LLC (cost $216,394)	3.201%	04/09/19	220	216,271

OPTIONS PURCHASED~* — 0.0% (cost $13,228)				16,412

TOTAL SHORT-TERM INVESTMENTS (cost $4,056,537)				4,059,598

TOTAL INVESTMENTS — 99.6% (cost $73,301,225)				72,471,587
Other assets in excess of liabilities(z) —0.4%				311,507

NET ASSETS — 100.0%				$72,783,094

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	910	$22
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	885	22
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	2,210	1,766
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	4,390	10,374

A499

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	4,500	$4,228

Total Options Purchased (cost $13,228)							$16,412

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	20 Year U.S. Treasury Bonds	Dec. 2018	$281,000	$(7,690)
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	925,688	(32,535)

				(40,225)

Short Positions:
9	90 Day Euro Dollar	Dec. 2018	2,190,150	8,756
133	5 Year U.S. Treasury Notes	Dec. 2018	14,959,383	120,243
24	10 Year U.S. Treasury Notes	Dec. 2018	2,850,750	28,715
3	10 Year U.S. Ultra Treasury Notes	Dec. 2018	378,000	7,003

				164,717

				$124,492

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
46,880	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$15,026	$15,026
860	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(311)	6,492	6,803
215	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	63	1,696	1,633
210	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	—	1,372	1,372
210	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	31	1,772	1,741
840	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	3,873	3,873
230	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	3,399	3,399
40,945	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	(864,131)	(1,257,162)	(393,031)
17,180	12/31/25	0.000%(T)	3 Month LIBOR(2)(T)	287	(1,733,666)	(1,733,953)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	9,039	7,424
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(45,282)	(42,419)

				$(865,309)	$(2,993,441)	$(2,128,132)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$2,235,398

A500

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$4,775,081	$—
Collateralized Loan Obligations	—	6,972,074	—
Credit Cards	—	1,396,400	—
Student Loans	—	1,128,989	—
Commercial Mortgage-Backed Securities	—	13,309,248	—
Corporate Bonds	—	5,756,533	—
Residential Mortgage-Backed Securities	—	499,692	—
Sovereign Bonds	—	1,545,245	—
U.S. Government Agency Obligations	—	2,533,990	—
U.S. Treasury Obligations	—	30,494,737	—
Affiliated Mutual Funds	3,826,915	—	—
Commercial Paper	—	216,271	—
Options Purchased	—	16,412	—
Other Financial Instruments*
Futures Contracts	124,492	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,128,132)	—

Total	$3,951,407	$66,516,540	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A501

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.3%

ASSET-BACKED SECURITIES — 24.5%

Automobiles — 7.3%
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	$197,394
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	1,000	997,371
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	295,490
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	296,100
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	800	797,967
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	300	299,687
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	1,100	1,098,766
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	34	34,296
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	265	264,446
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	571	568,561
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	600	598,456
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 144A	3.140%		02/20/24	500	499,780
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	700	691,435
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,200	2,127,825
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 144A	3.470%		01/15/30	500	499,163
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.618	%(c)	11/15/21	900	903,127
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	3.008	%(c)	05/17/21	400	401,789
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 1 Month LIBOR + 0.570%, 144A	2.728	%(c)	01/18/22	1,500	1,505,488
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	498,607
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.458	%(c)	07/15/19	45	44,646
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,316	1,311,246
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	900	898,706
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	661	659,940

					15,490,286

Collateralized Loan Obligations — 10.5%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.159	%(c)	01/15/27	500	497,005

A502

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.322	%(c)	04/23/31	1,000	$992,525
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.502	%(c)	05/20/25	37	36,525
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	3.339	%(c)	04/15/29	156	156,573
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	3.156	%(c)	01/17/28	750	746,510
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.778	%(c)	10/20/29	250	250,695
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.306	%(c)	04/17/31	750	744,840
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.457	%(c)	01/22/31	250	249,335
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.212	%(c)	04/19/29	1,000	995,341
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A	3.104	%(c)	11/15/26	500	498,025
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035	%(c)	04/15/31	500	497,627
Jackson Mill CLO Ltd (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.169	%(c)	04/15/27	1,000	996,468
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.519	%(c)	07/15/26	1,600	1,600,199
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.133	%(c)	01/18/28	500	498,776
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.472	%(c)	02/20/31	750	748,727
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.549	%(c)	01/16/31	750	750,128
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189	%(c)	01/15/28	750	746,589
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.415	%(c)	04/26/31	1,500	1,492,107
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.362	%(c)	07/16/31	250	249,095
Rockford Tower CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.160%, 144A	3.589	%(c)	10/20/31	500	499,201

A503

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.050%, 144A	3.398	%(c)	07/20/27	1,500	$1,499,590
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.488	%(c)	01/20/31	1,000	998,031
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A	3.350	%(c)	10/18/31	500	500,004
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	3.768	%(c)	10/20/28	500	500,567
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class AAR2, 3 Month LIBOR + 0.990%, 144A	3.323	%(c)	04/18/31	750	745,710
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.233	%(c)	01/18/29	1,000	996,708
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.418	%(c)	01/20/31	500	499,445
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.486	%(c)	01/17/31	500	499,169
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.289	%(c)	04/15/29	2,750	2,740,475

					22,225,990

Credit Cards — 6.0%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	2.858	%(c)	05/17/21	800	800,201
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.658	%(c)	12/15/21	175	175,304
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.608	%(c)	09/16/24	1,500	1,510,342
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.548	%(c)	10/15/21	1,000	1,001,982
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.568	%(c)	05/15/21	1,100	1,102,532
Chase Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.550%	2.708	%(c)	06/15/23	700	707,141
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.458	%(c)	01/15/22	1,600	1,604,768
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,500	1,454,262
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.611	%(c)	12/07/23	1,200	1,211,269
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.832	%(c)	04/22/26	600	605,957
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	196,787

A504

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	2.648	%(c)	07/15/24	1,000	$1,008,384
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.418	%(c)	08/16/21	1,300	1,301,211

					12,680,140

Student Loans — 0.7%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	988	980,446
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 144A	3.010%		06/16/42	384	383,406
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.966	%(c)	06/25/65	39	38,536
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	2.696	%(c)	03/25/66	31	31,220
Navient Student Loan Trust, Series 2017-1A, Class A1, 1 Month LIBOR + 0.400%, 144A	2.616	%(c)	07/26/66	19	18,518

					1,452,126

TOTAL ASSET-BACKED SECURITIES (cost $51,988,914)					51,848,542

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.9%
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	1,800	1,697,154
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	557	542,560
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%		08/10/46	2	2,191
Commercial Mortgage Trust, Series 2013-LC13, Class A3	3.689%		08/10/46	530	532,959
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	400	400,751
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	206	209,245
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	299,743
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	217,242
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	99,335
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	600	589,130
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	1,206	1,196,270
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	600	592,744
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	1,194	1,181,751
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	1,890	1,823,038
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044	%(cc)	03/25/28	695	675,265
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,500	1,436,675
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,500	1,427,107

A505

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	4	$3,848
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	313	311,039
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	600	595,351
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	718	698,415
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	60,404
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	118	117,552
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086%		03/15/50	649	636,794
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	906	881,040
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	30	29,782
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	149,996
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	791,492
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	315	310,907
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	595,880
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	2,600	2,417,950
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A1	1.779%		12/15/49	1,085	1,062,202
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,600	1,548,760
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	1,874	1,832,334
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	2,300	2,324,069
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	792,342
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	490,289
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	98,573
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	1,600	1,552,494
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	574	560,002
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	1,100	1,061,861
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A1	2.056%		03/15/50	477	467,258
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	1,400	1,366,955

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $34,805,006)					33,680,749

A506

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 11.9%

Agriculture — 0.1%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	275	$272,173

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	680	642,619
General Motors Financial Co., Inc., Gtd. Notes	4.300%	07/13/25	710	690,589

				1,333,208

Banks — 5.4%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	1,450	1,445,395
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	1.750%	10/05/20	200	195,162
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	495	471,935
Bank of America Corp., Sr. Unsec’d. Notes, MTN .	4.125%	01/22/24	585	594,342
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	595	595,718
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	925	879,144
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	250	243,101
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	385	385,064
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	500	492,544
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	500	499,301
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	500	499,301
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	875	847,567
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	835	818,383
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	280	271,653
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	55	54,681
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	390	362,575
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	580	556,376
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	270	255,743
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	550	547,267
Morgan Stanley, Sr. Unsec’d. Notes	3.625%	01/20/27	815	782,623
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	720	714,446

				11,512,321

Biotechnology — 0.2%
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	495	493,516

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	100	98,033
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	1,250	1,226,081
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	29	29,001

				1,353,115

Diversified Financial Services — 0.3%
CPPIB Capital, Inc. (Canada), Gtd. Notes, MTN, 144A	3.125%	09/25/23	250	249,071

A507

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.750%	04/16/21	250	$247,336

				496,407

Electric — 1.1%
CenterPoint Energy Houston Electric LLC	2.400%	09/01/26	240	217,769
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	60	54,627
Duke Energy Carolinas LLC	2.950%	12/01/26	810	769,205
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	150	135,622
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	57,246
PacifiCorp, First Mortgage	3.350%	07/01/25	160	156,903
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	460	453,714
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	495	464,624

				2,309,710

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	115	105,584

Healthcare-Products — 0.0%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	47	46,031

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	915	889,803

Media — 0.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	455	462,618

Multi-National — 1.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	920	914,527
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	560	537,482
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	650	626,844

				2,078,853

Oil & Gas — 0.7%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	511	503,014
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	600	612,445
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	350	354,267

				1,469,726

Pharmaceuticals — 0.8%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	25	24,288
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	700	677,509
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	3.750%	09/15/25	290	279,177
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	375	362,154
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	425	391,687

				1,734,815

Software — 0.3%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	475	470,840

A508

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software (cont’d.)
Oracle Corp., Sr. Unsec’d. Notes	2.950%		05/15/25	100	$95,953

					566,793

TOTAL CORPORATE BONDS (cost $25,869,123)					25,124,673

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	2.714	%(c)	08/25/60	400	399,925
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	2.747	%(c)	07/15/58	700	699,369

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,100,000)					1,099,294

SOVEREIGN BONDS — 1.7%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	195,728
Japan Finance Organization for Municipalities
(Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%		09/08/20	200	195,206
Japan Finance Organization for Municipalities
(Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	187,047
Kingdom of Belgium Government International
Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	197,272
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	220	211,719
Province of New Brunswick (Canada), Debentures	9.750%		05/15/20	400	438,760
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.250%		05/18/22	1,500	1,448,270
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.500%		09/10/21	50	49,005
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%		04/23/28	275	282,975
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/19/20	500	491,120

TOTAL SOVEREIGN BONDS (cost $3,783,967)					3,697,102

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.1%
Federal Home Loan Bank	1.875%		11/29/21	3,000	2,906,199
Federal Home Loan Bank	2.625%		10/01/20	730	726,562
Federal Home Loan Mortgage Corp	1.375%		08/15/19	500	494,788
Federal Home Loan Mortgage Corp	2.375%		01/13/22	5,220	5,129,824
Federal National Mortgage Assoc	1.875%		09/24/26	75	68,010
Federal National Mortgage Assoc	2.000%		01/05/22	4,480	4,350,671
Federal National Mortgage Assoc	2.000%		10/05/22	1,200	1,154,333
Federal National Mortgage Assoc.(k)	2.125%		04/24/26	3,675	3,424,042
Federal National Mortgage Assoc	2.375%		01/19/23	440	428,941
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	365	404,187
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%		03/15/20	225	223,338

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,014,354)					19,310,895

A509

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 33.7%
U.S. Treasury Bonds	2.750%	08/15/47	680	$622,758
U.S. Treasury Bonds	2.875%	08/15/45	385	362,532
U.S. Treasury Bonds	3.000%	05/15/47	290	279,306
U.S. Treasury Bonds	3.125%	05/15/48	455	448,939
U.S. Treasury Notes	1.875%	02/28/22	6,955	6,722,714
U.S. Treasury Notes	1.875%	04/30/22	3,290	3,174,464
U.S. Treasury Notes	1.875%	09/30/22	255	244,880
U.S. Treasury Notes	2.000%	11/30/20	3,820	3,752,404
U.S. Treasury Notes(k)	2.125%	09/30/21	22,050	21,567,656
U.S. Treasury Notes	2.125%	06/30/22	8,470	8,231,781
U.S. Treasury Notes(a)(k)	2.125%	05/15/25	20,060	18,993,529
U.S. Treasury Notes	2.750%	09/15/21	585	582,783
U.S. Treasury Notes	2.750%	08/31/23	185	183,381
U.S. Treasury Notes(a)	2.750%	08/31/25	745	732,748
U.S. Treasury Notes(a)	2.875%	08/15/28	1,760	1,732,913
U.S. Treasury Notes	3.000%	09/30/25	3,660	3,655,854

TOTAL U.S. TREASURY OBLIGATIONS (cost $72,585,514)				71,288,642

TOTAL LONG-TERM INVESTMENTS (cost $210,146,878)				206,049,897

			Shares
SHORT-TERM INVESTMENTS — 8.4%

AFFILIATED MUTUAL FUNDS — 8.4%
PGIM Core Ultra Short Bond Fund(w)			4,729,032	4,729,032
PGIM Institutional Money Market Fund (cost $13,092,977; includes $13,071,339 of cash collateral for securities on loan)(b)(w)			13,091,926	13,093,235

TOTAL AFFILIATED MUTUAL FUNDS (cost $17,822,009)				17,822,267

OPTIONS PURCHASED~* — 0.0%
(cost $43,168)				53,604

TOTAL SHORT-TERM INVESTMENTS (cost $17,865,177)				17,875,871

TOTAL INVESTMENTS — 105.7% (cost $228,012,055)				223,925,768
Liabilities in excess of other assets(z) — (5.7)%				(12,058,043)

NET ASSETS — 100.0%				$211,867,725

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,815,456; cash collateral of $13,071,339 (included in liabilities) was received with which the Portfolio purchased highly liquid short- term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

A510

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	2,980	$74
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	2,895	71
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	7,240	5,785
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	14,370	33,957
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	14,600	13,717

Total Options Purchased (cost $43,168)							$53,604

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
39	2 Year U.S. Treasury Notes	Dec. 2018	$8,218,641	$(24,206)
220	10 Year U.S. Treasury Notes	Dec. 2018	26,131,875	(3,061)

				(27,267)

Short Positions:
56	90 Day Euro Dollar	Dec. 2018	13,627,600	99,984
558	5 Year U.S. Treasury Notes	Dec. 2018	62,761,922	527,994
17	10 Year U.S. Ultra Treasury Notes	Dec. 2018	2,142,000	22,577
44	20 Year U.S. Treasury Bonds	Dec. 2018	6,182,000	172,778
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	617,125	21,681

				845,014

				$817,747

Inflation swap agreement outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
280	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$7	$(6,813)	$(6,820)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
174,920	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$56,064	$56,064
13,105	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(5,007)	98,923	103,930
2,150	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,243)	15,888	17,131

A511

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
7,015	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	$1,973	$55,348	$53,375
11,285	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	9,154	95,221	86,067
6,990	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,516	45,657	44,141
6,970	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	1,257	22,949	21,692
1,265	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(2,195)	2,575	4,770
15,000	06/12/20	1.896%(S)	3 Month LIBOR(1)(Q)	211	192,379	192,168
4,205	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	167	(123,137)	(123,304)
5,280	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	179	(163,082)	(163,261)
4,200	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	19,365	19,365
4,590	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	169	(106,038)	(106,207)
16,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	237	554,992	554,755
800	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	8,883	8,883
5,965	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	21,357	21,357
40,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	410	1,925,508	1,925,098
3,796	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,641)	173,799	179,440
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	98,085	93,415
3,465	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	10,022	184,114	174,092
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	29,795	29,795
5,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,612	244,187	232,575
4,605	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	224,734	224,734
1,720	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	25,419	25,419
2,250	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	3,776	33,919	30,143
27,610	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(19,009)	122,451	141,460
26,100	06/12/25	2.556%(S)	3 Month LIBOR(2)(Q)	324	(683,002)	(683,326)
12,014	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	532	(4,010)	(4,542)
38,000	06/23/26	1.565%(S)	3 Month LIBOR(2)(Q)	566,083	(3,853,904)	(4,419,987)
87,000	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	(803,222)	(9,221,782)	(8,418,560)
91,450	11/14/26	1.981%(S)	3 Month LIBOR(2)(Q)	(1,962,306)	(6,950,640)	(4,988,334)
18,900	12/06/26	2.266%(S)	3 Month LIBOR(2)(Q)	232	(1,030,325)	(1,030,557)
1,182	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	16,484	68,114	51,630
785	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	29,551	30,094
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	12,193	12,193
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	13,356	13,491
10,600	03/13/27	2.531%(S)	3 Month LIBOR(2)(Q)	(41,204)	(445,991)	(404,787)
20,950	07/07/27	2.310%(S)	3 Month LIBOR(2)(Q)	(310,770)	(1,281,436)	(970,666)
1,325	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(9,130)	(148,142)	(139,012)

A512

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	$—	$11,580	$11,580

				$(2,531,397)	$(19,625,083)	$(17,093,686)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$7,521,312

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$15,490,286	$—
Collateralized Loan Obligations	—	22,225,990	—
Credit Cards	—	12,680,140	—
Student Loans	—	1,452,126	—
Commercial Mortgage-Backed Securities	—	33,680,749	—
Corporate Bonds	—	25,124,673	—
Residential Mortgage-Backed Securities	—	1,099,294	—
Sovereign Bonds	—	3,697,102	—
U.S. Government Agency Obligations	—	19,310,895	—
U.S. Treasury Obligations	—	71,288,642	—
Affiliated Mutual Funds	17,822,267	—	—
Options Purchased	—	53,604	—
Other Financial Instruments*
Futures Contracts	817,747	—	—
Centrally Cleared Inflation Swap Agreement	—	(6,820)	—
Centrally Cleared Interest Rate Swap Agreements	—	(17,093,686)	—

Total	$18,640,014	$189,002,995	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A513

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.5%

ASSET-BACKED SECURITIES — 26.0%

Automobiles — 9.5%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.558%	(c)	02/15/21	1,300	$1,302,456
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	100	98,697
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	1,200	1,196,845
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,100	1,085,443
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	700	689,477
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	200	196,521
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	900	897,713
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	400	399,582
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	1,000	998,878
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	698	694,907
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	407	404,659
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	700	698,198
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 144A	3.140%		02/20/24	600	599,737
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	1,900	1,859,324
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	1,200	1,160,632
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	1,400	1,363,565
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	1,300	1,246,410
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	2,700	2,673,897
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	3.008%	(c)	05/17/21	100	100,447
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 1 Month LIBOR + 0.570%, 144A	2.728%	(c)	01/18/22	1,700	1,706,219
Huntington Auto Trust, Series 2016-1, Class A3	1.590%		11/16/20	1,016	1,011,802
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	2.458%	(c)	07/15/19	51	51,023
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,528	1,522,737
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	1,000	998,563
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	756	754,218

					23,711,950

A514

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations — 9.6%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.159%	(c)	01/15/27	750	$745,508
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	3.502%	(c)	05/20/25	37	36,525
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	3.339%	(c)	04/15/29	313	313,145
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	3.156%	(c)	01/17/28	750	746,510
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	3.778%	(c)	10/20/29	250	250,695
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.457%	(c)	01/22/31	500	498,670
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 3 Month LIBOR + 0.850%, 144A	3.189%	(c)	01/16/26	250	249,230
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	500	497,627
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.169%	(c)	04/15/27	500	498,234
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.614%	(c)	05/15/26	526	526,248
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.519%	(c)	07/15/26	1,875	1,875,233
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.133%	(c)	01/18/28	500	498,776
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.472%	(c)	02/20/31	1,000	998,303
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.549%	(c)	01/16/31	750	750,128
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189%	(c)	01/15/28	750	746,589
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.415%	(c)	04/26/31	2,000	1,989,475
Rockford Tower CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.160%, 144A	3.589%	(c)	10/20/31	500	499,201
Romark CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.378%	(c)	04/20/31	750	745,600
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.050%, 144A	3.398%	(c)	07/20/27	1,500	1,499,590
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.148%	(c)	07/20/27	1,500	1,493,228

A515

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.488%	(c)	01/20/31	1,000	$998,031
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A	3.350%	(c)	10/18/31	500	500,004
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class AAR2, 3 Month LIBOR + 0.990%, 144A	3.323%	(c)	04/18/31	1,000	994,280
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.233%	(c)	01/18/29	1,000	996,708
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.418%	(c)	01/20/31	500	499,445
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.486%	(c)	01/17/31	500	499,169
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.289%	(c)	04/15/29	4,000	3,986,145

					23,932,297

Credit Cards — 5.9%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.658%	(c)	12/15/21	200	200,347
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.608%	(c)	09/16/24	3,400	3,423,443
BA Credit Card Trust, Series 2014-A1, Class A, 1 Month LIBOR + 0.380%	2.538%	(c)	06/15/21	210	210,210
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.548%	(c)	10/15/21	200	200,396
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.568%	(c)	05/15/21	200	200,460
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.458%	(c)	01/15/22	1,900	1,905,662
Chase Issuance Trust, Series 2017-A2, Class A, 1 Month LIBOR + 0.400%	2.558%	(c)	03/15/24	800	805,363
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,800	1,745,115
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	2.611%	(c)	12/07/23	1,400	1,413,147
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.832%	(c)	04/22/26	900	908,935
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	2.648%	(c)	07/15/24	1,200	1,210,060
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	1,000	956,354
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.418%	(c)	08/16/21	1,500	1,501,398

					14,680,890

A516

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Equipment — 0.3%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	800	$777,330

Student Loans — 0.7%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	1,140	1,131,284
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 144A	3.520%		06/16/42	300	297,729
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	2.966%	(c)	06/25/65	39	38,536
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	2.696%	(c)	03/25/66	62	62,441
Navient Student Loan Trust, Series 2017-1A, Class A1, 1 Month LIBOR + 0.400%, 144A	2.616%	(c)	07/26/66	22	22,222

					1,552,212

TOTAL ASSET-BACKED SECURITIES (cost $65,001,403)					64,654,679

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.8%
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	2,000	1,885,727
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	645	628,408
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	500	463,570
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	1,770	1,731,131
Commercial Mortgage Trust, Series 2014-CR21, Class A3	3.528%		12/10/47	240	238,913
Commercial Mortgage Trust, Series 2014-LC17, Class A3	3.723%		10/10/47	115	115,727
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	123	123,117
Commercial Mortgage Trust, Series 2014-UBS4, Class A5	3.694%		08/10/47	155	155,353
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	1,413	1,402,057
Commercial Mortgage Trust, Series 2015-PC1, Class A2	3.148%		07/10/50	1,035	1,034,819
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	1,600	1,502,207
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	390	389,941
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	65	65,055
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	1,380	1,366,071
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A1	1.493%		01/15/49	1,051	1,038,361
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	150	148,056
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	1,447	1,409,486
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	2,213	2,134,749
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044%	(cc)	03/25/28	794	771,731
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	200	190,281

A517

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	200	$200,650
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	37	36,874
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	361	358,725
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	834	812,013
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2	3.019%		08/15/46	214	214,452
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	118	117,552
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	130	129,355
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5	3.822%		07/15/48	1,695	1,712,957
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A2	2.882%		12/15/49	1,400	1,319,731
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	1,968,042
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,088	1,057,248
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	312	305,901
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	8	7,748
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	2	2,383
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	370	365,193
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	1,558	1,539,372
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	1,100	1,030,905
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A1	1.968%		12/15/49	389	380,496
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,900	1,839,152
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	2,199	2,149,712
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	747	745,638
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A3	2.807%		11/15/59	1,100	1,025,200
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	1,900	1,843,587
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	662	646,157
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	1,300	1,254,927
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	1,600	1,562,234

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $40,635,520)					39,420,964

A518

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 13.5%

Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	825	$779,648
General Motors Financial Co., Inc., Gtd. Notes	3.700%	05/09/23	20	19,541
General Motors Financial Co., Inc., Gtd. Notes	4.300%	07/13/25	840	817,035

				1,616,224

Banks — 5.7%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	1,750	1,744,442
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	1.750%	10/05/20	200	195,162
Bank of America Corp., Sr. Unsec’d. Notes	3.419%	12/20/28	168	157,683
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	1,445	1,446,743
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	880	836,375
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	25	24,257
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	750	750,125
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	750	740,954
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	500	492,543
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN	2.250%	01/30/19	750	748,952
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	500	499,301
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	1,000	930,489
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	60	58,119
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	965	945,796
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	470	455,989
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	160	148,749
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	600	568,730
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	315	298,366
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	25	24,991
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	530	527,366
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	1,120	1,100,920
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	585	580,487
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	900	869,983

				14,146,522

Commercial Services — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	800	754,889

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	1,625	1,593,906

Diversified Financial Services — 0.3%
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150%	07/24/24	250	246,310
CPPIB Capital, Inc. (Canada), Gtd. Notes, MTN, 144A	3.125%	09/25/23	250	249,071
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.750%	04/16/21	250	247,336

				742,717

Electric — 1.1%
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	300	302,250

A519

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	15	$13,657
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	960	911,651
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	35	31,645
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	535	527,689
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	615	577,261
Vistra Energy Corp., Gtd. Notes	7.375%	11/01/22	325	337,594

				2,701,747

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	25	24,494
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	300	305,250

				329,744

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	1,050	1,021,086

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	115	116,774

Mining — 0.2%
Teck Resources Ltd. (Canada), Gtd. Notes, 144A .	8.500%	06/01/24	350	383,250

Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	960	954,289
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	805	772,631
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	650	626,844

				2,353,764

Oil & Gas — 0.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	620	637,172
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	590	580,779
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes .	6.150%	06/15/19	700	714,519
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	400	404,876

				2,337,346

Packaging & Containers — 0.3%
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	635	635,784

Pharmaceuticals — 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	825	798,492
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	1,000	965,888

				1,764,380

Pipelines — 0.1%
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	315	297,102

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.500%	11/15/24	500	494,094

A520

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%		02/01/21	600	$610,500

					1,104,594

Telecommunications — 0.5%
Anixter, Inc., Gtd. Notes	5.625%		05/01/19	400	404,500
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21	500	500,625
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%		09/08/21	335	343,268

					1,248,393

Transportation — 0.2%
CSX Corp., Sr. Unsec’d. Notes	2.600%		11/01/26	510	463,843

TOTAL CORPORATE BONDS
(cost $34,712,676)					33,612,065

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	2.714%	(c)	08/25/60	400	399,925
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	2.747%	(c)	07/15/58	800	799,278

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,200,000)					1,199,203

SOVEREIGN BONDS — 2.0%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	195,728
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%		09/08/20	400	390,413
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	187,047
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	197,272
Province of Alberta (Canada), Sr. Unsec’d. Notes .	2.200%		07/26/22	260	250,213
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	300	272,424
Province of New Brunswick (Canada), Debentures	9.750%		05/15/20	400	438,760
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.250%		05/18/22	1,500	1,448,270
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.500%		09/10/21	105	102,911
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	780	742,460
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%		04/23/28	325	334,425
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes.	2.125%		05/19/20	500	491,120

TOTAL SOVEREIGN BONDS (cost $5,183,678)					5,051,043

A521

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.3%
Federal Home Loan Bank	1.875%	11/29/21	7,000	$6,781,131
Federal Home Loan Bank	2.625%	10/01/20	915	910,690
Federal Home Loan Mortgage Corp	1.375%	08/15/19	800	791,661
Federal Home Loan Mortgage Corp	2.375%	02/16/21	8,050	7,957,385
Federal Home Loan Mortgage Corp.(k)	2.375%	01/13/22	980	963,070
Federal National Mortgage Assoc	1.875%	04/05/22	6,000	5,788,008
Federal National Mortgage Assoc	2.000%	01/05/22	520	504,989
Federal National Mortgage Assoc	2.000%	10/05/22	750	721,458
Federal National Mortgage Assoc	2.125%	04/24/26	4,345	4,048,289
Federal National Mortgage Assoc	2.375%	01/19/23	1,055	1,028,485
Federal National Mortgage Assoc	2.500%	04/13/21	1,000	989,830
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%	03/15/20	260	258,079

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $31,402,861)				30,743,075

U.S. TREASURY OBLIGATIONS — 24.4%
U.S. Treasury Bonds	2.750%	08/15/47	400	366,328
U.S. Treasury Bonds	3.000%	05/15/47	370	356,356
U.S. Treasury Notes	0.750%	10/31/18	13,000	12,986,178
U.S. Treasury Notes(k)	2.000%	06/30/24	10,260	9,730,167
U.S. Treasury Notes(k)	2.125%	09/30/21	17,335	16,955,797
U.S. Treasury Notes	2.125%	06/30/22	1,790	1,739,656
U.S. Treasury Notes(k)	2.375%	08/15/24	13,890	13,431,522
U.S. Treasury Notes	2.625%	08/31/20	1,000	996,406
U.S. Treasury Notes	2.750%	08/31/25	90	88,520
U.S. Treasury Notes(a)	2.875%	08/15/28	645	635,073
U.S. Treasury Notes	2.000%	11/30/20	3,635	3,570,678

TOTAL U.S. TREASURY OBLIGATIONS (cost $61,538,902)				60,856,681

TOTAL LONG-TERM INVESTMENTS (cost $239,675,040)				235,537,710

			Shares

SHORT-TERM INVESTMENTS — 9.8%

AFFILIATED MUTUAL FUNDS — 9.8%
PGIM Core Short-Term Bond Fund(w)			1,348,436	12,500,000
PGIM Core Ultra Short Bond Fund(w)			11,172,990	11,172,990
PGIM Institutional Money Market Fund (cost $608,330; includes $606,438 of cash collateral for securities on loan)(b)(w)			608,269	608,330

TOTAL AFFILIATED MUTUAL FUNDS (cost $24,281,320)				24,281,320

OPTIONS PURCHASED~* — 0.0%
(cost $49,788)				61,846

TOTAL SHORT-TERM INVESTMENTS (cost $24,331,108)				24,343,166

TOTAL INVESTMENTS — 104.3% (cost $264,006,148)				259,880,876
Liabilities in excess of other assets(z) — (4.3)%				(10,780,496)

NET ASSETS — 100.0%				$249,100,380

A522

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $592,986; cash collateral of $606,438 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	3,440	$85
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	3,345	82
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	8,360	6,680
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	16,595	39,215
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	16,800	15,784

Total Options Purchased (cost $49,788)							$61,846

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	2 Year U.S. Treasury Notes	Dec. 2018	$6,954,235	$(20,386)
306	10 Year U.S. Treasury Notes	Dec. 2018	36,347,062	(47,981)

				(68,367)

Short Positions:
67	90 Day Euro Dollar	Dec. 2018	16,304,450	119,624
165	5 Year U.S. Treasury Notes	Dec. 2018	18,558,633	161,576
20	10 Year U.S. Ultra Treasury Notes	Dec. 2018	2,520,000	27,870
44	20 Year U.S. Treasury Bonds	Dec. 2018	6,182,000	172,778
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	925,688	2,053

				483,901

				$415,534

A523

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Inflation swap agreement outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
330	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$8	$(8,030)	$(8,038)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
204,540	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$65,557	$65,557
15,900	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(6,038)	120,021	126,059
2,365	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,553)	17,477	19,030
5,315	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,527	41,935	40,408
8,085	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	6,382	68,220	61,838
5,720	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,065	37,362	36,297
8,450	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	1,635	27,822	26,187
3,580	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(6,211)	7,287	13,498
2,420	12/31/20	1.678%(S)	3 Month LIBOR(1)(Q)	1,128	60,326	59,198
4,875	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	22,477	22,477
6,190	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	3,274	(142,151)	(145,425)
5,414	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	172	(125,074)	(125,246)
310	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	151	14,835	14,684
55,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	450	1,907,785	1,907,335
6,770	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	24,240	24,240
2,000	12/31/22	1.903%(S)	3 Month LIBOR(1)(Q)	1,098	82,754	81,656
20,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	295	962,754	962,459
9,830	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(12,358)	434,532	446,890
5,100	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(46,732)	229,337	276,069
3,800	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(6,098)	173,983	180,081
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	98,086	93,416
4,450	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	13,165	236,454	223,289
28,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	81,116	1,409,908	1,328,792
600	12/31/24	2.072%(S)	3 Month LIBOR(1)(Q)	420	31,192	30,772
2,065	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	30,517	30,517
2,960	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,050	44,622	40,572
32,248	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(22,217)	143,020	165,237
10,130	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	469	(3,381)	(3,850)

A524

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	$19,731	$83,386	$63,655
920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	34,633	35,176
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	18,175	18,175
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	13,356	13,491
915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	50,801	50,801
15,600	12/06/27	2.308%(S)	3 Month LIBOR(2)(Q)	(336,880)	(910,897)	(574,017)
314,900	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	11,265,845	(19,953,747)	(31,219,592)
1,725	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(11,942)	(192,864)	(180,922)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	11,580	11,580

				$10,955,936	$(14,823,680)	$(25,779,616)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$9,443,000

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$23,711,950	$—
Collateralized Loan Obligations	—	23,932,297	—
Credit Cards	—	14,680,890	—
Equipment	—	777,330	—
Student Loans	—	1,552,212	—
Commercial Mortgage-Backed Securities	—	39,420,964	—
Corporate Bonds	—	33,612,065	—
Residential Mortgage-Backed Securities	—	1,199,203	—
Sovereign Bonds	—	5,051,043	—
U.S. Government Agency Obligations	—	30,743,075	—
U.S. Treasury Obligations	—	60,856,681	—
Affiliated Mutual Funds	24,281,320	—	—
Options Purchased	—	61,846	—
Other Financial Instruments*
Futures Contracts	415,534	—	—

A525

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Centrally Cleared Inflation Swap Agreement	$—	$(8,038)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(25,779,616)	—

Total	$24,696,854	$209,811,902	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A526

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.5%

ASSET-BACKED SECURITIES — 23.8%

Automobiles — 9.0%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	2.558%	(c)	02/15/21	50	$50,094
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C	3.590%		06/18/24	300	298,996
ARI Fleet Lease Trust, Series 2017-A, Class A2, 144A	1.910%		04/15/26	86	85,942
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 144A	2.970%		02/20/20	250	250,163
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	300	299,211
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	98,260
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	300	299,238
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	100	99,896
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	400	399,551
Drive Auto Receivables Trust, Series 2018-4, Class B	3.360%		10/17/22	300	300,088
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	34	34,296
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	81	80,932
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	200	199,485
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 144A	3.140%		02/20/24	200	199,912
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	600	592,997
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	100	97,397
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 144A	3.470%		01/15/30	200	199,665
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.618%	(c)	11/15/21	400	401,390
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.508%	(c)	09/15/22	100	100,175
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	800	792,266
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	2.798%	(c)	06/15/21	50	50,169
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.588%	(c)	04/18/22	400	401,544
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	100	99,465
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	300	299,569
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	197	196,476

A527

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	189	$188,554

					6,115,731

Collateralized Loan Obligations — 10.2%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.159%	(c)	01/15/27	250	248,503
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.322%	(c)	04/23/31	500	496,262
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.306%	(c)	04/17/31	250	248,280
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.020%, 144A	3.075%	(c)	04/20/31	500	497,739
Cent CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 3 Month LIBOR + 1.030%, 144A	3.383%	(c)	04/30/31	500	497,868
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.330%	(c)	04/24/31	500	496,524
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.457%	(c)	01/22/31	250	249,335
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.212%	(c)	04/19/29	250	248,835
CIFC Funding Ltd. (Cayman Islands), Series 2018-2A, Class A1, 3 Month LIBOR + 1.040%, 144A	3.093%	(c)	04/20/31	500	497,977
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.539%	(c)	04/26/31	250	248,380
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A	3.365%	(c)	04/25/31	500	496,816
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189%	(c)	01/15/28	250	248,863
OZLM Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A	3.416%	(c)	04/17/31	250	248,774
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 3 Month LIBOR + 1.050%, 144A	3.210%	(c)	04/20/31	250	249,172
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.050%, 144A	3.398%	(c)	07/20/27	500	499,863
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.148%	(c)	07/20/27	250	248,871
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	3.768%	(c)	10/20/28	250	250,284
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.305%	(c)	04/25/31	250	248,256

A528

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.233%	(c)	01/18/29	250	$249,177
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.289%	(c)	04/15/29	500	498,268

					6,968,047

Credit Cards — 2.2%
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.608%	(c)	09/16/24	100	100,690
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	800	797,312
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.458%	(c)	01/15/22	100	100,298
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	2.503%	(c)	08/08/24	100	100,187
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%		05/23/25	400	399,697

					1,498,184

Student Loans — 2.4%
Commonbond Student Loan Trust, Series 2018-AGS, Class A1, 144A	3.210%		02/25/44	182	180,165
Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 144A	2.680%		05/26/43	341	340,701
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	304	301,676
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 144A	3.520%		06/16/42	100	99,243
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 144A	3.590%		01/25/48	400	398,687
SoFi Professional Loan Program Trust, Series 2018-D, Class A1FX, 144A	3.120%		02/25/48	300	299,957

					1,620,429

TOTAL ASSET-BACKED SECURITIES (cost $16,256,523)					16,202,391

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.3%
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60	135	128,264
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50	61	58,292
CD Mortgage Trust, Series 2016-CD1, Class A1	1.443%		08/10/49	304	296,510
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	50	48,087
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%		11/10/48	50	50,375
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	180	175,130
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	133	123,310
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A2	3.109%		09/15/50	100	96,965
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	885	865,565

A529

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	350	$348,389
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	50	51,133
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	38	37,882
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	108	107,590
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	132	130,462
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	21	20,955
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1	1.684%		04/15/50	162	161,291
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	83	82,798
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	175	173,532
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	386	381,924
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	436	424,495
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	632	609,254
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044%	(cc)	03/25/28	248	241,165
Freddie Mac Multifamily Structured Pass-Through Certificates, Series -K063, Class A2	3.430%	(cc)	01/25/27	161	159,981
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	51	51,345
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	101	100,790
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	229	222,988
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A1	1.695%		03/15/49	135	133,931
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	534	524,858
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4 18	2.694%		04/15/46	409	397,803
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	351	343,560
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1	1.462%		08/15/49	781	762,888
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A1	1.891%		12/15/49	61	59,668
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	157	157,258
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5	3.741%		08/15/47	95	95,780
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%		03/15/48	650	627,345
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A1	1.685%		07/15/50	389	385,584
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	454	448,437
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%		05/15/49	143	136,911

A530

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%	11/15/50	667	$651,684
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%	02/15/51	750	757,848
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%	04/10/46	50	49,503
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%	09/15/58	811	802,206
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%	09/15/57	135	133,216
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4	3.718%	12/15/48	70	69,843
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%	10/15/49	33	33,053
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%	07/15/50	185	180,141
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	60	57,920
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	25	24,410
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	467	466,263

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,522,514)				12,448,582

CORPORATE BONDS — 12.3%

Auto Manufacturers — 0.1%
General Motors Financial Co., Inc., Gtd. Notes	3.850%	01/05/28	20	18,138
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	20	19,107

				37,245

Banks — 3.1%
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	01/23/26	285	274,083
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.093%	10/01/25	50	47,631
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	240	236,847
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.442%	02/07/28	50	48,390
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	485	470,857
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	500	492,544
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	45	43,659
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	70	66,304
Morgan Stanley, Sr. Unsec’d. Notes	3.625%	01/20/27	50	48,014
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.772%	01/24/29	405	388,757

				2,117,086

Biotechnology — 0.3%
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27	185	172,704

Building Materials — 0.1%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%	02/14/26	50	49,161
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	3.500%	12/15/27	45	41,254

				90,415

A531

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals — 0.0%
LYB International Finance II BV, Gtd. Notes	3.500%		03/02/27	15	$14,037

Commercial Services — 0.0%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.110%	(c)	05/22/19	10	10,021

Computers — 0.0%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	15	14,705

Diversified Financial Services — 3.2%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.200%		01/25/28	60	57,004
CPPIB Capital, Inc. (Canada), Gtd. Notes, MTN, 144A	3.125%		09/25/23	1,250	1,245,355
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%		09/19/22	850	812,537
Visa, Inc., Sr. Unsec’d. Notes	2.150%		09/15/22	35	33,561

					2,148,457

Electric — 0.3%
Commonwealth Edison Co., First Mortgage	2.950%		08/15/27	35	32,702
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%		01/15/22	50	48,680
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250%		12/01/24	50	48,508
MidAmerican Energy Co., First Mortgage	3.100%		05/01/27	60	57,164

					187,054

Healthcare-Products — 0.2%
Stryker Corp., Sr. Unsec’d. Notes	3.650%		03/07/28	150	144,787

Insurance — 0.4%
Lincoln National Corp., Sr. Unsec’d. Notes	3.800%		03/01/28	240	231,684
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%		02/15/20	50	51,820

					283,504

Media — 0.1%
Comcast Corp., Gtd. Notes	3.000%		02/01/24	50	48,217
Discovery Communications LLC, Gtd. Notes	2.200%		09/20/19	15	14,883

					63,100

Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23	400	385,750
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%		06/15/22	50	51,301

					437,051

Oil & Gas — 0.6%
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22	20	19,688
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%		04/15/27	205	198,163
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%		07/15/21	50	50,468
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%		01/15/28	180	170,021

					438,340

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	50	49,646

A532

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Packaging & Containers — 0.3%
WestRock Co., Gtd. Notes, 144A	3.750%		03/15/25	220	$216,202

Pharmaceuticals — 1.4%
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.450%		12/15/27	30	27,994
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%		06/15/24	265	250,334
Express Scripts Holding Co., Gtd. Notes	4.500%		02/25/26	220	221,971
McKesson Corp., Sr. Unsec’d. Notes(a)	3.950%		02/16/28	240	231,746
Mylan, Inc., Gtd. Notes, 144A	4.550%		04/15/28	195	189,568
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	65	59,905

					981,518

Pipelines — 1.1%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	275	267,000
MPLX LP, Sr. Unsec’d. Notes	4.000%		03/15/28	10	9,618
MPLX LP, Sr. Unsec’d. Notes	4.125%		03/01/27	15	14,610
ONEOK, Inc., Gtd. Notes	4.000%		07/13/27	235	227,236
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes.	4.000%		03/15/28	195	190,542
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.350%		08/15/22	50	49,099

					758,105

Retail — 0.3%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A.	3.550%		07/26/27	190	178,724

Software — 0.1%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%		08/08/26	55	50,713

TOTAL CORPORATE BONDS (cost $8,612,208)					8,393,414

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	2.714%	(c)	08/25/60	200	199,963
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	2.747%	(c)	07/15/58	300	299,729

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $500,000)					499,692

SOVEREIGN BONDS — 1.8%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	195,728
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	100	96,236
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	200	192,227
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	125	122,513
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	300	285,561
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%		04/23/28	200	205,799
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, MTN	1.000%		10/05/18	100	99,989

A533

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
TOTAL SOVEREIGN BONDS (cost $1,209,506)					$1,198,053

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Federal Home Loan Banks	1.250%		01/16/19	250	249,259
Federal Home Loan Banks	2.625%		10/01/20	305	303,563
Federal Home Loan Mortgage Corp	1.375%		08/15/19	1,000	989,576
Federal Home Loan Mortgage Corp., MTN	0.875%		10/12/18	250	249,902
Federal National Mortgage Assoc.(k)	1.875%		09/24/26	285	258,439
Federal National Mortgage Assoc	2.000%		10/05/22	1,700	1,635,305
Federal National Mortgage Assoc	2.000%		10/25/22	20	19,213
Federal National Mortgage Assoc	2.375%		01/19/23	165	160,853
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.750%		10/15/18	34	33,994
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%		03/15/20	305	302,747
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	150	144,635

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,398,994)					4,347,486

U.S. TREASURY OBLIGATIONS — 33.2%
U.S. Treasury Bonds	2.750%		08/15/47	1,955	1,790,429
U.S. Treasury Bonds	3.125%		05/15/48	130	128,268
U.S. Treasury Notes	1.750%		05/15/23	60	56,909
U.S. Treasury Notes	1.875%		03/31/22	1,570	1,516,154
U.S. Treasury Notes(k)	2.000%		06/30/24	4,635	4,395,646
U.S. Treasury Notes	2.125%		06/30/22	300	291,562
U.S. Treasury Notes	2.125%		05/15/25	1,150	1,088,861
U.S. Treasury Notes	2.375%		01/31/23	4,295	4,196,349
U.S. Treasury Notes	2.375%		08/15/24	6,410	6,198,420
U.S. Treasury Notes	2.500%		05/15/24	5	4,876
U.S. Treasury Notes	2.750%		09/15/21	985	981,268
U.S. Treasury Notes	2.750%		08/31/23	5	4,956
U.S. Treasury Notes	2.750%		08/31/25	175	172,122
U.S. Treasury Notes	2.875%		08/15/28	185	182,153
U.S. Treasury Notes	3.000%		09/30/25	80	79,909
U.S. Treasury Strip Coupon	2.976%	(s)	08/15/28	2,100	1,541,313

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,983,437)					22,629,195

TOTAL LONG-TERM INVESTMENTS (cost $66,483,182)					65,718,813

				Shares
SHORT-TERM INVESTMENTS — 4.1%

AFFILIATED MUTUAL FUNDS — 4.1%
PGIM Core Ultra Short Bond Fund(w)				2,169,486	2,169,486
PGIM Institutional Money Market Fund (cost $606,126; includes $605,492 of cash collateral for securities on loan)(b)(w)				606,111	606,171

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,775,612)					2,775,657

OPTIONS PURCHASED~* — 0.0% (cost $14,181)					17,613

TOTAL SHORT-TERM INVESTMENTS (cost $2,789,793)					2,793,270

A534

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Value
TOTAL INVESTMENTS — 100.6% (cost $69,272,975)	$68,512,083

Liabilities in excess of other assets(z) — (0.6)%	(428,864)

NET ASSETS — 100.0%	$68,083,219

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $592,580; cash collateral of $605,492 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	975	$24
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	950	23
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	2,380	1,902
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	4,720	11,154
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	4,800	4,510

Total Options Purchased (cost $14,181)							$17,613

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
17	2 Year U.S. Treasury Notes	Dec. 2018	$3,582,484	$(10,444)
147	10 Year U.S. Treasury Notes	Dec. 2018	17,460,844	(50,396)
9	20 Year U.S. Treasury Bonds	Dec. 2018	1,264,500	(36,170)

				(97,010)

Short Positions:
29	90 Day Euro Dollar	Dec. 2018	7,057,150	9,365
352	5 Year U.S. Treasury Notes	Dec. 2018	39,591,750	330,567
18	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	2,777,062	89,192

				429,124

				$332,114

A535

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
49,020	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$15,711	$15,711
645	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(261)	4,869	5,130
2,345	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(3)	8,961	8,964
1,270	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	47	6,295	6,248
5,485	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	1,257	18,060	16,803
1,265	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(2,195)	2,575	4,770
1,340	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	6,178	6,178
1,485	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	16,489	16,489
1,720	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	6,158	6,158
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	8,498	8,498
1,895	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	2,969	28,567	25,598
8,441	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(5,882)	37,436	43,318
5,300	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	250	(1,769)	(2,019)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	7,549	5,934
77,785	12/29/28	2.900%(S)	3 Month LIBOR(2)(Q)	282,119	(929,326)	(1,211,445)

				$279,916	$(763,749)	$(1,043,665)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$3,473,415

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$6,115,731	$—
Collateralized Loan Obligations	—	6,968,047	—
Credit Cards	—	1,498,184	—
Student Loans	—	1,620,429	—
Commercial Mortgage-Backed Securities	—	12,448,582	—
Corporate Bonds	—	8,393,414	—
Residential Mortgage-Backed Securities	—	499,692	—
Sovereign Bonds	—	1,198,053	—
U.S. Government Agency Obligations	—	4,347,486	—
U.S. Treasury Obligations	—	22,629,195	—
Affiliated Mutual Funds	2,775,657	—	—

A536

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Options Purchased	$—	$17,613	$—
Other Financial Instruments*
Futures Contracts	332,114	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,043,665)	—

Total	$3,107,771	$64,692,761	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A537

AST BOND PORTFOLIO 2029

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.0%

ASSET-BACKED SECURITIES — 10.9%

Automobiles — 8.1%
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C	3.590%		06/18/24	50	$49,833
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	100	99,746
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	50	49,944
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	23	22,864
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	100	98,833
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.618%	(c)	11/15/21	50	50,174
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	50	49,517
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.588%	(c)	04/18/22	50	50,193
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	49	49,119
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	47	47,139

					567,362

Credit Cards — 2.8%
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	100	99,664
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%		05/23/25	100	99,924

					199,588

TOTAL ASSET-BACKED SECURITIES (cost $768,086)					766,950

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.5%
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60	20	19,066
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50	10	9,556
BANK, Series 2018-BN10, Class A4	3.428%		02/15/61	50	48,491
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	26	25,282
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501%		05/10/58	35	34,364
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1	1.643%		09/10/58	41	40,594
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A1	1.506%		05/10/49	24	23,757
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	14	13,736
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	10	9,271
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	66	64,917
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	35	34,839
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	32	31,064

A538

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	10	$9,431
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	17	16,415
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	31	30,443
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	34	32,970
Fannie Mae-Aces, Series 2015-M17, Class A2	3.035%	(cc)	11/25/25	65	63,287
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	49	47,229
Fannie Mae-Aces, Series 2018-M4, Class A1	3.044%	(cc)	03/25/28	25	24,117
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	9	8,670
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	17	16,829
GS Mortgage Securities Trust, Series 2017-GS8, Class A3	3.205%		11/10/50	80	76,642
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A1	1.695%		03/15/49	10	9,740
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	43	42,556
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	22	21,359
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	20	19,821
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1	1.462%		08/15/49	72	70,817
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	12	12,415
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%		03/15/48	50	48,257
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A1	1.685%		07/15/50	35	35,053
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	35	34,092
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	52	50,781
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	60	60,628
UBS Commercial Mortgage Trust, Series 2018-C11, Class A1	3.211%		06/15/51	34	34,074
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	20	20,244
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%		09/15/58	66	65,044
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	9	8,736
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A1	1.321%		08/15/49	34	33,499
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1	1.577%		01/15/59	70	69,404
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%		10/15/49	8	8,263
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	16	15,664

A539

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	32	$32,315

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,380,433)				1,373,732

CORPORATE BONDS — 12.0%

Airlines — 0.1%
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500%	09/01/31	10	9,640

Banks — 3.9%
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	01/23/26	45	43,276
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	40	38,834
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.691%	06/05/28	20	19,035
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	20	19,818
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	20	19,185
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29	20	18,944
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	4.000%	01/27/20	100	101,491
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%	01/24/29	15	14,398

				274,981

Biotechnology — 0.7%
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25	25	25,067
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27	25	23,338

				48,405

Commercial Services — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	35	34,317

Electric — 0.3%
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.950%	06/01/28	25	24,843

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	25	25,162

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	35	35,540

Multi-National — 2.8%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	100	96,438
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	100	101,415

				197,853

Oil & Gas — 0.5%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%	04/15/27	15	14,500
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%	01/15/28	25	23,614

				38,114

A540

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals — 0.4%
Express Scripts Holding Co., Gtd. Notes	3.400%		03/01/27	25	$23,233
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	5	4,608

					27,841

Pipelines — 1.5%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	25	24,273
MPLX LP, Sr. Unsec’d. Notes	4.000%		03/15/28	5	4,809
ONEOK Partners LP, Gtd. Notes	4.900%		03/15/25	40	41,518
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		09/15/25	35	34,438

					105,038

Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	25	24,913

TOTAL CORPORATE BONDS (cost $870,034)					846,647

SOVEREIGN BONDS — 2.7%
Province of Alberta (Canada), Sr. Unsec’d. Notes .	2.200%		07/26/22	50	48,118
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	50	48,057
Province of Ontario (Canada), Sr. Unsec’d. Notes.	2.400%		02/08/22	50	48,639
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	50	47,594

TOTAL SOVEREIGN BONDS (cost $197,728)					192,408

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.0%
Federal Home Loan Bank	1.375%		09/28/20	150	145,777
Federal Home Loan Bank	2.125%		02/11/20	180	178,495
Federal Home Loan Bank	2.625%		10/01/20	100	99,528
Federal Home Loan Mortgage Corp	1.375%		08/15/19	100	98,958
Federal Home Loan Mortgage Corp.(k)	1.500%		01/17/20	300	295,320
Federal National Mortgage Assoc	2.000%		10/05/22	250	240,485
Federal National Mortgage Assoc	2.125%		04/24/26	100	93,171
Federal National Mortgage Assoc	2.375%		01/19/23	420	409,444
Residual Funding Corp., Principal Strip	2.190%	(s)	10/15/20	300	282,661
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.750%		10/15/18	265	264,949

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,134,715)					2,108,788

U.S. TREASURY OBLIGATIONS — 21.9%
U.S. Treasury Bonds	2.875%		08/15/45	265	249,535
U.S. Treasury Notes	1.875%		03/31/22	150	144,855
U.S. Treasury Notes(k)	2.000%		06/30/24	415	393,569
U.S. Treasury Notes(k)	2.250%		12/31/24	765	732,637
U.S. Treasury Notes	2.875%		08/15/28	25	24,615

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,567,344)					1,545,211

A541

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

		Value

TOTAL LONG-TERM INVESTMENTS (cost $6,918,340)		$6,833,736

	Shares

SHORT-TERM INVESTMENT — 3.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund(w) (cost $219,575)	219,575	219,575

TOTAL INVESTMENTS — 100.1% (cost $7,137,915)		7,053,311
Liabilities in excess of other assets(z) — (0.1)%		(8,983)

NET ASSETS — 100.0%		$7,044,328

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	2 Year U.S. Treasury Notes	Dec. 2018	$210,734	$(17)
22	10 Year U.S. Treasury Notes	Dec. 2018	2,613,188	(9,547)

				(9,564)

Short Positions:
1	90 Day Euro Dollar	Dec. 2018	243,350	323
30	5 Year U.S. Treasury Notes	Dec. 2018	3,374,297	10,444
1	10 Year U.S. Ultra Treasury Notes	Dec. 2018	126,000	2,335
1	20 Year U.S. Treasury Bonds	Dec. 2018	140,500	4,420

				17,522

				$7,958

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
5,180	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	$—	$1,660	$1,660
210	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	—	1,372	1,372
170	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	784	784
115	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	412	412
2,035	01/04/23	2.289%(S)	3 Month LIBOR(1)(Q)	16,700	63,225	46,525

A542

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
1,000	01/04/25	2.360%(S)	3 Month LIBOR(1)(Q)	$—	$40,908	$40,908
120	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	—	532	532
7,670	12/28/29	2.490%(S)	3 Month LIBOR(2)(Q)	(68,928)	(421,614)	(352,686)

				$(52,228)	$(312,721)	$(260,493)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$565,177

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$567,362	$—
Credit Cards	—	199,588	—
Commercial Mortgage-Backed Securities	—	1,373,732	—
Corporate Bonds	—	846,647	—
Sovereign Bonds	—	192,408	—
U.S. Government Agency Obligations	—	2,108,788	—
U.S. Treasury Obligations	—	1,545,211	—
Affiliated Mutual Fund	219,575	—	—
Other Financial Instruments*
Futures Contracts	7,958	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(260,493)	—

Total	$227,533	$6,573,243	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A543

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.7%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	43,142,759	$465,078,943
AST AQR Emerging Markets Equity Portfolio*	1,163,944	13,653,060
AST AQR Large-Cap Portfolio*	63,884,007	1,276,402,453
AST BlackRock Low Duration Bond Portfolio*	4,081,607	43,999,723
AST BlackRock/Loomis Sayles Bond Portfolio*	18,296,149	246,449,122
AST ClearBridge Dividend Growth Portfolio* .	35,824,987	662,762,258
AST Goldman Sachs Global Income Portfolio*	20,743,543	219,259,253
AST Goldman Sachs Large-Cap Value Portfolio*	5,534,718	179,490,918
AST Goldman Sachs Mid-Cap Growth Portfolio*	5,760,256	60,828,305
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	127,298,747
AST High Yield Portfolio*	5,780,516	59,943,953
AST Hotchkis & Wiley Large-Cap Value Portfolio*	17,212,687	536,175,191
AST International Growth Portfolio*	44,608,828	814,111,107
AST International Value Portfolio*	34,868,777	716,553,364
AST Jennison Large-Cap Growth Portfolio*	11,911,798	437,043,871
AST Loomis Sayles Large-Cap Growth Portfolio*	12,545,189	690,863,562
AST MFS Growth Portfolio*	14,970,514	430,252,581
AST MFS Large-Cap Value Portfolio*	31,358,768	640,346,040
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	964,712	34,276,225
AST Parametric Emerging Markets Equity Portfolio*	859,804	7,953,189
AST PIMCO Dynamic Bond Fund*	8,306,533	79,493,519
AST Prudential Core Bond Portfolio*	54,363,408	655,622,697
AST QMA International Core Equity Portfolio*	29,990,588	373,382,827
AST QMA Large-Cap Portfolio*	63,215,930	1,292,133,612
AST Small-Cap Growth Opportunities Portfolio*	7,402,841	169,895,203
AST Small-Cap Growth Portfolio*	3,404,831	181,749,888
AST Small-Cap Value Portfolio*	5,675,807	168,457,950
AST T. Rowe Price Large-Cap Growth Portfolio*	13,231,587	547,390,774
AST T. Rowe Price Large-Cap Value Portfolio*	34,160,061	532,213,752
AST Templeton Global Bond Portfolio*	79,450	870,767
AST WEDGE Capital Mid-Cap Value Portfolio*	1,320,935	34,700,967
AST Wellington Management Global Bond Portfolio*	51,040,158	546,129,692
AST Western Asset Core Plus Bond Portfolio*	42,127,991	522,808,372

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Emerging Markets Debt Portfolio*	816,419	$8,800,994

TOTAL LONG-TERM INVESTMENTS (cost $9,691,941,348)(w)		12,776,392,879

SHORT-TERM INVESTMENTS — 12.0%
AFFILIATED MUTUAL FUND — 11.6%
PGIM Core Ultra Short Bond Fund (cost $1,688,255,818)(w)	1,688,255,818	1,688,255,818

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills(k)
2.136%	12/20/18	2,500	2,488,174
2.139%	12/20/18	60,400	60,114,274

TOTAL U.S. TREASURY OBLIGATIONS (cost $62,602,637)			62,602,448

TOTAL SHORT-TERM INVESTMENTS (cost $1,750,858,455)			1,750,858,266

TOTAL INVESTMENTS — 99.7% (cost $11,442,799,803)			14,527,251,145
Other assets in excess of liabilities(z) — 0.3%			47,184,005

NET ASSETS — 100.0%			$14,574,435,150

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A544

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
880	2 Year U.S. Treasury Notes	Dec. 2018	$185,446,251	$(505,983)
1,293	10 Year U.S. Treasury Notes	Dec. 2018	153,584,156	(1,878,891)
233	CAC40 10 Euro	Oct. 2018	14,850,439	458,538
34	DAX Index.	Dec. 2018	12,081,035	176,653
1,681	Euro STOXX 50 Index	Dec. 2018	66,104,878	1,263,160
150	FTSE 100 Index.	Dec. 2018	14,636,936	445,765
1,037	Mini MSCI EAFE Index	Dec. 2018	102,429,675	1,454,392
1,359	Russell 2000 E-Mini Index	Dec. 2018	115,569,360	(1,902,599)
3,314	S&P 500 E-Mini Index	Dec. 2018	483,678,300	3,776,655
627	S&P 500 Index	Dec. 2018	457,553,250	3,596,725
563	TOPIX Index	Dec. 2018	90,059,189	6,961,935

				$13,846,350

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$320,683	$62,602,448

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$14,464,648,697	$—	$—
U.S. Treasury Obligations	—	62,602,448	—
Other Financial Instruments*
Futures Contracts	13,846,350	—	—

Total	$14,478,495,047	$62,602,448	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A545

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 1.8%
Raytheon Co.	132,280	$27,336,985

Air Freight & Logistics — 1.8%
United Parcel Service, Inc. (Class B Stock)	241,163	28,155,780

Automobiles — 1.2%
General Motors Co.	564,610	19,010,419

Banks — 7.0%
Bank of America Corp.	771,670	22,733,398
JPMorgan Chase & Co.	365,147	41,203,187
PNC Financial Services Group, Inc. (The)	105,830	14,412,988
U.S. Bancorp	280,610	14,819,014
Wells Fargo & Co.	252,780	13,286,117

		106,454,704

Beverages — 3.5%
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	141,430	12,385,025
Coca-Cola Co. (The)	561,210	25,922,290
PepsiCo, Inc.	140,300	15,685,540

		53,992,855

Capital Markets — 5.7%
Bank of New York Mellon Corp. (The)(a)	547,180	27,900,708
BlackRock, Inc.	38,350	18,075,506
Blackstone Group LP (The), MLP	1,075,660	40,961,133

		86,937,347

Chemicals — 6.7%
DowDuPont, Inc.	401,197	25,800,979
Ecolab, Inc.	167,290	26,227,726
PPG Industries, Inc.	266,457	29,078,452
Praxair, Inc.	128,140	20,595,942

		101,703,099

Commercial Services & Supplies — 1.7%
Waste Management, Inc.	294,640	26,623,670

Containers & Packaging — 1.7%
International Paper Co.	511,950	25,162,343

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc. (Class B Stock)*	180,200	38,582,622

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	430,110	14,443,094
Verizon Communications, Inc.	294,640	15,730,830

		30,173,924

Electric Utilities — 2.3%
Brookfield Infrastructure Partners LP (Canada)	506,135	20,184,664
NextEra Energy, Inc.	91,020	15,254,952

		35,439,616

Energy Equipment & Services — 1.4%
Schlumberger Ltd.	350,886	21,375,975

Equity Real Estate Investment Trusts (REITs) — 4.2%
American Tower Corp.	209,270	30,406,931
Healthcare Trust of America, Inc. (Class A Stock)	543,080	14,483,944

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	607,980	$19,619,515

		64,510,390

Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	69,180	16,248,998
Sysco Corp.	149,660	10,962,595
Walmart, Inc.	290,800	27,309,028

		54,520,621

Food Products — 4.6%
McCormick & Co., Inc.(a)	157,730	20,780,928
Mondelez International, Inc. (Class A Stock)	561,210	24,109,582
Nestle SA (Switzerland), ADR	301,428	25,078,810

		69,969,320

Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	77,280	20,559,571

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	134,840	22,557,384

Household Products — 2.0%
Procter & Gamble Co. (The)	374,140	31,139,672

Independent Power & Renewable Electricity Producers — 0.5%
Brookfield Renewable Partners LP (Canada), MLP, (NYSE)	44,110	1,333,886
Brookfield Renewable Partners LP (Canada), MLP, (TSX)	226,130	6,852,265

		8,186,151

Industrial Conglomerates — 2.3%
3M Co.	168,430	35,489,885

Insurance — 2.6%
MetLife, Inc.	391,020	18,268,454
Travelers Cos., Inc. (The)	168,840	21,900,236

		40,168,690

IT Services — 3.6%
Mastercard, Inc. (Class A Stock)	135,630	30,192,594
Visa, Inc. (Class A Stock)	168,360	25,269,152

		55,461,746

Media — 4.3%
Comcast Corp. (Class A Stock)	930,840	32,961,044
Walt Disney Co. (The)	283,040	33,098,698

		66,059,742

Multi-Utilities — 1.3%
WEC Energy Group, Inc.	289,390	19,319,676

Oil, Gas & Consumable Fuels — 7.5%
Enbridge, Inc. (Canada)(a)	884,727	28,567,835
Exxon Mobil Corp.	319,190	27,137,534
Kinder Morgan, Inc.	935,350	16,583,756
Phillips 66	138,720	15,636,518
Williams Cos., Inc. (The)	982,120	26,703,843

		114,629,486

Pharmaceuticals — 7.9%
Johnson & Johnson	280,610	38,771,884
Merck & Co., Inc.	486,380	34,503,797
Pfizer, Inc.	561,210	24,732,525

A546

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	249,320	$22,827,739

		120,835,945

Road & Rail — 2.0%
Union Pacific Corp.	192,120	31,282,900

Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	168,360	7,961,744
Texas Instruments, Inc.	159,010	17,060,183

		25,021,927

Software — 3.4%
Microsoft Corp.	449,090	51,362,423

Specialty Retail — 2.7%
Home Depot, Inc. (The)	196,700	40,746,405

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	210,470	47,511,498

TOTAL LONG-TERM INVESTMENTS (cost $1,108,037,269)		1,520,282,771

SHORT-TERM INVESTMENTS — 5.1%
AFFILIATED MUTUAL FUND — 4.5%
PGIM Institutional Money Market Fund (cost $69,424,886; includes $69,293,934 of cash collateral for securities on loan)(b)(w)	69,413,777	69,420,718

	Shares	Value
UNAFFILIATED FUND — 0.6%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $8,393,800)	8,393,800	$8,393,800

TOTAL SHORT-TERM INVESTMENTS (cost $77,818,686)		77,814,518

TOTAL INVESTMENTS — 104.4% (cost $1,185,855,955)		1,598,097,289
Liabilities in excess of other assets — (4.4)%		(67,328,270)

NET ASSETS — 100.0%		$1,530,769,019

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,305,459; cash collateral of $69,293,934 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$27,336,985	$—	$—
Air Freight & Logistics	28,155,780	—	—
Automobiles	19,010,419	—	—
Banks	106,454,704	—	—
Beverages	53,992,855	—	—
Capital Markets	86,937,347	—	—
Chemicals	101,703,099	—	—
Commercial Services & Supplies	26,623,670	—	—
Containers & Packaging	25,162,343	—	—
Diversified Financial Services	38,582,622	—	—
Diversified Telecommunication Services	30,173,924	—	—
Electric Utilities	35,439,616	—	—
Energy Equipment & Services	21,375,975	—	—

A547

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$64,510,390	$—	$—
Food & Staples Retailing	54,520,621	—	—
Food Products	69,969,320	—	—
Health Care Providers & Services	20,559,571	—	—
Hotels, Restaurants & Leisure	22,557,384	—	—
Household Products	31,139,672	—	—
Independent Power & Renewable Electricity Producers	8,186,151	—	—
Industrial Conglomerates	35,489,885	—	—
Insurance	40,168,690	—	—
IT Services	55,461,746	—	—
Media	66,059,742	—	—
Multi-Utilities	19,319,676	—	—
Oil, Gas & Consumable Fuels	114,629,486	—	—
Pharmaceuticals	120,835,945	—	—
Road & Rail	31,282,900	—	—
Semiconductors & Semiconductor Equipment	25,021,927	—	—
Software	51,362,423	—	—
Specialty Retail	40,746,405	—	—
Technology Hardware, Storage & Peripherals	47,511,498	—	—
Affiliated Mutual Fund	69,420,718	—	—
Unaffiliated Fund	8,393,800	—	—

Total	$1,598,097,289	$—	$—

A548

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Casinos & Gaming — 1.0%
Red Rock Resorts, Inc. (Class A Stock)	221,092	$5,892,102

Health Care REITs — 10.9%
Healthcare Trust of America, Inc. (Class A Stock)	352,398	9,398,455
Omega Healthcare Investors, Inc.(a)	57,289	1,877,361
Sabra Health Care REIT, Inc.(a)	610,930	14,124,702
Ventas, Inc.	101,281	5,507,661
Welltower, Inc.(a)	542,881	34,918,106

		65,826,285

Hotel & Resort REITs — 5.6%
Park Hotels & Resorts, Inc.	453,503	14,883,968
Pebblebrook Hotel Trust(a)	248,489	9,037,545
RLJ Lodging Trust	437,486	9,637,817

		33,559,330

Hotels, Restaurants & Leisure — 0.5%
Hilton Worldwide Holdings, Inc.	40,515	3,272,802

Industrial REITs — 8.3%
Americold Realty Trust	256,138	6,408,573
Industrial Logistics Properties Trust(a)	215,471	4,957,988
Prologis, Inc.	572,316	38,797,302

		50,163,863

Office REITs — 9.8%
Boston Properties, Inc.	145,732	17,938,152
Cousins Properties, Inc.	396,358	3,523,623
Douglas Emmett, Inc.	236,637	8,925,948
Hudson Pacific Properties, Inc.	402,460	13,168,491
Kilroy Realty Corp.	213,622	15,314,560

		58,870,774

Residential REITs — 23.1%
Apartment Investment & Management Co. (Class A Stock)	554,136	24,454,022
Camden Property Trust	32,615	3,051,786
Equity LifeStyle Properties, Inc.	61,285	5,910,938
Essex Property Trust, Inc.	167,244	41,260,767
Invitation Homes, Inc.(a)	585,364	13,410,689
Sun Communities, Inc.	180,399	18,317,714
UDR, Inc.	818,871	33,106,955

		139,512,871

Retail REITs — 16.5%
Agree Realty Corp.(a)	121,147	6,435,329
Brixmor Property Group, Inc.	518,420	9,077,534
DDR Corp.(a)	703,704	9,422,597
Regency Centers Corp.	181,062	11,709,280
Simon Property Group, Inc.	160,433	28,356,533
Taubman Centers, Inc.	124,369	7,440,997
Urban Edge Properties	579,851	12,803,109
Weingarten Realty Investors	476,198	14,171,652

		99,417,031

Specialized REITs — 23.3%
Crown Castle International Corp.	112,802	12,558,247
CyrusOne, Inc.	265,056	16,804,550
Digital Realty Trust, Inc.	274,305	30,853,826

	Shares	Value
COMMON STOCKS (Continued)
Specialized REITs (cont’d.)
Equinix, Inc.	73,221	$31,696,639
Extra Space Storage, Inc.(a)	285,339	24,721,771
Lamar Advertising Co. (Class A Stock)(a)	59,999	4,667,922
Life Storage, Inc.	153,276	14,585,743
VICI Properties, Inc.	209,781	4,535,465

		140,424,163

TOTAL LONG-TERM INVESTMENTS
(cost $549,124,008)		596,939,221

SHORT-TERM INVESTMENTS — 15.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	4,043,088	4,043,088
PGIM Institutional Money Market Fund (cost $91,051,335; includes $90,901,891 of cash collateral for securities on loan)(b)(w)	91,038,865	91,047,969

TOTAL SHORT-TERM INVESTMENTS (cost $95,094,423)		95,091,057

TOTAL INVESTMENTS — 114.8% (cost $644,218,431)		692,030,278
Liabilities in excess of other assets — (14.8)%		(88,966,406)

NET ASSETS — 100.0%		$603,063,872

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,259,290; cash collateral of $90,901,891 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A549

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Casinos & Gaming	$5,892,102	$—	$—
Health Care REITs	65,826,285	—	—
Hotel & Resort REITs	33,559,330	—	—
Hotels, Restaurants & Leisure	3,272,802	—	—
Industrial REITs	50,163,863	—	—
Office REITs	58,870,774	—	—
Residential REITs	139,512,871	—	—
Retail REITs	99,417,031	—	—
Specialized REITs	140,424,163	—	—
Affiliated Mutual Funds	95,091,057	—	—

Total	$692,030,278	$—	$—

A550

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 57.1%

UNAFFILIATED EXCHANGE TRADED FUND — 7.1%
iShares U.S. Real Estate ETF
(cost $1,560,296)			19,619	$1,569,912

UNAFFILIATED FUND** — 7.0%
Columbia Commodity Strategy Fund (Class I Stock) (cost $ 1,588,141)			284,878	1,555,436

Interest Rate	Maturity Date		Principal Amount (000)#
SOVEREIGN BONDS — 23.8%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
2.000%	08/21/35	AUD	55	50,579
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	79	105,184
0.100%	04/15/46	EUR	16	23,701
0.500%	04/15/30	EUR	42	59,353
French Republic Government Bond OAT (France),
Bonds
3.250%	05/25/45	EUR	63	100,064
Bonds, TIPS
0.250%	07/25/24	EUR	129	171,333
1.800%	07/25/40	EUR	36	72,546
3.150%	07/25/32	EUR	50	113,349
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	42	52,598
Italy Buoni Poliennali del Tesoro (Italy),
Sr. Unsec’d. Notes, 144A
4.750%	09/01/28	EUR	145	192,836
Unsec’d. Notes, 144A
2.700%	03/01/47	EUR	25	24,798
Unsec’d. Notes, TIPS
2.550%	09/15/41	EUR	53	73,010
3.100%	09/15/26	EUR	103	144,887
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/20/28	JPY	12,250	107,709
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.800%	03/20/47	JPY	12,750	110,487
0.800%	06/20/47	JPY	2,250	19,468
0.800%	09/20/47	JPY	11,750	101,516
0.800%	03/20/48	JPY	18,700	161,132
2.400%	03/20/37	JPY	3,100	35,928
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	10,900	95,746
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/25	JPY	5,700	52,492
0.100%	03/10/26	JPY	5,000	46,155
0.100%	03/10/27	JPY	15,500	143,773
Kingdom of Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
4.250%	03/28/41	EUR	64	$112,738
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	1,600	82,888
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	255	191,056
3.500%	04/14/33	NZD	146	104,999
Norway Government Bond (Norway),
Bonds, 144A
1.750%	02/17/27	NOK	1,295	157,556
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	36	9,345
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
4.150%	03/15/37	EUR	34	59,157
South Africa Government Bond (South Africa),
Bonds
10.500%	12/21/26	ZAR	3,277	250,990
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
2.750%	10/31/24	EUR	280	362,557
4.900%	07/30/40	EUR	82	138,087
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, TIPS, 144A
1.000%	11/30/30	EUR	32	41,516
1.800%	11/30/24	EUR	67	92,610
United Kingdom Gilt (United Kingdom),
Unsec’d. Notes
4.250%	06/07/32	GBP	208	354,529
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/24	GBP	51	86,404
0.125%	03/22/29	GBP	109	202,385
0.125%	03/22/44	GBP	59	134,282
0.125%	11/22/56	GBP	42	106,163
0.125%	11/22/65	GBP	34	102,010
0.250%	03/22/52	GBP	105	279,251
0.750%	03/22/34	GBP	90	200,307
1.125%	11/22/37	GBP	49	142,384

TOTAL SOVEREIGN BONDS
(cost $5,451,565)				5,269,858

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Federal National Mortgage Assoc.(tt)
2.500%		TBA	145	139,893
3.000%		TBA	150	143,516
3.500%		TBA	225	221,407
4.000%		TBA	120	121,172
4.500%		TBA	45	46,419
5.000%		TBA	100	104,969
Government National Mortgage Assoc.(tt)
3.500%		TBA	94	93,468
3.500%		TBA	220	218,497

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,095,072)				1,089,341

A551

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 14.3%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22	162	$175,906
0.250%	01/15/25	145	148,021
0.375%	07/15/27	204	200,767)
0.500%	01/15/28	195	191,160
0.625%	01/15/24	174	185,399
0.625%	02/15/43	64	63,734
0.750%	02/15/42	72	75,347
0.750%	02/15/45	55	54,700
1.000%	02/15/48	47	47,430
1.125%	01/15/21	45	52,150
U.S. Treasury Notes
2.250%	08/15/27	389	364,809
2.250%	11/15/27	544	509,192
2.750%	02/15/28	562	548,123
2.875%	05/15/28	553	544,465

TOTAL U.S. TREASURY OBLIGATIONS
(cost $3,219,462)			3,161,203

TOTAL LONG-TERM INVESTMENTS
(cost $12,914,536)			12,645,750

	Shares	Value
SHORT-TERM INVESTMENTS — 49.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	10,908,866	$10,908,866
PGIM Institutional Money Market Fund(w)	842	842

TOTAL SHORT-TERM INVESTMENTS
(cost $10,909,708)		10,909,708

TOTAL INVESTMENTS — 106.4%
(cost $23,824,244)		23,555,458
Liabilities in excess of other assets(z) — (6.4)%		(1,418,568)

NET ASSETS — 100.0%		$22,136,890

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

**	Investment is an affiliate of the Subadvisor.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,099,000 is 5.0% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year Australian Treasury Bonds	Dec. 2018	$1,453,098	$(2,016)
2	10 Year Euro-Bund.	Dec. 2018	368,726	(2,252)
5	10 Year Mini Japanese Government Bonds	Dec. 2018	660,447	(264)
2	10 Year U.K. Gilt	Dec. 2018	315,268	(4,275)
9	10 Year U.S. Treasury Notes	Dec. 2018	1,069,031	(13,008)
7	10 Year U.S. Ultra Treasury Notes	Dec. 2018	882,000	(14,438)
1	20 Year U.S. Treasury Bonds	Dec. 2018	140,500	(3,875)
3	Euro-BTP Italian Government Bond	Dec. 2018	431,353	8,987
1	Euro-OAT	Dec. 2018	175,376	(906)
24	Mini MSCI EAFE Index	Dec. 2018	2,370,600	7,983
4	Mini MSCI Emerging Markets Index	Dec. 2018	209,940	(10)
37	S&P 500 E-Mini Index	Dec. 2018	5,400,150	6,808
3	TOPIX Index	Dec. 2018	479,889	35,919

				18,653

Short Positions:
3	10 Year Canadian Government Bonds	Dec. 2018	308,025	4,273
2	S&P/TSX 60 Index	Dec. 2018	294,290	(565)

				3,708

				$22,361

A552

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Euro,
Expiring 10/26/18	Morgan Stanley	EUR	739	$859,472	$859,949	$477	$—
Japanese Yen,
Expiring 10/26/18	Hong Kong & Shanghai Bank	JPY	11,595	102,243	102,264	21	—
Swedish Krona,
Expiring 10/26/18	Hong Kong & Shanghai Bank	SEK	1	112	113	1	—

				$961,827	$962,326	499	—

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/26/18	Morgan Stanley	AUD	154	$111,242	$111,341	$—	$(99)
Expiring 10/26/18	Morgan Stanley	AUD	71	51,021	51,333	—	(312)
Expiring 10/26/18	Morgan Stanley	AUD	65	46,709	46,995	—	(286)
Expiring 10/26/18	Morgan Stanley	AUD	9	6,467	6,506	—	(39)
British Pound,
Expiring 10/26/18	Morgan Stanley	GBP	978	1,288,475	1,276,827	11,648	—
Expiring 10/26/18	Morgan Stanley	GBP	284	374,151	370,769	3,382	—
Expiring 10/26/18	Morgan Stanley	GBP	230	300,111	300,165	—	(54)
Expiring 10/26/18	Morgan Stanley	GBP	90	118,264	117,195	1,069	—
Canadian Dollar,
Expiring 10/26/18	Morgan Stanley	CAD	1	384	387	—	(3)
Danish Krone,
Expiring 10/26/18	Morgan Stanley	DKK	179	27,909	27,937	—	(28)
Expiring 10/26/18	Morgan Stanley	DKK	77	12,102	12,018	84	—
Euro,
Expiring 10/26/18	Morgan Stanley	EUR	1,674	1,962,012	1,947,628	14,384	—
Expiring 10/26/18	Morgan Stanley	EUR	782	917,059	910,336	6,723	—
Expiring 10/26/18	Morgan Stanley	EUR	574	672,877	667,944	4,933	—
Expiring 10/26/18	Morgan Stanley	EUR	451	524,359	524,814	—	(455)
Expiring 10/26/18	Morgan Stanley	EUR	232	271,964	269,970	1,994	—
Japanese Yen,
Expiring 10/26/18	Hong Kong & Shanghai Bank	JPY	84,973	760,760	749,433	11,327	—
Expiring 10/26/18	Hong Kong & Shanghai Bank	JPY	48,104	423,732	424,261	—	(529)
Expiring 10/26/18	Hong Kong & Shanghai Bank	JPY	27,624	247,316	243,634	3,682	—
Expiring 10/26/18	Hong Kong & Shanghai Bank	JPY	18,782	168,154	165,650	2,504	—
Mexican Peso,
Expiring 10/26/18	Hong Kong & Shanghai Bank	MXN	1,549	81,617	82,347	—	(730)
New Zealand Dollar,
Expiring 10/26/18	Hong Kong & Shanghai Bank	NZD	289	190,168	191,596	—	(1,428)
Expiring 10/26/18	Hong Kong & Shanghai Bank	NZD	161	105,941	106,737	—	(796)
Norwegian Krone,
Expiring 10/26/18	Hong Kong & Shanghai Bank	NOK	1,503	184,267	184,887	—	(620)
Expiring 10/26/18	Hong Kong & Shanghai Bank	NOK	41	5,027	5,044	—	(17)
Polish Zloty,
Expiring 10/26/18	Hong Kong & Shanghai Bank	PLN	28	7,625	7,599	26	—
Singapore Dollar,
Expiring 10/26/18	Hong Kong & Shanghai Bank	SGD	29	21,210	21,227	—	(17)
Expiring 10/26/18	Hong Kong & Shanghai Bank	SGD	12	8,757	8,783	—	(26)

A553

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 10/26/18	Morgan Stanley	ZAR	3,671	$245,104	$258,602	$—	$(13,498)
Swedish Krona,
Expiring 10/26/18	Hong Kong & Shanghai Bank	SEK	416	46,822	46,918	—	(96)
Expiring 10/26/18	Hong Kong & Shanghai Bank	SEK	164	18,418	18,497	—	(79)
Expiring 10/26/18	Hong Kong & Shanghai Bank	SEK	10	1,123	1,128	—	(5)
Swiss Franc,
Expiring 10/26/18	Morgan Stanley	CHF	135	137,787	137,914	—	(127)
Expiring 10/26/18	Morgan Stanley	CHF	56	58,410	57,208	1,202	—

				$9,397,344	$9,353,630	62,958	(19,244)

						$63,457	$(19,244)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.30.V1	12/20/23	1.000	%(Q)	1,156	1.917%	$(49,382)	$(48,906)	$476
CDX.NA.HY.31.V1	12/20/23	5.000	%(Q)	1,859	3.323%	133,688	139,201	5,513
CDX.NA.IG.31.V1	12/20/23	1.000	%(Q)	1,087	0.597%	20,680	21,376	696

						$104,986	$111,671	$6,685

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A554

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley	$260,842	$—
JPMorgan Chase	263,724	—

Total	$524,566	—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Fund	$1,569,912	$—	$—
Unaffiliated Fund	1,555,436	—	—
Sovereign Bonds	—	5,269,858	—
U.S. Government Agency Obligations	—	1,089,341	—
U.S. Treasury Obligations	—	3,161,203	—
Affiliated Mutual Funds	10,909,708	—	—
Other Financial Instruments*
Futures Contracts	22,361	—	—
OTC Forward Foreign Currency Exchange Contracts	—	44,213	—
Centrally Cleared Credit Default Swap Agreements	—	6,685	—

Total	$14,057,417	$9,571,300	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A555

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 35.3%
Aerospace & Defense — 0.7%
Boeing Co. (The)	230	$85,537

Airlines — 0.7%
Delta Air Lines, Inc.	1,400	80,962

Banks — 2.9%
Bank of America Corp.	2,420	71,293
Citizens Financial Group, Inc.	1,770	68,269
Comerica, Inc.	780	70,356
JPMorgan Chase & Co.	670	75,603
KeyCorp	2,900	57,681

		343,202

Biotechnology — 0.8%
Amgen, Inc.	430	89,135

Capital Markets — 0.6%
Morgan Stanley	1,440	67,061

Commercial Services & Supplies — 0.7%
Waste Management, Inc.	900	81,324

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,660	80,759

Consumer Finance — 0.6%
American Express Co.	700	74,543

Containers & Packaging — 0.4%
Packaging Corp. of America	470	51,554

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	2,400	80,591

Electric Utilities — 0.5%
Exelon Corp.	1,380	60,251

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	920	81,806

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	380	55,213
Prologis, Inc.	860	58,299

		113,512

Food & Staples Retailing — 1.2%
Sysco Corp.	1,020	74,715
Walmart, Inc.	700	65,737

		140,452

Food Products — 0.5%
Tyson Foods, Inc. (Class A Stock)	1,060	63,102

Health Care Equipment & Supplies — 0.8%
Stryker Corp.	500	88,840

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	330	87,793
WellCare Health Plans, Inc.*	280	89,737

		177,530

Hotels, Restaurants & Leisure — 0.6%
Royal Caribbean Cruises Ltd.	580	75,365

Household Durables — 0.6%
D.R. Horton, Inc.	1,720	72,550

Household Products — 0.6%
Kimberly-Clark Corp.	660	75,002

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	70	$84,496
Facebook, Inc. (Class A Stock)*	480	78,941

		163,437

IT Services — 1.9%
Broadridge Financial Solutions, Inc.	580	76,531
DXC Technology Co.	760	71,075
Mastercard, Inc. (Class A Stock)	350	77,914

		225,520

Machinery — 0.7%
Caterpillar, Inc.	520	79,295

Media — 0.7%
Comcast Corp. (Class A Stock)	2,360	83,568

Metals & Mining — 0.5%
Steel Dynamics, Inc.	1,150	51,969

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc.	2,880	61,978

Multiline Retail — 0.5%
Target Corp.	680	59,983

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	2,180	60,277

Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	610	74,591
Exxon Mobil Corp.	700	59,514
ONEOK, Inc.	660	44,741
Valero Energy Corp.	640	72,800

		251,646

Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	1,350	83,808
Johnson & Johnson	620	85,665
Pfizer, Inc.	2,320	102,242

		271,715

Road & Rail — 0.7%
Norfolk Southern Corp.	480	86,640

Semiconductors & Semiconductor Equipment — 1.1%
Intel Corp.	1,540	72,827
Microchip Technology, Inc.(a)	740	58,393

		131,220

Software — 0.8%
Microsoft Corp.	800	91,496

Specialty Retail — 1.9%
Best Buy Co., Inc.	940	74,598
Home Depot, Inc. (The)	370	76,646
Visa, Inc. (Class A Stock)	500	75,045

		226,289

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	490	110,613
NetApp, Inc.	940	80,737

		191,350

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	500	72,200

A556

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	1,160	$81,409

TOTAL COMMON STOCKS (cost $3,392,493)		4,173,070

UNAFFILIATED EXCHANGE TRADED FUNDS — 18.9%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF*(a)	15,245	468,326
iShares MSCI EAFE ETF	12,115	823,699
Vanguard FTSE Developed Markets ETF(a)	21,655	937,012

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $2,086,309)		2,229,037

UNAFFILIATED FUNDS — 11.0%
AMG River Road Long-Short Fund*	38,356	477,150
ASG Global Alternatives Fund	31,383	354,946
Touchstone Merger Arbitrage Fund	44,776	470,144

TOTAL UNAFFILIATED FUNDS (cost $1,268,896)		1,302,240

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.6%
Automobiles — 1.3%
Ally Auto Receivables Trust,
Series 2017-3, Class A3
1.740%	09/15/21	20	19,804
AmeriCredit Automobile Receivables Trust,
Series 2017-1, Class A3
1.870%	08/18/21	30	29,830
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	11	10,743
CarMax Auto Owner Trust,
Series 2016-2, Class B
2.160%	12/15/21	5	4,910
Flagship Credit Auto Trust,
Series 2015-2, Class A, 144A
1.980%	10/15/20	3	2,968
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 144A
3.190%	07/15/31	25	24,373
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3
1.620%	09/20/19	2	1,920
Series 2017-3, Class A4
2.120%	09/20/21	35	34,545
Nissan Auto Lease Trust,
Series 2017-A, Class A3
1.910%	04/15/20	30	29,824

			158,917

Credit Cards — 0.6%
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%	03/15/22	15	14,962

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Credit Cards (cont’d.)
World Financial Network Credit Card Master Trust,
Series 2012-D, CLass A
2.150%	04/17/23	50	$49,736

			64,698

Equipment — 0.7%
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	9	8,343
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	4	3,667
Series 2016-B, Class B
2.200%	10/15/23	15	14,778
John Deere Owner Trust,
Series 2018-B, Class A3
3.080%	11/15/22	25	24,958
MMAF Equipment Finance LLC,
Series 2016-AA, Class A3, 144A
1.480%	06/15/20	18	17,638
TRIP Rail Master Funding LLC,
Series 2011-1A, Class A2, 144A
6.024%	07/15/41	15	15,631

			85,015

Other — 1.5%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	15	14,986
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II, 144A
4.474%	10/25/45	24	24,621
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	15	14,818
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	25	24,767
NYCTL Trust,
Series 2017-A, Class A, 144A
1.870%	11/10/30	7	7,178
PFS Financing Corp.,
Series 2017-AA, Class A, 1 Month LIBOR + 0.580%, 144A
2.643%(c)	03/15/21	25	25,039
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A
4.472%	05/20/46	38	37,491
Taco Bell Funding LLC,
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	25	24,624

			173,524

Small Business Loan — 1.5%
SBA Small Business Investment Cos.,
Series 2015-10B, Class 1
2.829%	09/10/25	40	38,883
Series 2017-10A, Class 1
2.845%	03/10/27	19	18,364
Series 2017-10B, Class 1

A557

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Small Business Loan (cont’d.)
2.518%	09/10/27	20	$18,942
United States Small Business Administration,
Series 2010-20I, Class 1
3.210%	09/01/30	16	15,546
Series 2014-20L, Class 1
2.700%	12/01/34	28	26,892
Series 2018-20E, Class 1
3.500%	05/01/38	25	24,885
Series 2018-20G, Class 1
3.540%	07/01/38	30	29,904

			173,416

TOTAL ASSET-BACKED SECURITIES (cost $663,822)			655,570

COMMERCIAL MORTGAGE-BACKED SECURITIES —3.3%
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	15	15,422
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	15	15,242
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
5.099%(cc)	01/10/34	15	15,011
FREMF Mortgage Trust,
Series 2010-K7, Class B, 144A
5.686%(cc)	04/25/20	35	36,012
Government National Mortgage Assoc.,
Series 2011-142, Class A
2.337%	10/16/40	9	9,316
Series 2011-42, Class B
3.622%(cc)	07/16/47	10	9,750
Series 2014-124, Class AC
2.154%	05/16/54	19	17,981
Series 2014-130, Class DA
2.400%	12/16/44	30	28,994
Series 2014-40, Class AC
2.400%(cc)	11/16/41	14	14,355
Government National Mortgage Association,
Series 2011-10, Class AC
3.564%(cc)	11/16/44	24	24,245
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class AS
3.914%(cc)	11/15/47	30	30,152
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	20	20,274
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4
2.858%	11/15/45	15	14,724
Series 2013-C11, Class A4
4.303%(cc)	08/15/46	30	30,774
Morgan Stanley Capital I Trust,
Series 2018-BOP, Class A, 1 Month LIBOR + 0.850%, 144A
3.008%(c)	08/15/33	20	20,013

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Motel 6 Trust,
Series 2017-MTL6, Class B, 1 Month LIBOR + 1.190%, 144A
3.348%(c)	08/15/34	19	$19,374
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	30	29,354
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	20	20,537
Series 2014-C19, Class B
4.723%(cc)	03/15/47	15	15,362

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $395,032)			386,892

CORPORATE BONDS — 11.6%
Banks — 2.0%
Bank of America Corp.,
Jr. Sub. Notes
6.500%	10/29/49	10	10,795
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	5	5,100
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	25	30,703
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22	10	10,839
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.530%(c)	05/22/22	10	10,098
Citigroup, Inc.,
Sr. Unsec’d. Notes
7.875%	05/15/25	15	17,852
Compass Bank,
Sr. Unsec’d. Notes
2.875%	06/29/22	20	19,257
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	20	19,886
Jr. Sub. Notes, 144A
11.000%	12/29/49	10	10,555
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.250%	02/01/41	10	12,019
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24	15	14,920
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
6.375%	01/21/21	20	21,271
Manufacturers & Traders Trust Co.,
Sub. Notes, 3 Month LIBOR + 0.640%
2.961%(c)	12/01/21	20	19,953
Morgan Stanley,
Sub. Notes, MTN
5.000%	11/24/25	15	15,535

A558

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%	12/29/49	20	$20,300

			239,083

Building Materials — 0.5%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
6.000%	01/15/36	15	17,061
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	10	11,862
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	15	15,281
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	20	17,909

			62,113

Chemicals — 0.3%
Airgas, Inc. (France),
Gtd. Notes
3.650%	07/15/24	20	20,031
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	17,101

			37,132

Commercial Services — 0.1%
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	15	15,300

Computers — 0.2%
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	20	20,035

Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	5	5,256

Diversified Financial Services — 1.5%
Abay Leasing LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	34	33,543
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.650%	07/21/27	20	18,341
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	13	15,061
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	30	29,082
FMR LLC,
Sr. Unsec’d. Notes, 144A
5.350%	11/15/21	10	10,502
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	27	27,666

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.400%	02/07/28	10	$9,707
Penta Aircraft Leasing LLC,
Gov’t. Gtd. Notes
2.646%	11/25/25	22	21,738
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.900%	07/12/24	16	15,278

			180,918

Electric — 0.1%
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	10	11,272

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	15	14,719

Foods — 0.4%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	10	10,164
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	15	14,183
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	20	18,809

			43,156

Healthcare-Services — 0.4%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	15	14,546
Johns Hopkins Health System Corp. (The),
Unsec’d. Notes
3.837%	05/15/46	15	14,170
Northwell Healthcare, Inc.,
Sec’d. Notes
4.260%	11/01/47	20	19,012

			47,728

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	15	14,625

Insurance — 1.5%
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	15	17,279
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	15	17,071
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	29,656
New York Life Insurance Co.,
Sub. Notes, 144A

A559

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
5.875%	05/15/33	10	$11,943
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	20	24,592
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	15	14,979
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	20	20,576
Torchmark Corp.,
Sr. Unsec’d. Notes
9.250%	06/15/19	10	10,429
Validus Holdings Ltd.,
Gtd. Notes
8.875%	01/26/40	10	14,380
XLIT Ltd. (Bermuda),
Gtd. Notes
6.250%	05/15/27	15	17,012

			177,917

Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	02/15/26	20	20,049
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	10	9,628
5.650%	06/15/35	5	5,537
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	25	24,469

			59,683

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35	20	19,975

Miscellaneous Manufacturing — 0.5%
General Electric Co.,
Jr. Sub. Notes
5.000%	01/21/21	24	23,382
ITT LLC,
Sr. Unsec’d. Notes
7.400%	11/15/25	25	29,984

			53,366

Oil & Gas — 0.7%
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	15	14,963
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	23	21,888
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	15	14,831

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	16	$15,017
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	02/15/26	15	14,490

			81,189

Pharmaceuticals — 0.3%
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.875%	06/25/48	20	19,400
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	16	16,634

			36,034

Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
4.250%	12/01/27	5	4,885
5.250%	01/15/25	10	10,242
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26	15	15,155
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	5	4,743

			35,025

Real Estate Investment Trusts (REITs) — 0.2%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	15	14,363
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	15	14,321

			28,684

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	15	14,213
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	10	10,306
Walmart, Inc.,
Sr. Unsec’d. Notes
3.700%	06/26/28	20	20,005

			44,524

Semiconductors — 0.1%
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.950%	06/01/24	10	9,503

Software — 0.3%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	15,131

A560

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	15	$15,794

			30,925

Telecommunications — 0.6%
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	15	14,962
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	11	11,208
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	20	18,825
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	20	19,504

			64,499

Transportation — 0.3%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	17	18,228
Union Pacific Railroad Co. 2014-1 Pass-Through Trust,
Pass-Through Certificates
3.227%	05/14/26	22	20,878

			39,106

TOTAL CORPORATE BONDS (cost $1,405,553)			1,371,767

MUNICIPAL BONDS — 1.4%
California — 0.6%
Oakland Unified School District/Alameda County,
General Obligation Unlimited
9.500%	08/01/34	15	15,814
Palomar Community College District,
General Obligation Unlimited
7.194%	08/01/45	10	10,707
State of California,
General Obligation Unlimited
6.875%	11/01/26	10	12,249
7.950%	03/01/36	30	31,977

			70,747

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	10	10,810

Indiana — 0.1%
Indiana Finance Authority,
Revenue Bonds
2.916%	07/01/28	15	13,843

Kansas — 0.2%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	20	21,007

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York — 0.3%
New York City Transitional Finance Authority Future Tax,
Revenue Bonds
3.040%	08/01/24	35	$33,966

Texas — 0.1%
City of Fort Worth TX,
Revenue Bonds
4.088%	03/01/37	20	19,660

TOTAL MUNICIPAL BONDS (cost $172,510)			170,033

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Freddie Mac REMICS,
Series 3994, Class AE
1.625%	02/15/22	13	12,724
Series 4413, Class HC
3.000%	03/15/40	25	24,857

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $38,524)			37,581

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	19	18,696
3.500%	05/01/46	36	35,769
4.000%	05/01/44	20	20,296
4.000%	06/01/45	26	26,584
4.000%	01/01/46	29	29,183
4.000%	02/01/46	30	29,997
4.000%	09/01/46	37	37,318
Federal National Mortgage Assoc.
3.000%	07/01/43	12	11,842
3.500%	06/01/45	14	14,238
4.000%	04/01/39	18	18,195
4.000%	02/01/45	15	15,757
4.000%	06/01/45	21	21,721
4.000%	03/01/46	27	27,016
4.000%	03/01/46	23	23,679
4.500%	08/01/40	11	11,094
4.500%	04/01/41	11	11,066
U.S. Department of Transportation, Sec’d. Notes, 144A
6.001%	12/07/31	25	26,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $387,480)			379,209

U.S. TREASURY OBLIGATIONS — 8.3%
U.S. Treasury Bonds
3.125%	08/15/44	305	301,176
4.500%	02/15/36	87	103,224
5.250%	11/15/28	132	157,003
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	30	31,239
0.750%	02/15/42	20	20,930
2.375%	01/15/25	25	36,412
U.S. Treasury Notes
1.250%	01/31/20	30	29,419

A561

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.625%	08/15/20	298	$296,941

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,002,869)			976,344

TOTAL LONG-TERM INVESTMENTS (cost $10,813,488)			11,681,743

		Shares
SHORT-TERM INVESTMENT — 9.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)		142,683	142,683
PGIM Institutional Money Market Fund (cost $962,569; includes $961,284 of cash collateral for securities on loan)(b)(w)		962,424	962,521

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,105,252)			1,105,204

TOTAL INVESTMENTS — 108.3%
(cost $11,918,740)			12,786,947
Liabilities in excess of other assets — (8.3)%			(975,057)

NET ASSETS — 100.0%			$11,811,890

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $935,435; cash collateral of $961,284 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,173,070	$—	$—
Unaffiliated Exchange Traded Funds	2,229,037	—	—
Unaffiliated Funds	1,302,240	—	—
Asset-Backed Securities
Automobiles	—	158,917	—
Credit Cards	—	64,698	—
Equipment	—	85,015	—
Other	—	173,524	—
Small Business Loan	—	173,416	—
Commercial Mortgage-Backed Securities	—	386,892	—
Corporate Bonds	—	1,371,767	—
Municipal Bonds	—	170,033	—
Residential Mortgage-Backed Securities	—	37,581	—
U.S. Government Agency Obligations	—	379,209	—
U.S. Treasury Obligations	—	976,344	—
Affiliated Mutual Funds	1,105,204	—	—

Total	$8,809,551	$3,977,396	$—

A562

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.0%
COMMON STOCKS — 56.1%
Aerospace & Defense — 1.3%
Airbus SE (France)	13,134	$1,649,031
Astronics Corp.*	21,600	939,600
BAE Systems PLC (United Kingdom)	370,446	3,037,070
Boeing Co. (The)	32,898	12,234,766
Bombardier, Inc. (Canada) (Class B Stock)*	471,800	1,680,238
Elbit Systems Ltd. (Israel)	8,431	1,080,141
General Dynamics Corp.	9,400	1,924,368
Harris Corp.	9,700	1,641,337
HEICO Corp.(a)	20,875	1,933,234
Kratos Defense & Security Solutions, Inc.*(a)	80,312	1,187,011
Lockheed Martin Corp.	34,279	11,859,163
Mercury Systems, Inc.*	25,800	1,427,256
MTU Aero Engines AG (Germany)	10,664	2,399,957
Northrop Grumman Corp.	5,700	1,809,009
Raytheon Co.	9,400	1,942,604
Rolls-Royce Holdings PLC (United Kingdom)*	233,616	3,005,051
Safran SA (France)	4,569	640,301
Senior PLC (United Kingdom)	128,600	523,332
Singapore Technologies Engineering Ltd. (Singapore)	545,100	1,419,922
Spirit AeroSystems Holdings, Inc. (Class A Stock)	17,600	1,613,392
Thales SA (France)	12,200	1,733,599
United Technologies Corp.	84,303	11,786,402

		67,466,784

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	62,090	1,333,072
Atlas Air Worldwide Holdings, Inc.*	9,200	586,500
Deutsche Post AG (Germany)	84,738	3,016,916
Expeditors International of Washington, Inc.	25,300	1,860,309
Panalpina Welttransport Holding AG (Switzerland)	2,020	293,924
United Parcel Service, Inc. (Class B Stock)	13,500	1,576,125
XPO Logistics, Inc.*	16,100	1,838,137
Yamato Holdings Co. Ltd. (Japan)	55,400	1,700,974
ZTO Express Cayman, Inc. (China), ADR(a)	27,480	455,344

		12,661,301

Airlines — 0.2%
Azul SA (Brazil), ADR*(a)	35,670	634,569
Copa Holdings SA (Panama) (Class A Stock)	7,410	591,614
Delta Air Lines, Inc.	29,600	1,711,768
Deutsche Lufthansa AG (Germany)	106,451	2,616,287
Ryanair Holdings PLC (Ireland), ADR*	13,300	1,277,332
Spirit Airlines, Inc.*(a)	35,500	1,667,435
United Continental Holdings, Inc.*	38,731	3,449,383

		11,948,388

Auto Components — 0.1%
Bridgestone Corp. (Japan)	44,200	1,666,662
Continental AG (Germany)	5,674	986,058
Cooper-Standard Holdings, Inc.*	7,200	863,856
HI-LEX Corp. (Japan)	6,700	149,423
Lear Corp.	17,089	2,477,905

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Motorcar Parts of America, Inc.*(a)	16,640	$390,208
NHK Spring Co. Ltd. (Japan)	29,500	306,434

		6,840,546

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	23,901	2,146,128
Geely Automobile Holdings Ltd. (China)	540,000	1,078,441
General Motors Co.	36,500	1,228,955
Honda Motor Co. Ltd. (Japan)	244,800	7,407,362
Hyundai Motor Co. (South Korea)	2,799	326,342
Isuzu Motors Ltd. (Japan)	175,500	2,759,913
Peugeot SA (France)	61,857	1,668,188
Subaru Corp. (Japan)	148,000	4,524,216
Suzuki Motor Corp. (Japan)	74,500	4,263,600

		25,403,145

Banks — 4.0%
Absa Group Ltd. (South Africa)	45,822	491,856
Banco ABC Brasil SA (Brazil)*	3,984	13,623
Banco Santander SA (Spain)	405,186	2,035,835
Bank of America Corp.	522,589	15,395,472
Bank of China Ltd. (China) (Class H Stock)	1,995,000	886,556
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	34,400	1,783,983
Bank OZK	13,800	523,848
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,058,100	648,036
Bankinter SA (Spain)	321,866	2,973,313
BankUnited, Inc.	84,600	2,994,840
Banque Cantonale Vaudoise (Switzerland)	573	424,593
Berkshire Hills Bancorp, Inc.	20,900	850,630
Blue Hills Bancorp, Inc.	61,648	1,485,717
BNK Financial Group, Inc. (South Korea)	38,269	296,451
BNP Paribas SA (France)	31,516	1,929,985
BOC Hong Kong Holdings Ltd. (China)	1,261,500	5,989,617
Boston Private Financial Holdings, Inc.	72,960	995,904
Brookline Bancorp, Inc.	50,500	843,350
CaixaBank SA (Spain)	646,752	2,951,135
Camden National Corp.	37,250	1,618,140
Capitec Bank Holdings Ltd. (South Africa)	9,849	713,043
Chemical Financial Corp.	23,800	1,270,920
China Construction Bank Corp. (China) (Class H Stock)	2,165,000	1,890,136
Citigroup, Inc.	198,797	14,261,697
Commerzbank AG (Germany)*	220,809	2,294,695
Commonwealth Bank of Australia (Australia)	22,302	1,150,615
Credicorp Ltd. (Peru)	3,190	711,625
Dah Sing Financial Holdings Ltd. (Hong Kong)	80,400	515,205
Danske Bank A/S (Denmark)	43,442	1,140,610
DBS Group Holdings Ltd. (Singapore)	282,500	5,390,206
E.Sun Financial Holding Co. Ltd. (Taiwan)	1,042,490	769,104
Equity Bancshares, Inc. (Class A Stock)*	25,200	989,352
Erste Group Bank AG (Austria)*	75,667	3,141,246
FinecoBank Banca Fineco SpA (Italy)	24,441	326,592
First Citizens BancShares, Inc. (Class A Stock)	2,770	1,252,816
First Foundation, Inc.*	74,200	1,159,004
First Northwest Bancorp*	44,600	686,840

A563

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
FNB Corp.	146,676	$1,865,719
Great Western Bancorp, Inc.	98,135	4,140,316
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	94,900	686,521
Hana Financial Group, Inc. (South Korea)	11,960	479,864
Hang Seng Bank Ltd. (Hong Kong)	34,400	933,937
Hanmi Financial Corp.	26,040	648,396
IBERIABANK Corp.	22,100	1,797,835
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,906,000	1,391,574
Intesa Sanpaolo SpA (Italy)	2,390,926	6,097,674
JPMorgan Chase & Co.	138,072	15,580,044
Jyske Bank A/S (Denmark)	6,100	295,323
Kasikornbank PCL (Thailand)	161,200	1,077,013
KB Financial Group, Inc. (South Korea)	25,069	1,224,204
KBC Group NV (Belgium)	76,395	5,711,679
Lloyds Banking Group PLC (United Kingdom)	3,812,125	2,936,666
M&T Bank Corp.	5,400	888,516
Midland States Bancorp, Inc.	41,100	1,319,310
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,197,700	7,443,188
Nordea Bank AB (Sweden)	497,249	5,417,371
OTP Bank Nyrt (Hungary)	21,556	799,397
Pinnacle Financial Partners, Inc.(a)	16,100	968,415
Popular, Inc. (Puerto Rico)	91,656	4,697,370
Qatar National Bank QPSC (Qatar)	7,771	377,994
Regions Financial Corp.	414,962	7,614,553
Royal Bank of Canada (Canada)	20,400	1,635,285
Sberbank of Russia PJSC (Russia)	390,956	1,216,118
Shinsei Bank Ltd. (Japan)	97,900	1,594,423
Sierra Bancorp	7,700	222,530
Societe Generale SA (France)	157,600	6,787,653
SpareBank 1 SR-Bank ASA (Norway)	31,050	376,338
Standard Chartered PLC (United Kingdom)	1,022,251	8,467,161
SVB Financial Group*	5,000	1,554,150
Svenska Handelsbanken AB (Sweden) (Class A Stock)	137,461	1,735,085
Swedbank AB (Sweden) (Class A Stock)	164,979	4,084,507
Toronto-Dominion Bank (The) (Canada)	22,100	1,342,956
U.S. Bancorp	50,924	2,689,296
Unicaja Banco SA (Spain), 144A	1,029,079	1,677,737
Union Bankshares Corp.	19,300	743,629
United Community Banks, Inc.	49,700	1,386,133
United Overseas Bank Ltd. (Singapore)	333,977	6,615,860
Univest Corp. of Pennsylvania	28,900	764,405
Western Alliance Bancorp*	41,380	2,354,108

		202,436,843

Beverages — 0.9%
Ambev SA (Brazil)	101,400	461,988
Anheuser-Busch InBev SA/NV (Belgium)	11,880	1,038,219
Asahi Group Holdings Ltd. (Japan)	64,000	2,773,915
Britvic PLC (United Kingdom)	23,365	238,092
C&C Group PLC (Ireland)	79,900	307,909
Coca-Cola Co. (The)	29,400	1,357,986
Coca-Cola European Partners PLC (United Kingdom)	97,212	4,420,229
Coca-Cola HBC AG (Switzerland)*	47,023	1,600,386

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	14,900	$3,212,738
Cott Corp.	31,600	510,092
Diageo PLC (United Kingdom)	90,947	3,219,308
Fomento Economico Mexicano SAB de CV (Mexico), UTS	31,700	313,612
Keurig Dr. Pepper, Inc.	63,100	1,462,027
Kirin Holdings Co. Ltd. (Japan)	162,100	4,147,926
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	6,400	679,325
Monster Beverage Corp.*	78,425	4,570,609
Olvi OYJ (Finland) (Class A Stock)	5,500	182,579
PepsiCo, Inc.	90,010	10,063,119
Remy Cointreau SA (France)	5,975	776,962
Treasury Wine Estates Ltd. (Australia)	328,442	4,147,570

		45,484,591

Biotechnology — 1.2%
Acceleron Pharma, Inc.*	25,800	1,476,534
Aimmune Therapeutics, Inc.*(a)	12,600	343,728
Alexion Pharmaceuticals, Inc.*	30,822	4,284,566
Amgen, Inc.	68,349	14,168,064
Amicus Therapeutics, Inc.*(a)	50,000	604,500
Argenx SE (Netherlands), ADR*(a)	10,100	765,984
Array BioPharma, Inc.*	42,800	650,560
Ascendis Pharma A/S (Denmark), ADR*	7,400	524,364
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	105,100	697,864
Blueprint Medicines Corp.*	21,400	1,670,484
CRISPR Therapeutics AG (Switzerland)*(a)	8,300	368,105
Global Blood Therapeutics, Inc.*(a)	31,500	1,197,000
GlycoMimetics, Inc.*(a)	37,400	538,560
Grifols SA (Spain)	38,682	1,088,641
Loxo Oncology, Inc.*(a)	25,993	4,440,384
Neurocrine Biosciences, Inc.*	38,155	4,691,158
PolarityTE, Inc.*(a)	23,900	456,490
PTC Therapeutics, Inc.*	14,700	690,900
Puma Biotechnology, Inc.*(a)	12,700	582,295
Sarepta Therapeutics, Inc.*(a)	31,200	5,039,112
Shire PLC	75,533	4,549,270
Spectrum Pharmaceuticals, Inc.*	45,000	756,000
Vericel Corp.*	28,700	406,105
Vertex Pharmaceuticals, Inc.*	47,037	9,065,911
Viking Therapeutics, Inc.*(a)	45,400	790,868

		59,847,447

Building Products — 0.4%
AGC, Inc. (Japan)	71,200	2,944,312
American Woodmark Corp.*	17,480	1,371,306
Armstrong World Industries, Inc.*	22,500	1,566,000
Builders FirstSource, Inc.*	71,166	1,044,717
Byucksan Corp. (South Korea)	46,137	138,145
Cie de Saint-Gobain (France)	70,081	3,021,865
Daikin Industries Ltd. (Japan)	22,400	2,980,609
Gibraltar Industries, Inc.*	41,100	1,874,160
Johnson Controls International PLC	43,500	1,522,500
Kyung Dong Navien Co. Ltd. (South Korea)	3,720	181,883
Owens Corning	17,200	933,444
Sanwa Holdings Corp. (Japan)	22,300	265,322
Sekisui Jushi Corp. (Japan)	16,600	314,684

		18,158,947

A564

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	142,796	$1,749,617
Amundi SA (France), 144A	18,394	1,378,136
BinckBank NV (Netherlands)	45,700	280,995
BlackRock, Inc.	3,600	1,696,788
BrightSphere Investment Group PLC	40,800	505,919
Cboe Global Markets, Inc.	2,900	278,284
Charles Schwab Corp. (The)	18,300	899,445
CI Financial Corp. (Canada)	101,000	1,603,770
Cowen, Inc.*(a)	74,200	1,209,460
Credit Suisse Group AG (Switzerland)*	301,521	4,512,468
Deutsche Boerse AG (Germany)	26,990	3,610,463
E*TRADE Financial Corp.*	25,000	1,309,750
GAM Holding AG (Switzerland)*	20,601	145,589
GCA Corp. (Japan)	35,700	299,330
Interactive Brokers Group, Inc. (Class A Stock)	27,600	1,526,556
Lazard Ltd. (Class A Stock)	139,451	6,711,777
LPL Financial Holdings, Inc.	7,900	509,629
Macquarie Group Ltd. (Australia)	99,647	9,053,781
MarketAxess Holdings, Inc.	7,700	1,374,373
Morgan Stanley	201,032	9,362,060
Morningstar, Inc.	8,300	1,044,970
MSCI, Inc.	12,200	2,164,402
Natixis SA (France)	43,998	298,213
Nomura Holdings, Inc. (Japan)	301,900	1,435,508
Partners Group Holding AG (Switzerland)	2,149	1,700,450
S&P Global, Inc.	19,000	3,712,410
SBI Holdings, Inc. (Japan)	63,700	1,976,937
St. James’s Place PLC (United Kingdom)	122,238	1,823,127
TD Ameritrade Holding Corp.	26,600	1,405,278
TP ICAP PLC (United Kingdom)	46,900	163,434
Value Partners Group Ltd. (Hong Kong)	382,000	304,747
Vontobel Holding AG (Switzerland)	8,235	579,557
Waddell & Reed Financial, Inc. (Class A Stock)(a)	107,779	2,282,759
WisdomTree Investments, Inc.	76,000	644,480

		67,554,462

Chemicals — 1.7%
Akzo Nobel NV (Netherlands)	17,528	1,635,436
Ashland Global Holdings, Inc.	18,310	1,535,477
BASF SE (Germany)	40,171	3,568,491
CF Industries Holdings, Inc.	71,000	3,865,240
Chemours Co. (The)	95,453	3,764,666
Covestro AG (Germany), 144A	35,425	2,871,026
Croda International PLC (United Kingdom)	4,696	318,101
DowDuPont, Inc.	23,900	1,537,009
Eastman Chemical Co.	5,900	564,748
Elementis PLC (United Kingdom)	190,706	667,023
EMS-Chemie Holding AG (Switzerland)	2,423	1,441,816
Evonik Industries AG (Germany)	42,196	1,507,248
Ferro Corp.*	55,470	1,288,013
Hexpol AB (Sweden)	30,900	339,975
Huntsman Corp.	53,500	1,456,805
Incitec Pivot Ltd. (Australia)	101,159	290,872
Indorama Ventures PCL (Thailand)	131,200	239,656
Innospec, Inc.	14,400	1,105,200
Israel Chemicals Ltd. (Israel)	303,664	1,837,544
JSR Corp. (Japan)	158,200	2,945,536

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
K+S AG (Germany)	100,543	$2,107,480
Kolon Industries, Inc. (South Korea)	16,002	896,937
LG Chem Ltd. (South Korea)	4,674	1,539,973
Linde AG (Germany)	24,505	5,772,005
LyondellBasell Industries NV (Class A Stock)	120,848	12,388,128
Methanex Corp. (Canada)	20,800	1,641,906
Mitsui Chemicals, Inc. (Japan)	99,900	2,492,516
Mosaic Co. (The)	42,300	1,373,904
Nihon Parkerizing Co. Ltd. (Japan)	32,900	444,065
Nissan Chemical Corp. (Japan)	35,100	1,852,672
Novozymes A/S (Denmark) (Class B Stock)	32,947	1,806,561
Nutrien Ltd. (Canada)	33,100	1,911,197
Olin Corp.	54,300	1,394,424
Platform Specialty Products Corp.*	95,500	1,190,885
Sasol Ltd. (South Africa)	5,627	217,539
Scotts Miracle-Gro Co. (The)(a)	13,300	1,047,109
Shin-Etsu Chemical Co. Ltd. (Japan)	19,600	1,736,562
Sika AG (Switzerland)	11,940	1,735,075
Sumitomo Chemical Co. Ltd. (Japan)	285,000	1,665,265
Tokyo Ohka Kogyo Co. Ltd. (Japan)	7,000	207,353
Umicore SA (Belgium)	60,266	3,364,636
Westlake Chemical Corp.	14,200	1,180,162
Yara International ASA (Norway)	48,929	2,393,059

		83,139,295

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	60,500	1,951,125
ADT, Inc.(a)	168,000	1,577,520
Advanced Disposal Services, Inc.*	71,600	1,938,928
Aeon Delight Co. Ltd. (Japan)	9,700	353,266
Bilfinger SE (Germany)	5,809	292,850
Copart, Inc.*	42,100	2,169,413
Deluxe Corp.(a)	10,800	614,952
Edenred (France)	51,791	1,973,727
Healthcare Services Group, Inc.(a)	49,100	1,994,442
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	3,109	95,325
Loomis AB (Sweden) (Class B Stock)	9,600	308,925
Multi-Color Corp.(a)	35,040	2,181,240
Pitney Bowes, Inc.	93,900	664,812
Prosegur Cia de Seguridad SA (Spain)	64,500	400,660
Renewi PLC (United Kingdom)	577,978	428,652
Rollins, Inc.	35,700	2,166,633
Sato Holdings Corp. (Japan)	12,800	423,718
Toppan Printing Co. Ltd. (Japan)	55,500	890,255
Waste Connections, Inc.	47,400	3,781,098
Waste Management, Inc.	20,500	1,852,380

		26,059,921

Communications Equipment — 0.5%
Cisco Systems, Inc.	180,395	8,776,218
CommScope Holding Co., Inc.*	54,000	1,661,040
Extreme Networks, Inc.*	100,900	552,932
F5 Networks, Inc.*	45,299	9,033,527
Lumentum Holdings, Inc.*(a)	28,500	1,708,575
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	317,959	2,810,710

		24,543,002

A565

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering — 0.4%
Arcadis NV (Netherlands)	15,800	$263,088
Balfour Beatty PLC (United Kingdom)	51,500	183,895
Boustead Projects Ltd. (Singapore)	48,658	30,599
Boustead Singapore Ltd. (Singapore)	273,990	159,373
Bouygues SA (France)	105,656	4,563,367
Chiyoda Corp. (Japan)	65,600	533,482
Eiffage SA (France)	24,425	2,725,973
Gamuda Bhd (Malaysia)	292,900	238,171
Implenia AG (Switzerland)	6,190	391,360
Monadelphous Group Ltd. (Australia)	9,331	108,391
Taisei Corp. (Japan)	105,800	4,813,459
Vinci SA (France)	88,650	8,436,298

		22,447,456

Construction Materials — 0.2%
Buzzi Unicem SpA (Italy)	19,800	410,323
Cemex SAB de CV (Mexico), ADR*	42,798	301,298
CRH PLC (Ireland)	97,367	3,180,152
Eagle Materials, Inc.	23,300	1,986,092
Ibstock PLC (United Kingdom), 144A	101,100	310,554
James Hardie Industries PLC (Ireland), CDI	185,323	2,804,440
Wienerberger AG (Austria)	20,500	512,579

		9,505,438

Consumer Finance — 0.2%
Capital One Financial Corp.	63,351	6,013,910
Encore Capital Group, Inc.*(a)	31,700	1,136,445
Synchrony Financial	101,900	3,167,052

		10,317,407

Containers & Packaging — 0.3%
Avery Dennison Corp.	13,400	1,451,890
FP Corp. (Japan)	6,700	407,687
Graphic Packaging Holding Co.	91,150	1,277,012
Packaging Corp. of America	73,052	8,013,074
WestRock Co.	86,859	4,641,745

		15,791,408

Distributors — 0.0%
Bapcor Ltd. (Australia)	60,663	336,105
Paltac Corp. (Japan)	8,400	459,023

		795,128

Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc.*	20,100	968,820
Carriage Services, Inc.	24,150	520,433
Grand Canyon Education, Inc.*	11,300	1,274,640
Laureate Education, Inc. (Class A Stock)*	107,800	1,664,432
New Oriental Education & Technology Group, Inc. (China), ADR*	11,930	882,939
Service Corp. International	139,345	6,159,049
ServiceMaster Global Holdings, Inc.*	25,600	1,587,968
Strategic Education, Inc.	15,700	2,151,371
Weight Watchers International, Inc.*	11,700	842,283

		16,051,935

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	20,006	4,283,485
Challenger Ltd. (Australia)	362,849	2,934,492
FirstRand Ltd. (South Africa)	54,919	263,524

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Fubon Financial Holding Co. Ltd. (Taiwan)	293,000	$496,986
Industrivarden AB (Sweden) (Class C Stock)	45,333	1,004,844
ORIX Corp. (Japan)(a)	487,900	7,878,025
Pargesa Holding SA (Switzerland)	4,825	386,964
Ricoh Leasing Co. Ltd. (Japan)	12,300	405,269
Standard Life Aberdeen PLC (United Kingdom)	1,229,458	4,886,932
Voya Financial, Inc.	32,100	1,594,407

		24,134,928

Diversified Telecommunication Services — 1.0%
China Telecom Corp. Ltd. (China) (Class H Stock)	438,000	217,755
China Tower Corp. Ltd. (China) (Class H Stock), 144A*	2,072,000	302,701
China Unicom Hong Kong Ltd. (China)	465,000	546,273
Cogent Communications Holdings, Inc.	27,230	1,519,434
Deutsche Telekom AG (Germany)	441,220	7,105,708
Elisa OYJ (Finland)	21,753	921,627
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	3,959,000	5,445,395
LG Uplus Corp. (South Korea)	32,369	534,235
Masmovil Ibercom SA (Spain)*	17,101	1,979,820
NetLink NBN Trust (Singapore), UTS	359,300	204,981
Nippon Telegraph & Telephone Corp. (Japan)	225,594	10,146,528
SpeedCast International Ltd. (Australia)	121,458	351,957
Swisscom AG (Switzerland)	2,777	1,257,832
Telefonica Deutschland Holding AG (Germany)	424,047	1,790,048
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,487,100	850,911
TELUS Corp. (Canada)	44,100	1,625,519
Verizon Communications, Inc.	294,376	15,716,734

		50,517,458

Electric Utilities — 1.6%
American Electric Power Co., Inc.	23,500	1,665,680
CLP Holdings Ltd. (Hong Kong)	354,000	4,143,985
Contact Energy Ltd. (New Zealand)	63,500	245,264
EDP - Energias de Portugal SA (Portugal)	409,174	1,508,149
Electricite de France SA (France)	107,986	1,898,039
Endesa SA (Spain)	145,156	3,137,686
Entergy Corp.	109,361	8,872,458
Equatorial Energia SA (Brazil)	13,000	184,608
Evergy, Inc.	162,475	8,923,127
Exelon Corp.	193,492	8,447,861
FirstEnergy Corp.	44,300	1,646,631
Fortum OYJ (Finland)	433,529	10,870,143
Kansai Electric Power Co., Inc. (The) (Japan)	123,100	1,854,917
NextEra Energy, Inc.	30,459	5,104,928
OGE Energy Corp.	42,500	1,543,600
Okinawa Electric Power Co., Inc. (The) (Japan)	25,025	526,755
Orsted A/S (Denmark), 144A	44,796	3,044,329
PG&E Corp.*	34,200	1,573,542
Portland General Electric Co.	29,320	1,337,285

A566

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
PPL Corp.(a)	292,378	$8,554,980
Spark Infrastructure Group (Australia)	341,104	552,149
SSE PLC (United Kingdom)	89,005	1,328,696
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	346,000	1,697,641
Xcel Energy, Inc.	65,571	3,095,607

		81,758,060

Electrical Equipment — 0.3%
Akasol AG (Germany), 144A*	19,700	1,091,712
AMETEK, Inc.	21,200	1,677,344
Bizlink Holding, Inc. (Taiwan)	76,820	365,631
Eaton Corp. PLC	17,000	1,474,409
LS Industrial Systems Co. Ltd. (South Korea)	3,556	239,166
Melrose Industries PLC (United Kingdom)	1,058,840	2,758,811
Nidec Corp. (Japan)	32,500	4,670,940
OSRAM Licht AG (Germany)	5,005	198,063
Regal Beloit Corp.	26,011	2,144,607
Zumtobel Group AG (Austria)*	23,600	225,769

		14,846,452

Electronic Equipment, Instruments & Components — 0.4%
Anritsu Corp. (Japan)	35,600	585,804
Azbil Corp. (Japan)	19,000	412,996
Hitachi High-Technologies Corp. (Japan)	39,100	1,344,742
Hitachi Ltd. (Japan)	142,800	4,849,132
Hon Hai Precision Industry Co. Ltd. (Taiwan)	306,000	795,205
Ingenico Group SA (France)	1,761	133,831
Jabil, Inc.	24,500	663,460
Keyence Corp. (Japan)	7,000	4,070,361
Kudelski SA (Switzerland)*(a)	25,722	219,653
Largan Precision Co. Ltd. (Taiwan)	3,000	357,571
Lens Technology Co. Ltd. (China) (Class A Stock)	221,789	318,666
Murata Manufacturing Co. Ltd. (Japan)	14,100	2,164,830
Nissha Co. Ltd. (Japan)	9,500	185,050
Samsung Electro-Mechanics Co. Ltd. (South Korea)	3,176	398,777
Samsung SDI Co. Ltd. (South Korea)	3,160	737,164
Sunny Optical Technology Group Co. Ltd. (China)	44,500	514,327
TDK Corp. (Japan)	30,400	3,318,110
TTM Technologies, Inc.*	60,000	954,600

		22,024,279

Energy Equipment & Services — 0.2%
Aker Solutions ASA (Norway)*	24,100	170,997
Apergy Corp.*	16,600	723,096
Cactus, Inc. (Class A Stock)*	35,500	1,358,940
China Oilfield Services Ltd. (China) (Class H Stock)	922,000	1,001,691
Helix Energy Solutions Group, Inc.*	154,860	1,530,017
John Wood Group PLC (United Kingdom)	150,624	1,515,544
Keane Group, Inc.*	31,400	388,418
Liberty Oilfield Services, Inc. (Class A Stock)(a)	20,100	433,557
Natural Gas Services Group, Inc.*	23,300	491,630

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Nine Energy Service, Inc.*	12,700	$388,366
ProPetro Holding Corp.*	24,300	400,707
RPC, Inc.(a)	110,500	1,710,540
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	2,700	296,201
Tecnicas Reunidas SA (Spain)(a)	8,100	249,136
Tenaris SA (Luxembourg)	82,595	1,381,990

		12,040,830

Equity Real Estate Investment Trusts (REITs) — 1.4%
alstria office REIT-AG (Germany)	25,500	378,043
American Tower Corp.	11,400	1,656,420
Armada Hoffler Properties, Inc.	114,154	1,724,867
AvalonBay Communities, Inc.	9,600	1,739,040
Boardwalk Real Estate Investment Trust (Canada)	6,500	252,472
CoreCivic, Inc.	75,100	1,827,183
CoreSite Realty Corp.	29,670	3,297,524
Crown Castle International Corp.	14,376	1,600,480
Daiwa Office Investment Corp. (Japan)	136	820,232
Dexus (Australia)	144,249	1,102,707
Digital Realty Trust, Inc.	12,500	1,406,000
Equinix, Inc.	15,321	6,632,308
Equity LifeStyle Properties, Inc.	24,270	2,340,842
Eurocommercial Properties NV (Netherlands), CVA	6,311	231,168
Fortune Real Estate Investment Trust (Hong Kong)	178,000	211,295
Great Portland Estates PLC (United Kingdom)	28,738	250,855
Hansteen Holdings PLC (United Kingdom)	107,607	136,287
Healthcare Realty Trust, Inc.	43,700	1,278,662
Hospitality Properties Trust	57,300	1,652,532
Invincible Investment Corp. (Japan)	500	209,103
Invitation Homes, Inc.(a)	67,600	1,548,716
Mack-Cali Realty Corp.	61,000	1,296,860
Medical Properties Trust, Inc.	214,200	3,193,722
Merlin Properties Socimi SA (Spain)	18,300	248,668
National Retail Properties, Inc.	39,400	1,765,908
National Storage REIT (Australia)	290,979	350,944
Omega Healthcare Investors, Inc.	56,700	1,858,059
Outfront Media, Inc.	20,500	408,975
Park Hotels & Resorts, Inc.	55,300	1,814,946
Prologis, Inc.	25,200	1,708,308
Public Storage(a)	40,919	8,250,498
Rexford Industrial Realty, Inc.	45,800	1,463,768
SBA Communications Corp.*	9,500	1,525,985
Segro PLC (United Kingdom)	262,338	2,179,912
Senior Housing Properties Trust	172,200	3,023,832
Simon Property Group, Inc.	8,000	1,414,000
Spirit Realty Capital, Inc.	373,700	3,012,022
STORE Capital Corp.	50,600	1,406,174
UNITE Group PLC (The) (United Kingdom) .	29,500	342,712
Uniti Group, Inc.	141,400	2,849,210
VICI Properties, Inc.	85,500	1,848,510
Warehouses De Pauw (Belgium), CVA	3,088	406,318

		70,666,067

A567

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.5%
BIM Birlesik Magazalar A/S (Turkey)	21,829	$294,162
CP ALL PCL (Thailand)	221,900	473,598
Dairy Farm International Holdings Ltd. (Hong Kong)	53,800	484,481
Jeronimo Martins SGPS SA (Portugal)	77,022	1,130,994
Lawson, Inc. (Japan)	23,300	1,417,681
METRO AG (Germany)(a)	32,833	513,865
North West Co., Inc. (The) (Canada)	27,800	605,223
Performance Food Group Co.*	55,400	1,844,820
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	4,100	192,130
San-A Co. Ltd. (Japan)	1,300	58,140
Sundrug Co. Ltd. (Japan)	14,600	519,548
Sysco Corp.	43,974	3,221,096
Tesco PLC (United Kingdom)	1,693,479	5,295,626
Tsuruha Holdings, Inc. (Japan)	12,500	1,538,622
US Foods Holding Corp.*	54,346	1,674,944
Wal-Mart de Mexico SAB de CV (Mexico)	267,300	810,870
Walmart, Inc.	49,000	4,601,590

		24,677,390

Food Products — 1.3%
a2 Milk Co. Ltd. (New Zealand)*	124,126	925,876
Archer-Daniels-Midland Co.	117,160	5,889,633
Binggrae Co. Ltd. (South Korea)	3,389	230,103
Bunge Ltd.	92,373	6,346,949
Conagra Brands, Inc.	152,162	5,168,943
Dairy Crest Group PLC (United Kingdom)	63,245	376,893
Danone SA (France)	64,602	5,001,559
Darling Ingredients, Inc.*	70,500	1,362,060
General Mills, Inc.	28,426	1,220,044
Gruma SAB de CV (Mexico) (Class B Stock)	63,050	801,551
Hershey Co. (The)(a)	13,800	1,407,600
Ingredion, Inc.	2,700	283,392
J.M. Smucker Co. (The)(a)	14,500	1,487,845
Kellogg Co.	24,000	1,680,480
Kerry Group PLC (Ireland) (Class A Stock)	16,500	1,822,993
Kraft Heinz Co. (The)	19,500	1,074,645
Marine Harvest ASA (Norway)	85,697	1,981,972
McCormick & Co., Inc.(a)	14,800	1,949,900
Nestle SA (Switzerland)	148,839	12,398,161
Orion Corp. (South Korea)	2,554	242,988
Pilgrim’s Pride Corp.*(a)	85,100	1,539,459
Post Holdings, Inc.*	16,100	1,578,444
Prima Meat Packers Ltd. (Japan)	18,400	433,637
SunOpta, Inc. (Canada), (XNGS)*(a)	100,400	737,940
SunOpta, Inc. (Canada), (XTSE)*	57,900	424,506
TreeHouse Foods, Inc.*	18,900	904,365
Tyson Foods, Inc. (Class A Stock)	108,950	6,485,794

		63,757,732

Gas Utilities — 0.2%
Atmos Energy Corp.	18,300	1,718,553
National Fuel Gas Co.(a)	24,800	1,390,288
New Jersey Resources Corp.	49,600	2,286,560
ONE Gas, Inc.	19,200	1,579,776
South Jersey Industries, Inc.(a)	68,780	2,425,871

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
UGI Corp.	28,800	$1,597,824

		10,998,872

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	47,800	3,506,608
ABIOMED, Inc.*	3,800	1,709,050
Align Technology, Inc.*	12,400	4,851,128
Antares Pharma, Inc.*(a)	188,200	632,352
AxoGen, Inc.*	20,100	740,685
Becton, Dickinson & Co.	50,330	13,136,130
Boston Scientific Corp.*	263,355	10,139,168
Cardiovascular Systems, Inc.*	22,600	884,564
Danaher Corp.	105,127	11,423,100
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	138,987	1,382,357
Glaukos Corp.*(a)	30,600	1,985,940
Heska Corp.*	9,600	1,087,776
Hoya Corp. (Japan)	47,400	2,817,405
IDEXX Laboratories, Inc.*	8,200	2,047,212
Intuitive Surgical, Inc.*	7,700	4,419,800
Koninklijke Philips NV (Netherlands)	140,227	6,374,417
Medtronic PLC	33,483	3,293,723
Merit Medical Systems, Inc.*	32,110	1,973,160
Nagaileben Co. Ltd. (Japan)	6,700	160,201
OrthoPediatrics Corp.*(a)	25,300	926,992
Sonova Holding AG (Switzerland)	10,020	1,981,652
Stryker Corp.	10,536	1,872,037
Terumo Corp. (Japan)	42,300	2,505,476
ViewRay, Inc.*(a)	134,200	1,256,112

		81,107,045

Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*(a)	13,700	482,240
Addus HomeCare Corp.*	18,300	1,283,745
Amedisys, Inc.*	17,300	2,161,808
Anthem, Inc.	15,600	4,275,180
As One Corp. (Japan)	5,100	380,976
BioScrip, Inc.*	287,400	890,940
Centene Corp.*	10,800	1,563,624
Chemed Corp.	5,100	1,629,858
Cigna Corp.	12,533	2,609,997
Civitas Solutions, Inc.*	21,100	311,225
CVS Health Corp.	36,700	2,889,024
HCA Healthcare, Inc.	14,700	2,045,064
Humana, Inc.	37,610	12,731,737
Laboratory Corp. of America Holdings*	9,700	1,684,696
LHC Group, Inc.*	13,416	1,381,714
Mediclinic International PLC (South Africa)	163,110	909,505
Medipal Holdings Corp. (Japan)	62,600	1,305,836
Molina Healthcare, Inc.*(a)	12,200	1,814,140
NMC Health PLC (United Arab Emirates)	33,544	1,482,220
Quest Diagnostics, Inc.	14,200	1,532,322
RadNet, Inc.*	95,300	1,434,265
Raffles Medical Group Ltd. (Singapore)	472,281	390,663
Ryman Healthcare Ltd. (New Zealand)	67,736	629,007
Ship Healthcare Holdings, Inc. (Japan)	6,700	259,174
Sigma Healthcare Ltd. (Australia)	344,647	157,190
Tsukui Corp. (Japan)	37,900	372,142
UDG Healthcare PLC (Ireland)	24,200	213,425

A568

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	85,246	$22,678,845
Universal Health Services, Inc. (Class B Stock)	14,000	1,789,760
WellCare Health Plans, Inc.*	12,900	4,134,321

		75,424,643

Health Care Technology — 0.0%
CompuGroup Medical SE (Germany)	10,800	623,324
Evolent Health, Inc. (Class A Stock)*(a)	46,200	1,312,080

		1,935,404

Hotels, Restaurants & Leisure — 1.2%
Aristocrat Leisure Ltd. (Australia)	185,092	3,803,297
Bloomin’ Brands, Inc.	113,444	2,245,057
Bluegreen Vacations Corp.(a)	50,300	899,867
Carnival Corp.(a)	22,200	1,415,694
Carnival PLC	59,313	3,687,028
Carrols Restaurant Group, Inc.*	52,280	763,288
Compass Group PLC (United Kingdom)	227,806	5,060,836
Crown Resorts Ltd. (Australia)	239,143	2,363,612
Del Frisco’s Restaurant Group, Inc.*	80,000	664,000
Denny’s Corp.*	61,550	906,016
Domino’s Pizza, Inc.	5,200	1,532,960
Eldorado Resorts, Inc.*(a)	14,600	709,560
Hilton Grand Vacations, Inc.*	45,300	1,499,430
InterContinental Hotels Group PLC (United Kingdom)	27,348	1,701,851
Las Vegas Sands Corp.	83,939	4,980,101
Marriott International, Inc. (Class A Stock)	13,600	1,795,608
McDonald’s Corp.	36,665	6,133,688
McDonald’s Holdings Co. Japan Ltd. (Japan)	21,500	944,567
Melia Hotels International SA (Spain)	39,900	446,645
Oriental Land Co. Ltd. (Japan)	3,300	345,123
Paddy Power Betfair PLC (Ireland)	8,464	722,094
Playtech PLC (United Kingdom)	40,015	254,590
Radisson Hospitality AB (Belgium)*	69,400	284,655
Recipe Unlimited Corp. (Canada)	13,800	310,798
Royal Caribbean Cruises Ltd.	44,427	5,772,844
Six Flags Entertainment Corp.	5,200	363,064
Vail Resorts, Inc.	5,300	1,454,426
Wyndham Destinations, Inc.	65,500	2,840,080
Wynn Resorts Ltd.	9,200	1,168,952
Yum! Brands, Inc.	28,965	2,633,208

		57,702,939

Household Durables — 0.6%
Cairn Homes PLC (Ireland)*	306,400	522,893
Coway Co. Ltd. (South Korea)	11,425	893,477
Cuckoo Holdings Co. Ltd. (South Korea)	5,219	756,599
De’ Longhi SpA (Italy)	7,700	241,464
Dorel Industries, Inc. (Canada) (Class B Stock)	8,800	155,949
Helen of Troy Ltd.*	12,700	1,662,430
Iida Group Holdings Co. Ltd. (Japan)	74,800	1,328,705
Installed Building Products, Inc.*	28,100	1,095,900
Midea Group Co. Ltd. (China) (Class A Stock)^	25,500	151,412
Newell Brands, Inc.	51,200	1,039,360

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Panasonic Corp. (Japan)	331,700	$3,848,717
Persimmon PLC (United Kingdom)	65,303	2,014,009
Sony Corp. (Japan)	118,500	7,268,970
Taylor Morrison Home Corp. (Class A Stock)*	41,100	741,444
Techtronic Industries Co. Ltd. (Hong Kong)	405,000	2,600,636
Toll Brothers, Inc.	114,323	3,776,089
TopBuild Corp.*	22,800	1,295,496

		29,393,550

Household Products — 0.3%
Clorox Co. (The)	9,896	1,488,457
Colgate-Palmolive Co.	43,011	2,879,586
Energizer Holdings, Inc.	34,104	2,000,200
Essity AB (Sweden) (Class B Stock)	24,534	616,373
Kimberly-Clark Corp.	13,600	1,545,504
Procter & Gamble Co. (The)	81,719	6,801,473
Reckitt Benckiser Group PLC (United Kingdom)	14,185	1,295,408

		16,627,001

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	197,400	2,763,600
Boralex, Inc. (Canada) (Class A Stock)	20,700	288,949
Central Puerto SA (Argentina), ADR	18,190	187,357
NRG Energy, Inc.	49,300	1,843,820
Vistra Energy Corp.*	149,200	3,712,096

		8,795,822

Industrial Conglomerates — 0.3%
3M Co.	14,898	3,139,157
CK Hutchison Holdings Ltd. (Hong Kong)	477,364	5,501,763
Honeywell International, Inc.	2,800	465,920
Jardine Matheson Holdings Ltd. (Hong Kong)	21,200	1,330,560
Jardine Strategic Holdings Ltd. (Hong Kong)	41,200	1,498,156
Toshiba Corp. (Japan)*	51,600	1,493,348

		13,428,904

Insurance — 2.0%
Admiral Group PLC (United Kingdom)	98,668	2,674,483
AIA Group Ltd. (Hong Kong)	504,400	4,513,788
Allianz SE (Germany)	41,532	9,241,426
Allstate Corp. (The)	82,642	8,156,765
Aon PLC	8,168	1,256,075
Assurant, Inc.	21,617	2,333,555
Aviva PLC (United Kingdom)	563,368	3,598,366
Axis Capital Holdings Ltd.	28,100	1,621,651
Baloise Holding AG (Switzerland)	3,110	472,988
Beazley PLC (United Kingdom)	35,500	264,214
China Life Insurance Co. Ltd. (China) (Class H Stock)	284,000	643,453
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	108,800	418,941
Chubb Ltd.	10,600	1,416,584
Direct Line Insurance Group PLC (United Kingdom)	287,833	1,215,007
Employers Holdings, Inc.	17,900	810,870
Fidelity National Financial, Inc.	39,300	1,546,455

A569

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	144,642	$7,226,314
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	15,559	587,545
Insurance Australia Group Ltd. (Australia)	836,801	4,423,361
Intact Financial Corp. (Canada)	19,700	1,638,044
James River Group Holdings Ltd.	33,700	1,436,294
Lancashire Holdings Ltd. (United Kingdom)	14,189	112,440
Marsh & McLennan Cos., Inc.	20,500	1,695,760
MetLife, Inc.	109,859	5,132,612
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	17,224	3,813,047
National Western Life Group, Inc. (Class A Stock)	2,300	734,160
NN Group NV (Netherlands)	57,104	2,544,356
Old Republic International Corp.	77,800	1,741,164
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	129,000	1,309,698
Principal Financial Group, Inc.	13,000	761,670
Prudential PLC (United Kingdom)	214,027	4,909,894
QBE Insurance Group Ltd. (Australia)	404,826	3,257,735
RSA Insurance Group PLC (United Kingdom)	184,248	1,379,294
SCOR SE (France)	4,300	199,450
Sony Financial Holdings, Inc. (Japan)	128,300	2,820,243
Swiss Re AG (Switzerland)	35,440	3,268,901
Tokio Marine Holdings, Inc. (Japan)	79,700	3,945,017
Travelers Cos., Inc. (The)	10,900	1,413,839
Zurich Insurance Group AG (Switzerland)	20,847	6,575,864

		101,111,323

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.*	17,697	35,447,091
B2W Cia Digital (Brazil)*	33,000	224,791
Booking Holdings, Inc.*	1,500	2,976,000
Duluth Holdings, Inc. (Class B Stock)*(a)	35,500	1,116,830
Expedia Group, Inc.(a)	42,518	5,547,749
JD.com, Inc. (China), ADR*	14,570	380,131
Netflix, Inc.*	6,200	2,319,606
ZOZO, Inc. (Japan)	109,000	3,291,794

		51,303,992

Internet Software & Services — 1.7%
2U, Inc.*	13,400	1,007,546
Alibaba Group Holding Ltd. (China), ADR*(a)	21,200	3,492,911
Alphabet, Inc. (Class A Stock)*	18,347	22,146,297
Alphabet, Inc. (Class C Stock)*	10,642	12,700,908
Baidu, Inc. (China), ADR*	3,100	708,907
Cafe24 Corp. (South Korea)*	3,123	422,356
Cornerstone OnDemand, Inc.*	27,100	1,537,925
DeNA Co. Ltd. (Japan)	81,400	1,434,020
eBay, Inc.*	243,081	8,026,535
Facebook, Inc. (Class A Stock)*	60,642	9,973,183
GMO internet, Inc. (Japan)	25,400	442,475
Internet Initiative Japan, Inc. (Japan)	6,800	137,669
Kakaku.com, Inc. (Japan)	113,700	2,220,518
LivePerson, Inc.*	66,800	1,733,460
Match Group, Inc.*(a)	34,900	2,021,059

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
MercadoLibre, Inc. (Argentina)(a)	10,200	$3,472,794
Mimecast Ltd.*	34,800	1,457,423
Mixi, Inc. (Japan)	40,300	964,986
Moneysupermarket.com Group PLC (United Kingdom)	94,000	341,743
Netcompany Group A/S (Denmark), 144A*	54,894	1,974,266
NetEase, Inc. (China), ADR	2,400	547,800
REA Group Ltd. (Australia)	39,598	2,457,526
Shopify, Inc. (Canada) (Class A Stock)*	7,600	1,249,162
Tencent Holdings Ltd. (China)	108,100	4,457,465
United Internet AG (Germany)	3,565	168,372
Yahoo Japan Corp. (Japan)	182,700	656,948
YY, Inc. (China), ADR*	4,810	360,365

		86,114,619

IT Services — 1.7%
Accenture PLC (Class A Stock)	45,892	7,810,818
Adyen NV (Netherlands), 144A*	4,200	3,436,858
Alliance Data Systems Corp.	7,600	1,794,816
Alten SA (France)	7,236	744,151
Altran Technologies SA (France)	27,400	237,965
Amadeus IT Group SA (Spain)	86,390	8,016,358
Amdocs Ltd.	8,600	567,428
Booz Allen Hamilton Holding Corp.	3,500	173,705
Capgemini SE (France)	43,764	5,504,637
CGI Group, Inc. (Canada) (Class A Stock)*	23,900	1,540,968
Cognizant Technology Solutions Corp. (Class A Stock)	22,200	1,712,730
DXC Technology Co.	27,300	2,553,096
Endava PLC (United Kingdom), ADR*	34,500	998,774
EPAM Systems, Inc.*	9,600	1,321,920
Euronet Worldwide, Inc.*(a)	10,800	1,082,376
EVERTEC, Inc. (Puerto Rico)	33,300	802,530
ExlService Holdings, Inc.*	25,500	1,688,100
Fidelity National Information Services, Inc.	11,100	1,210,677
First Data Corp. (Class A Stock)*	85,400	2,089,738
Jack Henry & Associates, Inc.	13,100	2,097,048
Leidos Holdings, Inc.	12,400	857,584
Luxoft Holding, Inc.*	17,300	819,155
Mastercard, Inc. (Class A Stock)	33,000	7,346,130
Obic Co. Ltd. (Japan)	30,500	2,884,678
Otsuka Corp. (Japan)	52,100	1,943,432
Paychex, Inc.	49,500	3,645,675
PayPal Holdings, Inc.*	20,300	1,783,152
Square, Inc. (Class A Stock)*(a)	19,100	1,891,091
Virtusa Corp.*	33,420	1,794,988
Visa, Inc. (Class A Stock)(a)	69,169	10,381,575
WEX, Inc.*	8,000	1,606,080
Wirecard AG (Germany)	23,116	5,027,351
WNS Holdings Ltd. (India), ADR*	24,600	1,248,450
Zuken, Inc. (Japan)	41,300	676,893

		87,290,927

Leisure Products — 0.2%
Amer Sports OYJ (Finland)*	16,200	660,802
Bandai Namco Holdings, Inc. (Japan)	47,700	1,853,029
Brunswick Corp.	103,813	6,957,547

		9,471,378

A570

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.6%
Accelerate Diagnostics, Inc.*(a)	31,200	$716,040
Agilent Technologies, Inc.	110,771	7,813,786
Bruker Corp.	30,966	1,035,813
Cambrex Corp.*(a)	27,100	1,853,640
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class A Stock)	34,900	272,647
Lonza Group AG (Switzerland)*	17,003	5,790,933
MorphoSys AG (Germany)*	20,962	2,240,681
MorphoSys AG (Germany), ADR*	181,100	4,835,369
Sartorius Stedim Biotech (France)	10,100	1,390,173
Tecan Group AG (Switzerland)	7,540	1,781,517

		27,730,599

Machinery — 1.6%
Alfa Laval AB (Sweden)	174,643	4,727,711
Allison Transmission Holdings, Inc.	90,106	4,686,413
CNH Industrial NV (United Kingdom)	233,024	2,785,950
Columbus McKinnon Corp.	21,800	861,972
Cummins, Inc.	62,185	9,083,363
Deere & Co.	12,000	1,803,960
Deutz AG (Germany)	56,500	501,555
Douglas Dynamics, Inc.	24,700	1,084,330
EnPro Industries, Inc.	21,200	1,546,116
FANUC Corp. (Japan)	15,200	2,857,846
Federal Signal Corp.	70,200	1,879,956
Fortive Corp.(a)	100,838	8,490,560
Industria Macchine Automatiche SpA (Italy)	2,800	234,326
Ingersoll-Rand PLC	85,048	8,700,410
ITT, Inc.	35,700	2,186,982
Kone OYJ (Finland) (Class B Stock)	28,383	1,514,405
Makita Corp. (Japan)	26,400	1,323,047
Meritor, Inc.*	101,823	1,971,293
MINEBEA MITSUMI, Inc. (Japan)	224,100	4,055,018
MISUMI Group, Inc. (Japan)	13,400	346,542
Mitsubishi Heavy Industries Ltd. (Japan)	57,739	2,228,962
Mitsubishi Logisnext Co. Ltd. (Japan)	24,800	323,261
Miura Co. Ltd. (Japan)	17,000	526,459
Nitto Kohki Co. Ltd. (Japan)	22,100	512,978
OC Oerlikon Corp. AG (Switzerland)*	13,520	185,076
Oshkosh Corp.	32,800	2,336,672
PACCAR, Inc.	46,200	3,150,378
Pentair PLC (United Kingdom)	36,500	1,582,275
Singamas Container Holdings Ltd. (Hong Kong)	826,000	124,386
SMC Corp. (Japan)	10,800	3,450,970
Sumitomo Heavy Industries Ltd. (Japan)	47,900	1,707,949
Weir Group PLC (The) (United Kingdom)	45,135	1,038,653
Welbilt, Inc.*	37,500	783,000
Yangzijiang Shipbuilding Holdings Ltd. (China)	3,390,600	3,072,828

		81,665,602

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	703	985,311
Kuehne + Nagel International AG (Switzerland)	10,041	1,587,531

		2,572,842

	Shares	Value
COMMON STOCKS (Continued)
Media — 0.7%
Cinemark Holdings, Inc.(a)	30,200	$1,214,040
Cineworld Group PLC (United Kingdom)	29,500	121,311
Comcast Corp. (Class A Stock)	251,227	8,895,948
CTS Eventim AG & Co. KGaA (Germany)	6,935	310,998
Daiichikosho Co. Ltd. (Japan)	8,100	390,425
GCI Liberty, Inc. (Class A Stock)*	6,300	321,300
Hakuhodo DY Holdings, Inc. (Japan)	52,500	920,994
Informa PLC (United Kingdom)	45,040	447,388
IPSOS (France)	10,000	305,871
Mediaset Espana Comunicacion SA (Spain)	28,000	204,636
MSG Networks, Inc. (Class A Stock)*	137,849	3,556,504
Naspers Ltd. (South Africa) (Class N Stock)	10,556	2,270,798
Omnicom Group, Inc.(a)	19,600	1,333,192
Pico Far East Holdings Ltd. (Hong Kong)	1,004,000	394,139
ProSiebenSat.1 Media SE (Germany)	209,704	5,459,034
Quebecor, Inc. (Canada) (Class B Stock)	25,700	515,333
Sirius XM Holdings, Inc.(a)	313,400	1,980,688
Technicolor SA (France)*(a)	45,700	54,736
Vivendi SA (France)	223,418	5,748,348

		34,445,683

Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)	44,900	1,533,688
Alrosa PJSC (Russia)	246,600	401,262
BHP Billiton Ltd. (Australia)	321,683	8,073,303
BHP Billiton PLC (Australia)	441,125	9,612,171
Commercial Metals Co.	73,300	1,504,116
Detour Gold Corp. (Canada)*	17,800	143,872
Ferroglobe PLC^	44,100	—
Fresnillo PLC (Mexico)	142,907	1,530,391
Gem Diamonds Ltd. (United Kingdom)*	59,500	92,896
Glencore PLC (Switzerland)*	1,112,092	4,794,867
Independence Group NL (Australia)	116,940	393,037
Kaiser Aluminum Corp.	7,500	817,950
KAZ Minerals PLC (Kazakhstan)	31,900	228,193
Lundin Mining Corp. (Chile)	82,500	436,883
MMG Ltd. (China)*	772,000	398,688
POSCO (South Korea)	3,166	839,337
Reliance Steel & Aluminum Co.	37,029	3,158,203
Rio Tinto PLC (Australia)	97,299	4,901,996
South32 Ltd. (Australia)	494,077	1,394,969
Tahoe Resources, Inc.*	20,200	55,831
Vale SA (Brazil), ADR	70,904	1,052,215

		41,363,868

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	156,200	2,910,006
Annaly Capital Management, Inc.	148,900	1,523,247
Chimera Investment Corp.	78,900	1,430,457
MFA Financial, Inc.	214,400	1,575,840
New Residential Investment Corp.	86,800	1,546,776
Starwood Property Trust, Inc.	67,700	1,456,904
Two Harbors Investment Corp.	107,100	1,599,003

		12,042,233

Multiline Retail — 0.2%
B&M European Value Retail SA (United Kingdom)	265,739	1,339,414
Dollar General Corp.	17,200	1,879,960

A571

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Don Quijote Holdings Co. Ltd. (Japan)	4,700	$238,134
Lifestyle International Holdings Ltd. (Hong Kong)	125,000	245,054
Macy’s, Inc.	134,200	4,660,766
Ryohin Keikaku Co. Ltd. (Japan)	2,700	804,583

		9,167,911

Multi-Utilities — 0.4%
Ameren Corp.	6,400	404,608
CenterPoint Energy, Inc.	57,700	1,595,405
CMS Energy Corp.	37,000	1,813,000
Dominion Energy, Inc.	22,317	1,568,439
E.ON SE (Germany)	607,679	6,200,178
Engie SA (France)	94,535	1,390,782
Public Service Enterprise Group, Inc.	64,725	3,416,833
SCANA Corp.	42,300	1,645,047
Sempra Energy(a)	12,300	1,399,125
Vectren Corp.	22,000	1,572,780

		21,006,197

Oil, Gas & Consumable Fuels — 3.3%
Ardmore Shipping Corp. (Ireland)*	88,528	575,432
BP PLC (United Kingdom)	2,444,316	18,720,380
Canadian Natural Resources Ltd. (Canada)	88,000	2,875,082
Centennial Resource Development, Inc. (Class A Stock)*(a)	57,300	1,252,005
Chevron Corp.	165,013	20,177,790
China Petroleum & Chemical Corp. (China) (Class H Stock)	752,000	753,536
CNOOC Ltd. (China)	336,000	668,727
ConocoPhillips	192,566	14,904,608
CONSOL Energy, Inc.*	31,200	1,273,272
Delek US Holdings, Inc.	17,500	742,525
Encana Corp. (Canada)	97,100	1,272,716
EOG Resources, Inc.	10,100	1,288,457
Equinor ASA (Norway)	264,218	7,438,273
Euronav NV (Belgium)	21,100	182,420
Extraction Oil & Gas, Inc.*(a)	124,171	1,401,891
Exxon Mobil Corp.	31,968	2,717,919
Husky Energy, Inc. (Canada)	96,900	1,701,461
Inter Pipeline Ltd. (Canada)	164,900	2,859,722
JXTG Holdings, Inc. (Japan)	353,000	2,663,384
LUKOIL PJSC (Russia)	11,913	910,069
Lundin Petroleum AB (Sweden)	182,049	6,954,061
Marathon Petroleum Corp.(a)	102,483	8,195,566
Murphy Oil Corp.	18,600	620,124
Neste OYJ (Finland)	5,869	483,461
Noble Energy, Inc.	23,500	732,965
Novatek PJSC (Russia), GDR	4,187	738,808
Occidental Petroleum Corp.	3,500	287,595
OMV AG (Austria)	33,477	1,880,641
PBF Energy, Inc. (Class A Stock)	68,100	3,398,871
Penn Virginia Corp.*	21,400	1,723,556
Petroleo Brasileiro SA (Brazil)	169,600	1,021,325
Phillips 66	131,015	14,768,011
PrairieSky Royalty Ltd. (Canada)(a)	42,600	748,340
Repsol SA (Spain)	176,129	3,500,238
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	104,525	7,122,334

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
San-Ai Oil Co. Ltd. (Japan)	32,700	$400,324
Snam SpA (Italy)	378,168	1,574,995
Southwestern Energy Co.*	264,300	1,350,573
Suncor Energy, Inc. (Canada)	176,000	6,810,267
Targa Resources Corp.	29,900	1,683,669
TOTAL SA (France)(a)	246,597	15,958,447
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	15,275	340,149
WildHorse Resource Development Corp.*(a)	69,800	1,650,072
Williams Cos., Inc. (The)	54,300	1,476,417

		167,800,478

Paper & Forest Products — 0.3%
Canfor Corp. (Canada)*	15,000	279,642
Domtar Corp.	30,500	1,591,185
Nine Dragons Paper Holdings Ltd. (Hong Kong)	660,000	714,496
Stora Enso OYJ (Finland) (Class R Stock)	153,233	2,939,045
UPM-Kymmene OYJ (Finland)	139,867	5,484,951
West Fraser Timber Co. Ltd. (Canada)	24,000	1,365,881

		12,375,200

Personal Products — 0.8%
Amorepacific Corp. (South Korea)	1,119	263,442
Beiersdorf AG (Germany)	13,626	1,536,124
elf Beauty, Inc.*(a)	34,000	432,820
Herbalife Nutrition Ltd.*(a)	38,582	2,104,648
Kao Corp. (Japan)	80,300	6,484,482
Kose Corp. (Japan)	4,900	933,291
Shiseido Co. Ltd. (Japan)	42,900	3,331,423
Unilever NV (United Kingdom), CVA	232,545	12,924,039
Unilever PLC (United Kingdom)	177,829	9,768,391

		37,778,660

Pharmaceuticals — 2.2%
Aclaris Therapeutics, Inc.*(a)	28,100	408,012
AstraZeneca PLC (United Kingdom)	197,925	15,413,397
AstraZeneca PLC (United Kingdom), ADR(a)	195,808	7,748,123
Bayer AG (Germany)	26,983	2,388,336
Bristol-Myers Squibb Co.	183,066	11,364,738
Catalent, Inc.*	29,300	1,334,615
Chugai Pharmaceutical Co. Ltd. (Japan)	28,200	1,810,313
CSPC Pharmaceutical Group Ltd. (China)	36,000	76,327
Cymabay Therapeutics, Inc.*	24,700	273,676
Dechra Pharmaceuticals PLC (United Kingdom)	6,300	178,619
GlaxoSmithKline PLC (United Kingdom)	126,059	2,525,404
Ipsen SA (France)	29,745	4,996,555
Jazz Pharmaceuticals PLC*	2,100	353,073
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	108,460	1,000,677
Johnson & Johnson	24,055	3,323,679
Merck KGaA (Germany)	13,726	1,416,469
Novartis AG (Switzerland)	147,229	12,615,733
Novo Nordisk A/S (Denmark) (Class B Stock)	64,622	3,045,018
Ono Pharmaceutical Co. Ltd. (Japan)	50,700	1,433,056
Orion OYJ (Finland) (Class B Stock)	61,166	2,319,080

A572

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Roche Holding AG (Switzerland)	69,688	$16,865,106
Sanofi (France)	105,366	9,357,371
Shionogi & Co. Ltd. (Japan)	54,300	3,542,793
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	157,500	6,728,034
Tonghua Dongbao Pharmaceutical Co. Ltd. (China) (Class A Stock)	252,000	663,706

		111,181,910

Professional Services — 0.4%
CBIZ, Inc.*	78,960	1,871,352
Experian PLC (United Kingdom)	40,078	1,029,125
ICF International, Inc.	21,800	1,644,810
Meitec Corp. (Japan)	10,900	524,451
Morneau Shepell, Inc. (Canada)	14,400	301,791
Recruit Holdings Co. Ltd. (Japan)	155,100	5,174,943
RELX PLC (United Kingdom)	70,485	1,483,525
Robert Half International, Inc.	26,700	1,879,146
SEEK Ltd. (Australia)	168,327	2,522,220
SGS SA (Switzerland)	663	1,741,871
SThree PLC (United Kingdom)	45,510	224,651
Teleperformance (France)	6,400	1,208,666
WageWorks, Inc.*(a)	23,000	983,250

		20,589,801

Real Estate Management & Development — 0.6%
Aedas Homes SAU (Spain), 144A*	9,835	311,443
Ayala Land, Inc. (Philippines)	1,351,700	1,002,058
Castellum AB (Sweden)(a)	30,250	541,739
CK Asset Holdings Ltd. (Hong Kong)	209,000	1,567,710
D. Carnegie & Co. AB (Sweden)*	12,500	239,138
Daito Trust Construction Co. Ltd. (Japan)	19,822	2,545,977
Goldcrest Co. Ltd. (Japan)	8,000	130,706
Hongkong Land Holdings Ltd. (Hong Kong)	474,000	3,138,311
Hysan Development Co. Ltd. (Hong Kong)	165,000	833,772
Kerry Properties Ltd. (Hong Kong)	206,500	700,399
LendLease Group (Australia)	294,970	4,187,416
Longfor Group Holdings Ltd. (China)	133,000	342,477
Mitsui Fudosan Co. Ltd. (Japan)	161,600	3,819,383
PATRIZIA Immobilien AG (Germany)	15,200	291,559
PSP Swiss Property AG (Switzerland)	2,618	253,541
Realogy Holdings Corp.(a)	67,700	1,397,328
Sino Land Co. Ltd. (Hong Kong)	1,565,648	2,681,964
Tateru, Inc. (Japan)(a)	20,500	133,052
Tokyo Tatemono Co. Ltd. (Japan)	28,000	341,030
Vonovia SE (Germany)	63,612	3,107,397
Wharf Holdings Ltd. (The) (Hong Kong)	727,000	1,975,821
Wheelock & Co. Ltd. (Hong Kong)	67,000	401,830
Wing Tai Holdings Ltd. (Singapore)	142,300	203,070

		30,147,121

Road & Rail — 0.5%
CSX Corp.	85,211	6,309,875
East Japan Railway Co. (Japan)	16,080	1,492,769
Landstar System, Inc.(a)	3,900	475,800
Localiza Rent a Car SA (Brazil)	69,800	395,099
Marten Transport Ltd.	20,100	423,105
Old Dominion Freight Line, Inc.	11,600	1,870,616
Saia, Inc.*(a)	15,800	1,207,910

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Union Pacific Corp.	75,571	$12,305,226

		24,480,400

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.	17,900	1,655,034
ASM Pacific Technology Ltd. (Hong Kong)	19,400	197,629
ASML Holding NV (Netherlands)	38,555	7,190,258
Broadcom, Inc.	12,500	3,084,125
Brooks Automation, Inc.	11,400	399,342
Entegris, Inc.	35,100	1,016,145
Inphi Corp.*(a)	37,500	1,424,250
Intel Corp.	208,840	9,876,044
KLA-Tencor Corp.	29,600	3,010,616
Micron Technology, Inc.*	94,739	4,285,045
Monolithic Power Systems, Inc.	12,390	1,555,317
NVIDIA Corp.	21,900	6,154,338
NXP Semiconductors NV (Netherlands)	4,100	350,550
ON Semiconductor Corp.*	70,300	1,295,629
QUALCOMM, Inc.(a)	138,966	10,009,721
Semtech Corp.*	9,600	533,760
SK Hynix, Inc. (South Korea)	11,437	754,391
Skyworks Solutions, Inc.	15,700	1,424,147
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	577,000	4,944,144
Tokyo Electron Ltd. (Japan)	41,700	5,716,089
United Microelectronics Corp. (Taiwan)	1,485,000	785,606
Vanguard International Semiconductor Corp. (Taiwan)	263,000	585,350

		66,247,530

Software — 3.3%
8x8, Inc.*	48,500	1,030,625
Activision Blizzard, Inc.	14,900	1,239,531
Adobe Systems, Inc.*	66,772	18,025,101
CA, Inc.	59,000	2,604,850
Capcom Co. Ltd. (Japan)	25,900	658,259
Check Point Software Technologies Ltd. (Israel)*(a)	15,860	1,866,246
Citrix Systems, Inc.*	84,902	9,437,706
CommVault Systems, Inc.*	19,500	1,365,000
Constellation Software, Inc. (Canada)	2,800	2,059,100
Dell Technologies, Inc. (Class V Stock)*	56,377	5,475,334
Ebix, Inc.(a)	24,600	1,947,090
Everbridge, Inc.*(a)	23,400	1,348,776
Hansen Technologies Ltd. (Australia)	97,184	262,011
Intuit, Inc.	23,650	5,378,010
IRESS Ltd. (Australia)	48,398	444,246
Manhattan Associates, Inc.*	14,600	797,160
Micro Focus International PLC (United Kingdom)	195,906	3,644,293
Microsoft Corp.	376,498	43,060,072
Model N, Inc.*	61,800	979,530
Nexon Co. Ltd. (Japan)*	96,100	1,254,453
Nice Ltd. (Israel)*	14,237	1,606,096
Nintendo Co. Ltd. (Japan)	14,700	5,355,386
Nuance Communications, Inc.*	49,900	864,268
Oracle Corp.	98,100	5,058,036
Oracle Corp. (Japan)	33,900	2,730,319
Park City Group, Inc.*(a)	31,900	322,190

A573

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Paylocity Holding Corp.*	11,900	$955,808
Pegasystems, Inc.	21,000	1,314,600
Progress Software Corp.	52,966	1,869,170
Red Hat, Inc.*	12,000	1,635,360
RingCentral, Inc. (Class A Stock)*	19,300	1,795,865
SailPoint Technologies Holding, Inc.*	61,200	2,082,024
salesforce.com, Inc.*	72,366	11,508,365
SAP SE (Germany)	108,684	13,370,341
ServiceNow, Inc.*	5,600	1,095,528
Synopsys, Inc.*	26,221	2,585,653
Take-Two Interactive Software, Inc.*	12,200	1,683,478
Trend Micro, Inc. (Japan)	28,700	1,844,533
Varonis Systems, Inc.*	24,300	1,779,975
VMware, Inc. (Class A Stock)*(a)	25,100	3,917,106
Zendesk, Inc.*	13,600	965,600

		167,217,094

Specialty Retail — 0.6%
AutoCanada, Inc. (Canada)	17,700	186,777
AutoZone, Inc.*	1,700	1,318,690
Burlington Stores, Inc.*	10,500	1,710,660
Dick’s Sporting Goods, Inc.	14,200	503,816
Dufry AG (Switzerland)*	3,102	349,050
Foschini Group Ltd. (The) (South Africa)	14,642	179,155
Hikari Tsushin, Inc. (Japan)	19,900	3,932,160
Home Depot, Inc. (The)	36,706	7,603,648
Lithia Motors, Inc. (Class A Stock)(a)	9,300	759,438
Nitori Holdings Co. Ltd. (Japan)	13,700	1,963,367
Petrobras Distribuidora SA (Brazil)	124,400	599,737
Ross Stores, Inc.	48,008	4,757,593
Seobu T&D (South Korea)*	14,990	139,076
SMCP SA (France), 144A*	8,300	231,771
TJX Cos., Inc. (The)	35,608	3,988,808

		28,223,746

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	174,160	39,314,878
Catcher Technology Co. Ltd. (Taiwan)	32,000	352,289
Cray, Inc.*	39,500	849,250
HP, Inc.	320,899	8,269,567
Samsung Electronics Co. Ltd. (South Korea)	98,019	4,102,794
Super Micro Computer, Inc.*	41,800	861,498
Western Digital Corp.	24,200	1,416,668

		55,166,944

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	14,800	1,459,280
Fila Korea Ltd. (South Korea)	12,200	494,901
Hermes International (France)	5,170	3,421,055
Kering SA (France)	10,350	5,547,955
Luxottica Group SpA (Italy)	26,015	1,765,864
LVMH Moet Hennessy Louis Vuitton SE (France)	10,230	3,616,307
Oxford Industries, Inc.	14,200	1,280,840
Puma SE (Germany)	7,174	3,537,546
PVH Corp.	16,737	2,416,823
Skechers U.S.A., Inc. (Class A Stock)*	22,850	638,201
Steven Madden Ltd.	37,170	1,966,293

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Swatch Group AG (The) (Switzerland)	5,447	$2,151,886
Tapestry, Inc.	133,052	6,688,524
Ted Baker PLC (United Kingdom)	6,300	189,904
VF Corp.	41,956	3,920,788
Wolverine World Wide, Inc.	49,300	1,925,165

		41,021,332

Thrifts & Mortgage Finance — 0.3%
Aareal Bank AG (Germany)	10,679	446,030
Bridgewater Bancshares, Inc.*	78,400	1,020,768
Entegra Financial Corp.*	16,600	440,730
Essent Group Ltd.*	135,605	6,000,520
MGIC Investment Corp.*	122,400	1,629,144
NMI Holdings, Inc. (Class A Stock)*	71,500	1,619,475
OceanFirst Financial Corp.	26,500	721,330
PB Bancorp, Inc.	37,100	435,925
Western New England Bancorp, Inc.	55,400	598,320

		12,912,242

Tobacco — 0.8%
Altria Group, Inc.	240,554	14,507,813
British American Tobacco PLC (United Kingdom)	299,763	13,988,724
Philip Morris International, Inc.	122,205	9,964,596

		38,461,133

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	29,200	2,284,900
Ashtead Group PLC (United Kingdom)	85,396	2,721,750
Brenntag AG (Germany)	26,928	1,659,939
Bunzl PLC (United Kingdom)	66,028	2,075,856
Ferguson PLC (Switzerland)	23,245	1,970,471
Fly Leasing Ltd. (Ireland), ADR*	55,800	786,780
iMarketKorea, Inc. (South Korea)	12,306	72,992
Inaba Denki Sangyo Co. Ltd. (Japan)	8,900	393,288
ITOCHU Corp. (Japan)(a)	543,800	9,944,995
Mitsubishi Corp. (Japan)	45,400	1,397,690
MRC Global, Inc.*	61,800	1,159,986
Ramirent OYJ (Finland)	21,100	170,598
Rexel SA (France)	161,649	2,426,124
Sam Yung Trading Co. Ltd. (South Korea)	18,431	277,586
Sumitomo Corp. (Japan)	100,700	1,676,346
Univar, Inc.*	25,700	787,962
W.W. Grainger, Inc.	5,300	1,894,273
Watsco, Inc.	9,200	1,638,520

		33,340,056

Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	8,240	1,427,631
Aeroports de Paris (France)	5,463	1,230,920
BBA Aviation PLC (United Kingdom)	140,880	550,532
DP World Ltd. (United Arab Emirates)	34,627	659,840
Hutchison Port Holdings Trust (Hong Kong), UTS	614,700	153,679
Kamigumi Co. Ltd. (Japan)	97,400	2,144,636
Macquarie Infrastructure Corp.	35,800	1,651,454
SATS Ltd. (Singapore)	347,567	1,326,562
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	112,000	955,411

A574

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	224,000	$224,840

		10,325,505

Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.*	27,700	966,730
China Mobile Ltd. (China)	59,000	582,886
MTN Group Ltd. (South Africa)	40,468	250,377
SoftBank Group Corp. (Japan)	104,600	10,575,531
T-Mobile US, Inc.*	22,800	1,600,104

		13,975,628

TOTAL COMMON STOCKS (cost $2,519,782,901)		2,822,822,774

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)	63,374	4,257,453
Volkswagen AG (Germany) (PRFC)	8,334	1,464,158

		5,721,611

Banks — 0.0%
Banco ABC Brasil SA (Brazil) (PRFC)	83,168	287,074
Banco Bradesco SA (Brazil) (PRFC)	87,224	617,267
Itau Unibanco Holding SA (Brazil) (PRFC)	66,832	730,286

		1,634,627

Biotechnology — 0.0%
Grifols SA (Spain) (Class B Stock) (PRFC)	35,287	753,676

Chemicals — 0.0%
Fuchs Petrolub SE (Germany) (PRFC)	7,300	407,134

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	27,900	270,534

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC) .	23,823	2,790,728

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	23,700	900,634

TOTAL PREFERRED STOCKS (cost $13,564,120)		12,478,944

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets ETF(a)	108,000	4,635,360
iShares MSCI India ETF(a)	266,000	8,637,020

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $14,283,354)		13,272,380

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.8%
Automobiles — 0.4%
Ally Master Owner Trust,
Series 2018-2, Class A
3.290%	05/15/23	1,420	1,420,503

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Canadian Pacer Auto Receivables Trust (Canada),
Series 2018-1A, Class A3, 144A
3.000%	11/19/21	1,189	$1,185,096
Capital Auto Receivables Asset Trust,
Series 2016-1, Class A3
1.730%	04/20/20	134	133,506
Ford Credit Auto Owner Trust,
Series 2015-2, Class A, 144A
2.440%	01/15/27	950	938,375
Series 2016-1, Class A, 144A
2.310%	08/15/27	830	812,231
Ford Credit Floorplan Master Owner Trust,
Series 2017-1, Class A1
2.070%	05/15/22	1,990	1,957,815
Series 2018-1, Class A1
2.950%	05/15/23	1,800	1,785,945
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class A1, 144A
1.960%	05/17/21	2,600	2,586,940
Series 2018-1, Class A, 1 Month LIBOR + 0.300%, 144A
2.363%(c)	03/15/22	593	593,373
Hertz Fleet Lease Funding LP,
Series 2017-1, Class A1, 1 Month LIBOR + 0.650%, 144A
2.783%(c)	04/10/31	1,031	1,031,806
Mercedes-Benz Master Owner Trust,
Series 2018-AA, Class A, 1 Month LIBOR + 0.260%, 144A
2.418%(c)	05/16/22	600	599,791
Navistar Financial Dealer Note Master Owner Trust II,
Series 2018-1, Class A, 1 Month LIBOR + 0.630%, 144A
2.798%(c)	09/25/23	2,400	2,401,883
Santander Retail Auto Lease Trust,
Series 2018-A, Class A3, 144A
2.930%	05/20/21	1,100	1,095,257
Securitized Term Auto Receivables Trust (Canada),
Series 2018-1A, Class A3, 144A
3.068%	01/25/22	1,870	1,863,938

			18,406,459

Consumer Loans — 0.1%
CLUB Credit Trust,
Series 2018-NP1, Class A, 144A
2.990%	05/15/24	478	478,286
Consumer Loan Underlying Bond Credit Trust,
Series 2017-NP2, Class A, 144A
2.550%	01/16/24	163	163,157
Prosper Marketplace Issuance Trust,
Series 2017-3A, Class A, 144A
2.360%	11/15/23	383	381,567
Series 2018-1A, Class A, 144A
3.110%	06/17/24	769	768,613
Series 2018-2A, Class A, 144A
3.350%	10/15/24	1,200	1,199,263

			2,990,886

Credit Cards — 0.0%
Capital One Multi-Asset Execution Trust,
Series 2015-A8, Class A8
2.050%	08/15/23	740	724,931

A575

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment — 0.1%
Dell Equipment Finance Trust,
Series 2017-2, Class A3, 144A
2.190%	10/24/22	1,030	$1,019,853
Series 2018-1, Class A3, 144A
3.180%	06/22/23	1,001	1,000,807
DLL LLC,
Series 2018-1, Class A3, 144A
3.100%	04/18/22	140	139,786
Kubota Credit Owner Trust,
Series 2018-1A, Class A3, 144A
3.100%	08/15/22	2,950	2,942,818

			5,103,264

Home Equity Loans — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W2, Class A2C, 1 Month LIBOR +0.360%
2.576%(c)	10/25/35	621	621,966
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2, 1 Month LIBOR +0.290%
2.506%(c)	08/25/36	748	748,651

			1,370,617

Other — 0.1%
Domino’s Pizza Master Issuer LLC,
Series 2018-1A, Class A2I, 144A
4.116%	07/25/48	1,464	1,455,119
Nationstar HECM Loan Trust,
Series 2017-1A, Class A, 144A
1.968%	05/25/27	533	532,321
Series 2017-2A, Class A1, 144A
2.038%(cc)	09/25/27^	745	739,699
Series 2018-1A, Class A, 144A
2.760%(cc)	02/25/28	791	791,032
Series 2018-2A, Class A, 144A
3.188%(cc)	07/25/28^	2,551	2,549,404
Thunderbolt Aircraft Lease Ltd. (Cayman Islands),
Series 2017-A, Class A, 144A
4.212%	05/17/32	679	680,046

			6,747,621

Residential Mortgage-Backed Securities — 0.0%
CAM Mortgage Trust,
Series 2018-1, Class A1, 144A
3.960%	12/01/65	580	580,614
Countrywide Asset-Backed Certificates Trust,
Series 2005-3, Class MV4, 1 Month LIBOR + 0.930%
3.146%(c)	08/25/35	40	40,099
Towd Point Mortgage Trust,
Series 2018-3, Class A1, 144A
3.750%(cc)	05/25/58	1,937	1,937,764

			2,558,477

Student Loans — 0.1%
ALG Student Loan Trust I,
Series 2006-1A, Class A3, 3 Month LIBOR +0.150%, 144A
2.489%(c)	10/28/23	140	139,733

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A2, 3 Month LIBOR +0.850%
3.185%(c)	07/25/29	312	314,482
Collegiate Funding Services Education Loan Trust,
Series 2004-A, Class A4, 3 Month LIBOR +0.340%
2.726%(c)	09/28/30	874	874,929
GCO Education Loan Funding Trust,
Series 2006-1, Class A9L, 3 Month LIBOR +0.160%
2.471%(c)	05/25/26	480	478,148
SLM Student Loan Trust,
Series 2003-10A, Class A3, 3 Month LIBOR + 0.470%, 144A
2.804%(c)	12/15/27	2,030	2,037,586
Series 2006-5, Class A5, 3 Month LIBOR +0.110%
2.445%(c)	01/25/27	256	256,044
Series 2007-1, Class A5, 3 Month LIBOR +0.090%
2.425%(c)	01/26/26	250	249,532

			4,350,454

TOTAL ASSET-BACKED SECURITIES
(cost $42,325,452)			42,252,709

BANK LOANS — 1.1%
Advertising — 0.0%
Acosta, Inc.,
Tranche B-1 Loan, 1 Month LIBOR +3.250%
5.492%(c)	09/26/21	90	66,834
Applovin Corp.,
Initial Term Loan, 3 Month LIBOR +3.750%
6.064%(c)	08/15/25	125	125,781
Lamar Media Corp.,
Term B Loan, 1 Month LIBOR +3.500%
5.750%(c)	03/14/25	80	79,799
Outfront Media Capital LLC,
Term Loan, 1 Month LIBOR + 4.500%
6.604%(c)	03/18/24	95	94,010

			366,424

Aerospace & Defense — 0.0%
Transdigm, Inc.,
2018 New Tranche F Term Loan, 1 Month LIBOR + 2.000%
4.242%(c)	06/09/23	369	370,206
New Tranche G Term Loans, 1 Month LIBOR + 2.500%
4.742%(c)	08/22/24	123	123,785
Wesco Aircraft Hardware Corp.,
Tranche A Term Loan, 1 Month LIBOR + 3.000%
6.860%(c)	10/04/21^	72	70,739
Tranche B Term Loan, 1 Month LIBOR + 2.500%
5.250%(c)	02/28/21	80	79,400
WP CPP Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
6.170%(c)	04/30/25	45	45,281

			689,411

Auto Manufacturers — 0.0%
CH Hold Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	02/01/24	93	93,571

A576

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Auto Manufacturers (cont’d.)
Second Lien Initial Term Loan, 1 Month LIBOR + 7.250%
9.492%(c)	02/03/25^	25	$25,249
UOS LLC,
Initial Term Loan, 1 Month LIBOR + 5.500%
7.742%(c)	04/18/23^	84	85,642

			204,462

Auto Parts & Equipment — 0.0%
EXC Holdings III Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.750%
6.061%(c)	12/02/24^	45	44,997

Biotechnology — 0.0%
Innoviva, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.000%(c)	08/18/22^	4	4,399

Building Materials — 0.0%
Jeld-Wen, Inc.,
Term B-4 Loan, 3 Month LIBOR + 5.500%
8.094%(c)	12/14/24	45	44,756

Chemicals — 0.1%
Akzo Nobel,
Term Loan
—%(p)	09/20/25	250	251,005
Chemours Co.,
Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%
4.000%(c)	04/03/25	125	124,492
Consolidated Energy Finance SA (Switzerland),
Initial Term Loan, 3 Month LIBOR + 3.500%
5.837%(c)	05/07/25	175	175,654
Invictus US LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.125%
6.396%(c)	03/28/25	50	50,045
Jade Germany GmbH (Germany),
Initial Dollar Term Loan, 2 - 3 Month LIBOR + 3.500%
5.791%(c)	05/31/23^	123	122,820
Kraton Polymers LLC,
Dollar Replacement Term Loan, 3 Month LIBOR + 2.000%
4.386%(c)	03/08/25	116	116,352
OCI Partners LP (Netherlands),
Initial Term Loan, 3 Month LIBOR + 3.688%
5.846%(c)	03/13/25^	124	125,774
Oxea Corp.,
Tranche B-2 Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	10/14/24	226	226,860
Trinseo Materials Operating SCA,
2018 Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	09/06/24	74	74,417
Tronox Finance LLC,
First Lien Blocked Dollar Term Loan, 1 Month LIBOR + 2.000%
4.242%(c)	09/23/24	38	37,632
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	09/23/24	87	86,844
W.R. Grace & Co.,
Term B1 Loan, 3 Month LIBOR + 1.750%
6.398%(c)	04/03/25	28	27,724
Term B-2 Loan, 3 Month LIBOR + 1.750%
4.136%(c)	04/03/25	47	47,526

			1,467,145

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Coal — 0.0%
Foresight Energy LLC,
New Term Loan, 3 Month LIBOR + 3.000%
5.337%(c)	03/28/22	115	$115,316
Muraay Energy Corp.,
Term Loan
—%(p)	10/31/22	134	123,588

			238,904

Commercial Services — 0.1%
AlixPartners LLP,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	04/04/24	99	99,886
Bright Horizons Family Solutions LLC,
New Term Loan B 2017, 1 Month LIBOR + 1.750%
3.992%(c)	11/07/23	98	98,071
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.688%(c)	08/15/25	125	125,391
Concentra, Inc.,
First Lien Term B-1 Loan, 1 Month LIBOR + 2.750%
4.860%(c)	06/01/22	45	45,113
CRCI Longhorn Holdings, Inc.,
First Lien Closing Date Term Loan, 1 Month LIBOR + 3.500%
5.621%(c)	08/08/25	45	45,028
Fly Funding II SARL (Ireland),
Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	02/09/23	192	191,811
Global Payments, Inc.,
Term Loan B-3, 1 Month LIBOR + 2.750%
4.992%(c)	04/21/23	179	179,100
Hertz Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.830%(c)	06/30/23	124	123,988
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
5.750%(c)	07/03/24^	99	99,000
KUEHG Corp.,
First Lien Term B-3 Loan, 3 Month LIBOR + 3.750%
6.136%(c)	02/21/25	438	440,329
Laureate Education, Inc.,
Series 2024 Term Loan, 3 Month LIBOR + 3.750%
6.136%(c)	04/26/24	443	445,378
Learning Care Group No. 2, Inc.,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.906%
6.171%(c)	03/13/25	85	84,660
Lineage Logistics LLC,
Term Loan, 1 Month LIBOR + 2.250%
4.432%(c)	02/27/25	249	248,595
Merrill Communications LLC,
Initial Term Loan, 1 Month LIBOR + 8.500%
10.742%(c)	06/01/22^	102	102,527
Parexel International Corp.,
Initial Term Loan, PRIME + 1.750%
6.750%(c)	09/27/24	124	122,938
Prime Security Services Borrower LLC,
2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%
4.992%(c)	05/02/22^	124	125,235

A577

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Commercial Services (cont’d.)
Refinitiv,
Term Loan
— %(p)	10/01/25	250	$249,420
Syniverse Holdings, Inc.,
Tranche C Term Loan, 2 Month LIBOR + 5.000%
7.148%(c)	03/09/23	124	124,608
Trans Union LLC, 2018 Incremental Term B-4 Loan, 1 Month LIBOR + 2.000%
4.242%(c)	06/19/25	125	124,930
Vantiv LLC,
Term Loan B-4, 1 Month LIBOR + 1.750%
3.884%(c)	08/09/24	124	124,375
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
6.742%(c)	08/27/25	175	175,583
WASH Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	05/16/22	403	404,593
Second Lien Initial US Term Loan, 1 Month LIBOR + 7.000%
9.242%(c)	05/12/23	35	35,019
Weight Watchers International, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
8.166%(c)	11/29/24	207	209,136
WEX, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.250%
4.742%(c)	07/01/23	15	14,939

			4,039,653

Computers — 0.0%
Avast Software BV,
2018 Refinancing Dollar Term Loan, 3 Month LIBOR + 2.500%
4.886%(c)	09/29/23	84	84,191
Conduent Business Services LLC,
Term Loan
— %(p)	12/07/22	49	49,210
Term Loan B, 1 Month LIBOR + 2.500%
4.742%(c)	12/07/23	197	197,090
Dell International LLC,
Refinancing Term B Loan, 3 Month LIBOR + 3.250%
5.589%(c)	09/07/23^	158	156,847
Harland Clarke Holdings Corp,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.500%(c)	11/03/23	207	198,399
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 2.500%
4.742%(c)	09/30/24	277	279,412
Second Lien Initial Loan, 3 Month LIBOR + 3.250%
5.593%(c)	09/29/25	75	75,750
Tempo Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 2.000%
4.242%(c)	05/01/24	296	297,213

			1,338,112

Distribution/Wholesale — 0.0%
Core & Main LP,
Initial Term Loan, 1 Month LIBOR + 5.125%
7.367%(c)	08/01/24	45	44,802

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Distribution/Wholesale (cont’d.)
CSC SW Holdco, Inc.,
Term B-1 Loan, 1 Month LIBOR +2.500%
4.687%(c)	11/14/22	313	$314,318
G-III Apparel Group Ltd.,
First Lien Senior Secured Initial Term Loan, 1 Month LIBOR + 3.750%(c)
6.082%	12/01/22	125	126,249
Owens & Minor, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
5.625%(c)	05/02/25	100	94,417
Univar USA, Inc.,
Term B-3 Loan, 1 Month LIBOR +2.250%
4.492%(c)	07/01/24	100	99,682

			679,468

Diversified Financial Services — 0.0%
Blucora, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	05/22/24	88	88,591
Duff & Phelps Corp.,
Initial Term Loan, 1 Month LIBOR + 3.500%
5.621%(c)	02/13/25	65	64,705
Flying Fortress Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.212%(c)	10/30/22	15	15,066
Focus Financial Partners LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%
4.742%(c)	07/03/24	15	14,950
GreenSky Holdings LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
4.492%(c)	03/31/25	50	49,812
Ocwen Loan Servicing LLC,
Restatement Effective Date Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	12/07/20	101	101,459

			334,583

Electric — 0.0%
Calpine Construction Finance Co. LP,
Term B Loan, 1 Month LIBOR + 2.500%
4.742%(c)	01/15/25	124	124,040
Calpine Corp.,
Term Loan (2017), 1 Month LIBOR + 1.750%
4.000%(c)	12/31/19	123	123,015
Dayton Power & Light Co.,
Term Loan, 1 Month LIBOR + 2.500%
4.742%(c)	08/24/22^	123	122,813
Exgen Renewables IV LLC,
Loan, 2 Month LIBOR + 2.250%
4.438%(c)	11/28/24^	123	123,507
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 1 Month LIBOR + 2.250%
4.492%(c)	11/13/21	94	93,776
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 2.000%
4.200%(c)	12/31/25	374	374,063

			961,214

A578

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Electronics — 0.0%
TTM Technologies, Inc.,
Term B Loan, 1 Month LIBOR + 3.000%
5.242%(c)	09/30/24	174	$174,822
Vectra Co.,
Initial Loan (Second Lien), 1 Month LIBOR + 3.250%
5.492%(c)	03/08/26	15	14,944
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
6.742%(c)	03/08/25	110	109,656

			299,422

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Specified Refinancing Term Loan, 1 Month LIBOR + 4.250%
6.490%(c)	11/08/22	30	29,849
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 3.750%
5.854%(c)	12/09/21^	229	202,484

			232,333

Engineering & Construction — 0.0%
AECOM,
Term B Loan, 1 Month LIBOR + 1.750%
3.992%(c)	02/21/25	68	68,589
American Traffic Solutions, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.992%(c)	02/28/25	60	59,961
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.605%(c)	06/21/24	123	124,153
DG Investment Intermediate Holdings 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.250%(c)	02/03/25	40	40,391
5.250%(c)	02/03/25^	4	4,374
FrontDoor, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.750%(c)	08/16/25	55	55,344
StandardAero Aviation Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.992%(c)	07/07/22	173	173,449

			526,261

Entertainment — 0.1%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%(c)
4.742%	02/01/24	330	326,688
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.384%(c)	12/15/23	79	78,799
Initial Term Loan, 1 Month LIBOR + 2.250%
4.384%(c)	12/15/22	122	121,563
AP Gaming I LLC,
2018 Refinancing Term B Loan, 1 Month LIBOR + 4.250%
6.492%(c)	02/15/24	30	29,780
Aristocrat Technologies, Inc. (Australia),
Term B-3 Loan, 3 Month LIBOR + 1.750%
4.098%(c)	10/19/24	133	133,033
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	08/06/21	38	38,278

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Entertainment (cont’d.)
Churchill Downs, Inc.,
Term B Facility, 1 Month LIBOR + 2.000%
4.250%(c)	12/27/24	40	$39,762
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.750%
4.860%(c)	02/28/25	174	174,343
Eldorado Resorts, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.625%
4.911%(c)	04/17/24	195	195,501
Gateway Casinos & Entertainment Ltd. (Canada),
Initial Term Loan, 1 Month LIBOR + 2.500%
4.750%(c)	03/13/25	100	100,166
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 5.250%
7.438%(c)	10/21/24^	134	134,490
Greektown Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
3.992%(c)	04/25/24	79	79,049
GVC Holdings PLC (United Kingdom),
Facility B2 (USD), 1 Month LIBOR + 2.750%
4.898%(c)	03/29/24	114	114,663
Penn National Gaming, Inc.,
Term B Facility, 3 Month LIBOR + 2.750%
5.280%(c)	01/19/24	29	29,249
Term Loan
— %(p)	10/25/31	125	125,536
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 5.375%
7.617%(c)	08/14/24	402	401,599
SMG US Midco 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	01/23/25	25	24,999
Stars Group (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
5.980%(c)	07/10/25^	374	377,803
WMG Acquisition Corp.,
Tranche F Term Loan, 1 Month LIBOR + 2.125%
4.367%(c)	11/01/23	125	124,707

			2,650,008

Environmental Control — 0.0%
EWT Holdings III Corp.,
Refinancing 2017-2 First Lien Term Loan, 3 Month LIBOR + 3.750%
6.061%(c)	12/20/24	186	187,446
Filtration Group Corp.,
Initial Dollar Term Loan, 2 Month LIBOR + 2.250%
4.438%(c)	03/29/25	60	60,048
Wrangler Buyer Corp.,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
5.324%(c)	09/27/24	55	54,849

			302,343

Food Service — 0.0%
Agro Merchants North America Holdings, Inc. (Cayman Islands),
First Lien Effective Date Loan, 3 Month LIBOR + 3.750%
6.136%(c)	12/06/24	84	84,802

A579

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Food Service (cont’d.)
Aramark Services, Inc.,
US Term B-3 Loan, 3 Month LIBOR + 1.750%
4.084%(c)	03/11/25	233	$233,515

			318,317

Foods — 0.1%
Albertson’s LLC,
Replacement 2017-1 Term B-4 Loan, 1 Month LIBOR + 2.750%
4.992%(c)	08/25/21	898	898,855
BI-LO LLC,
Initial Term Loan, 1—3 Month LIBOR + 8.000%
10.287%(c)	05/31/24	300	296,750
Chobani LLC,
Term Loan B, 1 Month LIBOR + 3.500%
5.742%(c)	10/10/23	177	172,436
CSM Bakery Solutions LLC,
First Lien Term Loan, 1 Month LIBOR + 2.500%
4.633%(c)	07/03/20	81	78,400
JBS USA LUX SA,
Initial Term Loan, 1 Month LIBOR + 6.250%
8.705%(c)	10/30/22	248	248,421
Pinnacle Foods Finance LLC,
Initial B Term Loan, 1 Month LIBOR + 1.750%
3.854%(c)	02/02/24	110	109,583
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR+ 2.000%
4.220%(c)	05/24/24	296	296,139
Shearer’s Foods LLC,
First Lien Term Loan, PRIME + 1.750%
7.000%(c)	06/30/21	124	123,212
Term Loan (Second Lien), 1 Month LIBOR + 3.500%
5.742%(c)	06/30/22^	90	85,050
Supervalu, Inc.,
Delayed Draw Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	06/08/24	11	11,016
Initial Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	06/08/24	18	18,361
U.S. Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.000%
4.242%(c)	06/27/23	120	120,345

			2,458,568

Healthcare-Products — 0.0%
LifeScan, Inc.,
Term Loan
—%(p)	06/18/24	100	98,625
Ortho-Clinical Diagnostics, Inc. (Luxembourg),
Refinancing Term Loan, 1 Month LIBOR + 2.625%
5.138%(c)	06/30/25	325	325,421
VVC Holding Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
6.398%(c)	07/09/25^	125	122,969

			547,015

Healthcare-Services — 0.0%
American Renal Holdings, Inc.,
New Term Loan B, 1 Month LIBOR + 3.250%
5.492%(c)	06/14/24	123	122,435

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Healthcare-Services (cont’d.)
CVS Holdings I LP,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%
5.317%(c)	02/06/25	45	$44,775
HCA, Inc.,
Tranche B10 Term Loan, 1 Month LIBOR + 2.750%
4.990%(c)	03/13/25	249	248,719
Prospect Medical Holdings, Inc.,
Term B-1 Loan, 1 Month LIBOR +5.500%
7.625%(c)	02/22/24^	80	80,197
Sound Physician,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	06/27/25	50	50,206
U.S. Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 2.500%
4.604%(c)	06/24/24	20	19,949
U.S. Renal Care, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	12/30/22	140	136,112
Wink Holdco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.408%(c)	12/01/24^	124	123,597

			825,990

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
New Term B-4 Loan, 1 Month LIBOR + 6.500%
8.742%(c)	01/26/24	96	95,474

Insurance — 0.1%
Acrisure LLC,
First Lien Term Loan B-2, 3 Month LIBOR + 4.250%
6.592%(c)	11/22/23	157	157,827
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
5.148%(c)	05/09/25	486	487,142
AmWINS Group, Inc.,
First Lien Term Loan, 1 Month LIBOR + 2.750%
4.931%(c)	01/25/24	123	123,054
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR+3.000%
5.242%(c)	08/04/22	596	601,022
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	11/03/23	169	169,804
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.742%(c)	08/04/25	325	334,073
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.136%(c)	04/25/25	244	244,733
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.386%(c)	05/16/24	373	372,367

			2,490,022

Internet — 0.0%
Anastasia Parent LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.750%
5.883%(c)	08/11/25	125	124,063
Ancestry.com Operations, Inc.,
Term B Loan, 1 Month LIBOR + 3.250%
5.500%(c)	10/19/23	323	322,978

A580

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Internet (cont’d.)
EIG Investors Corp.,
2018 Refinancing Term Loan, 3 Month LIBOR + 3.750%
6.061%(c)	02/09/23^	113	$112,682
Go Daddy Operating Co. LLC,
Tranche B-1 Term Loan, 1 - 3 Month LIBOR + 4.500%
6.776%(c)	02/15/24	247	247,487
ION Trading Finance Ltd. (Ireland),
Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
6.386%(c)	11/21/24	124	122,899
Marketo, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.492%(c)	02/07/25	100	99,875
Rodan & Fields LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	06/16/25	45	45,422
Uber Technologies, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
6.120%(c)	04/04/25	249	250,747

			1,326,153

Investment Companies — 0.0%
RPI Finance Trust,
Initial Term Loan B-6, 2 Month LIBOR + 2.750%
5.044%(c)	03/27/23	360	361,124

Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	07/31/24	114	114,328
Equinox Holdings, Inc.,
Initial Loan (Second Lien), 3 Month LIBOR + 3.750%
6.253%(c)	09/06/24	50	51,031
Term B-1 Loan, 3 Month LIBOR + 3.750%
6.253%(c)	03/08/24	182	182,918
Fitness International LLC,
Term Loan B, 1 Month LIBOR + 2.625%
4.866%(c)	04/18/25	45	44,953
Hercules Achievement, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 5.250%
7.640%(c)	12/16/24	149	149,168
Life Time, Inc.,
New 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	06/10/22	295	296,113

			838,511

Lodging — 0.1%
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
4.417%(c)	09/15/23	201	201,398
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.992%(c)	12/23/24	1,117	1,122,345
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.492%(c)	04/18/24	297	296,782
Four Seasons Hotels, Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
4.242%(c)	11/30/23	125	124,705

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Lodging (cont’d.)
Golden Nugget, Inc.,
B Term Loan, 1 - 3 Month LIBOR + 4.750%
6.996%(c)	10/04/23	336	$337,676
Las Vegas Sands LLC,
Term B Loan, 3 Month LIBOR + 3.000%
5.343%(c)	03/27/25	75	74,540
Marriott Ownership Resorts, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.492%(c)	08/29/25	65	65,515
MGM Resorts International,
Term A Loan, 1 Month LIBOR + 2.000%
4.170%(c)	04/25/21^	265	264,625
Wyndham Hotels & Resorts, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
3.992%(c)	05/30/25	150	150,413
Wynn America LLC,
Non-Extended Term Loan, 1 Month LIBOR + 1.750%
4.992%(c)	12/31/21	100	99,719

			2,737,718

Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.992%(c)	07/31/25	125	126,979
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
8.992%(c)	07/24/26	50	50,792
North American Lifting Holdings, Inc.,
Loan (Second Lien), 1 Month LIBOR + 7.250%
9.492%(c)	11/26/21	500	437,500
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
9.492%(c)	11/30/23	181	181,194

			796,465

Machinery-Diversified — 0.0%
Gardner Denver, Inc.,
Tranche B-1 Dollar Term Loan, 1 Month LIBOR + 5.750%
7.992%(c)	07/30/24	32	32,103
Thermon Holding Corp,
Term B Loan, 1 Month LIBOR + 3.750%
5.854%(c)	10/30/24	72	71,958

			104,061

Media — 0.1%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
4.908%(c)	07/15/25	123	120,938
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
4.908%(c)	01/31/26	124	120,651
Altice US Finance I Corp.,
March 2017 Term Loan, 1 Month LIBOR + 2.250%
4.492%(c)	07/28/25	276	274,947
Cable One, Inc.,
Incremental Term B-1 Loan, 3 Month LIBOR + 1.750%
4.140%(c)	05/01/24	64	64,348
CBS Radio, Inc.,
Term Loan B-1, 1 Month LIBOR + 2.750%
4.962%(c)	11/18/24	248	245,540

A581

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Media (cont’d.)
Cengage Learning, Inc.,
Term B Loan, 1 Month LIBOR + 4.250%
6.415%(c)	06/07/23	184	$170,153
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.250%(c)	04/30/25	496	496,814
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.230%(c)	07/17/25	231	230,896
Houghton Mifflin Harcourt Publishers, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.408%(c)	05/28/21	363	341,044
MCC Iowa LLC,
Tranche M Term Loan, 3 Month LIBOR + 3.250%
5.593%(c)	01/15/25	30	29,737
McGraw-Hill Global Education Holdings LLC,
Term B Loan (First Lien), 1 Month LIBOR + 2.250%
4.492%(c)	05/04/22	192	186,080
Numericable U.S. LLC (France),
USD TLB-11 Term Loan, 3 Month LIBOR + 5.000%
7.340%(c)	07/31/25	232	226,841
USD TLB-12 Term Loan, 3 Month LIBOR + 5.000%
7.340%(c)	01/31/26	124	122,434
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 5.250%
7.492%(c)	02/01/24	247	246,897
Raycom TV Broadcasting LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	08/23/24	79	79,200
Springer Science & Business Media GMBH (Germany),
Initial Term B13 Loan, 1 Month LIBOR + 2.750%
4.905%(c)	08/15/22	143	142,917
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.658%(c)	01/15/26	190	190,238
Web.com Group, Inc.,
Term Loan
— %(p)	09/17/25	110	110,644
— %(p)	09/17/26	50	50,188
WideOpenWest Finance LLC,
Refinancing Term B Loan, 1 Month LIBOR + 3.250%
4.950%(c)	08/18/23	248	242,970

			3,693,477

Metal Fabricate/Hardware — 0.0%
Atkore International, Inc.,
New First Lien Term Loan, 3 Month LIBOR + 2.750%
5.140%(c)	12/22/23	50	49,786
Hillman Group, Inc.,
Term Loan
— %(p)	05/31/25	60	59,306
Zekelman Industries, Inc.,
Term Loan, 3 Month LIBOR + 2.250%
4.992%(c)	06/14/21	244	244,030

			353,122

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Mining — 0.0%
American Rock Salt Co. LLC,
2018 Term Loan, 1 Month LIBOR + 3.750%
5.992%(c)	03/21/25	85	$84,707
PMHC II, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
6.254%(c)	03/29/25	124	120,955

			205,662

Miscellaneous Manufacturing — 0.0%
Gates Global LLC,
Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.000%
4.242%(c)	04/01/24	141	141,493

Oil & Gas — 0.0%
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
12.617%(c)	12/31/21	200	220,499
Term Loan (11/17), 1 Month LIBOR + 4.750%
6.962%(c)	12/31/22^	275	280,500
Citgo Petroleum Corp.,
Term B Loan, 3 Month LIBOR + 3.500%
5.840%(c)	07/29/21	246	246,643
Delek US Holdings, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.408%(c)	03/14/25	124	124,790
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 2.750%
5.000%(c)	03/01/24	225	212,063
Gulf Finance LLC,
Tranche B Term Loan, 1 Month LIBOR + 3.000%
5.250%(c)	08/25/23	91	76,185
Hfotco, 7 Year Term Loan B, 1 Month LIBOR + 2.500%
4.742%(c)	06/26/25	219	219,861

			1,380,541

Oil & Gas Services — 0.0%
Apergy Corp.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.750%(c)	05/09/25	43	43,153
Brazos Delaware II LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.165%(c)	05/21/25	100	99,376
FTS International, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.742%(c)	04/16/21	93	93,510

			236,039

Packaging & Containers — 0.1%
Anchor Glass Container Corp.,
July 2017 Additional Term Loan, 1 - 3 Month LIBOR + 2.750%
5.022%(c)	12/07/23	122	109,526
Berlin Packaging LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
5.250%(c)	11/07/25	229	229,317
Berry Global, Inc.,
Term S Loan, 2 Month LIBOR + 1.750%
3.936%(c)	02/08/20	276	276,117
Term T Loan, 2 Month LIBOR + 1.750%
3.936%(c)	01/06/21	453	452,974

A582

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Packaging & Containers (cont’d.)
BWAY Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.581%(c)	04/03/24	123	$123,305
Caraustar Industries, Inc.,
Refinancing Term Loan, 3 Month LIBOR + 5.500%
7.886%(c)	03/14/22	246	248,158
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	05/16/24	50	49,623
Crown Americas LLC,
Dollar Term B Loan, 1 Month LIBOR + 3.500%
5.712%(c)	04/03/25	90	90,196
Flex Acquisition Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	12/29/23	301	300,874
Multi-Color Corp.,
Term B Loan, 3 Month LIBOR + 5.250%
7.592%(c)	10/31/24	50	49,811
Plastipak Packaging, Inc.,
Tranche B Term Loan (2018), 3 Month LIBOR + 3.500%
6.001%(c)	10/14/24	30	29,700
Printpack Holdings, Inc.,
New Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	07/26/23	88	87,869
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 - 3 Month LIBOR + 2.375%
4.557%(c)	02/05/23	524	526,654
SIG Combibloc US Acquisition, Inc. (Luxembourg),
Repriced Initial Dollar Term Loan, 1 Month LIBOR + 2.875%
5.117%(c)	03/11/22	321	321,544
Tricorbraun Holdings, Inc.,
First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.750%
6.084%(c)	11/30/23	112	112,258
6.084%(c)	11/30/23	11	11,283
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%
6.103%(c)	10/17/24	149	148,239

			3,167,448

Pharmaceuticals — 0.0%
HLF Financing Sarl,
Term B Loan, 1 Month LIBOR + 3.250%
5.492%(c)	08/18/25	115	115,719
Lannett Co., Inc.,
Initial Tranche A Term Loan, 1 Month LIBOR + 3.250%
5.415%(c)	11/25/20	9	8,300
Initial Tranche B Term Loan, 1 Month LIBOR + 2.500%
4.742%(c)	11/25/22	373	326,963
NVA Holdings, Inc.,
Term B-3 Loan (First Lien), 3 Month LIBOR + 9.000%
11.386%(c)	02/02/25	134	134,051
Valeant Pharmaceuticals International, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.375%
4.697%(c)	06/02/25	487	489,119
Vizient, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
4.992%(c)	02/13/23	111	111,778

			1,185,930

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Pipelines — 0.0%
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.492%(c)	06/24/24	99	$97,962
BCP Renaissance Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.842%(c)	10/31/24	125	125,714
GIP III Stetson I, L.P.,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.583%(c)	07/18/25	240	241,050
Limetree Bay Terminals LLC,
Advance, 1 Month LIBOR + 3.250%
5.446%(c)	02/15/24	68	66,014
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 4.500%
6.742%(c)	10/30/24	69	68,700
Traverse Midstream Partners LLC,
Advance, 1 Month LIBOR + 2.500%
4.742%(c)	09/27/24	80	80,429

			679,869

Private Equity — 0.0%
HarbourVest Partners LP,
Term Loan, 3 Month LIBOR + 5.500%
7.886%(c)	03/03/25	122	122,351

Real Estate — 0.0%
DTZ U.S. Borrower LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	08/21/25	250	250,625
Lightstone Group LLC,
Term Loan
— %(p)	01/01/24	119	117,802
— %(p)	01/01/24	6	6,327

			374,754

Real Estate Investment Trusts (REITs) — 0.0%
ESH Hospitality, Inc.,
Third Repriced Term Loans, 1 Month LIBOR + 3.500%
5.634%(c)	08/30/23	229	228,806
GEO Group, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.750%
6.000%(c)	03/22/24	103	103,166
RHP Hotel Properties LP,
Tranche B Term Loan, 1 - 3 Month LIBOR + 3.000%/PRIME + 3.000%
5.199%(c)	05/11/24	99	98,775
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.212%(c)	12/20/24	430	430,202

			860,949

Retail — 0.1%
1011778 B.C. Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR +2.250%
4.492%(c)	02/16/24	491	491,548
Academy Ltd.,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.104%(c)	07/01/22	120	93,145
ASHCO LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
7.242%(c)	09/25/24	694	700,340

A583

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Retail (cont’d.)
BJ’s Wholesale Club, Inc.,
2018 Other Term Loan, 1 Month LIBOR + 3.000%
5.148%(c)	02/05/24	368	$369,675
Burlington Coat Factory Warehouse Corp.,
Term B-5 Loan, 1 Month LIBOR + 2.500%
4.720%(c)	11/17/24	108	107,589
CEC Entertainment, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.250%
5.492%(c)	02/15/21	97	93,738
EG Group (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 4.000%
3.000%(c)	02/07/25	40	39,817
GOBP Holdings, Inc.,
Third Incremental Term Loan, 1 Month LIBOR + 2.000%
4.250%(c)	10/21/21	72	72,016
GYP Holdings III Corp.,
2018 Incremental Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	06/02/25	315	314,146
JC Penney Corp., Inc.,
Term Loan B, 1 - 3 Month LIBOR + 4.875%
7.212%(c)	06/23/23	89	81,836
KFC Holding Co.,
2018 Term B Loan, 3 Month LIBOR + 3.350%
5.727%(c)	04/03/25	245	245,069
K-Mac Holdings Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.567%(c)	03/14/25	70	69,824
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%
5.350%(c)	08/19/22	221	222,853
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 2.750%
4.931%(c)	03/11/22	99	86,863
Red Lobster Management LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 5.250%
7.490%(c)	07/28/21^	124	124,041
Smart & Final Stores LLC,
Term Loan (First Lien), 3 Month LIBOR + 3.250%
5.636%(c)	11/15/22	125	122,438
Sports Authority, Inc. (The),
Term B Loan, 1 - 3 Month LIBOR + 4.750%
6.693%(c)	11/16/17^	273	1,367
Tacala Investment Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.125%
5.367%(c)	01/31/25	70	69,933

			3,306,238

Semiconductors — 0.0%
Microchip Technology, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.250%
7.592%(c)	05/29/25	159	159,458

Software — 0.1%
Almonde, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.636%(c)	06/13/25	145	143,115
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
5.886%(c)	06/13/24	259	259,534

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Software (cont’d.)
Applied Systems, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%
5.386%(c)	09/19/24	124	$124,403
Aptean, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 9.500%
11.890%(c)	12/20/23	45	44,999
Term Loan B, 3 Month LIBOR + 4.250%
6.640%(c)	12/20/22	74	74,095
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	07/12/24	50	49,515
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.571%(c)	08/15/25	80	79,800
Ceridian HCM Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	04/30/25	125	125,078
Compuware Corp.,
Senior Secured Term Loan, 1 Month LIBOR + 3.500%
5.712%(c)	08/22/25	55	55,413
Cvent, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	11/30/24	124	124,375
Digicert Holdings, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	10/31/24	175	175,104
Dynatrace LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.250%
5.474%(c)	08/25/25	100	100,594
EagleView Technology Corp.,
First Lien Term Loan, 1 Month LIBOR + 3.500%
5.634%(c)	08/14/25	70	70,000
Epicor Software Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
5.474%(c)	06/01/22	360	361,386
EVO Payments International LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%
6.267%(c)	12/22/23	35	35,028
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 3.875%
6.090%(c)	07/08/22	529	529,587
Ivanti Software, Inc.,
Loan (Second Lien), 1 Month LIBOR + 6.000%
8.080%(c)	01/20/25	75	72,250
Term Loan (First Lien), 2 Month LIBOR + 3.000%
5.195%(c)	01/20/24	148	148,099
Kronos, Inc., 2018 New Incremental Term Loan, 1 Month LIBOR + 3.750%
6.000%(c)	11/01/23	645	648,109
MA Financeco LLC (United Kingdom),
Tranche B-2 Term Loan, 1 Month LIBOR + 4.000%
6.242%(c)	11/19/21	100	99,085
Tranche B-3 Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	06/21/24	61	60,456
MH Sub I LLC,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.625%
5.867%(c)	09/13/24	124	124,880

A584

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Software (cont’d.)
Mitchell International, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 5.250%
7.592%(c)	11/29/24	75	$74,390
Open Text Corp. (Canada),
Term Loan, 1 Month LIBOR + 1.750%
3.992%(c)	05/30/25	45	44,980
Press Ganey Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.000%
4.220%(c)	10/21/23	177	177,587
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%
4.992%(c)	05/30/25	120	119,401
Second Lien Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	05/29/26	60	59,700
SCS Holdings I, Inc.,
New Tranche B Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.742%(c)	10/30/22	86	86,261
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.354%(c)	06/21/24	407	404,424
Severin Acquisition LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
5.354%(c)	08/01/25	85	84,947
Solera LLC,
Dollar Term Loan, 3 Month LIBOR + 6.000%
7.500%(c)	03/03/23	357	357,438
Sophia LP,
Term B Loan, 3 Month LIBOR + 6.000%
7.500%(c)	09/30/22	237	237,713
SS&C Technologies, Inc.,
Term B-3 Loan, 3 Month LIBOR + 3.500%
5.886%(c)	04/16/25	163	163,532
Term B-4 Loan, 3 Month LIBOR + 3.500%
5.886%(c)	04/16/25	63	63,478
Term Loan, 3 Month LIBOR + 3.500%
5.886%(c)	04/16/25	60	59,975
SuperMoose Borrower LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.992%(c)	08/29/25	90	90,253
TIBCO Software, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%
5.750%(c)	12/04/20	88	88,901
Vertafore, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.492%(c)	07/02/25	250	250,955
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.492%(c)	07/02/26	75	75,352

			5,944,192

Telecommunications — 0.1%
Coral US Co-Borrower LLC,
Term B-4 Loan, 1 Month LIBOR + 2.250%
4.492%(c)	02/02/26	250	250,982
Frontier Communications Corp.,
Initial Loan, 3 Month LIBOR + 2.000%
4.350%(c)	03/31/21	353	345,957
Term B-1 Loan, 3 Month LIBOR + 1.750%
4.136%(c)	06/15/24	452	442,738

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Telecommunications (cont’d.)
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	05/31/25	100	$98,830
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	11/27/23	874	877,434
Tranche B-4 Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	01/02/24	100	105,000
Tranche B-5 Term Loan, 3 Month LIBOR + 3.000%
5.335%(c)	01/02/24	125	130,000
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 1.750%
3.992%(c)	02/22/24	420	420,933
Onvoy LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.500%
6.886%(c)	02/10/24	187	182,939
SBA Senior Finance II LLC,
Refinancing Term Loan, 1 Month LIBOR + 4.250%
6.492%(c)	04/04/25	75	74,859
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 4.250%
6.492%(c)	11/01/25	75	74,999
Initial Term Loan (First Lien), 1 Month LIBOR + 6.750%
8.992%(c)	11/01/24	124	124,063
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.990%(c)	02/02/24	220	220,649

			3,349,383

Transportation — 0.0%
Artic LNG Carries Ltd. (Marshall Islands),
Term Loan, 1 Month LIBOR + 4.500%
6.742%(c)	05/18/23	138	138,670
International Seaways Operating Corp.,
Initial Term Loan, 3 Month LIBOR + 3.750%
6.087%(c)	06/22/22^	108	107,779
Navios Maritime Partners LP (Monaco),
Initial Term Loan, 1 Month LIBOR + 3.750%
5.915%(c)	09/14/20	116	115,625

			362,074

Trucking & Leasing — 0.0%
Avolon TLB Borrower 1 LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 2.000%
4.165%(c)	01/15/25	125	125,037
IBC Capital Ltd. (Cayman Islands),
First Lien Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	09/11/23	75	75,060

			200,097

TOTAL BANK LOANS (cost $53,320,549)			53,046,390

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	2,426	2,421,087

A585

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A
2.808%	04/10/28	722	$717,819
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28	720	717,832
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class A3
3.356%	07/10/47	1,399	1,387,885
Series 2015-GC29, Class XA, IO
1.246%(cc)	04/10/48	8,867	445,163
Series 2015-GC33, Class XA, IO
1.099%(cc)	09/10/58	7,241	349,287
Series 2016-P6, Class XA, IO
0.964%(cc)	12/10/49	6,920	289,571
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.822%	10/15/45	696	682,531
Series 2012-LC4, Class A4
3.288%	12/10/44	1,210	1,204,432
Series 2013-CR6, Class A4
3.101%	03/10/46	1,590	1,570,005
Series 2013-CR7, Class AM, 144A
3.314%	03/10/46	568	555,305
Series 2014-CR15, Class A2
2.928%	02/10/47	710	710,050
Series 2014-CR17, Class XA, IO
1.241%(cc)	05/10/47	5,498	215,600
Series 2014-CR19, Class XA, IO
1.344%(cc)	08/10/47	1,464	62,006
Series 2014-LC17, Class XA, IO
1.072%(cc)	10/10/47	7,012	205,302
Series 2014-UBS4, Class XA, IO
1.337%(cc)	08/10/47	9,040	412,658
Series 2014-UBS6, Class XA, IO
1.111%(cc)	12/10/47	4,989	204,196
Series 2015-DC1, Class XA, IO
1.276%(cc)	02/10/48	12,495	583,557
Fannie Mae Grantor Trust,
Series 2017-T1, Class A
2.898%	06/25/27	2,941	2,786,578
FHLMC Multifamily Structured Pass-Through Certificates,
Series K063, Class A1
3.045%	08/25/26	1,134	1,118,925
Series K066, Class A2
3.117%	06/25/27	600	581,238
Series K069, Class A2
3.187%(cc)	09/25/27	700	679,335
Series K072, Class A2
3.444%	12/25/27	200	197,636
Series K073, Class A2
3.350%	01/25/28	1,700	1,667,266
Series K075, Class A2
3.650%(cc)	02/25/28	1,700	1,710,901
Series K076, Class A2
3.900%	06/25/51	1,300	1,330,045
Series K077, Class A2
3.850%(cc)	05/25/28	1,351	1,375,870
Series K078, Class A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.854%	06/25/28	900	$916,882
Series K079, Class A1
3.729%	02/25/28	1,023	1,038,655
Series K079, Class A2
3.926%	06/25/28	2,281	2,337,353
Series K155, Class A1
3.750%	11/25/29	50	50,129
Series K155, Class A2
3.750%	11/25/32	900	899,423
Series K157, Class A2
3.990%(cc)	05/25/33	900	917,234
Series KP04, Class AG1, 1 Month LIBOR + 0.220%
2.334%(c)	07/25/20	700	700,370
Series KP04, Class AG2, 1 Month LIBOR + 0.200%
2.314%(c)	10/25/19	1,300	1,300,139
GS Mortgage Securities Corp. Trust,
Series 2018-3PCK, Class A, 1 Month LIBOR + 1.450%, 144A
3.600%(c)	09/15/21	1,700	1,700,071
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3
3.482%	01/10/45	989	993,293
Series 2012-GC6, Class AS, 144A
4.948%	01/10/45	1,530	1,583,418
Series 2013-GC12, Class XA, IO
1.576%(cc)	06/10/46	2,379	124,498
Series 2013-GC13, Class AS, 144A
4.218%(cc)	07/10/46	2,300	2,359,196
Series 2015-GC34, Class XA, IO
1.499%(cc)	10/10/48	4,111	278,286
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
1.278%(cc)	04/15/47	1,799	34,035
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	2,088	2,116,323
Series 2013-C10, Class A5
3.143%	12/15/47	740	730,368
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	1,400	1,433,764
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,856,437
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	2,000	97,845
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4
2.918%	02/15/46	1,958	1,916,260
Series 2013-C11, Class A4
4.303%(cc)	08/15/46	464	475,972
Series 2014-C17, Class ASB
3.477%	08/15/47	660	658,082
Series 2015-C25, Class XA, IO
1.275%(cc)	10/15/48	4,710	268,677
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 144A
4.661%	06/15/44	720	740,612
Series 2018-BOP, Class A, 1 Month LIBOR + 0.850%, 144A

A586

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.008%(c)	08/15/33	1,710	$1,711,068
MSCG Trust,
Series 2016-SNR, Class A, 144A
3.460%(cc)	11/15/34	1,153	1,119,823
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
3.258%(c)	03/15/33	2,310	2,318,946
UBS Commercial Mortgage Trust,
Series 2017-C7, Class XA, IO
1.226%(cc)	12/15/50	4,274	304,160
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class ASEC, 144A
4.179%	05/10/63	824	830,110
Series 2013-C6, Class A3FL, 1 Month LIBOR + 0.790%, 144A
2.929%(c)	04/10/46	1,178	1,196,176
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.233%(cc)	11/15/48	4,387	252,971
Series 2018-C46, Class XA, IO
1.117%(cc)	08/15/51	2,867	183,389
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3
2.870%	11/15/45	1,115	1,091,439
Series 2013-C11, Class A5
3.071%	03/15/45	1,737	1,710,646
Series 2013-C12, Class A4
3.198%	03/15/48	1,254	1,238,717
Series 2013-C14, Class A3FL, 1 Month LIBOR + 0.720%, 144A
2.878%(c)	06/15/46	1,190	1,193,329
Series 2014-C24, Class XA, IO
1.030%(cc)	11/15/47	2,788	106,862
Series 2014-LC14, Class XA, IO
1.456%(cc)	03/15/47	2,752	113,336

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $64,231,079)			63,080,374

CORPORATE BONDS — 10.0%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,036,005
3.800%	10/07/24	963	954,116
4.750%	10/07/44	458	465,504
Harris Corp.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,200	1,204,315
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.090%	09/15/52	185	176,127
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	250	237,490
4.030%	10/15/47	1,570	1,472,322

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
3.350%	08/16/21		940	$938,683
4.625%	11/16/48		1,200	1,206,683

				7,691,245

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
5.375%	01/31/44		300	322,631
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
4.540%	08/15/47		1,200	1,105,418
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22		710	702,700
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	07/21/22		715	711,773
4.250%	07/21/25		500	495,940
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.250%	11/10/44		200	188,430
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20		303	302,381
4.000%	06/12/22		945	950,835
4.450%	06/12/25		91	91,671
5.700%	08/15/35		66	70,491
5.850%	08/15/45		600	652,486
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25		100	92,500

				5,687,256

Airlines — 0.1%
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	10/15/25		600	578,819
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,000	991,909
3.400%	04/19/21		539	535,679
3.800%	04/19/23		1,000	982,225
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	03/01/26		1,961	1,957,143

				5,045,775

Auto Manufacturers — 0.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN
1.700%	09/09/21	(a)	1,148	1,099,362
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.700%	04/06/22		2,351	2,284,005
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21		1,010	983,660

A587

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
2.850%	01/06/22		1,795	$1,751,147
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		906	754,404
5.291%	12/08/46	(a)	325	289,464
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.681%	01/09/20		1,136	1,124,179
3.339%	03/28/22		675	652,295
4.140%	02/15/23	(a)	1,100	1,082,029
4.250%	09/20/22		1,200	1,188,448
5.875%	08/02/21		550	575,208
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		90	84,115
5.150%	04/01/38		600	558,048
5.200%	04/01/45		203	184,416
5.400%	04/01/48	(a)	585	546,074
6.750%	04/01/46		217	234,882
General Motors Financial Co., Inc.,
Gtd. Notes
2.650%	04/13/20		970	960,582
3.150%	01/15/20		950	948,355
3.250%	01/05/23		1,000	964,296
4.000%	10/06/26		500	469,828
4.350%	04/09/25		1,100	1,079,412
Sr. Unsec’d. Notes
4.150%	06/19/23		1,400	1,394,401
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19		709	707,955
Sr. Unsec’d. Notes, MTN, 144A
3.000%	10/30/20		1,060	1,043,519
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		1,730	1,721,189

				22,681,273

Banks — 2.4%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
2.125%	08/19/20		749	734,377
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19		1,200	1,201,056
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
2.625%	04/19/21		3,475	3,419,216
3.500%	04/19/26		900	870,131
Sr. Unsec’d. Notes, MTN
3.970%	03/05/29		2,200	2,146,561
4.125%	01/22/24		900	914,372
Sub. Notes
6.110%	01/29/37		1,468	1,688,273
7.750%	05/14/38		600	809,862
Sub. Notes, MTN
4.200%	08/26/24		1,178	1,183,507
4.250%	10/22/26		520	514,041
4.450%	03/03/26		620	620,748

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23		500	$499,154
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25		1,040	1,040,502
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19		450	447,345
3.200%	08/10/21		687	674,405
3.250%	01/12/21		1,040	1,025,982
3.684%	01/10/23		1,200	1,168,684
Sub. Notes
4.836%	05/09/28		487	457,245
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19		710	709,394
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
2.550%	06/16/22		757	731,216
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23		1,000	969,106
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21		1,070	1,053,769
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	(a)	1,000	1,002,449
Citibank NA,
Sr. Unsec’d. Notes
2.000%	03/20/19		900	897,575
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21		914	886,416
2.700%	03/30/21		2,780	2,733,078
2.700%	10/27/22		500	480,794
2.750%	04/25/22		750	727,481
3.878%	01/24/39		500	460,736
4.075%	04/23/29		1,300	1,275,944
4.650%	07/30/45		175	176,601
4.650%	07/23/48		300	303,402
8.125%	07/15/39		667	962,791
Sub. Notes
4.400%	06/10/25		1,000	1,000,167
4.600%	03/09/26		420	422,779
5.500%	09/13/25		607	646,659
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	10/30/20		771	751,038
2.650%	05/26/22		500	480,802
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21		259	249,875
Sub. Notes
4.350%	08/01/25		565	557,791
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19		882	878,039

A588

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
2.750%	03/10/22	1,350	$1,311,635
Compass Bank,
Sr. Unsec’d. Notes
2.875%	06/29/22	503	484,324
3.500%	06/11/21	1,400	1,392,926
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	528	536,049
Credit Suisse AG (Switzerland),
Sub. Notes, MTN
5.400%	01/14/20	500	513,159
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	890	872,198
4.207%	06/12/24	1,400	1,395,206
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,074	1,069,695
3.800%	09/15/22	870	865,829
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.875%	09/12/23	1,000	979,434
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	1,130	1,127,202
2.700%	07/13/20	940	920,791
3.150%	01/22/21	1,200	1,172,645
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19	910	907,552
Sub. Notes
4.875%	12/01/32	427	379,411
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20	480	476,977
3.200%	08/09/21	500	493,415
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	1,430	1,950,174
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,322,947
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.200%	02/23/23	3,300	3,227,716
3.500%	11/16/26	1,100	1,043,891
3.750%	02/25/26	750	728,748
4.017%	10/31/38	450	417,116
4.223%	05/01/29	1,600	1,576,571
4.411%	04/23/39	200	193,862
6.250%	02/01/41	691	830,536
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	200	204,112
Sub. Notes
6.750%	10/01/37	520	625,537
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%	03/13/23	2,160	2,116,376

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.950%	05/18/24	(a)	1,800	$1,788,240
4.041%	03/13/28		454	437,358
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22		690	660,828
4.000%	05/15/25		515	514,124
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, MTN, 144A
2.700%	08/17/20		853	842,051
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		200	195,084
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23		1,300	1,203,517
Sub. Notes, MTN, 144A
5.017%	06/26/24		700	631,670
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21		2,600	2,553,339
3.514%	06/18/22		1,200	1,201,246
3.797%	07/23/24		1,000	998,619
3.882%	07/24/38		400	373,596
3.897%	01/23/49		250	225,703
4.005%	04/23/29		1,300	1,277,976
4.032%	07/24/48		300	278,461
4.625%	05/10/21		700	722,052
5.400%	01/06/42		751	844,310
5.600%	07/15/41		125	144,285
Sub. Notes
3.875%	09/10/24		723	716,100
4.125%	12/15/26		710	704,769
KeyBank NA,
Sr. Unsec’d. Notes
2.350%	03/08/19		630	629,383
2.500%	12/15/19		710	706,201
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%	11/07/23		952	908,220
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.500%	05/18/22		750	723,691
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21		725	715,059
2.998%	02/22/22		680	665,386
3.455%	03/02/23		1,000	987,023
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%	04/24/24		1,115	1,105,530
4.375%	01/22/47		600	583,074
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21		850	830,498
3.125%	01/23/23		980	955,632
3.875%	01/27/26		2,770	2,722,810
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21		1,680	1,633,482
3.971%	07/22/38		1,000	933,666
4.300%	01/27/45		500	481,717

A589

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.375%	07/24/42		612	$763,024
Sub. Notes, MTN
4.875%	11/01/22		430	445,518
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		480	473,778
PNC Bank NA,
Sr. Unsec’d. Notes
1.450%	07/29/19		450	445,192
Regions Bank,
Sub. Notes
6.450%	06/26/37		559	655,138
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22		1,490	1,436,838
3.200%	02/08/21		633	630,050
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	07/29/19		910	900,625
2.350%	10/30/20		1,050	1,032,910
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%	06/25/24		1,723	1,718,106
Sub. Notes
5.125%	05/28/24		720	720,548
6.000%	12/19/23		1,243	1,293,117
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		1,150	1,108,976
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21		630	621,479
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22		1,448	1,390,688
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21		1,600	1,538,295
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.450%	12/01/20		1,000	979,261
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23		600	587,916
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	(a)	630	604,243
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21		1,108	1,066,964
3.900%	05/01/45		800	745,571
Sr. Unsec’d. Notes, GMTN
2.600%	07/22/20		670	663,354
Sub. Notes
5.375%	11/02/43		767	824,015
Sub. Notes, GMTN
4.300%	07/22/27		710	707,312
4.900%	11/17/45		250	253,285
Sub. Notes, MTN

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.650%	11/04/44	500	$486,680
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.550%	08/14/23	1,100	1,094,846
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.800%	01/11/22	677	661,764

			121,653,590

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	1,310	1,290,979
3.300%	02/01/23	1,310	1,295,150
4.700%	02/01/36	927	928,244
4.900%	02/01/46	1,677	1,695,985
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	1,400	1,379,943
4.600%	04/15/48	900	871,816
4.750%	04/15/58	1,300	1,261,838
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42	300	297,457

			9,021,412

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/01/20	960	944,947
4.400%	05/01/45	200	193,607
4.663%	06/15/51	435	430,353
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45	75	80,555

			1,649,462

Building Materials — 0.1%
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	1,700	1,647,154
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	610	609,676

			2,256,830

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
2.450%	05/01/20	950	939,157
3.300%	05/01/23	1,000	986,791
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%), 144A
6.084%(c)	06/15/22	150	150,054
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	728	752,859

A590

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22		85	$86,913
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		1,350	1,318,433
5.250%	07/15/43		400	408,261
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27		500	467,904
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22		1,900	1,855,580
4.250%	11/15/23		328	331,376
5.625%	11/15/43		1,000	1,023,759
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26		248	239,765
4.900%	06/01/43		400	393,759
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	06/01/47		600	577,073
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/20		55	54,863

				9,586,547

Commercial Services — 0.1%
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		250	225,443
Moody’s Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23		1,100	1,054,749
2.750%	12/15/21		240	234,729
3.250%	06/07/21		1,726	1,717,024
5.250%	07/15/44		850	927,383
S&P Global, Inc.,
Gtd. Notes
4.500%	05/15/48		400	399,304
Western Union Co. (The),
Sr. Unsec’d. Notes
4.250%	06/09/23		1,200	1,196,512

				5,755,144

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/11/27		1,000	966,824
3.850%	05/04/43		436	419,666
4.375%	05/13/45	(a)	233	242,262
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		72	72,182
4.420%	06/15/21		1,600	1,624,122
5.450%	06/15/23		1,830	1,924,492
6.020%	06/15/26		650	694,741
8.350%	07/15/46	(a)	1,300	1,618,181

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	70	$67,113
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.400%	10/15/22	760	780,629

			8,410,212

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	1,450	1,397,023
3.500%	05/26/22	498	488,604
4.125%	07/03/23	1,144	1,135,577
5.000%	10/01/21	720	740,582
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	750	732,602
2.625%	07/01/22	800	765,737
3.375%	06/01/21	440	437,169
4.750%	03/01/20	500	508,426
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22	1,490	1,542,418
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.500%	06/20/28	500	502,046
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	2,025	1,905,838
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	357	353,992
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	1,130	1,195,354
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19	526	524,928
3.750%	08/15/21	745	739,956
4.250%	08/15/24	250	241,533
USAA Capital Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	06/01/21	641	617,838

			13,829,623

Electric — 0.8%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20	1,000	978,681
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.400%	02/01/20	710	704,134
3.250%	04/15/28	1,000	946,753
5.150%	11/15/43	1,130	1,224,528
6.125%	04/01/36	658	796,558
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes
3.743%	05/01/26	578	545,614

A591

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	$404,204
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,300	1,226,153
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	204,731
4.500%	05/15/58	500	494,705
Dominion Energy, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.825%
5.221%(c)	06/30/66	1,000	989,999
Sr. Unsec’d. Notes
2.000%	08/15/21	1,381	1,319,671
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21	821	785,226
3.750%	09/01/46	1,650	1,449,946
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43	742	808,853
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	500	466,298
6.400%	09/15/20	2,246	2,351,461
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	474,390
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	304	295,111
4.750%	06/15/46	1,110	1,081,642
Eversource Energy,
Sr. Unsec’d. Notes
2.500%	03/15/21	1,369	1,344,825
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	2,550	2,505,496
Sr. Unsec’d. Notes
2.850%	06/15/20	314	311,238
3.950%	06/15/25	473	471,623
4.450%	04/15/46	802	777,485
5.100%	06/15/45	500	527,101
FirstEnergy Corp.,
Sr. Unsec’d. Notes
4.250%	03/15/23	1,500	1,523,326
4.850%	07/15/47	300	305,178
7.375%	11/15/31	200	258,147
Florida Power & Light Co.,
First Mortgage
4.125%	06/01/48	700	701,652
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	968,388
3.700%	09/01/24	643	623,670
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	1,030	987,995

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	(a)	600	$562,634
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42		457	389,185
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.000%	11/15/21		920	876,154
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25		1,000	964,744
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20		898	885,815
2.850%	11/15/20		1,040	1,027,489
3.400%	02/01/28		1,050	982,829
3.800%	02/01/38		2,000	1,804,366
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21		1,075	1,042,355
4.250%	07/01/36		250	237,764
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		500	482,295
4.350%	05/15/44		200	194,617
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		750	730,521
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
4.426%(c)	05/15/67		1,300	1,259,323
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21		630	617,169

				40,912,042

Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21		351	346,099
3.200%	04/01/24		482	462,344
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		1,057	1,024,095

				1,832,538

Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.150%	03/15/28	(a)	825	787,493
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21		577	573,260
3.700%	10/17/23		1,620	1,610,080
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		400	353,279
5.000%	06/04/42		61	58,245

A592

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)

			$3,382,357

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
2.650%	11/17/22	1,000	954,318
4.375%	05/15/47	1,600	1,527,968
4.800%	02/15/44	423	428,155
5.250%	02/15/43	250	264,369
Sr. Unsec’d. Notes, 144A
3.650%	06/15/23	1,800	1,777,550
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47	1,825	1,738,216

			6,690,576

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	1,425	1,407,186
4.750%	11/30/36	1,715	1,825,174
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	307	298,479
3.363%	06/06/24	418	403,864
3.700%	06/06/27	1,100	1,051,861
4.685%	12/15/44	277	273,122
Boston Scientific Corp.,
Sr. Unsec’d. Notes
7.000%	11/15/35	300	375,997
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22	945	936,309
5.300%	02/01/44	32	34,994

			6,606,986

Healthcare-Services — 0.3%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	700	778,830
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	1,440	1,396,384
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	487,769
Dartmouth-Hitchcock Health,
Sec’d. Notes
4.178%	08/01/48	400	386,095
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	07/15/23	1,415	1,410,671
4.125%	11/15/25	685	683,048
4.375%	10/15/28	1,766	1,760,856
4.800%	08/15/38	1,011	1,013,835
Sr. Unsec’d. Notes, 144A
4.900%	12/15/48	1,099	1,091,062
Montefiore Obligated Group,
Unsec’d. Notes
5.246%	11/01/48	334	333,785

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44		200	$211,516
South Nassau Communities Hospital,
Unsec’d. Notes
4.649%	08/01/48		300	295,184
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22		60	62,625
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21		630	615,164
2.875%	12/15/21		470	464,667
3.350%	07/15/22		1,304	1,302,185
3.750%	07/15/25		500	502,378
4.200%	01/15/47		200	198,109
4.625%	07/15/35		480	510,956
4.750%	07/15/45		1,115	1,193,268

				14,698,387

Home Builders — 0.0%
D.R. Horton, Inc.,
Gtd. Notes
2.550%	12/01/20		1,200	1,175,435
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	(a)	400	381,000

				1,556,435

Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		1,700	1,666,668
Sr. Unsec’d. Notes, MTN, 144A
2.250%	03/11/19		454	451,472
American International Group, Inc.,
Jr. Sub. Notes
5.750%	04/01/48		800	776,999
Sr. Unsec’d. Notes
4.200%	04/01/28		1,500	1,484,216
4.750%	04/01/48		500	491,532
4.800%	07/10/45		500	494,811
6.400%	12/15/20		190	202,155
Aon Corp.,
Gtd. Notes
5.000%	09/30/20		1,045	1,075,749
Aon PLC,
Gtd. Notes
3.875%	12/15/25		840	831,906
4.450%	05/24/43		500	474,367
4.750%	05/15/45		480	480,200
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.350%	04/20/28		1,600	1,547,892
5.000%	04/20/48		1,300	1,214,356
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.850%	01/24/77		550	539,199
4.875%	06/19/64		150	150,137

A593

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	500	$473,846
4.400%	03/15/48	700	675,548
5.125%	04/15/22	764	801,259
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	373	386,311
5.000%	06/01/21	669	688,606
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	1,609	1,659,903
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	250	233,674
4.900%	04/01/77	250	246,729
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	04/13/22	1,000	968,932
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	800	748,462
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.650%	04/08/22	990	963,233
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,324,388
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	291	290,601
4.125%	11/01/24	197	194,799
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%	10/24/67	500	449,605
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	520	546,448
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	485,069
4.900%	09/15/44	935	993,263
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	2,560	2,528,020
5.750%	08/15/42	700	733,787
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	500	476,344
4.800%	06/15/46	200	197,263
5.700%	07/15/43	350	384,027
Gtd. Notes, 144A
4.700%	01/23/48	450	400,500
Willis North America, Inc.,
Gtd. Notes
4.500%	09/15/28	1,000	999,717

			29,731,993

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	1,010	$974,470
4.250%	08/22/57	1,800	1,799,157

			2,773,627

Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/25	725	695,173

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/10/39	123	144,095

Lodging — 0.0%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	08/08/25	740	738,336

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	850	829,228
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	520	516,627
3.650%	09/15/23	450	446,964
Wabtec Corp.,
Gtd. Notes
4.150%	03/15/24	1,400	1,390,152

			3,182,971

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	1,220	1,254,487
4.750%	09/15/44	500	535,451
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	1,400	1,423,441
4.908%	07/23/25	720	731,108
5.375%	05/01/47	1,660	1,572,859
6.484%	10/23/45	400	429,993
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22	1,323	1,245,663
4.500%	01/15/43	1,168	1,122,985
4.600%	08/15/45	1,000	979,198
5.150%	03/01/20	1,642	1,688,191
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	1,040	994,707
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	290,153
5.875%	11/15/40	900	908,651
6.550%	05/01/37	200	216,954

			13,393,841

A594

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%	10/19/75		587	$643,499
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35		650	804,375

				1,447,874

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44		170	160,347
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43		150	172,371
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44		395	399,688

				732,406

Oil & Gas — 0.5%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		429	526,283
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	07/15/44		500	457,964
4.850%	03/15/21		640	657,726
6.600%	03/15/46		850	999,595
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44		1,400	1,241,052
4.750%	04/15/43		250	236,208
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.814%	02/10/24		1,700	1,720,045
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21		1,595	1,586,485
3.900%	02/01/25		1,009	996,018
5.850%	02/01/35		250	277,347
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47		300	311,127
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		540	517,287
4.250%	04/15/27	(a)	250	241,663
5.200%	09/15/43		1,000	963,185
5.400%	06/15/47		400	400,136
5.700%	10/15/19		777	795,249
Chesapeake Energy Corp.,
Gtd. Notes, 3 Month LIBOR + 3.250%
5.589%(c)	04/15/19		125	125,156
ConocoPhillips Co.,
Gtd. Notes
6.500%	02/01/39		365	473,834
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		515	643,059

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21		75	$81,094
9.250%	03/31/22		50	54,000
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/14/47		240	215,040
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.200%	11/01/31		200	242,356
7.375%	11/01/31		410	501,434
8.125%	09/15/30		1,130	1,446,241
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20		1,451	1,416,352
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		900	947,845
7.300%	08/15/31		200	230,998
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		400	498,197
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		300	351,051
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		150	145,298
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22		500	514,999
6.000%	03/05/20		637	655,792
6.375%	01/23/45		400	370,400
Gtd. Notes, 144A
5.350%	02/12/28		600	565,499
6.350%	02/12/48		574	525,784
Gtd. Notes, MTN
4.625%	09/21/23		820	812,619
6.750%	09/21/47	(a)	2,536	2,419,826
6.875%	08/04/26		585	617,117
Phillips 66,
Gtd. Notes
4.650%	11/15/34		135	136,914
4.875%	11/15/44		241	249,820
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		250	308,878
6.850%	06/01/39		500	637,638

				27,114,611

Oil & Gas Services — 0.0%
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18	(a)	1,392	1,391,968

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22		200	197,000

A595

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes, 3 Month LIBOR + 3.500%, 144A
5.839%(c)	07/15/21	125	$126,719

			323,719

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	964	953,196
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20	1,199	1,197,513
4.550%	03/15/35	1,131	1,100,134
4.850%	06/15/44	600	593,084
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25	55	59,194
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	501	497,921
4.400%	07/15/44	100	88,962
4.625%	06/25/38	900	861,651
4.875%	06/25/48	850	824,496
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.900%	09/15/45	350	331,228
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	675	651,527
3.700%	03/09/23	600	596,860
4.100%	03/25/25	2,089	2,083,407
4.300%	03/25/28	1,130	1,121,140
4.780%	03/25/38	2,417	2,405,420
4.875%	07/20/35	1,200	1,205,832
5.125%	07/20/45	708	727,849
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21	541	541,510
4.272%	08/28/23	372	373,507
4.900%	08/28/28	662	672,129
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	371	365,105
4.750%	11/15/21	658	679,141
4.800%	07/15/46	500	487,995
6.125%	11/15/41	31	34,761
McKesson Corp.,
Sr. Unsec’d. Notes
3.950%	02/16/28(a)	525	506,944
Mylan NV,
Gtd. Notes
2.500%	06/07/19	371	369,641
5.250%	06/15/46	500	467,676
Mylan, Inc.,
Gtd. Notes, 144A
4.550%	04/15/28	1,210	1,176,296

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21	363	$359,384
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	2,146	2,072,796
2.875%	09/23/23	275	261,893
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	340	302,750
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20	413	414,766

			24,385,708

Pipelines — 0.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	840	812,303
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	661	659,903
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	792	790,772
Gtd. Notes, 144A
4.750%	09/30/21	216	219,239
5.350%	03/15/20	1,435	1,467,288
5.850%	05/21/43	1,594	1,474,450
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24	300	292,305
4.250%	12/01/26	167	168,060
4.500%	06/10/44	250	242,629
5.500%	12/01/46	550	614,039
Energy Transfer Partners LP,
Gtd. Notes
3.600%	02/01/23	1,100	1,081,040
4.200%	09/15/23	885	892,025
6.000%	06/15/48	428	456,334
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21	640	631,945
4.900%	05/15/46	825	853,186
5.100%	02/15/45	1,404	1,478,983
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	500	507,711
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.950%	09/01/22	344	346,238
5.000%	10/01/21	928	964,172
6.500%	09/01/39	200	225,810
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	835	834,080
5.050%	02/15/46	1,300	1,300,678

A596

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23		1,560	$1,527,213
4.000%	02/15/25		220	216,938
4.500%	07/15/23		500	512,633
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19		430	426,658
3.650%	06/01/22		2,303	2,274,832
3.850%	10/15/23		1,223	1,204,347
4.650%	10/15/25		450	454,697
4.900%	02/15/45		500	463,894
5.150%	06/01/42		392	369,488
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24		960	956,203
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26		612	576,262
4.500%	03/15/45		321	307,067
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47		1,317	1,302,734
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.125%	01/15/19		788	788,805
4.625%	03/01/34		350	351,270
7.625%	01/15/39		500	665,745
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		317	315,616
5.375%	06/01/21		795	821,700
5.450%	04/01/44		1,000	942,033
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22		2,150	2,136,009
3.700%	01/15/23	(a)	372	368,127
4.300%	03/04/24		710	716,298
4.550%	06/24/24		860	873,747
5.100%	09/15/45		500	502,595
5.400%	03/04/44		400	412,185
5.750%	06/24/44		600	642,100

				36,442,386

Real Estate — 0.0%
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	982,652

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		224	221,964
4.700%	07/01/30		1,836	1,854,624
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.625%	10/01/20		1,370	1,376,474
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25		500	478,398

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.850%	02/01/23		1,190	$1,194,888
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23		1,342	1,333,232
4.550%	10/01/29		450	438,654
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		710	684,143
3.875%	08/15/22		437	433,869
4.125%	06/15/26		502	486,720
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24		929	939,616
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21		710	702,053
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		487	461,435
4.250%	02/01/26	(a)	450	439,460
4.625%	07/15/22		616	629,841
Digital Realty Trust LP,
Gtd. Notes
3.400%	10/01/20		780	780,742
3.950%	07/01/22		715	719,466
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		940	948,403
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		710	707,183
4.500%	06/01/45		700	702,896
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		750	733,327
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.950%	07/01/22	(a)	966	934,299
Hudson Pacific Properties LP,
Gtd. Notes
3.950%	11/01/27		435	404,982
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21		710	702,894
3.300%	02/01/25		1,508	1,430,817
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	502,947
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24		940	951,227
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,452,725
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23		434	430,363
4.500%	01/15/25		490	480,553
4.500%	04/01/27		150	143,566

A597

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.750%	01/15/28(a)	500	$485,599
4.950%	04/01/24	481	487,747
5.250%	01/15/26	1,085	1,098,664
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24	710	693,604
SBA Tower Trust,
Mortgage, 144A
3.156%	10/08/20	780	774,149
3.168%	04/11/22	990	970,752
Simon Property Group LP,
Sr. Unsec’d. Notes
2.350%	01/30/22	585	565,271
2.625%	06/15/22	752	729,261
4.750%	03/15/42	393	410,718
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	700	669,842
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	628	606,155
4.375%	02/01/45	1,100	999,583
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22	1,740	1,707,139
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20	710	702,740
Welltower, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/23	1,092	1,091,247
4.950%	09/01/48	400	397,233

			36,091,465

Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	07/15/23	1,120	1,091,092
3.700%	04/15/22	1,175	1,179,704
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
3.700%	05/15/23	1,400	1,381,893
4.000%	05/15/25	830	814,124
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	681	662,567
2.750%	12/09/20	639	634,332
4.700%	12/09/35	365	379,413
4.875%	12/09/45	1,423	1,488,152
6.300%	03/01/38	188	226,015
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.350%	06/01/28	500	501,888
Starbucks Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/25	2,058	2,044,404
4.500%	11/15/48	800	786,789

			11,190,373

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors — 0.0%
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21	533	$529,877
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21	920	893,427

			1,423,304

Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/23	450	449,888
Microsoft Corp.,
Sr. Unsec’d. Notes
4.750%	11/03/55	117	132,267
4.875%	12/15/43	385	434,261
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	07/15/40	215	244,733

			1,261,149

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21	420	413,814
3.000%	06/30/22(a)	309	301,349
3.400%	05/15/25	720	685,490
3.600%	02/17/23	411	408,348
4.500%	05/15/35	905	845,509
5.150%	03/15/42	250	241,289
5.550%	08/15/41	1,808	1,829,245
Sr. Unsec’d. Notes, 144A
5.150%	02/15/50	1,200	1,138,095
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/21	700	674,983
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	914	928,997
4.300%	02/15/48	325	313,003
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	08/15/21(a)	500	479,554
2.946%	03/15/22	2,100	2,066,658
3.125%	03/16/22(a)	850	841,795
4.522%	09/15/48	625	594,359
4.862%	08/21/46	3,578	3,569,109
5.012%	08/21/54	1,300	1,304,320
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25	450	446,519
4.375%	05/30/28(a)	500	492,614
5.250%	05/30/48	500	501,997

			18,077,047

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	400	394,512

A598

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
4.150%	12/15/48	500	$494,430
CH Robinson Worldwide, Inc.,
Sr. Unsec’d. Notes
4.200%	04/15/28	433	426,403
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50	600	541,925
4.100%	03/15/44	447	421,992
4.650%	03/01/68	400	386,595
FedEx Corp.,
Gtd. Notes
4.050%	02/15/48	150	136,114
4.400%	01/15/47	300	286,551
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.100%	08/01/2118	300	296,175

			3,384,697

Trucking & Leasing — 0.0%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.125%	10/01/23	125	126,348
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.000%	08/01/20	30	29,663

			156,011

TOTAL CORPORATE BONDS (cost $512,645,641)			504,013,096

MUNICIPAL BONDS — 0.1%
California — 0.1%
State of California,
General Obligation Unlimited, BABs
7.350%	11/01/39	500	702,195
7.550%	04/01/39	1,300	1,897,454

			2,599,649

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	1,370	1,385,755

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
2.850%	02/01/24	745	722,456
New York City Water & Sewer System,
Revenue Bonds, BABs
6.011%	06/15/42	200	256,084
New York State Urban Development Corp.,
Revenue Bonds
2.670%	03/15/23	615	600,197

			1,578,737

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	295	462,159

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Revenue Bonds
5.050%	08/15/49	205	$208,221

TOTAL MUNICIPAL BONDS (cost $6,203,110)			6,234,521

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Funding Corp.,
Series 2015-R3, Class 10A1, 1 Month LIBOR + 0.140%, 144A
2.205%(c)	06/27/36	1,067	1,040,459
Banc of America Funding Trust,
Series 2010-R3, Class 1A1, 144A
4.184%(cc)	12/26/35	48	48,116
BCAP LLC Trust,
Series 2010-RR2, Class 5A2, 144A
5.000%(cc)	12/26/36	256	254,734
Series 2010-RR11, Class 6A1, 144A
3.729%(cc)	03/27/36	631	629,053
Series 2012-RR5, Class 8A5, 144A
2.277%(cc)	07/26/36	161	158,042
Citigroup Mortgage Loan Trust,
Series 2009-5, Class 5A1, 144A
4.179%(cc)	01/25/37	110	111,918
Series 2014-8, Class 2A1, 144A
3.450%(cc)	06/27/37	1,327	1,302,979
CSMC Trust,
Series 2009-5R, Class 2A2, 144A
3.923%(cc)	06/25/36	22	22,091
Series 2010-9R, Class 2A5, 144A
4.000%(cc)	02/27/38	293	298,263
Series 2014-3R, Class 2A1, 1 Month LIBOR + 0.700%, 144A
2.765%(c)	05/27/37	422	416,044
Series 2015-1R, Class 6A1, 1 Month LIBOR + 0.280%, 144A
2.345%(c)	05/27/37	976	961,940
Fannie Mae REMICS,
Series 2005-47, Class SW, IO, 1 Month LIBOR +6.720%
4.504%(c)	06/25/35	2,045	265,928
Series 2005-79, Class ZC
5.900%	09/25/35	84	92,948
Series 2006-116, Class SG, IO, 1 Month LIBOR +6.640%
4.424%(c)	12/25/36	1,665	246,176
Series 2007-40, Class SE, IO, 1 Month LIBOR +6.440%
4.224%(c)	05/25/37	969	125,927
Series 2010-95, Class ZC
5.000%	09/25/40	841	882,358
Series 2010-135, Class ZA
4.500%	12/25/40	220	230,671
Series 2010-150, Class ZC
4.750%	01/25/41	414	428,117
Series 2011-4, Class PZ
5.000%	02/25/41	178	192,540
Series 2012-9, Class SH, IO, 1 Month LIBOR + 6.550%
4.334%(c)	06/25/41	173	22,030
Series 2012-14, Class JS, IO, 1 Month LIBOR + 6.650%

A599

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.434%(c)	12/25/30	133	$13,689
Series 2012-67, Class AI, IO
4.500%	07/25/27	625	58,502
Series 2012-100, Class WI, IO
3.000%	09/25/27	369	31,885
Series 2012-149, Class DA
1.750%	01/25/43	423	397,511
Series 2012-149, Class GA
1.750%	06/25/42	424	394,187
Series 2013-51, Class GI, IO
3.000%	10/25/32	324	27,265
Series 2013-133, Class IB, IO
3.000%	04/25/32	256	25,987
Series 2013-134, Class SA, IO, 1 Month LIBOR + 6.050%
3.834%(c)	01/25/44	89	12,526
Series 2015-28, Class JE
3.000%	05/25/45	1,019	1,002,234
Series 2015-28, Class P
2.500%	05/25/45	1,501	1,443,420
Series 2015-42, Class IL, IO
6.000%	06/25/45	554	128,509
Series 2015-70, Class JC
3.000%	10/25/45	824	802,248
Series 2016-19, Class AH
3.000%	04/25/46	1,153	1,132,809
Series 2017-30, Class AI, IO
5.500%	05/25/47	310	68,834
FirstKey Mortgage Trust,
Series 2015-1, Class A9, 144A
3.000%(cc)	03/25/45	713	709,361
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	238	263,213
Series 2935, Class ZK
5.500%	02/15/35	504	529,869
Series 2996, Class ZD
5.500%	06/15/35	178	190,176
Series 3115, Class SM, IO, 1 Month LIBOR + 6.600%
4.442%(c)	02/15/36	1,409	178,434
Series 3237, Class C
5.500%	11/15/36	258	274,549
Series 3871, Class KB
5.500%	06/15/41	353	382,489
Series 3955, Class YI, IO
3.000%	11/15/21	167	6,089
Series 4055, Class BI, IO
3.500%	05/15/31	231	20,578
Series 4135, Class AB
1.750%	06/15/42	317	298,893
Series 4149, Class IO, IO
3.000%	01/15/33	143	17,788
Series 4314, Class AI, IO
5.000%	03/15/34	81	8,426
Series 4386, Class AZ
4.500%	11/15/40	897	928,777
Series 4427, Class LI, IO
3.500%	02/15/34	406	52,325
Series 4471, Class PA

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.000%	12/15/40	1,005	$1,017,922
Series 4683, Class LM
3.000%	05/15/47	473	462,638
Gosforth Funding PLC (United Kingdom),
Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A
2.714%(c)	08/25/60	1,929	1,928,639
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	1,392	1,420,589
Series 2010-158, Class MS, 1 Month LIBOR x (2) + 10.000%
5.670%(c)	12/20/40	287	283,035
Series 2010-160, Class DY
4.000%	12/20/40	843	867,298
Series 2010-170, Class B
4.000%	12/20/40	190	192,184
Series 2011-94, Class SA, IO, 1 Month LIBOR x (1) + 6.100%
3.935%(c)	07/20/41	109	14,079
Series 2011-H05, Class FB, 1 Month LIBOR + 0.500%
2.580%(c)	12/20/60	1,050	1,053,058
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650%
2.730%(c)	05/20/61	39	39,375
Series 2013-124, Class ES, 1 Month LIBOR x (1.333) + 8.667%
5.780%(c)	04/20/39	238	236,781
Series 2013-124, Class ST, 1 Month LIBOR x (1.333) + 8.800%
5.913%(c)	08/20/39	757	761,313
Series 2013-149, Class MA
2.500%	05/20/40	1,016	975,387
Series 2014-2, Class BA
3.000%	01/20/44	221	215,940
Series 2014-25, Class HC
3.000%	02/20/44	149	143,948
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280%
2.360%(c)	05/20/63	266	265,946
Series 2015-H13, Class HA
2.500%	08/20/64	2,610	2,594,560
Series 2015-H17, Class HA
2.500%	05/20/65	2,120	2,107,683
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400%
2.480%(c)	12/20/62	377	377,335
Series 2017-134, Class BA
2.500%	11/20/46	394	375,177
Series 2017-H06, Class FA, 1 Year US Treasury Yield
Curve Rate T Note Constant Maturity + 0.350%
2.770%(c)	08/20/66	1,806	1,808,269
Holmes Master Issuer PLC (United Kingdom),
Series 2018-2A, Class A2, 3 Month LIBOR + 0.420%, 144A
2.561%(c)	10/15/54	1,945	1,945,430
JPMorgan Resecuritization Trust,
Series 2012-2, Class 6A1, 1 Month LIBOR + 0.210%, 144A
2.279%(c)	06/21/36	292	288,927
Permanent Master Issuer PLC (Netherlands),
Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A
2.747%(c)	07/15/58	2,377	2,374,856

A600

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Seasoned Credit Risk Transfer Trust,
Series 2017-1, Class MA
3.000%	01/25/56	944	$914,236
Series 2018-2, Class MA
3.500%	11/25/57	217	215,292
Series 2018-3, Class M55D
4.000%	08/25/57	873	879,971
Series 2018-3, Class MA
3.500%	08/25/57	6,908	6,842,386
Seasoned Loans Structured Transaction,
Series 2018-1, Class A1
3.500%	06/25/28	410	407,846
Series 2018-1, Class A2
3.500%	06/25/28	100	97,343
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1, 1 Month LIBOR + 0.640%
2.856%(c)	09/25/43	863	859,359
Wells Fargo Mortgage Loan Trust,
Series 2011-RR4, Class 2A1, 144A
3.784%(cc)	06/27/36	65	65,267
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
4.213%(cc)	06/25/35	1,007	1,037,987
WinWater Mortgage Loan Trust,
Series 2015-1, Class A9, 144A
2.500%(cc)	01/20/45	262	259,202

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $51,691,201)			50,460,165

SOVEREIGN BONDS — 0.1%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	920	877,524
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.350%	01/15/47	900	815,859
4.600%	02/10/48	400	376,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	584	558,012
5.550%	01/21/45(a)	1,050	1,115,625
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	411	487,857
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	1,560	1,517,522
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	904	880,330
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	200	200,000
5.100%	06/18/50	400	408,000

TOTAL SOVEREIGN BONDS
(cost $7,469,705)			7,236,729

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal Home Loan Mortgage Corp.
1.250%	10/02/19	919	$906,337
2.375%	01/13/22	1,518	1,491,777
3.000%	11/01/33	2,283	2,249,306
3.000%	12/01/42	13	12,396
3.000%	01/01/43	15	14,542
3.000%	10/01/43	6,935	6,692,934
3.000%	06/01/45	1,345	1,293,117
3.000%	02/01/46	84	80,319
3.000%	04/01/46	129	123,368
3.000%	04/01/46	137	131,015
3.000%	05/01/46	1,854	1,776,881
3.000%	05/01/46	260	248,986
3.000%	06/01/46	129	124,004
3.000%	06/01/46	1,856	1,779,646
3.000%	07/01/46	214	204,778
3.000%	07/01/46	131	125,146
3.000%	08/01/46	839	803,976
3.000%	10/01/46	22	20,916
3.000%	11/01/46	1,122	1,075,085
3.000%	11/01/46	740	709,018
3.000%	11/01/46	444	425,116
3.000%	12/01/46	401	384,448
3.000%	04/01/47	550	526,609
3.500%	TBA(tt)	8,000	7,873,750
3.500%	03/01/32	2,693	2,704,247
3.500%	07/01/32	707	709,976
3.500%	07/01/32	584	586,015
3.500%	02/01/34	1,687	1,693,495
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
3.500%(c)	12/01/40	349	364,464
Federal Home Loan Mortgage Corp.
3.500%	04/01/43	2,466	2,445,893
3.500%	08/01/44	39	38,378
3.500%	06/01/45	449	443,247
3.500%	06/01/45	2,816	2,779,730
3.500%	10/01/45	575	568,177
3.500%	12/01/45	557	549,313
3.500%	04/01/46	2,671	2,636,186
3.500%	04/01/46	1,193	1,178,361
3.500%	05/01/46	2,631	2,599,771
3.500%	05/01/46	548	541,180
3.500%	11/01/46	271	267,396
4.000%	TBA(tt)	6,500	6,563,708
4.000%	01/01/36	2,023	2,065,887
4.000%	02/01/42	948	965,876
4.000%	07/01/42	1,995	2,032,320
4.000%	11/01/42	1,212	1,234,367
4.000%	09/01/43	699	711,872
4.000%	02/01/45	367	372,677
4.000%	04/01/46	47	47,498
4.000%	04/01/46	711	719,513
4.000%	04/01/46	17	17,397
4.000%	10/01/47	22	22,235
4.000%	04/01/48	184	186,120
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.884%
4.367%(c)	10/01/42	110	115,180

A601

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.
4.500%	TBA(tt)	100	$103,207
4.500%	05/01/39	205	213,553
4.500%	09/01/39	54	56,262
4.500%	10/01/39	1,525	1,590,740
4.500%	10/01/39	290	302,878
4.500%	08/01/40	192	200,302
4.500%	11/01/40	297	310,127
4.500%	03/01/41	83	86,790
4.500%	04/01/41	136	141,910
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
4.500%(c)	07/01/41	732	763,799
Federal Home Loan Mortgage Corp.
4.500%	01/01/42	115	119,673
6.250%	07/15/32	400	527,365
Federal National Mortgage Assoc.
1.250%	08/17/21	135	128,957
1.500%	11/30/20	1,769	1,719,289
1.750%	11/26/19	2,673	2,644,693
1.875%	09/24/26	560	507,811
2.125%	04/24/26	150	139,757
2.500%	TBA(tt)	300	289,434
2.500%	12/01/27	29	27,862
2.500%	11/01/32	768	741,225
2.500%	12/01/32	566	546,827
2.500%	12/01/32	1,044	1,008,095
2.500%	01/01/33	611	585,247
2.500%	01/01/33	751	719,342
2.500%	01/01/33	724	693,315
2.500%	01/01/33	519	497,228
2.500%	04/01/47	484	448,658
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818%
2.692%(c)	02/01/42	212	221,060
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800%
2.723%(c)	01/01/42	284	296,647
Federal National Mortgage Assoc.
2.875%	09/12/23	8,315	8,244,747
3.000%	TBA(tt)	450	430,549
3.000%	08/01/27	44	43,642
3.000%	08/01/27	44	43,678
3.000%	10/01/27	150	148,561
3.000%	11/01/27	52	51,842
3.000%	12/01/27	74	73,261
3.000%	01/01/28	69	68,659
3.000%	02/01/28	66	65,744
3.000%	03/01/28	69	68,596
3.000%	04/01/28	65	64,172
3.000%	05/01/28	73	71,988
3.000%	06/01/28	73	72,593
3.000%	07/01/28	66	65,725
3.000%	08/01/28	75	74,886
3.000%	09/01/28	78	77,606
3.000%	01/01/29	74	72,984
3.000%	03/01/29	72	71,659
3.000%	06/01/32	32	31,893
3.000%	08/01/32	39	38,248
3.000%	12/01/32	46	45,847

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	01/01/33	670	$662,817
3.000%	02/01/33	35	34,857
3.000%	03/01/33	1,072	1,059,845
3.000%	04/01/33	477	471,814
3.000%	10/01/42	1,254	1,210,796
3.000%	12/01/42	506	488,431
3.000%	01/01/43	1,270	1,226,121
3.000%	07/01/43	283	272,784
3.000%	07/01/46	2,979	2,855,561
3.000%	11/01/46	189	180,720
3.000%	12/01/46	7,365	7,053,620
3.000%	12/01/46	22	21,510
3.000%	01/01/47	392	375,664
3.000%	02/01/48	100	95,307
3.500%	TBA(tt)	500	502,520
3.500%	TBA(tt)	1,700	1,708,566
3.500%	10/01/30	305	307,115
3.500%	10/01/30	257	258,904
3.500%	07/01/32	1,665	1,670,663
3.500%	07/01/32	170	170,790
3.500%	09/01/32	2,201	2,200,737
3.500%	08/01/33	221	221,132
3.500%	07/01/43	508	504,034
3.500%	08/01/43	32	31,252
3.500%	03/01/46	2,230	2,211,648
3.500%	04/01/46	789	779,910
3.500%	07/01/46	1,613	1,593,378
3.500%	02/01/48	2,942	2,896,827
3.500%	03/01/48	584	575,478
3.500%	03/01/48	942	927,221
3.500%	03/01/48	1,327	1,306,845
3.500%	04/01/48	323	318,257
3.500%	04/01/48	35	34,930
3.500%	05/01/48	1,266	1,246,484
3.500%	06/01/48	831	818,594
3.500%	06/01/48	887	873,311
3.500%	10/01/56	1,728	1,696,288
Federal National Mortgage Assoc., 12 Month LIBOR + 1.807%
3.926%(c)	12/01/40	376	394,035
Federal National Mortgage Assoc.
4.000%	TBA(tt)	20,250	20,447,753
4.000%	11/01/31	114	116,219
4.000%	05/01/37	2,022	2,057,531
4.000%	11/01/40	168	171,081
4.000%	12/01/45	493	500,051
4.000%	02/01/46	41	41,905
4.000%	03/01/46	1,650	1,674,399
4.000%	05/01/46	239	243,094
4.000%	05/01/46	27	26,914
4.000%	06/01/46	20	20,254
4.000%	07/01/46	242	245,299
4.000%	07/01/46	28	28,064
4.000%	08/01/46	250	253,641
4.000%	09/01/46	251	254,791
4.000%	10/01/46	213	215,986
4.000%	05/01/47	147	149,307
4.000%	06/01/47	22	22,196

A602

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	07/01/47	75	$75,717
4.000%	10/01/47	1,789	1,807,141
4.000%	12/01/47	24	24,443
4.000%	12/01/47	24	24,221
4.000%	12/01/47	316	319,483
4.000%	01/01/48	37	37,144
4.000%	01/01/48	2,709	2,736,747
4.000%	02/01/48	2,279	2,303,940
4.000%	02/01/48	24	24,437
4.000%	03/01/48	276	279,006
4.000%	03/01/48	25	25,128
4.000%	03/01/48	25	25,137
4.000%	04/01/48	23	23,809
4.000%	04/01/48	2,154	2,179,336
4.000%	04/01/48	1,384	1,397,907
4.000%	04/01/48	25	25,156
4.000%	04/01/48	24	24,387
4.000%	04/01/48	24	24,266
4.000%	04/01/48	140	141,571
4.000%	04/01/48	24	24,767
4.000%	05/01/48	25	25,188
4.000%	05/01/48	69	70,283
4.500%	TBA(tt)	6,250	6,447,059
4.500%	TBA(tt)	200	206,306
4.500%	07/01/25	836	860,973
4.500%	07/01/39	10	10,146
4.500%	11/01/39	75	78,490
4.500%	12/01/39	1,317	1,371,425
4.500%	11/01/40	132	137,667
4.500%	12/01/40	12	12,646
4.500%	12/01/40	81	84,433
4.500%	03/01/41	27	28,061
4.500%	04/01/41	58	59,933
4.500%	05/01/41	15	15,394
4.500%	05/01/41	71	73,674
4.500%	07/01/41	29	29,953
4.500%	08/01/41	12	12,325
4.500%	08/01/41	242	251,228
4.500%	09/01/41	8	8,214
4.500%	10/01/41	81	83,912
4.500%	01/01/42	201	208,070
4.500%	02/01/42	34	35,166
4.500%	03/01/42	53	54,519
4.500%	05/01/42	355	368,806
4.500%	06/01/42	78	81,105
4.500%	07/01/42	49	51,035
4.500%	09/01/42	926	963,525
4.500%	10/01/42	252	262,119
4.500%	10/01/42	87	90,121
4.500%	10/01/42	308	319,633
4.500%	08/01/44	58	60,270
4.500%	10/01/44	223	231,700
4.500%	03/01/46	991	1,030,945
4.500%	06/01/46	119	123,152
4.500%	10/01/46	55	57,177
4.500%	11/01/46	60	62,027
4.500%	12/01/46	116	120,294
4.500%	01/01/47	93	96,681

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	01/01/47	74	$76,494
4.500%	02/01/47	951	986,428
4.500%	02/01/47	400	412,985
4.500%	02/01/47	102	106,181
4.500%	04/01/48	100	103,213
4.500%	07/01/48	763	787,572
4.500%	10/01/48	101	104,261
4.500%	08/01/56	602	629,325
5.000%	TBA(tt)	100	104,969
5.000%	08/01/31	200	209,954
5.000%	05/01/35	3	2,972
5.000%	07/01/35	169	179,601
5.000%	06/01/39	1,055	1,119,397
5.000%	03/01/44	223	234,505
5.000%	03/01/44	94	98,906
5.000%	06/01/44	73	76,438
5.000%	08/01/56	552	591,080
5.255%	08/01/41	194	203,346
5.500%	04/01/39	656	714,163
5.500%	09/01/39	75	80,444
5.625%	07/15/37	299	387,665
6.000%	07/01/39	278	299,671
6.494%	02/01/39	227	239,877
6.500%	10/01/37	816	910,953
6.500%	08/01/39	1,422	1,576,651
6.625%	11/15/30	150	197,649
7.250%	05/15/30	416	568,985
Government National Mortgage Assoc.
3.000%	TBA(tt)	9,200	8,909,625
3.000%	06/20/42	418	408,024
3.000%	01/20/43	520	508,135
3.000%	01/15/45	67	65,433
3.000%	01/15/45	73	71,366
3.000%	01/15/45	42	40,285
3.000%	01/15/45	113	109,102
3.000%	01/15/45	40	39,266
3.000%	02/15/45	49	47,531
3.000%	02/15/45	192	186,943
3.000%	02/15/45	258	249,714
3.000%	03/15/45	72	70,004
3.000%	03/15/45	52	50,172
3.000%	03/15/45	175	169,736
3.000%	03/15/45	229	222,406
3.000%	03/15/45	262	254,028
3.000%	03/15/45	130	126,112
3.000%	03/15/45	184	178,135
3.000%	03/15/45	376	364,541
3.000%	03/15/45	69	67,135
3.000%	03/15/45	622	602,689
3.000%	03/15/45	104	100,424
3.000%	03/15/45	391	379,512
3.000%	03/15/45	121	117,508
3.000%	05/15/45	160	155,437
3.000%	06/15/45	42	40,813
3.000%	06/15/45	248	240,078
3.000%	06/15/45	50	48,087
3.000%	07/15/45	70	67,624

A603

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	07/15/45	68	$66,153
3.000%	07/15/45	209	202,886
3.000%	07/15/45	85	82,563
3.000%	07/15/45	155	150,160
3.000%	07/15/45	78	75,956
3.000%	07/15/45	144	139,321
3.000%	07/15/45	84	81,157
3.000%	07/15/45	257	249,363
3.000%	07/15/45	419	406,442
3.000%	07/15/45	73	71,257
3.000%	08/20/45	433	421,262
3.000%	04/20/46	159	154,452
3.000%	09/20/46	953	925,145
3.000%	12/20/46	1,924	1,866,200
3.000%	01/20/48	85	82,627
3.500%	TBA(tt)	7,150	7,109,502
3.500%	TBA(tt)	5,300	5,269,980
3.500%	12/20/41	1,524	1,525,462
3.500%	02/20/43	2,274	2,273,878
3.500%	05/20/43	1,077	1,077,110
3.500%	04/20/46	1,376	1,371,079
3.500%	04/20/46	41	40,881
3.500%	05/20/46	39	38,646
3.500%	05/20/46	608	604,999
3.500%	05/20/46	393	391,273
3.500%	05/20/46	303	301,509
3.500%	05/20/46	415	413,301
3.500%	05/20/46	39	39,247
3.500%	05/20/46	40	39,457
3.500%	05/20/46	28	27,660
3.500%	05/20/46	57	56,625
3.500%	05/20/46	21	21,276
3.500%	06/20/46	32	31,961
3.500%	06/20/46	30	29,569
3.500%	06/20/46	129	128,822
3.500%	06/20/46	498	495,520
3.500%	06/20/46	44	44,103
3.500%	06/20/46	39	38,533
3.500%	06/20/46	1,559	1,552,074
3.500%	06/20/46	353	351,155
3.500%	07/20/46	2,638	2,638,466
4.000%	TBA(tt)	1,950	1,983,135
4.000%	TBA(tt)	700	711,895
4.000%	10/20/40	150	153,897
4.000%	11/20/40	1,722	1,767,039
4.000%	01/20/41	1,557	1,597,459
4.000%	02/20/41	29	30,154
4.000%	03/20/41	618	634,682
4.000%	10/20/41	467	479,396
4.000%	05/20/42	133	135,906
4.000%	08/20/44	39	40,419
4.000%	10/20/44	283	290,528
4.000%	11/20/44	630	645,340
4.000%	12/20/44	16	16,396
4.000%	10/20/45	1,771	1,815,551
4.000%	01/15/47	127	128,835
4.000%	01/15/47	117	119,581
4.000%	01/20/47	1,474	1,499,726

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	07/20/47		86	$87,685
4.000%	01/20/48		95	97,008
4.000%	04/20/48		495	503,588
4.500%	TBA(tt)		7,900	8,163,895
4.500%	08/15/39		166	173,256
4.500%	09/15/39		781	815,107
4.500%	10/15/39		18	18,437
4.500%	10/15/39		53	55,029
4.500%	11/15/39		27	28,684
4.500%	11/15/39		50	51,854
4.500%	02/15/40		82	85,896
4.500%	03/15/40		106	110,943
4.500%	06/15/40		76	79,305
4.500%	06/15/40	(k)	624	651,400
4.500%	07/15/40		7	6,955
4.500%	10/15/40		12	12,657
4.500%	08/20/41		1,321	1,384,066
5.000%	11/15/33		8	8,415
5.000%	05/15/34		263	277,118
5.000%	06/15/40	(k)	70	73,583
6.000%	05/15/40		702	758,522

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $268,177,977)				262,401,455

U.S. TREASURY OBLIGATIONS — 13.8%
U.S. Treasury Bonds
2.250%	08/15/46		1,133	935,610
2.500%	02/15/45		1,335	1,169,220
2.500%	02/15/46		17,396	15,182,088
2.500%	05/15/46		1,215	1,059,518
2.750%	11/15/42		999	924,543
2.750%	08/15/47		975	892,925
2.750%	11/15/47		1,548	1,417,085
2.875%	05/15/43		1,368	1,293,294
2.875%	08/15/45		1,539	1,449,185
2.875%	11/15/46		1,597	1,501,929
3.000%	11/15/44		788	760,635
3.000%	05/15/45		1,702	1,642,297
3.000%	11/15/45		2,893	2,790,050
3.000%	02/15/47		1,305	1,257,643
3.000%	05/15/47		3,497	3,368,049
3.000%	02/15/48		1,524	1,466,671
3.000%	08/15/48		20,837	20,053,170
3.125%	02/15/42		871	862,086
3.125%	02/15/43		4,730	4,672,722
3.125%	08/15/44		865	854,154
3.125%	05/15/48		1,280	1,262,949
3.375%	05/15/44		868	895,023
3.500%	02/15/39		3,800	4,003,211
3.625%	08/15/43		1,280	1,373,549
3.625%	02/15/44		1,452	1,559,766
3.750%	08/15/41		1,350	1,473,346
3.750%	11/15/43		49,771	54,497,301
3.875%	08/15/40		1,027	1,140,251
4.250%	11/15/40		23	26,915
4.375%	02/15/38		6,636	7,830,999
4.375%	05/15/40		954	1,133,583

A604

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
4.375%	05/15/41		1,043	$1,243,248
4.500%	02/15/36		9,029	10,712,767
4.500%	05/15/38	(a)	8,509	10,209,470
4.625%	02/15/40		3,364	4,124,448
4.750%	02/15/41		775	969,688
5.000%	05/15/37		9	11,389
5.250%	11/15/28		897	1,066,904
5.250%	02/15/29		25	29,844
5.375%	02/15/31		2,850	3,521,865
6.125%	11/15/27		651	809,910
7.875%	02/15/21		1,198	1,335,115
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		2,145	2,278,110
0.125%	04/15/21		1,888	1,965,990
0.125%	01/15/22		1,664	1,806,840
0.125%	04/15/22		1,888	1,900,698
0.125%	07/15/22		1,744	1,864,839
0.125%	01/15/23		1,759	1,859,098
0.125%	07/15/24		1,759	1,793,261
0.125%	07/15/26		1,502	1,488,567
0.250%	01/15/25		1,759	1,795,643
0.375%	07/15/23		1,759	1,867,383
0.375%	07/15/25		1,759	1,809,265
0.375%	01/15/27		1,502	1,495,761
0.375%	07/15/27		1,503	1,479,183
0.500%	01/15/28		1,503	1,473,404
0.625%	07/15/21		1,501	1,673,814
0.625%	04/15/23		1,287	1,288,763
0.625%	01/15/24		1,758	1,873,166
0.625%	01/15/26		1,587	1,646,613
0.625%	02/15/43		573	570,615
0.750%	07/15/28		1,030	1,017,352
0.750%	02/15/42		762	797,422
0.750%	02/15/45		987	981,618
0.875%	02/15/47		729	727,652
1.000%	02/15/46		729	765,119
1.000%	02/15/48		515	519,708
1.125%	01/15/21		1,373	1,591,152
1.250%	07/15/20		1,196	1,397,794
1.375%	01/15/20		772	906,042
1.375%	02/15/44		876	1,014,625
1.750%	01/15/28		599	771,105
2.000%	01/15/26		705	962,766
2.125%	02/15/40		326	459,151
2.125%	02/15/41		420	587,889
2.375%	01/15/25		919	1,338,502
2.375%	01/15/27		576	801,756
2.500%	01/15/29		593	799,714
3.375%	04/15/32		198	364,962
3.625%	04/15/28		390	753,851
3.875%	04/15/29		482	951,025
U.S. Treasury Notes
0.750%	07/15/19		11,325	11,166,185
1.000%	10/15/19		417	409,882
1.000%	11/15/19		1,948	1,911,703
1.125%	02/28/21		2,567	2,463,618
1.125%	06/30/21		3,030	2,890,573
1.125%	08/31/21		2,171	2,064,655
1.125%	09/30/21		1,704	1,618,268

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.250%	01/31/20		2,768	$2,714,369
1.250%	03/31/21		1,749	1,681,568
1.250%	10/31/21		2,075	1,975,060
1.375%	12/15/19		103	101,383
1.375%	01/15/20		2,023	1,988,625
1.375%	02/15/20		2,375	2,331,304
1.375%	02/29/20		2,607	2,557,304
1.375%	03/31/20		34,248	33,552,338
1.375%	04/30/20	(a)	19,907	19,475,422
1.375%	08/31/20		2,134	2,076,815
1.375%	09/30/20		2,395	2,327,828
1.375%	10/31/20		1,656	1,607,290
1.375%	01/31/21		2,272	2,196,296
1.375%	04/30/21		2,534	2,440,559
1.375%	05/31/21		1,485	1,428,152
1.375%	06/30/23		2,417	2,249,793
1.500%	10/31/19		3,465	3,421,281
1.500%	11/30/19		1,728	1,704,308
1.500%	04/15/20		1,987	1,949,123
1.500%	05/15/20		1,442	1,412,766
1.500%	05/31/20		2,562	2,508,358
1.500%	02/28/23		808	759,962
1.500%	08/15/26		2,477	2,211,690
1.625%	12/31/19		2,411	2,378,791
1.625%	03/15/20		1,961	1,929,670
1.625%	06/30/20		1,627	1,594,333
1.625%	11/30/20		1,665	1,622,530
1.625%	11/15/22		1	949
1.625%	05/31/23		2,412	2,274,158
1.625%	10/31/23		1,741	1,631,983
1.625%	02/15/26		1,136	1,030,876
1.625%	05/15/26		3,333	3,015,425
1.750%	11/15/20		1,255	1,226,910
1.750%	12/31/20		2,066	2,016,933
1.750%	11/30/21		582	561,471
1.750%	02/28/22		2,477	2,384,305
1.750%	03/31/22		1,289	1,239,454
1.750%	04/30/22		539	517,756
1.750%	05/15/22		1,261	1,210,178
1.750%	09/30/22		1,883	1,799,368
1.750%	01/31/23		849	807,976
1.750%	05/15/23		1,758	1,667,422
1.875%	12/31/19		14,350	14,202,016
1.875%	01/31/22		2,685	2,597,213
1.875%	02/28/22		1,344	1,299,113
1.875%	03/31/22		2,357	2,276,162
1.875%	04/30/22		2,297	2,216,336
1.875%	07/31/22		525	505,128
1.875%	08/31/22		1,875	1,802,124
1.875%	09/30/22		2,065	1,983,045
2.000%	11/30/20		2,276	2,235,725
2.000%	01/15/21		459	450,322
2.000%	11/15/21		3,009	2,929,191
2.000%	12/31/21		2,368	2,302,048
2.000%	11/30/22		2,867	2,762,287
2.000%	02/15/23		1,718	1,651,830
2.000%	04/30/24		1,277	1,213,250
2.000%	02/15/25		4,789	4,510,265
2.000%	08/15/25		3,193	2,992,190
2.000%	11/15/26		1,174	1,086,504

A605

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.125%	01/31/21		2,333	$2,294,345
2.125%	08/15/21		2,457	2,405,940
2.125%	06/30/22		25,108	24,401,838
2.125%	12/31/22		2,717	2,628,804
2.125%	11/30/23		2,467	2,368,705
2.125%	02/29/24		1,176	1,126,525
2.125%	03/31/24		1,695	1,622,565
2.125%	09/30/24		2,146	2,044,652
2.125%	11/30/24		1,249	1,188,014
2.125%	05/15/25	(a)	38,079	36,054,566
2.250%	03/31/21		443	436,476
2.250%	12/31/23		1,375	1,327,412
2.250%	01/31/24		1,390	1,340,753
2.250%	10/31/24		1,574	1,509,318
2.250%	11/15/24		586	561,576
2.250%	11/15/25		2,804	2,665,224
2.250%	02/15/27		47,262	44,487,204
2.250%	08/15/27		1,931	1,810,916
2.250%	11/15/27		801	749,749
2.375%	08/15/24		32,119	31,058,822
2.375%	05/15/27		2,469	2,344,103
2.500%	05/31/20		805	801,164
2.500%	03/31/23		1,781	1,747,954
2.500%	08/15/23		1,920	1,880,999
2.500%	05/15/24		2,220	2,165,107
2.500%	01/31/25		1,394	1,353,868
2.625%	08/31/20		1,059	1,055,194
2.625%	11/15/20		3,072	3,057,840
2.625%	06/30/23		1,813	1,787,221
2.750%	09/30/20		13,583	13,564,432
2.750%	09/15/21		18,927	18,855,284
2.750%	04/30/23		1,876	1,860,538
2.750%	11/15/23	(a)	2,715	2,688,592
2.750%	02/15/24		2,337	2,312,078
2.750%	02/28/25		8,200	8,081,164
2.750%	08/31/25	(a)	1,424	1,400,582
2.750%	02/15/28		7,953	7,753,864
2.875%	09/30/23		7,924	7,896,452
2.875%	05/31/25		1,729	1,714,682
2.875%	05/15/28		2,930	2,885,821
2.875%	08/15/28	(a)	6,650	6,547,652
3.000%	09/30/25		12,892	12,877,396
3.375%	11/15/19		2,432	2,449,670
3.625%	02/15/20		2,665	2,695,918
3.625%	02/15/21		2,638	2,683,238
U.S. Treasury Strips Coupon
2.768%(s)	02/15/34		5,200	3,176,453

TOTAL U.S. TREASURY OBLIGATIONS
(cost $714,100,165)				695,067,018

TOTAL LONG-TERM INVESTMENTS
(cost $4,267,795,254)				4,532,366,555

			Shares
SHORT-TERM INVESTMENTS — 15.8%

AFFILIATED MUTUAL FUNDS — 15.3%
PGIM Core Ultra Short Bond Fund(w)			531,092,164	531,092,164

		Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $241,579,852; includes $241,239,527 of cash collateral for securities on loan)(b)(w)		241,550,878	$241,575,033

TOTAL AFFILIATED MUTUAL FUNDS (cost $772,672,016)			772,667,197

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
1.962%	10/25/18(k)	11,530	11,514,002
2.006%	11/01/18(k)	340	339,396
2.014%	11/08/18(k)	90	89,803
2.038%	11/08/18(k)	5,670	5,657,611
2.079%	11/08/18(k)	1,370	1,367,007
2.094%	12/06/18(k)	3,430	3,416,622
2.114%	11/29/18(k)	2,160	2,152,486
2.136%	12/20/18(k)	20	19,905

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,558,554)			24,556,832

TOTAL SHORT-TERM INVESTMENTS (cost $797,230,570)			797,224,029

TOTAL INVESTMENTS — 105.8% (cost $5,065,025,824)			5,329,590,584
Liabilities in excess of other assets(z) — (5.8)%			(293,357,916)

NET ASSETS — 100.0%			$5,036,232,668

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,672,022 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $234,842,051; cash collateral of $241,239,527 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

A606

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $74,350,000 is 1.5% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value

Federal National Mortgage Assoc.	2.500%	TBA(tt)	10/16/18	(100)	(96,478)
Federal National Mortgage Assoc.	3.000%	TBA(tt)	10/16/18	(100)	(98,759)
Federal National Mortgage Assoc.	3.500%	TBA(tt)	10/11/18	(1,500)	(1,476,043)
Federal National Mortgage Assoc.	4.000%	TBA(tt)	10/11/18	(500)	(504,883)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,175,281)					$(2,176,163)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	10 Year U.S. Treasury Notes	Dec. 2018	$1,187,813	$(17,265)
9	20 Year U.S. Treasury Bonds	Dec. 2018	1,264,500	(39,726)
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	771,406	(30,352)
4,516	Mini MSCI EAFE Index	Dec. 2018	446,067,900	6,927,333
194	Russell 2000 E-Mini Index	Dec. 2018	16,497,760	(186,465)
88	S&P 500 E-Mini Index	Dec. 2018	12,843,599	38,164

				6,691,689

Short Positions:
89	2 Year U.S. Treasury Notes	Dec. 2018	18,755,360	63,968
6	5 Year U.S. Treasury Notes	Dec. 2018	674,859	6,516
68	10 Year U.S. Ultra Treasury Notes	Dec. 2018	8,568,000	142,375

				212,859

				$6,904,548

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co.	$—	$23,761,716

A607

AST FIDELITY INSTITUTIONAL AMSM QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,697,134,668	$1,125,536,694	$151,412
Preferred Stocks	1,905,161	10,573,783	—
Unaffiliated Exchange Traded Funds	13,272,380	—	—
Asset-Backed Securities
Automobiles	—	18,406,459	—
Consumer Loans	—	2,990,886	—
Credit Cards	—	724,931	—
Equipment	—	5,103,264	—
Home Equity Loans	—	1,370,617	—
Other	—	3,458,518	3,289,103
Residential Mortgage-Backed Securities	—	2,558,477	—
Student Loans	—	4,350,454	—
Bank Loans	—	49,814,883	3,231,507
Commercial Mortgage-Backed Securities	—	63,080,374	—
Corporate Bonds	—	504,013,096	—
Municipal Bonds	—	6,234,521	—
Residential Mortgage-Backed Securities	—	50,460,165	—
Sovereign Bonds	—	7,236,729	—
U.S. Government Agency Obligations	—	262,401,455	—
U.S. Treasury Obligations	—	719,623,850	—
Affiliated Mutual Funds	772,667,197	—	—
Other Financial Instruments*
Forward Commitment Contracts	—	(2,176,163)	—
Futures Contracts	6,904,548	—	—

Total	$2,491,883,954	$2,835,762,993	$6,672,022

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

A608

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 68.3%

UNAFFILIATED FUND — 7.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (cost $602,672)	602,672	$602,672

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 9.3%
Canadian Treasury Bills (Canada)
1.444%	11/01/18	CAD	322	248,964
1.459%	11/15/18	CAD	128	98,908
United Kingdom Treasury Bills (United Kingdom)
0.640%	10/15/18	GBP	350	456,069

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $804,128)				803,941

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 52.0%
U.S. Treasury Bills
1.945%	10/11/18	(h)	1,250	$1,249,290
2.026%	12/06/18	(h)	1,800	1,792,979
2.201%	01/31/19	(h)	725	719,536
2.360%	02/28/19	(h)	725	718,113

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,480,479)				4,479,918

TOTAL INVESTMENTS — 68.3% (cost $5,887,279)				5,886,531
Other assets in excess of liabilities(z) — 31.7%				2,727,711

NET ASSETS — 100.0%				$8,614,242

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/19/18	Barclays Capital Group	AUD	6,601	$ 4,743,774	$4,774,504	$30,730	$—
Expiring 12/19/18	Morgan Stanley	AUD	471	335,392	340,400	5,008	—
Expiring 12/19/18	Morgan Stanley	AUD	436	309,947	315,328	5,381	—
Expiring 12/19/18	Morgan Stanley	AUD	424	301,696	306,793	5,097	—
Expiring 12/19/18	Morgan Stanley	AUD	238	171,828	172,223	395	—
Expiring 12/19/18	Morgan Stanley	AUD	129	92,598	93,566	968	—
Expiring 12/19/18	Morgan Stanley	AUD	128	91,578	92,194	616	—
Expiring 12/19/18	Morgan Stanley	AUD	81	58,933	58,674	—	(259)
Expiring 12/19/18	Morgan Stanley	AUD	66	47,483	47,484	1	—
Expiring 12/19/18	Morgan Stanley	AUD	34	24,530	24,605	75	—
British Pound,
Expiring 12/19/18	Barclays Capital Group	GBP	1,983	2,561,937	2,595,804	33,867	—
Expiring 12/19/18	Morgan Stanley	GBP	547	706,643	715,871	9,228	—
Expiring 12/19/18	Morgan Stanley	GBP	477	626,543	624,791	—	(1,752)
Expiring 12/19/18	Morgan Stanley	GBP	102	133,812	133,485	—	(327)
Expiring 12/19/18	Morgan Stanley	GBP	74	95,355	96,846	1,491	—
Expiring 12/19/18	Morgan Stanley	GBP	56	73,780	73,145	—	(635)
Canadian Dollar,
Expiring 12/19/18	Barclays Capital Group	CAD	5,716	4,345,814	4,433,322	87,508	—
Expiring 12/19/18	Morgan Stanley	CAD	603	463,984	467,921	3,937	—
Expiring 12/19/18	Morgan Stanley	CAD	338	257,660	262,087	4,427	—
Expiring 12/19/18	Morgan Stanley	CAD	185	142,160	143,655	1,495	—
Expiring 12/19/18	Morgan Stanley	CAD	177	134,520	137,421	2,901	—
Expiring 12/19/18	Morgan Stanley	CAD	172	132,570	132,986	416	—
Expiring 12/19/18	Morgan Stanley	CAD	144	110,434	111,422	988	—
Expiring 12/19/18	Morgan Stanley	CAD	37	28,041	28,364	323	—

A609

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/19/18	Morgan Stanley	CAD	27		$21,003	$21,008	$5	$—
Expiring 12/19/18	Morgan Stanley	CAD	16		11,922	11,988	66	—
Expiring 12/19/18	Morgan Stanley	CAD	12		9,249	9,318	69	—
Euro,
Expiring 12/19/18	Barclays Capital Group	EUR	2,580		3,011,220	3,016,772	5,552	—
Expiring 12/19/18	Morgan Stanley	EUR	1,683		1,964,460	1,967,756	3,296	—
Expiring 12/19/18	Morgan Stanley	EUR	262		306,967	306,573	—	(394)
Expiring 12/19/18	Morgan Stanley	EUR	239		279,051	279,835	784	—
Expiring 12/19/18	Morgan Stanley	EUR	226		264,083	263,737	—	(346)
Expiring 12/19/18	Morgan Stanley	EUR	212		249,947	248,069	—	(1,878)
Expiring 12/19/18	Morgan Stanley	EUR	182		212,669	212,459	—	(210)
Expiring 12/19/18	Morgan Stanley	EUR	181		213,482	211,938	—	(1,544)
Expiring 12/19/18	Morgan Stanley	EUR	171		201,023	200,473	—	(550)
Expiring 12/19/18	Morgan Stanley	EUR	126		146,912	147,790	878	—
Expiring 12/19/18	Morgan Stanley	EUR	69		81,666	81,177	—	(489)
Expiring 12/19/18	Morgan Stanley	EUR	65		76,134	76,034	—	(100)
Expiring 12/19/18	Morgan Stanley	EUR	12		14,724	14,544	—	(180)
Expiring 12/19/18	Morgan Stanley	EUR	—	(r)	142	142	—	—
Japanese Yen,
Expiring 12/19/18	Barclays Capital Group	JPY	265,792		2,405,061	2,355,669	—	(49,392)
Expiring 12/19/18	Morgan Stanley	JPY	76,228		680,397	675,593	—	(4,804)
Expiring 12/19/18	Morgan Stanley	JPY	43,082		387,543	381,830	—	(5,713)
Expiring 12/19/18	Morgan Stanley	JPY	30,478		273,188	270,119	—	(3,069)
Expiring 12/19/18	Morgan Stanley	JPY	25,704		230,511	227,811	—	(2,700)
Expiring 12/19/18	Morgan Stanley	JPY	17,211		154,392	152,542	—	(1,850)
Expiring 12/19/18	Morgan Stanley	JPY	14,382		130,937	127,461	—	(3,476)
Expiring 12/19/18	Morgan Stanley	JPY	13,028		117,717	115,465	—	(2,252)
Expiring 12/19/18	Morgan Stanley	JPY	12,294		109,526	108,958	—	(568)
Expiring 12/19/18	Morgan Stanley	JPY	10,832		97,970	96,002	—	(1,968)
Expiring 12/19/18	Morgan Stanley	JPY	7,973		72,028	70,662	—	(1,366)
Expiring 12/19/18	Morgan Stanley	JPY	6,216		56,402	55,092	—	(1,310)
Expiring 12/19/18	Morgan Stanley	JPY	5,100		45,489	45,202	—	(287)
Expiring 12/19/18	Morgan Stanley	JPY	5,042		45,581	44,689	—	(892)
Expiring 12/19/18	Morgan Stanley	JPY	4,996		44,598	44,282	—	(316)
Expiring 12/19/18	Morgan Stanley	JPY	4,789		42,813	42,445	—	(368)
New Zealand Dollar,
Expiring 12/19/18	Morgan Stanley	NZD	21,436		14,059,725	14,215,969	156,244	—
Expiring 12/19/18	Morgan Stanley	NZD	1,065		700,607	705,960	5,353	—
Expiring 12/19/18	Morgan Stanley	NZD	991		652,511	657,042	4,531	—
Expiring 12/19/18	Morgan Stanley	NZD	887		583,313	588,332	5,019	—
Expiring 12/19/18	Morgan Stanley	NZD	695		452,950	461,051	8,101	—
Expiring 12/19/18	Morgan Stanley	NZD	285		188,110	188,663	553	—
Expiring 12/19/18	Morgan Stanley	NZD	269		176,895	178,067	1,172	—
Expiring 12/19/18	Morgan Stanley	NZD	186		122,444	123,028	584	—
Expiring 12/19/18	Morgan Stanley	NZD	177		115,990	117,636	1,646	—
Expiring 12/19/18	Morgan Stanley	NZD	146		96,864	96,565	—	(299)
Expiring 12/19/18	Morgan Stanley	NZD	108		72,056	71,873	—	(183)
Expiring 12/19/18	Morgan Stanley	NZD	102		67,076	67,852	776	—
Expiring 12/19/18	Morgan Stanley	NZD	66		44,187	43,971	—	(216)
Expiring 12/19/18	Morgan Stanley	NZD	51		34,075	33,888	—	(187)
Expiring 12/19/18	Morgan Stanley	NZD	44		29,327	29,437	110	—
Expiring 12/19/18	Morgan Stanley	NZD	44		29,365	29,319	—	(46)

A610

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 12/19/18	Morgan Stanley	NZD	27	$17,742	$17,947	$205	$—
Norwegian Krone,
Expiring 12/19/18	Barclays Capital Group	NOK	97,036	11,595,905	11,966,643	370,738	—
Expiring 12/19/18	Morgan Stanley	NOK	4,425	545,682	545,732	50	—
Expiring 12/19/18	Morgan Stanley	NOK	2,642	325,678	325,751	73	—
Expiring 12/19/18	Morgan Stanley	NOK	1,490	177,606	183,695	6,089	—
Expiring 12/19/18	Morgan Stanley	NOK	1,293	154,314	159,466	5,152	—
Expiring 12/19/18	Morgan Stanley	NOK	1,080	133,455	133,193	—	(262)
Expiring 12/19/18	Morgan Stanley	NOK	520	64,121	64,103	—	(18)
Expiring 12/19/18	Morgan Stanley	NOK	88	10,611	10,895	284	—
Singapore Dollar,
Expiring 12/19/18	Morgan Stanley	SGD	656	482,057	480,901	—	(1,156)
Expiring 12/19/18	Morgan Stanley	SGD	595	433,234	435,758	2,524	—
Expiring 12/19/18	Morgan Stanley	SGD	506	370,023	370,780	757	—
Expiring 12/19/18	Morgan Stanley	SGD	382	279,757	280,219	462	—
Expiring 12/19/18	Morgan Stanley	SGD	166	121,222	121,382	160	—
Expiring 12/19/18	Morgan Stanley	SGD	92	66,800	67,192	392	—
Expiring 12/19/18	Morgan Stanley	SGD	80	58,675	58,617	—	(58)
Expiring 12/19/18	Morgan Stanley	SGD	71	51,456	51,824	368	—
Expiring 12/19/18	Morgan Stanley	SGD	65	47,621	47,808	187	—
Expiring 12/19/18	Morgan Stanley	SGD	57	41,464	41,713	249	—
Expiring 12/19/18	Morgan Stanley	SGD	19	14,084	14,074	—	(10)
Swedish Krona,
Expiring 12/19/18	Barclays Capital Group	SEK	35,204	3,900,066	3,990,896	90,830	—
Expiring 12/19/18	Morgan Stanley	SEK	2,775	307,611	314,558	6,947	—
Expiring 12/19/18	Morgan Stanley	SEK	1,696	193,959	192,247	—	(1,712)
Expiring 12/19/18	Morgan Stanley	SEK	1,638	185,839	185,674	—	(165)
Expiring 12/19/18	Morgan Stanley	SEK	1,489	166,194	168,755	2,561	—
Expiring 12/19/18	Morgan Stanley	SEK	1,109	126,324	125,677	—	(647)
Expiring 12/19/18	Morgan Stanley	SEK	921	102,586	104,429	1,843	—
Expiring 12/19/18	Morgan Stanley	SEK	746	85,560	84,613	—	(947)
Expiring 12/19/18	Morgan Stanley	SEK	692	78,600	78,390	—	(210)
Expiring 12/19/18	Morgan Stanley	SEK	445	50,460	50,465	5	—
Expiring 12/19/18	Morgan Stanley	SEK	1	134	137	3	—

				$65,564,154	$66,348,513	879,470	(95,111)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/19/18	Morgan Stanley	AUD	5,232	$3,759,419	$3,784,475	$—	$(25,056)
Expiring 12/19/18	Morgan Stanley	AUD	655	477,721	473,739	3,982	—
Expiring 12/19/18	Morgan Stanley	AUD	554	401,400	400,679	721	—
Expiring 12/19/18	Morgan Stanley	AUD	434	314,755	313,558	1,197	—
Expiring 12/19/18	Morgan Stanley	AUD	306	218,475	220,980	—	(2,505)
Expiring 12/19/18	Morgan Stanley	AUD	211	151,573	152,896	—	(1,323)
Expiring 12/19/18	Morgan Stanley	AUD	147	106,948	106,460	488	—
Expiring 12/19/18	Morgan Stanley	AUD	92	65,878	66,403	—	(525)
Expiring 12/19/18	Morgan Stanley	AUD	45	32,239	32,300	—	(61)
Expiring 12/19/18	Morgan Stanley	AUD	18	12,751	12,714	37	—

A611

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 12/19/18	Morgan Stanley	GBP	897	$1,176,489	$1,174,128	$2,361	$—
Expiring 12/19/18	Morgan Stanley	GBP	446	588,906	583,528	5,378	—
Expiring 12/19/18	Morgan Stanley	GBP	351	456,755	459,967	—	(3,212)
Expiring 12/19/18	Morgan Stanley	GBP	277	359,419	362,893	—	(3,474)
Expiring 12/19/18	Morgan Stanley	GBP	236	308,588	309,261	—	(673)
Expiring 12/19/18	Morgan Stanley	GBP	234	309,357	306,511	2,846	—
Expiring 12/19/18	Morgan Stanley	GBP	214	282,260	280,488	1,772	—
Expiring 12/19/18	Morgan Stanley	GBP	129	170,502	168,783	1,719	—
Expiring 12/19/18	Morgan Stanley	GBP	109	143,860	143,087	773	—
Expiring 12/19/18	Morgan Stanley	GBP	100	130,753	130,267	486	—
Expiring 12/19/18	Morgan Stanley	GBP	97	125,456	126,685	—	(1,229)
Expiring 12/19/18	Morgan Stanley	GBP	83	110,240	108,455	1,785	—
Expiring 12/19/18	Morgan Stanley	GBP	68	89,516	88,957	559	—
Expiring 12/19/18	Morgan Stanley	GBP	16	20,710	20,716	—	(6)
Canadian Dollar,
Expiring 12/19/18	Morgan Stanley	CAD	2,482	1,886,534	1,924,751	—	(38,217)
Expiring 12/19/18	Morgan Stanley	CAD	528	400,872	409,682	—	(8,810)
Expiring 12/19/18	Morgan Stanley	CAD	490	373,730	380,142	—	(6,412)
Expiring 12/19/18	Morgan Stanley	CAD	307	233,201	238,135	—	(4,934)
Expiring 12/19/18	Morgan Stanley	CAD	231	178,512	179,043	—	(531)
Expiring 12/19/18	Morgan Stanley	CAD	198	152,080	153,526	—	(1,446)
Expiring 12/19/18	Morgan Stanley	CAD	167	129,746	129,699	47	—
Expiring 12/19/18	Morgan Stanley	CAD	122	93,947	94,274	—	(327)
Expiring 12/19/18	Morgan Stanley	CAD	11	8,807	8,826	—	(19)
Euro,
Expiring 12/19/18	Morgan Stanley	EUR	915	1,084,796	1,069,971	14,825	—
Expiring 12/19/18	Morgan Stanley	EUR	620	730,253	725,155	5,098	—
Expiring 12/19/18	Morgan Stanley	EUR	373	440,718	436,212	4,506	—
Expiring 12/19/18	Morgan Stanley	EUR	179	212,352	209,747	2,605	—
Expiring 12/19/18	Morgan Stanley	EUR	93	109,796	108,885	911	—
Expiring 12/19/18	Morgan Stanley	EUR	36	42,462	42,401	61	—
Japanese Yen,
Expiring 12/19/18	Morgan Stanley	JPY	702,902	6,365,812	6,229,703	136,109	—
Expiring 12/19/18	Morgan Stanley	JPY	3,122	27,687	27,667	20	—
Expiring 12/19/18	Morgan Stanley	JPY	2,913	26,184	25,815	369	—
Expiring 12/19/18	Morgan Stanley	JPY	2,640	23,838	23,399	439	—
New Zealand Dollar,
Expiring 12/19/18	Barclays Capital Group	NZD	23,563	15,455,332	15,626,292	—	(170,960)
Expiring 12/19/18	Morgan Stanley	NZD	345	225,257	228,958	—	(3,701)
Expiring 12/19/18	Morgan Stanley	NZD	231	154,842	153,445	1,397	—
Norwegian Krone,
Expiring 12/19/18	Barclays Capital Group	NOK	145,041	17,335,074	17,886,718	—	(551,644)
Expiring 12/19/18	Morgan Stanley	NOK	5,183	637,247	639,119	—	(1,872)
Expiring 12/19/18	Morgan Stanley	NOK	4,264	513,191	525,847	—	(12,656)
Expiring 12/19/18	Morgan Stanley	NOK	2,760	329,356	340,356	—	(11,000)
Expiring 12/19/18	Morgan Stanley	NOK	1,941	237,257	239,423	—	(2,166)
Expiring 12/19/18	Morgan Stanley	NOK	1,325	163,117	163,455	—	(338)
Expiring 12/19/18	Morgan Stanley	NOK	1,310	159,374	161,599	—	(2,225)
Expiring 12/19/18	Morgan Stanley	NOK	817	97,418	100,714	—	(3,296)
Expiring 12/19/18	Morgan Stanley	NOK	240	29,543	29,622	—	(79)
Expiring 12/19/18	Morgan Stanley	NOK	227	27,560	27,976	—	(416)
Expiring 12/19/18	Morgan Stanley	NOK	170	20,920	20,924	—	(4)

A612

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 12/19/18	Morgan Stanley	NOK	135	$16,556	$16,589	$—	$(33)
Singapore Dollar,
Expiring 12/19/18	Barclays Capital Group	SGD	2,693	1,960,955	1,973,155	—	(12,200)
Expiring 12/19/18	Morgan Stanley	SGD	2,902	2,112,615	2,126,548	—	(13,933)
Expiring 12/19/18	Morgan Stanley	SGD	433	317,425	317,356	69	—
Expiring 12/19/18	Morgan Stanley	SGD	407	297,842	298,007	—	(165)
Expiring 12/19/18	Morgan Stanley	SGD	89	65,413	65,396	17	—
Expiring 12/19/18	Morgan Stanley	SGD	78	56,869	57,350	—	(481)
Expiring 12/19/18	Morgan Stanley	SGD	77	56,523	56,609	—	(86)
Expiring 12/19/18	Morgan Stanley	SGD	20	14,705	14,857	—	(152)
Expiring 12/19/18	Morgan Stanley	SGD	16	11,454	11,540	—	(86)
Swedish Krona,
Expiring 12/19/18	Morgan Stanley	SEK	76,162	8,438,660	8,634,125	—	(195,465)
Expiring 12/19/18	Morgan Stanley	SEK	2,571	286,496	291,494	—	(4,998)
Expiring 12/19/18	Morgan Stanley	SEK	1,705	188,616	193,265	—	(4,649)
Expiring 12/19/18	Morgan Stanley	SEK	1,625	182,869	184,178	—	(1,309)
Expiring 12/19/18	Morgan Stanley	SEK	1,367	153,324	154,977	—	(1,653)
Expiring 12/19/18	Morgan Stanley	SEK	623	70,688	70,594	94	—
Expiring 12/19/18	Morgan Stanley	SEK	400	45,761	45,374	387	—
Expiring 12/19/18	Morgan Stanley	SEK	393	43,794	44,520	—	(726)
Expiring 12/19/18	Morgan Stanley	SEK	87	9,959	9,850	109	—

				$72,051,309	$72,955,195	191,167	(1,095,053)

						$1,070,637	$(1,190,164)

(r)	Notional amount is less than $500 par.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Fund	$602,672	$—	$—
Foreign Treasury Obligations	—	803,941	—
U.S. Treasury Obligations	—	4,479,918	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(119,527)	—

Total	$602,672	$5,164,332	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A613

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 61.5%
COMMON STOCKS — 37.0%
Canada — 0.9%
Barrick Gold Corp.	6,320	$70,026
Husky Energy, Inc.	5,300	93,062
Wheaton Precious Metals Corp.	5,125	89,672

		252,760

China — 2.5%
Baidu, Inc., ADR*	760	173,797
China Life Insurance Co. Ltd.. (Class H Stock)	57,000	129,144
China Mobile Ltd.	12,000	118,553
China Telecom Corp. Ltd., ADR	2,285	112,925
China Telecom Corp. Ltd. (Class H Stock)	23,000	11,435
Kunlun Energy Co. Ltd.	113,500	132,404

		678,258

Denmark — 0.8%
AP Moller - Maersk A/S (Class B Stock)	79	110,725
Vestas Wind Systems A/S	1,718	116,090

		226,815

France — 3.1%
AXA SA	6,253	168,395
BNP Paribas SA	2,486	152,238
Cie de Saint-Gobain	1,602	69,078
Credit Agricole SA	8,464	121,447
Sanofi	2,001	177,705
Veolia Environnement SA	7,242	144,575

		833,438

Germany — 2.2%
Bayer AG	1,837	162,598
E.ON SE	10,408	106,193
Innogy SE*	155	6,577
Merck KGaA	1,419	146,435
Siemens AG	1,306	166,991

		588,794

Hong Kong — 0.6%
CK Hutchison Holdings Ltd.	12,400	142,914
Value Partners Group Ltd.	14,700	11,727

		154,641

Ireland — 0.2%
Bank of Ireland Group PLC	6,628	50,511

Israel — 0.7%
Teva Pharmaceutical Industries Ltd., ADR(a)	9,114	196,316

Italy — 0.9%
Eni SpA	10,201	192,551
UniCredit SpA	3,371	50,638

		243,189

Japan — 1.8%
Mitsui Fudosan Co. Ltd.	4,570	108,011
Panasonic Corp.	10,600	122,992
Seven & i Holdings Co. Ltd.	1,800	80,126
SoftBank Group Corp.	370	37,409
Suntory Beverage & Food Ltd.	1,910	80,823

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Taiheiyo Cement Corp.	1,630	$51,125

		480,486

Luxembourg — 0.9%
SES SA	11,462	252,265

Netherlands — 2.4%
Aegon NV	21,268	137,857
Akzo Nobel NV	954	89,012
ING Groep NV	11,802	152,925
Royal Dutch Shell PLC (Class B Stock)	7,482	261,544

		641,338

Singapore — 0.7%
Singapore Telecommunications Ltd.	81,900	194,043

South Korea — 1.3%
KB Financial Group, Inc., ADR	2,792	134,798
Samsung Electronics Co. Ltd.	5,475	229,168

		363,966

Spain — 0.3%
Telefonica SA	9,590	75,760

Sweden — 0.1%
Getinge AB (Class B Stock)	3,382	38,902

Switzerland — 1.2%
Novartis AG	368	31,533
Roche Holding AG	710	171,826
UBS Group AG*	8,170	128,391

		331,750

Taiwan — 0.1%
Catcher Technology Co. Ltd.	3,000	33,027

Thailand — 0.5%
Bangkok Bank PCL	17,400	113,026
Bangkok Bank PCL, NVDR	1,800	11,693

		124,719

United Kingdom — 3.3%
BAE Systems PLC	10,033	82,255
BP PLC	29,100	222,869
HSBC Holdings PLC	15,800	138,902
Kingfisher PLC	41,234	138,302
Man Group PLC	18,139	41,731
Standard Chartered PLC	21,988	182,123
Vodafone Group PLC	49,522	106,130

		912,312

United States — 12.5%
Advance Auto Parts, Inc.	684	115,138
Allergan PLC	1,232	234,671
Ally Financial, Inc.	1,280	33,856
Alphabet, Inc. (Class A Stock)*	129	155,713
AmerisourceBergen Corp.	1,230	113,431
Amgen, Inc.	327	67,784
Apache Corp.(a)	3,330	158,741
Capital One Financial Corp.	1,410	133,851
Cardinal Health, Inc.	1,590	85,860
Celgene Corp.*	450	40,271
Citigroup, Inc.	3,200	229,568
Comcast Corp. (Class A Stock)	3,410	120,748

A614

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
CommScope Holding Co., Inc.*	3,780	$116,273
Coty, Inc. (Class A Stock)	13,829	173,692
Eli Lilly & Co.	1,070	114,822
Exxon Mobil Corp.	1,375	116,903
Gilead Sciences, Inc.	2,140	165,229
Helmerich & Payne, Inc.	60	4,126
JPMorgan Chase & Co.	1,050	118,482
Kellogg Co.	1,110	77,722
Kroger Co. (The)	1,900	55,309
Mattel, Inc.*(a)	7,593	119,210
Navistar International Corp.*	3,190	122,815
NetScout Systems, Inc.*	400	10,100
Oracle Corp.	4,818	248,416
Perrigo Co. PLC(a)	1,430	101,244
QIAGEN NV*	285	10,796
United Parcel Service, Inc. (Class B Stock)	970	113,248
Voya Financial, Inc.	1,206	59,902
Walgreens Boots Alliance, Inc.	2,450	178,605

		3,396,526

TOTAL COMMON STOCKS (cost $9,619,466)		10,069,816

UNAFFILIATED EXCHANGE TRADED FUNDS — 3.8%
Franklin LibertyQ Emerging Markets ETF	28,000	854,574
iShares 7-10 Year Treasury Bond ETF	1,159	117,256
SPDR S&P 500 ETF Trust Fund	243	70,645

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,085,756)		1,042,475

UNAFFILIATED FUND — 20.7%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6)** (cost $5,722,752)	589,079	5,649,269

TOTAL LONG-TERM INVESTMENTS (cost $16,427,974)		16,761,560

	Shares	Value
SHORT-TERM INVESTMENTS — 39.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	10,288,965	$10,288,965
PGIM Institutional Money Market Fund (cost $541,411; includes $540,681 of cash collateral for securities on loan)(b)(w)	541,354	541,408

TOTAL SHORT-TERM INVESTMENTS (cost $10,830,376)		10,830,373

TOTAL INVESTMENTS — 101.3% (cost $27,258,350)		27,591,933
Liabilities in excess of other assets(z) — (1.3)%		(351,126)

NET ASSETS — 100.0%		$27,240,807

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $527,331; cash collateral of $540,681 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	10 Year U.S. Treasury Notes	Dec. 2018	$475,125	$(5,787)
11	Mini MSCI Emerging Markets Index	Dec. 2018	577,335	9,703
1	Russell 2000 E-Mini Index	Dec. 2018	85,040	(433)
2	U.S. Dollar Index	Dec. 2018	189,474	778

				4,261

Short Positions:
30	2 Year U.S. Treasury Notes	Dec. 2018	6,322,031	17,954
9	Euro STOXX 50 Index	Dec. 2018	353,923	(5,330)

A615

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
22	S&P 500 E-Mini Index	Dec. 2018	$ 3,210,900	$(16,548)

				(3,924)

				$337

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
Barclays Cross Asset Trend Index(M)	0.55%(M)	Barclays Capital Group	03/08/19	1,171	$41,519	—	$41,519
Barclays TrendStar+ Index(M)	0.70%(M) 1 Month LIBOR +	Barclays Capital Group	03/08/19	1,030	(1,338)	—	(1,338)
SGI VI Smart Beta Index (3)(M)	0.50%(M)	Societe Generale	03/08/19	1,185	495	—	495

					$40,676	$—	$40,676

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)

On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(3)	The value of the SGI VI Smart Beta Index is derived from CBOE Volatility Index Futures. The allocation was 100% at September 30, 2018.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

JPMorgan Chase	$193,054	$ —

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$252,760	$—	$—
China	286,722	391,536	—
Denmark	—	226,815	—
France	—	833,438	—
Germany	—	588,794	—
Hong Kong	—	154,641	—
Ireland	—	50,511	—
Israel	196,316	—	—
Italy	—	243,189	—

A616

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Japan	$—	$480,486	$—
Luxembourg	—	252,265	—
Netherlands	—	641,338	—
Singapore	—	194,043	—
South Korea	134,798	229,168	—
Spain	—	75,760	—
Sweden	—	38,902	—
Switzerland	—	331,750	—
Taiwan	—	33,027	—
Thailand	—	124,719	—
United Kingdom	—	912,312	—
United States	3,385,730	10,796	—
Unaffiliated Exchange Traded Funds	1,042,475	—	—
Unaffiliated Fund	5,649,269	—	—
Affiliated Mutual Funds	10,830,373	—	—
Other Financial Instruments*
Futures Contracts	337	—	—
OTC Total Return Swap Agreements	—	40,676	—

Total	$21,778,780	$5,854,166	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows (unaudited):

Affiliated Mutual Funds (2.0% represents investments purchased with collateral from securities on loan)	39.8%
Unaffiliated Fund	20.7
Banks	5.4
Pharmaceuticals	4.9
Oil, Gas & Consumable Fuels	4.3
Unaffiliated Exchange Traded Funds	3.8
Insurance	1.6
Diversified Telecommunication Services	1.5
Media	1.4
Internet Software & Services	1.2
Food & Staples Retailing	1.2
Industrial Conglomerates	1.1
Biotechnology	1.0
Technology Hardware, Storage & Peripherals	1.0
Wireless Telecommunication Services	1.0
Multi-Utilities	0.9
Specialty Retail	0.9
Software	0.9
Health Care Providers & Services	0.7
Capital Markets	0.7
Personal Products	0.6

Consumer Finance	0.6%
Metals & Mining	0.6
Communications Equipment	0.5
Household Durables	0.5
Machinery	0.5
Leisure Products	0.4
Electrical Equipment	0.4
Air Freight & Logistics	0.4
Marine	0.4
Real Estate Management & Development	0.4
Chemicals	0.3
Aerospace & Defense	0.3
Beverages	0.3
Food Products	0.3
Building Products	0.3
Diversified Financial Services	0.2
Construction Materials	0.2
Health Care Equipment & Supplies	0.1
Life Sciences Tools & Services	0.0 *
Energy Equipment & Services	0.0 *

101.3
Liabilities in excess of other assets	(1.3)

100.0%

* Less than +/- 0.05%

A617

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Australia — 5.0%
Charter Hall Office, REIT (Escrow Shares)*^	230,500	$—
Dexus, REIT	557,705	4,263,359
Goodman Group, REIT	692,836	5,198,591
Scentre Group, REIT	876,629	2,518,271
Stockland, REIT	1,596,773	4,800,270
Vicinity Centres, REIT	1,459,131	2,771,151

		19,551,642

Canada — 2.8%
Allied Properties Real Estate Investment Trust	71,816	2,396,369
Canadian Apartment Properties REIT, REIT	86,997	3,212,083
Chartwell Retirement Residences, REIT, UTS	293,246	3,323,750
First Capital Realty, Inc.(a)	150,061	2,265,466

		11,197,668

France — 4.2%
Carmila SA	60,574	1,543,806
Covivio, REIT	24,733	2,577,230
Klepierre SA, REIT	92,273	3,269,187
Unibail-Rodamco-Westfield	45,831	9,224,378

		16,614,601

Germany — 4.9%
ADO Properties SA, 144A	42,398	2,537,767
alstria office REIT-AG, REIT	125,182	1,855,849
LEG Immobilien AG	31,356	3,721,360
TLG Immobilien AG	76,739	1,997,545
Vonovia SE	188,628	9,214,331

		19,326,852

Hong Kong — 7.9%
CK Asset Holdings Ltd.	390,646	2,930,238
Henderson Land Development Co. Ltd.	842,484	4,230,722
Link REIT, REIT	785,039	7,716,213
New World Development Co. Ltd.	778,423	1,059,324
Sun Hung Kai Properties Ltd.	670,809	9,758,746
Swire Properties Ltd.	681,397	2,579,775
Wharf Real Estate Investment Co. Ltd.	468,260	3,017,294

		31,292,312

Ireland — 1.7%
Green REIT PLC, REIT	1,396,000	2,445,805
Hibernia REIT PLC, REIT(a)	1,749,947	2,886,603
Irish Residential Properties REIT PLC, REIT	864,829	1,484,856

		6,817,264

Japan — 10.8%
Activia Properties, Inc., REIT	559	2,418,720
Daiwa Office Investment Corp.	347	2,092,798
Invincible Investment Corp., REIT	5,687	2,378,336
Japan Hotel REIT Investment Corp., REIT	2,703	1,967,715
Japan Real Estate Investment Corp., REIT	794	4,162,887
Kenedix Retail REIT Corp., REIT	1,428	3,058,140
LaSalle Logiport REIT, REIT	2,301	2,115,402
Mitsubishi Estate Co. Ltd.	211,399	3,589,440
Mitsui Fudosan Co. Ltd.	378,955	8,956,524

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nippon Building Fund, Inc., REIT	664	$3,837,751
Sumitomo Realty & Development Co. Ltd.	224,405	8,051,039

		42,628,752

Singapore — 1.9%
Cache Logistics Trust, REIT	1,678,598	902,477
Keppel REIT, REIT	3,172,281	2,757,558
Suntec Real Estate Investment Trust, REIT	2,691,192	3,804,106

		7,464,141

Spain — 0.9%
Inmobiliaria Colonial Socimi SA, REIT	328,003	3,410,688

Sweden — 1.5%
Atrium Ljungberg AB (Class B Stock)	65,916	1,195,258
Cibus Nordic Real Estate AB*	88,475	1,095,390
Fabege AB	162,214	2,246,124
Hufvudstaden AB (Class A Stock)	81,377	1,237,575

		5,774,347

Switzerland — 0.4%
PSP Swiss Property AG	17,226	1,668,260

United Kingdom — 4.7%
Big Yellow Group PLC, REIT	199,762	2,390,412
British Land Co. PLC (The), REIT	217,011	1,746,569
Derwent London PLC, REIT	19,026	708,392
Land Securities Group PLC	160,612	1,847,600
NewRiver REIT PLC, REIT(a)	452,998	1,525,946
Segro PLC, REIT	421,277	3,500,624
Shaftesbury PLC, REIT	164,684	1,948,782
Tritax Big Box REIT PLC, REIT	1,256,331	2,415,451
Tritax EuroBox PLC, 144A*	1,034,617	1,412,554
Warehouse REIT PLC	943,659	1,205,312

		18,701,642

United States — 52.1%
American Assets Trust, Inc., REIT	107,209	3,997,824
American Homes 4 Rent (Class A Stock)	150,872	3,302,588
Americold Realty Trust	316,666	7,922,983
AvalonBay Communities, Inc.	82,163	14,883,827
Camden Property Trust, REIT	44,568	4,170,228
Columbia Property Trust, Inc., REIT	171,661	4,058,066
Community Healthcare Trust, Inc., REIT	104,438	3,235,489
CoreSite Realty Corp.	15,410	1,712,667
Crown Castle International Corp.	30,576	3,404,026
DiamondRock Hospitality Co., REIT	509,695	5,948,141
Digital Realty Trust, Inc., REIT	31,616	3,556,168
Duke Realty Corp., REIT	209,490	5,943,231
Easterly Government Properties, Inc., REIT	148,261	2,871,816
Empire State Realty Trust, Inc. (Class A Stock), REIT	341,873	5,678,511
Equity LifeStyle Properties, Inc., REIT	90,440	8,722,938
Essex Property Trust, Inc.	3,577	882,482
Extra Space Storage, Inc.(a)	90,153	7,810,856
Federal Realty Investment Trust, REIT(a)	41,479	5,245,849
Four Corners Property Trust, Inc., REIT	163,754	4,206,840
Highwoods Properties, Inc.	36,092	1,705,708
Hilton Worldwide Holdings, Inc.	21,166	1,709,789
Hudson Pacific Properties, Inc., REIT	205,276	6,716,631
Invitation Homes, Inc.(a)	67,408	1,544,317

A618

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
JBG SMITH Properties	131,496	$4,842,998
Kilroy Realty Corp.	86,352	6,190,575
Life Storage, Inc., REIT	6,833	650,228
Macerich Co. (The), REIT	104,622	5,784,550
MedEquities Realty Trust, Inc., REIT	168,906	1,641,766
MGM Growth Properties LLC (Class A Stock), REIT(a)	160,469	4,732,231
Park Hotels & Resorts, Inc., REIT	38,913	1,277,125
Prologis, Inc., REIT	251,245	17,031,900
Public Storage	10,093	2,035,052
Rexford Industrial Realty, Inc., REIT	147,765	4,722,569
Sabra Health Care REIT, Inc.	179,534	4,150,826
Simon Property Group, Inc., REIT	54,118	9,565,357
STAG Industrial, Inc., REIT	230,141	6,328,878
Sunstone Hotel Investors, Inc., REIT	282,755	4,625,872
UDR, Inc., REIT	215,338	8,706,115
Welltower, Inc., REIT(a)	223,518	14,376,678

		205,893,695

TOTAL LONG-TERM INVESTMENTS (cost $367,299,409)		390,341,864

	Shares	Value
SHORT-TERM INVESTMENTS — 7.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	2,980,809	$2,980,809
PGIM Institutional Money Market Fund (cost $28,134,268; includes $28,083,427 of cash collateral for securities on loan)(b)(w)	28,130,581	28,133,394

TOTAL SHORT-TERM INVESTMENTS (cost $31,115,077)		31,114,203

TOTAL INVESTMENTS — 106.7% (cost $398,414,486)		421,456,067
Liabilities in excess of other assets — (6.7)%		(26,481,555)

NET ASSETS — 100.0%		$394,974,512

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,836,591; cash collateral of $28,083,427 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A619

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$19,551,642	$—
Canada	11,197,668	—	—
France	—	16,614,601	—
Germany	—	19,326,852	—
Hong Kong	—	31,292,312	—
Ireland	—	6,817,264	—
Japan	—	42,628,752	—
Singapore	—	7,464,141	—
Spain	—	3,410,688	—
Sweden	—	5,774,347	—
Switzerland	—	1,668,260	—
United Kingdom	—	18,701,642	—
United States	205,893,695	—	—
Affiliated Mutual Funds	31,114,203	—	—

Total	$248,205,566	$173,250,501	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Industrial REITs	14.5%
Office REITs	14.5
Retail REITs	13.8
Residential REITs	11.9
Diversified Real Estate Activities	9.0
Real Estate Operating Companies	8.7
Affiliated Mutual Funds (7.1% represents investments purchased with collateral from securities on loan)	7.9

Diversified REITs	6.7%
Specialized REITs	6.5
Health Care REITs	5.9
Hotel & Resort REITs	5.3
Health Care Facilities	0.8
Real Estate Development	0.8
Hotels, Resorts & Cruise Lines	0.4

106.7
Liabilities in excess of other assets	(6.7)

100.0%

A620

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 83.9%

UNAFFILIATED EXCHANGE TRADED FUNDS — 41.4%
Goldman Sachs ActiveBeta International Equity ETF**	86,444	$2,555,285
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	53,402	3,137,368
iShares Core MSCI EAFE ETF	72,387	4,638,559
iShares Core MSCI Emerging Markets ETF	97,371	5,041,870

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $14,136,118)		15,373,082

UNAFFILIATED FUNDS** — 42.5%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	199,660	1,960,663
Goldman Sachs Alternative Premia Fund (Institutional Shares)	210,200	1,830,844
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	118,134	1,196,700
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	227,852	2,690,931
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	124,452	1,234,562
Goldman Sachs High Yield Fund (Institutional Shares)	258,636	1,657,857
Goldman Sachs International Real Estate Securities Fund (Institutional Shares)	114,149	695,170
Goldman Sachs International Small Cap Insights Fund (Institutional Shares)	21,434	266,426
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	294,226	1,638,840
Goldman Sachs Managed Futures Strategy Fund (Institutional Shares)	210,758	2,149,733
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	30,104	479,262

TOTAL UNAFFILIATED FUNDS (cost $16,218,769)		15,800,988

TOTAL LONG-TERM INVESTMENTS (cost $30,354,887)		31,174,070

	Shares	Value
SHORT-TERM INVESTMENTS — 14.3%

AFFILIATED MUTUAL FUNDS — 14.0%

PGIM Core Ultra Short Bond Fund(w)	5,222,005	$5,222,005
PGIM Institutional Money Market Fund(w)	365	365

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,222,370)		5,222,370

OPTIONS PURCHASED~* — 0.3% (cost $259,796)		104,431

TOTAL SHORT-TERM INVESTMENTS (cost $5,482,166)		5,326,801

TOTAL INVESTMENTS — 98.2% (cost $35,837,053)		36,500,871
Other assets in excess of liabilities(z) — 1.8%		673,106

NET ASSETS — 100.0%		$37,173,977

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

~	See tables subsequent to the Schedule of Investments for options detail.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A621

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	12/17/18	$96.00	3	8	$10,050
90 Day Euro Dollar Futures	Call	12/17/18	$96.50	2	5	4,200
90 Day Euro Dollar Futures	Call	12/17/18	$97.25	4	10	1,050
90 Day Euro Dollar Futures	Call	12/17/18	$98.00	4	10	25
90 Day Euro Dollar Futures	Call	12/17/18	$99.00	159	398	994
90 Day Euro Dollar Futures	Call	03/18/19	$96.00	3	8	8,699
90 Day Euro Dollar Futures	Call	03/18/19	$96.50	2	5	3,299
90 Day Euro Dollar Futures	Call	03/18/19	$97.13	12	30	3,149
90 Day Euro Dollar Futures	Call	03/18/19	$97.88	4	10	25
90 Day Euro Dollar Futures	Call	03/18/19	$99.00	113	283	706
90 Day Euro Dollar Futures	Call	06/17/19	$96.88	17	43	12,325
90 Day Euro Dollar Futures	Call	06/17/19	$97.75	4	10	125
90 Day Euro Dollar Futures	Call	06/17/19	$99.00	50	125	313
90 Day Euro Dollar Futures	Call	09/16/19	$96.75	16	40	10,400
90 Day Euro Dollar Futures	Call	09/16/19	$97.75	5	13	63
90 Day Euro Dollar Futures	Call	12/16/19	$96.50	9	23	9,563
90 Day Euro Dollar Futures	Call	03/16/20	$96.00	7	18	14,788
90 Day Euro Dollar Futures	Call	06/15/20	$97.00	17	43	9,775
90 Day Euro Dollar Futures	Call	09/14/20	$97.00	13	33	8,694
90 Day Euro Dollar Futures	Call	12/14/20	$96.75	6	15	6,188

Total Options Purchased (cost $259,796)						$104,431

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
24	30 Day Federal Funds	Oct. 2018	$9,782,783	$(6,000)
5	Russell 2000 E-Mini Index	Dec. 2018	425,200	(4,788)
55	S&P 500 E-Mini Index	Dec. 2018	8,027,250	40,239
15	SGX FTSE China A50 Index	Oct. 2018	178,687	6,806
1	TOPIX Index	Dec. 2018	159,963	2,608

				38,865

Short Positions:
120	90 Day Euro Dollar	Mar. 2020	29,050,500	185,050
9	30 Year Euro Buxl	Dec. 2018	1,821,547	30,318

				215,368

				$254,233

A622

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Chilean Peso,
Expiring 12/19/18	Morgan Stanely	CLP	110,000	$162,556	$167,371	$4,815	$—
Expiring 12/19/18	Morgan Stanely	CLP	5,000	7,277	7,608	331	—
Chinese Renminbi,
Expiring 12/19/18	Morgan Stanely	CNH	1,120	163,080	162,193	—	(887)
Expiring 12/19/18	Morgan Stanely	CNH	10	1,457	1,448	—	(9)
Colombian Peso,
Expiring 12/19/18	Morgan Stanely	COP	484,000	155,827	163,070	7,243	—
Euro,
Expiring 12/19/18	Morgan Stanely	EUR	150	175,735	175,409	—	(326)
Indian Rupee,
Expiring 12/19/18	Morgan Stanely	INR	11,500	159,092	157,012	—	(2,080)
Indonesian Rupiah,
Expiring 12/19/18	Morgan Stanely	IDR	2,340,000	150,968	155,344	4,376	—
Expiring 12/19/18	Morgan Stanely	IDR	90,000	5,800	5,975	175	—
Norwegian Krone,
Expiring 12/19/18	Morgan Stanely	NOK	2,300	274,415	283,640	9,225	—
South Korean Won,
Expiring 12/19/18	Morgan Stanely	KRW	190,000	170,007	171,649	1,642	—

				$1,426,214	$1,450,719	27,807	(3,302)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Depreciation Unrealized
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/19/18	Morgan Stanely	AUD	780	$561,044	$564,195	$—	$(3,151)
British Pound,
Expiring 12/19/18	Morgan Stanely	GBP	1,145	1,491,330	1,498,566	—	(7,236)
Colombian Peso,
Expiring 12/19/18	Morgan Stanely	COP	484,000	155,627	163,071	—	(7,444)
Danish Krone,
Expiring 12/19/18	Morgan Stanely	DKK	890	139,912	139,631	281	—
Euro,
Expiring 12/19/18	Morgan Stanely	EUR	2,350	2,752,008	2,748,074	3,934	—
Expiring 12/19/18	Morgan Stanely	EUR	340	398,163	397,594	569	—
Hong Kong Dollar,
Expiring 12/19/18	Morgan Stanely	HKD	2,180	278,202	278,813	—	(611)
Indian Rupee,
Expiring 12/19/18	Morgan Stanely	INR	11,500	158,239	157,012	1,227	—
Israeli Shekel,
Expiring 12/19/18	Morgan Stanely	ILS	80	22,439	22,138	301	—
Japanese Yen,
Expiring 12/19/18	Morgan Stanely	JPY	222,000	2,004,531	1,967,548	36,983	—
New Taiwanese Dollar,
Expiring 12/19/18	Morgan Stanely	TWD	6,600	216,117	217,452	—	(1,335)
Expiring 12/19/18	Morgan Stanely	TWD	300	9,814	9,884	—	(70)
New Zealand Dollar,
Expiring 12/19/18	Morgan Stanely	NZD	20	13,172	13,263	—	(91)
Norwegian Krone,
Expiring 12/19/18	Morgan Stanely	NOK	500	59,655	61,659	—	(2,004)

A623

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 12/19/18	Morgan Stanely	SGD	150	$109,223	$109,926	$—	$(703)
South Korean Won,
Expiring 12/19/18	Morgan Stanely	KRW	370,000	332,456	334,265	—	(1,809)
Swedish Krona,
Expiring 12/19/18	Morgan Stanely	SEK	1,950	216,800	221,062	—	(4,262)
Swiss Franc,
Expiring 12/19/18	Morgan Stanely	CHF	680	705,737	698,595	7,142	—
Expiring 12/19/18	Morgan Stanely	CHF	160	166,056	164,376	1,680	—

				$9,790,525	$9,767,124	52,117	(28,716)

						$79,924	$(32,018)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Barclays Capital Group	$392,118	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$15,373,082	$—	$—
Unaffiliated Funds	15,800,988	—	—
Affiliated Mutual Funds	5,222,370	—	—
Options Purchased	104,431	—	—
Other Financial Instruments*
Futures Contracts	254,233	—	—
OTC Forward Foreign Currency Exchange Contracts	—	47,906	—

Total	$36,755,104	$47,906	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A624

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.6%

ASSET-BACKED SECURITIES — 17.3%
Collateralized Loan Obligations — 8.2%
Acis CLO Ltd. (Cayman Islands),
Series 2013-1A, Class B, 3 Month LIBOR + 1.950%, 144A
4.283%(c)	04/18/24	522	$522,210
Series 2013-1A, Class C, 3 Month LIBOR + 2.950%, 144A
5.283%(c)	04/18/24	561	561,338
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class AR, 3 Month LIBOR + 1.100%, 144A
3.448%(c)	07/20/26	4,050	4,049,599
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 3 Month LIBOR + 0.850%, 144A
3.187%(c)	01/27/28	3,750	3,732,551
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
3.589%(c)	07/15/26	4,000	4,000,663
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.489%(c)	04/15/25	857	856,703
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.130%, 144A
3.463%(c)	04/18/26	2,843	2,842,556
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-6RA, Class A1, 3 Month LIBOR + 1.150%, 144A
3.598%(c)	04/25/30	7,900	7,881,054
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 3 Month LIBOR + 0.750%, 144A
3.089%(c)	04/15/29	5,550	5,492,066
Mariner CLO LLC (Cayman Islands),
Series 2017-4A, Class A, 3 Month LIBOR + 1.210%, 144A
3.545%(c)	10/26/29	8,050	8,056,964
Oaktree CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A
3.568%(c)	10/20/26	2,300	2,300,195
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A
3.710%(c)	11/22/25	1,539	1,539,492
Octagon Investment Partners 24 Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A
3.212%(c)	05/21/27	8,150	8,149,276
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5RA, Class A, 3 Month LIBOR + 1.100%, 144A
3.463%(c)	05/07/31	3,000	2,991,519
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-2RA, Class A1, 3 Month LIBOR + 0.950%, 144A
3.298%(c)	04/15/29	3,150	3,145,039
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
3.998%(c)	07/20/28	7,650	7,653,817

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2016-1A, Class B1, 3 Month LIBOR + 2.400%, 144A
4.748%(c)	07/20/28	1,550	$1,553,653
Staniford Street CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.514%(c)	06/15/25	1,682	1,681,796

			67,010,491

Home Equity Loans — 0.5%
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1, 1 Month LIBOR + 0.290%
2.506%(c)	08/25/36	2,400	2,381,483
Soundview Home Loan Trust,
Series 2007-NS1, Class A3, 1 Month LIBOR + 0.200%
2.416%(c)	01/25/37	1,347	1,320,879

			3,702,362

Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.470%
2.686%(c)	01/25/36	2,200	2,183,693
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-WF3, Class M1, 1 Month LIBOR + 0.250%
2.466%(c)	09/25/36	4,600	4,515,645

			6,699,338

Student Loans — 7.8%
Bank of America Student Loan Trust,
Series 2010-1A, Class A, 3 Month LIBOR + 0.800%, 144A
3.135%(c)	02/25/43	579	581,561
ECMC Group Student Loan Trust,
Series 2017-1A, Class A, 1 Month LIBOR + 1.200%, 144A
3.416%(c)	12/27/66	5,205	5,275,364
Series 2018-1A, Class A, 1 Month LIBOR + 0.750%, 144A
2.966%(c)	02/27/68	7,493	7,493,707
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 1 Month LIBOR + 0.800%, 144A
3.016%(c)	04/26/32	5,850	5,876,398
Higher Education Funding,
Series 2014-1, Class A, 3 Month LIBOR + 1.050%, 144A
3.361%(c)	05/25/34	2,909	2,927,523
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
3.215%(c)	07/20/43	2,150	2,175,584
Navient Student Loan Trust,
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
3.266%(c)	12/27/66	5,403	5,475,777
Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A
3.016%(c)	07/26/66	6,748	6,812,689
Nelnet Student Loan Trust,
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
2.760%(c)	08/23/36	3,700	3,656,101
Series 2006-2, Class A7, 3 Month LIBOR + 0.580%, 144A
2.915%(c)	01/25/37	4,150	4,089,538
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3, 3 Month LIBOR + 0.850%
3.185%(c)	10/25/37	2,500	2,529,475

A625

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1, 3 Month LIBOR + 0.900%
3.235%(c)	07/25/41		1,297	$1,318,816
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.366%(c)	09/25/65		3,022	3,049,638
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
3.089%(c)	10/28/41		919	913,832
SLM Student Loan Trust,
Series 2003-1, Class A5A, 3 Month LIBOR + 0.110%, 144A
2.444%(c)	12/15/32		2,301	2,210,073
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
2.965%(c)	01/25/40		1,850	1,864,827
Series 2007-2, Class A4, 3 Month LIBOR + 0.060%
2.395%(c)	07/25/22		3,150	3,075,339
Series 2008-2, Class A3, 3 Month LIBOR + 0.750%
3.085%(c)	04/25/23		165	163,914
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
3.985%(c)	07/25/22		934	953,008
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
4.035%(c)	07/25/23		3,228	3,311,648

				63,754,812

TOTAL ASSET-BACKED SECURITIES (cost $138,391,062)				141,167,003

CORPORATE BONDS — 25.3%
Austria — 0.1%
JAB Holdings BV,
Gtd. Notes
1.625%	04/30/25	EUR	300	353,661
1.750%	06/25/26	EUR	700	816,402

				1,170,063

Belgium — 0.6%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23		600	593,198
3.650%	02/01/26		3,100	3,012,257
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.600%	04/15/48		750	726,513
KBC Group NV,
Jr. Sub. Notes
5.625%	03/29/49	EUR	500	588,089

				4,920,057

Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		800	794,208

Canada — 0.3%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21		2,300	2,290,819

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/27		200	$193,330

				2,484,149

China — 0.2%
China Evergrande Group,
Sr. Sec’d. Notes
8.750%	06/28/25		350	313,353
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27		200	188,611
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.000%	11/19/25		200	196,426
5.500%	01/16/25		400	404,566
Kaisa Group Holdings Ltd.,
Sr. Sec’d. Notes
8.500%	06/30/22		400	327,047
9.375%	06/30/24		200	153,772

				1,583,775

France — 2.0%
AXA SA,
Jr. Sub. Notes
6.463%	12/14/49(a)		2,250	2,227,499
BNP Paribas SA,
Sr. Unsec’d. Notes
3.375%	01/09/25		1,350	1,277,987
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		1,400	1,325,320
Sub. Notes, MTN, 144A
4.375%	09/28/25		250	244,445
4.375%	05/12/26		750	730,308
BPCE SA,
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		1,300	1,282,540
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	01/10/22		1,000	981,086
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
1.125%	06/15/22	GBP	2,600	3,336,172
Gov’t. Liquid Gtd. Notes, MTN, 144A
1.875%	03/28/19		3,700	3,685,208
Electricite de France SA,
Jr. Sub. Notes, EMTN
4.125%	01/29/49	EUR	1,100	1,365,846

				16,456,411

Germany — 6.0%
Bayer AG,
Jr. Sub. Notes, EMTN
3.000%	07/01/75	EUR	1,650	1,956,869
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23		800	794,632
4.250%	12/15/25		1,250	1,242,318
4.375%	12/15/28		700	685,824

A626

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.700%	07/13/20		3,300	$3,232,566
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19		150	149,596
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21		100	97,609
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38		250	246,265
innogy Finance BV,
Gtd. Notes, EMTN
6.125%	07/06/39	GBP	450	804,677
6.250%	06/03/30	GBP	900	1,525,585
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
— %(p)	12/15/22	EUR	22,900	26,579,251
0.375%	03/15/23	EUR	5,800	6,829,642
0.625%	01/07/28	EUR	3,800	4,362,934

				48,507,768

India — 0.1%
Reliance Industries Ltd.,
Sr. Unsec’d. Notes
4.125%	01/28/25		250	244,187
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27		490	449,918

				694,105

Ireland — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22		2,050	2,011,322
3.750%	05/15/19		2,050	2,058,076
4.625%	07/01/22		1,900	1,938,617

				6,008,015

Italy — 0.3%
CDP RETI SpA,
Sr. Unsec’d. Notes
1.875%	05/29/22	EUR	700	799,213
Telecom Italia Finance SA,
Gtd. Notes, EMTN
7.750%	01/24/33	EUR	1,100	1,756,260

				2,555,473

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21		604	595,718

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	610	783,313
Trust F/1401,
Sr. Unsec’d. Notes
5.250%	12/15/24		400	405,319

				1,188,632

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Netherlands — 0.5%
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23		1,100	$1,159,782
Sub. Notes, EMTN
4.125%	11/21/23		350	350,424
NN Group NV,
Sub. Notes
4.625%	04/08/44	EUR	1,200	1,519,676
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
3.875%	09/01/22		900	891,000

				3,920,882

Russia — 0.0%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, MTN
7.288%	08/16/37		180	200,249

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
7.000%	12/29/49	EUR	200	236,469
Sr. Unsec’d. Notes, GMTN
0.750%	09/11/22	EUR	500	574,157
Banco Santander SA,
Jr. Sub. Notes
6.250%	03/12/49	EUR	900	1,051,789
Sr. Unsec’d. Notes
4.379%	04/12/28		600	569,083

				2,431,498

Supranational Bank — 0.6%
European Investment Bank,
Sr. Unsec’d. Notes, MTN
0.875%	01/14/28	EUR	3,900	4,567,811

Switzerland — 0.9%
Cloverie PLC for Zurich Insurance Co. Ltd.,
Sub. Notes, EMTN
5.625%	06/24/46		500	514,309
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
3.869%	01/12/29		1,950	1,833,637
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
4.550%	04/17/26		1,370	1,376,575
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		750	749,085
4.625%	04/29/24		950	955,824
Syngenta Finance NV,
Gtd. Notes, 144A
4.441%	04/24/23		800	795,123
4.892%	04/24/25		700	687,110
5.182%	04/24/28		250	239,179

				7,150,842

A627

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Arab Emirates — 0.0%
DP World Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
5.625%	09/25/48		320	$316,861

United Kingdom — 1.3%
Aviva PLC,
Jr. Sub. Notes
5.902%	07/27/20	GBP	200	268,502
6.125%	09/29/22	GBP	300	423,281
Sub. Notes
6.125%	11/14/36	GBP	300	427,008
Sub. Notes, EMTN
5.125%	06/04/50	GBP	100	128,414
6.125%	07/05/43	EUR	300	405,714
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21		750	854,419
Sub. Notes, EMTN
10.000%	05/21/21	GBP	650	1,001,300
Barclays PLC,
Sr. Unsec’d. Notes
3.684%	01/10/23		500	486,952
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		250	243,919
BP Capital Markets PLC,
Gtd. Notes
3.017%	01/16/27		150	141,130
3.723%	11/28/28		650	643,524
3.814%	02/10/24		200	202,358
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		400	402,470
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.498%	05/15/23		1,300	1,259,671
3.875%	09/12/23		250	242,840
4.519%	06/25/24		1,050	1,047,018
4.892%	05/18/29		1,200	1,192,621
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24		1,250	1,235,835

				10,606,976

United States — 10.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.750%	11/14/23		450	448,250
4.250%	11/14/28		800	790,954
4.450%	05/14/46		750	689,445
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	07/03/23		2,250	2,229,690
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20		250	249,690
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37		1,950	1,909,148

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24		50	$48,131
6.450%	09/15/36		850	969,917
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21		1,800	1,773,490
3.000%	06/30/22(a)		250	243,810
3.200%	03/01/22(a)		1,300	1,280,719
4.750%	05/15/46		50	45,682
5.450%	03/01/47		100	99,909
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26		1,900	1,836,943
Sr. Unsec’d. Notes, MTN
3.499%	05/17/22		1,000	999,451
3.875%	08/01/25		2,050	2,037,701
Sub. Notes
6.110%	01/29/37		275	316,264
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22		1,550	1,506,978
3.363%	06/06/24		1,600	1,545,892
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.450%	01/15/49		2,050	2,044,336
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		450	438,417
3.625%	01/15/24		450	437,215
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		400	400,226
4.500%	02/01/24		2,700	2,716,548
4.908%	07/23/25		1,100	1,116,970
Chubb INA Holdings, Inc.,
Gtd. Notes
2.500%	03/15/38	EUR	1,750	2,048,613
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN, 144A
16.909%(s)	11/01/18	EGP	13,000	716,011
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26		1,400	1,306,769
4.075%	04/23/29		2,400	2,355,589
Sub. Notes
4.125%	07/25/28(a)		350	338,146
Comcast Corp.,
Gtd. Notes
6.400%	03/01/40		250	298,742
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		150	152,640
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28		1,050	1,041,767
4.780%	03/25/38		1,050	1,044,970
5.050%	03/25/48		300	306,853

A628

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22		150	$147,364
4.750%	05/15/42		600	572,720
5.000%	06/15/45		300	295,514
5.600%	07/15/41		50	53,026
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24		800	801,000
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		650	637,567
4.200%	05/15/28		850	825,587
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
4.272%	08/28/23		350	351,418
Energy Transfer Partners LP,
Gtd. Notes
5.300%	04/15/47		50	48,442
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21		700	691,189
3.750%	02/15/25		300	299,493
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26(a)		1,000	956,882
3.950%	06/15/25		1,000	997,089
General Dynamics Corp.,
Gtd. Notes
2.875%	05/11/20		950	947,705
3.000%	05/11/21		950	944,920
3.375%	05/15/23(a)		400	399,915
General Electric Co.,
Sr. Unsec’d. Notes
1.500%	05/17/29	EUR	200	222,816
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.150%	03/01/47		800	757,922
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	07/15/23		3,050	3,040,669
4.125%	11/15/25		550	548,433
Sr. Unsec’d. Notes, 144A
4.900%	12/15/48		700	694,944
HCP, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23		700	701,727
Huntington National Bank (The),
Sr. Unsec’d. Notes
3.250%	05/14/21		2,050	2,038,242
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26		1,050	1,006,152
3.797%	07/23/24		1,700	1,697,653
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		50	50,484

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		200	$198,294
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27		1,150	1,149,885
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24		110	110,389
4.368%	09/15/23		500	518,322
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21	EUR	150	183,806
3.700%	10/23/24		1,750	1,723,061
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		900	838,493
3.591%	07/22/28(a)		1,100	1,043,669
4.300%	01/27/45		200	192,687
5.625%	09/23/19		400	409,951
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		650	612,622
4.700%	04/15/48		550	512,543
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		2,100	1,994,913
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26		1,850	1,717,037
3.250%	11/15/27		650	625,438
3.800%	11/15/37		800	762,137
4.000%	11/15/47		800	759,660
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes, 144A
4.250%	08/01/23		400	402,060
4.650%	08/01/28		250	251,786
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26		650	649,338
4.700%	06/15/44		350	315,233
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		1,200	1,279,855
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28		650	608,418
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	06/01/27		2,550	2,426,667
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		2,050	2,142,250
Starbucks Corp.,
Sr. Unsec’d. Notes
4.000%	11/15/28		800	797,748
4.500%	11/15/48		700	688,441

A629

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.000%	10/01/27	1,500	$1,424,140
5.300%	04/01/44	400	383,422
5.400%	10/01/47	150	148,375
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28	150	151,092
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24	250	245,327
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.012%	04/15/49	750	765,934
Sr. Unsec’d. Notes, 144A
4.329%	09/21/28	2,953	2,968,813
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.550%	08/14/23	3,400	3,384,069
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.750%	08/15/28	300	294,233

			88,194,857

Venezuela — 0.2%
Petroleos de Venezuela SA,
Gtd. Notes(d)
5.375%	04/12/27	1,800	389,699
6.000%	10/28/22	6,730	1,202,987

			1,592,686

TOTAL CORPORATE BONDS (cost $210,819,181)			205,941,036

MUNICIPAL BONDS — 0.3%
Puerto Rico
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds, (d)
5.250%	08/01/40	160	134,400
6.500%	08/01/44	2,605	1,276,450
6.750%	08/01/32	245	120,050
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico),
Revenue Bonds, (d)
4.750%	08/01/39	130	109,200
4.850%	08/01/36	30	24,300
5.000%	08/01/21	35	29,400
5.000%	08/01/40	150	126,000
5.000%	08/01/46	70	58,800
5.750%	08/01/57	45	37,800
6.000%	08/01/31	300	246,000
6.000%	08/01/32	65	53,300
6.000%	08/01/38	190	155,800
6.050%	08/01/37	75	61,500
6.050%	08/01/39	30	24,600
6.130%	08/01/28	25	20,500
6.130%	08/01/29	15	12,300
6.130%	08/01/30	85	69,700
6.130%	08/01/37	80	65,600
6.130%	08/01/38	145	118,900

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Puerto Rico (cont’d.)

TOTAL MUNICIPAL BONDS (cost $2,218,600)			$2,744,600

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.9%
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A2A
3.809%(cc)	04/25/37	1,025	956,607
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.466%(c)	01/25/29	470	530,198
Fannie Mae REMICS,
Series 2013-121, Class SA, IO, 1 Month LIBOR x (1) + 6.100%
3.884%(c)	12/25/43	4,657	582,624
Series 2014-73, Class SA, IO, 1 Month LIBOR x (1) + 6.150%
3.934%(c)	11/25/44	12,014	1,678,635
Series 2015-28, Class PS, IO, 1 Month LIBOR x (1) + 5.600%
3.384%(c)	08/25/44	2,050	260,138
Series 2016-69, Class BS, IO, 1 Month LIBOR x (1) + 6.100%
3.884%(c)	10/25/46	7,423	883,714
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1) + 5.950%
3.792%(c)	10/15/41	7,216	942,025
Series 4059, Class SP, IO, 1 Month LIBOR x (1) + 6.550%
4.392%(c)	06/15/42	1,667	267,028
Series 4248, Class S, IO, 1 Month LIBOR x (1) + 6.000%
3.842%(c)	09/15/43	707	99,478
Series 4286, Class SN, IO, 1 Month LIBOR x (1) + 6.000%
3.842%(c)	12/15/43	14,300	2,069,944
Series 4320, Class SD, IO, 1 Month LIBOR x (1) + 6.100%
3.942%(c)	07/15/39	1,274	155,486
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.366%(c)	01/25/25	266	285,131
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
7.016%(c)	05/25/28	1,770	2,068,997
Series 2016-DNA3, Class M3, 1 Month LIBOR + 5.000%
7.216%(c)	12/25/28	650	760,384
Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%
6.016%(c)	03/25/29	400	450,339
Government National Mortgage Assoc.,
Series 2013-113, Class SD, IO, 1 Month LIBOR x (1) + 6.700%
4.542%(c)	08/16/43	166	25,005
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1) + 6.050%
3.885%(c)	08/20/43	2,667	386,824
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1) + 5.600%
3.435%(c)	08/20/44	7,631	867,570
Series 2014-158, Class SA, IO, 1 Month LIBOR x (1) + 5.600%
3.442%(c)	10/16/44	3,682	435,499
Series 2015-126, Class IM, IO

A630

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.000%	09/20/45		1,135	$202,293
Series 2015-126, Class IQ, IO
4.000%	09/20/45		1,135	202,293
Series 2016-109, Class IH, IO
4.000%	10/20/45		1,846	338,091
GreenPoint MTA Trust,
Series 2005-AR1, Class A2, 1 Month LIBOR + 0.440%
2.656%(c)	06/25/45		1,591	1,533,760
Harben Finance PLC (United Kingdom),
Series 2017-1X, Class A, 3 Month GBP LIBOR + 0.800%
1.605%(c)	08/20/56	GBP	477	620,927
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.376%(c)	03/25/37		343	314,651
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR8, Class A3A, 1 Month LIBOR + 0.230%
2.446%(c)	07/25/46		1,863	1,775,843
London Wall Mortgage Capital PLC (United Kingdom),
Series 2017-FL1, Class A, 3 Month GBP LIBOR + 0.850%
1.652%(c)	11/15/49	GBP	2,886	3,763,278
Precise Mortgage Funding PLC (United Kingdom),
Series 2017-1B, Class A, 3 Month GBP LIBOR + 0.750%
1.551%(c)	03/12/54	GBP	2,771	3,606,886
Ripon Mortgages PLC (United Kingdom),
Series 1X, Class A1, 3 Month GBP LIBOR + 0.800%
1.605%(c)	08/20/56	GBP	414	538,976
Series 1X, Class A2, 3 Month GBP LIBOR + 0.800%
1.605%(c)	08/20/56	GBP	4,878	6,344,192
Station Place Securitization Trust,
Series 2015-2, Class A, 1 Month LIBOR + 0.550%, 144A^
2.684%(c)	07/15/19		1,350	1,350,000
Structured Asset Mortgage Investments Trust,
Series 2006-AR1, Class 2A1, 1 Month LIBOR + 0.230%
2.446%(c)	02/25/36		271	262,465
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2017-A11X, Class A1, 3 Month GBP LIBOR + 0.850%
1.655%(c)	05/20/45	GBP	5,547	7,241,846
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.518%(c)	09/25/46		979	986,157
Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.845%(c)	08/25/46		2,277	2,145,156
Warwick Finance Residential Mortgages No One PLC (United Kingdom),
Series 1, Class A, 3 Month GBP LIBOR + 1.000%
1.804%(c)	09/21/49	GBP	2,410	3,149,640

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $50,737,892)				48,082,080

SOVEREIGN BONDS — 36.4%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(cc)	12/31/38	EUR	60	41,015
2.500%(cc)	12/31/38		480	282,240
3.375%	01/15/23	EUR	610	605,425
5.250%	01/15/28	EUR	530	489,602

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
5.875%	01/11/28		350	$277,025
6.250%	11/09/47	EUR	110	97,245
6.875%	01/11/48		1,950	1,501,500
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.750%	11/21/20	AUD	1,415	1,016,666
3.250%	04/21/25	AUD	10,085	7,630,479
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD	2,070	1,714,783
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	4,255	1,133,188
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
9.625%	06/02/27		390	385,593
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		330	296,901
8.875%	10/23/27		320	303,583
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.375%	05/31/47	EUR	1,100	1,212,295
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	2,060	2,535,401
French Republic Government Bond OAT (France),
Bonds
2.750%	10/25/27	EUR	7,710	10,620,176
4.500%	04/25/41	EUR	2,670	4,937,992
Bonds, 144A
1.750%	05/25/66	EUR	770	864,148
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
5.875%	01/15/24		200	214,435
Sr. Unsec’d. Notes, MTN, 144A
4.750%	01/08/26		1,800	1,824,649
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
8.750%	05/15/31	IDR	22,780,000	1,566,923
Inflation Linked Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.000%	06/10/26	KRW	12,580,620	11,136,080
1.750%	06/10/28	KRW	3,329,062	3,145,587
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.900%	05/15/28	EUR	1,370	1,577,782
Israel Government Bond (Israel),
Bonds
1.750%	08/31/25	ILS	2,680	735,335
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.450%	11/15/24	EUR	6,840	7,402,359
1.500%	08/01/19	EUR	4,470	5,224,651
2.800%	12/01/28	EUR	6,790	7,664,362
4.250%	03/01/20	EUR	8,920	10,824,302
Bonds, 144A
2.800%	03/01/67	EUR	2,290	2,199,255
2.950%	09/01/38	EUR	930	993,001

A631

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/20	JPY	285,750	$2,524,091
0.100%	12/20/20	JPY	3,094,800	27,361,824
0.100%	09/20/21	JPY	756,000	6,690,287
0.100%	03/20/23	JPY	1,962,200	17,402,479
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	03/20/55	JPY	161,400	1,592,990
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	09/20/27	JPY	127,050	1,118,838
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.800%	03/20/48	JPY	159,350	1,373,072
1.400%	09/20/45	JPY	1,172,900	11,731,994
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	198,100	1,740,114
1.200%	03/20/35	JPY	2,073,350	20,316,166
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/10/25	JPY	822,400	7,573,546
0.100%	03/10/26	JPY	1,074,900	9,922,445
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,140	1,925,877
Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	1,500	1,755,332
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	6,226	322,554
6.500%	06/09/22	MXN	13,521	693,389
8.000%	11/07/47	MXN	66	3,462
10.000%	12/05/24	MXN	31,978	1,893,839
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	93	4,842
8.000%	12/07/23	MXN	2,224	119,988
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
4.650%	12/18/18	CAD	1,300	1,012,634
Unsec’d. Notes
2.850%	06/18/25	CAD	3,800	2,948,563
Province of Ontario (Canada),
Notes
2.600%	06/02/25	CAD	6,650	5,052,950
4.650%	06/02/41	CAD	2,700	2,559,194
Unsec’d. Notes
2.850%	06/02/23	CAD	4,420	3,438,936
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
2.100%	09/20/2117	EUR	840	1,076,711
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	06/22/30		1,420	1,411,713
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
2.750%	07/01/23	SGD	2,870	2,145,334

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	1,150	$56,682
7.000%	02/28/31	ZAR	9,700	562,399
8.250%	03/31/32	ZAR	2,175	138,314
8.750%	01/31/44	ZAR	1,110	69,907
8.875%	02/28/35	ZAR	14,090	927,124
Spain Government Bond (Spain),
Bonds
0.050%	01/31/21	EUR	2,990	3,476,432
Bonds, 144A
3.800%	04/30/24	EUR	1,020	1,381,986
5.400%	01/31/23	EUR	3,470	4,895,509
Sr. Unsec’d. Notes
0.350%	07/30/23	EUR	5,870	6,756,147
Sr. Unsec’d. Notes, 144A
1.450%	10/31/27	EUR	1,780	2,079,030
3.450%	07/30/66	EUR	1,340	1,789,332
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	3,410	4,017,251
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.850%	11/03/25		200	197,423
Swiss Confederation Government Bond (Switzerland),
Bonds
2.250%	07/06/20	CHF	900	965,294
4.000%	04/08/28	CHF	300	420,807
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,518,395
3.650%	06/20/31	THB	16,860	553,500
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.125%	02/17/28		5,170	4,394,190
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	01/22/21	GBP	12,130	16,039,546
3.500%	07/22/68	GBP	1,720	3,502,976
4.250%	12/07/46	GBP	2,180	4,270,825
4.500%	09/07/34	GBP	5,570	9,977,765
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	12/09/20		170	44,829

TOTAL SOVEREIGN BONDS (cost $300,469,445)				296,202,805

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.4%
Federal Home Loan Banks
2.625%	09/12/25		3,700	3,544,600
Federal Home Loan Mortgage Corp.
4.000%	06/01/40		17	17,364
4.000%	02/01/41		106	108,172
4.000%	02/01/41		58	59,178
4.000%	11/01/41		11	11,093
4.500%	08/01/48		3,459	3,574,152
4.500%	09/01/48		4,482	4,630,971
Federal National Mortgage Assoc.
3.500%	01/01/57		998	979,853

A632

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	01/01/48	9,831	$9,971,086
4.000%	TBA	21,000	21,205,078
4.500%	06/01/45	843	874,184
4.500%	06/01/48	4,946	5,105,245
4.500%	09/01/48	999	1,041,750
4.500%	TBA	15,000	15,472,941
5.000%	02/01/38	15	15,687
5.000%	02/01/38	14	14,515
5.000%	06/01/38	99	104,394
5.000%	08/01/44	71	74,954
5.000%	07/01/48	984	1,034,790
Government National Mortgage Assoc.
4.000%	10/20/43	5,231	5,361,415
4.000%	05/20/45	61	62,360
4.000%	07/20/45	4,241	4,346,666
4.000%	08/20/45	2,257	2,313,762
4.000%	10/20/45	56	57,896
4.500%	05/20/48	996	1,029,852
4.500%	06/20/48	2,357	2,438,140
4.500%	07/20/48	20,582	21,291,578
4.500%	TBA	4,000	4,133,618

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $109,785,575)			108,875,294

TOTAL LONG-TERM INVESTMENTS (cost $812,421,755)			803,012,818

		Shares
SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MUTUAL FUNDS — 2.5%

PGIM Core Ultra Short Bond Fund(w)		17,335,152	17,335,152
PGIM Institutional Money Market Fund (cost $3,101,385; includes $3,096,524 of cash collateral for securities on loan)(b)(w)		3,100,962	3,101,272

TOTAL AFFILIATED MUTUAL FUNDS (cost $20,436,537)			20,436,424

Interest Rate	Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) — 1.5%
AT&T, Inc.
2.694%	10/05/18	1,980	1,979,088
2.695%	10/09/18	1,700	1,698,756
Kraft Heinz Co. (The), 144A
2.619%	10/02/18	3,550	3,549,061

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER(n) (Continued)
Marriott International
2.510%	11/19/18	2,000	$1,992,833
Volkswagon Credit, Inc.
2.819%	03/20/19	2,800	2,762,782

TOTAL COMMERCIAL PAPER (cost $11,984,584)			11,982,520

TOTAL SHORT-TERM INVESTMENTS (cost $32,421,121)			32,418,944

TOTAL INVESTMENTS — 102.6% (cost $844,842,876)			835,431,762
Liabilities in excess of other assets(z) — (2.6)%			(21,038,711)

NET ASSETS — 100.0%			$814,393,051

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,350,000 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,048,851; cash collateral of $3,096,524 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A633

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

FORWARD COMMITMENT CONTRACT

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Government National Mortgage Assoc. (proceeds receivable $10,181,836)	4.000%	TBA	10/18/18	$(10,000)	$(10,169,922)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
114	2 Year U.S. Treasury Notes	Dec. 2018	$24,023,719	$(15,403)
45	5 Year Euro-Bobl	Dec. 2018	6,828,710	(44,411)
411	5 Year U.S. Treasury Notes	Dec. 2018	46,227,867	46,570
36	10 Year Canadian Government Bonds	Dec. 2018	3,696,295	(52,398)
21	10 Year U.S. Ultra Treasury Notes	Dec. 2018	2,646,000	(34,776)
80	20 Year U.S. Treasury Bonds	Dec. 2018	11,240,000	(269,464)
3	30 Year Euro Buxl	Dec. 2018	607,182	(9,730)
446	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	68,809,438	(2,117,816)
21	10 Year Australian Treasury Bonds	Dec. 2018	15,112,766	(13,200)
45	10 Year Japanese Bonds	Dec. 2018	59,444,200	(78,243)
120	Euro Schatz. DUA Index	Dec. 2018	15,573,152	(22,292)
6	Euro-BTP Italian Government Bond	Dec. 2018	862,706	18,182

				(2,592,981)

Short Positions:
115	90 Day Euro Dollar	Jun. 2019	27,890,375	284,625
221	90 Day Euro Dollar	Dec. 2019	53,515,150	79,231
435	90 Day Euro Dollar	Dec. 2020	105,308,063	202,986
58	10 Year Euro-Bund	Dec. 2018	10,693,053	39,046
8	10 Year U.K. Gilt	Dec. 2018	1,261,073	10,740
460	10 Year U.S. Treasury Notes	Dec. 2018	54,639,375	727,701
26	Euro-OAT	Dec. 2018	4,559,788	44,074
7	Short Euro-BTP	Dec. 2018	887,912	8,894

				1,397,297

				$(1,195,684)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/04/18	Morgan Stanley	ARS	2,105	$50,108	$50,541	$433	$—
Expiring 10/10/18	Morgan Stanley	ARS	61,857	2,098,256	1,473,126	—	(625,130)
Expiring 10/17/18	Morgan Stanley	ARS	61,772	1,920,073	1,456,934	—	(463,139)
Expiring 10/17/18	Morgan Stanley	ARS	37,377	933,248	881,557	—	(51,691)
Expiring 10/30/18	Morgan Stanley	ARS	14,238	351,057	329,971	—	(21,086)
Expiring 10/30/18	Morgan Stanley	ARS	8,073	201,823	187,101	—	(14,722)
Australian Dollar,
Expiring 12/19/18	Morgan Stanley	AUD	13,785	9,917,870	9,970,955	53,085	—
Expiring 12/19/18	Morgan Stanley	AUD	2,610	1,885,314	1,888,172	2,858	—
Expiring 12/19/18	Morgan Stanley	AUD	1,659	1,198,879	1,199,834	955	—
Expiring 12/19/18	Morgan Stanley	AUD	1,282	927,493	927,106	—	(387)
Expiring 12/19/18	Morgan Stanley	AUD	1,281	929,085	926,495	—	(2,590)
Expiring 12/19/18	Morgan Stanley	AUD	820	583,603	592,795	9,192	—
Expiring 12/19/18	Morgan Stanley	AUD	523	372,590	378,055	5,465	—
Brazilian Real,
Expiring 10/02/18	Morgan Stanley	BRL	4,992	1,249,738	1,235,565	—	(14,173)
British Pound,
Expiring 11/01/18	Morgan Stanley	GBP	1,034	1,324,521	1,350,130	25,609	—
Expiring 12/19/18	Morgan Stanley	GBP	2,747	3,620,851	3,594,885	—	(25,966)
Expiring 12/19/18	Morgan Stanley	GBP	815	1,073,925	1,066,414	—	(7,511)
Expiring 12/19/18	Morgan Stanley	GBP	764	1,002,953	999,584	—	(3,369)
Expiring 12/19/18	Morgan Stanley	GBP	706	936,317	924,516	—	(11,801)
Expiring 12/19/18	Morgan Stanley	GBP	701	921,500	917,994	—	(3,506)

A634

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar,
Expiring 12/19/18	Morgan Stanley	CAD	2,142	$1,627,762	$1,661,473	$33,711	$—
Expiring 12/19/18	Morgan Stanley	CAD	1,366	1,047,830	1,059,693	11,863	—
Expiring 12/19/18	Morgan Stanley	CAD	1,214	930,089	941,373	11,284	—
Expiring 12/19/18	Morgan Stanley	CAD	773	595,129	599,835	4,706	—
Expiring 12/19/18	Morgan Stanley	CAD	531	410,234	411,724	1,490	—
Chilean Peso,
Expiring 10/05/18	Morgan Stanley	CLP	523,565	813,115	796,046	—	(17,069)
Expiring 10/10/18	Morgan Stanley	CLP	633,687	920,990	963,614	42,624	—
Expiring 10/10/18	Morgan Stanley	CLP	632,228	920,172	961,396	41,224	—
Expiring 10/22/18	Morgan Stanley	CLP	1,127,999	1,688,672	1,715,862	27,190	—
Chinese Renminbi,
Expiring 12/19/18	Morgan Stanley	CNH	6,404	928,499	927,393	—	(1,106)
Expiring 12/19/18	Morgan Stanley	CNH	2,766	400,339	400,499	160	—
Colombian Peso,
Expiring 10/22/18	Morgan Stanley	COP	10,305,877	3,403,414	3,479,153	75,739	—
Expiring 10/22/18	Morgan Stanley	COP	2,777,042	930,100	937,499	7,399	—
Czech Koruna,
Expiring 12/19/18	Morgan Stanley	CZK	21,456	968,645	972,062	3,417	—
Euro,
Expiring 11/21/18	Morgan Stanley	EUR	4,975	5,804,060	5,801,824	—	(2,236)
Expiring 11/21/18	Morgan Stanley	EUR	2,084	2,450,002	2,430,207	—	(19,795)
Expiring 11/21/18	Morgan Stanley	EUR	1,097	1,277,176	1,278,869	1,693	—
Expiring 11/21/18	Morgan Stanley	EUR	750	884,700	874,605	—	(10,095)
Expiring 12/19/18	Morgan Stanley	EUR	1,593	1,857,424	1,862,518	5,094	—
Expiring 12/19/18	Morgan Stanley	EUR	1,593	1,859,630	1,862,518	2,888	—
Expiring 12/19/18	Morgan Stanley	EUR	1,588	1,861,372	1,857,271	—	(4,101)
Expiring 12/19/18	Morgan Stanley	EUR	1,585	1,872,965	1,853,007	—	(19,958)
Expiring 12/19/18	Morgan Stanley	EUR	798	935,795	933,698	—	(2,097)
Expiring 12/19/18	Morgan Stanley	EUR	792	930,399	926,360	—	(4,039)
Expiring 12/19/18	Morgan Stanley	EUR	792	929,627	925,912	—	(3,715)
Expiring 12/19/18	Morgan Stanley	EUR	792	930,326	925,824	—	(4,502)
Expiring 12/19/18	Morgan Stanley	EUR	789	932,778	922,513	—	(10,265)
Indian Rupee,
Expiring 10/12/18	Morgan Stanley	INR	74,250	1,031,179	1,022,305	—	(8,874)
Expiring 10/12/18	Morgan Stanley	INR	67,619	933,692	931,005	—	(2,687)
Indonesian Rupiah,
Expiring 10/29/18	Morgan Stanley	IDR	56,606,342	3,780,056	3,784,373	4,317	—
Japanese Yen,
Expiring 10/24/18	Morgan Stanley	JPY	155,556	1,391,069	1,371,746	—	(19,323)
Expiring 12/19/18	Morgan Stanley	JPY	202,497	1,839,305	1,794,695	—	(44,610)
Expiring 12/19/18	Morgan Stanley	JPY	113,240	1,004,479	1,003,626	—	(853)
Expiring 12/19/18	Morgan Stanley	JPY	104,263	928,410	924,063	—	(4,347)
Expiring 12/19/18	Morgan Stanley	JPY	100,360	895,741	889,473	—	(6,268)
Expiring 12/19/18	Morgan Stanley	JPY	66,946	599,533	593,333	—	(6,200)
Expiring 12/19/18	Morgan Stanley	JPY	66,492	598,451	589,305	—	(9,146)
Expiring 12/19/18	Morgan Stanley	JPY	41,890	373,522	371,264	—	(2,258)
Expiring 12/19/18	Morgan Stanley	JPY	41,596	372,853	368,662	—	(4,191)
Mexican Peso,
Expiring 12/19/18	Morgan Stanley	MXN	18,047	919,031	951,952	32,921	—
Expiring 12/19/18	Morgan Stanley	MXN	8,505	445,429	448,620	3,191	—
Expiring 12/19/18	Morgan Stanley	MXN	4,293	222,653	226,447	3,794	—
Expiring 12/19/18	Morgan Stanley	MXN	4,291	222,373	226,361	3,988	—

A635

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 10/11/18	Morgan Stanley	TWD	115,576	$3,787,512	$3,788,559	$1,047	$—
Expiring 10/11/18	Morgan Stanley	TWD	58,147	1,899,927	1,906,057	6,130	—
Expiring 10/11/18	Morgan Stanley	TWD	28,312	929,948	928,071	—	(1,877)
Expiring 12/14/18	Morgan Stanley	TWD	28,123	918,756	926,188	7,432	—
New Zealand Dollar,
Expiring 12/19/18	Morgan Stanley	NZD	14,856	9,797,135	9,852,233	55,098	—
Expiring 12/19/18	Morgan Stanley	NZD	2,811	1,871,984	1,864,289	—	(7,695)
Expiring 12/19/18	Morgan Stanley	NZD	1,419	931,094	941,061	9,967	—
Expiring 12/19/18	Morgan Stanley	NZD	1,412	933,391	936,454	3,063	—
Expiring 12/19/18	Morgan Stanley	NZD	1,406	939,313	932,716	—	(6,597)
Expiring 12/19/18	Morgan Stanley	NZD	1,406	936,747	932,476	—	(4,271)
Expiring 12/19/18	Morgan Stanley	NZD	1,393	926,449	923,903	—	(2,546)
Expiring 12/19/18	Morgan Stanley	NZD	894	584,309	592,912	8,603	—
Norwegian Krone,
Expiring 12/19/18	Morgan Stanley	NOK	7,643	918,832	942,574	23,742	—
Polish Zloty,
Expiring 12/19/18	Morgan Stanley	PLN	2,400	648,270	652,505	4,235	—
Russian Ruble,
Expiring 11/21/18	Morgan Stanley	RUB	64,889	935,721	984,890	49,169	—
Expiring 11/21/18	Morgan Stanley	RUB	63,963	935,741	970,836	35,095	—
Expiring 11/21/18	Morgan Stanley	RUB	61,292	930,423	930,300	—	(123)
Expiring 11/21/18	Morgan Stanley	RUB	38,854	551,745	589,732	37,987	—
Expiring 11/21/18	Morgan Stanley	RUB	37,811	559,379	573,908	14,529	—
Expiring 11/21/18	Morgan Stanley	RUB	26,015	368,309	394,857	26,548	—
Expiring 11/21/18	Morgan Stanley	RUB	25,447	371,970	386,231	14,261	—
Expiring 11/21/18	Morgan Stanley	RUB	24,690	371,888	374,743	2,855	—
Singapore Dollar,
Expiring 12/19/18	Morgan Stanley	SGD	1,270	930,496	930,790	294	—
South African Rand,
Expiring 12/19/18	Morgan Stanley	ZAR	5,647	373,310	394,920	21,610	—
Expiring 12/19/18	Morgan Stanley	ZAR	5,369	372,826	375,441	2,615	—
South Korean Won,
Expiring 10/17/18	Morgan Stanley	KRW	2,101,311	1,866,629	1,895,110	28,481	—
Expiring 10/17/18	Morgan Stanley	KRW	1,045,588	931,150	942,985	11,835	—
Expiring 10/17/18	Morgan Stanley	KRW	1,045,117	934,116	942,560	8,444	—
Expiring 10/17/18	Morgan Stanley	KRW	1,031,601	920,399	930,371	9,972	—
Expiring 10/17/18	Morgan Stanley	KRW	618,206	551,674	557,542	5,868	—
Expiring 10/17/18	Morgan Stanley	KRW	470,691	419,866	424,502	4,636	—
Swedish Krona,
Expiring 12/19/18	Morgan Stanley	SEK	8,371	932,554	948,956	16,402	—
Swiss Franc,
Expiring 12/19/18	Morgan Stanley	CHF	902	930,171	926,375	—	(3,796)
Turkish Lira,
Expiring 12/19/18	Morgan Stanley	TRY	2,449	372,521	384,448	11,927	—
Expiring 12/19/18	Morgan Stanley	TRY	2,438	373,510	382,739	9,229	—
Expiring 12/19/18	Morgan Stanley	TRY	2,436	372,103	382,372	10,269	—
Expiring 12/19/18	Morgan Stanley	TRY	2,426	372,846	380,857	8,011	—
Expiring 12/19/18	Morgan Stanley	TRY	2,418	372,204	379,471	7,267	—
Expiring 12/19/18	Morgan Stanley	TRY	2,394	373,290	375,823	2,533	—

				$127,616,732	$127,012,465	875,444	(1,479,711)

A636

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/04/18	Morgan Stanley	ARS	2,029	$50,108	$48,736	$1,372	$—
Expiring 10/09/18	Morgan Stanley	ARS	39,731	972,605	947,515	25,090	—
Expiring 10/17/18	Morgan Stanley	ARS	23,592	600,296	556,428	43,868	—
Expiring 10/30/18	Morgan Stanley	ARS	12,857	384,992	297,956	87,036	—
Australian Dollar,
Expiring 10/25/18	Morgan Stanley	AUD	12,077	8,956,298	8,731,213	225,085	—
Expiring 12/19/18	Morgan Stanley	AUD	2,572	1,827,805	1,860,096	—	(32,291)
Expiring 12/19/18	Morgan Stanley	AUD	2,551	1,813,555	1,844,891	—	(31,336)
Expiring 12/19/18	Morgan Stanley	AUD	1,298	933,666	938,774	—	(5,108)
Expiring 12/19/18	Morgan Stanley	AUD	1,286	912,963	929,954	—	(16,991)
Expiring 12/19/18	Morgan Stanley	AUD	1,278	927,945	924,655	3,290	—
Expiring 12/19/18	Morgan Stanley	AUD	1,252	913,316	905,427	7,889	—
Expiring 12/19/18	Morgan Stanley	AUD	613	447,073	443,163	3,910	—
Brazilian Real,
Expiring 10/02/18	Morgan Stanley	BRL	3,841	930,145	950,770	—	(20,625)
Expiring 10/02/18	Morgan Stanley	BRL	1,151	275,095	284,794	—	(9,699)
Expiring 11/05/18	Morgan Stanley	BRL	4,992	1,246,710	1,232,203	14,507	—
Expiring 11/05/18	Morgan Stanley	BRL	3,778	930,439	932,647	—	(2,208)
British Pound,
Expiring 11/01/18	Morgan Stanley	GBP	50,376	64,398,272	65,762,483	—	(1,364,211)
Expiring 11/01/18	Morgan Stanley	GBP	2,401	3,156,193	3,134,142	22,051	—
Expiring 11/01/18	Morgan Stanley	GBP	703	922,610	918,151	4,459	—
Expiring 12/19/18	Morgan Stanley	GBP	710	938,146	929,603	8,543	—
Expiring 12/19/18	Morgan Stanley	GBP	709	927,285	927,299	—	(14)
Expiring 12/19/18	Morgan Stanley	GBP	707	942,904	925,835	17,069	—
Expiring 12/19/18	Morgan Stanley	GBP	706	929,718	923,440	6,278	—
Expiring 12/19/18	Morgan Stanley	GBP	451	591,371	589,833	1,538	—
Expiring 12/19/18	Morgan Stanley	GBP	285	372,541	372,505	36	—
Canadian Dollar,
Expiring 11/08/18	Morgan Stanley	CAD	21,422	16,322,830	16,599,655	—	(276,825)
Expiring 12/19/18	Morgan Stanley	CAD	11,233	8,528,498	8,712,500	—	(184,002)
Expiring 12/19/18	Morgan Stanley	CAD	1,205	928,630	934,719	—	(6,089)
Chilean Peso,
Expiring 10/05/18	Morgan Stanley	CLP	760,340	1,186,363	1,156,047	30,316	—
Expiring 10/05/18	Morgan Stanley	CLP	628,644	921,463	955,811	—	(34,348)
Expiring 10/05/18	Morgan Stanley	CLP	607,386	878,266	923,491	—	(45,225)
Expiring 10/10/18	Morgan Stanley	CLP	637,973	931,238	970,131	—	(38,893)
Expiring 10/22/18	Morgan Stanley	CLP	631,464	929,731	960,556	—	(30,825)
Chinese Renminbi,
Expiring 12/19/18	Morgan Stanley	CNH	55,261	8,046,348	8,002,598	43,750	—
Expiring 12/19/18	Morgan Stanley	CNH	6,429	931,446	930,954	492	—
Expiring 12/19/18	Morgan Stanley	CNH	6,425	930,568	930,387	181	—
Expiring 12/19/18	Morgan Stanley	CNH	6,414	931,911	928,833	3,078	—
Expiring 12/19/18	Morgan Stanley	CNH	6,401	929,529	926,898	2,631	—
Colombian Peso,
Expiring 10/22/18	Morgan Stanley	COP	2,242,039	742,286	756,888	—	(14,602)
Expiring 10/22/18	Morgan Stanley	COP	575,120	190,248	194,154	—	(3,906)
Danish Krone,
Expiring 11/08/18	Morgan Stanley	DKK	6,721	1,027,185	1,050,059	—	(22,874)
Euro,
Expiring 11/21/18	Morgan Stanley	EUR	125,181	146,972,376	145,977,388	994,988	—
Expiring 11/21/18	Morgan Stanley	EUR	6,675	7,764,620	7,783,895	—	(19,275)

A637

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 11/21/18	Morgan Stanley	EUR	682	$799,963	$795,396	$4,567	$—
Expiring 12/19/18	Morgan Stanley	EUR	2,690	3,168,719	3,145,447	23,272	—
Expiring 12/19/18	Morgan Stanley	EUR	2,194	2,585,575	2,566,139	19,436	—
Expiring 12/19/18	Morgan Stanley	EUR	1,593	1,862,948	1,862,412	536	—
Expiring 12/19/18	Morgan Stanley	EUR	1,592	1,855,717	1,862,059	—	(6,342)
Expiring 12/19/18	Morgan Stanley	EUR	1,584	1,865,108	1,852,550	12,558	—
Expiring 12/19/18	Morgan Stanley	EUR	1,179	1,391,884	1,378,461	13,423	—
Expiring 12/19/18	Morgan Stanley	EUR	1,168	1,383,155	1,365,901	17,254	—
Expiring 12/19/18	Morgan Stanley	EUR	802	945,407	938,088	7,319	—
Expiring 12/19/18	Morgan Stanley	EUR	798	941,148	932,593	8,555	—
Expiring 12/19/18	Morgan Stanley	EUR	792	932,030	925,810	6,220	—
Expiring 12/19/18	Morgan Stanley	EUR	789	932,501	922,091	10,410	—
Expiring 12/19/18	Morgan Stanley	EUR	591	695,999	690,635	5,364	—
Indian Rupee,
Expiring 10/12/18	Morgan Stanley	INR	75,380	1,036,235	1,037,861	—	(1,626)
Expiring 10/12/18	Morgan Stanley	INR	67,177	919,299	924,916	—	(5,617)
Indonesian Rupiah,
Expiring 10/29/18	Morgan Stanley	IDR	24,679,283	1,673,853	1,649,915	23,938	—
Israeli Shekel,
Expiring 10/31/18	Morgan Stanley	ILS	2,488	678,533	685,837	—	(7,304)
Japanese Yen,
Expiring 10/24/18	Morgan Stanley	JPY	12,568,315	113,305,356	110,831,663	2,473,693	—
Expiring 12/19/18	Morgan Stanley	JPY	206,756	1,867,405	1,832,446	34,959	—
Expiring 12/19/18	Morgan Stanley	JPY	104,231	931,103	923,781	7,322	—
Expiring 12/19/18	Morgan Stanley	JPY	103,677	931,843	918,875	12,968	—
Expiring 12/19/18	Morgan Stanley	JPY	102,495	918,233	908,394	9,839	—
Expiring 12/19/18	Morgan Stanley	JPY	58,456	521,455	518,086	3,369	—
Mexican Peso,
Expiring 11/16/18	Morgan Stanley	MXN	65,301	3,422,933	3,461,403	—	(38,470)
Expiring 12/19/18	Morgan Stanley	MXN	37,157	1,943,334	1,959,922	—	(16,588)
Expiring 12/19/18	Morgan Stanley	MXN	10,004	522,977	527,702	—	(4,725)
Expiring 12/19/18	Morgan Stanley	MXN	7,113	372,493	375,167	—	(2,674)
New Taiwanese Dollar,
Expiring 10/11/18	Morgan Stanley	TWD	203,839	6,718,482	6,681,799	36,683	—
Expiring 10/11/18	Morgan Stanley	TWD	30,270	987,258	992,256	—	(4,998)
Expiring 10/11/18	Morgan Stanley	TWD	28,673	931,679	939,901	—	(8,222)
Expiring 10/11/18	Morgan Stanley	TWD	28,664	933,124	939,591	—	(6,467)
Expiring 10/11/18	Morgan Stanley	TWD	28,590	930,041	937,188	—	(7,147)
Expiring 10/11/18	Morgan Stanley	TWD	15,503	506,093	508,190	—	(2,097)
New Zealand Dollar,
Expiring 12/19/18	Morgan Stanley	NZD	2,803	1,829,343	1,858,972	—	(29,629)
Expiring 12/19/18	Morgan Stanley	NZD	1,479	975,063	980,956	—	(5,893)
Expiring 12/19/18	Morgan Stanley	NZD	1,435	933,758	951,902	—	(18,144)
Expiring 12/19/18	Morgan Stanley	NZD	1,396	933,182	925,761	7,421	—
Expiring 12/19/18	Morgan Stanley	NZD	1,396	933,821	925,661	8,160	—
Expiring 12/19/18	Morgan Stanley	NZD	1,393	928,140	923,577	4,563	—
Expiring 12/19/18	Morgan Stanley	NZD	667	446,878	442,535	4,343	—
Norwegian Krone,
Expiring 12/19/18	Morgan Stanley	NOK	15,332	1,862,864	1,890,818	—	(27,954)
Expiring 12/19/18	Morgan Stanley	NOK	4,884	595,663	602,335	—	(6,672)
Expiring 12/19/18	Morgan Stanley	NOK	4,855	596,000	598,730	—	(2,730)
Expiring 12/19/18	Morgan Stanley	NOK	3,322	409,849	409,676	173	—

A638

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 12/19/18	Morgan Stanley	NOK	3,005	$371,492	$370,571	$921	$—
Polish Zloty,
Expiring 12/19/18	Morgan Stanley	PLN	3,426	929,641	931,231	—	(1,590)
Russian Ruble,
Expiring 11/21/18	Morgan Stanley	RUB	88,611	1,292,258	1,344,961	—	(52,703)
Expiring 11/21/18	Morgan Stanley	RUB	63,763	926,650	967,801	—	(41,151)
Expiring 11/21/18	Morgan Stanley	RUB	63,523	932,144	964,157	—	(32,013)
Expiring 11/21/18	Morgan Stanley	RUB	62,733	932,689	952,168	—	(19,479)
Expiring 11/21/18	Morgan Stanley	RUB	62,354	931,070	946,417	—	(15,347)
Expiring 11/21/18	Morgan Stanley	RUB	50,939	741,772	773,161	—	(31,389)
Expiring 11/21/18	Morgan Stanley	RUB	48,280	722,110	732,807	—	(10,697)
Singapore Dollar,
Expiring 10/25/18	Morgan Stanley	SGD	2,930	2,142,974	2,144,651	—	(1,677)
Expiring 12/19/18	Morgan Stanley	SGD	3,220	2,347,005	2,359,697	—	(12,692)
South African Rand,
Expiring 10/24/18	Morgan Stanley	ZAR	28,606	2,108,981	2,015,658	93,323	—
Expiring 12/19/18	Morgan Stanley	ZAR	6,264	416,167	438,053	—	(21,886)
South Korean Won,
Expiring 10/17/18	Morgan Stanley	KRW	1,053,146	941,991	949,801	—	(7,810)
Expiring 10/17/18	Morgan Stanley	KRW	1,048,357	935,741	945,483	—	(9,742)
Expiring 10/17/18	Morgan Stanley	KRW	1,048,028	931,679	945,185	—	(13,506)
Expiring 10/17/18	Morgan Stanley	KRW	1,031,574	929,430	930,346	—	(916)
Expiring 10/17/18	Morgan Stanley	KRW	915,438	819,088	825,606	—	(6,518)
Expiring 10/17/18	Morgan Stanley	KRW	661,469	589,302	596,558	—	(7,256)
Expiring 10/29/18	Morgan Stanley	KRW	11,813,617	10,677,142	10,657,076	20,066	—
Expiring 10/29/18	Morgan Stanley	KRW	3,507,167	3,128,884	3,163,818	—	(34,934)
Expiring 10/29/18	Morgan Stanley	KRW	592,921	530,816	534,875	—	(4,059)
Swedish Krona,
Expiring 12/19/18	Morgan Stanley	SEK	5,291	589,198	599,795	—	(10,597)
Expiring 12/19/18	Morgan Stanley	SEK	5,244	595,309	594,509	800	—
Expiring 12/19/18	Morgan Stanley	SEK	4,592	523,686	520,557	3,129	—
Expiring 12/19/18	Morgan Stanley	SEK	3,285	372,344	372,348	—	(4)
Swiss Franc,
Expiring 11/08/18	Morgan Stanley	CHF	1,450	1,464,001	1,483,042	—	(19,041)
Thai Baht,
Expiring 12/14/18	Morgan Stanley	THB	132,730	4,072,485	4,114,611	—	(42,126)
Turkish Lira,
Expiring 12/19/18	Morgan Stanley	TRY	3,775	559,042	592,626	—	(33,584)
Expiring 12/19/18	Morgan Stanley	TRY	2,400	372,846	376,690	—	(3,844)
Expiring 12/19/18	Morgan Stanley	TRY	2,381	371,764	373,737	—	(1,973)

				$507,451,732	$505,828,871	4,422,041	(2,799,180)

						$5,297,485	$(4,278,891)

Cross currency exchange contracts outstanding at September 30, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
12/19/18	Buy	AUD	519	NZD	567	$—	$(794)	Morgan Stanley
12/19/18	Buy	AUD	666	NZD	725	273	—	Morgan Stanley
12/19/18	Buy	AUD	1,303	EUR	801	5,726	—	Morgan Stanley

A639

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
12/19/18	Buy	AUD	1,305	EUR	801	$6,859	$—	Morgan Stanley
12/19/18	Buy	AUD	1,315	EUR	806	9,207	—	Morgan Stanley
12/19/18	Buy	AUD	1,320	EUR	806	12,780	—	Morgan Stanley
12/19/18	Buy	AUD	2,581	EUR	1,591	6,490	—	Morgan Stanley
12/19/18	Buy	CAD	1,212	EUR	797	7,946	—	Morgan Stanley
12/19/18	Buy	CAD	2,411	NOK	14,986	22,336	—	Morgan Stanley
12/19/18	Buy	CAD	2,440	NZD	2,872	—	(11,868)	Morgan Stanley
12/19/18	Buy	CHF	893	NOK	7,559	—	(14,582)	Morgan Stanley
12/19/18	Buy	CHF	894	EUR	792	—	(7,868)	Morgan Stanley
12/19/18	Buy	CHF	896	EUR	788	—	(1,765)	Morgan Stanley
12/19/18	Buy	CHF	896	EUR	794	—	(7,161)	Morgan Stanley
12/19/18	Buy	CHF	899	EUR	795	—	(6,306)	Morgan Stanley
12/19/18	Buy	CHF	904	NOK	7,707	—	(21,697)	Morgan Stanley
12/19/18	Buy	CHF	1,789	EUR	1,576	—	(5,816)	Morgan Stanley
12/19/18	Buy	EUR	507	PLN	2,176	1,878	—	Morgan Stanley
12/19/18	Buy	EUR	512	SEK	5,316	—	(4,205)	Morgan Stanley
12/19/18	Buy	EUR	596	SEK	6,194	—	(5,519)	Morgan Stanley
12/19/18	Buy	EUR	599	SEK	6,313	—	(14,692)	Morgan Stanley
12/19/18	Buy	EUR	791	JPY	102,024	21,326	—	Morgan Stanley
12/19/18	Buy	EUR	791	GBP	708	—	(1,097)	Morgan Stanley
12/19/18	Buy	EUR	791	GBP	714	—	(9,343)	Morgan Stanley
12/19/18	Buy	EUR	792	GBP	707	73	—	Morgan Stanley
12/19/18	Buy	EUR	792	NOK	7,534	—	(3,302)	Morgan Stanley
12/19/18	Buy	EUR	792	CZK	20,378	2,709	—	Morgan Stanley
12/19/18	Buy	EUR	792	GBP	706	2,085	—	Morgan Stanley
12/19/18	Buy	EUR	793	GBP	708	488	—	Morgan Stanley
12/19/18	Buy	EUR	793	GBP	711	—	(3,582)	Morgan Stanley
12/19/18	Buy	EUR	795	NOK	7,593	—	(6,798)	Morgan Stanley
12/19/18	Buy	EUR	796	NOK	7,663	—	(13,607)	Morgan Stanley
12/19/18	Buy	EUR	797	HUF	258,116	—	(1,564)	Morgan Stanley
12/19/18	Buy	EUR	797	HUF	258,541	—	(3,103)	Morgan Stanley
12/19/18	Buy	EUR	797	GBP	711	1,964	—	Morgan Stanley
12/19/18	Buy	EUR	798	SEK	8,308	—	(9,114)	Morgan Stanley
12/19/18	Buy	EUR	798	HUF	259,691	—	(5,792)	Morgan Stanley
12/19/18	Buy	EUR	798	NOK	7,714	—	(17,832)	Morgan Stanley
12/19/18	Buy	EUR	798	SEK	8,404	—	(19,152)	Morgan Stanley
12/19/18	Buy	EUR	798	SEK	8,415	—	(20,418)	Morgan Stanley
12/19/18	Buy	EUR	801	GBP	717	—	(974)	Morgan Stanley
12/19/18	Buy	EUR	802	CHF	902	10,443	—	Morgan Stanley
12/19/18	Buy	EUR	806	NOK	7,804	—	(19,883)	Morgan Stanley
12/19/18	Buy	EUR	806	NOK	7,764	—	(14,718)	Morgan Stanley
12/19/18	Buy	EUR	807	SEK	8,454	—	(15,139)	Morgan Stanley
12/19/18	Buy	EUR	856	JPY	113,169	—	(2,487)	Morgan Stanley
12/19/18	Buy	EUR	991	GBP	883	3,759	—	Morgan Stanley
12/19/18	Buy	EUR	1,196	SEK	12,320	2,544	—	Morgan Stanley
12/19/18	Buy	EUR	1,307	NOK	12,413	—	(2,650)	Morgan Stanley
12/19/18	Buy	EUR	1,586	CHF	1,778	28,057	—	Morgan Stanley
12/19/18	Buy	EUR	1,594	SEK	16,564	—	(14,077)	Morgan Stanley
12/19/18	Buy	EUR	1,595	JPY	209,533	7,642	—	Morgan Stanley
12/19/18	Buy	EUR	2,518	CHF	2,822	45,872	—	Morgan Stanley
12/19/18	Buy	GBP	712	EUR	791	5,862	—	Morgan Stanley
12/19/18	Buy	GBP	715	EUR	792	8,649	—	Morgan Stanley
12/19/18	Buy	HUF	1,965,279	EUR	5,985	108,083	—	Morgan Stanley
12/19/18	Buy	JPY	104,250	EUR	792	—	(1,652)	Morgan Stanley

A640

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
12/19/18	Buy	JPY	104,361	EUR	791	$—	$(491)	Morgan Stanley
12/19/18	Buy	JPY	104,630	EUR	788	5,403	—	Morgan Stanley
12/19/18	Buy	JPY	105,131	EUR	797	—	(797)	Morgan Stanley
12/19/18	Buy	JPY	209,029	EUR	1,597	—	(15,497)	Morgan Stanley
12/19/18	Buy	JPY	209,038	EUR	1,583	975	—	Morgan Stanley
12/19/18	Buy	NOK	5,117	CAD	814	—	(482)	Morgan Stanley
12/19/18	Buy	NOK	7,608	EUR	792	12,516	—	Morgan Stanley
12/19/18	Buy	NOK	7,692	EUR	798	15,870	—	Morgan Stanley
12/19/18	Buy	NOK	15,434	CHF	1,778	77,226	—	Morgan Stanley
12/19/18	Buy	NOK	15,463	EUR	1,586	52,226	—	Morgan Stanley
12/19/18	Buy	NOK	15,472	SEK	16,572	29,340	—	Morgan Stanley
12/19/18	Buy	NOK	21,345	EUR	2,177	86,206	—	Morgan Stanley
12/19/18	Buy	NOK	44,414	EUR	4,617	77,933	—	Morgan Stanley
12/19/18	Buy	NZD	729	AUD	663	3,663	—	Morgan Stanley
12/19/18	Buy	PLN	3,405	EUR	789	2,945	—	Morgan Stanley
12/19/18	Buy	PLN	3,425	EUR	792	4,476	—	Morgan Stanley
12/19/18	Buy	PLN	3,425	EUR	792	5,066	—	Morgan Stanley
12/19/18	Buy	PLN	3,503	EUR	808	7,431	—	Morgan Stanley
12/19/18	Buy	SEK	6,272	EUR	599	10,042	—	Morgan Stanley
12/19/18	Buy	SEK	60,068	EUR	5,726	114,028	—	Morgan Stanley
12/19/18	Buy	SEK	112,062	EUR	10,737	147,741	—	Morgan Stanley

						$976,138	$(305,824)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of China	12/20/20	1.000%(Q)	27,520	$(477,349)	$216,981	$(694,330)	Citigroup Global Markets

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
iTraxx Europe.29.V1	06/20/23	1.000%(Q)	EUR 11,710	$(237,055)	$(266,919)	$(29,864)
iTraxx Europe.30.V1	12/20/23	1.000%(Q)	EUR 3,950	(72,847)	(76,060)	(3,213)

				$(309,902)	$(342,979)	$(33,077)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.29.V1	06/20/23	1.000%(Q)	4,500	1.790%	$(124,083)	$(151,621)	$(27,538)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	41,265	0.545%	704,646	834,938	130,292
CDX.NA.IG.31.V1	12/20/23	1.000%(Q)	4,920	0.597%	94,013	96,587	2,574

					$674,576	$779,904	$105,328

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

A641

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
AUD	45,580	12/19/23	2.750%(S)	6 Month BBSW(1)(S)	$(378,350)	$(384,688)	$(6,338)
CAD	22,850	07/18/22	2.028%(S)	3 Month CDOR(2)(S)	(105,650)	(370,369)	(264,719)
CAD	18,610	12/19/23	2.500%(S)	3 Month CDOR(1)(S)	77,380	160,139	82,759
CAD	8,890	06/21/28	2.750%(S)	3 Month CDOR(2)(S)	(58,992)	(54,271)	4,721
CAD	11,370	12/19/28	2.750%(S)	3 Month CDOR(2)(S)	38,316	(72,677)	(110,993)
CAD	3,330	07/20/48	2.540%(S)	3 Month CDOR(1)(S)	40,738	182,971	142,233
CHF	8,950	06/21/28	1.000%(A)	6 Month CHF LIBOR(2)(S)	(8,244)	(25,758)	(17,514)
CHF	15,240	08/07/28	1.050%(A)	6 Month CHF LIBOR(2)(S)	(11,836)	(21,373)	(9,537)
CHF	1,680	12/19/28	0.500%(A)	6 Month CHF LIBOR(2)(S)	8,399	(13,020)	(21,419)
EUR	11,940	12/21/20	0.000%(A)	6 Month EURIBOR(2)(S)	20,769	12,883	(7,886)
EUR	146,150	01/18/21	(0.100)%(A)	3 Month EURIBOR(2)(Q)	33,183	(97,868)	(131,051)
EUR	229,510	08/10/21	0.243%(A)	3 Month EURIBOR(2)(Q)	112	(186,928)	(187,040)
EUR	99,950	08/24/21	0.250%(A)	6 Month EURIBOR(2)(S)	(21,200)	(148,307)	(127,107)
EUR	95,520	12/16/21	0.350%(A)	6 Month EURIBOR(2)(S)	(352,344)	109,819	462,163
EUR	6,940	12/20/21	0.250%(A)	6 Month EURIBOR(2)(S)	42,539	28,532	(14,007)
EUR	44,450	09/28/22	0.600%(A)	6 Month EURIBOR(2)(S)	(1,667)	25,132	26,799
EUR	38,010	08/03/23	0.670%(A)	6 Month EURIBOR(2)(S)	63,631	(4,117)	(67,748)
EUR	150,910	12/19/23	0.750%(A)	6 Month EURIBOR(2)(S)	3,166,499	2,608,224	(558,275)

A642

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
EUR	18,930	08/25/25	1.200%(A)	6 Month EURIBOR(2)(S)	$(13,596)	$(59,835)	$(46,239)
EUR	6,100	12/19/25	1.000%(A)	6 Month EURIBOR(2)(S)	171,170	138,228	(32,942)
EUR	3,210	06/21/28	1.500%(A)	6 Month EURIBOR(1)(S)	16,877	11,462	(5,415)
EUR	3,110	06/14/38	2.000%(A)	6 Month EURIBOR(1)(S)	25,922	16,558	(9,364)
EUR	6,990	12/20/38	1.500%(A)	6 Month EURIBOR(1)(S)	(39,169)	1,067	40,236
EUR	3,680	06/16/48	1.750%(A)	6 Month EURIBOR(1)(S)	(1,611)	(17,979)	(16,368)
EUR	6,770	12/21/48	1.750%(A)	6 Month EURIBOR(1)(S)	(375,250)	(385,982)	(10,732)
GBP	32,070	12/21/20	1.250%(S)	6 Month GBP LIBOR(1)(S)	(52,330)	(28,777)	23,553
GBP	26,170	08/01/23	1.100%(A)	1 Day SONIA(1)(A)	(27,449)	115,501	142,950
GBP	28,970	12/19/23	1.500%(S)	6 Month GBP LIBOR(1)(S)	(170,025)	(36,294)	133,731
GBP	9,690	08/03/28	1.900%(S)	6 Month GBP LIBOR(1)(S)	(16,448)	(13,639)	2,809
GBP	2,170	12/19/28	1.750%(S)	6 Month GBP LIBOR(1)(S)	(41,085)	(18,849)	22,236
GBP	14,090	12/14/37	1.750%(S)	6 Month GBP LIBOR(1)(S)	112,565	254,310	141,745
GBP	1,040	06/14/38	1.750%(S)	6 Month GBP LIBOR(2)(S)	(23,929)	(17,768)	6,161
GBP	1,080	12/20/38	1.750%(S)	6 Month GBP LIBOR(1)(S)	(1,404)	7,857	9,261
GBP	2,700	06/16/48	1.500%(S)	6 Month GBP LIBOR(2)(S)	(60,282)	(44,763)	15,519
GBP	470	12/21/48	1.750%(S)	6 Month GBP LIBOR(2)(S)	12,726	(248)	(12,974)
JPY	1,078,850	12/21/48	1.000%(S)	6 Month JPY LIBOR(1)(S)	(150,185)	(39,009)	111,176
KRW	11,304,670	08/07/28	2.365%(Q)	3 Month KWCDC(1)(Q)	(93,359)	(55)	93,304
MXN	23,000	06/17/20	7.600%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,014)	(7,912)	(6,898)
NOK	261,700	12/21/20	1.600%(A)	6 Month NIBOR(2)(S)	(24,168)	(19,553)	4,615
NOK	154,550	01/18/21	1.700%(A)	3 Month NIBOR(2)(Q)	46,732	34,620	(12,112)
NZD	20,240	06/21/28	4.000%(S)	3 Month BBR(1)(Q)	(237,039)	(316,788)	(79,749)
SEK	1,340,940	01/18/21	0.050%(A)	3 Month STIBOR(1)(Q)	(4,850)	209,476	214,326
SEK	819,300	12/16/21	0.500%(A)	3 Month STIBOR(1)(Q)	477,419	64,222	(413,197)
SEK	300,090	12/19/22	0.500%(A)	3 Month STIBOR(1)(Q)	(165,189)	11,820	177,009
SEK	865,680	12/19/23	0.750%(A)	3 Month STIBOR(1)(Q)	(901,638)	(286,499)	615,139
SEK	84,140	11/02/27	2.000%(A)	3 Month STIBOR(1)(Q)	4,068	(85,560)	(89,628)
SEK	59,990	12/21/27	2.250%(A)	3 Month STIBOR(1)(Q)	(101,839)	(131,851)	(30,012)
SEK	55,680	12/19/28	1.250%(A)	3 Month STIBOR(1)(Q)	(22,493)	38,334	60,827

A643

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	42,210	12/19/23	2.750%(S)	3 Month LIBOR(2)(Q)	$(453,901)	$(676,164)	$(222,263)
	11,890	12/21/27	2.750%(S)	3 Month LIBOR(2)(Q)	(151,366)	(195,672)	(44,306)
	2,310	06/16/37	2.750%(S)	3 Month LIBOR(2)(Q)	(75,016)	(74,165)	851
	6,110	12/15/48	3.000%(S)	3 Month LIBOR(2)(Q)	(7,911)	(7,590)	321
ZAR	26,820	09/05/28	9.515%(Q)	3 Month JIBAR(2)(Q)	—	10,655	10,655

					$208,216	$197,482	$(10,734)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total Return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
Egypt Treasury Bill(T)	—	Citigroup Global Markets	10/11/18	EGP 7,340	$(1,158)	—	$(1,158)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse First BostonCorp.	$9,785,958	$ —

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level  1 - unadjusted quoted prices generally in active markets for identical securities.

Level  2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level  3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$67,010,491	$—
Home Equity Loans	—	3,702,362	—
Residential Mortgage-Backed Securities	—	6,699,338	—
Student Loans	—	63,754,812	—
Corporate Bonds
Austria	—	1,170,063	—

A644

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Belgium	$—	$4,920,057	$—
Bermuda	—	794,208	—
Canada	—	2,484,149	—
China	—	1,583,775	—
France	—	16,456,411	—
Germany	—	48,507,768	—
India	—	694,105	—
Ireland	—	6,008,015	—
Italy	—	2,555,473	—
Japan	—	595,718	—
Mexico	—	1,188,632	—
Netherlands	—	3,920,882	—
Russia	—	200,249	—
Spain	—	2,431,498	—
Supranational Bank	—	4,567,811	—
Switzerland	—	7,150,842	—
United Arab Emirates	—	316,861	—
United Kingdom	—	10,606,976	—
United States	—	88,194,857	—
Venezuela	—	1,592,686	—
Municipal Bonds	—	2,744,600	—
Residential Mortgage-Backed Securities	—	46,732,080	1,350,000
Sovereign Bonds	—	296,202,805	—
U.S. Government Agency Obligations	—	108,875,294	—
U.S. Treasury Obligations	—	—	—
Affiliated Mutual Funds	20,436,424	—	—
Commercial Paper	—	11,982,520	—
Other Financial Instruments*
Forward Commitment Contract	—	(10,169,922)	—
Futures Contracts	(1,195,684)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,018,594	—
OTC Cross Currency Exchange Contracts	—	670,314	—
OTC Credit Default Swap Agreement	—	(477,349)	—
Centrally Cleared Credit Default Swap Agreements	—	72,251	—
Centrally Cleared Interest Rate Swap Agreements	—	(10,734)	—
OTC Total Return Swap Agreements	—	(1,158)	—

Total	$19,240,740	$804,747,334	$1,350,000

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Sovereign Bonds	36.4%
U.S. Government Agency Obligations	13.4
Banks	11.4
Collateralized Loan Obligations	8.2
Student Loans	7.8
Residential Mortgage-Backed Securities	6.7
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	2.5
Telecommunications	1.5
Commercial Paper	1.5
Pharmaceuticals	1.2
Electric	1.1
Diversified Financial Services	1.1

Oil & Gas	1.1%
Insurance	1.1
Pipelines	0.8
Beverages	0.6
Multi-National	0.6
Media	0.6
Chemicals	0.5
Aerospace & Defense	0.5
Healthcare-Services	0.5
Software	0.5
Home Equity Loans	0.5
Healthcare-Products	0.4
Retail	0.4
Municipal Bonds	0.3
Investment Companies	0.3
Internet	0.2
Semiconductors	0.2
Mining	0.2

A645

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Real Estate Investment Trusts (REITs)	0.2%
Real Estate	0.1
Biotechnology	0.1
Agriculture	0.1
Commercial Services	0.0	*
Miscellaneous Manufacturing	0.0	*
Foods	0.0	*

102.6%
Liabilities in excess of other assets	(2.6)

100.0%

* Less than +/- 0.05%

A646

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS
Aerospace & Defense — 2.8%
Raytheon Co.	84,552	$17,473,516
United Technologies Corp.	218,231	30,510,876

		47,984,392

Air Freight & Logistics — 0.9%
FedEx Corp.	66,476	16,006,756

Auto Components — 0.7%
Delphi Technologies PLC	369,112	11,575,352

Banks — 11.8%
Bank of America Corp.	1,744,096	51,381,068
Bank OZK(a)	339,810	12,899,188
First Horizon National Corp.(a)	496,411	8,568,054
First Republic Bank(a)	114,024	10,946,303
JPMorgan Chase & Co.	497,834	56,175,589
M&T Bank Corp.	92,861	15,279,349
Signature Bank	62,102	7,131,794
SunTrust Banks, Inc.	291,703	19,482,843
Wells Fargo & Co.	391,027	20,552,379

		202,416,567

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.*	137,470	19,109,705
BioMarin Pharmaceutical, Inc.*	151,319	14,673,403
Vertex Pharmaceuticals, Inc.*	64,349	12,402,626

		46,185,734

Capital Markets — 2.4%
Affiliated Managers Group, Inc.	81,199	11,101,527
Lazard Ltd. (Class A Stock)	264,443	12,727,642
Northern Trust Corp.	170,270	17,389,675

		41,218,844

Chemicals — 2.8%
Celanese Corp. (Class A Stock)	110,501	12,597,113
DowDuPont, Inc.	550,898	35,428,250

		48,025,363

Communications Equipment — 2.4%
Cisco Systems, Inc.	854,409	41,566,998

Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc. (Class B Stock)*	292,724	62,675,136

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	508,039	17,059,950
Verizon Communications, Inc.	843,038	45,009,799

		62,069,749

Electric Utilities — 2.7%
NextEra Energy, Inc.	157,296	26,362,810
Xcel Energy, Inc.	439,377	20,742,988

		47,105,798

Energy Equipment & Services — 0.6%
Halliburton Co.	275,668	11,172,824

Equity Real Estate Investment Trusts (REITs) — 3.3%
Alexandria Real Estate Equities, Inc.(a)	76,534	9,627,212
AvalonBay Communities, Inc.	116,332	21,073,542
Equity Residential	274,356	18,178,829

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Federal Realty Investment Trust(a)	65,018	$8,222,826

		57,102,409

Food & Staples Retailing — 2.6%
Kroger Co. (The)	375,346	10,926,322
Walmart, Inc.	361,844	33,980,770

		44,907,092

Food Products — 0.7%
Kraft Heinz Co. (The)	205,257	11,311,713

Health Care Equipment & Supplies — 5.1%
Boston Scientific Corp.*	483,115	18,599,928
Cooper Cos., Inc. (The)	52,627	14,585,573
Medtronic PLC	343,455	33,785,668
Zimmer Biomet Holdings, Inc.	152,776	20,085,461

		87,056,630

Health Care Providers & Services — 2.0%
Aetna, Inc.	114,145	23,154,313
Laboratory Corp. of America Holdings*	65,937	11,451,938

		34,606,251

Hotels, Restaurants & Leisure — 2.1%
Dunkin’ Brands Group, Inc.(a)	176,886	13,040,036
Royal Caribbean Cruises Ltd.	172,165	22,371,120

		35,411,156

Household Products — 1.0%
Procter & Gamble Co. (The)	211,983	17,643,345

Industrial Conglomerates — 1.2%
Honeywell International, Inc.	121,288	20,182,323

Insurance — 3.4%
American Financial Group, Inc.	135,720	15,060,848
Arthur J Gallagher & Co.	147,820	11,003,721
Chubb Ltd.	120,997	16,170,039
MetLife, Inc.	339,082	15,841,911

		58,076,519

Internet Software & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	10,351	12,494,485
Facebook, Inc. (Class A Stock)*	67,204	11,052,370

		23,546,855

IT Services — 1.8%
Global Payments, Inc.	112,833	14,374,924
Visa, Inc. (Class A Stock)(a)	114,728	17,219,526

		31,594,450

Machinery — 3.0%
ITT, Inc.	311,384	19,075,384
Stanley Black & Decker, Inc.	137,615	20,152,341
Wabtec Corp.(a)	124,495	13,057,036

		52,284,761

Media — 2.4%
Comcast Corp. (Class A Stock)	360,219	12,755,355
Live Nation Entertainment, Inc.*(a)	208,610	11,362,987
Twenty-First Century Fox, Inc. (Class A Stock)	370,424	17,161,744

		41,280,086

A647

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 0.6%
Dollar Tree, Inc.*	120,705	$9,843,493

Multi-Utilities — 2.9%
Ameren Corp.	316,048	19,980,555
CMS Energy Corp.	363,281	17,800,769
Sempra Energy(a)	106,376	12,100,269

		49,881,593

Oil, Gas & Consumable Fuels — 10.4%
Chevron Corp.	388,745	47,535,739
Concho Resources, Inc.*(a)	98,401	15,030,753
Devon Energy Corp.	296,514	11,842,769
Encana Corp. (Canada)	1,251,656	16,409,210
EOG Resources, Inc.	173,769	22,167,711
Exxon Mobil Corp.	332,959	28,308,174
Marathon Petroleum Corp.	266,484	21,310,725
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	234,850	16,657,911

		179,262,992

Pharmaceuticals — 6.1%
Eli Lilly & Co.	206,001	22,105,967
Johnson & Johnson	147,966	20,444,462
Merck & Co., Inc.	201,758	14,312,713
Pfizer, Inc.	1,097,245	48,355,587

		105,218,729

Road & Rail — 1.2%
Union Pacific Corp.	125,224	20,390,224

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.*(a)	217,545	6,719,965
Analog Devices, Inc.	172,311	15,931,875
Intel Corp.	305,261	14,435,793
Marvell Technology Group Ltd.	716,673	13,831,789

		50,919,422

Software — 2.8%
Citrix Systems, Inc.*	100,360	11,156,018
Intuit, Inc.	62,394	14,188,396
Microsoft Corp.	196,947	22,524,828

		47,869,242

Specialty Retail — 1.6%
Home Depot, Inc. (The)	64,580	13,377,747
Ross Stores, Inc.	149,278	14,793,450

		28,171,197

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	69,828	$15,762,973

Textiles, Apparel & Luxury Goods — 0.9%
PVH Corp.	101,358	14,636,095

Tobacco — 1.0%
Altria Group, Inc.	289,808	17,478,320

TOTAL LONG-TERM INVESTMENTS (cost $1,565,956,956)		1,692,441,383

SHORT-TERM INVESTMENTS — 9.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	25,982,063	25,982,063
PGIM Institutional Money Market Fund (cost $131,980,868; includes $131,754,762 of cash collateral for securities on loan)(b)(w)	131,961,630	131,974,826

TOTAL SHORT-TERM INVESTMENTS (cost $157,962,931)		157,956,889

TOTAL INVESTMENTS — 107.6% (cost $1,723,919,887)		1,850,398,272
Liabilities in excess of other assets — (7.6)%		(130,360,194)

NET ASSETS — 100.0%		$1,720,038,078

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $128,737,640; cash collateral of $131,754,762 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A648

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$47,984,392	$—	$—
Air Freight & Logistics	16,006,756	—	—
Auto Components	11,575,352	—	—
Banks	202,416,567	—	—
Biotechnology	46,185,734	—	—
Capital Markets	41,218,844	—	—
Chemicals	48,025,363	—	—
Communications Equipment	41,566,998	—	—
Diversified Financial Services	62,675,136	—	—
Diversified Telecommunication Services	62,069,749	—	—
Electric Utilities	47,105,798	—	—
Energy Equipment & Services	11,172,824	—	—
Equity Real Estate Investment Trusts (REITs)	57,102,409	—	—
Food & Staples Retailing	44,907,092	—	—
Food Products	11,311,713	—	—
Health Care Equipment & Supplies	87,056,630	—	—
Health Care Providers & Services	34,606,251	—	—
Hotels, Restaurants & Leisure	35,411,156	—	—
Household Products	17,643,345	—	—
Industrial Conglomerates	20,182,323	—	—
Insurance	58,076,519	—	—
Internet Software & Services	23,546,855	—	—
IT Services	31,594,450	—	—
Machinery	52,284,761	—	—
Media	41,280,086	—	—
Multiline Retail	9,843,493	—	—
Multi-Utilities	49,881,593	—	—
Oil, Gas & Consumable Fuels	179,262,992	—	—
Pharmaceuticals	105,218,729	—	—
Road & Rail	20,390,224	—	—
Semiconductors & Semiconductor Equipment	50,919,422	—	—
Software	47,869,242	—	—
Specialty Retail	28,171,197	—	—
Technology Hardware, Storage & Peripherals	15,762,973	—	—
Textiles, Apparel & Luxury Goods	14,636,095	—	—
Tobacco	17,478,320	—	—
Affiliated Mutual Funds	157,956,889	—	—

Total	$1,850,398,272	$—	$—

A649

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.9%

COMMON STOCKS — 43.5%
Aerospace & Defense — 0.5%
Airbus SE (France)	3,488	$437,934
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	1,425	6,519
AviChina Industry & Technology Co. Ltd. (China) (Class H Stock)	121,000	79,996
BAE Systems PLC (United Kingdom)	35,092	287,699
Boeing Co. (The)	16,452	6,118,499
BWX Technologies, Inc.	1,316	82,303
CAE, Inc. (Canada)	106,000	2,151,759
Chemring Group PLC (United Kingdom)	13,256	37,237
Cobham PLC (United Kingdom)*	39,592	60,148
Cubic Corp.	1,189	86,856
Elbit Systems Ltd. (Israel)	1,069	136,955
Embraer SA (Brazil), ADR	7,150	140,069
General Dynamics Corp.	3,188	652,647
Harris Corp.	1,112	188,162
HEICO Corp.(a)	676	62,604
Huntington Ingalls Industries, Inc.	674	172,598
Kongsberg Gruppen ASA (Norway) (PRFC)	9,609	185,296
L3 Technologies, Inc.	886	188,381
Leonardo SpA (Italy)	9,594	115,377
Maxar Technologies Ltd.	2,400	79,043
Meggitt PLC (United Kingdom)	19,506	144,052
MTU Aero Engines AG (Germany)	840	189,044
Northrop Grumman Corp.	1,860	590,308
QinetiQ Group PLC (United Kingdom)	31,503	117,581
Raytheon Co.	2,863	591,668
Rockwell Collins, Inc.	1,152	161,821
Rolls-Royce Holdings PLC (United Kingdom)*	17,169	220,848
Saab AB (Sweden) (Class B Stock)	2,110	106,223
Safran SA (France)	3,339	467,928
Senior PLC (United Kingdom)	61,856	251,720
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,800	165,006
Teledyne Technologies, Inc.*	703	173,416
Thales SA (France)	1,799	255,635
United Technologies Corp.	7,779	1,087,582
Vectrus, Inc.*	1,050	32,750
Wesco Aircraft Holdings, Inc.*	3,156	35,505

		15,861,169

Air Freight & Logistics — 0.1%
BEST, Inc. (China), ADR*	9,600	56,831
Bollore SA (France)	32,343	139,405
C.H. Robinson Worldwide, Inc.	1,043	102,131
Cia de Distribucion Integral Logista Holdings SA (Spain)	22,494	578,056
Deutsche Post AG (Germany)	12,371	440,443
Expeditors International of Washington, Inc.	1,675	123,163
FedEx Corp.	3,382	814,352
Guangdong Yueyun Transportation Co. Ltd. (China) (Class H Stock)	42,000	17,705
Hub Group, Inc. (Class A Stock)*	1,176	53,626
Hyundai Glovis Co. Ltd. (South Korea)	888	103,952
Kerry Logistics Network Ltd. (China)	10,500	17,517
Kerry TJ Logistics Co. Ltd. (Taiwan)	11,000	14,345

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
Kintetsu World Express, Inc. (Japan)	14,400	$276,228
Konoike Transport Co. Ltd. (Japan)	3,500	59,797
Oesterreichische Post AG (Austria)	8,595	360,019
Royal Mail PLC (United Kingdom)	37,115	230,525
Sinotrans Ltd. (China) (Class H Stock)	435,000	177,095
United Parcel Service, Inc. (Class B Stock)	14	1,635
Yamato Holdings Co. Ltd. (Japan)	6,500	199,573
ZTO Express Cayman, Inc. (China), ADR(a)	16,400	271,748

		4,038,146

Airlines — 0.2%
Aeroflot PJSC (Russia)	41,100	66,990
Air Arabia PJSC (United Arab Emirates)	638,448	166,831
Air New Zealand Ltd. (New Zealand)	93,515	191,688
Alaska Air Group, Inc.(a)	2,450	168,707
ANA Holdings, Inc. (Japan)	3,200	111,737
Avianca Holdings SA (Colombia) (PRFC), ADR	3,479	19,552
Bangkok Airways PCL (Thailand)	109,300	45,329
Cathay Pacific Airways Ltd. (Hong Kong)	83,000	125,381
Cebu Air, Inc. (Philippines)	15,310	19,864
China Airlines Ltd. (Taiwan)	203,000	61,541
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*(a)	3,910	29,169
Delta Air Lines, Inc.	4,598	265,902
Deutsche Lufthansa AG (Germany)	11,470	281,903
Eva Airways Corp. (Taiwan)	194,552	94,676
Grupo Aeromexico SAB de CV (Mexico)*	5,836	7,927
Hawaiian Holdings, Inc.	1,384	55,498
International Consolidated Airlines Group SA (United Kingdom)	203,972	1,756,641
Japan Airlines Co. Ltd. (Japan)	3,400	121,985
JetBlue Airways Corp.*	7,758	150,195
Pegasus Hava Tasimaciligi A/S (Turkey)*	1,956	8,788
Qantas Airways Ltd. (Australia)	356,492	1,519,402
SAS AB (Sweden)*	17,512	42,305
Shandong Airlines Co. Ltd. (China) (Class B Stock)	25,400	40,449
Singapore Airlines Ltd. (Singapore)	19,900	141,736
Southwest Airlines Co.	8,280	517,086
Spirit Airlines, Inc.*	1,440	67,637
Thai Airways International PCL (Thailand)*	52,500	24,532
Turk Hava Yollari AO (Turkey)*	17,637	55,726
United Continental Holdings, Inc.*	3,387	301,646

		6,460,823

Auto Components — 0.3%
Actron Technology Corp. (Taiwan)	4,000	13,054
Adient PLC	3,345	131,492
Aisin Seiki Co. Ltd. (Japan)	5,700	277,438
ARB Corp. Ltd. (Australia)	4,431	61,312
Autoliv, Inc. (Sweden)(a)	1,683	145,882
Bridgestone Corp. (Japan)	15,900	599,546
Chaowei Power Holdings Ltd. (China)	140,000	61,610
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	149,350	234,555
China First Capital Group Ltd. (Hong Kong)*	116,000	62,305
Cie Generale des Etablissements Michelin SCA (France)	4,789	572,041

A650

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Cooper Tire & Rubber Co.	1,769	$50,063
Cooper-Standard Holdings, Inc.*	588	70,548
Cub Elecparts, Inc. (Taiwan)	2,811	20,942
Delphi Technologies PLC	1,411	44,249
Denso Corp. (Japan)	13,600	717,739
Depo Auto Parts Ind Co. Ltd. (Taiwan)	15,000	36,317
Exedy Corp. (Japan)	4,100	135,835
FCC Co. Ltd. (Japan)	3,600	108,313
Federal Corp. (Taiwan)*	112,224	47,969
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	94,800	345,678
Global PMX Co. Ltd. (Taiwan)	1,000	2,761
Goodyear Tire & Rubber Co. (The)	51,187	1,197,264
GUD Holdings Ltd. (Australia)	3,594	37,564
Halla Holdings Corp. (South Korea)	1,988	72,492
Hiroca Holdings Ltd. (China)	7,000	19,530
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	6,000	25,981
Hyundai Mobis Co. Ltd. (South Korea)	2,683	550,569
Hyundai Wia Corp. (South Korea)	3,392	129,444
Iron Force Industrial Co. Ltd. (Taiwan)	5,000	12,453
Kandi Technologies Group, Inc. (China)*	5,100	24,735
Kenda Rubber Industrial Co. Ltd. (Taiwan)	54,545	54,433
Kordsa Teknik Tekstil A/S (Turkey)	171	272
Macauto Industrial Co. Ltd. (Taiwan)	2,000	5,547
Mahle-Metal Leve SA (Brazil)*	2,000	11,965
Mando Corp. (South Korea)	3,651	113,562
Metair Investments Ltd. (South Africa)	4,872	5,159
Minth Group Ltd. (China)	38,000	157,140
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	46,000	38,877
NHK Spring Co. Ltd. (Japan)	12,500	129,845
Nifco, Inc. (Japan)	3,600	96,696
SL Corp. (South Korea)	2,002	37,975
Somboon Advance Technology PCL (Thailand)	35,900	24,440
Sri Trang Agro-Industry PCL (Thailand)	89,700	42,714
Sumitomo Rubber Industries Ltd. (Japan)	9,200	137,807
Sungwoo Hitech Co. Ltd. (South Korea)	22,869	88,083
Tianneng Power International Ltd. (China)	100,000	88,309
Tong Yang Industry Co. Ltd. (Taiwan)	35,000	48,429
Tupy SA (Brazil)	5,500	27,510
TYC Brother Industrial Co. Ltd. (Taiwan)	23,000	21,233
Veoneer, Inc. (Sweden)*(a)	671	36,952
Visteon Corp.*	713	66,238
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	19,400	38,245
Xingda International Holdings Ltd. (China)	134,000	38,776
Xinyi Glass Holdings Ltd. (Hong Kong)	168,000	212,160
Yokohama Rubber Co. Ltd. (The) (Japan)	7,800	167,915

		7,499,963

Automobiles — 0.7%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	335,500	269,549
Brilliance China Automotive Holdings Ltd. (China)	256,000	415,018
China Motor Corp. (Taiwan)	67,000	56,299
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	149,400	120,647

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	542,000	$557,777
Fiat Chrysler Automobiles NV (United Kingdom)*	34,425	601,809
Ford Motor Co.	94,809	876,983
Ford Otomotiv Sanayi A/S (Turkey)	1,832	20,019
General Motors Co.	117,210	3,946,461
Great Wall Motor Co. Ltd. (China) (Class H Stock)	304,000	194,153
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	282,400	312,988
Harley-Davidson, Inc.	2,283	103,420
Honda Motor Co. Ltd. (Japan)	72,200	2,184,688
Hyundai Motor Co. (South Korea)	7,329	854,505
Kia Motors Corp. (South Korea)	16,730	528,699
Mazda Motor Corp. (Japan)	28,900	346,173
Mitsubishi Motors Corp. (Japan)	17,000	119,869
Nissan Motor Co. Ltd. (Japan)(a)	97,100	908,409
Piaggio & C SpA (Italy)	25,175	57,470
Qingling Motors Co. Ltd. (China) (Class H Stock)	188,000	51,919
Sanyang Motor Co. Ltd. (Taiwan)	86,000	57,770
Subaru Corp. (Japan)	17,200	525,787
Suzuki Motor Corp. (Japan)	7,600	434,944
Thor Industries, Inc.	36,596	3,063,085
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	5,262	18,662
Toyota Motor Corp. (Japan)	71,656	4,473,509
Yadea Group Holdings Ltd. (China), 144A	68,000	23,423
Yamaha Motor Co. Ltd. (Japan)	7,700	215,475
Yulon Motor Co. Ltd. (Taiwan)	157,000	111,685
Yulon Nissan Motor Co. Ltd. (Taiwan)	2,000	15,657

		21,466,852

Banks — 3.7%
77 Bank Ltd. (The) (Japan)	5,400	127,951
ABN AMRO Group NV (Netherlands), GDR, 144A	133,490	3,631,976
Agricultural Bank of China Ltd. (China) (Class H Stock)	3,232,000	1,583,873
Albaraka Turk Katilim Bankasi A/S (Turkey)	35,642	8,938
Aozora Bank Ltd. (Japan)	4,800	171,167
Associated Banc-Corp.	9,933	258,257
Awa Bank Ltd. (The) (Japan)	1,300	40,303
Banca Popolare di Sondrio SCPA (Italy)	7,961	30,292
Banco Bilbao Vizcaya Argentaria SA (Spain)	39,843	253,259
Banco de Chile (Chile)	1,057,159	160,976
Banco de Credito e Inversiones SA (Chile)	2,958	200,052
Banco Santander Brasil SA (Brazil), ADS	12,900	113,649
Banco Santander Chile (Chile), ADR	3,515	112,410
Bancolombia SA (Colombia)	7,815	84,143
Bancolombia SA (Colombia), ADR	6,637	276,896
Bangkok Bank PCL (Thailand)	50,500	328,035
Bank Bukopin Tbk (Indonesia)*	594,700	14,331
Bank Central Asia Tbk PT (Indonesia)	230,800	374,364
Bank CIMB Niaga Tbk PT (Indonesia)	245,600	15,330
Bank Hapoalim BM (Israel)	64,433	461,215
Bank Mandiri Persero Tbk PT (Indonesia)	626,400	282,891
Bank Negara Indonesia Persero Tbk PT (Indonesia)	366,400	181,964

A651

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of China Ltd. (China) (Class H Stock)	9,099,000	$4,043,496
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	104,000	62,522
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,563,000	1,918,712
Bank of East Asia Ltd. (The) (Hong Kong)	68,836	256,334
Bank of Hawaii Corp.	1,862	146,930
Bank of Iwate Ltd. (The) (Japan)	1,900	82,859
Bank of Montreal (Canada)	11,900	981,555
Bank of Nova Scotia (The) (Canada)	22,600	1,347,094
Bank of Okinawa Ltd. (The) (Japan)	1,440	50,912
Bank of the Philippine Islands (Philippines)	59,710	92,006
Bank of the Ryukyus Ltd. (Japan)	6,300	76,826
Bank Pan Indonesia Tbk PT (Indonesia)*	487,800	32,119
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	243,200	33,215
Bank Pembangunan Daerah Jawa Timur Tbk PT (Indonesia)	722,200	31,557
Bank Permata Tbk PT (Indonesia)*	308,600	10,373
Bank Polska Kasa Opieki SA (Poland)	9,827	282,924
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,875,600	397,455
Bank Tabungan Negara Persero Tbk PT (Indonesia)	244,400	43,198
Bankia SA (Spain)	53,389	208,881
Bankinter SA (Spain)	14,471	133,679
BankUnited, Inc.	4,150	146,909
Banque Cantonale Vaudoise (Switzerland)	98	72,618
BB&T Corp.	11,485	557,482
BDO Unibank, Inc. (Philippines)	46,070	102,163
Berkshire Hills Bancorp, Inc.	2,226	90,598
BIMB Holdings Bhd (Malaysia)	21,200	19,426
BOC Hong Kong Holdings Ltd. (China)	74,500	353,727
Cadence BanCorp	3,039	79,379
CaixaBank SA (Spain)	99,340	453,289
Canadian Imperial Bank of Commerce (Canada)	7,500	702,764
Capitec Bank Holdings Ltd. (South Africa)	1,184	85,719
Chang Hwa Commercial Bank Ltd. (Taiwan)	660,837	408,548
Chemical Financial Corp.	2,768	147,811
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,272,000	813,171
China Construction Bank Corp. (China) (Class H Stock)	9,552,000	8,339,297
China Development Financial Holding Corp. (Taiwan)	1,200,000	447,997
China Everbright Bank Co. Ltd. (China) (Class H Stock)	525,000	232,500
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	1,070,600	794,846
Citigroup, Inc.	79,999	5,739,128
Citizens Financial Group, Inc.	93,781	3,617,133
Columbia Banking System, Inc.	2,606	101,035
Comerica, Inc.	39,586	3,570,657
Commerce Bancshares, Inc.	2,286	150,922
Commercial Bank PQSC (The) (Qatar)	14,826	164,296
Commonwealth Bank of Australia (Australia)	24,538	1,265,976
Community Bank System, Inc.(a)	1,117	68,215
Credicorp Ltd. (Peru), (NYSE)	2,336	521,115

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Credit Bank of Moscow PJSC (Russia)*	817,600	$63,091
CTBC Financial Holding Co. Ltd. (Taiwan)	1,603,578	1,207,656
Dah Sing Financial Holdings Ltd. (Hong Kong)	21,600	138,413
Daishi Bank Ltd. (The) (Japan)	2,800	123,777
DBS Group Holdings Ltd. (Singapore)	37,170	709,218
DNB ASA (Norway)	17,204	360,939
Doha Bank QPSC (Qatar)	14,942	86,229
Dubai Islamic Bank PJSC (United Arab Emirates)	195,718	287,293
E.Sun Financial Holding Co. Ltd. (Taiwan)	836,278	616,969
Erste Group Bank AG (Austria)*	7,896	327,795
Far Eastern International Bank (Taiwan)	531,767	188,015
FCB Financial Holdings, Inc. (Class A Stock)*	1,858	88,069
Fifth Third Bancorp	127,349	3,555,584
First Financial Holding Co. Ltd. (Taiwan)	925,355	630,110
First Foundation, Inc.*	3,950	61,699
First Republic Bank(a)	1,810	173,759
FNB Corp.	10,375	131,969
Fulton Financial Corp.	9,513	158,391
Grupo Aval Acciones y Valores SA (Colombia), ADR	27,994	217,233
Grupo Elektra SAB de CV (Mexico)	2,555	116,052
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	87,400	137,400
Gunma Bank Ltd. (The) (Japan)	37,600	193,051
Hachijuni Bank Ltd. (The) (Japan)	47,300	216,264
Hana Financial Group, Inc. (South Korea)	15,949	639,912
Hang Seng Bank Ltd. (Hong Kong)	11,100	301,358
Hokkoku Bank Ltd. (The) (Japan)	3,800	146,633
Hokuhoku Financial Group, Inc. (Japan)	25,300	355,165
Hong Leong Bank Bhd (Malaysia)	38,900	192,999
Hope Bancorp, Inc.	7,147	115,567
HSBC Holdings PLC (United Kingdom), (QMTF)	401,815	3,502,937
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	814,977	493,103
Huishang Bank Corp. Ltd. (China) (Class H Stock)	286,000	123,919
Hyakugo Bank Ltd. (The) (Japan)	21,000	84,710
Hyakujushi Bank Ltd. (The) (Japan)	2,500	73,603
IBERIABANK Corp.	1,329	108,114
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	7,431,000	5,425,386
ING Bank Slaski SA (Poland)	2,139	105,660
Investors Bancorp, Inc.	10,004	122,749
Itau CorpBanca (Chile)	8,608,725	88,648
Itau Unibanco Holding SA (Brazil)	8,900	83,082
Iyo Bank Ltd. (The) (Japan)	9,200	57,430
Japan Post Bank Co. Ltd. (Japan)	16,700	197,184
Juroku Bank Ltd. (The) (Japan)	4,300	109,406
Jyske Bank A/S (Denmark)	4,062	196,656
KB Financial Group, Inc. (South Korea)	16,495	805,507
Keiyo Bank Ltd. (The) (Japan)	10,000	84,106
Kiatnakin Bank PCL (Thailand)	37,400	87,072
King’s Town Bank Co. Ltd. (Taiwan)	124,000	124,786
Kiyo Bank Ltd. (The) (Japan)	6,300	100,782
Komercni banka A/S (Czech Republic)	5,482	225,028

A652

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Krung Thai Bank PCL (Thailand)	450,100	$281,302
Laurentian Bank of Canada (Canada)(a)	5,600	184,694
LH Financial Group PCL (Thailand)	592,006	28,746
M&T Bank Corp.	2,397	394,402
Malayan Banking Bhd (Malaysia)	265,300	627,259
Masraf Al Rayan QSC (Qatar)	10,842	111,479
MB Financial, Inc.	2,980	137,408
Mebuki Financial Group, Inc. (Japan)	64,720	223,428
Mega Financial Holding Co. Ltd. (Taiwan)	950,228	855,076
Metropolitan Bank & Trust Co. (Philippines)	72,326	89,693
Mizrahi Tefahot Bank Ltd. (Israel)	15,643	271,085
Mizuho Financial Group, Inc. (Japan)	1,102,600	1,920,396
Moneta Money Bank A/S (Czech Republic), 144A	29,318	107,847
Musashino Bank Ltd. (The) (Japan)	3,400	97,924
Nanto Bank Ltd. (The) (Japan)	3,700	93,746
National Australia Bank Ltd. (Australia)	41,640	836,516
National Bank Holdings Corp. (Class A Stock)	2,573	96,873
National Bank of Canada (Canada)	5,600	279,686
Nordea Bank AB (Sweden)	73,022	795,552
North Pacific Bank Ltd. (Japan)	60,200	203,501
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	4,800	122,844
Oita Bank Ltd. (The) (Japan)	1,400	50,816
Old National Bancorp	7,707	148,745
OTP Bank Nyrt (Hungary)	11,768	436,412
PacWest Bancorp	5,034	239,870
People’s United Financial, Inc.	6,069	103,901
Pinnacle Financial Partners, Inc.	2,257	135,759
PNC Financial Services Group, Inc. (The)	7,744	1,054,655
Popular, Inc. (Puerto Rico)	3,259	167,024
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	1,608,000	1,011,673
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	50,506	586,036
Public Bank Bhd (Malaysia)	95,200	575,275
Qatar International Islamic Bank QSC (Qatar)	3,100	48,435
Qatar Islamic Bank SAQ (Qatar)	4,183	160,802
Qatar National Bank QPSC (Qatar)	13,173	640,756
Regional SAB de CV (Mexico)	6,200	39,090
Resona Holdings, Inc. (Japan)(a)	88,800	497,101
Royal Bank of Canada (Canada)	21,600	1,731,478
San ju San Financial Group, Inc. (Japan)	500	10,584
Security Bank Corp. (Philippines)	13,090	37,295
Senshu Ikeda Holdings, Inc. (Japan)	22,300	74,789
Seven Bank Ltd. (Japan)	12,900	40,659
Shiga Bank Ltd. (The) (Japan)	7,000	179,964
Shinhan Financial Group Co. Ltd. (South Korea)	19,270	781,883
Shinsei Bank Ltd. (Japan)	12,500	203,578
Siam Commercial Bank PCL (The) (Thailand)	122,500	564,715
Signature Bank	8,555	982,456
SinoPac Financial Holdings Co. Ltd. (Taiwan)	1,344,213	490,398
Sociedad Matriz del Banco de Chile SA (Chile) (Class B Stock)	283,202	138,946
South State Corp.	1,712	140,384

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
SpareBank 1 Nord Norge (Norway)	12,684	$107,492
SpareBank 1 SMN (Norway)	21,246	236,936
SpareBank 1 SR-Bank ASA (Norway)	9,270	112,356
St Galler Kantonalbank AG (Switzerland)	230	116,232
Sterling Bancorp	7,782	171,204
Sumitomo Mitsui Financial Group, Inc. (Japan)	106,100	4,273,451
Suruga Bank Ltd. (Japan)	11,900	59,208
SVB Financial Group*	3,381	1,050,916
Svenska Handelsbanken AB (Sweden) (Class A Stock)	28,790	363,398
Swedbank AB (Sweden) (Class A Stock)	18,182	450,145
Sydbank A/S (Denmark)	14,542	427,533
Taichung Commercial Bank Co. Ltd. (Taiwan)	274,710	96,691
Taishin Financial Holding Co. Ltd. (Taiwan)	1,159,223	560,082
Taiwan Business Bank (Taiwan)	835,058	303,589
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	1,153,439	702,419
TCS Group Holding PLC (Russia), GDR	3,833	70,911
Thanachart Capital PCL (Thailand)	77,300	128,515
Tisco Financial Group PCL (Thailand)	21,900	56,709
TMB Bank PCL (Thailand)	1,880,200	133,756
Toho Bank Ltd. (The) (Japan)	20,000	74,085
Toronto-Dominion Bank (The) (Canada)	29,900	1,816,940
Trustmark Corp.	4,008	134,869
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	97,814	71,762
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	157,771	22,463
U.S. Bancorp	17,476	922,908
UMB Financial Corp.	1,258	89,192
Umpqua Holdings Corp.	7,350	152,880
United Bankshares, Inc.	4,063	147,690
United Overseas Bank Ltd. (Singapore)	28,000	554,661
Valiant Holding AG (Switzerland)	1,101	124,445
Valley National Bancorp	9,424	106,020
VTB Bank PJSC (Russia), GDR	306,495	408,889
Western Alliance Bancorp*	34,998	1,991,036
Westpac Banking Corp. (Australia)	50,149	1,012,607
Wintrust Financial Corp.	1,987	168,776
Woori Bank (South Korea)	28,141	428,468
Yamaguchi Financial Group, Inc. (Japan)	18,600	202,289

		108,616,577

Beverages — 0.3%
Ambev SA (Brazil), ADR	46,700	213,419
Anheuser-Busch InBev SA/NV (Belgium)	12,425	1,085,848
Anhui Gujing Distillery Co. Ltd. (China) (Class B Stock)	5,700	36,880
Arca Continental SAB de CV (Mexico)	7,900	50,987
Asahi Group Holdings Ltd. (Japan)	7,100	307,731
Britvic PLC (United Kingdom)	7,558	77,017
Brown-Forman Corp. (Class B Stock)	2,403	121,472
Carabao Group PCL (Thailand) (Class F Stock)	8,700	14,544
Carlsberg A/S (Denmark) (Class B Stock)	2,099	251,814
Carlsberg Brewery Malaysia Bhd (Malaysia)	3,800	18,366

A653

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
China Resources Beer Holdings Co. Ltd. (China)	42,336	$ 170,580
Cia Cervecerias Unidas SA (Chile)	419	5,840
Cia Cervecerias Unidas SA (Chile), ADR	2,375	66,263
Coca-Cola Amatil Ltd. (Australia)	9,101	64,172
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	2,875	76,776
Coca-Cola Co. (The)	25,344	1,170,639
Coca-Cola European Partners PLC (United Kingdom)	4,698	213,618
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	52,100	318,574
Constellation Brands, Inc. (Class A Stock)	1,873	403,856
Cott Corp.	4,400	71,025
Davide Campari-Milano SpA (Italy)	10,540	89,543
Diageo PLC (United Kingdom)	23,033	815,314
Fevertree Drinks PLC (United Kingdom)	4,467	209,543
Fomento Economico Mexicano SAB de CV (Mexico), ADR	5,580	552,253
Fraser & Neave Holdings Bhd (Malaysia)	4,200	38,296
Heineken Holding NV (Netherlands)	379	34,302
Heineken Malaysia Bhd (Malaysia)	2,800	13,613
Heineken NV (Netherlands)	1,009	94,479
Hey Song Corp. (Taiwan)	49,000	49,428
Hite Jinro Co. Ltd. (South Korea)	5,924	89,987
Ito En Ltd. (Japan)	1,100	48,732
Keurig Dr. Pepper, Inc.	1,392	32,253
Kirin Holdings Co. Ltd. (Japan)	9,600	245,651
Molson Coors Brewing Co. (Class B Stock)	4,724	290,525
Monster Beverage Corp.*	2,329	135,734
PepsiCo, Inc.	8,372	935,990
Pernod Ricard SA (France)	2,775	455,297
Remy Cointreau SA (France)	644	83,743
Royal Unibrew A/S (Denmark)	1,336	109,863
Sapporo Holdings Ltd. (Japan)	3,400	70,584
Stock Spirits Group PLC (United Kingdom)	19,775	50,716
Suntory Beverage & Food Ltd. (Japan)	900	38,084
Takara Holdings, Inc. (Japan)	7,000	102,804
Thai Beverage PCL (Thailand)	372,100	185,178
Tibet Water Resources Ltd. (Hong Kong)*	149,000	47,018
Treasury Wine Estates Ltd. (Australia)	7,652	96,630
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	16,000	75,117
Vina Concha y Toro SA (Chile)	32,757	65,610
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	14,800	36,674

		9,832,382

Biotechnology — 0.8%
3SBio, Inc. (China), 144A	25,000	42,005
AbbVie, Inc.	54,543	5,158,677
Adimmune Corp. (Taiwan)*	6,000	4,122
Alexion Pharmaceuticals, Inc.*	1,776	246,882
Amgen, Inc.	8,916	1,848,198
Biogen, Inc.*	12,885	4,552,399
China Biologic Products Holdings, Inc. (China)*	1,100	87,999
CSL Ltd. (Australia)	1,460	212,410
Gilead Sciences, Inc.	72,877	5,626,833

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Grifols SA (Spain)	3,551	$ 99,937
Medigen Biotechnology Corp. (Taiwan)*	5,000	8,123
Myriad Genetics, Inc.*	1,185	54,509
OBI Pharma, Inc. (Taiwan)*	1,000	4,783
Pharming Group NV (Netherlands)*	57,978	66,141
Regeneron Pharmaceuticals, Inc.*	409	165,252
Shanghai Haohai Biological Technology Co. Ltd. (China) (Class H Stock), 144A	10,100	68,900
Shire PLC, ADR	5,757	1,043,571
Sinovac Biotech Ltd. (China)*	3,000	23,069
Swedish Orphan Biovitrum AB (Sweden)*	20,119	588,331
United Therapeutics Corp.*	731	93,480
Vertex Pharmaceuticals, Inc.*	13,275	2,558,624
Vitrolife AB (Sweden)	2,254	33,061

		22,587,306

Building Products — 0.1%
AGC, Inc. (Japan)	6,800	281,198
Aica Kogyo Co. Ltd. (Japan)	2,800	113,049
Assa Abloy AB (Sweden) (Class B Stock)	11,431	229,464
Bunka Shutter Co. Ltd. (Japan)	18,400	138,387
Central Glass Co. Ltd. (Japan)	2,300	59,657
China Fangda Group Co. Ltd. (China) (Class B Stock)	21,600	10,563
China Lesso Group Holdings Ltd. (China)	113,000	64,104
dormakaba Holding AG (Switzerland)*	161	121,026
Dynasty Ceramic PCL (Thailand)	233,400	18,779
Elementia SAB de CV (Mexico), 144A*	24,400	16,102
Fortune Brands Home & Security, Inc.	3,204	167,761
Geberit AG (Switzerland)	418	193,579
Nichiha Corp. (Japan)	3,200	84,386
Noritz Corp. (Japan)	3,400	53,850
Owens Corning	3,030	164,438
Sankyo Tateyama, Inc. (Japan)	4,500	57,018
Schweiter Technologies AG (Switzerland)	154	186,291
Simpson Manufacturing Co., Inc.	1,319	95,575
Sunspring Metal Corp. (Taiwan)	6,000	7,060
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	8,000	9,085
Trakya Cam Sanayii A/S (Turkey)	24,358	17,370
Vanachai Group PCL (Thailand)	56,100	13,113
Xxentria Technology Materials Corp. (Taiwan)	10,251	23,822

		2,125,677

Capital Markets — 0.6%
Alaris Royalty Corp. (Canada)	3,100	48,697
Ashmore Group PLC (United Kingdom)	10,496	49,885
Asia Plus Group Holdings PCL (Thailand)	302,400	35,911
ASX Ltd. (Australia)	67	3,082
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	861	45,579
B3 SA - Brasil Bolsa Balcao (Brazil)	42,833	248,181
Banco BTG Pactual SA (Brazil), UTS*	18,620	99,035
Bank of New York Mellon Corp. (The)	16,579	845,363
BinckBank NV (Netherlands)	3,567	21,932
Bolsa Mexicana de Valores SAB de CV (Mexico)	13,800	28,236

A654

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Bolsas y Mercados Espanoles SHMSF SA (Spain)	2,789	$ 90,216
Brait SE (South Africa)*	35,208	93,747
Brewin Dolphin Holdings PLC (United Kingdom)	3,849	17,245
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	10,400	462,893
Burford Capital Ltd.	984	24,955
Bursa Malaysia Bhd (Malaysia)	6,300	11,909
Capital Securities Corp. (Taiwan)	376,640	127,047
Cboe Global Markets, Inc.	1,361	130,602
Central China Securities Co. Ltd. (China) (Class H Stock)	159,000	39,959
China Bills Finance Corp. (Taiwan)	164,000	75,101
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	1,994,000	504,257
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	838,000	154,143
China International Capital Corp. Ltd. (China) (Class H Stock), 144A	143,600	264,762
China Merchants Securities Co. Ltd. (China) (Class H Stock), 144A	145,200	174,875
China Minsheng Financial Holding Corp. Ltd. (Hong Kong)*	760,000	31,000
CI Financial Corp. (Canada)	4,500	71,455
CME Group, Inc.	3,168	539,225
Coronation Fund Managers Ltd. (South Africa)	12,724	48,473
CSC Financial Co. Ltd. (China) (Class H Stock), 144A*	126,500	73,594
Deutsche Boerse AG (Germany)	1,526	204,134
Dubai Financial Market PJSC (United Arab Emirates)	258,231	64,320
Euronext NV (Netherlands), 144A	2,893	190,535
Everbright Securities Co. Ltd. (China) (Class H Stock), 144A	136,800	121,433
FactSet Research Systems, Inc.	275	61,520
GAM Holding AG (Switzerland)*	18,566	131,207
Gimv NV (Belgium)	5,962	325,273
Guotai Junan Securities Co. Ltd. (China) (Class H Stock), 144A	92,600	191,245
Haitong International Securities Group Ltd. (Hong Kong)	735,000	257,323
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,300	65,724
Intercontinental Exchange, Inc.	7,067	529,248
Intermediate Capital Group PLC (United Kingdom)	21,733	308,491
Investec Ltd. (South Africa)	29,212	205,233
Investment Technology Group, Inc.	1,999	43,298
Jafco Co. Ltd. (Japan)	8,400	326,412
Japan Exchange Group, Inc. (Japan)	46,800	814,096
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	370,169	118,896
JSE Ltd. (South Africa)	495	5,554
Kresna Graha Investama Tbk PT (Indonesia)*	693,500	32,588
LPL Financial Holdings, Inc.	1,195	77,089
Man Group PLC (United Kingdom)	55,927	128,667
MarketAxess Holdings, Inc.	273	48,728

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Marusan Securities Co. Ltd. (Japan)	2,500	$ 21,265
Masterlink Securities Corp. (Taiwan)	215,131	77,441
Moscow Exchange MICEX-RTS PJSC (Russia)	61,580	91,500
MSCI, Inc.	13,849	2,456,951
Nasdaq, Inc.	1,918	164,564
Orient Securities Co. Ltd. (China) (Class H Stock), 144A	166,400	106,862
Partners Group Holding AG (Switzerland)	109	86,249
President Securities Corp. (Taiwan)	121,818	57,489
S&P Global, Inc.	20,399	3,985,761
Shanghai Greencourt Investment Group Co. Ltd. (China) (Class B Stock)*	7,400	2,585
Singapore Exchange Ltd. (Singapore)	18,500	99,755
Sparx Group Co. Ltd. (Japan)	57,600	150,299
SVG Capital PLC (United Kingdom)^	23,077	—
Thomson Reuters Corp. (Canada)	4,400	200,779
Value Partners Group Ltd. (Hong Kong)	265,000	211,409
Waterland Financial Holdings Co. Ltd. (Taiwan)	237,817	83,263
Yintech Investment Holdings Ltd. (China), ADR	1,900	9,519
Yuanta Financial Holding Co. Ltd. (Taiwan)	1,498,000	789,793
Zeder Investments Ltd. (South Africa)	78,782	25,405

		17,233,262

Chemicals — 1.2%
Acron PJSC (Russia)	574	41,113
ADEKA Corp. (Japan)	12,100	207,408
AECI Ltd. (South Africa)	5,445	40,395
African Oxygen Ltd. (South Africa)	3,650	7,745
Air Liquide SA (France)	5,261	691,200
Air Products & Chemicals, Inc.	1,744	291,335
Air Water, Inc. (Japan)	6,700	122,926
Alpek SAB de CV (Mexico)	21,700	35,193
Arkema SA (France)	2,028	251,286
Asahi Kasei Corp. (Japan)	25,100	380,534
Ashland Global Holdings, Inc.	1,573	131,912
Asia Polymer Corp. (Taiwan)	51,323	27,742
Axalta Coating Systems Ltd.*	3,221	93,924
Barito Pacific Tbk PT (Indonesia)	222,400	27,493
BASF SE (Germany)	17,224	1,530,051
China BlueChemical Ltd. (China) (Class H Stock)	368,000	148,849
China General Plastics Corp. (Taiwan)	24,803	20,750
China Man-Made Fiber Corp. (Taiwan)	288,668	107,224
China Petrochemical Development Corp. (Taiwan)*	366,000	167,739
China Sanjiang Fine Chemicals Co. Ltd. (China)	98,000	26,180
China Steel Chemical Corp. (Taiwan)	5,000	23,830
China Synthetic Rubber Corp. (Taiwan)	52,648	67,974
China XLX Fertiliser Ltd. (China)	29,000	11,828
Chr Hansen Holding A/S (Denmark)	862	87,363
Chugoku Marine Paints Ltd. (Japan)	8,000	80,293
Ciech SA (Poland)	2,441	31,340
Clariant AG (Switzerland)	6,882	178,735
Corbion NV (Netherlands)	2,516	81,701
Covestro AG (Germany), 144A	48,352	3,918,698

A655

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Croda International PLC (United Kingdom)	3,542	$ 239,930
Daicel Corp. (Japan)	11,100	128,717
Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Japan)	3,000	97,573
Danhua Chemical Technology Co. Ltd. (China) (Class B Stock)*^	2,800	1,160
Denka Co. Ltd. (Japan)	1,500	52,181
Dongyue Group Ltd. (China) (Class H Stock)	117,000	80,872
DuluxGroup Ltd. (Australia)	18,009	99,894
Eastern Polymer Group PCL (Thailand) (Class F Stock)	52,500	14,286
Eastman Chemical Co.	2,529	242,076
Ecolab, Inc.	1,547	242,539
Eternal Materials Co. Ltd. (Taiwan)	82,860	71,906
Everlight Chemical Industrial Corp. (Taiwan)	47,000	27,425
Formosa Chemicals & Fibre Corp. (Taiwan)	234,890	984,056
Formosa Plastics Corp. (Taiwan)	256,600	982,858
Formosan Rubber Group, Inc. (Taiwan)	63,270	31,386
Formosan Union Chemical (Taiwan)	41,505	24,208
Fufeng Group Ltd. (China)*	111,000	54,000
Fujimi, Inc. (Japan)	2,500	65,012
Fujimori Kogyo Co. Ltd. (Japan)	12,900	440,405
Givaudan SA (Switzerland)	69	169,174
Grand Pacific Petrochemical (Taiwan)	76,000	75,793
Green Seal Holding Ltd. (China)	16,000	18,370
Hexpol AB (Sweden)	10,685	117,561
Ho Tung Chemical Corp. (Taiwan)*	187,440	49,011
Huabao International Holdings Ltd. (Hong Kong)	74,000	39,746
Incitec Pivot Ltd. (Australia)	47,948	137,870
Ingevity Corp.*	779	79,365
International Flavors & Fragrances, Inc.	905	125,904
Israel Corp. Ltd. (The) (Israel)	126	39,275
Kaneka Corp. (Japan)	2,600	120,032
Kansai Paint Co. Ltd. (Japan)	4,300	79,038
Kemira OYJ (Finland)	3,124	42,086
Kolon Industries, Inc. (South Korea)	2,374	133,066
Koninklijke DSM NV (Netherlands)(a)	38,305	4,047,414
Kuraray Co. Ltd. (Japan)	8,100	121,515
Kureha Corp. (Japan)	1,900	142,084
LCY Chemical Corp. (Taiwan)	47,000	79,990
Lenzing AG (Austria)	355	37,212
Linde AG (Germany)	5,419	1,276,413
Lintec Corp. (Japan)	4,200	107,517
Lotte Chemical Corp. (South Korea)	1,110	278,141
Mitsubishi Chemical Holdings Corp. (Japan)	251,900	2,403,807
Nan Ya Plastics Corp. (Taiwan)	327,000	907,783
Nantex Industry Co. Ltd. (Taiwan)	24,785	23,857
Nippon Kayaku Co. Ltd. (Japan)	7,500	89,086
Nippon Shokubai Co. Ltd. (Japan)	5,900	458,102
Nippon Soda Co. Ltd. (Japan)	12,400	381,307
Nitto Denko Corp. (Japan)	2,500	187,621
NOF Corp. (Japan)	3,700	124,715
Novozymes A/S (Denmark) (Class B Stock)	2,375	130,227
Nufarm Ltd. (Australia)	8,936	43,266
Omnia Holdings Ltd. (South Africa)	3,410	30,481
Oriental Union Chemical Corp. (Taiwan)	23,000	25,679
Petkim Petrokimya Holding A/S (Turkey)	18,806	16,668

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Petronas Chemicals Group Bhd (Malaysia)	72,000	$ 162,879
PhosAgro PJSC (Russia), GDR	3,343	45,109
PPG Industries, Inc.	2,267	247,398
Praxair, Inc.	1,877	301,690
Recticel SA (Belgium)	3,853	42,214
Sakai Chemical Industry Co. Ltd. (Japan)	2,100	51,806
Sanyo Chemical Industries Ltd. (Japan)	4,400	223,711
Sasol Ltd. (South Africa)	21,748	840,775
Scientex Bhd (Malaysia)	15,100	32,412
Scotts Miracle-Gro Co. (The)	1,069	84,162
Sensient Technologies Corp.	1,361	104,130
Sesoda Corp. (Taiwan)	22,262	19,813
Shanghai Chlor-Alkali Chemical Co. Ltd. (China) (Class B Stock)	17,100	11,277
Shanghai Huayi Group Corp. Ltd. (China) (Class B Stock)	24,100	21,695
Sherwin-Williams Co. (The)	9,212	4,193,395
Shinkong Synthetic Fibers Corp. (Taiwan)	347,000	142,836
Sika AG (Switzerland)	1,298	188,620
Silver Grant International Industries Ltd. (China)*	188,000	42,020
Sinon Corp. (Taiwan)	57,000	32,111
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	142,000	86,782
Soda Sanayii A/S (Turkey)	7,931	9,126
Soulbrain Co. Ltd. (South Korea)	1,905	103,227
Stella Chemifa Corp. (Japan)	1,600	58,429
Sumitomo Bakelite Co. Ltd. (Japan)	2,800	125,786
Sumitomo Chemical Co. Ltd. (Japan)	326,000	1,904,829
Sumitomo Seika Chemicals Co. Ltd. (Japan)	1,600	89,810
Symrise AG (Germany)	1,206	110,085
Taiwan Fertilizer Co. Ltd. (Taiwan)	101,000	153,887
Taiwan Styrene Monomer (Taiwan)	59,000	46,891
Teijin Ltd. (Japan)	22,600	433,108
Tikkurila OYJ (Finland)	4,696	73,584
Toagosei Co. Ltd. (Japan)	11,800	135,971
Tokyo Ohka Kogyo Co. Ltd. (Japan)	2,200	65,168
Toray Industries, Inc. (Japan)	35,700	268,022
Toyo Ink SC Holdings Co. Ltd. (Japan)	1,900	50,274
Toyobo Co. Ltd. (Japan)	6,100	103,419
TSRC Corp. (Taiwan)	36,000	39,999
Ube Industries Ltd. (Japan)	21,800	592,457
UPC Technology Corp. (Taiwan)	101,807	51,108
USI Corp. (Taiwan)	90,718	41,628
Victory New Materials Ltd. Co. (Taiwan)	19,470	17,590
Victrex PLC (United Kingdom)	10,758	468,358
WR Grace & Co.	634	45,306
Yara International ASA (Norway)	4,561	223,073

		36,938,391

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,087	67,306
Aeon Delight Co. Ltd. (Japan)	1,300	47,345
Babcock International Group PLC (United Kingdom)	15,563	146,586
Blue Label Telecoms Ltd. (South Africa)	37,228	13,864
Brady Corp. (Class A Stock)	1,551	67,856
Brambles Ltd. (Australia)	20,001	157,734

A656

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Cabcharge Australia Ltd. (Australia)	10,040	$ 16,486
Cewe Stiftung & Co. KGAA (Germany)	373	31,021
China Everbright International Ltd. (China)	262,000	226,777
Cimpress NV (Netherlands)*	330	45,081
Cintas Corp.	676	133,720
Clean Harbors, Inc.*	902	64,565
Cleanaway Co. Ltd. (Taiwan)	4,000	22,879
Copart, Inc.*	1,549	79,820
Country Garden Services Holdings Co. Ltd. (China)*	18,000	30,514
Covanta Holding Corp.	5,288	85,929
Dai Nippon Printing Co. Ltd. (Japan)	9,300	216,050
Daiseki Co. Ltd. (Japan)	1,900	52,455
Deluxe Corp.	1,523	86,720
Dongjiang Environmental Co. Ltd. (China) (Class H Stock)	3,200	3,746
Duskin Co. Ltd. (Japan)	9,700	236,614
ECOVE Environment Corp. (Taiwan)	1,000	5,734
Essendant, Inc.	2,283	29,268
Greentown Service Group Co. Ltd. (China)	24,000	19,266
Healthcare Services Group, Inc.(a)	1,123	45,616
Intrum AB (Sweden)(a)	2,850	74,040
Itoki Corp. (Japan)	10,100	58,679
KAR Auction Services, Inc.	1,720	102,667
Kokuyo Co. Ltd. (Japan)	15,200	273,407
L&K Engineering Co. Ltd. (Taiwan)	15,000	15,218
Loomis AB (Sweden) (Class B Stock)	2,511	80,803
Okamura Corp. (Japan)	5,400	72,146
Park24 Co. Ltd. (Japan)	2,300	69,490
Prosegur Cia de Seguridad SA (Spain)	3,838	23,841
Relia, Inc. (Japan)	3,300	40,596
Rentokil Initial PLC (United Kingdom)	19,050	78,982
Republic Services, Inc.	3,360	244,138
Riverstone Holdings Ltd. (Singapore)	37,000	31,949
S-1 Corp. (South Korea)	1,279	105,244
Sato Holdings Corp. (Japan)	1,600	52,965
Secom Co. Ltd. (Japan)	2,100	171,215
Securitas AB (Sweden) (Class B Stock)	7,363	128,110
SmartGroup Corp. Ltd. (Australia)	37,771	325,402
Societe BIC SA (France)	687	62,872
Sohgo Security Services Co. Ltd. (Japan)	1,800	78,978
Steelcase, Inc. (Class A Stock)	2,864	52,984
Stericycle, Inc.*	1,678	98,465
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	2,000	14,611
Taiwan Secom Co. Ltd. (Taiwan)	7,135	20,609
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	46,150	54,422
Toppan Forms Co. Ltd. (Japan)	6,400	61,550
Toppan Printing Co. Ltd. (Japan)	10,500	168,427
Transcontinental, Inc. (Canada) (Class A Stock)	3,700	65,598
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	3,080	9,533
Waste Connections, Inc., (TSX)	2,338	186,367
Waste Management, Inc.	3,171	286,532

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
YC Co. Ltd. (Taiwan)	51,313	$ 26,416

		5,069,208

Communications Equipment — 0.5%
Accton Technology Corp. (Taiwan)	17,000	47,492
ADTRAN, Inc.	2,532	44,690
Arista Networks, Inc.*	5,846	1,554,218
China All Access Holdings Ltd. (Hong Kong)*	138,000	11,782
Cisco Systems, Inc.	111,190	5,409,394
Denki Kogyo Co. Ltd. (Japan)	1,800	52,852
Eastern Communications Co. Ltd. (China) (Class B Stock)	17,000	8,783
EchoStar Corp. (Class A Stock)*	7,567	350,882
EVS Broadcast Equipment SA (Belgium)	1,878	37,199
F5 Networks, Inc.*	734	146,374
Finisar Corp.*	2,451	46,692
Gemtek Technology Corp. (Taiwan)	34,000	25,999
Hitron Technology, Inc. (Taiwan)	16,248	11,323
InterDigital, Inc.	580	46,399
Juniper Networks, Inc.	97,408	2,919,318
Lanner Electronics, Inc. (Taiwan)	5,100	7,774
Lumentum Holdings, Inc.*	1,265	75,837
NetScout Systems, Inc.*	2,291	57,848
Nokia OYJ (Finland)	115,871	642,768
O-Net Technologies Group Ltd. (China)*	17,000	8,799
Palo Alto Networks, Inc.*	16,960	3,820,409
Senao Networks, Inc. (Taiwan)	2,000	7,371
Sercomm Corp. (Taiwan)	17,000	27,860
Shanghai Potevio Co. Ltd. (China) (Class B Stock)*^	15,300	5,324
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	43,219	382,050
Unizyx Holding Corp. (Taiwan)*	37,000	13,647
VTech Holdings Ltd. (Hong Kong)	7,400	85,545
Wistron NeWeb Corp. (Taiwan)	17,764	43,158
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A*	18,500	57,538
Zinwell Corp. (Taiwan)	25,000	16,173

		15,965,498

Construction & Engineering — 0.3%
Acter Co. Ltd. (Taiwan)	2,300	15,177
Adhi Karya Persero Tbk PT (Indonesia)	189,800	17,746
AECOM*	16,580	541,503
Baoye Group Co. Ltd. (China) (Class H Stock)*	58,000	33,148
BES Engineering Corp. (Taiwan)	244,000	67,300
Bouygues SA (France)	4,915	212,283
Budimex SA (Poland)	295	8,302
CH Karnchang PCL (Thailand)	21,500	18,122
China Communications Construction Co. Ltd. (China) (Class H Stock)	369,000	376,570
China Energy Engineering Corp. Ltd. (China) (Class H Stock)	1,386,000	164,625
China Machinery Engineering Corp. (China) (Class H Stock)	100,000	48,961
China Railway Construction Corp. Ltd. (China) (Class H Stock)	176,000	237,334

A657

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
China Railway Group Ltd. (China) (Class H Stock)	333,000	$ 329,852
China State Construction International Holdings Ltd. (China)	186,000	196,913
Cie d’Entreprises CFE (Belgium)	1,171	141,176
COMSYS Holdings Corp. (Japan)	2,600	76,954
Continental Holdings Corp. (Taiwan)	85,300	39,584
CTCI Corp. (Taiwan)	37,000	59,553
Ellaktor SA (Greece)*	20,207	33,413
EMCOR Group, Inc.	1,587	119,200
Ferrovial SA (Spain)	8,537	176,960
Gamuda Bhd (Malaysia)	80,900	65,784
GEK Terna Holding Real Estate Construction SA (Greece)*	6,942	40,699
Hazama Ando Corp. (Japan)	11,600	88,417
Hebei Construction Group Corp. Ltd. (China) (Class H Stock)*	57,500	30,996
JGC Corp. (Japan)	5,200	119,052
Kajima Corp. (Japan)	17,500	253,746
Kandenko Co. Ltd. (Japan)	4,500	46,464
Kinden Corp. (Japan)	3,800	60,775
Koninklijke Volkerwessels NV (Netherlands)	5,241	110,329
Kumagai Gumi Co. Ltd. (Japan)	1,600	44,209
Kung Sing Engineering Corp. (Taiwan)	42,000	12,287
Kyowa Exeo Corp. (Japan)	1,400	40,932
Maeda Corp. (Japan)	8,300	109,508
Maeda Road Construction Co. Ltd. (Japan)	4,000	81,300
Maire Tecnimont SpA (Italy)	33,713	151,395
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	190,000	53,390
Mirait Holdings Corp. (Japan)	2,600	44,785
Murray & Roberts Holdings Ltd. (South Africa)	30,468	35,650
Nippo Corp. (Japan)	3,000	55,005
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	62,578
Nippon Road Co. Ltd. (The) (Japan)	700	40,521
Obayashi Corp. (Japan)	25,100	237,321
Penta-Ocean Construction Co. Ltd. (Japan)	8,700	57,953
Per Aarsleff Holding A/S (Denmark)	2,270	85,824
PESTECH International Bhd (Malaysia)*	11,500	4,159
Raito Kogyo Co. Ltd. (Japan)	4,100	58,628
Raubex Group Ltd. (South Africa)	7,049	11,000
Rich Development Co. Ltd. (Taiwan)	127,000	42,479
Run Long Construction Co. Ltd. (Taiwan)	8,000	15,867
Shimizu Corp. (Japan)	28,100	255,951
SHO-BOND Holdings Co. Ltd. (Japan)	600	48,416
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	237,500	271,346
Sino-Thai Engineering & Construction PCL (Thailand)*	30,500	23,512
Skanska AB (Sweden) (Class B Stock)	8,649	169,611
SNC-Lavalin Group, Inc. (Canada)	4,000	163,109
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	39,440
Taikisha Ltd. (Japan)	2,000	65,182
Taisei Corp. (Japan)	4,500	204,731
Tekfen Holding A/S (Turkey)	7,438	26,701
TOA ROAD Corp. (Japan)	1,000	33,544
Totetsu Kogyo Co. Ltd. (Japan)	2,200	56,524
Toyo Construction Co. Ltd. (Japan)	5,900	23,999

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Unique Engineering & Construction PCL (Thailand)	63,000	$ 28,480
United Integrated Services Co. Ltd. (Taiwan)*	22,000	42,486
Valmont Industries, Inc.	511	70,774
Vinci SA (France)	8,571	815,652
Waskita Karya Persero Tbk PT (Indonesia)	232,000	26,525
WCT Holdings Bhd (Malaysia)	48,468	10,432
Wijaya Karya Persero Tbk PT (Indonesia)	235,300	21,615
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,603	17,459
WSP Global, Inc. (Canada)	1,700	93,038
Yokogawa Bridge Holdings Corp. (Japan)	2,100	43,978

		7,528,234

Construction Materials — 0.1%
Asia Cement Corp. (Taiwan)	197,000	267,842
Cementos Argos SA (Colombia)	16,183	42,058
Cementos Pacasmayo SAA (Peru)	22,803	50,035
CEMEX Latam Holdings SA (Colombia)*	9,758	17,785
CHC Resources Corp. (Taiwan)	4,400	8,073
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)	545	813
CRH PLC (Ireland)	15,663	511,577
CSG Holding Co. Ltd. (China) (Class B Stock)	34,500	13,272
Goldsun Building Materials Co. Ltd. (Taiwan)	271,000	82,692
Grupo Argos SA (Colombia)	11,723	64,495
Huaxin Cement Co. Ltd. (China) (Class B Stock)	21,400	41,266
Magnesita Refratarios SA (Brazil)*	2,120	37,166
Martin Marietta Materials, Inc.	792	144,104
PPC Ltd. (South Africa)*	63,391	28,887
Siam Cement PCL (The) (Thailand)	12,550	173,038
Siam City Cement PCL (Thailand)	6,700	51,823
Sumitomo Osaka Cement Co. Ltd. (Japan)	2,600	107,741
Taiheiyo Cement Corp. (Japan)	3,900	122,323
Taiwan Cement Corp. (Taiwan)	271,700	365,816
Titan Cement Co. SA (Greece)	4,615	114,161
Tongfang Kontafarma Holdings Ltd. (China)*	120,000	5,573
TPI Polene PCL (Thailand)	582,300	33,168
Universal Cement Corp. (Taiwan)	87,538	57,937
Vulcan Materials Co.	1,497	166,466
Waskita Beton Precast Tbk PT (Indonesia)	744,400	17,914
West China Cement Ltd. (China)	360,000	67,751

		2,593,776

Consumer Finance — 0.2%
AEON Credit Service M Bhd (Malaysia)	6,300	24,471
AEON Financial Service Co. Ltd. (Japan)	3,400	70,190
Ally Financial, Inc.	135,366	3,580,431
American Express Co.	7,225	769,390
Cembra Money Bank AG (Switzerland)	1,139	102,796
China Financial Services Holdings Ltd. (China)	212,000	14,527
Chong Sing Holdings FinTech Gr (China)*	708,000	38,045
Credit Saison Co. Ltd. (Japan)	14,400	234,581
FirstCash, Inc.	1,144	93,807

A658

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Green Dot Corp. (Class A Stock)*	760	$ 67,503
KRUK SA (Poland)	998	54,397
LexinFintech Holdings Ltd. (China), ADR*	2,200	21,845
Navient Corp.	7,525	101,437
Nelnet, Inc. (Class A Stock)	1,524	87,127
PPDAI Group, Inc. (China), ADR*	5,100	27,438
Qudian, Inc. (China), ADR*	9,600	50,016
Safmar Financial Investment (Russia)	2,590	28,149
Samsung Card Co. Ltd. (South Korea)	2,442	80,884
Sun Hung Kai & Co. Ltd. (Hong Kong)	260,000	132,818
Synchrony Financial	52,438	1,629,773
Unifin Financiera SAB de CV SOFOM ENR (Mexico)	4,400	11,170
Yulon Finance Corp. (Taiwan)	8,000	26,754

		7,247,549

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	5,239	51,810
AptarGroup, Inc.	1,070	115,282
Avery Dennison Corp.	1,032	111,817
Ball Corp.	3,708	163,115
Beijing Enterprises Clean Energy Group Ltd. (China)*	2,960,000	53,352
Bemis Co., Inc.	1,303	63,326
Berry Global Group, Inc.*	2,381	115,217
CCL Industries, Inc. (Canada) (Class B Stock)	2,200	99,163
Cheng Loong Corp. (Taiwan)	150,000	120,975
CPMC Holdings Ltd. (China)	73,000	27,595
Crown Holdings, Inc.*	1,813	87,023
Fuji Seal International, Inc. (Japan)	2,000	70,747
Graphic Packaging Holding Co.	6,711	94,021
Greatview Aseptic Packaging Co. Ltd. (China)	106,000	67,490
Huhtamaki OYJ (Finland)	2,451	78,334
International Paper Co.	5,700	280,155
Klabin SA (Brazil), UTS	18,100	88,785
Mpact Ltd. (South Africa)	12,828	21,430
Nampak Ltd. (South Africa)*	47,226	51,015
Orora Ltd. (Australia)	29,178	69,970
Packaging Corp. of America	984	107,935
Rengo Co. Ltd. (Japan)	11,500	98,121
Sealed Air Corp.	486	19,513
Silgan Holdings, Inc.	2,999	83,372
Smurfit Kappa Group PLC (Ireland)	6,095	241,017
Sonoco Products Co.	1,920	106,560
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	38,000	63,652
WestRock Co.	38,992	2,083,732
Youyuan International Holdings Ltd. (China)*	100,000	35,556

		4,670,080

Distributors — 0.0%
Canon Marketing Japan, Inc. (Japan)	1,100	23,315
China Animation Characters Co. Ltd. (Hong Kong)*	32,000	11,061
Chori Co. Ltd. (Japan)	1,200	22,082
Dah Chong Hong Holdings Ltd. (China)	75,000	29,181
Genuine Parts Co.	1,576	156,654

	Shares	Value
COMMON STOCKS (Continued)
Distributors (cont’d.)
Inchcape PLC (United Kingdom)	64,280	$ 560,352
LKQ Corp.*	4,962	157,147
Paltac Corp. (Japan)	1,600	87,433
Pool Corp.	553	92,285
Test Rite International Co. Ltd. (Taiwan)	37,000	28,379
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	87,000	59,053

		1,226,942

Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.*	1,424	68,637
Advtech Ltd. (South Africa)	833	875
Anima Holding SA (Brazil)	2,600	8,859
Benesse Holdings, Inc. (Japan)	1,600	45,517
Bright Horizons Family Solutions, Inc.*	6,950	818,988
Bright Scholar Education Holdings Ltd. (China), ADR*	2,400	29,735
China Distance Education Holdings Ltd. (China), ADR	1,200	9,935
China Education Group Holdings Ltd. (Hong Kong)*	19,000	26,843
China Maple Leaf Educational Systems Ltd. (China)	66,000	34,567
Curro Holdings Ltd. (South Africa)*	3,899	8,120
Estacio Participacoes SA (Brazil)	10,400	64,380
Fu Shou Yuan International Group Ltd. (China)	53,000	41,413
Graham Holdings Co. (Class B Stock)	113	65,461
Grand Canyon Education, Inc.*	630	71,063
H&R Block, Inc.	113,488	2,922,316
Houghton Mifflin Harcourt Co.*	4,247	29,729
InvoCare Ltd. (Australia)	7,425	66,367
Kroton Educacional SA (Brazil)	56,716	158,974
Lung Yen Life Service Corp. (Taiwan)	12,000	25,546
Navitas Ltd. (Australia)	9,258	29,867
New Oriental Education & Technology Group, Inc. (China), ADR*	3,200	236,831
Regis Corp.*	2,702	55,202
Ser Educacional SA (Brazil), 144A*	1,800	7,314
Service Corp. International	1,088	48,090
ServiceMaster Global Holdings, Inc.*	1,183	73,381
Stadio Holdings Ltd. (South Africa)*	3,899	1,158
Studio Alice Co. Ltd. (Japan)	6,000	123,968
TAL Education Group (China), ADR*	10,800	277,668
Tarena International, Inc. (China), ADR(a)	2,500	20,300
Virscend Education Co. Ltd. (China), 144A	28,000	16,864
Wisdom Education International Holdings Co. Ltd. (China)	34,000	17,968

		5,405,936

Diversified Financial Services — 0.6%
ABC Arbitrage (France)*	5,863	42,473
Alexander Forbes Group Holdings Ltd. (South Africa)	18,926	6,624
Amanat Holdings PJSC (United Arab Emirates)	307,850	95,428
AMP Ltd. (Australia)	65,122	150,000
AXA Equitable Holdings, Inc.	5,541	118,854
Berkshire Hathaway, Inc. (Class B Stock)*	27,999	5,994,866

A659

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
China Merchants China Direct Investments Ltd. (China)	26,000	$ 33,881
Corp Financiera Colombiana SA (Colombia), (BVC)*	3,156	23,435
Far East Horizon Ltd. (China)	275,000	261,984
Financial Products Group Co. Ltd. (Japan)	5,100	48,833
First Pacific Co. Ltd. (Hong Kong)	182,000	89,900
Fubon Financial Holding Co. Ltd. (Taiwan)	678,000	1,150,022
Grupo de Inversiones Suramericana SA (Colombia)	18,707	219,473
Gulf General Investment Co. (United Arab Emirates)*	529,312	37,703
Inversiones La Construccion SA (Chile)	945	16,494
Jefferies Financial Group, Inc.	9,342	205,150
KBC Ancora (Belgium)	5,524	280,566
L E Lundbergforetagen AB (Sweden) (Class B Stock)	5,898	198,511
Metro Pacific Investments Corp. (Philippines)	798,400	70,366
ORIX Corp. (Japan)(a)	236,600	3,820,333
Plus500 Ltd. (Israel)	4,756	82,690
Remgro Ltd. (South Africa)	24,208	337,530
Ricoh Leasing Co. Ltd. (Japan)	600	19,769
Sofina SA (Belgium)	1,563	311,397
Voya Financial, Inc.	70,658	3,509,583

		17,125,865

Diversified REITs — 0.0%
Tritax EuroBox PLC (United Kingdom), 144A*	663,162	905,410

Diversified Telecommunication Services — 0.7%
Asia Pacific Telecom Co. Ltd. (Taiwan)*	250,000	56,977
AT&T, Inc.	123,580	4,149,816
BCE, Inc. (Canada)	1,722	69,765
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	104,261	117,515
BT Group PLC (United Kingdom)	127,714	374,766
China Communications Services Corp. Ltd. (China) (Class H Stock)	492,000	452,798
China Telecom Corp. Ltd. (China) (Class H Stock)	2,820,000	1,401,982
China Unicom Hong Kong Ltd. (China)	614,000	721,316
Chunghwa Telecom Co. Ltd. (Taiwan)	180,000	647,777
CITIC Telecom International Holdings Ltd. (China)	822,000	280,688
Consolidated Communications Holdings, Inc.(a)	1,789	23,329
Deutsche Telekom AG (Germany)	48,724	784,685
Elisa OYJ (Finland)	881	37,326
Hellenic Telecommunications Organization SA (Greece)	12,410	151,758
HKT Trust & HKT Ltd. (Hong Kong)	77,000	105,909
Iliad SA (France)	426	55,678
Inmarsat PLC (United Kingdom)	9,989	64,597
Koninklijke KPN NV (Netherlands)	72,128	189,743
KT Corp. (South Korea)	5,655	153,718
Link Net Tbk PT (Indonesia)	36,700	10,327
Magyar Telekom Telecommunications PLC (Hungary)	55,892	80,338

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan)	23,500	$ 1,056,958
O2 Czech Republic A/S (Czech Republic)	2,242	26,233
Orange Polska SA (Poland)*	76,694	92,160
Orange SA (France)	51,608	821,220
Proximus SADP (Belgium)	5,916	141,383
Rostelecom PJSC (Russia)	90,060	95,672
Singapore Telecommunications Ltd. (Singapore)	111,200	263,463
Spark New Zealand Ltd. (New Zealand)	39,808	106,881
Swisscom AG (Switzerland)	469	212,432
Telecom Italia SpA (Italy), (AQXE)*	403,539	244,395
Telecom Italia SpA (Italy), (SGMX)	188,776	101,267
Telefonica Brasil SA (Brazil), ADR*	20,300	197,519
Telefonica Deutschland Holding AG (Germany)	23,507	99,231
Telefonica SA (Spain)	74,345	587,319
Telekom Malaysia Bhd (Malaysia)	77,900	60,642
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,299,400	317,075
Telenor ASA (Norway)	5,877	114,586
Telesites SAB de CV (Mexico)*	18,300	14,297
Telia Co. AB (Sweden)	79,659	365,133
Telkom SA SOC Ltd. (South Africa)	24,991	91,348
Telstra Corp. Ltd. (Australia)	38,423	88,536
TELUS Corp. (Canada)	600	22,104
Thaicom PCL (Thailand)	57,600	17,328
TIME dotCom Bhd (Malaysia)	15,800	31,596
Tower Bersama Infrastructure Tbk PT (Indonesia)	45,400	17,143
Verizon Communications, Inc.	44,028	2,350,655
Vocus Group Ltd. (Australia)*	22,500	53,231
Zayo Group Holdings, Inc.*	88,700	3,079,664

		20,600,279

Electric Utilities — 0.6%
ALLETE, Inc.	1,790	134,268
Alliant Energy Corp.	4,580	194,971
Alupar Investimento SA (Brazil), UTS*	1,743	6,841
American Electric Power Co., Inc.	27,843	1,973,512
Avangrid, Inc.	2,086	99,982
Celsia SA ESP (Colombia)	21,731	31,832
CEZ A/S (Czech Republic)	8,409	214,438
Chubu Electric Power Co., Inc. (Japan)	30,500	460,993
Chugoku Electric Power Co., Inc. (The) (Japan)	8,800	113,037
Cia Paranaense de Energia (Brazil)*	1,900	9,503
CK Infrastructure Holdings Ltd. (Hong Kong)	16,000	126,802
CLP Holdings Ltd. (Hong Kong)	25,500	298,507
Contact Energy Ltd. (New Zealand)	23,808	91,957
Duke Energy Corp.	9,719	777,714
Edison International	4,720	319,450
EDP - Energias de Portugal SA (Portugal)	62,555	230,568
EDP - Energias do Brasil SA (Brazil)	13,400	42,570
El Paso Electric Co.	2,026	115,887
Elia System Operator SA/NV (Belgium)	1,357	87,382
Emera, Inc. (Canada)	6,200	192,770
Endesa SA (Spain)	4,547	98,288
Enea SA (Poland)*	38,801	84,206

A660

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Enel Chile SA (Chile)	1,066,148	$107,355
Enel SpA (Italy)	116,497	595,890
Energa SA (Poland)*	34,021	72,146
Engie Energia Chile SA (Chile)	40,080	76,817
Entergy Corp.(a)	1,973	160,069
Equatorial Energia SA (Brazil)	2,900	41,182
Evergy, Inc.	1,146	62,938
Eversource Energy	2,638	162,079
EVN AG (Austria)	3,543	69,271
Exelon Corp.	49,720	2,170,775
Federal Grid Co. Unified Energy System PJSC (Russia)	51,770,000	130,926
First Philippine Holdings Corp. (Philippines)	36,340	43,450
FirstEnergy Corp.	2,652	98,575
Fortis, Inc. (Canada)	6,500	210,754
Fortum OYJ (Finland)	7,266	182,185
Hawaiian Electric Industries, Inc.	3,663	130,366
Hokkaido Electric Power Co., Inc. (Japan)	10,100	63,613
Hokuriku Electric Power Co. (Japan)*	8,200	83,891
Iberdrola SA (Spain)	122,454	900,151
IDACORP, Inc.	2,371	235,274
Infratil Ltd. (New Zealand)	57,325	135,391
Inter RAO UES PJSC (Russia)	2,692,000	167,358
Kansai Electric Power Co., Inc. (The) (Japan)	21,700	326,984
Korea District Heating Corp. (South Korea)	1,333	77,049
Korea Electric Power Corp. (South Korea)	18,902	500,029
Kyushu Electric Power Co., Inc. (Japan)	15,300	184,568
Light SA (Brazil)	5,100	16,139
Manila Electric Co. (Philippines)	3,310	20,816
Mosenergo PJSC (Russia)	939,000	29,532
NextEra Energy, Inc.	3,787	634,701
OGE Energy Corp.	3,154	114,553
Okinawa Electric Power Co., Inc. (The) (Japan)	5,290	111,350
Orsted A/S (Denmark), 144A	2,254	153,181
PG&E Corp.*	11,354	522,398
PGE Polska Grupa Energetyczna SA (Poland)*	137,149	354,182
Pinnacle West Capital Corp.	1,037	82,110
PNM Resources, Inc.	2,649	104,503
Portland General Electric Co.	3,100	141,391
Power Assets Holdings Ltd. (Hong Kong)	21,500	149,603
PPL Corp.	8,559	250,436
Public Power Corp. SA (Greece)*	29,903	48,824
Red Electrica Corp. SA (Spain)	6,856	143,530
Rosseti PJSC (Russia)	5,624,000	61,887
RusHydro PJSC (Russia)	19,119,000	182,416
Shikoku Electric Power Co., Inc. (Japan)	21,600	281,412
Southern Co. (The)	13,378	583,281
SSE PLC (United Kingdom)	14,002	209,027
Tauron Polska Energia SA (Poland)*	198,688	95,535
Tenaga Nasional Bhd (Malaysia)	145,700	544,061
Terna Rete Elettrica Nazionale SpA (Italy)	9,591	51,153
Tohoku Electric Power Co., Inc. (Japan)	14,700	199,357
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	52,900	259,553
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	15,900	78,741

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Trustpower Ltd. (New Zealand)	18,672	$77,111
Verbund AG (Austria)	1,984	97,434
Xcel Energy, Inc.	2,902	137,003

		18,429,784

Electrical Equipment — 0.2%
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	5,000	3,042
AMETEK, Inc.	1,902	150,486
Chicony Power Technology Co. Ltd. (Taiwan)	18,200	25,057
China Electric Manufacturing Corp. (Taiwan)	66,000	21,161
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	42,000	48,268
Chiyoda Integre Co. Ltd. (Japan)	900	18,653
Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	37,375	25,476
Denyo Co. Ltd. (Japan)	3,700	60,799
Emerson Electric Co.	4,921	376,850
Endo Lighting Corp. (Japan)	2,700	20,541
Foshan Electrical and Lighting Co. Ltd. (China) (Class B Stock)	19,030	9,975
Futaba Corp. (Japan)	3,800	68,429
Gunkul Engineering PCL (Thailand)	199,466	19,393
Hangzhou Steam Turbine Co. Ltd. (China) (Class B Stock)	59,700	50,271
Jiangnan Group Ltd. (China)*	300,000	16,041
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	3,000	14,109
Legrand SA (France)	3,399	247,584
Longwell Co. (Taiwan)	11,000	11,726
Melrose Industries PLC (United Kingdom)	41,566	108,300
Mersen SA (France)	789	27,713
Nidec Corp. (Japan)	2,200	316,187
Nitto Kogyo Corp. (Japan)	3,300	60,850
nVent Electric PLC (United Kingdom)	3,680	99,949
OSRAM Licht AG (Germany)	2,735	108,232
Prysmian SpA (Italy)	4,092	95,099
Schneider Electric SE (France)	51,996	4,187,553
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	86,000	30,670
Signify NV (Netherlands), 144A	4,665	120,515
Sino-American Electronic Co. Ltd. (Taiwan)^	1,183	—
Tech Pro Technology Development Ltd. (Hong Kong)*^	731,600	9
Teco Electric & Machinery Co. Ltd. (Taiwan)	206,000	149,355
Thermon Group Holdings, Inc.*	2,956	76,206
TKH Group NV (Netherlands)	2,757	155,003
Toyo Tanso Co. Ltd. (Japan)	600	17,781
Ushio, Inc. (Japan)	7,100	97,205
Voltronic Power Technology Corp. (Taiwan)	2,102	36,908
Well Shin Technology Co. Ltd. (Taiwan)	7,000	11,565
Zhuzhou CRRC Times Electric Co. Ltd. (China) (Class H Stock)	67,200	384,216
Zippy Technology Corp. (Taiwan)	5,000	5,278

		7,276,455

Electronic Equipment, Instruments & Components — 0.8%
AAC Technologies Holdings, Inc. (China)	29,500	306,208

A661

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Amano Corp. (Japan)	4,800	$100,115
Amphenol Corp. (Class A Stock)	1,855	174,407
Anritsu Corp. (Japan)	3,600	59,239
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
Apex International Co. Ltd. (Taiwan)*	18,224	18,958
AU Optronics Corp. (Taiwan)	1,242,000	524,369
Austria Technologie & Systemtechnik AG (Austria)	567	13,097
AVY Precision Technology, Inc. (Taiwan)	7,034	8,093
Azbil Corp. (Japan)	5,000	108,683
Barco NV (Belgium)	2,817	376,440
Benchmark Electronics, Inc.	3,090	72,305
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	329,654	20,389
Canon Electronics, Inc. (Japan)	5,600	117,522
CDW Corp.	27,917	2,482,379
Chang Wah Electromaterials, Inc. (Taiwan)	3,600	16,294
Channel Well Technology Co. Ltd. (Taiwan)	18,000	15,731
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	34,000	28,838
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	274,000	194,149
China Soft Power Technology Holdings Ltd. (Hong Kong)*	546,000	4,057
Chin-Poon Industrial Co. Ltd. (Taiwan)	33,000	40,726
Chroma ATE, Inc. (Taiwan)	11,000	52,916
Citizen Watch Co. Ltd. (Japan)	106,200	699,400
Coretronic Corp. (Taiwan)	54,000	95,452
Co-Tech Development Corp. (Taiwan)	18,000	18,737
Coxon Precise Industrial Co. Ltd. (Taiwan)	27,000	19,073
CyberPower Systems, Inc. (Taiwan)	5,000	14,154
Daiwabo Holdings Co. Ltd. (Japan)	1,900	122,500
DataTec Ltd. (South Africa)	20,409	33,436
Delta Electronics Thailand PCL (Thailand)	24,100	52,023
Delta Electronics, Inc. (Taiwan)	89,000	382,263
Dolby Laboratories, Inc. (Class A Stock)	9,672	676,750
Dongxu Optoelectronic Technology Co. Ltd. (China) (Class B Stock)	14,400	7,050
E Ink Holdings, Inc. (Taiwan)	54,000	55,489
Edom Technology Co. Ltd. (Taiwan)	16,000	7,933
Egis Technology, Inc. (Taiwan)	7,000	25,421
Electrocomponents PLC (United Kingdom)	29,061	271,879
Elite Material Co. Ltd. (Taiwan)	17,000	47,843
FIH Mobile Ltd. (China)*	401,000	46,159
FIT Hon Teng Ltd. (Taiwan), 144A	64,000	31,627
Flex Ltd.*	9,739	127,776
FLIR Systems, Inc.	4,444	273,173
Flytech Technology Co. Ltd. (Taiwan)	8,000	19,734
Hamamatsu Photonics KK (Japan)	2,200	87,629
Hana Microelectronics PCL (Thailand)	47,500	58,012
HannStar Display Corp. (Taiwan)	462,000	114,147
HannsTouch Solution, Inc. (Taiwan)*	61,000	14,935
Hexagon AB (Sweden) (Class B Stock)	3,409	199,820
Hirose Electric Co. Ltd. (Japan)	876	95,435
Hitachi Ltd. (Japan)	119,600	4,061,318
HNA Technology Co. Ltd. (China) (Class B Stock)*	76,700	29,538
Hollysys Automation Technologies Ltd. (China)	4,000	85,479

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,419,297	$3,688,338
Ibiden Co. Ltd. (Japan)	9,300	130,258
II-VI, Inc.*	1,917	90,674
Inficon Holding AG (Switzerland)	493	251,548
Ingenico Group SA (France)	1,511	114,832
Innolux Corp. (Taiwan)	1,686,000	584,992
Isra Vision AG (Germany)	1,922	96,786
ITEQ Corp. (Taiwan)	15,000	29,088
Itron, Inc.*	1,070	68,693
Jabil, Inc.	3,288	89,039
Japan Aviation Electronics Industry Ltd. (Japan)	6,000	100,988
Jenoptik AG (Germany)	12,427	456,634
Ju Teng International Holdings Ltd. (Hong Kong)	202,000	50,975
KCE Electronics PCL (Thailand)	48,000	62,618
Keyence Corp. (Japan)	700	407,036
Kingboard Holdings Ltd. (Hong Kong)	103,000	335,813
Kingboard Laminates Holdings Ltd. (Hong Kong)	94,500	83,825
Kyocera Corp. (Japan)	30,000	1,799,806
Lelon Electronics Corp. (Taiwan)	5,250	8,383
LG Display Co. Ltd. (South Korea)	12,208	210,289
Lotes Co. Ltd. (Taiwan)	5,000	31,272
Macnica Fuji Electronics Holdings, Inc. (Japan)	10,200	179,931
Maruwa Co. Ltd. (Japan)	800	53,431
Nan Ya Printed Circuit Board Corp. (Taiwan)	23,000	22,688
National Instruments Corp.	1,732	83,708
Nissha Co. Ltd. (Japan)	1,300	25,323
OSI Systems, Inc.*	506	38,613
Plexus Corp.*	1,254	73,372
Polytronics Technology Corp. (Taiwan)	4,000	7,621
Posiflex Technology, Inc. (Taiwan)	5,149	18,598
Promate Electronic Co. Ltd. (Taiwan)	31,000	29,003
Renishaw PLC (United Kingdom)	2,659	164,044
Ryosan Co. Ltd. (Japan)	4,500	163,399
Ryoyo Electro Corp. (Japan)	200	3,091
Sanmina Corp.*	1,707	47,113
Sanshin Electronics Co. Ltd. (Japan)	6,100	109,673
Scientech Corp. (Taiwan)	7,000	14,740
Shimadzu Corp. (Japan)	5,000	156,577
Simplo Technology Co. Ltd. (Taiwan)	14,000	96,131
Sinbon Electronics Co. Ltd. (Taiwan)	12,390	34,612
Sirtec International Co. Ltd. (Taiwan)	12,800	11,537
Spectris PLC (United Kingdom)	6,038	186,637
Supreme Electronics Co. Ltd. (Taiwan)	34,000	33,442
SVI PCL (Thailand)	141,400	24,504
SYNNEX Corp.	621	52,599
Synnex Technology International Corp. (Taiwan)	102,750	130,986
TA-I Technology Co. Ltd. (Taiwan)	13,000	28,598
Taiflex Scientific Co. Ltd. (Taiwan)	18,340	19,911
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	5,000	7,338
Taiwan PCB Techvest Co. Ltd. (Taiwan)	34,000	31,000
Taiwan Union Technology Corp. (Taiwan)	7,000	23,276
Test Research, Inc. (Taiwan)	16,000	25,425

A662

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Thinking Electronic Industrial Co. Ltd. (Taiwan)	8,000	$21,648
Tong Hsing Electronic Industries Ltd. (Taiwan)	10,000	31,685
Topoint Technology Co. Ltd. (Taiwan)	21,000	12,968
Toyo Corp. (Japan)	2,800	22,865
Tripod Technology Corp. (Taiwan)	38,000	103,758
TXC Corp. (Taiwan)	17,000	19,051
Unimicron Technology Corp. (Taiwan)	134,000	88,268
Unitech Printed Circuit Board Corp. (Taiwan)	5,260	2,850
Venture Corp. Ltd. (Singapore)	8,200	105,634
Wah Lee Industrial Corp. (Taiwan)	21,000	37,382
WPG Holdings Ltd. (Taiwan)	133,000	165,242
WT Microelectronics Co. Ltd. (Taiwan)	35,484	49,610
WUS Printed Circuit Co. Ltd. (Taiwan)*	46,000	25,354
Zebra Technologies Corp. (Class A Stock)*	1,354	239,428
Zenitron Corp. (Taiwan)	50,000	36,964

		24,060,615

Energy Equipment & Services — 0.2%
C&J Energy Services, Inc.*	2,582	53,706
Dialog Group Bhd (Malaysia)	97,500	82,243
Halliburton Co.	86,518	3,506,575
Liberty Oilfield Services, Inc. (Class A Stock)(a)	983	21,203
Mullen Group Ltd. (Canada)	2,100	24,956
Schlumberger Ltd.	11,058	673,653
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	71,966
SEACOR Holdings, Inc.*	1,164	57,513
SEACOR Marine Holdings, Inc.*	1,169	26,454
ShawCor Ltd. (Canada)	2,200	42,053
Tecnicas Reunidas SA (Spain)(a)	1,470	45,214
Tenaris SA (Luxembourg)	7,469	124,972
TGS Nopec Geophysical Co. ASA (Norway)	10,894	442,520
TMK PJSC (Russia), GDR	5,391	22,319
Yinson Holdings Bhd (Malaysia)	39,700	44,151

		5,239,498

Equity Real Estate Investment Trusts (REITs) — 3.9%
Acadia Realty Trust	41,454	1,161,956
Activia Properties, Inc. (Japan)	378	1,635,557
Advance Residence Investment Corp. (Japan)	21	53,602
Alexander & Baldwin, Inc.	2,383	54,070
Alexandria Real Estate Equities, Inc.(a)	22,760	2,862,980
Allied Properties Real Estate Investment Trust (Canada)	34,139	1,139,156
American Assets Trust, Inc.	1,472	54,891
American Campus Communities, Inc.	3,545	145,912
American Homes 4 Rent (Class A Stock)	3,174	69,479
American Tower Corp.	21,494	3,123,079
Apple Hospitality REIT, Inc.	3,487	60,988
Arrowhead Properties Ltd. (South Africa)	87,562	33,640
Artis Real Estate Investment Trust (Canada)	2,000	18,194
Ascendas Real Estate Investment Trust (Singapore)	66,700	128,938
AvalonBay Communities, Inc.	22,200	4,021,530

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Axis Real Estate Investment Trust (Malaysia)	41,300	$14,690
Befimmo SA (Belgium)	1,797	102,409
Beni Stabili SpA SIIQ (Italy)	71,518	62,366
Big Yellow Group PLC (United Kingdom)	108,565	1,299,122
Boardwalk Real Estate Investment Trust (Canada)	1,200	46,610
Boston Properties, Inc.	24,889	3,063,587
Brookfield Property REIT, Inc. (Class A Stock)	2,022	42,320
Camden Property Trust	25,196	2,357,590
Canadian Apartment Properties REIT (Canada)	28,814	1,063,864
CapitaLand Commercial Trust (Singapore)	116,000	151,190
Capitaland Malaysia Mall Trust (Malaysia)	74,900	20,649
CapitaLand Mall Trust (Singapore)	97,100	157,669
Champion REIT (Hong Kong)	255,000	178,345
Charter Hall Group (Australia)	11,280	58,455
Charter Hall Retail REIT (Australia)	38,874	119,151
Chesapeake Lodging Trust	47,150	1,512,101
Choice Properties Real Estate Investment Trust (Canada)	8,138	76,047
Cofinimmo SA (Belgium)	669	83,397
Columbia Property Trust, Inc.	3,967	93,780
Cominar Real Estate Investment Trust (Canada)	5,800	52,358
Concentradora Fibra Danhos SA de CV (Mexico)	55,400	89,847
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico), 144A	28,200	18,429
CoreCivic, Inc.	2,686	65,350
CoreSite Realty Corp.	14,431	1,603,861
Corporate Office Properties Trust	3,753	111,952
Cousins Properties, Inc.	153,738	1,366,731
Covivio (France)	1,380	143,799
CPN Retail Growth Leasehold REIT (Thailand)	55,600	47,279
Crown Castle International Corp.	1,312	146,065
CyrusOne, Inc.	27,325	1,732,405
Daiwa House REIT Investment Corp. (Japan)	850	1,943,301
Daiwa Office Investment Corp. (Japan)	35	211,089
DDR Corp.	100,721	1,348,654
Delta Property Fund Ltd. (South Africa)	2,645	1,108
Derwent London PLC (United Kingdom)	10,143	377,653
Dexus (Australia)	14,371	109,859
Digital Realty Trust, Inc.	1,122	126,203
Dream Office Real Estate Investment Trust (Canada)	3,200	59,930
Duke Realty Corp.	72,407	2,054,187
Emira Property Fund Ltd. (South Africa)	35,094	37,080
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	123,350	36,646
EPR Properties	1,570	107,404
Equinix, Inc.	247	106,924
Equity Commonwealth*	1,385	44,445
Equity LifeStyle Properties, Inc.	14,899	1,437,009
Equity Residential	54,246	3,594,340
Essex Property Trust, Inc.	8,279	2,042,512

A663

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Eurocommercial Properties NV (Netherlands), CVA	1,733	$63,479
Extra Space Storage, Inc.(a)	16,245	1,407,466
Federal Realty Investment Trust	13,204	1,669,910
Fibra Uno Administracion SA de CV (Mexico)	170,800	225,890
Forest City Realty Trust, Inc. (Class A Stock)	587	14,728
Fortress REIT Ltd. (South Africa) (Class A Stock)	46,424	55,435
Fortress REIT Ltd. (South Africa) (Class B Stock)	64,987	69,774
Fortune Real Estate Investment Trust (Hong Kong)	141,000	167,374
Four Corners Property Trust, Inc.	1,296	33,294
Frontier Real Estate Investment Corp. (Japan)	12	46,734
GDI Property Group (Australia)	283,682	270,660
Gecina SA (France)	11,864	1,984,367
GEO Group, Inc. (The)	2,044	51,427
Global Net Lease, Inc.	1,900	39,615
Global One Real Estate Investment Corp. (Japan)	77	79,220
GLP J-Reit (Japan)	1,885	1,831,397
Government Properties Income Trust(a)	2,204	24,883
GPT Group (The) (Australia)	613,311	2,312,363
Granite Real Estate Investment Trust (Canada)	3,500	150,308
Great Portland Estates PLC (United Kingdom)	9,978	87,098
Green REIT PLC (Ireland)	950,396	1,665,103
Grivalia Properties REIC AE (Greece)	4,148	38,425
Growthpoint Properties Ltd. (South Africa)	115,971	190,307
H&R Real Estate Investment Trust (Canada)	2,800	43,074
Hankyu Hanshin REIT, Inc. (Japan)	44	54,841
Hansteen Holdings PLC (United Kingdom)	252,157	319,362
HCP, Inc.	104,765	2,757,415
Healthcare Realty Trust, Inc.	51,485	1,506,451
Heiwa Real Estate REIT, Inc. (Japan)	128	128,954
Host Hotels & Resorts, Inc.	160,780	3,392,458
Hudson Pacific Properties, Inc.	58,556	1,915,952
Hyprop Investments Ltd. (South Africa)	13,701	89,418
ICADE (France)	1,193	110,472
Ichigo Office REIT Investment (Japan)	151	124,330
IGB Real Estate Investment Trust (Malaysia)	97,000	39,630
IMPACT Growth Real Estate Investment
Trust (Thailand)	117,100	70,970
Industrial & Infrastructure Fund Investment Corp. (Japan)	60	60,496
Inmobiliaria Colonial Socimi SA (Spain)	5,562	57,836
Invesco Office J-Reit, Inc. (Japan)	122	17,390
Investa Office Fund (Australia)	20,131	80,312
Invincible Investment Corp. (Japan)	3,715	1,553,634
Invitation Homes, Inc.(a)	2,482	56,863
Iron Mountain, Inc.	1,698	58,615
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	1	—

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Japan Excellent, Inc. (Japan)	59	$78,200
Japan Hotel REIT Investment Corp. (Japan)	94	68,430
Japan Logistics Fund, Inc. (Japan)	19	37,363
Japan Prime Realty Investment Corp. (Japan)	19	67,688
Japan Real Estate Investment Corp. (Japan)	18	94,373
Japan Rental Housing Investments, Inc. (Japan)	88	69,531
Japan Retail Fund Investment Corp. (Japan)	444	805,567
JBG SMITH Properties	22,804	839,871
Kenedix Office Investment Corp. (Japan)	38	242,435
Kenedix Residential Next Investment Corp. (Japan)	31	47,410
Kilroy Realty Corp.(a)	1,073	76,923
Kimco Realty Corp.	59,096	989,267
KLCCP Stapled Group (Malaysia)	30,200	55,394
Klepierre SA (France)	45,731	1,620,227
Lamar Advertising Co. (Class A Stock)	13,649	1,061,892
Lar Espana Real Estate Socimi SA (Spain)	15,258	155,098
Life Storage, Inc.	12,748	1,213,100
Link REIT (Hong Kong)	203,000	1,995,304
LondonMetric Property PLC (United Kingdom)	104,287	241,613
Macerich Co. (The)	17,839	986,319
Mack-Cali Realty Corp.	2,174	46,219
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	63,100	75,630
MCUBS MidCity Investment Corp. (Japan)	140	106,392
Merlin Properties Socimi SA (Spain)	176,486	2,398,169
Mid-America Apartment Communities, Inc.	1,012	101,382
Mirvac Group (Australia)	111,015	193,573
Mori Hills REIT Investment Corp. (Japan)	41	52,078
Mori Trust Sogo Reit, Inc. (Japan)	279	397,642
National Retail Properties, Inc.	2,242	100,486
Nippon Accommodations Fund, Inc. (Japan)	14	62,337
Nippon Building Fund, Inc. (Japan)	20	115,595
Nomura Real Estate Master Fund, Inc. (Japan)	82	111,998
NSI NV (Netherlands)	280	11,512
Octodec Investments Ltd. (South Africa)	15,967	22,920
Omega Healthcare Investors, Inc.	3,620	118,627
Orix JREIT, Inc. (Japan)	35	54,622
Outfront Media, Inc.	2,049	40,878
Paramount Group, Inc.	4,684	70,682
Pavilion Real Estate Investment Trust (Malaysia)	57,000	22,042
Pebblebrook Hotel Trust	28,434	1,034,145
Piedmont Office Realty Trust, Inc. (Class A Stock)	5,152	97,527
PLA Administradora Industrial S de RL de CV (Mexico)*	42,300	64,962
PotlatchDeltic Corp.	1,120	45,864
Premier Investment Corp. (Japan)	470	493,822
Prologis Property Mexico SA de CV (Mexico)	19,100	38,672
Prologis, Inc.	62,057	4,206,844
Propertylink Group (Australia)	1,607,185	1,295,616

A664

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage	6,401	$1,290,633
Rayonier, Inc.	1,771	59,878
Realty Income Corp.	2,953	167,996
Rebosis Property Fund Ltd. (South Africa)	42,558	19,603
Redefine Properties Ltd. (South Africa)	244,236	172,970
Regal Real Estate Investment Trust (Hong Kong)	53,000	15,095
Reit 1 Ltd. (Israel)	39,729	162,941
Resilient REIT Ltd. (South Africa)	26,772	110,145
Retail Properties of America, Inc. (Class A Stock)	5,295	64,546
Rexford Industrial Realty, Inc.	4,484	143,309
RioCan Real Estate Investment Trust (Canada)	4,100	78,340
RLJ Lodging Trust	89,014	1,960,978
Ryman Hospitality Properties, Inc.	10,196	878,589
SA Corporate Real Estate Ltd. (South Africa)	201,020	58,685
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	27,028
Sabra Health Care REIT, Inc.	4,130	95,486
Safestore Holdings PLC (United Kingdom)	55,998	381,185
Samui Airport Property Fund Leasehold (Thailand), UTS	27,900	21,207
Scentre Group (Australia)	270,554	777,214
Schroder Real Estate Investment Trust Ltd. (Guernsey)	22,832	17,901
Sekisui House REIT, Inc. (Japan)	62	39,231
Select Income REIT	3,406	74,728
Senior Housing Properties Trust	4,575	80,337
Seritage Growth Properties (Class A Stock)(a)	776	36,852
Shopping Centres Australasia Property Group (Australia)	237,156	411,130
Simon Property Group, Inc.	31,438	5,556,666
SL Green Realty Corp.	453	44,181
SmartCentres Real Estate Investment Trust (Canada)	4,500	106,294
Stockland (Australia)	41,157	123,727
Sun Communities, Inc.	15,843	1,608,698
Suntec Real Estate Investment Trust (Singapore)	145,300	205,387
Sunway Real Estate Investment Trust (Malaysia)	100,100	40,900
Tanger Factory Outlet Centers, Inc.(a)	3,896	89,140
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand), UTS	76,700	47,657
Tokyu REIT, Inc. (Japan)	27	37,270
Tritax Big Box REIT PLC (United Kingdom)	949,007	1,824,583
UDR, Inc.	1,787	72,248
Unibail-Rodamco-Westfield (France)*	12,700	129,469
Unibail-Rodamco-Westfield (France)	1,995	401,532
UNITE Group PLC (The) (United Kingdom)	148,647	1,726,887
United Urban Investment Corp. (Japan)	39	61,256
Urban Edge Properties	3,173	70,060
Vastned Retail NV (Netherlands)	8,289	315,325
Ventas, Inc.	53,513	2,910,037
VEREIT, Inc.	16,376	118,890
Vicinity Centres (Australia)	74,831	142,117

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Vornado Realty Trust	21,467	$1,567,091
Vukile Property Fund Ltd. (South Africa)	32,408	46,384
Warehouses De Pauw (Belgium)	461	60,658
Washington Real Estate Investment Trust	686	21,026
Welltower, Inc.	3,714	238,884
Workspace Group PLC (United Kingdom)	889	11,404
WP Carey, Inc.	260	16,721
Xenia Hotels & Resorts, Inc.	3,517	83,353
Yuexiu Real Estate Investment Trust (Hong Kong)	329,000	215,637

		116,167,194

Food & Staples Retailing — 0.9%
Aeon Co. Ltd. (Japan)	13,000	313,027
Ain Holdings, Inc. (Japan)	700	56,471
Al Meera Consumer Goods Co. QSC (Qatar)	447	18,491
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	7,200	360,153
Andersons, Inc. (The)	1,198	45,105
Arcs Co. Ltd. (Japan)	4,700	127,353
Axfood AB (Sweden)	2,504	46,847
Axial Retailing, Inc. (Japan)	2,000	71,467
Berli Jucker PCL (Thailand)	70,400	129,483
Bid Corp. Ltd. (South Africa)	12,202	254,345
BIM Birlesik Magazalar A/S (Turkey)	2,919	39,336
Casey’s General Stores, Inc.	735	94,896
Cawachi Ltd. (Japan)	6,300	128,041
Clicks Group Ltd. (South Africa)	3,666	45,405
cocokara fine, Inc. (Japan)	1,600	102,644
Colruyt SA (Belgium)	481	27,113
Cosco Capital, Inc. (Philippines)	343,700	36,940
Cosmos Pharmaceutical Corp. (Japan)	100	22,474
Costco Wholesale Corp.	2,365	555,491
CP ALL PCL (Thailand)	73,300	156,443
Distribuidora Internacional de Alimentacion SA (Spain)	34,717	80,538
E-MART, Inc. (South Korea)	795	148,562
Empire Co. Ltd. (Canada) (Class A Stock)	81,700	1,488,962
FamilyMart UNY Holdings Co. Ltd. (Japan)	1,446	150,518
George Weston Ltd. (Canada)	1,500	113,541
Heiwado Co. Ltd. (Japan)	2,600	69,824
ICA Gruppen AB (Sweden)	2,765	87,673
InRetail Peru Corp. (Peru), 144A*	2,790	72,819
J Sainsbury PLC (United Kingdom)	73,557	308,298
Jeronimo Martins SGPS SA (Portugal)	2,459	36,108
Kato Sangyo Co. Ltd. (Japan)	2,800	94,381
Kesko OYJ (Finland) (Class B Stock)	6,947	376,687
Koninklijke Ahold Delhaize NV (Netherlands)	196,174	4,483,984
Kroger Co. (The)	14,012	407,889
Lawson, Inc. (Japan)	400	24,338
Lenta Ltd. (Russia), GDR*	17,934	63,488
Loblaw Cos. Ltd. (Canada)	3,095	159,009
Magnit PJSC (Russia), GDR	19,065	268,207
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	6,700	274,802
Metcash Ltd. (Australia)	174,711	378,394
Metro, Inc. (Canada)	5,000	155,537
Ministop Co. Ltd. (Japan)	7,300	140,034
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	37,365

A665

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Nihon Chouzai Co. Ltd. (Japan)	7,800	$245,192
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	11,300	19,588
Pick’n Pay Stores Ltd. (South Africa)	7,363	35,758
President Chain Store Corp. (Taiwan)	11,000	129,197
Puregold Price Club, Inc. (Philippines)	45,900	38,233
Raia Drogasil SA (Brazil)	2,100	37,673
Robinsons Retail Holdings, Inc. (Philippines)	23,560	34,768
Seven & i Holdings Co. Ltd. (Japan)	13,400	596,492
Shanghai Bailian Group Co. Ltd. (China) (Class B Stock)	12,900	13,894
Shoprite Holdings Ltd. (South Africa)	9,910	134,335
Shufersal Ltd. (Israel)	39,510	250,735
SPAR Group Ltd. (The) (South Africa)	4,258	55,447
Springland International Holdings Ltd. (China)	258,000	56,260
Sprouts Farmers Market, Inc.*	2,006	54,984
Sugi Holdings Co. Ltd. (Japan)	500	24,529
Sun Art Retail Group Ltd. (Hong Kong)	98,000	127,426
Sundrug Co. Ltd. (Japan)	1,000	35,585
Sysco Corp.	3,167	231,983
Taiwan FamilyMart Co. Ltd. (Taiwan)	1,000	7,015
Taiwan TEA Corp. (Taiwan)*	165,000	84,041
Tesco PLC (United Kingdom)	140,449	439,194
Tsuruha Holdings, Inc. (Japan)	200	24,618
United Natural Foods, Inc.*	1,404	42,050
United Super Markets Holdings, Inc. (Japan)	1,600	19,901
US Foods Holding Corp.*	3,756	115,760
Valor Holdings Co. Ltd. (Japan)	2,500	57,774
Walgreens Boots Alliance, Inc.	15,063	1,098,093
Wal-Mart de Mexico SAB de CV (Mexico)	68,000	206,282
Walmart, Inc.	54,875	5,153,311
Wesfarmers Ltd. (Australia)	117,000	4,211,784
Wm Morrison Supermarkets PLC (United Kingdom)	76,929	259,816
Woolworths Group Ltd. (Australia)	8,825	178,937
X5 Retail Group NV (Russia), GDR	4,559	103,033

		26,176,171

Food Products — 0.8%
AAK AB (Sweden)	5,302	91,912
AGV Products Corp. (Taiwan)*	65,185	16,196
Ajinomoto Co., Inc. (Japan)	11,200	192,139
Archer-Daniels-Midland Co.	10,935	549,702
Asian Citrus Holdings Ltd. (Hong Kong)*^	287,000	4
Associated British Foods PLC (United Kingdom)	4,790	142,838
Astral Foods Ltd. (South Africa)	1,076	18,770
Austevoll Seafood ASA (Norway)	13,315	183,387
AVI Ltd. (South Africa)	5,931	44,703
B&G Foods, Inc.(a)	1,121	30,771
Bakkafrost P/F (Faroe Islands)	2,486	151,171
Barry Callebaut AG (Switzerland)	41	77,381
BrasilAgro - Co. Brasileira de Propriedades Agricolas (Brazil)*	2,900	9,773
BRF SA (Brazil)*	18,000	97,654
Bumitama Agri Ltd. (Indonesia)	71,000	34,826
Bunge Ltd.	3,244	222,895

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Calbee, Inc. (Japan)	1,800	$59,180
Cal-Maine Foods, Inc.	845	40,814
Campbell Soup Co.(a)	2,574	94,286
Century Pacific Food, Inc. (Philippines)	53,650	14,094
Charoen Pokphand Enterprise (Taiwan)	26,480	44,696
Charoen Pokphand Foods PCL (Thailand)	114,600	89,513
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Greenfresh Group Co. Ltd. (China)*	84,000	12,474
China Huishan Dairy Holdings Co. Ltd. (China)*^	209,000	—
China Mengniu Dairy Co. Ltd. (China)*	106,000	352,822
China Modern Dairy Holdings Ltd. (China)*	337,000	46,827
China Shengmu Organic Milk Ltd. (China), 144A*	451,000	22,501
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (CHI-X)	2	163,717
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	12	83,986
Chubu Shiryo Co. Ltd. (Japan)	3,100	42,534
CJ CheilJedang Corp. (South Korea)	382	114,850
Clover Industries Ltd. (South Africa)	1,438	1,533
COFCO Meat Holdings Ltd. (China)*	156,000	22,586
Conagra Brands, Inc.	52,239	1,774,559
CP Pokphand Co. Ltd. (Hong Kong)	666,000	59,578
Cranswick PLC (United Kingdom)	4,582	202,675
Daesang Corp. (South Korea)	2,944	69,687
Dairy Crest Group PLC (United Kingdom)	10,638	63,395
Dali Foods Group Co. Ltd. (China), 144A	75,500	54,626
Danone SA (France)	8,339	645,615
Darling Ingredients, Inc.*	3,193	61,689
Dean Foods Co.	1,536	10,906
Devro PLC (United Kingdom)	9,795	26,307
DyDo Group Holdings, Inc. (Japan)	1,400	70,093
Eagle High Plantations Tbk PT (Indonesia)*	497,800	6,767
Ebro Foods SA (Spain)	3,342	72,961
Feed One Co. Ltd. (Japan)	24,100	44,923
Flowers Foods, Inc.	3,612	67,400
Fresh Del Monte Produce, Inc.	1,392	47,175
Fuji Oil Holdings, Inc. (Japan)	5,000	157,546
General Mills, Inc.	6,182	265,331
Genting Plantations Bhd (Malaysia)	15,000	34,378
GFPT PCL (Thailand)	58,700	26,874
GrainCorp Ltd. (Australia) (Class A Stock)	10,912	62,313
Great Wall Enterprise Co. Ltd. (Taiwan)	73,723	91,155
Gruma SAB de CV (Mexico) (Class B Stock)	4,990	63,438
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	53,400	113,626
Grupo Herdez SAB de CV (Mexico)	7,000	15,691
Grupo Nutresa SA (Colombia)	14,633	119,522
Hain Celestial Group, Inc. (The)*	2,242	60,803
Health & Happiness H&H International Holdings Ltd. (China)*	8,000	47,994
Hershey Co. (The)	229	23,357
Hokuto Corp. (Japan)	2,800	47,818
Hormel Foods Corp.(a)	3,400	133,959
House Foods Group, Inc. (Japan)	700	20,997
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	42,600	25,249

A666

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Indofood Sukses Makmur Tbk PT (Indonesia)	187,700	$74,440
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	8,800	39,617
Inghams Group Ltd. (Australia)	15,170	42,557
Ingredion, Inc.	20,979	2,201,955
IOI Corp. Bhd (Malaysia)	104,900	115,033
J.M. Smucker Co. (The)	2,208	226,563
Japfa Ltd. (Singapore)	36,500	17,498
JBS SA	53,300	123,399
Kagome Co. Ltd. (Japan)	100	2,885
Kellogg Co.	1,796	125,756
Kerry Group PLC (Ireland) (Class A Stock)	4,221	466,355
Kewpie Corp. (Japan)	25,100	580,692
Key Coffee, Inc. (Japan)	8,800	161,609
Khon Kaen Sugar Industry PCL (Thailand)	201,112	21,044
Kikkoman Corp. (Japan)	2,300	136,840
Kraft Heinz Co. (The)	13,715	755,834
Kuala Lumpur Kepong Bhd (Malaysia)	18,100	109,001
Leroy Seafood Group ASA (Norway)	64,569	526,594
Lien Hwa Industrial Corp. (Taiwan)	59,297	68,606
Lotte Confectionery Co. Ltd. (South Korea)	114	18,560
M Dias Branco SA (Brazil)	2,800	27,338
Marfrig Global Foods SA (Brazil)*	3,800	4,959
Marine Harvest ASA (Norway)	6,115	141,426
McCormick & Co., Inc.	1,540	202,895
Megmilk Snow Brand Co. Ltd. (Japan)	2,600	66,729
MEIJI Holdings Co. Ltd. (Japan)	2,300	154,410
Mitsui Sugar Co. Ltd. (Japan)	400	11,460
Miyoshi Oil & Fat Co. Ltd. (Japan)	5,100	59,540
Mondelez International, Inc. (Class A Stock)	22,412	962,820
Namchow Holdings Co. Ltd. (Taiwan)	7,000	11,746
Nestle Malaysia Bhd (Malaysia)	600	21,230
Nestle SA (Switzerland)	42,039	3,501,812
NH Foods Ltd. (Japan)	4,200	154,952
Nichirei Corp. (Japan)	4,100	108,524
Nippon Indosari Corpindo Tbk PT (Indonesia)	33,000	2,437
Nisshin Seifun Group, Inc. (Japan)	4,920	107,790
Nissin Foods Holdings Co. Ltd. (Japan)	900	61,857
Nomad Foods Ltd. (United Kingdom)*	4,105	83,167
NongShim Co. Ltd. (South Korea)	362	79,421
Oceana Group Ltd. (South Africa)	253	1,471
Orion Corp. (South Korea)	789	75,066
Orion Holdings Corp. (South Korea)	2,617	44,448
Orkla ASA (Norway)	7,023	59,227
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	197,300	16,906
Pinnacle Foods, Inc.	1,141	73,948
Pioneer Foods Group Ltd. (South Africa)	5,858	38,070
Post Holdings, Inc.*	1,248	122,354
PPB Group Bhd (Malaysia)	39,340	159,445
PureCircle Ltd. (Malaysia)*	4,315	21,246
QL Resources Bhd (Malaysia)	32,370	53,448
Rock Field Co. Ltd. (Japan)	4,600	76,083
Ros Agro PLC (Russia), GDR	3,071	31,693
Salim Ivomas Pratama Tbk PT (Indonesia)	352,800	11,618
Salmar ASA (Norway)	5,173	257,297
Sanderson Farms, Inc.	571	59,024

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Sao Martinho SA (Brazil)	6,600	$30,005
Saputo, Inc. (Canada)	3,200	95,184
Sawit Sumbermas Sarana Tbk PT (Indonesia)	64,400	5,580
SLC Agricola SA (Brazil)*	2,100	31,595
Standard Foods Corp. (Taiwan)	15,850	26,348
Suedzucker AG (Germany)	3,112	41,388
Taisun Enterprise Co. Ltd. (Taiwan)	31,000	18,969
Taiyen Biotech Co. Ltd. (Taiwan)	20,000	20,340
Tate & Lyle PLC (United Kingdom)	30,884	274,819
Tehmag Foods Corp. (Taiwan)	2,200	15,096
Tenwow International Holdings Ltd. (China)^	119,000	5,798
Thai Union Group PCL (Thailand) (Class F Stock)	172,200	95,270
Thai Vegetable Oil PCL (Thailand)	32,800	29,453
Thai Wah PCL (Thailand) (Class F Stock)	59,800	16,268
Tiger Brands Ltd. (South Africa)	5,902	110,497
Tingyi Cayman Islands Holding Corp. (China)	56,000	103,032
Tongaat Hulett Ltd. (South Africa)	8,260	43,277
Toyo Suisan Kaisha Ltd. (Japan)	1,600	61,976
TreeHouse Foods, Inc.*	1,406	67,277
Ttet Union Corp. (Taiwan)	5,000	16,278
Tyson Foods, Inc. (Class A Stock)	8,010	476,835
Ulker Biskuvi Sanayi A/S (Turkey)*	4,389	12,318
Uni-President China Holdings Ltd. (China)	100,000	106,746
Uni-President Enterprises Corp. (Taiwan)	185,708	484,807
Universal Robina Corp. (Philippines)	30,600	81,802
Vilmorin & Cie SA (France)	904	63,009
Viscofan SA (Spain)	658	47,928
Want Want China Holdings Ltd. (China)	239,000	201,003
Warabeya Nichiyo Holdings Co. Ltd. (Japan)	2,000	35,317
Wei Chuan Foods Corp. (Taiwan)*	27,000	19,805
WH Group Ltd. (Hong Kong), 144A	825,000	580,294
Wilmar International Ltd. (Singapore)	118,700	279,540
Yakult Honsha Co. Ltd. (Japan)	1,300	106,454
Yamazaki Baking Co. Ltd. (Japan)	3,200	64,054
Yashili International Holdings Ltd. (China)*	109,000	20,448
Yihai International Holding Ltd. (China)	16,000	36,443
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	26,000	15,590

		24,080,480

Gas Utilities — 0.2%
APA Group (Australia)	14,588	105,121
Ascopiave SpA (Italy)	63,388	223,501
Atmos Energy Corp.	604	56,722
Beijing Enterprises Holdings Ltd. (China)	55,500	311,077
China Gas Holdings Ltd. (Hong Kong)	79,400	224,825
China Oil & Gas Group Ltd. (China)	458,000	33,146
China Resources Gas Group Ltd. (China)	42,000	170,910
ENN Energy Holdings Ltd. (China)	20,000	173,403
Gas Malaysia Bhd (Malaysia)	11,900	8,303
Hong Kong & China Gas Co. Ltd. (Hong Kong)	100,189	198,596
Infraestructura Energetica Nova SAB de CV (Mexico)	12,800	63,610
Italgas SpA (Italy)	12,078	65,461

A667

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
Korea Gas Corp. (South Korea)*	2,219	$121,543
National Fuel Gas Co.	637	35,710
Naturgy Energy Group SA (Spain)	4,273	116,493
New Jersey Resources Corp.	1,663	76,664
Northwest Natural Gas Co.*	1,611	107,776
ONE Gas, Inc.	1,092	89,850
Osaka Gas Co. Ltd. (Japan)	9,000	175,680
Petronas Gas Bhd (Malaysia)	14,000	63,908
Rubis SCA (France)	1,545	83,744
Samchully Co. Ltd. (South Korea)	728	68,300
Shizuoka Gas Co. Ltd. (Japan)	5,300	46,890
Southwest Gas Holdings, Inc.	518	40,938
Spire, Inc.	783	57,590
Superior Plus Corp. (Canada)	174,800	1,715,994
Toho Gas Co. Ltd. (Japan)	1,600	60,917
Tokyo Gas Co. Ltd. (Japan)	8,400	206,691
Towngas China Co. Ltd. (China)*	666,000	582,424
UGI Corp.	6,630	367,832

		5,653,619

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	9,603	704,476
ABIOMED, Inc.*	1,399	629,200
Ansell Ltd. (Australia)	8,035	146,493
Arjo AB (Sweden) (Class B Stock)	41,727	140,990
Baxter International, Inc.	2,408	185,633
Becton, Dickinson & Co.	1,247	325,467
Bioteque Corp. (Taiwan)	1,000	3,187
Boston Scientific Corp.*	8,031	309,194
Cochlear Ltd. (Australia)	361	52,349
Coloplast A/S (Denmark) (Class B Stock)	855	87,317
Cooper Cos., Inc. (The)	490	135,804
Danaher Corp.	4,396	477,669
DENTSPLY SIRONA, Inc.	2,825	106,616
DiaSorin SpA (Italy)	6,543	688,646
Edwards Lifesciences Corp.*	912	158,779
Elekta AB (Sweden) (Class B Stock)	25,135	337,486
Essilor International Cie Generale d’Optique SA (France)	1,843	272,461
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,441	64,062
Fukuda Denshi Co. Ltd. (Japan)	1,700	110,684
Getinge AB (Sweden) (Class B Stock)	4,775	54,926
Ginko International Co. Ltd. (Taiwan)	3,000	19,749
GN Store Nord A/S (Denmark)	17,241	840,295
Haemonetics Corp.*	745	85,362
Hartalega Holdings Bhd (Malaysia)	6,000	9,605
Hill-Rom Holdings, Inc.	816	77,030
Hogy Medical Co. Ltd. (Japan)	1,800	62,008
Hologic, Inc.*	2,257	92,492
Hoya Corp. (Japan)	3,100	184,261
IDEXX Laboratories, Inc.*	15,323	3,825,540
Integra LifeSciences Holdings Corp.*	766	50,456
Intuitive Surgical, Inc.*	271	155,553
Kossan Rubber Industries (Malaysia)	23,800	24,655
LivaNova PLC*	653	80,952
Masimo Corp.*	339	42,219
Medtronic PLC	64,249	6,320,174
Microlife Corp. (Taiwan)	11,000	30,323

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Microport Scientific Corp. (China)	26,000	$34,344
Nihon Kohden Corp. (Japan)	2,300	72,897
Nipro Corp. (Japan)	6,300	86,166
Olympus Corp. (Japan)	3,900	151,546
Pacific Hospital Supply Co. Ltd. (Taiwan)	1,000	2,302
Paramount Bed Holdings Co. Ltd. (Japan)	800	39,436
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)^	6,000	—
PW Medtech Group Ltd. (China)*	108,000	22,165
ResMed, Inc.	715	82,468
SeaSpine Holdings Corp.*	239	3,719
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	116,000	114,520
Smith & Nephew PLC (United Kingdom)	65,128	1,187,869
Sonova Holding AG (Switzerland)	7,430	1,469,429
St. Shine Optical Co. Ltd. (Taiwan)	2,000	43,967
STERIS PLC	1,199	137,166
Stryker Corp.	1,690	300,279
Supermax Corp. Bhd (Malaysia)	31,400	24,573
Sysmex Corp. (Japan)	800	68,879
TaiDoc Technology Corp. (Taiwan)	1,153	5,302
Teleflex, Inc.	639	170,032
Terumo Corp. (Japan)	3,200	189,540
Top Glove Corp. Bhd (Malaysia)	13,500	34,792
Varian Medical Systems, Inc.*	668	74,769
West Pharmaceutical Services, Inc.	573	70,748
William Demant Holding A/S (Denmark)*	1,446	54,281
Zimmer Biomet Holdings, Inc.	2,349	308,823

		21,642,125

Health Care Providers & Services — 0.5%
Aetna, Inc.	2,382	483,189
Alfresa Holdings Corp. (Japan)	5,300	141,789
Alliar Medicos A Frente SA (Brazil)*	3,200	9,271
AmerisourceBergen Corp.	1,622	149,581
Anthem, Inc.	2,279	624,560
Bangkok Chain Hospital PCL (Thailand)	62,400	40,143
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	85,600	67,525
BML, Inc. (Japan)	2,100	63,934
Bumrungrad Hospital PCL (Thailand)	6,700	38,518
Cardinal Health, Inc.	3,965	214,109
Centene Corp.*	1,415	204,864
Chartwell Retirement Residences (Canada), UTS	107,199	1,215,030
CHC Healthcare Group (Taiwan)	11,000	13,143
Chemed Corp.	270	86,287
China National Accord Medicines Corp. Ltd. (China) (Class B Stock)	13,200	48,898
China NT Pharma Group Co. Ltd. (Hong Kong)	66,000	12,437
China Resources Phoenix Healthcare Holdings Co. Ltd. (China)	23,500	21,398
Chularat Hospital PCL (Thailand) (Class F Stock)	237,900	20,892
Cigna Corp.	2,498	520,209
CVS Health Corp.	13,186	1,038,002
DaVita, Inc.*	2,101	150,495
Encompass Health Corp.	1,002	78,106

A668

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Envision Healthcare Corp.*	2,458	$112,404
Excelsior Medical Co. Ltd. (Taiwan)	11,000	16,975
Express Scripts Holding Co.*	7,734	734,807
Fleury SA (Brazil)*	2,400	12,753
Fresenius Medical Care AG & Co. KGaA (Germany)	2,026	207,751
Fresenius SE & Co. KGaA (Germany)	4,358	319,378
Genertec Universal Medical Group Co. Ltd. (China), 144A	80,500	61,821
Golden Meditech Holdings Ltd. (Hong Kong)	328,686	35,565
Harmonicare Medical Holdings Ltd. (China), 144A*	20,000	5,814
Henry Schein, Inc.*	1,443	122,698
Humana, Inc.	939	317,870
IHH Healthcare Bhd (Malaysia)	87,300	109,818
iKang Healthcare Group, Inc. (China), ADR*(a)	1,000	18,099
KPJ Healthcare Bhd (Malaysia)	55,000	14,383
Laboratory Corp. of America Holdings*	1,020	177,154
Life Healthcare Group Holdings Ltd. (South Africa)	31,671	54,930
LifePoint Health, Inc.*	1,128	72,643
Magellan Health, Inc.*	1,044	75,220
McKesson Corp.	2,670	354,176
Mediclinic International PLC (South Africa)	18,809	105,693
Medipal Holdings Corp. (Japan)	6,700	139,762
MEDNAX, Inc.*	2,061	96,166
Mitra Keluarga Karyasehat Tbk PT (Indonesia)*	40,400	4,734
Molina Healthcare, Inc.*	334	49,666
Netcare Ltd. (South Africa)	39,677	67,691
NichiiGakkan Co. Ltd. (Japan)	3,800	32,153
Odontoprev SA (Brazil)	3,500	11,093
Orpea (France)	1,064	137,603
Owens & Minor, Inc.	446	7,368
Patterson Cos., Inc.	903	22,078
Primary Health Care Ltd. (Australia)	25,272	55,467
Qualicorp Consultoria e Corretora de Seguros SA (Brazil)	6,000	24,098
Quest Diagnostics, Inc.	970	104,673
Ramsay Health Care Ltd. (Australia)	1,514	60,083
Rhoen-Klinikum AG (Germany)	1,649	42,309
Ryman Healthcare Ltd. (New Zealand)	12,902	119,810
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	51,800	129,587
Ship Healthcare Holdings, Inc. (Japan)	1,400	54,156
Sienna Senior Living, Inc. (Canada)	8,400	111,337
Sigma Healthcare Ltd. (Australia)	31,339	14,293
Siloam International Hospitals Tbk PT (Indonesia)*	6,200	1,217
Sinopharm Group Co. Ltd. (China) (Class H Stock)	122,000	596,957
Sonic Healthcare Ltd. (Australia)	5,279	94,996
Suzuken Co. Ltd. (Japan)	2,750	130,339
Thai Nakarin Hospital PCL (Thailand)	16,900	21,436
Toho Holdings Co. Ltd. (Japan)	3,000	79,631
UnitedHealth Group, Inc.	5,688	1,513,236
Universal Health Services, Inc. (Class B Stock)	1,157	147,911

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Vibhavadi Medical Center PCL (Thailand)	236,500	$18,743
WellCare Health Plans, Inc.*	11,912	3,817,677

		15,878,602

Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	3,375	48,094
Cerner Corp.*	1,779	114,585
EMIS Group PLC (United Kingdom)	3,380	44,575
HMS Holdings Corp.*	1,582	51,905
NextGen Healthcare, Inc.*	803	16,124

		275,283

Hotels, Restaurants & Leisure — 0.5%
500.com Ltd. (China), ADR*	1,200	13,271
Aeon Fantasy Co. Ltd. (Japan)	1,800	66,984
Ajisen China Holdings Ltd. (Hong Kong)	91,000	37,314
AmRest Holdings SE (Poland)*	325	39,581
Aramark	2,781	119,639
Aristocrat Leisure Ltd. (Australia)	5,921	121,666
Autogrill SpA (Italy)	6,828	69,958
Berjaya Sports Toto Bhd (Malaysia)	36,477	20,891
Betsson AB (Sweden)	25,126	193,063
BJ’s Restaurants, Inc.	851	61,442
Bloomin’ Brands, Inc.	2,568	50,821
Carnival Corp.(a)	71,068	4,532,006
Carnival PLC, ADR(a)	8,457	533,468
Central Plaza Hotel PCL (Thailand)	19,200	24,796
Cheesecake Factory, Inc. (The)(a)	790	42,297
China Travel International Investment Hong Kong Ltd. (China)	218,000	70,120
Chipotle Mexican Grill, Inc.*	161	73,178
Compass Group PLC (United Kingdom)	17,979	399,413
Cracker Barrel Old Country Store, Inc.	362	53,261
Crown Resorts Ltd. (Australia)	94,987	938,821
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	1,500	15,934
Darden Restaurants, Inc.	4,446	494,351
Doutor Nichires Holdings Co. Ltd. (Japan)	3,800	70,580
DXB Entertainments PJSC (United Arab Emirates)*	549,220	52,336
Eldorado Resorts, Inc.*	653	31,736
Erawan Group PCL (The) (Thailand)	139,100	34,826
Famous Brands Ltd. (South Africa)*	827	5,758
Formosa International Hotels Corp. (Taiwan) .	4,000	17,753
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	121,000	766,633
Gourmet Master Co. Ltd. (Taiwan)	3,825	32,834
Greene King PLC (United Kingdom)	16,589	106,075
Greggs PLC (United Kingdom)	5,128	70,516
Haichang Ocean Park Holdings Ltd. (China), 144A*	124,000	26,552
Hilton Grand Vacations, Inc.*	2,798	92,614
Hilton Worldwide Holdings, Inc.	1,966	158,813
HIS Co. Ltd. (Japan)	2,000	66,797
Holiday Entertainment Co. Ltd. (Taiwan)	6,000	11,480
Hoteles City Express SAB de CV (Mexico)* .	24,000	29,727
Huangshan Tourism Development Co. Ltd. (China) (Class B Stock)	11,800	14,526

A669

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Huayi Tencent Entertainment Co. Ltd. (Hong Kong)*	150,000	$5,649
Huazhu Group Ltd. (China), ADR	2,400	77,519
Imperial Pacific International Holdings Ltd. (Hong Kong)*	4,400,000	36,415
International Game Technology PLC	3,475	68,631
International Meal Co. Alimentacao SA (Brazil)*	6,100	9,531
Jollibee Foods Corp. (Philippines)	7,270	34,601
Kangwon Land, Inc. (South Korea)	2,772	71,712
Kappa Create Co. Ltd. (Japan)	4,600	54,910
Kura Corp. (Japan)	1,100	71,476
Lion Travel Service Co. Ltd. (Taiwan)	1,000	2,939
Magnum Bhd (Malaysia)	71,900	33,367
Marriott International, Inc. (Class A Stock)	1,952	257,723
Matsuyafoods Holdings Co. Ltd. (Japan)	3,900	124,362
Melco International Development Ltd. (Hong Kong)	26,000	51,954
Melia Hotels International SA (Spain)	9,137	102,281
Minor International PCL (Thailand)	78,750	99,837
MK Restaurants Group PCL (Thailand)	8,500	19,058
NET Holding A/S (Turkey)*	2,649	919
Norwegian Cruise Line Holdings Ltd.*	4,223	242,527
OPAP SA (Greece)	9,675	101,288
Oriental Land Co. Ltd. (Japan)	1,200	125,499
Plenus Co. Ltd. (Japan)	1,600	26,071
Rank Group PLC (United Kingdom)	21,437	47,638
Resorttrust, Inc. (Japan)	4,200	69,218
Restaurant Brands International, Inc. (Canada)	3,000	177,633
Round One Corp. (Japan)	25,600	339,230
Saizeriya Co. Ltd. (Japan)	3,300	64,419
Shanghai Jinjiang International Hotels Development Co. Ltd. (China) (Class B Stock)	8,800	19,655
Shanghai Jinjiang International Travel Co. Ltd. (China) (Class B Stock)	6,500	13,551
Sodexo SA (France)	1,580	167,237
SSP Group PLC (United Kingdom)	28,600	270,254
Star Entertainment Group Ltd. (The) (Australia)	26,562	99,649
Starbucks Corp.	8,988	510,878
Stars Group, Inc. (The) (Canada)*	3,400	84,444
Tabcorp Holdings Ltd. (Australia)	23,218	81,735
Texas Roadhouse, Inc.	1,296	89,800
Tokyo Dome Corp. (Japan)	17,200	150,540
Tokyotokeiba Co. Ltd. (Japan)	1,100	42,355
Travellers International Hotel Group, Inc. (Philippines)*	131,000	12,611
Tsogo Sun Holdings Ltd. (South Africa)	22,782	32,921
Tuniu Corp. (China), ADR*(a)	3,400	24,412
WATAMI Co. Ltd. (Japan)(a)	5,300	60,589
Wendy’s Co. (The)	3,836	65,749
William Hill PLC (United Kingdom)	35,175	115,707
Wowprime Corp. (Taiwan)	2,030	5,474
Wyndham Destinations, Inc.	1,773	76,877
Wyndham Hotels & Resorts, Inc.	1,295	71,963
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China), 144A	16,000	23,967

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum China Holdings, Inc. (China)	12,000	$421,320
Zensho Holdings Co. Ltd. (Japan)	3,000	59,171

		14,379,097

Household Durables — 0.5%
Ability Enterprise Co. Ltd. (Taiwan)	58,994	27,233
AmTRAN Technology Co. Ltd. (Taiwan)*	127,000	55,964
Arcelik A/S (Turkey)	25,499	58,472
Basso Industry Corp. (Taiwan)	8,600	15,183
Bellway PLC (United Kingdom)	14,267	560,240
Bovis Homes Group PLC (United Kingdom)	2,153	30,122
Consorcio ARA SAB de CV (Mexico)	65,300	23,797
Construtora Tenda SA (Brazil)*	1,787	11,673
Coway Co. Ltd. (South Korea)	1,108	86,650
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	10,700	28,614
D.R. Horton, Inc.	91,653	3,865,923
De’ Longhi SpA (Italy)	1,932	60,586
Direcional Engenharia SA (Brazil)*	6,900	11,652
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	30,127
Electrolux AB (Sweden) (Class B Stock)	5,064	111,505
Even Construtora e Incorporadora SA (Brazil)*	19,100	14,425
Ez Tec Empreendimentos e Participacoes SA (Brazil)*	3,702	15,400
Funai Electric Co. Ltd. (Japan)*	5,600	32,425
Garmin Ltd.	1,273	89,174
Haier Electronics Group Co. Ltd. (Hong Kong)*	64,000	173,339
Helen of Troy Ltd.*	832	108,909
Husqvarna AB (Sweden) (Class B Stock)	11,478	97,613
Iida Group Holdings Co. Ltd. (Japan)	8,300	147,437
JVC Kenwood Corp. (Japan)	65,400	183,523
Kasen International Holdings Ltd. (China)	205,000	89,055
Kaufman & Broad SA (France)	2,054	96,387
Kinpo Electronics (Taiwan)	219,000	77,261
Konka Group Co. Ltd. (China) (Class B Stock)	46,200	16,299
Leggett & Platt, Inc.	1,420	62,182
LG Electronics, Inc. (South Korea)	4,511	288,935
Metall Zug AG (Switzerland) (Class B Stock)	34	111,866
Mohawk Industries, Inc.*	885	155,185
MRV Engenharia e Participacoes SA (Brazil)	14,300	43,234
Newell Brands, Inc.	12,231	248,289
Nikon Corp. (Japan)	9,700	182,170
NVR, Inc.*	69	170,485
Panasonic Corp. (Japan)	365,900	4,245,540
Pepkor Holdings Ltd. (South Africa), 144A*	91,805	103,353
PulteGroup, Inc.	27,528	681,869
Redrow PLC (United Kingdom)	40,845	311,048
Rinnai Corp. (Japan)	700	53,275
Sampo Corp. (Taiwan)	114,000	50,407
Sangetsu Corp. (Japan)	3,300	64,710
SEB SA (France)	569	96,766
Sekisui Chemical Co. Ltd. (Japan)	9,800	180,580
Sekisui House Ltd. (Japan)	21,300	324,236

A670

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)*	20,522	$9,698
Skyworth Digital Holdings Ltd. (Hong Kong)	354,000	100,117
Sumitomo Forestry Co. Ltd. (Japan)	7,900	137,021
Taiwan Sakura Corp. (Taiwan)	15,800	19,661
Tamron Co. Ltd. (Japan)	8,200	174,600
TCL Electronics Holdings Ltd. (China)	47,000	22,326
Token Corp. (Japan)	540	35,344
TomTom NV (Netherlands)*	12,352	101,031
Wuxi Little Swan Co. Ltd. (China) (Class B Stock)^	15,900	73,948
Zeng Hsing Industrial Co. Ltd. (Taiwan)	3,000	13,953

		14,180,817

Household Products — 0.1%
Church & Dwight Co., Inc.	3,034	180,129
Clorox Co. (The)	479	72,046
Earth Corp. (Japan)	1,200	57,655
Essity AB (Sweden) (Class B Stock)	8,158	204,955
Henkel AG & Co. KGaA (Germany)	1,440	152,818
Kimberly-Clark Corp.	750	85,229
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	19,300	34,240
NVC Lighting Holding Ltd. (China)	523,000	37,882
Pigeon Corp. (Japan)	800	45,088
Procter & Gamble Co. (The)	25,583	2,129,273
PZ Cussons PLC (United Kingdom)	13,379	40,669
Reckitt Benckiser Group PLC (United Kingdom)	5,730	523,277
Spectrum Brands Holdings, Inc.(a)	1,257	93,923
Unicharm Corp. (Japan)	500	16,553
Unilever Indonesia Tbk PT (Indonesia)	1,600	5,046
Vinda International Holdings Ltd. (Hong Kong)	16,000	27,464

		3,706,247

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	81,000	50,213
AES Corp.	10,723	150,121
AES Gener SA (Chile)	208,376	60,175
AES Tiete Energia SA (Brazil), UTS	3,400	8,040
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	288,000	58,098
CGN Power Co. Ltd. (China) (Class H Stock), 144A	1,896,000	450,491
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	542,000	78,078
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	618,000	520,476
China Power International Development Ltd. (China)	717,000	159,405
China Resources Power Holdings Co. Ltd. (China)	210,000	371,444
Cikarang Listrindo Tbk PT (Indonesia), 144A	41,900	2,672
CK Power PCL (Thailand)	217,800	36,031
Colbun SA (Chile)	574,591	124,031
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	244,000	61,651

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Drax Group PLC (United Kingdom)	36,091	$182,359
Electric Power Development Co. Ltd. (Japan)	6,500	179,706
Electricity Generating PCL (Thailand)	22,000	160,062
Eneva SA (Brazil)*	9,600	31,544
Engie Brasil Energia SA (Brazil)	3,700	32,570
ERG SpA (Italy)	3,236	65,792
Glow Energy PCL (Thailand)	23,500	63,945
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	74,220	27,098
Huadian Energy Co. Ltd. (China) (Class B Stock)*	97,400	29,671
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	250,000	50,440
Huadian Power International Corp. Ltd. (China) (Class H Stock)	152,000	59,451
Huaneng Power International, Inc. (China) (Class H Stock)	344,000	226,155
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	946,000	281,619
NRG Energy, Inc.	3,456	129,254
OGK-2 PJSC (Russia)	4,416,000	26,132
Ratchaburi Electricity Generating Holding PCL (Thailand)	43,200	69,103
Shanghai Lingyun Industries Development Co. Ltd. (China) (Class B Stock)*	7,000	4,758
SPCG PCL (Thailand)	48,000	31,490
Taiwan Cogeneration Corp. (Taiwan)	31,000	27,240
Uniper SE (Germany)	6,594	202,335
Unipro PJSC (Russia)	659,000	27,150
Vistra Energy Corp.*	4,578	113,901

		4,152,701

Industrial Conglomerates — 0.5%
3M Co.	4,153	875,079
Aboitiz Equity Ventures, Inc. (Philippines)	88,020	79,821
Alarko Holding A/S (Turkey)	1	—
Allied Electronics Corp. Ltd. (South Africa) (Class A Stock)*	8,842	10,233
Bera Holding A/S (Turkey)*	8,486	2,547
Bidvest Group Ltd. (The) (South Africa)	8,765	114,686
Carlisle Cos., Inc.	1,184	144,211
Chongqing Machinery & Electric Co. Ltd. (China) (Class H Stock)	266,000	19,706
CITIC Ltd. (China)	995,000	1,478,255
CJ Corp. (South Korea)	1,045	127,116
CK Hutchison Holdings Ltd. (Hong Kong)	88,000	1,014,226
DMCI Holdings, Inc. (Philippines)	211,650	44,626
Dogan Sirketler Grubu Holding A/S (Turkey)*	115,851	20,737
Dubai Investments PJSC (United Arab Emirates)	297,608	152,216
Enka Insaat ve Sanayi A/S (Turkey)	29,947	25,906
Far Eastern New Century Corp. (Taiwan)	292,680	342,719
General Electric Co.	213,651	2,412,120
Grupo KUO SAB De CV (Mexico) (Class B Stock)	6,700	16,920
HAP Seng Consolidated Bhd (Malaysia)	16,500	39,406
Honeywell International, Inc.	6,093	1,013,875

A671

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Hong Leong Industries Bhd (Malaysia)	6,500	$16,708
Hosken Consolidated Investments Ltd. (South Africa)	2,305	20,896
Italmobiliare SpA (Italy)	1,700	40,975
Jardine Matheson Holdings Ltd. (Hong Kong)	4,818	302,389
Jardine Strategic Holdings Ltd. (Hong Kong)	4,932	179,342
KAP Industrial Holdings Ltd. (South Africa)	63,967	34,919
KOC Holding A/S (Turkey)	18,007	50,804
LG Corp. (South Korea)	6,196	405,079
Lotte Corp. (South Korea)*	3,056	157,228
LT Group, Inc. (Philippines)	172,400	45,985
Mytilineos Holdings SA (Greece)	9,180	91,173
Nolato AB (Sweden) (Class B Stock)	3,151	193,931
NWS Holdings Ltd. (Hong Kong)	75,000	148,506
Reunert Ltd. (South Africa)	3,396	18,253
Rheinmetall AG (Germany)	4,795	500,595
Roper Technologies, Inc.	946	280,215
San Miguel Corp. (Philippines)	31,110	97,631
Seibu Holdings, Inc. (Japan)	7,500	134,773
Shanghai Industrial Holdings Ltd. (China)	62,000	137,396
Siemens AG (Germany)	14,823	1,895,330
SK Holdings Co. Ltd. (South Korea)	915	236,370
SM Investments Corp. (Philippines)	10,590	177,205
Smiths Group PLC (United Kingdom)	6,409	124,767
Toshiba Corp. (Japan)*	8,300	240,209

		13,465,084

Insurance — 1.9%
Admiral Group PLC (United Kingdom)	4,300	116,555
Aflac, Inc.	13,570	638,740
AIA Group Ltd. (Hong Kong)	407,200	3,643,962
Alleghany Corp.	486	317,130
Allianz SE (Germany)	9,816	2,184,191
Allstate Corp. (The)	45,572	4,497,956
American Financial Group, Inc.	2,020	224,159
American International Group, Inc.	25,309	1,347,451
AmTrust Financial Services, Inc.*(a)	3,148	45,709
Aon PLC	2,067	317,863
Arch Capital Group Ltd.*	39,981	1,191,833
Argo Group International Holdings Ltd.	1,990	125,470
Arthur J Gallagher & Co.	1,188	88,435
Aspen Insurance Holdings Ltd. (Bermuda)	2,098	87,696
ASR Nederland NV (Netherlands)	13,108	623,990
Assicurazioni Generali SpA (Italy)	32,826	565,496
Assurant, Inc.	1,387	149,727
Assured Guaranty Ltd.	77,787	3,284,945
Athene Holding Ltd. (Class A Stock)*	3,682	190,212
Axis Capital Holdings Ltd.	2,953	170,418
Baloise Holding AG (Switzerland)	2,723	414,131
BB Seguridade Participacoes SA (Brazil)	13,000	77,384
Beazley PLC (United Kingdom)	19,299	143,635
Brighthouse Financial, Inc.*	3,578	158,291
Brown & Brown, Inc.	4,604	136,140
Cathay Financial Holding Co. Ltd. (Taiwan)	671,000	1,153,801
China Life Insurance Co. Ltd. (Taiwan)	191,796	192,904
China Life Insurance Co. Ltd. (China) (Class H Stock)	373,000	845,098

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
China Reinsurance Group Corp. (China)
(Class H Stock)	1,404,000	$277,982
Chubb Ltd.	8,207	1,096,783
Cincinnati Financial Corp.	1,560	119,824
Coface SA (France)*	20,444	194,160
Dai-ichi Life Holdings, Inc. (Japan)	44,500	924,545
DB Insurance Co. Ltd. (South Korea)	2,590	169,816
Dhipaya Insurance PCL (Thailand)	16,000	12,177
Everest Re Group Ltd.	982	224,358
Fairfax Financial Holdings Ltd. (Canada)	600	325,974
Fidelity National Financial, Inc.	5,514	216,976
First American Financial Corp.	4,511	232,722
Gjensidige Forsikring ASA (Norway)	3,180	53,488
Great-West Lifeco, Inc. (Canada)	5,800	140,729
Grupo Catalana Occidente SA (Spain)	2,562	111,496
Hannover Rueck SE (Germany)	1,601	225,689
Hanover Insurance Group, Inc. (The)	1,476	182,094
Hanwha Life Insurance Co. Ltd. (South Korea)	37,748	179,692
Harel Insurance Investments & Financial Services Ltd. (Israel)	10,308	79,632
Hartford Financial Services Group, Inc. (The)	7,992	399,280
Hiscox Ltd. (United Kingdom)	10,993	235,622
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	3,798	143,422
Insurance Australia Group Ltd. (Australia)	467,068	2,468,939
Intact Financial Corp. (Canada)	1,900	157,984
Japan Post Holdings Co. Ltd. (Japan)	72,300	860,210
Kemper Corp.	1,750	140,788
Korean Reinsurance Co. (South Korea)	9,661	91,063
Lancashire Holdings Ltd. (United Kingdom)	12,114	95,997
Liberty Holdings Ltd. (South Africa)	6,610	52,576
Loews Corp.	7,954	399,529
Manulife Financial Corp. (Canada)	36,400	650,699
Markel Corp.*	282	335,154
Marsh & McLennan Cos., Inc.	3,156	261,064
Mercuries & Associates Holding Ltd. (Taiwan)	51,365	40,138
Mercuries Life Insurance Co. Ltd. (Taiwan)*	139,372	72,381
Mercury General Corp.	1,354	67,917
MS&AD Insurance Group Holdings, Inc. (Japan)	17,200	573,049
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	4,324	957,247
NN Group NV (Netherlands)	12,204	543,768
Old Mutual Ltd. (South Africa)	201,988	426,866
Old Republic International Corp.	5,655	126,559
Panin Financial Tbk PT (Indonesia)*	1,534,700	25,785
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	1,406,000	1,658,644
Porto Seguro SA (Brazil)	4,100	60,385
Poste Italiane SpA (Italy), 144A	15,203	121,204
Power Corp. of Canada (Canada)	9,300	202,035
Power Financial Corp. (Canada)	4,800	109,962
Powszechny Zaklad Ubezpieczen SA (Poland)	24,530	263,774
Primerica, Inc.	829	99,936
ProAssurance Corp.	1,397	65,589

A672

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Progressive Corp. (The)	65,511	$4,653,902
QBE Insurance Group Ltd. (Australia)	29,734	239,277
Qualitas Controladora SAB de CV (Mexico)	10,400	27,642
Rand Merchant Investment Holdings Ltd. (South Africa)	24,047	65,612
Reinsurance Group of America, Inc.	2,273	328,584
RenaissanceRe Holdings Ltd. (Bermuda)	1,184	158,159
RSA Insurance Group PLC (United Kingdom)	26,336	197,153
Sampo OYJ (Finland) (Class A Stock)	5,580	289,083
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	928	237,324
Samsung Life Insurance Co. Ltd. (South Korea)	3,240	283,838
Santam Ltd. (South Africa)	286	6,651
SCOR SE (France)	7,163	332,247
Shin Kong Financial Holding Co. Ltd. (Taiwan)	1,064,844	416,672
Shinkong Insurance Co. Ltd. (Taiwan)	48,000	63,626
Societa Cattolica di Assicurazioni SC (Italy)	10,596	91,060
Sony Financial Holdings, Inc. (Japan)	5,400	118,701
Stewart Information Services Corp.	1,044	46,990
Sul America SA (Brazil), UTS	13,302	85,473
Suncorp Group Ltd. (Australia)	18,804	196,391
Swiss Re AG (Switzerland)	14,991	1,382,734
Syarikat Takaful Malaysia Keluarga Bhd (Malaysia)	5,300	4,863
T&D Holdings, Inc. (Japan)	19,200	316,091
Talanx AG (Germany)	2,031	77,121
Third Point Reinsurance Ltd. (Bermuda)*	3,991	51,883
Tokio Marine Holdings, Inc. (Japan)	62,800	3,108,495
Torchmark Corp.	5,417	469,600
Travelers Cos., Inc. (The)	3,929	509,631
Unipol Gruppo SpA (Italy)	9,266	41,139
UnipolSai Assicurazioni SpA (Italy)(a)	28,220	66,379
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,905	82,994
W.R. Berkley Corp.	1,945	155,464
White Mountains Insurance Group Ltd.	2,242	2,098,221
Willis Towers Watson PLC	1,408	198,444
Wiz Solucoes e Corretagem de Seguros SA (Brazil)	1,100	2,116
ZhongAn Online P&C Insurance Co. Ltd. (China) (Class H Stock), 144A*	18,400	75,122
Zurich Insurance Group AG (Switzerland)	4,461	1,407,153

		57,294,860

Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc.*	5,557	11,130,671
ASKUL Corp. (Japan)	700	20,980
B2W Cia Digital (Brazil)*	1,200	8,174
boohoo Group PLC (United Kingdom)*	21,668	66,082
Booking Holdings, Inc.*	280	555,520
Cogobuy Group (China), 144A	72,000	27,058
Ctrip.com International Ltd. (China), ADR*(a)	21,400	795,437
Expedia Group, Inc.(a)	1,537	200,548
JD.com, Inc. (China), ADR*	22,100	576,589

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
Liberty Expedia Holdings, Inc. (Class A Stock)*	1,700	$79,967
momo.com, Inc. (Taiwan)	2,000	11,649
Netflix, Inc.*	3,871	1,448,257
On the Beach Group PLC (United Kingdom), 144A	2,694	17,379
Qurate Retail, Inc.*	11,219	249,174
Takkt AG (Germany)	11,607	183,769
Vipshop Holdings Ltd. (China), ADR*	33,000	205,920

		15,577,174

Internet Software & Services — 1.0%
21Vianet Group, Inc. (China), ADR*	2,800	28,280
Addcn Technology Co. Ltd. (Taiwan)	1,032	9,477
Akamai Technologies, Inc.*	1,888	138,107
Alibaba Group Holding Ltd. (China), ADR*(a)	33,800	5,568,887
Alphabet, Inc. (Class A Stock)*	3,699	4,464,989
Alphabet, Inc. (Class C Stock)*	3,407	4,066,152
Autohome, Inc. (China), ADR(a)	1,400	108,373
Baidu, Inc. (China), ADR*	10,900	2,492,611
Blucora, Inc.*	2,129	85,692
Cars.com, Inc.*(a)	2,180	60,190
carsales.com Ltd. (Australia)	7,062	73,824
eBay, Inc.*	11,972	395,315
Facebook, Inc. (Class A Stock)*	44,206	7,270,119
Fang Holdings Ltd. (China), ADR*	9,700	25,123
GoDaddy, Inc. (Class A Stock)*	11,318	943,808
Gree, Inc. (Japan)	4,900	23,069
GrubHub, Inc.*	350	48,517
INESA Intelligent Tech, Inc. (China) (Class B Stock)	51,700	29,521
j2 Global, Inc.	1,051	87,075
Kakaku.com, Inc. (Japan)	2,200	42,965
Liquidity Services, Inc.*	762	4,839
Mail.Ru Group Ltd. (Russia), GDR*	5,020	136,325
Moneysupermarket.com Group PLC (United Kingdom)	10,762	39,126
NAVER Corp. (South Korea)	283	182,731
NetEase, Inc. (China), ADR	2,800	639,099
NetEnt AB (Sweden)*	20,430	82,661
NIC, Inc.	1,542	22,822
Phoenix New Media Ltd. (China), ADR*	4,900	20,678
REA Group Ltd. (Australia)	802	49,774
Scout24 AG (Germany), 144A	542	25,211
Sogou, Inc. (China), ADR*	6,900	51,267
Sohu.com Ltd. (China), ADR*	1,100	21,868
Stamps.com, Inc.*	186	42,073
Tian Ge Interactive Holdings Ltd. (China), 144A	40,000	24,741
Twilio, Inc. (Class A Stock)*	1,454	125,451
Twitter, Inc.*(a)	3,512	99,952
VeriSign, Inc.*	14,687	2,351,682
XING SE (Germany)	342	116,873
Yahoo Japan Corp. (Japan)	19,500	70,118
YY, Inc. (China), ADR*	4,100	307,172
Zillow Group, Inc. (Class C Stock)*(a)	937	41,462

		30,418,019

A673

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 0.7%
Accenture PLC (Class A Stock)	3,963	$674,503
AGTech Holdings Ltd. (Hong Kong)*	48,000	3,675
Alliance Data Systems Corp.	951	224,588
Alten SA (France)	100	10,283
Amadeus IT Group SA (Spain)	2,461	228,363
Amdocs Ltd.	3,147	207,639
Atea ASA (Norway)	8,535	138,366
Atos SE (France)	2,378	282,769
Automatic Data Processing, Inc.	1,947	293,335
Bechtle AG (Germany)	1,128	114,490
Black Knight, Inc.*	8,676	450,719
Booz Allen Hamilton Holding Corp.	1,733	86,009
Broadridge Financial Solutions, Inc.	1,242	163,882
CACI International, Inc. (Class A Stock)*	665	122,460
CANCOM SE (Germany)	9,632	435,383
CGI Group, Inc. (Canada) (Class A Stock)*	4,500	290,141
Cielo SA (Brazil)	25,808	77,963
Cognizant Technology Solutions Corp.
(Class A Stock)	6,325	487,974
Computershare Ltd. (Australia)	5,640	81,185
Comture Corp. (Japan)	900	34,563
Conduent, Inc.*	5,668	127,643
Convergys Corp.	4,117	97,738
CoreLogic, Inc.*	2,051	101,340
Digital China Holdings Ltd. (Hong Kong)*	93,000	49,814
DTS Corp. (Japan)	1,300	51,700
EOH Holdings Ltd. (South Africa)	7,265	19,460
ExlService Holdings, Inc.*	797	52,761
Fidelity National Information Services, Inc.	3,526	384,581
Fiserv, Inc.*	2,833	233,383
Fujitsu Ltd. (Japan)	29,400	2,088,626
Future Corp. (Japan)	5,100	82,806
GDS Holdings Ltd. (China), ADR*	700	24,591
Genpact Ltd.	2,499	76,494
Global Payments, Inc.	1,468	187,023
Indra Sistemas SA (Spain)*	3,885	44,505
Ines Corp. (Japan)	7,200	82,943
Infocom Corp. (Japan)	7,600	250,398
Information Services International-Dentsu Ltd. (Japan)	1,800	66,879
International Business Machines Corp.	11,897	1,798,945
InterXion Holding NV (Netherlands)*	1,349	90,788
Itochu Techno-Solutions Corp. (Japan)	2,300	49,926
Jack Henry & Associates, Inc.	581	93,006
Kanematsu Electronics Ltd. (Japan)	4,100	139,704
Leidos Holdings, Inc.	1,836	126,978
Luxoft Holding, Inc.*	1,400	66,289
Mastercard, Inc. (Class A Stock)	2,558	569,436
Matrix IT Ltd. (Israel)	3,596	43,571
Mitsubishi Research Institute, Inc. (Japan)	5,700	219,864
NEC Networks & System Integration Corp. (Japan)	4,300	99,496
Net 1 UEPS Technologies, Inc. (South Africa)*	5,400	43,199
NET One Systems Co. Ltd. (Japan)	16,400	393,309
Nihon Unisys Ltd. (Japan)	3,000	77,406
Nomura Research Institute Ltd. (Japan)	10,146	511,972
NS Solutions Corp. (Japan)	2,000	64,525
NTT Data Corp. (Japan)	11,100	153,632

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Obic Co. Ltd. (Japan)	300	$28,374
Otsuka Corp. (Japan)	1,600	59,683
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	1,500	41,505
Paychex, Inc.	1,496	110,180
Perspecta, Inc.	2,620	67,386
QIWI PLC (Russia), ADR*	3,000	39,510
Reply SpA (Italy)	2,426	166,625
Science Applications International Corp.	779	62,787
SCSK Corp. (Japan)	5,500	259,593
SONDA SA (Chile)	31,878	47,925
Systex Corp. (Taiwan)	23,000	48,295
Tieto OYJ (Finland)	7,143	220,348
TIS, Inc. (Japan)	12,900	644,794
TKC Corp. (Japan)	5,500	229,711
Total System Services, Inc.	1,869	184,545
TravelSky Technology Ltd. (China) (Class H Stock)	102,000	266,651
Visa, Inc. (Class A Stock)(a)	13,157	1,974,734
Wirecard AG (Germany)	18,598	4,044,760
Worldpay, Inc. (Class A Stock)*	1,177	119,195

		21,589,622

Leisure Products — 0.1%
Accell Group NV (Netherlands)	2,809	54,629
Amer Sports OYJ (Finland)*	2,649	108,053
American Outdoor Brands Corp.*	1,861	28,901
Bandai Namco Holdings, Inc. (Japan)	3,500	135,966
Beneteau SA (France)	3,311	53,355
Daikoku Denki Co. Ltd. (Japan)	1,000	15,642
Fields Corp. (Japan)	29,200	243,570
Giant Manufacturing Co. Ltd. (Taiwan)	17,000	72,827
Goodbaby International Holdings Ltd. (China)	137,000	54,748
Hasbro, Inc.	902	94,818
Heiwa Corp. (Japan)	2,900	64,669
Johnson Health Tech Co. Ltd. (Taiwan)	7,000	8,624
KMC Kuei Meng International, Inc. (Taiwan)	3,150	10,944
Mars Group Holdings Corp. (Japan)	11,100	235,036
Mattel, Inc.*(a)	4,931	77,417
Merida Industry Co. Ltd. (Taiwan)	8,000	37,495
Mizuno Corp. (Japan)	1,600	40,207
Sankyo Co. Ltd. (Japan)	500	19,557
Sega Sammy Holdings, Inc. (Japan)	51,800	762,621
Shanghai Phoenix Enterprise Group Co. Ltd. (China) (Class B Stock)*	3,700	2,182
Shimano, Inc. (Japan)	800	128,893
Sturm Ruger & Co., Inc.(a)	471	32,523
Technogym SpA (Italy), 144A	3,340	40,906
Tomy Co. Ltd. (Japan)	2,400	24,672
Topkey Corp. (Taiwan)	6,000	17,901
Vista Outdoor, Inc.*	2,962	52,990
Yamaha Corp. (Japan)	2,700	143,055

		2,562,201

Life Sciences Tools & Services — 0.2%
Bio-Techne Corp	722	147,367
Charles River Laboratories International, Inc.*	868	116,781

A674

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
EPS Holdings, Inc. (Japan)	11,800	$251,210
Eurofins Scientific SE (Luxembourg)	146	82,837
Evotec AG (Germany)*	95,632	2,039,554
Gerresheimer AG (Germany)	3,468	292,972
ICON PLC*	995	152,981
IQVIA Holdings, Inc.*	1,413	183,323
MorphoSys AG (Germany)*	509	54,408
QIAGEN NV*	3,632	137,577
Samsung Biologics Co. Ltd. (South Korea), 144A*	365	176,397
Siegfried Holding AG (Switzerland)	1,425	662,043
Tecan Group AG (Switzerland)	2,807	663,225
Thermo Fisher Scientific, Inc.	2,621	639,734
Waters Corp.*	510	99,287

		5,699,696

Machinery — 0.7%
Aalberts Industries NV (Netherlands)	3,377	143,560
AGCO Corp.	1,817	110,455
Aida Engineering Ltd. (Japan)	46,200	412,271
Alfa Laval AB (Sweden)	5,426	146,886
Allison Transmission Holdings, Inc.	2,889	150,257
Alstom SA (France)	3,009	134,306
Amada Holdings Co. Ltd. (Japan)	14,700	156,785
ANDRITZ AG (Austria)	1,011	58,973
Atlas Copco AB (Sweden) (Class A Stock)	3,734	107,520
Bando Chemical Industries Ltd. (Japan)	4,100	48,755
Barnes Group, Inc.	1,169	83,034
Biesse SpA (Italy)	2,750	97,355
Bobst Group SA (Switzerland)	2,017	157,176
Bodycote PLC (United Kingdom)	7,042	82,992
Bucher Industries AG (Switzerland)	136	43,611
China Conch Venture Holdings Ltd. (China)	143,000	499,134
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	50,400	53,521
CNH Industrial NV (United Kingdom)	14,356	171,635
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	2,032	84,421
Conzzeta AG (Switzerland)	23	25,029
Crane Co.	1,164	114,479
CRRC Corp. Ltd. (China) (Class H Stock)	167,000	152,224
CSBC Corp. Taiwan (Taiwan)*	28,623	37,345
Deere & Co.	4,070	611,843
Deutz AG (Germany)	9,013	80,009
DMG Mori Co. Ltd. (Japan)	13,600	226,589
Donaldson Co., Inc.	1,801	104,926
Ebara Corp. (Japan)	14,900	514,634
Epiroc AB (Sweden) (Class A Stock)*	6,137	68,602
Epiroc AB (Sweden) (Class B Stock)*	4,013	41,249
EVA Precision Industrial Holdings Ltd. (Hong Kong)	154,000	13,589
FANUC Corp. (Japan)	2,100	394,834
Fortive Corp.	3,017	254,031
Fujitec Co. Ltd. (Japan)	5,100	68,299
Georg Fischer AG (Switzerland)	375	423,344
Glory Ltd. (Japan)	3,200	78,141
Grupo Rotoplas SAB de CV (Mexico)	9,700	11,922
Haitian International Holdings Ltd. (China)	32,000	71,195
Hillenbrand, Inc.	2,853	149,212

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Hoshizaki Corp. (Japan)	700	$72,440
Huangshi Dongbei Electrical Appliance Co. Ltd. (China) (Class B Stock)*	10,300	12,776
Illinois Tool Works, Inc.	2,546	359,292
Ingersoll-Rand PLC	2,808	287,258
Interpump Group SpA (Italy)	4,423	144,726
Interroll Holding AG (Switzerland)	90	175,402
Iochpe Maxion SA (Brazil)	3,300	15,525
Kama Co. Ltd. (China) (Class B Stock)*	15,000	8,912
Kardex AG (Switzerland)*	2,435	413,780
King Slide Works Co. Ltd. (Taiwan)	2,000	26,369
Kinik Co. (Taiwan)	3,000	6,529
Komori Corp. (Japan)	21,300	265,047
Kone OYJ (Finland) (Class B Stock)	3,974	212,037
Krones AG (Germany)(a)	800	83,821
Kurita Water Industries Ltd. (Japan)	4,800	139,768
Lonking Holdings Ltd. (China)	123,000	39,783
Makino Milling Machine Co. Ltd. (Japan)	8,800	375,064
Makita Corp. (Japan)	4,100	205,473
MAN SE (Germany)	155	16,847
Middleby Corp. (The)*	480	62,087
Mirle Automation Corp. (Taiwan)	14,581	20,151
Mitsubishi Heavy Industries Ltd. (Japan)	12,300	474,830
Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)*	7,600	136,310
Morgan Advanced Materials PLC (United Kingdom)	4,034	17,521
Nak Sealing Technologies Corp. (Taiwan)	3,000	7,782
NTN Corp. (Japan)	11,700	47,828
OC Oerlikon Corp. AG (Switzerland)*	16,287	222,954
Oiles Corp. (Japan)	5,560	119,702
OKUMA Corp. (Japan)	4,900	271,854
Otokar Otomotiv Ve Savunma Sanayi A.S. (Turkey)	96	1,322
Parker-Hannifin Corp.	21,865	4,021,629
Pentair PLC (United Kingdom)	34,760	1,506,846
Pfeiffer Vacuum Technology AG (Germany)	185	27,426
Rechi Precision Co. Ltd. (Taiwan)	35,360	30,468
Rotork PLC (United Kingdom)	30,222	131,241
San Shing Fastech Corp. (Taiwan)	7,000	12,272
Sany Heavy Equipment International Holdings Co. Ltd. (China)	97,000	33,592
Schindler Holding AG (Switzerland), (XBRN)	247	61,432
Shang Gong Group Co. Ltd. (China) (Class B Stock)*	5,600	3,830
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)	13,200	8,112
Shanghai Highly Group Co. Ltd. (China) (Class B Stock)	8,800	8,746
Shanghai Mechanical and Electrical Industry Co. Ltd. (China) (Class B Stock)	11,800	20,790
Shanghai Zhenhua Heavy Industries Co. Ltd. (China) (Class B Stock)	25,320	9,955
Shin Zu Shing Co. Ltd. (Taiwan)	15,000	41,574
Shinmaywa Industries Ltd. (Japan)	8,700	117,592
Sinmag Equipment Corp. (Taiwan)	1,035	4,707
Sinotruk Hong Kong Ltd. (China)(a)	56,000	122,302
Sintokogio Ltd. (Japan)	1,500	15,171
SKF AB (Sweden) (Class B Stock)	9,382	184,894

A675

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Snap-on, Inc.(a)	908	$166,709
Spirax-Sarco Engineering PLC (United Kingdom)	7,135	678,138
Stanley Black & Decker, Inc.	2,198	321,875
Star Micronics Co. Ltd. (Japan)	6,200	110,080
Sunonwealth Electric Machine Industry Co. Ltd. (Taiwan)	9,000	12,906
Syncmold Enterprise Corp. (Taiwan)	12,000	22,555
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)*	13,240	8,692
Toro Co. (The)	1,783	106,927
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	185	1,473
United Wagon Co. PJSC (Russia)*	2,217	15,475
Valmet OYJ (Finland)	30,371	676,546
Vesuvius PLC (United Kingdom)	32,593	274,036
Vossloh AG (Germany)	1,276	66,548
Wacker Neuson SE (Germany)	320	8,207
WEG SA (Brazil)	12,306	60,029
Xylem, Inc.	1,894	151,274
Yangzijiang Shipbuilding Holdings Ltd. (China)	225,400	204,275
Yungtay Engineering Co. Ltd. (Taiwan)	23,000	36,014

		19,711,671

Marine — 0.0%
Chinese Maritime Transport Ltd. (Taiwan)	14,000	15,800
Chu Kong Shipping Enterprises Group Co. Ltd. (China)	82,000	18,504
Cia Sud Americana de Vapores SA (Chile)*	1,600,165	51,058
COSCO Shipping Energy Transportation Co. Ltd. (China) (Class H Stock)	122,000	60,660
COSCO Shipping Holdings Co. Ltd. (China) (Class H Stock)*	87,500	36,283
Costamare, Inc. (Monaco)	9,400	61,005
Diana Shipping, Inc. (Greece)*	6,600	27,191
Dryships, Inc. (Greece)	3,800	23,179
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	203,141	85,230
Grindrod Ltd. (South Africa)*	44,152	24,355
Grindrod Shipping Holdings Ltd. (Singapore)*	1,103	7,823
Kawasaki Kisen Kaisha Ltd. (Japan)*	4,100	82,762
Kuehne + Nagel International AG (Switzerland)	418	66,088
Matson, Inc.	667	26,440
MISC Bhd (Malaysia)	119,100	174,039
NS United Kaiun Kaisha Ltd. (Japan)	1,500	34,552
Qatar Navigation QSC (Qatar)	7,040	126,421
Seaspan Corp. (Hong Kong)(a)	10,800	89,963
Sincere Navigation Corp. (Taiwan)	35,000	17,970
Sinotrans Shipping Ltd. (China)	235,500	77,947
SITC International Holdings Co. Ltd. (China)	73,000	58,943
Star Bulk Carriers Corp. (Greece)*	4,500	65,025
Stolt-Nielsen Ltd. (Norway)	3,470	53,018
U-Ming Marine Transport Corp. (Taiwan)	32,000	36,822
Wallenius Wilhelmsen Logistics (Norway)*	10,035	42,987
Wisdom Marine Lines Co. Ltd. (Taiwan)	61,857	60,587

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Yang Ming Marine Transport Corp. (Taiwan)*	63,534	$18,189

		1,442,841

Media — 1.0%
Alibaba Pictures Group Ltd. (Hong Kong)*	790,000	108,135
AMC Entertainment Holdings, Inc. (Class A Stock)	1,394	28,577
Ascential PLC (United Kingdom)	5,424	29,596
Asian Pay Television Trust (Singapore), UTS	270,100	64,249
Avex, Inc. (Japan)	2,700	38,482
Axel Springer SE (Germany)	6,717	451,311
Cable One, Inc.	934	825,292
CBS Corp. (Class B Non-Voting Stock)	4,447	255,480
Charter Communications, Inc. (Class A Stock)*(a)	1,884	613,958
Cheil Worldwide, Inc. (South Korea)	4,279	83,478
China Literature Ltd. (China), 144A*	6,800	42,764
Cinemark Holdings, Inc.	60,658	2,438,451
Cineplex, Inc. (Canada)	1,600	43,355
Cineworld Group PLC (United Kingdom)	13,648	56,124
Cogeco Communications, Inc. (Canada)	800	40,073
Comcast Corp. (Class A Stock)	209,632	7,423,070
Corus Entertainment, Inc. (Canada) (Class B Stock)	5,600	18,166
CTS Eventim AG & Co. KGaA (Germany)	2,078	93,187
CyberAgent, Inc. (Japan)	1,000	53,232
Cyfrowy Polsat SA (Poland)*	18,897	113,667
Daiichikosho Co. Ltd. (Japan)	900	43,381
Daily Mail & General Trust PLC (United Kingdom) (Class A Stock)	21,643	197,807
Dentsu, Inc. (Japan)	4,700	218,202
Eutelsat Communications SA (France)	5,002	118,343
Fuji Media Holdings, Inc. (Japan)	2,400	42,627
Gannett Co., Inc.(a)	4,974	49,790
GCI Liberty, Inc. (Class A Stock)*	1,185	60,435
Grupo Televisa SAB (Mexico), ADR	14,820	262,907
Hakuhodo DY Holdings, Inc. (Japan)	6,000	105,256
IMAX China Holding, Inc. (Hong Kong), 144A	6,300	16,015
Interpublic Group of Cos., Inc. (The)	4,421	101,108
IPSOS (France)	9,428	288,375
JCDecaux SA (France)	2,493	91,111
John Wiley & Sons, Inc. (Class A Stock)	1,870	113,322
Kinepolis Group NV (Belgium)	1,237	73,915
Lagardere SCA (France)	22,375	687,847
Liberty Broadband Corp. (Class C Stock)*	3,035	255,851
Liberty Global PLC (United Kingdom) (Class C Stock)*	5,893	165,947
Liberty Latin America Ltd. (Chile) (Class A Stock)*	843	17,568
Liberty Latin America Ltd. (Chile) (Class C Stock)*	2,683	55,350
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	2,183	81,186
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	3,889	168,977

A676

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Madison Square Garden Co. (The) (Class A Stock)*	200	$63,063
Major Cineplex Group PCL (Thailand)	21,900	16,654
Megacable Holdings SAB de CV (Mexico), UTS	23,600	121,708
Meredith Corp.	521	26,597
Multiplus SA (Brazil)	500	2,991
Naspers Ltd. (South Africa) (Class N Stock)	9,001	1,936,287
Nine Entertainment Co. Holdings Ltd. (Australia)	127,248	207,531
Nippon Television Holdings, Inc. (Japan)	2,300	39,831
NOS SGPS SA (Portugal)	11,298	67,682
Omnicom Group, Inc.(a)	2,454	166,921
Pearson PLC (United Kingdom)	192,539	2,227,526
Plan B Media PCL (Thailand) (Class F Stock)	55,000	11,822
ProSiebenSat.1 Media SE (Germany)	7,447	193,862
Proto Corp. (Japan)	4,300	60,642
Publicis Groupe SA (France)	4,949	295,342
Quebecor, Inc. (Canada) (Class B Stock)	4,000	80,207
Scholastic Corp.	1,134	52,946
SES SA (Luxembourg)	12,928	284,530
Shaw Communications, Inc. (Canada) (Class B Stock)	5,500	107,177
Singapore Press Holdings Ltd. (Singapore)	48,000	100,668
SKY Perfect JSAT Holdings, Inc. (Japan)	43,700	210,687
Sky PLC (United Kingdom)	12,134	273,708
Surya Citra Media Tbk PT (Indonesia)	86,000	10,818
Television Broadcasts Ltd. (Hong Kong)	17,000	48,359
Toei Animation Co. Ltd. (Japan)	1,400	43,451
Toei Co. Ltd. (Japan)	700	84,150
Toho Co. Ltd. (Japan)	2,700	84,600
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,000	20,777
TV Asahi Holdings Corp. (Japan)	2,900	55,639
Twenty-First Century Fox, Inc. (Class A Stock)	6,856	317,638
VGI Global Media PCL (Thailand)	98,900	24,340
Viacom, Inc. (Class B Stock)	107,724	3,636,762
Visi Media Asia Tbk PT (Indonesia)*	286,200	2,650
Vivendi SA (France)	15,189	390,800
Walt Disney Co. (The)	13,990	1,635,991
Woongjin Thinkbig Co. Ltd. (South Korea)	7,791	33,255
Workpoint Entertainment PCL (Thailand)	6,700	8,548
WPP PLC (United Kingdom)	22,582	330,703
Zenrin Co. Ltd. (Japan)	5,100	157,779

		29,470,609

Metals & Mining — 0.7%
Acacia Mining PLC (Tanzania)*	12,309	21,351
Acerinox SA (Spain)	1,924	27,462
Agnico Eagle Mines Ltd. (Canada)	4,838	165,256
Alamos Gold, Inc. (Canada) (Class A Stock)	20,521	94,212
Alrosa PJSC (Russia)	129,800	211,208
AngloGold Ashanti Ltd. (South Africa), ADR(a)	26,176	224,590
ArcelorMittal (Luxembourg)	23,055	711,168
Asahi Holdings, Inc. (Japan)	4,800	87,757
Assore Ltd. (South Africa)	871	21,212

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Aurubis AG (Germany)	1,984	$138,432
B2Gold Corp. (Canada)*	31,600	71,927
Barrick Gold Corp. (Canada)	30,300	335,220
Bengang Steel Plates Co. Ltd. (China) (Class B Stock)	40,800	14,160
BlueScope Steel Ltd. (Australia)	68,343	840,932
Centamin PLC (Egypt)	37,681	52,097
Centerra Gold, Inc. (Canada)*	14,700	58,611
Chiho Environmental Group Ltd. (Hong Kong)*	34,000	13,234
China Hongqiao Group Ltd. (China)	251,500	167,061
China Metal Products (Taiwan)	39,220	39,694
China Metal Resources Utilization Ltd. (China), 144A*	32,000	18,267
China Oriental Group Co. Ltd. (China)	110,000	88,961
China Rare Earth Holdings Ltd. (China)*	146,000	6,686
China Silver Group Ltd. (China)*	154,000	22,053
China Steel Corp. (Taiwan)	905,013	755,194
China Zhongwang Holdings Ltd. (China)	260,800	127,771
Daido Steel Co. Ltd. (Japan)	1,600	77,687
Detour Gold Corp. (Canada)*	10,100	81,635
Eldorado Gold Corp. (Canada)*	37,500	32,807
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	23,326	42,681
Feng Hsin Steel Co. Ltd. (Taiwan)	37,000	73,546
Ferrexpo PLC (Switzerland)	18,404	47,930
Franco-Nevada Corp. (Canada)	2,100	131,367
Freeport-McMoRan, Inc.	256,812	3,574,823
Gloria Material Technology Corp. (Taiwan)	70,080	39,911
Gold Fields Ltd. (South Africa), ADR	65,655	158,885
Goldcorp, Inc. (Canada)	37,900	386,145
Grupa Kety SA (Poland)	346	36,066
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	112,500	323,782
Harmony Gold Mining Co. Ltd. (South Africa), ADR	41,659	69,154
Hecla Mining Co.	8,716	24,318
Hsin Kuang Steel Co. Ltd. (Taiwan)	14,000	20,735
IAMGOLD Corp. (Canada)*	23,700	87,156
Iluka Resources Ltd. (Australia)	55,892	401,734
Industrias CH SAB de CV (Mexico) (Class B Stock)*	4,800	19,750
Inner Mongolia Eerduosi Resourses Co. Ltd.
(China) (Class B Stock)	60,700	59,227
JFE Holdings, Inc. (Japan)	122,500	2,810,408
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	122,000	142,163
Jinchuan Group International Resources Co. Ltd. (China)*	189,000	25,574
Kinross Gold Corp. (Canada)*	47,900	130,537
Krakatau Steel Persero Tbk PT (Indonesia)*	415,500	11,192
Labrador Iron Ore Royalty Corp. (Canada)(a)	12,900	280,841
Magnitogorsk Iron & Steel Works PJSC (Russia)	57,100	45,296
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR*	3,415	35,311
Maruichi Steel Tube Ltd. (Japan)	3,700	120,541
MMC Norilsk Nickel PJSC (Russia), ADR(a)	19,360	334,927

A677

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Newcrest Mining Ltd. (Australia)	16,308	$229,522
Newmont Mining Corp.	9,628	290,766
Nippon Light Metal Holdings Co. Ltd. (Japan)	119,300	266,400
Nisshin Steel Co. Ltd. (Japan)	6,400	95,869
Northam Platinum Ltd. (South Africa)*	10,106	28,624
Northern Star Resources Ltd. (Australia)	13,486	81,119
Novolipetsk Steel PJSC (Russia), GDR	4,182	112,705
Nucor Corp.	40,225	2,552,276
Pan African Resources PLC (United Kingdom)	108,685	11,243
Pan American Silver Corp. (Canada)	7,600	112,030
Paranapanema SA (Brazil)*	19,500	6,180
Polymetal International PLC (Russia)	7,546	60,445
Randgold Resources Ltd. (United Kingdom), ADR	3,119	220,045
Royal Bafokeng Platinum Ltd. (South Africa)*	9,199	16,604
Royal Gold, Inc.	906	69,816
Sandfire Resources NL (Australia)	17,138	91,971
Severstal PJSC (Russia), GDR	7,300	120,479
Sibanye Gold Ltd. (South Africa), ADR*(a)	35,321	87,949
Sims Metal Management Ltd.	4,164	38,081
Southern Copper Corp. (Peru)	1,700	73,338
SSAB AB (Sweden) (Class B Stock)	69,927	283,222
St Barbara Ltd. (Australia)	14,339	36,227
Stalprodukt SA (Poland)	94	9,494
TA Chen Stainless Pipe (Taiwan)	38,208	67,131
Tahoe Resources, Inc.*	15,900	43,946
Teck Resources Ltd. (Canada) (Class B Stock)	32,700	788,101
Thye Ming Industrial Co. Ltd. (Taiwan)	12,000	13,758
Tiangong International Co. Ltd. (China)	212,000	47,081
Ton Yi Industrial Corp. (Taiwan)	62,000	28,975
Topy Industries Ltd. (Japan)	1,400	41,185
Tung Ho Steel Enterprise Corp. (Taiwan)	87,000	67,542
Vale SA (Brazil), ADR	95,700	1,420,188
Wheaton Precious Metals Corp. (Canada)	9,200	160,972
Xiwang Special Steel Co. Ltd. (China)	143,000	29,107
Yamana Gold, Inc. (Brazil)	49,785	124,111
YC INOX Co. Ltd. (Taiwan)	37,900	32,745
Yeong Guan Energy Technology Group Co. Ltd. (Taiwan)	16,000	28,121
Yieh Phui Enterprise Co. Ltd. (Taiwan)	264,264	90,843
Yodogawa Steel Works Ltd. (Japan)	3,000	74,130
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	202,000	156,246
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	238,000	91,920

		22,141,152

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	5,789	105,244
AGNC Investment Corp.	10,030	186,859
Annaly Capital Management, Inc.	39,272	401,753
Apollo Commercial Real Estate Finance, Inc.(a)	1,886	35,589
ARMOUR Residential REIT, Inc.	2,595	58,258

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	2,058	$68,964
Capstead Mortgage Corp.	9,568	75,683
Chimera Investment Corp.	9,396	170,349
Colony Credit Real Estate, Inc.(a)	4,116	90,511
Concentradora Hipotecaria SAPI de CV (Mexico)	36,300	31,773
Granite Point Mortgage Trust, Inc.	4,236	81,670
Invesco Mortgage Capital, Inc.	5,105	80,761
New Residential Investment Corp.	6,880	122,602
PennyMac Mortgage Investment Trust	4,136	83,713
Redwood Trust, Inc.	4,004	65,025
Starwood Property Trust, Inc.	5,936	127,743
Two Harbors Investment Corp.	11,128	166,141

		1,952,638

Multiline Retail — 0.3%
Aeon Co. M Bhd (Malaysia)	33,100	13,594
Big Lots, Inc.	694	29,002
Can Do Co. Ltd. (Japan)	2,100	32,372
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,200	140,602
Dollar General Corp.	2,533	276,857
Dollar Tree, Inc.*	3,183	259,574
Don Quijote Holdings Co. Ltd. (Japan)	1,100	55,734
Far Eastern Department Stores Ltd. (Taiwan)	127,000	71,189
Golden Eagle Retail Group Ltd. (China)	33,000	35,885
H2O Retailing Corp. (Japan)	4,500	73,974
Harvey Norman Holdings Ltd. (Australia)(a)	17,579	44,704
Hyundai Department Store Co. Ltd. (South Korea)	1,887	168,996
Isetan Mitsukoshi Holdings Ltd. (Japan)	14,700	180,361
Izumi Co. Ltd. (Japan)	1,000	66,383
J Front Retailing Co. Ltd. (Japan)	11,200	173,680
Kohl’s Corp.	2,275	169,601
Lifestyle China Group Ltd. (Hong Kong)*	79,000	32,069
Lojas Americanas SA (Brazil)	700	2,061
Lojas Renner SA (Brazil)	9,230	70,758
Lotte Shopping Co. Ltd. (South Korea)	902	170,348
Macy’s, Inc.	6,380	221,577
Magazine Luiza SA (Brazil)	800	24,365
Maoye International Holdings Ltd. (China)	163,000	13,524
Mitra Adiperkasa Tbk PT (Indonesia)	224,000	12,401
Next PLC (United Kingdom)	1,867	133,573
Nordstrom, Inc.	1,666	99,643
Parco Co. Ltd. (Japan)	4,300	48,036
Parkson Retail Group Ltd. (China)*	191,500	18,335
Poya International Co. Ltd. (Taiwan)	2,030	18,468
Rimo International Lestari Tbk PT (Indonesia)*	2,274,600	22,896
Ripley Corp. SA (Chile)	74,599	69,721
Robinson PCL (Thailand)	26,600	57,967
Ryohin Keikaku Co. Ltd. (Japan)	200	59,599
SACI Falabella (Chile)	24,018	195,478
Takashimaya Co. Ltd. (Japan)	11,100	187,469
Target Corp.	53,092	4,683,246

A678

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Woolworths Holdings Ltd. (South Africa)	22,300	$78,182

		8,012,224

Multi-Utilities — 0.4%
A2A SpA (Italy)	54,615	94,878
AGL Energy Ltd. (Australia)	8,536	120,257
Ameren Corp.	57,774	3,652,472
Atco Ltd. (Canada) (Class I Stock)	3,200	93,524
Avista Corp.	710	35,898
Black Hills Corp.(a)	1,279	74,297
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	88,519
CenterPoint Energy, Inc.	24,190	668,854
Centrica PLC (United Kingdom)	73,436	148,574
CMS Energy Corp.	76,622	3,754,478
Consolidated Edison, Inc.	3,920	298,665
Dominion Energy, Inc.	5,349	375,928
DTE Energy Co.	5,232	570,968
Engie SA (France)	43,483	639,714
Hera SpA (Italy)	26,146	81,391
Iren SpA (Italy)	22,731	55,792
National Grid PLC (United Kingdom)	53,081	547,043
NiSource, Inc.	4,217	105,088
NorthWestern Corp.	1,555	91,216
Public Service Enterprise Group, Inc.	7,265	383,519
Qatar Electricity & Water Co. QSC (Qatar)	1,209	63,629
SCANA Corp.	3,748	145,760
Sempra Energy(a)	2,399	272,886
Suez (France)	6,843	97,246
Unitil Corp.	1,234	62,811
Vectren Corp.	700	50,043
Veolia Environnement SA (France)	11,782	235,210
WEC Energy Group, Inc.	1,745	116,496
YTL Corp. Bhd (Malaysia)	371,790	112,121
YTL Power International Bhd (Malaysia)	416,472	108,632

		13,145,909

Oil, Gas & Consumable Fuels — 2.8%
Agritrade Resources Ltd. (Hong Kong)	420,000	92,348
AltaGas Ltd. (Canada)	2,900	46,139
Anadarko Petroleum Corp.	11,042	744,341
Andeavor	1,812	278,141
Antero Resources Corp.*	7,321	129,655
Bangchak Corp. PCL (Thailand)	43,900	47,835
Beach Energy Ltd. (Australia)	340,390	526,027
BP PLC (United Kingdom), ADR	173,981	8,020,524
Cabot Oil & Gas Corp.	3,731	84,022
Caltex Australia Ltd. (Australia)	3,972	85,834
Centennial Resource Development, Inc. (Class A Stock)*	4,855	106,082
Chevron Corp.	25,027	3,060,302
China Aviation Oil Singapore Corp. Ltd. (Singapore)	49,900	55,852
China Coal Energy Co. Ltd. (China) (Class H Stock)	170,000	71,723
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,903,200	1,907,087
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	245,500	559,683

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	220,000	$61,360
Cimarex Energy Co.	1,135	105,487
CNOOC Ltd. (China) (Class H Stock)	1,101,000	2,191,273
CNX Resources Corp.*	6,094	87,205
ConocoPhillips	62,793	4,860,178
Cosan Ltd. (Brazil) (Class A Stock)	9,200	61,915
Cosan SA (Brazil)	4,700	37,590
Cosmo Energy Holdings Co. Ltd. (Japan)	11,200	459,520
DNO ASA (Norway)	268,448	553,303
E1 Corp. (South Korea)	1,513	87,569
Empresas COPEC SA (Chile)	10,893	168,271
Enagas SA (Spain)	3,660	98,702
Enbridge, Inc. (Canada), (XTSE)	20,185	651,346
Energy Earth PCL (Thailand)*^	235,500	1
Eni SpA (Italy)	261,741	4,940,543
Equinor ASA (Norway)	11,209	315,556
Esso Thailand PCL (Thailand)	106,000	51,249
Extraction Oil & Gas, Inc.*	4,387	49,529
Exxaro Resources Ltd. (South Africa)	8,661	89,103
Exxon Mobil Corp.	49,454	4,204,579
Faroe Petroleum PLC (United Kingdom)*	9,870	21,379
Formosa Petrochemical Corp. (Taiwan)	66,000	319,672
Galp Energia SGPS SA (Portugal) (Class B Stock)	44,654	885,738
GasLog Ltd. (Monaco)	2,400	47,399
Gazprom Neft PJSC (Russia), ADR	3,676	104,765
Gazprom PJSC (Russia), ADR(a)	655,690	3,240,256
Gaztransport Et Technigaz SA (France)	4,310	326,094
Grupa Lotos SA (Poland)	7,616	154,865
Gulfport Energy Corp.*	6,523	67,904
Hellenic Petroleum SA (Greece)	7,135	62,126
HollyFrontier Corp.	19,474	1,361,232
Idemitsu Kosan Co. Ltd. (Japan)	4,100	216,483
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	178,000	213,311
International Petroleum Corp. (Canada)*	18,705	122,397
Itochu Enex Co. Ltd. (Japan)	3,100	31,329
JXTG Holdings, Inc. (Japan)	101,400	765,063
Koninklijke Vopak NV (Netherlands)	1,422	69,988
Kunlun Energy Co. Ltd. (China)	282,000	328,969
LUKOIL PJSC (Russia), ADR(a)	28,457	2,162,960
Lundin Petroleum AB (Sweden)	21,952	838,541
Marathon Petroleum Corp.	48,040	3,841,759
MOL Hungarian Oil & Gas PLC (Hungary)	30,866	332,328
Motor Oil Hellas Corinth Refineries SA (Greece)	4,805	125,513
Neste OYJ (Finland)	13,790	1,135,957
NewOcean Energy Holdings Ltd. (Hong Kong)*	774,000	239,596
Novatek PJSC (Russia), GDR	2,437	430,016
Occidental Petroleum Corp.	6,563	539,282
OMV AG (Austria)	4,146	232,910
Parkland Fuel Corp. (Canada)	36,700	1,233,420
PBF Energy, Inc. (Class A Stock)	17,210	858,951
PetroChina Co. Ltd. (China) (Class H Stock)	1,362,000	1,106,519
Petron Corp. (Philippines)	166,500	26,807
Petronas Dagangan Bhd (Malaysia)	6,300	39,964

A679

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Peyto Exploration & Development Corp. (Canada)	17,700	$152,519
Phillips 66	41,002	4,621,745
Pilipinas Shell Petroleum Corp. (Philippines)	42,620	41,698
Polski Koncern Naftowy ORLEN SA (Poland)	19,694	538,123
Qatar Gas Transport Co. Ltd. (Qatar)	12,043	56,676
QGEP Participacoes SA (Brazil)	6,600	21,392
Range Resources Corp.	6,775	115,107
Repsol SA (Spain)	30,727	610,642
Rosneft Oil Co. PJSC (Russia), GDR	79,910	594,614
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	62,130	2,122,402
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,264	146,249
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	53,041	1,854,123
Santos Ltd. (Australia)	318,958	1,672,209
Saras SpA (Italy)	143,050	305,593
Semirara Mining & Power Corp. (Philippines)	67,900	33,626
Ship Finance International Ltd. (Norway)	2,230	30,997
Showa Shell Sekiyu KK (Japan)	6,400	135,543
Sinanen Holdings Co. Ltd. (Japan)	1,900	48,771
Sinopec Kantons Holdings Ltd. (China)	90,000	40,147
SK Gas Ltd. (South Korea)	911	69,209
SK Innovation Co. Ltd. (South Korea)	1,772	343,105
Snam SpA (Italy)	22,970	95,665
Star Petroleum Refining PCL (Thailand)	160,500	74,035
StealthGas, Inc. (Greece)*	7,500	26,699
Sugih Energy Tbk PT (Indonesia)*	660,500	2,216
Suncor Energy, Inc. (Canada)	87,200	3,374,177
Surgutneftegas PJSC (Russia), ADR(a)	158,930	657,970
Tethys Oil AB (Sweden)	15,099	165,948
Thai Oil PCL (Thailand)	56,500	154,582
TOTAL SA (France)(a)	41,405	2,679,512
Tourmaline Oil Corp. (Canada)	9,800	172,533
TransCanada Corp. (Canada)	8,200	331,771
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	1,890	42,087
Ultrapar Participacoes SA (Brazil)	8,800	81,255
United Tractors Tbk PT (Indonesia)	47,300	104,718
Valero Energy Corp.	40,611	4,619,502
Washington H Soul Pattinson & Co. Ltd. (Australia)	13,147	246,743
Whitehaven Coal Ltd. (Australia)	52,705	207,383
World Fuel Services Corp.	1,498	41,465

		83,006,118

Paper & Forest Products — 0.2%
Chung Hwa Pulp Corp. (Taiwan)	83,838	27,754
Duratex SA (Brazil)*	9,290	20,749
Empresas CMPC SA (Chile)	76,798	309,931
Ence Energia y Celulosa SA (Spain)	71,823	729,309
Fibria Celulose SA (Brazil)	6,300	117,465
Hokuetsu Corp. (Japan)	18,400	100,160
Holmen AB (Sweden) (Class B Stock)	10,276	267,265
Jaya Tiasa Holdings Bhd (Malaysia)	88,400	14,086

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	112,000	$103,820
Metsa Board OYJ (Finland)	9,711	98,217
Mondi Ltd. (United Kingdom)	10,325	283,845
Mondi PLC (United Kingdom)	8,878	243,472
Navigator Co. SA (The) (Portugal)	44,255	216,842
Nine Dragons Paper Holdings Ltd. (Hong Kong)	190,000	205,688
Nippon Paper Industries Co. Ltd. (Japan)	19,300	355,094
Oji Holdings Corp. (Japan)	31,000	224,778
Sappi Ltd. (South Africa)	31,258	195,813
Schweitzer-Mauduit International, Inc.	1,856	71,103
Semapa-Sociedade de Investimento e Gestao (Portugal)	12,963	257,605
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	60,150	38,868
Suzano Papel e Celulose SA (Brazil)	9,000	106,947
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	14,490	163,972
Ta Ann Holdings Bhd (Malaysia)	28,880	18,569
UPM-Kymmene OYJ (Finland)	48,231	1,891,401
Verso Corp. (Class A Stock)*	1,130	38,047
YFY, Inc. (Taiwan)	222,000	90,584

		6,191,384

Personal Products — 0.3%
Amorepacific Corp. (South Korea)	552	129,955
Beiersdorf AG (Germany)	861	97,065
Ci:z Holdings Co. Ltd. (Japan)	1,000	36,935
Coty, Inc. (Class A Stock)	8,616	108,217
Edgewell Personal Care Co.*	1,365	63,104
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	13,512	8,251
Estee Lauder Cos., Inc. (The) (Class A Stock)	30,735	4,466,410
Fancl Corp. (Japan)	5,800	284,673
Grape King Bio Ltd. (Taiwan)	5,000	35,189
Hengan International Group Co. Ltd. (China)	29,500	271,506
Kao Corp. (Japan)	4,200	339,163
Karex Bhd (Malaysia)	30,400	5,691
Kobayashi Pharmaceutical Co. Ltd. (Japan)	600	44,117
LG Household & Health Care Ltd. (South Korea)	116	133,420
L’Oreal SA (France)	2,065	497,542
Mandom Corp. (Japan)	14,100	448,024
Microbio Co. Ltd. (Taiwan)*	47,886	27,976
Natura Cosmeticos SA (Brazil)	2,200	15,449
Oriflame Holding AG (Switzerland)	7,287	186,187
Shiseido Co. Ltd. (Japan)	2,400	186,373
TCI Co. Ltd. (Taiwan)	1,321	21,274
Unilever NV (United Kingdom), CVA	14,156	786,741
Unilever PLC (United Kingdom), ADR(a)	10,948	601,812

		8,795,074

Pharmaceuticals — 2.1%
Adcock Ingram Holdings Ltd. (South Africa)	385	1,707
Allergan PLC	28,723	5,471,157
Amneal Pharmaceuticals, Inc.*	1,286	28,536

A680

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Ascendis Health Ltd. (South Africa)*	10,213	$7,378
Aspen Pharmacare Holdings Ltd. (South Africa)	8,659	103,648
Astellas Pharma, Inc. (Japan)	259,100	4,521,591
AstraZeneca PLC (United Kingdom)	3,513	273,575
AstraZeneca PLC (United Kingdom), ADR(a)	16,906	668,970
Bausch Health Cos., Inc.*	2,900	74,473
Bayer AG (Germany)	14,476	1,281,309
Bristol-Myers Squibb Co.	88,962	5,522,761
BTG PLC (United Kingdom)*	3,852	27,625
Center Laboratories, Inc. (Taiwan)*	13,009	30,809
China Animal Healthcare Ltd. (China)*^	24,000	31
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	40,000	29,237
China Medical System Holdings Ltd. (China)	59,000	82,246
China Resources Pharmaceutical Group Ltd. (China), 144A	118,500	187,863
China Shineway Pharmaceutical Group Ltd. (China)	29,000	39,582
Chugai Pharmaceutical Co. Ltd. (Japan)	1,300	83,454
Consun Pharmaceutical Group Ltd. (China)	38,000	30,308
CSPC Pharmaceutical Group Ltd. (China)	86,000	182,337
Daiichi Sankyo Co. Ltd. (Japan)	6,800	294,414
Daito Pharmaceutical Co. Ltd. (Japan)	2,680	82,927
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	96,000	22,192
Dechra Pharmaceuticals PLC (United Kingdom)	659	18,684
Eisai Co. Ltd. (Japan)	9,500	924,332
Eli Lilly & Co.	4,606	494,270
Formosa Laboratories, Inc. (Taiwan)	6,000	9,556
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	22,100	19,285
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)	8,000	28,548
H. Lundbeck A/S (Denmark)	884	54,504
Hanmi Science Co. Ltd. (South Korea)	940	74,441
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,000	76,653
Hypera SA (Brazil)	7,000	49,382
Johnson & Johnson	77,540	10,713,702
Kalbe Farma Tbk PT (Indonesia)	357,000	33,099
Kissei Pharmaceutical Co. Ltd. (Japan)	2,300	72,786
KYORIN Holdings, Inc. (Japan)	3,500	72,267
Kyowa Hakko Kirin Co. Ltd. (Japan)	24,200	453,863
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	6,422	22,071
Luye Pharma Group Ltd. (China), 144A(a)	77,500	69,687
Medicines Co. (The)*	243	7,268
Mega Lifesciences PCL (Thailand)	27,100	31,250
Merck & Co., Inc.	18,640	1,322,322
Merck KGaA (Germany)	4,634	478,211
Mitsubishi Tanabe Pharma Corp. (Japan)	1,700	28,351
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	4,300	63,888
Nippon Shinyaku Co. Ltd. (Japan)	1,000	65,403
Novartis AG (Switzerland)	40,218	3,446,193
Novo Nordisk A/S (Denmark) (Class B Stock)	78,920	3,718,746
Oneness Biotech Co. Ltd. (Taiwan)*	12,000	11,161

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Ono Pharmaceutical Co. Ltd. (Japan)	4,100	$115,888
Orion OYJ (Finland) (Class B Stock)	2,376	90,085
Otsuka Holdings Co. Ltd. (Japan)	8,000	403,348
Perrigo Co. PLC(a)	1,841	130,343
Pfizer, Inc.	51,151	2,254,225
Phytohealth Corp. (Taiwan)*	10,000	7,252
Prestige Consumer Healthcare, Inc.*	676	25,614
Recordati SpA (Italy)	1,314	44,345
Richter Gedeon Nyrt (Hungary)	6,456	120,843
Roche Holding AG (Switzerland)	13,488	3,264,215
Rohto Pharmaceutical Co. Ltd. (Japan)	17,800	625,544
Sanofi (France)	20,730	1,840,995
Santen Pharmaceutical Co. Ltd. (Japan)	175,100	2,774,210
Sawai Pharmaceutical Co. Ltd. (Japan)	8,200	441,929
ScinoPharm Taiwan Ltd. (Taiwan)	10,986	10,934
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China) (Class H Stock)	27,000	13,795
Shanghai Haixin Group Co. (China) (Class B Stock)	33,400	16,375
Shionogi & Co. Ltd. (Japan)	68,600	4,475,796
Sihuan Pharmaceutical Holdings Group Ltd. (China)	414,000	84,656
Sino Biopharmaceutical Ltd. (Hong Kong)	106,500	99,455
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	13,200	8,905
SSY Group Ltd. (Hong Kong)	72,000	69,572
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)	8,000	8,490
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	4,200	96,360
Synmosa Biopharma Corp. (Taiwan)	11,832	10,715
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,100	134,449
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	100,600	4,297,398
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China) (Class S Stock)	21,200	20,793
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	59,000	86,450
Torii Pharmaceutical Co. Ltd. (Japan)	1,200	28,851
Towa Pharmaceutical Co. Ltd. (Japan)	3,600	267,137
Tsumura & Co. (Japan)	1,800	62,079
TTY Biopharm Co. Ltd. (Taiwan)	8,000	22,355
TWi Pharmaceuticals, Inc. (Taiwan)*	3,000	6,284
UCB SA (Belgium)	1,695	152,029
Vifor Pharma AG (Switzerland)	509	88,105
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China) (Class H Stock), 144A	11,800	49,220
YungShin Global Holding Corp. (Taiwan)	15,400	20,520
Zoetis, Inc.	1,632	149,426

		63,827,038

Professional Services — 0.5%
51job, Inc. (China), ADR*	700	53,893
Adecco Group AG (Switzerland)	36,812	1,924,743
AF AB (Sweden) (Class B Stock)	1,048	24,221
ALS Ltd. (Australia)	20,181	130,339
Amadeus Fire AG (Germany)	1,021	115,516
Bureau Veritas SA (France)	3,761	96,944
DKSH Holding AG (Switzerland)	1,384	93,902

A681

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Equifax, Inc.	1,074	$140,232
Experian PLC (United Kingdom)	105,893	2,719,126
Forrester Research, Inc.	1,005	46,130
FTI Consulting, Inc.*	1,072	78,460
Hays PLC (United Kingdom)	159,955	425,188
Huron Consulting Group, Inc.*	791	39,075
IHS Markit Ltd.*	5,598	302,068
Intertek Group PLC (United Kingdom)	2,654	172,605
Intertrust NV (Netherlands), 144A	8,608	159,184
ManpowerGroup, Inc.	15,890	1,365,904
McMillan Shakespeare Ltd. (Australia)	4,131	50,895
Meitec Corp. (Japan)	1,200	57,738
Nielsen Holdings PLC	5,968	165,075
Persol Holdings Co. Ltd. (Japan)	1,800	42,178
Randstad NV (Netherlands)	16,844	896,382
Recruit Holdings Co. Ltd. (Japan)	11,000	367,017
RELX PLC (United Kingdom)	11,955	251,622
SGS SA (Switzerland)	37	97,208
Sporton International, Inc. (Taiwan)	3,079	13,515
Stantec, Inc. (Canada)	2,700	67,163
Synergie SA (France)	157	5,931
Teleperformance (France)	790	149,195
TransUnion	1,106	81,379
Verisk Analytics, Inc.*(a)	1,228	148,035
Wolters Kluwer NV (Netherlands)	62,393	3,892,770

		14,173,633

Real Estate Management & Development — 1.2%
Aedas Homes SAU (Spain), 144A*	15,508	491,088
Aeon Mall Co. Ltd. (Japan)	4,420	75,869
Aliansce Shopping Centers SA (Brazil)*	2,800	10,296
Allreal Holding AG (Switzerland)*	959	153,902
Ascendas India Trust (Singapore), UTS	1,237,500	989,113
Attacq Ltd. (South Africa)*	24,578	26,909
Azrieli Group Ltd. (Israel)	2,536	129,254
Bangkok Land PCL (Thailand)	1,467,900	81,270
Bayside Land Corp. (Israel)	46	21,404
BR Malls Participacoes SA (Brazil)*	39,875	95,280
BR Properties SA (Brazil)*	7,500	14,263
C C Land Holdings Ltd. (Hong Kong)	322,000	79,663
CA Immobilien Anlagen AG (Austria)	3,421	122,015
Carnival Group International Holdings Ltd. (Hong Kong)*	890,000	25,438
Castellum AB (Sweden)	103,184	1,847,893
Cathay Real Estate Development Co. Ltd. (Taiwan)	54,400	32,791
Central China Real Estate Ltd. (China)	145,000	58,633
China Electronics Optics Valley Union Holding Co. Ltd. (China)	212,000	12,938
China Logistics Property Holdings Co. Ltd. (China), 144A*	151,000	52,865
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	63,349
China SCE Group Holdings Ltd. (China)	392,000	151,850
China Vanke Co. Ltd. (China) (Class H Stock)	94,027	310,673
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A*	42,000	20,106
Chong Hong Construction Co. Ltd. (Taiwan)	18,820	47,950

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
City Developments Ltd. (Singapore)	145,500	$971,019
CK Asset Holdings Ltd. (Hong Kong)	579,500	4,346,833
Country Group Development PCL (Thailand)*	580,100	26,368
Cushman & Wakefield PLC*	37,609	638,977
Daibiru Corp. (Japan)	2,600	27,375
Daito Trust Construction Co. Ltd. (Japan)	1,100	141,286
Da-Li Development Co. Ltd. (Taiwan)	13,047	12,133
Deutsche EuroShop AG (Germany)	3,652	118,189
Deutsche Wohnen SE (Germany)	7,506	359,738
Deyaar Development PJSC (United Arab Emirates)*	756,544	88,538
Emaar Malls PJSC (United Arab Emirates)	181,078	90,076
Entra ASA (Norway), 144A	97,663	1,403,039
EPP NV (Poland)	37,304	54,138
Etalon Group PLC (Russia), GDR	7,973	18,764
Fabege AB (Sweden)	21,154	292,913
Farglory Land Development Co. Ltd. (Taiwan)	43,000	45,250
Fastighets AB Balder (Sweden) (Class B Stock)*	4,793	132,720
First Capital Realty, Inc. (Canada)	5,400	81,524
Fullshare Holdings Ltd. (Hong Kong)*(a)	310,000	149,732
Glorious Property Holdings Ltd. (Hong Kong)*	576,000	29,614
Great Eagle Holdings Ltd. (Hong Kong)	14,000	69,884
Guorui Properties Ltd. (China)	100,000	25,933
Hang Lung Group Ltd. (Hong Kong)	47,000	124,892
Hanson International Tbk PT (Indonesia)*	2,093,800	18,299
Hemfosa Fastigheter AB (Sweden)	18,931	261,090
Henderson Land Development Co. Ltd. (Hong Kong)	55,478	278,595
Highwealth Construction Corp. (Taiwan)	79,000	125,296
Hong Pu Real Estate Development Co. Ltd. (Taiwan)	40,000	27,383
Hongkong Land Holdings Ltd. (Hong Kong)	51,200	338,991
Hopefluent Group Holdings Ltd. (China)	74,000	26,429
Hopson Development Holdings Ltd. (China)*	78,000	66,467
Huaku Development Co. Ltd. (Taiwan)	21,000	46,112
Huang Hsiang Construction Corp. (Taiwan)	9,000	7,906
Hung Sheng Construction Ltd. (Taiwan)	38,400	38,147
Hysan Development Co. Ltd. (Hong Kong)	37,000	186,967
Iguatemi Empresa de Shopping Centers SA (Brazil)	4,100	31,451
IMMOFINANZ AG (Austria)*	3,673	95,698
Instone Real Estate Group AG (Germany), 144A*	19,204	544,045
Intershop Holding AG (Switzerland)	435	219,422
IOI Properties Group Bhd (Malaysia)	241,500	97,357
Jiayuan International Group Ltd. (China)	58,000	99,502
Joy City Property Ltd. (China)	210,000	25,466
KEE TAI Properties Co. Ltd. (Taiwan)	96,000	45,321
Kerry Properties Ltd. (Hong Kong)	30,000	101,753
Kuoyang Construction Co. Ltd. (Taiwan)	43,000	17,301
LAMDA Development SA (Greece)*	3,395	25,307
LBS Bina Group Bhd (Malaysia)	50,380	9,873
LendLease Group (Australia)	8,815	125,138
Liu Chong Hing Investment Ltd. (Hong Kong)	40,000	60,642

A682

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
LPN Development PCL (Thailand)	71,700	$23,062
LSR Group PJSC (Russia), GDR	5,240	10,291
LVGEM China Real Estate Investment Co. Ltd. (China)	136,000	42,435
Mah Sing Group Bhd (Malaysia)	127,800	31,510
Matrix Concepts Holdings Bhd (Malaysia)	48,375	24,451
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	1
Mitsubishi Estate Co. Ltd. (Japan)	191,800	3,256,660
Mobimo Holding AG (Switzerland)	375	88,525
Multiplan Empreendimentos Imobiliarios SA (Brazil)	9,000	41,874
Nam Tai Property, Inc. (China)	2,185	21,522
Nexity SA (France)	1,597	88,189
OUE Ltd. (Singapore)	83,800	93,790
Parque Arauco SA (Chile)	33,700	87,345
Platinum Group PCL (The) (Thailand) (Class F Stock)	138,700	36,884
Powerlong Real Estate Holdings Ltd. (China)	181,000	76,745
PP Properti Tbk PT (Indonesia)	314,000	2,345
Prince Housing & Development Corp. (Taiwan)	198,000	70,741
Property Perfect PCL (Thailand)	965,700	31,063
PSP Swiss Property AG (Switzerland)	1,390	134,615
Puradelta Lestari Tbk PT (Indonesia)	194,000	1,711
Quality Houses PCL (Thailand)	472,600	50,574
Radium Life Tech Co. Ltd. (Taiwan)*	138,260	81,401
Realogy Holdings Corp.	2,861	59,051
Red Star Macalline Group Corp. Ltd. (China) (Class H Stock), 144A	119,839	115,068
Redco Group (China), 144A	52,000	26,499
Renhe Commercial Holdings Co. Ltd. (China)*	1,140,000	38,535
Robinsons Land Corp. (Philippines)	136,511	51,399
Ronshine China Holdings Ltd. (China)*	111,000	130,014
Ruentex Development Co. Ltd. (Taiwan)	72,000	84,319
S IMMO AG (Austria)	4,197	83,873
Sansiri PCL (Thailand)	564,600	28,998
Savills PLC (United Kingdom)	14,363	146,102
SC Asset Corp. PCL (Thailand)	293,900	33,110
Selvaag Bolig ASA (Norway)	6,178	29,342
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China) (Class B Stock)	13,000	15,362
Shanghai Lingang Holdings Corp. Ltd. (China) (Class B Stock)^	24,600	37,222
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	32,240	44,155
Shanghai Shibei Hi-Tech Co. Ltd. (China) (Class B Stock)	96,800	37,066
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	3,246
Shenzhen Investment Ltd. (China)	534,000	170,559
Shenzhen SEG Co. Ltd. (China) (Class B Stock)	34,400	12,506
Shining Building Business Co. Ltd. (Taiwan)*	27,562	10,883

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Shui On Land Ltd. (China)	711,500	$165,370
Siam Future Development PCL (Thailand)	152,324	41,257
Sinyi Realty, Inc. (Taiwan)	18,658	20,673
Skyfame Realty Holdings Ltd. (China)	36,000	22,583
SM Prime Holdings, Inc. (Philippines)	78,200	52,317
SOHO China Ltd. (China)	247,000	95,978
Sonae Sierra Brasil SA (Brazil)	2,400	11,695
SP Setia Bhd Group (Malaysia)	43,500	28,310
St. Joe Co. (The)*	3,082	51,778
St. Modwen Properties PLC (United Kingdom)	2,340	11,580
Sumitomo Realty & Development Co. Ltd. (Japan)	67,000	2,403,777
Sun Hung Kai Properties Ltd. (Hong Kong)	247,000	3,593,288
Sunway Bhd (Malaysia)	181,699	66,312
Supalai PCL (Thailand)	72,400	54,415
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,000	153,398
Swire Properties Ltd. (Hong Kong)	59,800	226,403
Swiss Prime Site AG (Switzerland)	1,878	159,988
TAG Immobilien AG (Germany)	15,623	371,411
Taiwan Land Development Corp. (Taiwan)*	183,882	54,506
Times China Holdings Ltd. (China)	102,000	109,119
United Development Co. QSC (Qatar)	24,873	94,996
UOA Development Bhd (Malaysia)	37,500	20,835
Vista Land & Lifescapes, Inc. (Philippines)	459,200	51,676
Vonovia SE (Germany)	84,966	4,150,523
WHA Corp. PCL (Thailand)	475,750	64,183
Wihlborgs Fastigheter AB (Sweden)	2,674	32,177
Xinyuan Real Estate Co. Ltd. (China), ADR	7,300	32,923
Yanlord Land Group Ltd. (Singapore)	589,100	638,553
Yida China Holdings Ltd. (China)	172,000	58,728
Ying Li International Real Estate Ltd. (Singapore)*	225,700	15,512
Yuzhou Properties Co. Ltd. (China)	287,000	116,800
Zall Smart Commerce Group Ltd. (China)	115,000	86,710

		35,594,522

Road & Rail — 0.6%
Aurizon Holdings Ltd. (Australia)	21,704	64,422
BTS Group Holdings PCL (Thailand)	346,100	99,559
Canadian National Railway Co. (Canada)	21,900	1,965,092
Canadian Pacific Railway Ltd. (Canada)	12,100	2,559,581
CAR, Inc. (China)*	48,000	38,007
Central Japan Railway Co. (Japan)	4,700	978,010
CJ Logistics Corp. (South Korea)*	343	48,844
ComfortDelGro Corp. Ltd. (Singapore)	44,000	78,233
Cosan Logistica SA (Brazil)*	6,900	17,393
CSX Corp.	2,290	169,575
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)	76,000	33,738
DSV A/S (Denmark)	2,010	182,560
East Japan Railway Co. (Japan)	8,000	742,671
eHi Car Services Ltd. (China), ADR*	5,100	57,885
Evergreen International Storage & Transport Corp. (Taiwan)	87,000	38,451
Firstgroup PLC (United Kingdom)*	70,490	83,622
Globaltrans Investment PLC (Russia), GDR	7,352	75,585

A683

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Guangshen Railway Co. Ltd. (China) (Class H Stock)	114,000	$50,983
Hamakyorex Co. Ltd. (Japan)	11,300	411,065
Hankyu Hanshin Holdings, Inc. (Japan)	4,400	155,913
Heartland Express, Inc.	2,036	40,170
Hitachi Transport System Ltd. (Japan)	2,700	75,823
Ichinen Holdings Co. Ltd. (Japan)	10,200	133,860
J.B. Hunt Transport Services, Inc.	865	102,883
Kansas City Southern	1,516	171,732
Keikyu Corp. (Japan)	2,500	45,546
Keio Corp. (Japan)	3,400	186,020
Keisei Electric Railway Co. Ltd. (Japan)	4,300	151,264
Kintetsu Group Holdings Co. Ltd. (Japan)	1,300	52,244
Knight-Swift Transportation Holdings, Inc.	3,150	108,611
Landstar System, Inc.	380	46,359
Localiza Rent a Car SA (Brazil)	5,985	33,878
MTR Corp. Ltd. (Hong Kong)	24,730	130,099
Nagoya Railroad Co. Ltd. (Japan)	4,600	113,867
Nankai Electric Railway Co. Ltd. (Japan)	2,600	65,280
National Express Group PLC (United Kingdom)	22,977	117,276
Nikkon Holdings Co. Ltd. (Japan)	13,700	354,994
Nippon Express Co. Ltd. (Japan)	2,700	177,098
Nobina AB (Sweden), 144A	2,291	16,408
Norfolk Southern Corp.	26,856	4,847,508
Odakyu Electric Railway Co. Ltd. (Japan)	4,500	106,404
Old Dominion Freight Line, Inc.	865	139,490
PKP Cargo SA (Poland)*	3,308	42,908
Sankyu, Inc. (Japan)	1,600	89,768
Seino Holdings Co. Ltd. (Japan)	21,000	317,025
Senko Group Holdings Co. Ltd. (Japan)	8,000	66,554
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China) (Class B Stock)	5,400	5,558
TFI International, Inc. (Canada)	2,400	87,107
Tobu Railway Co. Ltd. (Japan)	6,000	177,339
Tokyu Corp. (Japan)	14,000	255,932
Union Pacific Corp.	7,673	1,249,395
Werner Enterprises, Inc.	2,409	85,158
West Japan Railway Co. (Japan)	4,300	299,405

		17,744,152

Semiconductors & Semiconductor Equipment — 1.1%
A-DATA Technology Co. Ltd. (Taiwan)	27,000	43,442
ams AG (Austria)*	1,688	94,232
Analog Devices, Inc.	41,116	3,801,585
Applied Materials, Inc.	23,325	901,511
ASE Technology Holding Co. Ltd. (Taiwan)*	257,500	627,773
ASML Holding NV (Netherlands)	25,388	4,734,698
Chen Full International Co. Ltd. (Taiwan)	15,000	18,574
Chipbond Technology Corp. (Taiwan)	30,000	58,079
ChipMOS Techinologies, Inc. (Taiwan)*	44,000	34,174
Cirrus Logic, Inc.*	761	29,375
Daqo New Energy Corp. (China), ADR*	900	23,499
Disco Corp. (Japan)	400	66,742
Elan Microelectronics Corp. (Taiwan)	17,000	28,404
Everlight Electronics Co. Ltd. (Taiwan)	51,000	52,152
Formosa Advanced Technologies Co. Ltd. (Taiwan)	25,000	27,533

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
GCL-Poly Energy Holdings Ltd. (China)*	2,238,000	$157,473
Gigasolar Materials Corp. (Taiwan)	3,000	12,905
Global Lighting Technologies, Inc. (Taiwan)	24,000	30,187
Greatek Electronics, Inc. (Taiwan)	26,000	42,879
Hanergy Thin Film Power Group Ltd. (China)*^	148,000	—
Himax Technologies, Inc. (Taiwan), ADR(a)	4,700	27,635
Holtek Semiconductor, Inc. (Taiwan)	9,000	23,396
Hua Hong Semiconductor Ltd. (China), 144A	32,000	68,888
Infineon Technologies AG (Germany)	64,545	1,463,463
Intel Corp.	63,721	3,013,366
JinkoSolar Holding Co. Ltd. (China), ADR*	3,900	42,003
King Yuan Electronics Co. Ltd. (Taiwan)	93,000	62,093
KLA-Tencor Corp.	1,548	157,447
Kulicke & Soffa Industries, Inc. (Singapore)	2,624	62,556
Lam Research Corp.(a)	24,712	3,748,810
LandMark Optoelectronics Corp. (Taiwan)	1,000	9,372
Maxim Integrated Products, Inc.	1,851	104,378
Megachips Corp. (Japan)	2,900	60,884
Mellanox Technologies Ltd. (Israel)	691	50,754
MKS Instruments, Inc.	1,457	116,779
Novatek Microelectronics Corp. (Taiwan)	24,000	118,918
NuFlare Technology, Inc. (Japan)	300	15,557
NXP Semiconductors NV (Netherlands)	8,104	692,891
Orient Semiconductor Electronics Ltd. (Taiwan)*	97,000	35,624
Phison Electronics Corp. (Taiwan)	10,000	79,604
Powertech Technology, Inc. (Taiwan)	51,000	138,999
Qorvo, Inc.*	2,149	165,237
QUALCOMM, Inc.(a)	15,985	1,151,400
Radiant Opto-Electronics Corp. (Taiwan)	35,000	79,193
Rambus, Inc.*	1,799	19,627
Realtek Semiconductor Corp. (Taiwan)	12,000	53,423
Rudolph Technologies, Inc.*	1,742	42,592
Semiconductor Manufacturing International Corp. (China)*	205,800	221,814
Shinko Electric Industries Co. Ltd. (Japan)	22,000	184,878
Sigurd Microelectronics Corp. (Taiwan)	31,000	34,423
Silergy Corp. (China)	9,000	162,278
Silicon Motion Technology Corp. (Taiwan), ADR	1,800	96,660
Siltronic AG (Germany)	2,740	334,756
Sitronix Technology Corp. (Taiwan)	12,000	33,019
SK Hynix, Inc. (South Korea)	21,568	1,422,637
Solartech Energy Corp. (Taiwan)	51,000	17,687
Sonix Technology Co. Ltd. (Taiwan)	12,000	11,878
STMicroelectronics NV (Switzerland), (CHI-X)	28,633	522,164
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	127,600	5,634,816
Taiwan Surface Mounting Technology Corp. (Taiwan)	49,000	64,236
Topco Scientific Co. Ltd. (Taiwan)	11,762	27,269
Tyntek Corp. (Taiwan)	37,000	22,716
United Microelectronics Corp. (Taiwan)	1,197,000	633,246
Vanguard International Semiconductor Corp. (Taiwan)	35,000	77,898
Visual Photonics Epitaxy Co. Ltd. (Taiwan)	6,750	16,869

A684

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xilinx, Inc.	1,908	$152,964
Xinyi Solar Holdings Ltd. (China)	214,000	65,831
Xperi Corp.	1,015	15,073
Youngtek Electronics Corp. (Taiwan)	12,130	17,757

		32,160,975

Software — 1.5%
Activision Blizzard, Inc.	4,962	412,789
Adobe Systems, Inc.*	19,436	5,246,748
Alfa Financial Software Holdings PLC (United Kingdom), 144A*	14,679	26,192
Altium Ltd. (Australia)	21,587	426,789
ANSYS, Inc.*	955	178,279
Asseco Poland SA (Poland)	12,244	158,324
AVEVA Group PLC (United Kingdom)	2,373	89,603
Broadleaf Co. Ltd. (Japan)	17,400	125,640
CA, Inc.	2,940	129,801
Cadence Design Systems, Inc.*	2,956	133,966
Capcom Co. Ltd. (Japan)	2,200	55,914
CD Projekt SA (Poland)*	1,089	55,360
Changyou.com Ltd. (China), ADR	3,000	39,599
Check Point Software Technologies Ltd. (Israel)*(a)	1,934	227,574
Cheetah Mobile, Inc. (China), ADR*	5,800	57,013
Citrix Systems, Inc.*	32,940	3,661,610
Computer Engineering & Consulting Ltd. (Japan)	2,800	68,441
Cyberlink Corp. (Taiwan)	11,000	25,942
Dassault Systemes SE (France)	1,164	174,191
Dell Technologies, Inc. (Class V Stock)*	3,276	318,165
Descartes Systems Group, Inc. (The) (Canada)*	9,800	332,396
Electronic Arts, Inc.*	2,529	304,719
Fortinet, Inc.*	36,382	3,356,967
Fuji Soft, Inc. (Japan)	2,500	126,588
Fukui Computer Holdings, Inc. (Japan)	4,200	81,206
Gemalto NV (Netherlands)*	2,629	153,270
Gunosy, Inc. (Japan)*	1,500	26,382
Intuit, Inc.	19,636	4,465,226
IRESS Ltd. (Australia)	9,229	84,713
ISB Corp. (Japan)	3,400	65,837
Konami Holdings Corp. (Japan)	2,100	82,071
Linx SA (Brazil)*	1,900	7,654
Logo Yazilim Sanayi Ve Ticaret A/S (Turkey)*	1,842	10,580
Micro Focus International PLC (United Kingdom)	4,763	88,603
Microsoft Corp.	44,317	5,068,535
MTI Ltd. (Japan)	9,800	54,233
National Agricultural Holdings Ltd. (China)*^	100,000	2,310
Nemetschek SE (Germany)	1,193	174,549
NetDragon Websoft Holdings Ltd. (Hong Kong)	14,000	29,275
NSD Co. Ltd. (Japan)	5,700	126,589
Open Text Corp. (Canada)	35,600	1,354,655
Oracle Corp.	34,970	1,803,053
Sage Group PLC (The) (United Kingdom)	19,794	151,245
salesforce.com, Inc.*	2,224	353,683
SAP SE (Germany)	11,643	1,432,326

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
ServiceNow, Inc.*	20,421	$3,994,960
Shanghai Baosight Software Co. Ltd. (China) (Class B Stock)	13,500	24,511
SimCorp A/S (Denmark)	197	17,040
Software AG (Germany)	12,794	581,721
Splunk, Inc.*	31,846	3,850,500
Square Enix Holdings Co. Ltd. (Japan)	1,700	70,363
SS&C Technologies Holdings, Inc.	2,854	162,193
Symantec Corp.	8,075	171,836
Synopsys, Inc.*	1,846	182,034
Take-Two Interactive Software, Inc.*	871	120,189
Temenos AG (Switzerland)*	20,933	3,387,258
TOTVS SA (Brazil)	3,686	23,091
Trend Micro, Inc. (Japan)	1,400	89,977
Ubisoft Entertainment SA (France)*	880	95,249
Verint Systems, Inc.*	2,244	112,424
VMware, Inc. (Class A Stock)*	2,061	321,640
WiseTech Global Ltd. (Australia)	43,259	689,273
Zynga, Inc. (Class A Stock)*	13,437	53,882

		45,296,746

Specialty Retail — 0.5%
Aaron’s, Inc.	1,615	87,953
Ace Hardware Indonesia Tbk PT (Indonesia)	145,500	14,070
Adastria Co. Ltd. (Japan)	1,580	21,081
Advance Auto Parts, Inc.	778	130,961
Alpen Co. Ltd. (Japan)	10,900	193,261
American Eagle Outfitters, Inc.	2,918	72,454
AOKI Holdings, Inc. (Japan)	2,600	35,540
Aoyama Trading Co. Ltd. (Japan)	5,000	153,575
Arcland Sakamoto Co. Ltd. (Japan)	2,500	33,964
Autobacs Seven Co. Ltd. (Japan)	3,200	54,881
Bed Bath & Beyond, Inc.(a)	3,312	49,679
Best Buy Co., Inc.	50,105	3,976,333
Bic Camera, Inc. (Japan)	13,700	190,505
Buckle, Inc. (The)(a)	852	19,639
CarMax, Inc.*	1,615	120,592
Cashbuild Ltd. (South Africa)	1,238	25,616
Cato Corp. (The) (Class A Stock)	1,044	21,945
Chico’s FAS, Inc.	3,436	29,790
Children’s Place, Inc. (The)	397	50,737
China Rundong Auto Group Ltd. (China), 144A*	39,000	13,162
China Yongda Automobiles Services Holdings Ltd. (China)	135,500	122,143
Chiyoda Co. Ltd. (Japan)	1,400	27,508
Cia Hering (Brazil)	3,500	15,435
DCM Holdings Co. Ltd. (Japan)	6,600	59,959
Dick’s Sporting Goods, Inc.	2,412	85,578
DNA 2002 PCL (Thailand)*	136,400	2,879
DSW, Inc. (Class A Stock)	1,601	54,242
Fast Retailing Co. Ltd. (Japan)	400	203,699
FF Group (Greece)*	5,768	13,093
Fielmann AG (Germany)	1,266	76,131
Foot Locker, Inc.	2,430	123,881
GameStop Corp. (Class A Stock)	3,168	48,375
Gap, Inc. (The)	3,701	106,774
Geo Holdings Corp. (Japan)	7,500	113,362

A685

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Giordano International Ltd. (Hong Kong)	274,000	$137,717
GOME Retail Holdings Ltd. (China)*(a)	1,224,000	125,114
Grand Baoxin Auto Group Ltd. (China)	414,500	122,160
Haverty Furniture Cos., Inc.	1,125	24,863
Hengdeli Holdings Ltd. (Hong Kong)*	324,000	13,075
Hennes & Mauritz AB (Sweden) (Class B Stock)	16,180	298,428
Home Depot, Inc. (The)	394	81,617
Home Product Center PCL (Thailand)	115,848	56,591
Honeys Holdings Co. Ltd. (Japan)	3,070	27,619
Hotai Motor Co. Ltd. (Taiwan)	9,000	77,015
Industria de Diseno Textil SA (Spain)	8,980	271,559
IT Ltd. (Hong Kong)	16,000	8,623
JB Hi-Fi Ltd. (Australia)	4,047	73,530
JD Sports Fashion PLC (United Kingdom)	102,648	614,370
JUMBO SA (Greece)	7,009	104,128
Kingfisher PLC (United Kingdom)	74,683	250,493
Kohnan Shoji Co. Ltd. (Japan)	11,700	295,659
Komeri Co. Ltd. (Japan)	2,100	49,074
K’s Holdings Corp. (Japan)	4,300	51,972
Lewis Group Ltd. (South Africa)	10,432	23,606
Lowe’s Cos., Inc.	5,405	620,602
Luk Fook Holdings International Ltd. (Hong Kong)	57,000	198,369
M.Video PJSC (Russia)*	6,830	42,799
Monro, Inc.	631	43,918
Murphy USA, Inc.*	899	76,829
Nitori Holdings Co. Ltd. (Japan)	800	114,649
Nojima Corp. (Japan)	1,400	30,662
O’Reilly Automotive, Inc.*	961	333,775
Petrobras Distribuidora SA (Brazil)	8,300	40,015
Pou Sheng International Holdings Ltd. (Hong Kong)*	283,000	56,338
Rent-A-Center, Inc.*	2,167	31,161
Ross Stores, Inc.	2,383	236,155
Sa Sa International Holdings Ltd. (Hong Kong)	354,000	196,325
Sanrio Co. Ltd. (Japan)	1,500	30,395
Senao International Co. Ltd. (Taiwan)	12,000	15,958
Shimachu Co. Ltd. (Japan)	1,200	38,754
Shimamura Co. Ltd. (Japan)	600	56,777
Siam Global House PCL (Thailand)	64,082	41,630
Signet Jewelers Ltd.	1,726	113,795
Super Group Ltd. (South Africa)*	22,070	62,361
Super Retail Group Ltd. (Australia)	116,004	742,565
Superdry PLC (United Kingdom)	1,614	22,887
Symphony Holdings Ltd. (Hong Kong)	330,000	44,941
Tiffany & Co.	341	43,979
Tiphone Mobile Indonesia Tbk PT (Indonesia)	43,800	2,152
TJX Cos., Inc. (The)	4,779	535,344
Tractor Supply Co.	1,276	115,963
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	25,000	18,342
Ulta Beauty, Inc.*	437	123,286
Urban Outfitters, Inc.*	1,456	59,550
USS Co. Ltd. (Japan)	1,700	31,510
Valora Holding AG (Switzerland)	329	88,271
WH Smith PLC (United Kingdom)	12,098	324,917
Williams-Sonoma, Inc.(a)	1,317	86,553

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Xebio Holdings Co. Ltd. (Japan)	2,400	$34,971
Yamada Denki Co. Ltd. (Japan)	22,000	111,300
Yellow Hat Ltd. (Japan)	1,900	50,800
Zhongsheng Group Holdings Ltd. (China)	45,000	109,278

		13,983,886

Technology Hardware, Storage & Peripherals — 0.9%
Advantech Co. Ltd. (Taiwan)	10,555	78,675
Apple, Inc.	59,569	13,447,106
Asustek Computer, Inc. (Taiwan)	63,000	544,738
Aten International Co. Ltd. (Taiwan)	8,000	21,475
AURAS Technology Co. Ltd. (Taiwan)	6,000	9,884
Axiomtek Co. Ltd. (Taiwan)	5,000	9,301
BOE Technology Group Co. Ltd. (China) (Class B Stock)	98,600	37,375
Canon, Inc. (Japan)	19,600	621,994
Chicony Electronics Co. Ltd. (Taiwan)	42,778	86,507
Clevo Co. (Taiwan)	93,000	88,396
Compal Electronics, Inc. (Taiwan)	488,000	302,934
Eizo Corp. (Japan)	2,000	90,439
Elitegroup Computer Systems Co. Ltd. (Taiwan)	59,216	30,019
Foxconn Technology Co. Ltd. (Taiwan)	94,000	229,165
FUJIFILM Holdings Corp. (Japan)	13,100	589,636
Getac Technology Corp. (Taiwan)	30,000	39,335
Gigabyte Technology Co. Ltd. (Taiwan)	30,000	47,523
HTC Corp. (Taiwan)*	63,000	83,952
Ibase Technology, Inc. (Taiwan)	10,355	13,656
IEI Integration Corp. (Taiwan)	14,094	17,653
Inventec Corp. (Taiwan)	217,000	194,891
Jess-Link Products Co. Ltd. (Taiwan)	8,250	6,551
Konica Minolta, Inc. (Japan)	14,200	151,011
Legend Holdings Corp. (China) (Class H Stock), 144A	108,400	332,440
Lenovo Group Ltd. (China)	360,000	263,090
Lite-On Technology Corp. (Taiwan)	188,261	236,721
Logitech International SA (Switzerland)	18,811	837,124
Meitu, Inc. (China), 144A*	75,500	52,905
Melco Holdings, Inc. (Japan)	1,700	61,282
Mitac Holdings Corp. (Taiwan)	129,921	120,894
Netronix, Inc. (Taiwan)	2,000	2,414
Pegatron Corp. (Taiwan)	195,000	390,209
Qisda Corp. (Taiwan)	156,000	102,100
Quanta Computer, Inc. (Taiwan)	197,000	343,616
Ricoh Co. Ltd. (Japan)	58,700	629,851
Riso Kagaku Corp. (Japan)	4,200	101,408
Ritek Corp. (Taiwan)*	268,489	120,404
Samsung Electronics Co. Ltd. (South Korea)	136,982	5,733,674
Sunrex Technology Corp. (Taiwan)	38,314	20,177
Transcend Information, Inc. (Taiwan)	18,000	41,320
TSC Auto ID Technology Co. Ltd. (Taiwan)	1,000	7,780
Wistron Corp. (Taiwan)	284,106	185,504

		26,325,129

Textiles, Apparel & Luxury Goods — 0.4%
361 Degrees International Ltd. (China)	99,000	25,195
adidas AG (Germany)	13,022	3,181,535
Aksa Akrilik Kimya Sanayii A/S (Turkey)	3,987	6,612

A686

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
ANTA Sports Products Ltd. (China)	30,000	$144,345
Asics Corp. (Japan)	3,200	47,642
Best Pacific International Holdings Ltd. (China)	32,000	10,623
Bosideng International Holdings Ltd. (Hong Kong)	698,000	98,029
Brunello Cucinelli SpA (Italy)	1,133	44,145
Burberry Group PLC (United Kingdom)	20,640	542,292
C.Banner International Holdings Ltd. (China)*	58,000	4,058
Carter’s, Inc.	621	61,231
CCC SA (Poland)	845	50,324
China Dongxiang Group Co. Ltd. (China)	624,000	104,281
China Lilang Ltd. (China)	52,000	48,781
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)*	136,000	29,208
Cosmo Lady China Holdings Co. Ltd. (China), 144A	79,000	34,781
De Licacy Industrial Co. Ltd. (Taiwan)	33,606	24,449
Deckers Outdoor Corp.*	558	66,168
Eclat Textile Co. Ltd. (Taiwan)	6,000	74,433
Everest Textile Co. Ltd. (Taiwan)*	24,398	11,434
Feng TAY Enterprise Co. Ltd. (Taiwan)	13,896	85,579
Fila Korea Ltd. (South Korea)	2,412	97,844
Formosa Taffeta Co. Ltd. (Taiwan)	117,000	142,526
Forus SA (Chile)	3	8
Fuguiniao Co. Ltd. (China) (Class H Stock)*^	50,000	1
Gildan Activewear, Inc. (Canada)	4,300	130,833
Guararapes Confeccoes SA (Brazil)*	700	18,005
Gunze Ltd. (Japan)	1,500	75,357
Handsome Co. Ltd. (South Korea)	1,910	64,323
Hanesbrands, Inc.(a)	3,791	69,868
Hansae Co. Ltd. (South Korea)	1,986	38,912
Hermes International (France)	582	385,118
Kering SA (France)	4,072	2,182,731
Kurabo Industries Ltd. (Japan)	8,500	230,615
Kwong Fong Industries Corp. (Taiwan)	19,666	9,955
Lao Feng Xiang Co. Ltd. (China) (Class B Stock)	6,500	21,164
Lealea Enterprise Co. Ltd. (Taiwan)	116,258	41,985
LF Corp. (South Korea)	3,263	76,607
Li Ning Co. Ltd. (China)*	95,791	90,846
Li Peng Enterprise Co. Ltd. (Taiwan)*	129,650	40,145
Lululemon Athletica, Inc.*	677	110,006
Luthai Textile Co. Ltd. (China) (Class B Stock)	23,800	28,259
Luxottica Group SpA (Italy)	1,234	83,762
LVMH Moet Hennessy Louis Vuitton SE (France)	2,676	945,966
Makalot Industrial Co. Ltd. (Taiwan)	9,731	48,354
MC Group PCL (Thailand)	30,600	12,126
Michael Kors Holdings Ltd.*	2,102	144,113
Nan Liu Enterprise Co. Ltd. (Taiwan)	2,000	10,324
NIKE, Inc. (Class B Stock)	9,649	817,463
Onward Holdings Co. Ltd. (Japan)	5,200	34,825
OVS SpA (Italy), 144A*	24,728	70,796
Paiho Shih Holdings Corp. (Taiwan)	7,128	12,280
Pan Brothers Tbk PT (Indonesia)	461,700	17,041

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Pandora A/S (Denmark)	1,935	$120,735
Pou Chen Corp. (Taiwan)	282,000	297,911
PRADA SpA (Italy)	15,600	74,921
Puma SE (Germany)	124	61,145
PVH Corp.	685	98,914
Ralph Lauren Corp.	926	127,371
Roo Hsing Co. Ltd. (Taiwan)*	27,000	10,676
Ruentex Industries Ltd. (Taiwan)	51,000	101,504
Samsonite International SA, 144A*	32,400	120,464
Sanyo Shokai Ltd. (Japan)	1,500	29,280
Seiko Holdings Corp. (Japan)	6,900	194,078
Shenzhou International Group Holdings Ltd. (China)	21,000	270,660
Sri Rejeki Isman Tbk PT (Indonesia)	667,800	15,440
Tainan Spinning Co. Ltd. (Taiwan)	199,143	86,788
Tapestry, Inc.	2,921	146,839
Texwinca Holdings Ltd. (Hong Kong)	48,000	18,847
Toung Loong Textile Manufacturing (Taiwan)	5,000	7,828
TSI Holdings Co. Ltd. (Japan)	7,800	56,822
VF Corp.	2,310	215,870
Wacoal Holdings Corp. (Japan)	11,000	315,352
Xtep International Holdings Ltd. (China)	118,000	68,306
Yondoshi Holdings, Inc. (Japan)	1,400	29,298
Youngone Corp. (South Korea)	1,621	57,685
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	22,000	61,151
Zig Sheng Industrial Co. Ltd. (Taiwan)	124,000	42,959

		13,378,147

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	5,649	235,942
Capitol Federal Financial, Inc.	6,201	79,001
Deutsche Pfandbriefbank AG (Germany), 144A	8,082	120,771
Genworth MI Canada, Inc. (Canada)(a)	2,800	92,325
Kearny Financial Corp.	7,594	105,177
MGIC Investment Corp.*	8,381	111,551
New York Community Bancorp, Inc.	11,148	115,605
Northwest Bancshares, Inc.	4,163	72,103
OneSavings Bank PLC (United Kingdom)	25,901	137,068
Oritani Financial Corp.	3,902	60,676
Paragon Banking Group PLC (United Kingdom)	68,633	428,298
Provident Financial Services, Inc.	4,048	99,378
Radian Group, Inc.	5,818	120,258
Walker & Dunlop, Inc.	1,342	70,965
Washington Federal, Inc.	4,253	136,096

		1,985,214

Tobacco — 0.5%
Altria Group, Inc.	20,321	1,225,560
British American Tobacco Malaysia Bhd (Malaysia)	1,200	9,203
British American Tobacco PLC (United Kingdom)	35,669	1,664,528
British American Tobacco PLC (United Kingdom), ADR	5,070	236,414
Gudang Garam Tbk PT (Indonesia)	15,700	78,096

A687

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	100,300	$25,918
Imperial Brands PLC (United Kingdom)	50,774	1,761,379
Japan Tobacco, Inc. (Japan)	20,100	525,424
KT&G Corp. (South Korea)	2,786	260,869
Philip Morris International, Inc.	62,890	5,128,051
Scandinavian Tobacco Group A/S (Denmark), 144A	1,181	18,121
Swedish Match AB (Sweden)	50,846	2,600,918
Universal Corp.	1,341	87,165

		13,621,646

Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	4,700	270,343
AKR Corporindo Tbk PT (Indonesia)	65,800	16,245
BayWa AG (Germany)	2,600	86,616
Beacon Roofing Supply, Inc.*	1,412	51,100
Bossard Holding AG (Switzerland) (Class A Stock)	124	24,568
Brenntag AG (Germany)	2,975	183,390
Bunzl PLC (United Kingdom)	6,667	209,604
China Aircraft Leasing Group Holdings Ltd. (China)	33,500	36,353
Cramo OYJ (Finland)	7,293	164,766
Diploma PLC (United Kingdom)	9,386	173,741
Fastenal Co.	1,854	107,569
Ferguson PLC (Switzerland)	2,687	227,776
Ferreycorp SAA (Peru)	122,136	86,868
Fly Leasing Ltd. (Ireland), ADR*	2,864	40,382
Greater China Financial Holdings Ltd. (Hong Kong)*	540,000	14,394
Hudaco Industries Ltd. (South Africa)	991	10,138
Inaba Denki Sangyo Co. Ltd. (Japan)	4,700	207,691
Inabata & Co. Ltd. (Japan)	5,300	81,419
Invicta Holdings Ltd. (South Africa)	2,184	5,427
ITOCHU Corp. (Japan)(a)	92,500	1,691,636
Iwatani Corp. (Japan)	2,600	92,551
Kloeckner & Co. SE (Germany)	36,551	421,601
Lumax International Corp. Ltd. (Taiwan)	8,100	18,642
Marubeni Corp. (Japan)	62,000	566,895
Mitsubishi Corp. (Japan)	45,600	1,403,848
Mitsui & Co. Ltd. (Japan)	64,100	1,138,805
MSC Industrial Direct Co., Inc. (Class A Stock)	858	75,598
Nagase & Co. Ltd. (Japan)	26,900	472,060
Nishio Rent All Co. Ltd. (Japan)	2,100	70,108
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (China) (Class B Stock)	15,500	21,181
Sojitz Corp. (Japan)	68,900	248,473
Sumitomo Corp. (Japan)	277,600	4,621,188
Tomoe Engineering Co. Ltd. (Japan)	2,200	44,776
Toromont Industries Ltd. (Canada)	2,000	103,387
Trencor Ltd. (South Africa)	13,094	26,418
W.W. Grainger, Inc.	395	141,177
Wakita & Co. Ltd. (Japan)	8,400	103,872
Watsco, Inc.	569	101,339
WESCO International, Inc.*	1,425	87,566

		13,449,511

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	1,194	$206,868
Aeroports de Paris (France)	592	133,389
Airports of Thailand PCL (Thailand)	82,300	166,816
Anhui Expressway Co. Ltd. (China) (Class H Stock)	14,000	8,492
ASTM SpA (Italy)	4,059	87,904
Atlantia SpA (Italy)	4,418	91,629
Auckland International Airport Ltd. (New Zealand)	20,607	99,681
Bangkok Expressway & Metro PCL (Thailand)	228,600	61,482
BBA Aviation PLC (United Kingdom)	30,002	117,242
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	208,000	252,316
CCR SA (Brazil)	22,600	46,951
China Merchants Port Holdings Co. Ltd. (China)	144,000	275,805
COSCO Shipping International Hong Kong Co. Ltd. (China)	100,000	36,199
COSCO Shipping Ports Ltd. (China)	248,000	272,975
DP World Ltd. (United Arab Emirates)	4,288	81,711
EcoRodovias Infraestrutura e Logistica SA (Brazil)	5,200	9,168
Enav SpA (Italy), 144A	82,824	403,173
Flughafen Wien AG (Austria)	2,252	91,285
Flughafen Zurich AG (Switzerland)	2,741	553,871
Fraport AG Frankfurt Airport Services Worldwide (Germany)	901	79,391
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	6,900	49,315
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	7,100	77,677
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	426	87,385
Guangdong Provincial Expressway Development Co. Ltd. (China) (Class B Stock)	60,100	47,159
Hamburger Hafen und Logistik AG (Germany)	2,390	56,088
Hutchison Port Holdings Trust (Hong Kong) (Class U Stock), UTS	230,000	57,501
Jasa Marga Persero Tbk PT (Indonesia)	76,800	23,055
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	74,000	94,900
Kamigumi Co. Ltd. (Japan)	2,500	55,047
Macquarie Infrastructure Corp.	1,603	73,946
Mitsubishi Logistics Corp. (Japan)	4,000	103,280
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	5,675	60,404
Promotora y Operadora de Infraestructura SAB de CV (Mexico) (Class L Stock)	1,700	13,217
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A*	212,000	150,339
Qinhuangdao Port Co. Ltd. (China) (Class H Stock)	188,500	42,645
Regal International Airport Group Co. Ltd. (China) (Class H Stock)	34,000	29,901
Santos Brasil Participacoes SA (Brazil)*	10,500	6,890
SATS Ltd. (Singapore)	18,100	69,082

A688

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	52,000	$52,195
Shenzhen International Holdings Ltd. (China)	80,000	165,066
Sociedad Matriz SAAM SA (Chile)	513,004	49,013
Societa Iniziative Autostradali e Servizi SpA (Italy)	4,972	73,559
TAV Havalimanlari Holding A/S (Turkey)	5,250	27,238
Transurban Group (Australia)	9,774	79,241
Westports Holdings Bhd (Malaysia)	21,300	19,542
Yuexiu Transport Infrastructure Ltd. (China)	58,000	46,080
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	316,000	262,797

		4,948,910

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	37,613	20,816
American States Water Co.	1,972	120,568
American Water Works Co., Inc.	1,663	146,294
Aqua America, Inc.	3,148	116,161
Athens Water Supply & Sewage Co. SA (Greece)	4,519	28,531
Beijing Enterprises Water Group Ltd. (China)*	350,000	186,711
California Water Service Group	3,018	129,472
China Water Affairs Group Ltd. (Hong Kong)	80,000	89,730
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	13,100	77,289
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	3,500	33,791
Cia de Saneamento do Parana (Brazil), UTS*	6,300	64,661
CT Environmental Group Ltd. (China)	198,000	23,031
Guangdong Investment Ltd. (China)	162,000	287,927
Inversiones Aguas Metropolitanas SA (Chile)	24,639	36,650
Manila Water Co., Inc. (Philippines)	71,500	32,534
Pennon Group PLC (United Kingdom)	11,776	109,551
Severn Trent PLC (United Kingdom)	3,885	93,687
SIIC Environment Holdings Ltd. (Singapore)*	123,020	25,696
TTW PCL (Thailand)	128,100	48,299
United Utilities Group PLC (United Kingdom)	13,521	124,109

		1,795,508

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	18,500	114,999
America Movil SAB de CV (Mexico) (Class L Stock), ADR	25,505	409,610
Axiata Group Bhd (Malaysia)	146,900	161,414
China Mobile Ltd. (China)	476,000	4,702,606
DiGi.Com Bhd (Malaysia)	7,600	8,849
Empresa Nacional de Telecomunicaciones SA (Chile)	7,443	63,270
Far EasTone Telecommunications Co. Ltd. (Taiwan)	52,000	123,864
Freenet AG (Germany)	4,276	102,549
KDDI Corp. (Japan)	81,800	2,260,700

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Maxis Bhd (Malaysia)	33,200	$46,816
Millicom International Cellular SA (Colombia), SDR	1,483	85,100
Mobile TeleSystems PJSC (Russia), ADR	18,655	159,127
MTN Group Ltd. (South Africa)	60,255	372,801
NTT DOCOMO, Inc. (Japan)	21,300	572,294
Orange Belgium SA (Belgium)	1,604	25,216
PLDT, Inc. (Philippines), ADR	2,755	70,804
Rogers Communications, Inc. (Canada) (Class B Stock)	3,400	174,863
SK Telecom Co. Ltd. (South Korea)	1,275	324,238
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,449	51,182
Sprint Corp.*(a)	9,863	64,504
Taiwan Mobile Co. Ltd. (Taiwan)	41,000	147,023
Tele2 AB (Sweden) (Class B Stock)	7,098	85,275
TIM Participacoes SA (Brazil), ADR	3,840	55,642
T-Mobile US, Inc.*	3,871	271,667
Turkcell Iletisim Hizmetleri A/S (Turkey)	29,951	57,345
VEON Ltd. (Netherlands), ADR(a)	43,900	127,310
Vodacom Group Ltd. (South Africa)	14,158	126,052
Vodafone Group PLC (United Kingdom), ADR	86,166	1,869,802

		12,634,922

TOTAL COMMON STOCKS (cost $1,195,287,286)		1,293,694,228

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	2,116	161,668

Banks — 0.0%
Banco ABC Brasil SA (Brazil) (PRFC)	6,300	21,746
Banco Davivienda SA (Colombia) (PRFC)	20,326	234,626
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	70,941	27,895
Itau Unibanco Holding SA (Brazil) (PRFC)	66,316	724,647
Itausa - nvestimentos Itau SA (Brazil) (PRFC)	182,195	453,846

		1,462,760

Beverages — 0.0%
Coca-Cola Embonor SA (Chile) (PRFC B)	19,831	48,836
Embotelladora Andina SA (Chile) (PRFC B)	8,908	34,670

		83,506

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	3,800	54,838

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	9,991	114,653

Electric Utilities — 0.0%
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	3,100	44,674
Cia Paranaense de Energia (Brazil) (PRFC B)	9,300	49,303

		93,977

A689

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	6,100	$131,393

Gas Utilities — 0.0%
Cia de Gas de Sao Paulo - COMGAS (Brazil) (PRFC A)	2,200	26,987

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,010	235,460

Independent Power & Renewable Electricity Producers — 0.0%
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	15,400	56,970

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	29,600	24,920

Metals & Mining — 0.0%
Bradespar SA (Brazil) (PRFC)	8,300	75,837
Cia Ferro Ligas da Bahia - FERBASA (Brazil) (PRFC)	3,900	18,696

		94,533

Multiline Retail — 0.0%
Lojas Americanas SA (Brazil) (PRFC)	3,500	13,702

Oil, Gas & Consumable Fuels — 0.1%
Bashneft PJSC (Russia) (PRFC)	3,308	95,729
Surgutneftegas PJSC (Russia) (PRFC)	1,359,500	797,775
Tatneft PJSC (Russia) (PRFC)	8,670	75,628
Transneft PJSC (Russia) (PRFC)	352	891,180

		1,860,312

Road & Rail — 0.0%
BTS Group Holdings PCL (Thailand) (PRFC)	38,455	178

TOTAL PREFERRED STOCKS (cost $4,187,719)		4,415,857

	Units
RIGHTS* — 0.0%
Chemicals — 0.0%
China Synthetic Rubber Corp. (Taiwan), expiring 10/05/18	10,964	510

Consumer Finance — 0.0%
Yulon Finance Corp. (Taiwan), expiring 10/05/18^	2,330	—

Media — 0.0%
Media General, Inc.^	2,019	99

Metals & Mining — 0.0%
TA Chen Stainless Pipe (Taiwan), expiring 10/08/18	10,903	4,158

Multiline Retail — 0.0%
Harvey Norman Holdings Ltd. (Australia), expiring 10/15/18(a)	1,033	597

TOTAL RIGHTS
(cost $ —)		5,364

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS — 1.1%
iShares JPMorgan USD Emerging Markets Bond ETF	213,125	$22,977,006
iShares MSCI India ETF(a)	255,507	8,296,312

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $33,154,361)		31,273,318

UNAFFILIATED FUNDS — 0.1%
Goldman Sachs Local Emerging Markets Debt Fund	336,604	1,874,882
HBM Healthcare Investments AG (Class A Stock)*	793	144,276

TOTAL UNAFFILIATED FUNDS (cost $2,225,777)		2,019,158

	Units
WARRANTS* — 0.0%
Building Products — 0.0%
Dynasty Ceramic PCL (Thailand), expiring 05/07/21	93,360	3,089

Independent Power & Renewable Electricity Producers — 0.0%
Super Energy Corp. PCL (Thailand), expiring 08/31/20	105,360	326

Media — 0.0%
VGI Global Media PCL (Thailand), expiring 09/11/22	19,780	367

Real Estate Management & Development — 0.0%
Country Group Development PCL (Thailand), expiring 06/26/21	116,020	1,147
Sunway Bhd (Malaysia), expiring 10/03/24	23,361	1,863

		3,010

TOTAL WARRANTS (cost $ —)		6,792

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 6.5%
Automobiles — 0.3%
Chesapeake Funding II LLC,
Series 2017-2A, Class A1, 144A
1.990%	05/15/29	4,916	4,869,451
Mercedes-Benz Master Owner Trust,
Series 2017-BA, Class A, 1 Month LIBOR + 0.420%, 144A
2.578%(c)	05/16/22	5,400	5,416,094

			10,285,545

Collateralized Loan Obligations — 3.2%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 3 Month LIBOR + 1.420%, 144A
3.763%(c)	05/01/26	7,644	7,648,899
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class AR, 3 Month LIBOR + 1.100%, 144A
3.448%(c)	07/20/26	6,500	6,499,357
Series 2017-AA, Class A, 3 Month LIBOR + 1.260%, 144A

A690

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
3.608%(c)	07/20/29	5,750	$5,757,092
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4RA, Class A, 3 Month LIBOR + 1.050%, 144A
3.389%(c)	01/28/31	7,450	7,420,801
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.589%(c)	07/15/29	6,500	6,507,448
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 3 Month LIBOR + 0.850%, 144A
3.187%(c)	01/27/28	6,650	6,619,056
Crown Point CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A1AR, 3 Month LIBOR + 0.910%, 144A
3.249%(c)	12/31/27	8,650	8,630,098
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
3.589%(c)	07/15/26	6,450	6,451,069
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 3 Month LIBOR + 0.750%, 144A
3.089%(c)	04/15/29	9,600	9,499,790
Magnetite XVII Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 3 Month LIBOR + 1.100%, 144A
3.466%(c)	07/20/31	9,550	9,544,131
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.140%, 144A
3.488%(c)	10/20/26	8,600	8,599,493
Series 2017-1A, Class A, 3 Month LIBOR + 1.390%, 144A
3.737%(c)	01/23/29	2,000	2,003,846
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A
3.889%(c)	01/15/29	5,650	5,659,046
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1SR, 3 Month LIBOR + 0.890%, 144A
3.238%(c)	04/15/29	2,780	2,767,708
Voya CLO Ltd. (Cayman Islands),
Series 2017-3A, Class A1A, 3 Month LIBOR + 1.230%, 144A
3.578%(c)	07/20/30	2,900	2,902,551

			96,510,385

Credit Cards — 0.4%
CARDS Trust (Canada),
Series 2017-1A, Class A, 1 Month LIBOR + 0.370%, 144A
2.528%(c)	04/18/22	4,750	4,754,709
Golden Credit Card Trust (Canada),
Series 2016-5A, Class A, 144A
1.600%	09/15/21	5,000	4,937,725
Series 2017-2A, Class A, 144A
1.980%	04/15/22	2,000	1,965,200

			11,657,634

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Other — 0.1%
Ready Capital Mortgage Financing LLC,
Series 2018-FL2, Class A, 1 Month LIBOR + 0.850%, 144A
3.066%(c)	06/25/35	2,100	$2,099,244

			2,099,244

Student Loans — 2.5%
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
2.916%(c)	07/25/56	1,481	1,481,253
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A, 1 Month LIBOR + 0.800%
3.016%(c)	02/25/41	886	885,047
Chase Education Loan Trust,
Series 2007-A, Class A3, 3 Month LIBOR + 0.070%
2.456%(c)	12/28/23	189	188,716
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.350%, 144A
3.566%(c)	07/26/66	3,829	3,903,794
Edsouth Indenture No. 10 LLC,
Series 2015-2, Class A, 1 Month LIBOR + 1.000%, 144A
3.216%(c)	12/25/56	2,369	2,388,265
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 1 Month LIBOR + 0.700%, 144A
2.916%(c)	02/25/39	1,662	1,667,313
Edsouth Indenture No. 6 LLC,
Series 2014-2, Class A, 1 Month LIBOR + 0.680%, 144A
2.896%(c)	05/25/39	2,057	2,029,738
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 1 Month LIBOR + 0.800%, 144A
3.016%(c)	04/26/32	7,800	7,835,197
Higher Education Funding,
Series 2014-1, Class A, 3 Month LIBOR + 1.050%, 144A
3.361%(c)	05/25/34	3,909	3,933,859
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
3.215%(c)	07/20/43	2,850	2,883,914
Navient Student Loan Trust,
Series 2016-5A, Class A, 1 Month LIBOR + 1.250%, 144A
3.466%(c)	06/25/65	8,307	8,516,932
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.366%(c)	03/25/66	4,181	4,248,916
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
3.266%(c)	12/27/66	7,166	7,262,200
Nelnet Student Loan Trust,
Series 2006-1, Class A5, 3 Month LIBOR + 0.110%
2.420%(c)	08/23/27	1,784	1,782,555
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
2.760%(c)	08/23/36	4,950	4,891,270
Series 2013-5A, Class A, 1 Month LIBOR + 0.630%, 144A
2.846%(c)	01/25/37	694	693,804
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3, 3 Month LIBOR + 0.850%
3.185%(c)	10/25/37	3,350	3,389,497
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1, 3 Month LIBOR + 0.900%
3.235%(c)	07/25/41	1,737	1,765,512

A691

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.366%(c)	09/25/65	4,052	$4,089,288
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
3.089%(c)	10/28/41	1,273	1,266,311
SLC Student Loan Trust,
Series 2006-2, Class A5, 3 Month LIBOR + 0.100%
2.434%(c)	09/15/26	2,089	2,086,242
SLM Student Loan Trust,
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
2.965%(c)	01/25/40	2,450	2,469,635
Series 2005-3, Class A5, 3 Month LIBOR + 0.090%
2.425%(c)	10/25/24	825	824,241
South Carolina Student Loan Corp.,
Series 2005, Class A3, 3 Month LIBOR + 1.000%
3.335%(c)	07/25/25	348	349,646
Series 2014-1, Class A1, 1 Month LIBOR + 0.750%
2.854%(c)	05/01/30	3,450	3,465,029

			74,298,174

TOTAL ASSET-BACKED SECURITIES (cost $193,583,951)			194,850,982

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Bancorp Commercial Mortgage (The),
Series 2018-CRE4, Class A, 1 Month LIBOR + 0.900%, 144A
3.070%(c)	09/15/35	2,400	2,400,000
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL4, Class A, 1 Month LIBOR + 1.050%, 144A
3.184%(c)	09/15/35	8,700	8,705,425
Exantas Capital Corp. (Cayman Islands),
Series 2018-RSO6, Class A, 1 Month LIBOR + 0.830%, 144A
2.988%(c)	06/15/35	4,950	4,946,009

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,050,000)			16,051,434

CORPORATE BONDS — 15.3%
Aerospace & Defense — 0.3%
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	2,800	2,659,884
3.250%	01/15/28	2,950	2,773,950
United Technologies Corp.,
Sr. Unsec’d. Notes
3.350%	08/16/21	875	873,774
3.950%	08/16/25	1,800	1,791,480
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.965%(c)	08/16/21	850	852,260

			8,951,348

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24		2,280	$2,173,154
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.000%	06/12/22		2,050	2,062,658
4.450%	06/12/25		550	554,053

				4,789,865

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21		3,500	3,450,180
5.875%	08/02/21		2,750	2,876,041

				6,326,221

Banks — 4.6%
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
4.850%	10/30/20	PEN	1,050	317,787
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22	ARS	4,020	58,416
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.250%	04/11/27		200	188,891
4.379%	04/12/28		800	758,777
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%	12/20/28		1,314	1,233,307
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27		1,400	1,298,554
3.824%	01/20/28		2,350	2,286,834
3.864%	07/23/24		3,050	3,049,983
4.000%	04/01/24		1,460	1,474,598
4.125%	01/22/24		2,500	2,539,923
4.271%	07/23/29		1,800	1,797,830
Sub. Notes, MTN
4.183%	11/25/27(a)		525	512,417
4.450%	03/03/26		1,675	1,677,020
Bank of New York Mellon Corp. (The),
Sub. Notes, MTN
3.300%	08/23/29		1,150	1,077,081
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		1,225	1,159,655
Sr. Unsec’d. Notes, MTN, 144A
3.500%	03/01/23		4,625	4,511,168
BPCE SA (France),
Sr. Unsec’d. Notes
2.650%	02/03/21		1,365	1,339,015
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		2,450	2,417,094
4.625%	09/12/28		1,225	1,207,941
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22		2,210	2,124,101

A692

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	3,550	$3,548,091
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	3,600	3,539,238
Sub. Notes
4.125%	07/25/28(a)	1,575	1,521,658
4.600%	03/09/26	925	931,120
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21	2,225	2,210,998
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%
2.765%(c)	04/26/21	1,850	1,853,889
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	1,475	1,382,308
Sub. Notes
4.375%	03/17/25	1,225	1,198,040
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23	475	507,109
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.869%	01/12/29	2,250	2,115,735
4.282%	01/09/28	1,225	1,191,414
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26	544	546,611
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	450	448,886
2.700%	07/13/20	6,550	6,416,153
8.250%	05/19/36	5,100,000	333,349
Sr. Unsec’d. Notes, EMTN, 144A
7.500%	08/19/32	IDR 11,000,000	682,817
Dominican Republic Central Bank Notes (Dominican Republic),
Unsec’d. Notes, 144A
11.000%	09/15/23	DOP 6,230	125,600
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%	03/13/23	2,175	2,131,073
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.322%(c)	05/18/24	1,125	1,123,004
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25(a)	2,050	2,046,511
ING Bank NV (Netherlands),
Sub. Notes, EMTN
4.125%	11/21/23	2,775	2,778,363
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23	3,525	3,263,382
JP Morgan Chase & Co. (Indonesia),
Sr. Unsec’d. Notes
8.250%	05/15/29	IDR 9,146,000	613,206
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%	12/29/49	2,200	2,249,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.250%	09/23/22	4,675	$4,633,665
3.509%	01/23/29	2,225	2,107,508
3.782%	02/01/28	1,250	1,216,459
3.882%	07/24/38	850	793,891
Sub. Notes
3.625%	12/01/27(a)	478	450,807
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
8.375%	03/15/24	IDR 12,456,000	841,740
Unsec’d. Notes, EMTN, 144A
8.375%	03/17/34	IDR 3,040,000	200,009
8.750%	05/17/31	IDR 15,888,000	1,092,856
9.000%	03/19/29	IDR 11,280,000	798,793
Unsec’d. Notes, MTN, 144A
7.500%	08/19/32	IDR 48,757,000	3,026,556
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
2.833%(c)	05/07/21	1,800	1,806,271
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	3,550	3,408,970
3.737%	04/24/24	1,825	1,809,500
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24	4,575	4,504,573
Sr. Unsec’d. Notes, MTN
3.875%	04/29/24	1,475	1,468,297
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%
3.742%(c)	10/24/23	2,500	2,568,927
PNC Bank NA,
Sub. Notes
4.050%	07/26/28	2,600	2,602,044
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	2,075	2,071,177
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.729%(c)	04/30/21	2,125	2,132,398
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%	05/15/23	2,530	2,451,515
3.875%	09/12/23	1,836	1,783,419
4.519%	06/25/24	2,450	2,443,041
4.892%	05/18/29	200	198,770
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20	1,150	1,135,211
Standard Chartered Bank (United Kingdom),
Sr. Unsec’d. Notes, EMTN, 144A
7.500%	08/18/32	IDR 1,153,000	72,249
8.750%	05/17/31	IDR 53,930,000	3,709,576
8.750%	05/19/31	IDR 9,456,000	656,935
Sr. Unsec’d. Notes, MTN, 144A*
9.000%	03/19/29	IDR 11,479,000	812,886
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.247%	01/20/23	3,900	3,895,636
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	2,600	2,599,613

A693

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	3,350	$3,300,302
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	350	335,691
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26	3,525	3,271,021

			137,988,753

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	850	851,141
4.900%	02/01/46	3,300	3,337,359
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	2,250	2,217,765
4.600%	04/15/48	400	387,474
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.300%	05/15/48	1,575	1,544,316
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
4.057%	05/25/23	1,750	1,753,055

			10,091,110

Chemicals — 0.4%
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	513	515,570
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22	450	436,422
3.450%	06/01/27	1,250	1,189,543
4.500%	06/01/47	725	697,297
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	2,910	2,903,397
3.933%	04/23/21	3,595	3,584,889
4.441%	04/24/23	1,695	1,684,666

			11,011,784

Commercial Services — 0.0%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, MTN, 144A
5.625%	09/25/48	400	396,077
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26	1,250	1,157,096
3.950%	12/01/47	104	98,809

			1,651,982

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.450%	08/04/26	4,575	4,219,014
2.750%	01/13/25	2,125	2,035,861
4.650%	02/23/46	1,125	1,215,380

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		2,325	$2,445,051
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.900%	10/15/25(a)		1,100	1,130,737

				11,046,043

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23		1,975	1,902,841
4.625%	07/01/22		1,950	1,989,633
American Express Co.,
Sub. Notes
3.625%	12/05/24		875	858,002
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN, 144A
16.909%(s)	11/01/18	EGP	5,000	275,389
Synchrony Financial,
Sr. Unsec’d. Notes
4.500%	07/23/25		1,157	1,116,243
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22		2,650	2,598,899

				8,741,007

Electric — 0.9%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		950	945,825
4.250%	06/15/28		250	248,229
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.950%	09/15/27(a)		1,575	1,470,765
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		1,827	2,211,721
Duke Energy Carolinas LLC,
First Mortgage
3.950%	03/15/48		1,100	1,049,303
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27(a)		2,875	2,673,810
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22		2,000	1,902,269
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		1,100	1,010,660
Eskom Holdings SOC Ltd. (South Africa),
Sr. Sec’d. Notes
12.101%(s)	12/31/18		ZAR 1,000	68,290
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,150	1,129,930
Florida Power & Light Co.,
First Mortgage
3.950%	03/01/48		1,025	1,003,692

A694

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
4.125%	02/01/42	1,919	$1,926,786
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25	1,350	1,288,040
Sr. Unsec’d. Notes, 144A
4.250%	08/01/23	950	954,893
4.650%	08/01/28	900	906,429
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	320	350,442
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.839%(c)	01/15/21	2,625	2,625,666
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42	1,750	1,651,649
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26	2,450	2,284,997

			25,703,396

Foods — 0.2%
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20	1,150	1,132,271
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21	3,350	3,193,219
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.900%	09/28/23	1,350	1,355,310

			5,680,800

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	06/15/23	1,475	1,456,604

Healthcare-Products — 0.4%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	3,325	3,232,712
3.363%	06/06/24	2,525	2,439,610
4.669%	06/06/47	625	618,167
4.685%	12/15/44	900	887,403
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
3.261%(c)	12/29/20	3,050	3,054,520
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21	575	566,308

			10,798,720

Healthcare-Services — 0.4%
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	07/15/23	5,200	5,184,092
4.125%	11/15/25	1,950	1,944,443
Northwell Healthcare, Inc.,
Sec’d. Notes
6.150%	11/01/43	1,350	1,622,315

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	725	$771,757
4.750%	07/15/45	1,075	1,150,460

			10,673,067

Insurance — 0.4%
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,293,252
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	1,700	1,661,953
4.200%	04/01/28	975	964,741
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	1,875	1,852,086
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	775	779,934
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	1,100	1,008,134
6.063%	03/30/40	2,500	3,074,028
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	605	642,700

			12,276,828

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	925	905,621
4.800%	12/05/34	2,150	2,345,454

			3,251,075

Investment Companies — 0.0%
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
5.500%	01/16/25	200	202,283

Machinery-Diversified — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	1,725	1,711,256

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	700	870,160
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	1,725	1,725,974
4.464%	07/23/22	4,325	4,397,415
4.500%	02/01/24	2,000	2,012,258
4.908%	07/23/25	2,275	2,310,098
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	1,725	1,599,575
3.300%	02/01/27	1,289	1,218,436

A695

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	323	$311,105

			14,445,021

Multi-National — 0.4%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	11,034,671

Oil & Gas — 0.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	210	202,149
5.550%	03/15/26(a)	450	477,490
6.450%	09/15/36	1,025	1,169,605
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.224%	04/14/24	2,300	2,248,462
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.850%	06/01/27	1,775	1,728,617
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	975	942,484
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	1,200	1,195,139
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	4,675	4,757,289
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	660	629,992
5.600%	07/15/41	525	556,770
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	1,500	1,499,849
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	925	912,799
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)
6.000%	10/28/22	2,090	373,588
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	02/04/21	53	55,571
6.500%	03/13/27	440	449,460
6.625%	06/15/35	20	19,870
Gtd. Notes, 144A
6.350%	02/12/48	632	578,912
Gtd. Notes, MTN
6.750%	09/21/47	574	547,705
Phillips 66,
Gtd. Notes
3.900%	03/15/28	2,200	2,169,809
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	425	428,485

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
4.125%	01/28/25	250	$244,187
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27	510	468,282
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	775	814,280
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28	950	956,915

			23,427,709

Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.375%	11/14/21	2,575	2,571,474
3.750%	11/14/23	1,750	1,743,194
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23	2,425	2,408,728
4.250%	12/15/25	4,725	4,695,961
4.375%	12/15/28	5,250	5,143,678
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	1,700	1,687,038
3.875%	07/20/25	2,700	2,660,686
4.000%	12/05/23	2,250	2,254,632
4.125%	05/15/21	1,275	1,295,420
4.780%	03/25/38	1,400	1,393,293
5.050%	03/25/48	575	588,135
5.125%	07/20/45	425	436,915
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21	1,950	1,951,836
4.272%	08/28/23	750	753,038
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23(a)	1,340	1,193,191

			30,777,219

Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,640	1,596,802
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	1,300	1,297,842
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
2.900%	07/15/22	1,100	1,066,947
Energy Transfer Partners LP,
Gtd. Notes
4.200%	09/15/23	2,275	2,293,059
4.650%	06/01/21	675	691,226
5.300%	04/15/47	875	847,737
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23	2,925	2,968,241

A696

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	1,000	$942,495
4.700%	04/15/48	450	419,353
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28	1,800	1,808,981
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	1,175	1,157,079
4.500%	12/15/26	2,075	2,072,888
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25	2,275	2,426,391
6.250%	03/15/22	1,750	1,881,000
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	650	647,860
5.400%	10/01/47	1,500	1,483,751
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	1,275	1,215,813
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	840	834,534
3.900%	01/15/25	1,575	1,540,868
4.000%	09/15/25	1,100	1,082,329

			28,275,196

Real Estate Investment Trusts (REITs) — 0.5%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	2,964,487
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.150%	07/15/23	2,975	2,866,930
3.650%	09/01/27	2,025	1,902,568
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,144,060
Duke Realty LP,
Sr. Unsec’d. Notes
4.000%	09/15/28	1,050	1,035,110
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	4,250	4,213,671
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	1,250	1,193,456

			15,320,282

Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	1,300	1,275,134
4.200%	05/15/28	1,425	1,384,072
Starbucks Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/25	2,225	2,210,300

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48	925	$926,363

			5,795,869

Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23	1,025	968,387
3.000%	01/15/22	2,225	2,167,729
3.125%	01/15/25	225	209,039
3.625%	01/15/24	2,800	2,720,448
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21	1,300	1,292,384
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	1,000	1,006,250
4.125%	06/01/21	2,075	2,072,759
4.625%	06/01/23	225	228,094

			10,665,090

Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/23	750	749,814
4.200%	10/01/28	1,225	1,227,570
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25	2,200	2,153,494
Oracle Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/46	1,400	1,334,207

			5,465,085

Telecommunications — 1.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN 2,010	105,253
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22(a)	1,750	1,706,667
3.400%	05/15/25	1,825	1,737,526
3.600%	02/17/23	2,828	2,809,751
3.800%	03/15/22	3,325	3,337,587
3.800%	03/01/24	2,700	2,673,427
4.125%	02/17/26	1,600	1,580,940
4.250%	03/01/27	3,000	2,961,247
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23	1,275	1,311,129
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	675	612,034
4.125%	08/15/46	25	22,428
4.862%	08/21/46	100	99,751
5.012%	04/15/49	2,232	2,279,421
5.250%	03/16/37	700	746,319
Sr. Unsec’d. Notes, 144A

A697

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
4.329%	09/21/28	7,882	$7,924,208
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	3,675	3,633,356

			33,541,044

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.050%	06/15/48	1,100	1,070,137

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	875	862,760
4.875%	07/11/22	1,075	1,108,019

			1,970,779

TOTAL CORPORATE BONDS (cost $464,631,916)			454,140,244

SOVEREIGN BONDS — 3.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
4.125%	10/11/47	1,660	1,585,299
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22	630	606,123
3.125%	10/11/27	1,020	963,899
4.125%	10/11/47	320	305,599
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
37.717%(c)	04/03/22	ARS 1,285	29,316
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.500%
45.240%(c)	03/11/19	ARS 3,400	82,248
45.375%(c)	03/01/20	ARS 57,045	1,370,859
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
43.077%(c)	06/21/20	ARS 31,290	894,217
Argentina Treasury Bond BONCER (Argentina), Bonds
2.500%	07/22/21	ARS 475	17,371
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(cc)	12/31/38	EUR 10	6,836
2.500%(cc)	12/31/38	140	82,319
3.375%	01/15/23	EUR 140	138,950
5.250%	01/15/28	EUR 190	175,518
5.875%	01/11/28	120	94,979
6.875%	01/11/48	1,020	785,399
Unsec’d. Notes
5.000%	01/15/27	EUR 200	185,942
Bonos de la Nacion Argentina con Ajuste por CER (Argentina), Bonds
3.750%	02/08/19	ARS 2,855	84,134
4.000%	03/06/20	ARS 675	19,268

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Bonos De La Nacion Argentina En Moneda Dua (Argentina),
Unsec’d. Notes
4.500%	06/21/19	225	$221,625
4.500%	02/13/20	190	180,499
Bonos de La Tesoreria de La Republica En Pesos (Chile),
Bonds
4.500%	03/01/21	CLP 330,000	509,179
4.500%	03/01/26	CLP 1,465,000	2,224,236
5.000%	03/01/35	CLP 360,000	546,071
Unsec’d. Notes
4.500%	02/28/21	CLP 100,000	154,313
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL 143	111,893
10.000%	01/01/23	BRL 3,957	955,951
10.000%	01/01/25	BRL 6,002	1,410,034
10.000%	01/01/27	BRL 4,040	925,860
10.000%	01/01/29	BRL 317	71,399
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
5.500%	08/05/20	CLP 258,500	404,560
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP 239,000	76,634
7.750%	04/14/21	COP 440,000	155,577
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP 1,118,100	354,003
7.000%	05/04/22	COP 2,116,000	741,952
7.000%	06/30/32	COP 3,520,700	1,161,736
7.500%	08/26/26	COP 2,458,900	870,029
7.750%	09/18/30	COP 637,800	226,875
10.000%	07/24/24	COP 7,700,800	3,059,386
11.000%	07/24/20	COP27,000,000	10,021,431
11.250%	10/24/18	COP 21,000	7,122
Bonds, TIPS
3.300%	03/17/27	COP 920	81,536
3.500%	03/10/21	COP 5,015	455,247
3.500%	05/07/25	COP 290	26,265
4.750%	02/23/23	COP 11,300	1,076,986
Notes
5.000%	11/21/18	COP 1,203,900	406,902
Sr. Unsec’d. Notes
6.250%	11/26/25	COP 2,311,400	767,302
Czech Republic Government Bond (Czech Republic),
Bonds
0.250%	02/10/27	CZK 12,950	499,870
1.000%	06/26/26	CZK 38,620	1,602,963
2.400%	09/17/25	CZK 26,880	1,235,112
2.500%	08/25/28	CZK 10,360	480,001
4.200%	12/04/36	CZK 3,170	171,942
Dominican Republic Bond (Dominican Republic),
Bonds
12.000%	03/05/32	DOP 16,900	364,774
Dominican Republic International Bond (Dominican Republic),
Bonds
11.500%	05/10/24	DOP 100	2,083
Sr. Unsec’d. Notes, 144A
8.900%	02/15/23	DOP 11,850	235,496

A698

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Unsec’d. Notes
11.375%	07/06/29	DOP	100	$2,045
Hungary Government Bond (Hungary),
Bonds
2.500%	10/27/21	HUF	85,440	312,981
2.750%	12/22/26	HUF	632,680	2,157,824
3.000%	06/26/24	HUF	192,760	700,169
3.000%	10/27/27	HUF	16,340	56,118
5.500%	06/24/25	HUF	40,650	167,585
6.750%	10/22/28	HUF	440	1,986
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		4,620	4,544,093
5.875%	01/15/24		240	257,323
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27		1,550	1,477,136
4.125%	01/15/25		550	540,964
4.750%	01/08/26		470	476,436
4.750%	07/18/47		1,450	1,391,011
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.875%	04/15/19	IDR	2,000,000	134,684
8.250%	06/15/32	IDR	1,000,000	65,595
8.375%	03/15/24	IDR	1,635,000	110,489
9.000%	03/15/29	IDR	4,100,000	287,901
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		7,630	7,477,399
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22	MYR	620	148,032
3.480%	03/15/23	MYR	530	126,142
3.654%	10/31/19	MYR	930	225,267
3.759%	03/15/19	MYR	200	48,451
3.800%	08/17/23	MYR	5,100	1,231,186
3.889%	07/31/20	MYR	100	24,368
4.048%	09/30/21	MYR	560	136,906
4.160%	07/15/21	MYR	130	31,867
4.232%	06/30/31	MYR	800	188,932
4.254%	05/31/35	MYR	1,610	369,115
4.378%	11/29/19	MYR	1,440	351,730
4.736%	03/15/46	MYR	450	105,632
5.734%	07/30/19	MYR	1,750	431,264
Malaysia Government Investment Issue (Malaysia),
Sr. Unsec’d. Notes
3.399%	11/30/18	MYR	1,290	311,697
3.558%	04/30/19	MYR	9,560	2,313,534
3.743%	08/26/21	MYR	500	121,033
3.990%	10/15/25	MYR	60	14,393
4.045%	08/15/24	MYR	440	106,793
4.070%	09/30/26	MYR	170	40,893
4.295%	10/31/18	MYR	300	72,544
4.786%	10/31/35	MYR	540	130,935
Unsec’d. Notes
4.724%	06/15/33	MYR	210	51,570
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	18,033	849,899
6.500%	06/10/21	MXN	4,799	248,633
6.500%	06/09/22	MXN	2,079	106,592

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
7.500%	06/03/27	MXN	400	$20,777
7.750%	05/29/31	MXN	38,014	1,987,533
8.000%	06/11/20	MXN	4,128	221,278
8.000%	11/07/47	MXN	601	31,715
10.000%	12/05/24	MXN	95	5,650
10.000%	11/20/36	MXN	4,138	261,374
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	907	46,994
7.750%	11/13/42	MXN	1,089	55,983
8.000%	12/07/23	MXN	602	32,498
8.500%	05/31/29	MXN	2,363	130,981
8.500%	11/18/38	MXN	186	10,339
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	9,450	2,911,647
Peruvian Government International Bond (Peru),
Bonds
6.714%	02/12/55	PEN	133	41,863
Sr. Unsec’d. Notes
6.850%	02/12/42	PEN	1,524	484,769
6.900%	08/12/37	PEN	418	134,258
6.950%	08/12/31	PEN	80	26,430
Sr. Unsec’d. Notes, 144A
6.350%	08/12/28	PEN	249	79,272
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		270	271,890
4.500%	04/23/28		270	277,830
5.103%	04/23/48		1,840	1,913,600
Russian Federal Bond (Russia),
Bonds
6.500%	02/28/24	RUB	70,950	1,007,263
7.000%	12/15/21	RUB	137,340	2,042,346
7.000%	01/25/23	RUB	31,100	457,903
7.100%	10/16/24	RUB	23,840	345,715
7.400%	12/07/22	RUB	45,500	680,126
7.600%	07/20/22	RUB	850	12,831
7.700%	03/23/33	RUB	15,750	225,518
7.750%	09/16/26	RUB	124,880	1,841,425
8.150%	02/03/27	RUB	110,260	1,661,021
8.500%	09/17/31	RUB	18,840	287,886
Russian Federal Bond - OFZ (Russia),
Bonds
6.900%	05/23/29	RUB	143,820	1,965,978
7.250%	05/10/34	RUB	24,310	333,149
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	10	493
8.000%	01/31/30	ZAR	42,836	2,735,653
8.250%	03/31/32	ZAR	5,885	374,242
8.500%	01/31/37	ZAR	62,840	3,948,732
8.750%	01/31/44	ZAR	2,784	175,361
8.875%	02/28/35	ZAR	16,005	1,053,131
9.000%	01/31/40	ZAR	17,776	1,156,700
10.500%	12/21/26	ZAR	23,070	1,766,967
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	30,000	915,772
2.000%	12/17/22	THB	76,330	2,332,795
2.125%	12/17/26	THB	6,840	203,147

A699

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
2.550%	06/26/20	THB	6,180	$193,176
3.400%	06/17/36	THB	20,870	657,144
3.580%	12/17/27	THB	5,900	193,673
3.650%	12/17/21	THB	37,925	1,227,396
3.650%	06/20/31		THB 84,410	2,771,112
3.775%	06/25/32	THB	32,360	1,068,349
3.850%	12/12/25	THB	15,860	530,898
3.875%	06/13/19	THB	3,730	117,080
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB	8,800	294,058
1.250%	03/12/28	THB	12,610	379,935
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY	1,900	257,055
9.200%	09/22/21	TRY	2,820	341,572
9.400%	07/08/20	TRY	3,080	403,175
10.500%	08/11/27	TRY	1,680	192,911
10.700%	08/17/22	TRY	10,700	1,263,235
11.000%	03/02/22	TRY	1,400	171,430
11.000%	02/24/27	TRY	1,760	203,556
12.200%	01/18/23	TRY	6,810	837,836
12.400%	03/08/28	TRY	2,990	386,439
16.200%	06/14/23	TRY	1,670	240,050
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		220	184,233
6.000%	03/25/27		210	191,128
6.125%	10/24/28		600	540,432
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	2,475	64,799
Sr. Unsec’d. Notes, TIPS
4.375%	12/15/28	UYU	1,490	82,981

TOTAL SOVEREIGN BONDS (cost $125,745,264)				114,438,755

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39		3,300	4,816,613

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		2,920	2,802,469
General Obligation Unlimited, BABs
6.630%	02/01/35		1,105	1,165,112
7.350%	07/01/35		220	242,279

				4,209,860

TOTAL MUNICIPAL BONDS (cost $9,161,643)				9,026,473

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Fannie Mae REMICS,
Series 2007-33, Class HF, 1 Month LIBOR + 0.350%
2.566%(c)	04/25/37		278	279,170
Series 2011-52, Class GB

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.000%	06/25/41	1,178	$1,246,497
Series 2011-99, Class DB
5.000%	10/25/41	1,147	1,215,571
Series 2012-111, Class B
7.000%	10/25/42	179	202,890
Series 2012-153, Class B
7.000%	07/25/42	653	734,244
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34	589	625,907
Series 4273, Class PD
6.500%	11/15/43	1,160	1,288,084
Permanent Master Issuer PLC (Netherlands),
Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A
2.747%(c)	07/15/58	8,300	8,292,513

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,873,459)			13,884,876

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
Federal Farm Credit Bank
3.280%	05/20/32	2,400	2,311,951
Federal Home Loan Bank
2.125%	06/09/23	6,100	5,866,382
2.750%	12/10/27	3,980	3,785,728
3.375%	09/08/23	3,400	3,452,962
5.375%	08/15/24	1,400	1,572,295
Federal Home Loan Mortgage Corp.
3.000%	05/01/42	130	125,515
3.000%	07/01/42	20	19,697
3.000%	08/01/42	133	128,223
3.000%	08/01/42	28	27,380
3.000%	08/01/42	22	21,666
3.000%	10/01/42	68	65,797
3.000%	10/01/42	18	17,750
3.000%	12/01/42	21	20,136
3.000%	01/01/43	148	143,203
3.000%	02/01/43	378	365,567
3.000%	02/01/43	149	143,982
3.000%	03/01/43	978	945,196
3.000%	03/01/43	820	792,602
3.000%	06/01/43	649	626,739
4.000%	02/01/41	41	41,581
4.000%	02/01/41	22	22,749
4.500%	08/01/48	11,861	12,254,237
4.500%	08/01/48	3,976	4,148,051
4.500%	09/01/48	15,936	16,465,675
5.000%	04/01/33	47	49,332
5.000%	04/01/33	37	39,090
5.000%	08/01/33	247	261,062
5.000%	08/01/33	1	1,307
5.000%	09/01/33	5	5,188
5.000%	09/01/33	1	723
5.000%	10/01/33	1	868
5.000%	04/01/34	1	1,261
5.000%	11/01/34	6	6,807
5.000%	12/01/34	213	225,686

A700

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	12/01/34	147	$155,107
5.000%	07/01/35	1	1,274
5.000%	11/01/35	5	5,505
5.000%	04/01/37	182	192,637
5.000%	01/01/39	29	30,930
5.000%	04/01/39	231	244,484
5.000%	07/01/39	28	29,476
5.500%	01/01/36	3	3,215
5.500%	12/01/36	416	451,030
5.500%	08/01/37	27	28,727
5.500%	05/01/40	33	35,971
5.500%	08/01/40	944	1,018,417
5.500%	08/01/40	247	266,685
7.000%	02/01/39	619	712,407
Federal National Mortgage Assoc.
1.875%	09/24/26	8,000	7,254,439
2.320%(cc)	01/30/20	10,000	9,975,661
3.000%	11/01/42	24	23,105
3.000%	12/01/42	874	844,215
3.000%	12/01/42	200	192,155
3.000%	12/01/42	79	76,557
3.000%	12/01/42	50	47,877
3.000%	12/01/42	46	44,684
3.000%	12/01/42	43	41,680
3.000%	12/01/42	21	20,368
3.000%	12/01/42	19	18,179
3.000%	01/01/43	219	211,303
3.000%	01/01/43	105	101,018
3.000%	01/01/43	77	73,976
3.000%	01/01/43	52	50,536
3.000%	01/01/43	35	33,819
3.000%	01/01/43	34	32,747
3.000%	01/01/43	25	24,419
3.000%	01/01/43	23	22,483
3.000%	01/01/43	23	22,125
3.000%	01/01/43	21	20,687
3.000%	01/01/43	20	19,306
3.000%	01/01/43	19	18,142
3.000%	01/01/43	17	16,820
3.000%	01/01/43	17	16,603
3.000%	03/01/43	1,456	1,406,321
3.000%	03/01/43	451	435,474
3.000%	03/01/43	202	195,269
3.000%	03/01/43	30	29,378
3.000%	03/01/43	30	28,472
3.000%	04/01/43	1,845	1,780,909
3.000%	04/01/43	239	230,671
3.000%	04/01/43	227	219,021
3.000%	04/01/43	203	196,310
3.000%	04/01/43	115	110,671
3.000%	04/01/43	65	62,285
3.000%	04/01/43	49	46,972
3.000%	05/01/43	916	884,315
3.000%	05/01/43	480	463,434
3.000%	05/01/43	430	415,396
3.000%	05/01/43	221	213,629
3.000%	05/01/43	104	100,182
3.000%	05/01/43	95	91,619

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	03/01/44	893	$861,042
4.000%	TBA	1,000	1,009,766
4.000%	11/01/45	784	793,184
4.000%	03/01/46	264	266,439
4.000%	03/01/46	233	235,287
4.000%	06/01/46	340	343,876
4.000%	08/01/46	85	85,910
4.000%	10/01/46	462	466,945
4.000%	10/01/46	100	100,704
4.000%	06/01/47	780	791,412
4.000%	12/01/47	1,215	1,234,261
4.000%	01/01/48	2,998	3,045,844
4.000%	02/01/48	2,941	2,982,814
4.000%	02/01/48	2,159	2,189,541
4.000%	02/01/48	1,894	1,924,593
4.000%	02/01/48	758	770,410
4.000%	03/01/48	3,903	3,958,535
4.000%	05/01/48	980	993,482
4.000%	06/01/48	1,973	2,005,142
4.000%	06/01/48	1,961	1,994,321
4.000%	07/01/48	3,961	4,024,568
4.000%	07/01/48	3,949	4,005,077
4.000%	07/01/48	1,971	2,004,985
4.000%	07/01/48	996	1,009,334
4.000%	07/01/48	994	1,008,111
4.000%	07/01/48	991	1,004,171
4.000%	07/01/48	990	1,006,510
4.500%	07/01/41	316	326,566
4.500%	12/01/44	309	319,321
4.500%	04/01/45	4,474	4,686,741
4.500%	05/01/45	513	536,187
4.500%	06/01/45	1,685	1,748,368
4.500%	08/01/45	160	165,125
4.500%	10/01/45	464	479,876
4.500%	11/01/45	246	254,670
4.500%	08/01/46	473	491,162
4.500%	07/01/47	3,858	4,000,127
4.500%	07/01/47	3,346	3,469,817
4.500%	11/01/47	1,651	1,711,866
4.500%	04/01/48	1,541	1,590,703
4.500%	05/01/48	781	806,101
4.500%	06/01/48	13,848	14,294,686
4.500%	06/01/48	984	1,015,856
4.500%	09/01/48	1,998	2,083,499
5.000%	08/01/33	46	48,921
5.000%	11/01/35	102	107,908
5.000%	05/01/37	138	145,977
5.000%	05/01/37	3	3,119
5.000%	04/01/39	599	636,163
5.000%	06/01/39	24	25,119
5.000%	09/01/39	352	373,026
5.000%	10/01/39	153	162,057
5.000%	01/01/40	58	62,160
5.000%	08/01/40	364	387,579
5.000%	11/01/40	210	223,039
5.000%	11/01/40	133	141,630
5.000%	11/01/40	114	121,711
5.000%	02/01/41	374	398,371

A701

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	02/01/41	32		$33,854
5.000%	08/01/41	656		698,443
5.000%	08/01/41	276		294,168
5.000%	09/01/41	17		18,592
5.000%	10/01/41	155		163,533
5.000%	12/01/41	49		51,534
5.000%	03/01/42	533		567,437
5.000%	03/01/42	30		30,995
5.000%	10/01/43	352		373,879
5.000%	10/01/43	6		6,051
5.000%	05/01/44	427		449,258
5.000%	12/01/44	740		778,379
5.000%	01/01/45	946		995,057
5.000%	07/01/48	984		1,034,790
5.000%	10/01/48	2,000		2,102,202
5.500%	03/01/33	1		1,386
5.500%	04/01/33	134		147,650
5.500%	12/01/33	32		34,245
5.500%	03/01/34	2		2,274
5.500%	09/01/34	6		6,955
5.500%	05/01/35	5		5,599
5.500%	07/01/35	3		2,772
5.500%	08/01/37	1,156		1,248,243
5.500%	02/01/38	14		15,431
6.000%	02/01/26	6		6,096
6.000%	04/01/34	11		11,964
6.000%	06/01/35	17		18,642
6.000%	07/01/35	93		101,489
6.000%	07/01/35	53		57,482
6.000%	10/01/35	173		190,252
6.000%	02/01/36	12		13,331
6.000%	06/01/36	241		259,760
6.000%	02/01/37	12		13,422
6.000%	03/01/37	1		1,162
6.000%	04/01/37	6		6,267
6.000%	05/01/37	21		23,094
6.000%	05/01/37	18		19,553
6.000%	05/01/37	11		12,090
6.000%	06/01/37	9		9,737
6.000%	06/01/37	5		5,565
6.000%	06/01/37	5		5,112
6.000%	06/01/37	1		1,064
6.000%	08/01/37	13		13,871
6.000%	08/01/37	10		10,359
6.000%	09/01/37	87		96,152
6.000%	09/01/37	20		22,222
6.000%	09/01/37	10		11,377
6.000%	12/01/37	12		12,780
6.000%	02/01/38	—	(r)	283
6.000%	02/01/38	—	(r)	128
6.000%	03/01/38	22		24,764
6.000%	05/01/38	89		97,440
6.000%	09/01/38	115		126,850
6.000%	09/01/38	95		104,070
6.000%	09/01/38	8		9,274
6.000%	09/01/38	4		4,419
6.000%	10/01/38	2		2,554
6.000%	11/01/38	11		12,438

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	01/01/39	17	$18,608
6.000%	02/01/39	19	20,916
6.000%	07/01/39	118	127,117
6.000%	09/01/39	18	19,715
6.000%	09/01/39	8	8,553
6.000%	10/01/39	10	10,524
6.000%	11/01/39	19	21,253
6.000%	12/01/39	48	52,903
6.000%	04/01/40	9	9,777
6.000%	06/01/40	20	21,618
6.000%	10/01/40	7	7,233
6.000%	05/01/41	9	10,341
6.250%	05/15/29	2,100	2,648,085
7.000%	03/01/39	337	373,641
Government National Mortgage Assoc.
4.000%	02/20/41	9	9,079
4.000%	10/20/41	2	2,172
4.000%	11/20/41	13	13,825
4.000%	04/20/42	7	7,305
4.000%	10/20/42	4	4,109
4.000%	08/20/43	74	75,705
4.000%	10/20/43	12,562	12,876,099
4.000%	03/20/44	8	7,818
4.000%	05/20/44	9	9,472
4.000%	11/20/44	641	656,997
4.000%	05/20/45	68	70,154
4.000%	06/20/45	958	981,905
4.000%	07/20/45	3,278	3,360,396
4.000%	08/20/45	2,540	2,602,982
4.000%	01/20/46	561	574,584
4.000%	03/20/47	807	823,495
4.500%	TBA	45,000	46,503,197
4.500%	05/20/48	8,960	9,268,345
4.500%	06/20/48	54,012	55,873,725
4.500%	07/20/48	13,266	13,723,463
4.500%	08/20/48	5,988	6,194,704
5.000%	07/15/40	443	464,985
5.500%	11/15/32	41	44,140
5.500%	11/15/32	25	26,836
5.500%	01/15/33	38	40,284
5.500%	02/15/33	99	107,659
5.500%	03/15/33	54	58,508
5.500%	03/15/33	41	44,109
5.500%	07/15/33	51	55,624
5.500%	07/15/33	50	53,804
5.500%	08/15/33	47	50,506
5.500%	09/15/33	25	27,205
5.500%	04/15/34	67	72,916
5.500%	05/15/34	16	17,685
5.500%	09/15/34	378	410,088
5.500%	09/15/34	55	59,394
5.500%	12/15/34	430	466,758
5.500%	01/15/35	313	339,935
Israel Government, USAID Bond, Gov’t. Gtd. Notes
5.500%	12/04/23	700	778,100
5.500%	04/26/24	5,000	5,590,616

A702

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	09/18/33	2,159	$2,647,202

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $346,643,960)			342,893,159

U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bonds
2.875%	08/15/45	8,300	7,815,617
2.875%	11/15/46	17,530	16,486,417
3.000%	05/15/45	940	907,027
3.000%	08/15/48	4,400	4,234,484
3.125%	02/15/43	520	513,703
3.125%	08/15/44	600	592,477
3.625%	02/15/44	6,280	6,746,094
3.750%	11/15/43	8,600	9,416,664
U.S. Treasury Notes
1.125%	06/30/21	56,110	53,528,064
1.125%	07/31/21	18,260	17,391,937
1.625%	05/15/26	11,840	10,710,575
1.750%	05/31/22	1,970	1,890,430
1.875%	04/30/22	140	135,084
2.125%	11/30/24	14,540	13,830,039
2.250%	02/15/27	27,500	25,885,449
2.500%	01/31/25	360	349,636
2.625%	06/15/21	1,730	1,718,512
2.750%	06/30/25	230	226,307
2.875%	07/31/25	10	9,915
U.S. Treasury Strip Coupon
2.664%(s)	11/15/37	26,400	14,261,024
3.108%(s)	11/15/40	4,840	2,368,354
3.118%(s)	02/15/40	9,670	4,854,675
3.122%(s)	08/15/41	4,840	2,309,592
3.305%(s)	11/15/41	6,000	2,840,508

TOTAL U.S. TREASURY OBLIGATIONS (cost $205,489,834)			199,022,584

TOTAL LONG-TERM INVESTMENTS (cost $2,610,035,170)			2,675,723,224

		Shares
SHORT-TERM INVESTMENTS — 12.6%

AFFILIATED MUTUAL FUNDS — 11.1%
PGIM Core Ultra Short Bond Fund(w)		272,605,458	272,605,458
PGIM Institutional Money Market Fund (cost $56,048,143; includes $55,965,053 of cash collateral for securities on loan)(b)(w)		56,039,712	56,045,316

TOTAL AFFILIATED MUTUAL FUNDS (cost $328,653,601)			328,650,774

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL PAPER(n) — 1.5%
AT&T, Inc.
2.694%	10/05/18		500	$499,770
2.695%	10/09/18		3,150	3,147,695
Atlantantic Asset Securitization
2.357%	10/10/18		10,000	9,992,699
Bell Canada, Inc.
2.684%	01/22/19		2,500	2,478,806
HP, Inc.
2.598%	10/22/18		250	249,636
2.636%	10/15/18		624	623,357
Keurig Dr. Pepper, Inc.
2.478%	11/09/18		4,556	4,542,956
Kraft Heinz Co. (The)
2.619%	10/02/18		6,600	6,598,253
Victory City International Holdings Ltd.
2.325%	10/02/18		13,000	12,996,828
VW Credit, Inc.
2.819%	03/20/19		3,900	3,848,160

TOTAL COMMERCIAL PAPER (cost $44,985,547)				44,978,160

FOREIGN TREASURY OBLIGATION(n) — 0.0%
Brazil Letras do Tesouro Nacional (cost $640,362)
14.143%(s)	07/01/20	BRL	2,467	526,423

TOTAL SHORT-TERM INVESTMENTS (cost $374,279,510)				374,155,357

TOTAL INVESTMENTS — 102.5% (cost $2,984,314,680)				3,049,878,581
Liabilities in excess of other assets(z) — (2.5)%				(74,365,607)

NET ASSETS — 100.0%				$2,975,512,974

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $125,908 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,132,109; cash collateral of $55,965,053 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

A703

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $30,000,000 is 1.0% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

FORWARD COMMITMENT CONTRACTS

	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.	3.000%	TBA(tt)	10/11/18	(7,000)	(6,697,430)
Federal National Mortgage Assoc.	4.000%	TBA(tt)	10/13/18	(5,000)	(5,042,187)
Federal National Mortgage Assoc.	4.500%	TBA(tt)	10/11/18	(3,000)	(3,094,588)
Federal National Mortgage Assoc.	5.000%	TBA(tt)	10/11/18	(7,000)	(7,347,852)
Government National Mortgage Assoc.	4.000%	TBA(tt)	10/18/18	(8,000)	(8,135,938)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $30,377,853)					$(30,317,995)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
331	2 Year U.S. Treasury Notes	Dec. 2018	$ 69,753,078	$ (197,135)
611	5 Year U.S. Treasury Notes	Dec. 2018	68,723,180	(76,075)
156	10 Year U.S. Treasury Notes	Dec. 2018	18,529,875	(173,641)
117	10 Year U.S. Ultra Treasury Notes	Dec. 2018	14,742,000	(226,444)
83	20 Year U.S. Treasury Bonds	Dec. 2018	11,661,500	(291,110)
249	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	38,416,031	(1,010,857)
15	Amsterdam Index	Oct. 2018	1,913,815	25,775
24	ASX SPI 200 Index	Dec. 2018	2,686,405	11,353
79	CAC40 10 Euro	Oct. 2018	5,035,128	142,170
9	DAX Index	Dec. 2018	3,197,921	42,973
10	Euro STOXX 50 Index	Dec. 2018	393,247	1,776
60	FTSE 100 Index	Dec. 2018	5,854,775	179,583
7	FTSE/MIB Index	Dec. 2018	840,408	(13,369)
5	Hang Seng China Enterprises Index	Oct. 2018	890,258	9,357
12	IBEX 35 Index	Oct. 2018	1,305,205	(4,621)
1,232	Mini MSCI Emerging Markets Index	Dec. 2018	64,661,520	1,458,559
85	OMXS30 Index	Oct. 2018	1,587,641	20,305
1,227	Russell 2000 E-Mini Index	Dec. 2018	104,344,080	(1,099,187)
558	S&P 500 E-Mini Index	Dec. 2018	81,440,100	313,159
24	S&P/TSX 60 Index	Dec. 2018	3,531,483	15,291
22	SGX MSCI Singapore Index	Oct. 2018	595,845	11,185
134	TOPIX Index	Dec. 2018	21,435,047	1,214,034

				353,081

Short Positions:
87	90 Day Euro Dollar	Jun. 2019	21,099,675	34,089
221	90 Day Euro Dollar	Dec. 2019	53,515,150	79,231
455	90 Day Euro Dollar	Dec. 2020	110,149,813	216,325

A704

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
539	30 Year Euro Buxl	Dec. 2018	$ 109,090,411	$1,815,721

				2,145,366

				$2,498,447

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/04/18	Morgan Stanley	ARS	998	$23,771	$23,977	$206	$—
Expiring 10/17/18	Morgan Stanley	ARS	28,748	893,582	678,042	—	(215,540)
Expiring 10/30/18	Morgan Stanley	ARS	6,813	167,979	157,890	—	(10,089)
Expiring 10/30/18	Morgan Stanley	ARS	3,841	96,029	89,024	—	(7,005)
Australian Dollar,
Expiring 12/19/18	Morgan Stanley	AUD	4,460	3,205,674	3,226,034	20,360	—
Brazilian Real,
Expiring 10/02/18	Morgan Stanley	BRL	29,663	7,084,906	7,342,594	257,688	—
Expiring 10/02/18	Morgan Stanley	BRL	2,582	622,640	639,043	16,403	—
Expiring 10/02/18	Morgan Stanley	BRL	1,859	443,075	460,095	17,020	—
Expiring 11/05/18	Morgan Stanley	BRL	32,269	8,069,525	7,965,965	—	(103,560)
British Pound,
Expiring 12/19/18	Morgan Stanley	GBP	6,390	8,313,665	8,363,178	49,513	—
Canadian Dollar,
Expiring 12/19/18	Morgan Stanley	CAD	6,070	4,608,277	4,708,094	99,817	—
Chilean Peso,
Expiring 10/10/18	Morgan Stanley	CLP	292,749	426,080	445,168	19,088	—
Expiring 10/10/18	Morgan Stanley	CLP	291,730	423,996	443,619	19,623	—
Expiring 10/22/18	Morgan Stanley	CLP	501,170	750,276	762,357	12,081	—
Expiring 12/19/18	Morgan Stanley	CLP	5,955,000	8,800,189	9,060,865	260,676	—
Expiring 12/19/18	Morgan Stanley	CLP	270,000	392,956	410,820	17,864	—
Chinese Renminbi,
Expiring 12/19/18	Morgan Stanley	CNH	61,630	8,973,762	8,924,968	—	(48,794)
Expiring 12/19/18	Morgan Stanley	CNH	3,047	441,762	441,236	—	(526)
Expiring 12/19/18	Morgan Stanley	CNH	1,285	185,995	186,069	74	—
Colombian Peso,
Expiring 10/04/18	Morgan Stanley	COP	2,300,606	767,124	776,537	9,413	—
Expiring 10/22/18	Morgan Stanley	COP	1,325,814	444,048	447,581	3,533	—
Expiring 12/19/18	Morgan Stanley	COP	27,258,000	8,775,889	9,183,827	407,938	—
Czech Koruna,
Expiring 12/19/18	Morgan Stanley	CZK	29,399	1,340,422	1,331,939	—	(8,483)
Expiring 12/19/18	Morgan Stanley	CZK	10,294	465,575	466,379	804	—
Danish Krone,
Expiring 12/19/18	Morgan Stanley	DKK	5,290	830,992	829,942	—	(1,050)
Euro,
Expiring 12/19/18	Morgan Stanley	EUR	13,250	15,516,638	15,494,459	—	(22,179)
Expiring 12/19/18	Morgan Stanley	EUR	8,050	9,431,110	9,413,615	—	(17,495)
Expiring 12/19/18	Morgan Stanley	EUR	7,281	8,581,287	8,514,506	—	(66,781)
Hong Kong Dollar,
Expiring 12/19/18	Morgan Stanley	HKD	12,070	1,540,382	1,543,703	3,321	—
Indian Rupee,
Expiring 10/12/18	Morgan Stanley	INR	34,449	479,078	474,309	—	(4,769)
Expiring 10/12/18	Morgan Stanley	INR	30,841	425,859	424,634	—	(1,225)

A705

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 12/19/18	Morgan Stanley	INR	623,500	$8,625,579	$8,512,759	$—	$(112,820)
Indonesian Rupiah,
Expiring 10/29/18	Morgan Stanley	IDR	10,754,538	718,166	718,986	820	—
Expiring 12/19/18	Morgan Stanley	IDR	130,320,000	8,407,742	8,651,452	243,710	—
Expiring 12/19/18	Morgan Stanley	IDR	3,780,000	243,602	250,940	7,338	—
Israeli Shekel,
Expiring 12/19/18	Morgan Stanley	ILS	520	145,952	143,896	—	(2,056)
Japanese Yen,
Expiring 12/19/18	Morgan Stanley	JPY	1,250,000	11,291,569	11,078,538	—	(213,031)
Mexican Peso,
Expiring 12/19/18	Morgan Stanley	MXN	151,713	7,934,897	8,002,520	67,623	—
Expiring 12/19/18	Morgan Stanley	MXN	8,425	429,014	444,382	15,368	—
Expiring 12/19/18	Morgan Stanley	MXN	4,047	211,938	213,456	1,518	—
Expiring 12/19/18	Morgan Stanley	MXN	2,050	106,299	108,110	1,811	—
Expiring 12/19/18	Morgan Stanley	MXN	2,042	105,832	107,730	1,898	—
New Taiwanese Dollar,
Expiring 10/11/18	Morgan Stanley	TWD	62,708	2,056,188	2,055,543	—	(645)
Expiring 10/11/18	Morgan Stanley	TWD	28,430	928,930	931,927	2,997	—
Expiring 10/11/18	Morgan Stanley	TWD	13,608	446,975	446,073	—	(902)
Expiring 12/14/18	Morgan Stanley	TWD	13,067	426,887	430,340	3,453	—
New Zealand Dollar,
Expiring 12/19/18	Morgan Stanley	NZD	150	98,715	99,476	761	—
Norwegian Krone,
Expiring 12/19/18	Morgan Stanley	NOK	126,150	15,051,072	15,557,040	505,968	—
Expiring 12/19/18	Morgan Stanley	NOK	2,950	351,967	363,798	11,831	—
Peruvian Nuevo Sol,
Expiring 10/22/18	Morgan Stanley	PEN	1,565	471,528	473,252	1,724	—
Expiring 10/22/18	Morgan Stanley	PEN	1,291	391,094	390,396	—	(698)
Philippine Peso,
Expiring 11/05/18	Morgan Stanley	PHP	10,113	189,537	186,640	—	(2,897)
Polish Zloty,
Expiring 12/19/18	Morgan Stanley	PLN	33,438	9,030,629	9,089,627	58,998	—
Russian Ruble,
Expiring 11/21/18	Morgan Stanley	RUB	29,460	447,203	447,144	—	(59)
Expiring 11/21/18	Morgan Stanley	RUB	28,839	415,876	437,729	21,853	—
Expiring 11/21/18	Morgan Stanley	RUB	28,428	415,885	431,483	15,598	—
Expiring 11/21/18	Morgan Stanley	RUB	27,936	407,067	424,018	16,951	—
Expiring 11/21/18	Morgan Stanley	RUB	27,543	403,922	418,056	14,134	—
Expiring 11/21/18	Morgan Stanley	RUB	22,752	336,528	345,336	8,808	—
Expiring 11/21/18	Morgan Stanley	RUB	20,300	295,696	308,117	12,421	—
Expiring 11/21/18	Morgan Stanley	RUB	18,029	255,882	273,645	17,763	—
Expiring 11/21/18	Morgan Stanley	RUB	16,707	247,169	253,589	6,420	—
Expiring 11/21/18	Morgan Stanley	RUB	12,088	171,144	183,480	12,336	—
Expiring 11/21/18	Morgan Stanley	RUB	11,902	173,986	180,657	6,671	—
Expiring 11/21/18	Morgan Stanley	RUB	11,748	176,947	178,305	1,358	—
Expiring 11/21/18	Morgan Stanley	RUB	11,539	168,488	175,140	6,652	—
Expiring 11/21/18	Morgan Stanley	RUB	11,377	169,054	172,675	3,621	—
Expiring 11/21/18	Morgan Stanley	RUB	3,379	49,361	51,286	1,925	—
Singapore Dollar,
Expiring 12/19/18	Morgan Stanley	SGD	810	589,693	593,602	3,909	—
Expiring 12/19/18	Morgan Stanley	SGD	611	447,238	447,379	141	—

A706

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 12/19/18	Morgan Stanley	ZAR	8,013	$523,333	$560,392	$37,059	$—
Expiring 12/19/18	Morgan Stanley	ZAR	2,619	173,144	183,131	9,987	—
Expiring 12/19/18	Morgan Stanley	ZAR	2,554	176,917	178,620	1,703	—
South Korean Won,
Expiring 10/17/18	Morgan Stanley	KRW	920,660	817,838	830,316	12,478	—
Expiring 10/17/18	Morgan Stanley	KRW	482,925	430,069	435,535	5,466	—
Expiring 10/17/18	Morgan Stanley	KRW	476,555	425,184	429,791	4,607	—
Expiring 10/17/18	Morgan Stanley	KRW	476,157	426,053	429,432	3,379	—
Expiring 10/17/18	Morgan Stanley	KRW	285,584	254,850	257,561	2,711	—
Expiring 10/17/18	Morgan Stanley	KRW	217,439	193,960	196,102	2,142	—
Expiring 12/19/18	Morgan Stanley	KRW	10,130,000	9,064,066	9,151,630	87,564	—
Swedish Krona,
Expiring 12/19/18	Morgan Stanley	SEK	11,475	1,274,418	1,300,865	26,447	—
Swiss Franc,
Expiring 12/19/18	Morgan Stanley	CHF	3,840	3,985,337	3,945,006	—	(40,331)
Expiring 12/19/18	Morgan Stanley	CHF	120	124,595	123,282	—	(1,313)
Turkish Lira,
Expiring 12/19/18	Morgan Stanley	TRY	5,608	831,520	880,325	48,805	—
Expiring 12/19/18	Morgan Stanley	TRY	1,158	178,098	181,803	3,705	—
Expiring 12/19/18	Morgan Stanley	TRY	1,153	176,927	180,953	4,026	—
Expiring 12/19/18	Morgan Stanley	TRY	1,146	175,048	179,888	4,840	—
Expiring 12/19/18	Morgan Stanley	TRY	1,129	171,779	177,279	5,500	—
Expiring 12/19/18	Morgan Stanley	TRY	1,121	172,235	175,927	3,692	—
Expiring 12/19/18	Morgan Stanley	TRY	1,111	173,135	174,310	1,175	—
Expiring 12/19/18	Morgan Stanley	TRY	582	90,019	91,311	1,292	—
Expiring 12/19/18	Morgan Stanley	TRY	564	87,000	88,494	1,494	—

				$195,283,319	$196,960,944	2,559,873	(882,248)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/04/18	Morgan Stanley	ARS	963	$23,771	$23,120	$651	$—
Expiring 10/09/18	Morgan Stanley	ARS	18,573	454,656	442,928	11,728	—
Expiring 10/17/18	Morgan Stanley	ARS	35,073	879,012	827,215	51,797	—
Expiring 10/17/18	Morgan Stanley	ARS	10,760	273,797	253,789	20,008	—
Expiring 10/30/18	Morgan Stanley	ARS	5,741	171,908	133,044	38,864	—
Australian Dollar,
Expiring 12/19/18	Morgan Stanley	AUD	1,440	1,039,923	1,041,590	—	(1,667)
Brazilian Real,
Expiring 10/02/18	Morgan Stanley	BRL	32,269	8,089,451	7,987,695	101,756	—
Expiring 10/02/18	Morgan Stanley	BRL	1,834	444,069	454,037	—	(9,968)
Expiring 11/05/18	Morgan Stanley	BRL	1,804	444,209	445,263	—	(1,054)
Expiring 11/05/18	Morgan Stanley	BRL	1,272	317,000	313,961	3,039	—
British Pound,
Expiring 12/19/18	Morgan Stanley	GBP	2,050	2,694,398	2,683,024	11,374	—
Canadian Dollar,
Expiring 12/19/18	Morgan Stanley	CAD	2,000	1,537,865	1,551,266	—	(13,401)
Chilean Peso,
Expiring 10/05/18	Morgan Stanley	CLP	626,970	978,265	953,267	24,998	—
Expiring 10/05/18	Morgan Stanley	CLP	289,408	424,213	440,026	—	(15,813)

A707

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 10/05/18	Morgan Stanley	CLP	284,106	$410,810	$431,964	$—	$(21,154)
Expiring 10/10/18	Morgan Stanley	CLP	294,660	430,110	448,073	—	(17,963)
Expiring 10/22/18	Morgan Stanley	CLP	296,041	435,874	450,325	—	(14,451)
Chinese Renminbi,
Expiring 12/19/18	Morgan Stanley	CNH	27,589	4,017,097	3,995,254	21,843	—
Expiring 12/19/18	Morgan Stanley	CNH	3,059	443,212	442,978	234	—
Expiring 12/19/18	Morgan Stanley	CNH	3,057	442,794	442,708	86	—
Expiring 12/19/18	Morgan Stanley	CNH	3,001	435,779	434,545	1,234	—
Expiring 12/19/18	Morgan Stanley	CNH	2,980	432,959	431,529	1,430	—
Expiring 12/19/18	Morgan Stanley	CNH	280	40,778	40,548	230	—
Colombian Peso,
Expiring 10/04/18	Morgan Stanley	COP	1,287,789	421,673	434,676	—	(13,003)
Expiring 10/04/18	Morgan Stanley	COP	1,012,817	334,043	341,863	—	(7,820)
Expiring 10/22/18	Morgan Stanley	COP	24,689,959	8,174,671	8,335,064	—	(160,393)
Expiring 10/22/18	Morgan Stanley	COP	2,300,606	766,933	776,660	—	(9,727)
Expiring 10/22/18	Morgan Stanley	COP	1,051,106	347,997	354,843	—	(6,846)
Expiring 10/22/18	Morgan Stanley	COP	269,626	89,192	91,023	—	(1,831)
Expiring 12/19/18	Morgan Stanley	COP	27,258,000	8,764,630	9,183,827	—	(419,197)
Danish Krone,
Expiring 12/19/18	Morgan Stanley	DKK	1,800	283,369	282,400	969	—
Euro,
Expiring 12/19/18	Morgan Stanley	EUR	18,410	21,559,343	21,528,527	30,816	—
Expiring 12/19/18	Morgan Stanley	EUR	4,290	5,034,405	5,016,696	17,709	—
Hong Kong Dollar,
Expiring 12/19/18	Morgan Stanley	HKD	3,810	488,052	487,283	769	—
Indian Rupee,
Expiring 10/12/18	Morgan Stanley	INR	36,008	494,719	495,775	—	(1,056)
Expiring 10/12/18	Morgan Stanley	INR	31,359	429,139	431,761	—	(2,622)
Expiring 12/19/18	Morgan Stanley	INR	623,500	8,579,291	8,512,759	66,532	—
Israeli Shekel,
Expiring 12/19/18	Morgan Stanley	ILS	160	44,613	44,275	338	—
Japanese Yen,
Expiring 12/19/18	Morgan Stanley	JPY	347,000	3,077,564	3,075,402	2,162	—
Mexican Peso,
Expiring 12/19/18	Morgan Stanley	MXN	4,617	241,374	243,555	—	(2,181)
Expiring 12/19/18	Morgan Stanley	MXN	3,318	173,763	175,010	—	(1,247)
New Taiwanese Dollar,
Expiring 10/11/18	Morgan Stanley	TWD	103,809	3,421,531	3,402,849	18,682	—
Expiring 10/11/18	Morgan Stanley	TWD	14,216	463,647	465,994	—	(2,347)
Expiring 10/11/18	Morgan Stanley	TWD	13,404	436,019	439,370	—	(3,351)
Expiring 10/11/18	Morgan Stanley	TWD	13,383	434,850	438,688	—	(3,838)
Expiring 10/11/18	Morgan Stanley	TWD	12,640	411,496	414,348	—	(2,852)
Expiring 10/11/18	Morgan Stanley	TWD	7,377	240,824	241,822	—	(998)
Expiring 12/19/18	Morgan Stanley	TWD	367,200	12,023,969	12,098,236	—	(74,267)
Expiring 12/19/18	Morgan Stanley	TWD	900	29,443	29,653	—	(210)
New Zealand Dollar,
Expiring 12/19/18	Morgan Stanley	NZD	50	33,124	33,158	—	(34)
Norwegian Krone,
Expiring 12/19/18	Morgan Stanley	NOK	900	110,853	110,989	—	(136)
Expiring 12/19/18	Morgan Stanley	NOK	200	23,894	24,664	—	(770)
Peruvian Nuevo Sol,
Expiring 10/22/18	Morgan Stanley	PEN	3,664	1,110,600	1,108,115	2,485	—

A708

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble,
Expiring 11/21/18	Morgan Stanley	RUB	216,041	$3,133,301	$3,279,113	$—	$(145,812)
Expiring 11/21/18	Morgan Stanley	RUB	41,627	607,061	631,819	—	(24,758)
Expiring 11/21/18	Morgan Stanley	RUB	30,265	439,834	459,366	—	(19,532)
Expiring 11/21/18	Morgan Stanley	RUB	29,512	433,067	447,940	—	(14,873)
Expiring 11/21/18	Morgan Stanley	RUB	29,469	440,033	447,286	—	(7,253)
Expiring 11/21/18	Morgan Stanley	RUB	27,836	413,864	422,509	—	(8,645)
Expiring 11/21/18	Morgan Stanley	RUB	24,165	351,892	366,783	—	(14,891)
Expiring 11/21/18	Morgan Stanley	RUB	22,689	339,702	344,374	—	(4,672)
Singapore Dollar,
Expiring 12/19/18	Morgan Stanley	SGD	1,668	1,215,525	1,222,098	—	(6,573)
Expiring 12/19/18	Morgan Stanley	SGD	250	183,216	183,210	6	—
South African Rand,
Expiring 12/19/18	Morgan Stanley	ZAR	10,655	715,139	745,111	—	(29,972)
Expiring 12/19/18	Morgan Stanley	ZAR	2,886	191,905	201,824	—	(9,919)
South Korean Won,
Expiring 10/17/18	Morgan Stanley	KRW	789,634	706,526	712,148	—	(5,622)
Expiring 10/17/18	Morgan Stanley	KRW	489,155	434,850	441,154	—	(6,304)
Expiring 10/17/18	Morgan Stanley	KRW	465,936	415,886	420,216	—	(4,330)
Expiring 10/17/18	Morgan Stanley	KRW	465,815	416,650	420,105	—	(3,455)
Expiring 10/17/18	Morgan Stanley	KRW	461,932	416,192	416,602	—	(410)
Expiring 10/17/18	Morgan Stanley	KRW	305,466	272,140	275,491	—	(3,351)
Expiring 10/29/18	Morgan Stanley	KRW	279,247	249,997	251,909	—	(1,912)
Expiring 12/19/18	Morgan Stanley	KRW	20,140,000	18,096,376	18,194,849	—	(98,473)
Swedish Krona,
Expiring 12/19/18	Morgan Stanley	SEK	3,675	418,513	416,617	1,896	—
Swiss Franc,
Expiring 12/19/18	Morgan Stanley	CHF	8,880	9,216,092	9,122,827	93,265	—
Expiring 12/19/18	Morgan Stanley	CHF	1,240	1,277,451	1,273,908	3,543	—
Thai Baht,
Expiring 12/14/18	Morgan Stanley	THB	12,074	368,788	374,295	—	(5,507)
Expiring 12/14/18	Morgan Stanley	THB	10,632	326,213	329,587	—	(3,374)
Turkish Lira,
Expiring 12/19/18	Morgan Stanley	TRY	1,761	260,786	276,453	—	(15,667)
Expiring 12/19/18	Morgan Stanley	TRY	1,139	177,887	178,831	—	(944)
Expiring 12/19/18	Morgan Stanley	TRY	1,138	176,927	178,698	—	(1,771)

				$144,602,784	$145,322,557	528,444	(1,248,217)

						$3,088,317	$(2,130,465)

Cross currency exchange contracts outstanding at September 30, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
12/19/18	Buy	EUR	242	PLN	1,040	$531	$ —	Morgan Stanley
12/19/18	Buy	EUR	368	CZK	9,471	1,137	—	Morgan Stanley
12/19/18	Buy	EUR	371	HUF	120,847	—	(3,103)	Morgan Stanley
12/19/18	Buy	EUR	372	HUF	120,695	—	(1,522)	Morgan Stanley
12/19/18	Buy	EUR	375	HUF	121,452	—	(751)	Morgan Stanley
12/19/18	Buy	HUF	2,125,276	EUR	6,472	116,882	—	Morgan Stanley
12/19/18	Buy	PLN	1,592	EUR	368	2,583	—	Morgan Stanley
12/19/18	Buy	PLN	1,625	EUR	376	1,871	—	Morgan Stanley

A709

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Cross currency exchange contracts outstanding at September 30, 2018 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
12/19/18	Buy	PLN	1,625	EUR	377	$1,016	$—	Morgan Stanley
12/19/18	Buy	PLN	18,416	EUR	4,248	39,065	—	Morgan Stanley

						$163,085	$(5,376)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	03/20/19	1.000%(Q	)	80	$(368)	$(202)	$(166)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	80	(368)	(213)	(155)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	60	(276)	(335)	59	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	60	(276)	(102)	(174)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	50	(230)	(170)	(60)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	40	(184)	(133)	(51)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q	)	40	(184)	(249)	65	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	40	(184)	(301)	117	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	40	(184)	(300)	116	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	40	(184)	(320)	136	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	40	(184)	(358)	174	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	40	(184)	(156)	(28)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%(Q	)	30	(138)	(100)	(38)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%(Q	)	20	(92)	(68)	(24)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q	)	20	(92)	(82)	(10)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	20	(92)	(67)	(25)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	20	(92)	(132)	40	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q	)	10	(46)	(66)	20	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q	)	10	(46)	(44)	(2)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q	)	160	(1,094)	—	(1,094)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q	)	140	(958)	(2,155)	1,197	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q	)	110	(752)	(747)	(5)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q	)	90	(616)	(483)	(133)	Citigroup Global Markets

A710

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/19	1.000	%(Q)	80	$(547)	$(476)	$(71)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	70	(479)	(214)	(265)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	60	(410)	(389)	(21)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	60	(410)	(780)	370	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	50	(343)	(223)	(120)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	50	(343)	(331)	(12)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	50	(343)	(352)	9	JPMorgan Chase
People’s Republic of China	06/20/19	1.000	%(Q)	40	(274)	(275)	1	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	40	(274)	(98)	(176)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	30	(205)	(196)	(9)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	30	(205)	(292)	87	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	30	(205)	(326)	121	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	30	(205)	(193)	(12)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	20	(137)	(123)	(14)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000	%(Q)	20	(137)	(126)	(11)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000	%(Q)	10	(68)	(57)	(11)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000	%(Q)	380	(6,591)	641	(7,232)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000	%(Q)	340	(5,907)	4,107	(10,014)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000	%(Q)	320	(5,559)	2,808	(8,367)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000	%(Q)	300	(5,212)	3,754	(8,966)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000	%(Q)	260	(4,510)	3,106	(7,616)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000	%(Q)	240	(4,163)	2,932	(7,095)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000	%(Q)	200	(3,469)	1,318	(4,787)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000	%(Q)	200	(3,469)	2,426	(5,895)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000	%(Q)	170	(2,949)	914	(3,863)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000	%(Q)	150	(2,602)	2,025	(4,627)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000	%(Q)	100	(1,735)	1,014	(2,749)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000	%(Q)	60	(1,041)	715	(1,756)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000	%(Q)	40	(694)	269	(963)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000	%(Q)	10	(173)	84	(257)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000	%(Q)	10	(173)	88	(261)	Deutsche Bank AG

A711

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/21	1.000	%(Q)	970	$(18,726)	$11,551	$(30,277)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000	%(Q)	280	(5,405)	1,380	(6,785)	UBS AG
People’s Republic of China	06/20/21	1.000	%(Q)	250	(4,826)	2,447	(7,273)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000	%(Q)	230	(4,440)	2,458	(6,898)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000	%(Q)	160	(3,089)	1,558	(4,647)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000	%(Q)	160	(3,089)	1,740	(4,829)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000	%(Q)	160	(3,089)	1,736	(4,825)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000	%(Q)	140	(2,703)	322	(3,025)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000	%(Q)	130	(2,510)	1,235	(3,745)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000	%(Q)	130	(2,510)	472	(2,982)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000	%(Q)	120	(2,317)	1,161	(3,478)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000	%(Q)	120	(2,317)	1,368	(3,685)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000	%(Q)	120	(2,317)	1,231	(3,548)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000	%(Q)	100	(1,931)	218	(2,149)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000	%(Q)	90	(1,737)	—	(1,737)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000	%(Q)	80	(1,544)	300	(1,844)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000	%(Q)	60	(1,158)	97	(1,255)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000	%(Q)	60	(1,158)	566	(1,724)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000	%(Q)	50	(965)	254	(1,219)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000	%(Q)	40	(772)	87	(859)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000	%(Q)	20	(386)	194	(580)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000	%(Q)	20	(386)	(168)	(218)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000	%(Q)	20	(386)	102	(488)	JPMorgan Chase
People’s Republic of China	12/20/21	1.000	%(Q)	180	(3,817)	(122)	(3,695)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000	%(Q)	40	(848)	(144)	(704)	Barclays Capital Group
Republic of Turkey	12/20/23	1.000	%(Q)	390	46,101	47,329	(1,228)	JPMorgan Chase
Republic of Turkey	12/20/23	1.000	%(Q)	220	26,006	26,206	(200)	Deutsche Bank AG
Republic of Turkey	12/20/23	1.000	%(Q)	210	24,823	24,932	(109)	Morgan Stanley

					$(35,152)	$143,477	$(178,629)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.EM.30.V1	12/20/23	1.000%(Q)	2,060	$92,286	$87,221	$(5,065)

A712

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	38,200	0.545%	$705,588	$772,922	$67,334
CDX.NA.IG.31.V1	12/20/23	1.000%(Q)	15,375	0.597%	283,992	301,835	17,843

					$989,580	$1,074,757	$85,177

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
BRL	15,145	01/02/20	8.050%(T	)	1 Day BROIS(2)(T)	$12,292	$26,902	$14,610
BRL	4,850	01/02/20	8.800%(T	)	1 Day BROIS(2)(T)	8,647	9,403	756
BRL	4,200	01/02/20	7.900%(T	)	1 Day BROIS(1)(T)	(913)	2,130	3,043
BRL	4,184	01/02/20	7.500%(T	)	1 Day BROIS(2)(T)	8,349	(3,399)	(11,748)
BRL	3,175	01/04/21	8.900%(T	)	1 Day BROIS(2)(T)	4,708	1,878	(2,830)
BRL	9,105	01/03/22	10.300%(T	)	1 Day BROIS(2)(T)	(7,380)	15,069	22,449
BRL	1,600	01/03/22	10.380%(T	)	1 Day BROIS(2)(T)	—	3,407	3,407
BRL	5,050	01/02/23	11.450%(T	)	1 Day BROIS(2)(T)	—	18,775	18,775
BRL	75	01/02/23	9.500%(T	)	1 Day BROIS(2)(T)	529	(479)	(1,008)
CNH	43,140	09/21/20	3.000%(Q	)	7 Day China Fixing Repo Rate(2)(Q)	11,068	9,309	(1,759)
CNH	20,730	12/21/20	3.000%(Q	)	7 Day China Fixing Repo Rate(2)(Q)	2,894	90	(2,804)
CZK	169,010	03/22/21	2.500%(A	)	6 Month PRIBOR(1)(S)	(12,544)	(16,290)	(3,746)
EUR	100	12/19/23	0.750%(A	)	6 Month EURIBOR(1)(S)	(2,120)	(1,728)	392
EUR	40	12/19/28	1.250%(A	)	6 Month EURIBOR(1)(S)	(1,227)	(978)	249
HUF	1,608,100	09/19/20	0.600%(A	)	6 Month BUBOR(2)(S)	(19,598)	(57,781)	(38,183)
HUF	690,590	09/19/20	1.440%(A	)	6 Month BUBOR(2)(S)	12,036	16,592	4,556

A713

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
INR	683,440	09/21/20	7.000%(S	)	6 Month MIBOR(1)(S)	$7,998	$1,993	$(6,005)
KRW	18,074,920	12/19/20	2.000%(Q	)	3 Month KWCDC(2)(Q)	31,973	5	(31,968)
KRW	3,026,130	09/20/28	2.250%(Q	)	3 Month KWCDC(1)(Q)	(5,819)	(1)	5,818
MXN	26,750	12/16/20	8.050%(M	)	28 Day Mexican Interbank Rate(2)(M)	4,442	7,124	2,682
MXN	161,100	12/15/21	8.000%(M	)	28 Day Mexican Interbank Rate(2)(M)	(11,969)	36,085	48,054
MXN	2,480	03/09/22	5.500%(M	)	28 Day Mexican Interbank Rate(1)(M)	5,554	9,787	4,233
MXN	45,025	12/13/23	8.100%(M	)	28 Day Mexican Interbank Rate(2)(M)	496	19,291	18,795
MXN	41,770	06/09/27	7.500%(M	)	28 Day Mexican Interbank Rate(2)(M)	(23,788)	(91,862)	(68,074)
MXN	27,825	12/06/28	8.300%(M	)	28 Day Mexican Interbank Rate(1)(M)	5,529	(6,644)	(12,173)
PLN	63,075	09/19/20	2.000%(A	)	6 Month WIBOR(2)(S)	(1,349)	9,177	10,526
PLN	1,300	12/22/27	2.960%(A	)	6 Month WIBOR(1)(S)	(1,838)	(7,222)	(5,384)
PLN	810	12/27/27	2.958%(A	)	6 Month WIBOR(1)(S)	—	(2,899)	(2,899)
	85,610	12/20/19	2.250%(S	)	3 Month LIBOR(2)(Q)	96,991	(581,171)	(678,162)
	2,470	09/20/28	3.000%(S	)	3 Month LIBOR(2)(Q)	(9,062)	(17,166)	(8,104)
	12,150	12/20/28	2.790%(S	)	3 Month LIBOR(1)(Q)	(146,739)	361,677	508,416
ZAR	10	03/21/20	7.330%(Q	)	3 Month JIBAR(1)(Q)	—	—	—

						$(30,840)	$(238,926)	$(208,086)

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
CLP	324,400	09/20/20	3.500%(S	)	1 Day CLOIS(1)(S)	$236	$(916)	$1,152	Citigroup Global Markets
CLP	323,950	09/20/20	3.250%(S	)	1 Day CLOIS(1)(S)	2,638	2,648	(10)	Citigroup Global Markets
CLP	323,925	09/20/20	3.250%(S	)	1 Day CLOIS(1)(S)	2,638	2,551	87	Citigroup Global Markets
CLP	308,175	09/20/20	3.500%(S	)	1 Day CLOIS(1)(S)	225	(694)	919	Morgan Stanley
CLP	304,400	09/20/20	3.500%(S	)	1 Day CLOIS(1)(S)	222	(1,192)	1,414	Citigroup Global Markets
CLP	106,875	09/20/20	3.250%(S	)	1 Day CLOIS(1)(S)	870	882	(12)	Citigroup Global Markets

A714

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
CLP	885,475	12/19/20	3.750%(S	)	1 Day CLOIS(1)(S)	$(940)	$(874)	$(66)	Citigroup Global Markets
CLP	543,875	12/19/20	0.000%(S	)	1 Day CLOIS(2)(S)	(578)	(1,073)	495	Morgan Stanley
COP	423,180	04/15/19	5.110%(Q	)	90 Day Colombian Interbank rate(1)(Q)	(673)	—	(673)	Credit Suisse First Boston Corp.
COP	224,740	04/22/19	5.190%(Q	)	1 Day COOIS(1)(Q)	(593)	—	(593)	JPMorgan Chase
COP	3,175,050	06/20/20	4.750%(Q	)	1 Day COOIS(2)(Q)	849	3,343	(2,494)	Citigroup Global Markets
COP	2,681,175	06/20/20	4.750%(Q	)	1 Day COOIS(2)(Q)	658	1,743	(1,085)	Deutsche Bank AG
COP	844,650	06/20/20	4.750%(Q	)	1 Day COOIS(2)(Q)	226	1,937	(1,711)	Morgan Stanley
COP	843,950	06/20/20	4.750%(Q	)	1 Day COOIS(2)(Q)	226	1,969	(1,743)	Deutsche Bank AG
COP	569,450	06/20/20	4.750%(Q	)	1 Day COOIS(2)(Q)	(65)	98	(163)	Morgan Stanley
THB	38,960	12/19/20	2.000%(S	)	6 Month THBFIX(2)(S)	3,414	3,078	336	Citigroup Global Markets
THB	37,710	12/19/20	2.000%(S	)	6 Month THBFIX(2)(S)	3,305	3,092	213	Morgan Stanley
THB	15,180	12/19/20	2.000%(S	)	6 Month THBFIX(2)(S)	1,330	1,470	(140)	Citigroup Global Markets

						$13,988	$18,062	$(4,074)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
Coltes 25(A)	—	Deutsche Bank AG	10/17/18	COP 276,500	1,049	—	$1,049

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return} and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

A715

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse First Boston Corp.	$1,893,852	$—
Barclays Capital Group	20,174,710	—

Total	$22,068,562	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$667,367,606	$626,200,813	$125,809
Preferred Stocks	2,158,239	2,257,618	—
Rights	597	4,668	99
Unaffiliated Exchange Traded Funds	31,273,318	—	—
Unaffiliated Funds	1,874,882	144,276	—
Warrants	6,792	—	—
Asset-Backed Securities
Automobiles	—	10,285,545	—
Collateralized Loan Obligations	—	96,510,385	—
Credit Cards	—	11,657,634	—
Other	—	2,099,244	—
Student Loans	—	74,298,174	—
Commercial Mortgage-Backed Securities	—	16,051,434	—
Corporate Bonds	—	454,140,244	—
Sovereign Bonds	—	114,438,755	—
Municipal Bonds	—	9,026,473	—
Residential Mortgage-Backed Securities	—	13,884,876	—
U.S. Government Agency Obligations	—	342,893,159	—
U.S. Treasury Obligations	—	199,022,584	—
Affiliated Mutual Funds	328,650,774	—	—
Commercial Paper	—	44,978,160	—
Foreign Treasury Obligation	—	526,423	—
Other Financial Instruments*
Forward Commitment Contracts	—	(30,317,995)	—
Futures Contracts	2,498,447	—	—
OTC Forward Foreign Currency Exchange Contracts	—	957,852	—
OTC Cross Currency Exchange Contracts	—	157,709	—
OTC Credit Default Swap Agreements	—	(35,152)	—
Centrally Cleared Credit Default Swap Agreements	—	80,112	—
Centrally Cleared Interest Rate Swap Agreements	—	(208,086)	—
OTC Interest Rate Swap Agreements	—	13,988	—
OTC Total Return Swap Agreements	—	1,049	—

Total	$1,033,830,655	$1,989,069,942	$125,908

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

A716

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Aerospace & Defense — 3.5%
Harris Corp.	91,550	$15,491,176
HEICO Corp.	125,316	11,605,515
HEICO Corp. (Class A Stock)	64,227	4,849,139
L3 Technologies, Inc.	95,866	20,383,029

		52,328,859

Auto Components — 0.5%
Aptiv PLC	85,199	7,148,196

Banks — 1.4%
First Republic Bank(a)	223,683	21,473,567

Beverages — 2.6%
Brown-Forman Corp. (Class B Stock)	358,607	18,127,584
Monster Beverage Corp.*	357,420	20,830,438

		38,958,022

Biotechnology — 3.2%
Agios Pharmaceuticals, Inc.*(a)	64,135	4,946,091
Alkermes PLC*(a)	195,428	8,293,964
BioMarin Pharmaceutical, Inc.*	77,928	7,556,678
Bluebird Bio, Inc.*(a)	16,698	2,437,907
Exelixis, Inc.*	277,462	4,916,627
Incyte Corp.*	45,715	3,157,992
Neurocrine Biosciences, Inc.*	65,910	8,103,635
Sarepta Therapeutics, Inc.*(a)	23,955	3,868,972
Seattle Genetics, Inc.*(a)	47,574	3,668,907

		46,950,773

Capital Markets — 5.7%
Cboe Global Markets, Inc.	132,459	12,710,766
Lazard Ltd. (Class A Stock)	331,623	15,961,015
Moody’s Corp.	43,808	7,324,698
MSCI, Inc.	155,518	27,590,448
Northern Trust Corp.	207,734	21,215,873

		84,802,800

Chemicals — 1.1%
Ashland Global Holdings, Inc.	196,453	16,474,549

Commercial Services & Supplies — 0.9%
Cintas Corp.	71,302	14,104,249

Containers & Packaging — 1.4%
Avery Dennison Corp.	191,206	20,717,170

Diversified Consumer Services — 2.0%
Bright Horizons Family Solutions, Inc.*	257,486	30,342,150

Electrical Equipment — 0.9%
Sensata Technologies Holding PLC*	265,973	13,178,962

Electronic Equipment, Instruments & Components — 2.7%
Amphenol Corp. (Class A Stock)	429,223	40,355,546

Equity Real Estate Investment Trusts (REITs) — 2.1%
Equity LifeStyle Properties, Inc.	79,899	7,706,259
SBA Communications Corp.*	142,718	22,924,792

		30,631,051

Food Products — 1.8%
McCormick & Co., Inc.(a)	204,579	26,953,283

Health Care Equipment & Supplies — 7.7%
ABIOMED, Inc.*	16,238	7,303,041

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Align Technology, Inc.*	45,783	$17,911,225
Cooper Cos., Inc. (The)	30,516	8,457,509
Edwards Lifesciences Corp.*	100,871	17,561,641
IDEXX Laboratories, Inc.*	112,236	28,020,840
Teleflex, Inc.	86,030	22,891,723
West Pharmaceutical Services, Inc.	92,747	11,451,472

		113,597,451

Hotels, Restaurants & Leisure — 5.6%
Chipotle Mexican Grill, Inc.*	24,205	11,001,657
Choice Hotels International, Inc.	292,118	24,333,429
Domino’s Pizza, Inc.	26,686	7,867,033
Dunkin’ Brands Group, Inc.(a)	437,772	32,272,552
Hilton Worldwide Holdings, Inc.	92,596	7,479,905

		82,954,576

Industrial Conglomerates — 1.6%
Roper Technologies, Inc.	79,905	23,668,660

Internet & Direct Marketing Retail — 0.2%
Farfetch Ltd. (United Kingdom) (Class A Stock)*	106,473	2,899,260

Internet Software & Services — 3.8%
GoDaddy, Inc. (Class A Stock)*	336,718	28,078,914
IAC/InterActiveCorp*	54,109	11,726,502
Spotify Technology*	47,682	8,622,336
Twitter, Inc.*(a)	304,154	8,656,223

		57,083,975

IT Services — 11.8%
Black Knight, Inc.*	620,245	32,221,728
Fidelity National Information Services, Inc.	275,643	30,064,382
Fiserv, Inc.*	450,805	37,137,316
Global Payments, Inc.	291,234	37,103,212
Square, Inc. (Class A Stock)*(a)	129,589	12,830,607
Total System Services, Inc.	263,021	25,970,694

		175,327,939

Life Sciences Tools & Services — 5.8%
Agilent Technologies, Inc.	406,836	28,698,211
Illumina, Inc.*	80,945	29,711,672
Mettler-Toledo International, Inc.*	22,903	13,947,469
PRA Health Sciences, Inc.*	120,170	13,241,532

		85,598,884

Machinery — 3.9%
Fortive Corp.(a)	163,460	13,763,332
IDEX Corp.	74,763	11,263,794
John Bean Technologies Corp.(a)	137,569	16,411,982
Welbilt, Inc.*	253,839	5,300,158
Xylem, Inc.	144,680	11,555,592

		58,294,858

Multiline Retail — 2.4%
Dollar General Corp.	270,083	29,520,072
Dollar Tree, Inc.*	75,113	6,125,465

		35,645,537

Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy, Inc.*	120,522	8,375,074
Concho Resources, Inc.*	57,603	8,798,858

A717

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamondback Energy, Inc.(a)	40,009	$5,408,817
WPX Energy, Inc.*	393,567	7,918,568

		30,501,317

Pharmaceuticals — 1.4%
Elanco Animal Health, Inc.*	123,941	4,324,301
Zoetis, Inc.	180,024	16,482,997

		20,807,298

Professional Services — 1.0%
Verisk Analytics, Inc.*(a)	127,205	15,334,563

Road & Rail — 0.8%
Old Dominion Freight Line, Inc.	72,847	11,747,307

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.*(a)	425,005	13,128,404
Analog Devices, Inc.	115,664	10,694,293
Marvell Technology Group Ltd.	813,094	15,692,714
Maxim Integrated Products, Inc.	253,539	14,297,064

		53,812,475

Software — 7.9%
Autodesk, Inc.*	78,094	12,191,254
Citrix Systems, Inc.*	162,691	18,084,732
Intuit, Inc.	121,334	27,591,352
PTC, Inc.*(a)	119,487	12,688,325
Red Hat, Inc.*	130,993	17,851,726
ServiceNow, Inc.*	91,004	17,803,113
Splunk, Inc.*	90,113	10,895,563

		117,106,065

Specialty Retail — 4.3%
Five Below, Inc.*	145,285	18,895,767
Ross Stores, Inc.	330,530	32,755,523
Tiffany & Co.	91,222	11,764,901

		63,416,191

Textiles, Apparel & Luxury Goods — 3.3%
Carter’s, Inc.	137,279	13,535,709
Lululemon Athletica, Inc.*	76,448	12,422,036
PVH Corp.	156,696	22,626,902

		48,584,647

TOTAL LONG-TERM INVESTMENTS (cost $1,119,745,376)		1,440,800,180

	Shares	Value
SHORT-TERM INVESTMENTS — 13.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	34,749,894	$34,749,894
PGIM Institutional Money Market Fund (cost $162,643,074; includes $162,380,092 of cash collateral for securities on loan)(b)(w)	162,620,731	162,636,993

TOTAL SHORT-TERM INVESTMENTS (cost $197,392,968)		197,386,887

TOTAL INVESTMENTS — 110.3%
(cost $1,317,138,344)		1,638,187,067
Liabilities in excess of other assets — (10.3)%		(153,556,688)

NET ASSETS — 100.0%		$1,484,630,379

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $158,311,042; cash collateral of $162,380,092 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A718

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$52,328,859	$—	$ —
Auto Components	7,148,196	—	—
Banks	21,473,567	—	—
Beverages	38,958,022	—	—
Biotechnology	46,950,773	—	—
Capital Markets	84,802,800	—	—
Chemicals	16,474,549	—	—
Commercial Services & Supplies	14,104,249	—	—
Containers & Packaging	20,717,170	—	—
Diversified Consumer Services	30,342,150	—	—
Electrical Equipment	13,178,962	—	—
Electronic Equipment, Instruments & Components	40,355,546	—	—
Equity Real Estate Investment Trusts (REITs)	30,631,051	—	—
Food Products	26,953,283	—	—
Health Care Equipment & Supplies	113,597,451	—	—
Hotels, Restaurants & Leisure	82,954,576	—	—
Industrial Conglomerates	23,668,660	—	—
Internet & Direct Marketing Retail	2,899,260	—	—
Internet Software & Services	57,083,975	—	—
IT Services	175,327,939	—	—
Life Sciences Tools & Services	85,598,884	—	—
Machinery	58,294,858	—	—
Multiline Retail	35,645,537	—	—
Oil, Gas & Consumable Fuels	30,501,317	—	—
Pharmaceuticals	20,807,298	—	—
Professional Services	15,334,563	—	—
Road & Rail	11,747,307	—	—
Semiconductors & Semiconductor Equipment	53,812,475	—	—
Software	117,106,065	—	—
Specialty Retail	63,416,191	—	—
Textiles, Apparel & Luxury Goods	48,584,647	—	—
Affiliated Mutual Funds	197,386,887	—	—

Total	$1,638,187,067	$—	$—

A719

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 96.4%
Aerospace & Defense — 1.7%
Curtiss-Wright Corp.	44,196	$6,073,414
Esterline Technologies Corp.*(a)	45,245	4,115,033
KLX, Inc.*	6,979	438,142
Moog, Inc. (Class A Stock)	72,709	6,250,793

		16,877,382

Air Freight & Logistics — 1.2%
Air Transport Services Group, Inc.*	228,163	4,898,660
Echo Global Logistics, Inc.*	75,265	2,329,452
XPO Logistics, Inc.*	41,336	4,719,331

		11,947,443

Airlines — 1.1%
SkyWest, Inc.	110,097	6,484,713
Spirit Airlines, Inc.*(a)	99,183	4,658,626

		11,143,339

Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.*(a)	152,246	2,655,170
Standard Motor Products, Inc.	18,158	893,737

		3,548,907

Banks — 17.7%
Amalgamated Bank (Class A Stock)*(a)	71,455	1,378,367
Ameris Bancorp	113,682	5,195,267
BancorpSouth Bank	131,612	4,303,712
Banner Corp.	134,092	8,336,500
Boston Private Financial Holdings, Inc.	240,642	3,284,763
Brookline Bancorp, Inc.	203,382	3,396,479
Bryn Mawr Bank Corp.	50,701	2,377,877
CenterState Bank Corp.	232,720	6,527,795
Chemical Financial Corp.	126,874	6,775,072
Columbia Banking System, Inc.	190,475	7,384,716
Community Bank System, Inc.(a)	98,471	6,013,624
ConnectOne Bancorp, Inc.	141,305	3,355,994
CVB Financial Corp.(a)	328,182	7,325,022
FB Financial Corp.	43,028	1,685,837
First Financial Bankshares, Inc.(a)	111,876	6,611,872
First Merchants Corp.	150,765	6,782,917
First Midwest Bancorp, Inc.	186,427	4,957,094
First of Long Island Corp. (The)	68,220	1,483,785
Flushing Financial Corp.	108,972	2,658,917
Glacier Bancorp, Inc.(a)	183,119	7,890,598
Great Western Bancorp, Inc.	198,723	8,384,123
Guaranty Bancorp	70,209	2,085,207
Heritage Financial Corp.	95,583	3,359,742
Home BancShares, Inc.	156,011	3,416,641
Independent Bank Corp.(a)	87,077	7,192,560
Independent Bank Group, Inc.	83,029	5,504,823
Lakeland Financial Corp.	99,617	4,630,198
LegacyTexas Financial Group, Inc.	184,579	7,863,065
National Commerce Corp.*	49,647	2,050,421
Old Line Bancshares, Inc.	29,669	938,727
Pinnacle Financial Partners, Inc.(a)	96,154	5,783,663
Renasant Corp.	169,393	6,980,686
Sandy Spring Bancorp, Inc.	64,773	2,546,227
South State Corp.	85,212	6,987,384

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Texas Capital Bancshares, Inc.*	44,067	$3,642,138
Towne Bank	106,273	3,278,522
TriCo Bancshares	67,670	2,613,415
Union Bankshares Corp.	82,053	3,161,502

		178,145,252

Biotechnology — 0.4%
Emergent BioSolutions, Inc.*	67,481	4,442,274

Capital Markets — 1.3%
BrightSphere Investment Group PLC	235,953	2,925,817
Houlihan Lokey, Inc.	63,697	2,861,906
Stifel Financial Corp.	119,983	6,150,329
Virtu Financial, Inc. (Class A Stock)(a)	69,205	1,415,242

		13,353,294

Chemicals — 1.4%
HB Fuller Co.	90,957	4,699,748
Ingevity Corp.*	46,397	4,726,926
Quaker Chemical Corp.	19,893	4,022,564
Trinseo SA	4,256	333,245
Tronox Ltd. (Class A Stock)	50,634	605,076

		14,387,559

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	120,839	3,897,058
Advanced Disposal Services, Inc.*	145,406	3,937,594
Mobile Mini, Inc.	82,511	3,618,107
US Ecology, Inc.	53,290	3,930,138

		15,382,897

Communications Equipment — 2.2%
Ciena Corp.*	256,805	8,022,588
NetScout Systems, Inc.*(a)	227,066	5,733,417
Viavi Solutions, Inc.*	698,617	7,922,317

		21,678,322

Construction & Engineering — 1.1%
EMCOR Group, Inc.	55,859	4,195,569
Granite Construction, Inc.	52,080	2,380,056
KBR, Inc.	204,906	4,329,664

		10,905,289

Construction Materials — 0.2%
Eagle Materials, Inc.	18,993	1,618,963

Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	100,578	4,847,860
Chegg, Inc.*(a)	111,958	3,182,966

		8,030,826

Electric Utilities — 3.8%
ALLETE, Inc.	111,704	8,378,917
El Paso Electric Co.	87,753	5,019,472
IDACORP, Inc.	108,514	10,767,844
PNM Resources, Inc.	153,278	6,046,817
Portland General Electric Co.	174,749	7,970,302

		38,183,352

Electronic Equipment, Instruments & Components — 2.0%
CTS Corp.	122,378	4,197,565
II-VI, Inc.*(a)	103,527	4,896,827

A720

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Knowles Corp.*(a)	144,011	$2,393,463
Rogers Corp.*	15,721	2,316,018
SYNNEX Corp.	38,246	3,239,436
Tech Data Corp.*	49,782	3,562,898

		20,606,207

Energy Equipment & Services — 1.8%
Apergy Corp.*	131,874	5,744,431
Cactus, Inc. (Class A Stock)*(a)	142,901	5,470,250
Nabors Industries Ltd.	894,937	5,512,812
NCS Multistage Holdings, Inc.*(a)	80,548	1,329,847

		18,057,340

Equity Real Estate Investment Trusts (REITs) — 9.4%
Acadia Realty Trust	328,297	9,202,165
Chatham Lodging Trust	99,003	2,068,173
Chesapeake Lodging Trust	359,020	11,513,771
Columbia Property Trust, Inc.	403,430	9,537,085
CyrusOne, Inc.	142,222	9,016,875
Healthcare Realty Trust, Inc.	277,661	8,124,361
Hudson Pacific Properties, Inc.	131,131	4,290,606
Life Storage, Inc.(a)	63,638	6,055,792
National Health Investors, Inc.	108,648	8,212,702
Pebblebrook Hotel Trust(a)	300,014	10,911,509
Preferred Apartment Communities, Inc. (Class A Stock)	49,018	861,736
PS Business Parks, Inc.	55,767	7,087,428
RLJ Lodging Trust(a)	356,754	7,859,291

		94,741,494

Food & Staples Retailing — 0.3%
Performance Food Group Co.*	78,448	2,612,318
SpartanNash Co.	33,834	678,710

		3,291,028

Food Products — 0.9%
Hostess Brands, Inc.*(a)	283,848	3,142,197
Simply Good Foods Co. (The)*	312,927	6,086,430

		9,228,627

Gas Utilities — 1.8%
Chesapeake Utilities Corp.	58,257	4,887,762
New Jersey Resources Corp.	143,801	6,629,226
South Jersey Industries, Inc.(a)	192,203	6,779,000

		18,295,988

Health Care Equipment & Supplies — 1.8%
Avanos Medical, Inc.*	104,621	7,166,539
CONMED Corp.	67,450	5,343,389
Orthofix Medical, Inc.*	50,873	2,940,968
Wright Medical Group NV*(a)	109,237	3,170,058

		18,620,954

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*(a)	77,312	2,721,382
AMN Healthcare Services, Inc.*(a)	36,005	1,969,474

		4,690,856

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.*	545,324	7,770,867

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology (cont’d.)
HMS Holdings Corp.*	116,682	$3,828,336

		11,599,203

Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp.(a)	114,233	3,866,787
Del Taco Restaurants, Inc.*	37,621	444,304
Dine Brands Global, Inc.(a)	49,842	4,052,653
Eldorado Resorts, Inc.*(a)	171,156	8,318,182
Extended Stay America, Inc.	74,453	1,506,184
Jack in the Box, Inc.	24,599	2,062,134
Marriott Vacations Worldwide Corp.	30,660	3,426,255
Penn National Gaming, Inc.*	41,760	1,374,739
Red Rock Resorts, Inc. (Class A Stock)	99,177	2,643,067

		27,694,305

Household Durables — 0.6%
Meritage Homes Corp.*	65,546	2,615,285
Taylor Morrison Home Corp. (Class A Stock)*	36,268	654,275
TopBuild Corp.*	42,606	2,420,873
William Lyon Homes (Class A Stock)*	33,129	526,420

		6,216,853

Household Products — 0.3%
Central Garden & Pet Co. (Class A Stock)*	83,594	2,770,305

Insurance — 4.9%
AMERISAFE, Inc.(a)	46,244	2,864,816
CNO Financial Group, Inc.	287,786	6,106,819
Enstar Group Ltd. (Bermuda)*	20,659	4,307,402
James River Group Holdings Ltd.	111,412	4,748,379
Kemper Corp.	40,530	3,260,639
Kinsale Capital Group, Inc.	88,710	5,665,021
Primerica, Inc.	42,267	5,095,287
ProAssurance Corp.	79,889	3,750,789
RLI Corp.(a)	65,606	5,155,319
Selective Insurance Group, Inc.	128,341	8,149,654

		49,104,125

Internet & Direct Marketing Retail — 0.2%
Liberty Expedia Holdings, Inc. (Class A Stock)*	34,394	1,617,894

Internet Software & Services — 1.0%
Cars.com, Inc.*(a)	158,756	4,383,253
Cornerstone OnDemand, Inc.*	106,850	6,063,738

		10,446,991

IT Services — 1.3%
Acxiom Holdings, Inc.*	89,972	4,445,517
CACI International, Inc. (Class A Stock)*	46,066	8,483,054

		12,928,571

Leisure Products — 0.3%
Callaway Golf Co.	123,571	3,001,540

Life Sciences Tools & Services — 0.9%
Cambrex Corp.*(a)	41,747	2,855,495
Syneos Health, Inc.*	127,790	6,587,575

		9,443,070

Machinery — 3.8%
CIRCOR International, Inc.(a)	79,605	3,781,238

A721

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Federal Signal Corp.	160,664	$4,302,582
ITT, Inc.	72,059	4,414,334
Navistar International Corp.*	48,601	1,871,139
RBC Bearings, Inc.*	28,081	4,222,259
Rexnord Corp.*	275,857	8,496,396
Tennant Co.	27,180	2,064,321
TriMas Corp.*	178,984	5,441,114
Watts Water Technologies, Inc. (Class A Stock)	49,213	4,084,679

		38,678,062

Media — 1.9%
Liberty Latin America Ltd.*	196,852	4,061,057
Live Nation Entertainment, Inc.*(a)	146,279	7,967,817
Nexstar Media Group, Inc. (Class A Stock)(a)	49,427	4,023,358
TEGNA, Inc.	284,074	3,397,525

		19,449,757

Metals & Mining — 2.1%
Allegheny Technologies, Inc. (Class C Stock)*(a)	286,094	8,454,078
Carpenter Technology Corp.(a)	44,053	2,596,924
Cleveland-Cliffs, Inc.*(a)	203,955	2,582,070
Commercial Metals Co.	161,596	3,315,950
Constellium NV (Class A Stock)*	304,809	3,764,391

		20,713,413

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	114,565	3,839,073
Granite Point Mortgage Trust, Inc.	160,663	3,097,583
MFA Financial, Inc.	756,571	5,560,797
PennyMac Mortgage Investment Trust	165,259	3,344,842
Two Harbors Investment Corp.	377,588	5,637,389

		21,479,684

Multiline Retail — 0.1%
Dillard’s, Inc. (Class A Stock)(a)	11,501	877,986

Oil, Gas & Consumable Fuels — 6.0%
Callon Petroleum Co.*(a)	739,854	8,870,849
Centennial Resource Development, Inc. (Class A Stock)*(a)	144,657	3,160,755
Delek US Holdings, Inc.	95,180	4,038,487
Falcon Minerals Corp.*(a)	227,767	2,505,437
Golar LNG Ltd. (Bermuda)(a)	255,490	7,102,621
Matador Resources Co.*	94,281	3,115,987
Oasis Petroleum, Inc.*	509,801	7,228,978
PBF Energy, Inc. (Class A Stock)	40,268	2,009,776
PDC Energy, Inc.*	106,411	5,209,883
SRC Energy, Inc.*	420,319	3,736,636
Viper Energy Partners LP	30,777	1,295,712
WPX Energy, Inc.*	581,462	11,699,015

		59,974,136

Personal Products — 0.1%
Edgewell Personal Care Co.*(a)	20,910	966,669

Pharmaceuticals — 0.4%
Mallinckrodt PLC*(a)	124,022	3,635,085

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 0.3%
ASGN, Inc.*	32,528	$2,567,435

Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	246,619	5,302,309

Road & Rail — 0.4%
Marten Transport Ltd.	23,591	496,591
Saia, Inc.*	45,328	3,465,326

		3,961,917

Semiconductors & Semiconductor Equipment — 2.1%
Cree, Inc.*(a)	157,498	5,964,449
Entegris, Inc.	147,798	4,278,752
Lattice Semiconductor Corp.*	529,877	4,239,016
Semtech Corp.*	72,583	4,035,615
Synaptics, Inc.*	50,429	2,300,571

		20,818,403

Software — 1.7%
CommVault Systems, Inc.*	98,466	6,892,619
Imperva, Inc.*	76,198	3,539,397
Verint Systems, Inc.*	143,069	7,167,757

		17,599,773

Specialty Retail — 3.0%
Aaron’s, Inc.	74,998	4,084,391
Abercrombie & Fitch Co. (Class A Stock)(a)	34,573	730,182
American Eagle Outfitters, Inc.	73,848	1,833,646
Ascena Retail Group, Inc.*(a)	255,503	1,167,649
At Home Group, Inc.*	75,917	2,393,663
Bed Bath & Beyond, Inc.(a)	84,943	1,274,145
Burlington Stores, Inc.*	52,502	8,553,626
Caleres, Inc.	20,997	752,952
DSW, Inc. (Class A Stock)	58,570	1,984,352
GameStop Corp. (Class A Stock)	69,106	1,055,249
Genesco, Inc.*	11,334	533,831
Guess?, Inc.	46,742	1,056,369
Hudson Ltd. (United Kingdom) (Class A Stock)*	129,334	2,917,775
Signet Jewelers Ltd. (United Kingdom)(a)	29,022	1,913,420
Zumiez, Inc.*	8,553	225,372

		30,476,622

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	25,789	2,400,182
G-III Apparel Group Ltd.*	45,532	2,194,187
Movado Group, Inc.	12,462	522,158
Wolverine World Wide, Inc.	91,207	3,561,633

		8,678,160

Thrifts & Mortgage Finance — 2.3%
MGIC Investment Corp.*	637,045	8,479,069
OceanFirst Financial Corp.	179,521	4,886,562
Provident Financial Services, Inc.	161,199	3,957,435
Washington Federal, Inc.(a)	174,209	5,574,688

		22,897,754

Trading Companies & Distributors — 2.0%
Beacon Roofing Supply, Inc.*	139,489	5,048,107
Foundation Building Materials, Inc.*(a)	145,214	1,810,819
H&E Equipment Services, Inc.	103,703	3,917,899
Kaman Corp.	56,413	3,767,260

A722

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Univar, Inc.*	182,200	$5,586,252

		20,130,337

TOTAL COMMON STOCKS (cost $794,036,474)		970,207,952

UNAFFILIATED EXCHANGE TRADED FUND — 0.7%
iShares Russell 2000 Value ETF(a) (cost $6,504,276)	52,150	6,935,950

TOTAL LONG-TERM INVESTMENTS (cost $800,540,750)		977,143,902

SHORT-TERM INVESTMENTS — 18.4%

AFFILIATED MUTUAL FUNDS — 18.4%
PGIM Core Ultra Short Bond Fund(w)	29,181,735	29,181,735
PGIM Institutional Money Market Fund (cost $156,035,997; includes $155,755,791 of cash collateral for securities on loan)(b)(w)	156,019,979	156,035,581

TOTAL SHORT-TERM INVESTMENTS (cost $185,217,732)		185,217,316

Value
TOTAL INVESTMENTS — 115.5% (cost $985,758,482)	$1,162,361,218
Liabilities in excess of other assets — (15.5)%	(156,029,994)

NET ASSETS — 100.0%	$1,006,331,224

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $152,770,217; cash collateral of $155,755,791 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,877,382	$—	$—
Air Freight & Logistics	11,947,443	—	—
Airlines	11,143,339	—	—
Auto Components	3,548,907	—	—
Banks	178,145,252	—	—
Biotechnology	4,442,274	—	—
Capital Markets	13,353,294	—	—
Chemicals	14,387,559	—	—
Commercial Services & Supplies	15,382,897	—	—
Communications Equipment	21,678,322	—	—
Construction & Engineering	10,905,289	—	—
Construction Materials	1,618,963	—	—
Diversified Consumer Services	8,030,826	—	—
Electric Utilities	38,183,352	—	—
Electronic Equipment, Instruments & Components	20,606,207	—	—
Energy Equipment & Services	18,057,340	—	—
Equity Real Estate Investment Trusts (REITs)	94,741,494	—	—

A723

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Food & Staples Retailing	$3,291,028	$—	$—
Food Products	9,228,627	—	—
Gas Utilities	18,295,988	—	—
Health Care Equipment & Supplies	18,620,954	—	—
Health Care Providers & Services	4,690,856	—	—
Health Care Technology	11,599,203	—	—
Hotels, Restaurants & Leisure	27,694,305	—	—
Household Durables	6,216,853	—	—
Household Products	2,770,305	—	—
Insurance	49,104,125	—	—
Internet & Direct Marketing Retail	1,617,894	—	—
Internet Software & Services	10,446,991	—	—
IT Services	12,928,571	—	—
Leisure Products	3,001,540	—	—
Life Sciences Tools & Services	9,443,070	—	—
Machinery	38,678,062	—	—
Media	19,449,757	—	—
Metals & Mining	20,713,413	—	—
Mortgage Real Estate Investment Trusts (REITs)	21,479,684	—	—
Multiline Retail	877,986	—	—
Oil, Gas & Consumable Fuels	59,974,136	—	—
Personal Products	966,669	—	—
Pharmaceuticals	3,635,085	—	—
Professional Services	2,567,435	—	—
Real Estate Management & Development	5,302,309	—	—
Road & Rail	3,961,917	—	—
Semiconductors & Semiconductor Equipment	20,818,403	—	—
Software	17,599,773	—	—
Specialty Retail	30,476,622	—	—
Textiles, Apparel & Luxury Goods	8,678,160	—	—
Thrifts & Mortgage Finance	22,897,754	—	—
Trading Companies & Distributors	20,130,337	—	—
Unaffiliated Exchange Traded Fund	6,935,950	—	—
Affiliated Mutual Funds	185,217,316	—	—

Total	$1,162,361,218	$—	$—

A724

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

				Principal Amount (000)#	Value
REPURCHASE AGREEMENT(m) — 6.7%
Merrill Lynch, 2.270%, dated 09/28/18, due 10/01/18 in the amount of $46,782,848				46,774	$46,774,000

	Interest Rate		Maturity Date
U.S. GOVERNMENT AGENCY OBLIGATIONS — 79.0%
Federal Farm Credit Bank, 1 Month LIBOR + (0.100)%	2.014%	(c)	04/04/19	22,000	21,998,885
Federal Farm Credit Bank, 1 Month LIBOR + (0.110)%	2.048%	(c)	01/15/19	9,000	9,000,000
Federal Farm Credit Bank(n)	2.110%		11/26/18	5,000	4,983,667
Federal Farm Credit Bank, 1 Month LIBOR + 0.015%	2.119%	(c)	10/03/18	11,000	11,000,104
Federal Farm Credit Bank, 1 Month LIBOR + (0.070)%	2.172%	(c)	01/28/20	11,000	11,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.160%	2.264%	(c)	01/02/19	9,000	9,006,526
Federal Home Loan Bank(n)	1.969%		10/10/18	9,000	8,995,592
Federal Home Loan Bank(n)	1.976%		10/12/18	8,000	7,995,184
Federal Home Loan Bank(n)	1.990%		10/12/18	9,000	8,994,544
Federal Home Loan Bank(n)	1.999%		10/24/18	10,225	10,212,007
Federal Home Loan Bank(n)	2.001%		10/17/18	5,000	4,995,567
Federal Home Loan Bank(n)	2.005%		10/17/18	11,000	10,990,247
Federal Home Loan Bank(n)	2.006%		10/19/18	8,000	7,992,000
Federal Home Loan Bank(n)	2.006%		10/23/18	8,000	7,990,247
Federal Home Loan Bank, 1 Month LIBOR + (0.125)%	2.008%	(c)	12/10/18	12,000	12,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.150)%	2.015%	(c)	10/18/18	9,000	9,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.130)%	2.018%	(c)	10/12/18	10,000	10,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.140)%	2.018%	(c)	10/16/18	16,000	15,999,452
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%	2.024%	(c)	02/04/19	11,000	10,999,999
Federal Home Loan Bank(n)	2.047%		11/09/18	8,000	7,982,355
Federal Home Loan Bank, 3 Month LIBOR + (0.280)%	2.061%	(c)	02/01/19	3,000	3,000,000
Federal Home Loan Bank(n)	2.065%		11/14/18	10,000	9,974,896
Federal Home Loan Bank(n)	2.067%		10/31/18	10,000	9,982,833
Federal Home Loan Bank, 3 Month LIBOR + (0.270)%	2.073%	(c)	10/05/18	15,000	15,000,321
Federal Home Loan Bank(n)	2.078%		11/02/18	20,000	19,963,182
Federal Home Loan Bank(n)	2.080%		11/16/18	3,000	2,992,069
Federal Home Loan Bank(n)	2.082%		10/17/18	9,000	8,991,684
Federal Home Loan Bank, 1 Month LIBOR + (0.130)%	2.082%	(c)	10/24/18	8,000	8,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.100)%	2.082%	(c)	12/21/18	19,000	18,999,999
Federal Home Loan Bank(n)	2.084%		11/21/18	10,000	9,970,632
Federal Home Loan Bank, 3 Month LIBOR + (0.220)%	2.092%	(c)	08/23/19	10,000	10,000,000
Federal Home Loan Bank(n)	2.097%		11/07/18	15,000	14,967,779
Federal Home Loan Bank(n)	2.097%		11/09/18	5,000	4,988,679
Federal Home Loan Bank, 1 Month LIBOR + (0.115)%	2.097%	(c)	12/24/18	21,000	21,000,501
Federal Home Loan Bank, 1 Month LIBOR + (0.115)%	2.101%	(c)	02/25/19	10,000	10,000,000

A725

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank(n)	2.107%		11/09/18	18,000	$17,959,050
Federal Home Loan Bank(n)	2.113%		10/19/18	3,000	2,996,835
Federal Home Loan Bank(n)	2.116%		12/05/18	12,000	11,954,392
Federal Home Loan Bank(n)	2.127%		11/16/18	8,000	7,978,329
Federal Home Loan Bank(n)	2.132%		11/14/18	14,000	13,963,639
Federal Home Loan Bank(n)	2.151%		12/14/18	6,000	5,973,619
Federal Home Loan Bank(n)	2.155%		11/01/18	11,000	10,979,635
Federal Home Loan Bank(n)	2.155%		11/05/18	18,000	17,962,375
Federal Home Loan Bank(n)	2.156%		11/14/18	4,000	3,989,489
Federal Home Loan Bank(n)	2.162%		12/19/18	6,000	5,971,692
Federal Home Loan Bank(n)	2.181%		12/19/18	8,000	7,961,904
Federal Home Loan Bank, 1 Month LIBOR + (0.060)%	2.182%	(c)	03/28/19	10,000	10,000,000
Federal Home Loan Mortgage Corp.	0.950%		01/30/19	8,000	7,966,434
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.155)%	1.978%	(c)	11/09/18	6,000	5,999,956
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.100)%	2.033%	(c)	08/08/19	9,000	9,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.100)%	2.065%	(c)	03/18/19	5,000	5,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.225)%	2.086%	(c)	08/27/19	7,000	7,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.125)%	2.105%	(c)	11/27/18	9,000	9,000,000
Federal Home Loan Mortgage Corp.(n)	2.132%		12/19/18	11,000	10,948,826
Federal Home Loan Mortgage Corp.(n)	2.132%		12/20/18	11,000	10,948,178

					552,523,304

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bills(n)	1.957%		10/11/18	4,000	3,997,837
U.S. Treasury Bills(n)	2.010%		11/01/18	4,000	3,993,111
U.S. Treasury Bills(n)	2.012%		11/08/18	10,000	9,978,868
U.S. Treasury Bills(n)	2.022%		11/08/18	10,000	9,978,762
U.S. Treasury Bills(n)	2.073%		10/25/18	4,000	3,994,480
U.S. Treasury Bills(n)	2.074%		10/25/18	4,000	3,994,477
U.S. Treasury Bills(n)	2.101%		12/06/18	12,000	11,954,020
U.S. Treasury Bills(n)	2.111%		12/06/18	11,000	10,957,650
U.S. Treasury Bills(n)	2.117%		01/10/19	8,000	7,952,979
U.S. Treasury Bills(n)	2.122%		12/13/18	11,000	10,952,913
U.S. Treasury Bills(n)	2.129%		12/13/18	4,000	3,982,825
U.S. Treasury Bills(n)	2.134%		12/20/18	11,000	10,948,104
U.S. Treasury Bills(n)	2.196%		02/07/19	8,000	7,937,736

					100,623,762

TOTAL INVESTMENTS — 100.1% (amortized cost $699,921,066)					699,921,066
Liabilities in excess of other assets — (0.1)%					(529,725)

NET ASSETS — 100.0%					$699,391,341

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(m)	Repurchase agreement is collateralized by FHLB (coupon rate 2.065%, maturity date 10/11/19), with the aggregate value, including accrued interest, of $47,714,479.

(n)	Rate quoted represents yield to maturity as of purchase date.

A726

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$46,774,000	$—
U.S. Government Agency Obligations	—	552,523,304	—
U.S. Treasury Obligations	—	100,623,762	—

Total	$—	$699,921,066	$—

A727

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.8%
ASSET-BACKED SECURITIES — 4.6%

Collateralized Loan Obligations(c)
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.020%, 144A	3.075%		04/20/31	4,000	$3,981,909
CBAM Ltd. (Cayman Islands), Series 2018-6A, Class A, 3 Month LIBOR + 0.940%, 144A	3.330%		07/15/31	2,750	2,741,944
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.890%, 144A	3.229%		04/15/27	5,000	4,986,889
Hayfin Kingsland IX Ltd. (Cayman Islands), Series 2018-9A, Class AR, 3 Month LIBOR + 1.150%, 144A	3.489%		04/28/31	4,000	3,993,252
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 3 Month LIBOR + 0.800%, 144A	3.139%		07/15/27	3,750	3,731,630
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.589%		10/15/26	3,500	3,500,245
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.484%		05/15/26	5,112	5,112,732
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.050%, 144A	3.398%		07/20/27	5,000	4,998,633
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 3 Month LIBOR + 0.880%, 144A	3.219%		07/15/27	5,000	4,985,098
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.486%		01/17/31	2,000	1,996,677

TOTAL ASSET-BACKED SECURITIES
(cost $40,119,833)					40,029,009

BANK LOANS — 3.9%

Aerospace & Defense — 0.0%
FGI Operating Co. LLC, Term Loan^	—%	(p)	05/15/22	24	23,932

Biotechnology — 0.0%
Concordia Healthcare Corp., Term Loan	—%	(p)	10/21/21	121	118,069

Chemicals — 0.2%
Solenis International, L.P., Second Lien Initial
Term Loan, 3 Month LIBOR + 8.500%	10.811%	(c)	06/18/24	1,971	1,942,913

Commercial Services — 0.1%
Syniverse Holdings, Inc., Tranche C Term Loan, 1 Month LIBOR + 5.000%	7.148%	(c)	03/09/23	555	556,533

Diversified Financial Services — 0.4%
Financial & Risk US Holdings, Inc., Term Loan	—%	(p)	10/31/25	2,850	2,843,385
Encino Acquisition Partners Holdings, Term Loan^	—%	(p)	09/21/25	201	201,140
Gulf Finance LLC, Tranche B Term Loan, 3 Month LIBOR + 5.250%	7.640%	(c)	08/25/23	354	295,504

					3,340,029

A728

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Diversified Telecommunication Services — 0.3%
Numericable US LLC, USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%	6.158%	(c)	08/14/26	3,075	$3,045,788

Electronics — 0.1%
SIG Combibloc US Acquisition, Inc., Repriced Initial Dollar Term Loan, PRIME + 1.750% + 1.750%	7.000%	(c)	03/11/22	449	449,976

Foods — 0.1%
Moran Foods LLC, Initial Term Loan, 1 Month LIBOR + 6.000%	8.242%	(c)	12/05/23	1,011	726,923

Insurance — 0.1%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.742%	(c)	08/04/25	850	873,729

Internet Software & Services — 0.9%
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.500%	5.742%	(c)	12/01/23	65	64,880
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.500%	5.742%	(c)	12/01/23	151	151,386
McAfee LLC, Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.742%	(c)	09/30/24	3,775	3,803,781
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.742%	(c)	09/29/25	3,350	3,383,499

					7,403,546

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp., Term B Loan, 3 Month LIBOR + 4.000%.	6.313%	(c)	11/30/23	377	378,799

Media — 0.2%
Clear Channel Communications, Tranche D Term Loan, 3 Month LIBOR + 6.750%	8.827%	(c)	01/30/19	1,563	1,161,757
Clear Channel Communications, Tranche E Term Loan, 3 Month LIBOR + 7.500%	9.577%	(c)	07/30/19	797	591,632

					1,753,389

Miscellaneous Manufacturing — 0.1%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.992%	(c)	02/27/23	723	735,542
Viskase Companies, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	5.636%	(c)	02/01/21	256	254,312
Viskase Companies, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	5.636%	(c)	02/01/21	302	299,937

					1,289,791

Oil & Gas — 0.8%
California Resources Corp., Term Loan (11/17), 1 Month LIBOR + 4.750%^	6.962%	(c)	12/31/22	1,672	1,705,236
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.375%	12.617%	(c)	12/31/21	2,253	2,484,374
EG America LLC, Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.386%	(c)	03/23/26	975	961,594
McDermott International, Inc., Term Loan, 1 Month LIBOR + 5.000%	7.242%	(c)	05/12/25	381	385,312

A729

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Oil & Gas (cont’d.)
MEG Energy Corp., Initial Term Loan, 1 Month LIBOR + 3.500%	5.750%	(c)	12/31/23	99	$99,223
Ultra Resources, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.000%	5.165%	(c)	04/12/24	255	228,743
Ultra Resources, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.000%	5.165%	(c)	04/12/24	291	261,421
Ultra Resources, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.000%	5.165%	(c)	04/12/24	873	784,263

					6,910,166

Retail — 0.1%
Neiman Marcus Group LLC, Other Term Loan, 1 Month LIBOR + 3.250%	5.370%	(c)	10/25/20	354	328,182
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	5.120%	(c)	03/11/22	246	215,308

					543,490

Software — 0.2%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.636%	(c)	06/13/25	1,075	1,061,025
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.212%	(c)	07/08/22	406	406,139

					1,467,164

Technology — 0.2%
Banff Merger Sub, Inc., Term Loan	—%	(p)	06/28/25	1,205	1,215,878
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.593%	(c)	11/01/24	625	637,499

					1,853,377

Telecommunications — 0.1%
Avaya, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.250%	6.408%	(c)	12/15/24	447	450,055
Cincinnati Bell, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.250%	5.492%	(c)	10/02/24	354	354,295
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.742%	(c)	11/01/24	289	288,962
Securus Technologies Holdings, Inc., Initial Loan (Second Lien), 1 Month LIBOR + 8.250%	10.492%	(c)	11/01/25	131	131,246

					1,224,558

TOTAL BANK LOANS (cost $34,372,406)					33,902,172

CONVERTIBLE BONDS — 0.1%

Media — 0.1%
Liberty Interactive LLC, Sr. Unsec’d. Notes	3.750%		02/15/30	391	267,566
Liberty Interactive LLC, Sr. Unsec’d. Notes	4.000%		11/15/29	549	380,183

					647,749

TOTAL CONVERTIBLE BONDS (cost $615,887)					647,749

A730

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 87.3%

Advertising — 0.1%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, Cash pays ((6 Month LIBOR + 14.000%)/(1 – Statutory Reserves)) or PIK 8.000%, 6 Month LIBOR + 14.000% (Cap N/A, Floor 1.000%)	16.501%	(c)	07/01/24	81	$79,954
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625%		02/15/24	725	732,975

					812,929

Aerospace & Defense — 2.1%
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.125%		10/01/24	520	523,249
Arconic, Inc., Sr. Unsec’d. Notes	5.900%		02/01/27	475	483,365
Arconic, Inc., Sr. Unsec’d. Notes(a)	6.750%		01/15/28	683	706,051
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%		10/15/22	628	629,595
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%		01/15/23	923	927,038
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		12/01/24	5,203	5,489,164
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/25	897	925,031
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%		12/01/21	3,870	4,268,996
TransDigm UK Holdings PLC, Gtd. Notes, 144A	6.875%		05/15/26	960	985,200
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	703	714,424
TransDigm, Inc., Gtd. Notes(a)	6.375%		06/15/26	1,050	1,060,500
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	795	814,478
TransDigm, Inc., Gtd. Notes	6.500%		05/15/25	367	373,881

					17,900,972

Agriculture — 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%		02/01/25	1,375	1,271,875

Airlines — 0.1%
United Continental Holdings, Inc., Gtd. Notes(a)	5.000%		02/01/24	648	641,520

Auto Manufacturers — 0.7%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	5.250%		04/15/23	800	815,768
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.500%		10/01/27	820	672,236
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	7.125%		04/15/26	919	953,463
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750%		08/01/22	75	73,500
Navistar International Corp., Gtd. Notes, 144A(a)	6.625%		11/01/25	3,156	3,282,240

					5,797,207

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875%		08/15/26	1,950	1,733,063
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250%		04/01/25	1,760	1,752,697
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250%		03/15/26	1,993	1,958,122
American Axle & Manufacturing, Inc., Gtd. Notes	6.500%		04/01/27	1,041	1,030,569
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%		11/15/26	1,800	1,766,249

A731

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%	06/01/26	1,975	$2,012,624
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	4.875%	03/15/27	732	672,525
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.000%	05/31/26	1,015	954,354
Titan International, Inc., Sr. Sec’d. Notes	6.500%	11/30/23	1,225	1,184,422

				13,064,625

Banks — 1.0%
Bank of America Corp., Jr. Sub. Notes	6.100%	12/29/49	308	322,629
Barclays Bank PLC (United Kingdom), Sub. Notes	7.625%	11/21/22	410	444,439
Barclays PLC (United Kingdom), Jr. Sub. Notes	7.750%	12/29/49	330	330,825
Barclays PLC (United Kingdom), Sub. Notes	4.375%	09/11/24	200	192,852
Barclays PLC (United Kingdom), Sub. Notes	5.200%	05/12/26	670	658,316
CIT Group, Inc., Sr. Unsec’d. Notes	4.750%	02/16/24	88	88,216
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	125	127,499
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/07/25	257	262,139
CIT Group, Inc., Sub. Notes(a)	6.125%	03/09/28	1,359	1,420,154
Citigroup, Inc., Jr. Sub. Notes	6.125%	12/29/49	370	385,494
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.500%	12/29/49	680	696,150
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.625%	12/29/49	225	241,031
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%	12/19/23	250	260,080
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%	06/10/23	2,395	2,498,843
Societe Generale SA (France), Jr. Sub. Notes, 144A	7.375%	12/29/49	650	670,313

				8,598,980

Biotechnology — 0.1%
Concordia International Corp. (Canada), Sr. Sec’d. Notes	8.000%	09/06/24	658	643,195

Building Materials — 1.7%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	1,945	1,979,038
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.125%	05/05/25	887	916,590
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750%	04/16/26	992	1,081,279
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,750	2,719,063
Masonite International Corp., Sr. Unsec’d. Notes, 144A	5.750%	09/15/26	776	777,940
PGT Escrow Issuer, Inc., Sr. Unsec’d. Notes, 144A	6.750%	08/01/26	210	217,875
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750%	01/15/28	1,580	1,459,447
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	2,195	2,226,126
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A(a)	5.125%	06/01/25	1,137	1,065,938

A732

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Building Materials (cont’d.)
US Concrete, Inc., Gtd. Notes(a)	6.375%	06/01/24	2,301	$2,327,922

				14,771,218

Chemicals — 3.0%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, Cash coupon 8.750% or PIK 9.500%, 144A	8.750%	06/01/23	1,050	1,065,749
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	675	671,828
Ashland LLC, Gtd. Notes	6.875%	05/15/43	1,550	1,588,749
Chemours Co. (The), Gtd. Notes(a)	5.375%	05/15/27	650	626,795
Chemours Co. (The), Gtd. Notes(a)	7.000%	05/15/25	905	959,744
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750%	08/15/24	1,526	1,528,243
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250%	06/15/23	2,093	2,218,579
Hexion, Inc., Sec’d. Notes, 144A	13.750%	02/01/22	1,880	1,630,900
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	1,032	970,080
Hexion, Inc., Sr. Sec’d. Notes, 144A	10.375%	02/01/22	440	427,900
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	190	156,275
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	1,159	1,101,050
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	2,950	2,747,188
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), Gtd. Notes, 144A	5.750%	04/30/26	266	251,038
Olin Corp., Sr. Unsec’d. Notes(a)	5.000%	02/01/30	200	186,500
Platform Specialty Products Corp., Gtd. Notes, 144A(a)	5.875%	12/01/25	1,475	1,455,486
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	1,910	1,945,813
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A	8.000%	10/01/26	725	735,875
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	1,525	1,521,188
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Gtd. Notes, 144A	5.375%	09/01/25	326	314,280
Tronox Finance PLC, Gtd. Notes, 144A	5.750%	10/01/25	576	532,800
Tronox, Inc., Gtd. Notes, 144A(a)	6.500%	04/15/26	1,920	1,848,000
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750%	07/15/25	1,935	1,751,175

				26,235,235

Coal — 0.1%
Peabody Energy Corp., Sr. Sec’d. Notes, 144A	6.000%	03/31/22	134	136,345
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/01/24	690	707,250

				843,595

Commercial Services — 3.6%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	12.000%	12/15/22	604	641,749
ADT Security Corp. (The), Sr. Sec’d. Notes(a)	4.125%	06/15/23	1,604	1,533,793
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	780	768,299
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.250%	03/15/25	572	536,249
Brink’s Co. (The), Gtd. Notes, 144A	4.625%	10/15/27	350	321,125
Financial & Risk US Holdings, Inc., Gtd. Notes, 144A	8.250%	11/15/26	3,126	3,107,057

A733

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Financial & Risk US Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250%	05/15/26	138	$138,509
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	05/15/25	2,495	2,429,506
Graham Holdings Co., Gtd. Notes, 144A	5.750%	06/01/26	177	181,204
Hertz Corp. (The), Gtd. Notes	7.375%	01/15/21	255	254,681
Hertz Corp. (The), Gtd. Notes, 144A(a)	5.500%	10/15/24	205	170,150
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A	6.375%	08/01/23	160	161,200
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25	5,375	5,755,711
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A(a)	5.000%	02/01/25	495	485,100
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	1,724	1,680,900
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec’d. Notes, 144A	9.250%	05/15/23	1,585	1,695,158
Sotheby’s, Gtd. Notes, 144A	4.875%	12/15/25	500	476,875
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	38	37,573
Team Health Holdings, Inc., Gtd. Notes, 144A	6.375%	02/01/25	1,307	1,146,893
United Rentals North America, Inc., Gtd. Notes	4.625%	10/15/25	410	397,700
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	3,700	3,468,750
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	65	66,300
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	1,650	1,631,438
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	125	128,600
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	2,575	2,642,594
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750%	08/15/26	986	1,018,045

				30,875,159

Computers — 1.6%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	9.750%	09/01/26	3,258	3,305,240
Booz Allen Hamilton, Inc., Gtd. Notes, 144A	5.125%	05/01/25	328	322,259
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	716	737,463
Dell International LLC/EMC Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	995	1,067,337
Diebold Nixdorf, Inc., Gtd. Notes(a)	8.500%	04/15/24	999	714,285
Everi Payments, Inc., Gtd. Notes, 144A	7.500%	12/15/25	1,050	1,060,500
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A(a)	10.000%	07/15/23	1,931	2,056,515
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	8.375%	08/15/22	313	300,089
NCR Corp., Gtd. Notes	6.375%	12/15/23	535	545,031
West Corp., Gtd. Notes, 144A(a)	8.500%	10/15/25	3,120	2,862,600
Western Digital Corp., Gtd. Notes	4.750%	02/15/26	816	789,133

				13,760,452

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp., Gtd. Notes	6.250%	08/01/24	558	338,636

Distribution/Wholesale — 0.5%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	1,150	1,144,250
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	1,455	1,473,188
H&E Equipment Services, Inc., Gtd. Notes	5.625%	09/01/25	1,745	1,740,638

A734

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Distribution/Wholesale (cont’d.)
LKQ Corp., Gtd. Notes	4.750%		05/15/23	415	$414,274

					4,772,350

Diversified Financial Services — 2.9%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%		08/01/22	750	755,625
Alliance Data Systems Corp., Gtd. Notes, MTN, 144A	5.875%		11/01/21	240	244,799
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	540	654,075
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.625%		03/30/25	1,342	1,331,935
Ally Financial, Inc., Sr. Unsec’d. Notes	5.125%		09/30/24	680	700,399
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	478	468,439
Curo Group Holdings Corp., Sr. Sec’d. Notes, 144A	8.250%		09/01/25	567	545,743
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	5.030%	(cc)	12/21/65	1,706	1,543,930
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes, 144A	5.250%		03/15/22	229	229,573
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes, 144A	5.250%		10/01/25	218	204,920
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%		09/15/25	2,295	2,240,494
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125%		07/15/23	293	306,859
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125%		07/15/26	4,627	4,846,783
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%		07/01/21	472	472,566
Navient Corp., Sr. Unsec’d. Notes	6.625%		07/26/21	650	677,625
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,350	1,420,875
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	980	978,775
Springleaf Finance Corp., Gtd. Notes	5.625%		03/15/23	1,280	1,275,200
Springleaf Finance Corp., Gtd. Notes	6.875%		03/15/25	1,530	1,526,176
Springleaf Finance Corp., Gtd. Notes	7.125%		03/15/26	1,681	1,672,595
Springleaf Finance Corp., Gtd. Notes	7.750%		10/01/21	91	98,164
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750%		06/01/25	1,025	996,813
Travelport Corporate Finance PLC, Sr. Sec’d. Notes, 144A	6.000%		03/15/26	1,505	1,528,583
VFH Parent LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750%		06/15/22	750	774,375

					25,495,321

Electric — 3.7%
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25	490	502,249
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%		06/01/26	1,045	967,931
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23	1,675	1,582,875
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	3,325	2,967,563
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25	4,225	3,739,124
Clearway Energy Operating LLC, Gtd. Notes	5.000%		09/15/26	360	344,700
Clearway Energy Operating LLC, Gtd. Notes, 144A	5.750%		10/15/25	70	70,615
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	7.875%		06/15/17	4,715	3,229,775
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	9.875%		10/15/20	2,300	1,552,500
NextEra Energy Operating Partners LP, Gtd. Notes, 144A.	4.250%		09/15/24	70	68,600
NextEra Energy Operating Partners LP, Gtd. Notes, 144A(a)	4.500%		09/15/27	275	263,313
NRG Energy, Inc., Gtd. Notes(a)	6.250%		05/01/24	511	531,440
NRG Energy, Inc., Gtd. Notes	6.625%		01/15/27	773	811,650

A735

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	1,375	$1,491,875
NRG Energy, Inc., Gtd. Notes, 144A(a)	5.750%	01/15/28	775	782,750
NRG REMA LLC, Pass-Through Certificates	9.681%	07/02/26	2,385	1,681,500
Red Oak Power LLC, Sr. Sec’d. Notes	9.200%	11/30/29	100	113,625
Talen Energy Supply LLC, Gtd. Notes(a)	6.500%	06/01/25	825	631,125
Terraform Global Operating LLC, Gtd. Notes, 144A	6.125%	03/01/26	145	139,200
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes	5.000%	12/30/18	6,875	68,748
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes	5.000%	12/30/18	3,975	39,748
Vistra Energy Corp., Gtd. Notes(a)	5.875%	06/01/23	600	617,250
Vistra Energy Corp., Gtd. Notes	7.375%	11/01/22	2,770	2,877,338
Vistra Energy Corp., Gtd. Notes	7.625%	11/01/24	3,866	4,160,783
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500%	09/01/26	2,576	2,604,980

				31,841,257

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc., Gtd. Notes	5.375%	06/15/24	324	320,760

Electronics — 0.1%
Itron, Inc., Gtd. Notes, 144A	5.000%	01/15/26	525	504,000
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	240	240,300

				744,300

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, Gtd. Notes, 144A(a)	4.250%	01/31/23	418	408,595
TerraForm Power Operating LLC, Gtd. Notes, 144A	5.000%	01/31/28	615	571,950

				980,545

Engineering & Construction — 0.9%
AECOM, Gtd. Notes	5.125%	03/15/27	2,146	2,095,568
AECOM, Gtd. Notes(a)	5.875%	10/15/24	1,025	1,083,938
MasTec, Inc., Gtd. Notes(a)	4.875%	03/15/23	496	492,280
Pisces Midco, Inc., Gtd. Notes, 144A	8.000%	04/15/26	1,400	1,410,500
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	750	809,063
TopBuild Corp., Gtd. Notes, 144A	5.625%	05/01/26	1,550	1,515,125
Tutor Perini Corp., Gtd. Notes, 144A(a)	6.875%	05/01/25	795	816,863

				8,223,337

Entertainment — 3.4%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.750%	06/15/25	701	671,207
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875%	11/15/26	2,912	2,788,240
AMC Entertainment Holdings, Inc., Gtd. Notes	6.125%	05/15/27	161	154,158
Boyne USA, Inc., Sec’d. Notes, 144A	7.250%	05/01/25	547	578,453
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250%	10/15/25	3,325	3,167,063
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000%	03/15/22	294	301,779
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	96	95,519
Chukchansi Economic Development Authority, Sec’d. Notes, 144A	9.750%	05/30/20	635	438,286
Churchill Downs, Inc., Gtd. Notes, 144A	4.750%	01/15/28	895	836,825

A736

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	311	$305,946
Delta Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.000%	09/15/26	149	150,863
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	02/15/23	754	770,965
Eldorado Resorts, Inc., Gtd. Notes(a)	6.000%	04/01/25	847	857,588
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	335	352,588
Enterprise Development Authority (The), Sr. Sec’d. Notes, 144A	12.000%	07/15/24	945	909,563
Gateway Casinos & Entertainment Ltd. (Canada), Sec’d. Notes, 144A	8.250%	03/01/24	932	980,930
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	1,100	1,117,061
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250%	01/15/27	525	531,510
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	1,655	1,717,063
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	725	769,522
Live Nation Entertainment, Inc., Gtd. Notes, 144A	4.875%	11/01/24	141	138,180
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	600	607,500
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	1,790	1,694,235
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27	450	434,115
Scientific Games International, Inc., Gtd. Notes(a)	6.625%	05/15/21	2,225	2,213,875
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	3,806	4,029,603
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	5.000%	10/15/25	725	688,750
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875%	07/31/24	354	345,150
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada), Gtd. Notes, 144A	7.000%	07/15/26	476	491,084
WMG Acquisition Corp., Gtd. Notes, 144A	5.500%	04/15/26	550	545,875
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.875%	11/01/24	71	69,225
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A(a)	5.000%	08/01/23	479	479,000

				29,231,721

Environmental Control — 0.0%
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	230	234,819
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	07/01/25	85	85,850

				320,669

Foods — 2.7%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC, Gtd. Notes	5.750%	03/15/25	2,810	2,528,998
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC, Gtd. Notes	6.625%	06/15/24	2,652	2,549,235
B&G Foods, Inc., Gtd. Notes(a)	4.625%	06/01/21	175	174,781
B&G Foods, Inc., Gtd. Notes(a)	5.250%	04/01/25	1,081	1,032,354
Dole Food Co., Inc., Sr. Sec’d. Notes, 144A	7.250%	06/15/25	607	591,825
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750%	06/15/25	3,182	3,098,473
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.875%	07/15/24	2,466	2,429,010
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750%	02/15/28	695	690,656

A737

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	7.250%	06/01/21	2,340	$ 2,375,100
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	7.250%	06/01/21	297	301,455
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500%	06/01/26	825	802,313
New Albertsons LP, Sr. Unsec’d. Notes	8.000%	05/01/31	155	130,975
New Albertsons LP, Sr. Unsec’d. Notes(a)	8.700%	05/01/30	990	873,675
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	970	933,625
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes, 144A	5.875%	09/30/27	2,048	1,935,360
Post Holdings, Inc., Gtd. Notes, 144A	5.625%	01/15/28	650	625,625
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	863	878,103
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22	1,339	1,390,886

				23,342,449

Forest Products & Paper — 0.1%
Clearwater Paper Corp., Gtd. Notes, 144A(a)	5.375%	02/01/25	781	724,378

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	1,323	1,299,848
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	925	918,063
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750%	05/20/27	238	233,239
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	998	990,516
Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000%	07/15/26	1,175	1,186,750

				4,628,416

Healthcare-Products — 0.3%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	2,435	2,039,313
Teleflex, Inc., Gtd. Notes	4.875%	06/01/26	335	331,650

				2,370,963

Healthcare-Services — 5.1%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	1,125	1,130,625
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	261	262,304
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	469	484,829
Centene Corp., Sr. Unsec’d. Notes	4.750%	01/15/25	155	154,613
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	305	310,338
Centene Corp., Sr. Unsec’d. Notes	6.125%	02/15/24	645	677,249
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22	8,686	4,866,766
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A(a)	8.125%	06/30/24	2,233	1,856,471
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21	603	586,418
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	553	525,184
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	8.625%	01/15/24	614	636,258
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	360	343,350
DaVita, Inc., Gtd. Notes	5.125%	07/15/24	564	544,260
DaVita, Inc., Gtd. Notes	5.750%	08/15/22	225	229,410

A738

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Encompass Health Corp., Gtd. Notes	5.125%	03/15/23	425	$ 426,063
Envision Healthcare Corp., Gtd. Notes	5.625%	07/15/22	184	189,189
Envision Healthcare Corp., Gtd. Notes	8.750%	10/15/26	957	957,000
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	900	922,050
Envision Healthcare Corp., Gtd. Notes, 144A	6.250%	12/01/24	326	350,450
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500%	05/01/26	1,000	955,000
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	660	688,050
HCA, Inc., Gtd. Notes	5.375%	02/01/25	5,534	5,644,680
HCA, Inc., Gtd. Notes	5.875%	05/01/23	1,090	1,149,950
HCA, Inc., Gtd. Notes	5.875%	02/15/26	1,660	1,728,475
HCA, Inc., Gtd. Notes	7.500%	02/15/22	880	963,600
HCA, Inc., Gtd. Notes	7.500%	12/15/23	750	824,999
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	160	161,200
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	350	354,813
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125%	06/01/24	1,138	1,180,675
Polaris Intermediate Corp., Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A	8.500%	12/01/22	630	650,941
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	1,175	1,188,219
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	6.750%	07/01/25	950	909,625
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	625	650,781
Tenet Healthcare Corp., Sec’d. Notes	5.125%	05/01/25	1,127	1,110,095
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	345	343,506
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	465	462,675
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.625%	07/15/24	751	730,348
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	247	255,299
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	2,281	2,272,447
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	7.000%	08/01/25	932	920,350
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	5,761	6,070,942

				44,669,497

Home Builders — 2.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	1,400	1,305,499
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	525	542,168
Beazer Homes USA, Inc., Gtd. Notes	5.875%	10/15/27	300	254,999
Beazer Homes USA, Inc., Gtd. Notes	6.750%	03/15/25	1,400	1,296,469
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	66	65,009
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	600	587,999
KB Home, Gtd. Notes	7.500%	09/15/22	250	269,688
Lennar Corp., Gtd. Notes	4.500%	04/30/24	320	313,344
Lennar Corp., Gtd. Notes	4.750%	05/30/25	825	804,375
Lennar Corp., Gtd. Notes	4.750%	11/29/27	810	777,600
Lennar Corp., Gtd. Notes	5.250%	06/01/26	275	272,594
Lennar Corp., Gtd. Notes(a)	5.875%	11/15/24	486	506,048
LGI Homes, Inc., Gtd. Notes, 144A	6.875%	07/15/26	200	196,500
M/I Homes, Inc., Gtd. Notes(a)	5.625%	08/01/25	450	423,000
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	900	917,955
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	10/01/25	1,390	1,348,300
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	500	505,000
Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27	975	899,438
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	1,900	1,923,750
New Home Co., Inc. (The), Gtd. Notes	7.250%	04/01/22	1,035	1,055,700

A739

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
PulteGroup, Inc., Gtd. Notes(a)	5.000%	01/15/27	2,200	$ 2,084,500
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	450	437,625
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	225	221,625
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	1,150	1,158,625
Toll Brothers Finance Corp., Gtd. Notes	4.350%	02/15/28	35	32,123
Toll Brothers Finance Corp., Gtd. Notes	5.625%	01/15/24	260	268,450
William Lyon Homes, Inc., Gtd. Notes	5.875%	01/31/25	1,200	1,114,500
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	1,675	1,706,406

				21,289,289

Home Furnishings — 0.3%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26	2,225	2,133,219
Tempur Sealy International, Inc., Gtd. Notes	5.625%	10/15/23	822	819,945

				2,953,164

Household Products/Wares — 0.2%
Kronos Acquisition Holdings, Inc. (Canada), Gtd. Notes, 144A(a)	9.000%	08/15/23	349	328,933
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	1,245	1,257,450

				1,586,383

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250%	12/15/26	825	792,000

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares, First Lien^(d)	—%	10/15/99	500	—

Insurance — 0.2%
AmWINS Group, Inc., Gtd. Notes, 144A	7.750%	07/01/26	624	648,959
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	479	489,778
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.500%	05/01/25	246	243,835
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%	03/15/37	285	333,450
Radian Group, Inc., Sr. Unsec’d. Notes	4.500%	10/01/24	109	107,093

				1,823,115

Internet — 0.4%
Netflix, Inc., Sr. Unsec’d. Notes	4.375%	11/15/26	177	165,548
Netflix, Inc., Sr. Unsec’d. Notes, 144A(a)	4.875%	04/15/28	495	465,300
Netflix, Inc., Sr. Unsec’d. Notes, 144A(a)	5.875%	11/15/28	313	311,826
Symantec Corp., Sr. Unsec’d. Notes, 144A	5.000%	04/15/25	530	524,407
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000%	04/01/23	320	329,600
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	1,562	1,562,000

				3,358,681

Iron/Steel — 0.8%
AK Steel Corp., Gtd. Notes(a)	6.375%	10/15/25	889	845,661
AK Steel Corp., Gtd. Notes(a)	7.000%	03/15/27	947	909,118
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	193	203,133
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	7.250%	09/01/25	160	168,999
Cleveland-Cliffs, Inc., Gtd. Notes(a)	5.750%	03/01/25	2,159	2,099,628

A740

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	4.875%	01/15/24	165	$ 162,525
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	207	205,261
Commercial Metals Co., Sr. Unsec’d. Notes	5.375%	07/15/27	181	170,139
Steel Dynamics, Inc., Gtd. Notes	4.125%	09/15/25	145	138,113
Steel Dynamics, Inc., Gtd. Notes	5.000%	12/15/26	245	243,775
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23	320	324,736
Steel Dynamics, Inc., Gtd. Notes	5.500%	10/01/24	140	142,940
United States Steel Corp., Sr. Unsec’d. Notes(a)	6.250%	03/15/26	1,450	1,437,312
United States Steel Corp., Sr. Unsec’d. Notes	6.875%	08/15/25	89	90,891

				7,142,231

Leisure Time — 0.2%
Constellation Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500%	09/15/25	340	322,149
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	1,025	1,114,688
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000%	02/15/28	300	288,312

				1,725,149

Lodging — 0.8%
Boyd Gaming Corp., Gtd. Notes(a)	6.000%	08/15/26	1,362	1,372,214
Boyd Gaming Corp., Gtd. Notes	6.375%	04/01/26	200	205,749
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	427	448,564
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.250%	09/01/24	179	173,236
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes	6.125%	12/01/24	75	76,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.625%	04/01/25	131	127,561
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	325	328,250
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A(a)	10.250%	11/15/22	1,325	1,457,765
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	1,145	1,185,075
Marriott Ownership Resorts, Inc., Gtd. Notes, 144A	6.500%	09/15/26	383	393,111
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	890	893,338
Station Casinos LLC, Gtd. Notes, 144A	5.000%	10/01/25	341	326,610
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.400%	04/01/24	144	139,680
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.750%	04/01/27	139	131,008
Wyndham Destinations, Inc., Sr. Sec’d. Notes	6.350%	10/01/25	62	61,845

				7,320,506

Machinery-Construction & Mining — 0.3%
Terex Corp., Gtd. Notes, 144A	5.625%	02/01/25	149	148,069
Vertiv Group Corp., Sr. Unsec’d. Notes, 144A(a)	9.250%	10/15/24	2,047	2,128,879

				2,276,948

Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	1,006	1,041,208
Cloud Crane LLC, Sec’d. Notes, 144A(a)	10.125%	08/01/24	1,825	1,998,375
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875%	12/15/25	725	690,563
Stevens Holding Co., Inc., Gtd. Notes, 144A	6.125%	10/01/26	126	128,048
Tennant Co., Gtd. Notes	5.625%	05/01/25	320	324,000

				4,182,194

A741

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media — 9.1%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.625%	02/15/23	700	$ 705,249
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	470	458,249
Altice France SA (France), Sr. Sec’d. Notes, 144A(a)	6.250%	05/15/24	289	284,665
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	4,192	4,192,000
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125%	02/01/27	1,852	1,907,558
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.625%	02/15/25	275	250,635
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.750%	05/15/22	820	796,425
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	635	642,144
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	780	779,025
AMC Networks, Inc., Gtd. Notes(a)	4.750%	08/01/25	868	830,025
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	245	241,325
Block Communications, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/25	675	691,875
Cablevision Systems Corp., Sr. Unsec’d. Notes	5.875%	09/15/22	200	203,875
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.000%	04/15/20	897	945,214
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.000%	02/01/28	3,249	3,053,736
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	449	425,428
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	150	148,875
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	835	825,606
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	1,511	1,514,778
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	2,371	2,409,528
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	2,400	2,378,999
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	3,050	3,069,063
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	1,710	1,710,376
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.500%	04/01/28	3,535	3,707,330
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	2,146	2,280,124
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	1,914	1,949,887
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	408	415,141
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	4,320	4,330,801
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	2,455	2,461,138
CSC Holdings LLC, Gtd. Notes, 144A	5.375%	02/01/28	1,725	1,643,062
CSC Holdings LLC, Gtd. Notes, 144A	5.500%	04/15/27	817	792,489
CSC Holdings LLC, Gtd. Notes, 144A	6.625%	10/15/25	800	843,000
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	5.250%	06/01/24	175	171,063

A742

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	267	$ 281,351
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	161	163,415
DISH DBS Corp., Gtd. Notes(a)	5.000%	03/15/23	551	500,033
DISH DBS Corp., Gtd. Notes(a)	5.875%	07/15/22	179	174,715
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	1,122	1,005,592
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	1,503	1,534,939
DISH DBS Corp., Gtd. Notes(a)	7.750%	07/01/26	9,285	8,758,541
EW Scripps Co. (The), Gtd. Notes, 144A	5.125%	05/15/25	169	162,451
Gray Television, Inc., Gtd. Notes, 144A	5.125%	10/15/24	505	487,956
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	1,868	1,851,655
iHeartCommunications, Inc., Sr. Sec’d. Notes(d)	9.000%	12/15/19	188	141,469
Meredith Corp., Gtd. Notes, 144A(a)	6.875%	02/01/26	1,200	1,230,000
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	1,590	1,556,213
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	1,198	1,232,443
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625%	02/15/25	150	140,250
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/23	2,125	2,045,313
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	200	183,750
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	507	496,226
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26	578	563,608
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23	315	312,228
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.000%	08/01/27	368	354,093
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.375%	04/15/25	325	326,219
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.375%	07/15/26	160	158,800
Sirius XM Radio, Inc., Gtd. Notes, 144A	6.000%	07/15/24	165	170,981
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	205	211,406
TEGNA, Inc., Gtd. Notes, 144A(a)	5.500%	09/15/24	255	257,869
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25	310	325,500
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	1,520	1,451,600
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	02/15/25	1,987	1,857,845
UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%	01/15/28	240	227,777
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	755	754,056
Viacom, Inc., Jr. Sub. Notes(a)	5.875%	02/28/57	399	391,061
Viacom, Inc., Jr. Sub. Notes	6.250%	02/28/57	237	233,517
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	265	272,288
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	198	195,796
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	200	204,750
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%	01/15/26	200	195,558
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	850	774,563
Ziggo BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%	01/15/27	1,035	971,089

				79,215,604

Metal Fabricate/Hardware — 0.5%
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	1,750	1,709,750

A743

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metal Fabricate/Hardware (cont’d.)
Novelis Corp., Gtd. Notes, 144A	6.250%	08/15/24	595	$ 609,131
TriMas Corp., Gtd. Notes, 144A	4.875%	10/15/25	500	478,750
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	1,810	1,966,113

				4,763,744

Mining — 1.8%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	537	567,878
Coeur Mining, Inc., Gtd. Notes	5.875%	06/01/24	166	158,115
Constellium NV, Gtd. Notes, 144A	5.875%	02/15/26	950	929,813
Constellium NV, Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/25	1,848	1,871,100
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.500%	03/01/24	1,210	1,107,150
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500%	04/01/25	1,875	1,778,906
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.750%	05/15/22	276	273,240
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	5.125%	05/15/24	279	271,328
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22	65	62,888
Freeport-McMoRan, Inc., Gtd. Notes	3.875%	03/15/23	1,190	1,150,374
Freeport-McMoRan, Inc., Gtd. Notes	4.000%	11/14/21	498	493,643
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.550%	11/14/24	220	213,400
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34	312	293,280
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	663	603,330
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	593	594,483
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	7.250%	01/15/23	210	215,798
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	1,315	1,304,875
International Wire Group, Inc., Sec’d. Notes, 144A	10.750%	08/01/21	1,027	1,014,163
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	265	270,883
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	1,550	1,352,375
Northwest Acquisitions ULC/Dominion Finco, Inc., Sec’d. Notes, 144A	7.125%	11/01/22	164	167,690
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%	02/01/43	380	358,150
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	310	316,200
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.125%	10/01/35	340	357,850

				15,726,912

Miscellaneous Manufacturing — 0.3%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875%	11/01/24	1,644	1,567,965
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A(a)	6.000%	07/15/22	793	797,956
Koppers, Inc., Gtd. Notes, 144A	6.000%	02/15/25	318	317,205

				2,683,126

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%	09/01/23	320	323,999

Oil & Gas — 9.2%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.875%	03/31/25	153	157,973
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24	1,575	1,496,249
Antero Resources Corp., Gtd. Notes(a)	5.000%	03/01/25	375	377,813
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	120	121,859

A744

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	1,100	$ 1,114,079
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	1,075	1,100,531
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	7.000%	11/01/26	1,725	1,718,531
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(a)	10.000%	04/01/22	3,007	3,382,875
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.875%	02/24/22	476	486,709
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	98,499
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	109	104,095
California Resources Corp., Gtd. Notes	5.500%	09/15/21	67	60,635
California Resources Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	560	534,799
Callon Petroleum Co., Gtd. Notes	6.125%	10/01/24	383	389,703
Callon Petroleum Co., Gtd. Notes	6.375%	07/01/26	97	98,698
Carrizo Oil & Gas, Inc., Gtd. Notes(a)	6.250%	04/15/23	65	66,381
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375%	01/15/26	850	843,625
Chesapeake Energy Corp., Gtd. Notes	6.625%	08/15/20	152	158,839
Chesapeake Energy Corp., Gtd. Notes	7.000%	10/01/24	655	654,999
Chesapeake Energy Corp., Gtd. Notes(a)	8.000%	01/15/25	441	454,781
Chesapeake Energy Corp., Gtd. Notes(a)	8.000%	06/15/27	5,620	5,732,398
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	4,175	4,425,499
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	353	352,118
CNX Resources Corp., Gtd. Notes	5.875%	04/15/22	3,325	3,325,998
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625%	10/15/25	1,700	1,657,499
Denbury Resources, Inc., Gtd. Notes	5.500%	05/01/22	74	68,080
Denbury Resources, Inc., Sec’d. Notes, 144A(a)	7.500%	02/15/24	255	262,650
Denbury Resources, Inc., Sec’d. Notes, 144A(a)	9.000%	05/15/21	625	675,781
Denbury Resources, Inc., Sec’d. Notes, 144A	9.250%	03/31/22	86	92,880
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875%	08/15/25	456	473,670
Diamondback Energy, Inc., Gtd. Notes	5.375%	05/31/25	1,525	1,555,500
Diamondback Energy, Inc., Gtd. Notes, 144A(a)	4.750%	11/01/24	225	225,281
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28	1,100	1,100,000
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24	157	134,824
Ensco PLC, Sr. Unsec’d. Notes	5.200%	03/15/25	326	283,620
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	39	29,153
Ensco PLC, Sr. Unsec’d. Notes	7.750%	02/01/26	2,202	2,185,486
Ensco PLC, Sr. Unsec’d. Notes	8.000%	01/31/24	128	128,960
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	9.375%	05/01/20	271	268,968
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes, 144A(a)	9.375%	05/01/24	1,284	1,059,300
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A	7.750%	05/15/26	751	768,836
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A(a)	8.000%	11/29/24	708	713,310
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625%	02/01/26	1,900	1,681,500
Extraction Oil & Gas, Inc., Gtd. Notes, 144A(a)	7.375%	05/15/24	1,465	1,446,688
Gulfport Energy Corp., Gtd. Notes(a)	6.000%	10/15/24	332	323,700
Gulfport Energy Corp., Gtd. Notes	6.375%	05/15/25	71	69,580
Gulfport Energy Corp., Gtd. Notes	6.375%	01/15/26	152	147,820
Halcon Resources Corp., Gtd. Notes(a)	6.750%	02/15/25	1,525	1,464,000

A745

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	600	$ 585,450
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	1,475	1,480,531
Jones Energy Holdings LLC/Jones Energy Finance Corp., Sr. Sec’d. Notes, 144A(a)	9.250%	03/15/23	700	721,000
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.500%	10/01/22	255	121,125
Matador Resources Co., Sr. Unsec’d. Notes, 144A	5.875%	09/15/26	160	162,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	3,705	3,371,550
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.000%	03/31/24	1,217	1,110,513
MEG Energy Corp. (Canada), Sec’d. Notes, 144A	6.500%	01/15/25	32	31,680
Nabors Industries, Inc., Gtd. Notes, 144A(a)	5.750%	02/01/25	1,516	1,453,335
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.375%	01/01/26	1,100	1,139,875
Noble Holding International Ltd., Gtd. Notes	6.200%	08/01/40	232	180,090
Noble Holding International Ltd., Gtd. Notes	7.750%	01/15/24	318	315,615
Noble Holding International Ltd., Gtd. Notes(a)	7.950%	04/01/25	328	320,210
Noble Holding International Ltd., Gtd. Notes	8.950%	04/01/45	78	75,563
Noble Holding International Ltd., Gtd. Notes, 144A(a)	7.875%	02/01/26	563	584,113
Northern Oil and Gas, Inc., Sec’d. Notes, Cash coupon 8.500% or PIK 9.500%, 144A	9.500%	05/15/23	97	102,750
Oasis Petroleum, Inc., Gtd. Notes	6.875%	03/15/22	157	159,744
Oasis Petroleum, Inc., Gtd. Notes, 144A(a)	6.250%	05/01/26	319	324,583
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes	7.000%	11/15/23	200	208,000
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.250%	06/15/25	425	446,250
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125%	01/15/26	1,373	1,410,758
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	97	94,454
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	160	160,600
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.625%	03/01/26	667	637,819
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	100	94,625
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	375	367,500
Range Resources Corp., Gtd. Notes	5.875%	07/01/22	2,640	2,686,200
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24	54	48,195
Rowan Cos., Inc., Gtd. Notes(a)	7.375%	06/15/25	268	266,660
Sanchez Energy Corp., Gtd. Notes	6.125%	01/15/23	123	70,110
Sanchez Energy Corp., Gtd. Notes	7.750%	06/15/21	218	152,600
Sanchez Energy Corp., Sr. Sec’d. Notes, 144A(a)	7.250%	02/15/23	97	95,545
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375%	09/30/25	1,375	1,337,188
Shelf Drilling Holdings Ltd. (United Arab Emirates), Gtd. Notes, 144A	8.250%	02/15/25	919	947,719
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	337	328,154
SM Energy Co., Sr. Unsec’d. Notes(a)	6.625%	01/15/27	200	206,750
SM Energy Co., Sr. Unsec’d. Notes(a)	6.750%	09/15/26	158	164,123
Southwestern Energy Co., Gtd. Notes(a)	6.200%	01/23/25	317	314,623
Southwestern Energy Co., Gtd. Notes(a)	7.500%	04/01/26	297	311,108
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.875%	01/15/23	1,272	1,259,280
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	02/15/26	1,247	1,204,602

A746

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.875%	03/15/28	114	$ 109,440
Talos Production LLC/Talos Production Finance, Inc., Sec’d. Notes, 144A	11.000%	04/03/22	65	69,246
Transocean Guardian Ltd., Sr. Sec’d. Notes, 144A	5.875%	01/15/24	256	258,240
Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125%	08/01/25	908	922,746
Transocean, Inc., Gtd. Notes	5.800%	10/15/22	64	63,760
Transocean, Inc., Gtd. Notes	6.800%	03/15/38	379	327,835
Transocean, Inc., Gtd. Notes	7.500%	04/15/31	420	399,000
Transocean, Inc., Gtd. Notes	9.350%	12/15/41	505	508,156
Transocean, Inc., Gtd. Notes, 144A	7.500%	01/15/26	2,281	2,355,133
Transocean, Inc., Gtd. Notes, 144A	9.000%	07/15/23	636	691,650
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	6.625%	02/15/25	252	249,480
Tullow Oil PLC (Ghana), Sr. Unsec’d. Notes, 144A	7.000%	03/01/25	579	564,525
Ultra Resources, Inc., Gtd. Notes, 144A	6.875%	04/15/22	1,453	690,175
Ultra Resources, Inc., Gtd. Notes, 144A(a)	7.125%	04/15/25	896	362,880
Whiting Petroleum Corp., Sr. Unsec’d. Notes(a)	6.625%	01/15/26	405	421,200
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	5.750%	06/01/26	1,124	1,138,050
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22	1,050	1,088,063
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	900	1,021,500

				80,368,441

Oil & Gas Exploration & Production — 0.0%
Penn VA Corp., Escrow Shares, Gtd. Notes^(d)	—%	04/15/19	135	473
Penn VA Corp., Escrow Shares, Notes^(d)	—%	05/01/20	610	2,135

				2,608

Oil & Gas Services — 0.4%
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	247	180,309
Calfrac Holdings LP (Canada), Sr. Unsec’d. Notes, 144A	8.500%	06/15/26	164	152,929
CSI Compressco LP/CSI Compressco Finance, Inc., Sr. Sec’d. Notes, 144A(a)	7.500%	04/01/25	160	163,199
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.250%	05/15/21	483	455,228
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.875%	04/01/22	269	267,655
SESI LLC, Gtd. Notes	7.750%	09/15/24	93	94,860
Telford Offshore Ltd. (Cayman Islands), Sr. Sec’d. Notes, Cash coupon 1.000% or PIK 13.000%	1.000%	02/12/24	486	378,841
Transocean Proteus Ltd., Sr. Sec’d. Notes, 144A	6.250%	12/01/24	30	30,271
USA Compression Partners LP/USA Compression Finance Corp., Sr. Unsec’d. Notes, 144A	6.875%	04/01/26	153	157,973
Weatherford International LLC, Gtd. Notes	6.800%	06/15/37	2	1,530
Weatherford International LLC, Gtd. Notes, 144A(a)	9.875%	03/01/25	846	816,390
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	75	56,438
Weatherford International Ltd., Gtd. Notes	6.750%	09/15/40	141	107,865
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	19	14,725
Weatherford International Ltd., Gtd. Notes(a)	8.250%	06/15/23	251	237,195
Weatherford International Ltd., Gtd. Notes(a)	9.875%	02/15/24	490	480,200

				3,595,608

A747

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Packaging & Containers — 1.4%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125%	09/15/23	2,600	$ 2,619,499
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, Cash coupon 8.750% or PIK 8.750%, 144A	8.750%	01/31/23	927	927,415
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25	1,000	978,749
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	2,325	2,432,531
Ball Corp., Gtd. Notes	5.000%	03/15/22	275	284,006
Ball Corp., Gtd. Notes	5.250%	07/01/25	116	119,769
Berry Global, Inc., Sec’d. Notes	5.125%	07/15/23	385	386,925
BWAY Holding Co., Sr. Sec’d. Notes, 144A	5.500%	04/15/24	210	206,588
Crown Americas LLC/Crown Americas Capital Corp. VI, Gtd. Notes, 144A(a)	4.750%	02/01/26	81	77,355
Flex Acquisition Co., Inc., Sr. Unsec’d. Notes, 144A	6.875%	01/15/25	142	135,610
OI European Group BV, Gtd. Notes, 144A	4.000%	03/15/23	260	247,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	5.375%	01/15/25	600	594,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A.	6.375%	08/15/25	489	502,448
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Gtd. Notes, 144A(a)	7.000%	07/15/24	1,100	1,119,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	5.750%	10/15/20	780	782,082
Sealed Air Corp., Gtd. Notes, 144A(a)	5.125%	12/01/24	320	321,600

				11,734,827

Pharmaceuticals — 1.6%
Bausch Health Cos., Inc., Gtd. Notes, 144A	5.500%	03/01/23	371	357,088
Bausch Health Cos., Inc., Gtd. Notes, 144A	5.625%	12/01/21	277	275,961
Bausch Health Cos., Inc., Gtd. Notes, 144A	5.875%	05/15/23	3,351	3,267,225
Bausch Health Cos., Inc., Gtd. Notes, 144A	7.500%	07/15/21	1,500	1,528,125
Bausch Health Cos., Inc., Gtd. Notes, 144A	8.500%	01/31/27	217	227,850
Bausch Health Cos., Inc., Gtd. Notes, 144A	9.000%	12/15/25	610	656,513
Bausch Health Cos., Inc., Gtd. Notes, 144A	9.250%	04/01/26	319	344,121
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	5.500%	11/01/25	426	426,000
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	159	165,360
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	7.000%	03/15/24	405	427,883
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	1,466	1,301,076
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	661	569,782
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750%	01/15/22	243	226,901
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	1,050	924,000
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	439	428,025
NVA Holdings, Inc., Gtd. Notes, 144A	6.875%	04/01/26	1,455	1,451,363
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	825	902,344

				13,479,617

Pipelines — 3.5%
Andeavor Logistics LP, Jr. Sub. Notes	6.875%	12/31/49	480	482,159

A748

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375%	09/15/24	700	$ 704,375
Buckeye Partners LP, Jr. Sub. Notes(a)	6.375%	01/22/78	545	517,259
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.875%	03/31/25	836	878,845
Cheniere Energy Partners LP, Gtd. Notes, 144A	5.625%	10/01/26	225	226,619
Cheniere Energy Partners LP, Sr. Sec’d. Notes	5.250%	10/01/25	235	235,289
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500%	03/15/26	880	873,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	5.750%	04/01/25	431	440,159
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.250%	04/01/23	70	72,450
DCP Midstream LP, Jr. Sub. Notes	7.375%	06/15/99	481	478,595
DCP Midstream Operating LP, Gtd. Notes	3.875%	03/15/23	688	670,800
DCP Midstream Operating LP, Gtd. Notes	4.950%	04/01/22	63	63,945
DCP Midstream Operating LP, Gtd. Notes	5.375%	07/15/25	150	152,813
DCP Midstream Operating LP, Gtd. Notes	5.600%	04/01/44	800	766,000
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450%	11/03/36	900	942,750
DCP Midstream Operating LP, Gtd. Notes, 144A	6.750%	09/15/37	390	417,300
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes	6.750%	05/15/25	710	715,325
Energy Transfer Equity LP, Sr. Sec’d. Notes(a)	4.250%	03/15/23	271	269,306
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%	01/15/24	865	910,413
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	1,225	1,310,750
Energy Transfer Partners LP, Jr. Sub. Notes(a)	6.625%	02/15/28	482	461,515
EnLink Midstream Partners LP, Jr. Sub. Notes	6.000%	12/15/22	505	456,552
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	276	261,707
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%	04/01/24	219	212,629
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.850%	07/15/26	130	126,037
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600%	04/01/44	185	164,759
Enterprise Products Operating LLC, Gtd. Notes	4.875%	08/16/77	177	168,493
Enterprise Products Operating LLC, Gtd. Notes	5.375%	02/15/78	338	313,043
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%	06/15/24	214	202,230
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	381	375,761
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	125	127,500
Holly Energy Partners LP/Holly Energy Finance Corp., Gtd. Notes, 144A	6.000%	08/01/24	374	382,415
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	615	613,463
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875%	08/15/27	1,220	1,213,900
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768%	12/15/37	1,200	1,470,000
NuStar Logistics LP, Gtd. Notes(a)	5.625%	04/28/27	460	454,825
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes	6.875%	05/15/23	226	230,803
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	3,025	3,448,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	7.500%	07/15/38	350	416,500
SemGroup Corp., Gtd. Notes	6.375%	03/15/25	95	93,338

A749

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
SemGroup Corp., Gtd. Notes	7.250%	03/15/26	435	$ 433,913
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%	07/15/22	140	138,950
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	331	321,898
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes(a)	5.500%	08/15/22	293	291,901
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.750%	04/15/25	336	323,400
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	1,490	1,517,938
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500%	01/15/28	2,275	2,294,906
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	66	64,433
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.125%	02/01/25	99	99,743
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	649	656,301
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.375%	02/01/27	65	65,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	1,500	1,582,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(a)	5.000%	01/15/28	245	238,263
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.875%	04/15/26	147	151,594
TransMontaigne Partners LP/TLP Finance Corp., Gtd. Notes	6.125%	02/15/26	213	200,753

				30,704,015

Private Equity — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%	02/01/22	761	770,513
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes(a)	6.250%	02/01/22	203	208,075
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.375%	12/15/25	607	609,276
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.750%	02/01/24	166	169,943

				1,757,807

Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25	1,425	1,434,163
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750%	12/01/25	1,525	1,486,875
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250%	02/15/26	1,825	1,701,813
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	243	239,355
WeWork Cos., Inc., Gtd. Notes, 144A	7.875%	05/01/25	300	290,739

				5,152,945

Real Estate Investment Trusts (REITs) — 0.9%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	5.000%	03/15/24	361	367,769
Equinix, Inc., Sr. Unsec’d. Notes(a)	5.375%	05/15/27	935	935,000

A750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	249	$ 256,159
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	573	554,378
Iron Mountain, Inc., Gtd. Notes(a)	5.750%	08/15/24	690	683,100
Iron Mountain, Inc., Gtd. Notes, 144A	4.875%	09/15/27	348	319,290
Iron Mountain, Inc., Gtd. Notes, 144A	5.250%	03/15/28	264	244,860
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%	01/15/28	1,500	1,372,650
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000%	10/15/27	950	915,563
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	1,050	1,043,438
Sabra Health Care LP, Gtd. Notes	5.125%	08/15/26	425	416,059
SBA Communications Corp., Sr. Unsec’d. Notes	4.000%	10/01/22	326	319,480
SBA Communications Corp., Sr. Unsec’d. Notes	4.875%	09/01/24	400	395,500
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	6.000%	04/15/23	130	126,099

				7,949,345

Retail — 4.0%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	500	517,499
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	4.875%	11/01/25	1,525	1,404,906
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000%	10/01/24	900	850,499
CEC Entertainment, Inc., Gtd. Notes(a)	8.000%	02/15/22	2,500	2,262,499
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	6.125%	03/15/20	318	197,159
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	9.000%	03/15/19	1,057	655,339
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	153	156,825
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750%	06/15/23	400	334,000
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.500%	05/01/21	750	671,250
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.750%	01/15/22	1,000	872,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20	750	712,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	575	546,250
Golden Nugget, Inc., Gtd. Notes, 144A(a)	8.750%	10/01/25	2,200	2,306,216
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	3,196	3,241,959
IRB Holding Corp., Gtd. Notes, 144A(a)	6.750%	02/15/26	978	958,440
L Brands, Inc., Gtd. Notes(a)	5.250%	02/01/28	575	494,673
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	4,325	3,568,125
L Brands, Inc., Gtd. Notes	6.875%	11/01/35	200	169,000
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	767	503,823
Party City Holdings, Inc., Gtd. Notes, 144A(a)	6.125%	08/15/23	165	167,063
Party City Holdings, Inc., Gtd. Notes, 144A	6.625%	08/01/26	457	462,713
Penske Automotive Group, Inc., Gtd. Notes	5.500%	05/15/26	907	881,785
PetSmart, Inc., Gtd. Notes, 144A	7.125%	03/15/23	1,743	1,252,782
PetSmart, Inc., Gtd. Notes, 144A	8.875%	06/01/25	499	359,180
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875%	06/01/25	2,877	2,358,248
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	1,335	1,284,938
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	2,775	2,487,094
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	350	340,813
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,725	1,643,063
Staples, Inc., Gtd. Notes, 144A(a)	8.500%	09/15/25	1,455	1,371,338

A751

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	1,525	$1,498,313

				34,530,792

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	377	380,299
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	493	518,883

				899,182

Software — 2.7%
Camelot Finance SA, Sr. Unsec’d. Notes, 144A	7.875%	10/15/24	800	797,423
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	5,993	6,240,211
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	1,274	1,294,703
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, Gtd. Notes, 144A	10.000%	11/30/24	1,005	1,113,038
Infor Software Parent LLC/Infor Software Parent,
Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A(a)	7.125%	05/01/21	4,762	4,803,620
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	2,253	2,283,528
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	255	258,506
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	804	822,959
Nuance Communications, Inc., Gtd. Notes	5.625%	12/15/26	490	492,421
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	101	101,303
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875%	06/01/26	480	494,100
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	1,105	1,074,723
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	2,575	2,671,563
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A	10.500%	03/01/24	575	628,188

				23,076,286

Telecommunications — 7.4%
Avaya, Inc., Escrow Shares, First Lien^(a)(d)	7.000%	04/01/19	1,282	128
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A(a)	6.875%	09/15/27	925	922,688
CenturyLink, Inc., Sr. Unsec’d. Notes	5.800%	03/15/22	150	152,625
CenturyLink, Inc., Sr. Unsec’d. Notes	6.450%	06/15/21	2,320	2,407,001
CenturyLink, Inc., Sr. Unsec’d. Notes	6.750%	12/01/23	51	52,976
CenturyLink, Inc., Sr. Unsec’d. Notes(a)	7.500%	04/01/24	259	276,483
Cincinnati Bell, Inc., Gtd. Notes, 144A(a)	7.000%	07/15/24	837	767,948
Cincinnati Bell, Inc., Sr. Unsec’d. Notes, 144A	8.000%	10/15/25	236	220,069
CommScope Technologies LLC, Gtd. Notes, 144A	5.000%	03/15/27	337	324,363
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	478	492,339
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	392	394,939
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,725	1,315,313
Digicel Ltd. (Jamaica), Gtd. Notes, 144A(a)	6.750%	03/01/23	2,150	1,792,563
DKT Finance ApS (Denmark), Sr. Sec’d. Notes, 144A	9.375%	06/17/23	325	342,063
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	2,605	2,605,000
Frontier Communications Corp., Sec’d. Notes, 144A(a)	8.500%	04/01/26	395	373,275

A752

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	01/15/23	135	$95,513
Frontier Communications Corp., Sr. Unsec’d. Notes	7.625%	04/15/24	49	31,605
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	10.500%	09/15/22	366	325,740
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	11.000%	09/15/25	984	767,235
Goodman Networks, Inc., Sr. Sec’d. Notes	8.000%	05/11/22	431	228,331
GTT Communications, Inc., Gtd. Notes, 144A(a)	7.875%	12/31/24	2,555	2,487,931
Hughes Satellite Systems Corp., Gtd. Notes	6.625%	08/01/26	328	317,340
Hughes Satellite Systems Corp., Sr. Sec’d. Notes	5.250%	08/01/26	408	397,800
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	6.500%	10/01/24	285	289,275
Intelsat Connect Finance SA (Luxembourg), Gtd. Notes, 144A	9.500%	02/15/23	809	804,955
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	1,077	992,186
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	7.500%	04/01/21	945	956,813
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	8.500%	10/15/24	879	888,669
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750%	07/15/25	2,486	2,632,053
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%	02/15/24	562	591,505
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	68	65,960
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	409	362,988
Level 3 Financing, Inc., Gtd. Notes	5.125%	05/01/23	5	5,025
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	882	867,712
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	509	508,613
Level 3 Financing, Inc., Gtd. Notes	5.625%	02/01/23	590	596,697
Nokia OYJ (Finland), Sr. Unsec’d. Notes	4.375%	06/12/27	270	259,875
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	229	246,748
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	2,315	2,453,900
Plantronics, Inc., Gtd. Notes, 144A	5.500%	05/31/23	350	348,250
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	260	241,475
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	3,090	3,105,450
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	3,316	3,730,500
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	639	642,962
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	11/15/22	843	859,860
Sprint Corp., Gtd. Notes	7.125%	06/15/24	3,063	3,177,863
Sprint Corp., Gtd. Notes	7.250%	09/15/21	519	548,843
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	3,527	3,740,384
Sprint Corp., Gtd. Notes	7.625%	03/01/26	550	582,313
Sprint Corp., Gtd. Notes	7.875%	09/15/23	3,402	3,669,908
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	4.500%	07/09/99	251	—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	4.750%	07/09/99	251	—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	6.000%	07/09/99	208	—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	6.000%	07/09/99	207	—

A753

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	6.500%	07/09/99	627	$—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	6.500%	07/09/99	590	—
T Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes^	6.500%	07/09/99	459	—
Telecom Italia Capital SA (Italy), Gtd. Notes	6.000%	09/30/34	391	372,428
Telecom Italia Capital SA (Italy), Gtd. Notes	6.375%	11/15/33	597	585,060
Telecom Italia Capital SA (Italy), Gtd. Notes	7.200%	07/18/36	174	180,525
Telecom Italia Capital SA (Italy), Gtd. Notes	7.721%	06/04/38	113	119,780
T-Mobile USA, Inc., Gtd. Notes	4.500%	02/01/26	251	239,547
T-Mobile USA, Inc., Gtd. Notes	4.750%	02/01/28	251	236,254
T-Mobile USA, Inc., Gtd. Notes(a)	5.125%	04/15/25	459	462,443
T-Mobile USA, Inc., Gtd. Notes	5.375%	04/15/27	207	206,224
T-Mobile USA, Inc., Gtd. Notes	6.000%	04/15/24	208	215,540
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	590	612,863
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	627	656,908
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625%	09/15/25	1,425	1,347,053
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A(a)	5.000%	01/20/26	5,596	4,866,002
Windstream Services LLC/Windstream Finance Corp., Sec’d. Notes, 144A(a)	9.000%	06/30/25	593	458,093
Xplornet Communications, Inc. (Canada), Gtd. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625%	06/01/22	3,167	3,238,552

				64,059,322

Textiles — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500%	05/01/25	800	784,000

Toys/Games/Hobbies — 0.1%
Mattel, Inc., Gtd. Notes, 144A	6.750%	12/31/25	520	509,600
Mattel, Inc., Sr. Unsec’d. Notes(a)	3.150%	03/15/23	200	174,500

				684,100

Transportation — 0.3%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	920	717,600
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	850	669,375
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	922	951,965

				2,338,940

Trucking & Leasing — 0.8%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500%	01/15/23	2,365	2,400,474
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	315	307,125
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%	08/01/24	335	327,881
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	4.500%	03/15/23	527	514,484
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	580	585,075

A754

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Trucking & Leasing (cont’d.)
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	2,815	$2,885,375

				7,020,414

TOTAL CORPORATE BONDS (cost $772,237,874)				758,522,855

			Shares
COMMON STOCKS — 0.7%

Aerospace & Defense — 0.0%
Remington Outdoor Co., Inc.*^			2,148	17,678

Banks — 0.1%
Concordia Private Placement*^			45,609	876,999

Independent Power & Renewable Electricity Producers — 0.3%
Vistra Energy Corp.*			119,844	2,981,720

Media — 0.0%
Mood Media Corp.*^			26,250	5,250
Mood Media Corp.*^			21,428	4,286

				9,536

Oil & Gas Services — 0.0%
Telford Offshore Holdings Ltd.^			25,654	38,481

Oil, Gas & Consumable Fuels — 0.1%
Penn Virginia Corp.*			3,508	282,534
Penn Virginia Corp. NPV*			1,873	150,851
Ultra Petroleum Corp.*(a)			38,499	43,119

				476,504

Pharmaceuticals — 0.0%
Concordia International Corp. (Canada)*			4,369	87,979

Software — 0.1%
Avaya Holdings Corp.*			55,052	1,218,851

Wireless Telecommunication Services — 0.1%
Goodman Networks, Inc.*^			27,103	—
NII Holdings, Inc.*(a)			90,376	529,603

				529,603
TOTAL COMMON STOCKS (cost $6,636,868)				6,237,351

PREFERRED STOCKS — 0.2%

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%			26,000	693,940

Insurance — 0.1%
XLIT Ltd. (Bermuda), Series D, 5.459%			1,014	1,020,338

A755

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	32,246	$322

TOTAL PREFERRED STOCKS (cost $1,598,748)		1,714,600

	Units
RIGHTS* — 0.0%

Independent Power & Renewable Electricity Producers
Vistra Energy Corp., expiring 01/23/27^ (cost $0)	179,373	105,830

TOTAL LONG-TERM INVESTMENTS (cost $855,581,616)		841,159,566

	Shares
SHORT-TERM INVESTMENTS — 21.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	22,207,533	22,207,533
PGIM Institutional Money Market Fund (cost $162,560,664; includes $162,298,422 of cash collateral for securities on loan)(b)(w)	162,550,046	162,566,301

TOTAL SHORT-TERM INVESTMENTS (cost $184,768,197)		184,773,834

TOTAL INVESTMENTS — 118.0% (cost $1,040,349,813)		1,025,933,400
Liabilities in excess of other assets(z) — (18.0)%		(156,734,333)

NET ASSETS — 100.0%		$869,199,067

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,981,890 and 0.3% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $158,820,963; cash collateral of $162,298,422 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(p)	Interest rate not available as of September 30, 2018.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A756

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
119	2 Year U.S. Treasury Notes	Dec. 2018	$25,077,391	$(73,734)
71	5 Year U.S. Treasury Notes	Dec. 2018	7,985,836	(63,719)
104	10 Year U.S. Treasury Notes	Dec. 2018	12,353,250	(120,398)
8	20 Year U.S. Treasury Bonds	Dec. 2018	1,124,000	(29,688)
11	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	1,697,094	(64,052)

				$(351,591)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$530,000	$ —

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities Collateralized Loan Obligations	$—	$40,029,009	$—
Bank Loans	—	31,971,864	1,930,308
Convertible Bonds	—	647,749	—
Corporate Bonds	—	758,520,119	2,736
Common Stocks	5,143,806	150,851	942,694
Preferred Stocks	1,714,278	—	322
Rights	—	—	105,830
Affiliated Mutual Funds	184,773,834	—	—
Other Financial Instruments*
Futures Contracts	(351,591)	—	—

Total	$191,280,327	$831,319,592	$2,981,890

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A757

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%

COMMON STOCKS

Aerospace & Defense — 0.4%
Embraer SA (Brazil), ADR	389,600	$ 7,632,264

Auto Components — 2.2%
Adient PLC(a)	463,200	18,208,391
Magna International, Inc. (Canada)	478,000	25,109,340

		43,317,731

Automobiles — 3.1%
General Motors Co.	1,360,300	45,801,301
Harley-Davidson, Inc.(a)	336,600	15,247,980

		61,049,281

Banks — 12.7%
Bank of America Corp.	1,430,554	42,144,121
Citigroup, Inc.	1,034,160	74,190,638
Citizens Financial Group, Inc.	440,200	16,978,514
JPMorgan Chase & Co.	365,200	41,209,168
Wells Fargo & Co.	1,380,683	72,568,698

		247,091,139

Beverages — 1.5%
PepsiCo, Inc.	270,800	30,275,440

Building Products — 2.4%
Johnson Controls International PLC(a)	1,321,707	46,259,745

Capital Markets — 4.4%
Goldman Sachs Group, Inc. (The)	188,500	42,269,240
State Street Corp.	516,700	43,289,126

		85,558,366

Communications Equipment — 3.9%
ARRIS International PLC*	1,230,400	31,978,096
Telefonaktiebolaget LM Ericsson (Sweden),ADR(a)	5,083,200	44,732,160

		76,710,256

Consumer Finance — 3.9%
Capital One Financial Corp.	445,400	42,281,822
Discover Financial Services	442,600	33,836,770

		76,118,592

Containers & Packaging — 1.5%
International Paper Co.(a)	616,100	30,281,315

Diversified Financial Services — 1.0%
AXA Equitable Holdings, Inc.(a)	900,600	19,317,870

Electric Utilities — 2.1%
PPL Corp.	700,900	20,508,334
Southern Co. (The)	458,800	20,003,680

		40,512,014

Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	1,147,700	40,513,810

Energy Equipment & Services — 1.2%
National Oilwell Varco, Inc.(a)	523,200	22,539,456

Food Products — 1.3%
Mondelez International, Inc. (Class A Stock)	601,600	25,844,736

Health Care Equipment & Supplies — 3.0%
Koninklijke Philips NV (Netherlands), NVDR(a)	225,084	10,243,573
Medtronic PLC	296,000	29,117,520

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Zimmer Biomet Holdings, Inc.	146,900	$ 19,312,943

		58,674,036

Health Care Providers & Services — 1.6%
Anthem, Inc.	111,600	30,583,980

Industrial Conglomerates — 1.7%
General Electric Co.	2,959,100	33,408,239

Insurance — 6.5%
American International Group, Inc.	1,814,400	96,598,656
Travelers Cos., Inc. (The)	229,200	29,729,532

		126,328,188

Machinery — 4.7%
CNH Industrial NV (United Kingdom)(a)	3,311,400	39,769,914
Cummins, Inc.	280,800	41,016,456
PACCAR, Inc.	153,700	10,480,803

		91,267,173

Media — 6.9%
CBS Corp. (Class B Stock)	451,000	25,909,950
Comcast Corp. (Class A Stock)	1,118,900	39,620,249
Discovery, Inc. (Class A Stock)*(a)	293,800	9,401,600
Discovery, Inc. (Class C Stock)*	1,990,900	58,890,822

		133,822,621

Oil, Gas & Consumable Fuels — 14.0%
Andeavor	100,600	15,442,100
Apache Corp.(a)	1,215,200	57,928,584
Hess Corp.(a)	775,100	55,481,658
Marathon Oil Corp.	2,699,800	62,851,344
Murphy Oil Corp.(a)	1,293,600	43,128,624
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	567,993	38,703,043

		273,535,353

Personal Products — 1.0%
Unilever PLC (United Kingdom), ADR(a)	346,600	19,052,602

Pharmaceuticals — 2.9%
GlaxoSmithKline PLC (United Kingdom),ADR(a)	802,000	32,216,340
Sanofi (France), ADR(a)	550,800	24,604,236

		56,820,576

Software — 6.6%
Microsoft Corp.	531,350	60,770,500
Oracle Corp.	1,326,800	68,409,808

		129,180,308

Specialty Retail — 0.4%
Bed Bath & Beyond, Inc.(a)	479,000	7,185,000

Technology Hardware, Storage & Peripherals — 4.2%
Hewlett Packard Enterprise Co.	4,966,900	81,010,139

Wireless Telecommunication Services — 2.4%
Vodafone Group PLC (United Kingdom), ADR(a)	2,183,745	47,387,267

TOTAL LONG-TERM INVESTMENTS (cost $1,714,532,950)		1,941,277,497

A758

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 15.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	13,317,798	$13,317,798
PGIM Institutional Money Market Fund (cost $286,251,097; includes $285,827,559 of cash collateral for securities on loan)(b)(w)	286,216,538	286,245,160

TOTAL SHORT-TERM INVESTMENTS (cost $299,568,895)		299,562,958

TOTAL INVESTMENTS — 115.0%
(cost $2,014,101,845)		2,240,840,455
Liabilities in excess of other assets — (15.0)%		(291,707,326)

NET ASSETS — 100.0%		$1,949,133,129

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $276,986,740; cash collateral of $285,827,559 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,632,264	$—	$—
Auto Components	43,317,731	—	—
Automobiles	61,049,281	—	—
Banks	247,091,139	—	—
Beverages	30,275,440	—	—
Building Products	46,259,745	—	—
Capital Markets	85,558,366	—	—
Communications Equipment	76,710,256	—	—
Consumer Finance	76,118,592	—	—
Containers & Packaging	30,281,315	—	—
Diversified Financial Services	19,317,870	—	—
Electric Utilities	40,512,014	—	—
Electronic Equipment, Instruments & Components	40,513,810	—	—
Energy Equipment & Services	22,539,456	—	—
Food Products	25,844,736	—	—
Health Care Equipment & Supplies	58,674,036	—	—
Health Care Providers & Services	30,583,980	—	—
Industrial Conglomerates	33,408,239	—	—
Insurance	126,328,188	—	—
Machinery	91,267,173	—	—
Media	133,822,621	—	—
Oil, Gas & Consumable Fuels	273,535,353	—	—
Personal Products	19,052,602	—	—
Pharmaceuticals	56,820,576	—	—
Software	129,180,308	—	—
Specialty Retail	7,185,000	—	—
Technology Hardware, Storage & Peripherals	81,010,139	—	—

A759

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$47,387,267	$—	$—
Affiliated Mutual Funds	299,562,958	—	—

Total	$2,240,840,455	$—	$—

A760

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%

COMMON STOCKS — 96.8%

Argentina — 0.4%
MercadoLibre, Inc.(a)	29,649	$ 10,094,595

Australia — 3.6%
Aristocrat Leisure Ltd.	452,238	9,292,652
BHP Billiton PLC	849,628	18,513,503
Cochlear Ltd.	130,034	18,856,286
CSL Ltd.	120,067	17,468,100
Insurance Australia Group Ltd.	1,082,939	5,724,456
Macquarie Group Ltd.	203,718	18,509,521

		88,364,518

Austria — 0.4%
BAWAG Group AG, 144A	225,235	10,471,182

Belgium — 0.9%
KBC Group NV	314,046	23,479,676

Canada — 5.5%
Alimentation Couche-Tard, Inc. (Class B Stock)	218,211	10,915,196
Brookfield Asset Management, Inc. (Class A Stock)	396,349	17,649,421
Canadian National Railway Co.	229,749	20,615,421
Dollarama, Inc.	301,251	9,490,112
Rogers Communications, Inc. (Class B Stock)	209,748	10,787,411
Shopify, Inc. (Class A Stock)*(a)	136,364	22,426,423
Suncor Energy, Inc.	615,733	23,825,599
Toronto-Dominion Bank (The)	335,762	20,403,329

		136,112,912

China — 7.8%
Alibaba Group Holding Ltd., ADR*(a)	540,625	89,073,375
Baidu, Inc., ADR*	32,400	7,409,232
China Merchants Bank Co. Ltd. (Class H Stock)	3,701,000	15,009,921
Kweichow Moutai Co. Ltd. (Class A Stock)	133,558	14,176,447
NetEase, Inc., ADR	34,947	7,976,653
Tencent Holdings Ltd.	1,495,285	61,657,544

		195,303,172

Denmark — 2.5%
Coloplast A/S (Class B Stock)	138,117	14,105,235
Novo Nordisk A/S (Class B Stock)	277,628	13,081,957
Novozymes A/S (Class B Stock)	337,764	18,520,386
Orsted A/S, 144A	233,673	15,880,381

		61,587,959

France — 13.6%
Air Liquide SA	48,767	6,407,103
Airbus SE	173,989	21,845,074
Arkema SA	151,531	18,775,964
Capgemini SE	135,996	17,105,580
Dassault Systemes SE	198,011	29,631,991
Kering SA	33,928	18,186,571
L’Oreal SA	166,664	40,156,119
LVMH Moet Hennessy Louis Vuitton SE	146,393	51,749,949
Pernod Ricard SA	174,249	28,589,219
Remy Cointreau SA	121,107	15,748,210
Safran SA	260,767	36,543,950

	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Schneider Electric SE	101,746	$ 8,194,222
SPIE SA(a)	345,100	6,864,210
TOTAL SA(a)	460,096	29,774,967
Valeo SA	195,622	8,528,051

		338,101,180

Germany — 7.1%
Brenntag AG	120,960	7,456,408
Continental AG	49,114	8,535,292
CTS Eventim AG & Co. KGaA	240,022	10,763,701
Deutsche Boerse AG	65,896	8,814,932
Fresenius SE & Co. KGaA	131,310	9,623,114
Gerresheimer AG	96,200	8,126,861
Infineon Technologies AG	1,666,567	37,786,956
Rational AG	14,480	10,477,177
SAP SE	112,971	13,897,729
SAP SE, ADR	113,362	13,943,526
Scout24 AG, 144A	121,157	5,635,533
Wirecard AG	191,362	41,618,093

		176,679,322

Hong Kong — 2.9%
AIA Group Ltd.	4,000,636	35,800,994
Galaxy Entertainment Group Ltd. (Class L Stock)*	1,376,000	8,718,079
Techtronic Industries Co. Ltd.	4,449,209	28,569,803

		73,088,876

India — 1.9%
HDFC Bank Ltd., ADR	231,874	21,819,343
Housing Development Finance Corp. Ltd.	399,425	9,681,206
Maruti Suzuki India Ltd.	158,653	16,069,024

		47,569,573

Ireland — 1.8%
AerCap Holdings NV*(a)	248,639	14,301,715
CRH PLC	247,149	8,080,962
Kerry Group PLC (Class A Stock)	71,640	7,915,104
Kingspan Group PLC	294,803	13,745,214

		44,042,995

Israel — 0.9%
Check Point Software Technologies Ltd.*(a)	141,235	16,619,122
Tower Semiconductor Ltd.*(a)	251,400	5,470,463

		22,089,585

Italy — 2.6%
Brembo SpA	61,595	805,014
Brunello Cucinelli SpA	586,326	22,844,973
Ferrari NV	182,178	24,957,481
Prada SpA	3,525,019	16,929,433

		65,536,901

Japan — 10.7%
Bridgestone Corp.	257,700	9,717,167
Daikin Industries Ltd.	279,091	37,136,662
Hoya Corp.	143,200	8,511,655
Kansai Paint Co. Ltd.(a)	508,200	9,341,184
Kao Corp.	153,900	12,427,917
Keyence Corp.	115,119	66,939,416

A761

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kose Corp.	103,163	$19,649,213
Nabtesco Corp.	249,800	6,623,707
Nitori Holdings Co. Ltd.	83,300	11,937,841
Omron Corp.	123,600	5,208,557
ORIX Corp.(a)	891,790	14,399,557
Sanwa Holdings Corp.	363,300	4,322,488
Shionogi & Co. Ltd.	201,200	13,127,261
Shiseido Co. Ltd.	215,600	16,742,534
SMC Corp.	36,900	11,790,815
Suzuki Motor Corp.	191,200	10,942,284
Toyota Motor Corp.	142,000	8,865,110

		267,683,368

Luxembourg — 0.4%
Tenaris SA	521,335	8,723,045

Netherlands — 4.9%
Adyen NV, 144A*	39,136	32,024,969
ASML Holding NV	194,716	36,313,272
Heineken NV	111,611	10,450,839
Koninklijke Philips NV	438,238	19,921,355
NXP Semiconductors NV	87,632	7,492,536
Royal Dutch Shell PLC (Class A Stock)	487,999	16,670,369

		122,873,340

Portugal — 0.3%
Galp Energia SGPS SA	398,000	7,894,563

Singapore — 0.3%
DBS Group Holdings Ltd.	429,600	8,196,930

South Africa — 0.3%
Bid Corp. Ltd.	314,354	6,552,556

Spain — 1.4%
ACS Actividades de Construccion y
Servicios SA	357,360	15,197,542
Amadeus IT Group SA	221,177	20,523,601

		35,721,143

Sweden — 2.6%
Atlas Copco AB (Class A Stock)	424,008	12,209,305
Epiroc AB (Class A Stock)*	997,724	11,152,927
Hexagon AB (Class B Stock)	575,784	33,749,750
Swedbank AB (Class A Stock)	292,665	7,245,724

		64,357,706

Switzerland — 9.6%
Cie Financiere Richemont SA	97,350	7,904,460
Ferguson PLC	279,099	23,659,128
Geberit AG	24,462	11,328,546
Givaudan SA	13,840	33,932,965
Julius Baer Group Ltd.*	201,661	10,029,233
Lonza Group AG*	60,950	20,758,535
Novartis AG	137,575	11,788,503
Partners Group Holding AG	34,532	27,324,307
Roche Holding AG	57,080	13,813,860
SGS SA	4,680	12,295,559
SIG Combibloc Group AG*	309,215	3,875,427
Sonova Holding AG	51,805	10,245,456
Straumann Holding AG	36,169	27,157,878
Temenos AG*	97,187	15,726,241

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
UBS Group AG*	634,624	$9,973,074

		239,813,172

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,528,000	21,661,690

United Kingdom — 11.2%
Ashtead Group PLC	768,574	24,496,072
ASOS PLC*	258,347	19,377,947
AstraZeneca PLC	248,326	19,338,372
Bunzl PLC	524,440	16,487,886
Compass Group PLC	1,342,285	29,819,603
DCC PLC	84,100	7,629,311
Experian PLC	632,646	16,245,119
Howden Joinery Group PLC	191,337	1,170,227
IMI PLC	657,152	9,374,728
Lloyds Banking Group PLC	11,546,419	8,894,770
London Stock Exchange Group PLC	372,520	22,263,768
Prudential PLC	497,255	11,407,296
Reckitt Benckiser Group PLC	107,019	9,773,232
RELX PLC	1,294,433	27,244,436
Segro PLC, REIT	1,289,371	10,714,098
Spectris PLC	180,629	5,583,313
St. James’s Place PLC	2,356,109	35,140,357
Unilever NV, CVA	71,037	3,947,989

		278,908,524

United States — 2.3%
Albemarle Corp.(a)	72,457	7,229,759
Aon PLC	99,359	15,279,427
Core Laboratories NV(a)	65,240	7,556,749
Samsonite International SA, 144A*	3,286,136	12,217,965
Sensata Technologies Holding PLC*(a)	284,758	14,109,759

		56,393,659

TOTAL COMMON STOCKS (cost $1,901,080,840)		2,411,302,142

PREFERRED STOCKS — 1.3%

Germany
Henkel AG & Co. KGaA (PRFC)	80,357	9,413,364
Sartorius AG (PRFC)	147,129	23,846,660

TOTAL PREFERRED STOCKS (cost $21,435,046)		33,260,024

TOTAL LONG-TERM INVESTMENTS (cost $1,922,515,886)		2,444,562,166

SHORT-TERM INVESTMENTS — 9.7%
AFFILIATED MUTUAL FUNDS — 9.1%
PGIM Core Ultra Short Bond Fund(w)	15,319,647	15,319,647
PGIM Institutional Money Market Fund (cost $212,703,298; includes $212,424,716 of cash collateral for securities on loan)(b)(w)	212,668,793	212,690,059

TOTAL AFFILIATED MUTUAL FUNDS
(cost $228,022,945)		228,009,706

A762

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
UNAFFILIATED FUND — 0.6%
BlackRock Liquidity Funds FedFund Portfolio (cost $15,344,157)	15,344,157	$15,344,157

TOTAL SHORT-TERM INVESTMENTS (cost $243,367,102)		243,353,863

TOTAL INVESTMENTS — 107.8% (cost $2,165,882,988)		2,687,916,029
Liabilities in excess of other assets — (7.8)%		(195,329,756)

NET ASSETS — 100.0%		$2,492,586,273

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $205,696,986; cash collateral of $212,424,716 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$10,094,595	$—	$—
Australia	—	88,364,518	—
Austria	—	10,471,182	—
Belgium	—	23,479,676	—
Canada	136,112,912	—	—
China	104,459,260	90,843,912	—
Denmark	—	61,587,959	—
France	—	338,101,180	—
Germany	13,943,526	162,735,796	—
Hong Kong	—	73,088,876	—
India	21,819,343	25,750,230	—
Ireland	14,301,715	29,741,280	—
Israel	22,089,585	—	—
Italy	—	65,536,901	—
Japan	—	267,683,368	—
Luxembourg	—	8,723,045	—
Netherlands	7,492,536	115,380,804	—
Portugal	—	7,894,563	—
Singapore	—	8,196,930	—
South Africa	—	6,552,556	—
Spain	—	35,721,143	—
Sweden	—	64,357,706	—
Switzerland	3,875,427	235,937,745	—
Taiwan	—	21,661,690	—
United Kingdom	—	278,908,524	—
United States	44,175,694	12,217,965	—
Preferred Stocks
Germany	—	33,260,024	—
Affiliated Mutual Funds	228,009,706	—	—
Unaffiliated Fund	15,344,157	—	—

Total	$621,718,456	$2,066,197,573	$—

A763

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Affiliated Mutual Funds (8.5% represents investments purchased with collateral from securities on loan)	9.1%
Internet Software & Services	8.2
Capital Markets	6.0
Textiles, Apparel & Luxury Goods	5.2
Banks	4.6
Electronic Equipment, Instruments & Components	4.5
IT Services	4.5
Semiconductors & Semiconductor Equipment	4.4
Health Care Equipment & Supplies	3.8
Chemicals	3.8
Personal Products	3.7
Software	3.6
Trading Companies & Distributors	3.5
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	2.9
Beverages	2.8
Insurance	2.7
Building Products	2.7
Machinery	2.5
Automobiles	2.4
Aerospace & Defense	2.4
Professional Services	2.2
Hotels, Restaurants & Leisure	1.9
Life Sciences Tools & Services	1.2

Household Durables	1.1%
Auto Components	1.1
Healthcare Equipment & Supplies	1.1
Electrical Equipment	0.9
Road & Rail	0.8
Internet & Direct Marketing Retail	0.8
Household Products	0.8
Metals & Mining	0.7
Biotechnology	0.7
Food & Staples Retailing	0.7
Energy Equipment & Services	0.7
Electric Utilities	0.6
Unaffiliated Fund	0.6
Construction & Engineering	0.6
Diversified Financial Services	0.6
Specialty Retail	0.5
Wireless Telecommunication Services	0.4
Media	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
Thrifts & Mortgage Finance	0.4
Health Care Providers & Services	0.4
Multiline Retail	0.4
Construction Materials	0.3
Food Products	0.3
Industrial Conglomerates	0.3
Commercial Services & Supplies	0.3
Machinery-Diversified	0.2

107.8
Liabilities in excess of other assets	(7.8)

100.0%

A764

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 96.9%
Australia — 4.3%
AGL Energy Ltd.	464,300	$ 6,541,142
Ausdrill Ltd.	793,540	1,014,031
Australia & New Zealand Banking Group Ltd.	298,300	6,074,569
Bendigo & Adelaide Bank Ltd.	547,900	4,256,046
BHP Billiton PLC	651,469	14,195,593
Caltex Australia Ltd.	238,900	5,162,563
Coca-Cola Amatil Ltd.	834,800	5,886,211
CSR Ltd.	1,070,300	2,913,575
Fortescue Metals Group Ltd.	897,300	2,546,664
Harvey Norman Holdings Ltd.(a)	1,504,600	3,826,262
LendLease Group	586,500	8,325,998
Metcash Ltd.(a)	2,725,199	5,902,312
Mineral Resources Ltd.	497,700	5,717,822
Myer Holdings Ltd.*(a)	3,255,300	1,198,746
Qantas Airways Ltd.	1,938,002	8,259,947
Rio Tinto Ltd.	145,000	8,236,366

		90,057,847

Austria — 0.7%
OMV AG	132,300	7,432,232
voestalpine AG	144,800	6,624,379

		14,056,611

Belgium — 1.0%
AGFA-Gevaert NV*	507,900	2,328,242
Anheuser-Busch InBev SA/NV	128,961	11,270,182
Bekaert SA	60,500	1,505,836
bpost SA	55,400	899,904
UCB SA	54,000	4,843,389

		20,847,553

Brazil — 0.3%
Cielo SA	1,913,100	5,779,257

Canada — 2.3%
Canadian National Railway Co.	100,030	8,975,711
National Bank of Canada	265,100	13,240,120
Rogers Communications, Inc. (Class B Stock)	183,500	9,437,468
Suncor Energy, Inc.	440,960	17,062,812

		48,716,111

China — 0.5%
China Resources Cement Holdings Ltd.	6,988,000	8,136,757
Xinyi Solar Holdings Ltd.	10,066,000	3,096,516

		11,233,273

Denmark — 0.9%
Carlsberg A/S (Class B Stock)	91,241	10,946,037
Danske Bank A/S	248,400	6,521,972
Dfds A/S	34,379	1,699,113

		19,167,122

Finland — 1.3%
Sampo OYJ (Class A Stock)	227,525	11,787,367
UPM-Kymmene OYJ	401,400	15,741,090

		27,528,457

	Shares	Value
COMMON STOCKS (Continued)
France — 10.4%
Air Liquide SA	61,555	$ 8,087,215
Arkema SA	38,800	4,807,646
Atos SE	60,200	7,158,419
AXA SA	323,600	8,714,661
BNP Paribas SA	105,500	6,460,638
Capgemini SE	99,499	12,514,987
Cie de Saint-Gobain	176,894	7,627,598
Cie Generale des Etablissements Michelin SCA	136,981	16,362,235
CNP Assurances	312,500	7,522,335
Credit Agricole SA	466,400	6,692,200
Engie SA	355,700	5,232,996
Natixis SA	818,900	5,550,410
Orange SA	646,000	10,279,567
Renault SA	73,200	6,321,268
Safran SA	124,205	17,406,118
Sanofi	261,000	23,178,956
SCOR SE	178,700	8,288,774
Societe Generale SA	319,559	13,763,044
TOTAL SA(a)	331,200	21,433,504
Valeo SA	202,064	8,808,889
Vinci SA	130,720	12,439,852

		218,651,312

Germany — 7.0%
Allianz SE	61,200	13,617,819
Aurubis AG	46,100	3,216,592
BASF SE	137,100	12,178,937
Bayerische Motoren Werke AG	81,100	7,282,162
CECONOMY AG	99,912	704,835
Covestro AG, 144A	158,863	12,875,083
Daimler AG	195,900	12,323,218
Deutsche Bank AG	380,900	4,324,344
Deutsche Lufthansa AG	362,100	8,899,470
Fresenius SE & Co. KGaA	144,289	10,574,286
METRO AG(a)	349,700	5,473,112
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,300	10,471,269
Rheinmetall AG	56,800	5,929,888
SAP SE	196,255	24,143,353
Siemens AG	36,800	4,705,401
Volkswagen AG	61,900	10,776,289

		147,496,058

Hong Kong — 2.0%
CK Asset Holdings Ltd.	288,000	2,160,290
Dah Sing Financial Holdings Ltd.	484,312	3,103,480
Kingboard Holdings Ltd.	1,618,800	5,277,814
Lee & Man Paper Manufacturing Ltd.	5,815,500	5,390,759
Skyworth Digital Holdings Ltd.	7,664,000	2,167,515
Techtronic Industries Co. Ltd.	648,500	4,164,227
Tongda Group Holdings Ltd.	19,670,000	2,894,931
WH Group Ltd., 144A	10,282,000	7,232,224
Wheelock & Co. Ltd.	551,000	3,304,602
Yue Yuen Industrial Holdings Ltd.	2,331,500	6,480,624

		42,176,466

India — 0.4%
ICICI Bank Ltd., ADR	922,660	7,833,383

A765

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland — 1.0%
C&C Group PLC	728,000	$2,805,478
Ryanair Holdings PLC, ADR*	104,378	10,024,463
Smurfit Kappa Group PLC	209,200	8,272,468

		21,102,409

Israel — 0.7%
Bank Hapoalim BM	680,400	4,870,339
Bank Leumi Le-Israel BM	746,386	4,923,322
Teva Pharmaceutical Industries Ltd.	191,800	4,126,546

		13,920,207

Italy — 1.3%
Astaldi SpA*(a)	138,034	128,835
Danieli & C Officine Meccaniche SpA	73,500	1,957,200
Enel SpA	3,652,700	18,683,801
Leonardo SpA	311,600	3,747,276
Mediobanca Banca di Credito Finanziario SpA	310,000	3,085,591

		27,602,703

Japan — 20.9%
AGC, Inc.	113,600	4,697,666
Aisin Seiki Co. Ltd.	97,600	4,750,519
Aozora Bank Ltd.	98,300	3,505,357
Central Glass Co. Ltd.	80,400	2,085,419
Daiwa House Industry Co. Ltd.	573,394	16,988,251
Don Quijote Holdings Co. Ltd.	441,100	22,349,139
Dowa Holdings Co. Ltd.	111,400	3,534,531
Enplas Corp.	66,900	1,915,630
Fujikura Ltd.	1,150,000	5,427,891
Fuyo General Lease Co. Ltd.	82,800	5,031,307
Hazama Ando Corp.	528,100	4,025,241
Hitachi High-Technologies Corp.	130,700	4,495,084
Isuzu Motors Ltd.	807,700	12,701,890
ITOCHU Corp.(a)	643,500	11,768,306
Japan Airlines Co. Ltd.	205,800	7,383,673
Japan Aviation Electronics Industry Ltd.	192,000	3,231,605
Kaneka Corp.	84,400	3,896,424
Kao Corp.	134,390	10,852,422
KDDI Corp.	1,093,200	30,212,689
Keihin Corp.	279,200	5,762,624
Keiyo Bank Ltd. (The)	405,500	3,410,483
Makita Corp.	258,000	12,929,774
Marubeni Corp.	1,007,200	9,209,305
Mazda Motor Corp.	323,500	3,874,979
Mitsubishi Gas Chemical Co., Inc.	278,600	5,910,778
Mitsubishi UFJ Financial Group, Inc.	1,645,700	10,227,315
Mitsubishi UFJ Lease & Finance Co. Ltd.	859,800	5,058,896
Mitsui Chemicals, Inc.	220,100	5,491,519
Mizuho Financial Group, Inc.	4,359,500	7,592,930
Nexon Co. Ltd.*	733,500	9,574,834
Nippon Suisan Kaisha Ltd.	868,100	5,652,340
Nippon Telegraph & Telephone Corp.	457,300	20,567,956
Nishi-Nippon Financial Holdings, Inc.	297,400	3,438,880
Nissan Motor Co. Ltd.(a)	1,242,100	11,620,337
Nisshinbo Holdings, Inc.	327,400	3,895,742
NTN Corp.	817,900	3,343,488
NTT DOCOMO, Inc.	156,400	4,202,193
Resona Holdings, Inc.(a)	1,895,200	10,609,296

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sawai Pharmaceutical Co. Ltd.	48,200	$2,597,680
Shin-Etsu Chemical Co. Ltd.	101,900	9,028,348
Shizuoka Gas Co. Ltd.	383,800	3,395,563
SKY Perfect JSAT Holdings, Inc.	1,083,400	5,223,288
Sony Corp.	177,000	10,857,448
Sumitomo Forestry Co. Ltd.	256,300	4,445,364
Sumitomo Heavy Industries Ltd.	176,900	6,307,646
Sumitomo Mitsui Financial Group, Inc.	561,200	22,603,775
Sumitomo Osaka Cement Co. Ltd.(a)	55,300	2,291,558
Teijin Ltd.	327,200	6,270,476
Toagosei Co. Ltd.	402,100	4,633,369
Toho Holdings Co. Ltd.	138,450	3,674,988
Tokai Rika Co. Ltd.	15,800	333,588
Tokyo Electron Ltd.	36,900	5,058,122
Towa Pharmaceutical Co. Ltd.	50,900	3,777,026
Toyo Tire & Rubber Co. Ltd.	197,300	3,547,188
Toyoda Gosei Co. Ltd.	230,700	5,690,750
Toyota Motor Corp.	67,574	4,218,668
Tsubakimoto Chain Co.	107,200	4,955,655
Ube Industries Ltd.	214,800	5,837,600
Ulvac, Inc.	92,850	3,476,336
Yamaha Corp.	231,100	12,244,489
Yokohama Rubber Co. Ltd. (The)	347,850	7,488,364

		439,184,002

Liechtenstein — 0.0%
VP Bank AG	1,934	301,372

Luxembourg — 0.4%
Tenaris SA	446,486	7,470,662

Netherlands — 5.9%
ABN AMRO Group NV, GDR, 144A	635,101	17,279,734
Aegon NV	740,800	4,801,783
BE Semiconductor Industries NV	86,700	1,827,533
ING Groep NV	401,600	5,203,754
Koninklijke Ahold Delhaize NV	534,100	12,208,017
NN Group NV	119,500	5,324,505
Royal Dutch Shell PLC (Class A Stock)	789,940	27,093,843
Royal Dutch Shell PLC (Class B Stock)	836,000	29,223,557
Signify NV, 144A	223,800	5,781,620
Wolters Kluwer NV	245,633	15,325,323

		124,069,669

New Zealand — 0.4%
Air New Zealand Ltd.	3,321,700	6,808,864
SKY Network Television Ltd.	827,900	1,204,726

		8,013,590

Norway — 2.6%
DNB ASA	310,600	6,516,372
Equinor ASA	587,768	16,546,862
Leroy Seafood Group ASA	806,000	6,573,343
Marine Harvest ASA	241,900	5,594,584
Salmar ASA	132,700	6,600,294
Telenor ASA	639,036	12,459,471

		54,290,926

Portugal — 0.2%
EDP - Energias de Portugal SA	1,344,000	4,953,767

A766

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Singapore — 1.0%
DBS Group Holdings Ltd.	769,940	$ 14,690,744
Hong Leong Asia Ltd.*	1,721,000	705,982
NetLink NBN Trust, UTS	9,744,800	5,559,415

		20,956,141

South Africa — 0.2%
Investec PLC	451,400	3,178,164
Old Mutual Ltd.	928,700	1,962,645

		5,140,809

Spain — 1.8%
Banco Santander SA	569,400	2,860,919
Distribuidora Internacional de Alimentacion SA(a)	1,066,700	2,474,578
Iberdrola SA	1,196,800	8,797,592
Naturgy Energy Group SA(a)	95,200	2,595,402
Red Electrica Corp. SA	551,016	11,535,474
Repsol SA	481,300	9,564,947

		37,828,912

Sweden — 3.4%
Assa Abloy AB (Class B Stock)	741,299	14,880,741
Boliden AB	216,600	6,026,463
Electrolux AB (Class B Stock)	198,800	4,377,416
Epiroc AB (Class A Stock)*	782,386	8,745,799
JM AB	148,500	2,914,004
Nordea Bank AB	1,749,387	19,059,019
SKF AB (Class B Stock)	158,300	3,119,670
Swedbank AB (Class A Stock)	151,900	3,760,701
Volvo AB (Class B Stock)	555,900	9,808,219

		72,692,032

Switzerland — 7.4%
Adecco Group AG	37,800	1,976,401
Baloise Holding AG	62,200	9,459,760
Credit Suisse Group AG*	328,600	4,917,724
Ferguson PLC	247,335	20,966,504
Helvetia Holding AG	12,000	7,308,784
Julius Baer Group Ltd.*	172,652	8,586,524
Novartis AG	335,552	28,752,722
Roche Holding AG	116,865	28,282,354
Swiss Life Holding AG*	40,400	15,289,165
Swiss Re AG	120,600	11,123,857
UBS Group AG*	698,300	10,973,738
Zurich Insurance Group AG	22,900	7,223,451

		154,860,984

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	210,437	9,292,898

United Kingdom — 15.7%
3i Group PLC	751,500	9,207,803
Aviva PLC	1,307,500	8,351,314
Babcock International Group PLC	283,300	2,668,377
BAE Systems PLC	1,759,800	14,427,569
Barclays PLC	1,614,300	3,610,412
Barratt Developments PLC	873,300	6,453,550
Bellway PLC	233,370	9,164,028
Berkeley Group Holdings PLC	120,700	5,781,177
Bovis Homes Group PLC	248,000	3,469,654

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
BP PLC	2,380,200	$ 18,229,331
British American Tobacco PLC	352,581	16,453,525
BT Group PLC	1,976,800	5,800,749
Centrica PLC	2,374,200	4,803,437
Compass Group PLC	770,598	17,119,260
Debenhams PLC(a)	3,256,300	414,017
Diageo PLC	234,058	8,285,100
GlaxoSmithKline PLC	1,049,500	21,025,160
Go-Ahead Group PLC (The)	148,200	3,112,865
Howden Joinery Group PLC	1,046,277	6,399,085
Inchcape PLC	489,500	4,267,148
Informa PLC	982,826	9,762,542
International Consolidated Airlines Group SA	634,100	5,460,975
J Sainsbury PLC	2,538,800	10,640,812
Kingfisher PLC	1,694,400	5,683,150
Legal & General Group PLC	3,292,800	11,249,567
Lloyds Banking Group PLC	11,415,600	8,793,994
Man Group PLC	1,272,100	2,926,613
Marks & Spencer Group PLC	1,296,600	4,872,638
Marston’s PLC	1,392,600	1,797,378
Meggitt PLC	639,600	4,723,458
Melrose Industries PLC	3,160,928	8,235,807
Premier Foods PLC*	200,276	111,105
Prudential PLC	1,158,632	26,579,639
Quilter PLC, 144A	548,200	955,988
RELX PLC	535,672	11,274,497
Restaurant Group PLC (The)	379,800	1,476,700
Royal Mail PLC	484,100	3,006,788
RPC Group PLC	249,900	2,585,300
RSA Insurance Group PLC	1,039,385	7,780,912
SSE PLC	319,800	4,774,081
Tate & Lyle PLC	414,300	3,686,607
Taylor Wimpey PLC	1,548,800	3,469,403
Unilever PLC	294,374	16,170,368
Vesuvius PLC	517,100	4,347,678
William Hill PLC	534,297	1,757,546

		331,167,107

United States — 2.5%
Aon PLC	128,865	19,816,860
Medtronic PLC	208,210	20,481,618
Shire PLC	212,561	12,802,316

		53,100,794

TOTAL COMMON STOCKS (cost $1,892,596,331)		2,039,492,434

PREFERRED STOCK — 0.3%
Germany
Volkswagen AG (PRFC) (cost $7,961,128)	37,240	6,542,505

	Units

RIGHTS* — 0.0%
Australia
Harvey Norman Holdings Ltd., expiring 10/15/18(a)	23,192	13,411

A767

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Units	Value
RIGHTS* (Continued)
Singapore
Hong Leong Asia Ltd., expiring 10/19/18	1,721,000	$ 26,168

TOTAL RIGHTS (cost $0)		39,579

WARRANTS* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24^ (cost $0)	3,331,667	7,225
TOTAL LONG-TERM INVESTMENTS (cost $1,900,557,459)		2,046,081,743

	Shares
SHORT-TERM INVESTMENTS — 5.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	35,704,840	35,704,840
PGIM Institutional Money Market Fund (cost $73,834,881; includes $73,752,990 of cash collateral for securities on loan)(b)(w)	73,826,942	73,834,325

Value
TOTAL SHORT-TERM INVESTMENTS (cost $109,539,721)	$109,539,165

TOTAL INVESTMENTS — 102.4% (cost $2,010,097,180)	2,155,620,908
Liabilities in excess of other assets — (2.4)%	(50,167,421)

NET ASSETS — 100.0%	$2,105,453,487

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,225 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,651,753; cash collateral of $73,752,990 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$90,057,847	$—
Austria	—	14,056,611	—
Belgium	—	20,847,553	—
Brazil	5,779,257	—	—
Canada	48,716,111	—	—
China	—	11,233,273	—
Denmark	—	19,167,122	—
Finland	—	27,528,457	—
France	—	218,651,312	—
Germany	—	147,496,058	—
Hong Kong	—	42,176,466	—
India	7,833,383	—	—
Ireland	10,024,463	11,077,946	—
Israel	—	13,920,207	—
Italy	—	27,602,703	—
Japan	—	439,184,002	—
Liechtenstein	—	301,372	—
Luxembourg	—	7,470,662	—
Netherlands	—	124,069,669	—
New Zealand	—	8,013,590	—

A768

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Norway	$—	$54,290,926	$—
Portugal	—	4,953,767	—
Singapore	—	20,956,141	—
South Africa	—	5,140,809	—
Spain	—	37,828,912	—
Sweden	—	72,692,032	—
Switzerland	—	154,860,984	—
Taiwan	9,292,898	—	—
United Kingdom	—	331,167,107	—
United States	40,298,478	12,802,316	—
Preferred Stock
Germany	—	6,542,505	—
Rights
Australia	13,411	—	—
Singapore	—	26,168	—
Warrants
United States	—	—	7,225
Affiliated Mutual Funds	109,539,165	—	—

Total	$231,497,166	$1,924,116,517	$7,225

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Banks	10.6%
Insurance	9.3
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	5.5
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	5.2
Chemicals	3.8
Automobiles	3.6
Household Durables	2.7
Machinery	2.7
Diversified Telecommunication Services	2.6
Auto Components	2.5
Metals & Mining	2.5
Capital Markets	2.4
Electric Utilities	2.3
Trading Companies & Distributors	2.3
Airlines	2.2
Wireless Telecommunication Services	2.1
Aerospace & Defense	1.9
Beverages	1.9
Food & Staples Retailing	1.7
Food Products	1.7
Software	1.6
Multiline Retail	1.5
Real Estate Management & Development	1.5
Building Products	1.4
Professional Services	1.4
Personal Products	1.3

IT Services	1.2%
Semiconductors & Semiconductor Equipment	1.1
Hotels, Restaurants & Leisure	1.0
Paper & Forest Products	1.0
Health Care Equipment & Supplies	1.0
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	0.8
Construction & Engineering	0.8
Multi-Utilities	0.8
Tobacco	0.8
Media	0.8
Industrial Conglomerates	0.7
Health Care Providers & Services	0.7
Construction Materials	0.6
Biotechnology	0.6
Leisure Products	0.6
Road & Rail	0.6
Containers & Packaging	0.5
Diversified Financial Services	0.5
Energy Equipment & Services	0.4
Textiles, Apparel & Luxury Goods	0.3
Specialty Retail	0.3
Gas Utilities	0.3
Distributors	0.2
Air Freight & Logistics	0.2
Commercial Services & Supplies	0.1
Health Care Technology	0.1
Marine	0.1

102.4
Liabilities in excess of other assets	(2.4)

100.0%

A769

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.3%

ASSET-BACKED SECURITIES — 11.6%

Automobiles — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	$ 4,933,832
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320%		03/25/20	6,759	6,740,172
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	12,861	12,816,374
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	13,800	13,780,164
Santander Drive Auto Receivables Trust, Series 2018-2, Class C	3.350%		07/17/23	3,450	3,430,686

					41,701,228

Collateralized Loan Obligations — 7.0%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	3.609%	(c)	07/15/30	6,000	6,007,301
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.159%	(c)	01/15/27	7,000	6,958,075
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A	3.599%	(c)	07/16/29	3,750	3,754,618
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.322%	(c)	04/23/31	5,000	4,962,625
Battalion CLO Ltd, Series 2018-12A, Class A1, 3 Month LIBOR + 1.070%, 144A	3.400%	(c)	05/17/31	16,000	15,922,315
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A	3.589%	(c)	10/15/30	3,750	3,754,752
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	3.156%	(c)	01/17/28	6,000	5,972,083
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.306%	(c)	04/17/31	10,000	9,931,200
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.330%	(c)	04/24/31	5,000	4,965,236
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.212%	(c)	04/19/29	18,000	17,916,142
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	6,000	5,971,528
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.539%	(c)	04/26/31	9,000	8,941,668
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 3 Month LIBOR + 1.000%, 144A	3.341%	(c)	02/05/31	1,000	995,439
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A	3.365%	(c)	04/25/31	7,500	7,452,238

A770

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A	3.627%	(c)	10/23/29	3,500	$ 3,505,532
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.133%	(c)	01/18/28	5,000	4,987,764
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.472%	(c)	02/20/31	8,000	7,986,422
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.750%, 144A	4.098%	(c)	04/20/28	4,750	4,779,520
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.549%	(c)	01/16/31	5,000	5,000,852
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189%	(c)	01/15/28	7,000	6,968,163
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.597%	(c)	10/22/30	5,000	5,006,500
OZLM Ltd. (Cayman Islands), Series 2014-7RA, Class A1R, 3 Month LIBOR + 1.010%, 144A	3.346%	(c)	07/17/29	4,250	4,237,703
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.589%	(c)	10/30/30	3,500	3,503,552
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A	3.618%	(c)	07/20/30	5,500	5,506,863
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.362%	(c)	07/16/31	17,000	16,938,455
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.220%, 144A	3.539%	(c)	11/14/29	250	250,283
Prudential PLC (United Kingdom), Series 2018-1A, Class A, 3 Month LIBOR + 1.150%, 144A	3.643%	(c)	07/15/31	4,250	4,243,577
Romark CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.378%	(c)	04/20/31	10,000	9,941,327
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A	3.588%	(c)	07/20/30	4,250	4,254,584
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.484%	(c)	05/15/26	6,445	6,446,488
Sound Point CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.405%	(c)	01/26/31	4,000	3,986,240
Telos CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A	3.636%	(c)	07/17/26	9,000	9,015,259
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.488%	(c)	01/20/31	6,500	6,487,202

A771

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	3.768%	(c)	10/20/28	6,000	$ 6,006,808
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.305%	(c)	04/25/31	6,000	5,958,149
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A	3.629%	(c)	04/15/30	2,000	2,010,554

					230,527,017

Consumer Loans — 0.1%
PNMAC FMSR ISSUER TRUST, Series 2018-FT1, Class A, 1 Month LIBOR + 2.350%, 144A	4.566%	(c)	04/25/23	880	885,695
PNMAC GMSR ISSUER TRUST, Series 2018-GT1, Class A, 1 Month LIBOR + 2.850%, 144A	5.066%	(c)	02/25/23	2,560	2,589,621

					3,475,316

Home Equity Loans — 0.7%
Accredited Mortgage Loan Trust, Series 2004-2, Class A2, 1 Month LIBOR + 0.600%	2.816%	(c)	07/25/34	8,455	8,350,942
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1, 1 Month LIBOR + 0.640%	2.856%	(c)	05/25/34	1,428	1,393,507
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1, 1 Month LIBOR + 1.200%	3.416%	(c)	10/25/33	2,038	2,008,078
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	2.916%	(c)	09/25/34	755	745,494
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.936%	(c)	12/25/34	2,360	2,333,963
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-HE3, Class A2, 1 Month LIBOR + 1.080%	3.296%	(c)	03/25/33	111	106,922
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	3.116%	(c)	05/25/34	3,463	3,456,490
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-OP1, Class M1, 1 Month LIBOR + 1.125%	3.341%	(c)	09/25/32	1,661	1,634,723
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000%	(cc)	12/25/57	3,440	3,454,836

					23,484,955

Residential Mortgage-Backed Securities — 2.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	3.176%	(c)	09/25/34	514	513,749
Countrywide Asset-Backed Certificates Trust, Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%	2.996%	(c)	11/25/34	1,043	1,047,176

A772

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust, Series 2004-ECC2, Class M1, 1 Month LIBOR + 0.900%	3.116%	(c)	12/25/34	2,424	$ 2,446,469
CSMC Trust, Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A	5.254%	(c)	12/26/46	17,595	17,923,776
CSMC Trust, Series 2018-RPL8, Class A1, 144A	4.125%		07/25/58	2,800	2,789,660
LSFVT, Series 2018-1, 1 Month LIBOR + 2.000%^	3.982%	(c)	04/01/21	11,504	11,469,376
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750%	(cc)	01/25/61	5,161	5,040,806
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, 144A	3.250%	(cc)	05/25/62	9,428	9,311,135
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%	3.116%	(c)	05/25/34	966	957,869
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750%	(cc)	06/25/57	11,334	11,015,668
Towd Point Mortgage Trust, Series 2018-2, Class A1, 144A	3.250%	(cc)	03/25/58	8,245	8,134,634
Towd Point Mortgage Trust, Series 2018-3, Class A1, 144A	3.750%	(cc)	05/25/58	9,854	9,856,282
Towd Point Mortgage Trust, Series 2018-5, Class A1, 144A	3.250%	(cc)	08/25/58	2,300	2,252,112
VOLT LXIX LLC, Series 2018-NPL5, Class A1A, 144A	4.213%		08/25/48	1,500	1,497,035

					84,255,747

TOTAL ASSET-BACKED SECURITIES (cost $380,821,232)					383,444,263

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.1%
BANK, Series 2017-BNK6, Class A4	3.254%		07/15/60	9,500	9,098,790
Benchmark Mortgage Trust, Series 2018-B2, Class A4	3.615%		02/15/51	25,000	24,699,115
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%		12/10/54	16,500	16,241,882
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4	3.635%		10/10/47	5,485	5,491,974
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	9,822	9,446,257
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%		11/10/48	8,990	9,057,375
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%		09/15/48	1,000	1,002,579
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	10,000	9,507,075
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	20,000	18,768,578
Cold Storage Trust, Series 2017-ICE3, Class A, 1 Month LIBOR + 1.000%, 144A	3.158%	(c)	04/15/36	18,000	18,044,714
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	9,482	9,276,264
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	4,920	4,921,166
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	7,697,037

A773

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	$ 6,421,396
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	820	821,622
Commercial Mortgage Trust, Series 2015-LC23, Class A4	3.774%		10/10/48	5,000	5,029,958
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	6,190	6,257,667
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	4,800	4,737,787
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4	3.191%		11/15/50	12,600	12,014,458
CSMC Trust, Series 2016-NXSR, Class A3	3.501%		12/15/49	5,500	5,379,859
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%	(cc)	01/25/25	7,335	7,110,410
Fannie Mae-Aces, Series 2015-M17, Class A2	3.035%	(cc)	11/25/25	9,800	9,541,778
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369%	(cc)	07/25/26	8,325	7,671,320
Fannie Mae-Aces, Series 2018-M4, Class A2	3.144%	(cc)	03/25/28	10,325	9,870,459
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	3,100	2,969,128
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,100	1,046,545
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class AM	3.300%	(cc)	10/25/26	9,157	8,979,536
FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2	3.194%		07/25/27	24,765	24,099,711
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	18,063	17,849,521
FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2	3.600%		01/25/28	15,000	14,990,715
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	4,810	4,694,486
GS Mortgage Securities Trust, Series 2014-GC20, Class A5	3.998%		04/10/47	5,951	6,077,533
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,085	1,081,436
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	7,918,928
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A4A1	3.373%		11/15/47	1,500	1,481,660
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	8,130	8,092,506
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	6,400	6,351,305
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3	3.109%		07/15/50	20,000	19,447,868
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%		06/15/49	4,000	3,787,604
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	834	833,927
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	6,214	6,207,566
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	4,000	3,999,885
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4	3.249%		02/15/48	3,500	3,403,796
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4	3.753%		12/15/47	3,447	3,453,032

A774

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%	11/15/49	2,500	$ 2,342,965
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%	12/15/49	10,000	9,777,311
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%	11/15/49	22,250	20,692,071
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4	3.679%	12/15/50	28,350	27,909,526
UBS Commercial Mortgage Trust, Series 2018-C8, Class A3	3.720%	02/15/51	12,550	12,393,489
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	11,226	11,000,430
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%	06/15/48	9,808	9,714,114
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%	09/15/58	7,000	6,880,586
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%	07/15/58	7,000	6,926,055
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48	16,000	14,870,955
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%	12/15/49	12,500	12,265,150
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%	12/15/59	20,000	19,406,174
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	11,215	10,826,157

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $547,191,543)				529,881,191

CORPORATE BONDS — 47.6%

Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	10/01/21	1,780	1,783,527

Aerospace & Defense — 0.5%
General Dynamics Corp., Gtd. Notes(a)	3.375%	05/15/23	11,605	11,602,521
United Technologies Corp., Sr. Unsec’d. Notes	4.125%	11/16/28	3,650	3,625,072

				15,227,593

Agriculture — 0.5%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%	08/15/27	10,000	9,312,481
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	3,165	3,132,459
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	5,000	5,036,848

				17,481,788

Airlines — 0.2%
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	1,298	1,366,248
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	07/12/22	140	142,812
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	3,940	3,890,707

				5,399,767

A775

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Manufacturers — 1.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.300%		05/19/25	3,295	$ 3,169,993
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.134%		08/04/25	16,530	15,621,312
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	3,385	3,608,813
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	5,246	5,102,579
General Motors Financial Co., Inc., Gtd. Notes	4.350%		04/09/25	8,000	7,850,272

					35,352,969

Auto Parts & Equipment — 0.1%
Lear Corp., Sr. Unsec’d. Notes	5.250%		01/15/25	3,767	3,892,546

Banks — 14.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.457%	(c)	04/12/23	2,200	2,204,343
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%		04/12/23	3,200	3,126,393
Bank of America Corp., Jr. Sub. Notes	6.100%		12/29/49	6,000	6,285,000
Bank of America Corp., Jr. Sub. Notes	6.300%		12/29/49	2,160	2,305,799
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	7,430	7,326,845
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%		07/21/28	3,390	3,232,040
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.970%		03/05/29	15,000	14,635,643
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	13,420	13,634,306
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.271%		07/23/29	5,570	5,563,284
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	5,000	4,895,501
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	6,310	6,227,101
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	1,700	1,707,948
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	5,525	5,531,664
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%	2.797%	(c)	04/13/21	1,600	1,606,399
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	3.100%		04/13/21	1,775	1,767,915
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	3.750%		07/20/23	8,890	8,837,058
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	350	340,866
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%		05/16/29	15,740	15,498,704
BB&T Corp., Sr. Unsec’d. Notes, MTN	3.200%		09/03/21	5,500	5,467,425
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21	880	866,651
Citigroup, Inc., Jr. Sub. Notes	5.950%		12/29/49	8,500	8,751,175
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	11,000	10,267,472
Citigroup, Inc., Sr. Unsec’d. Notes	3.520%		10/27/28	14,000	13,163,517
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	6,960	6,753,035
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	8,400	8,401,399
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	6,545	6,469,377
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/24/23	5,750	5,642,845
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	2.997%		12/14/23	10,695	10,205,072
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	3,500	3,447,804
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	3.250%		09/26/23	1,750	1,744,128
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	3,250	3,024,089
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	2,100	2,068,169
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,745,238

A776

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Fifth Third Bank, Sr. Unsec’d. Notes	3.950%		07/28/25	9,900	$ 9,888,072
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%		12/29/49	8,000	8,160,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	14,200	13,917,408
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.814%		04/23/29	12,000	11,446,920
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	240	232,846
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%		05/01/29	2,800	2,759,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	7,320	7,277,530
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	1,995	2,001,580
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	9,410	9,324,243
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583%		06/19/29	3,800	3,800,060
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	4,535	4,702,743
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%		12/31/49	7,000	7,157,500
JPMorgan Chase & Co., Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.809%	(c)	12/31/49	1,000	1,004,249
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	7,500	7,109,120
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%		01/23/29	15,000	14,207,919
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	15,695	15,689,446
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	13,365	13,298,577
KeyCorp, Sr. Unsec’d. Notes, MTN	4.100%		04/30/28	8,700	8,652,769
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	9,350	9,149,053
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761%		07/26/23	4,900	4,874,790
Morgan Stanley, Jr. Sub. Notes	5.450%		12/31/49	8,000	8,092,000
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	3,200	3,199,401
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.772%		01/24/29	15,000	14,398,418
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	14,045	13,998,170
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	5,000	4,658,296
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%		07/22/38	760	709,586
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	10,565	10,483,496
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	1,165	1,172,212
PNC Bank NA, Sub. Notes	4.050%		07/26/28	18,310	18,324,395
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200%		04/30/21	1,120	1,117,937
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	2,090	2,028,992
SunTrust Bank, Sr. Unsec’d. Notes	3.689%		08/02/24	5,000	4,959,122
SunTrust Banks, Inc., Sr. Unsec’d. Notes	4.000%		05/01/25	12,080	12,110,163
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	9,005	8,949,039
US Bancorp, Sr. Unsec’d. Notes, MTN(a)	3.900%		04/26/28	5,710	5,751,170
US Bank NA, Sr. Unsec’d. Notes	2.800%		01/27/25	12,435	11,834,558

					469,184,985

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%		02/01/26	1,595	1,549,855
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.000%		04/13/28	16,255	16,022,123

A777

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Beverages (cont’d.)
Diageo Capital PLC (United Kingdom), Gtd. Notes	3.875%	05/18/28	7,205	$ 7,248,411
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.057%	05/25/23	10,380	10,398,121

				35,218,510

Biotechnology — 1.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	2,640	2,389,891
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	4,500	4,495,434
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	6,562,995
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	5,625	5,638,498
Celgene Corp., Sr. Unsec’d. Notes	2.750%	02/15/23	325	311,551
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	7,315	7,214,867
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	12,500	12,314,182
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	5,500	5,517,023

				44,444,441

Building Materials — 0.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%	02/14/26	880	865,227
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	640	643,816
USG Corp., Gtd. Notes, 144A	5.500%	03/01/25	5,000	5,093,750

				6,602,793

Chemicals — 1.4%
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	1,877	1,980,235
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	2,000	1,949,483
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	16,796	16,810,953
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	5,000	5,394,074
Mosaic Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/23	3,295	3,328,915
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	763,335
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	4,672	4,429,796
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.500%	06/01/23	6,000	5,845,127
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.000%	12/15/26	5,000	4,833,971
WR Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	805	825,125

				46,161,014

Commercial Services — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	5,950	5,614,487
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%	11/01/18	260	260,039
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	2,445	2,397,278
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125%	08/01/23	3,880	3,872,550
Total System Services, Inc., Sr. Unsec’d. Notes	4.000%	06/01/23	2,910	2,928,883

				15,073,237

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	2.900%	09/12/27	8,916	8,402,757

Diversified Financial Services — 0.7%
American Express Co., Sr. Unsec’d. Notes	3.700%	08/03/23	11,770	11,710,567
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,357,471
Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A	2.750%	04/16/21	2,750	2,720,694

A778

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650%	02/16/21	4,645	$ 4,608,978

				21,397,710

Electric — 3.9%
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.950%	06/01/28	4,765	4,734,948
AEP Transmission Co. LLC, Sr. Unsec’d. Notes(a)	3.100%	12/01/26	2,485	2,363,957
Ameren Illinois Co., First Mortgage	3.800%	05/15/28	8,850	8,900,805
Dominion Energy, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	10,949,834
DTE Energy Co., Sr. Unsec’d. Notes	3.700%	08/01/23	6,650	6,638,837
Duke Energy Carolinas LLC, First Mortgage	2.950%	12/01/26	7,175	6,813,639
Duke Energy Florida LLC, First Mortgage	3.800%	07/15/28	6,750	6,744,293
Duke Energy Progress LLC, First Mortgage(a)	3.250%	08/15/25	7,140	6,939,743
Duke Energy Progress LLC, First Mortgage	3.700%	09/01/28	3,980	3,946,350
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	758,835
Florida Power & Light Co., First Mortgage	3.125%	12/01/25	13,148	12,761,990
Indiana Michigan Power Co., Sr. Unsec’d. Notes	3.850%	05/15/28	4,400	4,388,228
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.100%	09/26/28	8,000	8,046,669
Kentucky Utilities Co., First Mortgage	3.300%	10/01/25	2,150	2,084,768
Louisville Gas & Electric Co., First Mortgage	3.300%	10/01/25	3,065	2,984,380
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	5,465	5,215,159
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	4,380	4,178,975
PacifiCorp, First Mortgage	3.350%	07/01/25	2,270	2,226,064
PSEG Power LLC, Gtd. Notes	3.850%	06/01/23	8,065	8,035,032
Southwestern Electric Power Co., Sr. Unsec’d. Notes	4.100%	09/15/28	5,000	5,000,769
State Grid Overseas Investment 2013 Ltd. (China), Sr. Unsec’d. Notes	3.125%	05/22/23	2,000	1,949,376
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	5	4,923
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.100%	05/15/25	3,400	3,268,153
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.150%	01/15/26	3,900	3,748,310
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,115	4,907,361

				127,591,398

Electronics — 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.150%	06/15/23	3,440	3,442,030

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	1,097	1,117,744

Foods — 0.9%
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	7.250%	06/01/21	3,000	3,045,000
JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000%	03/15/22	655	640,302
Kellogg Co., Sr. Unsec’d. Notes	4.300%	05/15/28	10,000	9,931,421
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	10,980	10,819,993
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.900%	09/28/23	4,310	4,326,952

				28,763,668

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes(a)	3.000%	02/15/27	2,320	2,130,036

Gas — 0.1%
Southern California Gas Co., First Mortgage	3.200%	06/15/25	3,300	3,183,769

A779

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Products — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	6,270	$6,191,619
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	7,270	7,249,601
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	5,198	5,231,639
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	7,500	7,196,282

				25,869,141

Healthcare-Services — 2.6%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,111,489
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	7,315	7,217,866
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	9,975	9,772,926
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	5,000	4,733,507
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.375%	10/15/28	1,820	1,814,698
HCA, Inc., Sr. Sec’d. Notes(a)	4.500%	02/15/27	2,325	2,275,594
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	3,345	3,287,803
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	17,530	17,296,094
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	123,314
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	14,145	13,639,050
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	1,180	1,218,763
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	9,768	9,814,449
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.850%	06/15/28	7,710	7,728,964

				86,034,517

Housewares — 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	13,855	13,560,515

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	12,315	11,975,875
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	2,370	2,341,037
CNA Financial Corp., Sr. Unsec’d. Notes	3.950%	05/15/24	11,994	11,908,043
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,043,237
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	348,314
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,584,400
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,410,583
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,610,821
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,149,245
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	708,293
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	530,998

				43,610,846

Lodging — 0.0%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,296,044

Media — 2.2%
21st Century Fox America, Inc., Gtd. Notes	3.700%	10/15/25	650	645,292
CBS Corp., Gtd. Notes	2.500%	02/15/23	2,500	2,352,125
CBS Corp., Gtd. Notes	3.700%	08/15/24	5,000	4,861,178
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	4,000	3,965,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.200%	03/15/28	5,000	4,783,522

A780

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	9,125	$9,265,776
Comcast Corp., Gtd. Notes	3.000%	02/01/24	8,200	7,907,529
Comcast Corp., Gtd. Notes(a)	3.150%	02/15/28	4,675	4,335,080
Discovery Communications LLC, Gtd. Notes	3.950%	03/20/28	7,830	7,438,115
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	2,525	2,577,168
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	2,000	1,928,113
Viacom, Inc., Sr. Unsec’d. Notes	3.875%	12/15/21	1,100	1,102,803
Viacom, Inc., Sr. Unsec’d. Notes	4.250%	09/01/23	5,000	5,034,079
Warner Media LLC, Gtd. Notes	3.600%	07/15/25	12,300	11,786,296
Warner Media LLC, Gtd. Notes	3.800%	02/15/27	3,265	3,123,168
Warner Media LLC, Gtd. Notes	4.000%	01/15/22	1,720	1,739,056
Warner Media LLC, Gtd. Notes	4.750%	03/29/21	265	273,005

				73,117,305

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	10/19/75	1,360	1,417,799

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22	2,675	2,681,688

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	4,485	4,304,658
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%	07/18/20	1,230	1,204,846
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	445	429,147

				5,938,651

Oil & Gas — 2.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%	07/15/24	1,000	962,616
BP Capital Markets America, Inc., Gtd. Notes	3.796%	09/21/25	7,005	7,020,529
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%	08/15/22	895	857,356
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%	04/15/27	4,950	4,784,919
Concho Resources, Inc., Gtd. Notes	3.750%	10/01/27	2,305	2,200,117
Concho Resources, Inc., Gtd. Notes	4.300%	08/15/28	7,330	7,300,308
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	8,511	8,361,450
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	470	498,442
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.150%	04/01/25	6,155	5,961,225
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	11,418	11,676,456
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	1,630	1,635,705
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	870	915,999
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	1,930	1,973,691
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,252,135
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	2,925	2,949,694
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	9,155	9,266,602
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	07/23/20	1,610	1,597,844
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,000	2,063,819

A781

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	2,000	$2,016,402
Valero Energy Corp., Sr. Unsec’d. Notes	4.350%	06/01/28	7,335	7,388,388

				81,683,697

Oil & Gas Services — 0.3%
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,400	1,374,002
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,000	1,999,587
Schlumberger Investment SA, Gtd. Notes, 144A	2.400%	08/01/22	7,000	6,709,816

				10,083,405

Packaging & Containers — 0.0%
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	775	800,076

Pharmaceuticals — 3.2%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,030	1,000,651
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	19,796	19,159,942
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	2,055	2,041,227
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	11,328	11,163,054
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	21,125	20,959,356
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	13,395	12,448,348
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	3.625%	05/15/25	9,000	8,986,781
Mylan, Inc., Gtd. Notes, 144A	4.550%	04/15/28	11,730	11,403,264
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	13,265	12,632,745
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	7,350	6,773,876

				106,569,244

Pipelines — 2.1%
Energy Transfer Partners LP, Gtd. Notes	4.950%	06/15/28	8,075	8,221,174
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	13,795	13,918,962
EQT Midstream Partners LP, Sr. Unsec’d. Notes	4.750%	07/15/23	1,925	1,953,458
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%	10/01/21	4,200	4,363,709
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	1,914,981
MPLX LP, Sr. Unsec’d. Notes	4.000%	03/15/28	720	692,509
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	2,980	2,902,559
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,658,591
ONEOK Partners LP, Gtd. Notes	5.000%	09/15/23	2,525	2,631,481
ONEOK, Inc., Gtd. Notes(a)	4.000%	07/13/27	1,535	1,484,283
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.600%	11/01/24	2,185	2,102,970
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	5,000	4,817,452
Spectra Energy Partners LP, Sr. Unsec’d. Notes(a)	4.750%	03/15/24	4,340	4,484,981
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000%	03/15/28	3,610	3,527,473
Valero Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/28	4,255	4,179,671
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.600%	03/15/22	1,580	1,569,719
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	09/15/25	6,884	6,773,413

				69,197,386

A782

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) — 0.9%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	3,750	$3,604,494
Realty Income Corp., Sr. Unsec’d. Notes(a)	3.875%	04/15/25	5,035	4,994,237
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,500	6,613,750
Ventas Realty LP, Gtd. Notes	4.400%	01/15/29	8,035	7,990,617
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,197,628

				29,400,726

Retail — 0.6%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200%	05/15/28	5,295	5,142,919
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	3,938	3,901,984
Walmart, Inc., Sr. Unsec’d. Notes	3.700%	06/26/28	11,535	11,538,114

				20,583,017

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,478,604

Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.625%	01/15/24	12,000	11,659,064
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	5,000	5,043,750

				16,702,814

Software — 0.5%
Fiserv, Inc., Sr. Unsec’d. Notes	3.500%	10/01/22	4,556	4,532,964
Fiserv, Inc., Sr. Unsec’d. Notes	4.200%	10/01/28	7,455	7,470,641
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	6,004,565

				18,008,170

Telecommunications — 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,875	1,920,375
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	21,425	20,398,078
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	3	2,954
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	4,000	4,120,000
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	1,750	1,763,125
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	3,690	3,781,069
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376%	02/15/25	2,782	2,700,425
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	1,950	1,933,952

				36,619,978

Transportation — 0.3%
Union Pacific Corp., Sr. Unsec’d. Notes	3.950%	09/10/28	10,000	10,043,934

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.200%	07/15/20	1,865	1,855,264
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.125%	08/01/23	6,020	6,010,083

				7,865,347

A783

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Water — 0.4%
American Water Capital Corp., Sr. Unsec’d. Notes	3.000%	12/01/26	13,140	$12,299,174

TOTAL CORPORATE BONDS (cost $1,578,829,880)				1,567,714,360

MUNICIPAL BONDS — 1.2%

Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	7,278,765

California — 0.4%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	3,997,399
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	5,800	8,445,670

				12,443,069

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, BABs	5.844%	11/01/50	2,895	3,718,454

Massachusetts — 0.0%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,520,581

New York — 0.1%
New York City Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, BABs	5.767%	08/01/36	2,000	2,336,779

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,462,929
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,154,639

				3,617,568

Oregon — 0.0%
State of Oregon Department of Transportation, Revenue Bonds, Series A, BABs	5.834%	11/15/34	500	604,295

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	4,768,920

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	1,870,225

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%	11/01/39	2,330	2,811,355

TOTAL MUNICIPAL BONDS (cost $40,139,643)				40,970,011

A784

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.7%
Alternative Loan Trust, Series 2005-38, Class A3, 1 Month LIBOR + 0.350%	2.566%	(c)	09/25/35	3,302	$3,220,907
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A	3.916%	(c)	10/25/27	1,360	1,369,200
Bellemeade Re Ltd. (Bermuda), Series 2018-1A, Class M1B, 1 Month LIBOR + 1.600%, 144A	3.816%	(c)	04/25/28	3,140	3,155,742
Bellemeade Re Ltd. (Bermuda), Series 2018-2A, Class M1A, 1 Month LIBOR + 0.950%, 144A	3.166%	(c)	08/25/28	2,250	2,252,949
Bellemeade Re Ltd. (Bermuda), Series 2018-2A, Class M1B, 1 Month LIBOR + 1.350%, 144A	3.566%	(c)	08/25/28	750	754,478
CIM Trust, Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	4.104%	(c)	01/25/57	4,664	4,758,280
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	3,672	3,593,005
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500%		10/25/37	4,052	3,126,720
CSMC Trust, Series 2018-3R, 1 Month LIBOR + 1.200%, 144A	3.314%	(c)	12/25/46	3,318	3,322,422
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	4.416%	(c)	10/25/28	728	729,385
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%	4.066%	(c)	10/25/27	1,966	2,001,321
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	3.566%	(c)	03/25/29	2,250	2,283,722
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A, 1 Month LIBOR + 1.000%	3.216%	(c)	10/25/37	9,052	9,095,323
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.888%	(cc)	02/25/35	3,361	3,296,020
IndyMac INDX Mortgage Loan Trust, Series 2006-AR19, Class 5A2	3.952%	(cc)	08/25/36	674	632,132
JPMorgan Mortgage Trust, Series 2018-7FRB, Class A2, 1 Month LIBOR + 0.750%, 144A	2.815%	(c)	04/25/46	1,838	1,840,983
Lehman XS Trust, Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%	2.421%	(c)	08/25/46	2,996	2,968,265
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A	4.006%	(c)	09/01/22	1,984	1,994,845
MetLife Securitization Trust, Series 2018-1A, Class A, 144A	3.750%	(cc)	03/25/57	2,471	2,458,857
New Residential Mortgage Loan Trust, Series 2018-2A, Class A1, 144A	4.500%	(cc)	02/25/58	3,063	3,120,553
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 144A	3.500%	(cc)	12/25/57	20,412	20,189,711
Oaktown Re II Ltd. (Bermuda), Series 2018-1A, Class M1, 1 Month LIBOR + 1.550%, 144A	3.766%	(c)	07/25/28	1,100	1,101,377
OBX Trust, Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A	2.866%	(c)	06/25/57	3,598	3,599,205
Radnor RE Ltd. (Bermuda), Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A	3.616%	(c)	03/25/28	1,020	1,021,698
STACR Trust, Series 2018-DNA3, Class M1, 1 Month LIBOR + 0.750%, 144A	2.884%	(c)	09/25/48	3,390	3,396,586
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1	3.864%	(cc)	09/25/36	1,919	1,855,847
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	4.263%	(cc)	07/25/36	1,166	1,141,067

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $86,485,668)					88,280,600

A785

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS — 2.6%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	8,845	$8,358,525
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	3,000	3,054,000
Export-Import Bank of India (India), Sr. Unsec’d. Notes, EMTN	2.750%	04/01/20	3,350	3,294,581
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%	05/05/21	3,925	4,042,087
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750%	04/25/22	2,695	2,673,009
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	4.750%	01/08/26	250	253,424
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22	2,500	2,479,599
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%	01/15/24	10,000	10,721,800
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	2.125%	04/13/21	2,200	2,132,217
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	3.250%	04/24/23	2,000	1,984,852
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22	5,710	5,575,644
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125%	03/09/21	7,500	7,988,100
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	3,000	3,019,710
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%	01/11/40	5,000	5,552,550
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	6,000	6,081,060
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%	10/23/34	2,000	2,493,831
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22	3,000	3,154,110
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300%	03/15/28	2,340	2,297,102
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%	09/10/21	185	181,320
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%	04/23/28	4,085	4,203,465
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	4,030	3,888,950
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	3.250%	06/01/23	1,600	1,586,238

TOTAL SOVEREIGN BONDS (cost $86,105,453)				85,016,174

U.S. GOVERNMENT AGENCY OBLIGATION — 0.8%
Federal National Mortgage Assoc.(k) (cost $26,489,969)	6.250%	05/15/29	20,000	25,219,860

U.S. TREASURY OBLIGATIONS — 14.7%
U.S. Treasury Bonds(a)	3.125%	05/15/48	9,985	9,851,997
U.S. Treasury Notes	1.625%	07/31/20	940	920,098
U.S. Treasury Notes(a)	2.125%	05/15/25	118,750	112,436,768
U.S. Treasury Notes(a)	2.250%	11/15/24	127,750	122,425,420
U.S. Treasury Notes	2.625%	08/31/20	1,400	1,394,969
U.S. Treasury Notes	2.625%	03/31/25	38,552	37,683,074
U.S. Treasury Notes	2.750%	08/31/23	15	14,869

A786

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(a)	2.750%		08/31/25	12,355	$12,151,818
U.S. Treasury Notes(a)	2.875%		08/15/28	54,090	53,257,521
U.S. Treasury Notes	3.000%		09/30/25	68,990	68,911,847
U.S. Treasury Strips Coupon(k)	2.783%	(s)	08/15/29	9,300	6,608,484
U.S. Treasury Strips Coupon(k)	2.860%	(s)	05/15/24	40,000	33,785,733
U.S. Treasury Strips Coupon	2.878%	(s)	05/15/31	9,300	6,234,678
U.S. Treasury Strips Coupon	3.042%	(s)	11/15/35	18,600	10,729,160
U.S. Treasury Strips Coupon	3.202%	(s)	08/15/40	18,600	9,168,455

TOTAL U.S. TREASURY OBLIGATIONS (cost $490,383,669)					485,574,891

TOTAL LONG-TERM INVESTMENTS (cost $3,236,447,057)					3,206,101,350

				Shares
SHORT-TERM INVESTMENTS — 12.0%
AFFILIATED MUTUAL FUNDS — 12.0%
PGIM Core Ultra Short Bond Fund(w)				63,235,792	63,235,792
PGIM Institutional Money Market Fund (cost $329,863,301; includes $329,319,703 of cash collateral for securities on loan)(b)(w)				329,870,715	329,903,702

TOTAL AFFILIATED MUTUAL FUNDS (cost $393,099,093)					393,139,494

OPTIONS PURCHASED~* — 0.0%
(cost $597,339)					741,908

TOTAL SHORT-TERM INVESTMENTS (cost $393,696,432)					393,881,402

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 109.3% (cost $3,630,143,489)					3,599,982,752

OPTION WRITTEN~* — (0.0)%
(premiums received $150,000)					(50,385)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 109.3% (cost $3,629,993,489)					3,599,932,367
Liabilities in excess of other assets(z) — (9.3)%					(305,762,600)

NET ASSETS — 100.0%					$3,294,169,767

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,469,376 and 0.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $322,864,030; cash collateral of $329,319,703 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A787

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	41,240	$1,022
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	40,095	984
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	100,240	80,092
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	198,985	470,213
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	201,800	189,597

Total Options Purchased (cost $597,339)							$741,908

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 6/20/23	Put	Bank of America	10/17/18	$102.00	5.00%(Q)	CDX.NA.HY.30.V1(Q)	500,000	$ (50,385)

(premiums received $150,000)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,636	2 Year U.S. Treasury Notes	Dec. 2018	$344,761,438	$ (1,019,046)
2,253	5 Year U.S. Treasury Notes	Dec. 2018	253,409,695	(1,600,979)
10,640	10 Year U.S. Treasury Notes	Dec. 2018	1,263,832,500	(11,989,288)
325	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	50,141,406	(1,804,651)

				(16,413,964)
Short Positions:
623	90 Day Euro Dollar	Dec. 2018	151,607,050	1,112,323
19	10 Year U.S. Ultra Treasury Notes	Dec. 2018	2,394,000	44,355
1,162	20 Year U.S. Treasury Bonds	Dec. 2018	163,261,000	4,705,909

				5,862,587
				$(10,551,377)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	50,000	$ (391,380)	$ 1,112,711	$ (1,504,091)	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	25,000	(195,690)	528,120	(723,810)	Goldman Sachs & Co.

A788

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	9,300	$ (72,797)	$195,698	$ (268,495)	UBS AG

				$(659,867)	$1,836,529	$(2,496,396)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
3,290	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$76	$(80,053)	$(80,129)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,989,655	01/30/19	2.261%(T)	1 Day USOIS(1)(T)	$ —	$ 272,376	$ 272,376
2,531,400	03/20/19	2.158%(T)	1 Day USOIS(1)(T)	—	811,343	811,343
146,515	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(53,298)	1,105,966	1,159,264
32,905	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(17,242)	243,165	260,407
37,430	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	10,540	295,323	284,783
65,690	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(111)	251,029	251,140
37,990	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	1,980	320,555	318,575
26,660	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	296	132,142	131,846
8,275	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	251	54,051	53,800
52,085	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	240,151	240,151

A789

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
18,340	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	$ (5,096)	$ 205,363	$ 210,459
14,290	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	158,676	158,676
113,130	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	1,341	1,588,973	1,587,632
6,770	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	24,240	24,240
9,115	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(18,063)	402,926	420,989
8,020	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	19,489	381,865	362,376
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	35,140	35,140
38,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	138,038	1,869,730	1,731,692
27,355	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	104,341	1,324,029	1,219,688
5,225	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	254,991	254,991
14,865	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	29,788	528,342	498,554
20,640	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	305,026	305,026
4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	71,003	71,003
34,268	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(23,773)	151,979	175,752
54,133	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	4,036	(18,067)	(22,103)
19,965	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	15,752	(1,415)	(17,167)
20,811	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	272,073	1,435,882	1,163,809
9,845	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(6,359)	484,368	490,727
3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	175,285	175,285
2,885	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	4,106	181,519	177,413
3,690	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	264,158	264,158
785	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	43,584	43,584
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	23,161	23,161

				$478,089	$13,616,859	$13,138,770

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$26,806,573

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A790

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$41,701,228	$—
Collateralized Loan Obligations	—	230,527,017	—
Consumer Loans	—	3,475,316	—
Home Equity Loans	—	23,484,955	—
Residential Mortgage-Backed Securities	—	72,786,371	11,469,376
Commercial Mortgage-Backed Securities	—	529,881,191	—
Corporate Bonds	—	1,567,714,360	—
Municipal Bonds	—	40,970,011	—
Residential Mortgage-Backed Securities	—	88,280,600	—
Sovereign Bonds	—	85,016,174	—
U.S. Government Agency Obligation	—	25,219,860	—
U.S. Treasury Obligations	—	485,574,891	—
Affiliated Mutual Funds	393,139,494	—	—
Options Purchased	—	741,908	—
Option Written	—	(50,385)	—
Other Financial Instruments*
Futures Contracts	(10,551,377)	—	—
OTC Credit Default Swap Agreements	—	(659,867)	—
Centrally Cleared Inflation Swap Agreement	—	(80,129)	—
Centrally Cleared Interest Rate Swap Agreements	—	13,138,770	—

Total	$382,588,117	$3,207,722,271	$11,469,376

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A791

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.1%

COMMON STOCKS — 54.3%
Argentina — 0.1%
MercadoLibre, Inc.(a)	5,979	$2,035,670

Australia — 0.4%
AGL Energy Ltd.	4,158	58,579
Alumina Ltd.	43,047	86,248
Amcor Ltd.	12,082	119,482
AMP Ltd.	18,394	42,368
APA Group	11,014	79,367
Aristocrat Leisure Ltd.	2,684	55,151
ASX Ltd.	875	40,255
Aurizon Holdings Ltd.	25,789	76,547
Australia & New Zealand Banking Group Ltd.	25,198	513,131
Bendigo & Adelaide Bank Ltd.	3,116	24,205
BHP Billiton Ltd.	198,167	4,973,412
BHP Billiton PLC	6,696	145,907
Boral Ltd.	8,373	41,869
Brambles Ltd.	12,268	96,749
Caltex Australia Ltd.	2,970	64,181
Challenger Ltd.	3,825	30,934
Coca-Cola Amatil Ltd.	8,729	61,549
Cochlear Ltd.	706	102,377
Commonwealth Bank of Australia	13,435	693,145
Computershare Ltd.	6,786	97,681
CSL Ltd.	3,633	528,552
Dexus, REIT	8,295	63,411
Fortescue Metals Group Ltd.	6,000	17,029
Goodman Group, REIT	16,193	121,502
GPT Group (The), REIT	6,372	24,024
Incitec Pivot Ltd.	9,978	28,691
Insurance Australia Group Ltd.	14,729	77,858
LendLease Group	4,400	62,463
Macquarie Group Ltd.	2,746	249,498
Medibank Private Ltd.	17,472	36,717
Mirvac Group, REIT	52,673	91,844
National Australia Bank Ltd.	22,204	446,061
Newcrest Mining Ltd.	5,701	80,237
Oil Search Ltd.	134,166	874,663
Orica Ltd.	4,723	58,023
Origin Energy Ltd.*	12,284	73,316
QBE Insurance Group Ltd.	14,220	114,432
Ramsay Health Care Ltd.	1,374	54,527
REA Group Ltd.	900	55,856
Rio Tinto Ltd.	3,998	227,097
Rio Tinto PLC	16,977	855,314
Santos Ltd.	11,869	62,226
Scentre Group, REIT	54,649	156,989
Sonic Healthcare Ltd.	1,949	35,073
South32 Ltd.	51,827	146,328
Stockland, REIT	19,771	59,436
Suncorp Group Ltd.	13,699	143,074
Sydney Airport	14,293	71,120
Tabcorp Holdings Ltd.	18,748	65,999
Telstra Corp. Ltd.	34,687	79,927
TPG Telecom Ltd.	5,696	35,164
Transurban Group	20,063	162,657
Treasury Wine Estates Ltd.	4,086	51,598

	Shares	Value
COMMON STOCKS (Continued)
Australia (cont’d.)
Vicinity Centres, REIT	23,070	$43,814
Wesfarmers Ltd.	8,620	310,304
Westpac Banking Corp.	25,852	522,003
Woodside Petroleum Ltd.	5,828	162,644
Woolworths Group Ltd.	11,941	242,117

		13,894,725

Austria — 0.1%
ams AG*	16,381	914,460
Erste Group Bank AG*	36,512	1,515,762

		2,430,222

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	5,045	440,894
KBC Group NV	23,542	1,760,120

		2,201,014

Brazil — 0.6%
Ambev SA, ADR	383,880	1,754,332
B3 SA - Brasil Bolsa Balcao	95,420	552,879
Banco do Brasil SA	157,852	1,148,747
Banco Santander Brasil SA, UTS	120,310	1,062,028
Cielo SA	178,820	540,195
Estacio Participacoes SA	128,200	793,602
IRB Brasil Resseguros SA	38,515	630,862
Itau Unibanco Holding SA, ADR(a)	516,309	5,669,073
Kroton Educacional SA	231,214	648,090
Lojas Renner SA	137,110	1,051,101
MRV Engenharia e Participacoes SA	158,106	478,012
Raia Drogasil SA	44,830	804,233
TIM Participacoes SA	119,640	348,088
Ultrapar Participacoes SA	87,010	803,408
Vale SA, ADR	253,920	3,768,173
WEG SA	277,295	1,352,642

		21,405,465

Canada — 0.3%
Agnico Eagle Mines Ltd.	1,952	66,676
Alimentation Couche-Tard, Inc. (Class B Stock)	4,158	207,989
ARC Resources Ltd.	3,162	35,252
Bank of Montreal	5,870	484,179
Bank of Nova Scotia (The)	10,648	634,684
Barrick Gold Corp.	9,985	110,468
BCE, Inc.	1,125	45,578
Brookfield Asset Management, Inc. (Class A Stock)	8,571	381,486
Canadian Imperial Bank of Commerce	3,904	365,812
Canadian National Railway Co.	7,137	640,404
Canadian Natural Resources Ltd., (XTSE)	9,879	322,761
Canadian Pacific Railway Ltd.	1,460	308,842
Canadian Tire Corp. Ltd. (Class A Stock)	763	89,399
Cenovus Energy, Inc.	8,051	80,843
CGI Group, Inc. (Class A Stock)*	2,235	144,103
Concordia International Corp.*	607	12,223
Constellation Software, Inc.	202	148,549
Crescent Point Energy Corp.	5,591	35,581
Dollarama, Inc.	3,276	103,202
Enbridge, Inc.	7,588	244,856
Encana Corp.	6,982	91,515

A792

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Fairfax Financial Holdings Ltd.(a)	2,252	$1,223,488
Fortis, Inc.	2,461	79,795
Franco-Nevada Corp.	1,776	111,099
Gildan Activewear, Inc., (XTSE)	1,825	55,528
Goldcorp, Inc.	7,070	72,033
Great-West Lifeco, Inc.	3,148	76,382
Imperial Oil Ltd.	2,625	84,949
Intact Financial Corp.	1,121	93,211
Inter Pipeline Ltd.	2,624	45,506
Kinross Gold Corp.*	10,657	29,042
Loblaw Cos. Ltd.	1,918	98,539
Magna International, Inc.	4,066	213,586
Manulife Financial Corp.	17,592	314,481
Metro, Inc.	2,234	69,494
National Bank of Canada	3,128	156,224
Nutrien Ltd.(a)	5,703	329,292
Open Text Corp.	2,552	97,109
Pembina Pipeline Corp.	3,760	127,764
Power Corp. of Canada	3,725	80,922
Power Financial Corp.	2,334	53,469
Restaurant Brands International, Inc.	1,828	108,238
Rogers Communications, Inc. (Class B Stock)	3,653	187,875
Royal Bank of Canada	12,860	1,030,871
Saputo, Inc.	2,670	79,419
Shaw Communications, Inc. (Class B Stock)	4,004	78,025
SNC-Lavalin Group, Inc.	1,278	52,113
Sun Life Financial, Inc.	5,702	226,685
Suncor Energy, Inc.	14,227	550,509
Teck Resources Ltd. (Class B Stock)	5,579	134,459
Thomson Reuters Corp.	3,080	140,545
Toronto-Dominion Bank (The)	16,047	975,132
TransCanada Corp.	6,518	263,717
Wheaton Precious Metals Corp.	3,967	69,411

		11,863,314

Chile — 0.0%
Antofagasta PLC	35,940	399,935
Banco Santander Chile, ADR	41,880	1,339,322

		1,739,257

China — 1.9%
Alibaba Group Holding Ltd., ADR*(a)	54,722	9,015,997
Anhui Conch Cement Co. Ltd. (Class H Stock)	188,500	1,136,060
Anhui Jinhe Industrial Co. Ltd. (Class A Stock)	34,700	85,308
Baidu, Inc., ADR*	30,789	7,040,829
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	94,100	107,307
BOC Hong Kong Holdings Ltd.	35,500	168,554
BOE Technology Group Co. Ltd. (Class A Stock)	445,900	203,843
China Conch Venture Holdings Ltd.	159,500	556,726
China Construction Bank Corp. (Class H Stock)	3,399,000	2,967,470
China Jushi Co. Ltd. (Class A Stock)	79,200	122,064
China Maple Leaf Educational Systems Ltd.	412,000	215,780

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Merchants Bank Co. Ltd. (Class H Stock)	362,500	$1,470,169
China Overseas Land & Investment Ltd.	520,000	1,627,455
China Railway Group Ltd. (Class H Stock)	379,000	375,417
China Shenhua Energy Co. Ltd. (Class H Stock)	235,000	535,745
China Vanke Co. Ltd. (Class H Stock)	338,900	1,119,754
Chongqing Department Store Co. Ltd. (Class A Stock)	22,600	91,022
CNOOC Ltd.	499,000	993,138
Country Garden Holdings Co. Ltd.	606,000	763,356
Daqin Railway Co. Ltd. (Class A Stock)	87,000	104,057
Geely Automobile Holdings Ltd.	232,000	463,330
Grandblue Environment Co. Ltd. (Class A Stock)	51,700	103,780
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)*	18,100	105,622
Huayu Automotive Systems Co. Ltd. (Class A Stock)	31,000	101,293
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,083,000	2,250,904
JD.com, Inc., ADR*	62,040	1,618,624
Nexteer Automotive Group Ltd.	152,000	241,193
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,019,000	10,345,600
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	927,000	583,222
Shandong Sun Paper Industry JSC Ltd. (Class A Stock)	74,900	83,138
Shanghai International Airport Co. Ltd. (Class A Stock)	13,100	111,749
Shanying International Holding Co. Ltd. (Class A Stock)	199,000	108,359
Shenzhen Expressway Co. Ltd. (Class H Stock)	322,000	323,207
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. (Class A Stock)	67,900	79,366
Sinopec Shanghai Petrochemical Co. Ltd. (Class A Stock)	151,985	129,291
Sinotruk Hong Kong Ltd.(a)	137,500	300,294
Tencent Holdings Ltd.	373,700	15,409,386
Tingyi Cayman Islands Holding Corp.	156,000	287,018
Tsingtao Brewery Co. Ltd. (Class H Stock)	228,000	1,070,419
Uni-President China Holdings Ltd.	346,000	369,341
Wangfujing Group Co. Ltd. (Class A Stock)	39,100	93,189
Want Want China Holdings Ltd.	711,000	597,964
Weichai Power Co. Ltd. (Class H Stock)	362,000	450,006
Weifu High-Technology Group Co. Ltd. (Class A Stock)	34,499	98,083
Wuliangye Yibin Co. Ltd. (Class A Stock)	11,200	110,620
XCMG Construction Machinery Co. Ltd. (Class A Stock)	187,525	107,720
Yangzijiang Shipbuilding Holdings Ltd.	15,000	13,594
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	350,000	405,484
Zhongsheng Group Holdings Ltd.	129,000	313,265

		64,975,112

A793

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Denmark — 0.3%
Chr Hansen Holding A/S	2,962	$ 300,197
Novo Nordisk A/S (Class B Stock)	147,017	6,927,508
Royal Unibrew A/S	18,630	1,531,992

		8,759,697

Finland — 0.2%
Elisa OYJ	5,136	217,601
Konecranes OYJ	5,587	213,632
Metso OYJ	29,040	1,027,415
Neste OYJ	24,396	2,009,629
UPM-Kymmene OYJ	102,452	4,017,703

		7,485,980

France — 2.3%
Accor SA	55,625	2,853,110
Air Liquide SA	4,931	647,844
Airbus SE	56,405	7,081,893
Alstom SA	9,447	421,664
AXA SA	88,531	2,384,171
BioMerieux	1,652	137,518
BNP Paribas SA	60,489	3,704,242
Capgemini SE	17,246	2,169,202
Cie Generale des Etablissements Michelin SCA	3,671	438,497
Dassault Systemes SE	7,280	1,089,439
Eiffage SA	14,364	1,603,107
Engie SA	146,378	2,153,487
Essilor International Cie Generale d’Optique SA	15,839	2,341,565
Eutelsat Communications SA	11,875	280,952
Imerys SA	15,610	1,152,003
Kering SA	3,331	1,785,530
Legrand SA	4,708	342,932
L’Oreal SA	1,205	290,333
LVMH Moet Hennessy Louis Vuitton SE	21,923	7,749,784
Natixis SA	50,717	343,754
Orange SA	347,569	5,530,741
Pernod Ricard SA	20,050	3,289,625
Peugeot SA	88,270	2,380,506
Renault SA	5,073	438,085
Safran SA	44,170	6,189,994
Sanofi	10,574	939,059
Schneider Electric SE	37,660	3,032,988
Teleperformance	5,963	1,126,137
Thales SA	23,553	3,346,840
TOTAL SA(a)	100,752	6,520,134
Unibail-Rodamco-Westfield	1,860	374,361
Unibail-Rodamco-Westfield, CDI*	3,720	37,923
Vinci SA	38,331	3,647,735
Vivendi SA	5,830	150,001

		75,975,156

Germany — 1.2%
adidas AG	3,227	788,420
Allianz SE	36,634	8,151,555
BASF SE	37,742	3,352,716
Bayer AG	35,660	3,156,361
Bayerische Motoren Werke AG	1,254	112,600
Continental AG	15,341	2,666,040

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Covestro AG, 144A	17,220	$ 1,395,598
Daimler AG	4,110	258,542
Deutsche Boerse AG	9,743	1,303,325
Deutsche Post AG	18,505	658,831
Deutsche Telekom AG	38,313	617,019
Fresenius Medical Care AG & Co. KGaA	21,042	2,157,699
Hannover Rueck SE	7,751	1,092,640
Infineon Technologies AG	21,825	494,850
Linde AG	17,264	4,066,431
Merck KGaA	2,841	293,180
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	3,407	754,241
RWE AG	23,241	575,365
SAP SE	52,602	6,471,115
Siemens AG	5,761	736,625
United Internet AG	2,201	103,951
Wirecard AG	7,439	1,617,860

		40,824,964

Hong Kong — 0.6%
AIA Group Ltd.	1,389,600	12,435,288
ASM Pacific Technology Ltd.	2,500	25,468
Bank of East Asia Ltd. (The)	1,600	5,958
CK Asset Holdings Ltd.	353,000	2,647,855
CK Hutchison Holdings Ltd.	172,000	1,982,352
CK Infrastructure Holdings Ltd.	8,000	63,401
CLP Holdings Ltd.	17,500	204,858
Galaxy Entertainment Group Ltd.	21,000	133,052
Hang Lung Properties Ltd.	2,000	3,904
Hang Seng Bank Ltd.	8,000	217,195
Henderson Land Development Co. Ltd.	15,730	78,992
HKT Trust & HKT Ltd. (Class SS Stock)	20,000	27,509
Hong Kong & China Gas Co. Ltd.	85,910	170,292
Hong Kong Exchanges & Clearing Ltd.	8,700	248,608
Hongkong Land Holdings Ltd.	8,800	58,255
Hutchison Port Holdings Trust (Class U
Stock), UTS	93,400	23,351
Jardine Matheson Holdings Ltd.	42,000	2,636,015
Kerry Properties Ltd.	12,000	40,701
Li & Fung Ltd.	64,000	14,324
Link REIT	14,500	142,522
MTR Corp. Ltd.	8,000	42,086
New World Development Co. Ltd.	23,000	31,300
NWS Holdings Ltd.	16,000	31,681
Power Assets Holdings Ltd.	11,000	76,541
Sino Land Co. Ltd.	44,000	75,372
Sun Hung Kai Properties Ltd.	14,000	203,668
Swire Pacific Ltd. (Class A Stock)	7,500	82,178
Techtronic Industries Co. Ltd.	4,500	28,896
WH Group Ltd., 144A	38,000	26,729
Wharf Holdings Ltd. (The)	14,000	38,049
Wharf Real Estate Investment Co. Ltd.	14,000	90,211
Wheelock & Co. Ltd.	13,000	77,967
Yue Yuen Industrial Holdings Ltd.	9,000	25,016

		21,989,594

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	59,088	636,189

A794

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hungary (cont’d.)
OTP Bank Nyrt	35,088	$ 1,301,226

		1,937,415

India — 0.8%
Firstsource Solutions Ltd.	229,515	195,869
Graphite India Ltd.	30,410	352,879
HCL Technologies Ltd.	90,400	1,358,770
HDFC Bank Ltd., ADR	156,572	14,733,425
HEG Ltd.	3,810	175,451
Housing Development Finance Corp. Ltd.	74,790	1,812,749
Infosys Ltd., ADR(a)	529,100	5,380,947
Mahindra & Mahindra Ltd.	27,920	331,825
Mahindra & Mahindra Ltd., GDR	216,410	2,531,997
NIIT Technologies Ltd.	31,950	484,562
Oil & Natural Gas Corp. Ltd.	140,090	343,200

		27,701,674

Indonesia — 0.2%
Astra International Tbk PT	2,778,000	1,372,162
Bank Central Asia Tbk PT	899,700	1,459,339
Bank Rakyat Indonesia Persero Tbk PT	12,291,300	2,604,625
Bukit ASAm Tbk PT	499,600	145,063
Unilever Indonesia Tbk PT	232,400	732,904

		6,314,093

Ireland — 0.0%
CRH PLC	18,635	608,647
James Hardie Industries PLC, CDI	5,127	77,585
Kerry Group PLC (Class A Stock)	3,584	395,976
Kingspan Group PLC	4,552	212,237
Ryanair Holdings PLC, ADR*	3,671	352,563

		1,647,008

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	5,798	124,889

Italy — 0.2%
Enel SpA	612,012	3,130,482
Eni SpA	137,083	2,587,537
Intesa Sanpaolo SpA	35,782	91,256
Saipem SpA*	245,693	1,512,463
UniCredit SpA	33,015	495,943

		7,817,681

Japan — 2.0%
AEON Financial Service Co. Ltd.	1,100	22,709
AGC, Inc.	3,400	140,599
Ajinomoto Co., Inc.	6,700	114,940
Alfresa Holdings Corp.	1,900	50,830
Amada Holdings Co. Ltd.	8,100	86,392
Asahi Group Holdings Ltd.	59,900	2,596,211
Asahi Kasei Corp.	7,200	109,157
Astellas Pharma, Inc.	9,900	172,766
Bandai Namco Holdings, Inc.	4,900	190,353
Bridgestone Corp.	7,400	279,034
Canon, Inc.	6,500	206,273
Central Japan Railway Co.	600	124,852
Chubu Electric Power Co., Inc.	8,800	133,008
Chugai Pharmaceutical Co. Ltd.	1,100	70,615
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	26,705
Concordia Financial Group Ltd.	23,800	116,578

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Dai Nippon Printing Co. Ltd.	1,500	$ 34,847
Daicel Corp.	14,000	162,345
Dai-ichi Life Holdings, Inc.	7,700	159,978
Daiichi Sankyo Co. Ltd.	7,100	307,403
Daikin Industries Ltd.	30,400	4,045,113
Daito Trust Construction Co. Ltd.	700	89,909
Daiwa House Industry Co. Ltd.	7,500	222,207
Daiwa House REIT Investment Corp., REIT	13	29,721
Denso Corp.	2,100	110,827
East Japan Railway Co.	3,500	324,919
Eisai Co. Ltd.	900	87,568
Electric Power Development Co. Ltd.	5,900	163,118
FANUC Corp.	14,900	2,801,442
Fast Retailing Co. Ltd.	400	203,699
Fuji Electric Co. Ltd.	1,200	48,052
FUJIFILM Holdings Corp.	5,800	261,060
Fujitsu Ltd.	800	56,833
Hakuhodo DY Holdings, Inc.	2,000	35,085
Hankyu Hanshin Holdings, Inc.	1,100	38,978
Hino Motors Ltd.	7,500	82,033
Hisamitsu Pharmaceutical Co., Inc.	2,200	168,637
Hitachi High-Technologies Corp.	2,200	75,663
Hitachi Ltd.	11,400	387,116
Honda Motor Co. Ltd.	129,000	3,903,390
Hoya Corp.	1,700	101,046
Hulic Co. Ltd.	6,500	63,735
ITOCHU Corp.(a)	16,400	299,923
J Front Retailing Co. Ltd.	10,300	159,724
Japan Airlines Co. Ltd.	4,800	172,214
Japan Exchange Group, Inc.	1,500	26,093
Japan Prime Realty Investment Corp., REIT	6	21,375
Japan Real Estate Investment Corp., REIT	11	57,672
Japan Retail Fund Investment Corp., REIT	23	41,730
Japan Tobacco, Inc.	8,100	211,738
JFE Holdings, Inc.	3,400	78,003
JTEKT Corp.	2,100	30,676
JXTG Holdings, Inc.	43,300	326,698
Kao Corp.	5,100	411,841
Kawasaki Heavy Industries Ltd.	4,900	138,018
KDDI Corp.	10,900	301,243
Keikyu Corp.	1,500	27,327
Keyence Corp.	6,000	3,488,881
Kintetsu Group Holdings Co. Ltd.	800	32,150
Kirin Holdings Co. Ltd.	6,100	156,091
Komatsu Ltd.	100,500	3,058,333
Kose Corp.	800	152,374
Kubota Corp.	184,700	3,141,206
Kyocera Corp.	1,400	83,991
Kyowa Hakko Kirin Co. Ltd.	7,400	138,784
M3, Inc.	6,800	154,072
Mabuchi Motor Co. Ltd.	3,000	120,875
Makita Corp.	56,900	2,851,567
Marui Group Co. Ltd.(a)	7,800	192,446
Mazda Motor Corp.	9,200	110,200
Mebuki Financial Group, Inc.	29,600	102,186
MEIJI Holdings Co. Ltd.	1,500	100,702
Mitsubishi Corp.	14,600	449,477
Mitsubishi Electric Corp.	20,600	281,987
Mitsubishi Estate Co. Ltd.	14,800	251,296

A795

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mitsubishi Tanabe Pharma Corp.	1,100	$ 18,345
Mitsubishi UFJ Financial Group, Inc.	103,600	643,829
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,300	25,300
Mitsui & Co. Ltd.	14,600	259,385
Mitsui Chemicals, Inc.	6,100	152,196
Mitsui Fudosan Co. Ltd.	87,300	2,063,318
Mizuho Financial Group, Inc.	106,900	186,187
MS&AD Insurance Group Holdings, Inc.	1,500	49,975
Murata Manufacturing Co. Ltd.	1,300	199,594
Nexon Co. Ltd.*	7,000	91,375
NGK Spark Plug Co. Ltd.	5,100	148,490
NH Foods Ltd.	1,100	40,583
Nidec Corp.	22,400	3,219,356
Nintendo Co. Ltd.	1,100	400,743
Nippon Building Fund, Inc., REIT	12	69,357
Nippon Prologis REIT, Inc., REIT	11	21,785
Nippon Steel & Sumitomo Metal Corp.	8,200	173,498
Nippon Telegraph & Telephone Corp.	7,700	346,322
Nippon Yusen KK	5,100	95,970
Nissan Motor Co. Ltd.(a)	21,900	204,883
Nitori Holdings Co. Ltd.	1,000	143,311
Nitto Denko Corp.	19,800	1,485,955
Nomura Holdings, Inc.	18,200	86,539
Nomura Real Estate Master Fund, Inc., REIT	27	36,877
Nomura Research Institute Ltd.	3,700	186,704
NSK Ltd.	4,300	49,191
NTT DOCOMO, Inc.	14,700	394,963
Obayashi Corp.	4,900	46,330
Obic Co. Ltd.	200	18,916
Olympus Corp.	4,900	190,403
Ono Pharmaceutical Co. Ltd.	6,700	189,378
Oriental Land Co. Ltd.	900	94,124
ORIX Corp.(a)	17,200	277,725
Otsuka Corp.	3,800	141,747
Otsuka Holdings Co. Ltd.	5,800	292,427
Panasonic Corp.	24,200	280,793
Persol Holdings Co. Ltd.	7,400	173,397
Recruit Holdings Co. Ltd.	8,100	270,258
Renesas Electronics Corp.*	50,900	318,010
Resona Holdings, Inc.	10,600	59,339
Rohm Co. Ltd.	1,900	137,525
Ryohin Keikaku Co. Ltd.	300	89,398
Santen Pharmaceutical Co. Ltd.	2,200	34,856
Seibu Holdings, Inc.	8,300	149,149
Seiko Epson Corp.	3,800	64,635
Sekisui House Ltd.	5,800	88,290
Seven & i Holdings Co. Ltd.	8,300	369,469
Shimano, Inc.	400	64,446
Shimizu Corp.	15,500	141,183
Shin-Etsu Chemical Co. Ltd.	34,600	3,065,563
Shinsei Bank Ltd.	4,000	65,145
Shionogi & Co. Ltd.	500	32,622
Shiseido Co. Ltd.	2,100	163,077
Shizuoka Bank Ltd. (The)	7,000	62,603
SMC Corp.	8,100	2,588,228
SoftBank Group Corp.	5,900	596,517
Sompo Holdings, Inc.	3,000	127,671
Sony Corp.	10,700	656,354

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Stanley Electric Co. Ltd.	1,200	$ 40,988
Subaru Corp.	600	18,341
Sumitomo Chemical Co. Ltd.	20,000	116,861
Sumitomo Corp.	1,400	23,306
Sumitomo Electric Industries Ltd.	9,500	148,959
Sumitomo Metal Mining Co. Ltd.	4,100	143,386
Sumitomo Mitsui Financial Group, Inc.	104,200	4,196,923
Sumitomo Mitsui Trust Holdings, Inc.	4,900	201,054
Sumitomo Realty & Development Co. Ltd.	2,000	71,755
Sundrug Co. Ltd.	700	24,910
Suntory Beverage & Food Ltd.	1,900	80,400
Suzuken Co. Ltd.	400	18,958
Suzuki Motor Corp.	4,900	280,425
T&D Holdings, Inc.	9,200	151,460
Takeda Pharmaceutical Co. Ltd.(a)	4,300	183,686
THK Co. Ltd.	3,200	81,056
Toho Gas Co. Ltd.	2,100	79,954
Tokio Marine Holdings, Inc.	7,900	391,037
Tokyo Electric Power Co. Holdings, Inc.*	4,700	23,060
Tokyo Electron Ltd.	17,400	2,385,131
Tokyo Gas Co. Ltd.	5,100	125,491
Tokyu Corp.	11,500	210,230
Tokyu Fudosan Holdings Corp.	19,300	134,470
Toppan Printing Co. Ltd.	2,500	40,102
Toray Industries, Inc.	23,500	176,429
Toshiba Corp.*	4,200	121,552
Toyota Industries Corp.	500	29,550
Toyota Motor Corp.	18,800	1,173,691
Toyota Tsusho Corp.	1,200	45,273
Unicharm Corp.	1,100	36,416
United Urban Investment Corp., REIT	20	31,413
Yahoo Japan Corp.	7,000	25,170
Yamato Holdings Co. Ltd.	6,000	184,221
Yaskawa Electric Corp.	1,000	29,567
ZOZO, Inc.	800	24,160

		68,269,633

Luxembourg — 0.1%

ArcelorMittal	65,266	2,013,232

Macau — 0.1%
Sands China Ltd.	779,200	3,524,846
Wynn Macau Ltd.	11,600	26,674

		3,551,520

Malaysia — 0.1%
AirAsia Group Bhd	752,300	576,276
CIMB Group Holdings Bhd	520,300	755,120
Public Bank Bhd	187,100	1,130,609

		2,462,005

Mexico — 0.2%
Fomento Economico Mexicano SAB de CV, ADR	16,110	1,594,407
Grupo Financiero Banorte SAB de CV (Class O Stock)	181,190	1,310,757
Wal-Mart de Mexico SAB de CV	1,008,640	3,059,768

		5,964,932

A796

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands — 1.0%
Adyen NV, 144A*	2,024	$ 1,656,238
Akzo Nobel NV	4,546	424,161
ASML Holding NV	39,925	7,445,754
ASR Nederland NV	41,677	1,983,982
Heineken Holding NV	3,950	357,496
Heineken NV	3,181	297,857
ING Groep NV	451,554	5,851,036
InterXion Holding NV*	16,590	1,116,507
Koninklijke Ahold Delhaize NV	21,193	484,412
Koninklijke DSM NV	14,194	1,499,778
Koninklijke Philips NV	7,661	348,253
Royal Dutch Shell PLC (Class A Stock), (XLON)	282,157	9,677,593
Royal Dutch Shell PLC (Class B Stock)	27,836	973,047
Wolters Kluwer NV	6,944	433,244

		32,549,358

New Zealand — 0.0%
Auckland International Airport Ltd.	12,583	60,867
Fletcher Building Ltd.*	9,495	41,068
Ryman Healthcare Ltd.	4,728	43,905
Spark New Zealand Ltd.	24,086	64,669

		210,509

Norway — 0.1%
Petroleum Geo-Services ASA*	217,776	977,286
Telenor ASA	94,413	1,840,798

		2,818,084

Peru — 0.1%
Credicorp Ltd.	8,740	1,949,719

Poland — 0.0%
Polski Koncern Naftowy ORLEN SA	34,418	940,445

Russia — 0.3%
Alrosa PJSC	582,060	947,115
Evraz PLC	34,410	253,543
LUKOIL PJSC, ADR(a)	20,870	1,586,287
Magnit PJSC, GDR	12,301	173,051
Magnitogorsk Iron & Steel Works PJSC	513,610	407,436
MMC Norilsk Nickel PJSC, ADR(a)	65,483	1,132,856
Novatek PJSC, GDR	2,400	423,487
Novolipetsk Steel PJSC, GDR	10,080	271,202
Ros Agro PLC, GDR	13,683	141,209
RusHydro PJSC	19,831,250	189,212
Sberbank of Russia PJSC, ADR(a)	361,467	4,545,448
Severstal PJSC, GDR	27,768	458,283
Tatneft PJSC, ADR(a)	13,404	1,024,065

		11,553,194

Singapore — 0.1%
Ascendas Real Estate Investment Trust,
REIT	20,200	39,049
CapitaLand Ltd.	33,100	81,620
CapitaLand Mall Trust, REIT	14,200	23,058
ComfortDelGro Corp. Ltd.	12,700	22,581
DBS Group Holdings Ltd.	172,900	3,298,997
Genting Singapore Ltd.	28,800	22,385
Jardine Cycle & Carriage Ltd.	600	14,041
Keppel Corp. Ltd.	16,400	83,494

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Oversea-Chinese Banking Corp. Ltd.	31,000	$ 259,203
Singapore Exchange Ltd.	2,800	15,098
Singapore Press Holdings Ltd.	5,500	11,535
Singapore Telecommunications Ltd.	63,700	150,922
United Overseas Bank Ltd.	10,000	198,093
Wilmar International Ltd.	23,500	55,343

		4,275,419

South Africa — 0.5%
Bid Corp. Ltd.	87,460	1,823,061
Bidvest Group Ltd. (The)	92,770	1,213,849
Capitec Bank Holdings Ltd.	14,110	1,021,528
FirstRand Ltd.	651,270	3,125,066
Mr. Price Group Ltd.	44,820	723,782
Naspers Ltd. (Class N Stock)	6,056	1,302,762
Old Mutual Ltd.	290,504	613,929
Sanlam Ltd.	210,980	1,178,459
Sasol Ltd.	41,651	1,610,222
Shoprite Holdings Ltd.	87,360	1,184,207
SPAR Group Ltd. (The)	34,940	454,982
Standard Bank Group Ltd.	109,540	1,354,160
Tiger Brands Ltd.	33,570	628,498

		16,234,505

South Korea — 0.8%
Daelim Industrial Co. Ltd.	3,210	239,109
GS Engineering & Construction Corp.	6,030	284,547
Hana Financial Group, Inc.	33,702	1,352,206
Hyundai Marine & Fire Insurance Co. Ltd.	15,096	570,061
Industrial Bank of Korea	63,890	877,885
KT&G Corp.	16,203	1,517,179
LG Corp.	7,770	507,983
LG Display Co. Ltd.	18,690	321,945
LG Uplus Corp.	22,280	367,721
NAVER Corp.	2,190	1,414,065
Orion Corp.	1,760	167,447
PSK, Inc.	4,191	63,057
Samsung Electronics Co. Ltd.	143,254	5,996,202
Samsung Electronics Co. Ltd., GDR	9,210	9,642,870
Shinhan Financial Group Co. Ltd.	34,598	1,403,819
SK Holdings Co. Ltd.	1,380	356,492
SK Hynix, Inc.	14,215	937,629
SK Telecom Co. Ltd.	2,020	513,695
Woori Bank	40,360	614,511

		27,148,423

Spain — 0.5%
ACS Actividades de Construccion y
Servicios SA	48,123	2,046,539
Amadeus IT Group SA	21,808	2,023,622
Banco Bilbao Vizcaya Argentaria SA	283,554	1,802,389
Banco Santander SA	124,537	625,729
Ence Energia y Celulosa SA	114,852	1,166,237
Iberdrola SA	99,657	732,572
Industria de Diseno Textil SA	94,631	2,861,682
Red Electrica Corp. SA	16,180	338,727
Repsol SA	183,101	3,638,794
Telefonica SA	15,253	120,497

		15,356,788

A797

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden — 0.4%
Atlas Copco AB (Class A Stock)	68,693	$ 1,978,014
Autoliv, Inc.(a)	276	23,924
Dometic Group AB, 144A	133,989	1,174,435
Epiroc AB (Class A Stock)*	88,693	991,443
Lundin Petroleum AB	43,129	1,647,478
Nordea Bank AB	42,547	463,536
Sandvik AB	25,428	450,547
Svenska Handelsbanken AB (Class A Stock)	14,878	187,796
Swedish Match AB	24,462	1,251,301
Swedish Orphan Biovitrum AB*	76,018	2,222,962
Tele2 AB (Class B Stock)	112,373	1,350,038
Veoneer, Inc.*	276	15,199
Volvo AB (Class B Stock)	138,490	2,443,497

		14,200,170

Switzerland — 1.9%
ABB Ltd.	110,040	2,601,862
Cie Financiere Richemont SA	40,151	3,260,113
Credit Suisse Group AG*	46,797	700,349
Ferguson PLC	40,847	3,462,586
Georg Fischer AG	1,243	1,403,245
Glencore PLC*	743,824	3,207,052
LafargeHolcim Ltd., (SGMX)*	16,789	826,414
LafargeHolcim Ltd., (XEQT)*	19,893	981,972
Logitech International SA	50,856	2,263,185
Lonza Group AG*	1,445	492,142
Nestle SA	109,307	9,105,179
Novartis AG	155,797	13,349,906
Partners Group Holding AG	2,999	2,373,034
Roche Holding AG	42,700	10,333,774
Sunrise Communications Group AG, 144A*	18,066	1,632,803
Swatch Group AG (The)	4,428	1,749,321
UBS Group AG*	269,269	4,231,544
Zurich Insurance Group AG	1,880	593,017

		62,567,498

Taiwan — 1.0%
AU Optronics Corp.	1,308,000	552,234
Catcher Technology Co. Ltd.	98,000	1,078,885
Chilisin Electronics Corp.	64,000	197,430
CTBC Financial Holding Co. Ltd.	1,872,000	1,409,804
Delta Electronics, Inc.	327,000	1,404,496
Far Eastern New Century Corp.	476,000	557,380
FLEXium Interconnect, Inc.	107,241	304,728
Fubon Financial Holding Co. Ltd.	779,000	1,321,338
Globalwafers Co. Ltd.	54,000	596,106
Largan Precision Co. Ltd.	10,000	1,191,904
Macronix International	396,782	331,256
Micro-Star International Co. Ltd.	113,000	305,751
Novatek Microelectronics Corp.	54,000	267,566
President Chain Store Corp.	291,000	3,417,849
Silicon Motion Technology Corp., ADR	6,730	361,401
Sino-American Silicon Products, Inc.*	212,000	546,588
Taiwan Cement Corp.	277,200	373,221
Taiwan Semiconductor Manufacturing Co. Ltd.	1,097,000	9,399,871
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	192,834	8,515,549

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Uni-President Enterprises Corp.	331,000	$ 864,105
Yageo Corp.	22,764	344,303
Yuanta Financial Holding Co. Ltd.	1,125,000	593,136

		33,934,901

Thailand — 0.3%
Indorama Ventures PCL, NVDR	142,100	259,391
Kiatnakin Bank PCL, NVDR	200,900	467,691
Krung Thai Bank PCL, NVDR	1,068,500	667,513
Land & Houses PCL, NVDR	1,714,800	608,849
PTT Exploration & Production PCL	127,300	610,797
PTT Global Chemical PCL, NVDR	417,100	1,048,350
PTT PCL, NVDR	831,500	1,395,473
Quality Houses PCL, NVDR	2,158,600	231,126
Siam Cement PCL (The)	83,200	1,147,153
Siam Commercial Bank PCL (The)	385,100	1,775,280
Tisco Financial Group PCL, NVDR	163,400	423,063

		8,634,686

Turkey — 0.1%
Eregli Demir ve Celik Fabrikalari TAS	251,000	459,266
KOC Holding A/S	286,470	808,226
Tekfen Holding A/S	128,736	462,139
Turk Hava Yollari AO*	176,040	556,216

		2,285,847

United Kingdom — 1.8%
3i Group PLC	36,422	446,263
AstraZeneca PLC	10,870	846,501
Aviva PLC	480,918	3,071,738
Beazley PLC	30,439	226,546
BP PLC	144,146	1,103,977
British American Tobacco PLC	82,434	3,846,860
Bunzl PLC	12,414	390,284
Burberry Group PLC	143,305	3,765,173
Compass Group PLC	20,964	465,727
DCC PLC	3,502	317,691
Diageo PLC	135,322	4,790,079
Fiat Chrysler Automobiles NV*	49,579	866,727
GlaxoSmithKline PLC	226,538	4,538,349
HSBC Holdings PLC, (QMTF)	179,893	1,568,269
Imperial Brands PLC	21,408	742,656
InterContinental Hotels Group PLC	4,412	274,556
International Consolidated Airlines Group SA	192,392	1,653,541
Intertek Group PLC	3,477	226,129
Johnson Matthey PLC	4,716	218,845
Liberty Global PLC (Class A Stock)*	576	16,664
Liberty Global PLC (Class C Stock)*	3,044	85,719
Lloyds Banking Group PLC	387,156	298,245
London Stock Exchange Group PLC	30,989	1,852,067
Meggitt PLC	201,348	1,486,959
Mondi Ltd.	12,480	343,089
National Grid PLC	16,546	170,520
Persimmon PLC	40,616	1,252,638
Prudential PLC	188,457	4,323,305
Reckitt Benckiser Group PLC	3,607	329,400
RELX PLC, (XAMS)	135,919	2,855,547
RELX PLC, (XLON)	27,549	579,835

A798

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Standard Chartered PLC	347,917	$ 2,881,747
Taylor Wimpey PLC	206,972	463,629
Tesco PLC	165,189	516,557
Unilever NV, CVA	23,781	1,321,665
Unilever PLC	112,182	6,162,311
Vodafone Group PLC	1,333,546	2,857,919
WPP PLC	183,262	2,683,785

		59,841,512

United States — 33.5%
3M Co.	653	137,594
Abbott Laboratories	4,662	342,004
AbbVie, Inc.	6,638	627,822
Acadia Healthcare Co., Inc.*(a)	42,683	1,502,442
Accenture PLC (Class A Stock)	32,804	5,583,240
Acushnet Holdings Corp.(a)	29,395	806,305
Adobe Systems, Inc.*	12,740	3,439,163
Advance Auto Parts, Inc.	581	97,800
Advanced Disposal Services, Inc.*	21,527	582,951
AdvanSix, Inc.*	20,016	679,543
Aetna, Inc.	7,500	1,521,375
Alcoa Corp.*	20	807
Alexion Pharmaceuticals, Inc.*	12,010	1,669,510
Align Technology, Inc.*	548	214,389
Alleghany Corp.	1,362	888,746
Allegion PLC	5,850	529,835
Allergan PLC	16,831	3,205,968
Alliance Data Systems Corp.	5,781	1,365,241
Allison Transmission Holdings, Inc.	1,861	96,791
Ally Financial, Inc.	33,600	888,719
Alnylam Pharmaceuticals, Inc.*	266	23,280
Alphabet, Inc. (Class A Stock)*	6,240	7,532,179
Alphabet, Inc. (Class C Stock)*	21,527	25,691,830
Altra Industrial Motion Corp.(a)	14,690	606,697
Altria Group, Inc.	11,093	669,019
Amazon.com, Inc.*	18,407	36,869,220
Ameren Corp.	8,980	567,716
American Campus Communities, Inc., REIT .	51,028	2,100,312
American Electric Power Co., Inc.	34,100	2,417,007
American Express Co.	26,963	2,871,290
American Financial Group, Inc.	335	37,175
American Homes 4 Rent (Class A Stock), REIT	60,385	1,321,828
American International Group, Inc.	127,308	6,777,878
American Tower Corp., REIT	26	3,778
AmerisourceBergen Corp.	15,564	1,435,311
Amgen, Inc.	2,742	568,389
Amphenol Corp. (Class A Stock)	22,063	2,074,363
Analog Devices, Inc.	72,540	6,707,048
Andeavor	3,209	492,582
Antero Resources Corp.*	1,140	20,189
Apergy Corp.*	9,715	423,185
Apple, Inc.	161,480	36,452,495
Applied Industrial Technologies, Inc.	9,655	755,504
Applied Materials, Inc.	50,054	1,934,587
AptarGroup, Inc.	17,529	1,888,574
Aptiv PLC	4,388	368,153
Aramark	1,343	57,776
Arch Capital Group Ltd.*	1,147	34,192

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Arista Networks, Inc.*	7,252	$ 1,928,016
Arrow Electronics, Inc.*	23,740	1,750,112
Aspen Technology, Inc.*	6,652	757,729
Associated Banc-Corp.	28,275	735,149
AT&T, Inc.	25,874	868,849
Athene Holding Ltd. (Class A Stock)*	690	35,645
Atmos Energy Corp.	383	35,968
Automatic Data Processing, Inc.	17,657	2,660,204
AutoZone, Inc.*	11,182	8,673,878
AvalonBay Communities, Inc., REIT	33,174	6,009,470
Avaya Holdings Corp.*	10,539	233,333
Avery Dennison Corp.	4,389	475,548
Axis Capital Holdings Ltd.	708	40,859
Ball Corp.(a)	80,913	3,559,363
Bank of America Corp.	584,657	17,223,995
BankUnited, Inc.	20,600	729,239
BB&T Corp.	14,119	685,336
Becton, Dickinson & Co.	3,872	1,010,591
Berkshire Hathaway, Inc. (Class B Stock)*	7,420	1,588,696
Best Buy Co., Inc.	23,971	1,902,338
Biogen, Inc.*	11,884	4,198,736
BioMarin Pharmaceutical, Inc.*(a)	1,211	117,431
BJ’s Wholesale Club Holdings, Inc.*	15,010	401,968
Blackbaud, Inc.	7,647	776,018
BlackRock, Inc.	5,240	2,469,769
Boeing Co. (The)	27,132	10,090,391
Booking Holdings, Inc.*	358	710,271
BorgWarner, Inc.	1,743	74,566
Boston Properties, Inc., REIT	19,810	2,438,413
Boston Scientific Corp.*	114,583	4,411,446
Brady Corp. (Class A Stock)	25,450	1,113,438
Brandywine Realty Trust, REIT	114,520	1,800,254
BrightView Holdings, Inc.*(a)	30,680	492,413
Brinker International, Inc.(a)	25,000	1,168,249
Bristol-Myers Squibb Co.	12,940	803,315
Brixmor Property Group, Inc., REIT	205,031	3,590,093
Broadcom, Inc.	4,983	1,229,456
Broadridge Financial Solutions, Inc.	942	124,297
Brunswick Corp.	17,419	1,167,421
CA, Inc.	2,498	110,287
Cabot Microelectronics Corp.	9,266	955,973
Cadence BanCorp.	22,890	597,887
Camden Property Trust, REIT	22,365	2,092,693
Capital One Financial Corp.	61,485	5,836,771
Carlisle Cos., Inc.	10,510	1,280,117
Carter’s, Inc.	7,446	734,176
Catalent, Inc.*	59,668	2,717,877
Caterpillar, Inc.	32,381	4,937,778
CBRE Group, Inc. (Class A Stock)*	88,614	3,907,878
CBS Corp. (Class B Stock)	23,405	1,344,617
CDK Global, Inc.	1,039	65,000
CDW Corp.	1,146	101,902
Celanese Corp. (Class A Stock)	6,556	747,383
Celgene Corp.*	4,813	430,715
Centene Corp.*	18,062	2,615,016
Charles Schwab Corp. (The)	113,732	5,589,928
Charter Communications, Inc. (Class A Stock)*(a)	21,129	6,885,519
Cheniere Energy, Inc.*	855	59,414

A799

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Chevron Corp.	14,402	$ 1,761,077
Chubb Ltd.	16,103	2,152,005
Cigna Corp.	6,180	1,286,985
Cinemark Holdings, Inc.(a)	27,714	1,114,103
Cisco Systems, Inc.	73,541	3,577,770
Cision Ltd.*	46,792	786,106
Citigroup, Inc.	128,016	9,183,868
Citizens Financial Group, Inc.	63,562	2,451,585
Clorox Co. (The)(a)	5,700	857,337
CME Group, Inc.	4,486	763,562
CMS Energy Corp.	130	6,369
Coca-Cola Co. (The)	166,127	7,673,406
Cognex Corp.	559	31,203
Cognizant Technology Solutions Corp. (Class A Stock)	16,600	1,280,689
Colgate-Palmolive Co.	6,313	422,655
Columbia Sportswear Co.	12,200	1,135,453
Comcast Corp. (Class A Stock)	52,885	1,872,658
Comerica, Inc.	19,673	1,774,505
Commerce Bancshares, Inc.	8,393	554,106
CommScope Holding Co., Inc.*	47,907	1,473,618
Concho Resources, Inc.*	31,670	4,837,593
Concordia Private Placement*^	6,340	121,910
ConocoPhillips	35,300	2,732,219
Constellation Brands, Inc. (Class A Stock)	1,830	394,585
Copart, Inc.*	49,361	2,543,572
Core Laboratories NV(a)	9,073	1,050,926
CoreLogic, Inc.*	12,671	626,074
CorePoint Lodging, Inc., REIT	33,200	645,739
Cornerstone OnDemand, Inc.*	9,000	510,749
Corning, Inc.	84,687	2,989,452
CoStar Group, Inc.*	122	51,342
Coty, Inc. (Class A Stock)(a)	79,875	1,003,230
Cousins Properties, Inc.	111,060	987,323
Crown Holdings, Inc.*	55,145	2,646,959
CubeSmart, REIT	19,470	555,479
Cummins, Inc.	4,282	625,472
Cushman & Wakefield PLC*(a)	76,020	1,291,580
CVS Health Corp.	62,525	4,921,968
D.R. Horton, Inc.	32,649	1,377,135
Danaher Corp.	4,724	513,310
Deere & Co.	17,310	2,602,212
Dell Technologies, Inc. (Class V Stock)*	1,167	113,339
Delphi Technologies PLC	1,235	38,730
Delta Air Lines, Inc.	100,946	5,837,707
DexCom, Inc.*(a)	9,545	1,365,317
Diamondback Energy, Inc.(a)	29,491	3,986,889
Digital Realty Trust, Inc., REIT	36,642	4,121,492
Discovery, Inc. (Class A Stock)*(a)	2,343	74,976
DISH Network Corp. (Class A Stock)*	111,525	3,988,134
DocuSign, Inc.*(a)	20,957	1,101,709
Dollar General Corp.	7,422	811,225
Dollar Tree, Inc.*	23,269	1,897,587
Douglas Dynamics, Inc.	10,300	452,170
Douglas Emmett, Inc., REIT	55,718	2,101,683
Dover Corp.	19,130	1,693,579
DowDuPont, Inc.	27,388	1,761,322
Duke Energy Corp.	13,900	1,112,278
Duke Realty Corp., REIT	39,312	1,115,281

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
E*TRADE Financial Corp.*	1,924	$ 100,798
Eagle Materials, Inc.	12,679	1,080,758
East West Bancorp, Inc.	41,345	2,495,997
EastGroup Properties, Inc., REIT	20,374	1,948,162
Eastman Chemical Co.	9,142	875,072
Eaton Corp. PLC	62,443	5,415,682
Eaton Vance Corp.	11,274	592,561
Edison International	17,700	1,197,936
Electronic Arts, Inc.*	27,619	3,327,814
Eli Lilly & Co.	11,579	1,242,542
Empire State Realty Trust, Inc. (Class A Stock), REIT	59,770	992,780
Encompass Health Corp.	15,893	1,238,859
Energizer Holdings, Inc.	24,158	1,416,867
Entercom Communications Corp. (Class A Stock)(a)	122,260	965,854
EOG Resources, Inc.	65,124	8,307,868
EQT Corp.	34,753	1,537,125
Equinix, Inc., REIT	9,628	4,167,865
Equity LifeStyle Properties, Inc., REIT	21,420	2,065,959
Equity Residential, REIT	67,701	4,485,868
Essex Property Trust, Inc., REIT	7,980	1,968,746
Estee Lauder Cos., Inc. (The) (Class A Stock)	22,448	3,262,144
Everest Re Group Ltd.	388	88,646
Eversource Energy	18,920	1,162,445
Evolent Health, Inc. (Class A Stock)*(a)	60,143	1,708,061
Evoqua Water Technologies Corp.*	26,998	480,024
EW Scripps Co. (The) (Class A Stock)(a)	28,210	465,465
Exact Sciences Corp.*(a)	25,548	2,016,248
Exelixis, Inc.*	38,789	687,341
Exelon Corp.	21,743	949,299
Expedia Group, Inc.(a)	14,771	1,927,320
Exxon Mobil Corp.	71,112	6,045,943
Facebook, Inc. (Class A Stock)*	49,266	8,102,286
FactSet Research Systems, Inc.	2,410	539,141
Fastenal Co.(a)	6,536	379,219
Federal Realty Investment Trust, REIT	21,408	2,707,470
Fidelity National Financial, Inc.	890	35,022
Fidelity National Information Services, Inc.	5,426	591,814
Fifth Third Bancorp	48,600	1,356,912
First Data Corp. (Class A Stock)*	10,160	248,615
First Financial Bancorp	20,440	607,068
First Hawaiian, Inc.	24,520	665,963
First Horizon National Corp.(a)	48,049	829,326
First Interstate BancSystem, Inc. (Class A Stock)	6,880	308,224
First Republic Bank(a)	33,422	3,208,512
FleetCor Technologies, Inc.*	377	85,896
Flex Ltd.*	2,002	26,266
Focus Financial Partners, Inc. (Class A
Stock)*	5,120	242,995
Fortune Brands Home & Security, Inc.	25,118	1,315,178
Freeport-McMoRan, Inc.	10,704	149,000
Gartner, Inc.*	14,981	2,374,489
Gates Industrial Corp. PLC*(a)	23,850	465,075
GCP Applied Technologies, Inc.*	25,763	684,008
Generac Holdings, Inc.*(a)	11,480	647,587
General Dynamics Corp.	31,536	6,456,049

A800

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
General Motors Co.	2,871	$96,667
Genuine Parts Co.	11,484	1,141,510
Gilead Sciences, Inc.	11,561	892,625
Global Payments, Inc.	27,996	3,566,690
GoDaddy, Inc. (Class A Stock)*	38,603	3,219,104
Goldman Sachs Group, Inc. (The)	1,633	366,184
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.	78,200	1,095,582
Great Western Bancorp, Inc.(a)	14,410	607,958
GrubHub, Inc.*	2,179	302,053
Guidewire Software, Inc.*	8,358	844,242
Halcon Resources Corp.*(a)	8,792	39,300
Hartford Financial Services Group, Inc. (The)	91,067	4,549,707
HCA Healthcare, Inc.	8,500	1,182,520
HCP, Inc., REIT	128,175	3,373,566
HD Supply Holdings, Inc.*	904	38,682
Healthcare Trust of America, Inc. (Class A Stock), REIT	40,338	1,075,814
HealthEquity, Inc.*(a)	8,190	773,218
Herman Miller, Inc.	16,279	625,114
Hewlett Packard Enterprise Co.	75,937	1,238,532
HFF, Inc. (Class A Stock)	13,256	563,115
Highwoods Properties, Inc., REIT	40,954	1,935,486
Hilton Worldwide Holdings, Inc.	53,942	4,357,435
HollyFrontier Corp.	1,362	95,204
Hologic, Inc.*	1,407	57,659
Home Depot, Inc. (The)	20,265	4,197,895
Honeywell International, Inc.	53,720	8,939,008
Host Hotels & Resorts, Inc., REIT	101,028	2,131,691
HP, Inc.	32,342	833,453
Huntington Bancshares, Inc.	119,040	1,776,077
IAC/InterActiveCorp*.	281	60,898
IBERIABANK Corp.	9,250	752,488
ICU Medical, Inc.*	3,592	1,015,638
IDEX Corp.	263	39,624
Illinois Tool Works, Inc.	9,440	1,332,173
Illumina, Inc.*	9,552	3,506,157
Ingersoll-Rand PLC	24,358	2,491,822
Ingredion, Inc.	476	49,961
Instructure, Inc.*	12,826	454,040
Intel Corp.	16,895	798,965
Intercept Pharmaceuticals, Inc.*(a)	10,780	1,362,161
Intercontinental Exchange, Inc.	4,365	326,895
International Business Machines Corp.	2,779	420,213
Intuit, Inc.	3,680	836,832
Intuitive Surgical, Inc.*	9,028	5,182,072
Invesco Ltd.	36,400	832,831
Invitation Homes, Inc., REIT(a)	67,494	1,546,288
Iron Mountain, Inc., REIT	62,787	2,167,407
J.M. Smucker Co. (The)(a)	827	84,858
Jazz Pharmaceuticals PLC*	13,610	2,288,249
JBG SMITH Properties, REIT	23,339	859,557
JELD-WEN Holding, Inc.*	15,811	389,899
Johnson & Johnson	100,632	13,904,323
Jones Lang LaSalle, Inc.	283	40,843
KAR Auction Services, Inc.	16,703	997,002
Keurig Dr. Pepper, Inc.	31,128	721,236
KeyCorp.	32,246	641,373

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Kimberly-Clark Corp.	888	$100,912
Kimco Realty Corp., REIT	81,900	1,371,006
Kinder Morgan, Inc.	133,000	2,358,090
Kinsale Capital Group, Inc.	7,334	468,349
Knight-Swift Transportation Holdings, Inc.(a)	21,917	755,698
Kohl’s Corp.(a)	28,160	2,099,328
Kraft Heinz Co. (The)	4,676	257,694
Kroger Co. (The)	38,100	1,109,091
Laboratory Corp. of America Holdings*	804	139,639
Landstar System, Inc.(a)	6,184	754,448
Las Vegas Sands Corp.	2,543	150,876
Lazard Ltd. (Class A Stock)	12,640	608,363
LCI Industries	8,518	705,290
Lear Corp.	356	51,620
Leidos Holdings, Inc.	562	38,868
Lennar Corp. (Class A Stock)	110,648	5,166,132
Lennox International, Inc.	15,460	3,376,464
Liberty Broadband Corp. (Class C Stock)*	859	72,414
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	521	19,376
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	880	38,227
Liberty Property Trust, REIT	33,496	1,415,206
Lincoln Electric Holdings, Inc.	7,419	693,231
Lincoln National Corp.	35,001	2,368,168
Live Nation Entertainment, Inc.*	406	22,115
LKQ Corp.*	57,921	1,834,358
Loews Corp.	74,520	3,743,140
Lowe’s Cos., Inc.	7,399	849,553
Lululemon Athletica, Inc.*	13,170	2,139,993
M&T Bank Corp.	19,939	3,280,763
Magellan Health, Inc.*	3,198	230,416
Malibu Boats, Inc. (Class A Stock)*	4,231	231,520
Manhattan Associates, Inc.*	11,665	636,909
ManpowerGroup, Inc.	555	47,708
Marathon Petroleum Corp.(a)	58,109	4,646,976
Markel Corp.*	50	59,425
Marsh & McLennan Cos., Inc.	17,800	1,472,416
Martin Marietta Materials, Inc.	13,080	2,379,906
Marvell Technology Group Ltd.	75,185	1,451,071
Masco Corp.	14,497	530,590
Mastercard, Inc. (Class A Stock)	36,728	8,176,020
Maxim Integrated Products, Inc.	2,043	115,205
McDonald’s Corp.	2,533	423,746
Medidata Solutions, Inc.*(a)	8,705	638,164
Medtronic PLC	57,608	5,666,899
Merck & Co., Inc.	104,986	7,447,707
MetLife, Inc.	16,119	753,080
Microchip Technology, Inc.(a)	8,724	688,411
Micron Technology, Inc.*	8,697	393,365
Microsoft Corp.	289,501	33,110,230
MicroStrategy, Inc. (Class A Stock)*	3,256	457,859
Mid-America Apartment Communities, Inc., REIT	49,322	4,941,078
Middleby Corp. (The)*(a)	5,478	708,579
Moelis & Co. (Class A Stock)	8,273	453,360
Mohawk Industries, Inc.*	17	2,981
Molina Healthcare, Inc.*(a)	5,700	847,590

A801

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Molson Coors Brewing Co. (Class B Stock)(a)	33,900	$2,084,850
Monarch Casino & Resort, Inc.*	6,768	307,606
Mondelez International, Inc. (Class A Stock)	132,863	5,707,794
Morgan Stanley	178,880	8,330,441
Morningstar, Inc.	4,000	503,600
Motorola Solutions, Inc.	484	62,988
MSA Safety, Inc.	3,790	403,408
Murphy USA, Inc.*(a)	17,300	1,478,458
Mylan NV*	3,994	146,180
Nasdaq, Inc.	21,642	1,856,884
National Retail Properties, Inc., REIT	26,599	1,192,167
Nektar Therapeutics*	11,062	674,340
Netflix, Inc.*	26,108	9,767,786
Newmont Mining Corp.	1,419	42,854
Nexstar Media Group, Inc. (Class A Stock)(a)	23,056	1,876,758
NextEra Energy, Inc.	52,675	8,828,330
NII Holdings, Inc.*(a)	7,349	43,065
NIKE, Inc. (Class B Stock)	4,065	344,387
NiSource, Inc.	28,200	702,744
Nordson Corp.	9,520	1,322,328
Nordstrom, Inc.(a)	35,700	2,135,217
Norfolk Southern Corp.	37,302	6,733,012
Northern Trust Corp.	14,540	1,484,970
Northrop Grumman Corp.	19,643	6,234,099
NorthWestern Corp.	15,512	909,934
Nucor Corp.	2,465	156,404
NVIDIA Corp.	50,750	14,261,765
NVR, Inc.*	11	27,179
Occidental Petroleum Corp.	118,661	9,750,375
Old Dominion Freight Line, Inc.	10,726	1,729,675
ONEOK, Inc.	6,785	459,955
Oracle Corp.	23,327	1,202,740
O’Reilly Automotive, Inc.*	10,364	3,599,625
Oshkosh Corp.	28,801	2,051,783
Outfront Media, Inc., REIT	94,157	1,878,432
Owens Corning	787	42,710
PACCAR, Inc.	8,792	599,526
Packaging Corp. of America	10,100	1,107,869
Palo Alto Networks, Inc.*	15,632	3,521,264
Papa John’s International, Inc.	3,360	172,301
Park Hotels & Resorts, Inc., REIT	62,191	2,041,109
Parker-Hannifin Corp.	10,683	1,964,924
Parsley Energy, Inc. (Class A Stock)*	51,913	1,518,455
Patterson-UTI Energy, Inc.	59,206	1,013,015
PayPal Holdings, Inc.*	78,275	6,875,676
PBF Energy, Inc. (Class A Stock)	14,400	718,704
Penn Virginia Corp.*	227	18,283
Penn Virginia Corp. NPV*	123	9,906
PepsiCo, Inc.	51,581	5,766,755
Performance Food Group Co.*	40,055	1,333,832
Pfizer, Inc.	399,623	17,611,385
Philip Morris International, Inc.	14,238	1,160,967
Phillips 66	13,800	1,555,536
Pioneer Natural Resources Co.	23,907	4,164,360
PNC Financial Services Group, Inc. (The)	25,500	3,472,845
Pool Corp.	11,547	1,926,963
Portland General Electric Co.	21,627	986,407

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Post Holdings, Inc.*	21,000	$2,058,840
PotlatchDeltic Corp., REIT	7,623	312,162
PQ Group Holdings, Inc.*	40,543	708,286
Premier, Inc. (Class A Stock)*	15,150	693,567
Prestige Consumer Healthcare, Inc.*(a)	16,863	638,939
Principal Financial Group, Inc.	27,994	1,640,169
ProAssurance Corp.	11,690	548,846
Procter & Gamble Co. (The)	31,948	2,659,032
Progressive Corp. (The)	47,523	3,376,034
Prologis, Inc., REIT	134,058	9,087,791
Proto Labs, Inc.*(a)	3,006	486,221
Public Service Enterprise Group, Inc.	42,309	2,233,492
Public Storage, REIT	22,490	4,534,659
PVH Corp.	17,870	2,580,428
Q2 Holdings, Inc.*	15,736	952,815
Quaker Chemical Corp.	4,822	975,057
QUALCOMM, Inc.(a)	21,000	1,512,630
Quest Diagnostics, Inc.	983	106,076
Qurate Retail, Inc.*	1,434	31,849
Raymond James Financial, Inc.(a)	630	57,992
Rayonier, Inc., REIT	37,560	1,269,904
RBC Bearings, Inc.*	7,974	1,198,971
Realogy Holdings Corp.(a)	20,177	416,453
Red Hat, Inc.*	11,756	1,602,108
Regions Financial Corp.	15,839	290,646
Reinsurance Group of America, Inc.	469	67,799
Revance Therapeutics, Inc.*	30,014	745,848
Rexford Industrial Realty, Inc., REIT	22,972	734,185
RLI Corp.(a)	6,072	477,138
RLJ Lodging Trust, REIT	113,034	2,490,139
Robert Half International, Inc.	965	67,917
Ross Stores, Inc.	65,074	6,448,834
Royal Caribbean Cruises Ltd.	11,135	1,446,882
S&P Global, Inc.	19,807	3,870,090
Sabre Corp.	1,193	31,113
Sage Therapeutics, Inc.*	5,499	776,734
SailPoint Technologies Holding, Inc.*	53,367	1,815,545
salesforce.com, Inc.*	71,650	11,394,500
Saul Centers, Inc., REIT	4,636	259,616
SBA Communications Corp., REIT*	7,262	1,166,495
Sempra Energy(a)	6,204	705,705
ServiceMaster Global Holdings, Inc.*	8,808	546,360
ServiceNow, Inc.*	19,494	3,813,611
Shire PLC	3,307	199,177
Sirius XM Holdings, Inc.(a)	13,820	87,342
Snap-on, Inc.(a)	4,095	751,842
Southwest Airlines Co.	26,800	1,673,660
Spark Therapeutics, Inc.*(a)	15,651	853,762
Spectrum Brands Holdings, Inc.(a)	3,320	248,070
Spirit AeroSystems Holdings, Inc. (Class A Stock)	414	37,951
Splunk, Inc.*	19,346	2,339,124
Spotify Technology SA*(a)	10,820	1,956,581
Square, Inc. (Class A Stock)*(a)	18,549	1,836,536
SRC Energy, Inc.*(a)	78,800	700,532
Stanley Black & Decker, Inc.	39,003	5,711,599
State Street Corp.	3,494	292,727
Steel Dynamics, Inc.	806	36,423
Sunstone Hotel Investors, Inc., REIT	57,680	943,645

A802

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
SunTrust Banks, Inc.	93,176	$6,223,225
Synchrony Financial	83	2,580
Syneos Health, Inc.*	9,940	512,407
T. Rowe Price Group, Inc.	32,315	3,528,152
Tableau Software, Inc. (Class A Stock)*	6,342	708,655
Take-Two Interactive Software, Inc.*	12,434	1,715,768
Taubman Centers, Inc., REIT	13,951	834,688
Taylor Morrison Home Corp. (Class A Stock)*	24,670	445,047
TD Ameritrade Holding Corp.	1,796	94,883
TE Connectivity Ltd.	7,141	627,908
Teladoc Health, Inc.*(a)	22,225	1,919,129
Teleflex, Inc.	141	37,519
Terreno Realty Corp., REIT	26,793	1,010,096
Tesla, Inc.*(a)	3,592	951,054
Texas Instruments, Inc.	96,729	10,378,054
TherapeuticsMD, Inc.*(a)	167,101	1,096,183
Thermo Fisher Scientific, Inc.	14,407	3,516,461
Tiffany & Co.	10,000	1,289,700
Tivity Health, Inc.*(a)	14,710	472,927
TJX Cos., Inc. (The)	4,119	461,410
T-Mobile US, Inc.*	11,032	774,226
Toll Brothers, Inc.	1,345	44,425
Toro Co. (The)	26,893	1,612,773
Tractor Supply Co.	17,291	1,571,406
Travelers Cos., Inc. (The)	17,860	2,316,621
Trimble, Inc.*	864	37,549
Tyler Technologies, Inc.*	3,136	768,508
Tyson Foods, Inc. (Class A Stock)	2,342	139,419
U.S. Bancorp	42,850	2,262,909
UGI Corp.	708	39,280
Union Pacific Corp.	11,689	1,903,320
United Continental Holdings, Inc.*	442	39,365
United Rentals, Inc.*	591	96,688
United Technologies Corp.	27,049	3,781,721
UnitedHealth Group, Inc.	82,089	21,838,958
Universal Display Corp.(a)	6,396	754,088
Universal Health Services, Inc. (Class B Stock)	4,305	550,351
Unum Group	20,744	810,468
US Ecology, Inc.	8,108	597,965
USG Corp.*	16,600	718,946
Vail Resorts, Inc.	169	46,377
Valvoline, Inc.	38,821	835,040
Veeva Systems, Inc. (Class A Stock)*	19,896	2,166,078
Ventas, Inc., REIT	21,519	1,170,204
VEREIT, Inc., REIT	240,087	1,743,032
Verizon Communications, Inc.	166,174	8,872,030
Vertex Pharmaceuticals, Inc.*	30,010	5,784,128
Visa, Inc. (Class A Stock)(a)	116,786	17,528,411
Vistra Energy Corp.*	12,962	322,495
VMware, Inc. (Class A Stock)*	292	45,570
Vornado Realty Trust, REIT	5,382	392,886
Voya Financial, Inc.	3,368	167,289
WABCO Holdings, Inc.*	11,574	1,365,038
Walgreens Boots Alliance, Inc.	37,200	2,711,880
Walmart, Inc.	3,235	303,799
Walt Disney Co. (The)	77,665	9,082,145
Waste Connections, Inc.	86,163	6,873,223

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Wayfair, Inc. (Class A Stock)*(a)	10,918	$1,612,261
WEC Energy Group, Inc.	24,204	1,615,859
Wells Fargo & Co.	151,332	7,954,010
Welltower, Inc., REIT(a)	12,355	794,674
West Pharmaceutical Services, Inc.(a)	10,344	1,277,174
Western Alliance Bancorp*	12,825	729,614
WestRock Co.	68,865	3,680,145
Weyerhaeuser Co., REIT	89,637	2,892,586
Williams Cos., Inc. (The)	63,600	1,729,284
Willscot Corp.*(a)	37,360	640,724
Wintrust Financial Corp.	8,879	754,182
Workday, Inc. (Class A Stock)*(a)	3,095	451,808
Worldpay, Inc. (Class A Stock)*	28,591	2,895,411
Xcel Energy, Inc.	99,360	4,690,785
XPO Logistics, Inc.*	510	58,227
Yum! Brands, Inc.	8,422	765,644
Zimmer Biomet Holdings, Inc.	6,990	918,975
Zions Bancorp NA(a)	27,741	1,391,211
Zoetis, Inc.	1,517	138,897

		1,121,761,288

Vietnam — 0.0%
Hoa Phat Group JSC*	212,202	384,341

TOTAL COMMON STOCKS (cost $1,581,469,746)		1,820,030,939

PREFERRED STOCKS — 1.0%
Bermuda — 0.0%
XLIT Ltd., Series D, 5.459%	235	236,469

Brazil — 0.0%
Cia Brasileira de Distribuicao, (PRFC)	16,930	364,671
Metalurgica Gerdau SA, (PRFC)	354,100	699,686

		1,064,357

China — 0.3%
Mandatory Exchangeable Trust, CVT, 144A, 5.750%	49,401	9,151,535

Germany — 0.0%
Volkswagen AG, (PRFC)	4,398	772,662

Russia — 0.0%
Surgutneftegas PJSC	603,820	354,331

United States — 0.7%
Bank of America Corp., Series L, CVT, 7.250%	2,681	3,469,884
Becton, Dickinson & Co., Series A, CVT, 6.125%	38,567	2,520,739
Belden, Inc., CVT, 6.750%	6,877	650,564
Bunge Ltd., CVT, 4.875%	5,880	637,979
Crown Castle International Corp., Series A, CVT, 6.875%	1,363	1,480,217
Dominion Energy, Inc., CVT, 6.750%	28,823	1,363,328
DTE Energy Co., CVT, 6.500%	11,621	601,038
Goodman Networks, Inc., (PRFC)*^	1,772	18
Hess Corp., CVT, 8.000%	9,516	756,332
Kinder Morgan, Inc., CVT, 9.750%	11,684	388,493
Nabors Industries Ltd., CVT, 6.000%	20,474	903,722
NextEra Energy, Inc., CVT, 6.123%(a)	33,998	1,936,186
Sempra Energy, CVT, 6.750%(a)	7,724	778,541

A803

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

		Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
Stanley Black & Decker, Inc., CVT, 5.375%(a)		15,652	$1,715,616
Wells Fargo & Co., Series L, CVT, 7.500%(a)		2,786	3,596,392
Welltower, Inc., Series I, REIT, CVT, 6.500%.		12,506	756,863

			21,555,912

TOTAL PREFERRED STOCKS (cost $29,911,673)			33,135,266

		Units
RIGHTS* — 0.0%
United States
Media General, Inc., CVR^		58,900	2,886
Vistra Energy Corp., expiring 01/23/27^		14,776	8,718

TOTAL RIGHTS (cost $ — )			11,604

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.1%
Automobiles — 0.4%
Credit Acceptance Auto Loan Trust,
Series 2017-2A, Class B, 144A
3.020%	04/15/26	795	781,855
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	605	604,669
Series 2016-4A, Class D, 144A
3.770%	10/17/22	2,240	2,252,014
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,285	1,284,152
Hertz Vehicle Financing II LP,
Series 2018-1A, Class A, 144A
3.290%	02/25/24	3,150	3,063,609
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	2,160	2,144,006
Westlake Automobile Receivables Trust,
Series 2017-1A, Class D, 144A
3.460%	10/17/22	2,405	2,401,735

			12,532,040

Consumer Loans — 0.0%
CLUB Credit Trust,
Series 2017-NP1, Class B, 144A
3.170%	04/17/23	14	13,850
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	17	17,290
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	550	542,531

			573,671

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans — 1.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1, 1 Month LIBOR + 1.170%
3.386%(c)	07/25/33	949	$939,922
Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%
3.266%(c)	12/25/33	78	77,302
Series 2003-OP1, Class M2, 1 Month LIBOR + 2.250%
4.466%(c)	12/25/33	740	737,827
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800%
4.016%(c)	10/25/34	233	233,330
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080%
3.296%(c)	11/25/34	158	157,755
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.655%
4.871%(c)	08/25/32	451	448,320
Series 2003-10, Class M1, 1 Month LIBOR + 1.050%
3.266%(c)	12/25/33	672	663,670
Series 2003-10, Class M2, 1 Month LIBOR + 2.550%
4.766%(c)	12/25/33	536	527,093
Series 2003-12, Class M2, 1 Month LIBOR + 2.550%
4.766%(c)	01/25/34	248	250,765
Series 2003-9, Class M2, 1 Month LIBOR + 2.850%
5.066%(c)	09/25/33	361	349,830
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class M2, 1 Month LIBOR + 2.625%
4.841%(c)	03/25/34	255	253,722
Series 2003-W9, Class M3B, 1 Month LIBOR + 3.120%
5.336%(c)	01/25/34	188	183,767
Series 2004-W1, Class AF
4.268%(cc)	03/25/34	607	614,159
Series 2004-W6, Class M4, 1 Month LIBOR + 2.850%
5.066%(c)	05/25/34	152	152,034
Series 2004-W7, Class M9, 1 Month LIBOR + 4.800%, 144A
4.375%(c)	05/25/34	411	364,496
Asset-Backed Funding Certificates Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035%
3.251%(c)	02/25/33	791	796,910
Series 2004-OPT2, Class M2, 1 Month LIBOR + 1.500%
3.716%(c)	07/25/33	260	247,054
Series 2004-OPT5, Class M2, 1 Month LIBOR + 2.175%
4.391%(c)	12/25/33	165	163,153
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE7, Class M1, 1 Month LIBOR + 0.975%
3.133%(c)	12/15/33	2,152	2,151,546
Series 2004-HE7, Class M4, 1 Month LIBOR + 2.025%
4.241%(c)	10/25/34	247	248,188
Series 2005-HE6, Class M3, 1 Month LIBOR + 0.795%
3.011%(c)	07/25/35	1,691	1,689,946
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950%
4.192%(c)	05/28/44	712	718,936
Series 2006-D, Class 1A5
5.668%	12/28/36	502	508,864
Bear Stearns Asset Backed Securities I Trust,
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.175%
4.391%(c)	07/25/34	508	472,683
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B, 1 Month LIBOR + 5.250%
7.466%(c)	03/25/43	34	33,713

A804

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Series 2004-1, Class M1, 1 Month LIBOR + 0.975%
3.191%(c)	06/25/34	505	$507,045
Series 2004-2, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	08/25/34	470	458,580
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755%
3.971%(c)	09/25/34	741	741,931
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600%
2.816%(c)	01/25/34	999	992,389
Series 2004-B, Class M2, 1 Month LIBOR + 0.750%
2.966%(c)	03/25/34	659	654,500
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1, 1 Month LIBOR + 1.095%
3.311%(c)	05/25/34	414	403,338
Series 2004-OPT1, Class M2, 1 Month LIBOR + 1.500%
3.716%(c)	06/25/34	618	613,667
CHEC Loan Trust,
Series 2004-2, Class M3, 1 Month LIBOR + 1.250%
3.466%(c)	04/25/34	220	215,490
Citifinancial Mortgage Securities, Inc.,
Series 2004-1, Class AF4
5.070%	04/25/34	1,065	1,083,530
Countrywide Partnership Trust,
Series 2004-EC1, Class M2, 1 Month LIBOR + 0.945%
3.161%(c)	01/25/35	533	532,099
Home Equity Asset Trust,
Series 2002-1, Class M2, 1 Month LIBOR + 1.900%
4.116%(c)	11/25/32	1,002	952,155
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
3.071%(c)	08/25/34	409	405,671
Series 2004-6, Class M2, 1 Month LIBOR + 0.900%
3.116%(c)	12/25/34	181	178,692
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200%
3.416%(c)	11/25/34	1,016	1,007,855
Series 2004-C, Class M1, 1 Month LIBOR + 0.840%
3.056%(c)	03/25/35	1,123	1,124,547
Series 2004-C, Class M2, 1 Month LIBOR + 0.900%
3.116%(c)	03/25/35	312	309,651
Series 2005-B, Class M2, 1 Month LIBOR + 0.705%
2.921%(c)	08/25/35	781	781,109
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5, 1 Month LIBOR + 6.000%
4.877%(c)	04/25/33	87	80,766
Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.900%
3.116%(c)	09/25/34	124	120,986
Series 2005-NC1, Class M2, 1 Month LIBOR + 0.750%
2.966%(c)	12/25/34	473	476,045
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975%
3.191%(c)	07/25/34	154	149,778
Series 2004-HE1, Class M2, 1 Month LIBOR + 2.250%
4.466%(c)	04/25/35	726	711,816
Series 2005-NC1, Class M2, 1 Month LIBOR + 1.080%
3.296%(c)	10/25/35	437	433,405
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1, 1 Month LIBOR + 0.855%
3.071%(c)	01/25/34	240	237,993
Series 2004-HE6, Class M2, 1 Month LIBOR + 0.900%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
3.116%(c)	08/25/34	165	$ 165,640
Series 2004-NC2, Class M2, 1 Month LIBOR + 1.800%
4.016%(c)	12/25/33	122	115,892
Series 2004-OP1, Class M3, 1 Month LIBOR + 1.020%
3.236%(c)	11/25/34	94	93,788
Series 2005-HE1, Class M3, 1 Month LIBOR + 0.780%
2.996%(c)	12/25/34	289	276,929
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1, 1 Month LIBOR + 1.425%
3.641%(c)	02/25/33	127	126,550
Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%
3.626%(c)	10/25/32	174	173,401
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 1 Month LIBOR + 1.125%
3.341%(c)	10/25/33	1,863	1,862,694
Series 2003-4, Class M2, 1 Month LIBOR + 2.730%
4.946%(c)	10/25/33	770	759,392
Series 2003-6, Class M1, 1 Month LIBOR + 1.080%
3.296%(c)	01/25/34	569	570,561
Series 2003-B, Class M2, 1 Month LIBOR + 2.475%
4.691%(c)	11/25/33	248	248,647
Series 2004-4, Class M1, 1 Month LIBOR + 0.765%
2.981%(c)	02/25/35	574	570,813
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2, 1 Month LIBOR + 2.775%
4.991%(c)	09/25/33	383	380,590
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-4, Class M1, 1 Month LIBOR + 1.020%
3.236%(c)	07/25/33	1,116	1,095,616
Option One Mortgage Loan Trust,
Series 2004-2, Class M2, 1 Month LIBOR + 1.575%
3.791%(c)	05/25/34	491	454,912
RASC Trust,
Series 2005-KS12, Class M1, 1 Month LIBOR + 0.440%
2.656%(c)	01/25/36	2,510	2,511,278
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A, 1 Month LIBOR + 0.880%
3.096%(c)	08/25/33	1,069	1,044,334
Series 2003-2, Class M2A, 1 Month LIBOR + 3.000%
4.893%(c)	08/25/33	276	255,223
Series 2003-3, Class M1, 1 Month LIBOR + 1.095%
3.311%(c)	12/25/33	814	794,740
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.664%	07/25/30	75	61,931
Series 2003-2, Class M2, 1 Month LIBOR + 2.625%
4.841%(c)	06/25/33	144	146,169
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2, 1 Month LIBOR + 0.975%
3.191%(c)	10/25/34	1,102	1,075,927
Series 2004-2, Class M8A, 1 Month LIBOR + 4.500%, 144A
6.716%(c)	10/25/34	734	693,558

			39,636,608

A805

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Manufactured Housing — 0.0%
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	268	$279,073

			279,073

Other — 0.2%
Business Jet Securities LLC,
Series 2018-1, Class A, 144A
4.335%	02/15/33	1,785	1,786,916
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	670	662,121
Series 2017-SFR2, Class A, 144A
2.897%	12/17/34	4,000	3,861,588
Vantage Data Centers Issuer LLC,
Series 2018-1A, Class A2, 144A
4.072%	02/16/43	1,690	1,691,063
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	364	363,031

			8,364,719

Residential Mortgage-Backed Securities — 1.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R1, Class M2, 1 Month LIBOR + 0.870%
3.086%(c)	02/25/34	971	939,109
Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%
3.176%(c)	09/25/34	642	642,186
Series 2005-R7, Class M1, 1 Month LIBOR + 0.480%
2.696%(c)	09/25/35	329	329,428
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD2, Class 3A
4.566%(cc)	06/25/43	333	330,717
Chase Funding Trust,
Series 2003-6, Class 2M1, 1 Month LIBOR + 0.750%
2.966%(c)	11/25/34	792	759,045
Countrywide Asset-Backed Certificates Trust,
Series 2003-5, Class MF2
5.176%(cc)	11/25/33	520	517,701
Series 2003-BC6, Class M2, 1 Month LIBOR + 1.725%
3.941%(c)	10/25/33	157	155,354
Series 2004-5, Class M3, 1 Month LIBOR + 1.725%
3.941%(c)	07/25/34	308	312,455
Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%
2.996%(c)	11/25/34	724	727,138
Series 2004-6, Class M2, 1 Month LIBOR + 0.975%
3.191%(c)	10/25/34	514	510,873
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	02/25/34	1,442	1,432,064
Series 2004-BC1, Class M3, 1 Month LIBOR + 2.100%
4.316%(c)	10/25/33	11	11,271
Series 2004-ECC2, Class M5, 1 Month LIBOR + 1.875%
4.091%(c)	10/25/34	433	420,875
Series 2004-SD2, Class M1, 1 Month LIBOR + 0.620%, 144A
2.836%(c)	06/25/33	294	291,637
Series 2005-12, Class M2, 1 Month LIBOR + 0.490%
2.706%(c)	02/25/36	1,250	1,242,275
Credit-Based Asset Servicing & Securitization LLC,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2003-CB5, Class M2, 1 Month LIBOR + 2.475%
4.691%(c)	11/25/33	220	$213,994
Series 2004-CB6, Class M3, 1 Month LIBOR + 2.100%
4.316%(c)	07/25/35	488	483,484
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.869%	10/25/34	676	667,652
Series 2004-1, Class M2
5.615%	04/25/34	1,439	1,411,310
Series 2004-2, Class M1
5.692%	07/25/34	111	112,817
First Franklin Mortgage Loan Trust,
Series 2004-FFH3, Class M1, 1 Month LIBOR + 0.870%
3.086%(c)	10/25/34	1,316	1,316,785
Fremont Home Loan Trust,
Series 2003-B, Class M2, 1 Month LIBOR + 2.430%
4.646%(c)	12/25/33	43	41,879
Series 2004-2, Class M2, 1 Month LIBOR + 0.930%
3.146%(c)	07/25/34	166	166,817
Series 2005-A, Class M2, 1 Month LIBOR + 0.690%
2.906%(c)	01/25/35	438	437,751
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	21	20,847
GSAMP Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.245%
3.410%(c)	06/20/33	345	347,341
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.400%
2.616%(c)	02/25/33	329	324,019
Series 2004-NC2, Class M1, 1 Month LIBOR + 1.050%
3.266%(c)	10/25/34	329	320,468
Series 2005-HE3, Class M2, 1 Month LIBOR + 1.005%
3.221%(c)	06/25/35	764	763,880
Series 2007-SEA1, Class A, 1 Month LIBOR + 0.300%, 144A
2.516%(c)	12/25/36	372	360,294
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1, 1 Month LIBOR + 0.560%
2.776%(c)	07/25/31	745	750,678
Series 2003-4, Class M2, 1 Month LIBOR + 2.625%
4.841%(c)	08/25/33	65	67,444
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
3.071%(c)	07/25/34	605	603,797
Series 2004-5, Class A5, 1 Month LIBOR + 0.560%
2.776%(c)	09/25/34	467	472,189
MFA LLC,
Series 2018-NPL1, Class A1, 144A
3.875%	05/25/48	2,907	2,906,963
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%
3.116%(c)	05/25/34	603	598,065
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-MHQ1, Class M2, 1 Month LIBOR + 1.125%
3.341%(c)	12/25/34	1,762	1,763,107
Series 2004-WWF1, Class M4, 1 Month LIBOR + 1.650%
3.866%(c)	12/25/34	1,948	1,969,891
Series 2005-WCH1, Class M4, 1 Month LIBOR + 1.245%
3.461%(c)	01/25/36	500	502,158
Pretium Mortgage Credit Partners I LLC,

A806

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2017-NPL2, Class A1, 144A
3.250%	03/28/57	1,823	$1,814,200
Series 2017-NPL5, Class A1, 144A
3.327%(cc)	12/30/32	1,214	1,207,325
Series 2018-NPL2, Class A1, 144A
3.700%	03/27/33	652	647,561
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.975%
3.191%(c)	11/25/33	326	318,369
Series 2005-RS6, Class M4, 1 Month LIBOR + 0.975%
3.191%(c)	06/25/35	1,500	1,501,967
Series 2006-EFC1, Class M1, 1 Month LIBOR + 0.390%
2.606%(c)	02/25/36	1,825	1,827,398
Series 2006-RZ2, Class A3, 1 Month LIBOR + 0.270%
2.486%(c)	05/25/36	693	690,387
Series 2006-RZ3, Class M1, 1 Month LIBOR + 0.350%
2.566%(c)	08/25/36	2,000	1,975,168
Saxon Asset Securities Trust,
Series 2004-2, Class AF3
4.347%(cc)	08/25/35	172	172,824
Series 2004-2, Class MV2, 1 Month LIBOR + 1.800%
4.016%(c)	08/25/35	754	757,507
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%
3.116%(c)	11/25/34	583	560,186
Stanwich Mortgage Loan Trust,
Series 2018-NPB1, Class A1, 144A
4.016%	05/16/23	2,738	2,727,109
Structured Asset Investment Loan Trust,
Series 2003-BC11, Class M2, 1 Month LIBOR + 2.550%
4.766%(c)	10/25/33	153	158,230
Series 2003-BC3, Class M1, 1 Month LIBOR + 1.425%
3.641%(c)	04/25/33	105	104,455
Series 2003-BC6, Class M1, 1 Month LIBOR + 1.125%
3.341%(c)	07/25/33	670	668,764
Series 2004-6, Class M2, 1 Month LIBOR + 1.950%
4.166%(c)	07/25/34	12	12,150
Series 2004-8, Class M2, 1 Month LIBOR + 0.930%
3.146%(c)	09/25/34	613	608,843
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.470%
2.686%(c)	07/25/35	850	850,166
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170%
2.386%(c)	01/25/37	1,083	1,059,936

			42,908,303

TOTAL ASSET-BACKED SECURITIES (cost $101,870,676)			104,294,414

BANK LOANS — 0.1%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
6.408%(c)	12/15/24	99	100,012
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
12.617%(c)	12/31/21	555	611,888
Term Loan (11/17), 1 Month LIBOR + 4.750%^
6.962%(c)	12/31/22	642	654,942

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	10/02/24	37	$37,031
Clear Channel Communications,
Tranche D Term Loan, 3 Month LIBOR + 6.750%
8.902%(c)	01/30/19	79	58,931
Tranche E Term Loan, 1 - 3 Month LIBOR + 7.500%
9.548%(c)	07/30/19	132	98,159
Concordia Healthcare Corp.,
Dollar Term Loan
— %(p)	10/21/21	50	48,789
DH Publishing, L.P.,
Term B-6 Loan, 1 Month LIBOR + 2.250%
4.415%(c)	08/21/23	17	16,674
Encino Acquisition Partners,
Term Loan^
— %(p)	09/21/25	69	69,140
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.212%(c)	04/26/24	345	344,828
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	12/01/23	38	38,513
Gulf Finance LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.250%
7.640%(c)	08/25/23	175	145,809
Infor (US), Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
5.136%(c)	02/01/22	110	110,528
McDermott International, Inc.,
Term Loan, 1 Month LIBOR + 5.000%
7.242%(c)	05/12/25	127	128,764
MEG Energy Corp.,
Initial Term Loan, 1 Month LIBOR + 3.500%
5.750%(c)	12/31/23	8	8,100
Moran Foods LLC,
Initial Term Loan, 1 Month LIBOR + 6.000%
8.242%(c)	12/05/23	266	191,045
Neiman Marcus Group LLC,
Other Term Loan, 1 Month LIBOR + 3.250%
5.370%(c)	10/25/20	120	110,935
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
5.120%(c)	03/11/22	49	43,062
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.742%(c)	11/01/24	174	173,867
Syniverse Holdings, Inc.,
Tranche C Term Loan, 2 Month LIBOR + 5.000%
7.148%(c)	03/09/23	130	130,729
Tribune Media Co.,
Term B Loan, 1 Month LIBOR + 3.000%
5.242%(c)	12/27/20	39	39,049
Ultra Resources, Inc.,
Senior Secured Term Loan, 1 Month LIBOR + 3.000%
5.165%(c)	04/12/24	481	432,299
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.313%(c)	11/30/23	83	83,767

A807

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Viskase Companies, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.636%(c)	01/30/21	95	$94,297
Vistra Operations Co. LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.242%(c)	08/04/23	112	112,005

TOTAL BANK LOANS (cost $3,973,759)			3,883,163

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	686,684
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	194,097
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 1 Month LIBOR + 1.050%, 144A
3.208%(c)	06/15/35	3,000	2,997,072
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 1 Month LIBOR + 1.321%, 144A
3.480%(c)	03/15/37	1,500	1,502,815
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.928%(cc)	07/10/38	238	237,733
CSMC LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,195,751
DBGS Mortgage Trust,
Series 2018-5BP, Class B, 1 Month LIBOR + 0.830%, 144A
2.988%(c)	06/15/33	3,000	2,980,225
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K033, Class X1, IO
0.419%(cc)	07/25/23	37,525	494,786
Series K708, Class X1, IO
1.595%(cc)	01/25/19	9,546	17,230
Series K723, Class X3, IO
1.984%(cc)	10/25/34	10,000	842,685
FREMF Mortgage Trust,
Series 2013-K713, Class B, 144A
3.263%(cc)	04/25/46	500	498,464
Series 2015-K45, Class C, 144A
3.714%(cc)	04/25/48	1,355	1,270,436
GS Mortgage Securities Trust,
Series 2007-GG10, Class AM
5.977%(cc)	08/10/45	330	334,833
Series 2011-GC5, Class D, 144A
5.558%(cc)	08/10/44	671	658,296
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,475	1,463,967
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LDPX, Class AM
5.464%(cc)	01/15/49	221	221,615
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.452%(cc)	09/15/39		1,009	$696,048
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
6.145%(cc)	06/11/42		500	526,566
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51		19	18,625
Series 2012-XA, Class B, 144A
0.250%	07/27/49		173	170,277
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class B, 1 Month LIBOR + 1.300%, 144A
3.458%(c)	02/15/35		1,250	1,252,604
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
4.058%(c)	02/15/35		1,400	1,409,082
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.729%(cc)	05/10/45		719	706,552
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		505	497,003
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class C
5.483%(cc)	12/15/43		1,500	1,486,006
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.412%(cc)	03/15/45		765	746,372

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $23,501,937)				23,105,824

CONVERTIBLE BONDS — 3.5%
Belgium — 0.0%
Bekaert SA,
Sr. Unsec’d. Notes,
0.000%(ss)	06/09/21	EUR	500	510,849

China — 0.4%
Baosteel Hong Kong Investment Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	12/01/18		1,420	1,462,955
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	01/29/21		750	860,249
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	02/05/21		750	749,999
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes,
1.000%	07/01/20		1,217	1,190,900
1.250%	09/15/22		986	964,407
Harvest International Co.,
Gtd. Notes,
0.000%(ss)	11/21/22	HKD	6,000	738,661
Momo, Inc.,
Sr. Unsec’d. Notes,
1.250%	07/01/25		1,177	1,140,733
Semiconductor Manufacturing International Corp.,

A808

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
China (cont’d.)
Sr. Unsec’d. Notes,
0.000%(ss)	07/07/22		250	$263,975
Shanghai Port Group BVI Holding Co. Ltd.,
Gtd. Notes,
0.000%(ss)	08/09/21		2,273	2,354,260
Weibo Corp.,
Sr. Unsec’d. Notes,
1.250%	11/15/22		2,348	2,253,190

				11,979,329

Cyprus — 0.1%
Volcan Holdings PLC,
Sr. Sec’d. Notes,
4.125%	04/11/20	GBP	2,400	4,035,348

France — 0.2%
Airbus SE,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	06/14/21	EUR	600	864,888
0.000%(ss)	07/01/22	EUR	800	1,165,461
Cie Generale des Etablissements Michelin SCA,
Sr. Unsec’d. Notes,
0.000%(ss)	01/10/22		800	761,999
Covivio,
Sr. Unsec’d. Notes, REIT,
0.875%	04/01/19	EUR	339	403,358
Safran SA,
Sr. Unsec’d. Notes,
0.000%(ss)	12/31/20	EUR	624	877,046
0.000%(ss)	06/21/23	EUR	700	1,257,520
TOTAL SA,
Sr. Unsec’d. Notes, MTN,
0.500%	12/02/22		1,200	1,363,499
Valeo SA,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	06/16/21		600	560,249
Wendel SA,
Sr. Unsec’d. Notes,
0.000%(ss)	07/31/19	EUR	934	562,477

				7,816,497

Germany — 0.3%
BASF SE,
Sr. Unsec’d. Notes, MTN,
0.925%	03/09/23		750	696,825
Bayer AG,
Sr. Unsec’d. Notes,
0.050%	06/15/20	EUR	1,300	1,645,207
Bayer Capital Corp. BV,
Gtd. Notes,
5.625%	11/22/19	EUR	100	106,897
Gtd. Notes,
5.625%	11/22/19	EUR	2,500	2,672,416
Deutsche Wohnen SE,
Sr. Unsec’d. Notes,
0.325%	07/26/24	EUR	1,200	1,506,113
LEG Immobilien AG,
Sr. Unsec’d. Notes,
0.500%	07/01/21	EUR	200	443,231
MTU Aero Engines AG,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Germany (cont’d.)
Sr. Unsec’d. Notes,
0.125%	05/17/23	EUR	300	$564,270
RAG-Stiftung,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	02/18/21	EUR	1,000	1,257,335
Siemens Financieringsmaatschappij NV,
Gtd. Notes,
1.650%	08/16/19		1,250	1,383,299

				10,275,593

Hong Kong — 0.1%
ASM Pacific Technology Ltd.,
Sr. Unsec’d. Notes,
2.000%	03/28/19	HKD	8,000	1,033,423
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes,
0.000%(ss)	01/05/23		1,400	1,477,349

				2,510,772

Hungary — 0.0%
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes,
3.375%	04/02/19	EUR	600	707,950

Italy — 0.0%
Prysmian SpA,
Sr. Unsec’d. Notes,
0.000%(ss)	01/17/22	EUR	400	452,753

Japan — 0.4%
ANA Holdings, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/16/22	JPY	160,000	1,425,805
0.000%(ss)	09/19/24	JPY	40,000	356,891
CyberAgent, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	02/17/23	JPY	60,000	622,005
Daio Paper Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/17/20	JPY	40,000	396,497
Ezaki Glico Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	01/30/24	JPY	60,000	543,258
Kansai Paint Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/17/22	JPY	80,000	706,742
Kyushu Electric Power Co., Inc.,
Sr. Sec’d. Notes,
0.000%(ss)	03/31/22	JPY	80,000	750,748
Mitsubishi Chemical Holdings Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	03/30/22	JPY	90,000	842,611
0.000%(ss)	03/29/24	JPY	80,000	764,830
SBI Holdings, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/14/22	JPY	30,000	546,559
Sony Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/30/22	JPY	123,000	1,569,706
Suzuki Motor Corp.,
Sr. Unsec’d. Notes,

A809

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
0.000%(ss)	03/31/21		JPY	60,000	$837,661
Toray Industries, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	08/30/19		JPY	60,000	554,480
0.000%(ss)	08/31/21		JPY	30,000	303,644
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/28/19		JPY	50,000	486,270
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + (0.500)% (Cap N/A, Floor 0.000%)
1.874%(c)	03/26/20			600	603,749

					11,311,456

Netherlands — 0.0%
NXP Semiconductors NV,
Sr. Unsec’d. Notes,
1.000%	12/01/19			642	668,469

Russia — 0.0%
Abigrove Ltd.,
Gtd. Notes,
0.000%(ss)	02/16/22			800	859,011

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes,
1.850%	06/19/20		SGD	1,000	720,530
1.950%	10/17/23		SGD	1,250	916,664
2.800%	06/08/25		SGD	250	180,477

					1,817,671

South Africa — 0.0%
Brait SE,
Sr. Unsec’d. Notes,
2.750%	09/18/20		GBP	500	598,753

Sweden — 0.0%
Industrivarden AB,
Sr. Unsec’d. Notes,
0.000%(ss)	05/15/19		SEK	4,000	464,028

Switzerland — 0.1%
Glencore Funding LLC,
Gtd. Notes, MTN,
0.000%(ss)	03/27/25	(a)		1,400	1,265,599
Sika AG,
Sr. Unsec’d. Notes,
0.150%	06/05/25		CHF	1,200	1,299,164
STMicroelectronics NV,
Sr. Unsec’d. Notes,
0.000%(ss)	07/03/22			1,200	1,302,971

					3,867,734

Taiwan — 0.0%
Zhen Ding Technology Holding Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/26/19			700	702,449

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN,
0.500%	03/27/20		EUR	1,400	1,503,559

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
United Arab Emirates (cont’d.)
DP World Ltd.,
Sr. Unsec’d. Notes,
1.750%	06/19/24			1,800	$1,764,585

					3,268,144

United Kingdom — 0.1%
BP Capital Markets PLC,
Gtd. Notes,
1.000%	04/28/23		GBP	600	1,056,542
TechnipFMC PLC,
Sr. Unsec’d. Notes,
0.875%	01/25/21		EUR	600	813,663
Vodafone Group PLC,
Sub. Notes,
2.000%	02/25/19		GBP	400	464,013

					2,334,218

United States — 1.6%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes,
2.125%	09/01/26			533	2,069,799
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes,
0.125%	05/01/25			620	609,722
Altaba, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	12/01/18			799	1,015,319
Anthem, Inc.,
Sr. Unsec’d. Notes,
2.750%	10/15/42			148	558,612
Arconic, Inc.,
Gtd. Notes,
1.625%	10/15/19			389	396,543
Booking Holdings, Inc.,
Sr. Unsec’d. Notes,
0.350%	06/15/20			1,051	1,594,996
0.900%	09/15/21	(a)		1,380	1,637,298
CenterPoint Energy, Inc.,
Sub. Notes,
3.399%	09/15/29			804	366,911
Chesapeake Energy Corp.,
Gtd. Notes,
5.500%	09/15/26			866	855,389
Citrix Systems, Inc.,
Sr. Unsec’d. Notes,
0.500%	04/15/19			751	1,153,456
DISH Network Corp.,
Sr. Unsec’d. Notes,
2.375%	03/15/24	(a)		2,375	2,105,043
3.375%	08/15/26			1,200	1,144,519
Dycom Industries, Inc.,
Sr. Unsec’d. Notes,
0.750%	09/15/21			461	511,290
Ensco Jersey Finance Ltd.,
Gtd. Notes,
3.000%	01/31/24	(a)		1,119	1,114,135
Extra Space Storage LP,
Gtd. Notes,
3.125%	10/01/35			582	616,006

A810

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Finisar Corp.,
Sr. Unsec’d. Notes,
0.500%	12/15/33		904	$897,810
FireEye, Inc.,
Sr. Unsec’d. Notes,
0.875%	06/01/24	(a)	480	476,346
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes,
0.875%	10/01/22		604	897,706
Illumina, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/15/19		590	855,922
0.500%	06/15/21		855	1,288,995
Intel Corp.,
Jr. Sub. Notes,
3.250%	08/01/39		1,450	3,327,750
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes,
1.000%	11/15/21		618	648,900
Jazz Investments I Ltd.,
Gtd. Notes,
1.875%	08/15/21	(a)	972	1,040,010
LendingTree, Inc.,
Sr. Unsec’d. Notes,
0.625%	06/01/22	(a)	385	488,145
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes,
1.000%	06/30/47	(a)	981	985,316
Liberty Interactive LLC,
Sr. Unsec’d. Notes,
3.750%	02/15/30		16	10,998
4.000%	11/15/29		23	15,928
Sr. Unsec’d. Notes,
1.750%	09/30/46		1,022	1,145,969
Liberty Media Corp.,
Sr. Unsec’d. Notes,
1.375%	10/15/23		487	591,335
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes,
2.500%	03/15/23	(a)	940	1,015,660
Microchip Technology, Inc.,
Sr. Sub. Notes,
1.625%	02/15/27		4,070	4,332,409
Micron Technology, Inc.,
Sr. Unsec’d. Notes,
3.000%	11/15/43		615	953,075
Neurocrine Biosciences, Inc.,
Sr. Unsec’d. Notes,
2.250%	05/15/24		360	613,649
New Relic, Inc.,
Sr. Unsec’d. Notes,
0.500%	05/01/23		1,118	1,188,786
NuVasive, Inc.,
Sr. Unsec’d. Notes,
2.250%	03/15/21		668	845,437
ON Semiconductor Corp.,
Gtd. Notes,
1.625%	10/15/23		1,020	1,145,244
Palo Alto Networks, Inc.,

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes,
0.750%	07/01/23		1,326	$1,385,929
Pure Storage, Inc.,
Sr. Unsec’d. Notes,
0.125%	04/15/23		425	491,237
Red Hat, Inc.,
Sr. Unsec’d. Notes,
0.250%	10/01/19		544	1,004,959
ServiceNow, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/01/22		320	477,069
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes,
1.375%	03/01/22		843	963,262
Square, Inc.,
Sr. Unsec’d. Notes,
0.500%	05/15/23		430	609,102
SunPower Corp.,
Sr. Unsec’d. Notes,
0.875%	06/01/21		368	300,023
Synaptics, Inc.,
Sr. Unsec’d. Notes,
0.500%	06/15/22	(a)	477	455,069
Transocean, Inc.,
Gtd. Notes,
0.500%	01/30/23		480	711,606
Twilio, Inc.,
Sr. Unsec’d. Notes,
0.250%	06/01/23		950	1,279,514
Twitter, Inc.,
Sr. Unsec’d. Notes,
0.250%	06/15/24		610	534,195
Veeco Instruments, Inc.,
Sr. Unsec’d. Notes,
2.700%	01/15/23		800	677,460
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes,
1.000%	03/01/24		895	965,411
Vishay Intertechnology, Inc.,
Sr. Unsec’d. Notes,
2.250%	06/15/25		1,545	1,436,383
Weatherford International Ltd.,
Gtd. Notes,
5.875%	07/01/21		789	743,020
Western Digital Corp.,
Gtd. Notes,
1.500%	02/01/24		602	557,073
Workday, Inc.,
Sr. Unsec’d. Notes,
0.250%	10/01/22	(a)	1,847	2,136,373
Zendesk, Inc.,
Sr. Unsec’d. Notes,
0.250%	03/15/23		431	541,837

				53,783,950

TOTAL CONVERTIBLE BONDS (cost $111,368,007)				117,964,974

A811

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 10.2%
Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25		250	$247,327
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43		69	76,597
6.420%	03/01/26		75	86,259
Brambles USA, Inc.,
Gtd. Notes, 144A
5.350%	04/01/20		200	205,311
Commonwealth Bank of Australia,
Sub. Notes, 144A
4.500%	12/09/25	(a)	500	495,404
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.750%	05/15/22		118	116,820
5.125%	05/15/24		69	67,103
GAIF Bond Issuer Pty Ltd.,
Gtd. Notes, 144A
3.400%	09/30/26		250	231,860
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19		40	39,900
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20		800	826,602
6.250%	01/14/21		300	316,212
National Australia Bank Ltd.,
Sr. Unsec’d. Notes
3.375%	01/14/26		250	240,990
Sr. Unsec’d. Notes, GMTN
2.625%	07/23/20		250	247,123
Nufarm Australia Ltd./Nufarm Americas, Inc.,
Gtd. Notes, 144A
5.750%	04/30/26		94	88,713
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.500%	02/12/25		180	173,019
Westpac Banking Corp.,
Sr. Unsec’d. Notes
2.500%	06/28/22		250	240,373

				3,699,613

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.650%	02/01/26		2,450	2,380,654
4.700%	02/01/36		200	200,268

				2,580,922

Bermuda — 0.0%
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24		135	150,738

Brazil — 0.0%
Vale Canada Ltd.,
Sr. Unsec’d. Notes
7.200%	09/15/32		120	131,700

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil (cont’d.)
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36		180	$209,016

				340,716

Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	05/15/24		207	196,133
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26		61	61,259
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28		259	251,013
Air Canada 2017-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.550%	07/15/31		300	286,210
Air Canada 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.300%	07/15/31		600	571,333
Athabasca Oil Corp.,
Sec’d. Notes, 144A
9.875%	02/24/22		129	131,903
ATS Automation Tooling Systems, Inc.,
Gtd. Notes, 144A
6.500%	06/15/23		104	107,639
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.350%	09/11/22		340	326,090
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.450%	09/19/22	(a)	300	288,803
2.500%	01/08/21		500	491,270
Baytex Energy Corp.,
Gtd. Notes, 144A
5.125%	06/01/21		11	10,835
5.625%	06/01/24		23	21,965
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	01/15/23		211	211,923
7.500%	12/01/24		289	304,895
7.500%	03/15/25		464	478,499
8.750%	12/01/21		335	369,539
Calfrac Holdings LP,
Sr. Unsec’d. Notes, 144A
8.500%	06/15/26		65	60,613
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
2.700%	02/02/21		300	295,523
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.450%	06/30/33		150	174,703
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
2.900%	02/01/25		275	261,444
6.125%	09/15/2115		40	47,246
7.125%	10/15/31		285	357,836

A812

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Cascades, Inc.,
Gtd. Notes, 144A
5.750%	07/15/23		49	$48,999
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.800%	09/15/23		125	122,368
Concordia International Corp.,
Sr. Sec’d. Notes
8.000%	09/06/24		86	84,065
Encana Corp.,
Sr. Unsec’d. Notes
7.200%	11/01/31		100	121,178
7.375%	11/01/31		100	122,301
8.125%	09/15/30		50	63,993
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26		150	137,639
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25		900	876,375
Gateway Casinos & Entertainment Ltd.,
Sec’d. Notes, 144A
8.250%	03/01/24		362	381,005
Hudbay Minerals, Inc.,
Gtd. Notes, 144A
7.250%	01/15/23		95	97,623
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22		150	171,668
9.400%	02/01/21		50	56,747
Jupiter Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22		59	28,025
Kronos Acquisition Holdings, Inc.,
Gtd. Notes, 144A
9.000%	08/15/23	(a)	117	110,273
Manulife Financial Corp.,
Sub. Notes
4.061%	02/24/32		225	214,408
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	12/15/23		55	55,550
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23		313	284,830
7.000%	03/31/24	(a)	423	385,988
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	491	486,090
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		165	158,854
5.000%	05/01/25		288	273,600
5.250%	06/01/27		355	330,594
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.125%	03/15/35		350	320,308
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		200	196,116

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23	90	$91,350
5.875%	06/01/26	105	108,084
Precision Drilling Corp.,
Gtd. Notes
6.500%	12/15/21	17	17,028
7.750%	12/15/23	380	403,275
Gtd. Notes, 144A
7.125%	01/15/26	35	35,963
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	627	645,026
Rogers Communications, Inc.,
Gtd. Notes
8.750%	05/01/32	240	316,160
Royal Bank of Canada,
Sub. Notes, GMTN
4.650%	01/27/26	150	153,416
Seven Generations Energy Ltd.,
Gtd. Notes, 144A
5.375%	09/30/25	118	114,755
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
Gtd. Notes, 144A
7.000%	07/15/26	133	137,215
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34	250	286,306
6.500%	06/15/38	75	92,663
Teck Resources Ltd.,
Gtd. Notes
6.000%	08/15/40	245	249,900
Gtd. Notes, 144A
8.500%	06/01/24	38	41,610
Sr. Unsec’d. Notes
6.125%	10/01/35	135	142,088
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.250%	11/05/19	200	198,638
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.750%	10/16/23	150	149,950
6.200%	10/15/37	100	116,764
7.125%	01/15/19	100	101,238
7.250%	08/15/38	125	156,795
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
6.625%	02/15/25	56	55,440
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	125	128,438
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27	422	413,560

			14,590,933

China — 0.0%
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20	200	197,150

A813

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
China (cont’d.)
CNOOC Finance Ltd.,
Gtd. Notes
3.000%	05/09/23		254	$243,408

				440,558

Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20		550	540,157

Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
3.375%	06/12/22		35	34,335
4.375%	06/12/27		100	96,250
5.375%	05/15/19		17	17,238
6.625%	05/15/39		50	53,875

				201,698

France — 0.1%
Altice France SA,
Sr. Sec’d. Notes, 144A
6.250%	05/15/24	(a)	400	394,000
7.375%	05/01/26		300	300,000
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN, 144A
3.800%	01/10/24		200	195,804
BPCE SA,
Gtd. Notes, MTN
2.500%	07/15/19		300	298,577
Sub. Notes, MTN, 144A
4.625%	07/11/24		200	198,053
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		500	468,579
Societe Generale SA,
Jr. Sub. Notes, 144A
7.375%	12/29/49		200	206,250
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23		100	97,134
3.700%	01/15/24		120	120,879

				2,279,276

Germany — 0.0%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31		170	236,661
Gtd. Notes, 144A
2.300%	01/06/20		150	148,564
Deutsche Bank AG,
Sr. Unsec’d. Notes
4.250%	10/14/21		150	149,058
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21		69	67,350
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A
4.500%	09/15/23		200	193,522

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/23	250	$251,875
Unitymedia GmbH,
Sec’d. Notes, 144A
6.125%	01/15/25	200	210,000

			1,257,030

Hong Kong — 0.0%
AIA Group Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	300	285,212
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22	200	195,675

			480,887

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	500	489,375
7.250%	05/15/24	960	1,004,399
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
5.125%	10/01/23	42	42,453
5.500%	01/15/23	15	15,225
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
4.500%	03/15/23	285	278,231
5.250%	08/15/22	62	62,543
5.500%	02/15/24	170	174,250

			2,066,476

Italy — 0.0%
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34	112	106,680
6.375%	11/15/33	219	214,620
7.200%	07/18/36	44	45,650
7.721%	06/04/38	20	21,200
Wind Tre SpA,
Sr. Sec’d. Notes, 144A
5.000%	01/20/26	400	347,820

			735,970

Japan — 0.0%
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22	100	98,028
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
3.761%	07/26/23	100	99,486
Mitsubishi UFJ Trust & Banking Corp.,
Sr. Unsec’d. Notes, 144A
2.450%	10/16/19	200	198,930
MUFG Bank Ltd.,
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	202,152

A814

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Japan (cont’d.)
ORIX Corp.,
Sr. Unsec’d. Notes
3.700%	07/18/27	100	$95,849
Sumitomo Mitsui Banking Corp., Gtd. Notes
2.450%	01/16/20	600	594,536

			1,288,981

Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23(a)	975	982,313
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22(a)	1,075	1,044,094
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.625%	08/01/24(a)	775	763,143
Intelsat Connect Finance SA,
Gtd. Notes, 144A
9.500%	02/15/23	282	280,590
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	779	717,654
7.500%	04/01/21(a)	310	313,875
Gtd. Notes, 144A
8.500%	10/15/24	664	671,304
9.750%	07/15/25	130	137,638
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	643	676,758
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21	22	21,340
8.125%	06/01/23	139	123,363
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23	100	97,060

			5,829,132

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
6.125%	03/30/40	100	118,233
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
5.700%	01/11/25	405	412,088
6.125%	05/05/25	925	955,857
Coca-Cola Femsa SAB de CV,
Gtd. Notes
3.875%	11/26/23	150	150,028
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	750	669,383
Petroleos Mexicanos,
Gtd. Notes
6.500%	03/13/27	241	246,182
6.625%	06/15/35	500	496,750

			3,048,521

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands — 0.1%
ABN AMRO Bank NV,
Sub. Notes, 144A
4.750%	07/28/25	500	$501,245
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22	500	497,158
4.625%	12/01/23	250	253,811
Sr. Unsec’d. Notes, MTN, 144A
4.750%	01/15/20	200	203,825
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.500%	10/01/19	400	397,748
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
4.625%	06/15/22	210	211,838
Shell International Finance BV,
Gtd. Notes
3.250%	05/11/25	150	146,729
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	895	893,881
Ziggo BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	245	229,871

			3,336,106

New Zealand — 0.0%
ANZ New Zealand Int’l Ltd.,
Gtd. Notes, 144A
2.600%	09/23/19	600	597,918
2.875%	01/25/22	200	194,346

			792,264

Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.450%	01/17/23	155	149,311
3.150%	01/23/22	46	45,796
7.250%	09/23/27	160	199,669

			394,776

South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
4.000%	09/11/27	200	184,340

South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	250	245,938

Spain — 0.0%
Telefonica Emisiones SAU,
Gtd. Notes
7.045%	06/20/36	160	193,024

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
4.875%	01/27/20	400	408,736
Sub. Notes, 144A
4.875%	05/13/21	550	562,394

A815

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Sweden (cont’d.)
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	309	$305,618
Swedbank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.200%	03/04/20	300	295,595

			1,572,343

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19	100	102,004
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	250	243,146
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25	300	289,350
3.800%	06/09/23	400	395,176
Glencore Funding LLC,
Gtd. Notes, 144A
4.625%	04/29/24	160	160,981
UBS AG,
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19	500	497,949

			1,688,606

United Arab Emirates — 0.0%
DAE Funding LLC,
Gtd. Notes, 144A
4.500%	08/01/22	67	65,325
5.000%	08/01/24	73	71,449
Shelf Drilling Holdings Ltd.,
Gtd. Notes, 144A
8.250%	02/15/25	303	312,469

			449,243

United Kingdom — 0.3%
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
4.375%	08/15/27	400	379,999
Barclays PLC,
Jr. Sub. Notes
7.750%	12/29/99	200	200,499
8.250%	12/29/49	200	201,749
Sr. Unsec’d. Notes
3.650%	03/16/25	350	328,677
3.684%	01/10/23	350	340,866
4.375%	01/12/26	200	194,007
Sub. Notes
5.200%	05/12/26	400	393,024
BP Capital Markets PLC,
Gtd. Notes
3.224%	04/14/24	220	215,070
3.279%	09/19/27	700	669,591
3.814%	02/10/24	350	354,127
British Airways 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	03/20/33	400	395,062

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30	50	$71,019
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27	110	130,090
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23	405	412,983
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.600%	05/25/23	440	435,624
3.900%	05/25/26	700	678,837
4.000%	03/30/22	250	253,058
Sub. Notes
4.250%	08/18/25	300	294,326
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.500%	10/01/27	200	163,960
Lloyds Banking Group PLC,
Sub. Notes
4.582%	12/10/25	500	490,896
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
6.250%	02/25/20	200	207,601
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
2.375%	06/24/22	250	239,989
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35	130	138,847
7.000%	08/04/41	120	142,485
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%	12/29/49	200	214,250
Sub. Notes
6.000%	12/19/23	481	500,394
6.125%	12/15/22	495	517,570
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	300	305,308
Virgin Media Finance PLC,
Gtd. Notes, 144A
6.375%	04/15/23	230	235,463
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	01/15/25	450	450,000
Vodafone Group PLC,
Sr. Unsec’d. Notes
2.950%	02/19/23	150	144,672
6.150%	02/27/37	175	193,258

			9,893,301

United States — 8.5%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	125	124,095
6.900%	03/01/19	100	101,673
9.500%	07/15/24	200	256,083

A816

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18	179	$178,921
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	265	266,325
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	405	401,963
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	185	196,563
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	350	311,063
ADT Security Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22(a)	320	302,799
4.125%	06/15/23	580	554,613
AECOM,
Gtd. Notes
5.125%	03/15/27	340	332,009
5.875%	10/15/24(a)	257	271,778
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	290	292,538
5.500%	04/15/25	37	37,925
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	280	275,799
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	150	191,418
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	275	257,055
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23(a)	335	300,663
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25(a)	107	101,784
7.000%	03/15/27(a)	95	91,199
Sr. Sec’d. Notes
7.500%	07/15/23	61	64,203
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23	92	91,917
3.850%	12/01/42	70	65,449
5.600%	03/15/33	150	165,955
6.000%	03/01/39	95	114,499
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44	100	104,383
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	421	378,899
6.625%	06/15/24	790	759,388

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	800	$845,999
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	150	146,887
Allergan, Inc.,
Gtd. Notes
2.800%	03/15/23	187	178,300
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	228	229,709
Gtd. Notes, MTN, 144A
5.875%	11/01/21	90	91,799
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	301	299,495
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	142	139,326
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	170	205,913
Sr. Unsec’d. Notes
4.125%	02/13/22	1,403	1,401,246
4.625%	03/30/25	120	119,099
5.125%	09/30/24(a)	285	293,549
Sub. Notes
5.750%	11/20/25(a)	480	495,599
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	400	404,499
5.500%	05/15/26	300	299,625
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	80	77,186
3.875%	08/22/37	480	469,944
4.800%	12/05/34(a)	250	272,727
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	405	387,788
5.875%	02/15/22	15	15,113
5.875%	11/15/26	30	28,725
6.125%	05/15/27	67	64,153
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	148	141,525
5.000%	04/01/24	610	600,849
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	112	112,185
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	191	195,969
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	119	114,989

A817

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	184	$177,716
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	184	175,519
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	277	269,928
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	785	781,742
6.250%	03/15/26(a)	270	265,275
6.500%	04/01/27	454	449,451
6.625%	10/15/22	52	53,105
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22	300	288,887
3.000%	10/30/24	250	238,801
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	250	243,116
3.900%	04/01/26	200	195,524
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	240	236,047
5.900%	11/01/21	100	106,312
American Tower Trust,
Pass-Through Certificates, REIT, 144A
3.070%	03/15/48	100	97,636
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	47	46,304
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	333	318,015
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	450	442,125
5.625%	05/20/24	20	19,849
5.750%	05/20/27	128	125,439
5.875%	08/20/26	132	131,009
Amgen, Inc.,
Sr. Unsec’d. Notes
4.563%	06/15/48	200	196,137
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	285	290,045
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	210	218,399
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	350	394,051
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
8.700%	03/15/19	100	102,513

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.875%	06/01/23	100	$96,007
4.500%	12/05/36	100	97,327
Andeavor Logistics LP,
Jr. Sub. Notes
6.875%	12/31/49	160	160,719
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.250%	10/15/22	94	96,585
6.375%	05/01/24	195	206,700
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	130	134,225
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	145	145,906
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22(a)	680	690,539
5.375%	11/01/21	57	57,730
5.625%	06/01/23	310	317,363
Anthem, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	140	138,141
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	79	77,765
5.100%	09/01/40	145	143,410
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	125	155,424
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22	700	678,402
2.850%	05/11/24	45	43,625
3.000%	02/09/24	55	53,918
3.850%	05/04/43	600	577,522
4.500%	02/23/36	600	645,057
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	370	363,063
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	180	181,125
5.900%	02/01/27	480	488,453
6.750%	01/15/28(a)	221	228,459
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	425	429,484
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25	229	225,472
4.350%	06/15/45	250	215,368
5.800%	02/15/19	55	55,640
6.350%	03/15/40	170	186,945
6.375%	03/01/41	170	187,318
Sr. Unsec’d. Notes, 144A
4.300%	02/15/30	200	192,339

A818

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.900%	08/15/37	1,500	$1,439,486
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22	343	343,724
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	307,443
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23	200	193,894
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24(a)	265	268,975
Avaya, Inc., Escrow Shares,
First Lien
— %^(d)(p)	04/01/19(a)	245	25
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.500%	11/01/27	150	136,903
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	40	39,788
Gtd. Notes, 144A
5.250%	03/15/25	199	186,563
6.375%	04/01/24(a)	780	776,099
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	150	146,999
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21(a)	150	149,813
5.250%	04/01/25	280	267,399
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	100	105,274
Ball Corp.,
Gtd. Notes
4.875%	03/15/26	47	46,859
5.000%	03/15/22	50	51,638
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	11/15/21	110	110,029
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26(a)	225	228,263
Bank of America Corp.,
Jr. Sub. Notes
6.100%	12/29/49	155	162,363
Sr. Unsec’d. Notes
3.004%	12/20/23	890	863,687
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	47	46,347
Sr. Unsec’d. Notes, MTN
2.881%	04/24/23	1,200	1,166,844
3.093%	10/01/25	379	361,043
3.124%	01/20/23	32	31,427
3.248%	10/21/27	750	695,654
4.100%	07/24/23	100	101,992
Sub. Notes, MTN

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.000%	01/22/25	500	$493,431
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
5.450%	05/15/19	100	101,677
Sr. Unsec’d. Notes, MTN
2.050%	05/03/21	40	38,804
2.661%	05/16/23	150	145,163
3.442%	02/07/28	300	290,340
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	45	44,831
5.875%	05/15/23	3,351	3,267,225
6.125%	04/15/25(a)	693	658,350
7.500%	07/15/21	83	84,556
8.500%	01/31/27	71	74,550
9.000%	12/15/25	342	368,078
9.250%	04/01/26	113	121,899
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	500	500,000
6.500%	03/15/22	59	61,360
7.000%	03/15/24	581	613,827
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	01/15/20	83	82,373
2.850%	10/26/24	325	310,988
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	127	153,743
Berkshire Hathaway Finance Corp.,
Gtd. Notes
5.750%	01/15/40	180	216,516
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	55	55,275
Sec’d. Notes, 144A
4.500%	02/15/26	123	116,849
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	50	52,813
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	695	713,244
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	196	192,569
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	200	198,768
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	150	145,845
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	202	203,515
6.375%	04/01/26	155	159,456
6.875%	05/15/23	512	537,855
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	183	193,523

A819

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	110	$100,925
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22	59	43,069
Sr. Sec’d. Notes, 144A
8.750%	03/01/23(a)	78	76,245
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	185	177,822
3.850%	02/01/25	150	144,537
Buckeye Partners LP,
Jr. Sub. Notes
6.375%	01/22/78	185	175,583
Sr. Unsec’d. Notes
2.650%	11/15/18	115	114,980
5.850%	11/15/43	125	120,544
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	510	513,980
7.950%	08/15/30	100	136,119
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	430	423,013
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	50	50,188
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	103	108,536
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	34	34,849
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	23	20,815
Sec’d. Notes, 144A
8.000%	12/15/22(a)	164	156,619
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	39	39,683
6.375%	07/01/26	33	33,578
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	355	328,819
Sr. Unsec’d. Notes
5.750%	01/15/25(a)	245	216,825
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24	270	269,131
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	300	291,893
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24	360	353,653

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	161	$164,421
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	225	220,373
CBS Corp.,
Gtd. Notes
5.900%	10/15/40	100	110,447
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24	135	129,732
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	106	108,805
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/24	290	294,713
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	486	456,791
5.125%	05/01/27	1,595	1,511,263
5.375%	05/01/25	10	9,925
5.500%	05/01/26	485	479,544
5.750%	02/15/26	1,500	1,503,749
5.875%	04/01/24	1,589	1,614,821
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	136	137,699
5.000%	09/01/25(a)	425	422,769
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	30	29,849
Celgene Corp.,
Sr. Unsec’d. Notes
3.950%	10/15/20	100	101,304
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	158	159,778
4.750%	01/15/25	225	224,438
6.125%	02/15/24	95	99,749
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	70	71,252
5.850%	01/15/41	110	127,014
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	205	194,749
6.125%	11/15/23	445	458,906
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25(a)	180	176,003
5.800%	03/15/22	185	188,238
6.450%	06/15/21	95	98,563
6.750%	12/01/23	45	46,744
7.500%	04/01/24(a)	695	741,913
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28	200	209,749
7.750%	07/15/25	200	212,499

A820

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.450%	07/22/20	25	$25,622
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	300	304,628
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	365	381,275
7.000%	05/15/25(a)	155	164,376
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	40	40,149
5.875%	03/31/25	650	683,313
Cheniere Energy Partners LP,
Gtd. Notes, 144A
5.625%	10/01/26	79	79,569
Sr. Sec’d. Notes
5.250%	10/01/25	79	79,097
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	52	54,339
7.000%	10/01/24	230	229,999
8.000%	01/15/25(a)	233	240,281
8.000%	06/15/27(a)	430	438,599
Sec’d. Notes, 144A
8.000%	12/15/22(a)	628	656,259
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	160	154,207
3.191%	06/24/23	95	94,311
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	194	108,698
Sec’d. Notes, 144A
8.125%	06/30/24(a)	388	322,575
Sr. Sec’d. Notes
5.125%	08/01/21(a)	195	189,638
6.250%	03/31/23	244	231,727
Sr. Sec’d. Notes, 144A
8.625%	01/15/24	384	397,919
Chubb INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23	170	164,354
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	284	260,569
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25	99	92,318
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	175	211,146
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	373	366,939
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	7	7,017

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.250%	03/07/25	75	$76,499
Sub. Notes
6.125%	03/09/28	39	40,755
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	94	93,765
Citigroup, Inc.,
Jr. Sub. Notes
5.950%	12/29/49	70	70,613
6.125%	12/29/49	115	119,816
6.250%	12/29/49	70	73,063
Sr. Unsec’d. Notes
2.876%	07/24/23	250	241,688
2.900%	12/08/21	420	411,290
3.750%	06/16/24	420	416,443
3.887%	01/10/28	950	922,297
8.125%	07/15/39	42	60,626
Sub. Notes
3.875%	03/26/25	205	199,342
4.050%	07/30/22	250	252,114
5.500%	09/13/25	115	122,514
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%(d)	03/15/20	56	34,719
9.000%(d)	03/15/19	485	300,699
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	245	245,613
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	2,863	2,913,103
6.500%	11/15/22	27	27,506
7.625%	03/15/20	1,079	1,081,698
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	135	125,549
Gtd. Notes, 144A
5.375%	02/01/25	95	88,113
Clearway Energy Operating LLC,
Gtd. Notes
5.000%	09/15/26	35	33,513
5.375%	08/15/24	47	47,235
Gtd. Notes, 144A
5.750%	10/15/25	70	70,615
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25	45	43,763
Sr. Sec’d. Notes, 144A
4.875%	01/15/24	55	54,175
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	235	231,709
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	45	42,107
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	58	57,584
4.500%	03/01/26	42	42,470

A821

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		201	$ 196,979
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		161	164,623
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26		40	39,699
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24		57	54,293
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		805	817,075
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	(a)	300	278,187
3.375%	02/15/25		300	290,400
3.600%	03/01/24		200	198,495
4.250%	01/15/33		150	147,047
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		74	73,378
5.375%	07/15/27		48	45,119
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		70	67,375
6.000%	06/15/25		1,056	1,087,679
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		116	116,145
Constellation Brands, Inc.,
Gtd. Notes
4.750%	12/01/25		160	163,903
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25		120	113,699
Constellium NV,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25	(a)	250	253,125
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20		150	155,465
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25		377	379,916
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		25	24,722
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28		365	362,272
5.000%	09/15/22		71	72,030
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		330	323,813

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23		450	$431,999
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24		108	108,159
Coty, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	04/15/26	(a)	420	391,388
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25		98	98,979
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		250	253,438
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25		153	156,251
6.250%	04/01/23		280	289,799
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26		90	82,349
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes, 144A
4.750%	02/01/26	(a)	66	63,029
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		325	340,719
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		235	227,949
6.625%	10/15/25		940	990,525
Sr. Unsec’d. Notes
5.250%	06/01/24	(a)	120	117,299
6.750%	11/15/21		116	122,235
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		500	581,250
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25		45	45,899
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25		33	33,825
Curo Group Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.250%	09/01/25		198	190,577
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		722	765,319
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		205	197,716
4.100%	03/25/25		400	398,929
4.780%	03/25/38		1,200	1,194,251
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36		173	170,327

A822

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24		75	$ 76,406
5.375%	03/15/27		33	33,743
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		158	155,188
6.500%	06/01/26		570	580,859
Dana, Inc.,
Sr. Unsec’d. Notes
5.500%	12/15/24		90	89,010
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		635	605,631
5.125%	07/15/24		244	235,460
5.750%	08/15/22		95	96,862
DCP Midstream LP,
Jr. Sub. Notes
7.375%	06/15/99		161	160,195
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	(a)	260	253,500
5.375%	07/15/25		51	51,956
Gtd. Notes, 144A
6.750%	09/15/37		115	123,050
Deere & Co.,
Sr. Unsec’d. Notes
8.100%	05/15/30		230	308,695
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25		231	232,733
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		476	490,269
7.125%	06/15/24		130	139,451
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		945	1,010,047
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25		390	367,088
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%^	02/10/24		453	496,196
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29		148	146,491
Delta Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	09/15/26		52	52,650
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22		22	20,240
Sec’d. Notes, 144A
7.500%	02/15/24	(a)	93	95,790
9.250%	03/31/22		193	208,440
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25		137	142,309

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25		115	$117,300
Gtd. Notes, 144A
4.750%	11/01/24		79	79,099
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	(a)	332	237,380
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27		125	118,750
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40		250	274,698
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	683	619,823
5.875%	07/15/22	(a)	57	55,635
5.875%	11/15/24	(a)	3,146	2,819,603
6.750%	06/01/21		442	451,393
7.750%	07/01/26	(a)	714	673,516
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		350	357,438
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25		128	124,800
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24		200	195,488
5.250%	08/01/33		150	158,358
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34		225	215,655
8.850%	09/15/21		90	101,456
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23		260	265,850
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	46,045
Duke Energy Carolinas LLC,
First Ref. Mortgage
6.000%	01/15/38		48	58,991
Duke Energy Indiana LLC,
Sr. Unsec’d. Notes
6.120%	10/15/35		50	60,652
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23		136	137,649
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35		100	114,773
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		105	103,908
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43		67	61,955

A823

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Eaton Corp.,
Gtd. Notes
4.000%	11/02/32		24	$ 23,743
6.950%	03/20/19		65	66,273
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	01/14/23		200	197,332
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	(a)	252	255,150
7.000%	08/01/23		21	22,103
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		912	912,000
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20		49	48,108
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24		155	166,819
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24		300	302,250
5.750%	09/15/25		300	302,250
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		400	355,000
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	(a)	401	374,434
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		264	257,400
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		525	522,375
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23		133	132,169
5.500%	06/01/27		110	114,158
5.875%	01/15/24		145	152,613
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26		225	227,326
4.900%	02/01/24		100	103,069
6.050%	06/01/41		250	261,603
6.625%	10/15/36		140	156,231
Jr. Sub. Notes
6.625%	02/15/28		162	155,115
EnLink Midstream Partners LP,
Jr. Sub. Notes
6.000%	12/15/22		171	154,595
Sr. Unsec’d. Notes
4.150%	06/01/25		95	90,080
4.400%	04/01/24		295	286,418
4.850%	07/15/26		160	155,122
5.600%	04/01/44		140	124,683

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24		27	$ 23,186
5.200%	03/15/25		120	104,400
5.750%	10/01/44		7	5,233
7.750%	02/01/26		43	42,678
8.000%	01/31/24		45	45,338
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26		450	428,018
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24		170	184,824
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23		100	102,217
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24		320	308,000
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25		350	349,409
4.875%	08/16/77		59	56,164
5.375%	02/15/78		116	107,435
6.875%	03/01/33		200	248,016
7.550%	04/15/38		185	242,826
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22		147	151,145
Gtd. Notes, 144A
5.125%	07/01/22		194	198,753
6.250%	12/01/24		125	134,375
Sr. Unsec’d. Notes, 144A
8.750%	10/15/26		332	332,000
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		150	144,545
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20		84	83,370
Sec’d. Notes, 144A
8.000%	02/15/25		235	179,775
9.375%	05/01/24	(a)	374	308,550
Sr. Sec’d. Notes, 144A
7.750%	05/15/26		843	863,021
8.000%	11/29/24	(a)	421	424,158
EPR Properties,
Gtd. Notes
4.500%	06/01/27		150	143,368
4.950%	04/15/28		200	196,531
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23		250	255,938
5.875%	01/15/26		651	669,716
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22		100	103,250
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.625%	03/15/42		22	24,052

A824

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
7.000%	10/15/37		150	$187,851
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		200	204,472
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		100	97,447
4.625%	12/15/21		108	111,345
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		202	195,435
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25		36	34,605
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	(a)	363	386,595
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32		50	63,757
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22		120	118,912
5.750%	10/01/41		250	254,526
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		50	50,448
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26		15	13,275
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		80	73,117
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25		71	70,375
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	136,376
Fifth Third Bank/Cincinnati OH,
Sr. Unsec’d. Notes
2.375%	04/25/19		200	199,652
Financial & Risk US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26		49	48,703
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		48	48,177
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		74	77,053
Sec’d. Notes, 144A
5.750%	01/15/24		1,431	1,454,254
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		1,470	1,492,418
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24		109	109,545
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25		30	28,650

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Florida Power & Light Co.,
First Mortgage
5.625%	04/01/34		100	$116,996
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31		214	237,697
7.500%	08/01/26		100	113,466
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.021%	05/03/19		200	198,791
3.810%	01/09/24		1,000	953,381
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23		635	613,855
4.000%	11/14/21		470	465,888
4.550%	11/14/24	(a)	430	417,100
5.400%	11/14/34		8	7,520
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	(a)	295	278,775
Sr. Unsec’d. Notes
7.125%	01/15/23		110	77,825
7.625%	04/15/24		22	14,190
10.500%	09/15/22		170	151,300
11.000%	09/15/25	(a)	1,205	939,551
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24		235	224,131
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	(a)	542	545,388
GCI LLC,
Sr. Unsec’d. Notes
6.750%	06/01/21		370	374,625
6.875%	04/15/25		275	284,361
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26		325	319,719
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		1,000	977,116
3.373%	11/15/25		900	856,774
4.418%	11/15/35		1,057	994,800
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		40	38,599
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24		45	44,310
5.500%	01/08/20		145	149,189
6.000%	08/07/19		100	102,591
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21		72	74,346
5.875%	01/14/38		200	223,249
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		170	168,140
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		760	810,250

A825

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.750%	04/01/46		150	$162,361
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		200	194,532
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		134	126,630
6.000%	05/15/23		52	51,285
6.250%	05/15/26		50	47,625
6.750%	08/01/22		10	10,200
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24		357	395,378
GEO Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22	(a)	585	587,925
5.875%	10/15/24		165	157,988
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22		200	199,012
4.000%	09/01/36		400	385,351
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		145	144,275
7.000%	06/15/23		95	96,188
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		200	203,240
5.750%	06/01/28		200	205,750
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		376	381,407
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21		500	482,406
2.876%	10/31/22		125	121,899
3.000%	04/26/22		200	195,947
3.272%	09/29/25		700	668,851
3.500%	01/23/25		1,200	1,162,378
3.750%	05/22/25		350	343,035
3.750%	02/25/26		250	242,916
4.411%	04/23/39		200	193,862
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		256	263,882
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23		200	193,236
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22		24	12,549
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	(a)	319	293,081
5.000%	05/31/26		100	94,025
5.125%	11/15/23	(a)	230	230,000
Government Properties Income Trust,
Sr. Unsec’d. Notes
3.750%	08/15/19		275	276,026

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26		59	$60,401
Graphic Packaging International LLC,
Gtd. Notes
4.750%	04/15/21		30	30,300
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		75	72,469
5.875%	07/15/26		185	183,381
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	(a)	197	192,075
6.375%	05/15/25		239	234,220
6.625%	05/01/23		10	10,175
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		220	219,450
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25		220	211,200
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21		100	111,749
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	114,820
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	(a)	355	339,469
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		92	88,205
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35		225	230,913
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		2,672	2,725,440
5.625%	09/01/28		115	115,575
5.875%	05/01/23		775	817,625
5.875%	02/15/26		2,005	2,087,706
7.500%	02/15/22		150	164,250
Sr. Sec’d. Notes
5.000%	03/15/24		548	561,700
5.250%	06/15/26		365	375,494
5.500%	06/15/47		116	117,595
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		225	219,998
Sr. Unsec’d. Notes, REIT
3.150%	08/01/22		75	73,032
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		192	192,480
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		134	141,705
7.750%	06/01/24		430	462,706

A826

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22	(a)	55	$51,013
7.375%	01/15/21	(a)	90	89,888
Gtd. Notes, 144A
5.500%	10/15/24	(a)	905	751,150
Sec’d. Notes, 144A
7.625%	06/01/22	(a)	540	533,250
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		532	500,080
Hexion, Inc./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20		65	53,463
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		229	223,447
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22		50	45,000
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		579	593,475
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		62	60,004
Gtd. Notes, 144A
5.125%	05/01/26		285	283,575
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24		30	30,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		393	382,684
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		116	118,610
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		482	461,814
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22		150	146,963
3.750%	02/15/24		110	112,122
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24		150	146,498
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		80	77,400
Sr. Sec’d. Notes
5.250%	08/01/26		404	393,900
6.500%	06/15/19		180	183,600
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21		229	227,016
Huntsman International LLC,
Gtd. Notes
5.125%	11/15/22		625	643,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22		50	$50,625
6.000%	08/01/20		175	178,180
6.250%	02/01/22		81	83,025
6.375%	12/15/25		143	143,536
6.750%	02/01/24		34	34,808
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%(d)	12/15/19		528	397,319
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.780%(cc)	12/21/65		215	195,650
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
5.030%(cc)	12/21/65		275	248,875
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23		50	49,226
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A
7.125%	05/01/21		183	184,599
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		1,303	1,320,656
Sr. Sec’d. Notes, 144A
5.750%	08/15/20		109	110,499
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	(a)	385	394,078
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24		225	218,484
4.000%	12/15/32		201	204,065
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23		318	326,064
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28		50	50,444
5.000%	09/26/48		100	100,288
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		695	721,063
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		425	449,580
8.625%	01/15/22		230	261,403
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38		100	138,339
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		320	323,200
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		373	374,188

A827

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26		240	$235,800
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26	(a)	224	219,520
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	(a)	307	303,930
6.000%	08/15/23		225	230,767
Gtd. Notes, 144A
4.875%	09/15/27		59	54,133
5.250%	03/15/28		77	71,418
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22		95	104,519
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		620	641,700
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		105	105,788
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24		120	118,620
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26		105	108,938
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		220	214,225
5.875%	07/15/24		541	532,885
6.750%	02/15/28		213	211,669
7.250%	06/01/21		221	224,315
7.250%	06/01/21		90	91,350
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		200	184,500
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		100	116,938
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26		100	100,245
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.700%	01/06/23		100	97,156
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		100	100,598
5.000%	03/30/20		100	102,007
5.700%	03/01/41		128	137,483
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		56	57,243
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23		50	48,822
5.300%	10/01/41		175	192,647

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	61	$60,085
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.000%	01/15/20	75	73,771
3.430%	06/15/27	435	402,105
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	360	331,303
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	320	330,496
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	480	495,840
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	108	107,730
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35	300	296,344
5.000%	06/04/42	250	238,709
Kroger Co. (The),
Gtd. Notes
7.700%	06/01/29	150	182,180
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28	43	36,993
6.750%	07/01/36	305	251,625
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18	105	104,999
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	71	71,178
5.250%	10/01/25	82	77,080
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	118	119,770
5.375%	01/15/24	88	89,760
5.750%	02/01/26	15	15,544
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	8	7,940
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	65	63,375
4.750%	11/29/27	60	57,600
5.250%	06/01/26	150	148,688
5.875%	11/15/24	160	166,600
4.500%	04/30/24	75	73,440
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	67	65,915
5.375%	01/15/24	488	487,629
5.375%	05/01/25	842	839,887
5.625%	02/01/23	50	50,568

A828

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		100	$99,720
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26		68	66,810
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22		75	77,677
7.800%	03/07/87		66	77,220
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25		300	365,653
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22		135	136,957
6.150%	04/07/36		7	7,985
6.250%	02/15/20		100	103,640
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		127	124,460
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23		138	137,759
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.070%	12/15/42		108	104,981
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		167	163,034
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23		335	348,819
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		200	203,181
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		70	58,625
5.625%	10/15/23	(a)	497	439,845
5.750%	08/01/22		74	68,265
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		250	245,292
Marriott Ownership Resorts, Inc.,
Gtd. Notes, 144A
6.500%	09/15/26		132	135,485
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27		250	229,643
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		215	214,463
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32		180	197,283
Masonite International Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	09/15/26		474	475,185

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	10/17/22		184	$177,338
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	(a)	220	218,350
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/27		16	15,922
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	(a)	648	635,040
Sr. Unsec’d. Notes
3.150%	03/15/23	(a)	63	54,968
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35		110	114,344
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/20		330	334,078
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25		100	99,168
4.375%	03/15/35		100	103,417
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.800%	05/18/23		125	122,459
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		150	142,201
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22		560	566,160
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24		265	271,625
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	1,125	1,049,063
6.000%	03/15/23		1,160	1,199,150
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22		85	82,991
2.400%	08/08/26		425	391,873
2.875%	02/06/24		58	56,701
4.200%	11/03/35	(a)	300	312,949
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		295	308,732
MMC Energy, Inc., Escrow Shares,
First Lien^
— %(p)	10/15/99		60	—
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		100	101,658
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%	01/24/29	(a)	500	479,947

A829

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.000%	07/23/25		500	$498,333
5.500%	01/26/20		250	257,472
5.500%	07/28/21		450	473,695
7.300%	05/13/19		600	615,975
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28	(a)	1,700	1,612,943
Sub. Notes, MTN
4.100%	05/22/23		260	261,610
5.000%	11/24/25	(a)	350	362,491
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27		50	48,371
5.450%	11/15/33	(a)	500	510,085
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		422	437,825
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		100	98,608
4.875%	12/01/24		170	176,379
5.500%	02/15/23		815	831,546
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		225	222,084
MUFG Union Bank NA,
Sr. Unsec’d. Notes
2.250%	05/06/19		250	249,308
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23		100	95,364
Nabors Industries, Inc.,
Gtd. Notes
5.100%	09/15/23		9	8,580
5.500%	01/15/23		108	106,089
Gtd. Notes, 144A
5.750%	02/01/25		356	341,285
National City Corp.,
Sub. Notes
6.875%	05/15/19		125	128,220
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27		300	281,528
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		97	101,588
9.125%	07/15/26		96	100,560
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		140	140,168
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	(a)	158	164,320
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		100	102,452
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21		427	280,486
Gtd. Notes, Cash coupon 8.750% or PIK 9.500%, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
8.750%	10/15/21	296	$195,436
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	75	70,148
5.750%	03/01/24	25	25,625
5.875%	02/15/25	50	51,688
Sr. Unsec’d. Notes, 144A
4.875%	04/15/28(a)	675	634,500
5.875%	11/15/28	91	90,659
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	225	254,143
6.650%	04/01/36	200	252,811
7.125%	03/15/19	100	102,049
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	34	28,049
8.000%	05/01/31	170	143,649
8.700%	05/01/30(a)	110	97,075
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	30	22,725
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	150	153,000
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	170	203,033
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	150	142,632
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	150	142,666
5.375%	04/01/36	100	96,382
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	160	165,800
5.625%	07/01/24	50	52,688
5.750%	01/30/22	106	110,903
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	200	195,750
6.125%	02/15/22	55	55,894
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	150	148,801
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	48	47,040
4.500%	09/15/27	48	45,960
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	40	40,300
4.875%	08/15/27	55	54,725
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	170	166,600
5.500%	10/01/21	150	150,750

A830

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	465	$453,375
NiSource, Inc.,
Sr. Unsec’d. Notes
5.650%	02/01/45		139	155,250
6.250%	12/15/40		135	156,466
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41		200	214,001
Noble Holding International Ltd.,
Gtd. Notes
6.200%	08/01/40		65	50,456
7.750%	01/15/24		119	118,108
7.950%	04/01/25		107	104,459
8.950%	04/01/45		23	22,281
Gtd. Notes, 144A
7.875%	02/01/26		175	181,563
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		100	101,528
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.050%	08/15/52		54	50,529
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 9.500% or PIK N/A, 144A
9.500%	05/15/23		33	35,320
Northern Trust Corp.,
Sub. Notes
3.375%	05/08/32		150	139,817
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31		175	231,177
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22		50	51,125
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		250	244,250
6.250%	08/15/24		400	409,500
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		76	78,409
6.250%	05/01/24		150	156,000
6.625%	01/15/27		135	141,750
7.250%	05/15/26		100	108,500
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		156	156,771
Gtd. Notes, 144A
5.375%	08/15/20		40	40,120
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		90	91,769
6.400%	12/01/37		80	97,739
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		140	138,425

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26		161	$160,598
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		137	139,395
6.875%	01/15/23		435	442,613
Gtd. Notes, 144A
6.250%	05/01/26	(a)	259	263,533
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		140	148,189
6.600%	03/01/33		75	94,033
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23		49	46,550
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22		200	200,103
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25		400	415,182
6.650%	10/01/36		50	58,542
Oracle Corp.,
Sr. Unsec’d. Notes
3.900%	05/15/35		600	580,664
4.300%	07/08/34		500	510,592
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/26		80	76,581
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25		175	180,250
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		184	186,023
5.875%	03/15/25		96	96,959
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%	01/15/22		50	50,250
5.375%	01/15/25		100	99,000
5.875%	08/15/23		75	77,156
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.600%	06/15/43		50	47,828
6.050%	03/01/34		260	295,527
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%	10/24/67		300	269,763
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		285	283,575
5.375%	01/15/25		90	90,225
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23	(a)	110	111,375
6.625%	08/01/26		153	154,913

A831

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23	100	$104,000
7.250%	06/15/25	121	127,050
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	73	74,551
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	68	69,190
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	150	144,153
Penn VA Corp., Escrow Shares,
Sr. Unsec’d. Notes^
— %(p)	05/01/20	48	168
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	276	268,327
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.200%	04/01/27	555	544,723
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32	100	121,190
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	693	498,094
8.875%	06/01/25	307	220,979
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	458	375,418
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26	71	73,663
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	200	188,636
3.605%	02/15/25	200	192,898
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	305	293,563
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27	151	142,695
Plains All American Pipeline LP,
Jr. Sub. Notes
6.125%	12/31/49	175	170,406
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	150	144,369
6.700%	05/15/36	85	91,502
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	449	446,755
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	765	736,969

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK 8.500%, 144A
8.500%	12/01/22	213	$219,564
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	210	198,566
5.500%	03/01/25	220	218,350
5.750%	03/01/27(a)	459	449,820
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	75	107,923
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	50	49,115
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24(a)	200	202,250
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	550	588,225
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	350	344,072
7.000%	10/30/31	100	124,713
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	50	49,867
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42	56	52,448
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	54	52,583
5.375%	10/01/22	116	116,435
5.625%	03/01/26(a)	58	55,463
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22	50	50,625
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24	130	124,428
3.250%	05/20/27	200	188,225
4.650%	05/20/35	100	101,549
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	180	183,801
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	115	106,806
5.750%	05/01/25	342	341,573
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31	60	55,725
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	25	26,971

A832

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24		361	$351,109
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24		225	221,063
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		370	376,938
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	300	283,875
5.000%	03/15/23		125	122,500
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47		225	226,089
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22		225	223,139
Regions Financial Corp.,
Sr. Unsec’d. Notes
3.800%	08/14/23		150	149,216
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19		330	337,696
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24		183	111,058
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24		100	101,750
Sr. Sec’d. Notes
5.750%	10/15/20		804	806,370
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		180	179,100
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		206	206,515
Gtd. Notes, REIT
5.000%	04/15/23		425	423,938
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		500	448,125
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24		100	96,520
4.800%	12/15/43		200	205,143
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		140	136,809
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24		9	8,033
7.375%	06/15/25		68	67,660
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		225	225,000
5.375%	04/15/23		305	306,885

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Safeway, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/19		4	$4,010
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		40	38,100
San Diego Gas & Electric Co.,
First Mortgage
6.125%	09/15/37		50	60,070
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		33	18,810
7.750%	06/15/21		30	21,000
Sr. Sec’d. Notes, 144A
7.250%	02/15/23		27	26,595
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.000%	10/01/22		199	195,020
4.875%	09/01/24		385	380,669
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		243	257,276
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		266	252,700
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26		60	57,600
6.000%	10/15/23		580	595,950
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		22	22,110
5.250%	04/01/23		87	88,523
Select Income REIT,
Sr. Unsec’d. Notes
3.600%	02/01/20		100	99,462
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25		35	34,388
7.250%	03/15/26		74	73,815
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		31	30,768
5.625%	11/15/23		214	208,115
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		340	341,275
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19		250	249,892
6.750%	04/15/20	(a)	200	205,700
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23		661	661,826
5.000%	10/01/25		82	81,795
5.625%	11/01/24		222	229,215
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		200	210,500

A833

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22		300	$303,750
5.375%	05/15/24		170	172,795
7.500%	04/01/27		370	416,021
SESI LLC,
Gtd. Notes
7.750%	09/15/24		32	32,640
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		270	248,836
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21		370	370,000
6.125%	10/01/22		235	239,700
Gtd. Notes, 144A
5.625%	08/01/24	(a)	413	404,224
5.875%	03/15/26		12	11,701
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		75	74,340
5.000%	08/01/27		113	108,730
5.375%	04/15/25		305	306,144
6.000%	07/15/24		1,360	1,409,300
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		297	289,575
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	(a)	229	222,989
5.625%	06/01/25	(a)	250	249,063
6.625%	01/15/27	(a)	67	69,261
6.750%	09/15/26	(a)	54	56,093
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		195	213,038
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25		155	147,831
Southern California Edison Co.,
First Ref. Mortgage
5.550%	01/15/36		150	166,996
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21		180	179,525
4.400%	06/01/43		83	79,752
5.250%	08/15/19		150	152,893
5.875%	03/15/41		100	114,057
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		142	182,386
Southwestern Energy Co.,
Gtd. Notes
4.100%	03/15/22	(a)	120	119,550
6.200%	01/23/25	(a)	510	506,175
7.500%	04/01/26	(a)	103	107,893
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
5.950%	09/25/43		38	42,841

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Spectrum Brands Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%		01/15/22		415	$427,243
Spectrum Brands, Inc.,
Gtd. Notes
5.750%		07/15/25		513	518,130
6.125%		12/15/24		239	243,780
Springleaf Finance Corp.,
Gtd. Notes
5.625%		03/15/23		353	351,676
6.125%		05/15/22		135	139,219
6.875%		03/15/25		50	49,875
7.125%		03/15/26		175	174,125
7.750%		10/01/21		9	9,709
Sprint Capital Corp.,
Gtd. Notes
8.750%		03/15/32		1,316	1,480,500
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%		03/01/20		185	191,938
Sr. Unsec’d. Notes
6.000%		11/15/22		50	51,000
Sprint Corp.,
Gtd. Notes
7.125%		06/15/24		257	266,638
7.250%		09/15/21		181	191,408
7.625%		02/15/25	(a)	3,896	4,131,708
7.625%		03/01/26		315	333,506
7.875%		09/15/23		400	431,500
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%		08/15/24		325	326,625
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%		01/15/28		710	655,827
6.000%		10/15/25		20	20,449
Staples, Inc.,
Gtd. Notes, 144A
8.500%		09/15/25	(a)	1,040	980,199
State Street Corp.,
Sub. Notes
3.100%		05/15/23		96	93,878
Station Casinos LLC,
Gtd. Notes, 144A
5.000%		10/01/25		115	110,147
Steel Dynamics, Inc.,
Gtd. Notes
4.125%		09/15/25		40	38,100
5.000%		12/15/26		55	54,725
5.250%		04/15/23		165	167,442
5.500%		10/01/24		30	30,630
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%		10/01/26		44	44,715
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%		07/15/23		273	276,871
Gtd. Notes, 144A
5.125%		06/01/25		90	84,375

A834

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		62	$61,768
5.750%	04/15/25		150	144,375
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		350	348,848
4.650%	02/15/22		150	153,431
5.950%	12/01/25		119	127,969
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23		109	107,910
5.500%	02/15/26		47	45,402
5.875%	03/15/28		22	21,120
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.500%	05/01/19		65	64,906
2.700%	01/27/22		275	267,596
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		312	317,460
7.750%	11/15/22		440	457,050
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		170	168,206
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24		210	202,888
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
— %^(p)	02/01/28		1,038	—
— %^(p)	02/01/28		343	—
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		240	183,600
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		110	112,063
5.500%	01/15/28		160	161,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		288	281,160
5.125%	02/01/25		270	272,025
5.250%	05/01/23		20	20,225
6.750%	03/15/24		805	849,275
Gtd. Notes, 144A
5.000%	01/15/28		40	38,900
5.875%	04/15/26		43	44,344
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	241,376
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		150	159,347
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	425	372,938

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		100	$102,306
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		325	335,156
Gtd. Notes, 144A
5.500%	09/15/24	(a)	275	278,094
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		110	108,900
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	355	340,356
5.625%	10/15/23		764	762,090
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	(a)	325	320,125
Sec’d. Notes, 144A
7.500%	01/01/22		380	396,625
Sr. Sec’d. Notes
4.375%	10/01/21		85	84,632
4.500%	04/01/21		334	332,330
4.625%	07/15/24		948	921,930
Sr. Unsec’d. Notes
6.750%	02/01/20		22	22,739
6.750%	06/15/23	(a)	1,436	1,430,615
7.000%	08/01/25	(a)	204	201,450
8.125%	04/01/22		239	251,858
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		143	144,788
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26		260	231,075
5.375%	12/15/24		25	23,469
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		275	273,281
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		163	156,480
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		206	201,365
5.000%	01/31/28		115	106,950
6.625%	06/15/25		10	10,600
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Second Lien
— %(p)	12/30/18		165	1,650
— %(p)	10/10/99		725	7,250
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	177,339
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		300	302,409

A835

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	340	$422,263
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26	58	55,353
4.750%	02/01/28	286	269,198
6.375%	03/01/25	1,073	1,117,851
6.500%	01/15/24	160	166,200
6.500%	01/15/26	1,100	1,152,470
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
— %^(p)	02/01/28	1,193	—
Toll Brothers Finance Corp.,
Gtd. Notes
4.350%	02/15/28	25	22,945
5.625%	01/15/24	80	82,600
Torchmark Corp.,
Sr. Unsec’d. Notes
4.550%	09/15/28	150	150,724
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	290	294,713
6.375%	06/15/26	2	2,020
6.500%	07/15/24	160	163,920
6.500%	05/15/25	293	298,494
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	49	46,183
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	88	88,770
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	155	157,517
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	282	287,139
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22	65	64,756
6.800%	03/15/38	269	232,685
7.500%	04/15/31	89	84,550
9.350%	12/15/41	131	131,819
Gtd. Notes, 144A
7.500%	01/15/26	301	310,783
9.000%	07/15/23	170	184,875
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26	109	110,708
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24(a)	365	376,863
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	185	177,138
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25	383	369,231

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21(a)	185	$178,525
5.250%	06/01/22	140	131,950
7.750%	08/15/25	120	116,550
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	84	77,700
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	96	92,400
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25(a)	377	387,368
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34	70	70,433
Ultra Resources, Inc.,
Gtd. Notes, 144A
6.875%	04/15/22	496	235,600
7.125%	04/15/25(a)	313	126,765
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	208	208,000
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	80	81,760
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	166	164,390
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	243	226,189
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	220	217,800
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	205	198,850
4.875%	01/15/28	235	220,313
5.500%	07/15/25	105	107,100
5.500%	05/15/27	695	687,181
5.750%	11/15/24	625	643,000
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	270	274,050
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	164	162,565
6.875%	08/15/25	29	29,616
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25	430	427,965
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	29	28,128
2.875%	03/15/22	55	54,155
3.750%	07/15/25	100	100,476
4.625%	07/15/35	100	106,449

A836

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.700%	02/15/21	95	$97,878
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23(a)	330	315,149
Sr. Sec’d. Notes, 144A
6.000%	04/15/23(a)	507	491,789
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	35	33,425
5.125%	02/15/25	138	129,030
6.750%	09/15/22	9	9,203
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	480	490,662
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	156	157,825
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26	54	55,755
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27	320	323,523
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25	82	81,795
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32	30	38,205
Vantiv LLC/Vantiv Issuer Corp.,
Gtd. Notes, 144A
4.375%	11/15/25	200	190,000
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	315	285,075
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24	270	264,953
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24	200	200,662
4.875%	06/01/26	50	50,436
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.125%	03/16/22	132	130,726
4.272%	01/15/36	450	428,846
4.400%	11/01/34	283	275,977
4.500%	08/10/33	1,200	1,190,124
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	30	30,975
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24(a)	647	672,879
Viacom, Inc.,
Jr. Sub. Notes
5.875%	02/28/57	151	147,996
6.250%	02/28/57	63	62,074
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.875%	04/01/24	93	$91,371
6.875%	04/30/36	150	170,796
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23	624	688,669
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	325	319,967
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	550	539,000
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23	350	360,063
7.375%	11/01/22	90	93,488
7.625%	11/01/24	430	462,788
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	26	26,293
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	111	106,675
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	127	120,991
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	190	181,450
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42	100	91,488
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	127	125,034
Warner Media LLC,
Gtd. Notes
3.550%	06/01/24	230	223,052
3.600%	07/15/25	70	67,076
4.750%	03/29/21	100	103,021
Weatherford International LLC,
Gtd. Notes, 144A
9.875%	03/01/25	88	84,920
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	17	14,875
6.500%	08/01/36	56	42,140
6.750%	09/15/40	27	20,655
7.000%	03/15/38	26	20,150
7.750%	06/15/21	37	36,815
8.250%	06/15/23	80	75,600
9.875%	02/15/24(a)	97	95,060
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	175	191,188
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	148	150,405

A837

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21	89	$87,166
3.069%	01/24/23	600	585,613
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	200	193,876
Sub. Notes
5.375%	11/02/43	150	161,150
Sub. Notes, MTN
3.450%	02/13/23	475	466,587
4.100%	06/03/26(a)	724	715,662
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24	227	230,821
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	110	108,900
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	275	265,946
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22	100	98,361
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21(a)	469	480,725
6.250%	04/01/23	27	27,945
Sr. Unsec’d. Notes
6.625%	01/15/26(a)	135	140,400
WildHorse Resource Development Corp.,
Gtd. Notes
6.875%	02/01/25	145	149,713
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25	313	306,217
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25(a)	1,318	1,018,155
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	44	39,416
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26	184	182,620
Sr. Sec’d. Notes, 144A
4.875%	11/01/24	25	24,375
5.000%	08/01/23	160	160,000
5.625%	04/15/22	303	307,166
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.750%	06/01/26(a)	219	221,738
6.000%	01/15/22	93	96,371
8.250%	08/01/23	25	28,375
WR Grace & Co.,
Gtd. Notes, 144A
5.625%	10/01/24	40	42,100
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45	100	104,059

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24	40	$38,800
5.750%	04/01/27	41	38,643
6.350%	10/01/25	19	18,953
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	630	608,738
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/01/36	52	65,904
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	376	388,220
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23(a)	416	428,480
6.375%	05/15/25	424	440,014
Gtd. Notes, 144A
5.750%	01/15/27	187	187,000

			284,442,105

TOTAL CORPORATE BONDS (cost $348,949,566)			342,723,654

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	90	112,173

New York — 0.0%
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	202,073
5.647%	11/01/40	45	54,223

			256,296

TOTAL MUNICIPAL BONDS (cost $363,344)			368,469

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.9%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
3.883%(cc)	04/25/35	904	918,950
Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	46	46,378
Series 2004-25CB, Class A1
6.000%	12/25/34	1,356	1,367,288
Series 2004-27CB, Class A1
6.000%	12/25/34	523	525,066
Series 2004-32CB, Class 2A5
5.500%	02/25/35	401	403,713
Series 2005-21CB, Class A17
6.000%	06/25/35	802	773,203
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,397	1,371,728
Series 2005-J1, Class 6A1

A838

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.000%	02/25/20	176	$176,430
Series 2005-J3, Class 3A1
6.500%	09/25/34	52	51,248
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	104	103,159
BCAP LLC Trust,
Series 2007-AA2, Class 2A12
5.500%	04/25/37	1,575	1,257,112
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 11A
4.250%(cc)	05/25/34	370	384,107
Series 2004-9, Class 22A1
4.594%(cc)	11/25/34	249	252,692
Series 2005-6, Class 1A1
4.441%(cc)	08/25/35	254	232,937
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400%
2.616%(c)	10/25/34	215	186,533
Series 2005-AC6, Class 1A2, IO, 1 Month LIBOR x (1) +
5.000%
2.784%(c)	09/25/35	1,768	98,544
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2, 1 Month LIBOR + 0.500%
2.716%(c)	03/25/34	379	372,931
Citigroup Mortgage Loan Trust,
Series 2003-1, Class 3A5
5.250%	09/25/33	332	333,614
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%
4.820%(c)	10/25/35	510	516,819
Series 2006-4, Class 2A1A
6.000%	12/25/35	1,152	1,153,629
COLT Mortgage Loan Trust,
Series 2018-2, Class A1, 144A
3.470%(cc)	07/27/48	1,775	1,768,406
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-09, Class A7
5.250%	06/25/34	194	197,354
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%
2.896%(c)	02/25/35	370	362,208
Series 2004-J3, Class A7
5.500%	05/25/34	95	95,983
Series 2005-31, Class 3A1
3.596%(cc)	01/25/36	807	793,283
Series 2005-HYB1, Class 4A1
3.590%(cc)	03/25/35	262	253,049
Series 2005-HYB3, Class 2A2A
3.733%(cc)	06/20/35	1,211	1,218,996
Series 2006-10, Class 1A11
5.850%	05/25/36	121	98,601
Series 2006-15, Class A1
6.250%	10/25/36	167	137,940
Series 2006-18, Class 2A7
6.000%	12/25/36	234	206,366
Series 2006-HYB1, Class 2A2C
3.500%(cc)	03/20/36	775	711,501
Series 2006-HYB2, Class 2A1B

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.638%(cc)	04/20/36	1,395	$1,288,954
Series 2007-2, Class A16
6.000%	03/25/37	682	556,675
Series 2007-9, Class A11
5.750%	07/25/37	1,134	1,010,021
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 01A1
5.000%	11/25/20	143	124,487
Series 2005-10, Class 12A1
5.250%	11/25/20	18	16,182
Deephaven Residential Mortgage Trust,
Series 2018-2A, Class A1, 144A
3.479%(cc)	04/25/58	2,660	2,646,754
Series 2018-3A, Class A1, 144A
3.789%(cc)	08/25/58	500	500,315
Fannie Mae Connecticut Avenue Securities,
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250%
4.466%(c)	07/25/30	2,000	2,045,588
Series 2018-C05, Class 1M2, 1 Month LIBOR + 2.350%
4.566%(c)	01/25/31	750	762,190
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	169	194,048
Series 2002-T19, Class A2
7.000%	07/25/42	285	315,453
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	2,070	143,736
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	754	798,146
Series 2003-W10, Class 3A5
4.299%	06/25/43	484	486,766
Series 2004-W11, Class 1A1
6.000%	05/25/44	468	519,060
Series 2004-W11, Class 1PO, PO
7.010%(s)	05/25/44	354	263,508
Series 2004-W12, Class 1A2
6.500%	07/25/44	300	331,120
Series 2004-W12, Class 1PO, PO
4.070%(s)	07/25/44	488	408,684
Series 2009-W1, Class A
6.000%	12/25/49	207	226,932
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	219	235,724
Series 2003-49, Class YC
4.000%	06/25/23	115	115,636
Series 2003-78, Class B
5.000%	08/25/23	301	311,115
Series 2004-35, Class AZ
4.500%	05/25/34	441	457,727
Series 2004-70, Class EB
5.000%	10/25/24	49	50,319
Series 2006-008, Class FH, 1 Month LIBOR + 0.250%
2.466%(c)	03/25/36	556	550,983
Series 2006-044, Class P, PO
3.900%(s)	12/25/33	46	38,060

A839

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-077, Class PC
6.500%	08/25/36	78	$85,344
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
2.194%(c)	12/25/36	56	55,243
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450%
4.234%(c)	12/25/37	538	43,356
Series 2008-85, Class EB
5.000%	09/25/28	45	47,220
Series 2010-10, Class NT
5.000%	02/25/40	1,450	1,537,407
Series 2011-52, Class GB
5.000%	06/25/41	437	462,004
Series 2011-84, Class PZ
5.250%	09/25/41	435	489,676
Series 2012-13, Class JP
4.500%	02/25/42	175	179,356
Series 2012-16, Class GC
2.500%	11/25/41	2,189	2,076,860
Series 2012-79, Class TP
6.500%	07/25/42	135	145,082
Series 2013-04, Class AJ
3.500%	02/25/43	487	484,197
Series 2013-13, Class IK, IO
2.500%	03/25/28	1,547	117,010
Series 2013-31, Class NC
3.000%	04/25/43	554	524,293
Series 2013-83, Class CA
3.500%	10/25/37	333	334,588
Series 2014-3, Class AM
2.500%	01/25/32	268	262,439
Series 2016-05, Class KB
2.500%	02/25/46	680	575,229
Series 2016-25, Class FL, 1 Month LIBOR + 0.500%
2.716%(c)	05/25/46	1,701	1,717,750
Series 2016-38, Class NA
3.000%	01/25/46	1,654	1,610,652
Series 2016-59, Class CA
3.500%	09/25/43	1,062	1,057,541
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
2.716%(c)	09/25/46	1,272	1,285,112
Series 2016-95, Class UH
3.500%	02/25/45	1,993	1,991,717
Series 2017-41, Class ME
3.000%	05/25/53	10,927	10,686,861
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	209	222,038
Series 2003-W6, Class 1A41
5.398%	10/25/42	404	428,020
Series 2003-W6, Class F, 1 Month LIBOR + 0.350%
2.415%(c)	09/25/42	473	470,328
Series 2004-W1, Class 1A7
5.681%	11/25/43	758	808,065
Series 2004-W9, Class 1PO, PO
4.050%(s)	02/25/44	460	382,179
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.767%(cc)	02/25/35	230	$230,698
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	619	675,236
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	203	215,941
Series 2768, Class PK
5.000%	03/15/34	117	122,246
Series 2846, Class GB
5.000%	08/15/24	367	380,504
Series 2877, Class PB
5.500%	10/15/34	775	817,744
Series 2902, Class QG
5.500%	12/15/34	148	158,448
Series 3158, Class NE
5.500%	05/15/36	174	186,647
Series 3187, Class Z
5.000%	07/15/36	317	336,089
Series 3443, Class PT
6.500%	03/15/37	514	558,819
Series 3704, Class DC
4.000%	11/15/36	131	132,013
Series 3737, Class PA
2.000%	04/15/40	555	545,672
Series 3816, Class HN
4.500%	01/15/41	485	506,714
Series 3819, Class JP
4.000%	08/15/39	31	30,681
Series 3827, Class BM
5.500%	08/15/39	321	329,303
Series 3829, Class BE
3.500%	03/15/26	1,000	1,008,225
Series 3895, Class BF, 1 Month LIBOR + 0.500%
2.658%(c)	07/15/41	295	298,470
Series 3920, Class LP
5.000%	01/15/34	267	283,680
Series 4054,Class HI, IO
3.000%	05/15/26	1,437	76,963
Series 4168, Class JA
3.500%	02/15/43	122	122,178
Series 4199, Class FB, 1 Month LIBOR + 0.300%
2.458%(c)	05/15/40	6,303	6,322,614
Series 4279, Class JA
3.000%	02/15/37	485	480,140
Series 4304, Class DW
2.500%	12/15/27	3,000	2,786,161
Series 4374, Class NC
3.750%	02/15/46	464	466,576
Series 4471, Class JB
3.500%	09/15/43	1,802	1,748,162
Series 4494, Class KA
3.750%	10/15/42	5,489	5,547,253
Series 4565, Class DM
3.000%	02/15/42	737	726,250
Series 4566, Class CA
3.000%	01/15/43	540	531,553
Series 4631, Class G

A840

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.500%	07/15/45	969	$922,916
Series 4648, Class FA, 1 Month LIBOR + 0.500%
2.658%(c)	01/15/47	13,136	13,285,658
Series 4661, Class AC
4.000%	04/15/43	8,698	8,825,158
Series 4685, Class PA
3.000%	11/15/44	3,700	3,622,464
Series 4735, Class FB, 1 Month LIBOR + 0.350%
2.508%(c)	12/15/47	4,494	4,505,678
Series 4764, Class NK
3.500%	09/15/43	6,153	6,158,426
Series 4800, Class PA
3.500%	07/15/43	2,150	2,151,957
Freddie Mac Strips,
Series 263, Class F5, 1 Month LIBOR + 0.500%
2.658%(c)	06/15/42	266	268,565
Series 279, Class 35
3.500%	09/15/42	669	660,318
Series 304, Class C32, IO
3.000%	12/15/27	1,094	77,693
Freddie Mac Structured Pass-Through Certificates,
Series T-48, Class 1A4
5.538%	07/25/33	547	575,386
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.825%
3.041%(c)	01/25/34	1,340	1,327,047
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	344	353,918
Series 2004-19, Class KE
5.000%	03/16/34	668	716,473
Series 2005-3, Class QB
5.000%	01/16/35	248	263,829
Series 2008-38, Class BG
5.000%	05/16/38	351	375,674
Series 2011-22, Class WA
5.893%(cc)	02/20/37	287	313,389
Series 2012-80, Class IB, IO, 1 Month LIBOR x (1) + 6.800%
0.300%(c)	10/20/39	6,922	37,998
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430%
2.510%(c)	04/20/60	96	96,022
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
2.420%(c)	12/20/62	646	644,871
Series 2013-H04, Class BA
1.650%	02/20/63	539	530,369
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
2.480%(c)	02/20/62	85	84,457
Series 2017-162, Class PL
3.000%	10/20/47	1,320	1,170,585
Series 2017-H23, Class FA, 1 Month LIBOR + 0.480%
2.560%(c)	10/20/67	1,651	1,658,098
Series 2018-66, Class WA
5.533%(cc)	04/20/48	1,887	2,037,751
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
4.550%(cc)	12/25/34	277	283,597
Homeward Opportunities Fund I Trust,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2018-1, Class A1, 144A
3.766%(cc)	06/25/48	2,613	$2,613,498
Impac CMB Trust,
Series 2004-4, Class 1A2, 1 Month LIBOR + 0.620%
2.836%(c)	09/25/34	1,010	1,007,584
Series 2004-5, Class 1M3, 1 Month LIBOR + 0.945%
3.161%(c)	10/25/34	212	201,500
Series 2004-9, Class 1A1, 1 Month LIBOR + 0.760%
2.976%(c)	01/25/35	876	864,228
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700%
2.916%(c)	03/25/35	601	565,614
Series 2005-4, Class 1A1A, 1 Month LIBOR + 0.540%
2.756%(c)	05/25/35	243	241,819
Series 2005-8, Class 1AM, 1 Month LIBOR + 0.700%
2.916%(c)	02/25/36	1,302	1,223,112
Series 2007-A, Class M3, 1 Month LIBOR + 2.250%, 144A
4.466%(c)	05/25/37	1,023	964,961
JP Morgan Alternative Loan Trust,
Series 2007-A2, Class 12A3, 1 Month LIBOR + 0.190%
2.406%(c)	06/25/37	672	669,857
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
3.895%(cc)	12/25/34	207	208,030
Series 2005-A3, Class 4A1
4.331%(cc)	06/25/35	126	127,806
Series 2005-A8, Class 2A3
3.772%(cc)	11/25/35	232	228,064
Series 2006-S2, Class 2A1
5.000%	06/25/21	25	22,733
Series 2007-A1, Class 3A2
4.112%(cc)	07/25/35	551	559,412
Series 2007-S3, Class 2A3
6.000%	08/25/22	148	139,240
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
4.416%(cc)	11/21/34	188	192,762
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	853	872,032
Series 2005-3, Class 4A1
5.500%	03/25/20	30	30,086
Series 2005-6, Class 1A2
5.500%	12/25/35	469	445,883
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	154	155,978
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780%
2.996%(c)	03/25/28	199	197,564
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
2.856%(c)	10/25/28	210	208,053
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
2.716%(c)	05/25/29	189	185,475
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
3.989%(cc)	07/25/34	130	130,168
Series 2004-5AR, Class 4A
4.228%(cc)	07/25/34	327	322,533

A841

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-7, Class 1A
5.000%	06/25/21	91	$80,266
MortgageIT Trust,
Series 2005-2, Class 1A2, 1 Month LIBOR + 0.660%
2.876%(c)	05/25/35	344	341,356
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT, 1 Month LIBOR + 0.210%
2.426%(c)	04/25/36	210	196,663
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	266	273,616
Residential Funding Mortgage Securities I,
Series 2005-S9, Class A5
5.750%	12/25/35	179	168,759
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.365%(c)	07/20/36	556	530,520
Series 2018-2, Class A4, 144A
3.500%(cc)	02/25/48	1,426	1,408,584
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 9A
4.279%(cc)	09/25/34	489	494,394
Series 2004-8, Class 3A
4.277%(cc)	07/25/34	352	350,813
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
2.586%(c)	07/25/34	350	350,164
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700%
2.868%(c)	01/19/34	527	515,163
Structured Asset Mortgage Investments Trust,
Series 2004-AR1, Class 1A1, 1 Month LIBOR + 0.700%
2.868%(c)	03/19/34	584	577,030
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
4.347%(cc)	09/25/33	320	322,678
Verus Securitization Trust,
Series 2018-2, Class A1, 144A
3.677%(cc)	06/01/58	1,924	1,923,940
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550%
2.766%(c)	07/25/44	1,703	1,720,968
Series 2005-AR3, Class A2
3.655%(cc)	03/25/35	401	405,284
Series 2005-AR7, Class A3
4.072%(cc)	08/25/35	215	216,168
Series 2005-AR8, Class 2AB2, 1 Month LIBOR + 0.840%
3.056%(c)	07/25/45	1,990	1,989,399
Series 2006-AR17, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.810%
2.557%(c)	12/25/46	1,044	1,038,684
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
4.466%(cc)	06/25/33	670	678,674
Series 2003-H, Class A1
4.727%(cc)	09/25/33	72	73,060
Series 2003-N, Class 2A1
3.897%(cc)	12/25/33	284	286,304
Series 2004-DD, Class 2A6

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.808%(cc)	01/25/35	559	$576,866
Series 2004-R, Class 2A1
4.731%(cc)	09/25/34	145	149,413
Series 2004-W, Class A1
3.937%(cc)	11/25/34	302	305,428
Series 2005-AR4, Class 2A2
4.005%(cc)	04/25/35	159	159,689
Series 2006-2, Class 1A12
5.750%	03/25/36	228	224,317
Series 2006-AR6, Class 7A1
4.384%(cc)	03/25/36	311	316,210
Series 2007-2, Class 3A5
5.250%	03/25/37	92	94,383
Series 2007-7, Class A43, 1 Month LIBOR + 0.500%
2.716%(c)	06/25/37	59	50,506

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $165,025,523)			163,618,086

SOVEREIGN BONDS — 0.0%
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	999	951,548
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110	50	50,326
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22	100	100,182

TOTAL SOVEREIGN BONDS (cost $1,152,275)			1,102,056

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Fannie Mae Principal Strip, Notes, MTN
3.391%(s)	05/15/30	900	595,238
Federal Home Loan Mortgage Corp.
2.500%	07/01/32	4,017	3,874,362
2.500%	01/01/33	4,061	3,916,699
3.000%	11/01/32	1,142	1,125,423
3.000%	11/01/42	1,065	1,027,998
3.500%	03/01/32	677	679,763
3.500%	03/01/32	229	226,578
3.500%	11/01/47	1,477	1,459,996
4.000%	02/01/26	248	253,969
4.000%	09/01/42	1,252	1,276,342
4.000%	10/01/42	563	574,136
4.000%	09/01/47	1,431	1,446,522
4.500%	09/01/24	67	68,780
4.500%	08/01/30	243	251,072
4.500%	03/01/44	921	961,882
4.500%	11/01/45	1,128	1,165,439
4.500%	08/01/46	1,425	1,471,837
4.500%	04/01/47	840	868,574
4.500%	05/01/47	1,247	1,292,071
4.500%	05/01/47	424	438,350
4.500%	07/01/47	958	1,012,336
5.000%	04/01/22	56	57,176
5.000%	07/01/23	161	166,891
5.000%	10/01/23	69	72,707

A842

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	11/01/23	28	$28,158
5.000%	06/01/30	188	197,487
5.000%	11/01/33	1,890	2,007,828
5.000%	10/01/40	530	562,998
5.500%	06/01/23	84	86,352
5.500%	12/01/24	96	98,603
5.500%	04/01/27	67	70,848
5.500%	06/01/35	144	155,968
5.500%	06/01/37	52	54,214
7.000%	11/01/37	163	185,508
Federal National Mortgage Assoc.
1.828%(s)	10/09/19	1,500	1,458,658
2.090%	11/01/22	878	841,933
2.330%	01/01/23	929	897,712
2.340%	12/01/22	992	956,645
2.340%	12/01/22	893	863,965
2.350%	05/01/23	856	825,754
2.370%	12/01/22	759	734,847
2.450%	04/01/23	916	887,643
2.570%	03/01/23	1,105	1,076,413
2.590%	10/01/28	1,400	1,280,861
2.619%	12/01/22	639	623,158
2.710%	11/01/28	1,300	1,203,102
2.780%	03/01/26	1,625	1,563,293
2.870%	02/01/32	660	600,425
2.960%	04/01/22	883	874,971
2.990%	07/01/29	2,000	1,883,562
3.000%	06/01/43	1,194	1,152,178
3.010%	04/01/28	3,132	2,987,269
3.030%	12/01/21	1,484	1,474,087
3.060%	08/01/32	1,160	1,071,336
3.070%	08/01/29	1,967	1,876,280
3.070%	12/01/31	3,882	3,636,189
3.080%	12/01/29	1,230	1,164,163
3.120%	07/01/29	2,000	1,915,358
3.190%	06/01/29	3,984	3,847,488
3.190%	02/01/30	420	399,908
3.210%	03/01/29	4,000	3,864,139
3.240%	01/01/33	960	903,874
3.250%	02/01/30	5,130	4,946,530
3.270%	01/01/27	1,791	1,763,849
3.280%	02/01/29	2,000	1,945,442
3.340%	11/01/30	431	415,390
3.430%	06/01/26	932	927,057
3.480%	01/01/31	2,400	2,341,974
3.500%	02/01/26	3,725	3,746,178
3.500%	08/01/32	573	574,734
3.500%	10/01/32	709	708,621
3.500%	11/01/32	548	548,484
3.500%	03/01/33	662	661,578
3.500%	04/01/33	803	802,739
3.500%	04/01/33	728	721,549
3.500%	05/01/33	815	815,503
3.500%	03/01/38	1,806	1,801,596
3.500%	09/01/42	791	780,624
3.500%	10/01/42	769	759,374
3.500%	01/01/43	902	889,954
3.500%	06/01/43	852	844,849

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	06/01/43	749	$739,535
3.500%	07/01/43	1,804	1,789,676
3.500%	07/01/43	762	752,222
3.500%	01/01/44	1,181	1,165,281
3.550%	04/01/30	460	454,820
3.770%	09/01/21	1,500	1,518,425
3.817%	05/01/22	730	741,340
3.885%	08/01/25	1,133	1,157,425
4.000%	06/01/32	877	895,799
4.000%	06/01/33	514	524,845
4.000%	07/01/42	695	704,866
4.000%	06/01/43	938	951,408
4.000%	07/01/43	930	942,763
4.000%	09/01/43	3,029	3,071,731
4.000%	01/01/45	1,535	1,552,935
4.000%	06/01/47	2,138	2,166,237
4.000%	06/01/47	978	991,468
4.000%	06/01/47	939	953,717
4.000%	03/01/48	4,984	5,038,728
4.000%	06/01/48	1,825	1,849,815
4.381%	06/01/21	588	603,392
4.500%	06/01/26	387	398,722
4.500%	09/01/26	110	114,032
4.500%	04/01/44	811	842,386
4.500%	03/01/47	2,537	2,641,973
4.500%	04/01/47	977	1,018,896
4.500%	05/01/48	1,294	1,344,400
4.630%	01/01/21	543	557,662
4.762%	08/01/26	1,268	1,339,611
5.000%	05/01/23	87	91,209
5.000%	06/01/23	110	113,914
5.000%	01/01/26	312	321,421
5.000%	12/01/29	169	177,744
5.000%	10/01/39	358	381,320
5.000%	01/01/40	1,796	1,919,002
5.000%	07/01/41	365	388,055
5.000%	01/01/44	1,441	1,520,190
5.500%	07/01/21	159	161,618
5.500%	01/01/22	38	39,155
5.500%	01/01/26	37	39,726
5.500%	06/01/26	33	35,001
5.500%	05/01/28	129	137,634
5.500%	05/01/33	223	240,547
5.500%	06/01/33	134	142,690
5.500%	10/01/33	132	142,727
5.500%	01/01/34	382	412,185
5.500%	02/01/35	171	185,113
5.500%	04/01/36	95	98,151
5.500%	04/01/37	221	238,981
5.500%	02/01/42	772	832,710
6.000%	10/01/22	204	211,580
6.000%	10/01/27	148	159,957
6.000%	11/01/27	120	129,386
6.000%	03/01/34	281	309,585
6.000%	12/01/37	10	10,130
6.000%	04/01/39	497	546,116
7.000%	01/01/39	193	224,336
7.500%	10/01/35	333	379,904

A843

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.
4.500%	06/20/25		139	$144,009
4.500%	11/15/39		468	488,149
5.000%	04/15/25		961	1,030,495
5.000%	11/15/39		1,363	1,448,529
5.000%	07/20/48		5,181	5,424,711
6.000%	01/15/40		620	671,252
Residual Funding Corp. Principal Strip, Bonds
2.745%(s)	01/15/30		600	405,996
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48		520	617,155
5.880%	04/01/36		150	192,547
Tennessee Valley Authority Generic Strip, Bonds
3.196%(s)	04/01/26		1,500	1,153,444
3.276%(s)	06/15/27		3,167	2,321,976
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		775	406,107

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $159,528,501)				155,311,908

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
2.875%	05/15/43		1,700	1,607,164
2.875%	08/15/45		800	753,313
2.875%	11/15/46		1,840	1,730,463
3.125%	05/15/48		180	177,602
3.625%	08/15/43		7,650	8,209,107
3.625%	02/15/44		6,030	6,477,539
3.750%	11/15/43		7,481	8,191,403
4.500%	02/15/36		1,163	1,379,881
4.500%	08/15/39		6,000	7,228,828
5.375%	02/15/31		31	38,555
5.500%	08/15/28		1,600	1,931,375
6.125%	08/15/29		3,000	3,844,922
U.S. Treasury Notes
1.000%	11/30/18		2,000	1,996,186
1.125%	01/31/19	(k)	40,716	40,555,338
1.375%	05/31/20		4,000	3,907,969
1.375%	01/31/21		150	145,002
1.375%	06/30/23		10,000	9,308,203
1.375%	08/31/23		6,000	5,569,453
1.500%	02/28/19		5,000	4,982,031
1.625%	08/31/22		1,500	1,428,047
1.750%	02/28/22		5,100	4,909,148
1.875%	08/31/24		420	394,882
2.000%	11/15/21		3,000	2,920,430
2.000%	06/30/24		873	827,918
2.125%	02/29/24		80	76,634
2.125%	05/15/25	(a)	11,300	10,699,246
2.500%	05/31/20		323	321,461
2.500%	05/15/24		250	243,818
2.625%	05/15/21		555	551,708
2.750%	05/31/23		2,513	2,492,287
2.750%	11/15/23	(a)	7,000	6,931,914
2.875%	05/31/25		1,116	1,106,758
2.875%	05/15/28		152	149,511
3.625%	02/15/20		21,000	21,243,633

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon
1.499%(s)	05/15/21	3,000	$2,781,034
1.508%(s)	08/15/20	1,150	1,090,761
1.695%(s)	05/15/26	3,000	2,372,924
2.255%(s)	11/15/22	400	353,994
2.310%(s)	08/15/32	390	250,948
2.496%(s)	11/15/30	400	272,589
2.562%(s)	08/15/25	8,404	6,814,633
2.620%(s)	11/15/26	4,749	3,698,486
3.938%(s)	11/15/31	465	306,509
U.S. Treasury Strips Principal
1.663%(s)	02/15/20	3,505	3,376,929
2.929%(s)	11/15/41	7,500	3,605,629

TOTAL U.S. TREASURY OBLIGATIONS (cost $191,557,729)			187,256,165

TOTAL LONG-TERM INVESTMENTS (cost $2,718,672,736)			2,952,806,522

	Shares
SHORT-TERM INVESTMENTS — 16.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	343,041,302	343,041,302
PGIM Institutional Money Market Fund (cost $196,899,982; includes $196,586,107 of cash collateral for securities on loan)(b)(w)	196,877,853	196,897,541

TOTAL SHORT-TERM INVESTMENTS (cost $539,941,284)		539,938,843

TOTAL INVESTMENTS — 104.2% (cost $3,258,614,020)		3,492,745,365
Liabilities in excess of other assets(z) — (4.2)%		(142,078,470)

NET ASSETS — 100.0%		$3,350,666,895

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,354,003 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,624,685; cash collateral of $196,586,107 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

A844

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of September 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
676	10 Year Australian Treasury Bonds	Dec. 2018	$491,147,045	$(498,154)
330	10 Year U.S. Treasury Notes	Dec. 2018	39,197,813	(559,453)
816	20 Year U.S. Treasury Bonds	Dec. 2018	114,648,000	(3,358,078)
996	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	153,664,125	(4,395,016)
1,161	Mini MSCI EAFE Index	Dec. 2018	114,677,775	1,343,855
210	Russell 2000 E-Mini Index	Dec. 2018	17,858,400	(294,000)
1,530	S&P 500 E-Mini Index	Dec. 2018	223,303,500	585,613
405	S&P Mid Cap 400 E-Mini Index	Dec. 2018	82,020,600	(1,164,670)

				(8,339,903)

Short Positions:
541	10 Year Euro-Bund	Dec. 2018	99,740,378	303,370
198	10 Year U.S. Treasury Notes	Dec. 2018	23,518,688	335,672
1,160	Euro Schatz. DUA Index	Dec. 2018	150,540,468	228,959
1,264	Euro STOXX 50 Index	Dec. 2018	49,706,464	(848,181)
582	Mini MSCI Emerging Markets Index	Dec. 2018	30,546,270	(810,670)
4,938	MSCI Europe Index	Dec. 2018	125,128,412	(1,863,309)

				(2,654,159)

				$(10,994,062)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/10/18	Australia and New Zealand Banking Group	GBP	29,272	$38,362,006	$38,173,844	$—	$(188,162)
Chilean Peso,
Expiring 10/19/18	Citigroup Global Markets	CLP	164,956	238,159	250,903	12,744	—
Colombian Peso,
Expiring 10/19/18	Citigroup Global Markets	COP	745,817	242,148	251,773	9,625	—

A845

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 10/02/18	Australia and New Zealand Banking Group	EUR	305	$348,261	$354,580	$6,319	$—
Expiring 10/10/18	Australia and New Zealand Banking Group	EUR	1,285	1,515,865	1,492,758	—	(23,107)
Expiring 10/10/18	State Street Bank	EUR	5,532	6,515,556	6,429,400	—	(86,156)
Hong Kong Dollar,
Expiring 10/02/18	Australia and New Zealand Banking Group	HKD	2,544	324,197	324,951	754	—
Indian Rupee,
Expiring 10/19/18	Citigroup Global Markets	INR	8,988	124,125	123,630	—	(495)
Expiring 10/19/18	Citigroup Global Markets	INR	8,774	120,158	120,683	525	—
Japanese Yen,
Expiring 10/02/18	Citigroup Global Markets	JPY	102,708	918,622	904,230	—	(14,392)
Expiring 10/19/18	Citigroup Global Markets	JPY	13,928	125,691	122,773	—	(2,918)
Polish Zloty,
Expiring 10/19/18	Citigroup Global Markets	PLN	922	248,250	250,131	1,881	—
Russian Ruble,
Expiring 10/19/18	Citigroup Global Markets	RUB	17,010	240,765	259,079	18,314	—
South African Rand,
Expiring 10/19/18	National Australia Bank Ltd.	ZAR	3,848	252,108	271,306	19,198	—
Swedish Krona,
Expiring 10/10/18	State Street Bank	SEK	7,501	854,283	844,855	—	(9,428)
Swiss Franc,
Expiring 10/10/18	State Street Bank	CHF	1,588	1,644,428	1,619,664	—	(24,764)

				$52,074,622	$51,794,560	69,360	(349,422)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/02/18	Royal Bank of Scotland Group PLC	GBP	4,327	$5,583,318	$5,641,197	$—	$(57,879)
Expiring 10/03/18	Barclays Capital Group	GBP	2	2,047	2,073	—	(26)
Expiring 10/10/18	State Street Bank	GBP	1,194	1,556,465	1,557,053	—	(588)
Expiring 11/02/18	NatWest Markets PLC	GBP	4,327	5,687,570	5,649,146	38,424	—
Expiring 11/02/18	Royal Bank of Scotland Group PLC	GBP	361	475,666	471,591	4,075	—
Chilean Peso,
Expiring 10/19/18	Citigroup Global Markets	CLP	164,956	238,911	250,903	—	(11,992)
Colombian Peso,
Expiring 10/19/18	Citigroup Global Markets	COP	745,817	241,784	251,773	—	(9,989)
Danish Krone,
Expiring 10/10/18	Royal Bank of Scotland Group PLC	DKK	1,912	300,171	297,949	2,222	—
Euro,
Expiring 10/02/18	Australia and New Zealand Banking Group	EUR	1,052	1,220,868	1,221,475	—	(607)
Expiring 10/02/18	Toronto Dominion	EUR	14,775	17,161,198	17,159,392	1,806	—
Expiring 10/10/18	Australia and New Zealand Banking Group	EUR	4,443	5,167,453	5,163,910	3,543	—
Expiring 10/10/18	Australia and New Zealand Banking Group	EUR	569	660,782	661,460	—	(678)

A846

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/10/18	Australia and New Zealand Banking Group	EUR	322	$374,265	$374,649	$—	$(384)
Expiring 10/10/18	Citigroup Global Markets	EUR	122,983	144,154,422	142,926,431	1,227,991	—
Expiring 10/10/18	Citigroup Global Markets	EUR	1,700	1,976,706	1,975,687	1,019	—
Expiring 10/10/18	Citigroup Global Markets	EUR	1,000	1,177,965	1,162,169	15,796	—
Expiring 11/02/18	State Street Bank	EUR	15,521	18,217,842	18,071,362	146,480	—
Hong Kong Dollar,
Expiring 10/02/18	Citigroup Global Markets	HKD	14,021	1,787,590	1,791,136	—	(3,546)
Expiring 11/02/18	Citigroup Global Markets	HKD	11,477	1,469,234	1,466,872	2,362	—
Indian Rupee,
Expiring 10/19/18	Citigroup Global Markets	INR	17,762	243,356	244,313	—	(957)
Japanese Yen,
Expiring 10/02/18	Citigroup Global Markets	JPY	1,254,000	11,344,985	11,040,080	304,905	—
Expiring 10/19/18	National Australia Bank Ltd.	JPY	13,928	125,662	122,773	2,889	—
Expiring 11/02/18	NatWest Markets PLC	JPY	1,151,292	10,234,238	10,159,314	74,924	—
Norwegian Krone,
Expiring 10/10/18	Australia and New Zealand Banking Group	NOK	6,329	769,537	777,960	—	(8,423)
Polish Zloty,
Expiring 10/19/18	National Australia Bank Ltd.	PLN	922	248,067	250,130	—	(2,063)
Russian Ruble,
Expiring 10/19/18	Citigroup Global Markets	RUB	17,010	248,250	259,080	—	(10,830)
Singapore Dollar,
Expiring 10/02/18	Citigroup Global Markets	SGD	2,067	1,509,192	1,511,779	—	(2,587)
Expiring 11/02/18	State Street Bank	SGD	2,067	1,514,923	1,512,846	2,077	—
South African Rand,
Expiring 10/19/18	Citigroup Global Markets	ZAR	3,848	248,250	271,306	—	(23,056)
Swedish Krona,
Expiring 10/02/18	Citigroup Global Markets	SEK	2,775	306,466	312,345	—	(5,879)
Expiring 10/10/18	Citigroup Global Markets	SEK	45,106	5,010,292	5,080,381	—	(70,089)
Expiring 11/02/18	Citigroup Global Markets	SEK	2,775	315,087	313,157	1,930	—
Swiss Franc,
Expiring 10/02/18	Citigroup Global Markets	CHF	946	964,985	963,774	1,211	—
Expiring 10/10/18	Australia and New Zealand Banking Group	CHF	1,408	1,463,196	1,435,723	27,473	—
Expiring 10/10/18	Citigroup Global Markets	CHF	304	313,243	310,329	2,914	—
Expiring 10/10/18	Royal Bank of Scotland Group PLC	CHF	706	727,449	720,309	7,140	—
Expiring 11/02/18	NatWest Markets PLC	CHF	946	978,124	966,528	11,596	—

				$244,019,559	$242,348,355	1,880,777	(209,573)

						$1,950,137	$(558,995)

A847

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Cross currency exchange contracts outstanding at September 30, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
10/10/18	Buy	EUR	2,167	GBP	1,945	$ —	$ (18,305)	Australia and New Zealand Banking Group
10/10/18	Buy	EUR	1,430	CHF	1,618	10,712	—	Royal Bank of Scotland Group PLC

						$10,712	$ (18,305)

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	51	$124,319	—	$124,319
Bellway PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	30	47,695	—	47,695
BP PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	270	178,465	—	178,465
Burford Capital Ltd.(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	68	(24,607)	—	(24,607)
Centrica PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	1,067	96,449	—	96,449
Easyjet PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	24	(28,227)	—	(28,227)
Fevertree Drinks PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	36	(108,957)	—	(108,957)
GlaxoSmithKline PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	163	25,541	—	25,541
Hikma Pharmaceuticals PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	60	(62,035)	—	(62,035)
Next PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	27	21,672	—	21,672
Pearson PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	189	28,358	—	28,358
Persimmon PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	50	(1,836)	—	(1,836)
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	58	143,307	—	143,307
Rolls-Royce Holdings PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	100	21,983	—	21,983
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	432	34,108	—	34,108
Tesco PLC(M)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	815	10,778	—	10,778

						$507,013	$—	$507,013

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$12,332,858	$28,283,952

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

A848

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,035,670	$—	$—
Australia	—	13,894,725	—
Austria	—	2,430,222	—
Belgium	—	2,201,014	—
Brazil	21,405,465	—	—
Canada	11,863,314	—	—
Chile	1,339,322	399,935	—
China	18,097,033	46,878,079	—
Denmark	—	8,759,697	—
Finland	—	7,485,980	—
France	—	75,975,156	—
Germany	—	40,824,964	—
Hong Kong	58,255	21,931,339	—
Hungary	—	1,937,415	—
India	22,646,369	5,055,305	—
Indonesia	—	6,314,093	—
Ireland	352,563	1,294,445	—
Israel	124,889	—	—
Italy	—	7,817,681	—
Japan	—	68,269,633	—
Luxembourg	—	2,013,232	—
Macau	—	3,551,520	—
Malaysia	—	2,462,005	—
Mexico	5,964,932	—	—
Netherlands	1,116,507	31,432,851	—
New Zealand	—	210,509	—
Norway	—	2,818,084	—
Peru	1,949,719	—	—
Poland	—	940,445	—
Russia	9,755,888	1,797,306	—
Singapore	—	4,275,419	—
South Africa	—	16,234,505	—
South Korea	9,642,870	17,505,553	—
Spain	—	15,356,788	—
Sweden	39,123	14,161,047	—
Switzerland	—	62,567,498	—
Taiwan	8,876,950	25,057,951	—
Thailand	—	8,634,686	—
Turkey	—	2,285,847	—
United Kingdom	102,383	59,739,129	—
United States	1,121,430,295	209,083	121,910
Vietnam	—	384,341	—
Preferred Stocks
Bermuda	236,469	—	—
Brazil	1,064,357	—	—
China	9,151,535	—	—
Germany	—	772,662	—
Russia	—	354,331	—
United States	21,555,894	—	18
Rights
United States	—	—	11,604
Asset-Backed Securities
Automobiles	—	12,532,040	—
Consumer Loans	—	573,671	—
Home Equity Loans	—	39,636,608	—
Manufactured Housing	—	279,073	—
Other	—	8,364,719	—
Residential Mortgage-Backed Securities	—	42,908,303	—
Bank Loans	—	3,159,081	724,082
Commercial Mortgage-Backed Securities	—	23,105,824	—

A849

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Convertible Bonds
Belgium	$—	$510,849	$—
China	—	11,979,329	—
Cyprus	—	4,035,348	—
France	—	7,816,497	—
Germany	—	10,275,593	—
Hong Kong	—	2,510,772	—
Hungary	—	707,950	—
Italy	—	452,753	—
Japan	—	11,311,456	—
Netherlands	—	668,469	—
Russia	—	859,011	—
Singapore	—	1,817,671	—
South Africa	—	598,753	—
Sweden	—	464,028	—
Switzerland	—	3,867,734	—
Taiwan	—	702,449	—
United Arab Emirates	—	3,268,144	—
United Kingdom	—	2,334,218	—
United States	—	53,783,950	—
Corporate Bonds
Australia	—	3,699,613	—
Belgium	—	2,580,922	—
Bermuda	—	150,738	—
Brazil	—	340,716	—
Canada	—	14,590,933	—
China	—	440,558	—
Denmark	—	540,157	—
Finland	—	201,698	—
France	—	2,279,276	—
Germany	—	1,257,030	—
Hong Kong	—	480,887	—
Ireland	—	2,066,476	—
Italy	—	735,970	—
Japan	—	1,288,981	—
Luxembourg	—	5,829,132	—
Mexico	—	3,048,521	—
Netherlands	—	3,336,106	—
New Zealand	—	792,264	—
Norway	—	394,776	—
South Africa	—	184,340	—
South Korea	—	245,938	—
Spain	—	193,024	—
Sweden	—	1,572,343	—
Switzerland	—	1,688,606	—
United Arab Emirates	—	449,243	—
United Kingdom	—	9,893,301	—
United States	—	283,945,716	496,389
Municipal Bonds	—	368,469	—
Residential Mortgage-Backed Securities	—	163,618,086	—
Sovereign Bonds	—	1,102,056	—
U.S. Government Agency Obligations	—	155,311,908	—
U.S. Treasury Obligations	—	187,256,165	—
Affiliated Mutual Funds	539,938,843	—	—
Other Financial Instruments*
Futures Contracts	(10,994,062)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,391,142	—
OTC Cross Currency Exchange Contracts	—	(7,593)	—
OTC Total Return Swap Agreements	—	507,013	—

Total	$1,797,754,583	$1,684,533,279	$1,354,003

A850

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Affiliated Mutual Funds (5.9% represents investments purchased with collateral from securities on loan)	16.1%
Banks	6.4
Residential Mortgage-Backed Securities	6.2
U.S. Treasury Obligations	5.6
U.S. Government Agency Obligations	4.7
Pharmaceuticals	3.3
Equity Real Estate Investment Trusts (REITs)	3.2
Oil, Gas & Consumable Fuels	3.0
Software	2.9
Insurance	2.7
Internet Software & Services	2.6
Semiconductors & Semiconductor Equipment	2.2
IT Services	2.2
Media	2.1
Machinery	1.9
Technology Hardware, Storage & Peripherals	1.7
Capital Markets	1.7
Aerospace & Defense	1.6
Internet & Direct Marketing Retail	1.6
Health Care Providers & Services	1.3
Beverages	1.2
Chemicals	1.2
Home Equity Loans	1.2
Specialty Retail	1.0
Telecommunications	0.9
Oil & Gas	0.9
Automobiles	0.9
Electric Utilities	0.8
Health Care Equipment & Supplies	0.8
Biotechnology	0.8
Textiles, Apparel & Luxury Goods	0.8
Diversified Financial Services	0.7
Commercial Mortgage-Backed Securities	0.7
Metals & Mining	0.7
Food Products	0.7
Diversified Telecommunication Services	0.6
Industrial Conglomerates	0.6
Semiconductors	0.6
Food & Staples Retailing	0.6
Internet	0.6
Airlines	0.5
Healthcare-Services	0.5
Real Estate Management & Development	0.5
Electronic Equipment, Instruments & Components	0.5
Hotels, Restaurants & Leisure	0.5
Electrical Equipment	0.5
Commercial Services	0.5
Pipelines	0.4
Containers & Packaging	0.4
Commercial Services & Supplies	0.4
Road & Rail	0.4
Personal Products	0.4
Real Estate Investment Trusts (REITs)	0.4
Multi-Utilities	0.4
Building Products	0.3

Electric	0.3%
Communications Equipment	0.3
Household Durables	0.3
Construction Materials	0.3
Consumer Finance	0.3
Construction & Engineering	0.3
Tobacco	0.3
Multiline Retail	0.3
Other	0.2
Life Sciences Tools & Services	0.2
Foods	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.2
Household Products	0.2
Computers	0.2
Health Care Technology	0.2
Entertainment	0.2
Retail	0.2
Lodging	0.2
Trading Companies & Distributors	0.2
Auto Parts & Equipment	0.2
Building Materials	0.2
Energy Equipment & Services	0.2
Professional Services	0.2
Real Estate	0.2
Paper & Forest Products	0.2
Mining	0.2
Auto Manufacturers	0.2
Distributors	0.1
Packaging & Containers	0.1
Miscellaneous Manufacturing	0.1
Healthcare-Products	0.1
Investment Companies	0.1
Home Furnishings	0.1
Engineering & Construction	0.1
Electronics	0.1
Oil & Gas Services	0.1
Leisure Products	0.1
Gas	0.1
Household Products/Wares	0.1
Iron/Steel	0.1
Diversified Consumer Services	0.1
Transportation	0.1
Electrical Components & Equipment	0.1
Thrifts & Mortgage Finance	0.1
Leisure Time	0.1
Bank Loans	0.1
Machinery-Construction & Mining	0.0	*
Trucking & Leasing	0.0	*
Machinery-Diversified	0.0	*
Coal	0.0	*
Sovereign Bonds	0.0	*
Holding Companies-Diversified	0.0	*
Air Freight & Logistics	0.0	*
Housewares	0.0	*
Home Builders	0.0	*
Metal Fabricate/Hardware	0.0	*
Forest Products & Paper	0.0	*
Transportation Infrastructure	0.0	*
Distribution/Wholesale	0.0	*

A851

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Toys/Games/Hobbies	0.0	%*
Environmental Control	0.0	*
Consumer Loans	0.0	*
Office/Business Equipment	0.0	*
Gas Utilities	0.0	*
Advertising	0.0	*
Cosmetics/Personal Care	0.0	*
Private Equity	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Apparel	0.0	*
Municipal Bonds	0.0	*
Food Service	0.0	*
Energy-Alternate Sources	0.0	*
Agriculture	0.0	*
Manufactured Housing	0.0	*
Savings & Loans	0.0	*
Water Utilities	0.0	*
Marine	0.0	*

Electronic Components & Equipment	0.0	%*
Water	0.0	*
Oil & Gas Exploration & Production	0.0	*

	104.2
Liabilities in excess of other assets	(4.2)

	100.0%

* Less than +/- 0.05%

A852

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%

COMMON STOCKS
Australia — 1.7%
BHP Billiton Ltd.	186,763	$4,687,205
BHP Billiton PLC	143,201	3,120,368

		7,807,573

Austria — 0.8%
ams AG*	28,193	1,573,857
Erste Group Bank AG*	44,112	1,831,269

		3,405,126

Brazil — 0.7%
Itau Unibanco Holding SA, ADR(a)	274,144	3,010,101

Canada — 0.0%
Nortel Networks Corp.*^	2,492	—

China — 2.8%
Baidu, Inc., ADR*	13,679	3,128,114
China Overseas Land & Investment Ltd.	920,000	2,879,343
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	449,000	4,558,562
Tencent Holdings Ltd.	53,700	2,214,300

		12,780,319

Denmark — 1.4%
Novo Nordisk A/S (Class B Stock)	138,856	6,542,958

France — 13.7%
Accor SA	98,129	5,033,219
Airbus SE	50,426	6,331,203
AXA SA	150,359	4,049,220
BNP Paribas SA	86,894	5,321,239
Essilor International Cie Generale d’Optique SA	22,887	3,383,510
Imerys SA	33,651	2,483,412
LVMH Moet Hennessy Louis Vuitton SE	19,051	6,734,532
Orange SA	361,534	5,752,961
Pernod Ricard SA	31,309	5,136,901
Safran SA	44,744	6,270,435
Schneider Electric SE	51,942	4,183,204
TOTAL SA(a)	107,197	6,937,220

		61,617,056

Germany — 8.8%
Allianz SE	31,889	7,095,729
Bayer AG	57,325	5,073,987
Continental AG	27,367	4,755,983
Deutsche Boerse AG	18,169	2,430,474
Fresenius Medical Care AG & Co. KGaA	38,332	3,930,658
Linde AG	28,815	6,787,200
SAP SE	75,232	9,255,065

		39,329,096

Hong Kong — 3.9%
AIA Group Ltd.	1,108,200	9,917,088
CK Asset Holdings Ltd.	617,500	4,631,872
CK Hutchison Holdings Ltd.	272,500	3,140,644

		17,689,604

India — 1.1%
HDFC Bank Ltd., ADR	51,185	4,816,509

	Shares	Value
COMMON STOCKS (Continued)
Japan — 17.0%
Asahi Group Holdings Ltd.	99,600	$4,316,905
Daikin Industries Ltd.	50,700	6,746,290
FANUC Corp.	25,000	4,700,405
Honda Motor Co. Ltd.	210,800	6,378,562
Keyence Corp.	9,200	5,349,618
Komatsu Ltd.	171,500	5,218,946
Kubota Corp.	336,300	5,719,478
Makita Corp.	103,600	5,191,956
Mitsui Fudosan Co. Ltd.	159,900	3,779,204
Nidec Corp.	36,700	5,274,570
Nitto Denko Corp.	34,100	2,559,145
Renesas Electronics Corp.*	66,600	416,099
Shin-Etsu Chemical Co. Ltd.	56,500	5,005,904
SMC Corp.	13,523	4,321,062
Sumitomo Mitsui Financial Group, Inc.	181,100	7,294,269
Tokyo Electron Ltd.	29,500	4,043,756

		76,316,169

Macau — 0.7%
Sands China Ltd.	710,800	3,215,427

Netherlands — 6.1%
ASML Holding NV	43,555	8,122,725
ING Groep NV	361,029	4,678,053
Royal Dutch Shell PLC (Class A Stock)	425,125	14,581,196

		27,381,974

Singapore — 1.2%
DBS Group Holdings Ltd.	282,500	5,390,206

South Africa — 0.3%
Naspers Ltd. (Class N Stock)	6,078	1,307,494

South Korea — 1.4%
Samsung Electronics Co. Ltd., GDR	5,874	6,150,078

Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	526,426	3,346,186
Industria de Diseno Textil SA	154,347	4,667,519

		8,013,705

Sweden — 1.2%
Atlas Copco AB (Class A Stock)	127,115	3,660,275
Epiroc AB (Class A Stock)*	155,463	1,737,823

		5,398,098

Switzerland — 14.4%
ABB Ltd.	165,266	3,907,664
Cie Financiere Richemont SA	67,699	5,496,908
Ferguson PLC	67,625	5,732,548
Glencore PLC*	1,101,850	4,750,708
LafargeHolcim Ltd., NYSE*	41,127	2,030,140
LafargeHolcim Ltd., OMXS*	34,141	1,680,541
Nestle SA	161,547	13,456,726
Novartis AG	130,014	11,140,617
Roche Holding AG	37,234	9,010,954
UBS Group AG*	465,208	7,310,713

		64,517,519

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	99,141	4,378,067

A853

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom — 16.7%
Aviva PLC	796,084	$5,084,778
British American Tobacco PLC	121,258	5,658,619
Burberry Group PLC	270,907	7,117,769
Diageo PLC	188,036	6,656,030
GlaxoSmithKline PLC	364,750	7,307,220
London Stock Exchange Group PLC	41,297	2,468,127
Meggitt PLC	371,822	2,745,912
Persimmon PLC	74,185	2,287,939
Prudential PLC	278,755	6,394,789
RELX PLC	246,975	5,188,743
Standard Chartered PLC	451,378	3,738,700
Unilever PLC	191,277	10,507,108
Vodafone Group PLC	2,408,774	5,162,237
WPP PLC	310,551	4,547,873

		74,865,844

TOTAL LONG-TERM INVESTMENTS
(cost $380,591,433)		433,932,923

	Shares	Value
SHORT-TERM INVESTMENTS — 5.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	13,163,704	$13,163,704
PGIM Institutional Money Market Fund (cost $13,431,410; includes $13,421,345 of cash collateral for securities on loan)(b)(w)	13,429,413	13,430,756

TOTAL SHORT-TERM INVESTMENTS
(cost $26,595,114)		26,594,460

TOTAL INVESTMENTS — 102.6%
(cost $407,186,547)		460,527,383
Liabilities in excess of other assets — (2.6)%		(11,871,633)

NET ASSETS — 100.0%		$448,655,750

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,774,932; cash collateral of $13,421,345 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$7,807,573	$—
Austria	—	3,405,126	—
Brazil	3,010,101	—	—
Canada	—	—	—
China	3,128,114	9,652,205	—
Denmark	—	6,542,958	—
France	—	61,617,056	—
Germany	—	39,329,096	—
Hong Kong	—	17,689,604	—
India	4,816,509	—	—
Japan	—	76,316,169	—
Macau	—	3,215,427	—
Netherlands	—	27,381,974	—
Singapore	—	5,390,206	—
South Africa	—	1,307,494	—
South Korea	6,150,078	—	—

A854

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Spain	$—	$8,013,705	$—
Sweden	—	5,398,098	—
Switzerland	—	64,517,519	—
Taiwan	4,378,067	—	—
United Kingdom	—	74,865,844	—
Affiliated Mutual Funds	26,594,460	—	—

Total	$48,077,329	$412,450,054	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Banks	8.8%
Pharmaceuticals	8.7
Insurance	8.3
Machinery	6.8
Affiliated Mutual Funds (3.0% represents investments purchased with collateral from securities on loan)	5.9
Oil, Gas & Consumable Fuels	4.8
Textiles, Apparel & Luxury Goods	4.3
Semiconductors & Semiconductor Equipment	4.1
Beverages	3.6
Aerospace & Defense	3.4
Chemicals	3.2
Food Products	3.0
Electrical Equipment	3.0
Metals & Mining	2.8
Capital Markets	2.7
Real Estate Management & Development	2.5
Personal Products	2.3
Software	2.1

Hotels, Restaurants & Leisure	1.8%
Building Products	1.5
Automobiles	1.4
Construction Materials	1.4
Technology Hardware, Storage & Peripherals	1.4
Media	1.3
Diversified Telecommunication Services	1.3
Trading Companies & Distributors	1.3
Tobacco	1.3
Electronic Equipment, Instruments & Components	1.2
Internet Software & Services	1.2
Professional Services	1.2
Wireless Telecommunication Services	1.1
Auto Components	1.1
Specialty Retail	1.0
Health Care Providers & Services	0.9
Health Care Equipment & Supplies	0.7
Industrial Conglomerates	0.7
Household Durables	0.5

102.6
Liabilities in excess of other assets	(2.6)

100.0%

A855

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.4%

COMMON STOCKS — 41.3%
Aerospace & Defense — 1.0%
Airbus SE (France)	37,885	$4,756,626
Boeing Co. (The)	13,288	4,941,807
General Dynamics Corp.	13,235	2,709,469
Meggitt PLC (United Kingdom)	100,343	741,035
Northrop Grumman Corp.	8,832	2,803,012
Remington Outdoor Co., Inc.*^	11,576	95,270
Safran SA (France)	26,039	3,649,111
Thales SA (France)	13,925	1,978,718
United Technologies Corp.	10,400	1,454,024

		23,129,072

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	19,376	689,841
Yamato Holdings Co. Ltd. (Japan)	24,200	743,025

		1,432,866

Airlines — 0.3%
AirAsia Group Bhd (Malaysia)	308,200	236,087
Delta Air Lines, Inc.(a)	52,251	3,021,675
International Consolidated Airlines Group SA (United Kingdom)	134,138	1,152,869
Japan Airlines Co. Ltd. (Japan)	18,400	660,154
Ryanair Holdings PLC (Ireland), ADR*	7,688	738,356
Southwest Airlines Co.	15,400	961,730
Turk Hava Yollari AO (Turkey)*	73,870	233,400

		7,004,271

Auto Components — 0.2%
Bridgestone Corp. (Japan)	26,400	995,472
Continental AG (Germany)	7,299	1,268,459
Dometic Group AB (Sweden), 144A	93,364	818,350
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	13,000	42,478
LCI Industries	4,740	392,472
Nexteer Automotive Group Ltd. (China)	64,000	101,555
NGK Spark Plug Co. Ltd. (Japan)	25,000	727,892
Sumitomo Electric Industries Ltd. (Japan)	41,700	653,853
Weifu High-Technology Group Co. Ltd. (China) (Class A Stock)	14,500	41,224

		5,041,755

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	1,075,300	531,132
Daimler AG (Germany)	20,609	1,296,423
Fiat Chrysler Automobiles NV (United Kingdom)*	34,556	604,099
Geely Automobile Holdings Ltd. (China)	97,000	193,720
General Motors Corp. Escrow Shares*^	110,000	11
Honda Motor Co. Ltd. (Japan)	92,800	2,808,020
Mahindra & Mahindra Ltd. (India)	56,207	668,011
Peugeot SA (France)	61,521	1,659,127
Renault SA (France)	11,838	1,022,284
Tesla, Inc.*(a)	1,655	438,194
Toyota Motor Corp. (Japan)	28,400	1,773,022

		10,994,043

Banks — 3.4%
Associated Banc-Corp.	15,665	407,289

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Australia & New Zealand Banking Group Ltd. (Australia)	63,596	$1,295,066
Banco Bilbao Vizcaya Argentaria SA (Spain)	141,290	898,099
Banco do Brasil SA (Brazil)	66,244	482,082
Banco Santander Brasil SA (Brazil), UTS	50,520	445,962
Banco Santander Chile (Chile), ADR	16,166	516,989
Banco Santander SA (Spain)	112,474	565,120
Bank Central Asia Tbk PT (Indonesia)	419,800	680,928
Bank of America Corp.	262,084	7,720,995
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	4,966,400	1,052,420
Bankia SA (Spain)	176,051	688,789
BankUnited, Inc.	11,350	401,789
BNP Paribas SA (France)	47,138	2,886,650
BOC Hong Kong Holdings Ltd. (China)	143,000	678,966
Cadence BanCorp	12,680	331,202
Capitec Bank Holdings Ltd. (South Africa)	6,298	455,959
China Construction Bank Corp. (China) (Class H Stock)	1,425,000	1,244,085
China Merchants Bank Co. Ltd. (China) (Class H Stock)	150,500	610,374
CIMB Group Holdings Bhd (Malaysia)	214,000	310,582
Citigroup, Inc.	52,856	3,791,889
Citizens Financial Group, Inc.	28,900	1,114,673
Comerica, Inc.	11,683	1,053,807
Commerce Bancshares, Inc.	4,640	306,333
Commonwealth Bank of Australia (Australia)	3,915	201,984
Concordia Private Placement (Canada)*^	8,261	158,848
Credicorp Ltd. (Peru)	3,726	831,196
CTBC Financial Holding Co. Ltd. (Taiwan)	780,000	587,419
DBS Group Holdings Ltd. (Singapore)	132,900	2,535,782
East West Bancorp, Inc.	23,848	1,439,704
Erste Group Bank AG (Austria)*	24,244	1,006,468
Fifth Third Bancorp	27,700	773,384
First Financial Bancorp	11,350	337,095
First Hawaiian, Inc.	13,622	369,974
First Horizon National Corp.	26,662	460,186
First Interstate BancSystem, Inc. (Class A Stock)	3,820	171,136
First Republic Bank(a)	18,769	1,801,824
Great Western Bancorp, Inc.	8,000	337,520
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	76,509	553,478
Hana Financial Group, Inc. (South Korea)	13,854	555,856
HDFC Bank Ltd. (India), ADR	39,424	3,709,797
HSBC Holdings PLC (United Kingdom)	152,457	1,329,088
Huntington Bancshares, Inc.	52,768	787,299
IBERIABANK Corp.	5,130	417,326
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,276,000	931,610
Industrial Bank of Korea (South Korea)	24,126	331,505
ING Groep NV (Netherlands)	304,147	3,941,001
Itau Unibanco Holding SA (Brazil), ADR(a)	141,402	1,552,593
KBC Group NV (Belgium)	12,281	918,190
Kiatnakin Bank PCL (Thailand), NVDR	83,400	194,154
Kotak Mahindra Bank Ltd. (India)	35,846	563,983
Krung Thai Bank PCL (Thailand), NVDR	441,600	275,876
Lloyds Banking Group PLC (United Kingdom)	579,990	446,795

A856

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
M&T Bank Corp.	11,574	$1,904,386
Mitsubishi UFJ Financial Group, Inc. (Japan)	196,600	1,221,784
National Australia Bank Ltd. (Australia)	5,373	107,939
OTP Bank Nyrt (Hungary)	14,797	548,742
PNC Financial Services Group, Inc. (The)	14,900	2,029,231
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	389,000	244,739
Public Bank Bhd (Malaysia)	69,900	422,392
Sberbank of Russia PJSC (Russia)	420,177	1,304,452
Sberbank of Russia PJSC (Russia), ADR(a)	55,112	693,033
Shinhan Financial Group Co. Ltd. (South Korea)	14,011	568,498
Siam Commercial Bank PCL (The) (Thailand)	149,500	689,183
Standard Bank Group Ltd. (South Africa)	46,178	570,864
Standard Chartered PLC (United Kingdom)	272,773	2,259,340
Sumitomo Mitsui Financial Group, Inc. (Japan)	74,600	3,004,707
SunTrust Banks, Inc.	43,438	2,901,224
Svenska Handelsbanken AB (Sweden) (Class A Stock)	90,056	1,136,721
Tisco Financial Group PCL (Thailand), NVDR	68,000	176,061
U.S. Bancorp	25,100	1,325,531
UniCredit SpA (Italy)	6,106	91,723
United Overseas Bank Ltd. (Singapore)	11,900	235,730
Wells Fargo & Co.	66,100	3,474,216
Western Alliance Bancorp*	7,127	405,455
Westpac Banking Corp. (Australia)	9,407	189,946
Wintrust Financial Corp.	4,953	420,708
Woori Bank (South Korea)	16,940	257,924
Zions Bancorp NA	13,822	693,173

		82,338,821

Beverages — 1.0%
Ambev SA (Brazil), ADR	150,143	686,154
Anheuser-Busch InBev SA/NV (Belgium)	18,308	1,599,976
Asahi Group Holdings Ltd. (Japan)	37,100	1,608,004
Coca-Cola Co. (The)	62,537	2,888,584
Constellation Brands, Inc. (Class A Stock)(u)	30,779	6,636,568
Diageo PLC (United Kingdom)	54,065	1,913,772
Fomento Economico Mexicano SAB de CV (Mexico), ADR	6,788	671,808
Heineken NV (Netherlands)	4,259	398,797
Keurig Dr. Pepper, Inc.	17,900	414,743
Molson Coors Brewing Co. (Class B Stock)	15,800	971,700
PepsiCo, Inc.	18,161	2,030,400
Pernod Ricard SA (France)	15,505	2,543,922
Royal Unibrew A/S (Denmark)	14,016	1,152,571
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	90,000	422,534
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	4,700	46,421

		23,985,954

Biotechnology — 0.4%
Alexion Pharmaceuticals, Inc.*	4,294	596,909

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Biogen, Inc.*	5,339	$1,886,322
CSL Ltd. (Australia)	3,298	479,814
Exact Sciences Corp.*(a)	15,173	1,197,453
Exelixis, Inc.*	23,018	407,879
Intercept Pharmaceuticals, Inc.*(a)	6,401	808,830
Sage Therapeutics, Inc.*	3,263	460,899
Spark Therapeutics, Inc.*(a)	9,291	506,824
Swedish Orphan Biovitrum AB (Sweden)*	53,026	1,550,617
Vertex Pharmaceuticals, Inc.*	14,257	2,747,894

		10,643,441

Building Products — 0.3%
Daikin Industries Ltd. (Japan)	23,200	3,087,060
Fortune Brands Home & Security, Inc.	14,914	780,897
JELD-WEN Holding, Inc.*	8,777	216,441
Lennox International, Inc.	9,027	1,971,497
USG Corp.*	9,096	393,948

		6,449,843

Capital Markets — 1.0%
3i Group PLC (United Kingdom)	73,005	894,499
B3 SA - Brasil Bolsa Balcao (Brazil)	40,040	231,998
BlackRock, Inc.	2,158	1,017,130
Charles Schwab Corp. (The)	61,730	3,034,030
Credit Suisse Group AG (Switzerland)*	59,444	889,620
Deutsche Bank AG (Germany)	15,488	175,835
Deutsche Boerse AG (Germany)	10,131	1,355,228
Eaton Vance Corp.	6,264	329,236
FactSet Research Systems, Inc.	1,329	297,311
Focus Financial Partners, Inc. (Class A Stock)*	2,860	135,736
Invesco Ltd.	21,300	487,343
Lazard Ltd. (Class A Stock)	6,975	335,707
London Stock Exchange Group PLC (United Kingdom)	11,039	659,749
Macquarie Group Ltd. (Australia)	994	90,313
Moelis & Co. (Class A Stock)	4,582	251,094
Morgan Stanley	80,058	3,728,301
Morningstar, Inc.	2,230	280,757
Nasdaq, Inc.	12,853	1,102,787
Northern Trust Corp.	8,500	868,105
Partners Group Holding AG (Switzerland)	1,971	1,559,603
S&P Global, Inc.	11,766	2,298,959
T. Rowe Price Group, Inc.	15,800	1,725,044
UBS Group AG (Switzerland)*	170,092	2,672,984
Yuanta Financial Holding Co. Ltd. (Taiwan)	472,000	248,853

		24,670,222

Chemicals — 0.7%
AdvanSix, Inc.*	11,680	396,535
Air Liquide SA (France)	13,112	1,722,680
Akzo Nobel NV (Netherlands)	10,294	960,473
Anhui Jinhe Industrial Co. Ltd. (China) (Class A Stock)	14,500	35,648
Asian Paints Ltd. (India)	17,720	315,924
BASF SE (Germany)	24,538	2,179,772
Chr Hansen Holding A/S (Denmark)	5,541	561,577
Covestro AG (Germany), 144A	12,007	973,110
Daicel Corp. (Japan)	62,100	720,117

A857

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
GCP Applied Technologies, Inc.*	14,284	$379,240
Indorama Ventures PCL (Thailand), NVDR	59,500	108,612
Koninklijke DSM NV (Netherlands)	9,891	1,045,111
Linde AG (Germany)	8,279	1,950,068
Nitto Denko Corp. (Japan)	9,300	697,949
PQ Group Holdings, Inc.*	22,508	393,215
PTT Global Chemical PCL (Thailand), NVDR	176,000	442,363
Quaker Chemical Corp.	2,682	542,327
Sasol Ltd. (South Africa)	17,453	674,731
Shin-Etsu Chemical Co. Ltd. (Japan)	15,100	1,337,861
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class A Stock)	63,704	54,192
Toray Industries, Inc. (Japan)	90,400	678,689
Valvoline, Inc.	21,319	458,572

		16,628,766

Commercial Services & Supplies — 0.3%
Advanced Disposal Services, Inc.*	11,923	322,875
Brady Corp. (Class A Stock)	14,151	619,106
BrightView Holdings, Inc.*	16,850	270,443
Copart, Inc.*	29,318	1,510,757
Herman Miller, Inc.	9,048	347,443
KAR Auction Services, Inc.	9,265	553,028
MSA Safety, Inc.	2,130	226,717
US Ecology, Inc.	4,501	331,949
Waste Connections, Inc.	49,953	3,984,751

		8,167,069

Communications Equipment — 0.2%
Arista Networks, Inc.*	4,088	1,086,836
Cisco Systems, Inc.	32,500	1,581,125
CommScope Holding Co., Inc.*	28,000	861,280
Nokia OYJ (Finland)	87,811	487,112
Palo Alto Networks, Inc.*	8,940	2,013,824

		6,030,177

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	33,557	1,427,087
China Railway Group Ltd. (China) (Class H Stock)	159,000	157,497
Daelim Industrial Co. Ltd. (South Korea)	1,340	99,815
Eiffage SA (France)	10,018	1,118,068
GS Engineering & Construction Corp. (South Korea)	2,530	119,387
Tekfen Holding A/S (Turkey)	53,462	191,919
Vinci SA (France)	22,930	2,182,113
Willscot Corp.*(a)	20,720	355,348

		5,651,234

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	79,500	479,134
China Jushi Co. Ltd. (China) (Class A Stock)	33,300	51,322
CRH PLC (Ireland)	14,087	460,103
Eagle Materials, Inc.	7,528	641,687
Imerys SA (France)	9,079	670,022
LafargeHolcim Ltd. (Switzerland), (XBRN)*	28,459	1,400,852

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
LafargeHolcim Ltd. (Switzerland), (XPAR)*	9,513	$469,587
Martin Marietta Materials, Inc.	7,800	1,419,210
Siam Cement PCL (The) (Thailand)	36,700	506,016
Taiwan Cement Corp. (Taiwan)	116,600	156,990

		6,254,923

Consumer Finance — 0.2%
Ally Financial, Inc.	19,500	515,775
American Express Co.	11,200	1,192,687
Capital One Financial Corp.	28,700	2,724,491

		4,432,953

Containers & Packaging — 0.3%
AptarGroup, Inc.	9,719	1,047,125
Ball Corp.(a)	43,500	1,913,565
Crown Holdings, Inc.*	27,420	1,316,160
Graphic Packaging Holding Co.	45,400	636,054
Packaging Corp. of America	6,100	669,109
WestRock Co.	33,388	1,784,255

		7,366,268

Distributors — 0.1%
Genuine Parts Co.	6,675	663,495
LKQ Corp.*	34,398	1,089,385
Pool Corp.	6,403	1,068,533

		2,821,413

Diversified Consumer Services — 0.0%
China Maple Leaf Educational Systems Ltd. (China)	184,000	96,368
Estacio Participacoes SA (Brazil)	53,792	332,991
Kroton Educacional SA (Brazil)	95,714	268,285
ServiceMaster Global Holdings, Inc.*	4,890	303,327

		1,000,971

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class A Stock)*(u)	16	5,120,002
Berkshire Hathaway, Inc. (Class B Stock)*(u)	13,469	2,883,848
FirstRand Ltd. (South Africa)	249,353	1,196,500
Fubon Financial Holding Co. Ltd. (Taiwan)	328,000	556,353

		9,756,703

Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG (Germany)	50,869	819,229
LG Uplus Corp. (South Korea)	9,340	154,152
Nippon Telegraph & Telephone Corp. (Japan)	16,800	755,613
Orange SA (France)	177,509	2,824,638
Sunrise Communications Group AG (Switzerland), 144A*	12,597	1,138,515
Telecom Italia SpA (Italy)*	587,512	355,815
Telefonica SA (Spain)	51,663	408,133
Telenor ASA (Norway)	47,297	922,163
Verizon Communications, Inc.	72,470	3,869,173

		11,247,431

Electric Utilities — 0.7%
American Electric Power Co., Inc.	19,900	1,410,511

A858

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Duke Energy Corp.	8,100	$648,162
Edison International	10,200	690,336
Enel SpA (Italy)	564,909	2,889,547
Eversource Energy	11,000	675,840
Iberdrola SA (Spain)	207,687	1,526,692
Kyushu Electric Power Co., Inc. (Japan)	18,200	219,551
NextEra Energy, Inc.(u)	38,066	6,379,861
Portland General Electric Co.	12,006	547,594
RusHydro PJSC (Russia)	8,333,396	79,510
Xcel Energy, Inc.	45,168	2,132,381

		17,199,985

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	44,506	1,052,331
Eaton Corp. PLC	23,823	2,066,169
Generac Holdings, Inc.*(a)	6,384	360,121
Graphite India Ltd. (India)	12,760	148,068
HEG Ltd. (India)	1,600	73,680
Mabuchi Motor Co. Ltd. (Japan)	20,400	821,949
Nidec Corp. (Japan)	10,000	1,437,212
Schneider Electric SE (France)	29,626	2,385,961

		8,345,491

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	13,104	1,232,038
Arrow Electronics, Inc.*	13,884	1,023,528
AU Optronics Corp. (Taiwan)	548,000	231,364
Chilisin Electronics Corp. (Taiwan)	27,000	83,291
Corning, Inc.	49,279	1,739,549
Delta Electronics, Inc. (Taiwan)	123,000	528,297
FLEXium Interconnect, Inc. (Taiwan)	44,723	127,081
Hitachi Ltd. (Japan)	10,600	359,950
Keyence Corp. (Japan)	3,000	1,744,439
Largan Precision Co. Ltd. (Taiwan)	5,000	595,952
LG Display Co. Ltd. (South Korea)	7,840	135,048
Yageo Corp. (Taiwan)	10,783	163,092

		7,963,629

Energy Equipment & Services — 0.1%
Apergy Corp.*	5,550	241,757
Core Laboratories NV(a)	5,041	583,899
Patterson-UTI Energy, Inc.	32,858	562,200
Petroleum Geo-Services ASA (Norway)*	151,744	680,963
Saipem SpA (Italy)*	185,057	1,139,194

		3,208,013

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Campus Communities, Inc.	32,003	1,317,243
American Homes 4 Rent (Class A Stock)	35,381	774,490
AvalonBay Communities, Inc.	16,789	3,041,328
Boston Properties, Inc.	11,512	1,417,012
Brandywine Realty Trust	68,701	1,079,980
Brixmor Property Group, Inc.	120,115	2,103,213
Camden Property Trust	14,250	1,333,373
CorePoint Lodging, Inc.	20,000	389,000
Cousins Properties, Inc.	65,343	580,899
CubeSmart	10,910	311,262
Dexus (Australia)	78,768	602,140
Digital Realty Trust, Inc.	20,222	2,274,571
Douglas Emmett, Inc.	32,935	1,242,308

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Duke Realty Corp.	20,463	$580,535
EastGroup Properties, Inc.	11,532	1,102,690
Empire State Realty Trust, Inc. (Class A Stock)	35,144	583,742
Equinix, Inc.	5,293	2,291,287
Equity LifeStyle Properties, Inc.	12,922	1,246,327
Equity Residential	36,768	2,436,248
Essex Property Trust, Inc.	4,426	1,091,938
Federal Realty Investment Trust	10,794	1,365,117
Goodman Group (Australia)	125,469	941,438
HCP, Inc.	76,251	2,006,926
Healthcare Trust of America, Inc. (Class A Stock)	23,402	624,131
Highwoods Properties, Inc.	24,423	1,154,231
Host Hotels & Resorts, Inc.	60,300	1,272,329
Invitation Homes, Inc.(a)	38,839	889,801
Iron Mountain, Inc.	36,004	1,242,858
JBG SMITH Properties	11,119	409,513
Kimco Realty Corp.	47,600	796,824
Liberty Property Trust	19,097	806,848
Mid-America Apartment Communities, Inc.	29,081	2,913,335
National Retail Properties, Inc.	14,347	643,033
Outfront Media, Inc.	53,835	1,074,008
Park Hotels & Resorts, Inc.(a)	37,054	1,216,112
PotlatchDeltic Corp.	3,345	136,978
Prologis, Inc.	68,636	4,652,834
Public Storage(a)	13,261	2,673,816
Rayonier, Inc.	21,566	729,146
Rexford Industrial Realty, Inc.	16,855	538,686
RLJ Lodging Trust	65,999	1,453,958
Saul Centers, Inc.	3,383	189,447
SBA Communications Corp.*	4,172	670,148
Sunstone Hotel Investors, Inc.	38,953	637,271
Taubman Centers, Inc.	7,644	457,341
Terreno Realty Corp.	19,148	721,880
Ventas, Inc.	8,278	450,158
VEREIT, Inc.	143,356	1,040,765
VICI Properties, Inc.	12,734	275,309
Welltower, Inc.	7,215	464,069
Weyerhaeuser Co.	50,548	1,631,184

		59,879,080

Food & Staples Retailing — 0.4%
BJ’s Wholesale Club Holdings, Inc.*	8,300	222,273
Kroger Co. (The)	22,300	649,153
Magnit PJSC (Russia), GDR	5,692	80,075
Performance Food Group Co.*	22,254	741,058
President Chain Store Corp. (Taiwan)	125,000	1,468,147
Raia Drogasil SA (Brazil)	20,247	363,223
Seven & i Holdings Co. Ltd. (Japan)	26,800	1,192,982
Shoprite Holdings Ltd. (South Africa)	32,665	442,790
SPAR Group Ltd. (The) (South Africa)	14,650	190,770
Walgreens Boots Alliance, Inc.	21,800	1,589,220
Wal-Mart de Mexico SAB de CV (Mexico)	341,969	1,037,383
Wesfarmers Ltd. (Australia)	18,983	683,353

		8,660,427

Food Products — 0.4%
Mondelez International, Inc. (Class A Stock)	50,507	2,169,781

A859

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Nestle SA (Switzerland)	74,486	$6,204,620
Orion Corp. (South Korea)	740	70,404
Post Holdings, Inc.*	12,100	1,186,284
Ros Agro PLC (Russia), GDR	6,994	72,178
Tiger Brands Ltd. (South Africa)	14,699	275,195
Tingyi Cayman Islands Holding Corp. (China)	66,000	121,431
Uni-President China Holdings Ltd. (China)	145,000	154,782
Uni-President Enterprises Corp. (Taiwan)	139,000	362,872
Want Want China Holdings Ltd. (China)	298,000	250,623

		10,868,170

Gas Utilities — 0.0%
Tokyo Gas Co. Ltd. (Japan)	13,400	329,721

Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp.*	39,732	1,529,681
DexCom, Inc.*	5,668	810,751
Essilor International Cie Generale d’Optique SA (France)	8,582	1,268,724
ICU Medical, Inc.*	1,990	562,673
Intuitive Surgical, Inc.*	4,513	2,590,462
Koninklijke Philips NV (Netherlands)	8,045	365,708
Medtronic PLC	21,071	2,072,754
Olympus Corp. (Japan)	3,500	136,002
West Pharmaceutical Services, Inc.(a)	5,747	709,582

		10,046,337

Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*(a)	25,346	892,179
Aetna, Inc.	4,350	882,398
AmerisourceBergen Corp.	6,800	627,095
Centene Corp.*	9,991	1,446,497
Cigna Corp.(u)	27,428	5,711,881
CVS Health Corp.	24,697	1,944,148
Encompass Health Corp.	8,815	687,129
Fresenius Medical Care AG & Co. KGaA (Germany)	10,339	1,060,187
HCA Healthcare, Inc.	4,900	681,688
HealthEquity, Inc.*	4,557	430,226
Magellan Health, Inc.*	1,771	127,601
Molina Healthcare, Inc.*	3,132	465,728
Premier, Inc. (Class A Stock)*(a)	8,403	384,689
Tivity Health, Inc.*	8,150	262,023
UnitedHealth Group, Inc.(u)	62,650	16,667,406

		32,270,875

Health Care Technology — 0.2%
Evolent Health, Inc. (Class A Stock)*(a)	35,714	1,014,278
Medidata Solutions, Inc.*(a)	4,824	353,647
Teladoc Health, Inc.*(a)	13,198	1,139,647
Veeva Systems, Inc. (Class A Stock)*	11,816	1,286,408

		3,793,980

Hotels, Restaurants & Leisure — 0.5%
Accor SA (France)	26,228	1,345,283
Brinker International, Inc.(a)	14,400	672,911
Caesars Entertainment Corp.*	4,466	45,777
Hilton Worldwide Holdings, Inc.(u)	51,033	4,122,446

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
InterContinental Hotels Group PLC (United Kingdom)	11,087	$689,938
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR(u)	57,626	1,218,790
Monarch Casino & Resort, Inc.*	3,762	170,983
Papa John’s International, Inc.	1,863	95,535
Royal Caribbean Cruises Ltd.	5,548	720,907
Sands China Ltd. (Macau)	340,000	1,538,049
Sodexo SA (France)	9,094	962,566
Whitbread PLC (United Kingdom)	4,451	273,591

		11,856,776

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	69,266	511,865
D.R. Horton, Inc.	10,816	456,219
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)*	7,600	44,350
Lennar Corp. (Class A Stock)	54,303	2,535,407
MRV Engenharia e Participacoes SA (Brazil)	65,616	198,381
Panasonic Corp. (Japan)	60,600	703,142
Persimmon PLC (United Kingdom)	19,994	616,635
Sony Corp. (Japan)	9,400	576,610
Taylor Morrison Home Corp. (Class A Stock)*	10,623	191,639
Taylor Wimpey PLC (United Kingdom)	196,425	440,004

		6,274,252

Household Products — 0.1%
Clorox Co. (The)(a)	3,300	496,353
Energizer Holdings, Inc.(a)	10,950	642,218
Procter & Gamble Co. (The)	14,042	1,168,716
Spectrum Brands Holdings, Inc.(a)	1,841	137,560
Unilever Indonesia Tbk PT (Indonesia)	93,600	295,180

		2,740,027

Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	7,300	201,824
Vistra Energy Corp.*	3,851	95,813

		297,637

Industrial Conglomerates — 0.4%
Bidvest Group Ltd. (The) (South Africa)	39,502	516,864
Carlisle Cos., Inc.	6,000	730,799
CK Hutchison Holdings Ltd. (Hong Kong)	140,500	1,619,305
Enka Insaat ve Sanayi A/S (Turkey)	1	1
Far Eastern New Century Corp. (Taiwan)	199,000	233,022
Honeywell International, Inc.	22,626	3,764,966
Jardine Matheson Holdings Ltd. (Hong Kong)	17,400	1,092,063
KOC Holding A/S (Turkey)	111,387	314,259
LG Corp. (South Korea)	3,219	210,449
Siemens AG (Germany)	5,985	765,267
SK Holdings Co. Ltd. (South Korea)	590	152,413

		9,399,408

Insurance — 1.9%
AIA Group Ltd. (Hong Kong)	745,600	6,672,244

A860

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Alleghany Corp.	773	$504,406
Allianz SE (Germany)	19,696	4,382,624
American International Group, Inc.	58,454	3,112,091
ASR Nederland NV (Netherlands)	29,064	1,383,556
Assicurazioni Generali SpA (Italy)	44,556	767,569
Aviva PLC (United Kingdom)	327,252	2,090,237
AXA SA (France)	88,851	2,392,787
Chubb Ltd.	7,242	967,821
Fairfax Financial Holdings Ltd. (Canada)	1,178	639,995
Hannover Rueck SE (Germany)	5,381	758,547
Hartford Financial Services Group, Inc. (The)	41,679	2,082,283
HDFC Standard Life Insurance Co. Ltd. (India), 144A	94,051	508,125
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	5,851	220,948
IRB Brasil Resseguros SA (Brazil)	16,152	264,564
Kinsale Capital Group, Inc.	4,090	261,187
Lincoln National Corp.	10,963	741,757
Loews Corp.	43,600	2,190,028
Marsh & McLennan Cos., Inc.	10,700	885,104
Old Mutual Ltd. (South Africa)	121,976	257,775
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	448,500	4,553,485
Principal Financial Group, Inc.	9,181	537,915
ProAssurance Corp.	6,500	305,175
Progressive Corp. (The)	28,229	2,005,388
Prudential PLC (United Kingdom)	132,574	3,041,319
RLI Corp.	3,283	257,978
Sanlam Ltd. (South Africa)	85,275	476,316
Swiss Re AG (Switzerland)	8,559	789,462
T&D Holdings, Inc. (Japan)	49,600	816,569
Tokio Marine Holdings, Inc. (Japan)	18,200	900,870
Travelers Cos., Inc. (The)	10,400	1,348,984
Unum Group	11,500	449,305
Zurich Insurance Group AG (Switzerland)	1,317	415,427

		46,981,841

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.*	8,208	16,440,623
Expedia Group, Inc.(a)	5,600	730,688
JD.com, Inc. (China), ADR*	21,185	552,717
Netflix, Inc.*	12,139	4,541,564
Wayfair, Inc. (Class A Stock)*(a)	6,483	957,345

		23,222,937

Internet Software & Services — 1.8%
Alibaba Group Holding Ltd. (China),
ADR*(a)	24,183	3,984,391
Alphabet, Inc. (Class A Stock)*(u)	10,068	12,152,881
Alphabet, Inc. (Class C Stock)*	6,872	8,201,526
Baidu, Inc. (China), ADR*	13,527	3,093,354
Cision Ltd.*	25,511	428,585
Cornerstone OnDemand, Inc.*	5,000	283,750
DocuSign, Inc.*(a)	12,442	654,076
Facebook, Inc. (Class A Stock)*	19,976	3,285,253
GoDaddy, Inc. (Class A Stock)*	22,930	1,912,133
GrubHub, Inc.*	1,210	167,730
Instructure, Inc.*	7,115	251,871

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
MercadoLibre, Inc. (Argentina)(a)	2,604	$886,584
NAVER Corp. (South Korea)	1,020	658,606
Q2 Holdings, Inc.*	8,756	530,176
Spotify Technology SA*	6,426	1,162,014
Tencent Holdings Ltd. (China)	169,500	6,989,272

		44,642,202

IT Services — 2.0%
Accenture PLC (Class A Stock)	13,165	2,240,683
Adyen NV (Netherlands), 144A*	1,523	1,246,270
Alliance Data Systems Corp.(u)	11,028	2,604,373
Amadeus IT Group SA (Spain)	11,774	1,092,541
Automatic Data Processing, Inc.	5,681	855,899
Capgemini SE (France)	14,990	1,885,442
Cielo SA (Brazil)	76,700	231,702
Cognizant Technology Solutions Corp. (Class A Stock)	7,063	544,910
CoreLogic, Inc.*	6,963	344,042
Firstsource Solutions Ltd. (India)	96,250	82,140
Fiserv, Inc.*(u)	54,203	4,465,243
Gartner, Inc.*	8,897	1,410,175
Global Payments, Inc.	16,630	2,118,662
HCL Technologies Ltd. (India)	37,423	562,492
Infosys Ltd. (India), ADR(a)	133,512	1,357,817
InterXion Holding NV (Netherlands)*	9,085	611,421
Mastercard, Inc. (Class A Stock)(u)	20,169	4,489,821
Nomura Research Institute Ltd. (Japan)	10,600	534,881
Otsuka Corp. (Japan)	15,400	574,450
PayPal Holdings, Inc.*(u)	56,429	4,956,724
Square, Inc. (Class A Stock)*(a)	9,861	976,338
Tata Consultancy Services Ltd. (India)	71,528	2,157,610
Teradata Corp.*(u)	15,857	597,967
Visa, Inc. (Class A Stock)(a)(u)	58,767	8,820,339
Wirecard AG (Germany)	5,190	1,128,740
Worldpay, Inc. (Class A Stock)*	15,598	1,579,609

		47,470,291

Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	16,298	447,054
Brunswick Corp.	9,689	649,357
Malibu Boats, Inc. (Class A Stock)*	2,371	129,741

		1,226,152

Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	5,048	1,852,919
Syneos Health, Inc.*	5,520	284,556
Thermo Fisher Scientific, Inc.(u)	19,175	4,680,234

		6,817,709

Machinery — 1.3%
Allison Transmission Holdings, Inc.	1,076	55,963
Alstom SA (France)	19,267	859,978
Altra Industrial Motion Corp.(a)	8,178	337,751
Atlas Copco AB (Sweden) (Class A Stock)	34,232	985,709
Cargotec OYJ (Finland) (Class B Stock)	9,020	404,441
Caterpillar, Inc.	12,235	1,865,715
China Conch Venture Holdings Ltd. (China)	67,000	233,860
Deere & Co.	7,366	1,107,331
DMG Mori Co. Ltd. (Japan)	44,400	739,747
Douglas Dynamics, Inc.	5,700	250,230

A861

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Dover Corp.	11,100	$982,683
Epiroc AB (Sweden) (Class A Stock)*	41,286	461,510
Evoqua Water Technologies Corp.*	14,969	266,149
FANUC Corp. (Japan)	6,700	1,259,709
Gates Industrial Corp. PLC*	13,242	258,219
Georg Fischer AG (Switzerland)	867	978,772
Illinois Tool Works, Inc.	5,400	762,048
Ingersoll-Rand PLC	6,526	667,610
Komatsu Ltd. (Japan)	46,200	1,405,920
Kubota Corp. (Japan)	86,600	1,472,812
Lincoln Electric Holdings, Inc.	4,134	386,281
Makita Corp. (Japan)	27,900	1,398,220
Metso OYJ (Finland)	20,235	715,900
Middleby Corp. (The)*(a)	3,300	426,855
Nordson Corp.	5,653	785,202
Oshkosh Corp.	17,105	1,218,560
Parker-Hannifin Corp.	5,723	1,052,631
Proto Labs, Inc.*	1,669	269,961
RBC Bearings, Inc.*	4,431	666,245
Sinotruk Hong Kong Ltd. (China)	57,500	125,578
SMC Corp. (Japan)	3,674	1,173,969
Stanley Black & Decker, Inc.	17,784	2,604,289
Toro Co. (The)	14,938	895,832
Volvo AB (Sweden) (Class B Stock)	86,321	1,523,035
WABCO Holdings, Inc.*	6,872	810,484
Wartsila OYJ Abp (Finland)	31,003	603,419
WEG SA (Brazil)	95,615	466,409
Weichai Power Co. Ltd. (China) (Class H Stock)	151,000	187,710
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	78,600	45,150

		30,711,887

Media — 0.8%
Altice USA, Inc. (Class A Stock)(u)	218,550	3,964,497
CBS Corp. (Class B Stock)	13,572	779,711
Charter Communications, Inc. (Class A Stock)*(a)	9,319	3,036,876
Cinemark Holdings, Inc.(a)	15,391	618,718
Discovery, Inc. (Class A Stock)*(u)	1,450	46,400
DISH Network Corp. (Class A Stock)*	57,495	2,056,021
Entercom Communications Corp. (Class A Stock)(a)	70,822	559,494
EW Scripps Co. (The) (Class A Stock)(a)	15,660	258,390
I-CABLE Communications Ltd. (Hong Kong)*	15,252	343
ITV PLC (United Kingdom)	343,797	707,215
JCDecaux SA (France)	18,105	661,674
Naspers Ltd. (South Africa) (Class N Stock)	2,804	603,194
Nexstar Media Group, Inc. (Class A Stock)	13,358	1,087,341
Walt Disney Co. (The)	29,926	3,499,546
WPP PLC (United Kingdom)	83,140	1,217,546

		19,096,966

Metals & Mining — 0.5%
Alrosa PJSC (Russia)	243,948	396,947
Antofagasta PLC (Chile)	15,070	167,697
ArcelorMittal (Luxembourg)	63,865	1,970,017

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Baoshan Iron & Steel Co. Ltd. (China)
(Class A Stock)	39,500	$45,044
BHP Billiton Ltd. (Australia)	148,412	3,724,707
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	105,327	192,721
Evraz PLC (Russia)	14,426	106,295
Glencore PLC (Switzerland)*	296,577	1,278,714
Hoa Phat Group JSC (Vietnam)*	88,746	160,737
Magnitogorsk Iron & Steel Works PJSC (Russia)	216,477	171,726
MMC Norilsk Nickel PJSC (Russia), ADR(a)	27,441	474,729
Novolipetsk Steel PJSC (Russia), GDR	4,430	119,189
Outokumpu OYJ (Finland)	102,026	598,743
Rio Tinto Ltd. (Australia)	19,012	1,079,930
Rio Tinto PLC (Australia)	4,137	208,425
Severstal PJSC (Russia), GDR	11,643	192,156
Vale SA (Brazil), ADR	95,461	1,416,641

		12,304,418

Multiline Retail — 0.2%
Chongqing Department Store Co. Ltd.
(China) (Class A Stock)	9,500	38,262
Dollar Tree, Inc.*	10,158	828,385
Kohl’s Corp.	16,200	1,207,710
Lojas Renner SA (Brazil)	64,100	491,398
Marui Group Co. Ltd. (Japan)(a)	43,100	1,063,388
Nordstrom, Inc.(a)	20,600	1,232,086
Wangfujing Group Co. Ltd. (China) (Class A Stock)	16,400	39,087

		4,900,316

Multi-Utilities — 0.2%
Engie SA (France)	102,021	1,500,915
NiSource, Inc.	16,300	406,196
NorthWestern Corp.	8,590	503,889
Public Service Enterprise Group, Inc.	16,765	885,024
WEC Energy Group, Inc.	8,699	580,745

		3,876,769

Oil, Gas & Consumable Fuels — 2.1%
BP PLC (United Kingdom)	157,979	1,209,920
Bukit ASAm Tbk PT (Indonesia)	209,400	60,801
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	98,000	223,417
CNOOC Ltd. (China)	219,000	435,866
Concho Resources, Inc.*	14,645	2,237,024
ConocoPhillips	20,600	1,594,440
Diamondback Energy, Inc.(a)	11,882	1,606,328
Eni SpA (Italy)	95,537	1,803,327
EOG Resources, Inc.	28,209	3,598,622
EQT Corp.	20,200	893,446
Exxon Mobil Corp.	29,700	2,525,094
Kinder Morgan, Inc.	77,400	1,372,302
LUKOIL PJSC (Russia), ADR	9,010	684,832
Lundin Petroleum AB (Sweden)	41,923	1,601,410
Marathon Petroleum Corp.	24,715	1,976,459
MOL Hungarian Oil & Gas PLC (Hungary)	24,571	264,551
Neste OYJ (Finland)	17,003	1,400,628
Novatek PJSC (Russia), GDR	1,010	178,217

A862

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Occidental Petroleum Corp.	52,820	$4,340,219
Oil & Natural Gas Corp. Ltd. (India)	58,720	143,856
Oil Search Ltd. (Australia)	52,926	345,038
Parsley Energy, Inc. (Class A Stock)*	19,911	582,397
PBF Energy, Inc. (Class A Stock)	8,300	414,253
Penn Virginia Corp.*	65	5,235
Penn Virginia Corp. NPV*	529	42,606
Phillips 66	8,100	913,032
Pioneer Natural Resources Co.	8,647	1,506,221
Polski Koncern Naftowy ORLEN SA (Poland)	14,321	391,310
PTT Exploration & Production PCL (Thailand)	53,400	256,218
PTT PCL (Thailand), NVDR	425,000	713,260
Repsol SA (Spain)	112,688	2,239,465
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	157,522	5,402,786
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	55,319	1,933,754
SRC Energy, Inc.*	43,823	389,586
Tatneft PJSC (Russia), ADR(a)	5,623	429,597
TOTAL SA (France)	75,977	4,916,827
Ultra Petroleum Corp.*	2,287	2,561
Ultrapar Participacoes SA (Brazil)	36,280	334,992
Williams Cos., Inc. (The)	38,300	1,041,377
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	148,000	171,462

		50,182,736

Paper & Forest Products — 0.1%
Ence Energia y Celulosa SA (Spain)	80,024	812,584
Mondi Ltd. (United Kingdom)	5,230	143,778
Shandong Sun Paper Industry JSC Ltd. (China) (Class A Stock)	31,500	34,965
Shanying International Holding Co. Ltd.
(China) (Class A Stock)	83,400	45,413
UPM-Kymmene OYJ (Finland)	63,378	2,485,398

		3,522,138

Personal Products — 0.3%
Coty, Inc. (Class A Stock)(a)	46,287	581,365
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,780	1,275,910
Kao Corp. (Japan)	13,600	1,098,244
Unilever NV (United Kingdom), CVA	13,621	757,008
Unilever PLC (United Kingdom)	51,658	2,837,645

		6,550,172

Pharmaceuticals — 2.3%
Allergan PLC	7,500	1,428,599
AstraZeneca PLC (United Kingdom)	5,720	445,445
Bayer AG (Germany)	22,594	1,999,854
Catalent, Inc.*	34,103	1,553,392
Concordia International Corp. (Canada)*	788	15,868
GlaxoSmithKline PLC (United Kingdom)	161,147	3,228,339
Jazz Pharmaceuticals PLC*	8,083	1,358,995
Johnson & Johnson(u)	52,261	7,220,902
Kyowa Hakko Kirin Co. Ltd. (Japan)	14,600	273,818
Lupin Ltd. (India)	23,319	290,010

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	46,550	$3,302,257
Nektar Therapeutics*	4,858	296,144
Novartis AG (Switzerland)	96,301	8,251,824
Novo Nordisk A/S (Denmark) (Class B Stock)	102,055	4,808,878
Otsuka Holdings Co. Ltd. (Japan)	19,500	983,160
Pfizer, Inc.	182,579	8,046,257
Prestige Consumer Healthcare, Inc.*(a)	9,266	351,089
Revance Therapeutics, Inc.*	19,227	477,791
Roche Holding AG (Switzerland)	31,280	7,570,034
Sanofi (France)	18,380	1,632,296
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	15,442	332,621
TherapeuticsMD, Inc.*(a)	99,186	650,660

		54,518,233

Professional Services — 0.1%
RELX PLC (United Kingdom)	66,700	1,401,313
Teleperformance (France)	4,157	785,066

		2,186,379

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	51,594	2,275,295
China Overseas Land & Investment Ltd. (China)	270,000	845,025
China Vanke Co. Ltd. (China) (Class H Stock)	142,100	469,510
CK Asset Holdings Ltd. (Hong Kong)	234,500	1,758,986
Country Garden Holdings Co. Ltd. (China)	255,000	321,214
Cushman & Wakefield PLC*(a)	47,720	810,763
HFF, Inc. (Class A Stock)	7,358	312,568
Land & Houses PCL (Thailand), NVDR	719,400	255,427
Mitsui Fudosan Co. Ltd. (Japan)	41,200	973,754
Quality Houses PCL (Thailand), NVDR	905,200	96,922
Realogy Holdings Corp.(a)	11,216	231,498

		8,350,962

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	3,200	665,879
Daqin Railway Co. Ltd. (China) (Class A Stock)	36,500	43,656
Knight-Swift Transportation Holdings, Inc.(a)	12,156	419,139
Landstar System, Inc.(a)	3,437	419,314
Norfolk Southern Corp.	14,891	2,687,826
Old Dominion Freight Line, Inc.	6,370	1,027,226
Tokyu Corp. (Japan)	49,600	906,730
Union Pacific Corp.(u)	25,669	4,179,683
West Japan Railway Co. (Japan)	10,400	724,141

		11,073,594

Semiconductors & Semiconductor Equipment — 1.4%
ams AG (Austria)*	7,602	424,377
Analog Devices, Inc.	32,003	2,958,997
Applied Materials, Inc.	29,727	1,148,949
ASML Holding NV (Netherlands)	25,502	4,755,958
Cabot Microelectronics Corp.	5,146	530,913
Globalwafers Co. Ltd. (Taiwan)	23,000	253,897
Infineon Technologies AG (Germany)	25,298	573,595
Macronix International (Taiwan)	167,280	139,655
Marvell Technology Group Ltd.	42,753	825,133

A863

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Novatek Microelectronics Corp. (Taiwan)	23,000	$113,963
NVIDIA Corp.	23,598	6,631,510
PSK, Inc. (South Korea)	1,756	26,420
QUALCOMM, Inc.(a)	12,200	878,766
Renesas Electronics Corp. (Japan)*	126,800	792,214
Silicon Motion Technology Corp. (Taiwan), ADR	2,820	151,433
Sino-American Silicon Products, Inc. (Taiwan)*	89,000	229,464
SK Hynix, Inc. (South Korea)	5,967	393,587
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	172,698	7,626,344
Texas Instruments, Inc.	43,272	4,642,653
Tokyo Electron Ltd. (Japan)	7,900	1,082,904
Universal Display Corp.(a)	3,187	375,747

		34,556,479

Software — 1.7%
Adobe Systems, Inc.*	5,403	1,458,540
Aspen Technology, Inc.*	3,688	420,100
Avaya Holdings Corp.*	10,696	236,810
Blackbaud, Inc.	4,233	429,565
Dassault Systemes SE (France)	5,074	759,315
Electronic Arts, Inc.*	12,384	1,492,148
Guidewire Software, Inc.*	4,657	470,404
Manhattan Associates, Inc.*	6,475	353,535
Microsoft Corp.(u)	144,602	16,538,131
MicroStrategy, Inc. (Class A Stock)*	1,807	254,100
NIIT Technologies Ltd. (India)	13,400	203,227
Nintendo Co. Ltd. (Japan)	1,100	400,743
Red Hat, Inc.*	6,981	951,371
SailPoint Technologies Holding, Inc.*	31,138	1,059,315
salesforce.com, Inc.*	32,674	5,196,146
SAP SE (Germany)	36,898	4,539,204
ServiceNow, Inc.*	10,796	2,112,021
Splunk, Inc.*	11,228	1,357,577
Tableau Software, Inc. (Class A Stock)*	3,519	393,213
Take-Two Interactive Software, Inc.*	7,384	1,018,918
Tyler Technologies, Inc.*	1,745	427,630

		40,072,013

Specialty Retail — 0.7%
AutoZone, Inc.*	5,537	4,295,051
Best Buy Co., Inc.	8,100	642,815
Dixons Carphone PLC (United Kingdom)	187,027	413,238
Home Depot, Inc. (The)	4,300	890,745
Industria de Diseno Textil SA (Spain)	78,641	2,378,136
Mr. Price Group Ltd. (South Africa)	14,553	235,011
Murphy USA, Inc.*(a)	9,900	846,054
O’Reilly Automotive, Inc.*	3,441	1,195,128
Ross Stores, Inc.	30,730	3,045,343
Tiffany & Co.	5,600	722,232
Tractor Supply Co.	10,268	933,156
Zhongsheng Group Holdings Ltd. (China)	49,500	120,206

		15,717,115

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	68,573	15,479,671

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
BOE Technology Group Co. Ltd. (China) (Class A Stock)	190,488	$87,082
Catcher Technology Co. Ltd. (Taiwan)	41,000	451,370
Hewlett Packard Enterprise Co.	33,300	543,123
Logitech International SA (Switzerland)	35,436	1,576,967
Micro-Star International Co. Ltd. (Taiwan)	47,000	127,171
Samsung Electronics Co. Ltd. (South Korea)	104,422	4,370,806
Samsung Electronics Co. Ltd. (South Korea), GDR	2,545	2,664,614

		25,300,804

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	2,743	670,170
Burberry Group PLC (United Kingdom)	86,268	2,266,592
Carter’s, Inc.	4,121	406,331
Cie Financiere Richemont SA (Switzerland)	27,231	2,211,056
Columbia Sportswear Co.	6,900	642,183
Kering SA (France)	1,906	1,021,681
Lululemon Athletica, Inc.*	7,555	1,227,612
LVMH Moet Hennessy Louis Vuitton SE (France)	10,435	3,688,774
PVH Corp.	7,108	1,026,395
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. (China) (Class A Stock)	28,500	33,313
Swatch Group AG (The) (Switzerland)	3,086	1,219,152

		14,413,259

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	126,971	3,077,505

Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	69,220	3,230,216
ITC Ltd. (India)	260,715	1,069,182
Japan Tobacco, Inc. (Japan)	25,800	674,425
KT&G Corp. (South Korea)	6,648	622,490
Swedish Match AB (Sweden)	17,064	872,872

		6,469,185

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	5,364	419,733
Brenntag AG (Germany)	13,866	854,750
Ferguson PLC (Switzerland)	32,262	2,734,839
Mitsubishi Corp. (Japan)	36,900	1,136,008

		5,145,330

Transportation Infrastructure — 0.0%
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	5,500	46,917
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	138,000	138,517

		185,434

Water Utilities — 0.0%
Grandblue Environment Co. Ltd. (China) (Class A Stock)	21,700	43,560

Wireless Telecommunication Services — 0.2%
Goodman Networks, Inc.*^	3,993	—

A864

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
KDDI Corp. (Japan)	14,700	$406,263
NII Holdings, Inc.*(a)	8,909	52,207
SK Telecom Co. Ltd. (South Korea)	850	216,159
Tele2 AB (Sweden) (Class B Stock)	78,321	940,941
TIM Participacoes SA (Brazil)	50,170	145,968
T-Mobile US, Inc.*(u)	12,242	859,144
Vodafone Group PLC (United Kingdom)	1,191,674	2,553,873

		5,174,555
TOTAL COMMON STOCKS (cost $902,682,275)		995,972,945

PREFERRED STOCKS — 1.1%

Banks — 0.3%
Bank of America Corp., Series L, CVT, 7.250%	2,221	2,874,529
Itau Unibanco Holding SA (Brazil) (PRFC)	87,346	954,446
Wells Fargo & Co., Series L, CVT, 7.500%(a)	2,713	3,502,157

		7,331,132

Consumer Finance — 0.3%
Mandatory Exchangeable Trust (China), CVT, 144A, 5.750%	34,257	6,346,110

Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 8.099%	3,000	78,900

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%(a)	22,867	1,302,276

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., CVT, 6.750%	6,692	633,063

Energy Equipment & Services — 0.0%
Nabors Industries Ltd., CVT, 6.000%	18,082	798,139

Equity Real Estate Investment Trusts (REITs) — 0.1%
Crown Castle International Corp., Series A, CVT, 6.875%	1,041	1,130,526
Welltower, Inc., Series I, CVT, 6.500%	11,425	691,441

		1,821,967

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	7,100	152,933

Food Products — 0.0%
Bunge Ltd., CVT, 4.875%	5,375	583,188

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	34,065	2,226,488

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	6,951	814,270

Insurance — 0.0%
XLIT Ltd. (Bermuda), Series D, 5.459%	110	110,688

Machinery — 0.1%
Stanley Black & Decker, Inc., CVT, 5.375%(a)	11,588	1,270,161

Metals & Mining — 0.0%
Metalurgica Gerdau SA (Brazil) (PRFC)	148,495	293,420

	Shares	Value
PREFERRED STOCKS (Continued)
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 6.750%	16,200	$766,260
DTE Energy Co., CVT, 6.500%	10,622	549,370
Sempra Energy, Series B, CVT, 6.750%(a)	6,825	687,926

		2,003,556

Oil, Gas & Consumable Fuels — 0.0%
Hess Corp., CVT, 8.000%	8,366	664,930
Surgutneftegas PJSC (Russia) (PRFC)	253,060	148,499

		813,429

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc., CVT*^	4,751	48
TOTAL PREFERRED STOCKS (cost $24,971,409)		26,579,768

	Units
RIGHTS* — 0.0%
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., expiring 01/23/27^	12,314	7,265

Media — 0.0%
Media General, Inc., CVR^	42,900	2,102

TOTAL RIGHTS (cost $ — )		9,367

WARRANTS* — 0.0%
Transportation — 0.0%
Jack Cooper, expiring 10/27/29^ (cost $ — )	117	—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.8%
Automobiles — 0.7%
Credit Acceptance Auto Loan Trust,
Series 2017-2A, Class B, 144A
3.020%	04/15/26	1,200	1,180,159
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	1,008	1,007,781
Series 2016-4A, Class D, 144A
3.770%	10/17/22	3,300	3,317,699
Exeter Automobile Receivables Trust,
Series 2014-3A, Class D, 144A
5.690%	04/15/21	2,350	2,384,392
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,730	1,728,858
Ford Credit Auto Owner Trust,
Series 2015-B, Class B
2.040%	10/15/20	307	305,464
Series 2016-A, Class A3
1.390%	07/15/20	37	36,606
Hertz Vehicle Financing II LP,
Series 2018-1A, Class A, 144A
3.290%	02/25/24	3,850	3,744,411

A865

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	3,080	$3,057,194

			16,762,564

Consumer Loans — 0.1%
CLUB Credit Trust,
Series 2017-NP1, Class B, 144A
3.170%	04/17/23	21	21,237
FREED ABS Trust,
Series 2018-1, Class B, 144A
4.560%	07/18/24	100	99,853
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	23	22,693
OneMain Financial Issuance Trust,
Series 2015-2A, Class D, 144A
5.640%	07/18/25	226	227,903
Series 2016-1A, Class B, 144A
4.570%	02/20/29	100	100,900
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	800	789,136
Regional Management Issuance Trust,
Series 2018-1, Class A, 144A
3.830%	07/15/27	114	113,637
Springleaf Funding Trust,
Series 2017-AA, Class B, 144A
3.100%	07/15/30	115	111,923

			1,487,282

Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2014-1, Class A, 1 Month LIBOR + 0.370%
2.528%(c)	12/15/21	126	126,244
Series 2017-8, Class A, 1 Month LIBOR + 0.120%
2.278%(c)	05/16/22	346	346,136
Capital One Multi-Asset Execution Trust,
Series 2014-A3, Class A3, 1 Month LIBOR + 0.380%
2.538%(c)	01/18/22	279	279,398
Series 2014-A4, Class A4, 1 Month LIBOR + 0.360%
2.518%(c)	06/15/22	491	492,228
Series 2016-A1, Class A1, 1 Month LIBOR + 0.450%
2.608%(c)	02/15/22	228	228,506
Citibank Credit Card Issuance Trust,
Series 2017-A1, Class A1, 1 Month LIBOR + 0.250%
2.408%(c)	01/19/21	100	100,065
Series 2017-A4, Class A4, 1 Month LIBOR + 0.220%
2.341%(c)	04/07/22	350	350,708
Discover Card Execution Note Trust,
Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%
2.588%(c)	07/15/21	520	520,667
Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%
2.648%(c)	07/15/24	100	100,838

			2,544,790

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans — 0.9%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	98	$99,907
Series 2005-1, Class M1, 1 Month LIBOR + 0.705%
2.921%(c)	04/25/35	2,281	2,286,839
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP2, Class A2D, 1 Month LIBOR + 0.280%
2.496%(c)	03/25/36	64	63,728
Series 2006-FM1, Class A2B, 1 Month LIBOR + 0.090%
2.306%(c)	07/25/36	340	124,723
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W1, Class M2, 1 Month LIBOR + 1.920%
4.136%(c)	03/25/34	1,953	1,922,243
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class A2, 1 Month LIBOR + 0.780%
2.996%(c)	03/25/34	692	690,890
Asset-Backed Funding Certificates Trust,
Series 2006-OPT2, Class A2, 1 Month LIBOR + 0.140%
2.356%(c)	10/25/36	278	268,045
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE7, Class M1, 1 Month LIBOR + 0.975%
3.133%(c)	12/15/33	3,442	3,442,473
Series 2005-HE6, Class M3, 1 Month LIBOR + 0.795%
3.011%(c)	07/25/35	1,562	1,561,250
Countrywide Asset-Backed Certificates Trust,
Series 2007-2, Class 2A3, 1 Month LIBOR + 0.140%
2.356%(c)	08/25/37	136	133,718
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1, 1 Month LIBOR + 0.100%
2.316%(c)	05/25/37	86	45,008
Home Equity Asset Trust,
Series 2005-9, Class 2A4, 1 Month LIBOR + 0.340%
2.556%(c)	04/25/36	38	37,802
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M1, 1 Month LIBOR + 0.840%
3.056%(c)	03/25/35	1,215	1,215,726
Series 2005-B, Class M2, 1 Month LIBOR + 0.705%
2.921%(c)	08/25/35	681	680,965
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4, 1 Month LIBOR + 0.150%
2.366%(c)	08/25/36	35	35,025
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2, 1 Month LIBOR + 0.110%
2.326%(c)	11/25/36	88	42,064
Series 2006-HE4, Class A3, 1 Month LIBOR + 0.150%
2.366%(c)	11/25/36	113	54,030
Merrill Lynch Mortgage Investors Trust,
Series 2005-AR1, Class M1, 1 Month LIBOR + 0.500%
2.716%(c)	06/25/36	742	744,066
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-SD3, Class M1, 1 Month LIBOR + 1.050%, 144A
3.266%(c)	06/25/34	22	22,558
Series 2005-HE3, Class M4, 1 Month LIBOR + 0.975%
3.191%(c)	07/25/35	54	54,398
Series 2007-HE7, Class A2B, 1 Month LIBOR + 1.000%
3.216%(c)	07/25/37	63	62,345

A866

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%
2.396%(c)	06/25/37	71	$70,081
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE1, Class M1, 1 Month LIBOR + 0.410%
2.626%(c)	02/25/36	42	42,231
NovaStar Mortgage Funding Trust,
Series 2003-1, Class A2, 1 Month LIBOR + 0.780%
2.996%(c)	05/25/33	1,013	1,009,775
Series 2003-4, Class M1, 1 Month LIBOR + 1.065%
3.281%(c)	02/25/34	1,399	1,389,772
Series 2006-4, Class A2C, 1 Month LIBOR + 0.150%
2.366%(c)	09/25/36	179	101,148
Series 2006-4, Class A2D, 1 Month LIBOR + 0.250%
2.466%(c)	09/25/36	71	40,140
Series 2007-1, Class A1A, 1 Month LIBOR + 0.130%
2.346%(c)	03/25/37	289	220,773
Option One Mortgage Loan Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.735%
2.951%(c)	08/25/35	50	49,982
RASC Trust,
Series 2004-KS5, Class AI5
4.890%(cc)	06/25/34	204	206,420
Series 2005-KS12, Class M1, 1 Month LIBOR + 0.440%
2.656%(c)	01/25/36	3,163	3,164,267
Series 2005-KS2, Class M1, 1 Month LIBOR + 0.645%
2.861%(c)	03/25/35	34	34,117
Saxon Asset Securities Trust,
Series 2001-3, Class AV1, 1 Month LIBOR + 0.540%
2.756%(c)	09/25/31	49	49,072
Soundview Home Loan Trust,
Series 2006-1, Class A4, 1 Month LIBOR + 0.300%
2.516%(c)	02/25/36	89	88,966
Series 2006-EQ1, Class A3, 1 Month LIBOR + 0.160%
2.376%(c)	10/25/36	149	147,816
Series 2006-OPT1, Class 1A1, 1 Month LIBOR + 0.180%
2.396%(c)	03/25/36	342	339,820
Series 2006-OPT2, Class A3, 1 Month LIBOR + 0.180%
2.396%(c)	05/25/36	73	72,432
Series 2006-OPT3, Class 1A1, 1 Month LIBOR + 0.155%
2.371%(c)	06/25/36	486	483,984
Series 2006-OPT4, Class 1A1, 1 Month LIBOR + 0.150%
2.366%(c)	06/25/36	285	282,781
Series 2007-1, Class 2A3, 1 Month LIBOR + 0.170%
2.386%(c)	03/25/37	91	90,126
Series 2007-OPT3, Class 2A3, 1 Month LIBOR + 0.180%
2.396%(c)	08/25/37	72	70,497
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL1, Class A2
3.450%	02/25/32	66	64,971
Terwin Mortgage Trust,
Series 2006-3, Class 2A2, 1 Month LIBOR + 0.210%, 144A
2.426%(c)	04/25/37	85	83,414

			21,690,388

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	530	$578,446

			578,446

Other — 0.5%
Business Jet Securities LLC,
Series 2018-1, Class A, 144A
4.335%	02/15/33	1,955	1,957,099
Golden Bear LLC,
Series 2016-1A, Class A, 144A
3.750%	09/20/47	1,865	1,814,341
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	900	889,416
Series 2017-SFR2, Class A, 144A
2.897%	12/17/34	4,900	4,730,445
Vantage Data Centers Issuer LLC,
Series 2018-1A, Class A2, 144A
4.072%	02/16/43	1,988	1,989,485
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	595	593,134

			11,973,920

Residential Mortgage-Backed Securities — 1.5%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A, 1 Month LIBOR + 0.900%
3.116%(c)	12/25/33	107	106,579
Carrington Mortgage Loan Trust,
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.150%
2.366%(c)	06/25/36	439	433,033
Series 2007-FRE1, Class A2, 1 Month LIBOR + 0.200%
2.416%(c)	02/25/37	108	106,961
Series 2007-RFC1, Class A2, 1 Month LIBOR + 0.100%
2.316%(c)	12/25/36	56	56,076
Series 2005-NC5, Class M1, 1 Month LIBOR + 0.480%
2.696%(c)	10/25/35	373	373,530
Countrywide Asset-Backed Certificates,
Series 2005-AB4, Class 2A1, 1 Month LIBOR + 0.270%
2.486%(c)	03/25/36	2,180	2,012,462
Series 2006-8, Class 2A3, 1 Month LIBOR + 0.160%
2.376%(c)	12/25/35	145	142,282
Series 2006-BC3, Class 2A3, 1 Month LIBOR + 0.240%
2.456%(c)	02/25/37	137	136,036
Countrywide Asset-Backed Certificates Trust,
Series 2005-16, Class MV1, 1 Month LIBOR + 0.460%
2.676%(c)	05/25/36	2,000	1,974,288
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%
2.376%(c)	09/25/46	116	114,358
Series 2006-14, Class 2A2, 1 Month LIBOR + 0.150%
2.366%(c)	02/25/37	38	37,904
Series 2006-17, Class 2A2, 1 Month LIBOR + 0.150%
2.366%(c)	03/25/47	146	142,949
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160%
2.376%(c)	03/25/37	271	268,137
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB8, Class A1, 1 Month LIBOR + 0.140%
2.356%(c)	10/25/36	161	147,231

A867

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Ellington Loan Acquisition Trust,
Series 2007-2, Class A2E, 1 Month LIBOR + 1.100%, 144A
3.316%(c)	05/25/37	40	$39,910
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(cc)	09/25/33	71	72,019
FBR Securitization Trust,
Series 2005-5, Class M1, 1 Month LIBOR + 0.690%
2.906%(c)	11/25/35	144	142,703
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3, 1 Month LIBOR + 0.270%
2.486%(c)	07/25/36	59	34,790
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, 1 Month LIBOR + 1.800%
3.904%(c)	10/25/33	2,167	2,184,363
Series 2004-FFH3, Class M1, 1 Month LIBOR + 0.870%
3.086%(c)	10/25/34	1,186	1,186,582
Series 2006-FF8, Class IA1, 1 Month LIBOR + 0.140%
2.356%(c)	07/25/36	233	230,289
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140%
2.356%(c)	09/25/36	27	26,986
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160%
2.376%(c)	10/25/36	168	164,457
Fremont Home Loan Trust,
Series 2005-1, Class M4, 1 Month LIBOR + 1.020%
3.236%(c)	06/25/35	76	76,250
Series 2005-A, Class M2, 1 Month LIBOR + 0.690%
2.906%(c)	01/25/35	416	415,798
Series 2006-1, Class 1A1, 1 Month LIBOR + 0.155%
2.371%(c)	04/25/36	188	185,848
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	30	29,597
GSAMP Trust,
Series 2002-HE2, Class A2, 1 Month LIBOR + 1.040%, 144A
3.205%(c)	10/20/32	49	49,509
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.735%
2.951%(c)	09/25/35	70	68,904
Series 2006-FM1, Class A1, 1 Month LIBOR + 0.160%
2.376%(c)	04/25/36	191	152,111
Series 2006-HE3, Class A2C, 1 Month LIBOR + 0.160%
2.376%(c)	05/25/46	195	193,365
Series 2007-HE1, Class A2C, 1 Month LIBOR + 0.150%
2.366%(c)	03/25/47	272	266,061
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130%
2.346%(c)	08/25/36	170	159,298
Series 2006-C, Class 3A3, 1 Month LIBOR + 0.150%
2.366%(c)	08/25/36	81	77,549
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3, Class A1A, 1 Month LIBOR + 0.170%
2.386%(c)	03/25/37	549	545,485
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 1A1, 1 Month LIBOR + 1.000%
3.216%(c)	10/25/37	222	224,373

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
MFA LLC,
Series 2018-NPL1, Class A1, 144A
3.875%	05/25/48	4,845	$4,844,936
Series 2018-NPL2, Class A1, 144A
4.164%	07/25/48	856	853,887
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B, 1 Month LIBOR + 0.160%
2.376%(c)	08/25/36	182	171,953
Ownit Mortgage Loan Trust,
Series 2006-1, Class AV, 1 Month LIBOR + 0.230%
2.446%(c)	12/25/35	140	138,483
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-MHQ1, Class M2, 1 Month LIBOR + 1.125%
3.341%(c)	12/25/34	1,678	1,679,408
Series 2004-WWF1, Class M4, 1 Month LIBOR + 1.650%
3.866%(c)	12/25/34	2,718	2,748,685
People’s Choice Home Loan Securities Trust,
Series 2005-4, Class 1A2, 1 Month LIBOR + 0.520%
2.736%(c)	12/25/35	46	45,293
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1, 1 Month LIBOR + 0.460%
2.676%(c)	09/25/35	126	125,984
Pretium Mortgage Credit Partners I LLC,
Series 2017-NPL5, Class A1, 144A
3.327%(cc)	12/30/32	2,142	2,130,574
Series 2018-NPL2, Class A1, 144A
3.700%	03/27/33	652	647,561
RAAC Trust,
Series 2007-SP2, Class A2, 1 Month LIBOR + 0.400%
2.616%(c)	06/25/47	40	40,256
RAMP Trust,
Series 2006-RZ3, Class M1, 1 Month LIBOR + 0.350%
2.566%(c)	08/25/36	5,060	4,997,176
RASC Trust,
Series 2007-KS3, Class AI3, 1 Month LIBOR + 0.250%
2.466%(c)	04/25/37	95	94,485
Saxon Asset Securities Trust,
Series 2005-4, Class A2D, 1 Month LIBOR + 0.310%
2.526%(c)	11/25/37	52	51,673
Series 2007-1, Class A2C, 1 Month LIBOR + 0.150%
2.366%(c)	01/25/47	125	122,747
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1, 1 Month LIBOR + 0.140%
2.356%(c)	09/25/36	169	122,302
Series 2007-NC2, Class A2B, 1 Month LIBOR + 0.140%
2.356%(c)	01/25/37	63	47,801
Soundview Home Loan Trust,
Series 2005-2, Class M5, 1 Month LIBOR + 0.990%
3.206%(c)	07/25/35	63	63,945
Series 2005-OPT3, Class A1, 1 Month LIBOR + 0.260%
2.476%(c)	11/25/35	133	132,371
Stanwich Mortgage Loan Trust,
Series 2018-NPB1, Class A1, 144A
4.016%	05/16/23	3,650	3,636,145
Structured Asset Investment Loan Trust,
Series 2006-2, Class A3, 1 Month LIBOR + 0.360%
2.576%(c)	04/25/36	194	192,679

A868

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC5, Class A4, 1 Month LIBOR + 0.170%
2.386%(c)	12/25/36	45	$43,453
Series 2007-WF1, Class A4, 1 Month LIBOR + 0.200%
2.416%(c)	02/25/37	155	153,814
Towd Point Mortgage Trust,
Series 2015-3, Class A4B, 144A
3.500%(cc)	03/25/54	130	129,564
Series 2016-4, Class A1, 144A
2.250%(cc)	07/25/56	204	198,388
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57	88	86,276
VOLT LXIV LLC,
Series 2017-NP11, Class A1, 144A
3.375%	10/25/47	438	435,580
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-3, Class A2, 1 Month LIBOR + 0.150%
2.366%(c)	01/25/37	49	49,199

			36,562,691

TOTAL ASSET-BACKED SECURITIES (cost $91,844,446)			91,600,081

BANK LOANS — 4.6%
Aerospace & Defense — 0.1%
Transdigm, Inc.,
2018 New Tranche E Term Loans, 1 Month LIBOR + 2.500%
4.742%(c)	05/30/25	997	999,918
New Tranche G Term Loans, 1 Month LIBOR + 2.500%
4.742%(c)	08/22/24	100	100,026

			1,099,944

Airlines — 0.1%
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%
4.158%(c)	12/14/23	1,000	994,062
2018 Replacement Term Loan, 1 Month LIBOR + 1.750%
3.980%(c)	06/27/25	100	98,094

			1,092,156

Apparel — 0.0%
Tumi, Inc.,
Initial Tranche B Term Loan, 1 Month LIBOR + 1.750%
3.992%(c)	04/25/25	599	598,179

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing,
Term Loan
— %(p)	04/06/24	298	297,581
— %(p)	04/06/24	202	202,107

			499,688

Biotechnology — 0.0%
Albany Molecular Research, Inc.,
Term Loan
— %(p)	08/30/24	500	500,521
Concordia Healthcare Corp.,
Term Loan
— %(p)	10/21/21	550	502,330

			1,002,851

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Building Materials — 0.0%
Janus International Group LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%^
5.242%(c)	02/07/25	100	$98,752
Summit Materials LLC,
New Term Loan B, 1 Month LIBOR + 2.000%
4.242%(c)	11/21/24	499	499,055

			597,807

Chemicals — 0.1%
Axalta Coating Systems U.S. Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
4.136%(c)	06/03/24	499	499,484
Chemours Co.,
Term Loan
— %(p)	04/03/25	997	995,936
Trinseo Materials Operating SCA,
2018 Term Loan, 1 Month LIBOR + 2.000%
4.242%(c)	09/06/24	1,097	1,099,698
Unifrax I LLC,
2017 Incremental Dollar Term Loan, 3 Month LIBOR + 3.500%^
5.886%(c)	04/04/24	78	79,388

			2,674,506

Commercial Services — 0.2%
Camelot US Acquisition I Co,
2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	10/03/23	47	46,638
5.492%(c)	10/03/23	34	33,772
Garda World Security Corp. (Canada),
New Incremental Term B Loan, 3 Month LIBOR + 3.500%/PRIME + 2.500%
6.593%(c)	05/24/24	712	714,939
Term Loan
— %(p)	05/24/24	2	1,815
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
4.133%(c)	10/04/23	600	598,875
Prime Security Services Borrower LLC,
2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%
4.992%(c)	05/02/22	1,358	1,363,812
St. George’s University Scholastic Services LLC (Canada),
Delayed Draw Term Loan, 3 Month LIBOR + 3.500%
3.500%(c)	07/17/25	71	71,720
3.500%(c)	07/17/25	18	17,930
3.500%(c)	07/17/25	16	15,845
3.500%(c)	07/17/25	2	1,714
Syniverse Holdings, Inc.,
Tranche C Term Loan, 2 Month LIBOR + 5.000%
7.148%(c)	03/09/23	514	515,034
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	02/06/24	1,452	1,406,353

			4,788,447

Commercial Services & Supplies — 0.0%
FGI Operating Co. LLC,
Term Loan^
— %(p)	05/15/22	129	129,233

A869

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Computers — 0.1%
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.250%(c)	09/07/23	499	$499,700
Exela Intermediate LLC,
2018 Repriced Term Loan, 3 Month LIBOR + 6.500%
8.834%(c)	07/12/23	633	641,496

			1,141,196

Construction Materials — 0.0%
Continental Building Products LLC,
Second Lien Closing Date Term Loan, 1 Month LIBOR + 2.250%
4.327%(c)	02/26/21	68	68,396

Distribution/Wholesale — 0.0%
CSC SW Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
5.589%(c)	11/14/22	246	246,702
HD Supply, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%
4.742%(c)	10/17/23	71	71,886

			318,588

Diversified Financial Services — 0.1%
Advisor Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.908%(c)	08/15/25	130	130,770
BMC Software Finance, Inc.,
Term Loan
— %(p)	06/27/25	600	607,200
Dakota Holding Corp.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	02/13/25	67	66,696
EG Finco Ltd.,
Term Loan
— %(p)	02/07/25	300	300,375
Quidditch Acquisition, Inc.,
Term B Loan (First Lien), 1 Month LIBOR + 7.000%^
9.165%(c)	03/21/25	249	252,491
SolarWinds Holdings, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	02/05/24	496	498,793
Term Loan, 1 Month LIBOR + 3.500%
5.750%(c)	07/17/25	269	270,602
Telenet Financing LLC,
Term Loan
— %(p)	08/15/26	1,115	1,109,657

			3,236,584

Electric — 0.3%
AES Corp.,
2018 Other Term Loan, 3 Month LIBOR + 1.750%
4.067%(c)	05/31/22	997	997,183
Calpine Construction Finance Co. LP,
Term B Loan, 1 Month LIBOR + 2.500%
4.742%(c)	01/15/25	997	997,309
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%^
5.320%(c)	11/28/24	46	46,315

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Electric (cont’d.)
Frontera Generation Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.354%(c)	05/02/25	998	$1,003,318
Invenergy Thermal Operating I LLC,
Term Loan, 3 Month LIBOR + 3.500%
5.811%(c)	08/28/25	500	504,375
NRG Energy, Inc.,
Term Loan, 3 Month LIBOR + 1.750%
4.136%(c)	06/30/23	997	997,948
Talen Energy Supply LLC,
Senior Secured Initial Term Loan, 1 Month LIBOR + 4.000%
6.242%(c)	04/13/24	552	555,261
Vistra Operations Co. LLC,
2016 Incremental Term B-2 Loan, 1 Month LIBOR + 2.250%^
4.492%(c)	12/14/23	98	98,127
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.242%(c)	08/04/23	1,447	1,446,836

			6,646,672

Electronics — 0.0%
Plantronics, Inc.,
Term Loan
— %(p)	07/02/25	500	500,938

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Specified Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.242%(c)	11/08/22	499	499,989

Entertainment — 0.4%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%
4.742%(c)	02/01/24	645	639,356
Aristocrat Technologies, Inc. (Australia),
Term B-3 Loan, 3 Month LIBOR + 1.750%
4.098%(c)	10/19/24	636	634,790
4.098%(c)	10/19/24	491	490,505
4.098%(c)	10/19/24	138	137,431
CEOC LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.242%(c)	10/06/24	1,247	1,245,746
Crown Finance U.S., Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%
4.742%(c)	02/28/25	665	664,022
Gateway Casinos & Entertainment Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
5.386%(c)	03/13/25	334	334,987
Greektown Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	04/25/24	997	998,098
Live Nation Entertainment, Inc.,
Term Loan
— %(p)	10/27/23	300	300,281
NAI Entertainment Holdings,
Term Loan
— %(p)	05/08/25	400	400,000
Penn National Gaming, Inc.,
Term Loan
— %(p)	08/14/25	1,000	1,004,085

A870

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Entertainment (cont’d.)
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
5.018%(c)	08/14/24	805		$803,867
5.018%(c)	08/14/24	192		191,757
WMG Acquisition Corp.,
Tranche F Term Loan, 1 Month LIBOR + 2.125%
4.367%(c)	11/01/23	2,000		2,007,494

				9,852,419

Food & Staples Retailing — 0.0%
BJ’s Wholesale Club, Inc.,
2018 Other Term Loan, 1 Month LIBOR + 3.000%
5.148%(c)	02/05/24	152		152,276

Foods — 0.4%
Albertson’s LLC,
Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%
5.381%(c)	12/21/22	169		168,579
Term Loan
— %(p)	06/22/23	1,970		1,969,508
Dole Food Co., Inc.,
Tranche B Term Loan, 1 - 3 Month LIBOR + 2.750%/PRIME + 1.750%
5.354%(c)	04/06/24	426		425,642
5.354%(c)	04/06/24	324		323,532
5.354%(c)	04/06/24	324		323,532
5.354%(c)	04/06/24	109		108,513
5.354%(c)	04/06/24	109		108,513
5.354%(c)	04/06/24	28		28,039
5.354%(c)	04/06/24	7		7,234
5.354%(c)	04/06/24	—	(r)	270
5.354%(c)	04/06/24	—	(r)	90
H-Food Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	05/23/25	599		596,405
JBS USA LUX SA,
Initial Term Loan, 3 Month LIBOR + 2.500%
4.853%(c)	10/30/22	1,056		1,057,290
4.853%(c)	10/30/22	185		185,401
Moran Foods LLC,
Initial Term Loan, 1 Month LIBOR + 6.000%
8.242%(c)	12/05/23	452		324,958
Pinnacle Foods Finance LLC,
Term Loan
— %(p)	02/02/24	500		500,000
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.220%(c)	05/24/24	541		540,660
4.220%(c)	05/24/24	457		456,440
Supervalu, Inc.,
Delayed Draw Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	06/08/24	782		782,047
Initial Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	06/08/24	1,303		1,303,412

				9,210,065

Healthcare-Products — 0.0%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%
5.136%(c)	09/24/24	997		989,987

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Healthcare-Products (cont’d.)
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
5.517%(c)	02/24/25	37	$36,821

			1,026,808

Healthcare-Services — 0.3%
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%
6.415%(c)	03/14/25	57	56,239
CHG Healthcare Services, Inc.,
Term Loan
— %(p)	06/07/23	811	815,338
— %(p)	06/07/23	455	457,655
CHS, Inc.,
Incremental 2021 Term H Loan, 3 Month LIBOR + 3.250%
5.563%(c)	01/27/21	1,048	1,032,482
CP VI Bella Topco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%^
4.992%(c)	12/28/24	499	497,497
CVS Holdings LP,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.250%(c)	02/06/25	249	249,373
Envision Healthcare Corp.,
Term Loan
— %(p)	09/26/25	1,210	1,206,976
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.136%(c)	06/07/23	1,120	1,122,237
National Mentor Holdings, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 3.000%
5.386%(c)	01/31/21	67	67,524
Sound Inpatient Physicians, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	06/27/25	499	501,555

			6,006,876

Holding Companies-Diversified — 0.0%
Spectrum Brands,
Term Loan
— %(p)	06/23/22	92	92,615
— %(p)	06/23/22	81	81,117
— %(p)	06/23/22	61	60,837
— %(p)	06/23/22	15	15,203
— %(p)	06/23/22	1	634
UFC Holdings LLC,
Term Loan (Second Lien), 1 Month LIBOR + 7.500%
9.742%(c)	08/18/24	72	72,360

			322,766

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
New Term B-4 Loan, 1 Month LIBOR + 2.000%
4.242%(c)	01/26/24	954	953,696

Insurance — 0.1%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
5.148%(c)	05/09/25	131	131,199
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	11/03/24	724	728,813

A871

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Insurance (cont’d.)
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.742%(c)	08/04/25	177	$ 182,250
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.335%(c)	04/25/25	599	599,346
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.386%(c)	05/16/24	1,135	1,134,955

			2,776,563

Internet — 0.1%
Go Daddy Operating Co. LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
4.492%(c)	02/15/24	169	169,635
4.492%(c)	02/15/24	127	127,350
Hoya Midco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	06/30/24	407	405,298
5.742%(c)	06/30/24	90	89,954
Shutterfly, Inc.,
Incremental Term Loan, 1 Month LIBOR + 2.750%
5.000%(c)	08/17/24	248	248,454

			1,040,691

IT Services — 0.0%
Ensono LP,
First Lien Term Loan, 1 Month LIBOR + 5.250%
7.492%(c)	06/27/25	100	100,623
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
6.322%(c)	08/20/25	139	139,834
Web.Com Group,
Term Loan
— %(p)	09/14/25	206	207,457

			447,914

Leisure Time — 0.0%
24 Hour Fitness Worldwide, Inc.,
Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	05/26/25	211	212,578
Bombardier Recreational Products, Inc. (Canada),
Term Loan B, 1 Month LIBOR + 2.000%
4.240%(c)	05/23/25	600	599,375

			811,953

Life Sciences Tools & Services — 0.0%
Syneos Health, Inc.,
Replacement Term B Loan, 1 Month LIBOR + 2.000%
4.242%(c)	08/01/24	146	146,722
4.242%(c)	08/01/24	124	124,117
Term Loan
— %(p)	08/01/24	28	28,533

			299,372

Lodging — 0.1%
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.492%(c)	04/18/24	1,096	1,096,812

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Lodging (cont’d.)
Hilton Worldwide Finance LLC,
Term Loan
— %(p)	10/25/23	350	$ 351,244
Las Vegas Sands LLC,
Term B Loan, 1 Month LIBOR + 1.750%
3.992%(c)	03/27/25	1,296	1,294,747
Wyndham Hotels & Resorts, Inc.,
Term Loan
— %(p)	05/30/25	300	300,750

			3,043,553

Machinery-Construction & Mining — 0.1%
Brookfield WEC Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
5.992%(c)	07/31/25	99	99,771
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
8.992%(c)	07/24/26	250	252,969
8.992%(c)	07/24/26	55	55,653
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.313%(c)	11/30/23	1,065	1,068,994

			1,477,387

Machinery-Diversified — 0.0%
Rexnord LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.242%(c)	08/21/24	41	41,223
Zodiac Pool Solutions LLC,
USD Term Loan, 1 Month LIBOR + 2.250%
4.492%(c)	07/02/25	499	501,036

			542,259

Media — 0.4%
Altice Financing SA,
March 2017 Term Loan, 1 Month LIBOR + 2.250%
4.492%(c)	07/28/25	1,337	1,309,550
Term Loan
— %(p)	07/15/25	499	488,635
— %(p)	07/15/25	1	1,240
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.250%(c)	04/30/25	1,022	1,023,586
Clear Channel Communications,
Tranche D Term Loan, 3 Month LIBOR + 6.750%
8.902%(c)	01/30/19	239	177,522
Tranche E Term Loan, 1 - 3 Month LIBOR + 7.500%
9.637%(c)	07/30/19	250	185,461
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.408%(c)	07/17/25	2,005	2,002,911
Numericable U.S. LLC (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%
5.846%(c)	01/31/26	500	493,438
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
5.242%(c)	02/01/24	59	58,959
Unitymedia Finance LLC (Germany),
Facility E Loan, 1 Month LIBOR + 2.000%
4.158%(c)	06/01/23	1,035	1,035,485

A872

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Media (cont’d.)
4.158%(c)	06/01/23	43	$ 43,220
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	03/15/24	821	797,755
Ziggo Secured Finance Partnership (Netherlands),
Term Loan E, 1 Month LIBOR + 2.500%
4.658%(c)	04/15/25	1,045	1,025,406

			8,643,168

Metals & Mining — 0.0%
Aleris International, Inc.,
Term Loan
— %(p)	02/27/23	245	249,185

Oil & Gas — 0.2%
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
12.617%(c)	12/31/21	417	459,743
Term Loan (11/17), 1 Month LIBOR + 4.750%^
6.962%(c)	12/31/22	1,095	1,116,492
Encino Acquisition Partners Holdings,
Term Loan^
— %(p)	09/21/25	233	232,570
Grizzly Acquisitions, Inc.,
Term Loan^
— %(p)	09/21/25	85	85,513
Gulf Finance LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.250%
7.640%(c)	08/25/23	302	251,822
KCA Deutag,
Term Loan
— %(p)	02/28/23	243	234,495
Kestrel Acquisition LLC,
Term Loan
— %(p)	06/02/25	500	505,625
MEG Energy Corp. (Canada),
Initial Term Loan, 1 Month LIBOR + 3.500%
5.750%(c)	12/31/23	26	26,289
Ultra Resources, Inc.,
Senior Secured Term Loan, 1 Month LIBOR + 3.000%
5.165%(c)	04/12/24	430	386,600
5.165%(c)	04/12/24	143	128,867
5.165%(c)	04/12/24	125	112,759

			3,540,775

Oil & Gas Services — 0.0%
McDermott International, Inc.,
Term Loan, 1 Month LIBOR + 5.000%
7.242%(c)	05/12/25	417	421,813

Packaging & Containers — 0.1%
Berry Global, Inc.,
Term S Loan, 2 Month LIBOR + 1.750%
3.936%(c)	02/08/20	500	500,000
Term T Loan, 2 Month LIBOR + 1.750%
3.936%(c)	01/06/21	500	499,911
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.581%(c)	04/03/24	314	313,868

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Packaging & Containers (cont’d.)
Consolidated Container Co. LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	05/22/24	70	$ 70,445
4.992%(c)	05/22/24	14	13,943
Flex Acquisition Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.337%(c)	12/29/23	433	432,276
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.992%(c)	02/05/23	627	629,974
4.992%(c)	02/05/23	229	229,968
4.992%(c)	02/05/23	141	141,953

			2,832,338

Pharmaceuticals — 0.2%
Alphabet Holding Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	09/26/24	107	103,178
Term Loan
— %(p)	09/12/24	1,295	1,293,544
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.104%(c)	06/02/25	1,316	1,322,648
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.500%(c)	04/29/24	1,464	1,473,580
NVA Holdings, Inc.,
Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%
4.992%(c)	02/02/25	1,097	1,094,500

			5,287,450

Pipelines — 0.1%
Energy Transfer Equity LP,
Refinanced Term Loan, 1 Month LIBOR + 2.000%
4.242%(c)	02/02/24	1,000	1,000,000
GIP III Stetson LP,
Initial Term Loan, 2 - 3 Month LIBOR + 4.250%
6.583%(c)	07/18/25	1,075	1,079,703
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	10/30/24	100	98,814
Oryx Southern Delaware Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	02/28/25	100	98,087

			2,276,604

Professional Services — 0.0%
Trans Union LLC,
Term Loan
— %(p)	06/08/25	500	500,972

Real Estate Investment Trusts (REITs) — 0.2%
Brookfield Property, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.500%
4.742%(c)	08/27/25	124	123,112
4.742%(c)	08/27/25	41	40,945
ESH Hospitality, Inc.,
Third Repriced Term Loans, 1 Month LIBOR + 2.000%
4.242%(c)	08/30/23	499	498,513

A873

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GGP, Inc.,
Term Loan
— %(p)	05/07/25	938	$ 932,670
— %(p)	05/07/25	312	310,188
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%
5.992%(c)	01/30/24	670	665,325
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%
5.992%(c)	01/30/24	36	35,734
VICI Properties LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.212%(c)	12/20/24	1,250	1,251,910

			3,858,397

Retail — 0.1%
AI Aqua Merger Sub, Inc.,
2018 Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	12/13/23	20	19,924
BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.492%(c)	02/16/24	551	550,719
4.492%(c)	02/16/24	447	446,923
Golden Nugget, Inc.,
Term Loan
— %(p)	10/04/23	159	159,527
— %(p)	10/04/23	119	119,120
Neiman Marcus Group LLC,
Other Term Loan, 1 Month LIBOR + 3.250%
5.370%(c)	10/25/20	405	375,131
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 - 3 Month LIBOR + 2.750%/PRIME + 1.750%
5.540%(c)	08/19/22	16	16,564
5.540%(c)	08/19/22	9	9,041
5.540%(c)	08/19/22	6	5,828
5.540%(c)	08/19/22	1	981
5.540%(c)	08/19/22	1	905
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
5.120%(c)	03/11/22	171	149,742

			1,854,405

Software — 0.2%
Almonde, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
5.886%(c)	06/13/24	510	510,602
5.886%(c)	06/13/24	104	104,191
5.886%(c)	06/13/24	95	94,813
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.212%(c)	07/08/22	66	66,006
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.212%(c)	04/26/24	1,405	1,406,243
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.500%
5.742%(c)	12/01/23	65	64,978
5.742%(c)	12/01/23	28	27,848

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Software (cont’d.)
Infor, Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
5.136%(c)	02/01/22	821	$ 822,650
Intralinks, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
6.250%(c)	11/11/24	96	96,487
Project Alpha Intermediate Holding, Inc.,
Term Loan, 1 - 2 Month LIBOR + 3.500%
5.990%(c)	04/26/24	158	157,605
Quest Software U.S. Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%
6.572%(c)	05/16/25	176	176,347
6.572%(c)	05/16/25	166	166,381
6.572%(c)	05/16/25	58	57,873
6.572%(c)	05/16/25	44	44,087
6.572%(c)	05/16/25	42	41,595
6.572%(c)	05/16/25	14	14,468
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
5.348%(c)	11/03/23	1,074	1,059,891

			4,912,065

Telecommunications — 0.5%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
6.408%(c)	12/15/24	697	702,598
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.992%(c)	01/31/25	1,795	1,782,482
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.492%(c)	10/02/24	1,324	1,325,103
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%
5.250%(c)	10/05/23	33	32,098
Global Tel Link Corp.,
Term Loan (First Lien), 3 Month LIBOR + 4.000%
6.386%(c)	05/23/20	434	436,008
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%
4.990%(c)	05/31/25	349	345,906
Hargray Communications Group, Inc.,
Term Loan
— %(p)	05/16/24	215	215,067
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
5.980%(c)	11/27/23	1,420	1,425,071
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.432%(c)	02/22/24	1,865	1,869,144
LSF9 Atlantis Holdings LLC,
Term Loan
— %(p)	05/01/23	628	604,119
Maxar Technologies Ltd.,
Initial Term B Loan, 3 Month LIBOR + 2.750%
5.148%(c)	10/04/24	587	578,083
5.148%(c)	10/04/24	15	14,624

A874

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Telecommunications (cont’d.)
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.742%(c)	11/01/24	520	$520,060
Sprint Communications, Inc.,
Term Loan
— %(p)	02/02/24	1,250	1,252,188
TDC Group,
Term Loan
— %(p)	06/11/25	1,240	1,253,640

			12,356,191

Transportation — 0.0%
Sirva Worldwide, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 5.500%^
7.750%(c)	08/04/25	53	53,067
7.750%(c)	08/04/25	53	53,067
7.750%(c)	08/04/25	53	53,067
Second Lien Term Loan, 1 - 3 Month LIBOR + 9.500%^
11.750%(c)	08/03/26	17	15,685
11.750%(c)	08/03/26	17	15,283
11.750%(c)	08/03/26	17	15,283
United Road Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 5.250%
7.492%(c)	09/01/24	19	19,533
XPO Logistics, Inc.,
Term Loan
— %(p)	02/24/25	350	351,594

			576,579

Trucking & Leasing — 0.1%
Avolon TLB Borrower LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 2.000%
4.165%(c)	01/15/25	1,247	1,250,372

TOTAL BANK LOANS (cost $111,737,156)			111,420,086

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class F, 144A
5.868%(cc)	06/10/49	1,063	1,077,607
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	1,000	980,977
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	378,391
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 1 Month LIBOR + 1.050%, 144A
3.208%(c)	06/15/35	3,850	3,846,243
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 1 Month LIBOR + 1.321%, 144A
3.479%(c)	03/15/37	2,500	2,504,691
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.928%(cc)	07/10/38	466	465,790

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSMC LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,600	$1,594,335
DBGS Mortgage Trust,
Series 2018-5BP, Class B, 1 Month LIBOR + 0.830%, 144A
2.988%(c)	06/15/33	2,000	1,986,817
Fannie Mae-Aces,
Series 2014-M3, Class A2
3.501%(cc)	01/25/24	2,290	2,310,459
Series 2014-M9, Class A2
3.103%(cc)	07/25/24	2,800	2,760,071
Series 2015-M5, Class A1
2.968%(cc)	03/25/25	3,729	3,591,293
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,579	1,520,234
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K033, Class X1, IO
0.419%(cc)	07/25/23	37,525	494,786
Series K708, Class X1, IO
1.595%(cc)	01/25/19	12,832	23,161
Series K723, Class X3, IO
1.984%(cc)	10/25/34	5,000	421,343
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.714%(cc)	04/25/48	1,810	1,697,040
Series 2017-KF29, Class B, 1 Month LIBOR + 3.550%, 144A
5.664%(c)	02/25/24	2,174	2,252,335
Series 2018-KF42, Class B, 1 Month LIBOR + 2.200%, 144A
4.314%(c)	12/25/24	1,700	1,716,666
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.558%(cc)	08/10/44	905	887,865
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	1,945,339
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-2A, Class 1A3, 1 Month LIBOR + 0.270%, 144A
2.486%(c)	06/25/37	100	98,996
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.529%(cc)	02/12/44	621	960
Series 2007-T27, Class B, 144A
6.145%(cc)	06/11/42	2,309	2,431,682
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	37	36,710
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class B, 1 Month LIBOR + 1.300%, 144A
3.458%(c)	02/15/35	2,000	2,004,166
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
4.058%(c)	02/15/35	2,000	2,012,974

A875

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.729%(cc)	05/10/45			1,019	$1,001,358
Series 2012-C1, Class XA, IO, 144A
2.255%(cc)	05/10/45			3,961	232,893
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63			647	648,265
Velocity Commercial Capital Loan Trust,
Series 2015-1, Class M3, 144A
7.050%(cc)	06/25/45			125	133,273
Series 2015-1, Class M5, 144A
7.649%(cc)	06/25/45			100	108,087
Series 2016-1, Class M5, 144A
7.987%(cc)	04/25/46			43	46,448
Series 2016-2, Class AFX
2.997%(cc)	10/25/46			128	127,182
Series 2017-1, Class M3, 144A
5.350%(cc)	05/25/47			100	101,832
Series 2017-2, Class M4, 144A
5.000%(cc)	11/25/47			92	89,714
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30			1,049	1,032,235
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class C
5.483%(cc)	12/15/43			2,500	2,476,676
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.412%(cc)	03/15/45			1,125	1,097,607

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $46,705,192)					46,136,501

CONVERTIBLE BONDS — 3.8%
Aerospace & Defense — 0.2%
Airbus SE (France),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/14/21		EUR	600	864,888
0.000%(ss)	07/01/22	(a)	EUR	700	1,019,778
Arconic, Inc.,
Gtd. Notes
1.625%	10/15/19			343	349,651
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.125%	05/17/23		EUR	200	376,180
Safran SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	12/31/20		EUR	394	553,813
0.000%(ss)	06/21/23		EUR	546	981,584

					4,145,894

Airlines — 0.1%
ANA Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/16/22		JPY	110,000	980,241
0.000%(ss)	09/19/24		JPY	30,000	267,669

					1,247,910

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Auto Parts & Equipment — 0.1%
Cie Generale des Etablissements Michelin SCA (France),
Sr. Unsec’d. Notes
0.000%(ss)	01/10/22		800	$761,999
Valeo SA (France),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/16/21		600	560,250

				1,322,249

Banks — 0.0%
Yamaguchi Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + (0.500)% (Cap N/A, Floor 0.000%)
1.874%(c)	03/26/20		400	402,500

Biotechnology — 0.1%
Illumina, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/15/19		450	652,822
0.500%	06/15/21		755	1,138,236
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21		602	632,100

				2,423,158

Building Materials — 0.0%
Sika AG (Switzerland),
Sr. Unsec’d. Notes
0.150%	06/05/25	CHF	760	822,804

Chemicals — 0.1%
BASF SE (Germany),
Sr. Unsec’d. Notes, MTN
0.925%	03/09/23		500	464,549
Kansai Paint Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	06/17/22	JPY	70,000	618,399
Mitsubishi Chemical Holdings Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	03/30/22	JPY	50,000	468,117
0.000%(ss)	03/29/24	JPY	40,000	382,415
Toray Industries, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	08/30/19	JPY	50,000	462,067
0.000%(ss)	08/31/21	JPY	30,000	303,644

				2,699,191

Coal — 0.1%
RAG-Stiftung (Germany),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	02/18/21	EUR	1,000	1,257,335

Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24		1,200	1,176,390
Shanghai Port Group BVI Holding Co. Ltd. (China),
Gtd. Notes
0.000%(ss)	08/09/21		1,825	1,890,244
Square, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	05/15/23		380	538,276

A876

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Commercial Services (cont’d.)

					$3,604,910

Computers — 0.0%
Pure Storage, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	04/15/23			375	433,445
Western Digital Corp.,
Gtd. Notes, 144A
1.500%	02/01/24			609	563,551

					996,996

Diversified Financial Services — 0.2%
Brait SE (South Africa),
Sr. Unsec’d. Notes
2.750%	09/18/20		GBP	300	359,252
LendingTree, Inc.,
Sr. Unsec’d. Notes
0.625%	06/01/22	(a)		340	431,089
Magyar Nemzeti Vagyonkezelo Zrt (Hungary),
Gov’t. Gtd. Notes
3.375%	04/02/19		EUR	500	589,958
Volcan Holdings PLC (Cyprus),
Sr. Sec’d. Notes
4.125%	04/11/20		GBP	1,800	3,026,511

					4,406,810

Electric — 0.0%
CenterPoint Energy, Inc.,
Sub. Notes
3.399%	09/15/29			679	309,965
Kyushu Electric Power Co., Inc. (Japan),
Sr. Sec’d. Notes
0.000%(ss)	03/31/22		JPY	80,000	750,748

					1,060,713

Electrical Components & Equipment — 0.0%
Prysmian SpA (Italy),
Sr. Unsec’d. Notes
0.000%(ss)	01/17/22		EUR	400	452,753
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21			279	227,463

					680,216

Electronics — 0.1%
Vishay Intertechnology, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	06/15/25			1,365	1,269,038
Zhen Ding Technology Holding Ltd. (Taiwan),
Sr. Unsec’d. Notes
0.000%(ss)	06/26/19			700	702,450

					1,971,488

Engineering & Construction — 0.1%
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21			750	860,250
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21			445	493,544

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Engineering & Construction (cont’d.)

					$1,353,794

Entertainment — 0.0%
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
2.500%	03/15/23	(a)		790	853,586

Forest Products & Paper — 0.0%
Daio Paper Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/17/20		JPY	40,000	396,497

Healthcare-Products — 0.0%
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21			650	822,656

Healthcare-Services — 0.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42			144	543,514

Holding Companies-Diversified — 0.0%
Industrivarden AB (Sweden),
Sr. Unsec’d. Notes
0.000%(ss)	05/15/19		SEK	4,000	464,028

Home Furnishings — 0.1%
Harvest International Co. (China),
Gtd. Notes
0.000%(ss)	11/21/22		HKD	6,000	738,661
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22		JPY	66,000	842,281

					1,580,942

Internet — 0.5%
Altaba, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18			578	734,486
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.350%	06/15/20			763	1,157,927
0.900%	09/15/21	(a)		979	1,161,533
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.000%	07/01/20			1,067	1,044,117
1.250%	09/15/22			961	939,954
CyberAgent, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	02/17/23		JPY	10,000	103,667
FireEye, Inc.,
Sr. Unsec’d. Notes, 144A
0.875%	06/01/24	(a)		425	421,765
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes, 144A
0.875%	10/01/22			532	790,695
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	06/30/47	(a)		678	680,983
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	07/01/23			904	944,856

A877

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Internet (cont’d.)
Twilio, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	06/01/23			634	$853,907
Twitter, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	06/15/24			538	471,142
Weibo Corp. (China),
Sr. Unsec’d. Notes, 144A
1.250%	11/15/22			2,030	1,948,031
Zendesk, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	03/15/23			377	473,950

					11,727,013

Investment Companies — 0.1%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20		EUR	1,400	1,503,559
Baosteel Hong Kong Investment Co. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18			1,103	1,136,366
Wendel SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	07/31/19		EUR	909	547,297

					3,187,222

Iron/Steel — 0.0%
Abigrove Ltd. (Russia),
Gtd. Notes
0.000%(ss)	02/16/22			400	429,505

Media — 0.2%
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24	(a)		1,681	1,489,927
3.375%	08/15/26			1,131	1,078,710
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30			18	12,292
4.000%	11/15/29			24	16,647
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46			664	744,543
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23			474	575,550

					3,917,669

Mining — 0.0%
Glencore Funding LLC (Switzerland),
Gtd. Notes, MTN
0.000%(ss)	03/27/25	(a)		1,200	1,084,800

Miscellaneous Manufacturing — 0.1%
CRRC Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	02/05/21			500	500,000
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes
1.650%	08/16/19			1,000	1,106,640

					1,606,640

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.000%	04/28/23		GBP	500	$880,452
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26			862	851,438
Ensco Jersey Finance Ltd.,
Gtd. Notes
3.000%	01/31/24	(a)		810	806,478
TOTAL SA (France),
Sr. Unsec’d. Notes, MTN
0.500%	12/02/22			1,000	1,136,250
Transocean, Inc.,
Gtd. Notes
0.500%	01/30/23			425	630,068

					4,304,686

Oil & Gas Services — 0.1%
TechnipFMC PLC (United Kingdom),
Sr. Unsec’d. Notes
0.875%	01/25/21		EUR	600	813,663
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21			727	684,633

					1,498,296

Pharmaceuticals — 0.2%
Bayer AG (Germany),
Sr. Unsec’d. Notes
0.050%	06/15/20		EUR	1,000	1,265,544
Bayer Capital Corp. BV (Germany),
Gtd. Notes
5.625%	11/22/19		EUR	100	106,897
Gtd. Notes, 144A
5.625%	11/22/19		EUR	1,800	1,924,139
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21	(a)		266	284,612
Neurocrine Biosciences, Inc.,
Sr. Unsec’d. Notes
2.250%	05/15/24	(a)		330	562,511

					4,143,703

Real Estate — 0.2%
CapitaLand Ltd. (Singapore),
Sr. Unsec’d. Notes
1.850%	06/19/20		SGD	750	540,397
1.950%	10/17/23		SGD	1,250	916,664
2.800%	06/08/25		SGD	250	180,477
China Overseas Finance Investment Cayman V Ltd. (Hong Kong),
Gtd. Notes
0.000%(ss)	01/05/23			1,200	1,266,300
Deutsche Wohnen SE (Germany),
Sr. Unsec’d. Notes
0.325%	07/26/24		EUR	1,200	1,506,113
LEG Immobilien AG (Germany),
Sr. Unsec’d. Notes
0.500%	07/01/21		EUR	200	443,231

					4,853,182

A878

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Real Estate Investment Trusts (REITs) — 0.0%
Covivio (France),
Sr. Unsec’d. Notes
0.875%	04/01/19		EUR	300	$356,492
Extra Space Storage LP,
Gtd. Notes, 144A
3.125%	10/01/35			495	523,923

					880,415

Retail — 0.0%
Yamada Denki Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	06/28/19		JPY	30,000	291,762

Semiconductors — 0.5%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26			266	1,032,958
ASM Pacific Technology Ltd. (Hong Kong),
Sr. Unsec’d. Notes
2.000%	03/28/19		HKD	8,000	1,033,423
Intel Corp.,
Jr. Sub. Notes
3.250%	08/01/39			990	2,272,050
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27	(a)		2,831	3,013,526
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43			598	926,730
NXP Semiconductors NV (Netherlands),
Sr. Unsec’d. Notes
1.000%	12/01/19			583	607,037
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23			992	1,113,806
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22			250	263,975
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22	(a)		578	660,457
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes
0.000%(ss)	07/03/22			1,000	1,085,809
Synaptics, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/22	(a)		463	441,713
Veeco Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	01/15/23			775	656,289

					13,107,773

Software — 0.3%
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	05/01/25			550	540,883
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19			482	740,301

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Software (cont’d.)
Momo, Inc. (China),
Sr. Unsec’d. Notes, 144A
1.250%	07/01/25			1,039	$1,006,985
New Relic, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	05/01/23			987	1,049,492
Red Hat, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/19			253	467,380
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/01/22			283	421,908
Workday, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	10/01/22	(a)		1,517	1,754,671

					5,981,620

Telecommunications — 0.0%
Finisar Corp.,
Sr. Unsec’d. Notes
0.500%	12/15/33			599	594,899
Vodafone Group PLC (United Kingdom),
Sub. Notes
2.000%	02/25/19		GBP	400	464,013

					1,058,912

TOTAL CONVERTIBLE BONDS (cost $87,332,559)					91,130,389

CORPORATE BONDS — 12.7%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23			22	22,330
5.375%	01/15/24			15	15,300
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.875%	03/15/25			115	116,149

					153,779

Aerospace & Defense — 0.2%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.900%	02/01/27			430	437,572
5.950%	02/01/37			45	44,691
6.750%	01/15/28			140	144,725
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
6.375%	06/01/19			70	71,525
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22			290	290,737
6.125%	01/15/23			161	161,704
7.500%	12/01/24			226	238,429
7.500%	03/15/25			289	298,031
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35			200	205,256

A879

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	260	$268,580
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
4.800%	12/15/43	200	205,143
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	155	157,519
6.500%	07/15/24	175	179,288
6.500%	05/15/25	288	293,401
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	115	110,975
5.250%	06/01/22	155	146,088
7.750%	08/15/25	135	131,119
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25	400	398,107
4.500%	06/01/42	171	169,053
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.965%(c)	08/16/21	140	140,372

			4,092,315

Agriculture — 0.0%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	250	248,269
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	170	181,569
7.000%	08/04/41	150	178,106

			607,944

Airlines — 0.2%
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31	330	314,831
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	400	380,889
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	150	149,580
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	363	371,453
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	188	180,698
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	277	266,573
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	370	359,903
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	400	395,062

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	133	$140,317
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	415	417,908
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates^
6.821%	02/10/24	488	535,113
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	39	39,419
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	25	25,045
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	167	168,320
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	207	205,488
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	341	316,665
United Continental Holdings, Inc.,
Gtd. Notes
4.250%	10/01/22	20	19,800
5.000%	02/01/24	126	124,740
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	514	525,710
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	8	8,096

			4,945,610

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	180	172,125

Auto Manufacturers — 0.3%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	170	169,149
BMW US Capital LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 0.500%, 144A
2.819%(c)	08/13/21	470	471,417
Daimler Finance North America LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 0.550%, 144A
2.891%(c)	05/04/21	1,000	1,003,424
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23	70	71,380
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31	224	248,805
7.500%	08/01/26	295	334,725

A880

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24		500	$476,690
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
3.085%(c)	10/12/21		500	495,371
3.124%(c)	06/12/20		200	199,962
3.147%(c)	04/05/21		200	198,741
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		1,100	1,172,731
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.227%(c)	09/10/21		400	399,849
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		350	340,431
Gtd. Notes, 3 Month LIBOR + 0.850%
3.189%(c)	04/09/21		400	401,528
Harley-Davidson Financial Services, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%, 144A
2.812%(c)	05/21/20		59	59,214
Hyundai Capital America,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%), 144A
3.261%(c)	07/08/21		480	481,225
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.500%	10/01/27		200	163,960
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26		67	69,513
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25		95	98,800
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%, 144A
2.983%(c)	09/21/21		290	290,546
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25		160	152,800

				7,300,261

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	325	288,844
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	653	650,290
6.250%	03/15/26		182	178,815
6.500%	04/01/27		237	234,625
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		290	284,563
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		125	122,775
Dana, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/23		155	159,456

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25		345	$324,731
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	(a)	383	351,881
5.125%	11/15/23	(a)	310	310,000
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A
4.500%	09/15/23		250	241,903
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26		240	213,300
5.375%	12/15/24		20	18,775

				3,379,958

Banks — 1.9%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%, 144A
2.881%(c)	08/27/21		230	230,488
Sub. Notes, 144A
4.750%	07/28/25		450	451,121
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.600%	09/23/19		500	498,265
2.875%	01/25/22		200	194,346
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%, 144A
2.772%(c)	05/17/21		250	250,511
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/12/21		160	165,095
Bank of America Corp.,
Jr. Sub. Notes
6.100%	12/29/49		150	157,125
Sr. Unsec’d. Notes
3.004%	12/20/23		683	662,807
3.419%	12/20/28		382	358,541
Sr. Unsec’d. Notes, MTN
2.881%	04/24/23		2,000	1,944,740
3.093%	10/01/25		365	347,705
3.248%	10/21/27		1,000	927,539
4.100%	07/24/23		150	152,988
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
3.023%(c)	06/25/22		900	902,365
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
3.442%	02/07/28		400	387,120
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.450%	09/19/22	(a)	400	385,070
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		600	563,447
3.684%	01/10/23		350	340,866
4.375%	01/12/26		200	194,007
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.451%(c)	08/10/21		200	207,429

A881

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
BPCE SA (France),
Sub. Notes, MTN, 144A
4.625%	07/11/24		250	$247,566
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24		815	800,631
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25		49	49,979
Sub. Notes
6.125%	03/09/28		26	27,169
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
2.917%(c)	07/23/21		250	251,379
Citigroup, Inc.,
Jr. Sub. Notes
6.250%	12/29/49		155	161,781
Sr. Unsec’d. Notes
2.876%	07/24/23		500	483,375
2.900%	12/08/21		580	567,973
3.520%	10/27/28		750	705,188
3.887%	01/10/28		1,350	1,310,633
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.190%
3.539%(c)	08/02/21		540	550,453
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
4.500%	12/09/25	(a)	500	495,404
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22		500	497,158
4.625%	12/01/23		500	507,622
Credit Agricole Corporate & Investment Bank SA (France),
Bank Gtd. Notes, MTN, 3 Month LIBOR + 0.625% (Cap N/A, Floor 0.625%)
3.023%(c)	10/03/21		220	219,450
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		700	656,011
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25		300	289,350
3.800%	06/09/23		800	790,351
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	10/14/21		335	332,896
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
3.307%(c)	07/13/20		490	488,105
3.632%(c)	08/20/20		290	292,068
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21		115	112,250
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	136,376
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21		1,960	1,891,033
3.000%	04/26/22		340	333,110
3.272%	09/29/25		1,000	955,501
3.500%	01/23/25		1,200	1,162,378

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.750%	02/25/26	350	$340,082
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
3.445%(c)	04/26/22	600	607,095
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	600	618,475
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23	101	97,584
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/05/22	200	194,214
4.041%	03/13/28	700	674,340
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.922%(c)	05/18/21	320	320,620
2.984%(c)	09/11/21	470	470,598
3.971%(c)	05/25/21	400	412,025
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	272	269,644
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.750%
3.062%(c)	02/21/20	200	200,171
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/01/19	200	198,874
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
2.833%(c)	05/07/21	310	311,080
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.582%	12/10/25	700	687,255
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	130	129,676
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.120%, 144A
3.459%(c)	07/29/20	60	60,867
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.189%	11/28/23	250	239,954
6.000%	01/14/20	500	516,626
6.250%	01/14/21	282	297,240
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.761%	07/26/23	300	298,457
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.985%(c)	07/26/21	460	461,972
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
3.474%(c)	09/13/21	750	762,423
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	115	120,878
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
3.528%(c)	01/20/22	620	628,670
Sr. Unsec’d. Notes, GMTN
7.300%	05/13/19	950	975,294
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28	2,000	1,897,580

A882

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20	265	$261,565
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	202,152
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.375%	01/14/26	300	289,188
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
2.918%(c)	09/20/21	250	250,993
Sr. Unsec’d. Notes, GMTN
2.625%	07/23/20	250	247,123
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.250%	09/21/22	237	238,399
4.875%	05/13/21	550	562,394
Northern Trust Corp.,
Sub. Notes
3.375%	05/08/32	200	186,422
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22	340	329,933
5.125%	02/08/20	200	205,134
6.700%	06/10/19	80	82,145
Regions Financial Corp.,
Sr. Unsec’d. Notes
3.800%	08/14/23	225	223,824
Royal Bank of Canada (Canada),
Sub. Notes, GMTN
4.650%	01/27/26	287	293,535
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%	12/29/49	250	267,813
Sub. Notes
6.000%	12/19/23	30	31,210
6.125%	12/15/22	465	486,202
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	220	213,743
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
2.941%(c)	06/01/21	500	503,122
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	530	524,198
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%, 144A
3.594%(c)	01/20/23	200	200,396
Sub. Notes, 144A
5.200%	01/26/24	350	356,192
State Street Corp.,
Sub. Notes
3.100%	05/15/23	108	105,613
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20	500	495,447

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
3.446%(c)	07/14/21	70	$71,181
3.482%(c)	10/19/21	360	366,079
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22	350	340,576
Synchrony Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.625%
3.011%(c)	03/30/20	500	500,521
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
2.761%(c)	06/11/21	480	482,614
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	133	131,530
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	900	878,419
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.930%
3.268%(c)	02/11/22	240	242,429
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	300	290,815
Sub. Notes
5.375%	11/02/43	185	198,752
Sub. Notes, MTN
3.450%	02/13/23	400	392,915
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.847%(c)	07/23/21	580	581,398

			46,462,431

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	2,400	2,332,070
4.700%	02/01/36	300	300,403
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	160	221,952
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
3.875%	11/26/23	150	150,028
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.430%	06/15/27	545	503,787

			3,508,240

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.563%	06/15/48	250	245,171
Concordia International Corp. (Canada),
Sr. Sec’d. Notes
8.000%	09/06/24	122	119,255
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/36	600	578,026

			942,452

A883

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials — 0.1%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	255	$243,525
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	705	728,519
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	185	170,663
Johnson Controls International PLC,
Sr. Unsec’d. Notes
5.000%	03/30/20	150	153,010
5.700%	03/01/41	150	161,113
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27	350	321,500
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32	210	230,163
Masonite International Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	09/15/26	303	303,758
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26	42	43,575
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	530	489,561
6.000%	10/15/25	5	5,113
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	165	167,340
Gtd. Notes, 144A
5.125%	06/01/25	115	107,813
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	133	134,557
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27	40	40,440

			3,300,650

Chemicals — 0.3%
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44	100	104,383
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	185	181,299
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25	94	99,686
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	80	80,118
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	574	608,438

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34		200	$191,694
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26		205	201,669
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		464	436,160
Hexion, Inc./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20		40	32,900
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	(a)	345	351,038
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.625%	08/01/24	(a)	970	955,159
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28		50	50,444
5.000%	09/26/48		100	100,288
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27		125	120,927
5.450%	11/15/33	(a)	700	714,119
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		177	168,150
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia),
Gtd. Notes, 144A
5.750%	04/30/26		67	63,231
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		450	411,825
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		260	264,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25		342	329,705
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		64	59,200
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26		62	59,675
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/2096		130	166,753
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25		250	226,250
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22		100	98,361

				6,076,347

A884

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Coal — 0.0%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		32	$32,560

Commercial Services — 0.4%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22		156	165,750
ADT Security Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23	(a)	484	462,815
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		170	167,449
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
4.375%	08/15/27		400	379,999
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	(a)	150	149,204
Gtd. Notes, 144A
5.250%	03/15/25		120	112,499
6.375%	04/01/24	(a)	775	771,125
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		51	46,793
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.250%	10/01/20		7	7,228
6.700%	06/01/34		110	131,710
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		105	107,348
Financial & Risk US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26		30	29,818
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		29	29,107
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		105	107,426
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25		715	696,231
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26		35	35,831
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		47	49,703
7.750%	06/01/24	(a)	487	524,041
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22	(a)	425	394,188
7.375%	01/15/21	(a)	88	87,890
Gtd. Notes, 144A
5.500%	10/15/24	(a)	917	761,110
Sec’d. Notes, 144A
7.625%	06/01/22	(a)	484	477,950

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		65	$65,488
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		105	102,900
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		92	92,000
Gtd. Notes, 144A
5.000%	04/15/22		335	326,625
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		375	401,063
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27		155	174,279
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25		100	95,375
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19		3	2,966
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	257	225,518
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		195	182,813
5.500%	05/15/27		635	627,856
5.750%	11/15/24		445	457,816
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		18	18,585

				8,468,499

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22		460	445,807
2.750%	01/13/25		300	287,416
2.850%	05/11/24		230	222,973
3.000%	02/09/24		310	303,904
3.850%	05/04/43		800	770,029
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26		137	138,987
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		99	97,268
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		35	36,049
7.125%	06/15/24	(a)	325	348,628
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		785	839,033
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	(a)	280	200,200

A885

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	(a)	220	$234,300
GCI LLC,
Sr. Unsec’d. Notes
6.750%	06/01/21		441	446,513
6.875%	04/15/25		175	180,957
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		65	62,319
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
3.105%(c)	10/05/21		120	120,115
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		163	157,633

				4,892,131

Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	04/15/26	(a)	370	344,794
High Ridge Brands Co.,
Gtd. Notes, 144A
8.875%	03/15/25		22	10,643
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24		136	82,535

				437,972
Distribution/Wholesale — 0.0%
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25		105	100,275
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		80	79,600
7.000%	06/15/23		60	60,750
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		130	129,675
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23		84	83,853
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45		150	156,088

				610,241

Diversified Financial Services — 0.5%
AIG Global Funding,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.460%, 144A
2.833%(c)	06/25/21		130	130,216
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		350	327,161
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		115	115,862

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Gtd. Notes, MTN, 144A
5.875%	11/01/21		100	$101,999
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		125	151,406
Sr. Unsec’d. Notes
4.125%	02/13/22		110	109,863
4.250%	04/15/21		120	120,599
4.625%	05/19/22		318	320,379
4.625%	03/30/25	(a)	520	516,098
5.125%	09/30/24		25	25,749
Sub. Notes
5.750%	11/20/25	(a)	235	242,638
American Express Co.,
Sr. Unsec’d. Notes
3.000%	10/30/24		350	334,321
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%
2.837%(c)	05/17/21	(a)	420	422,297
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18		100	99,980
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.500%	03/18/24		150	150,344
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21		560	590,582
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		180	177,479
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		329	322,418
Curo Group Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.250%	09/01/25		117	112,614
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		1,651	1,613,218
3.373%	11/15/25		200	190,394
4.418%	11/15/35		700	658,808
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.780%(cc)	12/21/65		560	509,600
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23		442	453,209
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		675	714,039
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		524	525,669
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22		82	82,205
5.250%	10/01/25		29	27,260

A886

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	123	$120,079
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	76	76,471
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	85	89,021
9.125%	07/15/26	58	60,755
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	70	70,084
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	58	53,868
5.750%	05/01/25	185	184,769
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23	82	81,693
6.875%	03/15/25	40	39,900
7.125%	03/15/26	108	107,460
7.750%	10/01/21	215	231,927
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	250	241,533
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26	65	66,019
Vantiv LLC/Vantiv Issuer Corp.,
Gtd. Notes, 144A
4.375%	11/15/25	200	190,000

			10,759,986

Electric — 0.5%
AES Corp.,
Sr. Unsec’d. Notes
6.000%	05/15/26	265	279,244
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	135	126,222
5.600%	03/15/33	120	132,764
5.875%	12/01/22	160	173,196
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	150	153,865
5.800%	10/01/35	103	118,653
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.050%	09/01/41	107	117,810
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	234	283,275
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	200	185,249
Sr. Unsec’d. Notes
5.375%	01/15/23	135	127,575

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Clearway Energy Operating LLC,
Gtd. Notes
5.375%	08/15/24	65	$65,325
Gtd. Notes, 144A
5.750%	10/15/25	20	20,176
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	200	216,199
8.875%	11/15/18	120	120,840
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	98,556
5.650%	04/15/20	105	108,826
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24	300	293,233
5.250%	08/01/33	240	253,373
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%, 144A
2.914%(c)	05/15/20	300	300,126
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	203,733
First Ref. Mortgage
7.000%	11/15/18	100	100,531
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	98,145
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	250	271,800
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23	100	102,217
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32	155	197,646
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22	135	133,775
4.250%	06/15/22	135	137,010
5.750%	10/01/41	450	458,146
6.250%	10/01/39	200	217,750
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	197,570
5.625%	04/01/34	150	175,493
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	225	206,459
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	673,310
8.400%	01/15/22	120	137,334
9.400%	02/01/21	130	147,543
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	116,938
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	130	130,319

A887

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42		207	$221,840
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41		300	330,252
Mississippi Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.048%(c)	03/27/20		40	40,005
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40		350	395,334
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26		200	190,175
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.550%
2.861%(c)	08/28/21		400	399,896
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		36	35,280
4.500%	09/15/27		51	48,833
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		240	252,000
7.250%	05/15/26		200	217,000
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34		150	170,496
PPL Capital Funding, Inc.,
Gtd. Notes
4.200%	06/15/22		100	101,289
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		108	106,171
7.000%	10/30/31		150	187,070
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18		350	349,948
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		200	204,648
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26		120	135,397
Sempra Energy,
Sr. Unsec’d. Notes
9.800%	02/15/19		320	328,176
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.784%(c)	03/15/21		440	439,566
Southern California Edison Co.,
Sr. Unsec’d. Notes
6.650%	04/01/29		150	175,914
Southern Co. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.490%, 144A
2.802%(c)	02/14/20		470	470,011
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	(a)	285	218,025

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		27	$25,920
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/18		160	1,600
5.000%	10/20/20		428	4,282
Notes, 144A
11.500%	10/01/20		150	525
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23		325	334,344

				12,264,223

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		315	313,425
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24		65	64,350

				377,775

Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23		200	200,250

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		166	162,265
5.000%	01/31/28		90	83,700
6.625%	06/15/25		5	5,300

				251,265

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27		412	402,317
5.875%	10/15/24		110	116,325
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		100	99,250
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,200	1,071,012
MMC Energy, Inc., Escrow Shares,
First Lien^(d)
— %	10/15/20		75	—
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25	(a)	195	200,363

				1,889,267

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	(a)	546	522,794
5.875%	11/15/26		34	32,555

A888

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
6.125%	05/15/27	34	$32,555
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	108	114,209
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	64	65,693
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	25	24,875
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	188	129,634
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	70	68,863
Delta Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	09/15/26	31	31,388
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	221	225,973
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	164	166,050
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24	190	204,488
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	260	250,251
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	222	233,656
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	230	233,726
5.375%	04/15/26	40	40,620
5.750%	06/01/28	230	236,613
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	345	357,938
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	103	100,940
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	335	354,682
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	132	125,400
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	240	234,000
Stars Group Holdings BV/Stars Group US Co., Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	122	125,866
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26	112	111,160

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Sr. Sec’d. Notes, 144A
4.875%	11/01/24		50	$48,750
5.625%	04/15/22		204	206,805

				4,279,484

Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25		86	86,860

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	(a)	330	323,813

Foods — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		213	191,699
6.625%	06/15/24		734	705,558
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)	170	162,349
Campbell Soup Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.834%(c)	03/16/20		200	199,762
2.964%(c)	03/15/21		430	429,980
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23		22	20,702
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25		172	167,700
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
2.879%(c)	04/16/21		60	60,279
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		170	165,538
5.875%	07/15/24		330	325,050
6.750%	02/15/28		208	206,701
7.250%	06/01/21		215	218,225
7.250%	06/01/21		43	43,645
Kraft Heinz Foods Co.,
Gtd. Notes
4.000%	06/15/23		139	139,396
5.000%	07/15/35		300	296,344
6.875%	01/26/39		99	115,674
Gtd. Notes, 3 Month LIBOR + 0.570%
2.911%(c)	02/10/21		180	180,183
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		23	23,554
Sr. Unsec’d. Notes
3.400%	04/15/22		290	287,560
6.800%	12/15/18		55	55,442
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		52	42,900
7.750%	06/15/26		11	9,569

A889

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
8.000%	05/01/31		262	$221,388
8.700%	05/01/30		20	17,651
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		182	175,175
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27		98	92,610
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		100	94,555
5.500%	03/01/25		170	168,725
5.750%	03/01/27	(a)	305	298,900
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		87	88,523
7.750%	11/15/22		416	432,120
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	(a)	517	533,803
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34		100	100,619

				6,271,879

Forest Products & Paper — 0.0%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.750%	07/15/23		39	38,999
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		70	65,099
Gtd. Notes, 144A
5.375%	02/01/25		76	70,489
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38		100	138,339

				312,926

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		82	80,565
5.625%	05/20/24		5	4,963
5.750%	05/20/27		67	65,659
5.875%	08/20/26		215	213,388
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	307,443
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		101	101,972
NiSource, Inc.,
Sr. Unsec’d. Notes
5.650%	02/01/45		106	118,392
5.800%	02/01/42		314	346,541

				1,238,923

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products — 0.1%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		185	$187,775
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		595	607,644
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		580	594,500
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		47	45,032
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21		205	211,724
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		39	32,663
5.625%	10/15/23	(a)	427	377,895
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25		200	198,337
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		70	69,300

				2,324,870

Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		161	161,805
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		100	125,416
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	(a)	237	212,708
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		141	138,808
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		146	145,635
6.125%	02/15/24		174	182,699
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22		212	118,783
Sec’d. Notes, 144A
8.125%	06/30/24	(a)	287	238,606
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	146	141,986
6.250%	03/31/23		165	156,700
Sr. Sec’d. Notes, 144A
8.625%	01/15/24		323	334,709
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		494	471,153
5.125%	07/15/24		236	227,740

A890

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24		605	$609,538
5.750%	09/15/25		10	10,075
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22		100	102,819
Gtd. Notes, 144A
5.125%	07/01/22		70	71,715
Sr. Unsec’d. Notes, 144A
8.750%	10/15/26		203	203,000
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.650%, 144A
2.984%(c)	09/17/21		470	470,692
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		60	62,550
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		2,220	2,264,400
5.875%	05/01/23		493	520,115
5.875%	02/15/26		1,730	1,801,363
7.500%	02/15/22		250	273,750
Sr. Sec’d. Notes
5.500%	06/15/47		65	65,894
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18		170	169,998
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		256	265,600
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A
8.500%	12/01/22		128	132,255
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	(a)	278	273,830
Sec’d. Notes, 144A
7.500%	01/01/22		250	260,938
Sr. Sec’d. Notes
4.500%	04/01/21		161	160,195
4.625%	07/15/24		433	421,093
6.000%	10/01/20		15	15,493
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	1,365	1,359,882
7.000%	08/01/25	(a)	139	137,263
8.125%	04/01/22		477	502,663
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25		200	200,951
4.625%	07/15/35		100	106,449
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		91	92,479

				13,211,748

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Holding Companies-Diversified — 0.0%
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22		200	$195,675
Spectrum Brands Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	01/15/22		219	225,461

				421,136

Home Builders — 0.0%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24		55	53,856
4.750%	11/29/27		130	124,800
5.250%	06/01/26		48	47,580
5.875%	11/15/24		114	118,703
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26		40	39,300
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	12/15/23		43	43,430
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22		91	92,820
Toll Brothers Finance Corp.,
Gtd. Notes
4.350%	02/15/28		20	18,356
4.875%	11/15/25		50	49,125

				587,970

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	329	315,429
5.625%	10/15/23		770	768,075

				1,083,504

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	(a)	270	267,975
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28		285	270,749
6.125%	11/15/23		365	376,405
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23	(a)	87	81,998
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24		25	25,281
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22		300	287,987
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		249	251,490
6.125%	12/15/24		250	255,000
6.625%	11/15/22		110	112,750

A891

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Products/Wares (cont’d.)

			$1,929,635

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/36	100	96,382
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	215	206,400
6.000%	10/15/23	200	205,500

			508,282

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%, 144A
2.858%(c)	09/20/21	230	230,228
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	185	236,082
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	122	119,703
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	500	486,231
3.900%	04/01/26	150	146,643
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	145	150,798
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22	472	472,996
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42	165	168,193
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	230	277,506
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	130	132,925
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25	60	59,472
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35	100	116,873
7.800%	03/07/87	50	58,500
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	200	243,769
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.250%	02/15/20	390	404,197
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%	02/24/32	350	333,524
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	300	294,350

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41		66	$74,022
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	10/17/22		132	127,221
Sr. Sec’d. Notes, MTN, 144A
2.350%	04/09/19		200	199,621
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		124	117,553
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22		767	775,438
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33		200	238,862
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22		250	250,129
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%	10/24/67		300	269,763
Protective Life Global Funding,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.520%, 144A
2.906%(c)	06/28/21		180	180,278
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24		85	83,513
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		150	159,347
Torchmark Corp.,
Sr. Unsec’d. Notes
4.550%	09/15/28		150	150,724
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26		190	233,403
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		64	63,840

				6,855,704

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24		110	106,130
3.875%	08/22/37		200	195,810
4.800%	12/05/34		400	436,363
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		350	355,249
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/27		12	11,941
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	04/15/28	(a)	415	390,100
5.875%	11/15/28		61	60,771

A892

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		128	$126,649
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		425	437,750
6.375%	05/15/25		400	415,108
Gtd. Notes, 144A
5.750%	01/15/27		206	206,000

				2,741,871

Iron/Steel — 0.1%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25		45	42,806
7.000%	03/15/27	(a)	101	96,959
Sr. Sec’d. Notes
7.500%	07/15/23		79	83,148
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.250%	02/25/22	(a)	245	262,763
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		30	31,688
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25		30	29,175
Sr. Sec’d. Notes, 144A
4.875%	01/15/24		35	34,475
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		25	24,790
5.375%	07/15/27		55	51,700
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		108	110,123
6.400%	12/01/37		100	122,174
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25		160	152,400
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26		100	99,125
6.875%	08/15/25		16	16,340

				1,157,666

Leisure Time — 0.1%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25		85	80,538
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		668	672,128
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23		432	423,360

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Leisure Time (cont’d.)
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		61	$58,623

				1,234,649

Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26		159	160,193
6.375%	04/01/26		60	61,725
6.875%	05/15/23		114	119,756
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		67	64,843
Gtd. Notes, 144A
5.125%	05/01/26		285	283,575
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24		17	17,340
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		20	19,475
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		315	318,150
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22		50	55,010
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		106	109,710
Marriott Ownership Resorts, Inc.,
Gtd. Notes, 144A
6.500%	09/15/26		80	82,112
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	1,890	1,762,425
6.000%	03/15/23		330	341,138
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		277	278,039
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		98	93,864
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24		25	24,250
5.750%	04/01/27		29	27,333
6.350%	10/01/25		11	10,973
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		375	362,344

				4,192,255

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		45	45,169

A893

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Construction & Mining (cont’d.)
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		233	$231,544
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	(a)	563	585,520

				862,233

Machinery-Diversified — 0.0%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23		60	62,099
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		200	195,441
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		315	316,575
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		26	26,423
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		65	65,813

				666,351

Media — 1.2%
21st Century Fox America, Inc.,
Gtd. Notes
7.430%	10/01/26		100	122,525
7.625%	11/30/28		100	126,304
7.700%	10/30/25		100	121,931
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	430	433,225
7.500%	05/15/26		400	389,998
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	(a)	815	791,568
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		225	227,531
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25		109	104,231
5.000%	04/01/24		335	329,974
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		93	97,999
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		100	96,845
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24		150	144,147
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		37	37,139
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
5.000%	02/01/28		289	$271,631
5.125%	05/01/27		760	720,100
5.500%	05/01/26		299	295,637
5.750%	02/15/26		2,500	2,506,249
5.875%	04/01/24		1,205	1,224,580
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		350	355,400
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		2,201	2,239,517
6.500%	11/15/22		142	144,663
7.625%	03/15/20		1,058	1,060,646
7.625%	03/15/20		15	15,038
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	(a)	500	463,645
3.600%	03/01/24		160	158,796
4.049%	11/01/52		267	236,770
4.250%	01/15/33		200	196,063
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		200	193,999
6.625%	10/15/25		905	953,644
Sr. Unsec’d. Notes
5.250%	06/01/24	(a)	193	188,658
6.750%	11/15/21		37	38,989
8.625%	02/15/19		42	42,629
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		485	563,813
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21		159	162,029
6.350%	06/01/40		200	219,758
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	383	347,573
5.875%	07/15/22		87	84,918
5.875%	11/15/24	(a)	2,665	2,388,507
6.750%	06/01/21		411	419,734
7.750%	07/01/26	(a)	567	534,851
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25		42	40,373
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		50	48,313
5.875%	07/15/26		112	111,020
iHeartCommunications, Inc.,
Sr. Sec’d. Notes(d)
9.000%	12/15/19		500	376,249
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22		83	84,245
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24		135	132,131
6.125%	02/15/22		75	76,219

A894

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	284	$292,166
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	40	40,000
6.125%	10/01/22	250	255,000
Gtd. Notes, 144A
5.125%	02/15/27	25	22,969
5.625%	08/01/24(a)	885	866,194
5.875%	03/15/26	8	7,801
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	68	67,402
5.000%	08/01/27	100	96,221
5.375%	04/15/25	460	461,725
5.375%	07/15/26	235	233,238
6.000%	07/15/24	890	922,263
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	150	181,032
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	145	149,531
Gtd. Notes, 144A
5.500%	09/15/24	125	126,406
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	300	302,409
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	377	468,215
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	215	225,750
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	45	42,975
5.125%	02/15/25	127	118,745
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	1,173	1,171,534
Viacom, Inc.,
Jr. Sub. Notes
5.875%	02/28/57	113	110,752
6.250%	02/28/57	51	50,250
Sr. Unsec’d. Notes
3.875%	04/01/24(a)	395	388,080
6.875%	04/30/36	100	113,864
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	482	495,255
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27	53	51,940
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	225	220,003
5.500%	08/15/26	630	622,125

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Warner Media LLC,
Gtd. Notes
4.750%	03/29/21	430	$442,989
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	140	131,355

			28,597,993

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	45	40,500
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	195	190,515
6.250%	08/15/24	365	373,669
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	165	157,988
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	94	102,108

			864,780

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	816	862,918
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27	200	184,340
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	280	319,551
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.125%	02/24/42	200	197,261
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24	34	32,385
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22	44	43,560
5.125%	05/15/24	71	69,048
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	163	157,703
3.875%	03/15/23	830	802,361
4.000%	11/14/21	130	128,863
4.550%	11/14/24(a)	175	169,750
5.400%	11/14/34	9	8,460
5.450%	03/15/43	171	155,610
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.625%	04/29/24	200	201,226
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	238	238,595

A895

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23	50	$51,381
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	55	56,221
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22	30	30,675
Teck Resources Ltd. (Canada),
Gtd. Notes
6.000%	08/15/40	207	211,140
Sr. Unsec’d. Notes
6.125%	10/01/35	80	84,200
Vale Canada Ltd. (Brazil),
Sr. Unsec’d. Notes
7.200%	09/15/32	100	109,750

			4,114,998

Miscellaneous Manufacturing — 0.1%
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24	177	168,814
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	159	159,994
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.000%	08/07/19	530	543,734
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	215	222,005
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	200	219,027
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	67	66,833

			1,380,407

Multi-National — 0.0%
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19	620	650,705

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	65	65,813
5.000%	09/01/25	195	193,976

			259,789

Oil & Gas — 0.7%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	160	196,283
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
8.700%	03/15/19	350	358,795

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	9	$9,140
5.625%	06/01/23	240	245,699
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	101	99,422
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.875%	02/24/22	140	143,149
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	22	21,668
5.625%	06/01/24	33	31,514
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.245%	05/06/22	540	536,477
3.279%	09/19/27	300	286,968
3.814%	02/10/24	250	252,948
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	14	12,669
Sec’d. Notes, 144A
8.000%	12/15/22(a)	141	134,654
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	41	41,718
6.375%	07/01/26	20	20,349
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	339	394,829
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	141	143,997
7.500%	09/15/20	74	73,998
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	200	195,789
6.750%	11/15/39	268	302,232
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	31	32,395
7.000%	10/01/24	140	139,999
8.000%	01/15/25(a)	130	134,062
8.000%	06/15/27(a)	221	225,419
Sec’d. Notes, 144A
8.000%	12/15/22(a)	531	554,894
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	100	99,750
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20	200	197,150
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	285	273,115
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	180	182,475

A896

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22	15	$13,800
Sec’d. Notes, 144A
7.500%	02/15/24(a)	53	54,590
9.250%	03/31/22	198	213,840
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	99	102,837
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25	100	102,000
Gtd. Notes, 144A
4.750%	11/01/24	113	113,142
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	175	214,027
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	125	131,609
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	21	18,034
5.200%	03/15/25	75	65,250
5.750%	10/01/44	7	5,233
7.750%	02/01/26	28	27,790
8.000%	01/31/24	27	27,203
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20	52	51,610
Sec’d. Notes, 144A
8.000%	02/15/25	50	38,250
9.375%	05/01/24(a)	709	584,925
Sr. Sec’d. Notes, 144A
7.750%	05/15/26	660	675,675
8.000%	11/29/24(a)	478	481,586
Equinor ASA (Norway),
Gtd. Notes
2.650%	01/15/24	214	204,934
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	10	8,850
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24(a)	191	186,225
6.375%	05/15/25	34	33,320
6.625%	05/01/23	130	132,275
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25	220	211,200
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	167	162,950
Jupiter Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22	46	21,850
Matador Resources Co.,
Sr. Unsec’d. Notes, 144A
5.875%	09/15/26	33	33,413

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	441	$401,310
7.000%	03/31/24	547	499,138
Sec’d. Notes, 144A
6.500%	01/15/25(a)	452	447,480
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	55	54,027
Gtd. Notes, 144A
5.750%	02/01/25	273	261,716
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	250	267,501
Noble Holding International Ltd.,
Gtd. Notes
6.200%	08/01/40	41	31,826
7.750%	01/15/24	129	128,033
7.950%	04/01/25	68	66,385
8.950%	04/01/45	16	15,500
Gtd. Notes, 144A
7.875%	02/01/26	136	141,100
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 9.500% or PIK N/A, 144A
9.500%	05/15/23	20	20,871
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	36	36,629
6.875%	01/15/23	422	429,385
Gtd. Notes, 144A
6.250%	05/01/26(a)	201	204,518
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	265	263,675
5.375%	01/15/25	80	80,200
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23	135	140,400
7.250%	06/15/25	70	73,500
Penn VA Corp., Escrow Shares,
Gtd. Notes^(d)
— %	12/31/2049	175	613
— %	12/31/2049	115	403
Petro-Canada (Canada),
Sr. Unsec’d. Notes
7.875%	06/15/26	300	362,450
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	258	263,547
6.625%	06/15/35	150	149,025
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21	16	16,218
7.750%	12/15/23	330	350,213
Gtd. Notes, 144A
7.125%	01/15/26	25	25,688
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	44	42,845

A897

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.375%	10/01/22	76	$76,285
5.625%	03/01/26	35	33,469
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	197	186,411
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22	33	31,721
7.375%	06/15/25	55	54,725
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	21	11,970
7.750%	06/15/21	26	18,200
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	59	57,378
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25	226	233,063
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	159	154,826
6.625%	01/15/27	40	41,350
6.750%	09/15/26	32	33,240
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25(a)	326	323,555
7.500%	04/01/26(a)	84	87,990
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23	54	53,460
5.500%	02/15/26	36	34,776
5.875%	03/15/28	16	15,360
Talos Production LLC/Talos Production Finance, Inc.,
Sec’d. Notes, 144A
11.000%	04/03/22	5	5,883
Total Capital International SA (France),
Gtd. Notes
3.750%	04/10/24	111	112,236
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	70	70,613
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	107	108,738
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22	13	12,951
6.800%	03/15/38	130	112,450
7.500%	04/15/31	72	68,400
9.350%	12/15/41	129	129,806
Gtd. Notes, 144A
7.500%	01/15/26	188	194,111
9.000%	07/15/23	126	137,025
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25	40	39,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Ultra Resources, Inc.,
Gtd. Notes, 144A
6.875%	04/15/22	366	$173,850
7.125%	04/15/25(a)	187	75,735
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	109	109,000
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	97	99,425
6.250%	04/01/23	5	5,175
Sr. Unsec’d. Notes
6.625%	01/15/26(a)	95	98,800
WildHorse Resource Development Corp.,
Gtd. Notes
6.875%	02/01/25	125	129,063
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.750%	06/01/26(a)	73	73,913
8.250%	08/01/23	210	238,350

			17,475,074

Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	100	105,274
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22	54	39,418
Sr. Sec’d. Notes, 144A
8.750%	03/01/23(a)	59	57,673
Calfrac Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	06/15/26	54	50,356
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	30	30,599
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.250%	05/15/21	200	188,500
SESI LLC,
Gtd. Notes
7.750%	09/15/24	19	19,380
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	69	70,055
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26	34	35,105
Weatherford International LLC,
Gtd. Notes, 144A
9.875%	03/01/25	55	53,075
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	4	3,500
6.500%	08/01/36	52	39,130
6.750%	09/15/40	22	16,830
7.000%	03/15/38	56	43,400
7.750%	06/15/21	18	17,910

A898

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas Services (cont’d.)
8.250%	06/15/23	63	$59,535
9.875%	02/15/24(a)	63	61,740

			891,480

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25	300	293,625
7.250%	05/15/24	590	617,288
Ball Corp.,
Gtd. Notes
4.875%	03/15/26	23	22,931
5.250%	07/01/25	30	30,975
Berry Global, Inc.,
Sec’d. Notes, 144A
4.500%	02/15/26	125	118,749
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
5.350%	04/01/20	200	205,311
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	317	311,849
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes, 144A
4.750%	02/01/26	50	47,750
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	36	34,380
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23	38	36,100
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	130	128,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24(a)	223	226,903
Sr. Sec’d. Notes
5.750%	10/15/20	954	955,986
Sr. Sec’d. Notes, 3 Month LIBOR + 3.500%, 144A
5.839%(c)	07/15/21	110	111,513
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	65	65,325

			3,207,385

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18	274	273,879
Allergan Finance LLC,
Gtd. Notes
3.250%	10/01/22	100	98,183
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	150	146,887

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	75	$72,188
5.875%	05/15/23	3,673	3,581,175
6.125%	04/15/25(a)	181	171,950
8.500%	01/31/27	45	47,250
9.000%	12/15/25	153	164,666
9.250%	04/01/26	50	53,938
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	315	315,000
6.500%	03/15/22	68	70,720
7.000%	03/15/24	323	341,250
Bayer US Finance LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 0.630%, 144A
3.003%(c)	06/25/21	200	200,777
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25	1,100	1,097,055
4.780%	03/25/38	1,000	995,209
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	303	298,072
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	436	386,950
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	100	93,375
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23	30	26,400
7.250%	01/15/22	100	97,500
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/20	300	303,708
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23	200	190,728
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	68	67,830
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	270	248,836
Zoetis, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%
2.762%(c)	08/20/21	100	100,173

			9,443,699

Pipelines — 0.5%
Andeavor Logistics LP,
Jr. Sub. Notes
6.875%	12/29/49	100	100,449
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	255	256,594
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	300	296,792

A899

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	310	$318,138
Buckeye Partners LP,
Jr. Sub. Notes
6.375%	01/22/78	120	113,892
Sr. Unsec’d. Notes
2.650%	11/15/18	175	174,970
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	55	57,819
7.000%	06/30/24	115	125,925
Cheniere Energy Partners LP,
Gtd. Notes, 144A
5.625%	10/01/26	46	46,331
Sr. Sec’d. Notes
5.250%	10/01/25	48	48,059
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	27	26,798
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	88	89,870
6.250%	04/01/23	235	243,225
DCP Midstream LP,
Jr. Sub. Notes
7.375%	06/15/99	124	123,380
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	156	152,100
5.375%	07/15/25	30	30,563
Gtd. Notes, 144A
6.750%	09/15/37	95	101,650
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25	130	130,975
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23	73	72,544
5.875%	01/15/24	170	178,925
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26	275	277,843
4.900%	02/01/24	435	448,349
7.500%	07/01/38	100	119,392
Jr. Sub. Notes
6.625%	12/29/49	97	92,878
EnLink Midstream Partners LP,
Jr. Sub. Notes
6.000%	12/15/22	129	116,625
Sr. Unsec’d. Notes
4.150%	06/01/25	57	54,048
4.400%	04/01/24	186	180,589
4.850%	07/15/26	102	98,890
5.600%	04/01/44	202	179,899
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	250	247,158
3.750%	02/15/25	900	898,479

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
4.875%	08/16/77	36	$34,270
5.375%	02/15/78	69	63,905
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	128	120,960
6.000%	05/15/23	10	9,863
6.500%	10/01/25	15	14,513
6.750%	08/01/22	25	25,500
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	70	71,575
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	102	101,888
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	300	304,771
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	130	129,675
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	429	423,028
4.875%	12/01/24	100	103,753
5.500%	02/15/23	730	744,821
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	42	41,790
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	85	84,044
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	500	518,978
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	57	58,211
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25	300	289,347
Plains All American Pipeline LP,
Jr. Sub. Notes
6.125%	12/29/49	105	102,244
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	400	384,983
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25	25	24,563
7.250%	03/15/26	61	60,848
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	60	59,550
5.625%	11/15/23	60	58,350
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	120	154,129

A900

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	95	$94,644
5.750%	04/15/25	27	25,988
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	500	498,354
5.950%	12/01/25	238	255,938
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	62	63,163
5.500%	01/15/28	170	171,488
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	430	419,788
5.125%	02/01/25	266	267,995
5.375%	02/01/27	30	30,000
6.750%	03/15/24	265	279,575
Gtd. Notes, 144A
5.000%	01/15/28	35	34,038
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	177,339
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
6.200%	10/15/37	150	175,145
7.125%	01/15/19	250	253,095
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	38	35,815
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.875%	09/01/21	40	44,425

			12,215,498

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	175	177,188
6.250%	02/01/22(a)	79	80,975
6.375%	12/15/25	112	112,421

			370,584

Real Estate — 0.0%
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes, 144A
3.400%	09/30/26	358	332,024
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	60	59,100
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22	200	196,116

			587,240

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	294	289,157

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.000%	02/15/24	126	$131,754
5.900%	11/01/21	100	106,312
American Tower Trust,
Pass-Through Certificates, 144A
3.070%	03/15/48	100	97,636
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23	260	252,062
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	200	198,768
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	200	192,717
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23	75	72,000
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	450	471,765
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24	61	62,144
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	87	82,433
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	172	163,400
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23	126	124,689
EPR Properties,
Gtd. Notes
4.500%	06/01/27(a)	257	245,637
4.950%	04/15/28	300	294,796
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23	275	281,531
5.750%	01/01/25	145	149,350
5.875%	01/15/26	350	360,063
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20	240	246,788
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	220	214,384
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	130	125,775
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	130	124,475
5.875%	10/15/24	710	679,825
Government Properties Income Trust,
Sr. Unsec’d. Notes
3.750%	08/15/19	400	401,492

A901

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	382	$373,508
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24	200	195,330
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	160	158,400
6.000%	08/15/23	165	169,229
Gtd. Notes, 144A
4.875%	09/15/27	48	44,040
5.250%	03/15/28	59	54,723
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	195	199,875
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	450	422,292
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47	325	326,574
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22	350	347,105
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.000%	10/01/22	17	16,660
4.875%	07/15/22	120	121,152
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	200	192,243
Select Income REIT,
Sr. Unsec’d. Notes
3.600%	02/01/20	200	198,924
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19	325	324,860
Simon Property Group LP,
Sr. Unsec’d. Notes
6.750%	02/01/40	100	129,614
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23(a)	630	601,650
Sr. Sec’d. Notes, 144A
6.000%	04/15/23(a)	456	442,320
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24	370	363,084
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24	350	351,159
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23(a)	397	438,461

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24	293	$297,932

			11,138,088

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	139	131,703
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	40	40,999
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A(d)
6.125%	03/15/20	47	29,139
9.000%	03/15/19	653	404,858
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25	37	37,925
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24	34	34,170
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	258	261,710
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26(a)	136	133,280
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28	79	67,964
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35	200	207,897
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	461	302,819
Gtd. Notes, Cash coupon 8.750% or PIK 9.500%, 144A
8.750%	10/15/21	499	329,194
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/26	100	95,726
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.625%	08/01/26	167	169,088
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	216	209,995
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	809	581,469
8.875%	06/01/25	301	216,660
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	374	306,564
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	410	367,463

A902

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25(a)	822	$774,734
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	150	147,678

			4,851,035

Semiconductors — 0.1%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	900	915,931
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	200	194,654
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24	350	339,864
3.734%	12/08/47	155	144,442
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24	180	172,284
3.250%	05/20/27	100	94,113
4.650%	05/20/35	150	152,324
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	715	752,538

			2,766,150

Software — 0.3%
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24	210	209,324
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	114	118,703
Sec’d. Notes, 144A
5.750%	01/15/24	2,103	2,137,174
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	265	293,488
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A
7.125%	05/01/21	119	120,040
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,874	1,899,393
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	90	92,123
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	465	456,863
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	525	484,078
2.875%	02/06/24	145	141,753

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26	129	$129,637
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23	95	96,425
Oracle Corp.,
Sr. Unsec’d. Notes
3.900%	05/15/35	400	387,110
4.300%	07/08/34	1,000	1,021,184
6.125%	07/08/39	125	153,948
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	177	172,150
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	115	125,638

			8,039,031

Telecommunications — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22	400	391,676
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25	168	165,412
4.300%	12/15/42	195	168,834
4.350%	06/15/45	188	161,957
5.350%	09/01/40	273	270,743
Sr. Unsec’d. Notes, 144A
4.900%	08/15/37	1,000	959,657
Avaya, Inc., Escrow Shares,
First Lien^(d)
7.000%	04/01/19(a)	235	23
Avaya, Inc., Escrow Shares,
First Lien^(d)
9.000%	04/01/19	180	17
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	100	142,037
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25(a)	325	317,785
5.800%	03/15/22	205	208,587
6.450%	06/15/21	30	31,125
6.750%	12/01/23(a)	350	363,562
7.500%	04/01/24(a)	83	88,603
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	288	264,238
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25	48	44,759
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	200	238,492
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	42	40,425
6.000%	06/15/25	965	993,949

A903

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	185	$186,388
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	22	20,790
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27	150	142,251
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	729	729,000
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26(a)	325	307,125
Sr. Unsec’d. Notes
6.875%	01/15/25	200	121,566
7.125%	01/15/23	25	17,688
7.625%	04/15/24	13	8,385
10.500%	09/15/22	119	105,910
11.000%	09/15/25(a)	860	670,550
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22	63	33,639
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	75	72,563
Sr. Sec’d. Notes
5.250%	08/01/26	312	304,200
Intelsat Connect Finance SA (Luxembourg),
Gtd. Notes, 144A
9.500%	02/15/23	216	214,920
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	399	367,579
7.500%	04/01/21(a)	314	317,926
Gtd. Notes, 144A
8.500%	10/15/24	494	499,434
9.750%	07/15/25	73	77,289
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	624	656,760
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21	18	17,460
8.125%	06/01/23	111	98,513
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	408	410,040
5.375%	01/15/24	216	215,836
5.375%	05/01/25	295	294,260
5.625%	02/01/23	460	465,221
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
4.375%	06/12/27	35	33,688
6.625%	05/15/39	100	107,750
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	270	268,650

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31	73	$67,799
Rogers Communications, Inc. (Canada),
Gtd. Notes
8.750%	05/01/32	185	243,707
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	100	97,060
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	1,467	1,650,375
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	115	119,313
9.000%	11/15/18	49	49,304
Sr. Unsec’d. Notes
6.000%	11/15/22	138	140,760
11.500%	11/15/21	133	155,943
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	576	597,600
7.250%	09/15/21	109	115,268
7.625%	02/15/25(a)	2,238	2,373,399
7.625%	03/01/26	16	16,940
7.875%	09/15/23	425	458,469
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	88	83,820
6.375%	11/15/33	138	135,240
7.200%	07/18/36	51	52,913
7.721%	06/04/38	18	19,080
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26	156	148,882
4.750%	02/01/28	266	250,373
6.000%	04/15/24	19	19,689
6.375%	03/01/25	205	213,569
6.500%	01/15/24	10	10,388
6.500%	01/15/26	1,030	1,079,131
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes^
4.500%	02/01/26	156	—
4.750%	02/01/28	266	—
6.000%	04/15/24	19	—
6.375%	03/01/25	205	—
6.500%	01/15/24	435	—
6.500%	01/15/26	1,170	—
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	585	593,775
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.125%	03/16/22(a)	211	208,963
4.272%	01/15/36	450	428,846
4.400%	11/01/34	131	127,749
4.500%	08/10/33	1,200	1,190,124

A904

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
5.000%	01/20/26	400	$347,820
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25(a)	1,582	1,222,095

			23,835,656

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25(a)	497	487,060
Sr. Unsec’d. Notes
3.150%	03/15/23	48	41,880

			528,940

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.400%	06/01/41	115	131,689
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
7.125%	10/15/31	150	188,334
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24	150	148,275
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23	342	333,517
3.850%	01/15/24	292	295,011
4.050%	08/15/52	100	93,572
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	455	469,788

			1,660,186

Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.500%	11/01/27	285	260,115
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.125%	10/01/23	25	25,270
5.500%	01/15/23	31	31,465
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22	59	57,525
5.000%	08/01/24	65	63,619
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	158	154,247
5.250%	08/15/22	75	75,656
5.500%	02/15/24	98	100,450
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	420	414,125
4.125%	08/01/23	355	354,415

			1,536,887

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24	300	$302,830

TOTAL CORPORATE BONDS (cost $311,260,960)			306,136,475

MUNICIPAL BONDS — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	175	218,115
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	251,318

			469,433

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40	150	178,064
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	274,612
5.647%	11/01/40	220	265,423

			718,099

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	209,765

TOTAL MUNICIPAL BONDS (cost $1,229,760)			1,397,297

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.2%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
4.236%(cc)	09/25/35	51	46,262
Alternative Loan Trust,
Series 2005-63, Class 1A1
3.419%(cc)	12/25/35	2,317	2,203,894
Series 2005-64CB, Class 1A15
5.500%	12/25/35	2,452	2,408,145
Series 2005-J14, Class A3
5.500%	12/25/35	4,025	3,510,038
Series 2005-J6, Class 2A1
5.500%	07/25/25	15	14,362
Series 2006-41CB, Class 2A13
5.750%	01/25/37	3,247	2,835,401
Series 2006-J2, Class A1, 1 Month LIBOR + 0.500%
2.716%(c)	04/25/36	62	37,822
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1, 1 Month LIBOR + 0.190%
2.406%(c)	09/25/46	318	292,162
Angel Oak Mortgage Trust I LLC,
Series 2018-2, Class A2, 144A
3.776%(cc)	07/27/48	91	91,159

A905

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Antler Mortgage Trust,
Series 2018-RTL1, Class A1, 144A
4.335%	07/25/22	134	$133,998
Arroyo Mortgage Trust,
Series 2018-1, Class A1, 144A
3.763%(cc)	04/25/48	350	350,100
Banc of America Alternative Loan Trust,
Series 2004-6, Class 4A1
5.000%	07/25/19	25	25,879
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	189	189,610
Series 2005-7, Class 30PO, PO
3.660%(s)	11/25/35	30	25,169
Series 2006-1, Class 2A1
5.500%	01/25/36	11	10,437
Series 2006-D, Class 5A2
3.848%(cc)	05/20/36	16	14,769
Series 2007-5, Class 4A1, 1 Month LIBOR + 0.370%
2.586%(c)	07/25/37	4,811	3,312,711
Series 2014-R7, Class 1A1, 1 Month LIBOR + 0.150%, 144A
2.366%(c)	05/26/36	103	99,093
Series 2014-R7, Class 2A1, 1 Month LIBOR + 0.140%, 144A
2.356%(c)	09/26/36	51	49,950
Series 2015-R4, Class 5A1, 1 Month LIBOR + 0.150%, 144A
2.215%(c)	10/25/36	245	236,459
Banc of America Mortgage Trust,
Series 2004-C, Class 2A1
4.146%(cc)	04/25/34	115	115,926
Series 2004-D, Class 2A1
4.200%(cc)	05/25/34	2	2,353
Series 2004-D, Class 2A2
4.200%(cc)	05/25/34	19	18,820
Series 2007-3, Class 1A1
6.000%	09/25/37	100	95,935
BCAP LLC Trust,
Series 2007-AA2, Class 2A12
5.500%	04/25/37	1,539	1,228,354
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	1,172	997,090
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
4.379%(cc)	07/25/33	75	75,409
Series 2005-12, Class 22A1
4.269%(cc)	02/25/36	70	70,066
Bear Stearns ALT-A Trust,
Series 2005-5, Class 1A4, 1 Month LIBOR + 0.560%
2.776%(c)	07/25/35	1,162	1,161,688
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	107	108,978
CHL Mortgage Pass-Through Trust,
Series 2007-3, Class A16
6.000%	04/25/37	1,016	837,366

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citicorp Mortgage Securities Trust,
Series 2007-5, Class 1A9
6.000%	06/25/37	205	$208,881
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/35	13	13,299
Series 2014-10, Class 1A1, 1 Month LIBOR + 0.135%, 144A
2.200%(c)	11/25/36	149	143,673
Series 2014-10, Class 3A1, 144A
2.264%(cc)	07/25/36	174	168,987
Series 2014-10, Class 4A1, 144A
2.234%(cc)	02/25/37	240	226,680
Series 2014-11, Class 4A1, 1 Month LIBOR + 0.100%, 144A
2.165%(c)	07/25/36	131	126,067
Series 2014-12, Class 1A4, 1 Month LIBOR + 0.125%, 144A
2.190%(c)	08/25/36	516	501,581
Series 2014-12, Class 2A4, 144A
3.429%(cc)	02/25/37	117	114,589
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	84	83,601
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	47	47,016
Series 2005-2, Class 2A11
5.500%	05/25/35	125	128,671
COLT Mortgage Loan Trust,
Series 2018-2, Class A1, 144A
3.470%(cc)	07/27/48	3,549	3,536,812
Series 2018-2, Class A2, 144A
3.542%(cc)	07/27/48	146	144,989
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-5, Class 2A9
5.250%	05/25/34	205	206,625
Series 2007-5, Class A6, 1 Month LIBOR + 0.350%
2.566%(c)	05/25/37	26	18,411
Series 2007-9, Class A11
5.750%	07/25/37	1,588	1,414,029
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-5, Class 1A1
5.000%	07/25/20	48	48,343
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2004-AR5, Class 7A2
3.683%(cc)	06/25/34	52	51,774
Series 2005-4, Class 2A9
5.500%	06/25/35	1,318	1,173,290
CSMC Mortgage-Backed Trust,
Series 2006-4, Class 1A8, 1 Month LIBOR + 1.000%
6.000%(c)	05/25/36	1,662	1,441,913
CSMC Trust,
Series 2011-12R, Class 3A1, 144A
4.230%(cc)	07/27/36	20	20,174
Series 2014-10R, Class 4A1, 144A
2.235%(cc)	12/27/36	16	16,142
Series 2014-11R, Class 8A1, 1 Month LIBOR + 0.340%, 144A

A906

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.405%(c)	04/27/37	19	$18,847
Series 2014-11R, Class 9A1, 1 Month LIBOR + 0.140%, 144A
2.205%(c)	10/27/36	64	63,398
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A1, 144A
2.453%(cc)	06/25/47	67	66,269
Series 2018-2A, Class A1, 144A
3.479%(cc)	04/25/58	2,660	2,646,754
Series 2018-2A, Class A2, 144A
3.530%(cc)	04/25/58	144	142,926
Series 2018-3A, Class A1, 144A
3.789%(cc)	08/25/58	2,000	2,001,259
Series 2018-3A, Class A2, 144A
3.891%(cc)	08/25/58	100	100,063
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 1A1, 1 Month LIBOR + 0.500%
2.716%(c)	02/25/35	25	24,005
Series 2005-1, Class 2A1
5.392%(cc)	02/25/20	8	7,661
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
3.816%(c)	01/25/24	59	59,400
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
5.216%(c)	07/25/24	727	779,560
Series 2015-C04, Class 1M2, 1 Month LIBOR + 5.700%
7.916%(c)	04/25/28	483	561,945
Series 2016-C01, Class 1M1, 1 Month LIBOR + 1.950%
4.166%(c)	08/25/28	15	14,593
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
4.366%(c)	09/25/28	103	103,787
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
4.216%(c)	10/25/28	57	58,069
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.416%(c)	10/25/28	26	25,583
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.666%(c)	01/25/29	284	286,284
Series 2016-C05, Class 2M1, 1 Month LIBOR + 1.350%
3.566%(c)	01/25/29	193	193,763
Series 2016-C06, Class 1M1, 1 Month LIBOR + 1.300%
3.516%(c)	04/25/29	418	421,501
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.516%(c)	07/25/29	362	364,394
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
3.366%(c)	09/25/29	562	565,438
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
3.166%(c)	10/25/29	485	487,634
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
3.066%(c)	11/25/29	490	491,722
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
2.766%(c)	01/25/30	626	626,250
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
2.966%(c)	02/25/30	523	523,574
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750%
2.966%(c)	02/25/30	136	136,527
Series 2017-C07, Class 1M1, 1 Month LIBOR + 0.650%
2.866%(c)	05/25/30	106	106,261
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.866%(c)	05/25/30	74	$73,864
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600%
2.816%(c)	07/25/30	562	562,434
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250%
4.466%(c)	07/25/30	2,500	2,556,986
Series 2018-C05, Class 1M1, 1 Month LIBOR + 0.720%
2.936%(c)	01/25/31	140	140,031
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	525	590,396
Series 2002-T1, Class A2
7.000%	11/25/31	336	378,996
Series 2002-T4, Class A2
7.000%	12/25/41	390	431,149
Series 2004-T1, Class 1A1
6.000%	01/25/44	334	360,470
Fannie Mae Interest Strip,
Series 293, Class 1, PO
3.132%(s)	12/25/24	107	100,450
Series 369, Class 12, IO
5.500%(cc)	05/25/36	419	102,472
Series 383, Class 60, IO
6.500%	10/25/37	100	21,492
Series 416, Class A300
3.000%	11/25/42	1,417	1,371,784
Series 417, Class C11, IO
2.500%	02/25/28	3,372	234,107
Fannie Mae REMIC Trust,
Series 1999-W4, Class A9
6.250%	02/25/29	228	238,905
Series 2001-W3, Class A
7.000%(cc)	09/25/41	264	275,413
Series 2002-W6, Class 2A1
7.000%(cc)	06/25/42	186	198,087
Series 2003-W10, Class 3A5
4.299%	06/25/43	953	958,617
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,216	1,349,556
Series 2004-W12, Class 1A2
6.500%	07/25/44	625	690,014
Series 2005-W1, Class 1A2
6.500%	10/25/44	225	249,834
Series 2007-W7, Class 2A2, IO, 1 Month LIBOR x (1) + 6.530%
4.314%(c)	07/25/37	15	1,886
Series 2007-W10, Class 2A
6.341%(cc)	08/25/47	179	189,470
Series 2009-W1, Class A
6.000%	12/25/49	354	386,850
Fannie Mae REMICS,
Series 2014-3, Class AM
2.500%	01/25/32	194	189,764
Series 1993-119, Class H
6.500%	07/25/23	112	117,654
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	68	71,149
Series 1993-141, Class Z
7.000%	08/25/23	85	89,499

A907

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 1993-147, Class Z
7.000%	08/25/23	68	$71,761
Series 1994-29, Class Z
6.500%	02/25/24	121	128,078
Series 1996-4, Class SA, IO, 1 Month LIBOR x (1) + 8.500%
6.284%(c)	02/25/24	32	3,455
Series 1997-33, Class PA
8.500%	06/18/27	205	228,083
Series 1997-57, Class PN
5.000%	09/18/27	124	129,189
Series 2001-16, Class Z
6.000%	05/25/31	170	184,842
Series 2001-81, Class HE
6.500%	01/25/32	248	272,580
Series 2002-14, Class A1
7.000%	01/25/42	761	844,879
Series 2002-26, Class A2
7.500%	01/25/48	362	412,041
Series 2002-82, Class PE
6.000%	12/25/32	266	288,948
Series 2002-86, Class PG
6.000%	12/25/32	608	662,026
Series 2002-90, Class A2
6.500%	11/25/42	181	199,321
Series 2003-18, Class A1
6.500%	12/25/42	275	307,013
Series 2003-21, Class OU
5.500%	03/25/33	78	82,667
Series 2003-24, Class MZ
5.500%	04/25/33	295	311,474
Series 2003-48, Class GH
5.500%	06/25/33	1,398	1,498,961
Series 2004-36, Class SA, 1 Month LIBOR x (2.750) + 19.525%
13.432%(c)	05/25/34	70	89,286
Series 2004-45, Class ZL
6.000%	10/25/32	229	245,841
Series 2004-60, Class PA
5.500%	04/25/34	4	3,732
Series 2004-68, Class LC
5.000%	09/25/29	231	244,232
Series 2004-101, Class HD
5.000%	01/25/20	0	129
Series 2005-22, Class DA
5.500%	12/25/34	51	52,373
Series 2005-30, Class UG
5.000%	04/25/35	375	398,151
Series 2005-57, Class NK, 1 Month LIBOR x (4) + 22.000%
13.137%(c)	07/25/35	64	69,130
Series 2005-84, Class XM
5.750%	10/25/35	76	80,895
Series 2005-87, Class QZ
5.000%	10/25/35	110	111,985
Series 2005-102, Class PG
5.000%	11/25/35	727	770,702
Series 2005-110, Class GL

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.500%	12/25/35	562	$604,895
Series 2006-2, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor N/A)
8.000%(c)	12/25/35	16	16,720
Series 2006-9, Class KZ
6.000%	03/25/36	330	360,328
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590%
4.374%(c)	04/25/36	278	32,445
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor N/A)
9.000%(c)	04/25/36	42	43,115
Series 2006-48, Class ND
6.250%	03/25/36	47	47,903
Series 2006-60, Class CO, PO
2.241%(s)	06/25/35	1	811
Series 2006-77, Class PC
6.500%	08/25/36	166	180,930
Series 2007-46, Class PA
6.000%	04/25/37	31	32,600
Series 2007-58, Class SV, IO, 1 Month LIBOR x (1) + 6.750%
4.534%(c)	06/25/37	270	28,325
Series 2007-79, Class PE
5.000%	08/25/37	666	673,391
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400%
4.184%(c)	11/25/37	531	65,153
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000%
3.784%(c)	03/25/38	455	45,592
Series 2009-15, Class SA, IO, 1 Month LIBOR x (1) + 6.200%
3.984%(c)	03/25/24	82	2,156
Series 2009-62, Class WA
5.572%(cc)	08/25/39	635	682,308
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250%
4.034%(c)	01/25/40	339	38,933
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250%
4.034%(c)	01/25/40	516	61,336
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,367,762
Series 2010-19, Class MV
5.000%	02/25/21	227	226,794
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420%
4.204%(c)	04/25/40	166	19,242
Series 2010-43, Class CI, IO
4.500%	02/25/25	9	22
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660%
8.228%(c)	03/25/40	116	123,327
Series 2010-64, Class DM
5.000%	06/25/40	156	163,523
Series 2011-22, Class MA
6.500%	04/25/38	170	176,499
Series 2011-39, Class ZA

A908

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.000%	11/25/32	304	$331,319
Series 2011-52, Class GB
5.000%	06/25/41	398	420,836
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,688,062
Series 2012-16, Class GC
2.500%	11/25/41	1,615	1,532,705
Series 2013-4, Class PC
2.000%	06/25/42	984	922,123
Series 2013-4, Class AJ
3.500%	02/25/43	795	789,734
Series 2013-83, Class CA
3.500%	10/25/37	542	543,706
Series 2013-96, Class YA
3.500%	09/25/38	1,135	1,138,094
Series 2016-5, Class KB
2.500%	02/25/46	510	431,422
Series 2016-59, Class CA
3.500%	09/25/43	790	787,447
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
2.716%(c)	09/25/46	944	954,191
Series 2016-95, Class UH
3.500%	02/25/45	1,471	1,469,869
Series 2017-41, Class ME
3.000%	05/25/53	8,067	7,889,880
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000%
6.784%(c)	04/25/23	112	11,396
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.900%	07/25/42	132	141,584
Series 2003-W3, Class 2A5
5.356%	06/25/42	285	301,672
Series 2003-W6, Class 1A41
5.398%	10/25/42	937	992,510
Series 2003-W6, Class 3A
6.500%	09/25/42	228	249,197
Series 2003-W12, Class 2A7
4.680%	06/25/43	285	289,673
Series 2004-W2, Class 2A2
7.000%	02/25/44	178	196,781
Series 2004-W2, Class 5A
7.500%	03/25/44	185	202,971
Series 2004-W8, Class 2A
6.500%	06/25/44	204	222,712
Series 2005-W4, Class 1A1
6.000%	08/25/45	126	135,214
FHLMC Multifamily Structured Pass-Through Certificates,
Series T-58, Class 3A
7.000%	09/25/43	531	603,493
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	173	181,281
Freddie Mac REMICS,
Series 1049, Class S, 1 Month LIBOR x (3.889) + 39.278%
30.884%(c)	02/15/21	2	1,680
Series 1621, Class J

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.400%	11/15/23	47	$48,223
Series 1630, Class PK
6.000%	11/15/23	124	129,323
Series 1675, Class KZ
6.500%	02/15/24	106	117,724
Series 1680, Class PK
6.500%	02/15/24	122	128,103
Series 1695, Class EB
7.000%	03/15/24	155	164,075
Series 1980, Class Z
7.000%	07/15/27	263	287,244
Series 2016-25, Class FL, 1 Month LIBOR + 0.500%
2.716%(c)	05/25/46	1,167	1,178,707
Series 2353, Class KZ
6.500%	09/15/31	289	331,850
Series 2535, Class AW
5.500%	12/15/32	98	105,724
Series 2557, Class HL
5.300%	01/15/33	667	711,602
Series 2595, Class DC
5.000%	04/15/23	302	310,663
Series 2595, Class GC
5.500%	04/15/23	108	111,762
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor N/A)
10.000%(c)	05/15/33	31	36,615
Series 2626, Class JC
5.000%	06/15/23	675	692,712
Series 2643, Class SA, 1 Month LIBOR x (6.500) + 45.500%
31.470%(c)	03/15/32	22	37,271
Series 2764, Class UG
5.000%	03/15/34	1,351	1,423,543
Series 2862, Class GB
5.000%	09/15/24	109	112,497
Series 2885, Class LZ
6.000%	11/15/34	1,419	1,577,940
Series 2893, Class PE
5.000%	11/15/34	343	365,329
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300%
9.983%(c)	02/15/35	65	77,069
Series 2980, Class QA
6.000%	05/15/35	360	392,923
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650%
4.492%(c)	03/15/35	503	37,860
Series 3005, Class ED
5.000%	07/15/25	267	276,815
Series 3017, Class OC, PO
3.338%(s)	08/15/25	77	73,954
Series 3126, Class AO, PO
2.520%(s)	03/15/36	63	55,066
Series 3187, Class Z
5.000%	07/15/36	516	547,403
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250%
4.092%(c)	08/15/36	223	17,354
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200%
5.042%(c)	09/15/26	342	35,422
Series 3237, Class BO, PO
2.672%(s)	11/15/36	354	291,553

A909

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3306, Class TB, 1 Month LIBOR + 2.750%
4.908%(c)	04/15/37	28	$29,144
Series 3306, Class TC, 1 Month LIBOR + 2.210%
4.368%(c)	04/15/37	24	25,262
Series 3383, Class KB
5.500%	11/15/27	1,140	1,196,431
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000%
3.842%(c)	11/15/37	56	4,025
Series 3405, Class PE
5.000%	01/15/38	465	491,995
Series 3443, Class PT
6.500%	03/15/37	688	748,360
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400%
4.242%(c)	11/15/24	183	10,049
Series 3605, Class NC
5.500%	06/15/37	761	819,357
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340%
4.182%(c)	12/15/39	774	88,253
Series 3648, Class CY
4.500%	03/15/30	753	784,136
Series 3662, Class PJ
5.000%	04/15/40	649	686,597
Series 3677, Class PB
4.500%	05/15/40	875	920,408
Series 3688, Class GT
7.350%(cc)	11/15/46	160	179,842
Series 3737, Class PA
2.000%	04/15/40	417	409,393
Series 3739, Class MC
4.000%	11/15/38	1,270	1,293,688
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000%
3.842%(c)	10/15/40	308	41,651
Series 3747, Class HI, IO
4.500%	07/15/37	8	7
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600%
4.442%(c)	07/15/23	337	21,249
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.211% (Cap 5.500%, Floor N/A)
5.500%(c)	05/15/41	249	248,482
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500% (Cap 5.500%, Floor N/A)
5.500%(c)	05/15/41	343	362,484
Series 3855, Class HI, IO
4.000%	02/15/26	190	5,831
Series 3859, Class JB
5.000%	05/15/41	668	701,372
Series 3895, Class BF, 1 Month LIBOR + 0.500%
2.658%(c)	07/15/41	216	219,130
Series 4030, Class IL, IO
3.500%	04/15/27	2,108	198,245
Series 4199, Class FB, 1 Month LIBOR + 0.300%
2.458%(c)	05/15/40	4,656	4,670,635
Series 4279, Class JA
3.000%	02/15/37	363	358,893
Series 4374, Class NC
3.750%	02/15/46	675	679,334
Series 4471, Class JB
3.500%	09/15/43	1,330	1,290,218

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4494, Class KA
3.750%	10/15/42	4,052	$4,095,203
Series 4565, Class DM
3.000%	02/15/42	550	541,502
Series 4566, Class CA
3.000%	01/15/43	404	397,205
Series 4631, Class G
2.500%	07/15/45	722	688,139
Series 4648, Class FA, 1 Month LIBOR + 0.500%
2.658%(c)	01/15/47	9,700	9,810,584
Series 4661, Class AC
4.000%	04/15/43	6,419	6,513,637
Series 4685, Class PA
3.000%	11/15/44	2,735	2,678,052
Series 4735, Class FB, 1 Month LIBOR + 0.350%
2.508%(c)	12/15/47	3,328	3,336,850
Series 4764, Class NK
3.500%	09/15/43	4,545	4,549,002
Series 4800, Class PA
3.500%	07/15/43	1,581	1,582,032
Freddie Mac Strips,
Series 263, Class F5, 1 Month LIBOR + 0.500%
2.658%(c)	06/15/42	198	199,506
Series 279, Class 35
3.500%	09/15/42	781	770,371
Series 304, Class C32, IO
3.000%	12/15/27	1,780	126,420
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2, 1 Month LIBOR + 2.200%
4.416%(c)	02/25/24	807	829,443
Series 2014-DN2, Class M2, 1 Month LIBOR + 1.650%
3.866%(c)	04/25/24	346	350,812
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%
4.816%(c)	12/25/27	226	231,067
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
5.066%(c)	04/25/28	143	147,576
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
5.116%(c)	07/25/28	207	211,902
Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%
4.216%(c)	12/25/28	206	208,794
Series 2016-DNA4, Class M1, 1 Month LIBOR + 0.800%
3.016%(c)	03/25/29	31	31,181
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.466%(c)	11/25/28	197	201,073
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	07/25/29	409	412,889
Series 2017-DNA2, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	10/25/29	535	540,875
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	03/25/30	467	469,063
Series 2017-DNA3, Class M2, 1 Month LIBOR + 2.500%
4.716%(c)	03/25/30	3,000	3,139,163
Series 2017-HQA1, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	08/25/29	207	208,778
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
3.016%(c)	12/25/29	608	609,753

A910

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	6	$6,078
Series 2005-AR2, Class 2A
4.119%(cc)	05/25/35	938	926,921
Government National Mortgage Assoc.,
Series 2018-66, Class WA
5.533%(cc)	04/20/48	2,358	2,547,189
Series 2002-41, Class HS, IO, 1 Month LIBOR x (1) + 7.000%
4.842%(c)	06/16/32	459	55,166
Series 2002-84, Class PH
6.000%	11/16/32	635	699,358
Series 2003-25, Class PZ
5.500%	04/20/33	414	443,663
Series 2003-58, Class PC
5.000%	07/20/33	1,140	1,219,822
Series 2003-86, Class ZC
4.500%	10/20/33	303	314,852
Series 2004-19, Class KE
5.000%	03/16/34	1,141	1,223,450
Series 2004-30, Class UC
5.500%	02/20/34	40	39,953
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100%
3.935%(c)	09/20/34	556	45,505
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100%
3.942%(c)	06/17/34	543	28,546
Series 2005-30, Class WD
6.000%	07/20/33	158	163,100
Series 2006-23, Class S, IO, 1 Month LIBOR x (1) + 6.500%
4.335%(c)	01/20/36	195	3,544
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500%
4.335%(c)	06/20/36	368	47,686
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650%
4.485%(c)	04/20/37	478	51,312
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510%
4.345%(c)	05/20/37	1,079	127,830
Series 2007-35, Class TE
6.000%	06/20/37	922	991,012
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490%
4.325%(c)	10/20/37	651	68,613
Series 2007-59, Class SP, IO, 1 Month LIBOR x (1) + 6.670%
4.505%(c)	04/20/37	277	13,023
Series 2008-36, Class AY
5.000%	04/16/23	68	68,934
Series 2008-47, Class ML
5.250%	06/16/38	760	833,500
Series 2008-62, Class SA, IO, 1 Month LIBOR x (1) + 6.150%
3.985%(c)	07/20/38	300	38,468

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740%
4.575%(c)	08/20/38	539	$62,003
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550%
5.385%(c)	09/20/38	268	35,634
Series 2009-6, Class CI, IO
6.500%	11/16/38	33	1,215
Series 2009-16, Class SJ, IO, 1 Month LIBOR x (1) + 6.800%
4.635%(c)	05/20/37	668	77,925
Series 2009-36, Class IE, IO, 1 Month LIBOR x (3.333) + 20.667% (Cap 1.000%, Floor N/A)
1.000%(c)	09/20/38	1,356	38,434
Series 2009-65, Class LB
6.000%	07/16/39	80	87,451
Series 2009-77, Class CS, IO, 1 Month LIBOR x (1) + 7.000%
4.842%(c)	06/16/38	472	31,511
Series 2009-81, Class A
5.750%	09/20/36	160	171,655
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000%
3.835%(c)	02/20/38	551	59,527
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750%
4.585%(c)	06/20/37	406	31,091
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450%
0.450%(c)	09/20/38	2,205	29,765
Series 2010-4, Class SB, IO, 1 Month LIBOR x (1) + 6.500%
4.342%(c)	08/16/39	223	6,102
Series 2010-14, Class AO, PO
2.951%(s)	12/20/32	30	29,113
Series 2010-14, Class QP
6.000%	12/20/39	1	1,334
Series 2010-31, Class SK, IO, 1 Month LIBOR x (1) + 6.100%
3.935%(c)	11/20/34	348	37,147
Series 2010-85, Class ID, IO
6.000%	09/20/39	329	66,878
Series 2010-129, Class AW
6.037%(cc)	04/20/37	905	970,149
Series 2010-157, Class OP, PO
3.439%(s)	12/20/40	446	358,780
Series 2011-75, Class GP
4.000%	05/20/41	1,848	1,852,238
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
2.420%(c)	12/20/62	989	987,713
Series 2013-H04, Class BA
1.650%	02/20/63	1,011	994,284
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
2.480%(c)	02/20/62	137	137,077
Series 2017-162, Class PL
3.000%	10/20/47	980	869,070
Series 2017-H23, Class FA, 1 Month LIBOR + 0.480%
2.560%(c)	10/20/67	2,362	2,372,257

A911

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 1 Month LIBOR + 0.170%, 144A
2.235%(c)	04/26/37	83	$81,421
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
4.688%(cc)	09/25/34	69	71,071
Series 2004-6F, Class 2A4
5.500%	05/25/34	114	116,863
Series 2005-7F, Class 3A2, 1 Month LIBOR + 0.500%
2.716%(c)	09/25/35	632	615,662
Series 2005-AR7, Class 6A1
4.176%(cc)	11/25/35	2,042	2,068,671
Series 2006-2F, Class 2A1
5.750%	02/25/36	23	21,858
Series 2006-3F, Class 2A7
5.750%	03/25/36	81	81,922
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
3.585%(cc)	12/19/34	30	26,948
Series 2006-9, Class 2A1A, 1 Month LIBOR + 0.210%
2.378%(c)	11/19/36	87	80,052
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 1 Month LIBOR + 0.270%
2.486%(c)	10/25/35	167	166,097
Homeward Opportunities Fund I Trust,
Series 2018-1, Class A1, 144A
3.766%(cc)	06/25/48	1,426	1,425,544
Series 2018-1, Class A2, 144A
3.897%(cc)	06/25/48	139	138,750
Impac CMB Trust,
Series 2005-1, Class 2A1, 1 Month LIBOR + 0.510%
2.726%(c)	04/25/35	199	195,338
JP Morgan Alternative Loan Trust,
Series 2007-A2, Class 12A3, 1 Month LIBOR + 0.190%
2.406%(c)	06/25/37	448	446,572
JP Morgan Seasoned Mortgage Trust,
Series 2014-1, Class A2, 1 Month LIBOR + 0.500%, 144A
2.716%(c)	05/25/33	185	185,900
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	95	94,865
Series 2005-S2, Class 4A3
5.500%	09/25/20	41	38,611
Series 2006-A2, Class 5A1
3.977%(cc)	11/25/33	33	33,932
Series 2006-A2, Class 5A3
3.977%(cc)	11/25/33	125	127,702
Series 2007-A1, Class 5A5
3.919%(cc)	07/25/35	80	83,169
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	9	8,642
LSTAR Securities Investment Ltd.,
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A
4.006%(c)	09/01/22	60	60,713
Series 2018-1, Class A, 1 Month LIBOR + 1.550%, 144A
3.806%(c)	02/01/23	2,082	2,087,942

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.645%(cc)	08/25/34	80	$80,530
Series 2004-13, Class 3A7
4.416%(cc)	11/21/34	117	119,941
Series 2004-15, Class 4A1
3.545%(cc)	12/25/34	528	518,685
MASTR Alternative Loan Trust,
Series 2003-5, Class 30B1
5.901%(cc)	08/25/33	1,134	1,107,239
Series 2003-8, Class 5A1
5.000%	11/25/18	0	436
Series 2003-9, Class 5A1
4.500%	12/25/18	0	214
Series 2004-1, Class 4A1
5.500%	02/25/34	80	81,604
Series 2004-3, Class 2A1
6.250%	04/25/34	176	182,947
Series 2005-5, Class 3A1
5.750%	08/25/35	66	54,947
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	250	253,397
Series 2004-6, Class 3A1
5.250%	07/25/19	6	6,379
Series 2004-6, Class 4A1
5.000%	07/25/19	8	8,183
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	38	37,749
Series 2006-3, Class 30PO, PO
1.980%(s)	10/25/36	97	82,413
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
2.856%(c)	10/25/28	341	338,048
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
2.716%(c)	05/25/29	308	301,397
Series 2004-HB1, Class A3
3.887%(cc)	04/25/29	91	89,637
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB1, Class A3
3.647%(cc)	03/25/33	222	219,093
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
4.338%(cc)	09/25/34	129	132,253
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 1 Month LIBOR + 0.140%, 144A
2.592%(c)	12/26/36	55	53,229
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	36	36,186
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	20	20,059
Series 2004-CL1, Class 1A1
6.000%	02/25/34	147	154,741

A912

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	35	$35,400
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 1 Month LIBOR + 0.130%, 144A
2.195%(c)	09/26/36	5	5,041
Residential Accredit Loans, Inc. Trust,
Series 2003-QS16, Class A1
5.000%	08/25/18	3	2,810
Series 2003-QS20, Class A1
5.000%	11/25/18	12	12,279
Series 2004-QS3, Class CB
5.000%	03/25/19	12	12,032
Series 2006-QS4, Class A9
6.000%	04/25/36	1,260	1,167,704
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
3.885%(cc)	12/25/34	160	162,657
Series 2006-R1, Class A2, 1 Month LIBOR + 0.400%
2.616%(c)	01/25/46	315	157,605
Residential Funding Mortgage Securities Trust,
Series 2006-S9, Class A1
6.250%	09/25/36	64	62,181
Series 2006-S12, Class 2A2
6.000%	12/25/36	74	71,350
Sequoia Mortgage Trust,
Series 2004-8, Class A2, 6 Month LIBOR + 0.740%
3.254%(c)	09/20/34	221	219,771
Starwood Mortgage Residential Trust,
Series 2018-IMC1, Class A2, 144A
3.895%(cc)	03/25/48	140	140,378
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
2.586%(c)	07/25/34	688	689,327
Structured Asset Mortgage Investments Trust,
Series 2004-AR1, Class 1A1, 1 Month LIBOR + 0.700%
2.868%(c)	03/19/34	599	591,181
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
4.425%(cc)	06/25/33	38	38,699
Series 2003-26A, Class 3A5
4.347%(cc)	09/25/33	211	212,814
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A, 1 Month LIBOR + 0.740%
2.956%(c)	09/25/44	276	271,550
Series 2007-4, Class 3A1
4.149%(cc)	09/25/37	6	6,069
Toorak Mortgage Corp. Ltd.,
Series 2018-1, Class A1, 144A
4.336%	08/25/21	100	100,446
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	159	172,750
Verus Securitization Trust,
Series 2018-2, Class A1, 144A
3.677%(cc)	06/01/58	722	721,478
Series 2018-2, Class A2, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.779%(cc)	06/01/58	98	$98,121
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2, 1 Month LIBOR + 0.840%
3.056%(c)	07/25/45	2,212	2,210,444
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR4, Class A7
3.979%(cc)	05/25/33	237	240,049
Series 2003-S1, Class A5
5.500%	04/25/33	154	157,069
Series 2004-S3, Class 3A2
6.000%	07/25/34	192	199,184
Series 2005-7, Class 1A2, 1 Month LIBOR + 0.450%
2.666%(c)	09/25/35	20	16,675
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
3.782%(cc)	02/25/34	34	33,990
Series 2004-EE, Class 2A2
4.371%(cc)	12/25/34	129	132,949
Series 2004-O, Class A1
4.632%(cc)	08/25/34	81	83,046
Series 2005-16, Class A8
5.750%	12/25/35	10	10,212
Series 2005-AR9, Class 3A1
4.233%(cc)	06/25/34	110	113,766
Series 2006-11, Class A8
6.000%	09/25/36	34	32,245
Series 2006-17, Class A1
5.500%	11/25/21	10	10,197
Series 2007-3, Class 3A1
5.500%	04/25/22	2	2,376
Series 2007-11, Class A85
6.000%	08/25/37	87	83,139
Series 2007-11, Class A96
6.000%	08/25/37	10	10,333

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $198,186,528)			197,091,600

SOVEREIGN BONDS — 0.0%
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.575%
2.896%(c)	06/01/21	250	250,493
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	645	614,363
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	302	288,561
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26	120	139,637

TOTAL SOVEREIGN BONDS (cost $1,327,065)			1,293,054

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Fannie Mae Principal Strip, MTN
3.410%(s)	05/15/30	1,750	1,157,407

A913

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.
2.500%	07/01/32	2,965	$2,860,044
2.500%	01/01/33	2,999	2,893,017
3.000%	11/01/32	845	832,716
3.000%	11/01/42	1,520	1,466,456
3.000%	12/01/42	1,708	1,650,417
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.135%
3.910%(c)	10/01/36	63	65,961
Federal Home Loan Mortgage Corp.
4.000%	02/01/26	409	419,048
4.000%	01/01/32	474	486,394
4.000%	10/01/42	916	933,927
4.000%	09/01/47	2,386	2,410,871
4.500%	11/01/45	1,611	1,664,913
4.500%	08/01/46	2,030	2,097,368
4.500%	04/01/47	1,233	1,275,049
4.500%	05/01/47	1,826	1,892,354
4.500%	05/01/47	620	640,949
4.500%	07/01/47	1,473	1,557,440
5.000%	11/01/23	50	49,840
5.500%	12/01/24	189	194,013
5.500%	01/01/33	105	113,506
5.500%	06/01/35	261	282,721
6.000%	12/01/23	80	86,748
6.000%	11/01/24	256	278,258
6.000%	02/01/28	160	173,646
6.000%	09/01/35	138	152,908
6.000%	12/01/36	76	84,294
6.500%	10/01/22	75	78,893
6.500%	05/01/25	75	78,009
6.500%	08/01/27	184	203,032
6.500%	01/01/29	94	99,027
6.500%	05/01/36	48	53,473
6.500%	09/01/36	27	30,069
6.500%	05/01/37	108	117,719
7.000%	09/01/36	56	57,026
7.000%	11/01/37	264	301,464
8.000%	02/01/38	95	100,899
Federal National Mortgage Assoc.
1.830%(s)	10/09/19	2,200	2,139,365
2.330%	01/01/23	1,821	1,759,516
2.340%	12/01/22	2,118	2,043,741
2.350%	05/01/23	1,333	1,285,939
2.370%	12/01/22	1,486	1,438,329
2.480%	02/01/25	1,995	1,898,918
2.520%	05/01/23	2,000	1,937,348
2.570%	03/01/23	1,849	1,801,623
2.619%	12/01/22	1,044	1,016,880
2.750%	03/01/22	1,179	1,159,084
2.820%	12/01/24	2,053	1,993,591
2.870%	02/01/32	480	436,673
2.960%	04/01/22	1,766	1,749,943
2.990%	07/01/29	2,880	2,712,329
3.025%	08/01/29	1,252	1,212,227
3.030%	12/01/21	1,599	1,588,496
3.060%	08/01/32	860	794,266

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.080%	12/01/29	910	$861,291
3.190%	02/01/30	310	295,170
3.240%	01/01/33	710	668,490
3.340%	11/01/30	695	669,239
3.416%	10/01/20	685	688,126
3.440%	11/01/23	2,270	2,275,374
3.500%	02/01/26	2,781	2,796,424
3.500%	07/01/32	984	984,274
3.500%	07/01/32	395	395,229
3.500%	10/01/32	1,152	1,151,841
3.500%	11/01/32	893	892,771
3.500%	03/01/33	1,074	1,074,333
3.500%	03/01/38	1,320	1,316,844
3.500%	09/01/42	1,067	1,052,619
3.500%	10/01/42	1,037	1,023,625
3.500%	01/01/43	1,305	1,287,468
3.500%	03/01/43	1,099	1,084,848
3.500%	05/01/43	1,152	1,136,418
3.500%	06/01/43	1,381	1,369,239
3.500%	06/01/43	1,218	1,201,745
3.500%	07/01/43	2,737	2,714,736
3.500%	07/01/43	1,239	1,222,362
3.500%	01/01/44	1,863	1,838,909
3.550%	04/01/30	340	336,172
3.590%	10/01/20	1,285	1,295,472
3.690%	11/01/23	1,345	1,361,744
3.885%	08/01/25	1,823	1,861,945
4.000%	06/01/42	1,912	1,939,034
4.000%	07/01/42	1,130	1,145,407
4.000%	06/01/43	2,768	2,827,470
4.000%	06/01/43	1,521	1,542,108
4.000%	07/01/43	1,366	1,384,970
4.000%	01/01/45	1,943	1,966,392
4.000%	06/01/47	3,325	3,369,702
4.500%	04/01/44	1,579	1,640,231
4.500%	04/01/44	1,287	1,336,969
4.500%	05/01/48	1,330	1,381,908
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.375%
4.589%(c)	09/01/37	59	61,867
Federal National Mortgage Assoc.
5.000%	12/01/19	41	41,832
5.000%	05/01/23	154	161,874
5.000%	06/01/23	217	225,006
5.000%	07/01/25	223	230,968
5.000%	02/01/35	295	311,342
5.000%	10/01/39	589	626,673
5.000%	01/01/40	2,722	2,908,238
5.000%	01/01/44	2,054	2,166,707
5.500%	01/01/19	1	1,077
5.500%	06/01/20	2	2,123
5.500%	09/01/23	48	49,384
5.500%	01/01/38	201	217,163
5.500%	02/01/42	1,101	1,187,452
6.000%	09/01/19	2	1,673
6.000%	08/01/21	70	71,254
6.000%	09/01/22	16	16,050
6.000%	01/01/24	189	196,199

A914

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	07/01/24	48	$50,419
6.000%	04/01/28	87	94,260
6.000%	05/01/28	57	61,730
6.000%	12/01/32	367	404,119
6.000%	03/01/34	427	469,856
6.000%	04/01/34	71	74,608
6.000%	04/01/35	111	121,723
6.000%	01/01/36	39	42,391
6.000%	10/01/36	30	33,106
6.000%	08/01/37	121	133,456
6.000%	08/01/37	57	61,420
6.500%	09/01/22	51	53,157
6.500%	12/01/23	77	80,804
6.500%	09/01/28	85	93,204
6.500%	07/01/36	21	23,472
6.500%	05/01/37	21	22,946
6.500%	07/01/37	50	54,438
6.500%	10/01/38	92	102,714
6.500%	10/01/38	64	71,132
8.000%	12/01/36	640	730,911
Government National Mortgage Assoc.
5.000%	07/20/48	3,831	4,011,827
6.000%	08/15/36	1,712	1,870,951
6.000%	09/20/36	81	87,033
6.000%	05/20/38	6	6,609
6.000%	09/20/38	107	116,515
6.000%	03/20/41	62	66,705
6.500%	10/15/23	65	67,508
6.500%	01/15/33	148	167,014
6.500%	01/20/39	59	64,094
6.500%	10/20/39	216	235,575
6.500%	10/20/39	183	201,048
6.500%	12/20/40	523	579,504
7.000%	10/20/38	222	251,240
7.000%	12/20/38	94	109,345
7.500%	01/20/35	193	211,852
8.000%	05/20/32	498	552,048
Residual Funding Corp. Principal Strip
1.227%(s)	01/15/21	995	931,447
2.745%(s)	01/15/30	1,000	676,660
Resolution Funding Corp. Interest Strip
2.690%(s)	10/15/27	235	174,000
2.830%(s)	01/15/26	270	213,325
Tennessee Valley Authority
4.875%	01/15/48	885	1,050,351
5.880%	04/01/36	3,560	4,569,783
Tennessee Valley Authority Principal Strip
3.840%(s)	06/15/35	1,260	660,252

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $136,566,509)			133,330,477

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds
2.875%	05/15/43	2,300	2,174,398
2.875%	08/15/45	1,200	1,129,969
3.125%	02/15/43	1,600	1,580,625
3.125%	05/15/48	64	63,148
3.625%	08/15/43	11,150	11,964,908

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
3.625%	02/15/44	4,930	$5,295,898
3.750%	11/15/43	4,960	5,431,006
4.500%	02/15/36	1,395	1,655,146
7.250%	08/15/22	7,000	8,103,047
U.S. Treasury Notes
0.750%	08/15/19	1,000	984,023
1.125%	01/31/19(k)	18,750	18,675,974
1.375%	01/31/21	580	560,674
1.500%	02/28/19	3,000	2,989,219
1.875%	08/31/24	580	545,313
2.000%	05/31/21	8,000	7,821,250
2.000%	10/31/22	780	752,091
2.000%	06/30/24	1,096	1,039,402
2.000%	02/15/25	2,700	2,542,852
2.250%	04/30/21	5,000	4,923,242
2.250%	10/31/24	5,000	4,794,531
2.250%	11/15/25	600	570,305
2.500%	05/31/20	194	193,075
2.500%	05/15/24	400	390,109
2.625%	05/15/21	607	602,884
2.750%	05/31/23	2,172	2,154,098
2.875%	05/31/25	1,035	1,026,429
2.875%	05/15/28	1,230	1,211,158
U.S. Treasury Strips Coupon
1.928%(s)	08/15/24	1,000	838,183
2.036%(s)	05/15/20	824	788,092
2.248%(s)	05/15/28	2,085	1,542,211
2.310%(s)	08/15/32	600	386,073
2.477%(s)	11/15/33	6,600	4,066,851
2.494%(s)	11/15/28	500	364,031
2.530%(s)	11/15/32	11,200	7,135,344
2.595%(s)	11/15/26	600	467,260
2.663%(s)	02/15/22	2,825	2,558,895
2.671%(s)	08/15/20	6,935	6,577,764
2.699%(s)	02/15/27	7,000	5,404,508
2.899%(s)	08/15/31	3,000	1,993,539
3.210%(s)	05/15/21	1,200	1,112,413
3.382%(s)	05/15/31	3,335	2,235,769
4.165%(s)	02/15/30	4,000	2,794,624
4.721%(s)	11/15/27	1,350	1,016,554
U.S. Treasury Strips Principal
1.663%(s)	02/15/20	725	698,509
2.925%(s)	11/15/41	4,200	2,019,152

TOTAL U.S. TREASURY OBLIGATIONS (cost $134,321,995)			131,174,546

TOTAL LONG-TERM INVESTMENTS (cost $2,048,165,854)			2,133,272,586

		Shares
SHORT-TERM INVESTMENTS — 16.4%

AFFILIATED MUTUAL FUNDS — 16.4%
PGIM Core Ultra Short Bond Fund(w)		296,640,764	296,640,764

A915

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $98,375,332; includes $98,217,031 of cash collateral for securities on loan)(b)(w)	98,364,636	$98,374,473

TOTAL AFFILIATED MUTUAL FUNDS (cost $395,016,096)		395,015,237

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.0%
U.S. Treasury Bills(k)
2.069%	11/15/18	355	354,076
2.076%	11/15/18	325	324,155

TOTAL U.S. TREASURY OBLIGATIONS (cost $678,250)			678,231

TOTAL SHORT-TERM INVESTMENTS (cost $395,694,346)			395,693,468

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 104.8% (cost $2,443,860,200)			2,528,966,054

		Shares
SECURITIES SOLD SHORT — (1.0)%

COMMON STOCKS
Beverages — (0.1)%
Molson Coors Brewing Co. (Class B Stock)		37,819	(2,325,868)

Building Products — 0.0%
Masco Corp.		25,437	(930,994)

Chemicals — (0.1)%
Albemarle Corp.		10,978	(1,095,385)

Containers & Packaging — 0.0%
International Paper Co.		16,169	(794,706)

Electric Utilities — (0.1)%
Southern Co. (The)		44,609	(1,944,952)

Health Care Equipment & Supplies — 0.0%
DENTSPLY SIRONA, Inc.		17,388	(656,223)

Hotels, Restaurants & Leisure — (0.2)%
McDonald’s Corp.		20,727	(3,467,420)
MGM Resorts International		58,292	(1,626,930)

			(5,094,350)

Household Durables — 0.0%
Whirlpool Corp.		6,544	(777,100)

Household Products — (0.2)%
Colgate-Palmolive Co.		37,400	(2,503,931)
Kimberly-Clark Corp.		14,310	(1,626,188)

			(4,130,119)

Industrial Conglomerates — 0.0%
General Electric Co.		17,610	(198,817)

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products — (0.1)%
Polaris Industries, Inc.	13,046	$(1,316,994)

Machinery — 0.0%
Illinois Tool Works, Inc.	3,098	(437,190)

Multi-Utilities — (0.1)%
Consolidated Edison, Inc.	10,913	(831,461)
Dominion Energy, Inc.	15,000	(1,054,200)

		(1,885,661)

Semiconductors & Semiconductor Equipment — (0.1)%
Applied Materials, Inc.	5,074	(196,110)
Lam Research Corp.	5,225	(792,632)

		(988,742)

Technology Hardware, Storage & Peripherals — 0.0%
Seagate Technology PLC	10,120	(479,183)

TOTAL SECURITIES SOLD SHORT (proceeds received $23,051,362)		(23,056,284)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 103.8% (cost $2,420,808,838)		2,505,909,770
Liabilities in excess of other assets(z) — (3.8)%		(92,093,392)

NET ASSETS — 100.0%		$2,413,816,378

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,641,543 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,905,314; cash collateral of $98,217,031 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2018.
(r)	Principal amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.

A916

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at September 30, 2018

Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
St. George’s University Scholastic Services LCC, Delayed Draw Term Loan, 3.500%, Exp. Date 7/17/2025 (cost 17,936)	18	$17,930	$—	$(6)
St. George’s University Scholastic Services LCC, Delayed Draw Term Loan, 3.500%, Exp. Date 7/17/2025 (cost 71,743)	71	71,720	—	(23)

		$89,650	$—	$(29)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro Dollar	Mar. 2019	$242,900	$(137)
57	3 Year Australian Treasury Bonds	Dec. 2018	12,447,450	6,380
48	5 Year U.S. Treasury Notes	Dec. 2018	5,398,875	(42,211)
375	10 Year Australian Treasury Bonds	Dec. 2018	272,455,831	(276,348)
4	10 Year Euro-Bund	Dec. 2018	737,452	(7,732)
613	10 Year U.S. Treasury Notes	Dec. 2018	72,812,906	(369,266)
21	10 Year U.S. Ultra Treasury Notes	Dec. 2018	2,646,000	(875)
725	20 Year U.S. Treasury Bonds	Dec. 2018	101,862,500	(3,251,172)
693	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	106,916,906	(3,679,570)
35	Euro STOXX 50 Index	Dec. 2018	1,376,366	17,857
9	FTSE 100 Index	Dec. 2018	878,216	24,882
105	Russell 2000 E-Mini Index	Dec. 2018	8,929,200	(147,000)
741	S&P 500 E-Mini Index	Dec. 2018	108,148,950	283,620
135	S&P Mid Cap 400 E-Mini Index	Dec. 2018	27,340,200	(388,225)
7	TOPIX Index	Dec. 2018	1,119,741	52,948

				(7,776,849)

Short Positions:
2	90 Day Euro Dollar	Dec. 2018	486,700	(75)
1	90 Day Euro Dollar	Dec. 2019	242,150	2,262
2	90 Day Euro Dollar	Jun. 2020	484,150	950
108	2 Year U.S. Treasury Notes	Dec. 2018	22,759,313	953
220	5 Year Euro-Bobl	Dec. 2018	33,384,807	146,431
3	5 Year U.S. Treasury Notes	Dec. 2018	337,430	3,187
262	10 Year Euro-Bund	Dec. 2018	48,303,103	146,931
57	10 Year U.S. Treasury Notes	Dec. 2018	6,770,531	98,860
1,169	Euro Schatz. DUA Index	Dec. 2018	151,708,455	177,257
683	Euro STOXX 50 Index	Dec. 2018	26,858,793	(458,312)
4	Euro-BTP Italian Government Bond	Dec. 2018	575,137	836
184	Mini MSCI EAFE Index	Dec. 2018	18,174,600	(310,500)
357	Mini MSCI Emerging Markets Index	Dec. 2018	18,737,145	(497,360)
3,452	MSCI Europe Index	Dec. 2018	87,473,325	(1,302,581)

				(1,991,161)

				$(9,768,010)

A917

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/02/18	Australia and New Zealand Banking Group	GBP	138	$179,084	$179,236	$152	$—
Expiring 10/10/18	National Australia Bank Ltd.	GBP	22,023	28,861,659	28,720,095	—	(141,564)
Expiring 11/02/18	Citigroup Global Markets	GBP	525	689,303	684,765	—	(4,538)
Euro,
Expiring 10/02/18	Royal Bank of Scotland Group PLC	EUR	202	233,729	234,187	458	—
Expiring 10/10/18	National Australia Bank Ltd.	EUR	4,249	5,003,861	4,938,407	—	(65,454)
Expiring 10/10/18	National Australia Bank Ltd.	EUR	1,532	1,795,432	1,780,491	—	(14,941)
Expiring 10/10/18	NatWest Markets PLC	EUR	658	776,029	764,200	—	(11,829)
Expiring 11/02/18	National Australia Bank Ltd.	EUR	1,509	1,766,725	1,757,164	—	(9,561)
Expiring 12/20/18	National Australia Bank Ltd.	EUR	233	268,332	272,497	4,165	—
Expiring 12/20/18	UBS AG	EUR	349	401,664	408,161	6,497	—
Hong Kong Dollar,
Expiring 10/02/18	Citigroup Global Markets	HKD	3,226	411,235	412,053	818	—
Japanese Yen,
Expiring 10/02/18	Citigroup Global Markets	JPY	72,593	648,221	639,097	—	(9,124)
Expiring 11/02/18	National Australia Bank Ltd.	JPY	365,603	3,240,996	3,226,175	—	(14,821)
Expiring 11/08/18	Royal Bank of Canada	JPY	38,000	345,815	335,473	—	(10,342)
Expiring 11/08/18	State Street Bank	JPY	76,000	685,921	670,946	—	(14,975)
Expiring 12/20/18	State Street Bank	JPY	37,050	338,727	328,405	—	(10,322)
Expiring 12/20/18	State Street Bank	JPY	37,050	341,125	328,405	—	(12,720)
Expiring 12/20/18	State Street Bank	JPY	25,419	228,358	225,310	—	(3,048)
Swedish Krona,
Expiring 10/10/18	Citigroup Global Markets	SEK	5,577	635,338	628,192	—	(7,146)
Expiring 10/10/18	National Australia Bank Ltd.	SEK	4,810	545,051	541,704	—	(3,347)
Swiss Franc,
Expiring 10/10/18	Australia and New Zealand Banking Group	CHF	1,032	1,065,711	1,053,065	—	(12,646)
Expiring 10/10/18	National Australia Bank Ltd.	CHF	1,180	1,223,466	1,203,685	—	(19,781)

				$49,685,782	$49,331,713	12,090	(366,159)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/02/18	Royal Bank of Scotland Group PLC	GBP	3,970	$5,122,566	$5,175,669	$—	$(53,103)
Expiring 10/10/18	Australia and New Zealand Banking Group	GBP	895	1,167,078	1,166,596	482	—
Expiring 11/02/18	Citigroup Global Markets	GBP	3,833	5,037,625	5,003,473	34,152	—
Danish Krone,
Expiring 10/10/18	Royal Bank of Scotland Group PLC	DKK	1,784	280,151	278,078	2,073	—
Euro,
Expiring 10/02/18	Australia and New Zealand Banking Group	EUR	534	620,755	620,315	440	—
Expiring 10/02/18	Australia and New Zealand Banking Group	EUR	532	616,871	617,876	—	(1,005)
Expiring 10/02/18	Toronto Dominion	EUR	13,129	15,250,353	15,248,748	1,605	—

A918

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/10/18	Australia and New Zealand Banking Group	EUR	3,443	$4,004,111	$4,001,365	$2,746	$—
Expiring 10/10/18	Australia and New Zealand Banking Group	EUR	539	625,208	626,089	—	(881)
Expiring 10/10/18	National Australia Bank Ltd.	EUR	92,380	108,259,607	107,361,634	897,973	—
Expiring 10/10/18	National Australia Bank Ltd.	EUR	647	755,967	752,144	3,823	—
Expiring 11/02/18	National Australia Bank Ltd.	EUR	13,994	16,425,132	16,293,393	131,739	—
Expiring 12/20/18	State Street Bank	EUR	291	343,453	340,329	3,124	—
Expiring 12/20/18	State Street Bank	EUR	229	269,625	267,821	1,804	—
Expiring 12/20/18	Toronto Dominion	EUR	291	341,285	340,329	956	—
Hong Kong Dollar,
Expiring 10/02/18	Citigroup Global Markets	HKD	16,310	2,079,488	2,083,614	—	(4,126)
Expiring 11/02/18	Citigroup Global Markets	HKD	13,085	1,675,036	1,672,343	2,693	—
Japanese Yen,
Expiring 10/02/18	Citigroup Global Markets	JPY	1,088,277	9,846,303	9,581,069	265,234	—
Expiring 11/02/18	National Australia Bank Ltd.	JPY	1,015,684	9,028,771	8,962,672	66,099	—
Expiring 12/20/18	National Australia Bank Ltd.	JPY	29,640	270,275	262,724	7,551	—
Expiring 12/20/18	State Street Bank	JPY	44,460	405,205	394,086	11,119	—
Norwegian Krone,
Expiring 10/10/18	National Australia Bank Ltd.	NOK	4,756	578,364	584,695	—	(6,331)
Singapore Dollar,
Expiring 10/02/18	Australia and New Zealand Banking Group	SGD	1,975	1,442,268	1,444,574	—	(2,306)
Expiring 11/02/18	Toronto Dominion	SGD	1,975	1,447,534	1,445,591	1,943	—
Swedish Krona,
Expiring 10/02/18	Citigroup Global Markets	SEK	4,225	466,597	475,547	—	(8,950)
Expiring 10/10/18	Citigroup Global Markets	SEK	33,933	3,769,243	3,821,971	—	(52,728)
Expiring 11/02/18	Citigroup Global Markets	SEK	4,225	479,723	476,784	2,939	—
Swiss Franc,
Expiring 10/02/18	Citigroup Global Markets	CHF	1,107	1,130,086	1,128,667	1,419	—
Expiring 10/10/18	Citigroup Global Markets	CHF	229	236,152	233,955	2,197	—
Expiring 10/10/18	National Australia Bank Ltd.	CHF	1,406	1,461,842	1,434,395	27,447	—
Expiring 11/02/18	Citigroup Global Markets	CHF	1,107	1,145,416	1,131,893	13,523	—

				$194,582,090	$193,228,439	1,483,081	(129,430)

						$1,495,171	$(495,589)

Cross currency exchange contracts outstanding at September 30, 2018:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
10/10/18	Buy	EUR	756	CHF	859	$1,467	$—	National Australia Bank Ltd.
10/10/18	Buy	EUR	1,612	GBP	1,447	—	(13,617)	National Australia Bank Ltd.
10/10/18	Buy	EUR	1,751	GBP	1,562	—	(2,179)	National Australia Bank Ltd.
10/10/18	Buy	EUR	1,230	CHF	1,392	9,217	—	Royal Bank of Scotland Group PLC

						$10,684	$(15,796)

A919

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	12/20/23	1,700			1.000%(Q)	$(34,244)	$(35,759)	$(1,515)
People’s Republic of China	12/20/23	10			1.000%(Q)	(194)	(210)	(16)
Republic of Turkey	12/20/23	220			1.000%(Q)	30,189	26,109	(4,080)
United Mexican States	12/20/23	1,990			1.000%(Q)	15,418	11,503	(3,915)

						$11,169	$1,643	$(9,526)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.EM.30.V1	12/20/23	1.000%	(Q)		1,740	$84,214	$73,672	$(10,542)
CDX.NA.IG.25.V1	12/20/20	1.000%	(Q)		3,760	(74,181)	(62,667)	11,514
CDX.NA.IG.30.V1	06/20/23	1.000%	(Q)		2,740	(48,585)	(55,431)	(6,846)
iTraxx Europe X30.V1	12/20/23	1.000%	(Q)	EUR	2,540	(46,898)	(48,918)	(2,020)

						$(85,450)	$(93,344)	$(7,894)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):

ABX.6.V2	05/25/46	0.110%(Q)	190	$13,775	$—	$13,775	Barclays Capital Group

ABX.6.V2	05/25/46	0.110%(Q)	170	12,325	—	12,325	Credit Suisse First Boston Corp.

ABX.6.V2	05/25/46	0.110%(Q)	150	10,875	—	10,875	Bank of America

ABX.6.V2	05/25/46	0.110%(Q)	90	6,525	—	6,525	Credit Suisse First Boston Corp.

ABX.6.V2	05/25/46	0.110%(Q)	70	5,075	—	5,075	Bank of America

CDX.IOS.10.V1	01/21/41	5.000%(S)	580	(272)	—	(272)	Citigroup Global Markets

CDX.IOS.10.V1	01/21/41	5.000%(S)	580	(272)	—	(272)	Citigroup Global Markets

CDX.IOS.11.V1	01/12/42	4.000%(M)	490	(230)	—	(230)	Bank of America

CDX.IOS.11.V1	01/12/42	4.000%(M)	450	211	—	211	Bank of America

CDX.IOS.11.V1	01/12/42	4.000%(S)	440	206	—	206	Citigroup Global Markets

CDX.IOS.11.V1	12/12/42	4.000%(M)	440	206	—	206	Citigroup Global Markets

CMBX.NA.AA.3.V1	12/13/49	0.270%(M)	250	144,213	—	144,213	Barclays Capital Group

CMBX.NA.AA.3.V1	12/13/49	0.270%(M)	120	69,221	—	69,221	Morgan Stanley

CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	1,110	—	1,110	Barclays Capital Group

CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	1,110	—	1,110	Citigroup Global Markets

CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	1,110	—	1,110	Goldman Sachs & Co.

CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	1,110	—	1,110	Goldman Sachs & Co.

CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	1,110	—	1,110	Morgan Stanley

A920

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CMBX.NA.BBB.4.V1	02/17/51	5.000%(M)	350	$305,922	$—	$305,922	Citigroup Global Markets

				$573,330	$—	$573,330

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):

CMBX.NA.AA.3.V1	12/13/49	0.620%(M)	250	*	$(172,301)	$—	$(172,301)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%(M)	120	*	(82,705)	—	(82,705)	Morgan Stanley

					$(255,006)	$—	$(255,006)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
Ashtead Group PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	35	$86,366	—	$86,366
Bellway PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	21	33,152	—	33,152
BP PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	188	124,027	—	124,027

A921

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
Burford Capital Ltd.(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	47	$(16,882)	—	$(16,882)
Centrica PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	742	66,949	—	66,949
Easyjet PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	17	(19,046)	—	(19,046)
Fevertree Drinks PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	25	(75,807)	—	(75,807)
GlaxoSmithKline PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	113	17,755	—	17,755
Hikma Pharmaceuticals PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	42	(43,145)	—	(43,145)
Next PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	19	15,495	—	15,495
Pearson PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	142	21,359	—	21,359
Persimmon PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	35	(1,276)	—	(1,276)
Rio Tinto PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	40	92,307	—	92,307
Rolls-Royce Holdings PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	69	15,271	—	15,271
Taylor Wimpey PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	299	23,589	—	23,589
Tesco PLC(T)	1 Month LIBOR(M)	Bank of America	10/08/18	GBP	566	7,488	—	7,488

						$347,602	$—	$347,602

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$165,000	$—
Goldman Sachs & Co.	10,137,195	15,728,576

Total	$10,302,195	$15,728,576

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$622,447,131	$373,271,685	$254,129
Preferred Stocks	25,616,951	962,769	48
Rights	—	—	9,367
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	16,762,564	—
Consumer Loans	—	1,487,282	—
Credit Cards	—	2,544,790	—
Home Equity Loans	—	21,690,388	—
Manufactured Housing	—	578,446	—
Other	—	11,973,920	—
Residential Mortgage-Backed Securities	—	36,562,691	—

A922

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Bank Loans	$—	$108,578,256	$2,841,830
Commercial Mortgage-Backed Securities	—	46,136,501	—
Convertible Bonds	—	91,130,389	—
Corporate Bonds	—	305,600,306	536,169
Municipal Bonds	—	1,397,297	—
Residential Mortgage-Backed Securities	—	197,091,600	—
Sovereign Bonds	—	1,293,054	—
U.S. Government Agency Obligations	—	133,330,477	—
U.S. Treasury Obligations	—	131,852,777	—
Affiliated Mutual Funds	395,015,237	—	—
Common Stocks – Short	(23,056,284)	—	—
Other Financial Instruments*
Unfunded Loan Commitments	—	(29)	—
Futures Contracts	(9,768,010)	—	—
OTC Forward Foreign Currency Contracts	—	999,582	—
OTC Cross Currency Exchange Contracts	—	(5,112)	—
OTC Credit Default Swap Agreements	—	318,324	—
Centrally Cleared Credit Default Swap Agreements	—	(17,420)	—
OTC Total Return Swap Agreements	—	347,602	—

Total	$1,010,255,025	$1,483,888,139	$3,641,543

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, centrally cleared swap contracts, and unfunded loan commitments which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A923

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.2%

COMMON STOCKS — 99.2%
Australia — 5.9%
Atlas Arteria Ltd.	48,972	$247,488
Origin Energy Ltd. *	17,742	105,892
Transurban Group	55,373	448,925

		802,305

Canada — 8.2%
Enbridge, Inc.	6,635	214,104
Pembina Pipeline Corp. (a)	9,849	334,768
TransCanada Corp.	6,631	268,289
Westshore Terminals Investment Corp.	14,723	305,938

		1,123,099

China — 3.1%
China Tower Corp. Ltd. (Class H Stock), 144A *	1,024,474	149,667
Huaneng Renewables Corp. Ltd. (Class H Stock)	929,953	276,842

		426,509

France — 9.2%
Aeroports de Paris	1,128	254,160
Eiffage SA	4,872	543,744
Vinci SA	4,847	461,260

		1,259,164

Germany — 5.2%
E.ON SE	32,821	334,874
RWE AG	14,924	369,465

		704,339

Italy — 6.3%
Atlantia SpA	6,300	130,661
Enav SpA, 144A	38,948	189,592
Enel SpA	50,872	260,214
Italgas SpA	51,506	279,156

		859,623

Malaysia — 1.2%
Malaysia Airports Holdings Bhd	75,051	161,531

Mexico — 0.8%
CFE Capital S de RL de CV	116,625	111,552

New Zealand — 1.5%
Auckland International Airport Ltd.	42,177	204,020

Spain — 4.9%
Aena SME SA, 144A	738	127,863
Cellnex Telecom SA, 144A	7,520	197,397
Ferrovial SA	7,218	149,619
Iberdrola SA	27,285	200,570

		675,449

United States — 52.9%
American Electric Power Co., Inc.	6,217	440,662
American Tower Corp., REIT	958	139,197
Cheniere Energy, Inc. *	8,602	597,732
CSX Corp.	7,124	527,532
CyrusOne, Inc.	1,931	122,425
Energy Transfer Partners LP, MLP	8,799	195,866
Equinix, Inc., REIT	474	205,190

	Shares	Value

COMMON STOCKS (Continued)
United States (cont’d.)
Evergy, Inc.	7,548	$414,536
Exelon Corp.	7,896	344,739
Genesee & Wyoming, Inc. (Class A Stock) *	3,486	317,191
Kinder Morgan, Inc.	7,656	135,741
NextEra Energy, Inc.	4,039	676,936
NRG Energy, Inc.	12,442	465,331
ONEOK, Inc.	6,394	433,449
PPL Corp.	10,357	303,046
Republic Services, Inc.	1,956	142,123
Sempra Energy (a)	2,730	310,538
Targa Resources Corp.	6,167	347,264
Union Pacific Corp.	2,358	383,953
Waste Connections, Inc.	2,630	209,795
Williams Cos., Inc. (The)	19,131	520,172

		7,233,418

TOTAL LONG-TERM INVESTMENTS (cost $12,586,911)		13,561,009

SHORT-TERM INVESTMENTS — 5.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	166,143	166,143
PGIM Institutional Money Market Fund (cost $614,405; includes $613,535 of cash collateral for securities on loan)(b)(w)	614,343	614,405

TOTAL SHORT-TERM INVESTMENTS (cost $780,548)		780,548

TOTAL INVESTMENTS — 104.9% (cost $13,367,459)		14,341,557
Liabilities in excess of other assets — (4.9)%		(665,736)

NET ASSETS — 100.0%		$13,675,821

A924

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $600,482; cash collateral of $613,535 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$802,305	$—
Canada	1,123,099	—	—
China	—	426,509	—
France	—	1,259,164	—
Germany	—	704,339	—
Italy	—	859,623	—
Malaysia	—	161,531	—
Mexico	111,552	—	—
New Zealand	—	204,020	—
Spain	—	675,449	—
United States	7,233,418	—	—
Affiliated Mutual Funds	780,548	—	—

Total	$9,248,617	$5,092,940	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Oil, Gas & Consumable Fuels	23.1%
Electric Utilities	19.3
Transportation Infrastructure	15.1
Road & Rail	9.0
Construction & Engineering	8.5
Multi-Utilities	7.4
Affiliated Mutual Funds (4.5% represents investments purchased with collateral from securities on loan)	5.7

Independent Power & Renewable Electricity Producers	5.4%
Equity Real Estate Investment Trusts (REITs)	3.4
Commercial Services & Supplies	2.6
Diversified Telecommunication Services	2.5
Gas Utilities	2.1
Banks	0.8

104.9
Liabilities in excess of other assets	(4.9)

100.0%

A925

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

COMMON STOCKS
Aerospace & Defense — 4.2%
Boeing Co. (The)	109,031	$40,548,629
Safran SA (France)	89,745	12,576,886

		53,125,515

Automobiles — 1.5%
Tesla, Inc.*(a)	72,095	19,088,593

Banks — 2.2%
JPMorgan Chase & Co.	193,682	21,855,077
PNC Financial Services Group, Inc. (The)	45,216	6,157,967

		28,013,044

Beverages — 0.2%
Monster Beverage Corp.*	37,762	2,200,769

Biotechnology — 4.5%
Alexion Pharmaceuticals, Inc.*	127,083	17,665,808
BioMarin Pharmaceutical, Inc.*(a)	120,969	11,730,365
Celgene Corp.*	129,488	11,587,881
Vertex Pharmaceuticals, Inc.*	79,380	15,299,701

		56,283,755

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	57,163	12,818,231
S&P Global, Inc.	48,573	9,490,678

		22,308,909

Chemicals — 1.0%
Albemarle Corp.(a)	122,137	12,186,830

Equity Real Estate Investment Trusts (REITs) — 0.4%
Crown Castle International Corp.	43,367	4,828,048

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	97,716	22,951,534

Health Care Equipment & Supplies — 0.7%
Intuitive Surgical, Inc.*	15,080	8,655,920

Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	79,352	21,110,806

Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc.*	17,937	8,152,725
Marriott International, Inc. (Class A Stock)	168,183	22,205,201
McDonald’s Corp.	77,382	12,945,235

		43,303,161

Internet & Direct Marketing Retail — 11.0%
Amazon.com, Inc.*	38,545	77,205,635
Booking Holdings, Inc.*	6,548	12,991,232
Farfetch Ltd. (United Kingdom) (Class A Stock)*	86,651	2,359,507
Netflix, Inc.*	119,840	44,835,739

		137,392,113

Internet Software & Services — 14.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	226,150	37,260,474
Alphabet, Inc. (Class A Stock)*	28,505	34,407,815
Alphabet, Inc. (Class C Stock)*	28,873	34,459,059
Facebook, Inc. (Class A Stock)*	229,140	37,684,364

	Shares	Value

COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Tencent Holdings Ltd. (China)	764,130	$31,508,628

		175,320,340

IT Services — 11.3%
Adyen NV (Netherlands), 144A*	12,015	9,831,868
FleetCor Technologies, Inc.*	80,367	18,310,817
Mastercard, Inc. (Class A Stock)	217,076	48,323,288
PayPal Holdings, Inc.*	187,834	16,499,339
Square, Inc. (Class A Stock)*(a)	81,501	8,069,414
Visa, Inc. (Class A Stock)(a)	270,991	40,673,039

		141,707,765

Life Sciences Tools & Services — 1.9%
Illumina, Inc.*	64,274	23,592,414

Machinery — 2.1%
Caterpillar, Inc.	97,023	14,795,037
Parker-Hannifin Corp.	63,202	11,624,744

		26,419,781

Oil, Gas & Consumable Fuels — 1.1%
Concho Resources, Inc.*	92,609	14,146,025

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	117,860	17,127,415

Pharmaceuticals — 3.2%
AstraZeneca PLC (United Kingdom), ADR(a)	537,190	21,256,608
Bristol-Myers Squibb Co.	299,566	18,597,057

		39,853,665

Semiconductors & Semiconductor Equipment — 5.1%
Broadcom, Inc.	58,167	14,351,545
NVIDIA Corp.	128,586	36,135,238
Texas Instruments, Inc.	123,791	13,281,536

		63,768,319

Software — 15.9%
Activision Blizzard, Inc.	233,078	19,389,759
Adobe Systems, Inc.*	130,092	35,118,335
Microsoft Corp.	523,736	59,899,686
Red Hat, Inc.*	119,110	16,232,311
salesforce.com, Inc.*	258,787	41,154,897
Splunk, Inc.*	110,924	13,411,821
Workday, Inc. (Class A Stock)*(a)	96,294	14,056,998

		199,263,807

Specialty Retail — 2.0%
Home Depot, Inc. (The)	100,627	20,844,883
Tiffany & Co.	27,898	3,598,006

		24,442,889

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	245,392	55,394,790

Textiles, Apparel & Luxury Goods — 2.7%
Kering SA (France)	27,089	14,520,634
NIKE, Inc. (Class B Stock)	220,514	18,681,946

		33,202,580

TOTAL LONG-TERM INVESTMENTS (cost $578,062,027)		1,245,688,787

A926

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 11.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	6,461,131	$6,461,131
PGIM Institutional Money Market Fund (cost $139,324,875; includes $139,110,721 of cash collateral for securities on loan)(b)(w)	139,328,399	139,342,332

TOTAL SHORT-TERM INVESTMENTS (cost $145,786,006)		145,803,463

TOTAL INVESTMENTS — 111.3% (cost $723,848,033)		1,391,492,250
Liabilities in excess of other assets — (11.3)%		(140,830,929)

NET ASSETS — 100.0%		$1,250,661,321

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $132,833,500; cash collateral of $139,110,721 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$40,548,629	$12,576,886	$—
Automobiles	19,088,593	—	—
Banks	28,013,044	—	—
Beverages	2,200,769	—	—
Biotechnology	56,283,755	—	—
Capital Markets	22,308,909	—	—
Chemicals	12,186,830	—	—
Equity Real Estate Investment Trusts (REITs)	4,828,048	—	—
Food & Staples Retailing	22,951,534	—	—
Health Care Equipment & Supplies	8,655,920	—	—
Health Care Providers & Services	21,110,806	—	—
Hotels, Restaurants & Leisure	43,303,161	—	—
Internet & Direct Marketing Retail	137,392,113	—	—
Internet Software & Services	143,811,712	31,508,628	—
IT Services	131,875,897	9,831,868	—
Life Sciences Tools & Services	23,592,414	—	—
Machinery	26,419,781	—	—
Oil, Gas & Consumable Fuels	14,146,025	—	—
Personal Products	17,127,415	—	—
Pharmaceuticals	39,853,665	—	—
Semiconductors & Semiconductor Equipment	63,768,319	—	—
Software	199,263,807	—	—
Specialty Retail	24,442,889	—	—
Technology Hardware, Storage & Peripherals	55,394,790	—	—
Textiles, Apparel & Luxury Goods	18,681,946	14,520,634	—
Affiliated Mutual Funds	145,803,463	—	—

Total	$1,323,054,234	$68,438,016	$—

A927

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.6%

AFFILIATED MUTUAL FUNDS — 14.8%
AST Western Asset Core Plus Bond Portfolio*	4,374,552	$54,288,193
AST Western Asset Emerging Markets Debt Portfolio*	1,026,616	11,066,920

TOTAL AFFILIATED MUTUAL FUNDS (cost $64,191,748)(w)		65,355,113

COMMON STOCKS — 70.1%
Aerospace & Defense — 1.3%
Boeing Co. (The)	2,633	979,213
Engility Holdings, Inc.*	646	23,250
General Dynamics Corp.	3,183	651,624
Harris Corp.	599	101,357
Huntington Ingalls Industries, Inc.	393	100,639
L3 Technologies, Inc.	3,154	670,603
Lockheed Martin Corp.	2,376	822,001
Meggitt PLC (United Kingdom)	139,821	1,032,581
Northrop Grumman Corp.	2,279	723,286
Raytheon Co.	2,468	510,037
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,296	118,804

		5,733,395

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	6,981	513,313
Royal Mail PLC (United Kingdom)	160,265	995,420

		1,508,733

Airlines — 0.6%
Delta Air Lines, Inc.	6,304	364,560
Deutsche Lufthansa AG (Germany)	38,027	934,604
International Consolidated Airlines Group SA (United Kingdom)	82,429	708,448
Southwest Airlines Co.	5,528	345,224
United Continental Holdings, Inc.*	2,561	228,083

		2,580,919

Auto Components — 0.5%
Bridgestone Corp. (Japan)	22,900	863,497
Gentex Corp.	2,465	52,899
Halla Holdings Corp. (South Korea)	583	21,259
Lear Corp.	412	59,739
Sumitomo Rubber Industries Ltd. (Japan)	57,000	853,804
Tupy SA (Brazil)	39,400	197,071

		2,048,269

Automobiles — 0.7%
Ford Motor Co.	61,868	572,280
General Motors Co.	13,503	454,646
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	220,000	243,829
Harley-Davidson, Inc.	12,452	564,076
Kia Motors Corp. (South Korea)	6,000	189,611
Subaru Corp. (Japan)	31,500	962,924

		2,987,366

Banks — 5.5%
Agricultural Bank of China Ltd. (China) (Class H Stock)	329,000	161,230

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Aozora Bank Ltd. (Japan)	17,700	$631,178
Bank Hapoalim BM (Israel)	126,140	902,917
Bank Negara Indonesia Persero Tbk PT (Indonesia)	58,000	28,804
Bank of Communications Co. Ltd. (China) (Class H Stock)	161,000	120,528
Bankinter SA (Spain)	107,525	993,288
BB&T Corp.	7,052	342,304
BCB Bancorp, Inc.	13,533	187,432
Berkshire Hills Bancorp, Inc.	6,538	266,097
Bryn Mawr Bank Corp.	6,772	317,607
Canadian Imperial Bank of Commerce (Canada)(a)	6,300	590,322
Central Pacific Financial Corp.	4,697	124,142
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,079,000	689,789
China Construction Bank Corp. (China) (Class H Stock)	852,924	744,639
Citigroup, Inc.	23,117	1,658,414
Citizens Financial Group, Inc.	4,938	190,459
City Holding Co.(a)	3,628	278,630
Comerica, Inc.	1,515	136,652
Community Trust Bancorp, Inc.	4,893	226,791
CTBC Financial Holding Co. Ltd. (Taiwan)	234,000	176,226
Danske Bank A/S (Denmark)	30,821	809,234
DNB ASA (Norway)	46,998	986,016
E.Sun Financial Holding Co. Ltd. (Taiwan)	1,401,926	1,034,280
Fidelity Southern Corp.	17,281	428,223
Fifth Third Bancorp	9,364	261,443
Financial Institutions, Inc.	7,285	228,749
First Community Bancshares, Inc.	5,792	196,233
First Financial Corp.	2,355	118,221
First Financial Holding Co. Ltd. (Taiwan)	67,560	46,004
Heritage Commerce Corp.	26,444	394,544
Heritage Financial Corp.	13,526	475,439
Hong Leong Bank Bhd (Malaysia)	40,200	199,449
Independent Bank Corp.	9,839	232,692
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	203,000	148,211
Investors Bancorp, Inc.	13,950	171,167
JPMorgan Chase & Co.	19,359	2,184,470
KeyCorp	9,631	191,561
Krung Thai Bank PCL (Thailand), NVDR	479,900	299,803
M&T Bank Corp.	1,214	199,752
Midland States Bancorp, Inc.	8,897	285,594
National Bank of Canada (Canada)	13,000	649,270
National Bank of Pakistan (Pakistan)*	190,500	79,808
Opus Bank	9,179	251,505
Peoples Bancorp, Inc.	11,758	411,883
People’s United Financial, Inc.(a)	15,268	261,388
PNC Financial Services Group, Inc. (The)	4,184	569,819
Public Bank Bhd (Malaysia)	29,300	177,054
Regions Financial Corp.	12,819	235,229
Royal Bank of Canada (Canada)	10,200	817,643
Sandy Spring Bancorp, Inc.	9,750	383,273
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	58,159	648,778
Sterling Bancorp	6,595	145,090
SunTrust Banks, Inc.	4,840	323,264

A928

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Synovus Financial Corp.	668	$30,588
Thanachart Capital PCL (Thailand), NVDR	104,100	173,065
Tisco Financial Group PCL (Thailand), NVDR	63,000	163,115
Toronto-Dominion Bank (The) (Canada)	14,500	881,125
Washington Trust Bancorp, Inc.	7,273	402,197
Zions Bancorp NA	1,928	96,689

		24,359,317

Beverages — 0.5%
Brown-Forman Corp. (Class B Stock)	3,748	189,461
Coca-Cola Co. (The)	14,321	661,487
Coca-Cola Femsa SAB de CV (Mexico), ADR	2,260	138,402
Keurig Dr. Pepper, Inc.	5,675	131,490
PepsiCo, Inc.	5,793	647,657
Suntory Beverage & Food Ltd. (Japan)	10,300	435,851

		2,204,348

Biotechnology — 1.7%
Aduro Biotech, Inc.*	3,023	22,219
Agios Pharmaceuticals, Inc.*	750	57,840
Alkermes PLC*	1,566	66,461
Amgen, Inc.	13,756	2,851,481
Biogen, Inc.*	5,890	2,080,996
Gilead Sciences, Inc.	4,659	359,721
ImmunoGen, Inc.*	3,403	32,226
Ionis Pharmaceuticals, Inc.*(a)	9,433	486,554
PDL BioPharma, Inc.*	132,864	349,432
ProQR Therapeutics NV (Netherlands)*	5,694	110,179
Spark Therapeutics, Inc.*(a)	847	46,204
Ultragenyx Pharmaceutical, Inc.*	900	68,706
Vertex Pharmaceuticals, Inc.*	4,215	812,399

		7,344,418

Building Products — 0.1%
Fortune Brands Home & Security, Inc.	1,198	62,727
Johnson Controls International PLC	13,548	474,180

		536,907

Capital Markets — 0.9%
Affiliated Managers Group, Inc.	466	63,712
Ameriprise Financial, Inc.	3,465	511,642
CI Financial Corp. (Canada)	40,500	643,096
Cohen & Steers, Inc.(a)	2,168	88,042
Goldman Sachs Group, Inc. (The)	3,860	865,566
IG Group Holdings PLC (United Kingdom)	82,537	682,247
Lazard Ltd. (Class A Stock)	1,289	62,040
Morgan Stanley	18,724	871,977

		3,788,322

Chemicals — 0.9%
BASF SE (Germany)	9,673	859,277
Formosa Chemicals & Fibre Corp. (Taiwan)	246,000	1,030,601
Formosa Plastics Corp. (Taiwan)	267,000	1,022,693
Grand Pacific Petrochemical (Taiwan)	191,000	190,479
Innophos Holdings, Inc.	8,898	395,071
LyondellBasell Industries NV (Class A Stock)	2,956	303,020
PhosAgro PJSC (Russia), GDR	3,496	47,174

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
PPG Industries, Inc.(a)	2,213	$241,505

		4,089,820

Commercial Services & Supplies — 0.8%
Ennis, Inc.	15,836	323,846
Herman Miller, Inc.	9,895	379,967
Knoll, Inc.	11,775	276,124
McGrath RentCorp	7,862	428,243
Republic Services, Inc.	9,611	698,335
Transcontinental, Inc. (Canada) (Class A Stock)	41,100	728,673
Viad Corp.	5,334	316,040
Waste Management, Inc.	6,399	578,214

		3,729,442

Communications Equipment — 1.0%
ARRIS International PLC*	2,359	61,310
Cisco Systems, Inc.	53,820	2,618,343
Motorola Solutions, Inc.	6,829	888,726
Sercomm Corp. (Taiwan)	46,000	75,385
Ubiquiti Networks, Inc.	709	70,092
VTech Holdings Ltd. (Hong Kong)	67,400	779,150

		4,493,006

Construction & Engineering — 1.5%
Aecon Group, Inc. (Canada)	75,200	944,912
China Communications Construction Co. Ltd. (China) (Class H Stock)	686,000	700,074
China Railway Group Ltd. (China) (Class H Stock)	1,443,000	1,429,359
CTCI Corp. (Taiwan)	67,000	107,840
Fluor Corp.	7,032	408,559
HOCHTIEF AG (Germany)	6,094	1,011,024
Obayashi Corp. (Japan)	62,900	594,720
Primoris Services Corp.	15,739	390,642
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	183,000	209,079
Taisei Corp. (Japan)	16,800	764,331

		6,560,540

Construction Materials — 0.2%
Siam Cement PCL (The) (Thailand), NVDR	42,800	590,068
Taiwan Cement Corp. (Taiwan)	145,300	195,631

		785,699

Consumer Finance — 0.4%
Ally Financial, Inc.	4,330	114,528
American Express Co.	8,775	934,450
Discover Financial Services	7,718	590,041
Synchrony Financial	6,967	216,534

		1,855,553

Containers & Packaging — 0.4%
Bemis Co., Inc.	9,369	455,333
Graphic Packaging Holding Co.	25,671	359,651
Greatview Aseptic Packaging Co. Ltd. (China)	230,000	146,440
Klabin SA (Brazil)	18,000	88,294
Silgan Holdings, Inc.	16,814	467,429

A929

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	48,000	$80,403

		1,597,550

Diversified Consumer Services — 0.3%
Ascent Capital Group, Inc. (Class A Stock)*	1,737	3,074
Fu Shou Yuan International Group Ltd. (China)	217,000	169,559
H&R Block, Inc.	25,217	649,338
Strategic Education, Inc.	2,405	329,557

		1,151,528

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	19,419	652,090
BCE, Inc. (Canada)	23,647	958,036
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	278,582	313,997
CenturyLink, Inc.(a)	9,450	200,339
China Communications Services Corp. Ltd. (China) (Class H Stock)	230,000	211,674
Elisa OYJ (Finland)	7,495	317,547
HKT Trust & HKT Ltd. (Hong Kong)	616,000	847,275
KT Corp. (South Korea)	1,600	43,492
KT Corp. (South Korea), ADR	13,004	193,109
LG Uplus Corp. (South Korea)	83,637	1,380,388
Magyar Telekom Telecommunications PLC (Hungary)	100,263	144,116
Nippon Telegraph & Telephone Corp. (Japan)	21,200	953,511
PCCW Ltd. (Hong Kong)	1,411,000	822,460
Rostelecom PJSC (Russia)	72,000	76,486
Swisscom AG (Switzerland)	606	274,485
Telefonica Deutschland Holding AG (Germany)	97,515	411,644
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	240,500	58,686
Telstra Corp. Ltd. (Australia)	100,100	230,655
Verizon Communications, Inc.	7,409	395,567

		8,485,557

Electric Utilities — 2.5%
ALLETE, Inc.	5,084	381,351
American Electric Power Co., Inc.	4,335	307,265
CK Infrastructure Holdings Ltd. (Hong Kong)	32,000	253,604
CLP Holdings Ltd. (Hong Kong)	61,000	714,077
Duke Energy Corp.	6,982	558,700
Edison International	12,615	853,783
El Paso Electric Co.	6,887	393,936
Endesa SA (Spain)	43,783	946,411
Entergy Corp.	3,498	283,793
Evergy, Inc.	12,223	671,287
Eversource Energy	5,424	333,251
IDACORP, Inc.	2,231	221,382
Korea Electric Power Corp. (South Korea)	18,624	492,675
Manila Electric Co. (Philippines)	27,230	171,246
NextEra Energy, Inc.	2,318	388,497
PNM Resources, Inc.	11,338	447,284
Portland General Electric Co.	9,657	440,456
Red Electrica Corp. SA (Spain)	43,938	919,838

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Southern Co. (The)	16,264	$709,110
Spark Infrastructure Group (Australia)	155,152	251,146
SSE PLC (United Kingdom)	20,480	305,732
Tenaga Nasional Bhd (Malaysia)	8,300	30,993
Xcel Energy, Inc.	15,998	755,266

		10,831,083

Electrical Equipment — 0.1%
Chicony Power Technology Co. Ltd. (Taiwan)	60,601	83,431
Eaton Corp. PLC	2,730	236,773
nVent Electric PLC (United Kingdom)	1,630	44,271
Powell Industries, Inc.	3,369	122,160
Rockwell Automation, Inc.	514	96,385

		583,020

Electronic Equipment, Instruments & Components — 0.9%
AU Optronics Corp. (Taiwan)	2,109,000	890,413
AVX Corp.	14,389	259,721
CDW Corp.	1,884	167,525
Daktronics, Inc.	32,054	251,303
Dolby Laboratories, Inc. (Class A Stock)	1,331	93,130
Hon Hai Precision Industry Co. Ltd. (Taiwan)	45,205	117,475
Methode Electronics, Inc.	2,844	102,953
Nippon Electric Glass Co. Ltd. (Japan)	26,000	817,506
TE Connectivity Ltd.	11,721	1,030,628
Tripod Technology Corp. (Taiwan)	34,000	92,836
WiSoL Co. Ltd. (South Korea)	9,448	164,706
Yageo Corp. (Taiwan)	8,443	127,700

		4,115,896

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	19,831	670,883
Core Laboratories NV(a)	5,474	634,053
National Oilwell Varco, Inc.	6,039	260,160
Weatherford International PLC*(a)	38,071	103,172

		1,668,268

Equity Real Estate Investment Trusts (REITs) — 1.4%
CubeSmart	20,874	595,535
Digital Realty Trust, Inc.	2,991	336,428
Equity LifeStyle Properties, Inc.	3,642	351,271
Gaming and Leisure Properties, Inc.	18,090	637,673
KLCCP Stapled Group (Malaysia)	27,500	50,441
Klepierre SA (France)	27,255	965,631
LTC Properties, Inc.	6,342	279,746
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	175,000	209,749
National Health Investors, Inc.	6,082	459,738
Omega Healthcare Investors, Inc.	6,443	211,137
Public Storage(a)	2,600	524,238
Ramco-Gershenson Properties Trust(a)	17,798	242,053
Select Income REIT	18,041	395,820
Tanger Factory Outlet Centers, Inc.(a)	8,464	193,656
Ventas, Inc.	4,151	225,731
Welltower, Inc.	4,053	260,689
Xenia Hotels & Resorts, Inc.	16,724	396,359

A930

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Yuexiu Real Estate Investment Trust (Hong Kong)	62,000	$40,637

		6,376,532

Food & Staples Retailing — 2.1%
Casey’s General Stores, Inc.	1,292	166,810
Empire Co. Ltd. (Canada) (Class A Stock)	47,976	874,351
FamilyMart UNY Holdings Co. Ltd. (Japan)	8,600	895,196
George Weston Ltd. (Canada)	10,900	825,063
GS Retail Co. Ltd. (South Korea)	2,538	88,032
Kesko OYJ (Finland) (Class B Stock)	14,130	766,170
Koninklijke Ahold Delhaize NV (Netherlands)	26,269	600,435
Kroger Co. (The)	8,555	249,036
Lawson, Inc. (Japan)	14,400	876,163
Seven & i Holdings Co. Ltd. (Japan)	20,800	925,897
SpartanNash Co.	2,968	59,538
Sun Art Retail Group Ltd. (Hong Kong)	155,500	202,192
Sysco Corp.	5,652	414,009
Wal-Mart de Mexico SAB de CV (Mexico)	277,900	843,026
Walmart, Inc.	6,111	573,884
Wm Morrison Supermarkets PLC (United Kingdom)	241,920	817,046
Woolworths Group Ltd. (Australia)	10,311	209,067

		9,385,915

Food Products — 2.2%
Archer-Daniels-Midland Co.	16,527	830,812
B&G Foods, Inc.(a)	6,729	184,711
Bunge Ltd.	3,669	252,097
Calavo Growers, Inc.(a)	4,218	407,459
Conagra Brands, Inc.	8,843	300,397
Dean Foods Co.	9,560	67,875
General Mills, Inc.	4,321	185,457
GFPT PCL (Thailand), NVDR	228,900	104,790
Hershey Co. (The)(a)	7,143	728,586
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	92,800	55,002
Indofood Sukses Makmur Tbk PT (Indonesia)	256,900	101,884
Ingredion, Inc.	4,680	491,213
J&J Snack Foods Corp.	329	49,643
J.M. Smucker Co. (The)	5,455	559,738
Kellogg Co.	5,034	352,481
McCormick & Co., Inc.(a)	3,082	406,054
Nestle SA (Switzerland)	11,078	922,788
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	897,200	76,879
Pinnacle Foods, Inc.	5,569	360,927
Sanderson Farms, Inc.(a)	3,128	323,341
Tate & Lyle PLC (United Kingdom)	119,655	1,064,739
Thai Vegetable Oil PCL (Thailand), NVDR	229,600	205,944
Tiger Brands Ltd. (South Africa)	5,979	111,939
Uni-President China Holdings Ltd. (China)	151,000	161,187
Uni-President Enterprises Corp. (Taiwan)	448,720	1,171,423

		9,477,366

Gas Utilities — 0.3%
China Resources Gas Group Ltd. (China)	48,000	195,325
Northwest Natural Gas Co.*	5,385	360,257

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
ONE Gas, Inc.	2,134	$175,586
Osaka Gas Co. Ltd. (Japan)	24,600	480,192
Southwest Gas Holdings, Inc.	2,905	229,582

		1,440,942

Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	17,709	1,365,187
Becton, Dickinson & Co.	1,642	428,561
LeMaitre Vascular, Inc.(a)	7,188	278,463
Medtronic PLC	9,613	945,631
ResMed, Inc.	5,782	666,896
Wright Medical Group NV*	98	2,845

		3,687,583

Health Care Providers & Services — 2.6%
Aetna, Inc.	4,200	851,969
AmerisourceBergen Corp.	5,685	524,271
Anthem, Inc.	2,619	717,737
Cardinal Health, Inc.	6,123	330,641
Chemed Corp.	1,260	402,671
Cigna Corp.	2,383	496,260
CVS Health Corp.	12,771	1,005,333
Encompass Health Corp.	6,998	545,494
Humana, Inc.	3,582	1,212,578
Miraca Holdings, Inc. (Japan)	17,300	449,107
Molina Healthcare, Inc.*	4,967	738,593
Owens & Minor, Inc.	9,760	161,235
Quest Diagnostics, Inc.	6,276	677,243
UnitedHealth Group, Inc.	12,393	3,297,034

		11,410,166

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.(a)	11,634	312,373

Hotels, Restaurants & Leisure — 1.9%
Brinker International, Inc.(a)	29,006	1,355,450
Carnival Corp.	9,260	590,510
Cheesecake Factory, Inc. (The)(a)	8,598	460,337
Cracker Barrel Old Country Store, Inc.(a)	2,030	298,674
Darden Restaurants, Inc.	5,610	623,776
Dunkin’ Brands Group, Inc.(a)	10,296	759,021
Jack in the Box, Inc.	2,803	234,975
Marriott International, Inc. (Class A Stock)	2,186	288,618
McDonald’s Corp.	2,877	481,293
MK Restaurants Group PCL (Thailand), NVDR	80,000	179,361
Royal Caribbean Cruises Ltd.	4,690	609,419
Ruth’s Hospitality Group, Inc.	13,455	424,505
Starbucks Corp.	10,506	597,161
Texas Roadhouse, Inc.	1,804	124,999
Vail Resorts, Inc.	1,009	276,890
William Hill PLC (United Kingdom)	285,712	939,837
Wyndham Destinations, Inc.	1,019	44,184

		8,289,010

Household Durables — 0.7%
Barratt Developments PLC (United Kingdom)	90,417	668,167
CSS Industries, Inc.	8,974	127,700
Ethan Allen Interiors, Inc.(a)	11,328	235,055

A931

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
La-Z-Boy, Inc.	12,234	$386,594
NVR, Inc.*	32	79,066
PulteGroup, Inc.	2,968	73,517
Sekisui House Ltd. (Japan)	48,800	742,851
Taylor Wimpey PLC (United Kingdom)	417,426	935,059
Toll Brothers, Inc.	1,377	45,482

		3,293,491

Household Products — 0.6%
Church & Dwight Co., Inc.(a)	14,762	876,420
Clorox Co. (The)(a)	2,294	345,041
Colgate-Palmolive Co.	4,018	269,005
Kimberly-Clark Corp.	2,191	248,985
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	231,200	410,166
Procter & Gamble Co. (The)	5,821	484,482

		2,634,099

Independent Power & Renewable Electricity Producers — 0.2%
China Resources Power Holdings Co. Ltd. (China)	100,000	176,878
Clearway Energy, Inc. (Class A Stock)	2,610	49,694
Glow Energy PCL (Thailand), NVDR	52,900	143,849
Huaneng Power International, Inc. (China) (Class H Stock)	258,000	169,616
Pattern Energy Group, Inc. (Class A Stock)(a)	13,391	266,079

		806,116

Industrial Conglomerates — 0.4%
3M Co.	2,000	421,420
Alfa SAB de CV (Mexico) (Class A Stock)	159,986	205,690
CITIC Ltd. (China)	125,000	185,710
Enka Insaat ve Sanayi A/S (Turkey)	28,387	24,556
General Electric Co.	10,089	113,905
Jardine Matheson Holdings Ltd. (Hong Kong)	12,239	768,147
LG Corp. (South Korea)	557	36,415

		1,755,843

Insurance — 4.1%
Admiral Group PLC (United Kingdom)	15,206	412,172
Aflac, Inc.	13,986	658,321
Ageas (Belgium)	7,065	379,993
Allstate Corp. (The)	6,046	596,740
American Financial Group, Inc.	6,215	689,679
AMERISAFE, Inc.	5,808	359,806
Argo Group International Holdings Ltd.	6,852	432,019
AXA SA (France)	21,460	577,925
Axis Capital Holdings Ltd.	5,610	323,753
Cathay Financial Holding Co. Ltd. (Taiwan)	92,000	158,196
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	33,400	128,609
CNO Financial Group, Inc.	14,534	308,411
DB Insurance Co. Ltd. (South Korea)	3,500	229,481
Direct Line Insurance Group PLC (United Kingdom)	219,935	928,394
Everest Re Group Ltd.	2,647	604,760
Fairfax Financial Holdings Ltd. (Canada)	411	223,292
FBL Financial Group, Inc. (Class A Stock)	1,578	118,745

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Fidelity National Financial, Inc.	2,735	$107,622
First American Financial Corp.	6,971	359,634
Hannover Rueck SE (Germany)	4,397	619,835
Hanwha Life Insurance Co. Ltd. (South Korea)	12,576	59,865
Hartford Financial Services Group, Inc. (The)	14,927	745,753
Horace Mann Educators Corp.	8,754	393,055
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,341	50,639
James River Group Holdings Ltd.	7,049	300,428
Korean Reinsurance Co. (South Korea)	12,681	119,529
Mercury General Corp.	3,896	195,423
MetLife, Inc.	9,285	433,795
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	4,354	963,888
Power Financial Corp. (Canada)(a)	33,500	767,441
Progressive Corp. (The)	10,536	748,477
Reinsurance Group of America, Inc.	454	65,630
RenaissanceRe Holdings Ltd. (Bermuda)	2,343	312,978
Safety Insurance Group, Inc.	3,597	322,291
SCOR SE (France)	20,965	972,435
Stewart Information Services Corp.	8,033	361,565
Swiss Re AG (Switzerland)	8,961	826,541
Talanx AG (Germany)	23,602	896,214
Torchmark Corp.	1,025	88,857
Travelers Cos., Inc. (The)	2,619	339,710
Tryg A/S (Denmark)	23,954	595,797
United Fire Group, Inc.	2,187	111,034

		17,888,732

Internet & Direct Marketing Retail — 0.1%
GS Home Shopping, Inc. (South Korea)	691	126,142
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,638	24,324
PetMed Express, Inc.(a)	8,342	275,369
Qurate Retail, Inc.*	8,605	191,117

		616,952

Internet Software & Services — 0.5%
eBay, Inc.*	9,292	306,822
Facebook, Inc. (Class A Stock)*	3,712	610,476
j2 Global, Inc.	1,013	83,927
LogMeIn, Inc.	2,088	186,041
Twitter, Inc.*(a)	38,420	1,093,433

		2,280,699

IT Services — 1.1%
Amdocs Ltd.	10,109	666,992
Booz Allen Hamilton Holding Corp.	6,006	298,077
Convergys Corp.	15,169	360,112
CSG Systems International, Inc.	4,920	197,489
DXC Technology Co.	4,328	404,755
EVERTEC, Inc. (Puerto Rico)	26,933	649,085
Hackett Group, Inc. (The)	23,071	464,881
Infosys Ltd. (India), ADR(a)	20,408	207,549
International Business Machines Corp.	5,533	836,645
Science Applications International Corp.	1,183	95,350
Travelport Worldwide Ltd.	29,362	495,337

A932

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Wipro Ltd. (India), ADR(a)	9,954	$51,860

		4,728,132

Leisure Products — 0.1%
Sturm Ruger & Co., Inc.(a)	6,815	470,576

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	4,377	482,302

Machinery — 0.5%
Allison Transmission Holdings, Inc.	1,418	73,750
Briggs & Stratton Corp.	16,012	307,911
Cummins, Inc.	3,573	521,908
Deere & Co.	3,587	539,234
Douglas Dynamics, Inc.	1,812	79,547
Dover Corp.	1,054	93,311
Global Brass & Copper Holdings, Inc.	6,097	224,979
Illinois Tool Works, Inc.	2,397	338,265
Pentair PLC (United Kingdom)	2,963	128,447
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	1,920	15,283

		2,322,635

Marine — 0.0%
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	266,000	132,258

Media — 2.2%
AMC Networks, Inc. (Class A Stock)*(a)	8,589	569,794
Astro Malaysia Holdings Bhd (Malaysia)	301,400	107,117
CBS Corp. (Class B Stock)	841	48,315
Comcast Corp. (Class A Stock)	62,894	2,227,077
Discovery, Inc. (Class A Stock)*(a)	20,530	656,960
Discovery, Inc. (Class C Stock)*	8,987	265,835
Eutelsat Communications SA (France)	30,927	731,705
Gannett Co., Inc.(a)	32,010	320,420
GCI Liberty, Inc. (Class A Stock)*	1,013	51,663
Interpublic Group of Cos., Inc. (The)	2,420	55,345
KT Skylife Co. Ltd. (South Korea)	1,767	22,297
Liberty Broadband Corp. (Class A Stock)*	1,137	95,883
Liberty Broadband Corp. (Class C Stock)*	2,198	185,291
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,160	62,489
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,965	111,654
Liberty Latin America Ltd. (Chile) (Class A Stock)*	506	10,545
Liberty Latin America Ltd. (Chile) (Class C Stock)*	658	13,575
Liberty Media Corp.-Liberty Braves (Class A Stock)*	177	4,829
Liberty Media Corp.-Liberty Braves (Class C Stock)*	426	11,609
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	682	24,266
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,291	48,012
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	3,133	136,098
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	5,503	239,105

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Lions Gate Entertainment Corp. (Class B Stock)	1,140	$26,562
Madison Square Garden Co. (The) (Class A Stock)*	1,565	493,476
MSG Networks, Inc. (Class A Stock)*	4,473	115,403
Multiplus SA (Brazil)	5,200	31,108
National CineMedia, Inc.	2,764	29,271
New Media Investment Group, Inc.	2,482	38,943
Omnicom Group, Inc.	1,602	108,968
RTL Group SA (Luxembourg)	5,599	398,235
SES SA (Luxembourg)	50,289	1,106,803
Viacom, Inc. (Class B Stock)	657	22,180
Walt Disney Co. (The)	10,938	1,279,090
World Wrestling Entertainment, Inc. (Class A Stock)	1,192	115,302

		9,765,225

Metals & Mining — 1.1%
Alrosa PJSC (Russia)	106,300	172,970
China Steel Corp. (Taiwan)	150,000	125,168
Compass Minerals International, Inc.(a)	6,542	439,622
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	15,623	28,586
Freeport-McMoRan, Inc.	25,440	354,125
Kaiser Aluminum Corp.	3,357	366,114
Materion Corp.	7,794	471,537
Newmont Mining Corp.	18,026	544,385
Norsk Hydro ASA (Norway)	177,472	1,063,496
Nucor Corp.	6,980	442,881
POSCO (South Korea)	600	159,066
Royal Gold, Inc.	3,525	271,637
Schnitzer Steel Industries, Inc. (Class A Stock)	4,988	134,925
Severstal PJSC (Russia), GDR	12,000	198,048
Steel Dynamics, Inc.	1,533	69,276

		4,841,836

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.	13,644	254,188
Annaly Capital Management, Inc.	80,268	821,142
Anworth Mortgage Asset Corp.	37,609	174,130
Apollo Commercial Real Estate Finance, Inc.	16,996	320,715
Capstead Mortgage Corp.	3,030	23,967
Chimera Investment Corp.	13,132	238,083
Dynex Capital, Inc.	8,033	51,251
New Residential Investment Corp.	15,043	268,066
Starwood Property Trust, Inc.	33,800	727,376
Two Harbors Investment Corp.	15,805	235,969

		3,114,887

Multiline Retail — 1.0%
Big Lots, Inc.(a)	6,300	263,277
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	4,633	542,839
Dollar General Corp.	1,339	146,353
Kohl’s Corp.(a)	8,339	621,672
Macy’s, Inc.	9,470	328,893

A933

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Marks & Spencer Group PLC (United Kingdom)	219,562	$825,117
Matahari Department Store Tbk PT (Indonesia)	47,900	22,256
Target Corp.	18,925	1,669,374

		4,419,781

Multi-Utilities — 1.0%
Avista Corp.	7,496	378,998
Canadian Utilities Ltd. (Canada) (Class A Stock)	22,000	540,951
CMS Energy Corp.	13,789	675,661
Consolidated Edison, Inc.	9,306	709,024
National Grid PLC (United Kingdom)	43,338	446,634
NorthWestern Corp.	7,708	452,151
Public Service Enterprise Group, Inc.	6,803	359,130
Unitil Corp.	1,717	87,395
WEC Energy Group, Inc.	8,931	596,234

		4,246,178

Oil, Gas & Consumable Fuels — 4.1%
Alliance Resource Partners LP, MLP	12,147	247,799
Anadarko Petroleum Corp.	24,164	1,628,895
Bangchak Corp. PCL (Thailand), NVDR	58,600	63,862
BP PLC (United Kingdom)	137,589	1,053,758
Caltex Australia Ltd. (Australia)	22,071	476,948
Chevron Corp.	3,465	423,700
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,278,000	1,280,611
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	337,276	768,910
Delek US Holdings, Inc.	12,870	546,074
Enable Midstream Partners LP, MLP	33,200	559,088
Enagas SA (Spain)	35,747	964,017
Exxon Mobil Corp.	14,013	1,191,385
Formosa Petrochemical Corp. (Taiwan)	222,000	1,075,263
HollyFrontier Corp.	4,671	326,503
Indo Tambangraya Megah Tbk PT (Indonesia)	86,200	149,582
IRPC PCL (Thailand), NVDR	1,010,100	212,573
JXTG Holdings, Inc. (Japan)	116,900	882,010
Marathon Petroleum Corp.	2,842	227,275
Motor Oil Hellas Corinth Refineries SA (Greece)	6,668	174,178
Newfield Exploration Co.*	11,862	341,981
Occidental Petroleum Corp.	11,760	966,319
ONEOK, Inc.	5,048	342,204
PetroChina Co. Ltd. (China) (Class H Stock)	26,000	21,124
Petronas Dagangan Bhd (Malaysia)	27,300	173,177
Phillips 66	4,311	485,936
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)*	18,154	31,808
PTT PCL (Thailand), NVDR	329,000	552,147
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	28,605	977,166
Semirara Mining & Power Corp. (Philippines)	319,920	158,433
Spectra Energy Partners LP, MLP	6,600	235,686

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Star Petroleum Refining PCL (Thailand), NVDR	471,100	$217,083
TC PipeLines LP, MLP	3,468	105,184
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	4,290	95,531
Valero Energy Corp.	8,088	920,010
Williams Cos., Inc. (The)	6,492	176,518

		18,052,738

Paper & Forest Products — 0.1%
Mondi Ltd. (United Kingdom)	6,633	182,348
Schweitzer-Mauduit International, Inc.	4,067	155,807
Suzano Papel e Celulose SA (Brazil)	22,700	269,744

		607,899

Personal Products — 0.0%
Chlitina Holding Ltd. (China)	27,000	204,974

Pharmaceuticals — 2.9%
Allergan PLC	7,621	1,451,648
Bausch Health Cos., Inc.*	3,323	85,301
Bristol-Myers Squibb Co.	8,701	540,158
China Shineway Pharmaceutical Group Ltd. (China)	21,000	28,663
Consun Pharmaceutical Group Ltd. (China)	171,000	136,385
Eli Lilly & Co.	7,697	825,965
Formosa Laboratories, Inc. (Taiwan)	48,000	76,444
GlaxoSmithKline PLC (United Kingdom)	36,388	728,979
Johnson & Johnson	4,271	590,124
Merck & Co., Inc.	10,866	770,834
Mitsubishi Tanabe Pharma Corp. (Japan)	23,900	398,582
Novartis AG (Switzerland)	11,948	1,023,798
Novo Nordisk A/S (Denmark) (Class B Stock)	19,304	909,613
Pfizer, Inc.	52,198	2,300,366
Roche Holding AG (Switzerland)	4,156	1,005,788
Sanofi (France)	11,944	1,060,726
Shionogi & Co. Ltd. (Japan)	10,000	652,448

		12,585,822

Professional Services — 0.4%
CRA International, Inc.	8,326	418,132
Forrester Research, Inc.	9,071	416,359
Insperity, Inc.	6,471	763,254
ManpowerGroup, Inc.	296	25,444
Resources Connection, Inc.	21,311	353,763

		1,976,952

Real Estate Management & Development — 0.7%
Ananda Development PCL (Thailand), NVDR	824,700	128,801
China Overseas Land & Investment Ltd. (China)	21,491	67,261
China Vanke Co. Ltd. (China) (Class H Stock)	188,100	621,498
Corp Inmobiliaria Vesta SAB de CV (Mexico)	124,600	191,554
Daito Trust Construction Co. Ltd. (Japan)	5,300	680,742
Huaku Development Co. Ltd. (Taiwan)	71,000	155,902
Hysan Development Co. Ltd. (Hong Kong)	152,000	768,081

A934

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
K Wah International Holdings Ltd. (Hong Kong)	144,000	$68,185
Pruksa Holding PCL (Thailand), NVDR	84,200	55,176
Quality Houses PCL (Thailand), NVDR	1,948,500	208,630
SP Setia Bhd Group (Malaysia)	60,800	39,568

		2,985,398

Road & Rail — 0.5%
ComfortDelGro Corp. Ltd. (Singapore)	459,400	816,823
Globaltrans Investment PLC (Russia), GDR	19,363	199,067
Landstar System, Inc.	110	13,419
Union Pacific Corp.	7,873	1,281,961

		2,311,270

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	9,621	371,852
ASE Technology Holding Co. Ltd. (Taiwan)*	12,374	30,167
Broadcom, Inc.	8,263	2,038,730
Brooks Automation, Inc.	7,441	260,658
Chipbond Technology Corp. (Taiwan)	86,000	166,492
Cohu, Inc.	9,798	245,930
Cree, Inc.*(a)	16,947	641,783
Intel Corp.	48,007	2,270,252
Lam Research Corp.(a)	1,536	233,011
Marvell Technology Group Ltd.	9,655	186,342
Maxim Integrated Products, Inc.	10,343	583,242
MKS Instruments, Inc.	4,026	322,684
Novatek Microelectronics Corp. (Taiwan)	247,000	1,223,864
Phison Electronics Corp. (Taiwan)	22,000	175,128
Powertech Technology, Inc. (Taiwan)	70,000	190,783
Sitronix Technology Corp. (Taiwan)	60,000	165,094
Skyworks Solutions, Inc.	6,773	614,379
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	259,000	2,219,295
Teradyne, Inc.	1,335	49,368
Texas Instruments, Inc.	7,189	771,308
United Microelectronics Corp. (Taiwan)	1,508,000	797,774
Xilinx, Inc.	2,905	232,894
Xperi Corp.	19,525	289,946

		14,080,976

Software — 1.2%
Autodesk, Inc.*	7,650	1,194,242
CA, Inc.	11,707	516,864
Citrix Systems, Inc.*	6,109	679,076
Microsoft Corp.	10,394	1,188,762
Nuance Communications, Inc.*	33,223	575,422
Oracle Corp.	18,103	933,391

		5,087,757

Specialty Retail — 1.6%
Aaron’s, Inc.	9,406	512,251
Abercrombie & Fitch Co. (Class A Stock)(a)	12,476	263,493
American Eagle Outfitters, Inc.	17,698	439,441
AutoNation, Inc.*	848	35,234
Best Buy Co., Inc.	13,013	1,032,712
Chico’s FAS, Inc.	8,673	75,195
Children’s Place, Inc. (The)(a)	3,179	406,276
DSW, Inc. (Class A Stock)	9,863	334,158
Foot Locker, Inc.	10,624	541,611

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Gap, Inc. (The)	3,607	$104,062
Home Depot, Inc. (The)	3,264	676,138
O’Reilly Automotive, Inc.*	789	274,035
Rent-A-Center, Inc.*	14,514	208,711
Ross Stores, Inc.	3,868	383,319
Shoe Carnival, Inc.(a)	1,250	48,125
TJX Cos., Inc. (The)	8,277	927,190
Tractor Supply Co.	588	53,437
USS Co. Ltd. (Japan)	15,609	289,317
Williams-Sonoma, Inc.(a)	6,687	439,470

		7,044,175

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	16,792	3,790,626
Foxconn Technology Co. Ltd. (Taiwan)	12,231	29,818
Hewlett Packard Enterprise Co.	12,661	206,501
HP, Inc.	7,710	198,687
Inventec Corp. (Taiwan)	246,000	220,937
Lite-On Technology Corp. (Taiwan)	669,245	841,514
Neopost SA (France)	8,737	265,816
NetApp, Inc.	1,632	140,172
Samsung Electronics Co. Ltd. (South Korea)	20,500	858,071
Seagate Technology PLC(a)	31,243	1,479,356
Western Digital Corp.	25,583	1,497,629
Xerox Corp.	17,761	479,192

		10,008,319

Textiles, Apparel & Luxury Goods — 0.9%
361 Degrees International Ltd. (China)	560,000	142,515
Burberry Group PLC (United Kingdom)	23,970	629,784
Carter’s, Inc.	507	49,990
Columbia Sportswear Co.	5,549	516,445
Culp, Inc.	2,406	58,225
MC Group PCL (Thailand), NVDR	311,200	123,201
Movado Group, Inc.	12,609	528,317
Oxford Industries, Inc.	5,671	511,524
Ralph Lauren Corp.	6,700	921,585
Wolverine World Wide, Inc.	3,096	120,899
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	163,100	453,352

		4,055,837

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.*	2,589	34,460
New York Community Bancorp, Inc.	7,105	73,679
Oritani Financial Corp.	17,960	279,278
Radian Group, Inc.	571	11,803

		399,220

Tobacco — 0.7%
Altria Group, Inc.	9,298	560,762
British American Tobacco Malaysia Bhd (Malaysia)	3,500	26,843
Gudang Garam Tbk PT (Indonesia)	27,400	136,294
Imperial Brands PLC (United Kingdom)	25,403	881,244
Japan Tobacco, Inc. (Japan)	8,600	224,808
KT&G Corp. (South Korea)	13,185	1,234,586

A935

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Vector Group Ltd.	8,480	$116,852

		3,181,389

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	5,756	450,407
Marubeni Corp. (Japan)	94,800	866,801
Mitsui & Co. Ltd. (Japan)	56,900	1,010,889
MSC Industrial Direct Co., Inc. (Class A Stock)	4,818	424,514
NOW, Inc.*(a)	8,299	137,348
Sumitomo Corp. (Japan)	56,200	935,558
W.W. Grainger, Inc.(a)	3,668	1,310,980

		5,136,497

Transportation Infrastructure — 0.4%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	734,000	890,386
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	5,200	56,890
Hutchison Port Holdings Trust (Hong Kong), UTS	2,169,600	542,413
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	80,000	102,595
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	180,000	180,675
TAV Havalimanlari Holding A/S (Turkey)	24,999	129,698

		1,902,657

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	104,000	184,842
TTW PCL (Thailand), NVDR	455,600	171,833

		356,675

Wireless Telecommunication Services — 0.5%
China Mobile Ltd. (China)	13,500	133,372
Far EasTone Telecommunications Co. Ltd. (Taiwan)	19,000	45,258
Intouch Holdings PCL (Thailand), NVDR	78,300	130,792
KDDI Corp. (Japan)	14,800	409,027
NTT DOCOMO, Inc. (Japan)	19,500	523,931
Rogers Communications, Inc. (Canada) (Class B Stock)	10,800	555,448
SK Telecom Co. Ltd. (South Korea)	1,000	254,304

		2,052,132

TOTAL COMMON STOCKS (cost $278,446,808)		309,249,272

PREFERRED STOCKS — 0.1%
Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC B)	19,481	137,863

Oil, Gas & Consumable Fuels — 0.1%
Surgutneftegas PJSC (Russia) (PRFC)	362,600	212,779

		Shares	Value
PREFERRED STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Transneft PJSC (Russia) (PRFC)		39	$98,739

			311,518

TOTAL PREFERRED STOCKS (cost $452,873)			449,381

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.6%
iShares Core S&P 500 ETF		6,700	1,961,291
iShares MSCI ACWI ETF(a)		87,000	4,149,030
iShares Russell 1000 ETF(a)		24,500	3,961,895
iShares Russell 1000 Value ETF		1,250	158,275
iShares Russell 2000 ETF		8,500	1,432,675

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $11,273,940)			11,663,166

TOTAL LONG-TERM INVESTMENTS (cost $354,365,369)			386,716,932

SHORT-TERM INVESTMENTS — 17.5%

AFFILIATED MUTUAL FUNDS — 8.1%
PGIM Core Ultra Short Bond Fund(w)		10,546,797	10,546,797
PGIM Institutional Money Market Fund (cost $25,352,156; includes $25,312,510 of cash collateral for securities on loan)(b)(w)		25,349,123	25,351,658

TOTAL AFFILIATED MUTUAL FUNDS (cost $35,898,953)			35,898,455

UNAFFILIATED FUND — 0.8%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $3,290,688)		3,290,688	3,290,688

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 8.6%
U.S. Treasury Bill
2.081%	12/27/18	38,105	37,906,782

(cost $37,915,301)
TOTAL SHORT-TERM INVESTMENTS (cost $77,104,942)			77,095,925

TOTAL INVESTMENTS — 105.1% (cost $431,470,311)			463,812,857
Liabilities in excess of other assets(z) — (5.1)%			(22,615,444)

NET ASSETS — 100.0%			$441,197,413

A936

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,720,748; cash collateral of $25,312,510 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
299	S&P 500 E-Mini Index	Dec. 2018	$43,639,050	$362,538

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS AG	$1,973,400	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$101,253,568	$—	$—
Common Stocks
Aerospace & Defense	4,700,814	1,032,581	—
Air Freight & Logistics	513,313	995,420	—
Airlines	937,867	1,643,052	—
Auto Components	309,709	1,738,560	—
Automobiles	1,591,002	1,396,364	—
Banks	15,145,901	9,213,416	—
Beverages	1,768,497	435,851	—
Biotechnology	7,344,418	—	—
Building Products	536,907	—	—
Capital Markets	3,106,075	682,247	—
Chemicals	986,770	3,103,050	—
Commercial Services & Supplies	3,729,442	—	—
Communications Equipment	3,638,471	854,535	—
Construction & Engineering	1,744,113	4,816,427	—
Construction Materials	—	785,699	—
Consumer Finance	1,855,553	—	—
Containers & Packaging	1,370,707	226,843	—
Diversified Consumer Services	981,969	169,559	—
Diversified Telecommunication Services	2,399,141	6,086,416	—
Electric Utilities	6,745,361	4,085,722	—
Electrical Equipment	499,589	83,431	—
Electronic Equipment, Instruments & Components	1,905,260	2,210,636	—
Energy Equipment & Services	1,668,268	—	—

A937

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$ 5,319,823	$ 1,056,709	$ —
Food & Staples Retailing	4,005,717	5,380,198	—
Food Products	5,500,791	3,976,575	—
Gas Utilities	765,425	675,517	—
Health Care Equipment & Supplies	3,687,583	—	—
Health Care Providers & Services	10,961,059	449,107	—
Health Care Technology	312,373	—	—
Hotels, Restaurants & Leisure	7,169,812	1,119,198	—
Household Durables	947,414	2,346,077	—
Household Products	2,634,099	—	—
Independent Power & Renewable Electricity Producers	315,773	490,343	—
Industrial Conglomerates	741,015	1,014,828	—
Insurance	9,969,219	7,919,513	—
Internet & Direct Marketing Retail	490,810	126,142	—
Internet Software & Services	2,280,699	—	—
IT Services	4,728,132	—	—
Leisure Products	470,576	—	—
Life Sciences Tools & Services	482,302	—	—
Machinery	2,307,352	15,283	—
Marine	—	132,258	—
Media	7,399,068	2,366,157	—
Metals & Mining	3,292,550	1,549,286	—
Mortgage Real Estate Investment Trusts (REITs)	3,114,887	—	—
Multiline Retail	3,572,408	847,373	—
Multi-Utilities	3,799,544	446,634	—
Oil, Gas & Consumable Fuels	8,724,557	9,328,181	—
Paper & Forest Products	425,551	182,348	—
Personal Products	—	204,974	—
Pharmaceuticals	6,564,396	6,021,426	—
Professional Services	1,976,952	—	—
Real Estate Management & Development	191,554	2,793,844	—
Road & Rail	1,494,447	816,823	—
Semiconductors & Semiconductor Equipment	9,112,379	4,968,597	—
Software	5,087,757	—	—
Specialty Retail	6,754,858	289,317	—
Technology Hardware, Storage & Peripherals	7,792,163	2,216,156	—
Textiles, Apparel & Luxury Goods	2,706,985	1,348,852	—
Thrifts & Mortgage Finance	399,220	—	—
Tobacco	677,614	2,503,775	—
Trading Companies & Distributors	2,323,249	2,813,248	—
Transportation Infrastructure	56,890	1,845,767	—
Water Utilities	—	356,675	—
Wireless Telecommunication Services	555,448	1,496,684	—
Preferred Stocks	137,863	311,518	—
Unaffiliated Exchange Traded Funds	11,663,166	—	—
Unaffiliated Fund	3,290,688	—	—
U.S. Treasury Obligation	—	37,906,782	—
Other Financial Instruments*
Futures Contracts	362,538	—	—

Total	$319,299,421	$144,875,974	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

A938

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Air Freight & Logistics — 3.9%
Expeditors International of Washington, Inc.	1,122,866	$82,564,337
United Parcel Service, Inc. (Class B Stock)	253,066	29,545,456

		112,109,793

Beverages — 5.8%
Coca-Cola Co. (The)	1,490,868	68,863,193
Monster Beverage Corp.*	1,674,004	97,560,953

		166,424,146

Biotechnology — 5.4%
Amgen, Inc.	257,688	53,416,146
Regeneron Pharmaceuticals, Inc.*	253,888	102,580,908

		155,997,054

Capital Markets — 4.2%
FactSet Research Systems, Inc.(a)	224,904	50,313,274
SEI Investments Co.(a)	1,164,579	71,155,777

		121,469,051

Communications Equipment — 2.9%
Cisco Systems, Inc.	1,739,686	84,635,724

Consumer Finance — 1.1%
American Express Co.	304,002	32,373,173

Energy Equipment & Services — 2.5%
Schlumberger Ltd.	1,178,944	71,821,269

Food Products — 2.7%
Danone SA (France), ADR(a)	5,082,250	78,596,996

Health Care Equipment & Supplies — 1.6%
Varian Medical Systems, Inc.*	408,894	45,767,505

Health Care Technology — 2.1%
Cerner Corp.*	962,622	62,002,482

Hotels, Restaurants & Leisure — 5.6%
Starbucks Corp.	1,367,627	77,735,919
Yum China Holdings, Inc. (China)	975,171	34,238,254
Yum! Brands, Inc.	549,054	49,914,499

		161,888,672

Household Products — 4.4%
Colgate-Palmolive Co.	842,580	56,410,730
Procter & Gamble Co. (The)	861,297	71,685,749

		128,096,479

Internet & Direct Marketing Retail — 7.8%
Amazon.com, Inc.*	111,797	223,929,390

Internet Software & Services — 17.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	952,989	157,014,468
Alphabet, Inc. (Class C Stock)*	74,410	88,806,103
Alphabet, Inc. (Class A Stock)*	74,216	89,584,649
Facebook, Inc. (Class A Stock)*	981,115	161,354,173

		496,759,393

IT Services — 7.4%
Automatic Data Processing, Inc.	186,924	28,161,970
Visa, Inc. (Class A Stock)(a)	1,240,174	186,137,716

		214,299,686

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 2.5%
Deere & Co.(a)	482,645	$72,556,023

Pharmaceuticals — 5.3%
Merck & Co., Inc.	441,533	31,322,351
Novartis AG (Switzerland), ADR	547,638	47,184,490
Novo Nordisk A/S (Denmark), ADR	1,602,871	75,559,339

		154,066,180

Semiconductors & Semiconductor Equipment — 3.2%
QUALCOMM, Inc.(a)	1,265,694	91,167,939

Software — 12.9%
Autodesk, Inc.*	800,744	125,004,146
Microsoft Corp.	854,607	97,741,403
Oracle Corp.	2,919,458	150,527,254

		373,272,803

TOTAL LONG-TERM INVESTMENTS (cost $1,759,675,117)		2,847,233,758

SHORT-TERM INVESTMENTS — 17.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	39,649,853	39,649,853
PGIM Institutional Money Market Fund (cost $451,873,491; includes $451,232,170 of cash collateral for securities on loan)(b)(w)	451,816,223	451,861,404

TOTAL SHORT-TERM INVESTMENTS (cost $491,523,344)		491,511,257

TOTAL INVESTMENTS — 115.5% (cost $2,251,198,461)		3,338,745,015
Liabilities in excess of other assets — (15.5)%		(448,419,568)

NET ASSETS — 100.0%		$2,890,325,447

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $440,105,089; cash collateral of $451,232,170 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A939

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks
Air Freight & Logistics	$112,109,793	$—	$—
Beverages	166,424,146	—	—
Biotechnology	155,997,054	—	—
Capital Markets	121,469,051	—	—
Communications Equipment	84,635,724	—	—
Consumer Finance	32,373,173	—	—
Energy Equipment & Services	71,821,269	—	—
Food Products	78,596,996	—	—
Health Care Equipment & Supplies	45,767,505	—	—
Health Care Technology	62,002,482	—	—
Hotels, Restaurants & Leisure	161,888,672	—	—
Household Products	128,096,479	—	—
Internet & Direct Marketing Retail	223,929,390	—	—
Internet Software & Services	496,759,393	—	—
IT Services	214,299,686	—	—
Machinery	72,556,023	—	—
Pharmaceuticals	154,066,180	—	—
Semiconductors & Semiconductor Equipment	91,167,939	—	—
Software	373,272,803	—	—
Affiliated Mutual Funds	491,511,257	—	—

Total	$3,338,745,015	$—	$—

A940

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
AFFILIATED MUTUAL FUNDS — 92.1%
AST FQ Absolute Return Currency Portfolio*	134,571	$1,258,235
AST Morgan Stanley Multi-Asset Portfolio*	293,158	2,635,489
AST Neuberger Berman Long/Short Portfolio*	199,116	2,303,768
AST PIMCO Dynamic Bond Fund*	163,903	1,568,554
AST Wellington Management Real Total Return Portfolio*	207,730	1,884,113

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,533,267)(w)		9,650,159

UNAFFILIATED FUNDS — 6.9%
Arbitrage Fund (The) (Institutional Shares)	23,973	315,241
Gabelli ABC Fund (Advisor Class Shares)	19,811	206,227
Touchstone Merger Arbitrage Fund (Retail Shares)	19,477	204,509

TOTAL UNAFFILIATED FUNDS (cost $729,613)		725,977

TOTAL LONG-TERM INVESTMENTS (cost $10,262,880)		10,376,136

	Shares	Value
SHORT-TERM INVESTMENT — 1.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $143,448)(w)	143,448	$143,448

TOTAL INVESTMENTS — 100.4% (cost $10,406,328)		10,519,584
Liabilities in excess of other assets — (0.4)%		(38,790)

NET ASSETS — 100.0%		$10,480,794

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,793,607	$—	$—
Unaffiliated Funds	725,977	—	—

Total	$10,519,584	$—	$—

A941

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%

AFFILIATED MUTUAL FUNDS — 97.1%
AST AQR Emerging Markets Equity Portfolio*	339,610	$3,983,625
AST ClearBridge Dividend Growth Portfolio* .	102,683	1,899,642
AST Global Real Estate Portfolio*	17,550	222,011
AST Goldman Sachs Mid-Cap Growth Portfolio*	259,500	2,740,321
AST Hotchkis & Wiley Large-Cap Value Portfolio*	99,171	3,089,180
AST International Growth Portfolio*	319,144	5,824,370
AST International Value Portfolio*	286,519	5,887,969
AST Loomis Sayles Large-Cap Growth Portfolio*	57,318	3,156,515
AST MFS Global Equity Portfolio*	93,535	1,970,783
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	76,843	2,730,247
AST QMA US Equity Alpha Portfolio*	110,957	3,659,376
AST Small-Cap Growth Portfolio*	16,828	898,303
AST Small-Cap Value Portfolio*	37,797	1,121,809
AST T. Rowe Price Natural Resources Portfolio*	14,726	351,498

TOTAL AFFILIATED MUTUAL FUNDS (cost $30,391,945)(w)		37,535,649

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.2%
Financial Select Sector SPDR Fund	7,200	198,576
SPDR S&P 500 ETF Trust	1,300	377,936
Vanguard FTSE Developed Markets ETF	5,400	233,658
Vanguard FTSE Emerging Markets ETF	700	28,700

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $690,819)		838,870

TOTAL LONG-TERM INVESTMENTS (cost $31,082,764)		38,374,519

	Shares	Value
SHORT-TERM INVESTMENT — 0.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $309,952)(w)	309,952	$309,952

TOTAL INVESTMENTS — 100.1% (cost $31,392,716)		38,684,471
Liabilities in excess of other assets — (0.1)%		(55,716)

NET ASSETS — 100.0%		$38,628,755

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$37,845,601	$—	$—
Unaffiliated Exchange Traded Funds	838,870	—	—

Total	$38,684,471	$—	$—

A942

AST MANAGED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS — 97.1%
AST BlackRock Low Duration Bond Portfolio*	331,903	$3,577,916
AST High Yield Portfolio*	54,017	560,157
AST PIMCO Dynamic Bond Fund*	39,749	380,403
AST Prudential Core Bond Portfolio*	2,418,010	29,161,198
AST Wellington Management Global Bond Portfolio*	229,190	2,452,331
AST Western Asset Core Plus Bond Portfolio*	418	5,188
AST Western Asset Emerging Markets Debt Portfolio*	34,901	376,229

TOTAL AFFILIATED MUTUAL FUNDS (cost $35,783,530)(w)		36,513,422

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.5%
iShares Floating Rate Bond ETF	9,158	467,241
iShares TIPS Bond ETF	4,308	476,551

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $954,229)		943,792

TOTAL LONG-TERM INVESTMENTS (cost $36,737,759)		37,457,214

	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $215,532)(w)	215,532	$215,532

TOTAL INVESTMENTS — 100.2% (cost $36,953,291)		37,672,746
Liabilities in excess of other assets — (0.2)%		(57,309)

NET ASSETS — 100.0%		$37,615,437

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$36,728,954	$—	$—
Unaffiliated Exchange Traded Funds	943,792	—	—

Total	$37,672,746	$—	$—

A943

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Austria — 0.4%
Erste Group Bank AG*	70,097	$2,910,012

Brazil — 0.3%
Ambev SA	541,075	2,465,187

Canada — 2.0%
Canadian National Railway Co.	163,195	14,654,910

Denmark — 0.7%
Carlsberg A/S (Class B Stock)	40,376	4,843,844

France — 9.9%
Air Liquide SA	55,652	7,311,667
Danone SA	161,766	12,524,104
Hermes International	2,474	1,637,077
Legrand SA	80,459	5,860,659
LVMH Moet Hennessy Louis Vuitton SE	48,286	17,069,109
Pernod Ricard SA	80,773	13,252,512
Schneider Electric SE	173,347	13,960,685

		71,615,813

Germany — 6.2%
Bayer AG	188,314	16,668,168
Brenntag AG	64,061	3,948,950
Deutsche Boerse AG	22,423	2,999,533
Linde AG	41,382	9,747,281
Merck KGaA	53,997	5,572,278
MTU Aero Engines AG	24,302	5,469,220

		44,405,430

Israel — 1.3%
Check Point Software Technologies Ltd.*(a)	81,327	9,569,748

Japan — 2.3%
Hoya Corp.	74,700	4,440,088
Kubota Corp.	488,800	8,313,056
Olympus Corp.	94,000	3,652,636

		16,405,780

Macau — 0.2%
Sands China Ltd.	274,400	1,241,296

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV (Class O Stock)	357,821	2,588,533

Netherlands — 2.3%
Akzo Nobel NV	109,244	10,192,922
Heineken NV	66,239	6,202,374

		16,395,296

South Korea — 0.8%
Samsung Electronics Co. Ltd.	142,433	5,961,837

Spain — 1.1%
Aena SME SA, 144A	46,814	8,110,813

Sweden — 1.9%
Essity AB (Class B Stock)	551,986	13,867,660

Switzerland — 7.4%
Adecco Group AG	65,059	3,401,659
Cie Financiere Richemont SA	77,770	6,314,636
Julius Baer Group Ltd.*	68,481	3,405,774
Nestle SA	213,454	17,780,534

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Roche Holding AG	45,630	$11,042,860
Sonova Holding AG	12,808	2,533,034
UBS Group AG*	541,653	8,512,040

		52,990,537

Thailand — 0.2%
Kasikornbank PCL	244,700	1,634,896

United Kingdom — 7.9%
Burberry Group PLC	156,602	4,114,537
Compass Group PLC	343,468	7,630,331
Diageo PLC	404,701	14,325,459
Reckitt Benckiser Group PLC	186,910	17,069,070
Whitbread PLC	74,633	4,587,493
WPP PLC	636,806	9,325,723

		57,052,613

United States — 54.0%
3M Co.	56,683	11,943,675
Abbott Laboratories	154,628	11,343,510
Accenture PLC (Class A Stock)	107,753	18,339,561
American Express Co.	102,450	10,909,901
Amphenol Corp. (Class A Stock)	42,659	4,010,799
Aon PLC	47,730	7,339,919
Aptiv PLC	44,845	3,762,496
AutoZone, Inc.*	4,553	3,531,762
Bank of New York Mellon Corp. (The)(a)	220,889	11,263,130
Cisco Systems, Inc.	130,741	6,360,550
Cognizant Technology Solutions Corp. (Class A Stock)	105,456	8,135,930
Colgate-Palmolive Co.	121,296	8,120,767
Comcast Corp. (Class A Stock)	524,785	18,582,637
Cooper Cos., Inc. (The)	31,392	8,700,293
Coty, Inc. (Class A Stock)(a)	592,049	7,436,135
eBay, Inc.*	169,337	5,591,508
Franklin Resources, Inc.(a)	99,679	3,031,238
Goldman Sachs Group, Inc. (The)	29,184	6,544,220
Harley-Davidson, Inc.	60,116	2,723,255
Honeywell International, Inc.	113,554	18,895,386
Johnson & Johnson	20,920	2,890,516
Kansas City Southern	106,751	12,092,753
Kellogg Co.	102,387	7,169,138
Medtronic PLC	214,002	21,051,377
Microchip Technology, Inc.(a)	35,121	2,771,398
National Oilwell Varco, Inc.	52,158	2,246,967
NOW, Inc.*(a)	30,386	502,888
Omnicom Group, Inc.(a)	50,484	3,433,922
Oracle Corp.	218,326	11,256,889
PayPal Holdings, Inc.*	49,685	4,364,330
PPG Industries, Inc.	57,743	6,301,494
Praxair, Inc.	18,879	3,034,422
Sally Beauty Holdings, Inc.*(a)	133,117	2,448,022
Schlumberger Ltd.	76,013	4,630,712
State Street Corp.	151,576	12,699,037
Stryker Corp.	79,262	14,083,272
Thermo Fisher Scientific, Inc.	91,248	22,271,812
United Parcel Service, Inc. (Class B Stock)	105,612	12,330,200
United Technologies Corp.	58,526	8,182,520
Visa, Inc. (Class A Stock)(a)	146,405	21,973,926
Walt Disney Co. (The)	124,096	14,511,786

A944

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Waters Corp.*(a)	30,546	$5,946,695
Wynn Resorts Ltd.	11,142	1,415,703
Zimmer Biomet Holdings, Inc.	109,930	14,452,497

		388,628,948

TOTAL LONG-TERM INVESTMENTS
(cost $554,592,003)		715,343,153

SHORT-TERM INVESTMENTS — 8.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund (w)	2,920,474	2,920,474
PGIM Institutional Money Market Fund (cost $59,245,080; includes $59,151,716 of cash collateral for securities on loan)(b)(w)	59,238,269	59,244,193

Value
TOTAL SHORT-TERM INVESTMENTS
(cost $62,165,554)	$62,164,667

TOTAL INVESTMENTS — 107.9%
(cost $616,757,557)	777,507,820
Liabilities in excess of other assets — (7.9)%	(57,188,271)

NET ASSETS — 100.0%	$720,319,549

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,751,980; cash collateral of $59,151,716 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$2,910,012	$ —
Brazil	2,465,187	—	—
Canada	14,654,910	—	—
Denmark	—	4,843,844	—
France	—	71,615,813	—
Germany	—	44,405,430	—
Israel	9,569,748	—	—
Japan	—	16,405,780	—
Macau	—	1,241,296	—
Mexico	2,588,533	—	—
Netherlands	—	16,395,296	—
South Korea	—	5,961,837	—
Spain	—	8,110,813	—
Sweden	—	13,867,660	—
Switzerland	—	52,990,537	—
Thailand	—	1,634,896	—
United Kingdom	—	57,052,613	—
United States	388,628,948	—	—
Affiliated Mutual Funds	62,164,667	—	—

Total	$480,071,993	$297,435,827	$ —

A945

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Health Care Equipment & Supplies	11.1%
Affiliated Mutual Funds (8.2% represents investments purchased with collateral from securities on loan)	8.6
IT Services	7.3
Capital Markets	6.7
Media	6.4
Beverages	5.7
Household Products	5.4
Food Products	5.2
Chemicals	5.1
Pharmaceuticals	5.0
Industrial Conglomerates	4.3
Textiles, Apparel & Luxury Goods	4.0
Life Sciences Tools & Services	3.9
Road & Rail	3.7
Software	2.9
Electrical Equipment	2.8
Hotels, Restaurants & Leisure	2.1

Aerospace & Defense	1.9%
Air Freight & Logistics	1.7
Consumer Finance	1.5
Machinery	1.2
Transportation Infrastructure	1.1
Personal Products	1.0
Insurance	1.0
Banks	1.0
Energy Equipment & Services	1.0
Communications Equipment	0.9
Specialty Retail	0.8
Technology Hardware, Storage & Peripherals	0.8
Internet Software & Services	0.8
Trading Companies & Distributors	0.6
Electronic Equipment, Instruments & Components	0.6
Auto Components	0.5
Professional Services	0.5
Semiconductors & Semiconductor Equipment	0.4
Automobiles	0.4

107.9
Liabilities in excess of other assets	(7.9)

100.0%

A946

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Auto Components — 0.0%
Garrett Motion, Inc. (Switzerland)*	227	$4,207

Beverages — 1.4%
Constellation Brands, Inc. (Class A Stock)	56,355	12,151,265
Monster Beverage Corp.*	66,860	3,896,601
Pernod Ricard SA (France)	18,619	3,054,839

		19,102,705

Biotechnology — 2.3%
Biogen, Inc.*	27,316	9,651,017
BioMarin Pharmaceutical, Inc.*(a)	30,009	2,909,973
Regeneron Pharmaceuticals, Inc.*	8,203	3,314,340
Vertex Pharmaceuticals, Inc.*	75,443	14,540,884

		30,416,214

Capital Markets — 2.9%
Blackstone Group LP (The) (MLP)	102,565	3,905,675
Charles Schwab Corp. (The)	246,039	12,092,817
Intercontinental Exchange, Inc.	173,390	12,985,177
MSCI, Inc.	53,910	9,564,173

		38,547,842

Chemicals — 1.5%
Sherwin-Williams Co. (The)	45,518	20,720,249

Construction Materials — 1.0%
Vulcan Materials Co.(a)	120,237	13,370,354

Electrical Equipment — 0.8%
AMETEK, Inc.	132,750	10,503,180

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. (Class A Stock)	111,658	10,498,085
FLIR Systems, Inc.	68,402	4,204,672
TE Connectivity Ltd.	50,989	4,483,463

		19,186,220

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	120,975	17,577,668

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	32,051	7,528,139

Health Care Equipment & Supplies — 6.3%
Abbott Laboratories	182,339	13,376,389
Boston Scientific Corp.*	142,487	5,485,750
Danaher Corp.	219,008	23,797,409
Edwards Lifesciences Corp.*	64,538	11,236,066
Medtronic PLC	205,989	20,263,139
Stryker Corp.	61,010	10,840,257

		84,999,010

Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc.*	5,343	2,428,500
Hilton Worldwide Holdings, Inc.	68,480	5,531,814
Marriott International, Inc. (Class A Stock)	85,916	11,343,489
Six Flags Entertainment Corp.(a)	69,585	4,858,425
Starbucks Corp.	90,010	5,116,168

		29,278,396

Household Products — 0.5%
Colgate-Palmolive Co.	104,897	7,022,854

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	8,454	$1,406,746
Roper Technologies, Inc.	51,631	15,293,619

		16,700,365

Insurance — 1.2%
Aon PLC	107,938	16,598,706

Internet & Direct Marketing Retail — 10.3%
Amazon.com, Inc.*	45,694	91,525,082
Booking Holdings, Inc.*	6,946	13,780,864
Netflix, Inc.*	89,979	33,663,843

		138,969,789

Internet Software & Services — 10.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	28,840	4,751,678
Alphabet, Inc. (Class A Stock)*	45,323	54,708,487
Alphabet, Inc. (Class C Stock)*	26,505	31,632,922
Facebook, Inc. (Class A Stock)*	277,408	45,622,520
Spotify Technology SA*	17,477	3,160,366

		139,875,973

IT Services — 15.6%
Cognizant Technology Solutions Corp. (Class A Stock)	69,843	5,388,387
Fidelity National Information Services, Inc.	122,479	13,358,785
Fiserv, Inc.*	318,811	26,263,650
FleetCor Technologies, Inc.*	48,793	11,116,997
Global Payments, Inc.	113,633	14,476,844
Mastercard, Inc. (Class A Stock)	220,085	48,993,122
PayPal Holdings, Inc.*	174,464	15,324,918
Square, Inc. (Class A Stock)*(a)	51,152	5,064,560
Visa, Inc. (Class A Stock)(a)	402,686	60,439,142
Worldpay, Inc. (Class A Stock)*	90,693	9,184,480

		209,610,885

Life Sciences Tools & Services — 2.5%
Illumina, Inc.*	3,746	1,375,007
Thermo Fisher Scientific, Inc.	132,772	32,406,990

		33,781,997

Machinery — 0.7%
Fortive Corp.(a)	109,016	9,179,147

Media — 0.7%
Comcast Corp. (Class A Stock)	275,728	9,763,528

Multiline Retail — 0.4%
Dollar Tree, Inc.*	57,294	4,672,326

Oil, Gas & Consumable Fuels — 0.9%
Concho Resources, Inc.*	28,355	4,331,226
Pioneer Natural Resources Co.	41,575	7,241,949

		11,573,175

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	60,673	8,817,000

Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	135,643	8,420,717
Elanco Animal Health, Inc.*	3,502	122,185
Eli Lilly & Co.	44,853	4,813,175

A947

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	199,161	$18,235,181

		31,591,258

Professional Services — 2.0%
CoStar Group, Inc.*	2,980	1,254,103
TransUnion	103,907	7,645,477
Verisk Analytics, Inc.*	153,664	18,524,195

		27,423,775

Road & Rail — 2.0%
Canadian Pacific Railway Ltd. (Canada)	56,462	11,966,556
Union Pacific Corp.	92,603	15,078,546

		27,045,102

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	80,003	7,397,077
NVIDIA Corp.	71,489	20,089,839

		27,486,916

Software — 18.5%
Activision Blizzard, Inc.	319,716	26,597,174
Adobe Systems, Inc.*	210,088	56,713,256
Electronic Arts, Inc.*	187,152	22,549,944
Intuit, Inc.	96,211	21,878,381
Microsoft Corp.	722,290	82,608,307
PTC, Inc.*(a)	33,513	3,558,745
salesforce.com, Inc.*	221,602	35,241,366

		249,147,173

Specialty Retail — 1.0%
Ross Stores, Inc.	141,515	14,024,137

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	100,480	22,682,355

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.*	26,215	4,259,675
NIKE, Inc. (Class B Stock)	202,669	17,170,118

		21,429,793

Tobacco — 0.5%
Philip Morris International, Inc.	73,817	6,019,038

TOTAL LONG-TERM INVESTMENTS (cost $794,062,649)		1,324,649,476

	Shares	Value
SHORT-TERM INVESTMENTS — 7.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	21,694,456	$21,694,456
PGIM Institutional Money Market Fund (cost $77,165,347; includes $77,063,049 of cash collateral for securities on loan)(b)(w)	77,156,634	77,164,350

TOTAL SHORT-TERM INVESTMENTS (cost $98,859,803)		98,858,806

TOTAL INVESTMENTS — 105.7% (cost $892,922,452)		1,423,508,282
Liabilities in excess of other assets — (5.7)%		(77,149,144)

NET ASSETS — 100.0%		$1,346,359,138

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $75,349,775; cash collateral of $77,063,049 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A948

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Auto Components	$4,207	$—	$—
Beverages	16,047,866	3,054,839	—
Biotechnology	30,416,214	—	—
Capital Markets	38,547,842	—	—
Chemicals	20,720,249	—	—
Construction Materials	13,370,354	—	—
Electrical Equipment	10,503,180	—	—
Electronic Equipment, Instruments & Components	19,186,220	—	—
Equity Real Estate Investment Trusts (REITs)	17,577,668	—	—
Food & Staples Retailing	7,528,139	—	—
Health Care Equipment & Supplies	84,999,010	—	—
Hotels, Restaurants & Leisure	29,278,396	—	—
Household Products	7,022,854	—	—
Industrial Conglomerates	16,700,365	—	—
Insurance	16,598,706	—	—
Internet & Direct Marketing Retail	138,969,789	—	—
Internet Software & Services	139,875,973	—	—
IT Services	209,610,885	—	—
Life Sciences Tools & Services	33,781,997	—	—
Machinery	9,179,147	—	—
Media	9,763,528	—	—
Multiline Retail	4,672,326	—	—
Oil, Gas & Consumable Fuels	11,573,175	—	—
Personal Products	8,817,000	—	—
Pharmaceuticals	31,591,258	—	—
Professional Services	27,423,775	—	—
Road & Rail	27,045,102	—	—
Semiconductors & Semiconductor Equipment	27,486,916	—	—
Software	249,147,173	—	—
Specialty Retail	14,024,137	—	—
Technology Hardware, Storage & Peripherals	22,682,355	—	—
Textiles, Apparel & Luxury Goods	21,429,793	—	—
Tobacco	6,019,038	—	—
Affiliated Mutual Funds	98,858,806	—	—

Total	$1,420,453,443	$3,054,839	$—

A949

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 3.5%
Lockheed Martin Corp.	30,891	$10,687,050
Northrop Grumman Corp.	87,621	27,808,277
United Technologies Corp.	120,990	16,915,612

		55,410,939

Air Freight & Logistics — 0.6%
United Parcel Service, Inc. (Class B Stock)	78,399	9,153,083

Auto Components — 0.7%
Aptiv PLC	139,546	11,707,909
Garrett Motion, Inc. (Switzerland)*	5,533	102,351

		11,810,260

Automobiles — 0.1%
Harley-Davidson, Inc.	49,436	2,239,451

Banks — 13.5%
Citigroup, Inc.	492,960	35,364,950
JPMorgan Chase & Co.	649,400	73,278,296
PNC Financial Services Group, Inc. (The)	163,900	22,321,541
U.S. Bancorp(a)	644,260	34,023,371
Wells Fargo & Co.	900,232	47,316,194

		212,304,352

Beverages — 1.7%
Diageo PLC (United Kingdom)	528,867	18,720,641
PepsiCo, Inc.	68,918	7,705,032

		26,425,673

Building Products — 1.7%
Johnson Controls International PLC	748,280	26,189,800

Capital Markets — 7.4%
Bank of New York Mellon Corp. (The)(a)	342,951	17,487,071
BlackRock, Inc.	35,396	16,683,197
Goldman Sachs Group, Inc. (The)	156,039	34,990,185
Moody’s Corp.	66,340	11,092,048
Nasdaq, Inc.	174,503	14,972,357
State Street Corp.	158,731	13,298,483
T. Rowe Price Group, Inc.	74,603	8,145,156

		116,668,497

Chemicals — 3.2%
DowDuPont, Inc.	81,756	5,257,728
PPG Industries, Inc.(a)	268,557	29,307,625
Sherwin-Williams Co. (The)	33,859	15,412,955

		49,978,308

Consumer Finance — 1.2%
American Express Co.	177,265	18,876,950

Containers & Packaging — 0.4%
Crown Holdings, Inc.*	125,540	6,025,920

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	224,631	11,993,049

Electric Utilities — 2.8%
Duke Energy Corp.	308,421	24,679,848
Southern Co. (The)	309,795	13,507,062
Xcel Energy, Inc.	134,319	6,341,201

		44,528,111

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 1.1%
Eaton Corp. PLC	192,570	$16,701,596

Energy Equipment & Services — 1.5%
Schlumberger Ltd.	390,958	23,817,161

Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage(a)	27,743	5,593,821

Food Products — 4.1%
Archer-Daniels-Midland Co.	200,744	10,091,401
Danone SA (France)	95,658	7,405,949
General Mills, Inc.	369,223	15,847,051
J.M. Smucker Co. (The)(a)	55,232	5,667,356
Nestle SA (Switzerland)	300,456	25,027,726

		64,039,483

Health Care Equipment & Supplies — 5.7%
Abbott Laboratories	334,537	24,541,634
Danaher Corp.	209,915	22,809,364
Medtronic PLC	433,477	42,641,132

		89,992,130

Health Care Providers & Services — 2.2%
Cigna Corp.	79,700	16,597,525
Express Scripts Holding Co.*	87,352	8,299,314
McKesson Corp.	73,962	9,811,059

		34,707,898

Household Durables — 0.2%
Newell Brands, Inc.(a)	151,201	3,069,380

Household Products — 1.3%
Colgate-Palmolive Co.	46,814	3,134,197
Kimberly-Clark Corp.	42,450	4,824,018
Procter & Gamble Co. (The)	43,178	3,593,705
Reckitt Benckiser Group PLC (United Kingdom)	91,767	8,380,383

		19,932,303

Industrial Conglomerates — 3.3%
3M Co.	86,854	18,301,006
Honeywell International, Inc.	198,735	33,069,504

		51,370,510

Insurance — 7.1%
Aon PLC	198,256	30,487,808
Chubb Ltd.	238,423	31,862,850
MetLife, Inc.	323,131	15,096,680
Travelers Cos., Inc. (The)	256,729	33,300,319

		110,747,657

IT Services — 6.4%
Accenture PLC (Class A Stock)	277,016	47,148,123
Amdocs Ltd.	57,680	3,805,726
Cognizant Technology Solutions Corp. (Class A Stock)	80,620	6,219,833
DXC Technology Co.	95,278	8,910,399
Fidelity National Information Services, Inc.	171,352	18,689,363
Fiserv, Inc.*	197,057	16,233,556

		101,007,000

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	96,708	23,604,489

A950

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 2.6%
Illinois Tool Works, Inc.(a)	111,088	$15,676,739
Ingersoll-Rand PLC	137,832	14,100,214
Stanley Black & Decker, Inc.	75,187	11,010,384

		40,787,337

Media — 4.1%
Comcast Corp. (Class A Stock)	1,026,122	36,334,980
Interpublic Group of Cos., Inc. (The)(a)	507,826	11,613,981
Omnicom Group, Inc.(a)	250,455	17,035,949

		64,984,910

Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	89,039	10,887,689
EOG Resources, Inc.	138,012	17,606,191
Exxon Mobil Corp.	130,363	11,083,462
Occidental Petroleum Corp.	142,079	11,674,631

		51,251,973

Pharmaceuticals — 7.8%
Johnson & Johnson	420,579	58,111,400
Merck & Co., Inc.	218,768	15,519,402
Novartis AG (Switzerland)	43,771	3,750,642
Pfizer, Inc.	936,498	41,271,467
Roche Holding AG (Switzerland)	12,553	3,037,936

		121,690,847

Professional Services — 0.6%
Equifax, Inc.	69,626	9,091,067

Road & Rail — 1.9%
Canadian National Railway Co. (Canada)	112,396	10,093,161
Union Pacific Corp.	117,262	19,093,771

		29,186,932

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	66,760	6,172,630
Texas Instruments, Inc.	239,440	25,689,518

		31,862,148

Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.(a)	338,565	6,239,754

Tobacco — 3.2%
Altria Group, Inc.	193,733	11,684,037
Philip Morris International, Inc.	478,655	39,029,529

		50,713,566

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	76,074	$3,255,206

TOTAL LONG-TERM INVESTMENTS (cost $1,287,324,515)		1,545,251,561

SHORT-TERM INVESTMENTS — 7.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund (w)	19,291,855	19,291,855
PGIM Institutional Money Market Fund (cost $90,333,851; includes $90,194,405 of cash collateral for securities on loan)(b)(w)	90,320,351	90,329,383

TOTAL SHORT-TERM INVESTMENTS (cost $109,625,706)		109,621,238

TOTAL INVESTMENTS — 105.5% (cost $1,396,950,221)		1,654,872,799
Liabilities in excess of other assets — (5.5)%		(87,001,237)

NET ASSETS — 100.0%		$1,567,871,562

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,154,503; cash collateral of $90,194,405 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A951

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$55,410,939	$—	$—
Air Freight & Logistics	9,153,083	—	—
Auto Components	11,810,260	—	—
Automobiles	2,239,451	—	—
Banks	212,304,352	—	—
Beverages	7,705,032	18,720,641	—
Building Products	26,189,800	—	—
Capital Markets	116,668,497	—	—
Chemicals	49,978,308	—	—
Consumer Finance	18,876,950	—	—
Containers & Packaging	6,025,920	—	—
Diversified Telecommunication Services	11,993,049	—	—
Electric Utilities	44,528,111	—	—
Electrical Equipment	16,701,596	—	—
Energy Equipment & Services	23,817,161	—	—
Equity Real Estate Investment Trusts (REITs)	5,593,821	—	—
Food Products	31,605,808	32,433,675	—
Health Care Equipment & Supplies	89,992,130	—	—
Health Care Providers & Services	34,707,898	—	—
Household Durables	3,069,380	—	—
Household Products	11,551,920	8,380,383	—
Industrial Conglomerates	51,370,510	—	—
Insurance	110,747,657	—	—
IT Services	101,007,000	—	—
Life Sciences Tools & Services	23,604,489	—	—
Machinery	40,787,337	—	—
Media	64,984,910	—	—
Oil, Gas & Consumable Fuels	51,251,973	—	—
Pharmaceuticals	114,902,269	6,788,578	—
Professional Services	9,091,067	—	—
Road & Rail	29,186,932	—	—
Semiconductors & Semiconductor Equipment	31,862,148	—	—
Textiles, Apparel & Luxury Goods	6,239,754	—	—
Tobacco	50,713,566	—	—
Trading Companies & Distributors	3,255,206	—	—
Affiliated Mutual Funds	109,621,238	—	—

Total	$1,588,549,522	$66,323,277	$—

A952

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 60.3%

COMMON STOCKS — 8.6%
Banks — 3.7%
ABN AMRO Group NV (Netherlands), GDR, 144A	11	$299
AIB Group PLC (Ireland)	22	112
Alior Bank SA (Poland)*	307	5,244
Aozora Bank Ltd. (Japan)	3	107
Banco Bilbao Vizcaya Argentaria SA (Spain)	178	1,131
Banco de Sabadell SA (Spain)	150	233
Banco Santander SA (Spain)	431	2,166
Bank Handlowy w Warszawie SA (Poland)	104	2,176
Bank Hapoalim BM (Israel)	28	200
Bank Leumi Le-Israel BM (Israel)	39	257
Bank Millennium SA (Poland)*	1,761	4,402
Bank of America Corp.	352	10,370
Bank of East Asia Ltd. (The) (Hong Kong)	33	123
Bank of Ireland Group PLC (Ireland)	26	198
Bank of Kyoto Ltd. (The) (Japan)	1	52
Bank of Montreal (Canada)	17	1,402
Bank of Nova Scotia (The) (Canada)	32	1,907
Bank Polska Kasa Opieki SA (Poland)	1,452	41,804
Bankia SA (Spain)	33	129
Bankinter SA (Spain)	18	166
Barclays PLC (United Kingdom)	456	1,020
BB&T Corp.	21	1,019
BNP Paribas SA (France)	30	1,837
BOC Hong Kong Holdings Ltd. (China)	99	470
CaixaBank SA (Spain)	96	438
Canadian Imperial Bank of Commerce (Canada)	12	1,124
Chiba Bank Ltd. (The) (Japan)	16	109
CIT Group, Inc.	3	155
Citigroup, Inc.	94	6,744
Citizens Financial Group, Inc.	13	501
Comerica, Inc.	5	451
Commerzbank AG (Germany)*	27	281
Concordia Financial Group Ltd. (Japan)	29	142
Credit Agricole SA (France)	30	430
Danske Bank A/S (Denmark)	20	525
DBS Group Holdings Ltd. (Singapore)	48	916
DNB ASA (Norway)	26	545
East West Bancorp, Inc.	4	241
Erste Group Bank AG (Austria)*	8	332
Fifth Third Bancorp	18	503
First Republic Bank	4	383
Fukuoka Financial Group, Inc. (Japan)	4	110
Hang Seng Bank Ltd. (Hong Kong)	20	543
HSBC Holdings PLC (United Kingdom), (QMTF)	725	6,320
Huntington Bancshares, Inc.	29	433
ING Groep NV (Netherlands)	104	1,348
Intesa Sanpaolo SpA (Italy)	386	984
Japan Post Bank Co. Ltd. (Japan)	11	130
JPMorgan Chase & Co.	125	14,105
KBC Group NV (Belgium)	7	523
KeyCorp.	28	557
Lloyds Banking Group PLC (United Kingdom)	1,926	1,484
M&T Bank Corp.	4	658

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
mBank SA (Poland)	40	$4,840
Mebuki Financial Group, Inc. (Japan)	22	76
Mediobanca Banca di Credito Finanziario SpA (Italy)	17	169
Mizrahi Tefahot Bank Ltd. (Israel)	4	69
Mizuho Financial Group, Inc. (Japan)	645	1,123
National Bank of Canada (Canada)	9	449
Nordea Bank AB (Sweden)	81	882
Oversea-Chinese Banking Corp. Ltd. (Singapore)	84	702
People’s United Financial, Inc.	9	154
PNC Financial Services Group, Inc. (The)	13	1,770
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	5,096	59,130
Raiffeisen Bank International AG (Austria)	730	21,025
Regions Financial Corp.	30	551
Resona Holdings, Inc. (Japan)	56	313
Royal Bank of Canada (Canada)	53	4,249
Royal Bank of Scotland Group PLC (United Kingdom)	128	415
Santander Bank Polska SA (Poland)	132	13,407
Seven Bank Ltd. (Japan)	16	50
Shinsei Bank Ltd. (Japan)	4	65
Shizuoka Bank Ltd. (The) (Japan)	12	107
Signature Bank	1	115
Skandinaviska Enskilda Banken AB (Sweden)	43	480
Societe Generale SA (France)	21	904
Standard Chartered PLC (United Kingdom)	75	621
Sumitomo Mitsui Financial Group, Inc. (Japan)	36	1,450
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	9	369
SunTrust Banks, Inc.	12	801
Suruga Bank Ltd. (Japan)	4	20
SVB Financial Group*	1	311
Svenska Handelsbanken AB (Sweden) (Class A Stock)	41	518
Swedbank AB (Sweden) (Class A Stock)	24	594
Toronto-Dominion Bank (The) (Canada)	66	4,011
U.S. Bancorp	42	2,218
UniCredit SpA (Italy)	54	811
United Overseas Bank Ltd. (Singapore)	36	713
Wells Fargo & Co.	169	8,883
Yamaguchi Financial Group, Inc. (Japan)	5	54
Zions Bancorp NA	5	251

		250,509

Consumer Finance — 4.9%
Capital One Financial Corp.	1,161	110,214
Discover Financial Services	1,516	115,898
Synchrony Financial	3,226	100,264

		326,376

Metals & Mining — 0.0%
St Barbara Ltd. (Australia)	5	13

A953

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

			Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.			13	$135

TOTAL COMMON STOCKS (cost $586,900)				577,033

Interest Rate	Maturity Date		Principal Amount (000)#
SOVEREIGN BONDS — 27.8%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes
5.875%	01/11/28		183	144,845
6.250%	04/22/19		350	350,529
Brazil Notas do Tesouro Nacional (Brazil), Notes, Series F
10.000%	01/01/21	BRL	2,337	585,267
Hellenic Republic Government Bond (Greece), Bonds
3.750%	01/30/28	EUR	420	471,784
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A
2.875%	07/21/26	EUR	118	149,792
4.125%	04/14/27	EUR	109	150,942

TOTAL SOVEREIGN BONDS (cost $1,898,625)				1,853,159

U.S. TREASURY OBLIGATION — 23.9%
U.S. Treasury Inflation Indexed Bonds
0.500%	01/15/28		1,624	1,592,218

(cost $1,614,995)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $4,100,520)		$4,022,410

	Shares

SHORT-TERM INVESTMENTS — 34.2%

UNAFFILIATED FUNDS
BlackRock Liquidity Funds FedFund Portfolio	1,139,256	1,139,256
Goldman Sachs Financial Square Funds - Government Fund	1,139,257	1,139,257

TOTAL SHORT-TERM INVESTMENTS (cost $2,278,513)		2,278,513

TOTAL INVESTMENTS — 94.5% (cost $6,379,033)		6,300,923
Other assets in excess of liabilities(z) — 5.5%		363,683

NET ASSETS — 100.0%		$6,664,606

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Financial futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7	10 Year U.S. Ultra Treasury Notes	Dec. 2018	$882,000	$(3,496)
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	308,563	983
52	BIST National 30 Index	Oct. 2018	109,276	4,081
5	Euro STOXX 50 Index	Dec. 2018	196,624	2,111
7	Mini MSCI Emerging Markets Index	Dec. 2018	367,395	8,228
1	Yen Denominated Nikkei 225 Index	Dec. 2018	106,275	7,541

				19,448

Short Positions:
8	Euro Currency	Dec. 2018	1,168,200	1,234
3	10 Year Euro-Bund	Dec. 2018	553,089	2,202
1	Euro-BONIO Spanish Government Bonds	Dec. 2018	167,911	1,021
2	Euro-BTP Italian Government Bond	Dec. 2018	287,569	5,630
3	S&P 500 E-Mini Index	Dec. 2018	437,850	(566)
5	SGX Nifty 50 Index	Oct. 2018	109,590	1,597

				11,118

				$30,566

A954

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Commodity futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1	Gold 100 OZ	Dec. 2018	$119,620	$(1,620)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:

Argentine Peso,

Expiring 12/20/18	BNP Paribas	ARS	469	$11,091	$10,248	$—	$(843)
Expiring 01/24/19	BNP Paribas	ARS	3,850	119,515	81,386	—	(38,129)
Expiring 01/24/19	BNP Paribas	ARS	2,021	47,224	42,723	—	(4,501)
Expiring 01/24/19	BNP Paribas	ARS	1,558	35,007	32,935	—	(2,072)
Expiring 01/24/19	BNP Paribas	ARS	749	23,246	15,840	—	(7,406)
Expiring 01/24/19	BNP Paribas	ARS	446	9,294	9,432	138	—

Australian Dollar,

Expiring 12/20/18	Goldman Sachs & Co.	AUD	305	220,565	220,758	193	—
Expiring 12/20/18	Goldman Sachs & Co.	AUD	303	220,422	219,419	—	(1,003)
Expiring 12/20/18	Goldman Sachs & Co.	AUD	152	109,629	109,619	—	(10)
Expiring 12/20/18	Goldman Sachs & Co.	AUD	152	110,236	109,619	—	(617)

Brazilian Real,

Expiring 12/20/18	Goldman Sachs & Co.	BRL	112	27,600	27,625	25	—
Expiring 12/20/18	Goldman Sachs & Co.	BRL	57	13,978	13,913	—	(65)
Expiring 12/20/18	Goldman Sachs & Co.	BRL	8	2,001	2,059	58	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	1,050	275,289	253,963	—	(21,326)
Expiring 05/16/19	Goldman Sachs & Co.	BRL	1,028	241,477	248,831	7,354	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	793	187,778	191,770	3,992	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	107	27,781	25,968	—	(1,813)
Expiring 05/16/19	Goldman Sachs & Co.	BRL	82	19,353	19,769	416	—

British Pound,

Expiring 12/20/18	Bank of America	GBP	1	1,324	1,312	—	(12)
Expiring 12/20/18	Barclays Capital Group	GBP	404	533,207	528,482	—	(4,725)
Expiring 12/20/18	Barclays Capital Group	GBP	2	2,821	2,822	1	—
Expiring 12/20/18	Citigroup Global Markets	GBP	121	159,855	158,440	—	(1,415)
Expiring 12/20/18	Commonwealth Bank of Australia	GBP	44	58,641	58,123	—	(518)
Expiring 12/20/18	Goldman Sachs & Co.	GBP	22	28,622	28,369	—	(253)
Expiring 12/20/18	JPMorgan Chase	GBP	17	22,792	22,590	—	(202)
Expiring 12/20/18	State Street Bank	GBP	17	21,776	21,584	—	(192)
Expiring 12/20/18	UBS AG	GBP	132	174,605	173,059	—	(1,546)
Expiring 12/20/18	UBS AG	GBP	18	23,052	22,888	—	(164)

Canadian Dollar,

Expiring 12/20/18	Bank of America	CAD	23	18,079	18,095	16	—

Chilean Peso,

Expiring 12/20/18	Citigroup Global Markets	CLP	1,373	2,004	2,089	85	—

Czech Koruna,

Expiring 12/20/18	Citigroup Global Markets	CZK	23,755	1,096,906	1,076,387	—	(20,519)
Expiring 12/20/18	Citigroup Global Markets	CZK	585	26,871	26,513	—	(358)
Expiring 12/20/18	UBS AG	CZK	480	22,153	21,741	—	(412)

Danish Krone,

Expiring 12/20/18	Goldman Sachs & Co.	DKK	1	93	92	—	(1)

Euro,

Expiring 12/20/18	Citigroup Global Markets	EUR	326	385,294	380,935	—	(4,359)
Expiring 12/20/18	Citigroup Global Markets	EUR	326	382,997	380,821	—	(2,176)

A955

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):

Euro (cont’d.),

Expiring 12/20/18	Citigroup Global Markets	EUR	326	$384,228	$380,820	$—	$(3,408)
Expiring 12/20/18	Citigroup Global Markets	EUR	56	65,480	65,170	—	(310)
Expiring 12/20/18	UBS AG	EUR	95	112,804	111,244	—	(1,560)

Hong Kong Dollar,

Expiring 12/20/18	Goldman Sachs & Co.	HKD	2	206	206	—	—

Hungarian Forint,

Expiring 12/20/18	Bank of America	HUF	4,378	15,999	15,833	—	(166)

Indian Rupee,

Expiring 12/20/18	JPMorgan Chase	INR	1,616	21,971	22,060	89	—
Expiring 12/20/18	JPMorgan Chase	INR	145	1,972	1,980	8	—

Indonesian Rupiah,

Expiring 12/20/18	Goldman Sachs & Co.	IDR	407,355	26,906	27,039	133	—
Expiring 12/20/18	Goldman Sachs & Co.	IDR	29,633	1,946	1,967	21	—

Japanese Yen,

Expiring 12/20/18	Barclays Capital Group	JPY	482	4,319	4,272	—	(47)
Expiring 12/20/18	Citigroup Global Markets	JPY	4,315	38,667	38,246	—	(421)
Expiring 12/20/18	JPMorgan Chase	JPY	4,382	39,262	38,840	—	(422)
Expiring 12/20/18	UBS AG	JPY	2,921	26,133	25,886	—	(247)

Mexican Peso,

Expiring 12/20/18	JPMorgan Chase	MXN	1,348	70,432	71,112	680	—

New Taiwanese Dollar,

Expiring 12/20/18	JPMorgan Chase	TWD	1,310	43,014	43,178	164	—
Expiring 12/20/18	JPMorgan Chase	TWD	62	2,009	2,025	16	—

Philippine Peso,

Expiring 12/20/18	BNP Paribas	PHP	597	10,909	10,977	68	—

Polish Zloty,

Expiring 12/20/18	Bank of America	PLN	138	37,984	37,517	—	(467)

Russian Ruble,

Expiring 12/20/18	BNP Paribas	RUB	2,851	42,908	43,134	226	—
Expiring 12/20/18	BNP Paribas	RUB	136	1,982	2,059	77	—

Singapore Dollar,

Expiring 12/20/18	Barclays Capital Group	SGD	74	54,130	54,051	—	(79)

South African Rand,

Expiring 12/20/18	UBS AG	ZAR	229	15,939	15,998	59	—

South Korean Won,

Expiring 12/20/18	Citigroup Global Markets	KRW	2,233	1,990	2,017	27	—
Expiring 12/20/18	JPMorgan Chase	KRW	77,874	70,012	70,356	344	—

Swedish Krona,

Expiring 12/20/18	UBS AG	SEK	71	8,129	8,056	—	(73)

Swiss Franc,

Expiring 12/20/18	Bank of America	CHF	5	4,915	4,901	—	(14)
Expiring 12/20/18	UBS AG	CHF	7	7,109	6,961	—	(148)

Thai Baht,

Expiring 12/20/18	Citigroup Global Markets	THB	1,229	37,980	38,108	128	—

Turkish Lira,

Expiring 12/20/18	Citigroup Global Markets	TRY	486	72,316	76,244	3,928	—
Expiring 12/20/18	UBS AG	TRY	564	83,869	88,525	4,656	—
Expiring 12/20/18	UBS AG	TRY	338	51,288	52,961	1,673	—
Expiring 12/20/18	UBS AG	TRY	331	49,929	51,915	1,986	—
Expiring 12/20/18	UBS AG	TRY	177	27,495	27,735	240	—

				$6,096,810	$6,001,612	26,801	(121,999)

A956

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:

Argentine Peso,

Expiring 12/20/18	BNP Paribas	ARS	111	$2,426	$2,435	$—	$(9)
Expiring 01/24/19	BNP Paribas	ARS	1,626	35,034	34,367	667	—

Australian Dollar,

Expiring 12/20/18	Barclays Capital Group	AUD	221	159,638	160,161	—	(523)
Expiring 12/20/18	Citigroup Global Markets	AUD	135	97,131	97,445	—	(314)
Expiring 12/20/18	Citigroup Global Markets	AUD	32	23,440	23,425	15	—
Expiring 12/20/18	Commonwealth Bank of Australia	AUD	9	6,277	6,297	—	(20)
Expiring 12/20/18	Goldman Sachs & Co.	AUD	291	209,927	210,604	—	(677)
Expiring 12/20/18	JPMorgan Chase	AUD	129	92,747	93,049	—	(302)
Expiring 12/20/18	State Street Bank	AUD	104	75,285	75,529	—	(244)

Brazilian Real,

Expiring 12/20/18	Goldman Sachs & Co.	BRL	121	28,859	29,822	—	(963)
Expiring 05/16/19	Goldman Sachs & Co.	BRL	2,846	737,166	688,639	48,527	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	1,108	286,601	268,143	18,458	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	1,055	272,508	255,334	17,174	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	316	82,259	76,464	5,795	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	133	34,123	32,146	1,977	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	88	22,159	21,362	797	—

British Pound,

Expiring 12/20/18	Goldman Sachs & Co.	GBP	5	6,021	5,970	51	—
Expiring 12/20/18	JPMorgan Chase	GBP	3	3,510	3,475	35	—
Expiring 12/20/18	JPMorgan Chase	GBP	3	3,498	3,475	23	—
Expiring 12/20/18	UBS AG	GBP	5	7,031	6,960	71	—

Canadian Dollar,

Expiring 12/20/18	Bank of America	CAD	12	9,022	9,041	—	(19)
Expiring 12/20/18	BNP Paribas	CAD	64	49,568	49,864	—	(296)

Chilean Peso,

Expiring 12/20/18	Citigroup Global Markets	CLP	14,876	21,286	22,634	—	(1,348)

Chinese Renminbi,

Expiring 12/20/18	Bank of America	CNH	148	21,512	21,487	25	—
Expiring 06/20/19	JPMorgan Chase	CNH	5,186	777,339	747,366	29,973	—
Expiring 06/20/19	JPMorgan Chase	CNH	286	42,579	41,198	1,381	—
Expiring 06/20/19	JPMorgan Chase	CNH	236	34,505	34,041	464	—
Expiring 06/20/19	JPMorgan Chase	CNH	160	22,994	22,999	—	(5)
Expiring 06/20/19	JPMorgan Chase	CNH	72	10,513	10,438	75	—

Czech Koruna,

Expiring 12/20/18	Citigroup Global Markets	CZK	8,256	380,001	374,109	5,892	—
Expiring 12/20/18	Citigroup Global Markets	CZK	8,254	379,349	373,997	5,352	—
Expiring 12/20/18	Citigroup Global Markets	CZK	8,254	379,041	373,997	5,044	—

Euro,

Expiring 12/20/18	Bank of America	EUR	65	76,131	75,572	559	—
Expiring 12/20/18	Barclays Capital Group	EUR	70	82,897	82,287	610	—
Expiring 12/20/18	BNP Paribas	EUR	85	100,428	99,238	1,190	—
Expiring 12/20/18	BNP Paribas	EUR	38	44,085	44,115	—	(30)
Expiring 12/20/18	BNP Paribas	EUR	14	15,987	15,869	118	—
Expiring 12/20/18	Citigroup Global Markets	EUR	544	641,003	636,289	4,714	—
Expiring 12/20/18	Commonwealth Bank of Australia	EUR	32	37,483	37,206	277	—
Expiring 12/20/18	Credit Suisse First Boston Corp.	EUR	3	3,560	3,534	26	—
Expiring 12/20/18	Goldman Sachs & Co.	EUR	87	102,443	101,962	481	—
Expiring 12/20/18	Goldman Sachs & Co.	EUR	43	50,348	49,775	573	—
Expiring 12/20/18	JPMorgan Chase	EUR	24	28,391	28,182	209	—

A957

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/20/18	UBS AG	EUR	305		$359,788	$357,139	$2,649	$—
Expiring 12/20/18	UBS AG	EUR	43		50,108	49,775	333	—
Expiring 12/20/18	UBS AG	EUR	13		15,083	14,868	215	—
Hong Kong Dollar,
Expiring 12/20/18	Goldman Sachs & Co.	HKD	21		2,691	2,690	1	—
Hungarian Forint,
Expiring 12/20/18	Bank of America	HUF	760		2,758	2,747	11	—
Expiring 12/20/18	Goldman Sachs & Co.	HUF	5,018		18,221	18,148	73	—
Indian Rupee,
Expiring 12/20/18	JPMorgan Chase	INR	4,330		59,462	59,107	355	—
Expiring 12/20/18	JPMorgan Chase	INR	3,835		52,231	52,351	—	(120)
Expiring 12/20/18	JPMorgan Chase	INR	1,429		19,667	19,513	154	—
Indonesian Rupiah,
Expiring 12/20/18	BNP Paribas	IDR	43,553		2,885	2,891	—	(6)
Expiring 12/20/18	Goldman Sachs & Co.	IDR	298,196		19,621	19,793	—	(172)
Israeli Shekel,
Expiring 12/20/18	Bank of America	ILS	80		22,379	22,048	331	—
Japanese Yen,
Expiring 12/20/18	Barclays Capital Group	JPY	1,688		14,950	14,959	—	(9)
Expiring 12/20/18	Citigroup Global Markets	JPY	452		4,029	4,007	22	—
Expiring 12/20/18	Goldman Sachs & Co.	JPY	1,011		9,055	8,961	94	—
Expiring 12/20/18	JPMorgan Chase	JPY	452		4,030	4,008	22	—
Expiring 12/20/18	UBS AG	JPY	1,013		9,060	8,982	78	—
Expiring 12/20/18	UBS AG	JPY	903		8,045	8,004	41	—
Mexican Peso,
Expiring 12/20/18	JPMorgan Chase	MXN	142		7,469	7,499	—	(30)
Expiring 12/20/18	JPMorgan Chase	MXN	103		5,452	5,449	3	—
New Taiwanese Dollar,
Expiring 12/20/18	JPMorgan Chase	TWD	621		20,285	20,452	—	(167)
Polish Zloty,
Expiring 12/20/18	Bank of America	PLN	71		19,402	19,321	81	—
Russian Ruble,
Expiring 12/20/18	BNP Paribas	RUB	1,595		23,072	24,125	—	(1,053)
Singapore Dollar,
Expiring 12/20/18	Barclays Capital Group	SGD	30		22,025	22,091	—	(66)
South African Rand,
Expiring 12/20/18	JPMorgan Chase	ZAR	1,325		88,255	92,666	—	(4,411)
Expiring 12/20/18	JPMorgan Chase	ZAR	57		3,928	3,947	—	(19)
Expiring 12/20/18	UBS AG	ZAR	13		835	877	—	(42)
South Korean Won,
Expiring 12/20/18	Citigroup Global Markets	KRW	23,566		21,066	21,291	—	(225)
Swedish Krona,
Expiring 12/20/18	Citigroup Global Markets	SEK	22		2,430	2,436	—	(6)
Swiss Franc,
Expiring 12/20/18	Bank of America	CHF	1		908	890	18	—
Expiring 12/20/18	BNP Paribas	CHF	—	(r)	443	434	9	—
Expiring 12/20/18	Citigroup Global Markets	CHF	2		2,080	2,040	40	—
Expiring 12/20/18	UBS AG	CHF	1		1,423	1,395	28	—
Thai Baht,
Expiring 12/20/18	Citigroup Global Markets	THB	674		20,748	20,892	—	(144)

A958

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts		Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 12/20/18	UBS AG	TRY	64	$10,049	$10,061	$—	$(12)

				$6,420,038	$6,276,159	155,111	(11,232)

						$181,912	$(133,231)

(r)   Less than $500 par.

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
ZAR	2,937	02/02/28	8.005%(Q)	3 Month JIBAR(2)(Q)	$ (24)	$(5,852)	$(5,828)
ZAR	2,099	04/26/28	7.705%(Q)	3 Month JIBAR(2)(Q)	—	(7,388)	(7,388)
ZAR	127	05/25/28	7.900%(Q)	3 Month JIBAR(2)(Q)	(5)	(340)	(335)
ZAR	2,595	06/27/28	8.343%(Q)	3 Month JIBAR(2)(Q)	—	(1,744)	(1,744)

					$ (29)	$(15,324)	$(15,295)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
Alerian MLP Total Return Index(Q)	3 Month LIBOR -48bps(Q)	JPMorgan Chase	05/25/19		91	(4,467)	—	$(4,467)
Alerian MLP Total Return Index(Q)	3 Month LIBOR +48bps(Q)	JPMorgan Chase	05/25/19		11	(534)	—	(534)
Barclay Canadian Banks Index(Q)	3 Month CDOR(Q)	Barclays Capital Group	05/04/19	CAD	(21)	(271)	—	(271)
Barclay Canadian Banks Index(Q)	3 Month CDOR(Q)	Barclays Capital Group	05/04/19	CAD	(26)	(333)	—	(333)
Barclay Canadian Banks Index(Q)	3 Month CDOR(Q)	Barclays Capital Group††	05/04/19	CAD	(104)	(1,320)	—	(1,320)
Barclay Canadian Banks Index(Q)	3 Month CDOR(Q)	Barclays Capital Group††	05/04/19	CAD	(172)	(2,176)	—	(2,176)
Barclay Elevators Index(Q)	3 Month LIBOR -25bps(Q)	Barclays Capital Group	03/02/19		(39)	(1,247)	—	(1,247)
BNP Luxury Index(Q)	3 Month LIBOR -3bps(Q)	BNP Paribas	04/27/19		(7)	87	—	87
BNP Luxury Index(Q)	3 Month LIBOR -3bps(Q)	BNP Paribas	04/27/19		(14)	282	—	282

A959

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
BNP Luxury Index(Q)	3 Month LIBOR -3bps(Q)	BNP Paribas	04/27/19	(25)	490	—	$490
BNP Luxury Index(Q)	3 Month LIBOR -16bps(Q)	BNP Paribas††	04/27/19	(78)	1,520	—	1,520
BNP Luxury Index(Q)	3 Month LIBOR -3bps(Q)	BNP Paribas††	04/27/19	(82)	1,592	—	1,592
BNP Luxury Index(Q)	3 Month LIBOR -3bps(Q)	BNP Paribas††	04/27/19	(89)	1,577	—	1,577
BNP Luxury Index(Q)	3 Month LIBOR -20bps(Q)	BNP Paribas††	04/27/19	(197)	(277)	—	(277)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase	11/16/18	(14)	(422)	—	(422)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase	11/16/18	(15)	(437)	—	(437)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase	11/16/18	(26)	(772)	—	(772)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase	11/16/18	(49)	(1,466)	—	(1,466)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase††	11/16/18	(78)	(2,334)	—	(2,334)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase††	11/16/18	(122)	(3,659)	—	(3,659)
JP Morgan Cyclicals Basket Index(Q)	3 Month LIBOR +40bps(Q)	JPMorgan Chase††	11/16/18	(153)	(4,599)	—	(4,599)
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase††	11/16/18	153	250	—	250
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase††	11/16/18	125	204	—	204
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase††	11/16/18	70	113	—	113
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase	11/16/18	58	94	—	94
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase	11/16/18	45	73	—	73
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase	11/16/18	10	17	—	17

A960

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date		Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
JP Morgan Defensive Basket Index(Q)	3 Month LIBOR +55bps(Q)	JPMorgan Chase	11/16/18		8	14	—	$14
MSCI Australia Banks Total Return Index(Q)	3 Month BBR -1bps(Q)	JPMorgan Chase††	07/11/19	AUD	(85)	441	—	441
MSCI Australia Banks Total Return Index(Q)	3 Month BBR -1bps(Q)	JPMorgan Chase††	07/11/19	AUD	(229)	4,113	—	4,113
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas	06/12/19		(14)	358	—	358
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas	06/12/19		(23)	599	—	599
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas	06/12/19		(41)	1,967	—	1,967
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas	06/12/19		(49)	1,276	—	1,276
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas††	06/12/19		(208)	5,378	—	5,378
S&P 500 VIX Short-Term Excess Return Market Capitalization Index(Q)	-130bps(Q)	Barclays Capital Group	09/18/19		(80)	4,217	—	4,217

						$348	$—	$348

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

†† See the tables below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Barclays Canadian Banks Index total return swap with Barclays Capital Group, as of September 30, 2018, termination date 05/04/19:

Reference Equity	Shares	Market Value	% of Total Index Value
Royal Bank of Canada	1,458	$116,671	28.37%
Toronto-Dominion Bank (The)	1,849	112,163	27.27%
Bank of Nova Scotia (The)	1,199	71,343	17.34%
Bank of Montreal	649	53,439	12.99%
Canadian Imperial Bank of Commerce	436	40,783	9.91%
National Bank of Canada	340	16,951	4.12%

		$411,350

The following table represents the individual positions and related values of underlying securities of BNP Luxury Index total return swap with BNP Paribas, as of September 30, 2018, termination date 04/27/19:

Reference Equity	Shares	Market Value	% of Total Index Value
LVMH Moet Hennessy Louis Vuitton SE	1,046	$370,172	37.68%

A961

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
Kering SA	347	$186,284	18.97%
Cie Financiere Richemont SA	1,578	129,287	13.17%
Swatch Group AG (The)	151	60,257	6.14%
Hermes International	87	57,795	5.89%
Tapestry, Inc.	782	39,292	4.00%
Burberry Group PLC	1,174	30,857	3.14%
Moncler SpA	700	30,153	3.07%
Christian Dior SE	65	27,660	2.82%
HUGO BOSS AG	194	14,937	1.52%
Puma SE	29	14,290	1.46%
Salvatore Ferragamo SpA	465	11,153	1.14%
Tod’s SpA	91	6,182	0.63%
Brunello Cucinelli SpA	94	3,645	0.37%

		$981,964

The following table represents the individual positions and related values of underlying securities of JP Morgan Cyclicals Basket Index total return swap with JPMorgan Chase, as of September 30, 2018, termination date 11/16/18:

Reference Equity	Shares	Market Value	% of Total Index Value
Amazon.com, Inc.	390	$781,170	6.92%
DowDuPont, Inc.	9,605	617,698	5.47%
Apple, Inc.	2,392	539,970	4.78%
Microsoft Corp.	3,567	407,958	3.61%
Boeing Co. (The)	648	240,991	2.13%
Home Depot, Inc. (The)	1,154	239,051	2.12%
Facebook, Inc.	1,098	180,577	1.60%
Walt Disney Co. (The)	1,511	176,696	1.57%
Ecolab, Inc.	1,072	168,068	1.49%
Alphabet, Inc.	140	167,086	1.48%
Alphabet, Inc.	138	166,577	1.48%
Comcast Corp.	4,605	163,063	1.44%
Netflix, Inc.	423	158,257	1.40%
Sherwin-Williams Co. (The)	338	153,861	1.36%
Union Pacific Corp.	934	152,083	1.35%
Air Products & Chemicals, Inc.	897	149,844	1.33%
Honeywell International, Inc.	889	147,930	1.31%
3M Co	696	146,654	1.30%
LyondellBasell Industries NV	1,336	136,953	1.21%
McDonald’s Corp.	793	132,661	1.18%
Visa, Inc.	847	127,126	1.13%
United Technologies Corp.	867	121,215	1.07%
PPG Industries, Inc.	1,056	115,241	1.02%
General Electric Co.	10,102	114,052	1.01%
Cisco Systems, Inc.	2,316	112,673	1.00%
NIKE, Inc.	1,286	108,950	0.97%
Caterpillar, Inc.	690	105,218	0.93%
Intel Corp.	2,176	102,903	0.91%
Lockheed Martin Corp.	292	101,020	0.89%
Mastercard, Inc.	432	96,168	0.85%
Booking Holdings, Inc.	48	95,232	0.84%
Lowe’s Cos, Inc.	827	94,956	0.84%
United Parcel Service, Inc.	804	93,867	0.83%
International Paper Co.	1,700	83,555	0.74%
Nucor Corp.	1,315	83,437	0.74%
Starbucks Corp.	1,414	80,372	0.71%

A962

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
CSX Corp.	1,066	$78,937	0.70%
NVIDIA Corp.	278	78,124	0.69%
Freeport-McMoRan, Inc.	5,539	77,103	0.68%
Oracle Corp.	1,399	72,132	0.64%
Raytheon Co	339	70,058	0.62%
TJX Cos, Inc. (The)	623	69,788	0.62%
FedEx Corp.	288	69,348	0.61%
General Dynamics Corp.	325	66,534	0.59%
Newmont Mining Corp.	2,195	66,289	0.59%
Northrop Grumman Corp.	203	64,426	0.57%
Charter Communications, Inc.	197	64,198	0.57%
Ball Corp.	1,448	63,698	0.56%
Adobe, Inc.	229	61,819	0.55%
Norfolk Southern Corp.	336	60,648	0.54%

		$7,626,235

The following table represents the individual positions and related values of underlying securities of JP Morgan Defensive Basket Index total return swap with JPMorgan Chase, as of September 30, 2018, termination date 11/16/18:

Reference Equity	Shares	Market Value	% of Total Index Value
Verizon Communications, Inc.	25,376	$1,354,825	12.88%
AT&T, Inc.	38,194	1,282,555	12.19%
Johnson & Johnson	2,174	300,382	2.85%
Procter & Gamble Co. (The)	3,581	298,047	2.83%
NextEra Energy, Inc.	1,641	275,032	2.61%
Coca-Cola Co. (The)	5,391	249,010	2.37%
PepsiCo, Inc.	2,006	224,271	2.13%
Pfizer, Inc.	4,834	213,034	2.02%
UnitedHealth Group, Inc.	783	208,309	1.98%
Duke Energy Corp.	2,454	196,369	1.87%
Walmart, Inc.	2,056	193,079	1.84%
Philip Morris International, Inc.	2,181	177,839	1.69%
Altria Group, Inc.	2,694	162,475	1.54%
Dominion Energy, Inc.	2,253	158,341	1.50%
Merck & Co., Inc.	2,215	157,132	1.49%
Southern Co. (The)	3,504	152,774	1.45%
Exelon Corp.	3,366	146,960	1.40%
CostCo Wholesale Corp.	616	144,686	1.38%
CenturyLink, Inc.	6,044	128,133	1.22%
Amgen, Inc.	591	122,508	1.16%
American Electric Power Co., Inc.	1,724	122,197	1.16%
AbbVie, Inc.	1,291	122,103	1.16%
CVS Health Corp.	1,428	112,412	1.07%
Medtronic PLC	1,097	107,912	1.03%
Abbott Laboratories	1,407	103,218	0.98%
Sempra Energy	880	100,100	0.95%
Public Service Enterprise Group, Inc.	1,774	93,649	0.89%
Mondelez International, Inc.	2,117	90,946	0.86%
Walgreens Boots Alliance, Inc.	1,219	88,865	0.84%
Eli Lilly & Co	785	84,238	0.80%
Xcel Energy, Inc.	1,780	84,034	0.80%
Colgate-Palmolive Co	1,237	82,817	0.79%
Consolidated Edison, Inc.	1,086	82,742	0.79%
PG&E Corp.	1,798	82,726	0.79%
Bristol-Myers Squibb Co	1,328	82,442	0.78%
Gilead Sciences, Inc.	1,058	81,688	0.78%

A963

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
Thermo Fisher Scientific, Inc.	324	$79,082	0.75%
Edison International	1,142	77,291	0.73%
WEC Energy Group, Inc.	1,106	73,837	0.70%
PPL Corp.	2,395	70,078	0.67%
DTE Energy Co.	629	68,643	0.65%
Eversource Energy	1,111	68,260	0.65%
Biogen, Inc.	171	60,416	0.57%
Anthem, Inc.	213	58,373	0.55%
FirstEnergy Corp.	1,558	57,911	0.55%
Celgene Corp.	634	56,737	0.54%
Kimberly-Clark Corp.	496	56,365	0.54%
Becton Dickinson and Co.	214	55,842	0.53%
American Water Works Co., Inc.	625	54,981	0.52%
Aetna, Inc.	269	54,567	0.52%

		$8,560,233

The following table represents the individual positions and related values of underlying securities of MSCI Australia Banks total return swap with JPMorgan Chase, as of September 30, 2018, termination date 07/11/19:

Reference Equity	Shares	Market Value	% of Total Index Value
Commonwealth Bank of Australia	1,760	$90,922	32.37%
Westpac Banking Corp.	3,423	69,177	24.63%
Australia & New Zealand Banking Group Ltd.	2,894	59,010	21.01%
National Australia Bank Ltd.	2,723	54,787	19.51%
Bendigo & Adelaide Bank Ltd.	486	3,783	1.35%
Bank of Queensland Ltd.	397	3,168	1.13%

		$280,847

The following table represents the individual positions and related values of underlying securities of MSCI U.S. Banks Gross total return swap with BNP Paribas, as of September 30, 2018, termination date 06/12/19:

Reference Equity	Shares	Market Value	% of Total Index Value
JPMorgan Chase & Co.	3,405	$384,195	25.31%
Bank of America Corp.	9,632	283,770	18.70%
Wells Fargo & Co.	4,629	243,312	16.03%
Citigroup, Inc.	2,550	182,932	12.05%
US BanCorp	1,560	82,401	5.43%
PNC Financial Services Group, Inc. (The)	469	63,941	4.21%
BB&T Corp.	780	37,849	2.49%
SunTrust Banks, Inc.	465	31,046	2.05%
M&T Bank Corp.	138	22,702	1.50%
KeyCorp	1,062	21,116	1.39%
Regions Financial Corp.	1,123	20,610	1.36%
Fifth Third Bancorp	686	19,139	1.26%
Citizens Financial Group, Inc.	485	18,696	1.23%
Huntington Bancshares, Inc./OH	1,105	16,486	1.09%
SVB Financial Group	53	16,466	1.08%
First Republic Bank/CA	162	15,530	1.02%
Comerica, Inc.	172	15,508	1.02%
Zions Bancorp NA	197	9,885	0.65%
East West Bancorp, Inc.	145	8,747	0.58%
Signature Bank/New York NY	55	6,356	0.42%
CIT Group, Inc.	116	5,985	0.39%
People’s United Financial, Inc.	348	5,956	0.39%
New York Community Bancorp, Inc.	490	5,085	0.34%

A964

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
$1,517,713

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$284,505	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$390,827	$186,206	$—
Sovereign Bonds	—	1,853,159	—
U.S. Treasury Obligation	—	1,592,218	—
Unaffiliated Funds	2,278,513	—	—
Other Financial Instruments*
Financial Futures Contracts	30,566	—	—
Commodity Futures Contracts	(1,620)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	48,681	—
Centrally Cleared Interest Rate Swap Agreements	—	(15,295)	—
OTC Total Return Swap Agreements	—	348	—

Total	$2,698,286	$3,665,317	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A965

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.6%

BANK LOAN(c) — 0.1%

Technology Hardware, Storage & Peripherals
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500% (cost $8,483,221)	3.750%	12/31/18	8,512	$8,510,629

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.1%
CD Commercial Mortgage Trust, Series 2018-CD7, Class A3	4.013%	08/15/51	25,000	25,414,158
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	6,558	6,596,997
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%	07/10/47	20,000	19,834,487
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	15,000	14,426,171
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%	06/10/48	15,000	14,877,152
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%	09/10/58	20,000	19,898,413
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%	05/10/49	20,000	19,014,149
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A3	2.575%	08/10/49	17,500	16,173,919
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%	04/10/49	19,800	18,946,323
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%	07/10/49	35,000	32,449,869
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%	12/10/49	5,500	5,387,124
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%	04/14/50	20,000	19,496,691
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%	02/10/47	8,000	8,117,842
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	10,000	9,993,765
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%	11/10/47	23,000	22,696,391
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%	08/10/47	20,000	19,787,205
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%	12/10/47	2,000	1,973,817
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%	03/10/48	15,000	14,556,530
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	17,000	16,692,014
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%	02/10/48	10,000	9,691,781
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%	07/10/48	17,000	16,794,421
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%	07/10/50	13,500	13,443,912
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%	10/10/49	25,000	23,471,989
Commercial Mortgage Trust, Series 2016-DC2, Class A4	3.497%	02/10/49	18,000	17,719,567
Commercial Mortgage Trust, Series 2017-COR2, Class A2	3.239%	09/10/50	45,000	43,200,869

A966

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.446%	08/15/48	19,000	$18,737,316
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%	11/15/48	29,500	29,185,126
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A4	3.766%	04/15/51	15,000	14,929,451
DBJPM Mortgage Trust, Series 2016-C1, Class A3A	3.015%	05/10/49	10,000	9,585,927
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%	09/10/49	15,000	13,946,055
DBJPM Mortgage Trust, Series 2017-C6, Class A3	3.269%	06/10/50	45,800	44,945,519
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%	06/10/47	15,000	15,018,287
GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.791%	05/10/49	20,000	18,860,115
GS Mortgage Securities Trust, Series 2016-GS3, Class A3	2.592%	10/10/49	25,000	23,119,503
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%	01/15/47	8,508	8,652,871
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%	09/15/47	15,000	14,983,857
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%	07/15/48	18,000	17,932,932
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	71	70,497
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	1,099	1,067,928
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%	08/15/49	17,500	16,204,578
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A3	3.473%	12/15/47	22,000	21,699,258
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%	08/15/49	10,000	9,194,687
UBS Commercial Mortgage Trust, Series 2017-C5, Class A4	3.212%	11/15/50	10,000	9,534,385
UBS Commercial Mortgage Trust, Series 2018-C12, Class A4	4.030%	08/15/51	25,000	25,267,990
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%	08/15/50	15,000	14,960,909
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%	06/15/48	13,200	12,943,622
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%	04/15/50	15,000	14,375,015
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48	25,000	23,235,868
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%	10/15/49	35,000	32,574,745
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%	11/15/49	20,000	18,538,414
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A3	3.330%	12/15/50	15,000	14,452,578

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $911,152,954)				874,672,989

A967

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 88.3%

Aerospace & Defense — 0.5%
Harris Corp., Sr. Unsec’d. Notes	4.400%	06/15/28	6,500	$6,523,374
L3 Technologies, Inc., Gtd. Notes	3.850%	06/15/23	5,675	5,682,065
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%	03/01/45	6,183	5,785,763
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	8,015	7,790,922
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.090%	09/15/52	5,135	4,888,716
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	518,872
Northrop Grumman Systems Corp., Gtd. Notes	7.875%	03/01/26	2,000	2,445,519
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	5,700	5,635,105
United Technologies Corp., Sr. Unsec’d. Notes	4.625%	11/16/48	11,595	11,659,571
United Technologies Corp., Sr. Unsec’d. Notes	6.050%	06/01/36	5,000	5,798,576

				56,728,483

Agriculture — 1.2%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	8,580	8,390,725
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	501	791,272
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes(a)	3.750%	09/15/47	10,450	9,567,600
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A(a)	2.764%	08/15/22	15,450	14,886,699
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%	08/15/27	12,900	12,013,100
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	4.390%	08/15/37	32,770	30,486,992
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%	07/21/20	9,900	9,803,302
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	02/11/23	15,483	15,153,171
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	231,567
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	1,628	1,566,058
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	974,330
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.700%	08/15/35	2,240	2,392,436
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.850%	08/15/45	6,490	7,057,720
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.875%	05/01/20	8,000	8,432,309
Reynolds American, Inc. (United Kingdom), Gtd. Notes	7.000%	08/04/41	3,275	3,888,654
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	05/01/40	650	853,177

				126,489,112

Airlines — 1.2%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	4,424	4,412,614
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	07/15/24	8,227	8,429,397
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	10,381	9,991,753
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	03/22/29	3,729	3,634,555
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	07/15/29	4,875	4,745,265

A968

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	316	$332,331
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates^	6.821%	02/10/24	444	486,466
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%	12/04/20	7,800	7,629,903
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	10,570	10,484,482
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	40,260	39,756,309
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	05/01/21	1,887	1,955,533
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%	02/15/27	2,668	2,718,505
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000%	10/11/27	3,748	3,787,210
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates	3.750%	03/03/28	4,561	4,520,732
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30	22,392	20,809,415
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%	05/15/27	223	220,983

				123,915,453

Auto Manufacturers — 2.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	15,135	14,928,699
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%	01/06/22	1,300	1,268,240
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21	3,500	3,448,599
Ford Holdings LLC, Gtd. Notes	9.300%	03/01/30	2,450	2,989,495
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	17,868	14,878,249
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%	12/08/46	5,855	5,214,804
Ford Motor Co., Sr. Unsec’d. Notes	6.375%	02/01/29	2,870	2,968,279
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28	16,745	17,668,686
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	9,116	10,125,456
Ford Motor Co., Sr. Unsec’d. Notes	7.750%	06/15/43	1,510	1,741,642
Ford Motor Co., Sr. Unsec’d. Notes	8.900%	01/15/32	891	1,090,991
Ford Motor Co., Sr. Unsec’d. Notes	9.980%	02/15/47	5,300	6,989,965
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22	7,350	7,108,502
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.813%	10/12/21	1,835	1,821,934
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.687%	06/09/25	34,740	33,911,972
General Motors Co., Sr. Unsec’d. Notes(a)	4.000%	04/01/25	800	766,291
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35	4,785	4,472,126
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	45,045	46,190,382
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	4,580	4,882,825
General Motors Financial Co., Inc., Gtd. Notes	3.150%	01/15/20	7,200	7,187,530
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21	8,500	8,393,708
General Motors Financial Co., Inc., Gtd. Notes	3.450%	01/14/22	11,580	11,415,699
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20	7,450	7,485,343
General Motors Financial Co., Inc., Gtd. Notes	3.950%	04/13/24	3,525	3,428,232
General Motors Financial Co., Inc., Gtd. Notes	4.000%	10/06/26	6,525	6,131,255
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	4,835	4,619,227
General Motors Financial Co., Inc., Gtd. Notes	5.250%	03/01/26	11,130	11,405,080

				242,533,211

Auto Parts & Equipment — 0.3%
Aptiv Corp., Gtd. Notes	4.150%	03/15/24	7,000	7,013,851
Aptiv PLC, Gtd. Notes	3.150%	11/19/20	2,480	2,457,530

A969

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%	04/29/20	7,216	$7,244,786
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.500%	04/29/22	7,747	7,843,931
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%	04/29/25	5,444	5,442,443

				30,002,541

Banks — 9.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.125%	02/23/23	2,800	2,657,376
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%	04/11/22	8,800	8,612,986
Banco Santander SA (Spain), Sr. Unsec’d. Notes	4.379%	04/12/28	12,600	11,950,739
Bank of America Corp., Jr. Sub. Notes	5.875%	12/31/49	3,315	3,273,563
Bank of America Corp., Jr. Sub. Notes	6.100%	12/29/49	6,300	6,599,249
Bank of America Corp., Jr. Sub. Notes	6.250%	09/29/49	5,075	5,347,781
Bank of America Corp., Jr. Sub. Notes(a)	6.300%	12/29/49	3,075	3,282,563
Bank of America Corp., Jr. Sub. Notes(a)	6.500%	10/29/49	2,000	2,158,999
Bank of America Corp., Sr. Unsec’d. Notes(a)	3.419%	12/20/28	24,217	22,729,834
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	5,500	5,423,640
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	30,835	30,656,256
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	01/21/44	30,900	32,917,210
Bank of America Corp., Sub. Notes	6.110%	01/29/37	1,000	1,150,050
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25	10,185	9,972,136
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	12,425	12,261,763
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	33,340	33,380,214
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/29/49	11,245	10,781,144
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%	03/16/25	27,325	25,660,306
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	6,480	6,020,035
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.338%	05/16/24	13,200	13,040,156
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%	05/16/29	4,490	4,421,168
Barclays PLC (United Kingdom), Sub. Notes	5.200%	05/12/26	12,800	12,576,781
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	4.400%	08/14/28	9,700	9,518,972
BPCE SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.250%	01/11/28	4,000	3,672,563
Capital One Financial Corp., Sr. Unsec’d. Notes	3.300%	10/30/24	12,100	11,519,277
Citigroup, Inc., Jr. Sub. Notes	6.125%	12/29/49	7,500	7,814,063
Citigroup, Inc., Jr. Sub. Notes	6.250%	12/29/49	3,960	4,133,249
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%	07/24/28	34,800	33,135,848
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	1,800	1,746,475
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	4,385	4,257,133
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%	07/23/48	9,600	9,708,875
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%	01/30/42	8,365	9,721,610
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%	02/15/98	2,825	3,502,907
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	2,000	2,886,931
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	5,400	5,400,899
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	6,160	6,088,825
Citigroup, Inc., Sub. Notes	4.600%	03/09/26	425	427,812
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	17,795	17,357,747
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	6,146	6,547,552

A970

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	1,000	$985,579
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869%		01/12/29	10,755	10,113,214
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.207%		06/12/24	4,560	4,544,386
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%		01/09/28	3,335	3,243,563
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25	1,665	1,605,893
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	16,907	16,703,081
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.150%		01/22/21	26,985	26,369,846
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.950%		02/27/23	1,500	1,456,473
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	2,205	2,051,728
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	727,581
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.300%		12/29/49	5,250	5,252,625
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%		12/29/49	8,100	8,261,999
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700%		12/29/49	3,325	3,353,263
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	10,540	10,209,555
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	9,640	9,148,283
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	224,162
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.750%		05/22/25	2,700	2,646,268
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,500	1,457,496
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	42,400	41,136,061
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%		05/01/29	13,860	13,657,050
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	700	744,738
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	5,500	5,613,091
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	8,275	8,445,289
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,525	1,834,507
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	5,000	4,973,458
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	1,560	1,530,495
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%		03/29/27	6,800	6,526,869
JPMorgan Chase & Co., Jr. Sub. Notes(a)	4.625%		12/31/49	23,500	22,210,731
JPMorgan Chase & Co., Jr. Sub. Notes	5.000%		12/29/49	7,000	7,052,500
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%		12/29/49	1,800	1,797,750
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%		12/29/49	6,990	7,147,275
JPMorgan Chase & Co., Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.809%	(c)	12/29/49	4,400	4,418,700
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%		10/29/49	6,000	6,210,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%		07/24/38	56,300	52,583,595
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.964%		11/15/48	24,300	22,195,878
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%		07/24/48	3,525	3,271,917

A971

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.260%	02/22/48	34,470	$33,166,282
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	5.400%	01/06/42	250	281,062
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%	07/15/41	1,100	1,269,710
JPMorgan Chase & Co., Sub. Notes	4.125%	12/15/26	9,450	9,380,380
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%	01/11/27	10,000	9,398,786
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%	02/22/22	17,140	16,771,633
Morgan Stanley, Jr. Sub. Notes	5.450%	07/29/49	3,675	3,717,263
Morgan Stanley, Jr. Sub. Notes	5.550%	12/29/49	5,215	5,353,198
Morgan Stanley, Sr. Unsec’d. Notes(a)	4.375%	01/22/47	22,700	22,059,647
Morgan Stanley, Sr. Unsec’d. Notes	4.457%	04/22/39	8,035	7,974,695
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	3,760	3,702,119
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	589	578,966
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	15,405	15,353,635
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	1,190	1,184,592
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	17,130	15,993,696
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	5,875	7,324,784
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	420	416,760
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	60	60,371
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	3.750%	08/30/23	6,865	6,803,803
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%	09/21/22	2,000	2,011,805
People’s United Bank NA, Sub. Notes	4.000%	07/15/24	510	503,818
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%	09/12/23	5,900	5,731,030
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.076%	01/27/30	13,450	13,426,251
State Street Corp., Jr. Sub. Notes	5.250%	12/29/49	5,005	5,095,090
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%	05/23/23	18,640	18,264,582
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	32,859	32,654,798
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%	03/23/28	4,880	4,835,524
Wells Fargo & Co., Sub. Notes, GMTN	4.900%	11/17/45	8,905	9,022,010
Wells Fargo & Co., Sub. Notes, MTN	4.650%	11/04/44	3,135	3,051,484
Wells Fargo & Co., Sub. Notes, MTN	4.750%	12/07/46	13,680	13,627,556

				991,034,916

Beverages — 1.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	13,125	11,783,941
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	23,680	23,711,780
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	3,890	3,934,038
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42	5,770	4,998,143
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	4.000%	04/13/28	8,950	8,821,778
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.375%	04/15/38	9,850	9,478,715
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.439%	10/06/48	865	811,833
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.600%	04/15/48	12,845	12,442,748

A972

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Beverages (cont’d.)
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.450%	05/15/25	21,850	$21,780,951
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,616,444
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	5,824	5,901,662
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.057%	05/25/23	10,380	10,398,121
Keurig Dr. Pepper, Inc., Gtd. Notes	4.500%	11/15/45	17,400	15,996,822
PepsiCo, Inc., Sr. Unsec’d. Notes	3.450%	10/06/46	3,600	3,246,181
PepsiCo, Inc., Sr. Unsec’d. Notes	4.450%	04/14/46	6,706	7,068,674
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	4.600%	07/17/45	12,645	13,463,074

				156,454,905

Biotechnology — 1.4%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	800	724,209
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	4,830	4,825,100
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	500	507,187
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	13,943	13,497,284
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	21,773	21,540,408
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	2,270	2,345,183
Baxalta, Inc., Gtd. Notes	5.250%	06/23/45	1,456	1,563,834
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45	17,708	18,788,020
Celgene Corp., Sr. Unsec’d. Notes	4.550%	02/20/48	20,200	18,794,885
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	6,837	6,433,963
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	1,150	1,142,827
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	21,964	22,237,117
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,177	1,156,356
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	12,295	12,073,702
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	355	336,328
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	9,770	9,706,356
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	2,595	2,674,810
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	10,125	10,466,778

				148,814,347

Building Materials — 1.1%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	6,850	6,742,266
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,867,375
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.500%	02/15/47	1,684	1,615,246
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.625%	07/02/44	5,204	5,098,835
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	9,970	9,489,765
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	12,450	12,920,839
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,782,583
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,131,708
Masco Corp., Sr. Unsec’d. Notes	4.500%	05/15/47	8,500	7,302,514
Owens Corning, Sr. Unsec’d. Notes	4.200%	12/15/22	1,626	1,629,637
Owens Corning, Sr. Unsec’d. Notes	4.200%	12/01/24	4,868	4,821,351
Owens Corning, Sr. Unsec’d. Notes	4.300%	07/15/47	15,000	12,102,327
Owens Corning, Sr. Unsec’d. Notes	7.000%	12/01/36	7,533	8,582,575
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	6,150	6,142,313
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	6.000%	10/15/25	7,400	7,566,499

A973

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	06/15/47	27,278	$24,426,240
Vulcan Materials Co., Sr. Unsec’d. Notes, 144A	4.700%	03/01/48	4,700	4,314,363

				118,536,436

Chemicals — 2.9%
Albemarle Corp., Sr. Unsec’d. Notes	4.150%	12/01/24	4,773	4,821,805
Ashland LLC, Gtd. Notes	4.750%	08/15/22	6,031	6,094,627
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	16,313	16,623,370
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,248	6,414,479
CF Industries, Inc., Gtd. Notes(a)	5.150%	03/15/34	7,835	7,443,249
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	14,350	13,309,625
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26	8,375	8,318,833
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	12,265	12,556,563
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.375%	11/15/42	25,912	24,579,751
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	3	2,935
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	9,258	9,814,466
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	11/01/29	5,377	6,732,372
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,218,528
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	7,846	7,587,911
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	8,817	8,713,677
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250%	10/15/19	9,400	9,388,250
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	9,575	9,351,105
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	35,780	36,518,960
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27	20,665	19,338,484
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	13,754	12,360,952
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	9,200	9,768,648
Methanex Corp. (Canada), Sr. Unsec’d. Notes	3.250%	12/15/19	5,300	5,279,344
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	3,100	3,173,471
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500%	01/15/48	3,370	3,096,221
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,100	2,015,055
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	9,175	9,392,989
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.000%	04/01/25	800	736,865
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.625%	03/15/24	1,045	1,018,330
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	2,745,501
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,200	1,181,277
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	8,436	9,423,363
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	7.125%	05/23/36	6,520	7,851,329
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	5,761	5,629,649
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	3,427,814
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	5.182%	04/24/28	2,480	2,372,658
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	641,356
WR Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	1,400	1,434,999
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	4.750%	06/01/28	19,450	19,581,015

				309,959,826

Commercial Services — 1.8%
Block Financial LLC, Gtd. Notes	4.125%	10/01/20	7,100	7,166,640
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647%	05/01/48	12,125	11,586,495
Boston University, Sec’d. Notes	4.061%	10/01/48	4,695	4,655,061
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	3,010,341

A974

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	333	$387,974
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%	11/01/18	1,800	1,800,269
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	10/15/22	13,000	12,755,428
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	4,800	4,491,029
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%	11/01/46	32,800	29,376,298
ERAC USA Finance LLC, Gtd. Notes, 144A	4.500%	02/15/45	8,460	7,961,121
ERAC USA Finance LLC, Gtd. Notes, 144A	5.625%	03/15/42	1,000	1,093,263
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%	06/01/34	1,000	1,197,366
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	3,623	4,537,219
George Washington University (The), Unsec’d. Notes	4.126%	09/15/48	5,000	4,996,220
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	370	333,655
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	12,715	13,655,617
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%	07/01/2111	160	203,386
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	2,025	1,974,375
Northwestern University, Unsec’d. Notes	3.662%	12/01/57	17,608	16,800,201
Northwestern University, Unsec’d. Notes	4.198%	12/01/47	1,335	1,370,394
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,077,004
Novant Health, Inc., Unsec’d. Notes	4.371%	11/01/43	2,150	2,139,045
President & Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	960	1,102,126
President & Fellows of Harvard College, Unsec’d. Notes	5.625%	10/01/38	17,500	21,518,832
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	3,280	3,291,219
Total System Services, Inc., Sr. Unsec’d. Notes	4.000%	06/01/23	6,920	6,964,905
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	4.674%	09/01/2112	6,976	7,049,178
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25	5,000	5,100,000
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	4,000	4,105,000
University of Notre Dame du Lac, Unsec’d. Notes	3.394%	02/15/48	6,475	5,962,359

				189,662,020

Computers — 1.2%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	16,175	15,810,284
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	25,666	23,027,582
Apple, Inc., Sr. Unsec’d. Notes	3.750%	09/12/47	6,960	6,543,209
Apple, Inc., Sr. Unsec’d. Notes	3.750%	11/13/47	6,170	5,789,820
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	9,378	9,026,661
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	10,700	10,260,912
Apple, Inc., Sr. Unsec’d. Notes	4.250%	02/09/47	2,945	3,005,260
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	33,995	36,726,093
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	8,475	8,496,414
DXC Technology Co., Sr. Unsec’d. Notes	4.250%	04/15/24	5,000	5,012,644
International Business Machines Corp., Sr. Unsec’d. Notes	2.875%	11/09/22	915	895,760
NCR Corp., Gtd. Notes(a)	6.375%	12/15/23	500	509,375

				125,104,014

Distribution/Wholesale — 0.0%
WW Grainger, Inc., Sr. Unsec’d. Notes	4.200%	05/15/47	4,480	4,397,025

A975

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750%	05/15/19	15,157	$15,216,712
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	19,986	18,809,915
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,496,226
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	6,550	6,745,084
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%	01/15/44	6,600	6,676,172
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%	06/17/19	1,755	1,768,163
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%	01/15/19	5,935	5,964,675
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	3,250	3,420,625
Synchrony Financial, Sr. Unsec’d. Notes	4.250%	08/15/24	1,385	1,338,095

				63,435,667

Electric — 12.6%
AEP Texas, Inc., Sr. Unsec’d. Notes	2.400%	10/01/22	5,600	5,354,587
AEP Texas, Inc., Sr. Unsec’d. Notes	3.800%	10/01/47	3,250	2,912,762
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.850%	10/01/25	7,145	7,098,775
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.950%	06/01/28	6,240	6,200,645
AEP Transmission Co. LLC, Sr. Unsec’d. Notes(a)	3.100%	12/01/26	2,080	1,978,684
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.750%	12/01/47	10,015	9,153,421
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.000%	12/01/46	5,000	4,739,449
AES Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	750	756,563
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,370,677
Ameren Illinois Co., First Mortgage	3.700%	12/01/47	12,200	11,334,000
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	7,760	7,649,096
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%	06/01/45	6,600	6,630,415
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,660,563
Avangrid, Inc., Sr. Unsec’d. Notes	3.150%	12/01/24	11,020	10,504,564
Avista Corp., First Mortgage	4.350%	06/01/48	11,005	11,000,048
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	321,704
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.750%	08/15/47	20,800	19,083,937
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	4.250%	09/15/48	14,575	14,497,487
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.250%	04/15/28	5,100	4,828,442
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.800%	07/15/48	7,145	6,454,180
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes, 144A	4.450%	01/15/49	30,200	30,116,554
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%	02/01/45	8,150	8,123,731
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	4,800	4,794,473
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	16,000	16,863,043
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	9,206,860
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,495	4,745,748
Commonwealth Edison Co., First Mortgage	3.650%	06/15/46	18,950	17,167,590
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	6,751	6,204,247
Commonwealth Edison Co., First Mortgage	3.750%	08/15/47	7,610	7,038,822
Commonwealth Edison Co., First Mortgage	3.800%	10/01/42	1,465	1,372,540
Commonwealth Edison Co., First Mortgage	4.000%	03/01/48	7,045	6,798,145
Commonwealth Edison Co., First Mortgage	4.350%	11/15/45	4,655	4,712,607
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,103,074
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	983,817
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%	06/15/46	6,925	6,456,104

A976

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.950%	03/01/43	4,905	$4,694,141
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%	12/01/56	1,785	1,704,031
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.450%	03/15/44	8,000	8,189,246
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.500%	05/15/58	15,000	14,841,158
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,482,893
Consumers Energy Co., First Mortgage	3.250%	08/15/46	5,075	4,339,403
Consumers Energy Co., First Mortgage	4.350%	08/31/64	6,520	6,260,175
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	8,755,719
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.250%	06/01/28	6,160	6,179,983
Dominion Energy, Inc., Sr. Unsec’d. Notes(a)	4.700%	12/01/44	1,625	1,640,735
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.900%	08/01/41	8,810	9,030,579
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	17,700	16,431,605
DTE Electric Co., General Ref. Mortgage	3.700%	06/01/46	1,305	1,204,650
DTE Electric Co., General Ref. Mortgage	3.750%	08/15/47	7,040	6,534,887
DTE Electric Co., General Ref. Mortgage	3.950%	06/15/42	5,800	5,546,891
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	509,029
DTE Electric Co., General Ref. Mortgage	4.050%	05/15/48	6,850	6,740,806
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	5,625	5,742,206
DTE Energy Co., Sr. Unsec’d. Notes(a)	3.700%	08/01/23	5,835	5,825,205
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,004,894
Duke Energy Carolinas LLC, First Mortgage	3.950%	03/15/48	11,280	10,760,121
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	12,920,427
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,076,379
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	10,410	9,599,513
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	14,955	14,201,807
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	3,740	3,286,545
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,214,755
Duke Energy Corp., Sr. Unsec’d. Notes(a)	3.950%	08/15/47	3,955	3,564,721
Duke Energy Florida LLC, First Mortgage	3.400%	10/01/46	10,280	8,933,441
Duke Energy Indiana LLC, First Mortgage	4.900%	07/15/43	400	436,039
Duke Energy Ohio, Inc., First Mortgage	3.700%	06/15/46	8,015	7,325,055
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,518,189
Duke Energy Progress LLC, First Mortgage	3.700%	10/15/46	10,295	9,402,223
Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	1,200	1,177,735
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	4,802	4,688,662
Duke Energy Progress LLC, First Mortgage	5.700%	04/01/35	500	573,867
Duke Energy Progress LLC, First Mortgage	6.125%	09/15/33	4,400	5,151,597
El Paso Electric Co., Sr. Unsec’d. Notes	5.000%	12/01/44	4,800	4,865,912
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	979,504
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	5.000%	09/21/48	10,000	9,736,177
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,267,468
Emera US Finance LP (Canada), Gtd. Notes	4.750%	06/15/46	20,050	19,537,764
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.500%	04/06/28	18,460	16,249,155
Enel Finance International NV (Italy), Gtd. Notes, 144A	4.250%	09/14/23	14,820	14,639,275
Enel Finance International NV (Italy), Gtd. Notes, 144A	4.875%	06/14/29	25,750	24,868,422
Entergy Louisiana LLC, Collateral Trust	4.200%	09/01/48	21,560	21,368,493

A977

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Eversource Energy, Sr. Unsec’d. Notes	3.300%	01/15/28	4,660	$4,393,915
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	5,390	5,225,239
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	2,996,667
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.750%	10/01/41	10,000	10,181,024
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	10,000	10,887,514
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	12,250	12,461,425
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,438,527
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,522,633
Florida Power & Light Co., First Mortgage	3.700%	12/01/47	3,870	3,563,904
Florida Power & Light Co., First Mortgage	3.950%	03/01/48	16,395	16,054,183
Florida Power & Light Co., First Mortgage	4.050%	10/01/44	7,550	7,508,007
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%	10/04/26	7,650	7,019,611
Idaho Power Co., First Mortgage	4.200%	03/01/48	6,300	6,210,119
Indiana Michigan Power Co., Sr. Unsec’d. Notes	4.550%	03/15/46	7,235	7,431,770
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	13,593,572
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	707,248
ITC Holdings Corp., Sr. Unsec’d. Notes	3.250%	06/30/26	10,295	9,689,045
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,095,946
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,036,846
Kansas City Power & Light Co., Sr. Unsec’d. Notes	4.200%	03/15/48	5,330	5,112,183
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	1,969,550
Kentucky Utilities Co., First Mortgage	4.375%	10/01/45	960	965,164
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	704,339
Louisville Gas & Electric Co., First Mortgage	4.375%	10/01/45	9,500	9,550,482
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	9,903,190
MidAmerican Energy Co., First Mortgage	3.650%	08/01/48	22,370	20,537,031
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	16,472,604
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,139,440
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,617,693
New England Power Co. (United Kingdom), Sr. Unsec’d. Notes, 144A	3.800%	12/05/47	7,320	6,772,343
New York State Electric & Gas Corp., Sr. Unsec’d. Notes, 144A	3.250%	12/01/26	8,110	7,711,616
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,314,409
Northern States Power Co., First Mortgage	3.400%	08/15/42	8,450	7,534,040
Northern States Power Co., First Mortgage	3.600%	05/15/46	17,056	15,504,975
Northern States Power Co., First Mortgage	3.600%	09/15/47	11,350	10,302,073
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	4,737,711
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	8,472,229
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	2,000	2,100,000
NRG Energy, Inc., Gtd. Notes(a)	7.250%	05/15/26	6,425	6,971,125
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	3,903,775
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	3.800%	08/15/28	10,670	10,491,471
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	8,194,619
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.150%	04/01/47	3,655	3,483,825
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,332,654
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	2.950%	03/01/26	9,390	8,551,988
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	9,614,406
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	10/01/20	3,959	3,962,941
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.950%	12/01/47	7,815	6,793,273
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/01/46	20,000	17,514,577

A978

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	$4,400,174
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,213,982
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	12,215	12,525,917
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	8,275	9,405,719
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,507,012
PECO Energy Co., First Mortgage	3.700%	09/15/47	3,840	3,526,038
PECO Energy Co., First Mortgage	3.900%	03/01/48	9,385	8,949,237
PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,694,896
Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250%	03/15/28	6,010	5,586,491
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	797,561
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	7,778,865
PPL Electric Utilities Corp., First Mortgage	3.950%	06/01/47	4,460	4,297,875
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	4,450	4,383,403
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	629,161
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000%	10/30/31	23,950	29,868,836
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	11,550,037
Public Service Co. of Colorado, First Mortgage	3.550%	06/15/46	9,880	8,708,369
Public Service Co. of Colorado, First Mortgage(a)	3.700%	06/15/28	2,000	2,000,216
Public Service Co. of Colorado, First Mortgage	4.100%	06/15/48	4,735	4,694,474
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	166,761
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,238,734
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	2,908,922
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	1,914,784
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	1,937,158
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	16,900	16,304,170
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41	1,787	1,834,392
San Diego Gas & Electric Co., First Mortgage	4.150%	05/15/48	37,545	36,792,978
San Diego Gas & Electric Co., First Mortgage	5.350%	05/15/40	773	881,334
Sempra Energy, Sr. Unsec’d. Notes	3.250%	06/15/27	17,500	16,313,666
Sempra Energy, Sr. Unsec’d. Notes	3.400%	02/01/28	19,250	18,018,539
South Carolina Electric & Gas Co., First Mortgage	4.500%	06/01/64	13,545	12,415,212
Southern California Edison Co., First Ref. Mortgage	3.600%	02/01/45	4,330	3,815,726
Southern California Edison Co., First Ref. Mortgage	4.000%	04/01/47	28,115	26,408,430
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,453,879
Southern California Edison Co., First Ref. Mortgage	4.125%	03/01/48	20,150	19,261,470
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	986,568
Southern Co. (The), Sr. Unsec’d. Notes	4.250%	07/01/36	17,050	16,215,482
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	1,018,026
Southwestern Public Service Co., First Mortgage	3.700%	08/15/47	4,470	4,092,809
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	564,342
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	7,127,841
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%	05/15/37	1,997	2,394,320
Tri-State Generation & Transmission Association, Inc., First Mortgage	4.250%	06/01/46	11,770	10,715,303
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	9,175	8,457,107
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.500%	03/15/27	7,920	7,734,917

A979

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.800%	04/01/28	1,530	$1,526,483
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.800%	09/15/47	23,150	21,293,789
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	01/15/43	1,399	1,340,757
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	11/15/46	1,900	1,797,026
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%	05/15/45	8,500	8,279,236
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	3,835	3,881,920
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%	08/15/43	2,000	2,101,427
Westar Energy, Inc., First Mortgage	4.100%	04/01/43	3,775	3,703,814
Westar Energy, Inc., First Mortgage	4.125%	03/01/42	3,010	2,962,862
Westar Energy, Inc., First Mortgage	4.250%	12/01/45	4,365	4,336,417
Westar Energy, Inc., First Mortgage	4.625%	09/01/43	2,780	2,911,200
Wisconsin Electric Power Co., Sr. Unsec’d. Notes.	4.250%	06/01/44	3,850	3,792,148
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.752%	11/01/44	5,000	5,394,059
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,145	4,936,143

				1,359,220,171

Electronics — 0.3%
Fortive Corp., Sr. Unsec’d. Notes	4.300%	06/15/46	13,160	12,522,916
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,493,750
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%	12/17/18	1,350	1,349,245
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%	02/03/22	8,100	8,093,095
Tyco Electronics Group SA (Switzerland), Gtd. Notes	7.125%	10/01/37	8,475	11,253,032

				35,712,038

Entertainment — 0.0%
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	425	418,094

Environmental Control — 0.1%
Republic Services, Inc., Sr. Unsec’d. Notes	3.375%	11/15/27	7,965	7,596,098

Foods — 2.6%
Cencosud SA (Chile), Gtd. Notes, 144A	4.875%	01/20/23	4,146	4,131,158
JM Smucker Co. (The), Gtd. Notes	4.375%	03/15/45	8,500	7,820,559
Koninklijke Ahold Delhaize NV (Netherlands), Gtd. Notes	5.700%	10/01/40	26,690	29,023,484
Kraft Heinz Foods Co., Gtd. Notes(a)	3.000%	06/01/26	3,370	3,076,151
Kraft Heinz Foods Co., Gtd. Notes	4.000%	06/15/23	14,420	14,461,081
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	19,550	17,266,532
Kraft Heinz Foods Co., Gtd. Notes(a)	4.625%	01/30/29	7,890	7,876,864
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	16,515	16,313,724
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	6,800	6,647,033
Kraft Heinz Foods Co., Gtd. Notes	6.500%	02/09/40	500	560,141
Kraft Heinz Foods Co., Gtd. Notes	6.750%	03/15/32	8,633	10,123,177
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%	08/01/39	8,500	10,252,263
Kroger Co. (The), Gtd. Notes	7.700%	06/01/29	4,400	5,343,956
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	5,820	4,853,601
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%	02/01/47	8,000	7,325,174
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.650%	01/15/48	27,180	25,612,911
Kroger Co. (The), Sr. Unsec’d. Notes(a)	5.000%	04/15/42	1,150	1,138,564
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	447,549
Nestle Holdings, Inc., Gtd. Notes, 144A	3.900%	09/24/38	75,000	73,778,495
Sysco Corp., Gtd. Notes	3.750%	10/01/25	7,600	7,500,722
Sysco Corp., Gtd. Notes	4.500%	04/01/46	4,255	4,188,976

A980

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Sysco Corp., Gtd. Notes	4.850%	10/01/45	1,585	$1,637,916
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,091,804
Tyson Foods, Inc., Sr. Unsec’d. Notes(a)	3.550%	06/02/27	12,390	11,689,627
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.550%	06/02/47	4,660	4,329,841
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100%	09/28/48	3,105	3,166,942

				279,658,245

Forest Products & Paper — 0.6%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.250%	06/01/28	2,960	3,692,531
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	126	150,526
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.750%	11/15/29	1,730	2,274,141
International Paper Co., Sr. Unsec’d. Notes	4.350%	08/15/48	4,400	4,013,880
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	28,560	27,744,586
International Paper Co., Sr. Unsec’d. Notes	5.150%	05/15/46	1,726	1,778,533
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	22,149	24,599,547
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,642,311

				66,896,055

Gas — 1.0%
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	5,120	5,011,741
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100%	09/01/47	2,610	2,395,288
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	935,553
NiSource, Inc., Sr. Unsec’d. Notes	4.375%	05/15/47	15,000	14,324,704
NiSource, Inc., Sr. Unsec’d. Notes	4.800%	02/15/44	10,310	10,435,648
NiSource, Inc., Sr. Unsec’d. Notes	5.650%	02/01/45	3,000	3,350,709
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.640%	11/01/46	5,905	5,238,185
Southern California Gas Co., First Mortgage	4.125%	06/01/48	9,445	9,363,450
Southern California Gas Co., First Mortgage	4.300%	01/15/49	12,650	12,927,145
Southern California Gas Co., First Mortgage	4.450%	03/15/44	2,500	2,574,280
Southern Co. Gas Capital Corp., Gtd. Notes	3.250%	06/15/26	9,414	8,801,696
Southern Co. Gas Capital Corp., Gtd. Notes	3.950%	10/01/46	5,520	4,867,240
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43	750	720,648
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	05/30/47	19,383	18,461,280
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,179,244

				104,586,811

Healthcare-Products — 1.2%
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	26,030	26,198,452
Abbott Laboratories, Sr. Unsec’d. Notes	4.900%	11/30/46	4,800	5,212,998
Becton Dickinson & Co., Sr. Unsec’d. Notes	5.000%	11/12/40	5,190	5,263,094
Becton Dickinson & Co., Sr. Unsec’d. Notes	6.000%	05/15/39	2,500	2,788,603
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,475,139
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%	03/15/42	9,216	10,036,488
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	6,562	6,786,253
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	7,962,034
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	30,399	32,196,567
Stryker Corp., Sr. Unsec’d. Notes	3.650%	03/07/28	2,095	2,022,191
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	6,405	6,460,428
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.200%	08/15/27	21,853	20,435,862
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	5,000	4,797,521

				131,635,630

A981

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services — 3.4%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829%	08/15/28	7,005	$7,066,205
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	4.272%	08/15/48	8,950	9,006,172
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	1,865	1,708,535
Allina Health System, Unsec’d. Notes	4.805%	11/15/45	4,465	4,746,738
Anthem, Inc., Sr. Unsec’d. Notes	3.650%	12/01/27	6,550	6,222,455
Anthem, Inc., Sr. Unsec’d. Notes	4.101%	03/01/28	4,075	4,013,514
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	2,600	2,540,660
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	984,453
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	492,295
Anthem, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44	720	746,325
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	17,310	16,793,494
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	2,672	2,937,329
Baylor Scott & White Holdings, Sec’d. Notes	3.967%	11/15/46	24,330	23,099,722
Children’s Hospital Corp. (The), Gtd. Notes	4.115%	01/01/47	6,650	6,566,353
Dartmouth-Hitchcock Health, Sec’d. Notes(a)	4.178%	08/01/48	12,000	11,582,861
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920%	06/01/47	5,125	4,945,323
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.375%	10/15/28	25,005	24,932,161
Halfmoon Parent, Inc., Sr. Unsec’d. Notes, 144A	4.900%	12/15/48	25,325	25,142,073
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,683,000
HCA, Inc., Gtd. Notes	5.875%	05/01/23	750	791,250
HCA, Inc., Gtd. Notes	5.875%	02/15/26	4,000	4,165,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,500	3,609,375
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970%	11/01/48	21,125	20,766,689
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	12,425	12,409,396
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,104,259
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,774,983
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	12,050	11,696,124
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	2,390	2,357,757
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	6,949	6,744,654
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	2,850	2,724,690
NYU Langone Hospitals, Sec’d. Notes	4.368%	07/01/47	13,575	13,700,795
NYU Langone Hospitals, Sec’d. Notes	4.784%	07/01/44	7,305	7,725,629
NYU Langone Hospitals, Sr. Sec’d. Notes	5.750%	07/01/43	700	851,980
Quest Diagnostics, Inc., Gtd. Notes	5.750%	01/30/40	1,251	1,314,022
Quest Diagnostics, Inc., Gtd. Notes	6.950%	07/01/37	1,704	2,001,595
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	2,400	2,373,840
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	4,715	4,479,006
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%	04/01/24	1,400	1,418,035
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%	03/30/45	7,800	7,569,419
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	12,525	12,407,479
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	4.000%	11/28/44	3,720	3,649,016
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	8,850	8,215,796
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	4,275	4,599,504
Sutter Health, Unsec’d. Notes	3.695%	08/15/28	2,400	2,356,413
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	5,400	5,477,492

A982

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.850%	06/15/28	27,300	$27,367,147
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,060	1,964,655
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	04/15/47	13,715	13,762,475
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	06/15/48	7,390	7,417,011
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	4,121	4,386,773
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	1,080	1,133,840
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.750%	07/15/45	6,845	7,325,489

				364,851,256

Home Builders — 0.2%
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	8,500	8,707,182
Lennar Corp., Gtd. Notes	4.750%	11/29/27	8,045	7,723,200
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	600	602,250
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	3,332	3,329,334
Toll Brothers Finance Corp., Gtd. Notes(a)	4.875%	11/15/25	915	898,988

				21,260,954

Home Furnishings — 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%	06/15/21	700	720,907
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%	03/01/43	450	432,501

				1,153,408

Household Products/Wares — 0.9%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	3.200%	07/30/46	15,400	13,075,553
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%	03/12/25	28,175	26,153,902
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375%	06/24/22	44,150	42,382,125
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750%	06/26/24	21,245	20,138,476
SC Johnson & Son, Inc., Sr. Unsec’d. Notes, 144A	4.000%	05/15/43	425	405,100

				102,155,156

Housewares — 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	4,019	3,933,577
Newell Brands, Inc., Sr. Unsec’d. Notes	3.900%	11/01/25	9,150	8,505,965
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	885	873,307
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46	27,343	26,050,128

				39,362,977

Insurance — 1.8%
Allstate Corp. (The), Sub. Notes	5.750%	08/15/53	800	823,999
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	2,700	2,706,708
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55	7,500	6,619,602
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	17,735	16,737,977
American International Group, Inc., Sr. Unsec’d. Notes	4.750%	04/01/48	520	511,193
American International Group, Inc., Sr. Unsec’d. Notes	4.800%	07/10/45	2,400	2,375,093
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	3,435	3,393,022
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	7,245	7,570,434

A983

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	8,532	$9,040,830
AXIS Specialty Finance PLC, Gtd. Notes	5.150%	04/01/45	3,700	3,576,898
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300%	05/15/43	2,250	2,274,115
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%	05/15/42	645	657,482
Berkshire Hathaway Finance Corp., Gtd. Notes	5.750%	01/15/40	900	1,082,580
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%	03/01/26	27,363	27,669,469
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	4.868%	06/01/44	2,540	2,531,635
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%	04/15/43	200	189,538
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	5,635	5,697,681
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	3,490	3,490,460
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35	12,952	15,137,432
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	18,084	21,861,673
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	4,385	5,156,306
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	6,248	7,840,350
Markel Corp., Sr. Unsec’d. Notes	4.300%	11/01/47	4,479	4,101,480
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	100	99,577
Markel Corp., Sr. Unsec’d. Notes	5.000%	04/05/46	3,270	3,344,439
Progressive Corp. (The), Jr. Sub. Notes	5.375%	12/31/49	4,000	3,990,000
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34	1,700	1,985,669
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%	05/15/47	26,445	25,655,276
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	350	371,810
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	600	624,728
Unum Group Corp., Sr. Unsec’d. Notes	7.250%	03/15/28	3,600	4,266,520
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%	08/01/44	2,675	2,612,417
XLIT Ltd. (Bermuda), Gtd. Notes	5.250%	12/15/43	2,962	3,190,262

				197,186,655

Iron/Steel — 0.0%
Nucor Corp., Sr. Unsec’d. Notes	4.400%	05/01/48	2,500	2,443,118

Lodging — 0.4%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,637,499
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	22,630	21,113,774
Marriott International, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	13,500	13,331,969
Sands China Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.600%	08/08/23	8,900	8,898,205

				45,981,447

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%	05/15/64	4,200	4,353,132
Caterpillar, Inc., Sr. Unsec’d. Notes	6.050%	08/15/36	2,200	2,672,969

				7,026,101

Machinery-Diversified — 0.1%
Roper Technologies, Inc., Sr. Unsec’d. Notes	4.200%	09/15/28	5,985	5,937,316
Wabtec Corp., Gtd. Notes	4.700%	09/15/28	4,745	4,669,815
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	3,000	3,102,563

				13,709,694

Media — 3.5%
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	9,675	11,322,036

A984

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	$2,859,096
21st Century Fox America, Inc., Gtd. Notes	6.400%	12/15/35	4,831	6,156,896
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	5,060	6,887,542
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,376,596
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	4,865	7,450,506
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	6,000	5,992,499
Belo Corp., Gtd. Notes	7.250%	09/15/27	150	155,249
CBS Corp., Gtd. Notes	2.900%	01/15/27	2,615	2,339,664
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47	61,252	58,036,596
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	21,503	23,126,427
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	10,574	11,366,874
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	10,596	11,695,342
Comcast Corp., Gtd. Notes	3.150%	03/01/26	6,030	5,692,844
Comcast Corp., Gtd. Notes	3.300%	02/01/27	3,245	3,067,357
Comcast Corp., Gtd. Notes	3.400%	07/15/46	18,415	14,899,647
Comcast Corp., Gtd. Notes	3.900%	03/01/38	15,000	13,748,186
Comcast Corp., Gtd. Notes	3.969%	11/01/47	8,314	7,420,291
Comcast Corp., Gtd. Notes	3.999%	11/01/49	8,598	7,651,718
Comcast Corp., Gtd. Notes	4.049%	11/01/52	6,355	5,635,480
Comcast Corp., Gtd. Notes	4.200%	08/15/34	10,000	9,628,408
Comcast Corp., Gtd. Notes	4.250%	01/15/33	6,090	5,970,121
Comcast Corp., Gtd. Notes	4.600%	08/15/45	25,148	24,624,867
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	9,761,844
Discovery Communications LLC, Gtd. Notes, 144A	3.950%	06/15/25	3,800	3,707,942
Discovery Communications LLC, Gtd. Notes	4.950%	05/15/42	2,935	2,762,902
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37	800	780,064
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47	10,000	9,777,365
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	560,477
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes(a)	6.125%	01/31/46	5,424	5,904,609
TEGNA, Inc., Gtd. Notes	5.125%	07/15/20	2,000	2,014,999
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	3,050	2,937,678
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	7,590	7,662,956
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	2,785	3,021,078
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	4,700	5,125,801
Viacom, Inc., Jr. Sub. Notes(a)	6.250%	02/28/57	2,835	2,793,331
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	9,550	9,033,441
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	27,586	26,869,142
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	4,455	4,713,283
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,100	1,130,250
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	4,600	4,726,500
Warner Media LLC, Gtd. Notes	4.650%	06/01/44	19,400	17,448,123
Warner Media LLC, Gtd. Notes	4.750%	03/29/21	5,026	5,177,815
Warner Media LLC, Gtd. Notes	4.900%	06/15/42	2,700	2,524,190
Warner Media LLC, Gtd. Notes	5.350%	12/15/43	5,020	4,951,481

				380,489,513

A985

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining — 1.8%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	2,805	$2,921,110
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.450%	10/15/35	5,000	5,706,264
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36	15,000	17,308,885
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	8,800	9,517,202
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	4,615	5,123,564
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500%	09/15/38	4,470	5,417,639
Barrick PD Australia Finance PTY Ltd. (Canada), Gtd. Notes	5.950%	10/15/39	18,522	20,308,960
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%	02/24/22	935	920,017
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	11,580	12,854,929
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	10/19/75	1,215	1,266,638
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	4,085	4,069,709
Kinross Gold Corp. (Canada), Gtd. Notes	4.500%	07/15/27	2,287	2,044,121
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%	09/01/41	6,250	6,375,000
Newmont Mining Corp., Gtd. Notes	5.875%	04/01/35	7,000	7,749,873
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	5.200%	11/02/40	7,083	7,885,806
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	4.750%	03/22/42	2,100	2,223,326
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	9,485	10,355,005
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	10,177	12,046,986
Teck Resources Ltd. (Canada), Gtd. Notes	5.200%	03/01/42	3,060	2,822,850
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%	02/01/43	18,300	17,247,750
WMC Finance USA Ltd. (Australia), Gtd. Notes	6.250%	05/15/33	2,000	2,443,169
Yamana Gold, Inc. (Brazil), Gtd. Notes	4.625%	12/15/27	9,903	9,318,050
Yamana Gold, Inc. (Brazil), Gtd. Notes	4.950%	07/15/24	22,990	22,663,542

				188,590,395

Miscellaneous Manufacturing — 0.4%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,000	1,011,249
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22	1,000	1,002,499
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	3,465	3,090,527
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%	06/15/43	450	517,114
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.300%	09/15/46	9,735	8,374,052
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.200%	03/16/47	17,378	17,525,650
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	1,500	1,498,693
Textron, Inc., Sr. Unsec’d. Notes	4.000%	03/15/26	9,045	8,907,263
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19	750	778,297

				42,705,344

Office Furnishings — 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21	3,240	3,413,799

Office/Business Equipment — 0.3%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875%	09/15/20	3,400	3,353,250

A986

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Office/Business Equipment (cont’d.)
Xerox Corp., Sr. Unsec’d. Notes	3.625%		03/15/23	33,643	$32,084,699

					35,437,949

Oil & Gas — 6.3%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	4,290	5,262,835
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%		07/15/24	3,347	3,221,876
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%		07/15/44	5,000	4,579,644
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.649%	(s)	10/10/36	83,612	35,432,563
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%		03/15/40	15,066	16,706,322
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	8,046,885
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	620	729,116
Andeavor, Gtd. Notes(a)	5.125%		12/15/26	11,560	12,093,263
Andeavor, Sr. Unsec’d. Notes(a)	3.800%		04/01/28	10,000	9,509,240
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	15,688	15,515,982
Apache Corp., Sr. Unsec’d. Notes	5.250%		02/01/42	7,500	7,539,033
Apache Corp., Sr. Unsec’d. Notes	6.000%		01/15/37	2,963	3,237,909
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	2,908,418
Burlington Resources Finance Co., Gtd. Notes	7.400%		12/01/31	2,700	3,508,966
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%		03/15/38	14,670	17,314,287
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450%		06/30/33	2,000	2,329,376
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes, GMTN	4.950%		06/01/47	20,000	20,741,821
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%		04/15/27	5,000	4,833,252
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42	5,300	4,583,638
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	19,015	18,314,962
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		06/15/37	45,290	44,784,276
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400%		06/15/47	4,160	4,161,414
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%		10/15/19	12,584	12,879,558
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39	12,200	13,758,306
Concho Resources, Inc., Gtd. Notes	4.300%		08/15/28	6,650	6,623,062
Concho Resources, Inc., Gtd. Notes	4.850%		08/15/48	2,300	2,307,074
Concho Resources, Inc., Gtd. Notes	4.875%		10/01/47	8,385	8,483,493
ConocoPhillips, Gtd. Notes	6.500%		02/01/39	4,856	6,303,934
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34	847	835,827
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	14,705	15,872,639
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%		04/15/29	3,300	4,120,573
Continental Resources, Inc., Gtd. Notes	4.500%		04/15/23	1,500	1,526,403
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%		07/15/21	10,000	10,093,633
Devon Energy Corp., Sr. Unsec’d. Notes	4.750%		05/15/42	4,650	4,438,579
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	8,351	8,226,121
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	23,625	25,054,672
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		05/15/19	6,300	6,436,439
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		08/15/34	18,163	21,180,256
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		02/01/38	1,875	2,197,563
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	4.000%		09/12/23	1,635	1,617,491
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	5,533	5,400,849
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	4.150%		01/15/26	11,045	11,295,013
Equinor ASA (Norway), Gtd. Notes	3.950%		05/15/43	2,796	2,723,791

A987

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Equinor ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	$1,409,620
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%	03/06/45	4,370	4,087,602
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	8,000	8,181,101
Hess Corp., Sr. Unsec’d. Notes	5.800%	04/01/47	6,560	6,908,736
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	10,133	10,114,409
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	5,435	6,691,809
Marathon Oil Corp., Sr. Unsec’d. Notes	4.400%	07/15/27	21,000	20,997,892
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%	09/15/54	9,375	8,895,591
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	3,110	3,268,293
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%	11/15/24	500	491,025
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	6,378	6,178,092
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	11,315	11,160,310
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	12,630	13,514,156
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.200%	03/15/48	4,505	4,431,236
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	29,440	29,946,724
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.999%	01/27/28	5,000	4,612,500
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.350%	02/12/28	6,575	6,196,938
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.350%	02/12/48	2,025	1,854,900
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,549,610
Phillips 66, Gtd. Notes	4.875%	11/15/44	6,200	6,426,899
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	20,925	21,436,063
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	10,000	9,462,500
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	10,000	9,781,932
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	3,000	2,935,603
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	8,430	8,754,250
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	11/15/47	4,800	4,504,154
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	06/15/38	3,900	4,818,501
Valero Energy Corp., Sr. Unsec’d. Notes	4.350%	06/01/28	31,500	31,729,275
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%	03/15/45	7,045	7,179,817

				676,249,892

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	4.080%	12/15/47	5,905	5,358,820
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,500	1,472,145
Cameron International Corp., Gtd. Notes	5.125%	12/15/43	2,000	2,052,454
Cameron International Corp., Gtd. Notes	7.000%	07/15/38	4,000	4,971,108
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	1,835	1,793,520
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	9,350	9,566,843
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	502,969
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	18,895	18,891,101
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	13,850	13,949,611

				58,558,571

Packaging & Containers — 0.2%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	951,844
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	300	301,199
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	645,625

A988

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	$2,218,606
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,144,094
Silgan Holdings, Inc., Sr. Unsec’d. Notes(a)	5.500%	02/01/22	1,400	1,415,750
WestRock MWV LLC, Gtd. Notes	7.550%	03/01/47	4,109	5,269,483
WestRock MWV LLC, Gtd. Notes	7.950%	02/15/31	7,987	10,312,693

				24,259,294

Pharmaceuticals — 5.0%
AbbVie, Inc., Sr. Unsec’d. Notes	4.300%	05/14/36	5,000	4,690,399
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	879,602
AbbVie, Inc., Sr. Unsec’d. Notes	4.450%	05/14/46	5,225	4,803,136
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	14,945	14,354,722
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	11,515	11,063,417
AbbVie, Inc., Sr. Unsec’d. Notes(a)	4.875%	11/14/48	26,135	25,713,987
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	33,343	32,433,038
Allergan Funding SCS, Gtd. Notes	4.850%	06/15/44	13,540	13,383,926
Allergan Sales LLC, Gtd. Notes, 144A	4.875%	02/15/21	3,975	4,092,589
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.300%	12/15/47	10,340	9,366,310
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.600%	07/15/42	1,000	784,115
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.700%	07/15/64	3,246	2,742,308
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,441,193
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.600%	03/15/43	2,700	2,449,650
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26	11,045	10,128,878
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	1,110,606
CVS Health Corp., Sr. Unsec’d. Notes	3.500%	07/20/22	5,230	5,190,122
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	1,178	1,160,847
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	558,809
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	8,805	8,735,959
CVS Health Corp., Sr. Unsec’d. Notes	4.780%	03/25/38	21,700	21,596,039
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	37,490	38,346,413
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	38,765	39,851,784
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	17,195	17,969,836
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	17,240	16,021,614
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	16,905	17,056,428
Express Scripts Holding Co., Gtd. Notes(a)	4.800%	07/15/46	19,480	19,012,280
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	3.875%	05/15/28	11,490	11,608,372
Johnson & Johnson, Sr. Unsec’d. Notes	3.400%	01/15/38	4,365	4,076,921
Johnson & Johnson, Sr. Unsec’d. Notes	3.500%	01/15/48	15,275	13,995,572
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	8,185	7,875,343
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	28,325	26,952,057
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,256,970
McKesson Corp., Sr. Unsec’d. Notes	3.796%	03/15/24	6,200	6,153,871
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.125%	11/15/25	3,175	3,214,014
Mylan NV, Gtd. Notes	3.950%	06/15/26	850	804,040
Mylan NV, Gtd. Notes	5.250%	06/15/46	10,900	10,195,335
Mylan, Inc., Gtd. Notes, 144A(a)	4.550%	04/15/28	6,650	6,464,766
Mylan, Inc., Gtd. Notes, 144A	5.200%	04/15/48	32,300	29,848,939
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%	11/20/45	4,625	4,645,904
Pfizer, Inc., Sr. Unsec’d. Notes	4.100%	09/15/38	12,100	12,049,081
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44	6,410	6,590,213
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	21,060	20,341,603

A989

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	43,270	$41,207,603
Shire Acquisitions Investments Ireland DAC, Gtd. Notes(a)	3.200%	09/23/26	4,755	4,382,283

				539,600,894

Pipelines — 4.8%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	824,858
Buckeye Partners LP, Sr. Unsec’d. Notes	4.125%	12/01/27	20,000	18,484,347
Colonial Pipeline Co., Sr. Unsec’d. Notes, 144A	4.250%	04/15/48	5,390	5,165,198
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	1,500	1,533,749
DCP Midstream Operating LP, Gtd. Notes	5.375%	07/15/25	18,850	19,203,438
DCP Midstream Operating LP, Gtd. Notes	5.600%	04/01/44	5,579	5,341,893
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450%	11/03/36	10,766	11,277,385
DCP Midstream Operating LP, Gtd. Notes	8.125%	08/16/30	1,000	1,191,249
Energy Transfer Partners LP, Gtd. Notes	4.900%	03/15/35	1,905	1,791,174
Energy Transfer Partners LP, Gtd. Notes	4.950%	06/15/28	4,720	4,805,442
Energy Transfer Partners LP, Gtd. Notes	5.150%	02/01/43	700	665,159
Energy Transfer Partners LP, Gtd. Notes	5.150%	03/15/45	5,825	5,499,014
Energy Transfer Partners LP, Gtd. Notes	5.800%	06/15/38	18,544	19,262,449
Energy Transfer Partners LP, Gtd. Notes	6.125%	12/15/45	27,444	29,273,164
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	2,192,822
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.450%	06/01/47	4,900	4,278,542
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600%	04/01/44	1,651	1,470,363
Enterprise Products Operating LLC, Gtd. Notes(a)	3.950%	02/15/27	2,000	1,997,280
Enterprise Products Operating LLC, Gtd. Notes	4.250%	02/15/48	5,400	5,083,334
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	1,990	2,028,472
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	5,775	5,885,642
Enterprise Products Operating LLC, Gtd. Notes	4.875%	08/16/77	7,490	7,130,009
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	34,397	35,572,163
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54	3,110	3,109,710
Enterprise Products Operating LLC, Gtd. Notes	5.375%	02/15/78	7,380	6,835,072
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	68,204
EQT Midstream Partners LP, Sr. Unsec’d. Notes	4.750%	07/15/23	22,160	22,487,599
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%	10/15/45	19,904	22,665,478
Kinder Morgan Energy Partners LP, Gtd. Notes	5.400%	09/01/44	878	901,315
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	6,451,973
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	09/01/39	5,545	6,260,585
Kinder Morgan, Inc., Gtd. Notes(a)	4.300%	03/01/28	1,500	1,487,233
Kinder Morgan, Inc., Gtd. Notes	5.050%	02/15/46	559	559,292
Kinder Morgan, Inc., Gtd. Notes(a)	5.200%	03/01/48	5,850	5,988,128
Kinder Morgan, Inc., Gtd. Notes	5.300%	12/01/34	4,899	5,067,968
Kinder Morgan, Inc., Gtd. Notes	5.550%	06/01/45	18,145	19,178,587
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	2,630	2,362,001
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	5,820	6,036,521
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	562,066
MPLX LP, Sr. Unsec’d. Notes	4.500%	04/15/38	11,785	11,107,308
MPLX LP, Sr. Unsec’d. Notes	4.700%	04/15/48	21,660	20,184,878
MPLX LP, Sr. Unsec’d. Notes	4.875%	12/01/24	6,200	6,432,659
MPLX LP, Sr. Unsec’d. Notes(a)	4.900%	04/15/58	13,580	12,291,120

A990

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A	4.000%	05/07/21	1,300	$1,293,513
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	18,615	20,862,966
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37	1,742	2,077,434
ONEOK, Inc., Gtd. Notes	4.550%	07/15/28	1,175	1,180,863
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	26,348	26,179,868
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	11,680	11,016,366
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.680%	02/15/45	500	473,840
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.900%	10/01/46	6,500	6,380,451
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	4.800%	03/15/47	1,250	1,242,386
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	8,670	8,293,685
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	591,887
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	1,875	1,828,194
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,696,374
Western Gas Partners LP, Sr. Unsec’d. Notes	5.300%	03/01/48	1,970	1,805,652
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	2,990,956
Western Gas Partners LP, Sr. Unsec’d. Notes	5.500%	08/15/48	9,740	9,182,578
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	06/15/27	16,760	15,954,078
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%	03/04/24	9,900	9,987,815
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.850%	03/01/48	8,230	7,955,828
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900%	01/15/45	9,062	8,816,071
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.100%	09/15/45	12,549	12,614,130
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400%	03/04/44	4,950	5,100,791
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.750%	06/24/44	7,350	7,865,729

				518,386,298

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	4,600	4,517,139

Real Estate Investment Trusts (REITs) — 2.1%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	4,850	4,661,812
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875%	08/15/22	3,372	3,347,838
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900%	03/15/27	14,465	13,741,998
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	8,073	8,329,728
DDR Corp., Sr. Unsec’d. Notes(a)	4.700%	06/01/27	2,020	2,031,251
Equity Commonwealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,220,078
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,063,762
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	9,600	9,635,814
HCP, Inc., Sr. Unsec’d. Notes	4.000%	12/01/22	3,900	3,907,282
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	25,936	25,464,071
HCP, Inc., Sr. Unsec’d. Notes	4.200%	03/01/24	2,630	2,620,217
HCP, Inc., Sr. Unsec’d. Notes	4.250%	11/15/23	6,000	6,014,804
Kimco Realty Corp., Sr. Unsec’d. Notes	3.800%	04/01/27	17,200	16,439,463
Mack-Cali Realty LP, Sr. Unsec’d. Notes(a)	3.150%	05/15/23	14,576	12,833,211
Mack-Cali Realty LP, Sr. Unsec’d. Notes	4.500%	04/18/22	4,311	4,175,133
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,039,720
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,585,555
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,168,564
Ventas Realty LP, Gtd. Notes	4.000%	03/01/28	11,554	11,152,101

A991

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP, Gtd. Notes	4.400%	01/15/29	8,090	$8,045,313
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	22,715	22,410,087
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	3,915	3,902,649
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/15/28	14,270	14,051,928
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	5,000	5,130,487
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,424,829
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	14,156	17,904,062
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,286,488

				223,588,245

Retail — 2.8%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%	07/26/27	20,000	18,813,033
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500%	07/26/47	9,558	8,928,862
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes (original cost $6,714,872; purchased 07/14/14 -09/19/16)(a)(f)	5.165%	08/01/44	6,800	4,830,049
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000%	10/01/24	17,675	16,702,875
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000%	05/15/25	15,000	14,713,084
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200%	05/15/28	37,165	36,097,560
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	1,105	954,936
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	5,422	5,462,081
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	9,395	9,595,426
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	15,945	16,570,790
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	8,382	10,202,056
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	8,575	8,663,323
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23	977	974,558
L Brands, Inc., Gtd. Notes	7.000%	05/01/20	7,300	7,610,250
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.700%	04/15/46	9,060	8,226,881
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	6,577,431
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	6,035	6,079,145
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	2.875%	02/15/23	6,000	5,682,148
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	1,460	1,455,849
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	8,994	6,730,927
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,576,348
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	14,400	14,140,243
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	23,100	24,157,637
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	4,500	4,286,250
Target Corp., Sr. Unsec’d. Notes	3.625%	04/15/46	14,935	13,544,039
Walmart, Inc., Sr. Unsec’d. Notes	3.700%	06/26/28	21,660	21,665,848
Walmart, Inc., Sr. Unsec’d. Notes	4.050%	06/29/48	30,950	30,995,591

				305,237,220

Semiconductors — 0.9%
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	10,265	11,265,624
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27	32,680	30,766,330
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	4.333%	06/01/23	26,200	26,037,253
Micron Technology, Inc., Sr. Unsec’d. Notes(a)	5.500%	02/01/25	2,625	2,714,565
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	2,450	2,447,354
QUALCOMM, Inc., Sr. Unsec’d. Notes(a)	4.300%	05/20/47	27,299	25,653,972

				98,885,098

A992

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483%	12/01/27	3,440	$3,221,904

Software — 2.5%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/01/20	5,000	5,013,953
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	4,070	4,102,245
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	7,807	7,850,453
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	31,445	30,076,458
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45	6,500	6,299,590
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	44,050	43,094,559
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55	4,300	4,261,429
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45	9,049	9,690,277
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	52,050	56,173,196
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,455,409
Oracle Corp., Sr. Unsec’d. Notes(a)	3.800%	11/15/37	21,055	20,058,486
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	7,366	7,128,622
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	29,360	27,980,218
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	1,300	1,260,217
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	12,200	12,458,451
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	36,910	36,758,067

				273,661,630

Telecommunications — 4.0%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	3,020	3,570,643
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	3,085	3,037,472
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	44,149	38,033,143
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	22,285	20,820,079
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	4,049	3,533,105
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	30,631	26,880,809
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	9,273	8,551,978
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	14,670	14,158,836
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	39,020	38,889,272
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	277	274,710
AT&T, Inc., Sr. Unsec’d. Notes	5.450%	03/01/47	3,000	2,997,266
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	11,165	11,953,832
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	1,675	2,379,127
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	06/15/30	1,000	1,342,957
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	7,000	6,940,559
Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.500%	09/01/44	7,454	6,998,685
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	5,000	5,336,231
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	30,000	29,887,500
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	5.303%	05/30/24	8,786	8,555,368
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%	11/01/34	677	660,199
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	27,325	27,100,119
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	49,676	47,240,625
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	1,329	1,249,409
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	7,000	6,982,604

A993

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.012%	04/15/49	16,967	$17,327,478
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	64,376	64,589,905
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	31,986	34,102,507

				433,394,418

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	6,095	5,936,065

Transportation — 1.9%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	7,480	7,652,354
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.400%	03/15/42	10,600	10,827,592
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	16,340	16,906,695
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,455	2,554,625
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45	6,575	6,976,591
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%	09/01/43	4,633	5,194,893
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,043,080
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	611,565
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35	3,970	4,173,009
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	1,998,937
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/2115	14,400	17,008,413
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	4,890	4,447,439
CSX Corp., Sr. Unsec’d. Notes	3.350%	11/01/25	11,250	10,905,656
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,408,554
CSX Corp., Sr. Unsec’d. Notes	4.250%	11/01/66	14,175	12,715,774
CSX Corp., Sr. Unsec’d. Notes	4.500%	08/01/54	10,400	9,986,945
CSX Corp., Sr. Unsec’d. Notes	4.650%	03/01/68	5,672	5,481,917
CSX Corp., Sr. Unsec’d. Notes	4.750%	05/30/42	5,000	5,155,447
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	1,682	1,880,274
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,201,518
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	649,536
FedEx Corp., Gtd. Notes	4.050%	02/15/48	14,150	12,840,120
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	754,023
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	1,879,905
FedEx Corp., Gtd. Notes	4.550%	04/01/46	9,780	9,578,297
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,067,301
FedEx Corp., Gtd. Notes	5.100%	01/15/44	10,525	10,962,560
Kansas City Southern, Gtd. Notes	4.950%	08/15/45	10,000	10,281,868
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.942%	11/01/47	3,667	3,405,565
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,064,400
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.050%	08/15/52	1,585	1,483,118
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	852	865,376
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,136,553
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,266,116

A994

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	$4,225,802
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45	1,705	1,618,682
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	267,638
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	1,125	1,104,711
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65	1,800	1,666,054
United Parcel Service, Inc., Sr. Unsec’d. Notes	3.750%	11/15/47	10,530	9,777,185

				209,026,088

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.125%	08/01/23	20,000	19,967,054
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.200%	04/01/27	7,820	7,675,190

				27,642,244

Water — 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750%	09/01/47	7,370	6,695,810
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	5,000	5,007,469

				11,703,279

TOTAL CORPORATE BONDS (cost $9,748,329,075)				9,532,427,143

MUNICIPAL BONDS — 1.7%
California — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	7,300	9,959,389
Los Angeles Department of Water, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,267,760
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.574%	07/01/45	3,595	4,943,736
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.603%	07/01/50	8,000	11,214,320
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	1,137,911
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	2,560	3,595,238
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,659,275
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,040	2,977,543
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,480	2,155,101

				38,910,273

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	5,440,749

Illinois — 0.0%
Illinois State Toll Highway Authority, Revenue Bonds, BABs	5.851%	12/01/34	600	720,378

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	19,000	17,534,720

A995

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Missouri (cont’d.)
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	$370,055

				17,904,775

New Jersey — 0.4%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	29,125	40,136,871
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	5,940	8,498,893

				48,635,764

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767%	08/01/36	1,150	1,343,649
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	603,235

				1,946,884

Ohio — 0.1%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	8,300	7,868,566
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,395,147

				9,263,713

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	7,575	9,453,979

South Carolina — 0.0%
South Carolina Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,153,310

Texas — 0.4%
North Texas Tollway Authority, Revenue Bonds, BABs	6.718%	01/01/49	5,410	7,603,539
Permanent University Fund - University of Texas System, Revenue Bonds	3.376%	07/01/47	25,225	23,011,254
University of Texas System (The), Revenue Bonds	3.852%	08/15/46	8,525	8,421,592

				39,036,385

Virginia — 0.1%
University of Virginia, Revenue Bonds	4.179%	09/01/2117	10,570	10,166,437

TOTAL MUNICIPAL BONDS (cost $184,706,069)				182,632,647

SOVEREIGN BONDS — 0.2%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	2.950%	01/11/23	23,800	22,732,594
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	477,750
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	5.550%	01/21/45	2,400	2,550,000

A996

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	1,750	$1,688,750

TOTAL SOVEREIGN BONDS (cost $28,402,999)				27,449,094

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Notes (cost 1,399,663)	2.750%	08/31/25	1,425	1,401,565

			Shares
PREFERRED STOCKS — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%			335,000	8,612,850

Electric — 0.1%
SCE Trust V, 5.450%			565,000	13,949,850

TOTAL PREFERRED STOCKS (cost $22,500,000)				22,562,700

TOTAL LONG-TERM INVESTMENTS (cost $10,904,973,981)				10,649,656,767

A997

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 2.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	50,824,766	$50,824,766
PGIM Institutional Money Market Fund (cost $200,997,580; includes $200,683,668 of cash collateral for securities on loan)(b)(w)	200,975,218	200,995,315

TOTAL SHORT-TERM INVESTMENTS (cost $251,822,345)		251,820,081

TOTAL INVESTMENTS — 100.9% (cost $11,156,796,326)		10,901,476,848
Liabilities in excess of other assets(z) — (0.9)%		(102,347,806)

NET ASSETS — 100.0%		$10,799,129,042

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $486,466 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $196,384,808; cash collateral of $200,683,668 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $6,714,872. The aggregate value of $4,830,049 is 0.0% of net assets.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
232	2 Year U.S. Treasury Notes	Dec. 2018	$48,890,375	$(144,125)
3,119	5 Year U.S. Treasury Notes	Dec. 2018	350,814,400	(2,783,606)
50	10 Year U.S. Ultra Treasury Notes	Dec. 2018	6,300,000	14,063
3,953	20 Year U.S. Treasury Bonds	Dec. 2018	555,396,500	(15,906,883)

				(18,820,551)

Short Positions:
3,102	10 Year U.S. Treasury Notes	Dec. 2018	368,459,438	3,006,148
4,069	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	627,770,406	19,771,977

				22,778,125

				$3,957,574

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global
Markets	$10,815,000	$ —

A998

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$8,510,629	$—
Commercial Mortgage-Backed Securities	—	874,672,989	—
Corporate Bonds	—	9,531,940,677	486,466
Municipal Bonds	—	182,632,647	—
Sovereign Bonds	—	27,449,094	—
U.S. Treasury Obligation	—	1,401,565	—
Preferred Stocks	22,562,700	—	—
Affiliated Mutual Funds	251,820,081	—	—
Other Financial Instruments*
Futures Contracts	3,957,574	—	—

Total	$278,340,355	$10,626,607,601	$486,466

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A999

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 81.5%

COMMON STOCKS — 76.4%
Aerospace & Defense — 3.1%
General Dynamics Corp.	2,350	$481,092
Raytheon Co.	920	190,127

		671,219

Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	450	33,089

Airlines — 1.3%
Delta Air Lines, Inc.	5,000	289,150

Banks — 3.8%
Comerica, Inc.	4,400	396,880
JPMorgan Chase & Co.	3,800	428,792

		825,672

Biotechnology — 1.1%
Gilead Sciences, Inc.	3,160	243,984

Capital Markets — 5.7%
Ares Management LP	4,000	92,800
BlackRock, Inc.	500	235,665
Blackstone Group LP (The)	4,350	165,648
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	5,950	264,954
CME Group, Inc.	1,600	272,336
Goldman Sachs Group, Inc. (The)	950	213,028

		1,244,431

Chemicals — 1.5%
Ashland Global Holdings, Inc.	3,800	318,668

Construction & Engineering — 0.5%
Valmont Industries, Inc.	856	118,556

Diversified Financial Services — 1.0%
FGL Holdings*	24,450	218,828

Electric Utilities — 2.0%
Brookfield Infrastructure Partners LP (Canada)	6,300	251,244
NextEra Energy, Inc.	1,100	184,360

		435,604

Electrical Equipment — 2.0%
Eaton Corp. PLC	5,000	433,650

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. (Class A Stock)	1,478	138,962
CDW Corp.	3,750	333,450

		472,412

Energy Equipment & Services — 1.7%
Cactus, Inc. (Class A Stock)*	3,287	125,826
Schlumberger Ltd.	4,200	255,864

		381,690

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	650	152,672
Sprouts Farmers Market, Inc.*	5,550	152,126
Walmart, Inc.	1,800	169,038

		473,836

Food Products — 3.2%
Conagra Brands, Inc.	12,300	417,831

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Hain Celestial Group, Inc. (The)*	10,250	$277,980

		695,811

Health Care Equipment & Supplies — 1.2%
DENTSPLY SIRONA, Inc.	6,900	260,406

Health Care Providers & Services — 3.1%
CVS Health Corp.	4,950	389,664
DaVita, Inc.*	950	68,049
UnitedHealth Group, Inc.	846	225,071

		682,784

Hotels, Restaurants & Leisure — 2.3%
Marriott International, Inc. (Class A Stock)	686	90,573
McDonald’s Corp.	2,100	351,309
MGM Resorts International	2,300	64,193

		506,075

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.*	155	310,465
Booking Holdings, Inc.*	150	297,600
Expedia Group, Inc.	2,100	274,008

		882,073

Internet Software & Services — 5.5%
Alphabet, Inc. (Class A Stock)*	355	428,513
Alphabet, Inc. (Class C Stock)*	28	33,417
eBay, Inc.*	2,941	97,112
Facebook, Inc. (Class A Stock)*	2,175	357,701
Spotify Technology SA*	1,620	292,945

		1,209,688

IT Services — 4.2%
PayPal Holdings, Inc.*	1,800	158,112
Visa, Inc. (Class A Stock)	3,500	525,315
WEX, Inc.*	1,140	228,866

		912,293

Machinery — 0.7%
Gates Industrial Corp. PLC*	7,749	151,106

Media — 0.3%
Twenty-First Century Fox, Inc. (Class B Stock)	1,300	59,566

Multi-Utilities — 0.5%
Sempra Energy	600	68,250
WEC Energy Group, Inc.	700	46,732

		114,982

Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy, Inc.*	1,300	90,337
Enbridge, Inc. (Canada)	12,300	397,167

		487,504

Professional Services — 4.4%
Equifax, Inc.	2,700	352,539
IHS Markit Ltd.*	8,550	461,358
Verisk Analytics, Inc.*	1,136	136,945

		950,842

Road & Rail — 2.0%
CSX Corp.	3,890	288,055

A1000

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Norfolk Southern Corp.	800	$144,400

		432,455

Semiconductors & Semiconductor Equipment — 0.4%
ASML Holding NV (Netherlands)	510	95,890

Software — 2.1%
Activision Blizzard, Inc.	2,100	174,699
Microsoft Corp.	2,550	291,644

		466,343

Specialty Retail — 5.5%
Asbury Automotive Group, Inc.*	1,200	82,500
Home Depot, Inc. (The)	1,775	367,691
Hudson Ltd. (Class A Stock)*	9,404	212,154
Lowe’s Cos., Inc.	1,850	212,417
Michaels Cos., Inc. (The)*	3,350	54,371
Party City Holdco, Inc.*	11,100	150,405
Tractor Supply Co.	1,450	131,776

		1,211,314

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,260	284,432
Western Digital Corp.	1,300	76,102

		360,534

Textiles, Apparel & Luxury Goods — 2.4%
PVH Corp.	3,700	534,280

Tobacco — 0.4%
Philip Morris International, Inc.	970	79,094

Trading Companies & Distributors — 1.5%
HD Supply Holdings, Inc.*	7,400	316,646

Water Utilities — 0.5%
American Water Works Co., Inc.	1,200	105,564

TOTAL COMMON STOCKS
(cost $13,808,746)		16,676,039

PREFERRED STOCK — 0.3%
Multi-Utilities
Sempra Energy, CVT, 6.750%
(cost $76,068)	750	75,596

	Units	Value
WARRANTS* — 0.1%
Diversified Financial Services
FGL Holdings, expiring 12/01/22
(cost $23,955)	15,600	30,732

Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BOND — 0.2%
Semiconductors
MagnaChip Semiconductor SA (South Korea),
Gtd. Notes 5.000%	03/01/21
(cost $28,626)		25	34,828

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 4.5%
Commercial Services — 1.2%
APX Group, Inc.,
Gtd. Notes 8.750%	12/01/20	120	$120,000
IHS Markit Ltd.,
Gtd. Notes, 144A
4.000%	03/01/26	140	133,963

			253,963

Gas — 0.6%
Rockpoint Gas Storage Canada Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.000%	03/31/23	140	142,100

Real Estate — 0.3%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	65	65,419

Retail — 1.9%
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.625%	08/01/26	35	35,438
PetSmart, Inc.,
Gtd. Notes, 144A
8.875%	06/01/25	197	141,801
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	286	234,431

			411,670

Semiconductors — 0.3%
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	65	63,944

Software — 0.2%
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	40	37,700

TOTAL CORPORATE BONDS
(cost $968,312)			974,796

TOTAL LONG-TERM INVESTMENTS
(cost $14,905,707)			17,791,991

		Shares
SHORT-TERM INVESTMENTS — 11.3%
UNAFFILIATED FUND — 11.1%
BlackRock Liquidity Funds FedFund Portfolio
(cost $2,433,924)		2,433,924	2,433,924

OPTIONS PURCHASED~* — 0.2%
(cost $28,575)			37,642

TOTAL SHORT-TERM INVESTMENTS
(cost $2,462,499)			2,471,566

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 92.8%
(cost $17,368,206)			20,263,557

A1001

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

SECURITIES SOLD SHORT(q) — (17.8)%

COMMON STOCKS — (13.0)%
Automobiles — (0.4)%
Harley-Davidson, Inc.	700	(31,710)
Tesla, Inc.*	180	(47,659)

		(79,369)

Banks — (0.3)%
BankUnited, Inc.	1,700	(60,180)

Beverages — (0.2)%
National Beverage Corp.*	350	(40,817)

Capital Markets — (1.3)%
FactSet Research Systems, Inc.	300	(67,113)
Federated Investors, Inc. (Class B Stock)	5,500	(132,660)
Focus Financial Partners, Inc. (Class A Stock)*	1,857	(88,133)

		(287,906)

Commercial Services & Supplies — (0.2)%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,400	(50,582)

Diversified Telecommunication Services — (0.3)%
CenturyLink, Inc.	2,500	(53,000)

Electric Utilities — (0.3)%
Southern Co. (The)	1,550	(67,580)

Energy Equipment & Services — (1.1)%
Core Laboratories NV	1,000	(115,830)
Covia Holdings Corp.*	7,200	(64,584)
Hi-Crush Partners LP, MLP	4,800	(51,840)

		(232,254)

Equity Real Estate Investment Trusts (REITs) — (0.7)%
Lamar Advertising Co. (Class A Stock)	900	(70,020)
Realty Income Corp.	1,550	(88,180)

		(158,200)

Food & Staples Retailing — (0.7)%
BJ’s Wholesale Club Holdings, Inc.*	3,100	(83,018)
United Natural Foods, Inc.*	2,000	(59,900)

		(142,918)

Food Products — (1.0)%
General Mills, Inc.	2,300	(98,716)
Kellogg Co.	725	(50,765)
McCormick & Co., Inc.	550	(72,463)

		(221,944)

Hotels, Restaurants & Leisure — (0.7)%
BJ’s Restaurants, Inc.	300	(21,660)
Darden Restaurants, Inc.	500	(55,595)
Dine Brands Global, Inc.	700	(56,917)
Texas Roadhouse, Inc.	400	(27,716)

		(161,888)

Household Durables — (0.2)%
Mohawk Industries, Inc.*	300	(52,605)

IT Services — (0.7)%
GreenSky, Inc. (Class A Stock)*	2,700	(48,600)
Western Union Co. (The)	5,350	(101,971)

		(150,571)

Machinery — (0.7)%
Graco, Inc.	1,200	(55,608)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Machinery (cont’d.)
PACCAR, Inc.	1,450	$(98,876)

		(154,484)

Media — (0.8)%
Discovery, Inc. (Class A Stock)*	3,350	(107,200)
New Media Investment Group, Inc.	1,750	(27,458)
Omnicom Group, Inc.	600	(40,812)

		(175,470)

Multiline Retail — (0.3)%
Ollie’s Bargain Outlet Holdings, Inc.*	700	(67,270)

Multi-Utilities — (0.5)%
CenterPoint Energy, Inc.	1,450	(40,093)
Consolidated Edison, Inc.	940	(71,619)

		(111,712)

Oil, Gas & Consumable Fuels — (0.2)%
Tallgrass Energy LP	1,778	(41,925)

Semiconductors & Semiconductor Equipment — (0.2)%
NVIDIA Corp.	180	(50,584)

Software — (0.3)%
Ellie Mae, Inc.*	750	(71,078)

Specialty Retail — (1.3)%
Five Below, Inc.*	580	(75,435)
Gap, Inc. (The)	1,500	(43,275)
Sally Beauty Holdings, Inc.*	3,600	(66,204)
Williams-Sonoma, Inc.	1,400	(92,008)

		(276,922)

Technology Hardware, Storage & Peripherals — (0.2)%
Seagate Technology PLC	1,050	(49,718)

Textiles, Apparel & Luxury Goods — (0.4)%
Ralph Lauren Corp.	600	(82,530)

TOTAL COMMON STOCKS
(proceeds received $2,687,587)		(2,841,507)

UNAFFILIATED EXCHANGE TRADED FUNDS — (4.8)%
Consumer Discretionary Select Sector
SPDR Fund	1,766	(207,011)
iShares Core S&P Small-Cap ETF	728	(63,511)
iShares Russell 2000 ETF	274	(46,183)
iShares Russell Mid-Cap ETF	1,041	(229,541)
SPDR S&P Retail ETF	1,700	(86,734)
Technology Select Sector SPDR Fund	2,250	(169,493)
Utilities Select Sector SPDR Fund	2,378	(125,202)
Vanguard REIT ETF	1,400	(112,952)

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS
(proceeds received $819,635)		(1,040,627)

TOTAL SECURITIES SOLD SHORT
(proceeds received $3,507,222)		(3,882,134)

A1002

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Value
OPTIONS WRITTEN~* — (0.1)%
(premiums received $36,444)	$(27,235)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 74.9%
(cost $13,824,540)	16,354,188
Other assets in excess of liabilities(z) — 25.1%	5,479,335

NET ASSETS — 100.0%	$21,833,523

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(q)	Deposit with Goldman Sachs & Co. as collateral in the amount of $3,293,122 exceeds the value of securities sold short as of September 30, 2018.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
BlackRock, Inc.	Call	01/18/19	$500.00	1	—(r)	$975
Caterpillar, Inc.	Call	11/16/18	$150.00	5	1	3,390
Enbridge Energy Partners LP	Call	10/19/18	$35.00	15	2	75
Equifax, Inc.	Call	01/18/19	$130.00	6	1	3,780
General Dynamics Corp.	Call	11/16/18	$205.00	3	—(r)	1,575
Hain Celestial Group, Inc. (The)	Call	11/16/18	$31.00	15	2	563
Hain Celestial Group, Inc. (The)	Call	11/16/18	$36.00	7	1	42
Lowe’s Cos, Inc.	Call	01/18/19	$110.00	5	1	4,465
Nielsen Holdings PLC	Call	02/15/19	$30.00	27	3	3,172
S&P 500 Index	Call	12/21/18	$3,000.00	7	1	14,280
Schlumberger Ltd.	Call	06/21/19	$70.00	8	1	1,240
Tellurian, Inc.	Call	04/18/19	$12.50	43	4	4,085

Total Options Purchased (cost $28,575)						$37,642

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Ashland Global Holdings, Inc.	Call	10/19/18	$85.00	4	—(r)	$(380)
Hudson Ltd.	Call	11/16/18	$20.00	5	1	(1,475)
Party City Holdco, Inc.	Call	10/19/18	$17.50	14	1	(105)
WEX, Inc.	Call	11/16/18	$200.00	3	—(r)	(2,400)
BlackRock, Inc.	Put	01/18/19	$430.00	1	—(r)	(755)
Cactus, Inc.	Put	02/15/19	$30.00	5	1	(388)
Cactus, Inc.	Put	02/15/19	$35.00	11	1	(2,282)
Caterpillar, Inc.	Put	11/16/18	$120.00	5	1	(135)
Cheniere Energy, Inc.	Put	01/18/19	$57.50	11	1	(863)
Comerica, Inc.	Put	01/18/19	$90.00	5	1	(2,125)
Enbridge, Inc.	Put	01/18/19	$32.50	15	2	(2,640)
Facebook, Inc.	Put	11/16/18	$160.00	3	—(r)	(1,782)
General Dynamics Corp.	Put	11/16/18	$180.00	3	—(r)	(173)
Goldman Sachs Group, Inc.	Put	12/21/18	$220.00	2	—(r)	(1,420)
Hain Celestial Group, Inc. (The)	Put	11/16/18	$25.00	15	2	(945)
Hain Celestial Group, Inc. (The)	Put	11/16/18	$28.00	7	1	(1,470)
Lowe’s Cos, Inc.	Put	01/18/19	$92.50	5	1	(310)
Nielsen Holdings PLC	Put	02/15/19	$22.00	27	3	(1,822)
Party City Holdco, Inc.	Put	10/19/18	$14.00	25	3	(1,993)
Schlumberger Ltd.	Put	06/21/19	$55.00	8	1	(1,852)

A1003

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Spotify Technology SA	Put	01/18/19	$155.00	4	—(r)	$(1,920)

Total Options Written (premiums received $ 36,444)						$(27,235)

(r) Notional amount is less than $500 par.

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
3	NASDAQ 100 E-Mini Index	Dec. 2018	$459,315	$(7,734)
2	Russell 2000 E-Mini Index	Dec. 2018	170,080	895
13	S&P 500 E-Mini Index	Dec. 2018	1,897,350	(2,633)

				$(9,472)

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
Goldman Sachs custom basket Index(T)	1 Month LIBOR minus 35bps(M)	Goldman Sachs & Co.	01/17/20	(50)	2,370	—	$2,370
Russell Midcap Index Total Return(T)	1 Month LIBOR minus 55bps(M)	Goldman Sachs & Co.	01/28/19	(101)	(16,181)	—	(16,181)
S&P 500 Consumer Staples Select Sector Index(Q)	3 Month LIBOR minus 35bps(Q)	Citigroup Global Markets	05/15/19	(81)	(2,598)	—	(2,598)
S&P 500 Growth Index(Q)	3 Month LIBOR minus 35bps(Q)	Citigroup Global Markets	05/15/19	(1,006)	(50,337)	—	(50,337)
S&P 500 Value Total Return Index(T)	1 Month LIBOR plus 34.50bps(M)	Goldman Sachs & Co.	11/29/19	(198)	(14,190)	—	(14,190)
Tallgrass Energy Partners LP(T)	1 Month LIBOR minus 600 bps(M)	Citigroup Global Markets	08/08/19	(37)	(7,693)	—	(7,693)
Trupanion, Inc.(T)	1 Month LIBOR minus 600 bps(M)	Citigroup Global Markets	03/09/20	(52)	(1,338)	—	(1,338)

					$89,967	$—	$(89,967)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

A1004

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$2,125,996	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$16,676,039	$—	$—
Preferred Stock	75,596	—	—
Warrant	30,732	—	—
Convertible Bond	—	34,828	—
Corporate Bonds	—	974,796	—
Unaffiliated Fund	2,433,924	—	—
Options Purchased	37,642	—	—
Common Stocks - Short	(2,841,507)	—	—
Unaffiliated Exchange Traded Funds - Short	(1,040,627)	—	—
Options Written	(27,235)	—	—
Other Financial Instruments*
Futures Contracts	(9,472)	—	—
OTC Total Return Swap Agreements	—	(89,967)	—

Total	$15,335,092	$919,657	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1005

AST NEUBERGER BERMANLSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%

COMMON STOCKS
Aerospace & Defense — 3.7%
Esterline Technologies Corp.*(a)	35,700	$3,246,915
General Dynamics Corp.	57,500	11,771,400
Hexcel Corp.	63,100	4,230,855
Huntington Ingalls Industries, Inc.	9,300	2,381,544
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	134,000	12,283,780

		33,914,494

Airlines — 2.8%
Alaska Air Group, Inc.(a)	36,500	2,513,390
American Airlines Group, Inc.(a)	256,800	10,613,544
JetBlue Airways Corp.*	175,900	3,405,424
United Continental Holdings, Inc.*	99,900	8,897,094

		25,429,452

Auto Components — 1.3%
BorgWarner, Inc.	56,000	2,395,680
Goodyear Tire & Rubber Co. (The)	192,100	4,493,219
Lear Corp.	35,600	5,162,000

		12,050,899

Automobiles — 0.6%
Harley-Davidson, Inc.	62,300	2,822,190
Thor Industries, Inc.	32,900	2,753,730

		5,575,920

Banks — 6.9%
BankUnited, Inc.	199,100	7,048,140
BB&T Corp.	113,600	5,514,144
CIT Group, Inc.	51,200	2,642,432
Citizens Financial Group, Inc.	171,800	6,626,326
Comerica, Inc.	74,800	6,746,960
Fifth Third Bancorp	288,900	8,066,088
KeyCorp	834,800	16,604,172
Regions Financial Corp.	572,600	10,507,210

		63,755,472

Beverages — 1.0%
Molson Coors Brewing Co. (Class B Stock) .	153,400	9,434,100

Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc.*	44,900	6,241,549

Building Products — 1.2%
Johnson Controls International PLC	255,392	8,938,720
Owens Corning	42,800	2,322,756

		11,261,476

Capital Markets — 1.4%
Ameriprise Financial, Inc.	46,500	6,866,190
State Street Corp.	68,500	5,738,930

		12,605,120

Chemicals — 3.2%
Ashland Global Holdings, Inc.	77,000	6,457,220
Celanese Corp. (Class A Stock)	78,313	8,927,682
Eastman Chemical Co.	78,500	7,514,020
Huntsman Corp.	250,200	6,812,946

		29,711,868

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 1.2%
Covanta Holding Corp.(a)	559,500	$9,091,875
LSC Communications, Inc.	28,659	316,969
Pitney Bowes, Inc.	205,300	1,453,524
RR Donnelley & Sons Co.	76,426	412,700

		11,275,068

Communications Equipment — 2.7%
ARRIS International PLC*	207,000	5,379,930
Ciena Corp.*	256,800	8,022,432
F5 Networks, Inc.*	26,200	5,224,804
Juniper Networks, Inc.	211,100	6,326,667

		24,953,833

Construction & Engineering — 0.7%
Valmont Industries, Inc.	46,200	6,398,700

Consumer Finance — 1.4%
Discover Financial Services	91,600	7,002,820
Navient Corp.	140,400	1,892,592
Nelnet, Inc. (Class A Stock)	68,457	3,913,687

		12,809,099

Containers & Packaging — 0.4%
Owens-Illinois, Inc.*	166,900	3,136,051
WestRock Co.	14,220	759,917

		3,895,968

Diversified Financial Services — 0.3%
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	116,300	2,432,996

Electric Utilities — 3.3%
Edison International	145,500	9,847,440
Entergy Corp.	112,500	9,127,125
FirstEnergy Corp.	302,500	11,243,925

		30,218,490

Electrical Equipment — 0.6%
Acuity Brands, Inc.(a)	34,300	5,391,960

Electronic Equipment, Instruments & Components — 2.1%
Flex Ltd.*	433,800	5,691,456
Itron, Inc.*	58,996	3,787,543
Methode Electronics, Inc.	61,500	2,226,300
Sanmina Corp.*	42,200	1,164,720
Tech Data Corp.*	59,100	4,229,787
TTM Technologies, Inc.*(a)	125,400	1,995,114

		19,094,920

Energy Equipment & Services — 0.3%
McDermott International, Inc.*(a)	150,500	2,773,715

Equity Real Estate Investment Trusts (REITs) — 7.8%
Ashford Hospitality Trust, Inc.	198,300	1,267,137
Braemar Hotels & Resorts, Inc.	25,065	295,015
Brixmor Property Group, Inc.(a)	100,000	1,751,000
CBL & Associates Properties, Inc.(a)	304,681	1,215,677
CoreCivic, Inc.	239,200	5,819,736
DDR Corp.(a)	150,850	2,019,882
Franklin Street Properties Corp.	320,400	2,559,996
Gaming and Leisure Properties, Inc.	59,300	2,090,325
Government Properties Income Trust(a)	147,100	1,660,759
Hospitality Properties Trust	160,300	4,623,052

A1006

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts, Inc.	161,200	$3,401,320
Invitation Homes, Inc.(a)	231,318	5,299,495
Lexington Realty Trust	438,300	3,637,890
Mack-Cali Realty Corp.	211,500	4,496,490
Medical Properties Trust, Inc.	250,300	3,731,973
New Senior Investment Group, Inc.(a)	112,091	661,337
Omega Healthcare Investors, Inc.(a)	131,100	4,296,147
Piedmont Office Realty Trust, Inc. (Class A Stock)	160,400	3,036,372
Retail Value, Inc.*	15,085	493,129
Sabra Health Care REIT, Inc.(a)	126,243	2,918,738
Select Income REIT	132,800	2,913,632
Senior Housing Properties Trust(a)	284,784	5,000,807
Summit Hotel Properties, Inc.(a)	125,000	1,691,250
VEREIT, Inc.	515,653	3,743,641
Xenia Hotels & Resorts, Inc.	133,100	3,154,470

		71,779,270

Food & Staples Retailing — 0.9%
Kroger Co. (The)	299,900	8,730,089

Food Products — 3.4%
Archer-Daniels-Midland Co.	52,700	2,649,229
Hain Celestial Group, Inc. (The)*(a)	276,200	7,490,544
J.M. Smucker Co. (The)	33,700	3,457,957
Pilgrim’s Pride Corp.*(a)	124,600	2,254,014
Sanderson Farms, Inc.(a)	41,200	4,258,844
TreeHouse Foods, Inc.*(a)	181,600	8,689,560
Tyson Foods, Inc. (Class A Stock)	49,800	2,964,594

		31,764,742

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.	68,600	9,018,842

Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	55,100	2,975,400
HCA Healthcare, Inc.	74,400	10,350,528
Laboratory Corp. of America Holdings*	13,200	2,292,576
Molina Healthcare, Inc.*	13,100	1,947,970
Owens & Minor, Inc.(a)	83,300	1,376,116
Universal Health Services, Inc. (Class B Stock)	18,600	2,377,824

		21,320,414

Hotels, Restaurants & Leisure — 2.7%
Brinker International, Inc.(a)	134,300	6,275,839
MGM Resorts International	165,500	4,619,105
SeaWorld Entertainment, Inc.*	119,600	3,759,028
Wyndham Destinations, Inc.	187,400	8,125,664
Wyndham Hotels & Resorts, Inc.	45,300	2,517,321

		25,296,957

Household Durables — 1.8%
Ethan Allen Interiors, Inc.(a)	56,239	1,166,959
Mohawk Industries, Inc.*	18,900	3,314,115
PulteGroup, Inc.	110,100	2,727,177
Whirlpool Corp.(a)	80,300	9,535,625

		16,743,876

Independent Power & Renewable Electricity Producers — 1.1%
AES Corp.	707,800	9,909,200

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 5.7%
Aflac, Inc.	87,800	$4,132,746
Allstate Corp. (The)	55,400	5,467,980
American Financial Group, Inc.	21,758	2,414,485
Everest Re Group Ltd.	20,700	4,729,329
Hartford Financial Services Group, Inc. (The)	113,000	5,645,480
Lincoln National Corp.	119,200	8,065,072
Maiden Holdings Ltd.	189,700	540,645
Old Republic International Corp.	95,100	2,128,338
Principal Financial Group, Inc.	64,300	3,767,337
Reinsurance Group of America, Inc.	33,200	4,799,392
Universal Insurance Holdings, Inc.(a)	71,300	3,461,615
Unum Group	186,100	7,270,927

		52,423,346

IT Services — 2.8%
Amdocs Ltd.	56,400	3,721,271
Conduent, Inc.*(a)	352,300	7,933,796
Convergys Corp.	152,500	3,620,350
DXC Technology Co.	40,400	3,778,208
Teradata Corp.*	142,229	5,363,456
Travelport Worldwide Ltd.	109,300	1,843,891

		26,260,972

Leisure Products — 0.3%
Brunswick Corp.	34,900	2,338,998

Machinery — 2.9%
AGCO Corp.	28,000	1,702,120
Allison Transmission Holdings, Inc.	58,200	3,026,982
Briggs & Stratton Corp.	150,500	2,894,115
Cummins, Inc.	36,000	5,258,520
Meritor, Inc.*	225,000	4,356,000
Oshkosh Corp.	43,200	3,077,568
Snap-on, Inc.(a)	16,500	3,029,400
Trinity Industries, Inc.	9,500	348,080
Wabash National Corp.(a)	146,800	2,676,164

		26,368,949

Media — 2.6%
AMC Networks, Inc. (Class A Stock)*(a)	72,900	4,836,186
Gannett Co., Inc.(a)	46,949	469,959
Lions Gate Entertainment Corp. (Class A Stock)(a)	73,350	1,789,007
Lions Gate Entertainment Corp. (Class B Stock)(a)	258,050	6,012,565
MSG Networks, Inc. (Class A Stock)*(a)	258,600	6,671,880
TEGNA, Inc.	93,900	1,123,044
Viacom, Inc. (Class B Stock)	84,200	2,842,592

		23,745,233

Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	45,900	3,914,811

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	86,200	2,888,562
Granite Point Mortgage Trust, Inc.	29,168	562,359
MFA Financial, Inc.	357,400	2,626,890
PennyMac Mortgage Investment Trust(a)	124,800	2,525,952
Starwood Property Trust, Inc.	414,900	8,928,648

A1007

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Two Harbors Investment Corp.	153,900	$2,297,727

		19,830,138

Multiline Retail — 1.8%
Big Lots, Inc.(a)	48,100	2,010,099
Dillard’s, Inc. (Class A Stock)(a)	41,600	3,175,744
Kohl’s Corp.(a)	122,805	9,155,113
Macy’s, Inc.	70,400	2,444,992

		16,785,948

Multi-Utilities — 1.4%
Public Service Enterprise Group, Inc.	113,400	5,986,386
SCANA Corp.	63,800	2,481,182
Vectren Corp.	56,200	4,017,738

		12,485,306

Oil, Gas & Consumable Fuels — 5.9%
Cabot Oil & Gas Corp.	298,100	6,713,212
Cimarex Energy Co.(a)	23,900	2,221,266
Devon Energy Corp.	183,100	7,313,014
Gulfport Energy Corp.*	188,200	1,959,162
Marathon Petroleum Corp.	76,800	6,141,696
Newfield Exploration Co.*	79,100	2,280,453
ONEOK, Inc.	100,900	6,840,011
PBF Energy, Inc. (Class A Stock)	100,400	5,010,964
SRC Energy, Inc.*	331,477	2,946,831
Valero Energy Corp.	57,000	6,483,750
Williams Cos., Inc. (The)	250,100	6,800,219

		54,710,578

Paper & Forest Products — 0.4%
Domtar Corp.(a)	71,600	3,735,372

Pharmaceuticals — 2.2%
Jazz Pharmaceuticals PLC*	27,800	4,674,013
Lannett Co., Inc.*(a)	29,200	138,700
Mallinckrodt PLC*(a)	36,200	1,061,022
Mylan NV*	66,800	2,444,880
Perrigo Co. PLC(a)	98,451	6,970,331
Teva Pharmaceutical Industries Ltd., ADR(a)	227,800	4,906,812

		20,195,758

Professional Services — 0.4%
ManpowerGroup, Inc.	41,800	3,593,128

Road & Rail — 0.3%
Ryder System, Inc.	40,800	2,981,256

Semiconductors & Semiconductor Equipment — 2.3%
Amkor Technology, Inc.*	321,928	2,379,048
Lam Research Corp.(a)	35,000	5,309,500
ON Semiconductor Corp.*	317,000	5,842,310
Skyworks Solutions, Inc.	80,500	7,302,155

		20,833,013

Software — 1.6%
Check Point Software Technologies Ltd.*(a)	60,900	7,166,103
Nuance Communications, Inc.*(a)	420,000	7,274,400

		14,440,503

Specialty Retail — 3.8%
Aaron’s, Inc.	34,600	1,884,316
Bed Bath & Beyond, Inc.(a)	58,200	873,000

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Best Buy Co., Inc.	104,050	$8,257,408
Chico’s FAS, Inc.	425,100	3,685,617
Children’s Place, Inc. (The)(a)	16,800	2,147,040
Foot Locker, Inc.(a)	42,000	2,141,160
GameStop Corp. (Class A Stock)(a)	103,100	1,574,337
Group 1 Automotive, Inc.	31,030	2,013,847
Murphy USA, Inc.*(a)	33,700	2,880,002
Office Depot, Inc.	414,700	1,331,187
Party City Holdco, Inc.*(a)	358,300	4,854,965
Penske Automotive Group, Inc.(a)	77,200	3,658,508

		35,301,387

Technology Hardware, Storage & Peripherals — 2.9%
HP, Inc.	174,200	4,489,134
NCR Corp.*	131,200	3,727,392
Seagate Technology PLC(a)	97,000	4,592,950
Western Digital Corp.	177,800	10,408,412
Xerox Corp.	144,475	3,897,936

		27,115,824

Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.*	193,500	2,575,485
Radian Group, Inc.	180,083	3,722,316

		6,297,801

Tobacco — 0.3%
Universal Corp.	41,200	2,678,000

Trading Companies & Distributors — 1.9%
AerCap Holdings NV*	234,400	13,482,688
Aircastle Ltd.	165,598	3,628,252

		17,110,940

TOTAL COMMON STOCKS
(cost $764,031,260)		916,935,750

TOTAL LONG-TERM INVESTMENTS
(cost $764,031,260)		916,935,750

SHORT-TERM INVESTMENTS — 19.3%

AFFILIATED MUTUAL FUNDS — 19.1%
PGIM Core Ultra Short Bond Fund(w)	847,129	847,129
PGIM Institutional Money Market Fund (cost $175,137,474; includes $174,862,553 of cash collateral for securities on loan)(b)(w)	175,118,091	175,135,603

TOTAL AFFILIATED MUTUAL FUNDS
(cost $175,984,603)		175,982,732

A1008

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

UNAFFILIATED MUTUAL FUND — 0.2%
BlackRock Liquidity Funds FedFund Portfolio (cost $1,560,243)	1,560,243	$1,560,243

TOTAL SHORT-TERM INVESTMENTS (cost $177,544,846)		177,542,975

TOTAL INVESTMENTS — 118.8% (cost $941,576,106)		1,094,478,725
Liabilities in excess of other assets — (18.8)%		(172,907,791)

NET ASSETS — 100.0%		$921,570,934

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $171,558,637; cash collateral of $174,862,553 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$33,914,494	$—	$—
Airlines	25,429,452	—	—
Auto Components	12,050,899	—	—
Automobiles	5,575,920	—	—
Banks	63,755,472	—	—
Beverages	9,434,100	—	—
Biotechnology	6,241,549	—	—
Building Products	11,261,476	—	—
Capital Markets	12,605,120	—	—
Chemicals	29,711,868	—	—
Commercial Services & Supplies	11,275,068	—	—
Communications Equipment	24,953,833	—	—
Construction & Engineering	6,398,700	—	—
Consumer Finance	12,809,099	—	—
Containers & Packaging	3,895,968	—	—
Diversified Financial Services	2,432,996	—	—
Electric Utilities	30,218,490	—	—
Electrical Equipment	5,391,960	—	—
Electronic Equipment, Instruments & Components	19,094,920	—	—
Energy Equipment & Services	2,773,715	—	—
Equity Real Estate Investment Trusts (REITs)	71,779,270	—	—
Food & Staples Retailing	8,730,089	—	—
Food Products	31,764,742	—	—
Health Care Equipment & Supplies	9,018,842	—	—
Health Care Providers & Services	21,320,414	—	—
Hotels, Restaurants & Leisure	25,296,957	—	—
Household Durables	16,743,876	—	—
Independent Power & Renewable Electricity Producers	9,909,200	—	—
Insurance	52,423,346	—	—
IT Services	26,260,972	—	—
Leisure Products	2,338,998	—	—
Machinery	26,368,949	—	—
Media	23,745,233	—	—
Metals & Mining	3,914,811	—	—

A1009

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)	$19,830,138	$—	$—
Multiline Retail	16,785,948	—	—
Multi-Utilities	12,485,306	—	—
Oil, Gas & Consumable Fuels	54,710,578	—	—
Paper & Forest Products	3,735,372	—	—
Pharmaceuticals	20,195,758	—	—
Professional Services	3,593,128	—	—
Road & Rail	2,981,256	—	—
Semiconductors & Semiconductor Equipment	20,833,013	—	—
Software	14,440,503	—	—
Specialty Retail	35,301,387	—	—
Technology Hardware, Storage & Peripherals	27,115,824	—	—
Thrifts & Mortgage Finance	6,297,801	—	—
Tobacco	2,678,000	—	—
Trading Companies & Distributors	17,110,940	—	—
Affiliated Mutual Funds	175,982,732	—	—
Unaffiliated Fund	1,560,243	—	—

Total	$1,094,478,725	$—	$—

A1010

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.1%
COMMON STOCKS — 61.9%
Aerospace & Defense — 1.6%
Airbus SE (France)	2,300	$288,776
Boeing Co. (The)	8,487	3,156,315
Embraer SA (Brazil), ADR	63,200	1,238,088
Hexcel Corp.	60,377	4,048,278
Safran SA (France)	7,633	1,069,690
Textron, Inc.	14,063	1,005,083
United Technologies Corp.	25,346	3,543,624

		14,349,854

Airlines — 0.6%
Delta Air Lines, Inc.	49,690	2,873,573
Japan Airlines Co. Ltd. (Japan)	37,200	1,334,658
Qantas Airways Ltd. (Australia)	250,800	1,068,933
Ryanair Holdings PLC (Ireland), ADR*	4,282	411,243

		5,688,407

Auto Components — 0.7%
Bridgestone Corp. (Japan)	17,900	674,960
Continental AG (Germany)	2,801	486,773
Denso Corp. (Japan)	16,300	860,231
Lear Corp.	13,380	1,940,100
Magna International, Inc. (Canada)	11,782	618,905
Toyota Industries Corp. (Japan)	23,000	1,359,302

		5,940,271

Automobiles — 0.1%
BYD Co. Ltd. (China) (Class H Stock)(a)	74,000	533,402
Peugeot SA (France)	13,900	374,862

		908,264

Banks — 5.2%
AIB Group PLC (Ireland)	146,552	748,424
Banco Bradesco SA (Brazil), ADR	69,668	493,249
Bancolombia SA (Colombia), ADR	13,104	546,699
Bank of America Corp.	368,089	10,843,902
Barclays PLC (United Kingdom)	271,461	607,128
Citigroup, Inc.	67,420	4,836,711
Citizens Financial Group, Inc.	55,512	2,141,098
DBS Group Holdings Ltd. (Singapore)	120,400	2,297,278
DNB ASA (Norway)	52,339	1,098,069
Erste Group Bank AG (Austria)*	13,554	562,682
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	95,800	693,032
HDFC Bank Ltd. (India), ADR	8,850	832,785
HSBC Holdings PLC (United Kingdom), (QMTF)	77,453	675,219
HSBC Holdings PLC (United Kingdom), (XHKG)	166,900	1,467,260
ICICI Bank Ltd. (India), ADR	81,385	690,959
JPMorgan Chase & Co.	72,182	8,145,017
KBC Group NV (Belgium)	14,900	1,114,000
Komercni banka A/S (Czech Republic)	7,811	320,630
Mediobanca Banca di Credito Finanziario SpA (Italy)	81,900	815,193
PNC Financial Services Group, Inc. (The)	25,790	3,512,340
Resona Holdings, Inc. (Japan)(a)	156,800	877,764
Societe Generale SA (France)	9,544	411,049

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan)	48,000	$1,933,324

		45,663,812

Beverages — 0.5%
Constellation Brands, Inc. (Class A Stock)	5,154	1,111,305
Diageo PLC (United Kingdom)	26,473	937,082
Heineken Holding NV (Netherlands)	17,100	1,547,642
Heineken NV (Netherlands)	7,387	691,691

		4,287,720

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc.*	10,645	1,479,761
Amgen, Inc.	16,140	3,345,661
Celgene Corp.*	28,330	2,535,252
Neurocrine Biosciences, Inc.*	6,164	757,864
Regeneron Pharmaceuticals, Inc.*	1,877	758,383
Vertex Pharmaceuticals, Inc.*	9,472	1,825,633

		10,702,554

Capital Markets — 1.8%
Azimut Holding SpA (Italy)(a)	34,199	515,455
Credit Suisse Group AG (Switzerland), ADR	39,729	593,551
Daiwa Securities Group, Inc. (Japan)(a)	222,600	1,352,481
Deutsche Boerse AG (Germany)	9,400	1,257,441
Macquarie Group Ltd. (Australia)	10,900	990,358
Morgan Stanley	149,599	6,966,826
Raymond James Financial, Inc.(a)	27,760	2,555,308
UBS Group AG (Switzerland)*	119,200	1,873,220

		16,104,640

Chemicals — 1.8%
Arkema SA (France)	8,797	1,090,022
Celanese Corp. (Class A Stock)	20,090	2,290,260
Denka Co. Ltd. (Japan)	23,000	800,106
DowDuPont, Inc.	125,531	8,072,900
Kuraray Co. Ltd. (Japan)	65,500	982,620
LANXESS AG (Germany)	13,400	977,845
Methanex Corp. (Canada)	10,692	845,737
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	10,613	485,226
Toray Industries, Inc. (Japan)	75,100	563,823

		16,108,539

Commercial Banks — 0.3%
Bank OZK	63,705	2,418,242

Commercial Services & Supplies — 0.3%
Cintas Corp.	5,676	1,122,770
Copart, Inc.*	16,897	870,702
Secom Co. Ltd. (Japan)	9,500	774,545

		2,768,017

Communications Equipment — 0.6%
Cisco Systems, Inc.	104,930	5,104,845

Construction & Engineering — 0.1%
EMCOR Group, Inc.	6,830	513,001

Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	120,500	726,234

A1011

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
HeidelbergCement AG (Germany)	20,600	$1,608,273
Martin Marietta Materials, Inc.	15,721	2,860,436

		5,194,943

Consumer Finance — 0.7%
American Express Co.	27,130	2,889,074
Discover Financial Services	21,969	1,679,530
FirstCash, Inc.	10,530	863,460
Green Dot Corp. (Class A Stock)*	12,580	1,117,356

		6,549,420

Containers & Packaging — 0.2%
Smurfit Kappa Group PLC (Ireland)	36,068	1,426,249

Distributors — 0.1%
Inchcape PLC (United Kingdom)	88,100	768,000

Diversified Consumer Services — 0.1%
ServiceMaster Global Holdings, Inc.*	16,581	1,028,519

Diversified Financial Services — 0.7%
Challenger Ltd. (Australia)	36,900	298,424
EXOR NV (Netherlands)	4,300	287,619
First Pacific Co. Ltd. (Hong Kong)	566,975	280,059
Groupe Bruxelles Lambert SA (Belgium)	10,100	1,057,550
Investor AB (Sweden) (Class B Stock)	20,984	968,305
ORIX Corp. (Japan)(a)	118,300	1,910,167
Standard Life Aberdeen PLC (United Kingdom)	219,900	874,073
Voya Financial, Inc.	13,694	680,181

		6,356,378

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	77,180	2,591,704
Inmarsat PLC (United Kingdom)	139,900	904,710
Nippon Telegraph & Telephone Corp. (Japan)	21,700	976,000
Verizon Communications, Inc.	29,616	1,581,198

		6,053,612

Electric Utilities — 1.0%
American Electric Power Co., Inc.	43,020	3,049,258
Exelon Corp.	73,750	3,219,925
PPL Corp.(a)	96,540	2,824,760

		9,093,943

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	68,000	1,607,839
AMETEK, Inc.	41,429	3,277,862
Prysmian SpA (Italy)	51,996	1,208,404
Siemens Gamesa Renewable Energy SA (Spain)*(a)	69,400	877,144

		6,971,249

Electronic Equipment, Instruments & Components — 0.9%
Coherent, Inc.*	16,943	2,917,415
Flex Ltd.*	63,700	835,744
Hitachi Ltd. (Japan)	56,440	1,916,562
Hon Hai Precision Industry Co. Ltd. (Taiwan)	219,100	569,377
Zebra Technologies Corp. (Class A Stock)*	6,874	1,215,529

		7,454,627

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.3%
Core Laboratories NV(a)	6,923	$801,891
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	5,716	627,068
TechnipFMC PLC (United Kingdom)	45,400	1,418,750

		2,847,709

Equity Real Estate Investment Trusts (REITs) — 0.2%
British Land Co. PLC (The) (United Kingdom)	138,000	1,110,665
Extra Space Storage, Inc.(a)	9,719	842,054

		1,952,719

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	9,202	2,161,366
Seven & i Holdings Co. Ltd. (Japan)	40,000	1,780,572
Tesco PLC (United Kingdom)	357,600	1,118,240

		5,060,178

Food Products — 1.1%
Hershey Co. (The)	12,485	1,273,470
Indofood Sukses Makmur Tbk PT (Indonesia)	512,500	203,253
J.M. Smucker Co. (The)(a)	20,320	2,085,035
JBS SA (Brazil)	177,200	410,251
Marine Harvest ASA (Norway)	27,800	642,949
Nestle SA (Switzerland)	33,867	2,821,092
Tyson Foods, Inc. (Class A Stock)	34,730	2,067,477

		9,503,527

Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	12,703	979,274
Boston Scientific Corp.*	105,084	4,045,733
Danaher Corp.	34,669	3,767,134
Integer Holdings Corp.*	6,898	572,189
Koninklijke Philips NV (Netherlands)	46,416	2,109,971

		11,474,301

Health Care Providers & Services — 2.5%
Aetna, Inc.	15,920	3,229,372
CVS Health Corp.	16,538	1,301,871
DaVita, Inc.*	10,605	759,636
Humana, Inc.	4,844	1,639,791
Sinopharm Group Co. Ltd. (China) (Class H Stock)	84,800	414,934
Sonic Healthcare Ltd. (Australia)	25,500	458,877
UnitedHealth Group, Inc.	35,424	9,424,201
Universal Health Services, Inc. (Class B Stock)	26,796	3,425,601
WellCare Health Plans, Inc.*	4,936	1,581,939

		22,236,222

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.(a)	13,535	863,127
Penn National Gaming, Inc.*(a)	36,718	1,208,757
Royal Caribbean Cruises Ltd.	33,850	4,398,469
Sodexo SA (France)	5,588	591,469
Starbucks Corp.	45,014	2,558,596
TUI AG (Germany)	29,100	559,337
Wyndham Destinations, Inc.	19,140	829,910

A1012

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Hotels & Resorts, Inc.	19,140	$1,063,610

		12,073,275

Household Durables — 0.8%
Barratt Developments PLC (United Kingdom)	83,100	614,096
Lennar Corp. (Class A Stock)	37,460	1,749,007
Lennar Corp. (Class B Stock)	976	37,576
Persimmon PLC (United Kingdom)	18,400	567,474
PulteGroup, Inc.	78,220	1,937,509
Sony Corp. (Japan)	35,200	2,159,221

		7,064,883

Household Products — 0.2%
Church & Dwight Co., Inc.(a)	22,749	1,350,608

Industrial Conglomerates — 0.7%
CK Hutchison Holdings Ltd. (Hong Kong)	147,900	1,704,592
DCC PLC (United Kingdom)	11,000	997,889
Siemens AG (Germany)	12,205	1,560,582
Toshiba Corp. (Japan)*	58,590	1,695,645

		5,958,708

Insurance — 2.4%
Allianz SE (Germany)	5,221	1,161,742
Allstate Corp. (The)	32,390	3,196,893
American International Group, Inc.	36,001	1,916,693
Aviva PLC (United Kingdom)	266,038	1,699,248
China Life Insurance Co. Ltd. (China) (Class H Stock)	223,000	505,246
Chubb Ltd.	16,387	2,189,959
Everest Re Group Ltd.	3,137	716,710
Hartford Financial Services Group, Inc. (The)	48,970	2,446,541
Lincoln National Corp.	38,110	2,578,523
MetLife, Inc.	61,555	2,875,850
MS&AD Insurance Group Holdings, Inc. (Japan)	42,000	1,399,305
Talanx AG (Germany)	16,500	626,537

		21,313,247

Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc.*	3,548	7,106,643
Booking Holdings, Inc.*	1,280	2,539,519
Netflix, Inc.*	245	91,662

		9,737,824

Internet Software & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	3,962	4,782,451
Alphabet, Inc. (Class C Stock)*	4,196	5,007,800
Baidu, Inc. (China), ADR*	4,316	986,983
DocuSign, Inc.*(a)	9,470	497,838
Etsy, Inc.*	10,209	524,538
Facebook, Inc. (Class A Stock)*	8,658	1,423,895

		13,223,505

IT Services — 2.4%
Amadeus IT Group SA (Spain)	15,255	1,415,552
Broadridge Financial Solutions, Inc.	10,234	1,350,376
Capgemini SE (France)	4,853	610,410
DXC Technology Co.	21,990	2,056,505

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	11,008	$1,200,643
Fiserv, Inc.*	16,099	1,326,236
Fujitsu Ltd. (Japan)	4,270	303,348
Mastercard, Inc. (Class A Stock)	11,830	2,633,476
Perspecta, Inc.	10,995	282,791
Visa, Inc. (Class A Stock)(a)	64,031	9,610,413

		20,789,750

Leisure Products — 0.1%
Sega Sammy Holdings, Inc. (Japan)	46,700	687,536

Life Sciences Tools & Services — 0.3%
ICON PLC*	14,422	2,217,383
Medpace Holdings, Inc.*	8,249	494,198

		2,711,581

Machinery — 1.3%
Cummins, Inc.	22,317	3,259,844
Deere & Co.	16,070	2,415,803
FANUC Corp. (Japan)	5,200	977,684
Ingersoll-Rand PLC	36,359	3,719,526
Meritor, Inc.*	36,852	713,455

		11,086,312

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	800	1,121,264

Media — 0.7%
Informa PLC (United Kingdom)	80,004	794,690
ITV PLC (United Kingdom)	209,779	431,530
Mediaset Espana Comunicacion SA (Spain)	65,800	480,895
Publicis Groupe SA (France)	23,826	1,421,868
Sirius XM Holdings, Inc.(a)	68,278	431,517
Viacom, Inc. (Class B Stock)	24,720	834,547
Vivendi SA (France)	71,800	1,847,350

		6,242,397

Metals & Mining — 0.6%
ArcelorMittal (Luxembourg)	48,000	1,480,635
BHP Billiton Ltd. (Australia), ADR(a)	8,419	419,603
BHP Billiton PLC (Australia), ADR(a)	13,800	606,924
Glencore PLC (Switzerland)*	113,600	489,795
Norsk Hydro ASA (Norway)	90,651	543,224
Rio Tinto PLC (Australia), ADR(a)	12,151	619,944
Steel Dynamics, Inc.	17,795	804,156
voestalpine AG (Austria)	12,819	586,450

		5,550,731

Multiline Retail — 0.3%
Dollar General Corp.(a)	26,629	2,910,550

Multi-Utilities — 0.5%
Engie SA (France)	112,700	1,658,023
National Grid PLC (United Kingdom)	113,323	1,167,887
Veolia Environnement SA (France)	83,500	1,666,950

		4,492,860

Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp.	46,038	3,103,422
Chevron Corp.	40,210	4,916,879
ConocoPhillips	55,087	4,263,734

A1013

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Eni SpA (Italy)	74,500	$1,406,239
Equinor ASA (Norway), ADR(a)	33,413	942,247
Exxon Mobil Corp.	54,700	4,650,594
JXTG Holdings, Inc. (Japan)	249,600	1,883,231
Marathon Petroleum Corp.(a)	35,130	2,809,346
Occidental Petroleum Corp.	46,806	3,846,049
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	17,007	580,970
TOTAL SA (France)(a)	19,200	1,242,522
Valero Energy Corp.	27,140	3,087,175

		32,732,408

Personal Products — 0.1%
Unilever PLC (United Kingdom)	23,303	1,280,065

Pharmaceuticals — 4.0%
Allergan PLC	48,878	9,310,281
Astellas Pharma, Inc. (Japan)	93,700	1,635,172
Bayer AG (Germany)	13,560	1,200,231
Bristol-Myers Squibb Co.	51,440	3,193,395
Merck & Co., Inc.	18,501	1,312,461
Merck KGaA (Germany)	18,624	1,921,924
Novartis AG (Switzerland)	33,067	2,833,439
Novartis AG (Switzerland), ADR	10,829	933,027
Pfizer, Inc.	217,633	9,591,086
Roche Holding AG (Switzerland)	2,964	717,314
Sanofi (France)	17,858	1,585,938
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	100,500	395,908
Zoetis, Inc.	11,182	1,023,824

		35,654,000

Professional Services — 0.2%
RELX PLC (United Kingdom)	27,276	573,047
TriNet Group, Inc.*	17,715	997,709

		1,570,756

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	54,500	2,403,450
CK Asset Holdings Ltd. (Hong Kong)	118,800	891,120
Savills PLC (United Kingdom)	22,600	229,889
Vonovia SE (Germany)	9,085	443,795

		3,968,254

Road & Rail — 0.1%
Norfolk Southern Corp.	6,132	1,106,826

Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	100,884	3,899,167
ASE Technology Holding Co. Ltd. (Taiwan)*	226,243	551,570
Broadcom, Inc.	7,080	1,746,848
Infineon Technologies AG (Germany)	56,200	1,274,252
Intel Corp.	106,905	5,055,538
Marvell Technology Group Ltd.	151,788	2,929,508
NXP Semiconductors NV (Netherlands)	9,300	795,150
ON Semiconductor Corp.*	41,445	763,831
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	120,000	1,028,245
Universal Display Corp.(a)	38,699	4,562,612

		22,606,721

	Shares	Value
COMMON STOCKS (Continued)
Software — 3.3%
Adobe Systems, Inc.*	9,141	$2,467,613
Check Point Software Technologies Ltd. (Israel)*(a)	4,947	582,113
Fortinet, Inc.*	12,559	1,158,819
Microsoft Corp.	156,947	17,950,028
PTC, Inc.*(a)	35,949	3,817,424
SAP SE (Germany)	10,300	1,267,109
Square Enix Holdings Co. Ltd. (Japan)	17,900	740,883
SS&C Technologies Holdings, Inc.	18,891	1,073,576

		29,057,565

Specialty Retail — 1.7%
Best Buy Co., Inc.	33,640	2,669,670
Home Depot, Inc. (The)	57,088	11,825,780
RH*(a)	5,460	715,315

		15,210,765

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	76,852	17,348,570
NetApp, Inc.	18,201	1,563,284
Samsung Electronics Co. Ltd. (South Korea)	35,469	1,484,631
Western Digital Corp.	19,700	1,153,238

		21,549,723

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	28,525	4,119,010
VF Corp.	10,666	996,738

		5,115,748

Tobacco — 0.4%
Altria Group, Inc.	35,840	2,161,510
Imperial Brands PLC (United Kingdom)	49,606	1,720,860

		3,882,370

Trading Companies & Distributors — 0.7%
Rexel SA (France)	27,100	406,733
United Rentals, Inc.*	26,140	4,276,504
W.W. Grainger, Inc.(a)	3,555	1,270,593

		5,953,830

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	580,400	1,031,562

Wireless Telecommunication Services — 0.5%
China Mobile Ltd. (China)	126,500	1,249,747
Rogers Communications, Inc. (Canada) (Class B Stock)	7,464	383,724
SoftBank Group Corp. (Japan)	10,900	1,102,039
Vodafone Group PLC (United Kingdom)	669,148	1,434,049

		4,169,559

TOTAL COMMON STOCKS (cost $448,278,205)		545,734,945

A1014

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 2.6%
Automobiles — 0.8%
Ally Auto Receivables Trust,
Series 2016-1, Class A3
1.470%	04/15/20	17	$16,631
Series 2017-2, Class A2
1.490%	11/15/19	14	13,643
Series 2017-3, Class A3
1.740%	09/15/21	890	881,278
AmeriCredit Automobile Receivables Trust,
Series 2016-1, Class B
2.300%	03/08/21	303	302,302
Series 2017-1, Class A2A
1.510%	05/18/20	6	6,129
Series 2018-2, Class A3
3.150%	03/20/23	327	326,649
CarMax Auto Owner Trust,
Series 2016-3, Class A3
1.390%	05/17/21	335	331,888
Series 2017-1, Class A3
1.980%	11/15/21	235	233,086
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	82	82,026
Enterprise Fleet Financing LLC,
Series 2017-1, Class A2, 144A
2.130%	07/20/22	127	126,347
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 144A
3.190%	07/15/31	700	682,440
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3
1.620%	09/20/19	132	132,279
Series 2017-3, Class A4
2.120%	09/20/21	820	809,332
Series 2018-1, Class A3
2.610%	01/20/21	441	438,406
GM Financial Consumer Automobile,
Series 2017-1A, Class A2A, 144A
1.510%	03/16/20	73	72,899
Nissan Auto Lease Trust,
Series 2017-A, Class A3
1.910%	04/15/20	1,095	1,088,575
Series 2017-B, Class A2B, 1 Month LIBOR + 0.210%
2.368%(c)	12/16/19	185	184,670
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320%
2.478%(c)	10/17/22	677	678,147
Santander Drive Auto Receivables Trust,
Series 2016-3, Class B
1.890%	06/15/21	409	407,517
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	41	41,345

			6,855,589

Credit Cards — 0.3%
Capital One Multi-Asset Execution Trust,
Series 2017-A6, Class A6
2.290%	07/15/25	283	272,828

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Credit Cards (cont’d.)
GE Capital Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	$469,805
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%	03/15/22	770	768,054
World Financial Network Credit Card Master Trust,
Series 2017-C, Class A
2.310%	08/15/24	758	743,448

			2,254,135

Equipment — 0.2%
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	587	575,301
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	213	208,577
CNH Equipment Trust,
Series 2017-A, Class A2
1.640%	07/15/20	115	115,045
Dell Equipment Finance Trust,
Series 2017-2, Class A2A, 144A
1.970%	02/24/20	153	152,033
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	68	67,721
Textainer Marine Containers V Ltd.,
Series 2017-1A, Class A, 144A
3.720%	05/20/42	305	301,085
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 1 Month LIBOR + 0.520%, 144A
2.678%(c)	07/17/23	265	265,869

			1,685,631

Other — 0.6%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	548	554,467
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II, 144A
4.474%	10/25/45	1,100	1,107,946
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	725	716,192
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	800	792,530
NYCTL Trust,
Series 2017-A, Class A, 144A
1.870%	11/10/30	226	222,512
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A
4.472%	05/20/46	329	328,043
Taco Bell Funding LLC,
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	906	906,164

A1015

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Other (cont’d.)
Verizon Owner Trust,
Series 2016-2A, Class A, 144A
1.680%	05/20/21	366	$363,427
Series 2016-2A, Class B, 144A
2.150%	05/20/21	800	789,174

			5,780,455

Small Business Loan — 0.7%
SBA Small Business Investment Cos.,
Series 2017-10A, Class 1
2.845%	03/10/27	878	853,943
Series 2017-10B, Class 1
2.518%	09/10/27	742	710,313
Series 2018-10A, Class 1
3.187%	03/10/28	1,081	1,063,023
Series 2018-10B, Class 1
3.548%	09/11/28	1,125	1,123,821
United States Small Business Administration,
Series 2011-20J, Class 1
2.760%	10/01/31	623	611,271
Series 2012-20C, Class 1
2.510%	03/01/32	471	454,113
Series 2014-20L, Class 1
2.700%	12/01/34	690	672,292
Series 2018-20E, Class 1
3.500%	05/01/38	1,000	995,413

			6,484,189

TOTAL ASSET-BACKED SECURITIES (cost $23,359,695)			23,059,999

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	705	696,051
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class A, 144A
3.531%	10/15/34	1,150	1,149,119
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3
3.839%	12/10/54	134	134,031
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	550	565,464
Series 2014-GC25, Class B
4.345%(cc)	10/10/47	275	274,461
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	935	950,077
Series 2012-CR2, Class A4
3.147%	08/15/45	534	528,994
Series 2013-CR12, Class ASB
3.623%	10/10/46	250	251,341
Series 2015-PC1, Class A5
3.902%	07/10/50	145	146,585
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
5.099%(cc)	01/10/34	780	780,555

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DBJPM Mortgage Trust,
Series 2016-C3, Class A5
2.890%	09/10/49	950	$896,761
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A2, 144A
4.528%	11/10/46	43	43,094
Government National Mortgage Assoc.,
Series 2014-130, Class DA
2.400%	12/16/44	1,201	1,159,742
Series 2014-17, Class AM
2.527%(cc)	06/16/48	586	591,866
Series 2014-40, Class AC
2.400%(cc)	11/16/41	648	645,962
Series 2012-2, Class AB
2.105%	03/16/37	256	252,502
Series 2011-142, Class A
2.337%	10/16/40	59	59,000
Series 2013-194, Class AE
2.750%(cc)	11/16/44	274	262,447
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	900	912,337
Series 2016-JP2, Class A4
2.822%	08/15/49	81	76,087
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	207,880
Motel 6 Trust,
Series 2017-MTL6, Class B, 1 Month LIBOR + 1.190%, 144A
3.348%(c)	08/15/34	804	804,028
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
4.058%(c)	02/15/35	500	503,243
UBS Commercial Mortgage Trust,
Series 2018-C8, Class A4
3.983%	02/15/51	463	466,255
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	60,080
Series 2012-C4, Class A3
2.533%	12/10/45	89	88,120
Series 2013-C5, Class AAB
2.687%	03/10/46	80	78,749
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	197,813
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	1,000	978,480
Series 2016-C35, Class A4
2.931%	07/15/48	310	292,902
WFRBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(cc)	02/15/44	434	446,525
Series 2012-C9, Class B
3.840%(cc)	11/15/45	1,150	1,142,376

A1016

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	725	$744,449
Series 2014-C19, Class B
4.723%(cc)	03/15/47	825	844,882

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,844,273)			17,232,258

CORPORATE BONDS — 9.4%
Aerospace & Defense — 0.0%
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%		366	363,500

Agriculture — 0.0%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.375%	08/11/25	348	338,960

Airlines — 0.2%
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	423	402,817
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	593	552,498
Ethiopian Leasing 2012 LLC,
Gov’t. Gtd. Notes
2.646%	05/12/26	504	492,888

			1,448,203

Auto Manufacturers — 0.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.250%	03/02/20	250	246,592
2.450%	05/18/20	417	411,471
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26(a)	638	600,449
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	26	25,675
3.250%	01/05/23	177	170,680
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.750%	09/27/19	306	301,618
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/13/20	127	124,213

			1,880,698

Banks — 2.3%
American Express Centurion Bank,
Certificate of Deposit
2.300%	04/05/21	245	239,188
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22	695	675,351

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes
6.500%	10/29/49	560	$604,519
Sr. Unsec’d. Notes
3.004%	12/20/23	833	808,372
Sr. Unsec’d. Notes, MTN
3.864%	07/23/24	245	244,999
4.100%	07/24/23	280	285,578
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20	133	131,032
2.950%	01/29/23	487	475,064
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.650%	06/14/19	282	279,957
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	600	736,875
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.875%	03/15/99	675	697,781
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.530%(c)	05/22/22	485	489,738
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	258	243,535
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	250	240,587
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%	01/24/23	384	376,611
7.875%	05/15/25	715	850,928
Comerica, Inc.,
Sr. Unsec’d. Notes
3.700%	07/31/23	186	185,092
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%	12/29/49	475	501,363
Discover Bank,
Certificate of Deposit
3.000%	06/07/21	245	244,807
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.272%	09/29/25	674	644,008
6.250%	02/01/41	500	600,967
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.950%	05/18/24(a)	277	275,190
Sub. Notes
4.250%	03/14/24	665	661,470
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	805	797,882
3.900%	07/15/25	259	258,908
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
6.375%	01/21/21	605	643,449

A1017

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Jr. Sub. Notes, 144A
12.000%	12/29/49	450	$550,143
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%	11/07/23	360	343,445
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	396	386,914
Sub. Notes, MTN
5.000%	11/24/25	565	585,163
Morgan Stanley Bank NA,
Certificate of Deposit
3.250%	05/31/23	245	244,472
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	305	295,230
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	369	367,486
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.125%	03/02/20	380	376,018
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%	05/18/29	690	685,757
Societe Generale SA (France),
Jr. Sub. Notes, EMTN
8.250%	11/29/48	600	603,779
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23	500	489,380
State Street Corp.,
Sr. Unsec’d. Notes
3.300%	12/16/24	491	482,905
SunTrust Bank,
Sr. Unsec’d. Notes
3.502%	08/02/22	127	126,568
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	131	129,553
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%	12/29/49	570	578,550
Sr. Unsec’d. Notes, MTN
2.625%	07/22/22	540	521,560
3.550%	09/29/25	786	766,072
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.750%	01/11/23	193	186,204

			19,912,450

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	134	130,207
4.700%	02/01/36	362	362,486

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	685	$663,549

			1,156,242

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	137	133,052

Building Materials — 0.3%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
5.125%	09/14/45	615	638,258
6.000%	01/15/36	577	656,291
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	490	581,223
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	600	611,250

			2,487,022

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	03/01/23	420	468,578

Commercial Services — 0.1%
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	169	163,617
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38	117	112,919
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	595	606,900

			883,436

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25	126	120,715
4.650%	02/23/46	173	186,898
DXC Technology Co.,
Sr. Unsec’d. Notes
7.450%	10/15/29	530	636,644
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24	231	232,089

			1,176,346

Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	10/15/33	545	618,685

Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%(cc)	04/15/24	310	325,888

A1018

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.650%	07/21/27	720	$660,281
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%(cc)	01/02/25	659	753,068
American Express Co.,
Sr. Unsec’d. Notes
3.400%	02/27/23	124	122,046
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	09/14/20	144	142,695
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22	595	630,202
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23	465	463,678
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25	384	364,880
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	602	591,325
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21	454	447,091
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	147	146,845
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.400%	02/07/28	360	349,453
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	590	594,820
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	391	375,354
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	314	298,693
1.900%	07/12/24	674	649,333

			6,589,764

Electric — 0.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.150%	11/15/43	474	513,652
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48	93	89,741
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40	554	630,046
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	09/21/38	983	958,934

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	535	$603,067
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%(cc)	03/28/25	167	210,147
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.950%	03/01/26	453	412,572
PacifiCorp,
First Mortgage
3.850%	06/15/21	526	532,982
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.150%	01/15/26	409	393,092

			4,344,233

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	635	623,094

Foods — 0.2%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	650	660,639
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21	68	68,004
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	640	605,152
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	425	399,697

			1,733,492

Healthcare-Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
7.000%	08/01/27	530	612,027

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	690	669,101

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	610	594,750
Williams Scotsman International, Inc.,
Gtd. Notes, 144A
6.875%	08/15/23	200	198,500
7.875%	12/15/22	300	309,000

			1,102,250

Insurance — 0.5%
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	680	783,324

A1019

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	$682,831
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	585	693,959
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	555	662,843
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	765	763,950
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	550	565,853
Validus Holdings Ltd.,
Gtd. Notes
8.875%	01/26/40	440	632,716

			4,785,476

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	379	365,667

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	03/06/23	198	193,564

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	206	211,823
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	02/15/26	705	706,763
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	350	336,994
4.650%	07/15/42	398	393,830
5.650%	06/15/35	220	243,648
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	805	787,894
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.850%	07/30/26	171	150,707
2.350%	12/01/22	193	185,446
Warner Media LLC,
Gtd. Notes
3.600%	07/15/25	438	419,707

			3,436,812

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35	580	579,264

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Jr. Sub. Notes
5.000%	01/21/21(a)	802	$781,349
Sr. Unsec’d. Notes
2.700%	10/09/22	402	387,917

			1,169,266

Multi-Utilities — 0.0%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	171	207,008

Oil & Gas — 0.5%
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28	273	267,750
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	398	383,589
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	295	297,578
Equinor ASA (Norway),
Gtd. Notes
2.450%	01/17/23	224	215,779
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	580	578,550
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25	320	317,525
Petroleos Mexicanos (Mexico),
Gtd. Notes, MTN
6.875%	08/04/26	399	420,905
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22(a)	645	637,744
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	809	769,629
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	02/15/26	480	463,680

			4,352,729

Pharmaceuticals — 0.4%
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.875%	06/25/48	705	683,847
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25	58	57,845
4.780%	03/25/38	409	407,041
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	618	658,695
CVS Pass-Through Trust Series 2014,
Pass-Through Certificates, 144A
4.163%	08/11/36(a)	452	432,948

A1020

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	253	$248,980
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.625%	05/15/25	206	205,697
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38	329	307,287
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45	350	333,293

			3,335,633

Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25	670	686,201
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26	180	181,861
Jr. Sub. Notes
6.250%	02/15/49	370	356,125
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24	465	466,368
5.000%	10/01/21	160	166,237
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	470	445,876

			2,302,668

Real Estate — 0.1%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.400%, 144A
2.721%(c)	09/01/26	1,287	1,212,620

Real Estate Investment Trusts (REITs) — 0.1%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	615	588,863
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	600	572,859

			1,161,722

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24(a)	640	606,400
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	525	541,085
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	03/01/27	242	235,029

			1,382,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors — 0.0%
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.950%	06/01/24	310	$294,606

Software — 0.4%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	775	781,752
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	382	402,219
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	633	677,859
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	647	617,318
4.300%	07/08/34	675	689,300

			3,168,448

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	306	291,333
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	700	684,768
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	670	668,318
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	941	937,721
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	715	672,994
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	690	672,876
5.150%	09/15/23	58	62,086
5.250%	03/16/37	224	238,822

			4,228,918

Transportation — 0.5%
BNSF Railway Co. 2015-1 Pass-Through Trust,
Pass-Through Certificates, 144A
3.442%	06/16/28	254	243,762
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	414	423,545
5.720%	01/15/24	257	270,754
8.251%	01/15/21	32	33,137
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44	296	308,012
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	669	723,919

A1021

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
FedeEx Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	229	$238,968
Kansas City Southern,
Gtd. Notes
3.850%	11/15/23	720	714,295
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	09/10/28	312	313,371
Union Pacific Railroad Co. 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	114	118,594
Union Pacific Railroad Co. 2004 Pass-Through Trust,
Pass-Through Certificates
5.404%	07/02/25	410	419,134
Union Pacific Railroad Co. 2005 Pass-Through Trust,
Pass-Through Certificates
5.082%	01/02/29	274	286,212
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	211	226,383

			4,320,086

TOTAL CORPORATE BONDS (cost $85,580,282)			83,364,022

SOVEREIGN BONDS — 0.0%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.240%	02/06/28	230	220,340
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.100%	04/24/28(a)	218	211,674

TOTAL SOVEREIGN BONDS (cost $447,359)			432,014

MUNICIPAL BONDS — 1.0%
California — 0.4%
San Jose Redevelopment Agency Successor Agency,
Tax Allocation
3.375%	08/01/34	1,240	1,148,575
State of California,
General Obligation Unlimited
7.600%	11/01/40	550	817,431
7.700%	11/01/30	760	827,183
7.950%	03/01/36	690	735,471
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	256,786

			3,785,446

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	550	594,549

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.940%	08/01/23	445	$435,793

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	940	1,057,810

Oregon — 0.1%
Port of Morrow,
Revenue Bonds
3.371%	09/01/25	650	640,822

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
Zero(s)	04/15/22	710	613,213

Texas — 0.1%
City of Fort Worth TX,
Revenue Bonds
4.088%	03/01/37	645	634,035
Cypress-Fairbanks Independent School District,
General Obligation Unlimited
6.629%	02/15/38	665	673,685

			1,307,720

Washington — 0.0%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24	35	33,818

TOTAL MUNICIPAL BONDS (cost $8,653,233)			8,469,171

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
Fannie Mae REMICS,
Series 2003-49, Class YC
4.000%	06/25/23	72	72,205
Series 2005-121, Class DX
5.500%	01/25/26	162	170,533
Series 2010-135, Class EA
3.000%	01/25/40	9	9,044
Series 2017-38, Class JA
3.000%	03/25/47	822	796,943
Series 2017-82, Class PA
3.000%	04/25/45	78	76,120
FDIC Guaranteed Notes Trust,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	211	207,425
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	76	75,414
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%
3.245%(c)	07/25/44	22	22,322
Freddie Mac REMICS,
Series 4413, Class HC
3.000%	03/15/40	1,005	990,442

A1022

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4703, Class KA
3.500%	02/15/43	362	$361,731
Series 4764, Class EA
3.500%	02/15/44	982	978,837
Government National Mortgage Assoc.,
Series 2010-105, Class PC
2.000%	06/20/39	54	51,731
Series 2013-19, Class BA
2.500%	12/20/42	165	157,752
Series 2014-123, Class PC
2.500%	09/20/43	127	123,673
Sequoia Mortgage Trust,
Series 2014-4, Class A6, 144A
3.500%(cc)	11/25/44	1,111	1,083,688

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,316,657)			5,177,860

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Federal Farm Credit Banks
3.300%	04/03/24	702	689,005
3.480%	08/20/24	713	703,027
3.480%	01/13/25	385	382,315
3.530%	05/14/25	1,411	1,402,726
3.550%	09/08/26	1,009	998,695
3.600%	02/28/28	533	522,950
3.640%	04/16/26	354	348,369
3.700%	05/29/25	654	654,641
3.700%	10/13/26	678	674,451
3.700%	03/13/28	1,212	1,200,063
3.770%	03/28/28	966	957,575
3.790%	04/12/28	825	821,467
3.870%	04/12/28	597	593,996
3.920%	07/03/28	956	938,051
3.940%	05/30/28	937	927,566
Federal Home Loan Banks
2.000%(cc)	11/22/22	1,940	1,923,756
3.600%	06/27/25	1,265	1,247,619
3.620%	03/13/28	395	386,980
3.625%	03/19/27	200	196,419
3.625%	04/05/27	430	421,346
3.700%	03/28/28	250	245,602
3.875%	05/21/27	445	437,391
3.875%	04/11/30	220	216,291
4.000%	06/21/29	530	521,276
Federal Home Loan Mortgage Corp.
2.000%(cc)	11/22/22	1,939	1,924,200
2.000%(cc)	11/22/22	1,455	1,443,677
2.500%	04/01/28	287	279,160
2.750%(cc)	04/27/23	971	967,604
2.750%	09/08/36	288	253,414
3.000%	11/01/42	194	187,612
3.000%	11/01/46	677	648,621
3.000%	12/01/46	215	206,405
3.000%	01/01/47	229	219,031
3.250%	06/14/23	585	583,165
3.320%	06/14/23	948	943,587
3.500%	04/01/32	331	332,873

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	08/01/32	279	$280,293
3.500%	04/01/34	223	224,306
3.500%	05/01/34	312	313,374
3.500%	08/01/34	452	453,384
3.500%	07/01/42	52	51,648
3.500%	08/01/46	377	371,461
4.000%	01/01/40	503	511,749
4.000%	06/01/45	906	917,133
4.000%	10/01/46	198	200,607
4.500%	08/01/25	238	245,854
4.500%	06/01/31	131	136,115
4.500%	07/01/44	609	630,443
4.500%	08/01/46	144	148,295
5.000%	08/01/41	605	645,564
Federal National Mortgage Assoc.
2.500%	07/01/26	192	188,308
3.000%	09/01/26	503	500,749
3.000%	12/01/26	133	131,860
3.000%	07/01/43	678	654,279
3.000%	11/01/46	298	285,234
3.500%	04/01/32	84	84,036
3.500%	08/01/34	145	146,009
3.500%	10/01/34	490	490,595
3.500%	12/01/34	273	273,695
3.500%	02/01/41	243	241,242
3.500%	03/01/42	287	285,009
3.500%	07/01/42	20	19,854
3.500%	06/01/45	696	686,989
3.500%	05/01/46	307	303,584
3.500%	06/01/46	685	676,078
4.000%	10/01/33	399	408,763
4.000%	10/01/34	236	241,698
4.000%	11/01/34	148	151,282
4.000%	04/01/39	535	545,062
4.000%	06/01/39	559	568,891
4.000%	12/01/40	290	296,028
4.000%	01/01/41	19	18,977
4.000%	02/01/45	813	827,262
4.000%	03/01/45	568	579,726
4.000%	06/01/45	1,202	1,216,359
4.000%	06/01/45	443	450,768
4.000%	07/01/45	620	628,467
4.000%	02/01/46	176	178,220
4.000%	03/01/46	894	907,688
4.000%	07/01/46	693	701,041
4.000%	08/01/47	351	354,495
4.500%	07/01/19	10	10,056
4.500%	12/01/29	135	139,996
4.500%	04/01/31	220	228,059
4.500%	08/01/40	447	465,331
4.500%	01/01/41	318	333,361
4.500%	06/01/41	106	110,714
5.000%	11/01/33	88	94,138
5.000%	06/01/40	130	137,933
5.000%	05/01/41	483	513,570
5.000%	10/01/41	180	191,318
5.500%	01/01/21	5	5,077

A1023

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
Government National Mortgage Assoc.
3.500%	01/15/42	246	$245,300
3.500%	05/20/46	341	340,068
5.000%	06/20/48	180	188,905
Overseas Private Investment Corp., Gov’t. Gtd. Notes
1.458%(s)	11/15/20	424	457,896
5.142%	12/15/23	386	406,412

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $48,362,673)			47,441,534

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
2.250%	08/15/46	439	362,518
2.500%	02/15/46	290	253,093
2.500%	05/15/46	836	729,018
2.750%	11/15/47	1,393	1,275,194
3.125%	05/15/48	1,542	1,521,460
3.125%	08/15/44	10,480	10,348,591
3.750%	11/15/43	1,460	1,598,643
4.500%	02/15/36	1,185	1,405,984
5.250%	11/15/28	3,285	3,907,225
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	675	702,883
0.750%	02/15/42	660	690,681
2.375%	01/15/25	1,645	2,395,904
U.S. Treasury Notes
1.250%	01/31/20	4,800	4,707,000
1.875%	01/31/22	872	843,490
2.000%	06/30/24	2,176	2,063,630
2.125%	12/31/22	432	417,977
2.250%	10/31/24	1,654	1,586,031
2.250%	11/15/27	1,198	1,121,347
2.500%	01/31/25	1,997	1,939,508
2.625%	08/15/20	5,695	5,674,756
2.750%	07/31/23	136	134,794
2.750%	08/31/25(a)	127	124,911
2.750%	02/15/28	1,121	1,092,931
2.875%	05/15/28	683	672,702
2.875%	08/15/28	527	518,889

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,119,825)			46,089,160

TOTAL LONG-TERM INVESTMENTS (cost $684,962,202)			777,000,963

	Shares	Value
SHORT-TERM INVESTMENTS — 16.5%

AFFILIATED MUTUAL FUNDS — 16.2%
PGIM Core Ultra Short Bond Fund(w)	99,730,651	$99,730,650
PGIM Institutional Money Market Fund (cost $42,745,643; includes $42,681,768 of cash collateral for securities on loan)(b)(w)	42,740,487	42,744,761

TOTAL AFFILIATED MUTUAL FUNDS (cost $142,476,293)		142,475,411

Interest Rate	Maturity Date	Principal Amount (000)#
CERTIFICATE OF DEPOSIT(n) — 0.0%
Goldman Sachs Bank (cost $244,098)
3.350%	08/29/23	245	245,184

U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
2.026%	12/06/18	2,900	2,888,689

(cost $2,888,963)

TOTAL SHORT-TERM INVESTMENTS (cost $145,609,354)			145,609,284

TOTAL INVESTMENTS — 104.6% (cost $830,571,556)			922,610,247
Liabilities in excess of other assets(z) — (4.6)%			(40,756,922)

NET ASSETS — 100.0%			$881,853,325

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,578,016; cash collateral of $42,681,768 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

A1024

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
72	5 Year U.S. Treasury Notes	Dec. 2018	$8,098,313	$(68,906)
75	10 Year U.S. Treasury Notes	Dec. 2018	8,908,594	(112,442)
35	20 Year U.S. Treasury Bonds	Dec. 2018	4,917,500	(152,578)
168	Mini MSCI EAFE Index	Dec. 2018	16,594,200	236,090
50	Russell 2000 E-Mini Index	Dec. 2018	4,252,000	(63,366)
246	S&P 500 E-Mini Index	Dec. 2018	35,903,700	106,395
8	S&P Mid Cap 400 E-Mini Index	Dec. 2018	1,620,160	(22,839)

				$(77,646)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$—	$2,888,689

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A1025

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$415,767,776	$129,967,169	$—
Asset-Backed Securities
Automobiles	—	6,855,589	—
Credit Cards	—	2,254,135	—
Equipment	—	1,685,631	—
Other	—	5,780,455	—
Small Business Loan	—	6,484,189	—
Commercial Mortgage-Backed Securities	—	17,232,258	—
Corporate Bonds	—	83,364,022	—
Sovereign Bonds	—	432,014	—
Municipal Bonds	—	8,469,171	—
Residential Mortgage-Backed Securities	—	5,177,860	—
U.S. Government Agency Obligations	—	47,441,534	—
U.S. Treasury Obligations	—	48,977,849	—
Affiliated Mutual Funds	142,475,411	—	—
Certificate of Deposit	—	245,184	—
Other Financial Instruments*
Futures Contracts	(77,646)	—	—

Total	$558,165,541	$364,367,060	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1026

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%

COMMON STOCKS — 94.7%
Argentina — 0.6%
Adecoagro SA*	33,500	$246,225
Banco Macro SA, ADR	1,290	53,367
BBVA Banco Frances SA, ADR	5,600	65,352
Cresud SACIF y A, ADR	16,500	233,640
Grupo Financiero Galicia SA, ADR	4,830	122,827
MercadoLibre, Inc.(a)	2,178	741,544
Pampa Energia SA*	43,686	54,171
Pampa Energia SA, ADR*(a)	7,896	245,171
Telecom Argentina SA, ADR	18,556	323,246
Transportadora de Gas del Sur SA (Class B Stock), ADR(a)	24,930	361,984

		2,447,527
Bahrain — 0.7%
Ahli United Bank BSC	2,011,256	1,417,252
Al Salam Bank-Bahrain BSC	1,956,680	520,915
GFH Financial Group BSC	1,850,581	675,268
Ithmaar Holding BSC*	4,481,159	447,953

		3,061,388
Botswana — 0.4%
Barclays Bank of Botswana Ltd.	466,032	237,602
Botswana Insurance Holdings Ltd.	123,564	204,239
Choppies Enterprises Ltd.	534,631	20,221
First National Bank of Botswana Ltd.	885,555	194,046
Letshego Holdings Ltd.	1,667,377	288,129
Sechaba Breweries Holdings Ltd.	401,237	734,820
Standard Chartered Bank Botswana Ltd.*	91,217	34,462
Turnstar Holdings Ltd.	202,180	58,229

		1,771,748
Brazil — 4.2%
AES Tiete Energia SA, UTS	26,800	63,374
Ambev SA	35,600	162,197
Ambev SA, ADR	184,800	844,536
B3 SA - Brasil Bolsa Balcao	58,649	339,822
Banco do Brasil SA	19,875	144,638
BR Malls Participacoes SA*	203,585	486,459
BRF SA*	33,460	181,528
CCR SA	141,700	294,379
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	32,300	190,570
Cia de Saneamento de Minas Gerais-COPASA	8,300	80,132
Cia Energetica de Minas Gerais, ADR(a)	74,196	126,875
Cia Hering	15,600	68,796
Cia Paranaense de Energia, ADR(a)	15,400	81,158
Cia Siderurgica Nacional SA*	17,700	40,979
Cielo SA	279,056	842,995
Cosan SA	13,500	107,972
CPFL Energia SA, ADR(a)	28,692	339,139
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	111,783
EcoRodovias Infraestrutura e Logistica SA	22,700	40,020
EDP - Energias do Brasil SA	29,400	93,400
Embraer SA, ADR	23,900	468,201
Engie Brasil Energia SA	21,900	192,778
Equatorial Energia SA	15,100	214,430

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Estacio Participacoes SA	47,000	$290,946
Even Construtora e Incorporadora SA*	70,900	53,545
Fibria Celulose SA	23,400	436,300
Hypera SA	84,100	593,284
Iguatemi Empresa de Shopping Centers SA	32,300	247,776
Iochpe Maxion SA	19,300	90,800
Itau Unibanco Holding SA (PRFC), ADR(a)	61,007	669,857
Klabin SA, UTS	40,300	197,681
Kroton Educacional SA	142,400	399,145
Light SA	13,000	41,139
Localiza Rent a Car SA	71,235	403,222
Lojas Renner SA	67,100	514,397
Marfrig Global Foods SA*	48,640	63,471
MRV Engenharia e Participacoes SA	45,600	137,865
Multiplan Empreendimentos Imobiliarios SA	124,200	577,860
Natura Cosmeticos SA	10,300	72,330
Odontoprev SA	115,800	367,023
Petroleo Brasileiro SA (PRFC), ADR	185,600	1,941,376
Qualicorp Consultoria e Corretora de Seguros SA	92,300	370,704
Raia Drogasil SA	10,600	190,160
Rumo SA*	31,557	116,662
Smiles Fidelidade SA	6,100	69,616
Suzano Papel e Celulose SA	15,725	186,860
TIM Participacoes SA	272,333	792,342
TOTVS SA	37,600	235,550
Ultrapar Participacoes SA	28,600	264,078
Vale SA, ADR	132,092	1,960,245
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,210	37,792
WEG SA	157,118	766,420

		17,604,607
Bulgaria — 0.4%
CB First Investment Bank AD*	155,563	357,983
Central Cooperative Bank AD*	87,402	88,963
Chimimport AD	265,946	337,304
Industrial Holding Bulgaria PLC*	72,512	42,371
MonBat AD	48,227	219,065
Petrol AD*	22,682	12,066
Sopharma AD/Sofia	197,237	475,302

		1,533,054
Chile — 2.8%
AES Gener SA	227,462	65,687
Aguas Andinas SA (Class A Stock)	327,850	181,444
Almendral SA	1,092,556	75,651
AntarChile SA	18,805	310,017
Banco de Chile	4,425,933	673,947
Banco de Credito e Inversiones SA	5,881	397,747
Banco Santander Chile	6,302,356	504,219
Cencosud SA	262,569	624,177
Cia Cervecerias Unidas SA, ADR(a)	14,950	417,105
Colbun SA	772,001	166,644
Embotelladora Andina SA (Class B Stock), ADR	9,150	209,627
Empresa Nacional de Telecomunicaciones SA	32,654	277,579
Empresas CMPC SA	252,098	1,017,382

A1027

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Empresas COPEC SA	115,822	$1,789,177
Enel Americas SA	2,916,314	449,172
Enel Chile SA	2,951,733	297,222
Engie Energia Chile SA	49,355	94,593
Forus SA	18,500	51,321
Itau CorpBanca	26,181,273	269,599
Latam Airlines Group SA, ADR(a)	77,683	730,220
Parque Arauco SA	95,852	248,433
Ripley Corp. SA	146,630	137,042
SACI Falabella	166,611	1,356,017
Salfacorp SA	108,740	186,789
Sociedad Quimica y Minera de Chile SA, ADR(a)	17,100	781,812
SONDA SA	194,134	291,858
Vina Concha y Toro SA	139,650	279,710

		11,884,191
China — 10.9%
263 Network Communications Co. Ltd. (Class A Stock)*	55,100	42,549
3SBio, Inc., 144A	124,500	209,183
AAC Technologies Holdings, Inc.	12,500	129,749
AECC Aviation Power Co. Ltd. (Class A Stock)	13,100	45,788
Agricultural Bank of China Ltd. (Class H Stock)	303,000	148,488
Air China Ltd. (Class H Stock)	142,000	136,989
Aisino Corp. (Class A Stock)	22,400	90,532
Alibaba Group Holding Ltd., ADR*(a)	7,400	1,219,224
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	474,853
Anhui Conch Cement Co. Ltd. (Class H Stock)	139,000	837,731
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	113,713
Baidu, Inc., ADR*	1,715	392,186
Bank of Beijing Co. Ltd. (Class A Stock)	59,956	53,202
Bank of China Ltd. (Class H Stock)	816,000	362,621
Bank of Communications Co. Ltd. (Class H Stock)	338,800	253,632
Bank of Ningbo Co. Ltd. (Class A Stock)	39,600	102,277
BBMG Corp. (Class H Stock)	684,000	233,981
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	177,107
Beijing Enterprises Holdings Ltd.	41,500	232,607
Beijing Enterprises Water Group Ltd.*	662,000	353,150
Beijing Orient Landscape & Environment Co. Ltd. (Class A Stock)	27,100	40,908
Beijing Originwater Technology Co. Ltd. (Class A Stock)	34,800	50,608
Beijing Water Business Doctor Co. Ltd. (Class A Stock)	36,500	48,568
BOE Technology Group Co. Ltd. (Class A Stock)	173,800	79,616
Brilliance China Automotive Holdings Ltd.	350,000	567,408
BYD Co. Ltd. (Class H Stock)(a)	59,000	425,280
Cangzhou Mingzhu Plastic Co. Ltd. (Class A Stock)	43,160	28,747
CGN Power Co. Ltd. (Class H Stock), 144A	1,231,000	292,486

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Changjiang Securities Co. Ltd. (Class A Stock)	46,400	$34,413
China Agri-Industries Holdings Ltd.	804,000	310,239
China Biologic Products Holdings, Inc.*	3,200	256,000
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	114,432
China Coal Energy Co. Ltd. (Class H Stock)	437,000	184,369
China Communications Construction Co. Ltd. (Class H Stock)	229,000	233,698
China Communications Services Corp. Ltd. (Class H Stock)	396,000	364,447
China Construction Bank Corp. (Class H Stock)	1,052,670	919,025
China Everbright Ltd.	32,000	57,329
China Evergrande Group	32,000	89,476
China Fortune Land Development Co. Ltd. (Class A Stock)	17,000	62,526
China Life Insurance Co. Ltd. (Class H Stock)	108,000	244,693
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	332,667
China Medical System Holdings Ltd.	245,000	341,530
China Mengniu Dairy Co. Ltd.*	195,000	649,060
China Merchants Bank Co. Ltd. (Class H Stock)	58,769	238,346
China Merchants Port Holdings Co. Ltd.	114,000	218,345
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	38,200	103,827
China Minsheng Banking Corp. Ltd. (Class H Stock)	113,160	84,013
China Mobile Ltd.	245,000	2,420,459
China Molybdenum Co. Ltd. (Class H Stock)	753,000	316,184
China National Building Material Co. Ltd. (Class H Stock)	368,000	327,235
China National Nuclear Power Co. Ltd. (Class A Stock)	62,600	54,631
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	38,100	56,590
China Oilfield Services Ltd. (Class H Stock)	138,000	149,928
China Overseas Land & Investment Ltd.	292,720	916,132
China Overseas Property Holdings Ltd.	420,240	120,850
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	170,195
China Petroleum & Chemical Corp. (Class H Stock)	1,459,000	1,461,980
China Power International Development Ltd.	478,000	106,270
China Railway Group Ltd. (Class H Stock)	363,000	359,568
China Resources Beer Holdings Co. Ltd.	160,000	644,670
China Resources Gas Group Ltd.	112,000	455,759
China Resources Land Ltd.	90,444	316,518
China Resources Power Holdings Co. Ltd.	141,400	250,105
China Shanshui Cement Group Ltd.*^	551,000	—
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	470,772
China Shipbuilding Industry Co. Ltd. (Class A Stock)	59,700	36,824
China State Construction Engineering Corp. Ltd. (Class A Stock)	100,240	79,903
China Taiping Insurance Holdings Co. Ltd.	39,800	139,292

A1028

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Telecom Corp. Ltd. (Class H Stock)	532,000	$264,487
China Unicom Hong Kong Ltd.	262,052	307,854
China United Network Communications Ltd. (Class A Stock)	113,700	92,107
China Vanke Co. Ltd. (Class H Stock)	272,500	900,363
China Yangtze Power Co. Ltd. (Class A Stock)	50,200	119,487
China Yurun Food Group Ltd.*	741,000	74,804
China Zhongwang Holdings Ltd.	418,000	204,786
CITIC Guoan Information Industry Co. Ltd. (Class A Stock)	47,200	26,564
CITIC Ltd.	310,000	460,562
CNOOC Ltd.	828,000	1,647,933
COSCO Shipping Development Co. Ltd. (Class H Stock)*	683,000	92,389
COSCO Shipping Energy Transportation Co. Ltd. (Class H Stock)	194,000	96,459
COSCO Shipping Ports Ltd.	252,000	277,378
Country Garden Holdings Co. Ltd.	230,831	290,769
Country Garden Services Holdings Co. Ltd.*	20,440	34,651
CRRC Corp. Ltd. (Class H Stock)	256,000	233,349
CSPC Pharmaceutical Group Ltd.	264,000	559,732
Ctrip.com International Ltd., ADR*(a)	12,900	479,493
Daqin Railway Co. Ltd. (Class A Stock)	62,400	74,634
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	225,380
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	10,600	73,175
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	331,373
Dr Peng Telecom & Media Group Co. Ltd. (Class A Stock)	18,200	27,761
East Money Information Co. Ltd. (Class A Stock)	43,920	71,854
Financial Street Holdings Co. Ltd. (Class A Stock)	59,800	61,223
GD Power Development Co. Ltd. (Class A Stock)	149,300	55,297
GEM Co. Ltd. (Class A Stock)	55,300	42,220
Gemdale Corp. (Class A Stock)	42,300	55,652
Golden Eagle Retail Group Ltd.	242,000	263,153
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)*	17,600	102,891
Guangdong Baolihua New Energy Stock Co. Ltd. (Class A Stock)	54,700	57,274
Guangdong Investment Ltd.	224,000	398,122
Guanghui Energy Co. Ltd. (Class A Stock)	105,700	78,499
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	263,073	291,567
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	21,200	88,606
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	13,500	83,182
Hengan International Group Co. Ltd.	82,000	754,696
Huaneng Power International, Inc. (Class H Stock)	616,000	404,974
Huaneng Renewables Corp. Ltd. (Class H Stock)	662,000	197,074
Hubei Energy Group Co. Ltd. (Class A Stock)	136,000	79,704

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Hundsun Technologies, Inc. (Class A Stock)	10,500	$84,248
Iflytek Co. Ltd. (Class A Stock)	16,800	69,800
Industrial & Commercial Bank of China Ltd. (Class H Stock)	881,000	643,220
Industrial Bank Co. Ltd. (Class A Stock)	40,600	94,104
Inner Mongolia BaoTou Steel Union Co. Ltd. (Class A Stock)	217,140	52,263
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	15,500	57,782
JD.com, Inc., ADR*	6,900	180,021
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	205,190
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	9,720	89,679
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	3,300	61,427
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	257,524
Jiangxi Ganfeng Lithium Co. Ltd. (Class A Stock)	14,700	69,455
Jilin Aodong Pharmaceutical Group Co. Ltd. (Class A Stock)	24,700	58,981
Kangde Xin Composite Material Group Co. Ltd. (Class A Stock)^	22,300	44,265
Kangmei Pharmaceutical Co. Ltd. (Class A Stock)	30,900	98,128
Kunlun Energy Co. Ltd.	230,000	268,308
Kweichow Moutai Co. Ltd. (Class A Stock)	1,400	148,602
Lenovo Group Ltd.	112,000	81,850
Lepu Medical Technology Beijing Co. Ltd. (Class A Stock)	14,700	64,881
Li Ning Co. Ltd.*	350,979	332,861
Luye Pharma Group Ltd., 144A(a)	378,000	339,892
Luzhou Laojiao Co. Ltd. (Class A Stock)	8,900	61,491
Midea Group Co. Ltd. (Class A Stock)^	17,100	101,535
NetEase, Inc., ADR	1,100	251,075
New Oriental Education & Technology Group, Inc., ADR*	8,750	647,588
Oceanwide Holdings Co. Ltd. (Class A Stock)	61,500	47,401
Offshore Oil Engineering Co. Ltd. (Class A Stock)	65,600	64,468
PetroChina Co. Ltd. (Class H Stock)	1,110,000	901,788
PICC Property & Casualty Co. Ltd. (Class H Stock)	75,000	88,477
Ping An Bank Co. Ltd. (Class A Stock)	81,900	131,609
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	75,000	761,452
Poly Real Estate Group Co. Ltd. (Class A Stock)	62,200	109,821
Qingdao Haier Co. Ltd. (Class A Stock)	46,500	111,428
Real Gold Mining Ltd.*^	209,000	—
RiseSun Real Estate Development Co. Ltd. (Class A Stock)	48,400	56,168
SAIC Motor Corp. Ltd. (Class A Stock)	24,100	116,492
Sanan Optoelectronics Co. Ltd. (Class A Stock)	37,700	89,373
SDIC Power Holdings Co. Ltd. (Class A Stock)	65,400	72,950

A1029

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Shandong Gold Mining Co. Ltd. (Class A Stock)	15,500	$53,238
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	376,000	371,201
Shanghai Electric Group Co. Ltd. (Class H Stock)	382,000	136,231
Shanghai Industrial Holdings Ltd.	85,000	188,366
Shanghai Oriental Pearl Group Co. Ltd. (Class A Stock)	27,170	39,830
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	381,005
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	64,350	99,376
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	48,900	47,289
Shenwan Hongyuan Group Co. Ltd. (Class A Stock)	89,860	58,805
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	21,300	85,802
Shimao Property Holdings Ltd.	42,000	104,772
SINA Corp.*	2,000	138,960
Sino-Ocean Group Holding Ltd.	161,500	71,329
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	370,000	226,123
Sinopharm Group Co. Ltd. (Class H Stock)	133,200	651,760
Sohu.com Ltd., ADR*	1,600	31,808
Suning.com Co. Ltd. (Class A Stock)	22,000	43,127
Tasly Pharmaceutical Group Co. Ltd. (Class A Stock)	15,820	52,596
Tencent Holdings Ltd.	33,100	1,364,867
Tianqi Lithium Corp. (Class A Stock)	12,075	66,781
Tingyi Cayman Islands Holding Corp.	138,000	253,901
Tonghua Dongbao Pharmaceutical Co. Ltd. (Class A Stock)	13,800	36,346
Tsinghua Tongfang Co. Ltd. (Class A Stock)	32,900	46,586
Tsingtao Brewery Co. Ltd. (Class H Stock)	54,000	253,520
Wanhua Chemical Group Co. Ltd. (Class A Stock)	21,780	134,017
Want Want China Holdings Ltd.	753,400	633,623
Weichai Power Co. Ltd. (Class H Stock)	208,000	258,567
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	26,100	88,134
Wintime Energy Co. Ltd. (Class A Stock)*^	109,800	13,533
Wuliangye Yibin Co. Ltd. (Class A Stock)	8,700	85,970
Yangzijiang Shipbuilding Holdings Ltd.	330,000	299,072
Yonghui Superstores Co. Ltd. (Class A Stock)	94,800	112,212
Youngor Group Co. Ltd. (Class A Stock)	43,120	46,434
Yunnan Baiyao Group Co. Ltd. (Class A Stock)^	7,500	76,599
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	142,323
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	123,082
Zhongsheng Group Holdings Ltd.	134,000	325,407
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	576,240
ZTE Corp. (Class H Stock)*	77,929	143,027

		45,594,417

	Shares	Value
COMMON STOCKS (Continued)
Colombia — 1.4%
Almacenes Exito SA	75,552	$371,793
Bancolombia SA	29,008	312,325
Bancolombia SA, ADR	13,200	550,704
Celsia SA ESP	124,720	182,694
Cementos Argos SA	63,127	164,060
CEMEX Latam Holdings SA*	30,558	55,695
Corp Financiera Colombiana SA*	12,268	91,095
Ecopetrol SA, ADR(a)	61,000	1,642,730
Empresa de Telecomunicaciones de Bogota*	321,215	35,344
Grupo Argos SA	54,106	297,667
Grupo de Inversiones Suramericana SA	25,000	293,304
Grupo Energia Bogota SA ESP	344,800	233,335
Grupo Nutresa SA	85,096	695,060
Interconexion Electrica SA ESP	145,230	655,858
Odinsa SA^	25,472	87,884

		5,669,548
Croatia — 0.6%
Atlantic Grupa dd	1,548	256,283
Atlantska Plovidba dd*	1,177	66,586
Ericsson Nikola Tesla dd	1,376	224,502
Hrvatski Telekom dd	26,954	643,798
Koncar-Elektroindustrija dd	1,343	138,492
Ledo dd*^	122	3,821
Podravka Prehrambena Ind dd	7,310	398,467
Valamar Riviera dd	99,700	587,714
Zagrebacka Banka dd	32,083	290,623

		2,610,286
Czech Republic — 0.7%
CEZ A/S	47,500	1,211,301
Komercni banka A/S	30,400	1,247,874
O2 Czech Republic A/S	25,156	294,347
Philip Morris CR A/S	490	330,164

		3,083,686
Estonia — 0.4%
AS Merko Ehitus	9,442	107,584
AS Tallinna Vesi (Class A Stock)	33,851	400,923
Tallink Grupp A/S	485,209	548,160
Tallinna Kaubamaja Grupp A/S	68,345	714,680

		1,771,347
Ghana — 0.5%
CAL Bank Ltd.*	1,302,943	311,435
Ghana Commercial Bank Ltd.	1,190,800	1,304,009
Standard Chartered Bank Ghana Ltd.*	91,000	485,504

		2,100,948
Greece — 1.4%
Aegean Airlines SA	12,691	111,592
Aegean Marine Petroleum Network, Inc.(a)	10,200	14,586
Alpha Bank AE*	204,584	295,036
Athens Water Supply & Sewage Co. SA	16,362	103,304
Diana Shipping, Inc.*(a)	37,300	153,676
Ellaktor SA*	48,048	79,450
Eurobank Ergasias SA*	270,749	204,340
FF Group*	6,443	14,626

A1030

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Greece (cont’d.)
GEK Terna Holding Real Estate Construction SA*	18,366	$107,675
Grivalia Properties REIC AE, REIT	31,258	289,555
Hellenic Exchanges - Athens Stock Exchange SA	18,468	93,567
Hellenic Petroleum SA	21,408	186,403
Hellenic Telecommunications Organization SA	77,708	950,269
Holding Co. ADMIE IPTO SA	68,438	130,697
JUMBO SA	21,510	319,558
LAMDA Development SA*	9,486	70,712
Motor Oil Hellas Corinth Refineries SA	21,444	560,148
Mytilineos Holdings SA	36,112	358,652
National Bank of Greece SA*	99,911	202,908
Navios Maritime Holdings, Inc.*	46,400	32,884
OPAP SA	54,171	567,118
Piraeus Bank SA*	35,438	77,141
Public Power Corp. SA*	49,159	80,264
Terna Energy SA	20,588	151,907
Titan Cement Co. SA	23,876	590,620
Tsakos Energy Navigation Ltd.(a)	22,400	75,936

		5,822,624
Hong Kong — 0.6%
China Gas Holdings Ltd.	190,400	539,126
Fullshare Holdings Ltd.*(a)	412,500	199,240
Kingboard Holdings Ltd.	13,000	42,384
Lee & Man Paper Manufacturing Ltd.	287,000	266,039
Nine Dragons Paper Holdings Ltd.	107,000	115,835
Sino Biopharmaceutical Ltd.	677,000	632,214
WH Group Ltd., 144A	712,000	500,811

		2,295,649
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	153,569	220,737
MOL Hungarian Oil & Gas PLC	84,950	914,640
OTP Bank Nyrt	24,300	901,157
Richter Gedeon Nyrt	47,999	898,440

		2,934,974
India — 5.5%
ACC Ltd.	6,400	137,000
Adani Ports & Special Economic Zone Ltd.	44,089	199,804
Adani Power Ltd.*	177,209	57,993
Ambuja Cements Ltd.	73,500	226,378
Apollo Hospitals Enterprise Ltd.	7,700	110,581
Ashok Leyland Ltd.	173,423	285,175
Asian Paints Ltd.	24,250	432,345
Aurobindo Pharma Ltd.	27,300	280,394
Axis Bank Ltd.*	38,943	329,797
Bajaj Auto Ltd.	3,960	146,860
Bharat Heavy Electricals Ltd.	159,180	150,318
Bharat Petroleum Corp. Ltd.	35,000	180,215
Bharti Airtel Ltd.	178,436	834,455
Bharti Infratel Ltd.	94,195	341,370
Bosch Ltd.	663	182,600
CG Power and Industrial Solutions Ltd.*	59,700	36,805
Cipla Ltd.	29,550	267,066
Coal India Ltd.	76,370	280,309

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Colgate-Palmolive India Ltd.	12,900	$192,675
Container Corp. Of India Ltd.	32,494	281,017
Crompton Greaves Consumer Electricals Ltd.	59,700	184,765
Dabur India Ltd.	43,900	258,454
Divi’s Laboratories Ltd.	9,319	168,290
DLF Ltd.	68,573	153,701
Dr. Reddy’s Laboratories Ltd.	7,725	269,978
Eicher Motors Ltd.	1,045	349,258
GAIL India Ltd.	55,930	293,137
Glenmark Pharmaceuticals Ltd.	18,324	159,612
Godrej Consumer Products Ltd.	18,150	192,800
Havells India Ltd.	41,500	340,069
HCL Technologies Ltd.	15,740	236,582
HDFC Bank Ltd.	14,848	411,201
Hero MotoCorp Ltd.	4,595	185,773
Hindalco Industries Ltd.	83,000	262,831
Hindustan Unilever Ltd.	30,490	677,134
Housing Development Finance Corp. Ltd.	20,270	491,301
ICICI Bank Ltd., ADR	40,150	340,874
IDFC Ltd.	104,784	57,381
IFCI Ltd.*	182,664	30,010
Indiabulls Real Estate Ltd.*	41,027	49,587
Indian Oil Corp. Ltd.	73,996	156,200
IndusInd Bank Ltd.	8,505	198,273
Infosys Ltd.	35,200	354,975
Infosys Ltd., ADR(a)	70,040	712,307
ITC Ltd.	146,375	600,278
Jindal Steel & Power Ltd.*	54,935	148,426
JSW Energy Ltd.*	94,200	79,621
JSW Steel Ltd.	67,000	352,501
Kotak Mahindra Bank Ltd.	10,084	158,657
Larsen & Toubro Ltd., GDR	29,089	507,894
LIC Housing Finance Ltd.	17,455	100,342
Lupin Ltd.	15,969	198,601
Mahindra & Mahindra Ltd., GDR	29,832	349,034
Marico Ltd.	33,828	155,466
Maruti Suzuki India Ltd.	4,594	465,299
Nestle India Ltd.	1,100	147,531
NHPC Ltd.	226,173	70,580
NTPC Ltd.	209,372	482,077
Oil & Natural Gas Corp. Ltd.	105,459	258,359
Oil India Ltd.	26,164	79,460
Power Grid Corp. of India Ltd.	242,708	630,431
Rajesh Exports Ltd.	8,600	80,144
Reliance Communications Ltd.*	281,047	46,012
Reliance Industries Ltd.	40,698	705,957
Reliance Industries Ltd., GDR, 144A	31,182	1,071,102
Reliance Infrastructure Ltd.	30,200	124,832
Reliance Power Ltd.*	163,449	58,827
Siemens Ltd.	10,900	142,131
State Bank of India*	21,736	79,677
State Bank of India, GDR*	4,133	152,714
Steel Authority of India Ltd.*	29,090	27,377
Sun Pharmaceutical Industries Ltd.	75,774	651,449
Tata Communications Ltd.	10,702	73,818
Tata Consultancy Services Ltd.	35,552	1,072,410
Tata Motors Ltd., ADR*	9,690	148,838
Tata Power Co. Ltd. (The)	193,885	175,832

A1031

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Tata Steel Ltd.	17,882	$143,244
Tech Mahindra Ltd.	21,808	224,680
Titan Co. Ltd.	19,075	211,990
UltraTech Cement Ltd.	6,137	343,238
United Spirits Ltd.*	32,130	228,082
UPL Ltd.	26,252	240,513
Vedanta Ltd.	80,962	256,937
Vodafone Idea Ltd.*	260,234	138,755
Wipro Ltd.	44,268	198,061
WNS Holdings Ltd., ADR*	1,400	71,050
Zee Entertainment Enterprises Ltd.	35,088	212,478

		23,152,355
Indonesia — 3.0%
Adaro Energy Tbk PT	5,119,500	629,339
Adhi Karya Persero Tbk PT	739,600	69,152
AKR Corporindo Tbk PT	523,500	129,245
Astra Agro Lestari Tbk PT	44,000	36,652
Astra International Tbk PT	1,740,900	859,898
Bank Central Asia Tbk PT	465,300	754,730
Bank CIMB Niaga Tbk PT	22,004	1,373
Bank Danamon Indonesia Tbk PT	301,900	146,097
Bank Mandiri Persero Tbk PT	888,600	401,304
Bank Negara Indonesia Persero Tbk PT	227,400	112,933
Bank Rakyat Indonesia Persero Tbk PT	2,236,000	473,826
Berlian Laju Tanker Tbk PT*^	6,511,500	—
Bukit ASAm Tbk PT	1,591,000	461,960
Bumi Serpong Damai Tbk PT*	2,060,100	159,997
Charoen Pokphand Indonesia Tbk PT	573,700	195,498
Ciputra Development Tbk PT	1,900,600	111,671
Energi Mega Persada Tbk PT*	2,976,188	26,253
Gudang Garam Tbk PT	54,900	273,086
Hanson International Tbk PT*	17,067,900	149,164
Indo Tambangraya Megah Tbk PT	145,000	251,617
Indocement Tunggal Prakarsa Tbk PT	331,500	411,119
Indofood CBP Sukses Makmur Tbk PT	361,600	214,320
Indofood Sukses Makmur Tbk PT	560,700	222,368
Indosat Tbk PT	180,700	37,093
Jasa Marga Persero Tbk PT	731,000	219,439
Kalbe Farma Tbk PT	8,458,000	784,174
Lippo Karawaci Tbk PT	1,854,500	42,766
Matahari Department Store Tbk PT	239,000	111,047
Mitra Keluarga Karyasehat Tbk PT*	1,121,000	131,346
Pakuwon Jati Tbk PT	3,625,100	125,333
Perusahaan Gas Negara Persero Tbk	7,239,900	1,095,621
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	53,880
PP Persero Tbk PT	988,592	101,308
PP Properti Tbk PT	5,386,100	40,217
Puradelta Lestari Tbk PT	5,083,700	44,846
Semen Indonesia Persero Tbk PT	739,800	493,426
Sentul City Tbk PT*	5,826,100	43,515
Sigmagold Inti Perkasa Tbk PT*^	3,222,800	5,407
Siloam International Hospitals Tbk PT*	135,800	26,654
Summarecon Agung Tbk PT	1,637,600	72,195
Surya Citra Media Tbk PT	503,100	63,285
Telekomunikasi Indonesia Persero Tbk PT	4,496,900	1,097,319
Tower Bersama Infrastructure Tbk PT	271,100	102,369
Unilever Indonesia Tbk PT	115,800	365,191

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
United Tractors Tbk PT	364,300	$806,526
Vale Indonesia Tbk PT*	1,106,500	275,096
Waskita Karya Persero Tbk PT	1,540,000	176,071
Wijaya Karya Persero Tbk PT	1,279,400	117,525
XL Axiata Tbk PT*	249,800	46,395

		12,569,646
Jordan — 0.7%
Al-Eqbal Investment Co. PLC*	25,924	498,323
Arab Bank PLC	168,120	1,491,150
Arab Potash (The)	12,000	286,963
Bank of Jordan	33,053	103,701
Cairo Amman Bank	34,000	69,975
Capital Bank of Jordan	51,133	63,464
Jordan Ahli Bank	75,647	121,466
Jordan Islamic Bank	18,777	85,448
Jordan Petroleum Refinery Co.	52,349	182,963
Jordan Telecommunications Co. PSC	15,279	35,756
Jordanian Electric Power Co.	62,297	111,523

		3,050,732
Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC, GDR	80,411	856,377
KAZ Minerals PLC	108,098	773,266
KCell JSC, GDR	93,361	415,329
Nostrum Oil & Gas PLC*	183,921	582,156

		2,627,128
Kenya — 0.6%
Bamburi Cement Co. Ltd.	87,300	130,105
Barclays Bank of Kenya Ltd.	857,300	90,377
British American Tobacco Kenya Ltd.	24,700	141,813
Co-operative Bank of Kenya Ltd. (The)	552,500	83,208
Diamond Trust Bank Kenya Ltd.	63,910	109,844
East African Breweries Ltd.	227,100	417,268
Equity Group Holdings Ltd.	1,003,900	398,438
KCB Group Ltd.	846,500	335,673
KenolKobil Ltd. Group	760,000	120,396
Kenya Power & Lighting Ltd.	1,059,105	49,072
Nation Media Group PLC	102,900	70,798
Safaricom PLC	2,734,400	664,923
Standard Chartered Bank Kenya Ltd.	44,331	84,002

		2,695,917
Kuwait — 1.4%
Agility Public Warehousing Co. KSC	212,517	589,459
Al Ahli Bank of Kuwait KSCP	112,009	108,749
Al Mazaya Holding Co. KSCP	299,818	77,437
ALAFCO Aviation Lease & Finance Co. KSCP	52,991	56,782
Boubyan Bank KSCP	88,001	162,679
Boubyan Petrochemicals Co. KSCP	151,100	513,777
Burgan Bank SAK	73,893	60,885
Commercial Bank of Kuwait KPSC	79,856	134,640
Gulf Bank KSCP	142,227	119,743
Gulf Cable & Electrical Industries Co. KSCP	36,100	45,972
Humansoft Holding Co. KSC	22,003	235,485
Kuwait Cement Co. KSC	91,882	112,574
Kuwait Finance House KSCP	259,728	512,372

A1032

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Kuwait (cont’d.)
Kuwait International Bank KSCP	108,105	$85,218
Kuwait Portland Cement Co. KSC	23,371	80,146
Kuwait Projects Co. Holding KSCP	67,258	46,958
Kuwait Real Estate Co. KSC*	781,914	121,230
Mabanee Co. SAK	184,284	385,409
Mezzan Holding Co. KSCC	46,400	103,262
Mobile Telecommunications Co. KSC	517,435	817,293
National Bank of Kuwait SAKP	288,073	785,991
National Gulf Holding^	35,917	—
National Industries Group Holding SAK	269,467	143,956
National Real Estate Co. KPSC*	418,937	141,880
Qurain Petrochemical Industries Co. KSC	243,500	276,633
VIVA Kuwait Telecom Co.	51,793	122,430

		5,840,960
Latvia — 0.1%
Grindeks A/S	52,160	407,719
Lebanon — 0.0%
Solidere, GDR*	27,034	159,771
Lithuania — 0.4%
Apranga PVA	78,286	196,320
Klaipedos Nafta AB	513,391	280,219
Pieno Zvaigzdes*	111,220	139,416
Rokiskio Suris	145,010	435,106
Siauliu Bankas AB	976,182	566,123

		1,617,184
Malaysia — 3.0%
AirAsia Group Bhd	151,000	115,669
Alliance Bank Malaysia Bhd	57,400	57,907
AMMB Holdings Bhd	77,300	77,091
Astro Malaysia Holdings Bhd	242,100	86,042
Axiata Group Bhd	305,925	336,151
Berjaya Corp. Bhd*	831,931	58,300
Berjaya Sports Toto Bhd	143,387	82,119
Boustead Holdings Bhd	106,904	49,289
British American Tobacco Malaysia Bhd	13,000	99,703
Bumi Armada Bhd*	1,242,550	159,127
CIMB Group Holdings Bhd	140,500	203,910
Dialog Axiata PLC	1,841,634	129,674
Dialog Group Bhd	186,120	156,995
DiGi.Com Bhd	295,100	343,593
FGV Holdings Bhd	303,600	113,808
Gamuda Bhd	143,200	116,443
Genting Bhd	206,400	389,703
Genting Malaysia Bhd	297,700	359,167
Genting Plantations Bhd	38,100	87,321
Globetronics Technology Bhd	366,333	221,527
Hartalega Holdings Bhd	175,100	280,304
Hong Leong Bank Bhd	20,000	99,229
Hong Leong Financial Group Bhd	23,500	109,324
IHH Healthcare Bhd	445,900	560,916
IJM Corp. Bhd	186,080	80,957
Inari Amertron Bhd	619,500	341,247
IOI Corp. Bhd	148,846	163,224
IOI Properties Group Bhd	253,772	102,304
KNM Group Bhd*	1,468,200	54,945
Kossan Rubber Industries	175,000	181,289
Kuala Lumpur Kepong Bhd	47,400	285,451

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Lafarge Malaysia Bhd*	110,500	$73,060
Magnum Bhd	177,450	82,349
Malayan Banking Bhd	145,650	344,366
Malaysia Airports Holdings Bhd	32,100	69,088
Maxis Bhd	186,200	262,562
MISC Bhd	68,900	100,683
MMC Corp. Bhd	92,800	30,695
My EG Services Bhd	693,250	293,631
Petronas Chemicals Group Bhd	339,900	768,923
Petronas Dagangan Bhd	82,700	524,607
Petronas Gas Bhd	53,600	244,678
PPB Group Bhd	56,040	227,131
Press Metal Aluminium Holdings Bhd	540,040	634,356
Public Bank Bhd	77,837	470,354
QL Resources Bhd	108,550	179,233
RHB Bank Bhd	79,687	103,900
Sapura Energy Bhd*	1,041,605	103,365
Sime Darby Bhd	152,000	95,813
Sime Darby Plantation Bhd	152,000	194,303
Sime Darby Property Bhd	152,000	43,312
SP Setia Bhd Group	86,400	56,229
Telekom Malaysia Bhd	187,500	145,962
Tenaga Nasional Bhd	227,800	850,632
Top Glove Corp. Bhd	95,300	245,607
UMW Holdings Bhd	54,200	65,617
Unisem M Bhd	292,900	219,216
VS Industry Bhd	459,375	191,990
WCT Holdings Bhd	212,195	45,670
YTL Corp. Bhd	446,598	134,681
YTL Power International Bhd	331,806	86,548

		12,391,290
Mauritius — 0.7%
Alteo Ltd.	131,407	94,191
CIEL Ltd.	727,049	144,710
CIM Financial Services Ltd.	288,435	81,232
ENL Land Ltd.	205,956	311,584
MCB Group Ltd.	134,692	1,081,995
New Mauritius Hotels Ltd.	320,283	207,209
Omnicane Ltd.*	75,913	96,000
Phoenix Beverages Ltd.	17,194	298,317
Rogers & Co. Ltd.	377,735	418,467
SBM Holdings Ltd.	1,766,387	333,930

		3,067,635
Mexico — 6.0%
Alfa SAB de CV (Class A Stock)(a)	640,000	822,828
Alsea SAB de CV	101,500	344,733
America Movil SAB de CV (Class L Stock), ADR	213,900	3,435,234
Arca Continental SAB de CV	55,399	357,545
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Class B Stock)	71,800	112,262
Bolsa Mexicana de Valores SAB de CV	244,200	499,648
Cemex SAB de CV, ADR*	141,489	996,082
Cemex SAB de CV, UTS*	184,713	129,992
Coca-Cola Femsa SAB de CV (Class L Stock)	46,800	286,167

A1033

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Concentradora Fibra Danhos SA de CV, REIT	53,500	$86,765
Corp Inmobiliaria Vesta SAB de CV	81,700	125,602
El Puerto de Liverpool SAB de CV (Class C1 Stock)	42,760	321,283
Empresas ICA SAB de CV*^(a)	265,500	1
Fibra Uno Administracion SA de CV, REIT	731,300	967,173
Fomento Economico Mexicano SAB de CV, ADR	16,340	1,617,170
Fomento Economico Mexicano SAB de CV, UTS	41,200	407,597
Genomma Lab Internacional SAB de CV (Class B Stock)*	351,700	306,896
Gentera SAB de CV	323,300	327,032
Gruma SAB de CV (Class B Stock)	4,460	56,700
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	1,028,470
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	10,965	224,058
Grupo Bimbo SAB de CV (Class A Stock)	112,700	239,805
Grupo Carso SAB de CV (Class A1 Stock)	184,100	612,880
Grupo Elektra SAB de CV(a)	5,714	259,539
Grupo Financiero Banorte SAB de CV (Class O Stock)	302,000	2,184,715
Grupo Financiero Inbursa SAB de CV (Class O Stock)	323,000	507,783
Grupo Mexico SAB de CV (Class B Stock)	459,493	1,322,448
Grupo Televisa SAB, ADR	79,600	1,412,104
Grupo Televisa SAB, UTS	154,900	550,436
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(a)	414,000	686,903
Industrias CH SAB de CV (Class B Stock)*	52,900	217,661
Industrias Penoles SAB de CV	28,600	492,087
Infraestructura Energetica Nova SAB de CV	91,100	452,725
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	116,300	206,325
Macquarie Mexico Real Estate Management SA de CV, REIT*	157,000	188,175
Mexichem SAB de CV	221,173	757,218
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	65,983
Nemak SAB de CV, 144A	421,000	317,201
PLA Administradora Industrial S de RL de CV, REIT*	122,200	187,668
Promotora y Operadora de Infraestructura SAB de CV	14,355	152,793
Telesites SAB de CV*(a)	414,054	323,473
TV Azteca SAB de CV, UTS	444,600	54,167
Wal-Mart de Mexico SAB de CV	474,400	1,439,120

		25,084,447
Monaco — 0.1%
Costamare, Inc.	18,300	118,767
GasLog Ltd.(a)	14,400	284,400

		403,167
Morocco — 0.7%
Attijariwafa Bank	10,440	498,493
Banque Centrale Populaire	10,271	303,734
BMCE Bank	8,837	178,121

	Shares	Value
COMMON STOCKS (Continued)
Morocco (cont’d.)
Ciments du Maroc	1,058	$173,925
Cosumar	16,970	305,799
Douja Promotion Groupe Addoha SA	71,665	111,615
Label Vie.	481	99,631
LafargeHolcim Maroc SA	2,050	353,436
Lesieur Cristal	6,955	109,099
Maroc Telecom	33,241	502,830
Societe d’Exploitation des Ports	12,593	225,827
TOTAL Maroc SA	626	73,784

		2,936,294
Netherlands — 0.1%
VEON Ltd., ADR(a)	79,920	231,768
Nigeria — 0.7%
Access Bank PLC	3,681,422	82,333
Afriland Properties PLC, REIT*^	383,641	—
Dangote Cement PLC	736,175	414,034
Dangote Sugar Refinery PLC	2,132,820	83,261
FBN Holdings PLC	5,173,790	126,123
Forte Oil PLC*	1,273,684	70,047
Guaranty Trust Bank PLC	5,048,587	505,151
Guinness Nigeria PLC	250,017	55,064
Lafarge Africa PLC	975,992	59,544
Nestle Nigeria PLC	85,051	327,095
Nigerian Breweries PLC	995,086	250,044
SEPLAT Petroleum Development Co. PLC, 144A(a)	151,089	273,491
Stanbic IBTC Holdings PLC	701,489	88,508
United Bank for Africa PLC	6,057,392	139,555
Zenith Bank PLC	4,289,811	253,201

		2,727,451
Oman — 0.8%
Al Anwar Ceramic Tiles Co.	80,050	18,705
Al Batinah Power Co. SAOG	264,819	79,824
Al Suwadi Power	268,549	81,592
Bank Dhofar SAOG	445,062	187,984
Bank Muscat SAOG	585,316	648,891
Bank Nizwa SAOG*	651,459	147,373
Bank Sohar SAOG	470,530	156,378
HSBC Bank Oman SAOG	273,053	82,955
National Bank of Oman SAOG	358,453	169,479
Oman Cables Industry	18,048	46,703
Oman Cement Co. SAOG	122,465	109,431
Oman Flour Mills Co. SAOG	64,478	124,053
Oman Telecommunications Co. SAOG	236,145	527,267
Ominvest	95,500	89,465
Ooredoo	195,265	273,903
Phoenix Power Co. SAOC	263,153	77,845
Raysut Cement Co. SAOG	90,232	98,438
Renaissance Services SAOG*	227,760	242,120
Sembcorp Salalah Power & Water Co.	267,051	147,092

		3,309,498
Pakistan — 1.4%
Bank Alfalah Ltd.	343,750	137,343
D.G. Khan Cement Co. Ltd.	82,200	67,889
Engro Corp. Ltd.	118,598	297,807
Engro Fertilizers Ltd.	288,000	175,127

A1034

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pakistan (cont’d.)
Engro Foods Ltd.	81,400	$55,578
Fauji Fertilizer Bin Qasim Ltd.	190,000	56,943
Fauji Fertilizer Co. Ltd.	293,587	230,893
Ferozsons Laboratories Ltd.	9,100	12,405
GlaxoSmithKline Consumer Healthcare Pakistan Ltd.	10,500	29,993
GlaxoSmithKline Pakistan Ltd.	78,300	93,279
Habib Bank Ltd.	267,400	325,964
Hascol Petroleum Ltd.	48,200	105,727
Honda Atlas Cars Pakistan Ltd.	21,900	44,992
Hub Power Co. Ltd. (The)	512,755	361,273
Indus Motor Co. Ltd.	11,280	127,251
International Steels Ltd.	87,000	63,794
K-Electric Ltd.*	2,378,500	102,703
Kot Addu Power Co. Ltd.	250,500	114,192
Lucky Cement Ltd.	64,550	266,997
Maple Leaf Cement Factory Ltd.	97,875	37,171
Mari Petroleum Co. Ltd.	9,700	121,601
MCB Bank Ltd.	200,947	325,891
Millat Tractors Ltd.	17,620	144,067
National Refinery Ltd.	15,400	43,403
Nishat Mills Ltd.	212,575	240,917
Oil & Gas Development Co. Ltd.	194,200	239,493
Packages Ltd.	14,500	52,237
Pak Elektron Ltd.	192,800	47,768
PAK Suzuki Motor Co. Ltd.	51,600	128,799
Pakistan Oilfields Ltd.	57,720	255,613
Pakistan Petroleum Ltd.	158,189	272,087
Pakistan State Oil Co. Ltd.	81,047	208,320
Pakistan Telecommunication Co. Ltd.	389,800	31,443
Searle Co. Ltd. (The)	67,874	172,764
SUI Northern Gas Pipeline	348,700	250,906
SUI Southern Gas Co. Ltd.*	505,500	112,952
TRG Pakistan*	816,500	182,344
United Bank Ltd.	194,900	241,694

		5,779,620
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	17,789	372,146
Copa Holdings SA (Class A Stock)	10,806	862,751

		1,234,897
Peru — 1.4%
Alicorp SAA	88,150	281,463
Cia de Minas Buenaventura SAA, ADR	45,600	611,496
Credicorp Ltd.	12,450	2,777,346
Enel Generacion Peru SAA	146,381	93,036
Ferreycorp SAA	435,810	309,964
Grana y Montero SAA*	245,062	135,729
Intercorp Financial Services, Inc.	3,250	130,000
Southern Copper Corp.(a)	32,250	1,391,265
Volcan Cia Minera SAA (Class B Stock)	608,590	141,828

		5,872,127
Philippines — 2.7%
Aboitiz Equity Ventures, Inc.	205,520	186,376
Aboitiz Power Corp.	555,300	344,238
Alliance Global Group, Inc.*	435,100	100,547

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Ayala Corp.	27,310	$467,748
Ayala Land, Inc.	467,700	346,721
Bank of the Philippine Islands	197,116	303,732
BDO Unibank, Inc.	188,179	417,298
Bloomberry Resorts Corp.	775,900	126,165
CEMEX Holdings Philippines, Inc., 144A*	2,125,000	93,770
Century Pacific Food, Inc.	246,200	64,675
Cirtek Holdings Philippines Corp.	96,000	59,451
Cosco Capital, Inc.	795,000	85,444
D&L Industries, Inc.	1,242,800	227,244
DMCI Holdings, Inc.	456,000	96,147
Eagle Cement Corp.	347,200	99,384
Emperador, Inc.	748,300	97,555
Energy Development Corp.*	1,885,100	246,975
Filinvest Land, Inc.	2,488,000	66,027
First Gen Corp.	502,000	155,749
Global Ferronickel Holdings, Inc.*	1,567,000	53,987
Globe Telecom, Inc.	10,395	423,892
Integrated Micro-Electronics, Inc.	191,400	43,391
International Container Terminal Services, Inc.	92,600	160,967
JG Summit Holdings, Inc.	257,890	257,470
Jollibee Foods Corp.	142,180	676,699
LT Group, Inc.	447,000	119,231
Manila Electric Co.	85,600	538,327
Megaworld Corp.	1,239,000	101,040
Melco Resorts And Entertainment Philippines Corp.*	1,466,000	191,654
Metro Pacific Investments Corp.	1,182,600	104,227
Metropolitan Bank & Trust Co.	197,149	244,488
Nickel Asia Corp.	638,100	51,825
Petron Corp.	561,500	90,405
Philex Mining Corp.	1,064,100	65,808
Pilipinas Shell Petroleum Corp.	140,570	137,528
PLDT, Inc.	28,635	717,641
Puregold Price Club, Inc.	400,100	333,267
Robinsons Land Corp.	372,028	140,075
Robinsons Retail Holdings, Inc.	180,480	266,337
San Miguel Corp.	46,970	147,404
Security Bank Corp.	32,050	91,315
Semirara Mining & Power Corp.	544,800	269,800
SM Investments Corp.	47,868	800,988
SM Prime Holdings, Inc.	1,250,450	836,570
Travellers International Hotel Group, Inc.*	1,972,000	189,839
Universal Robina Corp.	232,820	622,387

		11,261,808
Poland — 3.1%
Alior Bank SA*	16,767	286,422
AmRest Holdings SE*	2,428	295,700
Asseco Poland SA	28,214	364,829
Bank Handlowy w Warszawie SA	6,200	129,701
Bank Millennium SA*	79,551	198,852
Bank Polska Kasa Opieki SA	16,859	485,378
Boryszew SA*	58,224	79,612
Budimex SA	5,800	163,231
CCC SA	6,631	394,906
CD Projekt SA*	31,056	1,578,739
Ciech SA	8,108	104,100

A1035

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Cyfrowy Polsat SA*	53,621	$322,533
Dino Polska SA, 144A*	4,400	118,800
Enea SA*	89,414	194,047
Energa SA*	89,698	190,215
Eurocash SA	37,807	185,769
Getin Noble Bank SA*	151,309	23,387
Globe Trade Centre SA	47,623	106,711
Grupa Azoty SA	7,579	65,006
Grupa Lotos SA	17,944	364,879
ING Bank Slaski SA	3,528	174,272
Jastrzebska Spolka Weglowa SA*	9,421	168,930
KGHM Polska Miedz SA*	22,879	552,033
KRUK SA	2,636	143,678
LPP SA	266	621,052
mBank SA	1,654	200,120
Netia SA*	67,458	82,164
Orange Polska SA*	295,200	354,729
PGE Polska Grupa Energetyczna SA*	295,649	763,503
PKP Cargo SA*	12,263	159,062
Polski Koncern Naftowy ORLEN SA	41,826	1,142,863
Polskie Gornictwo Naftowe i Gazownictwo SA*	269,491	472,174
Powszechna Kasa Oszczednosci Bank Polski SA	91,359	1,060,065
Powszechny Zaklad Ubezpieczen SA	60,753	653,285
Santander Bank Polska SA	3,481	353,548
Tauron Polska Energia SA*	408,509	196,424

		12,750,719

Qatar — 1.4%
Aamal Co.	37,602	97,107
Al Meera Consumer Goods Co. QSC	1,497	61,927
Barwa Real Estate Co.	29,602	287,921
Commercial Bank PQSC (The)	24,020	266,176
Doha Bank QPSC	18,447	106,457
Gulf International Services QSC*	15,142	76,905
Industries Qatar QSC	19,508	668,366
Masraf Al Rayan QSC	38,099	391,739
Medicare Group	2,928	52,815
Ooredoo QPSC	33,664	637,903
Qatar Electricity & Water Co. QSC	8,266	435,036
Qatar Gas Transport Co. Ltd.	81,085	381,594
Qatar Insurance Co. SAQ	19,613	205,234
Qatar International Islamic Bank QSC	4,352	67,997
Qatar Islamic Bank SAQ	5,656	217,426
Qatar National Bank QPSC	24,072	1,170,900
Qatar National Cement Co. QSC	4,462	68,490
Qatar Navigation QSC	8,289	148,850
United Development Co. QSC	60,500	231,065
Vodafone Qatar QSC*	99,187	233,323

		5,807,231

Romania — 0.7%
Banca Transilvania SA	1,505,902	871,794
BRD-Groupe Societe Generale SA	140,927	476,944
OMV Petrom SA	6,267,895	567,473
Societatea Energetica Electrica SA	151,625	399,191
Societatea Nationala de Gaze Naturale ROMGAZ SA	41,067	346,250

	Shares	Value
COMMON STOCKS (Continued)
Romania (cont’d.)
Transelectrica SA	34,326	$201,550
Transgaz SA Medias	1,481	130,384

		2,993,586

Russia — 6.1%
Aeroflot PJSC	215,600	351,412
Alrosa PJSC	378,900	616,538
Evraz PLC	39,700	292,522
Federal Grid Co. Unified Energy System PJSC	72,141,400	182,446
Gazprom Neft PJSC, ADR	7,100	202,350
Gazprom PJSC, ADR	524,459	2,622,295
Inter RAO UES PJSC	8,196,048	509,538
Lenta Ltd., GDR*	44,238	156,606
LSR Group PJSC, GDR	58,500	114,894
LUKOIL PJSC, ADR	37,992	2,913,986
Magnit PJSC	11,925	695,160
Mail.Ru Group Ltd., GDR*	31,600	853,832
MegaFon PJSC, GDR*	31,826	272,431
MMC Norilsk Nickel PJSC, ADR	102,834	1,779,028
Mobile TeleSystems PJSC	298,303	1,245,222
Moscow Exchange MICEX-RTS PJSC	154,900	230,162
Mosenergo PJSC	4,030,000	126,746
Novatek PJSC	55,740	990,505
Novolipetsk Steel PJSC, GDR	13,000	350,349
PhosAgro PJSC, GDR	16,581	225,170
PIK Group PJSC	81,700	434,425
Polymetal International PLC	31,735	254,202
QIWI PLC, ADR*	14,000	184,380
Rosneft Oil Co. PJSC, GDR	98,400	738,787
Rosseti PJSC	7,397,630	81,404
Rostelecom PJSC	266,673	283,289
RusHydro PJSC	27,727,964	264,555
Sberbank of Russia PJSC, ADR	240,832	3,053,750
Severstal PJSC, GDR	26,295	437,812
Sistema PJSFC	1,013,950	134,936
Surgutneftegas PJSC, ADR	76,706	317,563
Tatneft PJSC, ADR	21,687	1,659,056
VTB Bank PJSC	232,660,000	145,205
VTB Bank PJSC, GDR	128,400	171,928
X5 Retail Group NV, GDR	29,000	655,399
Yandex NV (Class A Stock)*	57,500	1,891,175

		25,439,058

Singapore — 0.0%
Grindrod Shipping Holdings Ltd.*	5,195	36,843
Silverlake Axis Ltd.	423,500	136,198

		173,041

Slovenia — 0.7%
Cinkarna Celje dd	1,155	326,155
Gorenje dd*	6,830	93,850
Krka dd Novo mesto	12,743	812,772
Luka Koper	9,841	342,619
Petrol dd Ljubljana	1,134	446,075
Pozavarovalnica Sava dd	13,890	267,862
Telekom Slovenije dd	4,151	329,632
Zavarovalnica Triglav dd	9,550	319,712

		2,938,677

A1036

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa — 5.3%
Absa Group Ltd.	15,262	$163,823
AECI Ltd.	13,700	101,635
African Rainbow Minerals Ltd.	17,200	156,022
Anglo American Platinum Ltd.	6,154	200,862
AngloGold Ashanti Ltd., ADR(a)	43,500	373,230
Aspen Pharmacare Holdings Ltd.	49,960	598,020
AVI Ltd.	45,600	343,697
Barloworld Ltd.	68,800	597,977
Bid Corp. Ltd.	44,379	925,059
Bidvest Group Ltd. (The)	65,979	863,302
Brait SE*	14,142	37,656
Clicks Group Ltd.	37,800	468,173
DataTec Ltd.	112,800	184,799
Discovery Ltd.	14,745	177,512
EOH Holdings Ltd.	26,200	70,179
Exxaro Resources Ltd.	24,500	252,052
FirstRand Ltd.	127,860	613,526
Fortress REIT Ltd. (Class B Stock)	18,847	20,235
Foschini Group Ltd. (The)	11,100	135,816
Gold Fields Ltd.	74,934	180,562
Grindrod Ltd.*	207,800	114,628
Growthpoint Properties Ltd., REIT	430,848	707,016
Harmony Gold Mining Co. Ltd.	69,708	114,135
Hyprop Investments Ltd., REIT	41,347	269,846
Impala Platinum Holdings Ltd.*	95,938	186,999
Investec Ltd.	15,300	107,492
Liberty Holdings Ltd.	12,500	99,426
Life Healthcare Group Holdings Ltd.	179,844	311,919
Massmart Holdings Ltd.	23,546	171,901
Mediclinic International PLC	58,567	329,104
MMI Holdings Ltd.*	59,241	72,685
Mr. Price Group Ltd.	7,400	119,500
MTN Group Ltd.	218,551	1,352,186
Murray & Roberts Holdings Ltd.	248,925	291,260
Nampak Ltd.*	75,700	81,774
Naspers Ltd. (Class N Stock)	12,238	2,632,628
Nedbank Group Ltd.	9,385	175,368
Netcare Ltd.	277,420	473,294
Northam Platinum Ltd.*	50,800	143,883
Novus Holdings Ltd.	4,232	1,228
Pick’n Pay Stores Ltd.	54,634	265,328
Pioneer Foods Group Ltd.	22,700	147,524
PPC Ltd.*	194,666	88,708
Rand Merchant Investment Holdings Ltd.	41,103	112,149
Redefine Properties Ltd., REIT	916,618	649,157
Remgro Ltd.	19,839	276,614
Resilient REIT Ltd., REIT	69,118	284,365
Reunert Ltd.	52,952	284,616
RMB Holdings Ltd.	24,619	137,622
Sanlam Ltd.	57,800	322,850
Sappi Ltd.	48,920	306,454
Sasol Ltd.	44,220	1,709,539
Shoprite Holdings Ltd.	56,366	764,068
Sibanye Gold Ltd.*	75,180	45,790
SPAR Group Ltd. (The)	25,400	330,754
Standard Bank Group Ltd.	46,358	573,089
Steinhoff International Holdings NV*	103,885	17,027
Telkom SA SOC Ltd.	55,943	204,484
Tiger Brands Ltd.	27,991	524,047

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Trencor Ltd.	42,028	$84,796
Truworths International Ltd.	11,075	65,241
Vodacom Group Ltd.	69,147	615,634
Wilson Bayly Holmes-Ovcon Ltd.	18,343	199,779
Woolworths Holdings Ltd.	23,760	83,300

		22,313,344

South Korea — 5.9%
Amorepacific Corp.	1,619	381,154
AMOREPACIFIC Group	1,583	133,271
BGF retail Co. Ltd.	677	125,191
BNK Financial Group, Inc.	9,467	73,336
Celltrion, Inc.*(a)	3,804	1,020,358
Chong Kun Dang Pharmaceutical Corp.	1,326	141,028
CJ CheilJedang Corp.	800	240,523
CJ Corp.	790	96,098
Coway Co. Ltd.	2,686	210,055
DB Insurance Co. Ltd.	1,230	80,646
Doosan Heavy Industries & Construction Co. Ltd.*	4,590	61,689
E-MART, Inc.	1,337	249,846
Green Cross Corp.	683	107,716
Green Cross Holdings Corp.	4,475	116,159
GS Engineering & Construction Corp.	4,058	191,491
GS Holdings Corp.	4,990	247,616
Hana Financial Group, Inc.	8,011	321,421
Hankook Tire Co. Ltd.	2,943	132,604
Hanmi Pharm Co. Ltd.	302	136,322
Hanmi Science Co. Ltd.	2,933	232,272
Hanssem Co. Ltd.	673	46,392
Hanwha Aerospace Co. Ltd.*	3,179	72,799
Hanwha Chemical Corp.	8,968	156,255
Hanwha Corp.	3,690	109,040
Hotel Shilla Co. Ltd.	1,650	161,665
Hugel, Inc.*	334	128,933
Hyosung Advanced Materials Corp.*	177	22,594
Hyosung Chemical Corp.*	126	17,481
Hyosung Corp.	546	23,636
Hyosung Heavy Industries Corp.*	369	19,780
Hyosung TNC Co. Ltd.*	171	28,769
Hyundai Department Store Co. Ltd.	730	65,377
Hyundai Engineering & Construction Co. Ltd.	3,134	191,178
Hyundai Glovis Co. Ltd.	960	112,380
Hyundai Heavy Industries Co. Ltd.*	1,195	144,875
Hyundai Heavy Industries Holdings Co. Ltd.*	254	92,561
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	98,975
Hyundai Mobis Co. Ltd.	2,400	492,495
Hyundai Motor Co.	6,082	709,114
Hyundai Steel Co.	3,550	181,030
Hyundai Wia Corp.	961	36,673
Industrial Bank of Korea	11,766	161,671
iNtRON Biotechnology, Inc.*	3,532	135,633
Kangwon Land, Inc.	3,858	99,806
KB Financial Group, Inc.	10,542	514,801
KCC Corp.	274	83,603
Kia Motors Corp.	10,110	319,495
Komipharm International Co. Ltd.*	6,455	151,922

A1037

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Korea Aerospace Industries Ltd.*	2,153	$68,191
Korea Electric Power Corp.	25,800	682,507
Korea Gas Corp.*	3,050	167,060
Korea Investment Holdings Co. Ltd.	1,595	109,248
Korea Real Estate Investment & Trust Co. Ltd.	25,746	64,731
Korea Zinc Co. Ltd.	502	197,085
Korean Air Lines Co. Ltd.	4,147	105,016
KT Corp.	13,418	364,737
KT&G Corp.	5,400	505,633
LG Chem Ltd.	1,788	589,104
LG Corp.	4,536	296,552
LG Display Co. Ltd.	3,794	65,354
LG Electronics, Inc.	3,943	252,554
LG Household & Health Care Ltd.	500	575,085
LG Uplus Corp.	21,400	353,197
Lotte Chemical Corp.	832	208,481
Lotte Corp.*	1,101	56,646
LOTTE Fine Chemical Co. Ltd.	1,838	85,982
Lotte Shopping Co. Ltd.	859	162,227
LS Corp.	2,520	155,579
Medy-Tox, Inc.	160	89,505
NAVER Corp.	337	217,598
NCSoft Corp.	385	153,592
NH Investment & Securities Co. Ltd.	4,153	53,511
OCI Co. Ltd.	1,200	119,057
Orion Corp.	1,645	156,498
Ottogi Corp.	254	170,992
POSCO	2,999	795,064
Posco Daewoo Corp.	6,180	116,927
Samsung Biologics Co. Ltd., 144A*	724	349,895
Samsung C&T Corp.	4,030	470,568
Samsung Card Co. Ltd.	2,600	86,118
Samsung Electro-Mechanics Co. Ltd.	650	81,614
Samsung Electronics Co. Ltd.	44,570	1,865,572
Samsung Engineering Co. Ltd.*	10,660	185,725
Samsung Fire & Marine Insurance Co. Ltd.	1,142	292,052
Samsung Heavy Industries Co. Ltd.*	8,890	64,794
Samsung Life Insurance Co. Ltd.	2,315	202,804
Samsung SDI Co. Ltd.	700	163,296
Samsung SDS Co. Ltd.	530	110,360
Samsung Securities Co. Ltd.	3,344	98,379
Shinhan Financial Group Co. Ltd.	13,298	539,568
Shinsegae, Inc.	401	131,222
SK Chemicals Co. Ltd.*	911	69,951
SK Holdings Co. Ltd.	1,435	370,700
SK Hynix, Inc.	4,978	328,352
SK Innovation Co. Ltd.	6,110	1,183,053
SK Telecom Co. Ltd.	4,140	1,052,821
S-Oil Corp.	5,061	625,091
ViroMed Co. Ltd.*	750	163,523
Woori Bank	16,280	247,875
Yuhan Corp.	998	217,974

		24,516,749

Sri Lanka — 0.6%
Access Engineering PLC	433,567	35,759
Aitken Spence PLC	130,112	33,069
Ceylon Tobacco Co. PLC	45,600	366,182

	Shares	Value
COMMON STOCKS (Continued)
Sri Lanka (cont’d.)
Chevron Lubricants Lanka PLC	161,664	$62,497
Commercial Bank of Ceylon PLC	435,000	291,006
DFCC Bank PLC	136,728	72,939
Hatton National Bank PLC	257,435	320,015
Hemas Holdings PLC	148,235	74,932
John Keells Holdings PLC	697,461	542,668
Lanka IOC PLC	359,478	59,619
Melstacorp PLC*	769,436	227,436
National Development Bank PLC	144,894	89,179
Nestle Lanka PLC	11,767	114,706
People’s Leasing & Finance PLC	641,689	54,006
Sampath Bank PLC*	100,631	142,829
Teejay Lanka PLC	468,591	79,972

		2,566,814

Taiwan — 5.9%
Advantech Co. Ltd.	17,599	131,182
Airtac International Group	29,251	286,487
ASE Technology Holding Co. Ltd.*	58,815	143,387
Asia Cement Corp.	234,829	319,274
Asustek Computer, Inc.	15,037	130,019
AU Optronics Corp.	318,441	134,445
Bizlink Holding, Inc.	34,268	163,101
Catcher Technology Co. Ltd.	9,780	107,668
Cathay Financial Holding Co. Ltd.	205,543	353,436
Chang Hwa Commercial Bank Ltd.	336,347	207,939
Cheng Shin Rubber Industry Co. Ltd.	191,424	300,632
Chicony Electronics Co. Ltd.	47,571	96,199
China Airlines Ltd.	396,590	120,230
China Development Financial Holding Corp.	656,005	244,907
China Life Insurance Co. Ltd.	74,126	74,554
China Steel Corp.	639,084	533,288
China Synthetic Rubber Corp.	129,672	167,419
Chunghwa Telecom Co. Ltd.	401,268	1,444,068
Compal Electronics, Inc.	173,822	107,903
CTBC Financial Holding Co. Ltd.	632,587	476,402
CTCI Corp.	61,000	98,183
Delta Electronics, Inc.	33,800	145,174
E.Sun Financial Holding Co. Ltd.	339,944	250,796
Eclat Textile Co. Ltd.	25,500	316,338
Eva Airways Corp.	366,118	178,166
Far Eastern Department Stores Ltd.	349,405	195,858
Far Eastern New Century Corp.	500,537	586,112
Far EasTone Telecommunications Co. Ltd.	133,000	316,807
Feng TAY Enterprise Co. Ltd.	57,120	351,777
First Financial Holding Co. Ltd.	245,431	167,123
Formosa Chemicals & Fibre Corp.	135,064	565,842
Formosa Petrochemical Corp.	149,670	724,930
Formosa Plastics Corp.	160,142	613,394
Foxconn Technology Co. Ltd.	20,185	49,210
Fubon Financial Holding Co. Ltd.	178,002	301,927
Giant Manufacturing Co. Ltd.	36,661	157,055
Ginko International Co. Ltd.	16,000	105,331
Great Wall Enterprise Co. Ltd.	112,767	139,431
Highwealth Construction Corp.	111,000	176,049
Hiwin Technologies Corp.	42,864	355,358
Hon Hai Precision Industry Co. Ltd.	201,470	523,562
Hota Industrial Manufacturing Co. Ltd.	28,723	124,375
Hotai Motor Co. Ltd.	39,000	333,731

A1038

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Hua Nan Financial Holdings Co. Ltd.	290,084	$175,516
Innolux Corp.	262,200	90,976
Inventec Corp.	156,000	140,106
Kenda Rubber Industrial Co. Ltd.	126,162	125,904
Kerry TJ Logistics Co. Ltd.	140,000	182,571
King Slide Works Co. Ltd.	13,000	171,395
Largan Precision Co. Ltd.	1,000	119,190
Lite-On Technology Corp.	36,941	46,450
MediaTek, Inc.	18,460	149,196
Mega Financial Holding Co. Ltd.	263,684	237,280
Microbio Co. Ltd.*	86,319	50,429
Nan Kang Rubber Tire Co. Ltd.	158,776	134,191
Nan Ya Plastics Corp.	184,893	513,281
Novatek Microelectronics Corp.	29,246	144,912
OBI Pharma, Inc.*	19,000	90,883
Pegatron Corp.	32,133	64,300
PharmaEngine, Inc.	33,116	140,741
Pou Chen Corp.	271,547	286,868
President Chain Store Corp.	62,648	735,812
Quanta Computer, Inc.	58,319	101,723
Ruentex Development Co. Ltd.	92,999	108,911
Ruentex Industries Ltd.	97,461	193,974
Shin Kong Financial Holding Co. Ltd.	344,949	134,978
Simplo Technology Co. Ltd.	17,860	122,633
SinoPac Financial Holdings Co. Ltd.	602,230	219,706
Solar Applied Materials Technology Co.*	100,297	70,818
St. Shine Optical Co. Ltd.	10,000	219,833
Standard Foods Corp.	93,304	155,102
Synnex Technology International Corp.	83,883	106,934
Tainan Spinning Co. Ltd.	279,052	121,613
Taishin Financial Holding Co. Ltd.	359,751	173,815
Taiwan Cement Corp.	324,018	436,257
Taiwan Cooperative Financial Holding Co. Ltd.	296,994	180,863
Taiwan Fertilizer Co. Ltd.	79,000	120,367
Taiwan Glass Industry Corp.	334,319	178,286
Taiwan Mobile Co. Ltd.	161,200	578,050
Taiwan Semiconductor Manufacturing Co. Ltd.	191,814	1,643,598
Teco Electric & Machinery Co. Ltd.	270,000	195,756
Transcend Information, Inc.	37,719	86,586
Tripod Technology Corp.	49,278	134,553
TSRC Corp.	118,629	131,806
TTY Biopharm Co. Ltd.	36,713	102,589
Tung Ho Steel Enterprise Corp.	127,381	98,892
Tung Thih Electronic Co. Ltd.	15,000	39,398
Uni-President Enterprises Corp.	635,728	1,659,624
United Microelectronics Corp.	316,280	167,321
Walsin Lihwa Corp.	707,000	477,069
Wistron Corp.	113,031	73,802
WPG Holdings Ltd.	34,613	43,004
Yang Ming Marine Transport Corp.*	263,691	75,490
Yuanta Financial Holding Co. Ltd.	584,090	307,951
Yulon Motor Co. Ltd.	118,053	83,979

		24,464,351

Thailand — 2.9%
Advanced Info Service PCL	117,900	732,884
Airports of Thailand PCL	321,900	652,468

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Bangkok Bank PCL	26,800	$174,086
Bangkok Chain Hospital PCL	310,900	200,009
Bangkok Dusit Medical Services PCL (Class F Stock)	543,400	428,657
Bangkok Expressway & Metro PCL	554,415	149,111
Banpu PCL	132,500	78,378
BEC World PCL*	175,600	37,791
BTS Group Holdings PCL	570,200	164,024
Bumrungrad Hospital PCL	60,300	346,659
Central Pattana PCL	118,200	303,303
Central Plaza Hotel PCL	109,000	140,766
Charoen Pokphand Foods PCL	220,800	172,466
CP ALL PCL	248,500	530,370
CPN Retail Growth Leasehold REIT	128,200	109,014
Delta Electronics Thailand PCL	214,200	462,383
Dynasty Ceramic PCL	1,191,700	95,883
Electricity Generating PCL	50,600	368,143
Glow Energy PCL	112,000	304,758
Hana Microelectronics PCL	200,700	245,115
Home Product Center PCL	397,382	194,118
Indorama Ventures PCL	204,988	374,440
IRPC PCL	445,200	93,646
Italian-Thai Development PCL*	491,663	46,565
Kasikornbank PCL	49,100	328,048
KCE Electronics PCL	171,200	223,336
Land & Houses PCL	164,100	58,397
Minor International PCL	208,900	264,837
MK Restaurants Group PCL	59,100	132,512
Polyplex Thailand PCL	133,400	68,959
Precious Shipping PCL*	149,950	63,159
Pruksa Holding PCL	94,500	61,965
PTT Exploration & Production PCL	55,729	267,393
PTT Global Chemical PCL	187,158	470,507
PTT PCL	333,500	560,173
Ratchaburi Electricity Generating Holding PCL	114,800	183,636
Robinson PCL	87,700	191,115
Siam Cement PCL (The)	26,400	364,000
Siam Commercial Bank PCL (The)	65,900	303,794
Siam Global House PCL	271,579	176,426
Sino-Thai Engineering & Construction PCL*	142,514	109,860
Super Energy Corp. PCL*	4,845,000	126,368
Thai Beverage PCL	571,600	284,460
Thai Oil PCL	50,700	138,713
Thai Union Group PCL (Class F Stock)	235,280	130,169
Thanachart Capital PCL	130,700	217,296
TMB Bank PCL	2,379,000	169,240
Total Access Communication PCL, NVDR	125,600	182,686
True Corp. PCL	1,379,617	258,381
TTW PCL	594,400	224,116
Vibhavadi Medical Center PCL	2,058,000	163,098
WHA Corp. PCL(a)	1,221,700	164,818

		12,292,499

Togo — 0.0%
Ecobank Transnational, Inc.*	1,657,284	81,400

Tunisia — 0.3%
Accumulateur Tunisienne Assad*	16,114	47,107
ADWYA SA	18,729	34,288

A1039

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tunisia (cont’d.)
Banque de l’Habitat	13,851	$84,954
Banque de Tunisie	26,592	76,351
Banque Internationale Arabe de Tunisie	3,704	199,671
Banque Nationale Agricole*	17,954	120,625
Carthage Cement*	78,843	51,472
City Cars	14,672	59,493
Ennakl Automobiles	17,341	70,594
Euro Cycles SA	4,187	31,631
One Tech Holding	14,019	82,550
Poulina Group	33,363	133,105
Societe D’Articles Hygieniques SA*	27,813	120,975

		1,112,816

Turkey — 3.4%
AG Anadolu Grubu Holding A/S	18,059	51,442
Akbank T.A.S.	448,895	515,192
Akcansa Cimento A/S	15,512	21,515
Aksa Akrilik Kimya Sanayii A/S	57,400	95,198
Aksa Enerji Uretim A/S*	230,100	166,775
Anadolu Efes Biracilik Ve Malt Sanayii A/S	77,042	268,800
Arcelik A/S	201,395	461,818
Aselsan Elektronik Sanayi Ve Ticaret A/S	48,741	222,994
Aygaz A/S	125,854	255,002
Bagfas Bandirma Gubre Fabrikalari A/S*(a)	22,545	23,385
BIM Birlesik Magazalar A/S	89,400	1,204,732
Cimsa Cimento Sanayi VE Ticaret A/S	19,867	29,630
Coca-Cola Icecek A/S	15,939	89,219
Dogus Otomotiv Servis ve Ticaret A/S	100,533	90,050
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	2,972,083	882,974
Enerjisa Enerji A/S, 144A	361,300	316,690
Enka Insaat ve Sanayi A/S	157,133	135,928
Eregli Demir ve Celik Fabrikalari TAS	429,614	786,084
Ford Otomotiv Sanayi A/S	52,733	576,248
Gubre Fabrikalari TAS*(a)	180,900	92,619
Haci Omer Sabanci Holding A/S	256,469	324,533
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	610,198	91,814
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	416,822	280,759
KOC Holding A/S	179,123	505,364
Koza Altin Isletmeleri A/S*	19,000	161,386
Logo Yazilim Sanayi Ve Ticaret A/S*	13,200	75,820
Mavi Giyim Sanayi Ve Ticaret A/S (Class B Stock), 144A	28,672	170,224
Migros Ticaret A/S*	28,000	75,028
Petkim Petrokimya Holding A/S	218,965	194,075
TAV Havalimanlari Holding A/S	26,962	139,883
Tekfen Holding A/S	50,266	180,446
Tofas Turk Otomobil Fabrikasi A/S	89,841	318,625
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	174,000	51,066
Tupras Turkiye Petrol Rafinerileri A/S	81,600	1,817,096
Turk Hava Yollari AO*	117,428	371,025
Turk Telekomunikasyon A/S*	189,654	114,253
Turk Traktor ve Ziraat Makineleri A/S	12,324	98,101
Turkcell Iletisim Hizmetleri A/S	743,826	1,424,142
Turkiye Garanti Bankasi A/S	406,178	520,471
Turkiye Halk Bankasi A/S	116,368	128,994
Turkiye Is Bankasi A/S (Class C Stock)	278,537	204,350

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Turkiye Sise ve Cam Fabrikalari A/S	103,653	$100,508
Turkiye Vakiflar Bankasi TAO (Class D Stock)	173,877	109,111
Ulker Biskuvi Sanayi A/S*	67,800	190,282
Vestel Elektronik Sanayi ve Ticaret A/S*	63,000	85,572
Yapi ve Kredi Bankasi A/S*	288,196	89,857
Zorlu Enerji Elektrik Uretim A/S*	409,074	91,053

		14,200,133

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	205,500	443,261
Abu Dhabi National Hotels	239,739	202,219
Agthia Group PJSC	49,606	59,638
Air Arabia PJSC	801,817	209,521
Aldar Properties PJSC	371,654	185,048
Arabtec Holding PJSC	216,379	113,879
DAMAC Properties Dubai Co. PJSC	228,700	126,970
Dana Gas PJSC	773,762	241,821
DP World Ltd.	42,391	807,788
Dubai Financial Market PJSC	451,700	112,509
Dubai Investments PJSC	192,300	98,354
Dubai Islamic Bank PJSC	138,450	203,230
DXB Entertainments PJSC*	154,373	14,711
Emaar Malls PJSC	139,399	69,343
Emaar Properties PJSC	446,045	601,484
Emirates Telecommunications Group Co. PJSC	305,679	1,389,080
First Abu Dhabi Bank PJSC	323,551	1,259,673
National Central Cooling Co. PJSC	256,200	109,854
Taqa Morocco	1,650	155,494
Union National Bank PJSC	176,824	237,395

		6,641,272

United Kingdom — 0.1%
Mondi Ltd.	14,642	402,524

United States — 0.1%
JBS SA	40,567	93,920
Luxoft Holding, Inc.*	4,200	198,870

		292,790

Uruguay — 0.1%
Arcos Dorados Holdings, Inc. (Class A Stock)(a)	57,500	359,375

TOTAL COMMON STOCKS (cost $411,410,285)		395,953,787

	Units
PARTICIPATORY NOTES† — 2.9%
Egypt — 0.7%
Commercial International Bank Egypt SAE, expiring 11/09/20	135,400	631,691
Eastern Tobacco, expiring 11/09/20	327,485	347,678
Egypt Kuwait Holding Co. SAE, expiring 11/09/20	103,000	119,377
Egyptian Financial Group-Hermes Holding Co., expiring 11/09/20*	111,081	107,096
ElSewedy Electric Co., expiring 11/09/20	393,000	392,780
EZZ Steel, expiring 11/09/20*	138,120	171,179

A1040

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Units	Value
PARTICIPATORY NOTES† (Continued)
Egypt (cont’d.)
Global Telecom Holding SAE, expiring 07/29/19*	646,942	$120,395
Juhayna Food Industries, expiring 11/09/20	185,000	105,670
Orascom Investment Holdings, expiring 11/12/18*	1,745,300	59,188
Oriental Weavers, expiring 11/09/20	200,000	107,511
Palm Hills Developments SAE, expiring 11/09/20*	561,060	77,051
Pioneers Holding for Financial Investments SAE, expiring 11/09/20*	120,879	41,264
Sidi Kerir Petrochemicals Co., expiring 11/09/20	136,500	166,647
Six of October Development, expiring 07/29/19*	100,423	123,052
Talaat Moustafa Group, expiring 11/09/20	342,837	211,583
Telecom Egypt Co., expiring 11/09/20	241,812	157,910

		2,940,072

Saudi Arabia — 0.7%
AL Rajhi Bank, expiring 01/19/21	18,308	420,817
Al Tayyar Travel Group Holding Co., expiring 02/24/21	11,915	73,392
Alinma Bank, expiring 01/19/21	20,000	112,741
Almarai Co. JSC, expiring 07/20/20	9,670	125,188
Banque Saudi Fransi, expiring 03/24/20	16,000	139,513
Etihad Etisalat Co., expiring 11/09/20*	16,920	85,723
Fawaz Abdulaziz Al Hokair & Co., expiring 02/28/20*	6,400	39,934
Jarir Marketing Co., expiring 01/19/21	3,025	149,064
Mobile Telecommunications Co. Saudi Arabia, expiring 04/05/21*	23,975	38,933
Mouwasat Medical Services Co., expiring 02/24/21	5,174	116,167
National Industrialization Co., expiring 08/26/19*	10,000	51,197
Rabigh Refining & Petrochemical Co., expiring 07/20/20	7,412	44,944
Riyad Bank, expiring 11/09/20	32,000	139,939
Samba Financial Group, expiring 05/06/20	12,000	100,315
Saudi Arabian Amiantit Co., expiring 04/05/21*	21,300	32,658
Saudi Arabian Fertilizer Co., expiring 07/20/20	4,332	91,371
Saudi Arabian Mining Co., expiring 04/05/21*	6,400	86,865
Saudi Basic Industries Corp., expiring 01/19/21	7,500	247,187
Saudi Cement Co., expiring 07/16/19	4,700	54,956
Saudi Electricity Co., expiring 01/19/21	33,899	144,266
Saudi Ground Services Co., expiring 06/27/19	12,502	115,346
Saudi International Petrochemical Co., expiring 01/19/21	9,350	54,850
Saudi Pharmaceutical Industries & Medical Appliances Corp., expiring 01/27/21	8,669	71,891
Saudi Telecom Co., expiring 04/05/21	8,000	179,830
Savola Group (The), expiring 01/24/20	14,900	120,783
Yamamah Cement Co. Ltd., expiring 01/19/21*	12,750	45,898

	Units	Value
PARTICIPATORY NOTES† (Continued)
Saudi Arabia (cont’d.)

		$2,883,768

Vietnam — 1.5%
Bank for Foreign Trade of Vietnam JSC, expiring 06/12/19	166,674	450,279
Bao Viet Holdings, expiring 06/23/20	54,931	230,843
Danang Rubber JSC, expiring 06/05/19	50,160	59,151
Development Investment Construction JSC, expiring 08/22/19	12,384	9,426
FLC Faros Construction JSC, expiring 02/22/19*	109,560	189,335
HAGL JSC, expiring 08/29/19*	354,616	93,216
Ho Chi Minh City Infrastructure Investment JSC, expiring 11/27/19*	75,000	87,318
Hoa Phat Group JSC, expiring 02/26/20*	594,170	1,077,767
Masan Group Corp., expiring 12/12/18*	186,305	741,389
PetroVietnam Drilling & Well Services JSC, expiring 08/26/21*	126,049	111,888
Petrovietnam Fertilizer & Chemicals JSC, expiring 11/27/19	130,000	108,148
PetroVietnam Gas JSC, expiring 06/05/19	50,000	248,071
PetroVietnam Technical Services Corp., expiring 06/26/19	241,000	239,761
Pha Lai Thermal Power JSC, expiring 11/07/18	91,939	79,245
Saigon Securities, Inc., expiring 03/15/21	202,560	290,986
Saigon Thuong Tin Commercial JSB, expiring 06/05/19*	175,796	101,769
Vietjet Aviation JSC, expiring 02/22/19	60,696	394,318
Vietnam Dairy Products JSC, expiring 02/12/19	69,492	409,146
Vincom Retail JSC, expiring 02/22/19*	241,410	433,753
Vingroup JSC, expiring 08/02/19*	211,706	892,403

		6,248,212

TOTAL PARTICIPATORY NOTES (cost $10,795,093)		12,072,052

	Shares
PREFERRED STOCKS — 1.4%
Brazil — 0.9%
Alpargatas SA (PRFC)	88,400	267,046
Banco Bradesco SA (PRFC)	93,921	664,660
Centrais Eletricas Brasileiras SA (PRFC B)*	44,100	201,688
Cia Brasileira de Distribuicao (PRFC)	7,695	165,750
Cia Energetica de Sao Paulo (PRFC B)	22,900	84,715
Gerdau SA (PRFC)	37,400	158,174
Itausa - Investimentos Itau SA (PRFC)	150,019	373,697
Klabin SA (PRFC)	45,300	35,782
Lojas Americanas SA (PRFC)	82,449	322,769
Marcopolo SA (PRFC)	174,800	147,162
Metalurgica Gerdau SA (PRFC)	102,900	203,326
Telefonica Brasil SA (PRFC)	95,441	925,448
Usinas Siderurgicas de Minas Gerais SA (PRFC A)	57,200	117,557

		3,667,774

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000	70,671

A1041

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Colombia (cont’d.)
Banco Davivienda SA (PRFC)	10,919	$126,039
Cementos Argos SA (PRFC)	36,909	80,974
Grupo Argos SA (PRFC)	30,084	147,029
Grupo Aval Acciones y Valores SA (PRFC).	523,436	205,820
Grupo de Inversiones Suramericana SA (PRFC)	12,779	146,647

		777,180

Croatia — 0.1%
Adris Grupa dd (PRFC)	6,445	430,983

Philippines — 0.0%
Ayala Land, Inc. (PRFC)^	1,180,500	—

Russia — 0.2%
Surgutneftegas PJSC (PRFC)	790,200	463,701
Transneft PJSC (PRFC)	155	392,423

		856,124

South Korea — 0.0%
LG Chem Ltd. (PRFC)	430	79,118

Togo — 0.0%
Ecobank Transnational, Inc. (PRFC)	130,579	—

TOTAL PREFERRED STOCKS (cost $6,932,851)		5,811,179

	Units
RIGHTS* — 0.0%
Kuwait
Burgan Bank SAK, expiring 10/10/18	7,867	—

Morocco
Cosumar, expiring 12/28/18	13,470	114,278

South Africa
Pioneer Foods Group Ltd., expiring 10/08/18	36,264	2,063

Taiwan
China Synthetic Rubber Corp., expiring 10/05/18	27,005	1,257

Tunisia
Societe D’Articles Hygieniques SA, expiring 08/01/48	27,813	9,330

TOTAL RIGHTS (cost $55,628)		126,928

WARRANTS* — 0.0%
Thailand
BTS Group Holdings PCL, expiring 12/31/19	63,355	294
Dynasty Ceramic PCL, expiring 05/08/21	476,680	15,771

	Units	Value
WARRANTS* (Continued)
Thailand (cont’d.)
TOTAL WARRANTS (cost $ — )		$16,065

	Shares
EXCHANGE TRADED FUND — 0.4%
iShares Core MSCI Emerging Markets ETF (cost $1,715,463)	33,800	1,750,164

TOTAL LONG-TERM INVESTMENTS (cost $430,909,320)		415,730,175

SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	490,395	490,395
PGIM Institutional Money Market Fund (cost $12,866,931; includes $12,846,867 of cash collateral for securities on loan)(b)(w)	12,865,378	12,866,665

TOTAL SHORT-TERM INVESTMENTS (cost $13,357,326)		13,357,060

TOTAL INVESTMENTS — 102.6% (cost $444,266,646)		429,087,235
Liabilities in excess of other assets — (2.6)%		(11,071,510)

NET ASSETS — 100.0%		$418,015,725

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

†	Participatory notes represented 2.9% of net assets, of which the Portfolio attributed 1.4% to Hong Kong & Shanghai Bank and 1.5% to JPMorgan Chase as counterparties to the securities.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $333,045 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,363,876; cash collateral of $12,846,867 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A1042

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,447,527	$—	$—
Bahrain	—	3,061,388	—
Botswana	34,462	1,737,286	—
Brazil	17,604,607	—	—
Bulgaria	—	1,533,054	—
Chile	11,884,191	—	—
China	5,911,682	39,446,803	235,932
Colombia	5,581,664	—	87,884
Croatia	—	2,606,465	3,821
Czech Republic	—	3,083,686	—
Estonia	—	1,771,347	—
Ghana	—	2,100,948	—
Greece	277,082	5,545,542	—
Hong Kong	—	2,295,649	—
Hungary	—	2,934,974	—
India	3,353,813	19,798,542	—
Indonesia	—	12,564,239	5,407
Jordan	—	3,050,732	—
Kazakhstan	1,271,706	1,355,422	—
Kenya	—	2,695,917	—
Kuwait	—	5,840,960	—
Latvia	—	407,719	—
Lebanon	—	159,771	—
Lithuania	—	1,617,184	—
Malaysia	—	12,391,290	—
Mauritius	—	3,067,635	—
Mexico	25,084,446	—	1
Monaco	403,167	—	—
Morocco	—	2,936,294	—
Netherlands	231,768	—	—
Nigeria	—	2,727,451	—
Oman	—	3,309,498	—
Pakistan	—	5,779,620	—
Panama	1,234,897	—	—
Peru	5,872,127	—	—
Philippines	—	11,261,808	—
Poland	—	12,750,719	—
Qatar	—	5,807,231	—
Romania	—	2,993,586	—
Russia	18,444,185	6,994,873	—
Singapore	—	173,041	—
Slovenia	—	2,938,677	—
South Africa	373,230	21,940,114	—
South Korea	—	24,516,749	—
Sri Lanka	—	2,566,814	—
Taiwan	—	24,464,351	—
Thailand	—	12,292,499	—
Togo	—	81,400	—
Tunisia	—	1,112,816	—
Turkey	—	14,200,133	—
United Arab Emirates	1,259,673	5,381,599	—
United Kingdom	—	402,524	—
United States	292,790	—	—
Uruguay	359,375	—	—
Participatory Notes Egypt	—	2,940,072	—

A1043

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Saudi Arabia	$—	$2,883,768	$—
Vietnam	—	6,248,212	—
Preferred Stocks
Brazil	3,667,774	—	—
Colombia	777,180	—	—
Croatia	—	430,983	—
Philippines	—	—	—
Russia	—	856,124	—
South Korea	—	79,118	—
Togo	—	—	—
Rights
Kuwait	—	—	—
Morocco	—	114,278	—
South Africa	—	2,063	—
Taiwan	—	1,257	—
Tunisia	—	9,330	—
Warrants
Thailand	15,771	294	—
Exchange Traded Fund	1,750,164	—	—
Affiliated Mutual Funds	13,357,060	—	—

Total	$121,490,341	$307,263,849	$333,045

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Banks	15.5%
Oil, Gas & Consumable Fuels	10.0
Metals & Mining	5.3
Wireless Telecommunication Services	5.1
Food Products	3.8
Diversified Telecommunication Services	3.3
Real Estate Management & Development	3.3
Chemicals	3.2
Affiliated Mutual Funds (3.1% represents investments purchased with collateral from securities on loan)	3.2
Food & Staples Retailing	2.9
Industrial Conglomerates	2.8
Electric Utilities	2.7
Pharmaceuticals	2.5
Construction Materials	2.2
Beverages	2.1
Internet Software & Services	1.7
Independent Power & Renewable Electricity Producers	1.6
Automobiles	1.5
Transportation Infrastructure	1.4
Media	1.3
Hotels, Restaurants & Leisure	1.3
Construction & Engineering	1.3
Insurance	1.3
Health Care Providers & Services	1.2
IT Services	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Gas Utilities	1.1
Machinery	1.0
Multiline Retail	0.9
Textiles, Apparel & Luxury Goods	0.9
Airlines	0.9
Electronic Equipment, Instruments & Components	0.9
Capital Markets	0.8

Diversified Financial Services	0.8%
Technology Hardware, Storage & Peripherals	0.8
Semiconductors & Semiconductor Equipment	0.8
Tobacco	0.8
Specialty Retail	0.7
Personal Products	0.7
Software	0.7
Paper & Forest Products	0.7
Electrical Equipment	0.7
Household Durables	0.6
Biotechnology	0.6
Water Utilities	0.5
Auto Components	0.5
Unaffiliated Exchange Traded Funds	0.4
Marine	0.4
Diversified Consumer Services	0.4
Health Care Equipment & Supplies	0.3
Energy Equipment & Services	0.3
Trading Companies & Distributors	0.3
Household Products	0.3
Road & Rail	0.3
Aerospace & Defense	0.2
Consumer Finance	0.2
Air Freight & Logistics	0.2
Thrifts & Mortgage Finance	0.2
Internet & Direct Marketing Retail	0.2
Multi-Utilities	0.2
Life Sciences Tools & Services	0.1
Building Products	0.1
Containers & Packaging	0.1
Communications Equipment	0.1
Commercial Services & Supplies	0.1
Leisure Products	0.0 *
Distributors	0.0 *

102.6
Liabilities in excess of other assets	(2.6)

100.0%

*	Less than +/- 0.05%

A1044

AST PIMCO DYNAMIC BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 86.1%

ASSET-BACKED SECURITIES — 26.0%
Collateralized Loan Obligations — 13.8%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 3 Month LIBOR + 1.420%, 144A
3.763%(c)	05/01/26	4,757	$4,760,219
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
3.589%(c)	07/15/26	1,550	1,550,257
Series 2015-1A, Class A2, 3 Month LIBOR + 1.530%, 144A
3.869%(c)	07/15/27	5,850	5,850,465
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A, 3 Month LIBOR + 1.390%, 144A
3.725%(c)	07/25/27	4,000	4,001,179
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A
3.133%(c)	01/18/28	3,450	3,441,558
OCP CLO Ltd. (Cayman Islands),
Series 2015-10A, Class A1R, 3 Month LIBOR + 0.820%, 144A
3.155%(c)	10/26/27	1,550	1,542,255
Series 2015-8A, Class A1R, 3 Month LIBOR + 0.850%, 144A
3.186%(c)	04/17/27	1,550	1,544,642
Series 2015-9A, Class A1R, 3 Month LIBOR + 0.800%, 144A
3.139%(c)	07/15/27	1,550	1,542,407
Octagon Investment Partners 24 Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A
3.212%(c)	05/21/27	3,150	3,149,720
OFSI Fund Ltd. (Cayman Islands),
Series 2014-7A, Class AR, 3 Month LIBOR + 0.900%, 144A
3.233%(c)	10/18/26	3,600	3,594,141
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 0.740%, 144A
3.079%(c)	10/15/25	1,132	1,128,018
Trinitas CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.180%, 144A
3.519%(c)	07/15/26	7,400	7,400,556
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1SR, 3 Month LIBOR + 0.890%, 144A
3.238%(c)	04/15/29	1,550	1,543,147
WhiteHorse Ltd. (Cayman Islands),
Series 2014-9A, Class AR, 3 Month LIBOR + 1.160%, 144A
3.496%(c)	07/17/26	1,795	1,795,232

			42,843,796

Other — 1.2%
Arbor Realty Commercial Real Estate Ltd. (Cayman Islands),

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Other (cont’d.)
Series 2018-FL1, Class A, 1 Month LIBOR + 1.150%, 144A
3.308%(c)	06/15/28	3,200	$3,206,895
Ready Capital Mortgage Financing LLC,
Series 2018-FL2, Class A, 1 Month LIBOR + 0.850%,
144A
3.066%(c)	06/25/35	500	499,820

			3,706,715

Residential Mortgage-Backed Securities — 0.9%
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF3
3.712%	12/25/35	693	693,520
Lehman XS Trust,
Series 2007-3, Class 1BA2, 6 Month LIBOR + 0.500%
3.034%(c)	03/25/37	1,258	1,217,223
Long Beach Mortgage Loan Trust 2003-4,
Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%
2.836%(c)	08/25/33	756	756,107

			2,666,850

Student Loans — 10.1%
Academic Loan Funding Trust,
Series 2012-1A, Class A2, 1 Month LIBOR + 1.100%, 144A
3.316%(c)	12/27/44	1,465	1,475,792
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
2.916%(c)	07/25/56	858	857,567
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.350%, 144A
3.566%(c)	07/26/66	1,176	1,198,533
Series 2018-1A, Class A, 1 Month LIBOR + 0.750%, 144A
2.966%(c)	02/27/68	2,988	2,987,997
EFS Volunteer LLC,
Series 2012-1, Class A2, 1 Month LIBOR + 1.350%, 144A
3.566%(c)	03/25/36	1,550	1,576,918
Series 2012-1, Class A3, 1 Month LIBOR + 1.000%, 144A
3.216%(c)	04/25/33	950	954,663
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
3.215%(c)	07/20/43	850	860,115
Navient Student Loan Trust,
Series 2016-5A, Class A, 1 Month LIBOR + 1.250%, 144A
3.466%(c)	06/25/65	2,530	2,593,793
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.366%(c)	03/25/66	1,200	1,219,596
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
3.266%(c)	12/27/66	2,069	2,097,106
Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A
3.016%(c)	07/26/66	2,631	2,656,520
Nelnet Student Loan Trust,
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
2.760%(c)	08/23/36	1,500	1,482,203
Northstar Education Finance, Inc.,
Series 2007-1, Class A1, Revenue Bonds
2.435%	04/28/30	223	221,976
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A

A1045

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
3.366%(c)	09/25/65	1,236	$1,247,579
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
3.089%(c)	10/28/41	630	626,628
SLM Student Loan Trust,
Series 2003-14, Class A5, 3 Month LIBOR + 0.230%
2.565%(c)	01/25/23	32	31,572
Series 2003-7A, Class A5A, 3 Month LIBOR + 1.200%, 144A
3.534%(c)	12/15/33	1,038	1,052,862
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
2.965%(c)	01/25/40	750	756,011
Series 2005-5, Class A4, 3 Month LIBOR + 0.140%
2.475%(c)	10/25/28	2,089	2,084,155
Series 2006-10, Class A5A, 3 Month LIBOR + 0.100%
2.435%(c)	04/25/27	791	789,944
Series 2008-2, Class A3, 3 Month LIBOR + 0.750%
3.085%(c)	04/25/23	440	437,104
Series 2008-3, Class A3, 3 Month LIBOR + 1.000%
3.335%(c)	10/25/21	566	568,053
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
3.985%(c)	07/25/22	1,211	1,235,381
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
4.035%(c)	07/25/23	1,073	1,100,548
Series 2008-6, Class A4, 3 Month LIBOR + 1.100%
3.435%(c)	07/25/23	765	768,458
Series 2008-8, Class A4, 3 Month LIBOR + 1.500%
3.835%(c)	04/25/23	500	509,806
Wachovia Student Loan Trust,
Series 2005-1, Class A5, 3 Month LIBOR + 0.130%
2.465%(c)	01/26/26	105	105,423

			31,496,303

TOTAL ASSET-BACKED SECURITIES (cost $79,820,846)			80,713,664

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Bancorp Commercial Mortgage (The),
Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A
2.913%(c)	01/15/33	925	924,418
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%	04/10/28	450	446,574
CSMC LLC,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	400	358,110
Exantas Capital Corp. (Cayman Islands),
Series 2018-RSO6, Class A, 1 Month LIBOR + 0.830%, 144A
2.988%(c)	06/15/35	1,150	1,149,073

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
TPG Real Estate Finance 2018-FL-1 Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class A, 1 Month LIBOR + 0.750%, 144A
2.908%(c)	02/15/35	800	$799,881

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,706,051)			3,678,056

CORPORATE BONDS — 16.9%
Aerospace & Defense — 0.6%
Spirit AeroSystems, Inc.,
Gtd. Notes
4.600%	06/15/28	900	892,518
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23	900	896,004

			1,788,522

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
3.296%(c)	09/24/20	1,100	1,101,246

Auto Parts & Equipment — 0.3%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	800	810,010

Banks — 7.0%
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%	05/16/29	1,600	1,575,472
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
3.695%(c)	05/16/24	500	497,384
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.000%	08/16/28	600	604,049
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28	900	883,204
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21	400	400,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%	01/10/28	800	776,672
4.075%	04/23/29	700	687,047
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.295%(c)	04/25/22	400	403,987
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%, 144A
3.234%(c)	09/26/23	800	800,974
Credit Suisse AG (Switzerland),
Certificate of Deposit, 3 Month LIBOR + 0.320%
2.647%(c)	03/08/19	1,500	1,501,551
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.850%	01/26/27	500	485,095
4.223%	05/01/29	800	788,286
HSBC Holdings PLC (United Kingdom),

A1046

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Jr. Sub. Notes
5.875%	12/28/99	GBP	800	$1,045,332
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.398%(c)	10/02/23		900	899,784
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.005%	04/23/29		800	786,447
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.700%	08/17/20		600	594,433
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.050%	08/16/23		800	794,730
4.550%	08/16/28		800	788,675
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%	04/24/24		700	694,055
Sr. Unsec’d. Notes, GMTN
3.772%	01/24/29		500	479,947
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes
7.000%	07/01/19		888	910,644
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%	12/29/49	GBP	400	547,040
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.750%	04/06/28		600	559,800
Sumitomo Mitsui Banking Corp. (Japan),
Certificate of Deposit, 1 Month LIBOR + 0.330%
2.548%(c)	10/26/18		1,500	1,500,341
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Certificate of Deposit, 3 Month LIBOR + 0.060%
2.395%(c)	10/25/18		2,000	2,000,275
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.584%	05/22/28		800	767,583

				21,772,807

Biotechnology — 0.3%
Celgene Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/25		900	886,621

Building Materials — 0.2%
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		800	729,000

Chemicals — 0.3%
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20		900	897,958

Computers — 0.1%
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		370	357,818

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Gtd. Notes
3.500%	05/26/22		200	$196,227
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20		300	317,530
Ally Financial, Inc.,
Sr. Unsec’d. Notes
3.250%	11/05/18		100	99,959
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		100	104,730
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		100	100,500
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28		800	743,000
Springleaf Finance Corp.,
Gtd. Notes
5.250%	12/15/19		100	101,375

				1,663,321

Electric — 0.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		250	251,875
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	06/20/26	EUR	800	956,996

				1,208,871

Healthcare-Services — 0.4%
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,125	1,121,723
HCA, Inc.,
Sr. Sec’d. Notes
6.500%	02/15/20		150	156,075

				1,277,798

Insurance — 0.3%
AXA SA (France),
Jr. Sub. Notes
6.463%	12/14/49		950	940,499

Iron/Steel — 0.1%
ABJA Investment Co. Pte Ltd. (India),
Gtd. Notes
5.950%	07/31/24		200	201,007

Media — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		450	453,375
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		150	158,063

				611,438

Mining — 0.1%
First Quantum Minerals Ltd. (Zambia),

A1047

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Gtd. Notes, 144A
7.250%	04/01/23	300	$286,688

Oil & Gas — 2.0%
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20	536	536,000
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	900	859,048
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	225	223,313
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22	600	619,410
8.750%	05/23/26	1,100	1,204,500
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%(d)	10/28/22	10,960	1,959,099
Reliance Holdings USA, Inc. (India),
Gtd. Notes
5.400%	02/14/22	250	258,659
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27	550	505,010

			6,165,039

Packaging & Containers — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes
5.750%	10/15/20	145	145,730

Pharmaceuticals — 0.5%
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	200	208,000
7.000%	03/15/24	225	237,713
Mylan, Inc.,
Gtd. Notes, 144A
4.550%	04/15/28	900	874,931
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	200	196,748

			1,517,392

Pipelines — 0.7%
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28	900	904,490
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	375	360,922
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23	800	799,760

			2,065,172

Real Estate — 0.1%
China Evergrande Group (China),

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
Sr. Sec’d. Notes
8.750%	06/28/25	400	$358,117

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
4.400%	02/15/26	1,100	1,101,272
iStar, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19	96	96,161

			1,197,433

Savings & Loans — 0.5%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.302%	03/08/29	1,600	1,530,811

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	200	199,784

Telecommunications — 1.0%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22	100	98,100
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	100	103,750
9.000%	11/15/18	600	603,720
Sr. Unsec’d. Notes
7.000%	08/15/20	450	470,250
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	300	311,250
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33	200	196,000
7.200%	07/18/36	150	155,625
7.721%	06/04/38	350	371,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	900	905,136

			3,214,831

Trucking & Leasing — 0.5%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22	500	484,332
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	1,000	945,508

			1,429,840

TOTAL CORPORATE BONDS (cost $54,156,928)			52,357,753

MUNICIPAL BONDS — 0.7%
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, BABS
7.350%	07/01/35	165	181,710

A1048

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds(d)
4.850%	08/01/36	15	$12,150
5.000%	08/01/21	15	12,600
5.000%	08/01/40	100	84,000
5.000%	08/01/43	825	404,250
5.000%	08/01/46	175	147,000
5.250%	08/01/40	360	302,400
5.250%	08/01/41	45	22,050
5.375%	08/01/38	170	83,300
5.375%	08/01/39	105	51,450
5.500%	08/01/22	10	4,900
5.500%	08/01/28	50	24,500
5.750%	08/01/37	145	71,050
5.750%	08/01/57	80	67,200
6.000%	08/01/31	240	196,800
6.000%	08/01/32	40	32,800
6.000%	08/01/38	80	65,600
6.050%	08/01/36	65	53,300
6.050%	08/01/37	40	32,800
6.050%	08/01/39	15	12,300
6.130%	08/01/28	15	12,300
6.130%	08/01/29	115	94,300
6.130%	08/01/30	50	41,000
6.130%	08/01/37	115	94,300
6.130%	08/01/38	85	69,700
6.500%	08/01/44	20	9,800
6.750%	08/01/32	360	176,400

			2,178,250

TOTAL MUNICIPAL BONDS (cost $2,008,552)			2,359,960

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.8%
Alternative Loan Trust,
Series 2006-HY11, Class A1, 1 Month LIBOR + 0.120%
2.336%(c)	06/25/36	1,020	949,884
BCAP LLC Trust,
Series 2007-AA1, Class 2A1, 1 Month LIBOR + 0.180%
2.396%(c)	03/25/37	1,466	1,438,688
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2007-OA3, Class A1, 1 Month LIBOR + 0.140%
2.356%(c)	07/25/47	1,134	1,087,465
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.466%(c)	01/25/29	250	282,020
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x (1) + 5.950%
3.734%(c)	12/25/40	223	25,275
Series 2011-124, Class SC, IO, 1 Month LIBOR x (1) + 6.550%
4.334%(c)	12/25/41	780	116,776
Series 2012-5, Class SA, IO, 1 Month LIBOR x (1) + 5.950%
3.734%(c)	02/25/42	779	103,188
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.454%(c)	07/25/42	442	$70,842
Series 2013-96, Class SY, IO, 1 Month LIBOR x (1) + 6.150%
3.934%(c)	07/25/42	653	83,087
Series 2013-130, Class SN, IO, 1 Month LIBOR x (1) + 6.650%
4.434%(c)	10/25/42	850	115,591
Series 2014-6, Class SA, IO, 1 Month LIBOR x (1) + 6.600%
4.384%(c)	02/25/44	842	117,670
Series 2014-19, Class MS, IO, 1 Month LIBOR x (1) + 6.600%
4.384%(c)	11/25/39	622	46,106
Series 2015-20, Class ES, IO, 1 Month LIBOR x (1) + 6.150%
3.934%(c)	04/25/45	624	91,912
Series 2015-22, Class DS, IO, 1 Month LIBOR x (1) + 6.200%
3.984%(c)	04/25/45	596	91,580
Series 2015-34, Class LS, IO, 1 Month LIBOR x (1) + 6.100%
3.884%(c)	06/25/45	1,175	167,424
Series 2015-79, Class SE, IO, 1 Month LIBOR x (1) + 6.250%
4.034%(c)	11/25/45	467	56,535
Series 2016-1, Class SJ, IO, 1 Month LIBOR x (1) + 6.150%
3.934%(c)	02/25/46	1,277	237,677
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR x (1) + 6.050%
3.892%(c)	11/15/38	258	11,472
Series 3852, Class SW, IO, 1 Month LIBOR x (1) + 6.000%
3.842%(c)	05/15/41	744	92,690
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050%
3.892%(c)	03/15/44	1,494	222,704
Series 4431, Class ST, IO, 1 Month LIBOR x (1) + 6.100%
3.942%(c)	01/15/45	1,307	194,874
Series 4468, Class SY, IO, 1 Month LIBOR x (1) + 6.100%
3.942%(c)	05/15/45	577	83,083
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600%
3.442%(c)	05/15/45	1,210	133,520
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000%
3.842%(c)	05/15/46	2,612	472,338
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	796	63,055
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.516%(c)	10/25/27	440	492,580
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
7.016%(c)	05/25/28	325	379,901
Series 2016-DNA2, Class M3, 1 Month LIBOR + 4.650%
6.866%(c)	10/25/28	400	460,511
Series 2016-DNA3, Class M3, 1 Month LIBOR + 5.000%
7.216%(c)	12/25/28	300	350,946
Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%
6.016%(c)	03/25/29	400	450,339

A1049

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2015-126, Class IM, IO
4.000%	09/20/45	1,206	$214,936
Series 2015-126, Class IQ, IO
4.000%	09/20/45	1,135	202,293
Series 2010-9, Class XD, IO, 1 Month LIBOR x (1) + 6.600%
4.442%(c)	01/16/40	1,540	241,397
Series 2010-9, Class YD, IO, 1 Month LIBOR x (1) + 6.800%
4.642%(c)	01/16/40	603	97,653
Series 2010-20, Class SE, IO, 1 Month LIBOR x (1) + 6.250%
4.085%(c)	02/20/40	1,075	153,826
Series 2010-37, Class SG, IO, 1 Month LIBOR x (1) + 5.700%
3.535%(c)	03/20/40	642	82,093
Series 2010-101, Class S, IO, 1 Month LIBOR x (1) + 6.000%
3.835%(c)	08/20/40	1,725	227,909
Series 2011-50, Class PS, IO, 1 Month LIBOR x (1) + 6.100%
3.935%(c)	02/20/41	1,089	120,058
Series 2013-113, Class SA, IO, 1 Month LIBOR x (1) + 6.700%
4.535%(c)	08/20/43	838	136,903
Series 2013-167, Class SG, IO, 1 Month LIBOR x (1) + 6.150%
3.985%(c)	11/20/43	442	63,881
Series 2014-56, Class ST, IO, 1 Month LIBOR x (1) + 6.100%
3.942%(c)	12/16/39	1,317	179,807
Series 2014-132, Class SL, IO, 1 Month LIBOR x (1) + 6.100%
3.935%(c)	10/20/43	1,203	151,336
Series 2014-180, Class PI, IO
4.000%	08/20/44	463	90,822
Series 2014-188, Class IB, IO
4.000%	12/20/44	816	141,004
Series 2015-57, Class AS, IO, 1 Month LIBOR x (1) + 5.600%
3.435%(c)	04/20/45	3,223	370,775
Series 2015-64, Class SG, IO, 1 Month LIBOR x (1) + 5.600%
3.435%(c)	05/20/45	1,670	197,852
Series 2015-95, Class GI, IO
4.500%	07/16/45	1,314	287,706
Series 2015-110, Class MS, IO, 1 Month LIBOR x (1) + 5.710%
3.545%(c)	08/20/45	3,161	368,853
Series 2015-111, Class IM, IO
4.000%	08/20/45	1,625	295,429
Series 2015-111, Class IW, IO
4.000%	06/20/45	543	92,071
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200%
4.035%(c)	08/20/45	458	59,952

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-112, Class SB, IO, 1 Month LIBOR x (1) + 5.740%
3.575%(c)	08/20/45	860	$94,104
Series 2015-126, Class HS, IO, 1 Month LIBOR x (1) + 6.200%
4.035%(c)	09/20/45	881	113,943
Series 2015-129, Class IC, IO
4.500%	09/16/45	402	89,111
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700%
3.535%(c)	10/20/45	390	39,155
Series 2015-159, Class HS, IO, 1 Month LIBOR x (1) + 6.200%
4.035%(c)	11/20/45	734	100,400
Series 2015-167, Class AS, IO, 1 Month LIBOR x (1) + 6.250%
4.085%(c)	11/20/45	713	99,790
Series 2015-168, Class SD, IO, 1 Month LIBOR x (1) + 6.200%
4.035%(c)	11/20/45	643	91,302
Series 2016-1, Class ST, IO, 1 Month LIBOR x (1) + 6.200%
4.035%(c)	01/20/46	456	62,533
Series 2016-27, Class IA, IO
4.000%	06/20/45	1,249	207,620
Series 2016-88, Class S, IO, 1 Month LIBOR x (1) + 6.200%
4.035%(c)	01/20/46	1,090	158,864
GreenPoint MTA Trust,
Series 2005-AR1, Class A2, 1 Month LIBOR + 0.440%
2.656%(c)	06/25/45	701	675,949
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.376%(c)	03/25/37	1,122	1,029,768
Lehman XS Trust,
Series 2005-7N, Class 1A1A, 1 Month LIBOR + 0.540%
2.756%(c)	12/25/35	1,396	1,398,316
Station Place Securitization Trust,
Series 2015-2, Class A, 1 Month LIBOR + 0.550%, 144A^
2.684%(c)	07/15/19	600	600,000
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR9, Class 1A, Federal Reserve US 12
Month Cumulative Avg 1 Year CMT + 1.000%
2.845%(c)	08/25/46	1,026	967,078

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,575,086)			17,994,222

SOVEREIGN BONDS — 0.7%
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28	600	617,400
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23	1,100	1,062,380
Sri Lankan Government International Bond (Sri Lanka),

A1050

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
6.850%	11/03/25	400	$394,848

TOTAL SOVEREIGN BONDS (cost $2,067,668)			2,074,628

U.S. GOVERNMENT AGENCY OBLIGATION — 12.9%
Federal National Mortgage Assoc. (cost $40,010,031)
3.500%	TBA	40,600	39,951,573

U.S. TREASURY OBLIGATIONS — 21.5%
U.S. Treasury Inflation Indexed Bonds
0.750%	07/15/28	8,100	8,000,538
2.500%	01/15/29	6,000	8,091,539
U.S. Treasury Notes
1.625%	03/15/20	1,000	984,023
2.375%	04/30/20	49,920	49,606,050

TOTAL U.S. TREASURY OBLIGATIONS (cost $66,867,634)			66,682,150

		Shares

COMMON STOCK — 0.4%
Oil, Gas & Consumable Fuels
Blue Ridge Mountain Resources, Inc.* (cost $2,334,460)		234,725	1,236,255

TOTAL LONG-TERM INVESTMENTS (cost $270,547,256)			267,048,261

SHORT-TERM INVESTMENTS — 19.6%

AFFILIATED MUTUAL FUNDS — 2.8%
PGIM Core Ultra Short Bond Fund(w)		8,546,614	8,546,614
PGIM Institutional Money Market Fund(w)		107	107

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,546,721)			8,546,721

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(n) — 9.0%
U.S. Treasury Bills
2.083%	10/25/18(k)	28,000	27,961,150

(cost $27,961,173)

REPURCHASE AGREEMENT(m) — 4.3%
U.S. Treasury Notes, 2.330%, dated 09/28/18, due 10/01/18 in the amount of $13,402,602 (cost $13,400,000)		13,400	13,399,999

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER(n) — 3.5%
AT&T, Inc.
2.694%	10/05/18	2,303	$2,301,939
2.694%	10/09/18	650	649,524
Ford Motor Credit Co.
2.860%	02/20/19	2,000	1,976,035
Mondelez International, Inc.
2.619%	10/01/18	1,350	1,349,733
Sempra Energy Holdings
2.431%	10/04/18	1,000	999,601
Sunoco LP
2.607%	11/01/18	2,000	1,995,365
VW Credit, Inc.
2.577%	01/07/19	750	744,477
2.577%	01/08/19	750	744,420

TOTAL COMMERCIAL PAPER (cost $10,764,872)			10,761,094

TOTAL SHORT-TERM INVESTMENTS (cost $60,672,766)			60,668,964

TOTAL INVESTMENTS — 105.7% (cost $331,220,022)			327,717,225
Liabilities in excess of other assets(z) — (5.7)%			(17,616,535)

NET ASSETS — 100.0%			$310,100,690

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $600,000 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as
collateral for centrally cleared/exchange-traded derivatives.
(m)	Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rate 2.625%, maturity date 06/15/21) with the aggregate value, including accrued interest, of $13,767,854.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A1051

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
825	5 Year U.S. Treasury Notes	Dec. 2018	$92,793,164	$(48,094)
505	10 Year U.S. Treasury Notes	Dec. 2018	59,984,531	(118,391)
9	10 Year Euro-Bund.	Dec. 2018	1,659,267	(731)

				(167,216)

Short Positions:
483	90 Day Euro Dollar	Jun. 2019	117,139,575	12,075
101	Euro-BTP Italian Government Bond	Dec. 2018	14,522,217	414,204

				426,279

				$259,063

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/10/18	BNP Paribas	ARS	52,867	$1,798,212	$1,259,048	$—	$(539,164)
Expiring 10/11/18	Barclays Capital Group	ARS	13,538	359,576	321,963	—	(37,613)
Expiring 10/11/18	Citigroup Global Markets	ARS	92,539	2,457,229	2,200,782	—	(256,447)
Brazilian Real,
Expiring 10/02/18	Citigroup Global Markets	BRL	3,067	741,000	759,193	18,193	—
Expiring 10/02/18	Deutsche Bank AG	BRL	3,918	958,697	969,894	11,197	—
Chilean Peso,
Expiring 10/05/18	BNP Paribas	CLP	653,870	1,019,886	994,166	—	(25,720)
Expiring 10/05/18	JPMorgan Chase	CLP	492,450	764,793	748,738	—	(16,055)
Japanese Yen,
Expiring 10/24/18	Morgan Stanley	JPY	492,230	4,451,649	4,340,651	—	(110,998)
Expiring 10/29/18	Morgan Stanley	JPY	44,272	401,108	390,555	—	(10,553)
Expiring 11/05/18	Morgan Stanley	JPY	294,884	2,672,960	2,602,716	—	(70,244)
Mexican Peso,
Expiring 11/14/18	Hong Kong & Shanghai Bank	MXN	6,302	332,556	334,147	1,591	—
Expiring 11/16/18	Morgan Stanley	MXN	27,906	1,462,765	1,479,205	16,440	—
New Taiwanese Dollar,
Expiring 10/11/18	Citigroup Global Markets	TWD	138,420	4,562,280	4,537,370	—	(24,910)
Peruvian Nuevo Sol,
Expiring 12/17/18	Citigroup Global Markets	PEN	1,851	558,000	558,359	359	—
Russian Ruble,
Expiring 10/15/18	Barclays Capital Group	RUB	74,237	1,110,000	1,131,171	21,171	—
Expiring 10/15/18	Hong Kong & Shanghai Bank	RUB	200,246	2,962,000	3,051,215	89,215	—
Expiring 10/15/18	Hong Kong & Shanghai Bank	RUB	21,349	319,000	325,303	6,303	—
Expiring 11/21/18	Morgan Stanley	RUB	42,360	629,790	642,943	13,153	—
Turkish Lira,
Expiring 10/19/18	Hong Kong & Shanghai Bank	TRY	9,647	1,505,905	1,576,322	70,417	—

				$29,067,406	$28,223,741	248,039	(1,091,704)

A1052

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/10/18	BNP Paribas	ARS	52,867	$1,798,212	$1,259,048	$539,164	$—
Australian Dollar,
Expiring 11/15/18	Citigroup Global Markets	AUD	1,562	1,133,048	1,129,481	3,567	—
Brazilian Real,
Expiring 10/02/18	Morgan Stanley	BRL	6,985	1,687,000	1,729,087	—	(42,087)
Expiring 11/05/18	Deutsche Bank AG	BRL	3,918	956,170	967,255	—	(11,085)
British Pound,
Expiring 11/15/18	Bank of America	GBP	203	268,209	265,169	3,040	—
Expiring 11/15/18	Barclays Capital Group	GBP	113	148,665	147,607	1,058	—
Expiring 11/15/18	Hong Kong & Shanghai Bank	GBP	800	1,052,839	1,044,999	7,840	—
Canadian Dollar,
Expiring 11/15/18	Hong Kong & Shanghai Bank	CAD	1,669	1,290,648	1,293,458	—	(2,810)
Chilean Peso,
Expiring 10/05/18	BNP Paribas	CLP	653,870	1,019,886	994,166	25,720	—
Expiring 10/05/18	JPMorgan Chase	CLP	492,450	764,793	748,738	16,055	—
Euro,
Expiring 11/15/18	Citigroup Global Markets	EUR	5,461	6,414,679	6,365,109	49,570	—
Expiring 11/15/18	Citigroup Global Markets	EUR	806	947,467	939,438	8,029	—
Expiring 11/15/18	Citigroup Global Markets	EUR	132	155,760	153,854	1,906	—
Japanese Yen,
Expiring 10/24/18	Morgan Stanley	JPY	492,230	4,451,649	4,340,651	110,998	—
Expiring 10/29/18	Morgan Stanley	JPY	44,272	401,108	390,555	10,553	—
Expiring 11/05/18	Morgan Stanley	JPY	294,884	2,672,960	2,602,716	70,244	—
Expiring 11/15/18	Citigroup Global Markets	JPY	150,900	1,348,205	1,332,877	15,328	—
Expiring 11/15/18	Citigroup Global Markets	JPY	16,800	149,564	148,392	1,172	—
Mexican Peso,
Expiring 11/16/18	Morgan Stanley	MXN	27,906	1,462,765	1,479,205	—	(16,440)
New Taiwanese Dollar,
Expiring 10/11/18	Citigroup Global Markets	TWD	138,420	4,562,280	4,537,370	24,910	—
Expiring 12/19/18	Morgan Stanley	TWD	57,721	1,885,000	1,901,742	—	(16,742)
Russian Ruble,
Expiring 11/21/18	Morgan Stanley	RUB	42,360	629,790	642,943	—	(13,153)
Singapore Dollar,
Expiring 12/19/18	Hong Kong & Shanghai Bank	SGD	2,629	1,922,274	1,926,642	—	(4,368)

				$37,122,971	$36,340,502	889,154	(106,685)

						$1,137,193	$(1,198,389)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Federal Republic of Brazil	12/20/23	1.000	%(Q)	1,100	2.604%	$(80,131)	$(89,351)	$9,220	Citigroup Global Markets
Republic of Colombia	12/20/23	1.000	%(Q)	1,100	1.102%	(5,093)	(9,054)	3,961	Citigroup Global Markets
Russian Federation	12/20/23	1.000	%(Q)	1,100	1.432%	(22,058)	(27,095)	5,037	Bank of America

						$(107,282)	$(125,500)	$18,218

A1053

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
ICE CDX.NA.HY.30	06/20/23	5.000	%(Q)	4,700	3.070%	$346,484	$372,080	$25,596
ICE CDX.NA.IG.30	06/20/23	1.000	%(Q)	4,700	0.545%	90,323	94,618	4,295
ICE CDX.NA.IG.31	12/20/23	1.000	%(Q)	22,300	0.597%	401,641	436,351	34,710

						$838,448	$903,049	$64,601

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
BRL	15,000	01/02/20	7.500%(T)	1 Day BROIS(2)(T)	$(29,485)	$(17,769)	$11,716
EUR	12,900	12/19/23	0.500%(A)	6 Month EURIBOR(2)(S)	63,857	36,158	(27,699)
EUR	2,600	12/19/48	1.500%(A)	6 Month EURIBOR(1)(S)	48,696	35,908	(12,788)
GBP	15,700	12/19/23	1.250%(S)	6 Month GBP LIBOR(1)(S)	203,065	228,102	25,037
JPY	1,600,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(61,538)	(54,294)	7,244
MXN	45,300	09/30/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	(148,864)	(129,789)	19,075
	35,100	12/19/28	3.000%(S)	3 Month LIBOR(1)(Q)	394,875	501,312	106,437
	19,000	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	579,157	661,289	82,132

					$1,049,763	$1,260,917	$211,154

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

A1054

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$1,383,258	$2,312,787
Goldman Sachs & Co.	750,393	1,008,599

Total	$2,133,651	$3,321,386

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$42,843,796	$—
Other	—	3,706,715	—
Residential Mortgage-Backed Securities	—	2,666,850	—
Student Loans	—	31,496,303	—
Commercial Mortgage-Backed Securities	—	3,678,056	—
Corporate Bonds	—	52,357,753	—
Municipal Bonds	—	2,359,960	—
Residential Mortgage-Backed Securities	—	17,394,222	600,000
Sovereign Bonds	—	2,074,628	—
U.S. Government Agency Obligation	—	39,951,573	—
U.S. Treasury Obligations	—	94,643,300	—
Common Stock	—	1,236,255	—
Affiliated Mutual Funds	8,546,721	—	—
Repurchase Agreement	—	13,399,999	—
Commercial Paper	—	10,761,094	—
Other Financial Instruments*
Futures Contracts	259,063	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(61,196)	—
OTC Credit Default Swap Agreements	—	(107,282)	—
Centrally Cleared Credit Default Swap Agreements	—	64,601	—
Centrally Cleared Interest Rate Swap Agreements	—	211,154	—

Total	$8,805,784	$318,677,781	$600,000

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities
Balance as of 12/31/17	$1,114,554	$2,228,178
Realized gain (loss)	(299,104)	98,582
Change in unrealized appreciation (depreciation)	923,086	(167,984)
Purchases/Exchanges/Issuances	—	600,000
Sales/Paydowns	(1,743,764)	(2,166,290)
Accrued discount/premium	5,228	7,514
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 09/30/18	$—	$600,000

A1055

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Bank Loans	Residential Mortgage-Backed Securities
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2018	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$600,000	Market Approach	Single Broker Indicative Quote

A1056

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.6%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	56,144,224	$605,234,740
AST AQR Emerging Markets Equity Portfolio*	279,530	3,278,891
AST AQR Large-Cap Portfolio*	13,932,490	278,371,143
AST BlackRock Low Duration Bond Portfolio*	5,796,533	62,486,621
AST BlackRock/Loomis Sayles Bond Portfolio*	23,864,507	321,454,909
AST ClearBridge Dividend Growth Portfolio* .	7,514,851	139,024,752
AST Goldman Sachs Global Income Portfolio*	26,995,585	285,343,328
AST Goldman Sachs Large-Cap Value Portfolio*	1,240,749	40,237,476
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,498,287	15,821,914
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	49,562,132
AST High Yield Portfolio*	7,889,887	81,818,126
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,660,580	114,027,069
AST International Growth Portfolio*	9,711,243	177,230,189
AST International Value Portfolio*	7,684,903	157,924,748
AST Jennison Large-Cap Growth Portfolio* .	2,621,086	96,167,631
AST Loomis Sayles Large-Cap Growth Portfolio*	2,739,819	150,881,806
AST MFS Growth Portfolio*	3,277,226	94,187,469
AST MFS Large-Cap Value Portfolio*	7,332,607	149,731,826
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	244,767	8,696,576
AST Parametric Emerging Markets Equity Portfolio*	200,302	1,852,797
AST PIMCO Dynamic Bond Fund*	10,719,956	102,589,981
AST Prudential Core Bond Portfolio*	70,743,966	853,172,227
AST QMA International Core Equity Portfolio*	6,077,476	75,664,577
AST QMA Large-Cap Portfolio*	13,802,546	282,124,048
AST Small-Cap Growth Opportunities
Portfolio*	1,624,508	37,282,455
AST Small-Cap Growth Portfolio*	757,330	40,426,250
AST Small-Cap Value Portfolio*	555,488	16,486,882
AST T. Rowe Price Large-Cap Growth
Portfolio*	2,910,765	120,418,351
AST T. Rowe Price Large-Cap Value
Portfolio*	7,182,147	111,897,843
AST Templeton Global Bond Portfolio*	131,266	1,438,680
AST WEDGE Capital Mid-Cap Value
Portfolio*	335,067	8,802,208
AST Wellington Management Global Bond
Portfolio*	66,419,061	710,683,958
AST Western Asset Core Plus Bond
Portfolio*	54,833,665	680,485,781
AST Western Asset Emerging Markets Debt
Portfolio*	1,359,819	14,658,850

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $5,080,522,322)(w)		$5,889,466,234

SHORT-TERM INVESTMENTS — 9.0%

AFFILIATED MUTUAL FUND — 8.8%
PGIM Core Ultra Short Bond Fund (cost $572,961,824)(w)	572,961,824	572,961,824

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $10,350,831)
2.139%	12/20/18	10,400	10,350,802

TOTAL SHORT-TERM INVESTMENTS (cost $583,312,655)			583,312,626

TOTAL INVESTMENTS — 99.6% (cost $5,663,834,977)			6,472,778,860
Other assets in excess of liabilities(z) — 0.4%			27,238,283

NET ASSETS — 100.0%			$6,500,017,143

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A1057

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
790	2 Year U.S. Treasury Notes	Dec. 2018	$166,480,157	$(453,010)
1,262	10 Year U.S. Treasury Notes	Dec. 2018	149,901,938	(1,830,718)
116	CAC40 10 Euro	Oct. 2018	7,393,352	228,286
22	DAX Index	Dec. 2018	7,817,141	114,306
245	Euro STOXX 50 Index	Dec. 2018	9,634,560	184,101
38	FTSE 100 Index	Dec. 2018	3,708,024	112,927
12	Mini MSCI EAFE Index	Dec. 2018	1,185,300	16,830
178	Russell 2000 E-Mini Index	Dec. 2018	15,137,120	(249,200)
327	S&P 500 E-Mini Index	Dec. 2018	47,725,649	372,650
92	S&P 500 Index	Dec. 2018	67,137,000	527,749
109	TOPIX Index	Dec. 2018	17,435,971	1,347,870

				$371,791

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$98,442	$10,350,802

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,462,428,058	$—	$—
U.S. Treasury Obligation	—	10,350,802	—
Other Financial Instruments*
Futures Contracts	371,791	—	—

Total	$6,462,799,849	$10,350,802	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1058

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.4%

ASSET-BACKED SECURITIES — 25.2%

Automobiles — 0.8%
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C	2.690%		06/19/23	2,180	$2,140,775
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	5,100	5,033,694
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class A, 144A	3.700%		09/20/24	7,800	7,758,228
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	900	892,184
Hertz Vehicle Financing II LP, Series 2016-2A, Class A, 144A	2.950%		03/25/22	300	295,168
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class B, 144A	2.880%		06/15/21	2,500	2,486,135
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 144A	3.710%		04/14/25	4,600	4,582,447

					23,188,631

Collateralized Loan Obligations — 17.9%
Allegro CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.100%, 144A	3.342%	(c)	07/15/31	5,000	4,981,738
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 3 Month LIBOR + 1.490%, 144A	3.829%	(c)	10/15/28	8,750	8,755,329
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	3.609%	(c)	07/15/30	8,500	8,510,343
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A	3.619%	(c)	07/15/29	2,500	2,502,567
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A	3.639%	(c)	01/16/30	5,500	5,496,669
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.322%	(c)	04/23/31	5,000	4,962,625
Battalion CLO Ltd, Series 2018-12A, Class A1, 3 Month LIBOR + 1.070%, 144A	3.400%	(c)	05/17/31	5,000	4,975,724
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 3 Month LIBOR + 1.040%, 144A	3.376%	(c)	07/17/28	9,900	9,898,113
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A	3.673%	(c)	07/18/30	5,500	5,513,026
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	3.667%	(c)	04/13/27	4,500	4,500,956
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.306%	(c)	04/17/31	10,000	9,931,200
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 3 Month LIBOR + 1.450%, 144A	3.798%	(c)	01/20/29	12,000	12,016,014
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A	3.568%	(c)	07/20/31	2,750	2,754,885

A1059

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A	3.733%	(c)	10/18/26	5,000	$5,001,803
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.457%	(c)	01/22/31	5,000	4,986,699
CIFC Funding Ltd. (Cayman Islands), Series 2018-2A, Class A1, 3 Month LIBOR + 1.040%, 144A	3.093%	(c)	04/20/31	7,000	6,971,675
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 3 Month LIBOR + 1.450%, 144A	3.789%	(c)	07/15/26	2,450	2,451,469
Elevation CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.519%	(c)	10/15/26	8,750	8,750,598
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A	3.883%	(c)	04/18/27	3,750	3,761,745
Elevation CLO Ltd. (Cayman Islands), Series 2018-9A, Class A1, 3 Month LIBOR + 1.120%, 144A	3.336%	(c)	07/15/31	10,000	9,963,381
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 3 Month LIBOR + 0.850%, 144A	3.189%	(c)	01/16/26	10,000	9,969,183
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.035%	(c)	04/15/31	15,000	14,928,819
Greywolf CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1, 3 Month LIBOR + 1.180%, 144A	3.528%	(c)	10/20/31	21,750	21,740,062
Jackson Mill CLO Ltd (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.169%	(c)	04/15/27	20,000	19,929,356
KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 3 Month LIBOR + 1.270%, 144A	3.603%	(c)	07/18/30	20,000	20,020,176
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.519%	(c)	07/15/26	15,000	15,001,864
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.539%	(c)	10/15/26	15,000	15,001,120
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 3 Month LIBOR + 1.110%, 144A	3.324%	(c)	04/25/31	15,000	14,935,924
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.472%	(c)	02/20/31	10,000	9,983,027
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.549%	(c)	01/16/31	9,000	9,001,534
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.587%	(c)	10/12/30	1,500	1,501,905
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 3 Month LIBOR + 1.120%, 144A	3.459%	(c)	07/15/31	10,000	9,966,501
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.189%	(c)	01/15/28	6,000	5,972,711

A1060

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.415%	(c)	04/26/31	15,100	$15,020,539
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A	3.599%	(c)	07/15/30	6,250	6,258,306
OZLM Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A	3.416%	(c)	04/17/31	9,000	8,955,861
OZLM Ltd. (Cayman Islands), Series 2014-7RA, Class A1R, 3 Month LIBOR + 1.010%, 144A	3.346%	(c)	07/17/29	10,000	9,971,065
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	3.466%	(c)	01/17/31	4,000	3,993,590
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.612%	(c)	05/21/29	5,000	5,008,380
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A	3.618%	(c)	07/20/30	10,750	10,763,414
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.362%	(c)	07/16/31	6,000	5,978,278
Prudential PLC (United Kingdom), Series 2018-1A, Class A, 3 Month LIBOR + 1.150%, 144A	3.643%	(c)	07/15/31	10,000	9,984,888
Rockford Tower CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.160%, 144A	3.589%	(c)	10/20/31	15,000	14,976,038
Shackleton CLO Ltd. (Cayman Islands), Series 2015-7RA, Class A1, 3 Month LIBOR + 1.170%, 144A	3.509%	(c)	07/15/31	16,750	16,735,170
Sound Point CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.405%	(c)	01/26/31	4,000	3,986,240
Sound Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A	3.615%	(c)	07/25/30	4,500	4,505,672
Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A	3.576%	(c)	01/17/30	6,750	6,736,686
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A	3.889%	(c)	01/15/29	3,500	3,505,604
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A	3.569%	(c)	07/15/29	1,500	1,501,398
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.488%	(c)	01/20/31	6,000	5,988,187
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A	3.350%	(c)	10/18/31	16,000	16,000,131
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A	4.035%	(c)	10/25/28	11,500	11,505,766

A1061

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A	3.655%	(c)	07/25/29	6,500	$6,511,071
Trinitas CLO Ltd. (Cayman Islands), Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A	3.545%	(c)	01/25/31	5,000	5,001,079
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.305%	(c)	04/25/31	8,000	7,944,199
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 3 Month LIBOR + 1.650%, 144A	3.998%	(c)	10/20/28	7,750	7,753,635
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A	3.668%	(c)	04/20/29	9,000	9,013,997
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.486%	(c)	01/17/31	4,500	4,492,523
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 1.100%, 144A	3.470%	(c)	07/17/31	20,000	19,902,708
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A	3.709%	(c)	07/15/29	7,750	7,766,714
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.289%	(c)	04/15/29	15,000	14,948,044

					539,347,924

Consumer Loans — 1.6%
Lendmark Funding Trust, Series 2017-2A, Class A, 144A	2.800%		05/20/26	4,900	4,825,376
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 144A	2.920%		12/20/29	7,500	7,389,158
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	88	87,691
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	6,400	6,419,578
OneMain Financial Issuance Trust, Series 2017-1A, Class B, 144A	2.790%		09/14/32	1,500	1,452,211
Oportun Funding LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	3,250	3,194,521
Oportun Funding LLC, Series 2017-B, Class A, 144A	3.220%		10/10/23	7,500	7,383,930
Oportun Funding LLC, Series 2018-A, Class A, 144A	3.610%		03/08/24	2,970	2,937,001
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 1 Month LIBOR + 2.650%, 144A	4.866%	(c)	08/25/25	1,800	1,814,589
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	6,667	6,637,710
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	7,199	7,199,096

					49,340,861

Credit Cards — 0.3%
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	2.758%	(c)	12/15/26	8,400	8,469,434

A1062

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans — 1.8%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	3.266%	(c)	12/25/33	323	$320,804
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1, 1 Month LIBOR + 0.640%	2.856%	(c)	05/25/34	1,092	1,065,623
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.996%	(c)	04/25/34	1,966	1,940,183
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	3.566%	(c)	02/25/33	1,103	1,090,743
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	3.296%	(c)	01/25/34	1,664	1,665,355
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.830%.	3.041%	(c)	08/25/33	376	366,190
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	2.916%	(c)	06/25/34	2,015	2,008,043
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2, 1 Month LIBOR + 3.530%	5.683%	(c)	01/15/33	50	50,374
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1, 1 Month LIBOR + 0.980%	3.133%	(c)	12/15/33	805	804,678
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	3.026%	(c)	06/25/34	2,347	2,345,070
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1, 1 Month LIBOR + 1.050%	3.266%	(c)	12/25/34	1,169	1,136,005
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	3.236%	(c)	06/25/34	3,014	3,055,853
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3, 1 Month LIBOR + 1.500%	3.716%	(c)	03/25/43	820	810,242
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.860%	3.071%	(c)	07/25/34	2,973	2,973,470
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	2.696%	(c)	01/25/34	3,566	3,460,008
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1 Month LIBOR + 0.900%	3.116%	(c)	12/25/34	786	787,149
Home Equity Asset Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	3.416%	(c)	10/25/33	781	769,588
Home Equity Asset Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	3.266%	(c)	02/25/34	2,171	2,124,786
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	2.916%	(c)	09/25/34	855	843,306
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%.	3.116%	(c)	04/25/34	2,384	2,355,131

A1063

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.936%	(c)	12/25/34	4,531	$4,481,678
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.236%	(c)	10/25/33	157	155,228
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4, 1 Month LIBOR + 0.740%	2.956%	(c)	01/25/34	1,566	1,555,185
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	3.116%	(c)	05/25/34	2,226	2,222,029
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1, 1 Month LIBOR + 1.580%	3.791%	(c)	11/25/32	561	560,066
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 1 Month LIBOR + 0.710%	2.921%	(c)	08/25/35	1,955	1,961,734
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000%	(cc)	12/25/57	4,572	4,591,759
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-5, Class A2, 1 Month LIBOR + 0.640%	2.856%	(c)	08/25/33	905	886,569
Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	3.116%	(c)	01/25/34	5,396	5,357,693
Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 1 Month LIBOR + 1.000%	3.216%	(c)	12/25/33	939	922,845
Saxon Asset Securities Trust, Series 2004-1, Class A, 1 Month LIBOR + 0.540%	2.756%	(c)	03/25/35	405	386,882

					53,054,269

Other — 0.1%
Oportun Funding LLC, Series 2018-B, Class A, 144A	3.910%		07/08/24	4,800	4,780,191

Residential Mortgage-Backed Securities — 2.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R1, Class A2, 1 Month LIBOR + 0.600%	2.816%	(c)	02/25/34	246	235,961
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 1 Month LIBOR + 0.780%	2.996%	(c)	10/25/34	1,053	1,049,406
Countrywide Asset-Backed Certificates Trust, Series 2004-12, Class AF6	4.634%	(cc)	03/25/35	71	72,189
Countrywide Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	3.266%	(c)	11/25/34	1,012	1,012,953
Countrywide Asset-Backed Certificates Trust, Series 2004-SD1, Class A1, 1 Month LIBOR + 0.680%, 144A	2.896%	(c)	06/25/33	569	566,649
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB4, Class A6	5.872%	(cc)	05/25/35	98	97,898
CSMC Trust, Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A	5.254%	(c)	12/26/46	9,955	10,140,447

A1064

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A	3.992%	(c)	01/28/70		1,976	$2,012,741
LSFVT, Series 2018-1^	3.982%	(c)	04/01/21		12,760	12,721,449
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3, 1 Month LIBOR + 2.480%	4.691%	(c)	06/25/34		1,102	1,098,752
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2, 1 Month LIBOR + 1.850%	4.061%	(c)	01/25/35		795	800,954
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 1 Month LIBOR + 0.800%	3.016%	(c)	07/25/34		6,991	6,965,402
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1 Month LIBOR + 0.840%	3.056%	(c)	08/25/34		838	841,101
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4, 1 Month LIBOR + 0.940%	3.156%	(c)	09/25/34		2,869	2,858,500
TFS (Spain), Series 2018-3, Class A1, 1 Month EURIBOR + 2.900%	2.900%	(c)	03/16/23	EUR	9,580	11,122,851
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750%	(cc)	06/25/57		3,282	3,189,775
Towd Point Mortgage Trust, Series 2017-6, Class A1, 144A	2.750%	(cc)	10/25/57		8,738	8,520,162
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		06/25/47		756	750,540
VOLT LXIX LLC, Series 2018-NPL5, Class A1A, 144A	4.213%		08/25/48		100	99,802

						64,157,532

Student Loans — 0.6%
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 Month LIBOR + 0.850%, 144A	3.066%	(c)	05/25/41		2,374	2,394,416
Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1 Month LIBOR + 1.000%, 144A	3.216%	(c)	01/25/41		1,046	1,057,373
Earnest Student Loan Program LLC, Series 2017-A, Class A2, 144A	2.650%		01/25/41		3,148	3,080,544
Laurel Road Prime Student Loan Trust, Series 2018-C, Class A, 144A	— %	(p)	08/25/43		10,550	10,680,466

						17,212,799

TOTAL ASSET-BACKED SECURITIES (cost $754,868,108)						759,551,641

BANK LOANS — 0.4%

Internet Software & Services — 0.1%
McAfee LLC, Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.740%	(c)	09/30/24		3,678	3,705,865

Oil & Gas — 0.2%
EG America, LLC, Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.390%	(c)	03/23/26		1,600	1,578,000
EG Finco, Ltd., Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750%	(c)	04/06/26	EUR	935	1,086,938

A1065

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)

Oil & Gas (cont’d.)
EG Finco, Ltd., Term B, 3 Month GBP LIBOR + 4.750%	1.850%	(c)	02/06/25	GBP	806	$1,049,168
EG Finco, Ltd., Term B1, 3 Month EURIBOR + 4.000%	1.333%	(c)	02/07/25	EUR	1,179	1,370,145
EG Finco, Ltd., Term B3, 3 Month EURIBOR + 4.000%	4.000%	(c)	02/07/25	EUR	600	698,034

						5,782,285

Pharmaceuticals — 0.1%
Avantor, Inc., Initial Euro Term Loan, 1 Month EURIBOR + 4.250%	4.250%	(c)	11/21/24	EUR	908	1,063,618

Technology Hardware, Storage & Peripherals — 0.0%
Dell International, LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.750%	(c)	12/31/18		987	987,233

TOTAL BANK LOANS (cost $11,762,960)						11,539,001

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.0%
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60		20,000	19,066,322
BANK, Series 2018-BN13, Class A4	3.953%		08/15/61		11,300	11,404,233
Benchmark Mortgage Trust, Series 2018-B2, Class A4	3.615%		02/15/51		7,550	7,459,133
Benchmark Mortgage Trust, Series 2018-B5, Class A3	3.944%		07/15/51		15,825	15,995,578
CD Mortgage Trust, Series 2017-CD5, Class A3	3.171%		08/15/50		9,000	8,606,267
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49		19,000	17,914,403
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3	3.197%		08/15/50		12,600	12,026,730
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		8,883	8,672,179
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		8,693	8,745,273
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48		11,112	11,061,128
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48		22,600	22,414,908
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A3	3.209%		10/12/50		9,800	9,382,434
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47		17,000	16,775,593
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47		15,300	15,192,254
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47		8,000	7,895,266
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48		16,750	16,418,690
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		15,000	14,537,672
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48		19,100	18,869,026
Commercial Mortgage Trust, Series 2015-LC23, Class A3	3.521%		10/10/48		13,500	13,391,391
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49		12,000	11,266,555

A1066

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	$21,431,133
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4	3.191%		11/15/50	7,625	7,270,654
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class A3	3.958%		08/15/51	7,000	7,057,214
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		08/10/49	11,300	10,506,028
Fannie Mae-Aces, Series 2015-M17, Class A2	3.035%	(cc)	11/25/25	10,700	10,418,064
Fannie Mae-Aces, Series 2017-M4, Class A2	2.683%	(cc)	12/25/26	25,000	23,324,112
Fannie Mae-Aces, Series 2018-M4, Class A2	3.144%	(cc)	03/25/28	9,750	9,320,773
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.674%	(cc)	06/25/20	28,747	584,622
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.549%	(cc)	05/25/22	44,780	1,872,415
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.586%	(cc)	06/25/22	24,306	1,079,118
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.968%	(cc)	09/25/22	39,050	1,069,937
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.982%	(cc)	10/25/22	31,999	931,119
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.803%	(cc)	11/25/25	130,956	5,022,567
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.501%	(cc)	03/25/26	27,735	2,318,720
FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class A2	3.303%	(cc)	11/25/27	8,700	8,518,444
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	4,300	4,249,180
FHLMC Multifamily Structured Pass-Through Certificates, Series K073, Class A2	3.350%		01/25/28	5,000	4,903,723
FHLMC Multifamily Structured Pass-Through Certificates, Series K075, Class AM	3.650%	(cc)	02/25/28	8,075	8,050,456
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.858%	(cc)	05/25/19	33,070	192,215
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.803%	(cc)	07/25/19	32,456	221,838
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.276%	(cc)	02/25/32	29,419	4,259,489
FHLMC Multifamily Structured Pass-Through Certificates, Series W5FX, Class AFX	3.336%	(cc)	04/25/28	5,230	5,059,571
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	7,896,094
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	4,500	4,477,665
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224%		07/15/50	15,500	14,861,552
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	793	792,947
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	4,920,106
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	1,893	1,874,345
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	6,403	6,211,358
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	4,502	4,402,223

A1067

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%	05/15/46	13,600	$13,225,170
UBS Commercial Mortgage Trust, Series 2018-C12, Class A4	4.030%	08/15/51	11,500	11,623,275
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%	02/15/51	10,175	10,281,477
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	11,745	11,508,142
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	12,184	11,943,661
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%	08/15/50	3,610	3,600,592
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%	04/15/50	15,000	14,375,014
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2	2.399%	08/15/49	11,300	10,329,157
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%	12/15/49	5,800	5,691,030
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%	10/15/49	15,500	14,425,958
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%	07/15/50	9,500	9,076,997
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class ASB	3.212%	09/15/50	6,900	6,707,747
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A3	3.210%	11/15/50	15,000	14,328,266
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3	3.888%	08/15/51	13,500	13,459,117

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $621,542,614)				600,768,320

			Shares

COMMON STOCK — 0.0%

Oil & Gas
Frontera Energy Corp. (Colombia)* (cost $1,279,096)			64,148	898,072

			Principal Amount (000)#

CORPORATE BONDS — 29.3%

Aerospace & Defense — 0.3%
General Dynamics Corp., Gtd. Notes	2.875%	05/11/20	4,585	4,573,923
General Dynamics Corp., Gtd. Notes	3.000%	05/11/21	565	561,979
United Technologies Corp., Sr. Unsec’d. Notes	4.125%	11/16/28	3,625	3,600,242

				8,736,144

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297%	08/14/20	2,340	2,293,122
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%	08/15/24	6,445	6,142,972

A1068

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom), Gtd. Notes	7.000%		08/04/41		1,350	$1,602,957

						10,039,051

Airlines — 0.6%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%		12/15/29		2,688	2,558,194
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%		10/11/25		3,883	3,913,135
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		04/29/26		966	965,693
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400%		04/19/21		7,770	7,722,120
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		04/07/30		3,213	2,985,699

						18,144,841

Apparel — 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	1,345	1,631,212

Auto Manufacturers — 0.8%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100%		04/12/21		1,455	1,445,475
BMW US Capital LLC (Germany), Gtd. Notes, 3 Month LIBOR + 0.410%, 144A	2.747%	(c)	04/12/21		1,090	1,093,604
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(h)	3.100%		05/04/20		2,645	2,636,965
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%		05/04/21		4,410	4,390,441
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43		1,000	832,676
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%		12/08/46		435	387,436
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25		4,620	4,425,328
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		5,215	5,347,604
General Motors Financial Co., Inc., Gtd. Notes	3.550%		04/09/21		950	949,344
General Motors Financial Co., Inc., Gtd. Notes, 3 Month LIBOR + 0.850%	3.189%	(c)	04/09/21		1,260	1,264,813

						22,773,686

Auto Parts & Equipment — 0.4%
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A	3.250%		09/15/23	EUR	2,240	2,676,609
Lear Corp., Sr. Unsec’d. Notes	5.250%		01/15/25		6,325	6,535,799
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22		1,634	1,654,445

						10,866,853

Banks — 10.6%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.125%		02/23/23		1,000	949,063
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%		04/11/22		2,600	2,544,746
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%		04/12/23		1,400	1,367,797
Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.457%	(c)	04/12/23		1,000	1,001,974
Bank of America Corp., Jr. Sub. Notes	5.125%		12/31/49		4,145	4,176,088
Bank of America Corp., Jr. Sub. Notes	6.300%		12/31/49		1,490	1,590,575
Bank of America Corp., Sr. Unsec’d. Notes	3.004%		12/20/23		1,938	1,880,703

A1069

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., Sr. Unsec’d. Notes	3.419%		12/20/28	13,042	$12,241,091
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824%		01/20/28	7,665	7,458,973
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23	1,245	1,269,803
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.271%		07/23/29	1,010	1,008,782
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	8,575	8,395,784
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	6,375	6,382,689
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	3.100%		04/13/21	1,640	1,633,454
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%	2.797%	(c)	04/13/21	1,600	1,606,400
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%		12/31/49	3,465	3,322,069
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	3,445	3,424,671
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	2,010	1,957,546
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	725	703,276
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%		05/16/29	4,900	4,824,883
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.500%		03/01/23	7,590	7,403,192
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450%		04/30/21	11,965	11,952,597
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	2,060	1,982,438
Citibank NA, Sr. Unsec’d. Notes	3.050%		05/01/20	14,140	14,132,398
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	1,780	1,661,464
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%		07/24/28	2,000	1,904,359
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%		01/10/28	1,540	1,495,094
Citigroup, Inc., Jr. Sub. Notes	5.950%		12/31/49	2,575	2,651,091
Citigroup, Inc., Jr. Sub. Notes	6.125%		12/31/49	4,975	5,183,328
Citigroup, Inc., Jr. Sub. Notes	6.250%		12/31/49	3,315	3,460,031
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,940	1,882,311
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	945	1,364,075
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	1,000	985,857
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	3,745	3,701,729
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	3,835	3,740,768
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450%		04/16/21	1,700	1,693,185
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	5,555	5,488,000
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	3,960	3,887,113
Development Bank of Japan, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.000%		10/19/21	600	576,814
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	4,250	4,089,949
Discover Bank, Sr. Unsec’d. Notes	3.350%		02/06/23	5,855	5,685,648
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.300%		12/31/49	1,035	1,035,518
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%		12/31/49	7,490	7,639,800
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	4,640	4,403,323
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,290	1,253,447
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	3,925	3,807,996

A1070

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%		05/01/29	3,000	$2,956,071
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	13,765	14,644,749
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,750	5,714,038
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,980	1,969,489
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%		12/31/49	7,950	8,128,875
JPMorgan Chase & Co., Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.809%	(c)	12/31/49	4,350	4,368,488
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	4,110	3,820,983
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	5,930	5,620,944
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	9,245	9,163,259
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%		01/23/29	1,310	1,240,825
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%		02/01/28	5,075	4,938,824
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.005%		04/23/29	3,820	3,755,282
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	8,500	8,762,418
Morgan Stanley, Sr. Unsec’d. Notes	4.457%		04/22/39	805	798,958
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	3.772%		01/24/29	3,610	3,465,219
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591%		07/22/28	2,055	1,949,763
Morgan Stanley, Jr. Sub. Notes	5.450%		12/31/49	2,975	3,009,212
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	2,590	2,516,938
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	5,340	5,339,001
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	7,000	7,368,587
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	8,155	7,597,680
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	7,600	7,789,063
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	410	511,176
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	550	543,333
PNC Bank NA, Sub. Notes	4.200%		11/01/25	2,545	2,589,945
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200%		04/30/21	13,425	13,400,268
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.729%	(c)	04/30/21	4,960	4,977,268
State Street Corp., Jr. Sub. Notes	5.250%		12/31/49	3,540	3,603,720
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859%		08/15/23	7,290	7,000,727

					318,346,995

Beverages — 0.1%
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551%		05/25/21	2,540	2,535,393

Building Materials — 0.1%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%		11/15/24	4,015	4,009,981

Chemicals — 0.5%
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	2,105	1,952,388
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	2,500	2,246,792
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	250	265,452
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33	1,305	1,331,323
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	455	465,810
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45	4,910	5,078,851
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%		11/14/22	3,450	3,371,340
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875%		03/27/24	1,530	1,558,949

					16,270,905

A1071

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	5,690	$5,323,741
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%	06/01/34	1,025	1,227,301
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	2,050	2,567,292
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	1,020	956,250
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	935	953,700
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	520	514,150
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	400	410,500

				11,952,934

Computers — 0.1%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	2,560	2,566,468
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	751	751,027

				3,317,495

Diversified Financial Services — 1.1%
American Express Co., Sr. Unsec’d. Notes	3.375%	05/17/21	9,660	9,665,655
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150%	07/24/24	9,635	9,492,797
CDP Financial, Inc. (Canada), Gtd. Notes	3.150%	07/24/24	2,000	1,970,482
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	4,895	4,666,122
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/34	921	917,780
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	1,975	2,033,823
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%	01/15/19	175	175,875
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390%	12/02/24	1,100	1,300,945
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	1,750	1,730,370

				31,953,849

Electric — 2.5%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	545	515,025
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	1,205	1,066,425
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950%	03/01/48	1,750	1,694,417
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%	02/23/27	665	655,863
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	2,365	2,400,546
Commonwealth Edison Co., First Mortgage	4.000%	03/01/48	2,300	2,219,408
Commonwealth Edison Co., First Mortgage	6.450%	01/15/38	2,110	2,663,526
Consumers Energy Co., First Mortgage	4.050%	05/15/48	3,670	3,617,777
Dominion Energy, Inc., Jr. Sub. Notes	2.962%	07/01/19	1,875	1,874,063
Duke Energy Carolinas LLC, First Mortgage	3.950%	03/15/48	5,975	5,699,621
Duke Energy Progress LLC, First Mortgage	3.700%	10/15/46	2,030	1,853,959
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26	740	702,630
Entergy Louisiana LLC, Collateral Trust	4.000%	03/15/33	1,385	1,388,349
Eskom Holdings SOC Ltd. (South Africa), Gov’t. Gtd. Notes, MTN, 144A	6.350%	08/10/28	1,455	1,448,959
Exelon Corp., Jr. Sub. Notes	3.497%	06/01/22	7,110	6,985,912
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,360	3,046,132
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	855	933,314
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.625%	06/15/29	1,000	1,425,670
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, GMTN, 144A	4.250%	08/14/28	1,765	1,674,561

A1072

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Kansas City Power & Light Co., Sr. Unsec’d. Notes	4.200%	03/15/48		2,700	$2,589,661
Northern States Power Co., First Mortgage	3.600%	09/15/47		4,475	4,061,831
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34		2,500	2,841,607
PECO Energy Co., First Mortgage	3.700%	09/15/47		660	606,038
PPL Capital Funding, Inc., Gtd. Notes	4.000%	09/15/47		2,930	2,636,566
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44		1,500	1,560,976
PSEG Power LLC, Gtd. Notes	3.000%	06/15/21		3,750	3,691,880
San Diego Gas & Electric Co., First Mortgage	3.950%	11/15/41		1,125	1,050,316
San Diego Gas & Electric Co., First Mortgage	4.150%	05/15/48		2,220	2,175,534
Southern California Edison Co., First Ref. Mortgage	4.000%	04/01/47		3,550	3,334,516
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41		1,025	1,033,852
Southwestern Electric Power Co., Sr. Unsec’d. Notes	3.850%	02/01/48		4,655	4,169,574
Vistra Energy Corp., Gtd. Notes	7.625%	11/01/24		2,657	2,859,596

					74,478,104

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26		1,540	1,447,600

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20		1,000	1,018,910

Foods — 0.3%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23		75	75,938
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750%	06/15/25		2,755	2,682,681
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	7.250%	06/01/21		2,990	3,034,850
Kellogg Co., Sr. Unsec’d. Notes	3.250%	05/14/21		3,510	3,493,235

					9,286,704

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25		3,620	4,324,649

Gas — 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41		1,200	1,385,610
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43		240	242,738
NiSource, Inc., Sr. Unsec’d. Notes	3.950%	03/30/48		3,210	2,881,058

					4,509,406

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37		2,250	2,821,860
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		2,030	1,998,440
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%	12/15/24	EUR	1,400	1,709,182
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20		890	898,046
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.375%	10/15/28		6,130	6,112,143
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25		2,400	2,475,000
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47		2,000	1,997,488

A1073

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		365	$360,130
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26		1,765	1,676,659
Tenet Healthcare Corp., Sec’d. Notes(a)	5.125%	05/01/25		395	389,075
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		2,750	2,842,400
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41		3,360	3,527,501

					26,807,924

Home Builders — 0.1%
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27		2,240	2,122,400

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26		1,250	1,198,438

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	2,250	2,650,135

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26		2,050	1,949,772

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		1,630	1,538,365
AXIS Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20		1,700	1,762,147
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%	03/27/24	EUR	2,100	2,473,640
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44		3,890	3,890,513
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35		950	1,110,297
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42		1,910	2,308,991
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37		2,155	2,534,057
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43		740	736,869
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42		235	233,742
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34		1,500	1,752,061
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%	05/15/47		2,915	2,827,950
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		890	945,459
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39		246	322,854

					22,436,945

Internet — 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	3.625%	05/15/27	EUR	2,700	3,090,976

Lodging — 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26		2,000	1,865,999
MGM Resorts International, Gtd. Notes	6.000%	03/15/23		2,500	2,584,375
Sands China Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.125%	08/08/25		1,100	1,097,526

					5,547,900

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,950	2,016,666

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37		1,230	1,528,995

A1074

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26		2,500	$2,496,875
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24		5,660	5,575,100
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23		615	617,306
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23		3,150	3,154,882
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25		1,910	1,895,675
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.500%	04/01/28		1,525	1,599,344
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47		1,210	1,146,481
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		4,300	4,624,640
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45		1,000	1,074,983
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24		7,280	6,889,369
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37		775	755,687
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47		1,025	1,002,180
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45		941	879,016
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes	4.000%	01/15/25	EUR	2,200	2,686,723
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		3,500	3,596,250
Warner Media LLC, Gtd. Notes	3.800%	02/15/27		1,075	1,028,302

					40,551,808

Mining — 0.1%
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40		850	1,006,184
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35		1,700	2,103,750

					3,109,934

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		2,390	2,416,888
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22		2,750	2,756,875

					5,173,763

Multi-National — 0.7%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21		9,305	8,930,846
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%	07/18/20		1,365	1,337,086
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23		970	935,444
Inter-American Development Bank (Supranational Bank), Notes	6.800%	10/15/25		2,000	2,399,688
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22		4,792	4,597,469

A1075

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		3,300	$3,346,705

						21,547,238

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		6,200	6,417,000

Oil & Gas — 1.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	2.346%	(s)	10/10/36		7,000	2,966,416
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		55	62,759
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		2,350	2,032,368
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400%		06/15/47		1,800	1,800,612
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39		1,980	2,232,905
CNOOC Finance Ltd. (China), Gtd. Notes	3.000%		05/09/23		1,965	1,883,058
Concho Resources, Inc., Gtd. Notes	4.875%		10/01/47		470	475,521
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34		489	482,549
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41		1,895	2,009,676
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		08/15/34		1,640	1,912,438
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22		2,238	2,245,833
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22		1,455	1,449,034
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%		04/19/27		500	500,940
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24		3,110	3,502,070
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19		1,050	1,088,142
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/15/24		2,000	1,964,099
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21		1,975	1,999,076
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.299%		01/27/25		1,650	1,541,100
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%		01/17/22		112	115,623
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27		810	820,246
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21		1,827	1,987,776
Petroleos Mexicanos (Mexico), Gtd. Notes	4.750%		02/26/29	EUR	2,000	2,363,896
Petroleos Mexicanos (Mexico), Gtd. Notes	5.375%		03/13/22		1,160	1,194,800
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		03/13/27		4,460	4,555,890
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	4.875%		02/21/28	EUR	650	790,152
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/24/22		1,735	1,754,952
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21		4,810	4,963,487
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%		01/23/45		1,323	1,225,098
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%		04/21/27	EUR	890	945,500
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.750%		09/21/47		1,700	1,622,123
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%		03/23/21		1,860	1,873,950

						54,362,089

Oil & Gas Services — 0.2%
Cameron International Corp., Gtd. Notes	5.950%		06/01/41		3,935	4,579,357

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%		05/15/23		2,795	2,767,050
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19		1,120	1,127,031

A1076

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22		1,250	$1,290,445

						5,184,526

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25		5,735	5,550,731
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35		4,430	4,255,030
Allergan Funding SCS, Gtd. Notes	4.550%		03/15/35		6,315	6,142,658
Allergan Sales LLC, Gtd. Notes, 144A	4.875%		02/15/21		2,046	2,106,525
CVS Health Corp., Sr. Unsec’d. Notes	2.875%		06/01/26		4,420	4,053,385
CVS Health Corp., Sr. Unsec’d. Notes	4.780%		03/25/38		1,020	1,015,113
CVS Health Corp., Sr. Unsec’d. Notes	5.050%		03/25/48		1,750	1,789,977
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43		575	600,910
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%		07/15/23		1,900	1,686,250
Mylan NV, Gtd. Notes	2.500%		06/07/19		2,778	2,767,827
Mylan NV, Gtd. Notes	3.150%		06/15/21		4,555	4,486,973
Mylan NV, Gtd. Notes	5.250%		06/15/46		1,190	1,113,069
Nidda Healthcare Holding GmbH (Germany), Sr. Sec’d. Notes, 144A	3.500%		09/30/24	EUR	650	753,633

						36,322,081

Pipelines — 0.9%
Energy Transfer Partners LP, Gtd. Notes	4.950%		06/15/28		2,860	2,911,772
Enterprise Products Operating LLC, Gtd. Notes	5.950%		02/01/41		1,600	1,852,550
MPLX LP, Sr. Unsec’d. Notes	4.500%		04/15/38		2,525	2,379,801
MPLX LP, Sr. Unsec’d. Notes	4.875%		06/01/25		5,275	5,447,692
MPLX LP, Sr. Unsec’d. Notes	5.200%		03/01/47		290	290,583
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%		08/15/22		600	604,500
ONEOK Partners LP, Gtd. Notes	6.850%		10/15/37		3,400	4,054,693
Western Gas Partners LP, Sr. Unsec’d. Notes	5.300%		03/01/48		340	311,635
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%		04/01/44		1,925	1,813,414
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		11/15/21		2,100	2,119,287
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.850%		03/01/48		165	159,503
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.100%		09/15/45		3,500	3,518,165
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400%		03/04/44		2,000	2,060,926

						27,524,521

Real Estate Investment Trusts (REITs) — 0.4%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%		09/01/26		3,300	3,118,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%		03/24/25	EUR	4,000	4,772,525
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%		11/05/19		3,000	2,967,327

						10,858,352

Retail — 0.4%
Brinker International, Inc., Gtd. Notes, 144A	5.000%		10/01/24		2,000	1,890,000
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.036%	(c)	04/17/20		2,440	2,443,709
L Brands, Inc., Gtd. Notes	5.625%		02/15/22		4,175	4,218,002
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%		01/15/22		610	608,266
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%		12/01/25		2,500	2,381,250

						11,541,227

A1077

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,475	$3,445,259

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27		5,245	4,937,864

Software — 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20		3,190	3,207,755
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,955	3,076,894
IQVIA, Inc., Gtd. Notes, 144A	3.500%	10/15/24	EUR	2,300	2,756,980
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56		1,250	1,222,888

					10,264,517

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		129	120,520
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48		1,009	880,440
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42		165	159,251
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		456	452,230
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		1,130	1,605,023
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25		2,970	3,059,100
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33		2,580	2,558,767
Wind Tre SpA (Italy)Sr. Sec’d. Notes, 144A	2.625%	01/20/23	EUR	1,280	1,400,708
Wind Tre SpA (Italy)Sr. Sec’d. Notes, 144A	3.125%	01/20/25	EUR	2,875	3,046,774

					13,282,813

Textiles — 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		891	892,176

TOTAL CORPORATE BONDS (cost $891,147,109)					883,460,393

MUNICIPAL BONDS — 2.2%

Alabama — 0.0%
Alabama Economic Settlement Authority, Revenue Bonds	4.263%	09/15/32		625	636,512

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Series A, Revenue Bonds, BABs	4.839%	01/01/41		2,500	2,799,525

California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49		4,890	6,671,427
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39		1,475	1,798,408
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.008%	07/01/39		4,900	5,916,211
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45		750	1,031,378

A1078

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
State of California, Taxable, General Obligation Unlimited, BABs	7.500%		04/01/34	3,170	$4,383,254

					19,800,678

Colorado — 0.0%
Colorado Bridge Enterprise, Series A, Revenue Bonds, Senior Taxable, BABs	6.078%		12/01/40	1,000	1,229,320

Illinois — 0.4%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%		01/01/40	2,970	3,815,381
State of Illinois, General Obligation Unlimited	5.000%		11/01/22	7,055	7,404,646

					11,220,027

Maryland — 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888%		07/01/43	2,200	2,733,192

Missouri — 0.0%
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%		11/01/41	400	497,216

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%		01/01/41	1,750	2,411,658
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%		01/01/40	1,075	1,538,099
Rutgers State University, Revenue Bonds, BABs	5.665%		05/01/40	1,920	2,243,904

					6,193,661

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%		06/15/44	2,000	2,537,120
New York City Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, BABs	5.767%		08/01/36	1,320	1,542,275
Port Authority of New York & New Jersey, Revenue Bonds	4.458%		10/01/62	1,940	2,010,364

					6,089,759

North Carolina — 0.2%
North Carolina State Education Assistance Authority, Revenue Bonds, 3 Month LIBOR + 0.800%	3.135%	(c)	07/25/36	5,900	5,968,558

Ohio — 0.2%
Ohio State University (The),	4.800%		06/01/2111	4,165	4,469,836

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Series B, Revenue Bonds, BABs	5.511%		12/01/45	1,280	1,526,054
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%		12/01/39	500	624,025

					2,150,079

A1079

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas — 0.0%
San Antonio Electric & Gas, Revenue Bonds	4.427%		02/01/42	1,270	$1,357,249

Virginia — 0.0%
University of Virginia, Revenue Bonds	4.179%		09/01/2117	1,110	1,067,620

TOTAL MUNICIPAL BONDS (cost $64,350,349)					66,213,232

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.3%
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A	2.406%	(c)	03/27/36	4,768	4,671,690
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 1 Month LIBOR + 0.130%, 144A	2.346%	(c)	02/27/37	2,613	2,570,358
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 1 Month LIBOR + 0.170%, 144A	2.386%	(c)	05/27/36	2,095	2,072,557
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 6 Month LIBOR + 1.500%, 144A	4.016%	(c)	09/26/45	1,854	1,900,517
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A	3.916%	(c)	10/25/27	1,548	1,558,316
Bellemeade Re Ltd. (Bermuda), Series 2018-1A, Class M1B, 1 Month LIBOR + 1.600%, 144A	3.816%	(c)	04/25/28	2,887	2,901,473
CIM Trust, Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	4.104%	(c)	01/25/57	3,306	3,372,587
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	3,805	3,722,775
CIM Trust, Series 2017-8, Class A1, 144A	3.000%	(cc)	12/25/65	7,649	7,523,653
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.925%	(cc)	09/25/47	1,930	1,818,994
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500%		10/25/37	6,027	4,650,743
CSMC Trust, Series 2018-3R	3.314%	(c)	12/25/46	2,975	2,979,346
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.666%	(c)	01/25/29	1,690	1,701,929
Freddie Mac REMICS, Series 4764, Class PA	3.000%		10/15/45	14,074	13,707,498
Freddie Mac REMICS, Series 4777, Class CB	3.500%		10/15/45	8,258	8,231,318
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%	6.766%	(c)	10/25/24	729	809,431
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.516%	(c)	10/25/27	4,850	5,429,577
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	3.516%	(c)	03/25/29	2,280	2,301,422
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	4.466%	(c)	11/25/28	2,048	2,091,160
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	3.566%	(c)	03/25/29	2,200	2,232,973
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	3.516%	(c)	04/25/29	5,040	5,106,439
GSMSC Resecuritization Trust, Series 2009-6R, Class 1A2, 144A	3.499%	(cc)	06/26/37	4,195	3,877,983
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 1 Month LIBOR + 0.140%, 144A	2.356%	(c)	01/26/37	3,028	2,985,886

A1080

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 1 Month LIBOR + 0.140%, 144A	2.356%	(c)	01/26/37		2,500	$2,391,815
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 1 Month LIBOR + 0.140%, 144A	2.356%	(c)	10/26/36		4,739	4,647,910
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 1 Month LIBOR + 0.140%, 144A	2.356%	(c)	10/26/36		2,025	1,939,112
IndyMac INDX Mortgage Loan Trust, Series 2006-AR19, Class 5A2	3.952%	(cc)	08/25/36		111	103,996
Lehman XS Trust, Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.210%	2.421%	(c)	08/25/46		3,099	3,070,483
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A	4.114%	(c)	05/01/22		3,368	3,366,963
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A	3.906%	(c)	11/01/22		2,341	2,354,608
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A	4.006%	(c)	09/01/22		2,737	2,751,344
MetLife Securitization Trust, Series 2018-1A, Class A, 144A	3.750%	(cc)	03/25/57		1,384	1,376,960
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 1 Month LIBOR + 0.500%.	2.716%	(c)	09/25/37		11,042	10,518,456
Oaktown Re II Ltd. (Bermuda), Series 2018-1A, Class M1, 1 Month LIBOR + 1.550%, 144A	3.766%	(c)	07/25/28		500	500,626
OBX Trust, Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A	2.866%	(c)	06/25/57		3,179	3,180,693
Radnor RE Ltd. (Bermuda), Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A	3.616%	(c)	03/25/28		490	490,816
Radnor RE Ltd. (Bermuda), Series 2018-1, Class M2, 1 Month LIBOR + 2.700%, 144A	4.916%	(c)	03/25/28		260	262,903
Ripon Mortgages PLC (United Kingdom), Series 2017-1A, Class A1, 144A	1.604%	(c)	08/20/56	GBP	13,124	17,067,562
Towd Point Mortgage Funding PLC (United Kingdom), Series 2017-A11A, Class A1, 3 Month GBP LIBOR + 0.850%, 144A	1.654%	(c)	05/20/45	GBP	10,557	13,782,865
Towd Point Mortgage Funding PLC (United Kingdom), Series 2018-A12A, Class A, 3 Month GBP LIBOR + 0.800%, 144A	1.602%	(c)	02/20/45	GBP	2,000	2,597,636

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $154,718,455)						158,623,373

SOVEREIGN BONDS — 4.7%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	4.625%		01/11/23		4,270	3,608,150
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	2,104	2,324,438
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	226	246,829
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	8.280%		12/31/33		932	841,451
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333%		02/15/28		2,840	2,719,300
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%		02/25/20		300	334,050

A1081

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.000%		07/19/28		1,475	$1,500,001
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		6,000	6,277,500
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	4.750%		04/16/26		3,245	3,607,858
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	6.588%		02/21/28		555	530,025
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26		3,000	3,615,326
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN	2.375%		06/04/25		2,000	1,876,520
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(cc)	02/24/31	EUR	1,690	1,793,352
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(cc)	02/24/32	EUR	1,295	1,348,803
Hellenic Republic Government Bond (Greece), Bonds	3.000%	(cc)	02/24/35	EUR	1,000	999,223
Hellenic Republic Government Bond (Greece), Bonds	3.500%		01/30/23	EUR	7,790	9,133,680
Hellenic Republic Government Bond (Greece), Bonds	4.200%		01/30/42	EUR	515	521,954
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200%		07/17/34	EUR	745	869,030
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		560	599,670
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		1,500	1,624,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		10,128	10,806,576
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%		01/15/45		1,070	1,071,741
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	2,000	2,493,353
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	2.875%		07/08/21	EUR	2,645	3,243,871
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	5,755	7,316,612
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	5.375%		06/15/33		1,370	1,427,644
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21		3,600	3,433,788
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20		2,400	2,348,734
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%		06/01/22		600	583,386
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%		09/08/20		1,800	1,756,856
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21		1,600	1,550,704
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.625%		04/20/22		3,800	3,699,141
Kingdom of Belgium Government International Bond (Belgium), Notes, 144A	8.875%		12/01/24		2,000	2,551,344
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,200	2,102,100
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36		1,400	1,748,614

A1082

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%		10/15/24		11,000	$11,501,600
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%		02/15/30	EUR	3,590	4,885,508
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%		02/27/26		3,520	4,256,599
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		3,710	3,633,203
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%		04/23/48		2,690	2,797,600
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	2.375%		04/19/27	EUR	1,500	1,750,351
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	3.875%		10/29/35	EUR	1,000	1,175,562
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.000%		04/17/25		1,765	1,765,882
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750%		03/13/28	EUR	1,250	1,401,386
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%		02/18/24		1,000	1,078,550
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%		02/18/24		4,597	4,958,094
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%		09/16/25		2,635	2,677,424
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%		05/17/21		6,000	5,791,002
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22		800	774,456
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975%		04/20/55		1,210	1,210,000

TOTAL SOVEREIGN BONDS (cost $142,873,256)						140,163,341

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.1%
Federal Home Loan Mortgage Corp.	2.500%		09/01/29		382	370,222
Federal Home Loan Mortgage Corp.	2.500%		03/01/30		1,745	1,691,618
Federal Home Loan Mortgage Corp.	2.559%	(s)	12/14/29		2,400	1,616,491
Federal Home Loan Mortgage Corp.	3.000%		05/01/29		2,183	2,161,456
Federal Home Loan Mortgage Corp.	3.000%		01/01/47		16,312	15,620,845
Federal Home Loan Mortgage Corp.	3.247%	(s)	07/15/32		1,000	610,065
Federal Home Loan Mortgage Corp.	3.500%		09/01/42		916	908,590
Federal Home Loan Mortgage Corp.	4.000%		09/01/40		6,583	6,705,373
Federal Home Loan Mortgage Corp.	4.000%		11/01/40		3,035	3,091,249
Federal Home Loan Mortgage Corp.	4.000%		12/01/40		2,943	2,998,013
Federal Home Loan Mortgage Corp.	4.000%		01/01/44		1,412	1,431,816
Federal Home Loan Mortgage Corp.	4.000%		01/01/44		1,388	1,406,223
Federal Home Loan Mortgage Corp.	4.500%		12/01/40		1,807	1,885,105
Federal Home Loan Mortgage Corp.	4.500%		07/01/41		3,887	4,041,914
Federal Home Loan Mortgage Corp.(k)	6.250%		07/15/32		3,400	4,482,611
Federal Home Loan Mortgage Corp.(k)	6.750%		03/15/31		4,000	5,357,548
Federal National Mortgage Assoc.	2.500%		04/01/28		112	108,972
Federal National Mortgage Assoc.	2.500%		06/01/28		1,407	1,367,735
Federal National Mortgage Assoc.	2.500%		08/01/28		571	554,714
Federal National Mortgage Assoc.	2.500%		09/01/28		728	707,509
Federal National Mortgage Assoc.	3.000%		02/01/31		3,168	3,132,441
Federal National Mortgage Assoc.	3.000%		01/01/32		454	449,009
Federal National Mortgage Assoc.	3.000%		07/01/43		345	333,278
Federal National Mortgage Assoc.	3.000%		08/01/43		635	613,234

A1083

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%		09/01/43	1,916	$1,848,852
Federal National Mortgage Assoc.	3.000%		11/01/43	9,050	8,733,744
Federal National Mortgage Assoc.	3.500%		TBA	9,000	8,846,768
Federal National Mortgage Assoc.	3.500%		05/01/42	1,948	1,932,314
Federal National Mortgage Assoc.	3.500%		05/01/42	1,560	1,547,295
Federal National Mortgage Assoc.	3.500%		05/01/42	1,559	1,546,622
Federal National Mortgage Assoc.	3.500%		07/01/42	8,010	7,944,774
Federal National Mortgage Assoc.	3.500%		09/01/42	22,134	21,954,906
Federal National Mortgage Assoc.	3.500%		09/01/42	4,240	4,205,663
Federal National Mortgage Assoc.	3.500%		12/01/46	4,173	4,118,757
Federal National Mortgage Assoc.	3.500%		02/01/47	4,946	4,880,374
Federal National Mortgage Assoc.	4.000%		TBA	80,000	80,781,248
Federal National Mortgage Assoc.	4.000%		09/01/40	3,075	3,128,731
Federal National Mortgage Assoc.	4.000%		12/01/43	131	132,510
Federal National Mortgage Assoc.	4.500%		05/01/39	2,880	3,000,364
Federal National Mortgage Assoc.	4.500%		12/01/40	4,407	4,586,982
Federal National Mortgage Assoc.	4.500%		06/01/48	9,922	10,238,899
Federal National Mortgage Assoc.(k)	6.250%		05/15/29	8,590	10,831,930
Federal National Mortgage Assoc.(k)	6.625%		11/15/30	1,485	1,956,730
Federal National Mortgage Assoc.(k)	7.125%		01/15/30	1,440	1,941,913
Government National Mortgage Assoc.	3.500%		TBA	3,000	2,983,008
Government National Mortgage Assoc.	3.500%		09/15/41	350	349,819
Government National Mortgage Assoc.	3.500%		11/15/41	136	135,441
Government National Mortgage Assoc.	3.500%		11/15/41	7	6,601
Government National Mortgage Assoc.	3.500%		01/15/42	33	32,893
Government National Mortgage Assoc.	3.500%		02/15/42	254	254,335
Government National Mortgage Assoc.	3.500%		03/15/42	953	951,897
Government National Mortgage Assoc.	3.500%		03/15/42	14	13,600
Government National Mortgage Assoc.	3.500%		05/15/42	226	226,152
Government National Mortgage Assoc.	3.500%		06/15/42	137	137,150
Government National Mortgage Assoc.	3.500%		07/15/42	414	413,918
Government National Mortgage Assoc.	3.500%		07/15/42	395	394,523
Government National Mortgage Assoc.	3.500%		07/15/42	203	203,393
Government National Mortgage Assoc.	3.500%		07/15/42	48	48,234
Government National Mortgage Assoc.	3.500%		08/15/42	26	25,792
Government National Mortgage Assoc.	3.500%		01/15/43	179	179,525
Government National Mortgage Assoc.	3.500%		02/15/43	275	274,388
Government National Mortgage Assoc.	3.500%		04/15/43	640	640,521
Government National Mortgage Assoc.	3.500%		05/15/43	73	72,898
Government National Mortgage Assoc.	3.500%		05/15/43	49	49,097
Government National Mortgage Assoc.	3.500%		05/15/43	19	18,564
Government National Mortgage Assoc.	3.500%		05/15/43	17	16,836
Government National Mortgage Assoc.	3.500%		05/20/43	6,835	6,835,603
Government National Mortgage Assoc.	3.500%		07/15/43	405	404,337
Government National Mortgage Assoc.	3.500%		10/15/43	43	42,717
Government National Mortgage Assoc.	3.500%		11/15/43	41	40,459
Government National Mortgage Assoc.	3.500%		12/15/43	544	541,526
Government National Mortgage Assoc.	3.500%		01/15/44	199	198,571
Government National Mortgage Assoc.	4.000%		TBA	21,000	21,356,836
Government National Mortgage Assoc.	4.000%		01/20/40	997	1,023,619
Government National Mortgage Assoc.	4.000%		10/20/40	984	1,010,003
Government National Mortgage Assoc.	4.000%		02/20/41	1,278	1,311,852
Government National Mortgage Assoc.	4.500%		TBA	37,500	38,752,665
Government National Mortgage Assoc.	4.500%		05/20/40	3,174	3,326,991
Government National Mortgage Assoc.	4.500%		12/20/40	2,887	3,027,957
Government National Mortgage Assoc.	4.500%		11/20/46	1,067	1,121,714
Tennessee Valley Authority Generic Strip	2.723%	(s)	09/15/30	2,730	1,737,520

A1084

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority Generic Strip	2.919%	(s)	03/15/33	600	$346,435

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $342,700,615)					334,312,797

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bonds	3.125%		05/15/48	145	143,064
U.S. Treasury Strips Coupon(k)	1.898%	(s)	08/15/29	2,020	1,435,391
U.S. Treasury Strips Coupon(k)	2.100%	(s)	11/15/35	4,200	2,422,714
U.S. Treasury Strips Coupon(h)(k)	2.174%	(s)	05/15/29	3,435	2,458,341

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,465,068)					6,459,510

TOTAL LONG-TERM INVESTMENTS (cost $2,992,707,630)					2,961,989,680

				Shares

SHORT-TERM INVESTMENTS — 5.3%

AFFILIATED MUTUAL FUNDS — 5.2%
PGIM Core Ultra Short Bond Fund(w)				144,424,587	144,424,587
PGIM Institutional Money Market Fund (cost $11,641,196; includes $11,625,354 of cash collateral for securities on loan)(b)(w)				11,641,352	11,642,516

TOTAL AFFILIATED MUTUAL FUNDS (cost $156,065,783)					156,067,103

	Interest Rate		Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.1%
Ford Motor Credit Co. LLC (cost $2,193,451)	3.201%		04/09/19	2,230	2,192,197

OPTIONS PURCHASED~* — 0.0% (cost $726,957)					987,563

TOTAL SHORT-TERM INVESTMENTS (cost $158,986,191)					159,246,863

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.7% (cost $3,151,693,821)					3,121,236,543

OPTIONS WRITTEN~* — (0.0)% (premiums received $313,408)					(372,334)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.7% (cost $3,151,380,413)					3,120,864,209
Liabilities in excess of other assets(z) — (3.7)%					(110,837,566)

NET ASSETS — 100.0%					$3,010,026,643

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $12,650,931 and 0.4% of net assets.

A1085

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,392,666; cash collateral of $11,625,354 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

90 Day Euro Dollar	Put	12/16/19	$96.38	975	2,438	$109,688
90 Day Euro Dollar	Put	12/16/19	$96.75	975	2,438	390,000

Total Exchange Traded (cost $351,772)						$499,688

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	23,285	$577
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	22,640	556
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	56,600	45,223
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	112,355	265,502
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	113,900	107,012

Total OTC Traded (cost $337,235)							$418,870

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value

CDX.NA.HY.30.V1, 06/20/2023	Call	Deutsche Bank AG	12/19/18	$107.50	5.00%(Q)	CDX.NA.HY.30.V1	(Q)	10,600	$27,407
CDX.NA.HY.30.V1, 06/20/2023	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY.30.V1	(Q)	9,700	41,598

Total OTC Swaptions (cost $37,950)									$69,005

Total Options Purchased (cost $726,957)									$987,563

A1086

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

90 Day Euro Dollar (premiums received $229,048)	Put	12/16/19	$96.50	1,950	4,875	$(353,438)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.HY.30.V1, 06/20/2023	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	9,700	$(9,029)
CDX.NA.HY.30.V1, 06/20/2023	Put	Deutsche Bank AG	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	10,600	(9,867)

Total OTC Swaptions (premiums received $84,360)								$(18,896)

Total Options Written (premiums received $313,408)								$(372,334)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
289	90 Day Euro Dollar	Dec. 2020	$69,963,288	$(168,951)
7,343	5 Year U.S. Treasury Notes	Dec. 2018	825,915,398	(6,186,982)
3,883	10 Year U.S. Treasury Notes	Dec. 2018	461,227,594	(3,042,854)
346	20 Year U.S. Treasury Bonds	Dec. 2018	48,613,000	(364,295)
1,780	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	274,620,625	(9,805,064)

				(19,568,146)

Short Positions:
289	90 Day Euro Dollar	Dec. 2021	69,992,187	102,724
1,408	2 Year U.S. Treasury Notes	Dec. 2018	296,714,000	581,687
120	5 Year Euro-Bobl	Dec. 2018	18,209,894	116,226
11	10 Year Euro-Bund.	Dec. 2018	2,027,993	477

				801,114

				$(18,767,032)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/16/18	JPMorgan Chase	AUD	1,088	$811,616	$786,767	$24,849	$—
British Pound,
Expiring 10/26/18	JPMorgan Chase	GBP	27,765	36,628,831	36,231,910	396,921	—
Euro,
Expiring 10/26/18	Bank of America	EUR	9,941	11,355,880	11,566,558	—	(210,678)
Expiring 10/26/18	Citigroup Global Markets	EUR	2,910	3,402,113	3,386,306	15,807	—
Expiring 10/26/18	JPMorgan Chase	EUR	16,921	19,934,052	19,687,812	246,240	—
Expiring 10/26/18	UBS AG	EUR	50,764	59,833,783	59,063,439	770,344	—
South African Rand,
Expiring 12/07/18	Bank of America	ZAR	4,845	314,392	339,482	—	(25,090)

				132,280,667	$131,062,274	$1,454,161	$(235,768)

A1087

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	10/30/18	1.250	%(M)	200	8.095%	$256	$ —	$256	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/18	1.250	%(M)	88	6.797%	12	—	12	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/18	1.250	%(M)	61	6.780%	78	—	78	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/18	1.250	%(M)	994	*	138	—	138	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/18	1.250	%(M)	576	*	80	—	80	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/18	1.250	%(M)	312	*	43	—	43	Goldman Sachs & Co.
Chase Mortgage	10/31/18	1.250	%(M)	1,221	*	169	—	169	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/30/18	1.250	%(M)	249	6.940%	318	—	318	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/30/18	1.250	%(M)	191	4.670%	244	—	244	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/30/18	1.250	%(M)	65	6.780%	83	—	83	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250	%(M)	280	6.780%	359	—	359	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250	%(M)	265	19.740%	339	—	339	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250	%(M)	235	4.550%	301	—	301	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250	%(M)	213	6.780%	273	—	273	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250	%(M)	152	2.459%	195	—	195	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250	%(M)	116	6.601%	149	—	149	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250	%(M)	109	7.460%	139	—	139	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250	%(M)	95	*	122	—	122	Goldman Sachs & Co.
Equity One Home Equity	10/31/18	1.250	%(M)	777	*	108	—	108	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/18	1.250	%(M)	449	*	576	—	576	Goldman Sachs & Co.
First Franklin Home Equity	10/31/18	1.250	%(M)	308	*	43	—	43	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/18	1.250	%(M)	189	4.391%	242	—	242	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/18	1.250	%(M)	173	7.460%	222	—	222	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/18	1.250	%(M)	111	*	142	—	142	Goldman Sachs & Co.

A1088

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
JPMBB Commercial Mortgage Securities Trust	10/30/18	1.250	%(M)	348	*	$48	$—	$48	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/18	1.250	%(M)	285	*	364	—	364	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/18	1.250	%(M)	65	*	9	—	9	Goldman Sachs & Co.

Lehman Home Equity	10/31/18	1.250	%(M)	775	*	108	—	108	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250	%(M)	266	7.460%	341	—	341	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250	%(M)	166	6.940%	212	—	212	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250	%(M)	138	*	19	—	19	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250	%(M)	74	2.579%	95	—	95	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250	%(M)	64	10.400%	82	—	82	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/18	1.250	%(M)	374	*	52	—	52	Goldman Sachs & Co.
New Century Home Equity	10/31/18	1.250	%(M)	868	*	121	—	121	Goldman Sachs & Co.
New Century Home Equity	10/31/18	1.250	%(M)	397	*	55	—	55	Goldman Sachs & Co.
Option One Home Equity	10/31/18	1.250	%(M)	1,436	*	199	—	199	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250	%(M)	147	8.436%	188	—	188	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250	%(M)	92	6.780%	118	—	118	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250	%(M)	65	4.670%	83	—	83	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250	%(M)	58	6.780%	74	—	74	Goldman Sachs & Co.

						$6,799	$—	$6,799

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate issues and/or sovereign Issues – Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%(Q)	7,610	0.892%	$110,040	$120,501	$ 10,461
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	1,920	0.286%	(144,749)	37,641	182,390
AT&T, Inc.	06/20/21	1.000%(Q)	10,080	0.372%	72,647	172,162	99,515
Barrick Gold Corp.	06/20/21	1.000%(Q)	3,830	0.305%	(99,576)	73,033	172,609
Devon Energy Corp.	06/20/20	1.000%(Q)	610	0.091%	(50,343)	9,846	60,189

A1089

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate issues and/or sovereign Issues – Sell Protection(2) (cont’d.):
Eastman Chemical Co.	06/20/21	1.000%(Q)	5,625	0.198%	$54,113	$123,652	$69,539
Ford Motor Co.	06/20/21	5.000%(Q)	19,000	0.577%	3,305,153	2,267,703	(1,037,450)
General Motors Co.	06/20/19	5.000%(Q)	4,960	0.125%	558,349	183,598	(374,751)

					$3,805,634	$2,988,136	$(817,498)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Republic of Italy	06/20/23	1.000%(Q)	2,800	$54,686	$62,638	$(7,952)	Bank of America
Republic of Italy	06/20/28	1.000%(Q)	1,705	210,598	172,797	37,801	Goldman Sachs & Co.
United Mexican States	06/20/23	1.000%(Q)	1,710	417	10,638	(10,221)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	1,685	411	26,566	(26,155)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	565	138	9,160	(9,022)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	565	138	3,306	(3,168)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	565	138	9,976	(9,838)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	290	71	1,803	(1,732)	Citigroup Global Markets

				$266,597	$296,884	$(30,287)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate issues and/or sovereign Issues - Sell Protection(2):
Hellenic Republic	06/20/22	1.000	%(Q)	780	3.338%	$(60,203)	$(134,637)	$74,434	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000	%(Q)	190	3.338%	(14,665)	(33,725)	19,060	Goldman Sachs & Co.
Hellenic Republic	06/20/23	1.000	%(Q)	1,300	3.658%	(138,755)	(127,162)	(11,593)	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000	%(Q)	2,000	3.888%	(269,076)	(432,500)	163,424	Barclays Capital Group
Hellenic Republic	12/20/24	1.000	%(Q)	2,000	3.967%	(293,953)	(460,000)	166,047	Citigroup Global Markets
Husky Energy, Inc.	06/20/20	1.000	%(Q)	2,650	0.349%	30,079	(109,128)	139,207	Morgan Stanley
Kingdom of Spain	06/20/23	1.000	%(Q)	3,870	0.620%	65,530	44,797	20,733	Goldman Sachs & Co.
Kingdom of Spain	06/20/23	1.000	%(Q)	1,930	0.620%	32,680	20,987	11,693	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000	%(Q)	420	0.620%	7,112	6,070	1,042	Bank of America
Petroleos Mexicanos	06/20/23	1.000	%(Q)	1,425	2.137%	(68,437)	(78,778)	10,341	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000	%(Q)	1,405	2.137%	(67,476)	(93,238)	25,762	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000	%(Q)	470	2.137%	(22,572)	(31,384)	8,812	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000	%(Q)	470	2.137%	(22,572)	(26,106)	3,534	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000	%(Q)	470	2.137%	(22,572)	(31,963)	9,391	Citigroup Global Markets

A1090

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate issues and/or sovereign Issues - Sell Protection(2) (cont’d.):

Petroleos Mexicanos	06/20/23	1.000	%(Q)	240	2.137%	$(11,526)	$(13,261)	$1,735	Citigroup Global Markets
Republic of Brazil	12/20/18	1.000	%(Q)	9,000	0.840%	29,042	(15,004)	44,046	BNP Paribas
Republic of Italy	06/20/20	1.000	%(Q)	1,360	1.616%	(13,594)	(19,593)	5,999	Bank of America
Republic of Italy	06/20/21	1.000	%(Q)	2,720	1.985%	(67,606)	(56,173)	(11,433)	Goldman Sachs &Co.
Republic of Italy	06/20/23	1.000	%(Q)	2,800	2.401%	(160,716)	(168,498)	7,782	Bank of America
Republic of Italy	06/20/23	1.000	%(Q)	2,710	2.401%	(155,550)	(128,212)	(27,338)	Goldman Sachs &Co.
Republic of Portugal	06/20/23	1.000	%(Q)	680	0.844%	4,829	598	4,231	Bank of America
Republic of Turkey	12/20/18	1.000	%(Q)	5,500	2.439%	(16,387)	(87,990)	71,603	Citigroup Global Markets

						$(1,236,388)	$(1,974,900)	$738,512

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)	46,694	$(2,772,037)	$(3,720,427)	$(948,390)
CDX.NA.IG.29.V1	12/20/22	1.000%(Q)	145,000	(2,948,546)	(3,127,876)	(179,330)
CDX.NA.IG.29.V1	06/20/28	1.000%(Q)	6,546	20,592	12,106	(8,486)
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	35,055	207,363	152,014	(55,349)

				$(5,492,628)	$(6,684,183)	$(1,191,555)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1091

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward rate agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate swap agreements^:
173,100	10/26/18	—	(3)	—	(3)	$(77,317)	$—	$(77,317)	Citigroup Global Markets

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The portfolio pays or receives payment based on CMM102 minus 7 year CMT minus 1.181% upon termination.

Inflation swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	6,425	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(113,791)	$(113,791)
EUR	5,920	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(100,418)	(100,418)
EUR	3,210	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	67,132	67,132
EUR	2,880	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	54,729	54,729
	5,680	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	132	(138,207)	(138,339)

					$132	$(230,555)	$(230,687)

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	33,744	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	$—	$5,923	$5,923
BRL	55,543	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	14,573	14,573
BRL	35,146	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(226,852)	(226,852)
BRL	28,915	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(219,130)	(219,130)
BRL	38,908	01/04/21	9.670%(T)	1 Day BROIS(1)(T)	—	(52,424)	(52,424)
BRL	45,713	01/04/21	9.680%(T)	1 Day BROIS(1)(T)	—	(55,454)	(55,454)
BRL	27,308	01/04/21	9.745%(T)	1 Day BROIS(1)(T)	—	(46,951)	(46,951)
BRL	19,948	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	239,118	239,118
BRL	24,280	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	302,253	302,253
BRL	19,267	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	277,567	277,567
BRL	39,497	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	587,676	587,676
BRL	10,058	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	116,133	116,133
BRL	16,888	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	200,088	200,088
BRL	10,680	01/02/25	9.570%(T)	1 Day BROIS(2)(T)	—	(276,937)	(276,937)
BRL	15,374	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(372,053)	(372,053)
BRL	15,092	01/02/25	9.775%(T)	1 Day BROIS(2)(T)	—	(345,597)	(345,597)
BRL	14,611	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(263,707)	(263,707)
BRL	12,070	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(188,958)	(188,958)
BRL	13,646	01/02/25	12.050%(T)	1 Day BROIS(2)(T)	—	119,250	119,250
BRL	9,543	01/02/25	12.140%(T)	1 Day BROIS(2)(T)	—	96,297	96,297

A1092

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
BRL	11,880	01/04/27	12.095%(T)	1 Day BROIS(2)(T) 6 Month	$—	$ 72,535	$ 72,535
EUR	10,235	05/11/19	(0.144)%(A)	EURIBOR(1)(S) 6 Month	(14,693)	(14,473)	220
EUR	7,985	05/11/21	0.100%(A)	EURIBOR(1)(S) 6 Month	(19,446)	(38,196)	(18,750)
EUR	2,665	05/11/22	0.156%(A)	EURIBOR(1)(S) 6 Month	5,144	(3,599)	(8,743)
EUR	12,145	05/11/23	0.650%(A)	EURIBOR(1)(S) 6 Month	(96,387)	(259,499)	(163,112)
EUR	10,015	05/11/25	0.650%(A)	EURIBOR(1)(S) 6 Month	(46,664)	(71,274)	(24,610)
EUR	5,135	05/11/26	0.750%(A)	EURIBOR(1)(S) 6 Month	(7,494)	(31,146)	(23,652)
EUR	3,745	05/11/27	0.736%(A)	EURIBOR(1)(S) 6 Month	106,436	23,169	(83,267)
EUR	7,280	05/11/28	0.750%(A)	EURIBOR(1)(S) 6 Month	249,753	122,740	(127,013)
EUR	3,095	02/15/30	1.124%(A)	EURIBOR(1)(S) 6 Month	(740)	(34,181)	(33,441)
EUR	2,600	05/11/30	0.850%(A)	EURIBOR(1)(S) 6 Month	96,191	77,561	(18,630)
EUR	800	05/11/35	1.050%(A)	EURIBOR(1)(S) 6 Month	58,693	43,383	(15,310)
EUR	1,050	05/11/37	1.253%(A)	EURIBOR(1)(S) 3 Month	46,604	32,666	(13,938)
EUR	9,595	10/25/37	2.085%(A)	EURIBOR(2)(Q) 6 Month	—	63,548	63,548
EUR	9,595	10/25/37	2.114%(A)	EURIBOR(1)(S) 6 Month	—	(57,778)	(57,778)
EUR	730	05/11/42	1.350%(A)	EURIBOR(1)(S) 3 Month	30,388	23,508	(6,880)
EUR	1,765	01/26/48	1.853%(A)	EURIBOR(2)(Q) 6 Month	—	8,414	8,414
EUR	1,765	01/26/48	1.863%(A)	EURIBOR(1)(S) 3 Month	—	(7,572)	(7,572)
EUR	6,140	03/19/48	1.650%(A)	EURIBOR(2)(Q) 6 Month	—	(19,297)	(19,297)
EUR	6,140	03/19/48	1.658%(A)	EURIBOR(1)(S) 6 Month GBP	—	20,101	20,101
GBP	5,120	05/08/21	0.716%(S)	LIBOR(1)(S) 6 Month GBP	61,020	89,698	28,678
GBP	7,885	10/30/32	1.633%(S)	LIBOR(2)(S) 6 Month GBP	1,856	(100,414)	(102,270)
GBP	4,420	10/30/47	1.680%(S)	LIBOR(1)(S)	—	71,712	71,712
	31,915	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	116,145	116,145
	94,860	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	363	599,185	598,822
	142,600	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(7,563)	1,142,759	1,150,322
	143,320	02/15/19	1.820%(A)	1 Day USOIS(1)(A)	—	126,845	126,845
	15,040	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	12,350	12,350
	14,833	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	12,069	12,069
	9,235	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	69,710	69,710
	42,805	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(20,082)	316,325	336,407
	25,260	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	215,402	215,402
	44,270	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	504,055	504,055
	74,445	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	20,960	587,371	566,411
	184,560	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	480,602	1,557,293	1,076,691
	66,995	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	19,431	437,597	418,166
	38,930	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	429	192,959	192,530

A1093

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
95,435	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	$ 8,016	$ 364,698	$ 356,682
24,235	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	87,968	87,968
21,570	03/28/20	2.190%(A)	1 Day USOIS(1)(A)	(1,108)	80,227	81,335
23,835	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	6,033	78,478	72,445
32,715	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(20,821)	66,594	87,415
45,600	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	98,241	98,241
29,660	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	603,612	603,612
7,890	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	87,610	87,610
10,745	09/27/22	2.360%(A)	1 Day USOIS(1)(A) 3 Month	127	150,919	150,792
13,770	11/30/22	2.969%(S)	LIBOR(1)(Q) 3 Month	—	49,303	49,303
10,925	02/15/24	2.115%(S)	LIBOR(1)(Q) 3 Month	25,715	520,184	494,469
25,542	02/15/24	2.151%(S)	LIBOR(1)(Q) 3 Month	(27,992)	1,169,432	1,197,424
31,125	02/15/24	2.183%(S)	LIBOR(1)(Q)	(43,551)	1,375,872	1,419,423
4,625	05/15/24	1.808%(A)	1 Day USOIS(1)(A) 3 Month	—	222,634	222,634
15,675	08/15/24	2.168%(S)	LIBOR(1)(Q) 3 Month	—	764,974	764,974
122,455	08/15/24	2.170%(S)	LIBOR(1)(Q) 3 Month	401,613	5,964,771	5,563,158
44,955	08/15/24	2.176%(S)	LIBOR(1)(Q) 3 Month	154,012	2,175,899	2,021,887
57,995	11/15/24	2.334%(S)	LIBOR(1)(Q)	178,653	2,061,298	1,882,645
10,865	02/28/25	2.454%(A)	1 Day USOIS(1)(A) 3 Month	8,634	163,789	155,155
2,880	02/28/25	3.019%(S)	LIBOR(1)(Q) 3 Month	—	7,157	7,157
69,131	05/31/25	2.998%(S)	LIBOR(1)(Q) 3 Month	(47,810)	306,597	354,407
21,625	07/31/25	3.105%(S)	LIBOR(1)(Q) 3 Month	17,061	(1,533)	(18,594)
50,264	07/31/25	3.109%(S)	LIBOR(1)(Q) 3 Month	1,595	(16,776)	(18,371)
4,305	01/08/26	2.210%(S)	LIBOR(1)(Q)	169,599	248,194	78,595
24,228	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	323,421	1,671,642	1,348,221
6,165	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	8,731	387,891	379,160
3,440	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	198,023	198,023
11,550	02/15/27	2.067%(A)	1 Day USOIS(1)(A) 3 Month	(7,813)	568,253	576,066
7,830	05/08/27	2.309%(S)	LIBOR(1)(Q)	—	425,539	425,539
5,275	05/15/27	1.823%(A)	1 Day USOIS(1)(A) 3 Month	—	377,625	377,625
3,015	05/15/27	2.295%(S)	LIBOR(1)(Q) 3 Month	—	167,394	167,394
2,290	03/16/38	2.987%(S)	LIBOR(2)(Q)	—	(56,798)	(56,798)
4,895	02/15/42	1.369%(A)	1 Day USOIS(1)(A) 3 Month	239	1,205,023	1,204,784
1,160	11/15/43	2.659%(S)	LIBOR(1)(Q)	—	92,642	92,642
3,180	09/27/46	1.380%(A)	1 Day USOIS(1)(A) 3 Month	208	859,419	859,211
1,715	03/16/48	2.970%(S)	LIBOR(1)(Q) 3 Month	—	53,112	53,112
1,730	04/09/48	2.545%(S)	LIBOR(1)(Q) 3 Month	—	189,605	189,605
1,600	05/08/48	2.627%(S)	LIBOR(1)(Q)	—	148,927	148,927

A1094

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
ZAR 177,100	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	$(8,138)	$(238,426)	$(230,288)

				$2,111,225	$28,492,499	$26,381,274

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)

IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse First Boston Corp	01/12/41	4,263	2,218	(8,736)	$ 10,954

(1)  Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)  On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets	$25,989,000	$30,112,183

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$23,188,631	$—
Collateralized Loan Obligations	—	539,347,924	—
Consumer Loans	—	49,340,861	—
Credit Cards	—	8,469,434	—
Home Equity Loans	—	53,054,269	—
Other	—	4,780,191	—
Residential Mortgage-Backed Securities	—	51,436,083	12,721,449
Student Loans	—	17,212,799	—
Bank Loans	—	11,539,001	—
Commercial Mortgage-Backed Securities	—	600,768,320	—
Common Stock	898,072	—	—
Corporate Bonds	—	883,460,393	—
Municipal Bonds	—	66,213,232	—
Residential Mortgage-Backed Securities	—	158,623,373	—
Sovereign Bonds	—	140,163,341	—

A1095

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
U.S. Government Agency Obligations	$—	$334,312,797	$—
U.S. Treasury Obligations	—	6,459,510	—
Affiliated Mutual Funds	156,067,103	—	—
Commercial Paper	—	2,192,197	—
Options Purchased	499,688	487,875	—
Options Written	(353,438)	(18,896)	—
Other Financial Instruments*
Futures Contracts	(18,767,032)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,218,393	—
Centrally Cleared Credit Default Swap Agreements	—	(2,009,053)	—
OTC Credit Default Swap Agreements	—	(969,791)	6,799
Forward Rate Swap Agreements	—	—	(77,317)
Centrally Cleared Inflation Swap Agreements	—	(230,687)	—
Centrally Cleared Interest Rate Swap Agreements	—	26,381,274	—
OTC Total Return Swap Agreements	—	2,218	—

Total	$138,344,393	$2,975,423,689	$12,650,931

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1096

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.1%
AFFILIATED MUTUAL FUNDS — 60.9%
AST Global Real Estate Portfolio*	178,467	$2,257,612
AST High Yield Portfolio*	105,013	1,088,985
AST Prudential Core Bond Portfolio*	1,931,211	23,290,407
AST QMA US Equity Alpha Portfolio*	848,003	27,967,153

TOTAL AFFILIATED MUTUAL FUNDS (cost $44,987,179)(w)		54,604,157

COMMON STOCKS — 28.8%
Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	13,609	484,519

Airlines — 1.0%
Deutsche Lufthansa AG (Germany)	20,653	507,597
International Consolidated Airlines Group SA (United Kingdom)	45,753	393,231
Turk Hava Yollari AO (Turkey)*	2,514	7,943

		908,771

Automobiles — 0.0%
Ferrari NV (Italy)	145	19,864
Fiat Chrysler Automobiles NV (United Kingdom)*	1,138	19,894

		39,758

Banks — 2.6%
Agricultural Bank of China Ltd. (China) (Class H Stock)	323,000	158,289
Banco do Brasil SA (Brazil)	7,400	53,852
Bank Hapoalim BM (Israel)	7,446	53,299
Bank Leumi Le-Israel BM (Israel)	9,666	63,759
Bank of China Ltd. (China) (Class H Stock)	245,000	108,875
Bank of Communications Co. Ltd. (China) (Class H Stock)	156,000	116,785
Bank of Montreal (Canada)	600	49,490
BNK Financial Group, Inc. (South Korea)	15,548	120,443
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	69,000	44,111
China Construction Bank Corp. (China) (Class H Stock)	367,000	320,406
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	39,857
China Merchants Bank Co. Ltd. (China) (Class H Stock)	10,500	42,584
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	73,100	54,272
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	96,000	52,497
DGB Financial Group, Inc. (South Korea)	10,004	91,532
Hana Financial Group, Inc. (South Korea)	3,147	126,265
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	205,000	149,671
Industrial Bank of Korea (South Korea)	9,967	136,952
KB Financial Group, Inc. (South Korea)	2,483	121,253
Mizrahi Tefahot Bank Ltd. (Israel)	916	15,874
National Bank of Canada (Canada)	900	44,949
Oversea-Chinese Banking Corp. Ltd. (Singapore)	5,200	43,479
Shinhan Financial Group Co. Ltd. (South Korea)	1,313	53,275

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada)	800	$48,614
United Overseas Bank Ltd. (Singapore)	2,400	47,542
VTB Bank PJSC (Russia)	104,330,000	65,113
Woori Bank (South Korea)	7,409	112,808

		2,335,846

Beverages — 0.5%
Ambev SA (Brazil)	800	3,645
Coca-Cola HBC AG (Switzerland)*	10,050	342,043
Diageo PLC (United Kingdom)	2,479	87,751

		433,439

Capital Markets — 0.7%
3i Group PLC (United Kingdom)	9,698	118,825
Hargreaves Lansdown PLC (United Kingdom)	5,333	155,324
Investec PLC (South Africa)	7,511	52,883
London Stock Exchange Group PLC (United Kingdom)	836	49,964
Schroders PLC (United Kingdom)	1,835	73,907
Yuanta Financial Holding Co. Ltd. (Taiwan)	264,000	139,189

		590,092

Chemicals — 1.1%
Arkema SA (France)	931	115,359
Asahi Kasei Corp. (Japan)	3,500	53,062
Covestro AG (Germany), 144A	871	70,590
Frutarom Industries Ltd. (Israel)	527	54,505
Hanwha Chemical Corp. (South Korea)	7,958	138,657
Israel Chemicals Ltd. (Israel)	2,230	13,494
Kaneka Corp. (Japan)	800	36,933
LG Chem Ltd. (South Korea)	123	40,526
Lotte Chemical Corp. (South Korea)	480	120,277
Mitsubishi Chemical Holdings Corp. (Japan)	4,700	44,851
Mitsui Chemicals, Inc. (Japan)	1,500	37,425
OCI Co. Ltd. (South Korea)	459	45,539
PTT Global Chemical PCL (Thailand)	21,600	54,301
Sumitomo Chemical Co. Ltd. (Japan)	7,000	40,901
Teijin Ltd. (Japan)	2,800	53,659
Tosoh Corp. (Japan)	2,100	32,276

		952,355

Commercial Services & Supplies — 0.1%
Babcock International Group PLC (United Kingdom)	5,721	53,886
G4S PLC (United Kingdom)	14,059	44,351
Societe BIC SA (France)	276	25,258

		123,495

Construction & Engineering — 0.1%
Daelim Industrial Co. Ltd. (South Korea)	744	55,420
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)*	1,096	50,359

		105,779

Construction Materials — 0.1%
Siam Cement PCL (The) (Thailand)	6,400	88,243

Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	2,900	47,242

A1097

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging — 0.1%
Klabin SA (Brazil), UTS	24,400	$119,688

Diversified Financial Services — 0.4%
Chailease Holding Co. Ltd. (Taiwan)	15,300	53,677
Fubon Financial Holding Co. Ltd. (Taiwan)	73,000	123,822
Haci Omer Sabanci Holding A/S (Turkey)	25,425	32,173
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	8,100	47,659
ORIX Corp. (Japan)	2,900	46,826
Standard Life Aberdeen PLC (United Kingdom)	7,222	28,706

		332,863

Diversified Telecommunication Services — 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	109,589	123,521
China Telecom Corp. Ltd. (China) (Class H Stock)	72,000	35,795
LG Uplus Corp. (South Korea)	8,101	133,703
Spark New Zealand Ltd. (New Zealand)	21,705	58,276

		351,295

Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA (Brazil)*	32,000	122,896
EDP - Energias do Brasil SA (Brazil)	22,360	71,035
Equatorial Energia SA (Brazil)	3,700	52,542
Inter RAO UES PJSC (Russia)	651,000	40,472
Kansai Electric Power Co., Inc. (The) (Japan)	3,000	45,205
Kyushu Electric Power Co., Inc. (Japan)	1,500	18,095
PGE Polska Grupa Energetyczna SA (Poland)*	40,707	105,124
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	10,600	52,009

		507,378

Electrical Equipment — 0.1%
Vestas Wind Systems A/S (Denmark)	763	51,558

Electronic Equipment, Instruments & Components — 0.3%
Hitachi Ltd. (Japan)	1,400	47,541
LG Display Co. Ltd. (South Korea)	5,863	100,993
Omron Corp. (Japan)	900	37,926
Shimadzu Corp. (Japan)	1,700	53,236
Yokogawa Electric Corp. (Japan)	2,300	48,582

		288,278

Energy Equipment & Services — 0.1%
Tenaris SA (Luxembourg)	6,444	107,822

Equity Real Estate Investment Trusts (REITs) — 0.2%
Dexus (Australia)	799	6,108
Goodman Group (Australia)	7,242	54,339
GPT Group (The) (Australia)	8,887	33,507
Mirvac Group (Australia)	24,413	42,568
Stockland (Australia)	14,136	42,496

		179,018

Food & Staples Retailing — 1.1%
Empire Co. Ltd. (Canada) (Class A Stock)	2,800	51,029
Koninklijke Ahold Delhaize NV (Netherlands)	20,951	478,881
Wal-Mart de Mexico SAB de CV (Mexico)	128,000	388,295

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Woolworths Group Ltd. (Australia)	2,312	$46,878

		965,083

Food Products — 0.4%
Associated British Foods PLC (United Kingdom)	1,094	32,623
Indofood Sukses Makmur Tbk PT (Indonesia)	19,300	7,654
Marine Harvest ASA (Norway)	5,522	127,711
MEIJI Holdings Co. Ltd. (Japan)	400	26,854
Nestle Malaysia Bhd (Malaysia)	1,400	49,537
Saputo, Inc. (Canada)	200	5,949
Yamazaki Baking Co. Ltd. (Japan)	3,700	74,063

		324,391

Gas Utilities — 0.1%
Osaka Gas Co. Ltd. (Japan)	2,200	42,944
Toho Gas Co. Ltd. (Japan)	1,000	38,073
Tokyo Gas Co. Ltd. (Japan)	500	12,303

		93,320

Health Care Equipment & Supplies — 0.5%
Cochlear Ltd. (Australia)	345	50,029
Coloplast A/S (Denmark) (Class B Stock)	1,186	121,121
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,506	34,870
Hoya Corp. (Japan)	1,100	65,383
Smith & Nephew PLC (United Kingdom)	3,027	55,209
Straumann Holding AG (Switzerland)	70	52,560
William Demant Holding A/S (Denmark)*	3,060	114,869

		494,041

Hotels, Restaurants & Leisure — 0.7%
Aristocrat Leisure Ltd. (Australia)	2,657	54,596
Carnival PLC	911	56,630
Compass Group PLC (United Kingdom)	2,472	54,917
Flight Centre Travel Group Ltd. (Australia)	3,057	117,289
GVC Holdings PLC (United Kingdom)	3,922	46,948
InterContinental Hotels Group PLC (United Kingdom)	1,979	123,152
Merlin Entertainments PLC (United Kingdom), 144A	10,598	55,316
SJM Holdings Ltd. (Macau)	59,000	54,543
TUI AG (Germany)	5,463	104,755

		668,146

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	7,195	53,170
Berkeley Group Holdings PLC (United Kingdom)	2,394	114,666
Coway Co. Ltd. (South Korea)	648	50,676
LG Electronics, Inc. (South Korea)	790	50,600
Persimmon PLC (United Kingdom)	3,527	108,776
Taylor Wimpey PLC (United Kingdom)	40,205	90,062

		467,950

Household Products — 0.1%
Hindustan Unilever Ltd. (India)	4,510	100,160

A1098

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	1,500	$41,471

Industrial Conglomerates — 0.3%
CJ Corp. (South Korea)	521	63,376
CK Hutchison Holdings Ltd. (Hong Kong)	4,500	51,864
Hanwha Corp. (South Korea)	1,420	41,961
LG Corp. (South Korea)	1,481	96,824
Shanghai Industrial Holdings Ltd. (China)	3,000	6,648

		260,673

Insurance — 1.8%
Aegon NV (Netherlands)	20,108	130,338
Ageas (Belgium)	961	51,688
AXA SA (France)	3,612	97,272
CNP Assurances (France)	2,360	56,809
DB Insurance Co. Ltd. (South Korea)	991	64,976
Direct Line Insurance Group PLC (United Kingdom)	10,260	43,310
Fairfax Financial Holdings Ltd. (Canada)	100	54,329
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,771	66,877
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	800	31,990
NN Group NV (Netherlands)	11,893	529,911
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	60,000	26,973
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	46,000	54,266
Poste Italiane SpA (Italy), 144A	6,432	51,278
Power Corp. of Canada (Canada)	1,000	21,724
SCOR SE (France)	5,026	233,125
Shin Kong Financial Holding Co. Ltd. (Taiwan)	107,526	42,075
Sun Life Financial, Inc. (Canada)	1,200	47,706

		1,604,647

Internet Software & Services — 0.1%
Auto Trader Group PLC (United Kingdom), 144A	8,839	51,473

IT Services — 2.2%
Amadeus IT Group SA (Spain) (Class A Stock)	4,704	436,497
Atos SE (France)	914	108,684
HCL Technologies Ltd. (India)	35,044	526,734
Infosys Ltd. (India)	24,990	252,012
Tata Consultancy Services Ltd. (India)	11,845	357,299
Tech Mahindra Ltd. (India)	16,760	172,672
Wipro Ltd. (India)	23,574	105,473

		1,959,371

Machinery — 0.4%
Atlas Copco AB (Sweden) (Class A Stock)	1,301	37,462
Atlas Copco AB (Sweden) (Class B Stock)	1,114	29,709
Doosan Bobcat, Inc. (South Korea)	505	18,402
Epiroc AB (Sweden) (Class B Stock)*	1,114	11,451
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)*	354	128,944
Sandvik AB (Sweden)	2,950	52,270
SKF AB (Sweden) (Class B Stock)	794	15,648

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Volvo AB (Sweden) (Class B Stock)	2,353	$41,517

		335,403

Media — 0.3%
Axel Springer SE (Germany)	680	45,689
Pearson PLC (United Kingdom)	10,029	116,028
RTL Group SA (Luxembourg)	1,103	78,644
Sky PLC (United Kingdom)	2,349	52,987

		293,348

Metals & Mining — 0.5%
Alrosa PJSC (Russia)	48,900	79,569
Hyundai Steel Co. (South Korea)	2,199	112,137
JFE Holdings, Inc. (Japan)	1,600	36,707
POSCO (South Korea)	214	56,733
Severstal PJSC (Russia)	5,960	98,745
Vale SA (Brazil)	4,000	59,180
voestalpine AG (Austria)	598	27,358

		470,429

Multiline Retail — 0.2%
Dollarama, Inc. (Canada)	1,200	37,803
Next PLC (United Kingdom)	1,819	130,139

		167,942

Oil, Gas & Consumable Fuels — 3.2%
Enagas SA (Spain)	2,660	71,734
Eni SpA (Italy)	27,357	516,382
Equinor ASA (Norway)	1,880	52,926
Galp Energia SGPS SA (Portugal)	950	18,844
Gazprom PJSC (Russia)	49,270	122,645
Idemitsu Kosan Co. Ltd. (Japan)	1,000	52,801
JXTG Holdings, Inc. (Japan)	7,000	52,815
LUKOIL PJSC (Russia)	3,655	279,216
MOL Hungarian Oil & Gas PLC (Hungary)	12,295	132,378
Neste OYJ (Finland)	2,999	247,044
OMV AG (Austria)	4,724	265,381
Repsol SA (Spain)	25,711	510,959
Rosneft Oil Co. PJSC (Russia)	19,580	147,649
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	1,484	50,899
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1,437	50,232
Snam SpA (Italy)	26,171	108,997
Surgutneftegas PJSC (Russia)	137,600	58,083
Tatneft PJSC (Russia)	4,190	53,235
TOTAL SA (France)	887	57,402

		2,849,622

Paper & Forest Products — 1.0%
Fibria Celulose SA (Brazil)	2,700	50,342
Oji Holdings Corp. (Japan)	2,000	14,502
Stora Enso OYJ (Finland) (Class R Stock)	27,849	534,150
UPM-Kymmene OYJ (Finland)	8,011	314,155

		913,149

Personal Products — 0.1%
Beiersdorf AG (Germany)	386	43,516
L’Oreal SA (France)	214	51,561

		95,077

A1099

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 1.3%
Astellas Pharma, Inc. (Japan)	3,200	$55,844
China Medical System Holdings Ltd. (China)	23,000	32,062
China Resources Pharmaceutical Group Ltd. (China), 144A	35,500	56,280
CSPC Pharmaceutical Group Ltd. (China)	56,000	118,731
GlaxoSmithKline PLC (United Kingdom)	2,577	51,626
Ipsen SA (France)	57	9,575
Richter Gedeon Nyrt (Hungary)	3,260	61,020
Roche Holding AG (Switzerland)	494	119,552
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	1,000	3,939
Sihuan Pharmaceutical Holdings Group Ltd. (China)	225,000	46,009
Sino Biopharmaceutical Ltd. (Hong Kong)	105,500	98,521
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,230	26,494
UCB SA (Belgium)	5,066	454,382

		1,134,035

Professional Services — 0.8%
Experian PLC (United Kingdom)	12,791	328,448
Intertek Group PLC (United Kingdom)	768	49,947
Randstad NV (Netherlands)	3,238	172,316
RELX PLC (United Kingdom)	4,721	99,365
Wolters Kluwer NV (Netherlands)	986	61,518

		711,594

Real Estate Management & Development — 1.0%
Agile Group Holdings Ltd. (China)	30,000	42,313
Aldar Properties PJSC (United Arab Emirates)	93,154	46,382
China Evergrande Group (China)	13,000	36,350
China Overseas Land & Investment Ltd. (China)	24,000	75,113
China Resources Land Ltd. (China)	14,000	48,994
China Vanke Co. Ltd. (China) (Class H Stock)	9,900	32,710
CK Asset Holdings Ltd. (Hong Kong)	7,000	52,507
Country Garden Holdings Co. Ltd. (China)	21,000	26,453
Emaar Development PJSC (United Arab Emirates)*	7,951	11,345
Emaar Properties PJSC (United Arab Emirates)	60,679	81,825
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	21,600	39,731
Hongkong Land Holdings Ltd. (Hong Kong)	3,300	21,849
Hysan Development Co. Ltd. (Hong Kong)	3,000	15,159
Kerry Properties Ltd. (Hong Kong)	12,000	40,701
LendLease Group (Australia)	408	5,792
Longfor Group Holdings Ltd. (China)	2,000	5,150
New World Development Co. Ltd. (Hong Kong)	31,000	42,187
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	2,800	3,835
Shimao Property Holdings Ltd. (China)	19,000	47,397
Sino Land Co. Ltd. (Hong Kong)	10,000	17,130
Sino-Ocean Group Holding Ltd. (China)	83,000	36,658
SOHO China Ltd. (China)	13,000	5,051

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Sun Hung Kai Properties Ltd. (Hong Kong)	3,500	$50,917
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	4,000	43,828
Swire Properties Ltd. (Hong Kong)	5,000	18,930
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4,000	25,774
Wheelock & Co. Ltd. (Hong Kong)	5,000	29,987

		904,068

Road & Rail — 0.0%
Canadian Pacific Railway Ltd. (Canada)	200	42,307

Semiconductors & Semiconductor Equipment — 0.6%
Phison Electronics Corp. (Taiwan)	4,000	31,841
SK Hynix, Inc. (South Korea)	7,081	467,067

		498,908

Software — 0.3%
Check Point Software Technologies Ltd. (Israel)*	561	66,013
Dassault Systemes SE (France)	369	55,220
Nice Ltd. (Israel)*	904	101,982
Ubisoft Entertainment SA (France)*	469	50,763

		273,978

Specialty Retail — 0.3%
Hennes & Mauritz AB (Sweden) (Class B Stock)	8,757	161,516
Kingfisher PLC (United Kingdom)	31,871	106,898

		268,414

Technology Hardware, Storage & Peripherals — 0.5%
Brother Industries Ltd. (Japan)	2,600	51,252
Canon, Inc. (Japan)	1,600	50,775
FUJIFILM Holdings Corp. (Japan)	1,300	58,513
Konica Minolta, Inc. (Japan)	8,400	89,330
Ricoh Co. Ltd. (Japan)	5,300	56,869
Samsung Electronics Co. Ltd. (South Korea)	2,436	101,964
Seiko Epson Corp. (Japan)	3,000	51,028

		459,731

Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	491	119,961
Burberry Group PLC (United Kingdom)	4,358	114,501

		234,462

Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	456	21,280
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	140,600	36,331
Imperial Brands PLC (United Kingdom)	872	30,250
Swedish Match AB (Sweden)	1,267	64,811

		152,672

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	800	46,016
ITOCHU Corp. (Japan)	2,900	53,035
Marubeni Corp. (Japan)	6,800	62,176
Mitsubishi Corp. (Japan)	1,900	58,494

A1100

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Sumitomo Corp. (Japan)	3,100	$51,605

		271,326

Transportation Infrastructure — 0.6%
Aena SME SA (Spain), 144A	2,576	446,308
Fraport AG Frankfurt Airport Services Worldwide (Germany)	714	62,913

		509,221

Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	21,900	128,302

Wireless Telecommunication Services — 0.1%
SK Telecom Co. Ltd. (South Korea)	219	55,693

TOTAL COMMON STOCKS (cost $24,981,422)		25,847,846

PREFERRED STOCKS — 0.7%
Chemicals — 0.0%
Fuchs Petrolub SE (Germany) (PRFC)	338	18,851

Electric Utilities — 0.4%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)*	36,300	166,015
Cia Energetica de Minas Gerais (Brazil) (PRFC)	97,800	171,938

		337,953

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	11,500	48,636

Oil, Gas & Consumable Fuels — 0.2%
Surgutneftegas PJSC (Russia) (PRFC)	235,400	138,136
Transneft PJSC (Russia) (PRFC)	23	58,231

		196,367

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,832	62,477

TOTAL PREFERRED STOCKS (cost $662,413)		664,284

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.7%
Financial Select Sector SPDR Fund	12,400	341,992
iShares 10-20 Year Treasury Bond ETF	400	51,428
iShares 1-3 Year Treasury Bond ETF	1,400	116,326
iShares 20+ Year Treasury Bond ETF	200	23,453
iShares 3-7 Year Treasury Bond ETF	1,200	142,884
iShares 7-10 Year Treasury Bond ETF	1,300	131,521
iShares Core S&P 500 ETF	3,300	966,009
Technology Select Sector SPDR Fund	8,200	617,706

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $2,272,020)		2,391,319

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $72,903,034)		$83,507,606

SHORT-TERM INVESTMENTS — 6.8%

AFFILIATED MUTUAL FUNDS — 6.5%
PGIM Core Ultra Short Bond Fund(w)	5,826,550	5,826,550
PGIM Institutional Money Market Fund(w)	33	33

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,826,583)		5,826,583

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $298,585)
2.134%	12/20/18	300	298,581

TOTAL SHORT-TERM INVESTMENTS (cost $6,125,168)			6,125,164

TOTAL INVESTMENTS — 99.9% (cost $79,028,202)			89,632,770
Other assets in excess of liabilities(z) — 0.1%			98,966

NET ASSETS — 100.0%			$89,731,736

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A1101

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
16	10 Year U.S. Treasury Notes	Dec. 2018	$1,900,500	$(23,250)
11	CAC40 10 Euro	Oct. 2018	701,094	21,648
1	IBEX 35 Index	Oct. 2018	108,767	(192)

				(1,794)

Short Position:
42	Mini MSCI Emerging Markets Index	Dec. 2018	2,204,370	(38,430)

				$(40,224)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse First Boston Corp.	$3,511	$298,581

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$60,430,740	$—	$—
Common Stocks
Australia	—	453,602	—
Austria	—	292,739	—
Belgium	—	506,070	—
Brazil	661,482	—	—
Canada	435,890	—	—
China	—	1,867,805	—
Denmark	—	287,548	—
Finland	—	1,095,349	—
France	—	861,028	—
Germany	—	1,439,540	—
Hong Kong	—	509,354	—
Hungary	—	193,398	—
India	—	1,514,350	—
Indonesia	—	43,985	—
Ireland	46,016	—	—
Israel	92,507	426,434	—
Italy	—	696,521	—
Japan	—	1,840,265	—
Luxembourg	—	186,466	—
Macau	—	54,543	—
Malaysia	—	49,537	—
Mexico	388,295	—	—
Netherlands	—	1,474,095	—
New Zealand	—	93,146	—
Norway	—	180,637	—

A1102

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Poland	$—	$105,124	$—
Portugal	—	18,844	—
Russia	—	944,727	—
Singapore	—	91,021	—
South Africa	—	52,883	—
South Korea	—	2,824,232	—
Spain	—	1,465,498	—
Sweden	—	414,384	—
Switzerland	—	514,155	—
Taiwan	—	390,604	—
Thailand	—	142,544	—
Turkey	—	40,116	—
United Arab Emirates	—	139,552	—
United Kingdom	—	2,956,930	—
United States	—	56,630	—
Preferred Stocks
Brazil	386,589	—	—
Germany	—	18,851	—
Russia	—	196,367	—
South Korea	—	62,477	—
Unaffiliated Exchange Traded Funds	2,391,319	—	—
U.S. Treasury Obligation	—	298,581	—
Other Financial Instruments*
Futures Contracts	(40,224)	—	—

Total	$64,792,614	$24,799,932	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1103

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.4%
COMMON STOCKS — 65.3%
Aerospace & Defense — 1.3%
AAR Corp	47,900	$2,293,931
Curtiss-Wright Corp.(a)	182,500	25,079,150
Dassault Aviation SA (France)	637	1,181,057
Ducommun, Inc.*	10,200	416,568
Esterline Technologies Corp.*(a)	96,400	8,767,580
General Dynamics Corp.(a)	55,600	11,382,432
Lockheed Martin Corp.	221,300	76,560,948
Meggitt PLC (United Kingdom)	106,516	786,623
Moog, Inc. (Class A Stock)	28,000	2,407,160
MTU Aero Engines AG (Germany)	11,239	2,529,362
Northrop Grumman Corp.	9,400	2,983,278
QinetiQ Group PLC (United Kingdom)	370,110	1,381,394
Raytheon Co.	308,700	63,795,942
Senior PLC (United Kingdom)	57,450	233,790
Singapore Technologies Engineering Ltd. (Singapore)	174,300	454,031
Teledyne Technologies, Inc.*	40,300	9,941,204
Thales SA (France)	14,745	2,095,239
United Technologies Corp.	215,000	30,059,150
Vectrus, Inc.*	42,700	1,331,813
Wesco Aircraft Holdings, Inc.*	154,100	1,733,625

		245,414,277

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	156,376	5,567,434
Forward Air Corp.	42,700	3,061,590
SG Holdings Co. Ltd. (Japan)	13,200	345,901

		8,974,925

Airlines — 0.1%
Dart Group PLC (United Kingdom)	39,041	474,678
Deutsche Lufthansa AG (Germany)	422,779	10,390,801
easyJet PLC (United Kingdom)	63,254	1,083,614
International Consolidated Airlines Group SA (United Kingdom)	679,048	5,836,178
Japan Airlines Co. Ltd. (Japan)	15,800	566,871
JetBlue Airways Corp.*	282,000	5,459,520
Singapore Airlines Ltd. (Singapore)	73,500	523,497
SkyWest, Inc.	22,900	1,348,810
Turk Hava Yollari AO (Turkey)*	86,636	273,735

		25,957,704

Auto Components — 0.3%
Adient PLC(a)	53,200	2,091,291
Aisin Seiki Co. Ltd. (Japan)	22,300	1,085,416
American Axle & Manufacturing Holdings, Inc.*	32,400	565,056
Bosch Ltd. (India)	2,499	688,260
Cie Generale des Etablissements Michelin SCA (France) (Class B Stock)	23,191	2,770,140
Cooper-Standard Holdings, Inc.*	10,900	1,307,782
Dana, Inc.	834,600	15,581,982
Delphi Technologies PLC	43,600	1,367,296
Denso Corp. (Japan)	60,000	3,166,495
Exedy Corp. (Japan)	76,200	2,524,548
Faurecia SA (France)	142,569	8,578,229
FCC Co. Ltd. (Japan)	34,300	1,031,981
Keihin Corp. (Japan)	48,900	1,009,285

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Koito Manufacturing Co. Ltd. (Japan)	15,000	$982,632
Modine Manufacturing Co.*	70,700	1,053,430
Musashi Seimitsu Industry Co. Ltd. (Japan)	14,000	228,252
Nexteer Automotive Group Ltd. (China)	23,000	36,496
NGK Spark Plug Co. Ltd. (Japan)	22,000	640,545
NHK Spring Co. Ltd. (Japan)	26,800	278,388
Nissin Kogyo Co. Ltd. (Japan)	50,200	844,924
Showa Corp. (Japan)	13,900	213,270
Stanley Electric Co. Ltd. (Japan)	17,700	604,575
Tenneco, Inc.	123,400	5,200,076
Tower International, Inc.	38,800	1,173,700
Toyota Industries Corp. (Japan)	20,000	1,182,002
TS Tech Co. Ltd. (Japan)	139,500	4,808,625

		59,014,676

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	547,100	270,234
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	48,500	38,966
Bajaj Auto Ltd. (India)	2,242	83,146
Ferrari NV (Italy)	17,147	2,349,054
Fiat Chrysler Automobiles NV (United Kingdom)*	162,080	2,833,440
Ford Otomotiv Sanayi A/S (Turkey)	71,563	782,016
Geely Automobile Holdings Ltd. (China)	136,000	271,607
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	80,000	88,665
Honda Motor Co. Ltd. (Japan)	220,300	6,666,021
Isuzu Motors Ltd. (Japan)	75,000	1,179,450
Kia Motors Corp. (South Korea)	14,829	468,624
Mahindra & Mahindra Ltd. (India)	95,543	1,135,514
Maruti Suzuki India Ltd. (India)	2,804	284,001
Mitsubishi Motors Corp. (Japan)	92,500	652,227
Peugeot SA (France)	585,267	15,783,750
Suzuki Motor Corp. (Japan)	270,900	15,503,477
Thor Industries, Inc.	300,800	25,176,960
Toyota Motor Corp. (Japan)	309,900	19,347,165
Volkswagen AG (Germany)	4,487	781,150
Winnebago Industries, Inc.(a)	27,600	914,940

		94,610,407

Banks — 4.9%
77 Bank Ltd. (The) (Japan)	9,700	229,838
ABN AMRO Group NV (Netherlands), CVA, 144A	600,094	16,327,269
Absa Group Ltd. (South Africa)	19,386	208,090
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	53,858	116,171
Agricultural Bank of China Ltd. (China) (Class H Stock)	3,741,000	1,833,313
AIB Group PLC (Ireland)	110,268	563,126
Akbank T.A.S. (Turkey)	277,759	318,781
Associated Banc-Corp.	612,500	15,925,000
Australia & New Zealand Banking Group Ltd. (Australia)	11,234	228,769
Banc of California, Inc.(a)	19,900	376,110
BancFirst Corp.	32,600	1,954,370
Banco Bradesco SA (Brazil)	26,297	166,304
Banco do Brasil SA (Brazil)	262,500	1,910,308

A1104

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Banco Santander Brasil SA (Brazil), UTS	123,700	$1,091,953
Banco Santander Chile (Chile)	1,770,695	141,664
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) (Class B Stock)	297,400	464,995
Bancorp, Inc. (The)*	95,600	916,804
Bank Hapoalim BM (Israel)	101,713	728,067
Bank Leumi Le-Israel BM (Israel)	1,594,418	10,517,123
Bank of America Corp.	3,745,000	110,327,700
Bank of China Ltd. (China) (Class H Stock)	5,359,000	2,381,481
Bank of Communications Co. Ltd. (China) (Class H Stock)	3,392,000	2,539,318
Bank of East Asia Ltd. (The) (Hong Kong)	594,600	2,214,190
Bank of Ireland Group PLC (Ireland)	1,086,172	8,277,599
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	64,000	71,200
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	85,900	4,454,774
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	44,400	78,789
BankUnited, Inc.	98,700	3,493,980
Banner Corp.	8,800	547,096
BB&T Corp.	208,600	10,125,444
BNK Financial Group, Inc. (South Korea)	205,740	1,593,766
BNP Paribas SA (France)	151,320	9,266,576
BOC Hong Kong Holdings Ltd. (China)	522,000	2,478,462
Boston Private Financial Holdings, Inc.	20,100	274,365
Brookline Bancorp, Inc.	46,200	771,540
CaixaBank SA (Spain)	254,761	1,162,477
Cathay General Bancorp	171,200	7,094,528
Chemical Financial Corp.	64,000	3,417,600
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,274,000	814,450
China Construction Bank Corp. (China) (Class H Stock)	7,698,000	6,720,677
China Merchants Bank Co. Ltd. (China) (Class H Stock)	146,500	594,151
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	838,200	622,305
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	1,349,000	737,693
Citigroup, Inc.	1,338,900	96,052,686
Credicorp Ltd. (Peru)	1,800	401,544
CTBC Financial Holding Co. Ltd. (Taiwan)	480,920	362,181
Customers Bancorp, Inc.*	63,300	1,489,449
DGB Financial Group, Inc. (South Korea)	146,789	1,343,051
DNB ASA (Norway)	325,343	6,825,679
Eagle Bancorp, Inc.*	8,000	404,800
East West Bancorp, Inc.	551,345	33,284,698
Enterprise Financial Services Corp.	44,400	2,355,420
Financial Institutions, Inc.	27,800	872,920
First Bancorp (Puerto Rico)*	639,700	5,821,270
First Citizens BancShares, Inc. (Class A Stock)	5,100	2,306,628
First Community Bancshares, Inc.	17,300	586,124
First Financial Corp.	15,400	773,080
First Interstate BancSystem, Inc. (Class A Stock)	37,100	1,662,080
First Merchants Corp.	8,200	368,918

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Midwest Bancorp, Inc.	104,500	$2,778,655
FNB Corp.(a)	179,800	2,287,056
Franklin Financial Network, Inc.*	18,400	719,440
Fulton Financial Corp.	659,500	10,980,675
Great Southern Bancorp, Inc.	12,300	680,805
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	69,600	503,497
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	60,400	94,954
Gunma Bank Ltd. (The) (Japan)	704,700	3,618,155
Hana Financial Group, Inc. (South Korea)	75,525	3,030,245
Hancock Whitney Corp.	485,400	23,080,770
Hang Seng Bank Ltd. (Hong Kong)	627,400	17,033,492
Hanmi Financial Corp.	40,100	998,490
Heritage Commerce Corp.	43,000	641,560
Hilltop Holdings, Inc.	149,200	3,009,364
Hokuhoku Financial Group, Inc. (Japan)	106,100	1,489,446
Home BancShares, Inc.	130,400	2,855,760
Hong Leong Financial Group Bhd (Malaysia)	6,000	27,913
Hope Bancorp, Inc.	63,300	1,023,561
HSBC Holdings PLC (United Kingdom)	1,153,514	10,056,089
Huntington Bancshares, Inc.	149,800	2,235,016
IBERIABANK Corp.	73,500	5,979,225
Industrial & Commercial Bank of China Ltd.
(China) (Class H Stock)	3,985,000	2,909,455
Industrial Bank of Korea (South Korea)	210,527	2,892,760
International Bancshares Corp.	171,700	7,726,500
Intesa Sanpaolo SpA (Italy)	1,620,459	4,132,721
Israel Discount Bank Ltd. (Israel) (Class A Stock)	159,793	531,079
JPMorgan Chase & Co.	1,333,300	150,449,572
Jyske Bank A/S (Denmark)	9,725	470,822
KB Financial Group, Inc. (South Korea)	66,049	3,225,396
Komercni banka A/S (Czech Republic)	26,333	1,080,930
Lloyds Banking Group PLC (United Kingdom)	25,776,436	19,856,846
Mebuki Financial Group, Inc. (Japan)	136,400	470,883
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,536,926	15,297,823
Mega Financial Holding Co. Ltd. (Taiwan)	282,000	253,762
Metropolitan Bank Holding Corp.*	12,000	493,440
MidWestOne Financial Group, Inc.	14,900	496,319
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,989,400	18,577,830
Mizrahi Tefahot Bank Ltd. (Israel)	13,945	241,659
Mizuho Financial Group, Inc. (Japan)	3,307,400	5,760,490
Moneta Money Bank A/S (Czech Republic), 144A	12,698	46,710
National Bank of Canada (Canada)	13,400	669,248
Nedbank Group Ltd. (South Africa)	6,369	119,011
Nishi-Nippon Financial Holdings, Inc. (Japan)	19,100	220,856
OFG Bancorp (Puerto Rico)(a)	82,800	1,337,220
OTP Bank Nyrt (Hungary)	6,064	224,881
Oversea-Chinese Banking Corp. Ltd. (Singapore)	61,400	513,389
PacWest Bancorp	429,500	20,465,675
PNC Financial Services Group, Inc. (The)	119,600	16,288,324

A1105

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	1,731,000	$1,089,058
Preferred Bank	21,500	1,257,750
Qatar Islamic Bank SAQ (Qatar)	5,021	193,016
QCR Holdings, Inc.	20,200	825,170
Raiffeisen Bank International AG (Austria)	19,806	570,437
Renasant Corp.	23,100	951,951
Republic Bancorp, Inc. (Class A Stock)	9,500	437,950
Resona Holdings, Inc. (Japan)	1,107,100	6,197,526
Sberbank of Russia PJSC (Russia), ADR	87,227	1,106,038
Shinhan Financial Group Co. Ltd. (South Korea)	30,020	1,218,066
Shizuoka Bank Ltd. (The) (Japan)	61,600	550,910
Signature Bank	118,500	13,608,540
Simmons First National Corp. (Class A Stock)	65,500	1,928,975
SinoPac Financial Holdings Co. Ltd. (Taiwan)	415,140	151,452
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	224,365	2,502,845
SpareBank 1 SMN (Norway)	100,608	1,121,984
Standard Bank Group Ltd. (South Africa)	34,975	432,370
Sumitomo Mitsui Financial Group, Inc. (Japan)	513,000	20,662,396
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	45,300	1,858,722
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,352,647	17,073,621
Swedbank AB (Sweden) (Class A Stock)	124,355	3,078,749
Synovus Financial Corp.	677,400	31,018,146
TCF Financial Corp.	834,700	19,874,207
Texas Capital Bancshares, Inc.*	196,500	16,240,725
Toronto-Dominion Bank (The) (Canada)	11,900	723,130
Turkiye Garanti Bankasi A/S (Turkey)	428,056	548,505
UMB Financial Corp.(a)	18,500	1,311,650
Umpqua Holdings Corp.	533,600	11,098,880
United Community Banks, Inc.	117,700	3,282,653
United Overseas Bank Ltd. (Singapore)	222,100	4,399,652
VTB Bank PJSC (Russia)	1,926,650,000	1,202,435
Wells Fargo & Co.	314,000	16,503,840
Wintrust Financial Corp.	286,200	24,309,828
Woori Bank (South Korea)	162,847	2,479,468

		966,677,158

Beverages — 0.8%
Ambev SA (Brazil)	9,400	42,827
Asahi Group Holdings Ltd. (Japan)	134,100	5,812,218
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	32,500	9,343,750
Britvic PLC (United Kingdom)	659,067	6,715,962
C&C Group PLC (Ireland)	547,972	2,111,708
Cia Cervecerias Unidas SA (Chile)	5,211	72,630
Coca-Cola European Partners PLC (United Kingdom)	369,500	16,801,164
Coca-Cola HBC AG (Switzerland)*	117,858	4,011,193
Coca-Cola Icecek A/S (Turkey)	3,654	20,453
Diageo PLC (United Kingdom)	45,071	1,595,407
Fevertree Drinks PLC (United Kingdom)	12,921	606,113

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	4,500	$83,765
Kirin Holdings Co. Ltd. (Japan)	183,600	4,698,083
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	900	95,530
PepsiCo, Inc.	857,718	95,892,872
Royal Unibrew A/S (Denmark)	6,411	527,193
Stock Spirits Group PLC (United Kingdom)	344,220	882,807
Treasury Wine Estates Ltd. (Australia)	97,311	1,228,845
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	8,100	80,041

		150,622,561

Biotechnology — 1.2%
Acorda Therapeutics, Inc.*	128,400	2,523,060
AMAG Pharmaceuticals, Inc.*(a)	109,300	2,186,000
BioSpecifics Technologies Corp.*	20,100	1,175,649
Catalyst Pharmaceuticals, Inc.*	59,200	223,776
Celgene Corp.*	564,800	50,543,952
Concert Pharmaceuticals, Inc.*	36,600	543,144
CSL Ltd. (Australia)	71,695	10,430,638
Emergent BioSolutions, Inc.*	80,800	5,319,064
Enanta Pharmaceuticals, Inc.*	50,000	4,273,000
FibroGen, Inc.*	43,600	2,648,700
Five Prime Therapeutics, Inc.*(a)	64,100	892,272
Genomic Health, Inc.*	116,506	8,181,051
Gilead Sciences, Inc.	757,300	58,471,133
Halozyme Therapeutics, Inc.*(a)	182,000	3,306,940
Ligand Pharmaceuticals, Inc.*(a)	26,000	7,136,740
Myriad Genetics, Inc.*	124,000	5,704,000
REGENXBIO, Inc.*	50,700	3,827,850
Retrophin, Inc.*	95,200	2,735,096
Swedish Orphan Biovitrum AB (Sweden)*	22,498	657,899
United Therapeutics Corp.*	174,500	22,315,060
Vanda Pharmaceuticals, Inc.*	232,200	5,328,990
Vertex Pharmaceuticals, Inc.*	179,500	34,596,830
Voyager Therapeutics, Inc.*(a)	32,100	607,332
Xencor, Inc.*	31,600	1,231,452

		234,859,628

Building Products — 0.3%
AGC, Inc. (Japan)	165,400	6,839,736
Aica Kogyo Co. Ltd. (Japan)	6,900	278,584
Apogee Enterprises, Inc.	38,200	1,578,424
Armstrong World Industries, Inc.*	109,400	7,614,240
Builders FirstSource, Inc.*	148,000	2,172,640
Continental Building Products, Inc.*	285,300	10,713,015
Kingspan Group PLC (Ireland)	20,874	973,252
NCI Building Systems, Inc.*	279,900	4,240,485
Nibe Industrier AB (Sweden) (Class B Stock)	42,348	507,129
Nichias Corp. (Japan)	37,500	975,275
Patrick Industries, Inc.*	5,000	296,000
PGT Innovations, Inc.*	116,200	2,509,920
Rockwool International A/S (Denmark) (Class B Stock)	24,725	10,562,316
Takasago Thermal Engineering Co. Ltd. (Japan)	56,700	1,025,220

A1106

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Universal Forest Products, Inc.	151,800	$5,363,094

		55,649,330

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	375,235	4,597,591
Affiliated Managers Group, Inc.	12,700	1,736,344
Ameriprise Financial, Inc.	238,800	35,261,208
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(a)	91,054	4,820,171
BGC Partners, Inc. (Class A Stock)	93,800	1,108,716
BrightSphere Investment Group PLC	70,400	872,960
China Everbright Ltd. (China)	24,000	42,997
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	287,000	52,791
CMC Markets PLC (United Kingdom), 144A	205,330	373,362
Donnelley Financial Solutions, Inc.*	91,700	1,643,264
Eaton Vance Corp.	28,600	1,503,216
Euronext NV (Netherlands), 144A	7,808	514,241
Evercore, Inc. (Class A Stock)	240,500	24,182,275
Federated Investors, Inc. (Class B Stock)(a)	358,100	8,637,372
Franklin Resources, Inc.	89,400	2,718,654
Goldman Sachs Group, Inc. (The)	188,800	42,336,512
Haitong International Securities Group Ltd. (Hong Kong)	1,820,000	637,181
Hargreaves Lansdown PLC (United Kingdom)	76,393	2,224,953
Houlihan Lokey, Inc.	65,700	2,951,901
IG Group Holdings PLC (United Kingdom)	584,435	4,830,910
Interactive Brokers Group, Inc. (Class A Stock)	107,200	5,929,232
Intermediate Capital Group PLC (United Kingdom)	39,044	554,214
INTL. FCStone, Inc.*	18,500	893,920
Investec PLC (South Africa)	112,224	790,134
Janus Henderson Group PLC (United Kingdom)(a)	484,600	13,064,816
Korea Investment Holdings Co. Ltd. (South Korea)	1,111	76,097
London Stock Exchange Group PLC (United Kingdom)	11,614	694,114
Macquarie Group Ltd. (Australia)	234,126	21,272,347
Magellan Financial Group Ltd. (Australia)	17,313	346,268
Partners Group Holding AG (Switzerland)	21,685	17,158,798
Reinet Investments SCA (Luxembourg)	3,972	73,902
SBI Holdings, Inc. (Japan)	30,800	955,881
Schroders PLC (United Kingdom)	48,610	1,957,829
SEI Investments Co.	75,200	4,594,720
St. James’s Place PLC (United Kingdom)	19,789	295,144
State Street Corp.	381,600	31,970,448
Stifel Financial Corp.	154,800	7,935,048
Swissquote Group Holding SA (Switzerland)	3,366	243,977
T. Rowe Price Group, Inc.	40,600	4,432,708
Yuanta Financial Holding Co. Ltd. (Taiwan)	5,748,000	3,030,528

		257,316,744

Chemicals — 1.7%
AdvanSix, Inc.*	11,900	404,005
Arkema SA (France)	13,344	1,653,434
Asahi Kasei Corp. (Japan)	767,600	11,637,355

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
BASF SE (Germany)	117,335	$10,423,162
Cabot Corp.	122,400	7,676,928
Celanese Corp. (Class A Stock)	60,700	6,919,800
Chemours Co. (The)	1,285,300	50,692,232
China Lumena New Materials Corp. (China)*^	3,944,000	5,038
Covestro AG (Germany), 144A	199,758	16,189,426
Formosa Plastics Corp. (Taiwan)	115,000	440,486
Frutarom Industries Ltd. (Israel)	7,201	744,761
Hanwha Chemical Corp. (South Korea)	114,093	1,987,916
Huntsman Corp.	440,000	11,981,200
Indorama Ventures PCL (Thailand)	43,086	78,703
Israel Chemicals Ltd. (Israel)	59,962	362,845
Kaneka Corp. (Japan)	12,000	553,994
Koppers Holdings, Inc.*	49,000	1,526,350
Kronos Worldwide, Inc.	21,700	352,625
Kumho Petrochemical Co. Ltd. (South Korea)	489	43,487
Kuraray Co. Ltd. (Japan)	44,300	664,581
LG Chem Ltd. (South Korea)	1,665	548,578
Linde AG (Germany)	26,132	6,155,235
Lotte Chemical Corp. (South Korea)	7,547	1,891,110
LyondellBasell Industries NV (Class A Stock)	517,600	53,059,176
Minerals Technologies, Inc.	9,200	621,920
Mitsubishi Chemical Holdings Corp. (Japan)	1,903,800	18,167,400
Mitsubishi Gas Chemical Co., Inc. (Japan)	25,800	547,373
Mitsui Chemicals, Inc. (Japan)	261,100	6,514,473
Nan Ya Plastics Corp. (Taiwan)	137,000	380,325
Nippon Shokubai Co. Ltd. (Japan)	3,600	279,520
NOF Corp. (Japan)	9,600	323,585
OCI Co. Ltd. (South Korea)	5,077	503,710
Olin Corp.(a)	1,026,000	26,347,680
Petronas Chemicals Group Bhd (Malaysia)	12,100	27,373
PolyOne Corp.	415,200	18,152,544
PTT Global Chemical PCL (Thailand)	789,200	1,984,013
Sherwin-Williams Co. (The)	88,600	40,331,606
Showa Denko KK (Japan)	54,000	2,979,007
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	1,148,000	701,591
Stepan Co.	22,400	1,949,024
Sumitomo Chemical Co. Ltd. (Japan)	309,000	1,805,498
Teijin Ltd. (Japan)	164,600	3,154,402
Tokai Carbon Co. Ltd. (Japan)(a)	26,700	523,913
Tokuyama Corp. (Japan)	8,700	236,265
Tosoh Corp. (Japan)	634,300	9,749,012
Trinseo SA	93,300	7,305,390
Ube Industries Ltd. (Japan)	16,700	453,854
Westlake Chemical Corp.(a)	34,500	2,867,295
Zeon Corp. (Japan)	20,400	214,407

		332,113,607

Commercial Services & Supplies — 0.3%
ACCO Brands Corp.	26,800	302,840
Babcock International Group PLC (United Kingdom)	78,591	740,241
Biffa PLC (United Kingdom), 144A	51,534	168,649
Bravida Holding AB (Sweden), 144A	426,342	3,490,625
Brink’s Co. (The)	16,000	1,116,000

A1107

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Deluxe Corp.(a)	106,400	$6,058,416
Ennis, Inc.(a)	68,800	1,406,960
G4S PLC (United Kingdom)	208,430	657,526
Herman Miller, Inc.	352,000	13,516,800
HomeServe PLC (United Kingdom)	114,786	1,528,204
Interface, Inc.	35,600	831,260
Kimball International, Inc. (Class B Stock)	23,600	395,300
Loomis AB (Sweden) (Class B Stock)	54,734	1,761,326
McGrath RentCorp.	5,900	321,373
Pitney Bowes, Inc.(a)	829,400	5,872,152
Quad/Graphics, Inc.(a)	86,500	1,802,660
Rentokil Initial PLC (United Kingdom)	246,399	1,021,582
RR Donnelley & Sons Co.	200,700	1,083,780
Securitas AB (Sweden) (Class B Stock)	42,402	737,760
Societe BIC SA (France)	3,801	347,853
SP Plus Corp.*	54,900	2,003,850
Steelcase, Inc. (Class A Stock)	101,200	1,872,200
UniFirst Corp.	14,400	2,500,560

		49,537,917

Communications Equipment — 0.8%
ARRIS International PLC*	409,400	10,640,306
Casa Systems, Inc.*	28,400	418,900
Cisco Systems, Inc.	2,379,300	115,752,945
CommScope Holding Co., Inc.*	456,600	14,045,016
Comtech Telecommunications Corp.	42,900	1,555,983
InterDigital, Inc.	20,800	1,664,000
NetScout Systems, Inc.*	223,400	5,640,850
Plantronics, Inc.	214,200	12,916,260

		162,634,260

Construction & Engineering — 0.6%
AECOM*	121,500	3,968,190
China Railway Construction Corp. Ltd. (China) (Class H Stock)	54,500	73,493
China Railway Group Ltd. (China) (Class H Stock)	1,162,000	1,151,015
CIMIC Group Ltd. (Australia)	129,154	4,791,804
Comfort Systems USA, Inc.	32,800	1,849,920
Daelim Industrial Co. Ltd. (South Korea)	11,584	862,876
Daiho Corp. (Japan)	43,800	1,240,123
Eiffage SA (France)	10,789	1,204,116
EMCOR Group, Inc.	452,500	33,987,275
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)*	15,165	696,787
HOCHTIEF AG (Germany)	32,433	5,380,793
John Laing Group PLC (United Kingdom), 144A	99,913	406,286
KBR, Inc.	781,400	16,510,982
Keller Group PLC (United Kingdom)	27,621	366,794
Kyowa Exeo Corp. (Japan)	11,300	330,378
Kyudenko Corp. (Japan)	5,800	229,965
Larsen & Toubro Ltd. (India)	17,996	315,612
Peab AB (Sweden)	29,967	273,989
Quanta Services, Inc.*	86,900	2,900,722
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	34,000	38,845
Sweco AB (Sweden) (Class B Stock)	9,733	256,063

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Taisei Corp. (Japan)	261,700	$11,906,259
Toda Corp. (Japan)	399,400	2,880,914
Toshiba Plant Systems & Services Corp. (Japan)	10,800	230,607
Valmont Industries, Inc.	12,000	1,662,000
Vinci SA (France)	208,710	19,861,700

		113,377,508

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	203,000	1,223,449
China National Building Material Co. Ltd. (China) (Class H Stock)	104,000	92,480
China Resources Cement Holdings Ltd. (China)	114,000	132,740
CRH PLC (Ireland)	116,057	3,790,596
CSR Ltd. (Australia)	74,004	201,454
Eagle Materials, Inc.	95,900	8,174,516
Siam Cement PCL (The) (Thailand)	92,300	1,272,623
United States Lime & Minerals, Inc.	5,200	410,540

		15,298,398

Consumer Finance — 0.6%
American Express Co.	292,800	31,180,272
Capital One Financial Corp.	552,000	52,401,360
Credit Saison Co. Ltd. (Japan)	42,500	692,341
Enova International, Inc.*	33,900	976,320
Green Dot Corp. (Class A Stock)*	85,900	7,629,638
Navient Corp.	1,446,600	19,500,168
Nelnet, Inc. (Class A Stock)	33,427	1,911,022
OneMain Holdings, Inc.*	74,400	2,500,584
Samsung Card Co. Ltd. (South Korea)	839	27,789
SLM Corp.*	241,900	2,697,185

		119,516,679

Containers & Packaging — 0.2%
Greif, Inc. (Class A Stock)	170,600	9,154,396
International Paper Co.(a)	51,400	2,526,310
Klabin SA (Brazil), UTS	337,400	1,655,023
Owens-Illinois, Inc.*	782,000	14,693,780
Sonoco Products Co.	134,000	7,437,000

		35,466,509

Distributors — 0.0%
Core-Mark Holding Co., Inc.	91,300	3,100,548
Inchcape PLC (United Kingdom)	218,178	1,901,936
Paltac Corp. (Japan)	4,400	240,441
Pool Corp.	12,900	2,152,752

		7,395,677

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	28,600	945,230
Grand Canyon Education, Inc.*	24,800	2,797,440
IDP Education Ltd. (Australia)	32,401	242,036
Laureate Education, Inc. (Class A Stock)*	145,600	2,248,064
Service Corp. International(a)	793,100	35,055,020
Strategic Education, Inc.	16,000	2,192,480
TAL Education Group (China), ADR*	18,500	475,635

		43,955,905

A1108

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	284,886	$60,996,941
Chailease Holding Co. Ltd. (Taiwan)	229,500	805,159
Far East Horizon Ltd. (China)	57,000	54,302
FGL Holdings*	187,200	1,675,440
FirstRand Ltd. (South Africa)	129,084	619,399
Fubon Financial Holding Co. Ltd. (Taiwan)	1,139,000	1,931,969
Grupo de Inversiones Suramericana SA (Colombia)	13,518	158,595
Haci Omer Sabanci Holding A/S (Turkey)	245,410	310,539
Investor AB (Sweden) (Class B Stock)	62,519	2,884,933
KBC Ancora (Belgium)	8,350	424,099
Kinnevik AB (Sweden) (Class B Stock)	32,709	986,493
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	176,800	1,040,257
ORIX Corp. (Japan)(a)	225,100	3,634,646
Plus500 Ltd. (Israel)	713,954	12,413,097
Power Finance Corp. Ltd. (India)	747,247	783,363
RMB Holdings Ltd. (South Africa)	198,412	1,109,138
Standard Life Aberdeen PLC (United Kingdom)	92,549	367,870

		90,196,240

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	2,217,208	74,453,845
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,454,052	1,638,901
China Communications Services Corp. Ltd. (China) (Class H Stock)	1,096,000	1,008,673
China Telecom Corp. Ltd. (China) (Class H Stock)	1,540,000	765,622
China Unicom Hong Kong Ltd. (China)	164,000	192,664
CITIC Telecom International Holdings Ltd. (China)	2,246,000	766,939
Deutsche Telekom AG (Germany)	1,311,879	21,127,395
LG Uplus Corp. (South Korea)	163,538	2,699,116
Nippon Telegraph & Telephone Corp. (Japan)	450,600	20,266,610
O2 Czech Republic A/S (Czech Republic)	2,372	27,754
Orange SA (France)	269,523	4,288,823
Spark New Zealand Ltd. (New Zealand)	274,370	736,662
Sunrise Communications Group AG (Switzerland), 144A*	47,099	4,256,802
Telecom Italia SpA (Italy), RSP	930,071	498,929
Telefonica Deutschland Holding AG (Germany)	101,881	430,075
Telekom Austria AG (Austria)*	28,066	216,952
Telenor ASA (Norway)	57,939	1,129,654
Telkom SA SOC Ltd. (South Africa)	83,820	306,381
True Corp. PCL (Thailand)	263,900	49,424
Verizon Communications, Inc.	1,789,700	95,552,083
Vonage Holdings Corp.*	212,300	3,006,168

		233,419,472

Electric Utilities — 0.8%
Centrais Eletricas Brasileiras SA (Brazil)*	419,500	1,611,084
CEZ A/S (Czech Republic)	5,632	143,622
EDP - Energias do Brasil SA (Brazil)	224,200	712,257
Endesa SA (Spain)	44,023	951,599
Enel SpA (Italy)	3,849,130	19,688,553

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Equatorial Energia SA (Brazil)	51,500	$731,333
Eversource Energy	193,800	11,907,072
Exelon Corp.	1,171,200	51,134,592
Hawaiian Electric Industries, Inc.	176,900	6,295,871
Iberdrola SA (Spain)	1,514,494	11,132,938
IDACORP, Inc.	19,900	1,974,677
Inter RAO UES PJSC (Russia)	10,436,000	648,793
Kansai Electric Power Co., Inc. (The) (Japan)	1,152,000	17,358,765
Kyushu Electric Power Co., Inc. (Japan)	61,600	743,097
MGE Energy, Inc.	24,900	1,589,865
OGE Energy Corp.	145,600	5,288,192
Orsted A/S (Denmark), 144A	25,829	1,755,335
Otter Tail Corp.	12,900	617,910
PGE Polska Grupa Energetyczna SA (Poland)*	494,871	1,277,987
PNM Resources, Inc.	159,200	6,280,440
Portland General Electric Co.	132,000	6,020,520
SSE PLC (United Kingdom)	139,740	2,086,085
Tenaga Nasional Bhd (Malaysia)	345,100	1,288,645
Terna Rete Elettrica Nazionale SpA (Italy)	193,536	1,032,210
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	147,000	721,252

		152,992,694

Electrical Equipment — 0.5%
AMETEK, Inc.	225,900	17,873,208
Atkore International Group, Inc.*	230,800	6,123,124
AZZ, Inc.	7,100	358,550
Encore Wire Corp.	29,300	1,467,930
EnerSys	290,700	25,328,691
Fangda Carbon New Material Co. Ltd. (China) (Class A Stock)	19,200	62,516
Fuji Electric Co. Ltd. (Japan)	15,600	624,670
Generac Holdings, Inc.*(a)	24,600	1,387,686
Havells India Ltd. (India)	6,563	53,780
Hubbell, Inc.	64,200	8,575,194
Legrand SA (France)	36,544	2,661,876
Melrose Industries PLC (United Kingdom)	3,212,881	8,371,171
Mersen SA (France)	8,339	292,903
nVent Electric PLC (United Kingdom)	111,100	3,017,476
Regal Beloit Corp.	180,200	14,857,490
Schneider Electric SE (France)	74,340	5,987,051
Vestas Wind Systems A/S (Denmark)	10,475	707,826

		97,751,142

Electronic Equipment, Instruments & Components — 1.2%
Anixter International, Inc.*	33,800	2,376,140
Arrow Electronics, Inc.*	267,800	19,742,216
Avnet, Inc.	639,189	28,616,492
AVX Corp.	73,500	1,326,675
Benchmark Electronics, Inc.	29,100	680,940
CDW Corp.	85,500	7,602,660
Electrocomponents PLC (United Kingdom)	567,324	5,307,581
ePlus, Inc.*	29,700	2,753,190
Halma PLC (United Kingdom)	52,447	986,696
Hamamatsu Photonics KK (Japan)	19,500	776,710
Hitachi Ltd. (Japan)	604,600	20,530,711

A1109

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hon Hai Precision Industry Co. Ltd. (Taiwan)	63,916	$166,099
Horiba Ltd. (Japan)	5,000	264,795
Insight Enterprises, Inc.*	65,100	3,521,259
Jabil, Inc.	637,600	17,266,208
Japan Aviation Electronics Industry Ltd. (Japan)	13,000	218,807
Jenoptik AG (Germany)	7,001	257,254
KEMET Corp.*	33,800	626,990
Keysight Technologies, Inc.*	213,700	14,164,036
Largan Precision Co. Ltd. (Taiwan)	9,000	1,072,714
LG Display Co. Ltd. (South Korea)	43,099	742,403
Maruwa Co. Ltd. (Japan)	15,900	1,061,941
National Instruments Corp.	94,500	4,567,185
Omron Corp. (Japan)	13,400	564,682
PC Connection, Inc.(a)	25,200	980,028
Samsung Electro-Mechanics Co. Ltd. (South Korea)	2,159	271,083
Sanmina Corp.*	59,400	1,639,440
ScanSource, Inc.*	56,100	2,238,390
Shimadzu Corp. (Japan)	53,900	1,687,902
Spectris PLC (United Kingdom)	26,772	827,533
SYNNEX Corp.	169,800	14,382,060
Taiyo Yuden Co. Ltd. (Japan)	49,400	1,109,378
Tech Data Corp.*	235,200	16,833,264
Trimble, Inc.*	268,400	11,664,664
Vishay Intertechnology, Inc.(a)	499,300	10,160,755
WPG Holdings Ltd. (Taiwan)	43,000	53,424
Yageo Corp. (Taiwan)	60,537	915,617
Yokogawa Electric Corp. (Japan)	34,500	728,723
Zebra Technologies Corp. (Class A Stock)*	168,000	29,707,440
Zhen Ding Technology Holding Ltd. (Taiwan)	14,000	31,359

		228,425,444

Energy Equipment & Services — 0.3%
Apergy Corp.*	31,900	1,389,564
Archrock, Inc.	750,900	9,160,980
Bristow Group, Inc.*	25,700	311,741
Core Laboratories NV(a)	51,300	5,942,079
Exterran Corp.*	61,100	1,620,983
Helix Energy Solutions Group, Inc.*	273,000	2,697,240
Hunting PLC (United Kingdom)*	22,097	224,241
Mammoth Energy Services, Inc.(a)	201,400	5,860,740
Matrix Service Co.*	71,700	1,767,405
Oceaneering International, Inc.*	309,000	8,528,400
Superior Energy Services, Inc.*	1,625,100	15,828,474
Tenaris SA (Luxembourg)	85,711	1,434,128
TETRA Technologies, Inc.*	117,700	530,827
TGS Nopec Geophysical Co. ASA (Norway)	13,878	563,732
Transocean Ltd.*	128,800	1,796,760
Unit Corp.*	110,200	2,871,812
WorleyParsons Ltd. (Australia)	26,444	390,201

		60,919,307

Equity Real Estate Investment Trusts (REITs) — 2.2%
Advance Residence Investment Corp. (Japan)	172	439,026
American Assets Trust, Inc.	40,000	1,491,600
American Campus Communities, Inc.	113,000	4,651,080

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Apple Hospitality REIT, Inc.	743,300	$13,000,317
Armada Hoffler Properties, Inc.	68,800	1,039,568
Ashford Hospitality Trust, Inc.	116,600	745,074
Big Yellow Group PLC (United Kingdom)	84,936	1,016,370
Braemar Hotels & Resorts, Inc.	47,100	554,367
Brixmor Property Group, Inc.(a)	842,200	14,746,922
Camden Property Trust	305,500	28,585,635
Champion REIT (Hong Kong)	2,795,000	1,954,800
Charter Hall Group (Australia)	824,736	4,273,897
Chesapeake Lodging Trust	126,900	4,069,683
CoreCivic, Inc.	1,044,200	25,405,386
CorePoint Lodging, Inc.	32,200	626,290
Daiwa Office Investment Corp. (Japan)	44	265,369
Dexus (Australia)	141,508	1,081,753
DiamondRock Hospitality Co.	729,400	8,512,098
Douglas Emmett, Inc.	262,100	9,886,412
Franklin Street Properties Corp.	601,454	4,805,617
Gaming and Leisure Properties, Inc.	398,900	14,061,225
GEO Group, Inc. (The)	1,234,745	31,066,184
Goodman Group (Australia)	1,646,650	12,355,391
GPT Group (The) (Australia)	93,746	353,450
HCP, Inc.	346,900	9,130,408
Hersha Hospitality Trust	28,900	655,163
Highwoods Properties, Inc.	78,100	3,691,006
Hospitality Properties Trust	497,446	14,346,343
Host Hotels & Resorts, Inc.	1,243,400	26,235,740
Hyprop Investments Ltd. (South Africa)	59,507	388,365
Immobiliare Grande Distribuzione SIIQ SpA (Italy)	162,921	1,254,563
InfraREIT, Inc.	82,100	1,736,415
JBG SMITH Properties	96,600	3,557,778
Kimco Realty Corp.	46,300	775,062
Klepierre SA (France)	29,771	1,054,772
Lamar Advertising Co. (Class A Stock)	37,700	2,933,060
Land Securities Group PLC (United Kingdom)	1,194,227	13,737,790
Lexington Realty Trust	239,300	1,986,190
Liberty Property Trust	98,901	4,178,567
Link REIT (Hong Kong)	301,500	2,963,468
Mack-Cali Realty Corp.	312,100	6,635,246
Mapletree Commercial Trust (Singapore), REIT	251,000	295,686
Mapletree North Asia Commercial Trust (Singapore)	510,400	425,683
Medical Properties Trust, Inc.	411,500	6,135,465
Mirvac Group (Australia)	4,947,268	8,626,362
NexPoint Residential Trust, Inc.	17,000	564,400
Nippon Accommodations Fund, Inc. (Japan)	59	262,707
Nippon Building Fund, Inc. (Japan)	180	1,040,354
NorthStar Realty Europe Corp.	99,400	1,407,504
Omega Healthcare Investors, Inc.(a)	144,200	4,725,434
Park Hotels & Resorts, Inc.(a)	399,000	13,095,180
Parkway Life Real Estate Investment Trust (Singapore)	115,600	228,362
Piedmont Office Realty Trust, Inc. (Class A Stock)	23,400	442,962
PotlatchDeltic Corp.	219,400	8,984,430
Ramco-Gershenson Properties Trust(a)	58,600	796,960
Rayonier, Inc.	454,200	15,356,502

A1110

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Ryman Hospitality Properties, Inc.	132,400	$11,408,908
Senior Housing Properties Trust	1,174,400	20,622,464
Shopping Centres Australasia Property Group (Australia)	181,444	314,548
Spirit MTA REIT	157,340	1,812,557
Spirit Realty Capital, Inc.	2,180,900	17,578,054
Stockland (Australia)	565,960	1,701,407
Sunlight Real Estate Investment Trust (Hong Kong)	551,000	370,420
Tier REIT, Inc.	41,600	1,002,560
Unibail-Rodamco-Westfield (France)	1,122	225,824
United Urban Investment Corp. (Japan)	399	626,696
Uniti Group, Inc.	95,000	1,914,250
Urstadt Biddle Properties, Inc. (Class A Stock)	25,300	538,637
Vastned Retail NV (Netherlands)	6,074	231,064
VICI Properties, Inc.	826,200	17,862,444
Weingarten Realty Investors	200,600	5,969,856
WP Carey, Inc.(a)	41,900	2,694,589
Xenia Hotels & Resorts, Inc.	412,200	9,769,140

		437,278,859

Food & Staples Retailing — 0.6%
Arcs Co. Ltd. (Japan)	9,000	243,867
Atacadao Distribuicao Comercio e Industria Ltd. (Brazil)	11,100	40,705
Axfood AB (Sweden)	14,157	264,863
BIM Birlesik Magazalar A/S (Turkey)	6,494	87,511
Cencosud SA (Chile)	38,837	92,323
Clicks Group Ltd. (South Africa)	6,695	82,921
Colruyt SA (Belgium)	8,105	456,869
Empire Co. Ltd. (Canada) (Class A Stock)	40,800	743,570
ICA Gruppen AB (Sweden)(a)	10,780	341,815
Ingles Markets, Inc. (Class A Stock)	35,300	1,209,025
Koninklijke Ahold Delhaize NV (Netherlands)	383,697	8,770,229
Kroger Co. (The)(a)	956,400	27,840,804
Magnit PJSC (Russia), GDR	9,154	130,033
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	10,500	430,660
Metcash Ltd. (Australia)	229,676	497,439
President Chain Store Corp. (Taiwan)	101,000	1,186,264
Sonae SGPS SA (Portugal)	2,914,508	3,018,860
SpartanNash Co.	23,000	461,380
Tesco PLC (United Kingdom)	5,542,005	17,330,233
Walgreens Boots Alliance, Inc.	327,800	23,896,620
Wal-Mart de Mexico SAB de CV (Mexico)	1,558,600	4,728,103
Wesfarmers Ltd. (Australia)	154,796	5,572,370
Wm Morrison Supermarkets PLC (United Kingdom)	2,742,436	9,262,143
Woolworths Group Ltd. (Australia)	35,289	715,524
X5 Retail Group NV (Russia), GDR	9,381	212,146

		107,616,277

Food Products — 1.1%
Archer-Daniels-Midland Co.	784,900	39,456,923
Asian Citrus Holdings Ltd. (Hong Kong)*^	1,374,264	179
Associated British Foods PLC (United Kingdom)	16,397	488,960
Atria OYJ (Finland)	28,417	306,356
Austevoll Seafood ASA (Norway)	190,680	2,626,237

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Bakkafrost P/F (Faroe Islands)	4,386	$266,708
Cal-Maine Foods, Inc.(a)	35,500	1,714,650
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,146,016
Emmi AG (Switzerland)	439	326,566
Glanbia PLC (Ireland)	79,146	1,361,585
Gruma SAB de CV (Mexico) (Class B Stock)	84,490	1,074,116
Indofood Sukses Makmur Tbk PT (Indonesia)	395,500	156,851
Ingredion, Inc.	109,200	11,461,632
J.M. Smucker Co. (The)(a)	20,700	2,124,027
JBS SA	305,400	707,058
Lamb Weston Holdings, Inc.	417,400	27,798,840
Leroy Seafood Group ASA (Norway)	38,514	314,101
Marine Harvest ASA (Norway)(a)	684,667	15,834,755
Nestle India Ltd. (India)	639	85,702
Nestle Malaysia Bhd (Malaysia)	10,500	371,530
Nestle SA (Switzerland)	237,498	19,783,379
Origin Enterprises PLC (Ireland)(a)	162,240	1,070,939
Pilgrim’s Pride Corp.*(a)	229,800	4,157,082
Prima Meat Packers Ltd. (Japan)	8,200	193,251
Salmar ASA (Norway)	232,567	11,567,526
Simply Good Foods Co. (The)*	86,000	1,672,700
Tate & Lyle PLC (United Kingdom)	1,624,780	14,457,941
TreeHouse Foods, Inc.*	29,900	1,430,715
Tyson Foods, Inc. (Class A Stock)	491,400	29,253,042
Uni-President China Holdings Ltd. (China)	35,000	37,361
Uni-President Enterprises Corp. (Taiwan)	522,000	1,362,727
Want Want China Holdings Ltd. (China)	133,000	111,855
WH Group Ltd. (Hong Kong), 144A	12,645,500	8,894,679
Wilmar International Ltd. (Singapore)	4,595,500	10,822,471
Yamazaki Baking Co. Ltd. (Japan)	38,100	762,645

		213,201,105

Gas Utilities — 0.4%
Atmos Energy Corp.	60,983	5,726,914
Chesapeake Utilities Corp.	16,900	1,417,910
GAIL India Ltd. (India)	13,034	68,313
National Fuel Gas Co.(a)	120,700	6,766,442
Osaka Gas Co. Ltd. (Japan)	33,000	644,160
Southwest Gas Holdings, Inc.	171,500	13,553,645
Toho Gas Co. Ltd. (Japan)	7,000	266,512
UGI Corp.	805,650	44,697,462

		73,141,358

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	1,315,000	96,468,400
Align Technology, Inc.*	25,900	10,132,598
AngioDynamics, Inc.*	105,700	2,297,918
Arjo AB (Sweden) (Class B Stock)	69,494	234,811
Atrion Corp.	2,400	1,667,520
Baxter International, Inc.	420,900	32,447,181
Cantel Medical Corp.	54,000	4,971,240
Cardiovascular Systems, Inc.*	25,300	990,242
Cochlear Ltd. (Australia)	4,582	664,438
Coloplast A/S (Denmark) (Class B Stock)	15,411	1,573,852
CONMED Corp.	42,900	3,398,538

A1111

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
ConvaTec Group PLC (United Kingdom), 144A	187,533	$567,746
Danaher Corp.	459,700	49,951,002
DENTSPLY SIRONA, Inc.	145,200	5,479,848
Edwards Lifesciences Corp.*(a)	48,400	8,426,440
Elekta AB (Sweden) (Class B Stock)	48,575	652,213
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	31,696	315,247
GN Store Nord A/S (Denmark)	28,178	1,373,344
Haemonetics Corp.*	147,600	16,912,008
Hill-Rom Holdings, Inc.	221,500	20,909,600
Hoya Corp. (Japan)	68,000	4,041,847
ICU Medical, Inc.*	31,000	8,765,250
IDEXX Laboratories, Inc.*	95,600	23,867,496
Inogen, Inc.*	46,500	11,351,580
Integer Holdings Corp.*	43,500	3,608,325
Jeol Ltd. (Japan)	11,000	238,913
Lantheus Holdings, Inc.*	57,000	852,150
LivaNova PLC*	19,800	2,454,606
Masimo Corp.*	327,500	40,786,850
Medtronic PLC	29,000	2,852,730
Meridian Bioscience, Inc.(a)	25,000	372,500
Paramount Bed Holdings Co. Ltd. (Japan)	23,200	1,143,656
Siemens Healthineers AG (Germany), 144A*	20,884	917,093
Smith & Nephew PLC (United Kingdom)	41,231	752,012
Sonova Holding AG (Switzerland)	27,512	5,441,038
STAAR Surgical Co.*	61,900	2,971,200
STERIS PLC	215,100	24,607,440
Straumann Holding AG (Switzerland)	2,374	1,782,543
Stryker Corp.	15,600	2,771,808
Surmodics, Inc.*	8,800	656,920
Teleflex, Inc.	105,400	28,045,886
Terumo Corp. (Japan)	41,700	2,469,937
Varex Imaging Corp.*	19,400	556,004
West Pharmaceutical Services, Inc.(a)	92,900	11,470,363
William Demant Holding A/S (Denmark)*	39,750	1,492,171

		443,704,504

Health Care Providers & Services — 1.9%
Alfresa Holdings Corp. (Japan)	449,100	12,014,578
Amedisys, Inc.*	9,700	1,212,112
Amplifon SpA (Italy)	13,746	304,872
Australian Pharmaceutical Industries Ltd. (Australia)	1,757,355	2,191,905
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	1,287,200	1,015,397
Chemed Corp.	6,000	1,917,480
CVS Health Corp.	619,700	48,782,784
Encompass Health Corp.	160,900	12,542,155
Ensign Group, Inc. (The)	12,500	474,000
Express Scripts Holding Co.*	414,800	39,410,148
Fresenius Medical Care AG & Co. KGaA (Germany)	79,660	8,168,533
Fresenius SE & Co. KGaA (Germany)	43,549	3,191,508
HCA Healthcare, Inc.	222,300	30,926,376
HealthEquity, Inc.*(a)	67,900	6,410,439
Humana, Inc.	28,700	9,715,524
Magellan Health, Inc.*	40,500	2,918,025

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Medipal Holdings Corp. (Japan)	484,800	$10,112,927
MEDNAX, Inc.*	319,600	14,912,536
Metlifecare Ltd. (New Zealand)	516,235	2,223,373
Molina Healthcare, Inc.*(a)	167,700	24,936,990
National HealthCare Corp.	13,500	1,017,495
Providence Service Corp. (The)*	23,500	1,581,080
Select Medical Holdings Corp.*	93,800	1,725,920
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	230,800	577,386
Ship Healthcare Holdings, Inc. (Japan)	6,100	235,964
Sinopharm Group Co. Ltd. (China) (Class H Stock)	57,200	279,885
Summerset Group Holdings Ltd. (New Zealand)	408,588	2,114,564
Tenet Healthcare Corp.*(a)	914,900	26,038,054
Toho Holdings Co. Ltd. (Japan)	73,800	1,958,932
UnitedHealth Group, Inc.	354,800	94,390,992
WellCare Health Plans, Inc.*	58,100	18,620,469

		381,922,403

Health Care Technology — 0.0%
HMS Holdings Corp.*	103,600	3,399,116
NextGen Healthcare, Inc.*	42,400	851,392

		4,250,508

Hotels, Restaurants & Leisure — 1.1%
Aristocrat Leisure Ltd. (Australia)	163,270	3,354,896
Biglari Holdings, Inc. (Class B Stock)*	2,300	417,105
BJ’s Restaurants, Inc.	1,900	137,180
Bloomin’ Brands, Inc.	564,100	11,163,539
Boyd Gaming Corp.(a)	128,700	4,356,495
Brinker International, Inc.(a)	486,200	22,720,126
Carnival PLC	11,132	691,990
China International Travel Service Corp. Ltd. (China) (Class A Stock)	8,300	82,076
Churchill Downs, Inc.(a)	57,800	16,051,060
Cie des Alpes (France)	20,454	709,674
Compass Group PLC (United Kingdom)	248,538	5,521,409
Corporate Travel Management Ltd. (Australia)	10,063	221,667
Crown Resorts Ltd. (Australia)	589,013	5,821,613
Del Frisco’s Restaurant Group, Inc.*	92,000	763,600
Del Taco Restaurants, Inc.*	47,700	563,337
Dine Brands Global, Inc.(a)	25,900	2,105,929
Emperor Entertainment Hotel Ltd. (Hong Kong)	1,595,000	305,463
Evolution Gaming Group AB (Sweden), 144A	18,071	1,284,621
Extended Stay America, Inc., UTS	174,600	3,532,158
Fiesta Restaurant Group, Inc.*	16,900	452,075
Flight Centre Travel Group Ltd. (Australia)(a)	46,843	1,797,242
Galaxy Entertainment Group Ltd. (Hong Kong)	331,000	2,097,154
Genting Bhd (Malaysia)	516,200	974,636
Genting Singapore Ltd. (Singapore)	11,538,200	8,967,959
GVC Holdings PLC (United Kingdom)	55,483	664,160
Hilton Grand Vacations, Inc.*	405,300	13,415,430

A1112

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
InterContinental Hotels Group PLC (United Kingdom)	24,984	$1,554,740
J D Wetherspoon PLC (United Kingdom)	47,928	816,541
Jack in the Box, Inc.	125,400	10,512,282
Kindred Group PLC (Malta), SDR	32,970	370,469
Las Vegas Sands Corp.	473,700	28,104,621
Marriott International, Inc. (Class A Stock)	53,700	7,090,011
McDonald’s Corp.	22,500	3,764,025
McDonald’s Holdings Co. Japan Ltd. (Japan)	9,100	399,794
Merlin Entertainments PLC (United Kingdom), 144A	148,176	773,400
Ohsho Food Service Corp. (Japan)	5,400	376,885
Paddy Power Betfair PLC (Ireland)	11,181	953,891
Penn National Gaming, Inc.*	217,200	7,150,224
SJM Holdings Ltd. (Macau)	920,000	850,498
SSP Group PLC (United Kingdom)	979,184	9,252,757
Sushiro Global Holdings Ltd. (Japan)	75,800	4,492,833
Texas Roadhouse, Inc.	287,000	19,886,230
TUI AG (Germany)	101,021	1,937,115
Wendy’s Co. (The)	81,100	1,390,054
Wyndham Hotels & Resorts, Inc.	64,000	3,556,480

		211,405,444

Household Durables — 0.7%
Barratt Developments PLC (United Kingdom)	168,477	1,245,019
Berkeley Group Holdings PLC (United Kingdom)	306,531	14,681,939
Cavco Industries, Inc.*	17,900	4,528,700
Coway Co. Ltd. (South Korea)	8,647	676,227
Haseko Corp. (Japan)	15,700	203,665
KB Home	557,500	13,329,825
LG Electronics, Inc. (South Korea)	8,304	531,881
LGI Homes, Inc.*(a)	56,900	2,699,336
M/I Homes, Inc.*	17,000	406,810
MDC Holdings, Inc.	11,100	328,338
Meritage Homes Corp.*	191,300	7,632,870
NVR, Inc.*	13,400	33,108,720
Persimmon PLC (United Kingdom)	410,258	12,652,763
SodaStream International Ltd. (Israel)*	3,000	429,239
Sony Corp. (Japan)	465,800	28,572,878
Taylor Wimpey PLC (United Kingdom)	668,951	1,498,490
Toll Brothers, Inc.	489,000	16,151,670
TRI Pointe Group, Inc.*(a)	426,300	5,286,120
William Lyon Homes (Class A Stock)*	37,000	587,930

		144,552,420

Household Products — 0.5%
Energizer Holdings, Inc.	61,900	3,630,435
Henkel AG & Co. KGaA (Germany)	14,552	1,544,312
Hindustan Unilever Ltd. (India)	53,321	1,184,173
Procter & Gamble Co. (The)	922,300	76,763,029
Reckitt Benckiser Group PLC (United Kingdom)	92,733	8,468,600
Unicharm Corp. (Japan)	48,600	1,608,911

		93,199,460

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	1,758,500	$24,619,000
CGN Power Co. Ltd. (China) (Class H Stock), 144A	294,000	69,855
Clearway Energy, Inc. (Class C Stock)	25,200	485,100
Colbun SA (Chile)	1,273,154	274,823
Electric Power Development Co. Ltd. (Japan)	292,300	8,081,246
Electricity Generating PCL (Thailand)	4,000	29,102
Engie Brasil Energia SA (Brazil)	120,500	1,060,721
ERG SpA (Italy)	10,048	204,290
NRG Energy, Inc.	1,409,900	52,730,260

		87,554,397

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	142,400	17,344,320
CITIC Ltd. (China)	728,000	1,081,577
CJ Corp. (South Korea)	7,356	894,802
CK Hutchison Holdings Ltd. (Hong Kong)	242,000	2,789,123
Dubai Investments PJSC (United Arab Emirates)	780,380	399,136
Far Eastern New Century Corp. (Taiwan)	81,000	94,848
Fosun International Ltd. (China)	72,000	127,146
General Electric Co.	1,789,900	20,207,971
Hanwha Corp. (South Korea)	15,223	449,840
Honeywell International, Inc.	521,300	86,744,320
Industries Qatar QSC (Qatar)	21,371	732,195
Jardine Matheson Holdings Ltd. (Hong Kong)	68,400	4,292,939
KOC Holding A/S (Turkey)	20,624	58,187
LG Corp. (South Korea)	20,939	1,368,938
Nolato AB (Sweden) (Class B Stock)	83,515	5,140,012
NWS Holdings Ltd. (Hong Kong)	525,000	1,039,545
Samsung C&T Corp. (South Korea)	7,489	874,463
Shun Tak Holdings Ltd. (Hong Kong)	1,300,000	453,385
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	24,730	23,980

		144,116,727

Insurance — 2.1%
Aegon NV (Netherlands)	2,730,871	17,701,202
Aflac, Inc.	298,600	14,055,102
Ageas (Belgium)	14,211	764,342
Alleghany Corp.	11,000	7,177,830
Allianz SE (Germany)	113,074	25,160,478
Allstate Corp. (The)	258,700	25,533,690
American Equity Investment Life Holding Co.	98,500	3,482,960
American Financial Group, Inc.	295,500	32,791,635
Argo Group International Holdings Ltd.	16,070	1,013,214
ASR Nederland NV (Netherlands)	321,151	15,287,993
Aviva PLC (United Kingdom)	545,841	3,486,417
AXA SA (France)	293,529	7,904,839
Cathay Financial Holding Co. Ltd. (Taiwan)	783,550	1,347,333
China Life Insurance Co. Ltd. (Taiwan)	71,020	71,430
China Life Insurance Co. Ltd. (China) (Class H Stock)	196,000	444,073
CNO Financial Group, Inc.	637,400	13,525,628
CNP Assurances (France)	32,989	794,094
Dai-ichi Life Holdings, Inc. (Japan)	150,200	3,120,600

A1113

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
DB Insurance Co. Ltd. (South Korea)	14,545	$953,659
Direct Line Insurance Group PLC (United Kingdom)	147,936	624,470
Employers Holdings, Inc.	13,600	616,080
Fairfax Financial Holdings Ltd. (Canada)	1,300	706,276
FBL Financial Group, Inc. (Class A Stock)	5,100	383,775
First American Financial Corp.	482,600	24,897,334
Genworth Financial, Inc. (Class A Stock)*	2,050,700	8,551,419
Hanover Insurance Group, Inc. (The)	148,600	18,332,782
Harel Insurance Investments & Financial Services Ltd. (Israel)	111,265	859,556
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	24,514	925,707
Insurance Australia Group Ltd. (Australia)	540,979	2,859,635
Japan Post Holdings Co. Ltd. (Japan)	216,500	2,575,870
Legal & General Group PLC (United Kingdom)	4,931,565	16,848,267
Loews Corp.	73,500	3,691,905
MetLife, Inc.	1,019,800	47,645,056
National General Holdings Corp.	115,000	3,086,600
National Western Life Group, Inc. (Class A Stock)	2,200	702,240
NN Group NV (Netherlands)	195,905	8,728,846
Old Mutual Ltd. (South Africa)	132,687	283,965
Old Republic International Corp.	1,137,300	25,452,774
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	1,066,000	479,216
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	648,000	764,439
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	156,000	1,583,821
Porto Seguro SA (Brazil)	12,400	182,628
Poste Italiane SpA (Italy), 144A	1,317,920	10,506,968
Power Corp. of Canada (Canada)	15,500	336,724
Reinsurance Group of America, Inc.	135,400	19,573,424
SCOR SE (France)	71,386	3,311,149
Selective Insurance Group, Inc.	12,200	774,700
Shin Kong Financial Holding Co. Ltd. (Taiwan)	4,385,255	1,715,946
Sompo Holdings, Inc. (Japan)	46,000	1,957,616
Storebrand ASA (Norway)	35,381	315,511
Sun Life Financial, Inc. (Canada)	17,000	675,841
Suncorp Group Ltd. (Australia)	92,738	968,566
Swiss Life Holding AG (Switzerland)*	4,426	1,674,996
Tokio Marine Holdings, Inc. (Japan)	93,900	4,647,893
Topdanmark A/S (Denmark)	29,222	1,333,776
Unipol Gruppo SpA (Italy)	56,387	250,348
UnipolSai Assicurazioni SpA (Italy)(a)	1,892,076	4,450,545
Universal Insurance Holdings, Inc.(a)	27,800	1,349,690
Unum Group	72,300	2,824,761
W.R. Berkley Corp.	31,000	2,477,830

		404,545,464

Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com, Inc. (Class A Stock)*	45,200	533,360
Amazon.com, Inc.*	77,100	154,431,300
boohoo Group PLC (United Kingdom)*	90,734	276,714
Booking Holdings, Inc.*	2,500	4,960,000
Expedia Group, Inc.(a)	85,000	11,090,800

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
Netflix, Inc.*	10,200	$3,816,126
Nutrisystem, Inc.(a)	173,400	6,424,470
Qurate Retail, Inc.*	1,074,600	23,866,866

		205,399,636

Internet Software & Services — 2.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	25,482	4,198,414
Alphabet, Inc. (Class A Stock)*	76,400	92,220,912
Alphabet, Inc. (Class C Stock)*	99,093	118,264,523
Appfolio, Inc. (Class A Stock)*	28,900	2,265,760
Auto Trader Group PLC (United Kingdom), 144A	107,293	624,812
Autohome, Inc. (China), ADR(a)	6,100	472,201
Baidu, Inc. (China), ADR*	11,500	2,629,820
Blucora, Inc.*	146,400	5,892,600
Carbonite, Inc.*	14,100	502,665
Care.com, Inc.*	89,700	1,983,267
Cargurus, Inc.*	18,900	1,052,541
Endurance International Group Holdings, Inc.*	245,900	2,163,920
Envestnet, Inc.*	86,700	5,284,365
Facebook, Inc. (Class A Stock)*	703,000	115,615,380
j2 Global, Inc.	202,800	16,801,980
LogMeIn, Inc.	207,900	18,523,890
Momo, Inc. (China), ADR*(a)	25,000	1,095,000
QuinStreet, Inc.*	36,400	493,948
SPS Commerce, Inc.*	35,000	3,473,400
TechTarget, Inc.*	81,900	1,590,498
Tencent Holdings Ltd. (China)	132,000	5,442,973
VeriSign, Inc.*	123,800	19,822,856
XO Group, Inc.*	35,800	1,234,384
Yelp, Inc.*	150,000	7,380,000

		429,030,109

IT Services — 2.2%
Accenture PLC (Class A Stock)	98,400	16,747,680
Alten SA (France)	30,247	3,110,603
Amadeus IT Group SA (Spain)	248,995	23,104,908
Atos SE (France)	12,241	1,455,585
Automatic Data Processing, Inc.	282,900	42,621,714
Booz Allen Hamilton Holding Corp.	54,200	2,689,946
CACI International, Inc. (Class A Stock)*	56,800	10,459,720
Cognizant Technology Solutions Corp. (Class A Stock)	749,400	57,816,210
Computacenter PLC (United Kingdom)	84,239	1,392,342
CoreLogic, Inc.*	224,400	11,087,604
Devoteam SA (France)	1,759	225,556
DTS Corp. (Japan)	39,300	1,562,934
DXC Technology Co.	370,100	34,611,752
ExlService Holdings, Inc.*	31,400	2,078,680
Hackett Group, Inc. (The)	15,300	308,295
HCL Technologies Ltd. (India)	537,507	8,079,078
Infosys Ltd. (India)	434,616	4,382,889
Leidos Holdings, Inc.	438,400	30,319,744
MAXIMUS, Inc.	343,300	22,335,098
NET One Systems Co. Ltd. (Japan)	14,200	340,548
Nihon Unisys Ltd. (Japan)	11,300	291,562
Obic Co. Ltd. (Japan)	8,700	822,843

A1114

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Perficient, Inc.*	13,500	$359,775
Reply SpA (Italy)	3,956	271,710
Sabre Corp.	213,600	5,570,688
Science Applications International Corp.	203,200	16,377,920
SCSK Corp. (Japan)	7,100	335,111
Softcat PLC (United Kingdom)	222,249	2,307,345
Tata Consultancy Services Ltd. (India)	217,747	6,568,241
Tech Mahindra Ltd. (India)	210,261	2,166,246
TIS, Inc. (Japan)	202,700	10,131,767
Travelport Worldwide Ltd.	285,400	4,814,698
Virtusa Corp.*	38,100	2,046,351
Visa, Inc. (Class A Stock)(a)	646,200	96,988,158
Wipro Ltd. (India)	271,934	1,216,667
Wirecard AG (Germany)	15,913	3,460,816

		428,460,784

Leisure Products — 0.1%
Brunswick Corp.	196,800	13,189,536
Games Workshop Group PLC (United Kingdom)	6,107	301,728
HLB, Inc. (South Korea)*	826	89,549
Johnson Outdoors, Inc. (Class A Stock)	11,300	1,050,787
MCBC Holdings, Inc.*	15,200	545,376
Sankyo Co. Ltd. (Japan)	6,200	242,512
Vista Outdoor, Inc.*	332,800	5,953,792

		21,373,280

Life Sciences Tools & Services — 0.7%
Bio-Rad Laboratories, Inc. (Class A Stock)*	29,900	9,358,401
Charles River Laboratories International, Inc.*	175,600	23,625,224
Illumina, Inc.*	156,600	57,481,596
Medpace Holdings, Inc.*	115,600	6,925,596
QIAGEN NV*	29,438	1,115,083
Sartorius Stedim Biotech (France)	3,796	522,485
Thermo Fisher Scientific, Inc.	154,600	37,734,768

		136,763,153

Machinery — 2.1%
AGCO Corp.	261,900	15,920,901
Alamo Group, Inc.	13,700	1,255,057
Ashok Leyland Ltd. (India)	32,054	52,709
Atlas Copco AB (Sweden) (Class A Stock)	110,728	3,188,411
Atlas Copco AB (Sweden) (Class B Stock)	61,044	1,627,991
Bodycote PLC (United Kingdom)	96,919	1,142,220
Caterpillar, Inc.	467,000	71,212,830
China Conch Venture Holdings Ltd. (China)	43,500	151,834
CNH Industrial NV (United Kingdom)	130,099	1,555,416
Crane Co.	207,000	20,358,450
Cummins, Inc.	271,900	39,716,433
Deutz AG (Germany)	285,997	2,538,820
DMG Mori Co. Ltd. (Japan)	81,900	1,364,533
Donaldson Co., Inc.(a)	55,400	3,227,604
Eicher Motors Ltd. (India)	357	119,316
Epiroc AB (Sweden) (Class B Stock)*	62,691	644,396
Federal Signal Corp.	68,100	1,823,718
Fuji Corp. (Japan)	195,600	3,129,316
Georg Fischer AG (Switzerland)	7,721	8,716,373
Global Brass & Copper Holdings, Inc.	136,800	5,047,920

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Graco, Inc.	95,300	$4,416,202
Harsco Corp.*	170,600	4,870,630
Hillenbrand, Inc.	2,100	109,830
Hitachi Construction Machinery Co. Ltd. (Japan)	15,500	517,634
Hiwin Technologies Corp. (Taiwan)	6,385	52,933
Hosokawa Micron Corp. (Japan)	3,600	196,170
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)*	4,178	1,521,829
IDEX Corp.	198,000	29,830,680
Interpump Group SpA (Italy)	10,553	345,308
ITT, Inc.	173,400	10,622,484
Japan Steel Works Ltd. (The) (Japan)	9,900	240,673
Kardex AG (Switzerland)*	2,278	387,101
Lincoln Electric Holdings, Inc.	168,300	15,725,952
Lydall, Inc.*	13,400	577,540
Manitowoc Co., Inc. (The)*	37,900	909,221
Meritor, Inc.*	44,900	869,264
Milacron Holdings Corp.*	115,200	2,332,800
Mueller Industries, Inc.	30,600	886,788
OKUMA Corp. (Japan)	3,800	210,826
Oshkosh Corp.	346,100	24,656,164
PACCAR, Inc.	131,200	8,946,528
Pentair PLC (United Kingdom)	196,000	8,496,600
Rational AG (Germany)	470	340,074
Rexnord Corp.*	38,400	1,182,720
Rotork PLC (United Kingdom)	119,454	518,735
Ryobi Ltd. (Japan)	6,900	271,643
Samsung Heavy Industries Co. Ltd. (South Korea)*	66,076	481,586
Sandvik AB (Sweden)	992,747	17,590,044
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	54,640	70,642
Schindler Holding AG (Switzerland)	3,108	748,696
Sinotruk Hong Kong Ltd. (China)	20,500	44,771
SKF AB (Sweden) (Class B Stock)	62,925	1,240,083
Spirax-Sarco Engineering PLC (United Kingdom)	9,833	934,566
SPX FLOW, Inc.*	82,200	4,274,400
Stabilus SA (Germany)	3,402	280,601
Standex International Corp.	7,400	771,450
Star Micronics Co. Ltd. (Japan)	134,300	2,384,480
Takeuchi Manufacturing Co. Ltd. (Japan)	8,900	239,633
Terex Corp.(a)	277,600	11,079,016
Timken Co. (The)	352,400	17,567,140
TriMas Corp.*	63,200	1,921,280
Trinity Industries, Inc.	370,900	13,589,776
Vesuvius PLC (United Kingdom)	603,821	5,076,811
Volvo AB (Sweden) (Class B Stock)	1,179,562	20,812,020
Wabash National Corp.(a)	84,700	1,544,081
Weichai Power Co. Ltd. (China) (Class H Stock)	850,000	1,056,645
Yangzijiang Shipbuilding Holdings Ltd. (China)	13,276,200	12,031,934

		415,570,232

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	502	657,763

A1115

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Dfds A/S (Denmark)	57,711	$2,852,251
Matson, Inc.	20,200	800,728

		4,310,742

Media — 1.0%
AMC Networks, Inc. (Class A Stock)*(a)	46,300	3,071,542
Axel Springer SE (Germany)	10,135	680,964
Borussia Dortmund GmbH & Co. KGaA (Germany)	43,449	386,886
Cable One, Inc.	15,000	13,254,150
China Literature Ltd. (China), 144A*	5,000	31,444
Cineworld Group PLC (United Kingdom)	129,353	531,935
Comcast Corp. (Class A Stock)	2,269,700	80,370,077
Cyfrowy Polsat SA (Poland)*	62,769	377,559
DISH Network Corp. (Class A Stock)*	87,600	3,132,576
Hakuhodo DY Holdings, Inc. (Japan)	31,700	556,105
John Wiley & Sons, Inc. (Class A Stock)	119,900	7,265,940
Liberty Latin America Ltd. (Chile) (Class C Stock)*	39,900	823,137
Marcus Corp. (The)	16,700	702,235
Naspers Ltd. (South Africa) (Class N Stock)	7,298	1,569,939
News Corp. (Class A Stock)(a)	300,000	3,957,000
Nine Entertainment Co. Holdings Ltd. (Australia)	146,713	239,277
Pearson PLC (United Kingdom)	1,487,303	17,206,935
RTL Group SA (Luxembourg)	15,316	1,092,031
Seven West Media Ltd. (Australia)	315,880	228,072
Sinclair Broadcast Group, Inc. (Class A Stock)	38,400	1,088,640
Sky PLC (United Kingdom)	32,119	724,512
TEGNA, Inc.(a)	1,396,300	16,699,748
Toei Co. Ltd. (Japan)	4,000	480,859
Tribune Media Co. (Class A Stock)	390,900	15,022,287
Twenty-First Century Fox, Inc. (Class A Stock)	431,800	20,005,294
World Wrestling Entertainment, Inc. (Class A Stock)	31,400	3,037,322
Zenrin Co. Ltd. (Japan)	38,400	1,187,981

		193,724,447

Metals & Mining — 1.3%
Alcoa Corp.*	16,700	674,680
Alrosa PJSC (Russia)	301,300	490,269
Alumina Ltd. (Australia)	336,441	674,087
Angang Steel Co. Ltd. (China) (Class H Stock)	30,000	26,817
Anglo American Platinum Ltd. (South Africa)	24,311	793,494
Anglo American PLC (South Africa)(a)	886,648	19,844,395
APERAM SA (Luxembourg)	6,852	313,308
ArcelorMittal (Luxembourg)	604,741	18,654,187
BHP Billiton PLC (Australia)	185,943	4,051,722
BlueScope Steel Ltd. (Australia)	416,884	5,129,584
Boliden AB (Sweden)	37,701	1,048,955
China Molybdenum Co. Ltd. (China) (Class H Stock)	72,000	30,233
Cleveland-Cliffs, Inc.*(a)	499,600	6,324,936
Commercial Metals Co.	220,200	4,518,504
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	36,609	66,985

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Evraz PLC (Russia)	269,143	$1,983,128
Freeport-McMoRan, Inc.	2,826,200	39,340,704
Glencore PLC (Switzerland)*	1,563,780	6,742,354
Hindalco Industries Ltd. (India)	31,741	100,512
Hyundai Steel Co. (South Korea)	28,119	1,433,911
Jastrzebska Spolka Weglowa SA (Poland)*	43,075	772,387
JFE Holdings, Inc. (Japan)	98,700	2,264,385
JSW Steel Ltd. (India)	198,989	1,046,924
Kobe Steel Ltd. (Japan)	1,578,800	14,024,296
Kumba Iron Ore Ltd. (South Africa)	40,450	915,138
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR*	12,773	132,073
Materion Corp.	27,300	1,651,650
MMC Norilsk Nickel PJSC (Russia), ADR	8,849	153,088
Nippon Steel & Sumitomo Metal Corp. (Japan)	104,500	2,211,041
Novolipetsk Steel PJSC (Russia)	78,300	212,475
Nucor Corp.	134,900	8,559,405
Olympic Steel, Inc.	29,200	609,404
Outokumpu OYJ (Finland)	43,521	255,404
POSCO (South Korea)	8,116	2,151,629
Reliance Steel & Aluminum Co.	318,638	27,176,635
Rio Tinto Ltd. (Australia)	57,584	3,270,917
Rio Tinto PLC (Australia)	162,297	8,176,643
Royal Gold, Inc.	103,700	7,991,122
Ryerson Holding Corp.*	46,100	520,930
Salzgitter AG (Germany)	61,778	3,079,310
Severstal PJSC (Russia)	77,560	1,285,012
South32 Ltd. (Australia)	718,468	2,028,511
Southern Copper Corp. (Peru)(a)	55,700	2,402,898
SSAB AB (Sweden) (Class A Stock)	48,311	242,399
SSAB AB (Sweden) (Class B Stock)	83,189	336,937
Steel Dynamics, Inc.	930,100	42,031,219
SunCoke Energy, Inc.*	121,800	1,415,316
Tata Steel Ltd. (India)	9,544	76,452
United States Steel Corp.	442,300	13,481,304
Vale SA (Brazil)	66,245	980,089
voestalpine AG (Austria)	21,910	1,002,349

		262,700,107

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ares Commercial Real Estate Corp.	25,800	360,426
Cherry Hill Mortgage Investment Corp.	20,700	374,670
Exantas Capital Corp.	81,600	895,968
Ladder Capital Corp.	554,129	9,386,945
Western Asset Mortgage Capital Corp.	85,100	852,702

		11,870,711

Multiline Retail — 0.4%
Dollarama, Inc. (Canada)	18,000	567,042
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	5,000	37,568
Kohl’s Corp.(a)	592,600	44,178,330
Lifestyle International Holdings Ltd. (Hong Kong)	165,500	324,452
Macy’s, Inc.(a)	871,300	30,260,249
Magazine Luiza SA (Brazil)	31,100	947,196
Next PLC (United Kingdom)	44,855	3,209,114

A1116

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Ollie’s Bargain Outlet Holdings, Inc.*	47,600	$4,574,360

		84,098,311

Multi-Utilities — 0.3%
A2A SpA (Italy)	204,155	354,661
AGL Energy Ltd. (Australia)	904,713	12,745,760
CenterPoint Energy, Inc.(a)	573,800	15,865,570
Iren SpA (Italy)	246,311	604,555
MDU Resources Group, Inc.	929,493	23,878,675
NorthWestern Corp.	214,200	12,564,972
Qatar Electricity & Water Co. QSC (Qatar)	513	26,999
RWE AG (Germany)	70,973	1,757,040

		67,798,232

Oil, Gas & Consumable Fuels — 3.5%
Adaro Energy Tbk PT (Indonesia)	386,700	47,537
Aker BP ASA (Norway)	21,175	894,553
Anadarko Petroleum Corp.	646,700	43,594,047
Arch Coal, Inc. (Class A Stock)(a)	13,800	1,233,720
Beach Energy Ltd. (Australia)	690,166	1,066,560
BP PLC (United Kingdom)	822,674	6,300,646
Cheniere Energy, Inc.*	144,700	10,055,203
Chevron Corp.	52,600	6,431,928
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,710,000	1,713,493
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	90,500	206,319
CNOOC Ltd. (China)	496,000	987,168
CNX Resources Corp.*(a)	1,161,300	16,618,203
ConocoPhillips	1,191,300	92,206,620
CONSOL Energy, Inc.*	81,200	3,313,772
Continental Resources, Inc.*	387,300	26,444,844
Delek US Holdings, Inc.	41,800	1,773,574
DNO ASA (Norway)	122,614	252,722
Ecopetrol SA (Colombia)	911,702	1,240,097
Empresas COPEC SA (Chile)	8,601	132,865
Enagas SA (Spain)	26,292	709,037
Eni SpA (Italy)	703,015	13,269,896
Equinor ASA (Norway)	185,507	5,222,398
Exxaro Resources Ltd. (South Africa)	5,371	55,256
Exxon Mobil Corp.	296,300	25,191,426
Formosa Petrochemical Corp. (Taiwan)	30,000	145,306
Frontera Energy Corp. (Colombia), (OTC)*	9,424	131,936
Frontera Energy Corp. (Colombia), (TSX)*	10,784	152,453
Galp Energia SGPS SA (Portugal)	67,915	1,347,134
Gazprom PJSC (Russia)	681,920	1,697,466
Gazprom PJSC (Russia), ADR	147,387	736,935
Gulfport Energy Corp.*	115,300	1,200,273
HollyFrontier Corp.	398,800	27,876,120
Idemitsu Kosan Co. Ltd. (Japan)	13,300	702,250
JXTG Holdings, Inc. (Japan)	1,858,400	14,021,620
Laredo Petroleum, Inc.*	551,600	4,506,572
LUKOIL PJSC (Russia)	49,353	3,770,220
LUKOIL PJSC (Russia), ADR	14,407	1,105,017
Lundin Petroleum AB (Sweden)	25,395	970,060
Marathon Oil Corp.	957,500	22,290,600
Marathon Petroleum Corp.	68,500	5,477,945
MOL Hungarian Oil & Gas PLC (Hungary)	146,383	1,576,078

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Motor Oil Hellas Corinth Refineries SA (Greece)	1,103	$28,812
Murphy Oil Corp.(a)	918,400	30,619,456
Neste OYJ (Finland)	222,432	18,322,911
Novatek PJSC (Russia), GDR	1,639	301,576
Oil & Gas Development Co. Ltd. (Pakistan)	239,400	295,235
Oil Search Ltd. (Australia)	187,168	1,220,197
OMV AG (Austria)	64,934	3,647,805
PBF Energy, Inc. (Class A Stock)	485,100	24,211,341
Peabody Energy Corp.	66,400	2,366,496
Petroleo Brasileiro SA (Brazil)	77,400	466,100
Phillips 66	523,900	59,054,008
PTT Exploration & Production PCL (Thailand)	38,800	186,166
PTT PCL (Thailand)	733,200	1,231,540
PTT PCL (Thailand), NVDR	183,000	307,121
Range Resources Corp.(a)	492,400	8,365,876
Reliance Industries Ltd. (India)	21,916	380,160
Renewable Energy Group, Inc.*(a)	133,600	3,847,680
Repsol SA (Spain)	1,390,385	27,631,329
REX American Resources Corp.*	11,700	883,935
Rosneft Oil Co. PJSC (Russia)	178,490	1,345,958
Rosneft Oil Co. PJSC (Russia), GDR	9,159	68,766
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	629,107	21,577,495
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	98,013	3,426,182
Santos Ltd. (Australia)	242,343	1,270,537
SK Innovation Co. Ltd. (South Korea)	1,737	336,328
Snam SpA (Italy)	179,368	747,032
Surgutneftegas PJSC (Russia)	2,434,500	1,027,631
Surgutneftegas PJSC (Russia), ADR	41,767	172,915
Tatneft PJSC (Russia)	49,050	623,187
Tatneft PJSC (Russia), ADR	9,591	733,712
TOTAL SA (France)(a)	341,338	22,089,581
Valero Energy Corp.	525,200	59,741,500
Washington H Soul Pattinson & Co. Ltd. (Australia)	44,364	832,625
Whitehaven Coal Ltd. (Australia)	3,757,706	14,785,812
WildHorse Resource Development Corp.*(a)	64,300	1,520,052
World Fuel Services Corp.	575,100	15,918,768
WPX Energy, Inc.*	543,500	10,935,220
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	802,000	929,138

		688,120,052

Paper & Forest Products — 0.2%
Altri SGPS SA (Portugal)	26,242	251,658
Boise Cascade Co.	37,200	1,368,960
Ence Energia y Celulosa SA (Spain)	25,120	255,075
Fibria Celulose SA (Brazil)	38,000	708,522
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)	72,200	84,084
Louisiana-Pacific Corp.(a)	964,200	25,541,658
Oji Holdings Corp. (Japan)	31,000	224,778
Semapa-Sociedade de Investimento e Gestao (Portugal)	8,484	168,597
Stora Enso OYJ (Finland) (Class R Stock)	360,499	6,914,455
UPM-Kymmene OYJ (Finland)	180,037	7,060,236

A1117

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Verso Corp. (Class A Stock)*	18,900	$636,363

		43,214,386

Personal Products — 0.5%
Avon Products, Inc. (United Kingdom)*	65,200	143,440
Beiersdorf AG (Germany)	5,782	651,832
Hengan International Group Co. Ltd. (China)	51,000	469,384
Herbalife Nutrition Ltd.*(a)	420,900	22,960,095
Kao Corp. (Japan)	68,000	5,491,218
Kose Corp. (Japan)	3,700	704,730
L’Oreal SA (France)	2,950	710,775
Medifast, Inc.	56,500	12,517,575
Milbon Co. Ltd. (Japan)	5,000	229,399
Nu Skin Enterprises, Inc. (Class A Stock)	297,700	24,536,434
Oriflame Holding AG (Switzerland)	88,390	2,258,411
Pola Orbis Holdings, Inc. (Japan)	12,600	459,760
Shiseido Co. Ltd. (Japan)	40,000	3,106,221
Unilever NV (United Kingdom), CVA	209,360	11,635,498
Unilever PLC (United Kingdom)	166,641	9,153,819
USANA Health Sciences, Inc.*(a)	56,700	6,835,185

		101,863,776

Pharmaceuticals — 2.7%
Allergan PLC	190,400	36,267,392
Aspen Pharmacare Holdings Ltd. (South Africa)	10,111	121,028
Astellas Pharma, Inc. (Japan)	740,900	12,929,551
Bayer AG (Germany)	126,062	11,158,080
China Medical System Holdings Ltd. (China)	806,000	1,123,565
China Resources Pharmaceutical Group Ltd. (China), 144A	510,000	808,525
China Traditional Chinese Medicine Holdings Co. Ltd. (China)	332,000	225,822
CSPC Pharmaceutical Group Ltd. (China)	852,000	1,806,408
Faes Farma SA (Spain)	58,897	249,012
Galenica AG (Switzerland), 144A*	104,513	5,936,946
GlaxoSmithKline PLC (United Kingdom)	620,886	12,438,520
H. Lundbeck A/S (Denmark)	153,593	9,469,865
Horizon Pharma PLC*	357,500	6,999,850
Hypera SA (Brazil)	150,900	1,064,526
Ipsen SA (France)	6,559	1,101,779
Johnson & Johnson	665,400	91,938,318
Kaken Pharmaceutical Co. Ltd. (Japan)	4,500	238,988
Luye Pharma Group Ltd. (China), 144A	31,500	28,324
Mallinckrodt PLC*(a)	816,800	23,940,408
Merck & Co., Inc.	822,600	58,355,244
Novartis AG (Switzerland)	451,556	38,692,853
Novo Nordisk A/S (Denmark) (Class B Stock)	25,383	1,196,058
Pacira Pharmaceuticals, Inc.*	29,600	1,454,840
Pfizer, Inc.	1,162,100	51,213,747
Phibro Animal Health Corp. (Class A Stock)	49,000	2,102,100
Piramal Enterprises Ltd. (India)	2,163	68,730
Recordati SpA (Italy)	14,319	483,239
Richter Gedeon Nyrt (Hungary)	38,484	720,339
Roche Holding AG (Switzerland)	166,589	40,315,998
Sanofi (France)	341,102	30,292,675

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	11,500	$45,303
Shionogi & Co. Ltd. (Japan)	106,800	6,968,148
Sihuan Pharmaceutical Holdings Group Ltd. (China)	3,320,000	678,887
Sino Biopharmaceutical Ltd. (Hong Kong)	1,823,500	1,702,870
SSY Group Ltd. (Hong Kong)	42,000	40,584
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	16,031	345,308
UCB SA (Belgium)	172,539	15,475,434
Zoetis, Inc.	591,300	54,139,428

		522,138,692

Professional Services — 0.3%
AF AB (Sweden) (Class B Stock)	10,289	237,795
ALS Ltd. (Australia)	66,574	429,968
en-japan, Inc. (Japan)	3,900	195,557
Experian PLC (United Kingdom)	146,190	3,753,875
FULLCAST Holdings Co. Ltd. (Japan)	19,600	453,357
Hays PLC (United Kingdom)	1,666,406	4,429,597
Heidrick & Struggles International, Inc.	26,200	886,870
ICF International, Inc.	30,200	2,278,590
Insperity, Inc.	131,000	15,451,450
Intertek Group PLC (United Kingdom)	15,540	1,010,656
Kforce, Inc.	64,800	2,436,480
Korn/Ferry International	79,200	3,899,808
Meitec Corp. (Japan)	5,000	240,574
Outsourcing, Inc. (Japan)(a)	12,300	180,038
Pagegroup PLC (United Kingdom)	322,691	2,406,007
Randstad NV (Netherlands)	105,951	5,638,360
Recruit Holdings Co. Ltd. (Japan)	61,800	2,061,970
RELX PLC (United Kingdom)	68,581	1,443,451
Tanseisha Co. Ltd. (Japan)	76,400	799,318
Teleperformance (France)	37,380	7,059,363
TrueBlue, Inc.*	54,900	1,430,145
WDB Holdings Co. Ltd. (Japan)	17,900	639,159
Wolters Kluwer NV (Netherlands)	58,158	3,628,544

		60,990,932

Real Estate Management & Development — 0.7%
Agile Group Holdings Ltd. (China)	928,000	1,308,868
Aldar Properties PJSC (United Arab Emirates)	1,815,102	903,749
Allreal Holding AG (Switzerland)*	8,222	1,319,480
Barwa Real Estate Co. (Qatar)	32,300	314,163
CapitaLand Ltd. (Singapore)	346,200	853,677
Castellum AB (Sweden)(a)	37,170	665,667
CBRE Group, Inc. (Class A Stock)*	769,300	33,926,130
China Evergrande Group (China)	36,000	100,661
China Overseas Land & Investment Ltd. (China)	410,000	1,283,185
China Resources Land Ltd. (China)	206,000	720,918
China Vanke Co. Ltd. (China) (Class H Stock)	149,000	492,309
CK Asset Holdings Ltd. (Hong Kong)	2,312,500	17,346,078
Country Garden Holdings Co. Ltd. (China)	836,000	1,053,078
DAMAC Properties Dubai Co. PJSC (United Arab Emirates)	404,279	224,449
Deutsche Wohnen SE (Germany)	48,132	2,306,811

A1118

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
DIC Asset AG (Germany)	41,218	$453,463
Emaar Development PJSC (United Arab Emirates)*	419,158	598,078
Emaar Properties PJSC (United Arab Emirates)	838,406	1,130,576
Forestar Group, Inc.*	12,221	259,085
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	344,800	634,227
Henderson Land Development Co. Ltd. (Hong Kong)	400	2,009
HFF, Inc. (Class A Stock)	50,400	2,140,992
Hongkong Land Holdings Ltd. (Hong Kong)	191,000	1,264,593
Hysan Development Co. Ltd. (Hong Kong)	129,000	651,858
Jones Lang LaSalle, Inc.	177,603	25,631,665
Kerry Properties Ltd. (Hong Kong)	3,469,000	11,766,025
Land & Houses PCL (Thailand)	1,718,300	611,478
LendLease Group (Australia)	4,815	68,354
Logan Property Holdings Co. Ltd. (China)	38,000	42,880
Marcus & Millichap, Inc.*	39,000	1,353,690
Mitsubishi Estate Co. Ltd. (Japan)	162,100	2,752,370
NEPI Rockcastle PLC (Romania)	7,127	64,680
New World Development Co. Ltd. (Hong Kong)	468,000	636,882
Nexity SA (France)	6,097	336,688
PATRIZIA Immobilien AG (Germany)	11,258	215,945
PSP Swiss Property AG (Switzerland)	5,543	536,814
RMR Group, Inc. (The) (Class A Stock)	9,600	890,880
Ruentex Development Co. Ltd. (Taiwan)	26,000	30,449
Shimao Property Holdings Ltd. (China)	130,000	324,293
Shui On Land Ltd. (China)	411,500	95,643
Sino Land Co. Ltd. (Hong Kong)	152,000	260,377
Sino-Ocean Group Holding Ltd. (China)	1,457,500	643,731
SM Prime Holdings, Inc. (Philippines)	260,700	174,412
SOHO China Ltd. (China)	150,000	58,287
Sun Hung Kai Properties Ltd. (Hong Kong)	265,500	3,862,422
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	540,000	5,916,791
Swire Properties Ltd. (Hong Kong)	229,000	866,996
TAG Immobilien AG (Germany)	17,116	406,905
Vonovia SE (Germany)	65,924	3,220,336
Wallenstam AB (Sweden) (Class B Stock)	26,401	249,582
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	345,000	2,223,053
Wheelock & Co. Ltd. (Hong Kong)	868,000	5,205,798
Yuexiu Property Co. Ltd. (China)	760,000	135,816

		138,537,346

Road & Rail — 1.2%
ArcBest Corp.	11,100	538,905
Avis Budget Group, Inc.*(a)	506,200	16,269,268
Canadian Pacific Railway Ltd. (Canada)	1,500	317,303
Central Japan Railway Co. (Japan)	103,200	21,474,613
ComfortDelGro Corp. Ltd. (Singapore)	285,600	507,802
Covenant Transportation Group, Inc. (Class A Stock)*(a)	33,100	961,886
CSX Corp.	867,800	64,260,590
Daqin Railway Co. Ltd. (China) (Class A Stock)	56,800	67,936
DSV A/S (Denmark)	26,108	2,371,285

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Hamakyorex Co. Ltd. (Japan)	7,800	$283,744
Kyushu Railway Co. (Japan)	142,500	4,337,747
Landstar System, Inc.(a)	153,200	18,690,400
Marten Transport Ltd.	59,100	1,244,055
National Express Group PLC (United Kingdom)	484,771	2,474,303
Norfolk Southern Corp.	265,100	47,850,550
Old Dominion Freight Line, Inc.	226,500	36,525,390
Ryder System, Inc.	89,000	6,503,230
Sankyu, Inc. (Japan)	7,200	403,957
Sixt SE (Germany)	31,228	3,878,987
Sotetsu Holdings, Inc. (Japan)	10,200	340,918

		229,302,869

Semiconductors & Semiconductor Equipment — 1.8%
Advantest Corp. (Japan)	506,700	10,657,147
AIXTRON SE (Germany)*	19,647	198,400
Amkor Technology, Inc.*	261,800	1,934,702
Analog Devices, Inc.	237,700	21,977,742
ASM International NV (Netherlands)	6,448	332,591
Cabot Microelectronics Corp.	55,200	5,694,984
Cirrus Logic, Inc.*	233,300	9,005,380
Cypress Semiconductor Corp.	2,310,400	33,477,696
Diodes, Inc.*	73,500	2,446,815
Entegris, Inc.	166,600	4,823,070
First Solar, Inc.*	46,600	2,256,372
Globalwafers Co. Ltd. (Taiwan)	6,000	66,234
Infineon Technologies AG (Germany)	759,218	17,214,152
Intel Corp.	2,269,800	107,338,842
Macronix International (Taiwan)	48,960	40,875
MKS Instruments, Inc.	339,500	27,210,925
Nanya Technology Corp. (Taiwan)	470,000	895,600
Novatek Microelectronics Corp. (Taiwan)	102,000	505,402
NuFlare Technology, Inc. (Japan)	19,000	985,277
NVIDIA Corp.	24,900	6,997,398
NXP Semiconductors NV (Netherlands)	266,900	22,819,950
Phison Electronics Corp. (Taiwan)	50,000	398,017
Qorvo, Inc.*	230,400	17,715,456
Realtek Semiconductor Corp. (Taiwan)	12,000	53,423
Rudolph Technologies, Inc.*	20,800	508,560
SCREEN Holdings Co. Ltd. (Japan)	5,300	308,879
Semtech Corp.*	102,300	5,687,880
Shinko Electric Industries Co. Ltd. (Japan)	28,500	239,501
Siltronic AG (Germany)	99,257	12,126,594
SK Hynix, Inc. (South Korea)	122,701	8,093,424
SMART Global Holdings, Inc.*(a)	203,400	5,845,716
SolarEdge Technologies, Inc.*(a)	15,100	568,515
STMicroelectronics NV (Switzerland)	94,054	1,715,091
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	545,000	4,669,945
Tokyo Electron Ltd. (Japan)	21,600	2,960,852
Vanguard International Semiconductor Corp. (Taiwan)	24,000	53,416
Versum Materials, Inc.	440,300	15,855,203

		353,680,026

Software — 3.3%
ACI Worldwide, Inc.*	62,400	1,755,936
Activision Blizzard, Inc.	825,800	68,698,302

A1119

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Adobe Systems, Inc.*	380,000	$102,581,000
Altium Ltd. (Australia)	187,908	3,715,060
Aspen Technology, Inc.*	14,000	1,594,740
Avaya Holdings Corp.*(a)	42,100	932,094
Blue Prism Group PLC (United Kingdom)*(a)	48,728	1,512,014
Cadence Design Systems, Inc.*	184,400	8,357,008
Capcom Co. Ltd. (Japan)	171,500	4,358,741
CDK Global, Inc.	348,600	21,808,416
Check Point Software Technologies Ltd. (Israel)*	138,786	16,330,948
CommVault Systems, Inc.*	159,900	11,193,000
Constellation Software, Inc. (Canada)	900	661,853
CyberArk Software Ltd. (Israel)*	4,800	383,231
Dassault Systemes SE (France)	22,786	3,409,884
Dell Technologies, Inc. (Class V Stock)*	188,900	18,345,968
Fortinet, Inc.*	655,800	60,510,666
Intuit, Inc.	210,400	47,844,960
Manhattan Associates, Inc.*	85,400	4,662,840
Microsoft Corp.	1,656,900	189,499,653
MicroStrategy, Inc. (Class A Stock)*	6,500	914,030
Monotype Imaging Holdings, Inc.	53,400	1,078,680
Nemetschek SE (Germany)	2,602	380,701
Nice Ltd. (Israel)*	66,994	7,557,689
NSD Co. Ltd. (Japan)	19,400	430,847
Oracle Corp.	611,200	31,513,472
Progress Software Corp.	197,900	6,983,891
PTC, Inc.*	45,000	4,778,550
SAP SE (Germany)	8,107	997,326
Synopsys, Inc.*	38,500	3,796,485
Tyler Technologies, Inc.*	37,700	9,238,762
Ubisoft Entertainment SA (France)*	9,789	1,059,534
Ultimate Software Group, Inc. (The)*	4,200	1,353,198
Verint Systems, Inc.*	113,300	5,676,330

		643,915,809

Specialty Retail — 1.7%
Accent Group Ltd. (Australia)	340,308	400,392
Advance Auto Parts, Inc.(a)	144,200	24,273,186
American Eagle Outfitters, Inc.	302,400	7,508,592
Asbury Automotive Group, Inc.*	92,900	6,386,875
AutoNation, Inc.*(a)	454,900	18,901,095
Best Buy Co., Inc.(a)	318,300	25,260,288
Burlington Stores, Inc.*	70,800	11,534,736
Chico’s FAS, Inc.(a)	233,200	2,021,844
Conn’s, Inc.*	53,100	1,877,085
Dick’s Sporting Goods, Inc.(a)	905,400	32,123,592
DSW, Inc. (Class A Stock)	36,200	1,226,456
Fast Retailing Co. Ltd. (Japan)	12,400	6,314,680
Five Below, Inc.*(a)	78,500	10,209,710
Fnac Darty SA (France)*	10,875	858,509
Foot Locker, Inc.(a)	541,000	27,580,180
Gap, Inc. (The)(a)	439,400	12,676,690
Genesco, Inc.*(a)	64,000	3,014,400
Giordano International Ltd. (Hong Kong)	678,000	340,773
Group 1 Automotive, Inc.	35,400	2,297,460
Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	65,610	1,210,128
Home Product Center PCL (Thailand)	110,100	53,783

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Hotel Shilla Co. Ltd. (South Korea)	885	$86,711
Hudson Ltd. (Class A Stock)*	31,100	701,616
JB Hi-Fi Ltd. (Australia)(a)	15,043	273,317
JD Sports Fashion PLC (United Kingdom)	1,058,960	6,338,097
JUMBO SA (Greece)	31,368	466,011
Kingfisher PLC (United Kingdom)	438,552	1,470,938
Luk Fook Holdings International Ltd. (Hong Kong)	54,000	187,928
Murphy USA, Inc.*(a)	90,800	7,759,768
Office Depot, Inc.(a)	293,200	941,172
Party City Holdco, Inc.*(a)	151,200	2,048,760
Petrobras Distribuidora SA (Brazil)	45,800	220,804
Pets at Home Group PLC (United Kingdom)	150,062	233,786
Sa Sa International Holdings Ltd. (Hong Kong)	1,122,000	622,251
Shimachu Co. Ltd. (Japan)	7,100	229,295
Shoe Carnival, Inc.(a)	14,600	562,100
Signet Jewelers Ltd.(a)	373,700	24,638,041
Sonic Automotive, Inc. (Class A Stock)	47,600	921,060
Super Retail Group Ltd. (Australia)	35,307	226,007
Tailored Brands, Inc.(a)	45,400	1,143,626
T-Gaia Corp. (Japan)	52,400	1,367,850
Tiffany & Co.	15,200	1,960,344
Tilly’s, Inc. (Class A Stock)	64,510	1,222,465
TJX Cos., Inc. (The)	527,200	59,056,944
Ulta Beauty, Inc.*	80,800	22,795,296
Urban Outfitters, Inc.*	98,000	4,008,200
WH Smith PLC (United Kingdom)	14,991	402,614
Zumiez, Inc.*	54,000	1,422,900

		337,378,355

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	979,900	221,202,626
Brother Industries Ltd. (Japan)	66,000	1,301,017
Canon, Inc. (Japan)	23,200	736,237
Catcher Technology Co. Ltd. (Taiwan)	61,000	671,551
FUJIFILM Holdings Corp. (Japan)	68,800	3,096,713
Hewlett Packard Enterprise Co.	2,183,500	35,612,885
HP, Inc.	2,249,500	57,969,615
Immersion Corp.*	60,000	634,200
Konica Minolta, Inc. (Japan)	939,500	9,991,155
Legend Holdings Corp. (China) (Class H Stock), 144A	10,300	31,588
Logitech International SA (Switzerland)	113,663	5,058,211
Melco Holdings, Inc. (Japan)	6,100	219,894
Micro-Star International Co. Ltd. (Taiwan)	17,000	45,998
NCR Corp.*(a)	324,600	9,221,886
NetApp, Inc.	54,200	4,655,238
Ricoh Co. Ltd. (Japan)	68,900	739,296
Samsung Electronics Co. Ltd. (South Korea)	171,463	7,176,950
Seiko Epson Corp. (Japan)	40,800	693,978

		359,059,038

Textiles, Apparel & Luxury Goods — 0.9%
adidas AG (Germany)	6,432	1,571,466
ANTA Sports Products Ltd. (China)	82,000	394,542
Burberry Group PLC (United Kingdom)	102,165	2,684,268
Carter’s, Inc.	204,000	20,114,400

A1120

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
China Taifeng Beddings Holdings Ltd. (China)*^	242,000	$—
Deckers Outdoor Corp.*	56,300	6,676,054
Feng TAY Enterprise Co. Ltd. (Taiwan)	9,000	55,427
Hermes International (France)	4,305	2,848,674
HUGO BOSS AG (Germany)	8,869	681,659
Kering SA (France)	11,259	6,035,210
LPP SA (Poland)	182	424,931
Lululemon Athletica, Inc.*	64,200	10,431,858
LVMH Moet Hennessy Louis Vuitton SE (France)	88,338	31,227,498
Moncler SpA (Italy)	118,548	5,096,710
Movado Group, Inc.	44,800	1,877,120
NIKE, Inc. (Class B Stock)	292,100	24,746,712
Oxford Industries, Inc.	5,000	451,000
Page Industries Ltd. (India)	1,820	826,333
PVH Corp.	33,600	4,851,840
Ruentex Industries Ltd. (Taiwan)	17,000	33,835
Shenzhou International Group Holdings Ltd. (China)	46,000	592,874
Skechers U.S.A., Inc. (Class A Stock)*	475,300	13,275,129
Swatch Group AG (The) (Switzerland)	7,548	586,192
Swatch Group AG (The) (Switzerland)	4,239	1,674,655
VF Corp.(a)	360,800	33,716,760
Wolverine World Wide, Inc.	292,600	11,426,030

		182,301,177

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	35,618	1,487,659
Deutsche Pfandbriefbank AG (Germany), 144A	489,200	7,310,193
Federal Agricultural Mortgage Corp. (Class C Stock)	19,000	1,371,420
Flagstar Bancorp, Inc.*	78,600	2,473,542
Housing Development Finance Corp. Ltd. (India)	7,097	172,016
Meta Financial Group, Inc.	4,700	388,455
MGIC Investment Corp.*	539,400	7,179,414
OneSavings Bank PLC (United Kingdom)	177,875	941,312
Paragon Banking Group PLC (United Kingdom)	36,141	225,535
Radian Group, Inc.	942,000	19,471,140
Walker & Dunlop, Inc.	33,300	1,760,904

		42,781,590

Tobacco — 0.4%
Altria Group, Inc.	690,000	41,613,900
British American Tobacco PLC (United Kingdom)	325,678	15,198,071
Gudang Garam Tbk PT (Indonesia)	176,400	877,455
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	2,014,900	520,657
Imperial Brands PLC (United Kingdom)	338,736	11,750,942
Japan Tobacco, Inc. (Japan)	151,300	3,955,060
KT&G Corp. (South Korea)	13,971	1,308,184
Philip Morris International, Inc.	102,200	8,333,388
Scandinavian Tobacco Group A/S (Denmark), 144A	124,622	1,912,187

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Swedish Match AB (Sweden)	14,823	$758,239

		86,228,083

Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	11,900	684,488
Ahlsell AB (Sweden), 144A	44,284	247,633
Applied Industrial Technologies, Inc.	29,900	2,339,675
BMC Stock Holdings, Inc.*	217,700	4,060,105
BOC Aviation Ltd. (Singapore), 144A	5,600	43,446
Foundation Building Materials, Inc.*(a)	58,600	730,742
GMS, Inc.*	85,000	1,972,000
ITOCHU Corp. (Japan)(a)	1,101,200	20,138,708
Marubeni Corp. (Japan)	2,324,500	21,253,999
Mitsubishi Corp. (Japan)	371,300	11,430,890
Mitsui & Co. Ltd. (Japan)	236,300	4,198,121
Rush Enterprises, Inc. (Class A Stock)	39,400	1,548,814
Sojitz Corp. (Japan)(a)	193,600	698,177
Sumitomo Corp. (Japan)	207,000	3,445,915
Toyota Tsusho Corp. (Japan)	28,900	1,090,317
United Rentals, Inc.*	23,900	3,910,040
Veritiv Corp.*	41,500	1,510,600
W.W. Grainger, Inc.	38,100	13,617,321
WESCO International, Inc.*	228,000	14,010,600

		106,931,591

Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	121,367	21,027,578
Auckland International Airport Ltd. (New Zealand)	132,400	640,451
COSCO Shipping Ports Ltd. (China)	46,000	50,632
Enav SpA (Italy), 144A	423,615	2,062,085
Fraport AG Frankfurt Airport Services Worldwide (Germany)	11,788	1,038,688
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	32,000	41,038
Kamigumi Co. Ltd. (Japan)	239,300	5,269,111
Macquarie Infrastructure Corp.(a)	172,000	7,934,360
Malaysia Airports Holdings Bhd (Malaysia)	365,000	785,584
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	7,741	66,034
Taiwan High Speed Rail Corp. (Taiwan)	53,000	51,895
TAV Havalimanlari Holding A/S (Turkey)	5,527	28,675

		38,996,131

Water Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	272,500	1,596,452
SJW Group	23,500	1,437,025

		3,033,477

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock)	977,700	786,277
China Mobile Ltd. (China)	170,500	1,684,442
Globe Telecom, Inc. (Philippines)	920	37,516
KDDI Corp. (Japan)	243,600	6,732,355
Mobile TeleSystems PJSC (Russia), ADR	3,300	28,149
NTT DOCOMO, Inc. (Japan)	604,200	16,233,792
Shenandoah Telecommunications Co.	45,700	1,770,875
SK Telecom Co. Ltd. (South Korea)	7,623	1,938,563

A1121

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Telephone & Data Systems, Inc.	312,100	$9,497,203
TIM Participacoes SA (Brazil)	30,900	89,902
Vodafone Group PLC (United Kingdom)	3,652,141	7,826,893

		46,625,967

TOTAL COMMON STOCKS (cost $11,456,911,453)		12,834,786,136

PREFERRED STOCKS — 0.1%
Auto Components — 0.0%
Schaeffler AG (Germany), (PRFC)	22,133	282,084

Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany), (PRFC)	8,415	659,394

Banks — 0.0%
Itausa - Investimentos Itau SA (Brazil), (PRFC)	519,850	1,294,943

Capital Markets — 0.0%
State Street Corp. Series G 5.350%	60,000	1,542,600

Chemicals — 0.0%
LG Chem Ltd. (South Korea), (PRFC)	208	38,271

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia), (PRFC)	3,158	36,240

Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil), (PRFC B)*	533,800	2,441,294
Cia Energetica de Minas Gerais (Brazil), (PRFC)	880,100	1,547,266
Cia Paranaense de Energia (Brazil), (PRFC B)	177,000	938,349

		4,926,909

Metals & Mining — 0.0%
Gerdau SA (Brazil), (PRFC)	94,100	397,972
Vedanta Ltd. (India) 7.500%	16,588	2,368

		400,340

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil), (PRFC)	7,000	36,573
Surgutneftegas PJSC (Russia), (PRFC)	3,297,600	1,935,081
Transneft PJSC (Russia), (PRFC)	398	1,007,641

		2,979,295

Personal Products — 0.0%
Amorepacific Corp. (South Korea), (PRFC)	249	30,882
LG Household & Health Care Ltd. (South Korea), (PRFC)	58	42,060

		72,942

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea), (PRFC)	45,284	1,544,326

TOTAL PREFERRED STOCKS (cost $14,336,487)		13,777,344

	Units	Value
RIGHTS* — 0.0%
Investment Company
Kinnevik AB, expiring 12/31/19 (Sweden)^ (cost $0)	95,611	$—

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF	380,046	25,839,328
iShares MSCI EAFE Small-Cap ETF	140,000	8,719,199
iShares MSCI Emerging Markets ETF	29,187	1,252,706

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $36,319,109)		35,811,233

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.3%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2016-4, Class C
2.410%	07/08/22	2,100	2,072,633
Series 2017-3, Class C
2.690%	06/19/23	3,770	3,702,166
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-2A, Class A, 144A
2.630%	12/20/21	5,200	5,121,822
Series 2016-1A, Class A, 144A
2.990%	06/20/22	3,700	3,651,896
Series 2018-1A, Class A, 144A
3.700%	09/20/24	12,800	12,731,451
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class A, 144A
2.160%	10/15/20	3,014	3,003,177
Series 2017-1A, Class B, 144A
2.880%	06/15/21	2,300	2,287,244
Series 2018-1A, Class B, 144A
3.710%	04/14/25	6,860	6,833,823

			39,404,212

Collateralized Loan Obligations — 3.6%
ALM Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 3 Month LIBOR + 1.490%, 144A
3.829%(c)	10/15/28	7,750	7,754,720
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A
3.619%(c)	07/15/29	4,500	4,504,621
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
3.599%(c)	07/16/29	20,750	20,775,552
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A
3.322%(c)	04/23/31	7,500	7,443,938

A1122

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A
3.673%(c)	07/18/30	11,750	$11,777,829
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.589%(c)	07/15/29	10,750	10,762,317
Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A
3.589%(c)	10/15/30	13,750	13,767,423
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A
3.667%(c)	04/13/27	1,500	1,500,319
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class AR, 3 Month LIBOR + 1.450%, 144A
3.798%(c)	01/20/29	7,500	7,510,009
Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A
3.306%(c)	04/17/31	16,000	15,889,920
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 3 Month LIBOR + 1.230%, 144A
3.578%(c)	04/20/31	10,500	10,508,625
Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A
3.568%(c)	07/20/31	7,750	7,763,766
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A
3.733%(c)	10/18/26	500	500,180
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A
3.330%(c)	04/24/31	25,000	24,826,178
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 3 Month LIBOR + 1.450%, 144A
3.789%(c)	07/15/26	3,750	3,752,248
Elevation CLO Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.519%(c)	10/15/26	3,250	3,250,222
Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A
3.883%(c)	04/18/27	3,750	3,761,745
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A
3.035%(c)	04/15/31	25,000	24,881,365
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.539%(c)	04/26/31	14,000	13,909,262
Series 2018-2A, Class A1, 144A
— %(p)	10/20/31	28,400	28,387,024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A
3.365%(c)	04/25/31	20,000	$19,872,636
Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A
3.627%(c)	10/23/29	10,000	10,015,807
JMP Credit Advisors CLO IV Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.370%, 144A
3.706%(c)	07/17/29	4,250	4,259,219
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A
3.614%(c)	05/15/26	1,753	1,754,161
Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.519%(c)	07/15/26	12,000	12,001,492
Series 2014-3A, Class AR, 3 Month LIBOR + 1.200%, 144A
3.539%(c)	10/15/26	7,500	7,500,560
Mariner CLO Ltd. (Cayman Islands),
Series 2018-5A, Class A, 3 Month LIBOR + 1.110%, 144A
3.324%(c)	04/25/31	30,000	29,871,849
Midocean Credit CLO (Cayman Islands),
Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.472%(c)	02/20/31	15,000	14,974,541
Mill Creek CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.750%, 144A
4.098%(c)	04/20/28	6,500	6,540,396
Mountain View CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A
3.549%(c)	01/16/31	15,000	15,002,558
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
3.189%(c)	01/15/28	9,000	8,959,066
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A
3.599%(c)	07/15/30	11,000	11,014,619
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A
3.416%(c)	04/17/31	14,000	13,931,340
Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.589%(c)	10/30/30	12,750	12,762,939
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A
3.612%(c)	05/21/29	20,250	20,283,937
Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A
3.362%(c)	07/16/31	7,500	7,472,848
Regatta Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 3 Month LIBOR + 1.520%, 144A
3.858%(c)	12/20/28	4,250	4,254,847

A1123

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A
3.586%(c)	10/17/30	7,500	$7,509,535
Romark CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.378%(c)	04/20/31	15,000	14,911,991
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A
3.588%(c)	07/20/30	12,000	12,012,942
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
3.998%(c)	07/20/28	7,000	7,003,493
Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A
4.008%(c)	10/20/28	9,250	9,254,391
Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A
3.615%(c)	07/25/30	10,000	10,012,605
Series 2017-3A, Class A1B, 3 Month LIBOR + 1.220%, 144A
3.568%(c)	10/20/30	13,250	13,217,291
Telos CLO Ltd. (Cayman Islands),
Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A
3.636%(c)	07/17/26	25,000	25,042,385
Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A
3.576%(c)	01/17/30	11,500	11,477,316
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A
3.889%(c)	01/15/29	2,750	2,754,403
Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A
3.569%(c)	07/15/29	10,500	10,509,785
Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A
3.488%(c)	01/20/31	8,000	7,984,249
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A
3.350%(c)	10/18/31	13,750	13,750,113
Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A
4.035%(c)	10/25/28	10,500	10,505,265
Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A
3.655%(c)	07/25/29	16,250	16,277,679
Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A
3.545%(c)	01/25/31	9,000	9,001,942
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A
3.305%(c)	04/25/31	12,500	12,412,811
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 3 Month LIBOR + 1.650%, 144A
3.998%(c)	10/20/28	7,500	7,503,518
Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A
3.668%(c)	04/20/29	9,000	9,013,997
Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	10/20/29	12,750	12,767,311

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-2A, Class A1, 3 Month LIBOR + 1.200%, 144A
3.638%(c)	10/20/31	10,000	$9,987,000
West CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 0.920%, 144A
3.253%(c)	07/18/26	16,000	15,979,861
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A
3.709%(c)	07/15/29	13,500	13,529,115
Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A
3.629%(c)	04/15/30	7,000	7,036,938
Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A
3.289%(c)	04/15/29	20,000	19,930,726

			713,086,740

Consumer Loans — 0.5%
Lendmark Funding Trust,
Series 2017-2A, Class A, 144A
2.800%	05/20/26	8,300	8,173,596
Mariner Finance Issuance Trust,
Series 2017-BA, Class A, 144A
2.920%	12/20/29	12,600	12,413,785
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	5,332	5,339,144
Series 2015-2A, Class A, 144A
2.570%	07/18/25	84	83,494
Series 2016-1A, Class A, 144A
3.660%	02/20/29	15,350	15,396,956
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,563	1,571,350
Series 2017-1A, Class B, 144A
2.790%	09/14/32	2,500	2,420,352
Oportun Funding LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	6,000	5,897,578
Series 2017-B, Class A, 144A
3.220%	10/10/23	12,600	12,405,002
Series 2018-A, Class A, 144A
3.610%	03/08/24	4,930	4,875,224
PNMAC FMSR ISSUER TRUST,
Series 2018-FT1, Class A, 1 Month LIBOR + 2.350%, 144A
4.566%(c)	04/25/23	3,080	3,099,932
PNMAC GMSR ISSUER TRUST,
Series 2018-GT1, Class A, 1 Month LIBOR + 2.850%, 144A
5.066%(c)	02/25/23	3,880	3,924,894
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	11,259	11,209,496
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	12,518	12,518,569

			99,329,372

A1124

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Credit Cards — 0.1%
Discover Card Execution Note Trust,
Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%
2.758%(c)	12/15/26	15,300	$15,426,468

			15,426,468

Home Equity Loans — 0.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080%
3.296%(c)	10/25/34	2,571	2,577,815
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1, 1 Month LIBOR + 1.020%
3.236%(c)	04/25/34	3,593	3,563,400
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-AR1, Class M3, 1 Month LIBOR + 4.500%
5.464%(c)	01/25/33	2,206	2,205,579
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W5, Class AV2, 1 Month LIBOR + 0.760%
2.976%(c)	10/25/33	958	949,373
Series 2003-W7, Class A2, 1 Month LIBOR + 0.780%
2.996%(c)	03/25/34	1,820	1,815,587
Series 2003-W7, Class M1, 1 Month LIBOR + 1.035%
3.251%(c)	03/25/34	721	721,634
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%
3.296%(c)	01/25/34	1,294	1,295,276
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2, 1 Month LIBOR + 3.525%
5.683%(c)	01/15/33	38	38,299
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.975%
3.191%(c)	10/25/34	4,473	4,528,212
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	03/25/35	2,434	2,443,424
CDC Mortgage Capital Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.350%
3.566%(c)	08/25/33	2,297	2,294,812
Series 2003-HE4, Class M1, 1 Month LIBOR + 0.975%
3.191%(c)	03/25/34	817	803,920
Home Equity Asset Trust,
Series 2002-1, Class M1, 1 Month LIBOR + 1.320%
3.536%(c)	11/25/32	1,132	1,129,684
Series 2002-5, Class M1, 1 Month LIBOR + 1.700%
3.916%(c)	05/25/33	2,231	2,239,230
Series 2003-8, Class M1, 1 Month LIBOR + 1.080%
3.296%(c)	04/25/34	737	743,335
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.720%
2.936%(c)	07/25/34	218	217,180
Series 2004-HE2, Class A1A, 1 Month LIBOR + 0.800%
3.016%(c)	08/25/35	811	772,096
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1, 1 Month LIBOR + 1.020%
3.236%(c)	10/25/33	824	823,718
Series 2003-NC7, Class M1, 1 Month LIBOR + 1.050%
3.266%(c)	06/25/33	576	581,737
Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%
3.176%(c)	09/25/34	4,483	4,529,087
Series 2005-HE2, Class M1, 1 Month LIBOR + 0.600%
2.816%(c)	01/25/35	1,438	1,441,202

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.705%
2.921%(c)	08/25/35	1,348	$1,352,920
New Residential Mortgage Trust,
Series 2018-1A, Class A1A, 144A
4.000%(cc)	12/25/57	7,687	7,720,500
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-6, Class A2, 1 Month LIBOR + 0.660%
2.876%(c)	11/25/33	1,586	1,555,127
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.765%
2.981%(c)	02/25/35	1,336	1,329,076
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-1, Class M4, 1 Month LIBOR + 0.915%
3.131%(c)	04/25/35	3,140	3,154,550
Series 2005-3, Class M4, 1 Month LIBOR + 0.885%
3.101%(c)	11/25/35	1,052	1,055,215

			51,881,988

Other — 0.0%
Oportun Funding LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,800	4,780,191

			4,780,191

Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1, 1 Month LIBOR + 0.600%
2.816%(c)	08/25/35	205	205,522
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
4.530%(cc)	03/25/44	866	862,776
Chase Funding Trust,
Series 2003-1, Class 2A2, 1 Month LIBOR + 0.660%
2.876%(c)	11/25/32	562	557,822
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3, 1 Month LIBOR + 1.450%, 144A
3.666%(c)	10/25/37	3,674	3,724,995
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB5, Class M1, 1 Month LIBOR + 0.915%
3.131%(c)	01/25/34	2,454	2,469,240
CSMC Trust,
Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A
5.254%(c)	12/26/46	8,767	8,930,782
Series 2018-3R
3.474%	12/25/46	8,736	8,748,443
GSAMP Trust,
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.975%
3.191%(c)	09/25/34	4,653	4,695,381
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A
3.992%(c)	01/28/70	3,293	3,354,569
Merrill Lynch Mortgage Investors Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	09/25/35	1,611	1,612,575

A1125

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2, Class M2, 1 Month LIBOR + 0.690%
2.906%(c)	05/25/35	5,641	$5,652,176
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1, 1 Month LIBOR + 0.460%
2.676%(c)	09/25/35	5,346	5,354,330
Series 2005-5, Class AF4
4.072%(cc)	11/25/35	1,970	1,965,374
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	01/25/34	985	986,356
Series 2004-BC4, Class A2C, 1 Month LIBOR + 0.980%
3.196%(c)	10/25/35	6,658	6,490,507
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%	03/16/23	EUR 14,080	16,347,572
Towd Point Mortgage Trust,
Series 2015-2, Class 1M2, 144A
3.642%(cc)	11/25/60	4,000	4,008,892
Series 2017-4, Class A1, 144A
2.750%(cc)	06/25/57	5,824	5,660,286
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57	14,759	14,390,554
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%	06/25/47	630	626,190
VOLT LXIX LLC,
Series 2018-NPL5, Class A1A, 144A
4.213%	08/25/48	400	399,209

			97,043,551

Student Loans — 0.1%
Commonbond Student Loan Trust,
Series 2017-AGS, Class A2, 1 Month LIBOR + 0.850%, 144A
3.066%(c)	05/25/41	4,141	4,176,307
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 1 Month LIBOR + 1.000%, 144A
3.216%(c)	01/25/41	1,860	1,880,497
Series 2017-A, Class A2, 144A
2.650%	01/25/41	5,540	5,421,757
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
— %(p)	08/25/43	15,029	15,214,627

			26,693,188

TOTAL ASSET-BACKED SECURITIES (cost $1,045,913,751)			1,047,645,710

BANK LOANS — 0.1%
Consumer Cyclical – Services — 0.0%
Obol France 3 SAS
Facility B, 1 Month EURIBOR + 3.500%
3.583%(c)	04/11/23	EUR 1,205	1,407,027

Healthcare & Pharmaceutical — 0.0%
Avantor, Inc.,
Initial Euro Term Loan, 1 Month EURIBOR + 4.250%
4.250%(c)	11/21/24	EUR 1,365	1,598,333

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Internet Software & Services — 0.0%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%
6.742%(c)	09/30/24	5,462	$5,503,678

Retail — 0.1%
EG America, LLC,
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.386%(c)	03/23/26	2,605	2,569,181
EG Finco Ltd.,
Second Lien Term Loan, 1 Month EURIBOR + 7.750%
8.750%(c)	04/06/26	1,465	1,703,063
Term B, 3 Month GBP LIBOR + 5.550%
5.550%(c)	02/06/25	GBP 1,333	1,735,660
Term B1, 1 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR 1,958	2,275,898
Term B3, 1 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	997	1,159,479

			9,443,281

TOTAL BANK LOANS (cost $18,525,651)			17,952,319

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
BANK,
Series 2017-BNK4, Class A3
3.362%	05/15/50	13,400	12,989,065
Series 2017-BNK5, Class A3
3.020%	06/15/60	24,420	23,381,674
Series 2017-BNK7, Class A4
3.175%	09/15/60	34,400	32,794,074
CD Mortgage Trust,
Series 2017-CD5, Class A3
3.171%	08/15/50	16,000	15,300,030
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class A2
2.950%	11/10/49	17,000	16,028,676
Series 2017-C8, Class A3
3.305%	06/15/50	19,400	18,661,264
CGMS Commercial Mortgage Trust,
Series 2017-B1, Class A3
3.197%	08/15/50	22,300	21,285,404
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,426	3,446,192
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	7,934,481
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	5,920,798
Series 2014-UBS2, Class A5
3.961%	03/10/47	5,578	5,669,266
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	5,858,451
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,579,053
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	15,866,600
Series 2015-CR26, Class A3

A1126

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.359%	10/10/48	3,000	$2,945,650
Series 2015-CR26, Class A4
3.630%	10/10/48	5,000	4,983,274
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	19,653,417
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	4,845,891
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	6,915,350
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	19,839,098
Series 2016-COR1, Class A3
2.826%	10/10/49	11,000	10,327,676
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	7,793,139
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	6,903,222
Series 2017-CX10, Class A4
3.191%	11/15/50	13,000	12,395,869
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	09/10/49	10,900	10,134,133
Fannie Mae-Aces,
Series 2018-M4, Class A2
3.144%(cc)	03/25/28	15,400	14,722,041
Series 2015-M8, Class AB2
2.829%(cc)	01/25/25	4,717	4,572,744
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	9,500	9,249,683
Series 2017-M1, Class A2
2.498%(cc)	10/25/26	13,826	12,766,913
Series 2017-M4, Class A2
2.683%(cc)	12/25/26	25,500	23,790,595
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class AM
3.327%(cc)	03/25/27	21,800	21,319,391
Series K070, Class A2
3.303%(cc)	11/25/27	14,300	14,001,580
Series K072, Class A2
3.444%	12/25/27	7,100	7,016,088
Series K075, Class AM
3.650%(cc)	02/25/28	12,725	12,686,322
Series W5FX, Class AFX
3.336%(cc)	04/25/28	8,650	8,368,123
Series K008, Class X1, IO
1.674%(cc)	06/25/20	11,180	227,353
Series K025, Class X1, IO
0.982%(cc)	10/25/22	12,558	365,410
Series K052, Class X1, IO
0.803%(cc)	11/25/25	108,740	4,170,524
Series K055, Class X1, IO
1.501%(cc)	03/25/26	32,359	2,705,311
Series K058, Class X1, IO
1.058%(cc)	08/25/26	204,150	12,419,563
GS Mortgage Securities Corp.,
Series 2015-GC30, Class A4
3.382%	05/10/50	13,320	13,102,355

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	$7,714,424
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,087,864
Series 2015-GS1, Class A2
3.470%	11/10/48	20,000	19,709,296
Series 2017-GS6, Class A2
3.164%	05/10/50	15,500	14,859,436
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,282,035
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	3,885,896
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	6,932,113
Series 2015-C28, Class A2
2.773%	10/15/48	1,850	1,840,818
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,573,998
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A4
3.224%	07/15/50	19,500	18,696,791
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	3,708	3,604,256
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	7,830,072
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	11,076,171
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	6,727,678
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	27,399,036
Series 2017-C33, Class A4
3.337%	05/15/50	50,000	48,233,235
Morgan Stanley Capital I Trust,
Series 2017-H1, Class A4
3.259%	06/15/50	25,000	23,990,198
Series 2017-H1, Class XB, IO
0.890%(cc)	06/15/50	175,741	9,285,416
UBS Commercial Mortgage Trust,
Series 2017-C3, Class ASB
3.215%	08/15/50	15,001	14,683,681
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	5,806	5,737,049
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A2
2.399%	08/15/49	19,500	17,824,652
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	11,583,014
Series 2017-C41, Class A3
3.210%	11/15/50	25,000	23,880,443
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	1,416,299

A1127

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	$4,791,672
Series 2015-NXS1, Class A4
2.874%	05/15/48	7,500	7,212,756
Series 2015-NXS4, Class A3
3.452%	12/15/48	16,700	16,404,634
Series 2016-BNK1, Class XB, IO
1.481%(cc)	08/15/49	34,818	3,143,838
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,004,181
Series 2016-LC24, Class A3
2.684%	10/15/49	14,500	13,495,252
Series 2017-C38, Class A4
3.190%	07/15/50	17,500	16,720,785
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,687	2,607,057

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $864,385,798)			830,169,789

CORPORATE BONDS — 7.5%
Aerospace & Defense — 0.1%
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21	8,890	8,842,459
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	420	411,932
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	5,160	5,124,759

			14,379,150

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	1,200	1,217,461
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	14,235	13,567,914
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.875%	05/01/20	5,250	5,533,703

			20,319,078

Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,192	1,255,471
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates^
6.821%	02/10/24	666	729,699
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	6,935	6,878,892
3.400%	04/19/21	4,890	4,859,867

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20		2,440	$2,405,258
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29		1,662	1,603,925
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		2,119	2,099,339

				19,832,451

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24		EUR 1,180	1,431,101

Auto Manufacturers — 0.3%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.100%	04/12/21		2,375	2,359,453
Gtd. Notes, 3 Month LIBOR + 0.410%, 144A
2.747%(c)	04/12/21		1,780	1,785,886
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21		7,230	7,197,934
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,000	832,676
5.291%	12/08/46		140	124,692
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21		7,585	7,477,033
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		6,070	6,214,697
5.150%	04/01/38		790	734,763
6.250%	10/02/43		2,005	2,055,982
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		1,805	1,801,874
3.200%	07/06/21		4,470	4,414,103
3.700%	11/24/20		15,120	15,191,730
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19		1,430	1,430,000

				51,620,823

Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	1,040	924,299
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A
3.250%	09/15/23		EUR 2,060	2,461,524
Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A
4.750%	09/15/26		530	499,525

A1128

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25		1,770	$1,828,990

				5,714,338

Banks — 2.7%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%	12/29/49	(a)	735	760,725
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		1,000	949,063
3.500%	04/11/22		2,600	2,544,746
3.848%	04/12/23		2,600	2,540,194
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.457%(c)	04/12/23		1,600	1,603,158
Bank of America Corp.,
Jr. Sub. Notes
5.125%	12/29/49		1,630	1,642,225
5.200%	12/29/49	(a)	1,260	1,247,399
6.300%	12/29/49	(a)	1,700	1,814,749
6.500%	10/29/49	(a)	420	453,389
Sr. Unsec’d. Notes
3.004%	12/20/23		4,037	3,917,646
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,000	3,944,465
3.593%	07/21/28	(a)	3,750	3,575,265
Sr. Unsec’d. Notes, MTN
3.824%	01/20/28		16,976	16,519,703
4.000%	04/01/24		1,380	1,393,798
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.870%
3.266%(c)	04/01/19		4,960	4,980,711
Sub. Notes
6.110%	01/29/37		3,080	3,542,153
Sub. Notes, MTN
3.950%	04/21/25		17,905	17,530,789
Bank of America NA,
Sr. Unsec’d. Notes
2.050%	12/07/18		8,000	7,994,685
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21		2,735	2,724,083
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%
2.797%(c)	04/13/21		2,400	2,409,599
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%	12/29/49		8,595	8,240,456
Barclays Bank PLC (United Kingdom),
Sub. Notes, 144A
10.179%	06/12/21		6,700	7,632,809
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		1,310	1,230,192
3.684%	01/10/23		1,415	1,378,073
4.337%	01/10/28		1,100	1,040,969
4.375%	01/12/26		938	909,894
Sr. Unsec’d. Notes, MTN
4.972%	05/16/29		6,990	6,882,843

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	06/29/20		6,015	$5,961,494
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570% (Cap N/A, Floor 0.000%)
2.904%(c)	06/15/20		3,425	3,446,030
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		935	917,550
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21		16,485	16,467,912
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		2,575	2,478,047
2.350%	01/31/20		1,945	1,923,377
2.950%	07/23/21		2,000	1,969,661
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.765%
3.099%(c)	09/13/19		1,585	1,592,197
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		165	168,299
5.000%	08/01/23		500	510,050
Citigroup, Inc.,
Jr. Sub. Notes
5.350%	04/29/49	(a)	670	658,275
5.900%	02/15/23	(a)	2,500	2,556,250
5.950%	12/29/49		10,570	10,882,344
5.950%	12/29/49	(a)	8,500	8,574,375
Sr. Unsec’d. Notes
2.050%	12/07/18		8,050	8,042,675
2.700%	03/30/21		7,415	7,289,847
2.750%	04/25/22		2,655	2,575,283
3.200%	10/21/26		3,340	3,117,578
3.700%	01/12/26		2,365	2,294,674
3.887%	01/10/28		1,810	1,757,220
8.125%	07/15/39		1,110	1,602,247
Sub. Notes
3.875%	03/26/25		4,735	4,604,325
4.450%	09/29/27		6,010	5,940,558
4.750%	05/18/46		180	175,577
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.640%, 144A
2.983%(c)	11/07/19		1,330	1,337,964
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/06/21		2,000	1,915,410
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22		2,595	2,580,248
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/24/23		8,500	8,341,597
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21		3,610	3,595,529
3.750%	03/26/25		600	578,700
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
2.903%(c)	09/06/19		6,825	6,831,775

A1129

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		3,640	$3,573,003
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21		1,400	1,345,898
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		3,300	3,070,613
4.200%	08/08/23		2,675	2,684,525
Fifth Third Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%
2.971%(c)	09/27/19		1,550	1,553,560
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.000%	12/31/49		5,000	4,718,519
5.375%	12/29/49		3,765	3,840,300
Sr. Unsec’d. Notes
2.875%	02/25/21		1,151	1,135,639
3.272%	09/29/25		5,541	5,294,432
3.625%	01/22/23		1,000	996,274
3.750%	02/25/26		660	641,298
3.814%	04/23/29		7,710	7,354,646
3.850%	01/26/27	(a)	4,340	4,210,625
4.223%	05/01/29		3,190	3,143,289
5.750%	01/24/22		875	930,923
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.770%
4.081%(c)	02/25/21		2,920	3,013,281
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		2,000	2,061,582
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20		1,600	1,672,464
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
3.342%(c)	07/24/23		2,320	2,344,594
Sub. Notes
5.150%	05/22/45		6,510	6,643,967
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	(a)	3,560	3,651,298
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.875%	12/29/49		535	553,725
Sr. Unsec’d. Notes
3.600%	05/25/23		885	876,198
4.000%	03/30/22		4,995	5,056,105
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.500%
3.837%(c)	01/05/22		2,735	2,806,627
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21		1,000	982,374
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%	12/29/49		5,000	5,037,500
5.150%	12/29/49		3,500	3,495,625
5.300%	12/31/49		3,505	3,583,863
6.125%	12/29/49		750	778,125
Jr. Sub. Notes, 3 Month LIBOR + 3.470%
5.809%(c)	04/29/49		1,650	1,657,013
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.700%	05/18/23		8,885	$8,543,762
2.950%	10/01/26		4,420	4,109,184
2.972%	01/15/23		2,010	1,957,670
3.509%	01/23/29		885	838,267
3.782%	02/01/28		14,000	13,624,342
3.900%	07/15/25		4,000	3,998,585
4.260%	02/22/48		3,550	3,415,733
Sub. Notes
4.250%	10/01/27		2,580	2,567,178
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%	04/26/21		15,500	15,454,728
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21		10,000	9,961,258
Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,577,775
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%	11/07/23		1,000	954,013
Morgan Stanley,
Jr. Sub. Notes
5.450%	07/29/49		1,175	1,188,513
Sr. Unsec’d. Notes
4.375%	01/22/47	(a)	570	553,921
4.457%	04/22/39		180	178,649
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		9,820	9,818,163
3.772%	01/24/29	(a)	3,230	3,100,459
3.875%	01/27/26		11,949	11,745,439
5.500%	01/26/20		2,660	2,739,499
5.500%	07/28/21		3,225	3,394,813
Sr. Unsec’d. Notes, MTN
3.971%	07/22/38		4,975	4,644,988
Sub. Notes, MTN
4.100%	05/22/23		11,000	11,068,096
PNC Bank NA,
Sr. Unsec’d. Notes
2.550%	12/09/21		1,225	1,193,620
Sub. Notes
4.200%	11/01/25		2,005	2,040,408
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		21,990	21,949,489
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.729%(c)	04/30/21		8,110	8,138,234
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		10,920	10,607,262
Societe Generale SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	01/12/22		2,710	2,646,913
State Street Corp.,
Jr. Sub. Notes
5.250%	12/29/49		1,975	2,010,550
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.686%(c)	01/17/20		8,125	8,139,739
Gtd. Notes

A1130

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.450%	01/10/19	1,695	$1,694,303
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	1,715	1,714,745
2.700%	01/27/22	1,255	1,221,210
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, GMTN
2.400%	10/01/20	3,050	2,995,705
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	2,725	2,685,070
U.S. Bancorp,
Jr. Sub. Notes
5.125%	12/29/49	1,979	2,035,698
5.300%	04/15/27	5,785	5,770,538
U.S. Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%
2.662%(c)	01/24/20	2,380	2,386,081
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19	475	473,052
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%	08/15/23	4,080	3,918,102
3.000%	04/15/21	5,000	4,925,824
4.253%	03/23/28	4,355	4,315,309

			526,095,621

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	3,090	3,045,133
4.700%	02/01/36	1,250	1,251,678
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	4,080	4,072,599

			8,369,410

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	1,000	1,014,373
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	11,080	10,708,998

			11,723,371

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	505	499,319
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21	625	628,735
4.500%	02/15/47	305	292,547
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	1,220	1,218,475
5.500%	02/15/23	200	202,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
				$2,841,326

Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		975	862,875
5.375%	03/15/44		825	765,188
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41		1,000	1,060,107
8.550%	05/15/19		9,800	10,134,641
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		855	768,403
Mexichem SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44	(a)	786	754,206
Gtd. Notes, 144A
4.875%	09/19/22		2,300	2,347,219
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		878	887,037
5.450%	11/15/33	(a)	485	494,783
5.625%	11/15/43		1,155	1,182,442
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		2,700	2,638,440
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		2,070	2,109,167

				24,004,508

Commercial Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,025	979,477
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26		1,420	1,314,461
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		4,490	4,402,363
7.000%	10/15/37		1,780	2,229,161
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,050	946,859
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		2,550	2,390,625
5.500%	07/15/25	(a)	350	357,000
5.500%	05/15/27		600	593,250
5.875%	09/15/26		1,600	1,642,000

				14,855,196

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
4.250%	02/09/47		1,750	1,785,808

A1131

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	660	$679,785
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	2,290	2,295,786
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	350	350,013
3.600%	10/15/20	270	271,099

			5,382,491

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21	1,980	2,010,728
American Express Co.,
Jr. Sub. Notes
4.900%	12/29/49	580	579,999
CDP Financial, Inc. (Canada),
Gtd. Notes
3.150%	07/24/24	2,000	1,970,481
Gtd. Notes, 144A
3.150%	07/24/24	10,365	10,212,022
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,745	2,616,651
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	460	458,890
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19	665	668,325
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24	1,005	1,188,590
Private Export Funding Corp.,
Gov’t. Gtd. Notes
3.250%	06/15/25	240	238,878
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	500	494,391

			20,438,955

Electric — 0.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	06/01/28	2,745	2,727,688
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	815	822,131
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	1,235	1,217,350
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	09/15/48	2,550	2,536,439
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	2,565	3,034,478

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22		1,919	$1,879,064
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		2,620	2,426,775
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	2,741	2,590,245
5.750%	01/15/25	(a)	6,275	5,553,375
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	02/23/27		500	493,130
4.875%	01/15/24		910	923,677
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	1,381,892
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	705,216
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48		5,980	5,894,907
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/19		1,750	1,729,827
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		660	626,670
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%	09/24/73		900	994,500
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33		2,260	2,265,464
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN, 144A
6.350%	08/10/28		2,115	2,106,219
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,685	1,655,592
Sr. Unsec’d. Notes
2.450%	04/15/21		553	537,431
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	534,882
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29		900	1,283,103
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28		2,875	2,727,685
Mexico Generadora de Energia S de RL (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,984	1,976,307
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		5,310	5,398,039

A1132

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		7,750	$7,034,455
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24	(a)	615	639,600
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	03/15/46		1,445	1,325,095
6.050%	03/01/34		3,100	3,523,592
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,375,541
3.700%	09/15/47		2,400	2,203,774
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		1,495	1,389,651
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		5,090	4,580,246
5.000%	03/15/44		2,610	2,716,099
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		4,945	4,845,952
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		6,165	5,790,787
Southern Co. (The),
Jr. Sub. Notes
5.500%	03/15/57		342	346,699
Sr. Unsec’d. Notes
2.950%	07/01/23		4,595	4,414,015
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.500%	03/15/27		8,320	8,125,569
Vistra Energy Corp.,
Gtd. Notes
7.375%	11/01/22		590	612,863
7.625%	11/01/24		3,023	3,253,504

				108,199,528

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		590	571,633
Jabil, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	5,605,200

				6,176,833

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		1,355	1,273,700

Entertainment — 0.0%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		950	934,563

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	(a)	400	$405,000
7.000%	08/01/23	(a)	973	1,024,083
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		875	891,546
5.375%	04/15/26		410	416,359

				3,671,551

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		1,220	1,229,149

Foods — 0.2%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		1,245	1,120,499
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,380	1,343,775
7.250%	06/01/21		1,920	1,948,800
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/14/21		5,685	5,657,847
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	07/15/22		4,005	3,974,508
6.500%	02/09/40		2,070	2,318,982
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.625%	10/28/19		3,155	3,110,136
Gtd. Notes, 3 Month LIBOR + 0.610%, 144A
2.949%(c)	10/28/19		10,890	10,930,788

				30,405,335

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		860	792,809

Gas — 0.0%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		85	85,970
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48	(a)	5,540	4,972,294
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,153,036

				6,211,300

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		3,005	3,198,046
4.900%	11/30/46		5,455	5,924,355

				9,122,401

A1133

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services — 0.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	(a)	1,190	$1,195,949
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,267,352
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		1,245	1,225,644
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		925	909,943
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22		1,567	877,990
Sec’d. Notes, 144A
8.125%	06/30/24	(a)	174	144,660
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	290	282,025
6.250%	03/31/23		570	541,329
Encompass Health Corp.,
Gtd. Notes
5.750%	09/15/25		2,712	2,732,340
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		885	893,000
Hackensack Meridian Health, Inc.,
Sr. Unsec’d. Notes
4.500%	07/01/57		600	612,772
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		7,270	7,248,823
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		5,330	5,436,600
5.875%	05/01/23		5,550	5,855,250
Sr. Sec’d. Notes
4.750%	05/01/23		1,000	1,017,500
5.250%	04/15/25		1,800	1,856,250
Mayo Clinic,
Unsec’d. Notes
4.128%	11/15/52		1,630	1,626,655
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	(a)	9,675	9,764,655
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40		1,126	1,182,725
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	3,750	3,735,938
8.125%	04/01/22	(a)	1,375	1,448,975
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/19		1,000	996,341

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26			1,015	$1,017,538

					51,870,254

Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	(a)		2,100	1,989,750
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22			3,075	3,132,656

					5,122,406

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)		1,150	1,102,563

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR	2,000	2,355,676

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23			7,518	7,358,207
4.200%	04/01/26			1,595	1,517,018
5.500%	04/01/46			3,400	3,239,236

					12,114,461

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55			1,125	992,940
6.250%	05/01/36			3,700	4,254,318
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46			950	992,672
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43			2,915	3,088,844
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	2,200	2,591,432
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35			3,900	4,558,059
6.500%	05/01/42			2,000	2,417,792
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40			1,625	2,039,143
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40			630	774,655
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47			4,300	4,171,590
4.900%	09/15/44			1,375	1,460,681

A1134

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21			1,295	$1,274,074

					28,616,200

Internet — 0.0%
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27		EUR	2,800	3,205,457

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26			699	766,034

Lodging — 0.0%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21			1,490	1,542,150
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)		1,000	932,500
6.000%	03/15/23			600	620,250
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	08/08/25			1,500	1,496,626

					4,591,526

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21			525	513,033

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37			1,750	2,175,399
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24			3,850	3,792,249
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/24			2,000	2,032,499
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25			560	555,799
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21			2,300	2,300,506
5.125%	12/15/21			300	301,875
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47			2,575	2,439,826
6.384%	10/23/35			1,090	1,172,293
6.484%	10/23/45			4,485	4,821,300
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22			3,440	4,192,874
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34			3,000	2,888,522

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			14,630	$13,844,982
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37			1,335	1,301,732
5.200%	09/20/47			1,780	1,740,371
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)		2,225	2,019,188
5.875%	11/15/24	(a)		475	425,719
7.750%	07/01/26	(a)		675	636,728
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45			1,695	1,583,350
6.125%	01/31/46	(a)		200	217,722
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23			1,250	1,214,878
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	(a)		2,830	2,861,838
Time Warner Cable LLC,
Sr. Sec’d. Notes
8.250%	04/01/19			2,300	2,358,788
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	900	1,099,114
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)		2,500	2,387,500
Viacom, Inc.,
Sr. Unsec’d. Notes
4.850%	12/15/34			513	485,252
5.250%	04/01/44			685	667,199
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22			1,900	1,952,250
Gtd. Notes, 144A
5.375%	06/15/24			1,395	1,433,363
Warner Media LLC,
Gtd. Notes
3.600%	07/15/25			3,870	3,708,371
3.800%	02/15/27			15	14,348
3.875%	01/15/26			1,550	1,504,022
4.050%	12/15/23			7,530	7,579,123
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27			760	713,070
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25		EUR	3,850	4,470,307

					80,892,357

Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43			1,865	2,070,519

A1135

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Barrick PD Australia Finance PTY Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		3,000	$3,289,433
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%	10/19/75		2,025	2,111,063
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		4,000	4,366,897

				11,837,912

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22		1,000	1,002,499

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		14,515	13,931,352
2.200%	07/18/20		2,515	2,463,568
2.750%	01/06/23		1,600	1,543,000
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		3,000	3,599,532
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.300%	10/10/18		2,512	2,512,161
2.400%	10/26/22		4,700	4,509,204
4.375%	02/11/20		5,200	5,273,596

				33,832,413

Oil & Gas — 0.5%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		2,450	3,005,582
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	3,000	2,887,848
4.623%(s)	10/10/36	(a)	3,000	1,271,321
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	4,070,585
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		5,370	5,310,037
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		815	824,573
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		1,040	1,055,080
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	(a)	4,400	4,322,686
5.600%	07/15/41		1,560	1,654,404
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	08/15/34		1,000	1,166,121

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35			1,135	$1,107,892
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22			900	903,150
6.510%	03/07/22			1,100	1,158,159
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25			4,395	4,494,493
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37			2,450	3,016,547
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22			2,325	2,315,468
4.750%	04/19/27			900	901,692
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24			3,500	3,941,236
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19			500	518,163
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20			275	277,322
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21			8,825	8,932,580
5.250%	11/15/43			2,000	1,972,658
5.875%	06/01/24			525	551,987
6.000%	03/01/41			1,420	1,519,406
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25			2,870	2,680,580
6.125%	01/17/22	(a)		111	114,591
7.375%	01/17/27			3,865	3,913,892
8.375%	05/23/21			1,723	1,874,624
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.800%	05/15/38			1,330	1,689,333
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	01/30/23			5,900	5,593,200
4.500%	01/23/26			975	911,625
4.750%	02/26/29		EUR	3,500	4,136,818
5.375%	03/13/22			1,540	1,586,200
5.500%	01/21/21			1,750	1,805,843
6.500%	03/13/27	(a)		5,610	5,730,615
6.500%	06/02/41			2,570	2,409,375
Gtd. Notes, EMTN
2.750%	04/21/27		EUR	2,000	2,124,720
4.875%	02/21/28		EUR	2,930	3,561,761
Gtd. Notes, MTN
6.750%	09/21/47	(a)		2,000	1,908,380
6.875%	08/04/26			810	854,469
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38			1,403	1,733,425

A1136

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.850%	06/01/39			405	$516,487
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21			2,000	2,015,000

					102,339,928

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25			6,440	6,438,671

Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23			990	997,425
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22	(a)		1,515	1,492,275
Ball Corp.,
Gtd. Notes
4.375%	12/15/23		EUR	650	855,258
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22			1,750	1,806,623

					5,151,581

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22			1,310	1,272,673
3.200%	11/06/22			515	506,189
3.600%	05/14/25			1,505	1,456,643
4.500%	05/14/35			2,530	2,430,073
4.700%	05/14/45			4,190	4,025,681
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22			2,533	2,516,023
4.550%	03/15/35			1,830	1,780,058
4.850%	06/15/44			265	261,945
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21			2,122	2,184,774
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20			5,000	4,953,579
3.875%	07/20/25			5,696	5,613,061
4.780%	03/25/38			1,780	1,771,472
5.050%	03/25/48			3,655	3,738,494
5.125%	07/20/45			1,750	1,799,062
5.300%	12/05/43			310	323,969
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22			7,500	7,310,688
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27			5,925	5,506,268
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
3.000%	11/15/20			2,360	2,351,737

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Nidda Healthcare Holding GmbH (Germany),
Sr. Sec’d. Notes, 144A
3.500%	09/30/24		EUR	1,100	$1,275,379
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21			13,690	13,223,008

					64,300,776

Pipelines — 0.2%
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24			1,300	1,368,250
7.500%	10/15/20			400	428,000
Energy Transfer Partners LP,
Gtd. Notes
4.150%	10/01/20	(a)		6,835	6,923,052
4.950%	06/15/28			3,815	3,884,060
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24			600	582,546
5.600%	04/01/44			350	311,706
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39			1,000	1,170,006
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38			1,721	1,755,288
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45			685	724,019
Gtd. Notes, 144A
5.625%	11/15/23			7,350	7,845,827
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47			290	290,583
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22			1,035	1,042,763
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22			2,874	2,830,361
6.850%	10/15/37			3,550	4,233,577
8.625%	03/01/19			915	935,674
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47			1,700	1,689,152
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25			1,250	1,205,611
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.500%	08/15/48			395	372,394
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25			1,920	1,889,157
4.900%	01/15/45			700	681,003
5.100%	09/15/45			4,200	4,221,798
5.400%	03/04/44			3,260	3,359,309

A1137

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
				$47,744,136

Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21		2,000	1,994,870
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		1,000	1,006,246
5.250%	03/15/21		1,305	1,351,193
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		4,150	3,921,750
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR 4,225	5,040,979
5.250%	08/01/26		835	829,781
5.500%	05/01/24		341	342,705
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22		4,487	4,429,500
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	1,268,163
SBA Tower Trust,
MORTGAGE, 144A
2.877%	07/10/46		1,505	1,479,755
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23		1,640	1,584,407
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20		5,425	5,407,667

				28,657,016

Retail — 0.1%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.036%(c)	04/17/20		4,035	4,041,133
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,160	1,176,681
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		1,200	1,212,360
6.750%	07/01/36		1,070	882,750
6.875%	11/01/35		1,710	1,444,950
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	4,435	4,224,338

				12,982,212

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		4,700	4,579,021
3.875%	01/15/27		4,675	4,401,242

				8,980,263

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21			3,000	$2,896,855
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23			5,140	5,352,025
Sr. Sec’d. Notes, 144A
5.375%	08/15/23			550	558,388
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56	(a)		1,155	1,129,948
4.100%	02/06/37			8,345	8,619,940
4.450%	11/03/45			5,257	5,629,549
4.500%	02/06/57			1,020	1,100,800
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34			1,295	1,322,434

					26,609,939

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/35			2,715	2,536,527
5.250%	03/01/37			3,230	3,219,179
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30			735	1,043,975
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27			480	462,000
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21			2,800	2,988,289
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22			2,175	2,218,500
7.000%	08/15/20			625	653,125
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23			2,335	2,518,881
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23			1,399	1,393,505
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25	(a)		1,250	1,259,375
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33			4,585	4,547,266
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23		EUR	2,260	2,473,124
3.125%	01/20/25		EUR	4,915	5,208,659

					30,522,405

A1138

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Textiles — 0.0%
Cintas Corp. No. 2,
Gtd. Notes
2.900%	04/01/22	4,175	$4,072,848

Transportation — 0.0%
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23	1,785	1,716,758

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.300%	04/01/21	5,490	5,434,175

TOTAL CORPORATE BONDS (cost $1,492,828,302)			1,476,863,924

MUNICIPAL BONDS — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds
4.263%	09/15/32	555	565,223

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	1,330	1,814,519
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	4,685	5,839,243
Los Angeles Department of Water & Power System,
Revenue Bonds
6.008%	07/01/39	1,850	2,233,672
University of California,
Revenue Bonds
3.931%	05/15/45	340	328,719
4.131%	05/15/45	360	358,870
4.767%	05/15/2115	850	839,452

			11,414,475

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds
5.844%	11/01/50	955	1,226,640

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	598,483

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.000%	11/01/22	11,855	12,442,534

New York — 0.0%
New York State Urban Development Corp.,
Revenue Bonds
5.838%	03/15/40	2,000	2,371,380

North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Revenue Bonds
3.135%(cc)	07/25/36	9,900	10,015,038

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50	265	$415,160

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds
5.511%	12/01/45	1,815	2,163,897
6.105%	12/01/39	1,035	1,291,732

			3,455,629

Virginia — 0.0%
University of Virginia,
Revenue Bonds
4.179%	09/01/2117	1,925	1,851,504

TOTAL MUNICIPAL BONDS (cost $44,813,238)			44,356,066

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A
2.406%(c)	03/27/36	2,384	2,336,315
Banc of America Funding Trust,
Series 2015-R4, Class 4A1, 144A
3.500%(cc)	01/27/30	1,223	1,212,101
Series 2015-R9, Class 1A1, 144A
2.467%(cc)	12/26/46	8,651	8,587,441
Series 2015-R9, Class 2A1, 1 Month LIBOR + 0.205%, 144A
2.421%(c)	02/26/37	9,341	9,057,796
Bellemeade Re Ltd. (Bermuda),
Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A
3.916%(c)	10/25/27	2,615	2,632,496
Series 2018-1A, Class M1B, 1 Month LIBOR + 1.600%, 144A
3.816%(c)	04/25/28	4,772	4,795,923
CIM Trust,
Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A
4.104%(c)	01/25/57	5,763	5,880,032
Series 2017-6, Class A1, 144A
3.015%(cc)	06/25/57	6,706	6,561,493
Series 2017-8, Class A1, 144A
3.000%(cc)	12/25/65	12,906	12,694,633
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-17, Class 2A1
6.500%	10/25/37	10,169	7,847,254
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.666%(c)	01/25/29	1,539	1,549,249
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	849	131,960
Freddie Mac REMICS,
Series 4777, Class CB
3.500%	10/15/45	35,962	35,846,781
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%
6.766%(c)	10/25/24	667	741,268

A1139

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.516%(c)	10/25/27	5,050	$5,653,477
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%
3.516%(c)	03/25/29	2,280	2,301,422
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.466%(c)	11/25/28	1,836	1,874,001
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.566%(c)	03/25/29	2,020	2,050,275
Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%
3.516%(c)	04/25/29	4,610	4,670,770
GSMSC Resecuritization Trust,
Series 2009-6R, Class 1A2, 144A
3.499%(cc)	06/26/37	4,605	4,257,381
Series 2015-3R, Class 2A1, 1 Month LIBOR + 0.140%, 144A
2.356%(c)	10/26/36	3,446	3,380,298
Series 2015-3R, Class 2A2, 1 Month LIBOR + 0.140%, 144A
2.356%(c)	10/26/36	1,600	1,532,138
HarborView Mortgage Loan Trust,
Series 2005-1, Class 2A1A, 1 Month LIBOR + 0.540%
2.708%(c)	03/19/35	2,350	2,328,689
Impac Secured Assets Trust,
Series 2006-1, Class 2A2, 1 Month LIBOR + 0.410%
2.626%(c)	05/25/36	538	527,158
Series 2006-2, Class 2M1, 1 Month LIBOR + 0.500%
2.716%(c)	08/25/36	790	757,128
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR19, Class 5A2
3.952%(cc)	08/25/36	298	279,362
Lehman XS Trust,
Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%
2.421%(c)	08/25/46	5,465	5,415,216
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A
4.114%(c)	05/01/22	5,942	5,941,343
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A
4.006%(c)	09/01/22	4,697	4,722,097
Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A
3.906%(c)	11/01/22	3,985	4,007,843
LSTAR Securities Investment Trust,
Series 2018-2, Class A1, 1 Month LIBOR + 1.500%, 144A
3.582%(c)	04/01/23	10,706	10,713,532
MetLife Securitization Trust,
Series 2018-1A, Class A, 144A
3.750%(cc)	03/25/57	1,878	1,868,731
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1, 1 Month LIBOR + 0.500%
2.716%(c)	09/25/37	2,858	2,722,261
OBX Trust,
Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A
2.866%(c)	06/25/57	9,622	9,625,781
Radnor RE Ltd. (Bermuda),
Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A
3.616%(c)	03/25/28	5,330	5,338,871
Series 2018-1, Class M2, 1 Month LIBOR + 2.700%, 144A
4.916%(c)	03/25/28	2,810	2,841,371
Ripon Mortgages PLC (United Kingdom),

Interest Rate	Maturity Date		Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 1A, Class A1, 3 Month GBP LIBOR + 0.800%, 144A
1.605%(c)	08/20/56		GBP	13,383	$17,404,422
STACR Trust,
Series 2018-DNA3, Class M1, 1 Month LIBOR + 0.750%, 144A
2.884%(c)	09/25/48			900	901,749
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2017-A11A, Class A1, 3 Month GBP LIBOR + 0.850%, 144A
1.655%(c)	05/20/45		GBP	10,467	13,666,064
Series 2018-A12A, Class A, 3 Month GBP LIBOR + 0.800%, 144A
1.602%(c)	02/20/45	NR	GBP	6,800	8,831,961
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR8, Class A1, 1 Month LIBOR + 0.420%
2.636%(c)	06/25/44			1,885	1,844,049

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $221,824,710)					225,332,132

SOVEREIGN BONDS — 1.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23			7,170	6,058,649
6.875%	04/22/21			1,895	1,809,725
7.820%	12/31/33		EUR	3,921	4,326,944
8.280%	12/31/33			1,591	1,436,160
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28			4,915	4,706,113
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44			1,170	1,257,750
7.375%	09/18/37			800	1,008,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21			6,300	6,591,375
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28			2,165	2,201,697
7.500%	05/06/21			600	627,750
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28			1,775	1,695,125
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/16/26		EUR	4,580	5,092,139
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26			2,000	2,410,217
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, MTN
2.375%	06/04/25			2,000	1,876,519
Gov’t. Gtd. Notes, MTN, 144A
2.375%	06/04/25			800	750,608
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/31		EUR	2,960	3,141,018
3.000%(cc)	02/24/32		EUR	2,410	2,510,128
3.000%(cc)	02/24/35		EUR	1,795	1,793,606

A1140

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
3.500%	01/30/23	EUR	10,685	$12,528,032
4.200%	01/30/42	EUR	845	856,410
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,323,958
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		510	546,128
5.750%	11/22/23		1,300	1,407,900
6.375%	03/29/21		12,308	13,132,636
7.625%	03/29/41		554	772,830
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,680	2,094,417
Sr. Unsec’d. Notes, MTN
3.750%	06/14/28	EUR	9,620	12,230,375
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/18/24	EUR	2,000	2,348,222
5.125%	01/15/45		1,760	1,762,864
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		3,000	3,258,384
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,610	1,677,742
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN
2.625%	04/20/22		1,600	1,557,533
Sr. Unsec’d. Notes, MTN, 144A
2.125%	10/25/23		3,200	2,992,757
2.375%	02/13/25		3,000	2,794,476
2.625%	04/20/22		1,400	1,362,841
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		980	986,439
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		2,000	1,911,000
6.050%	01/11/40		250	277,628
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		16,900	17,670,639
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	7,670	10,437,840
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18		1,170	1,182,366
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%(cc)	02/27/26		3,230	3,905,914
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		2,640	2,585,351
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		4,395	4,570,800
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
3.875%	10/29/35	EUR	2,000	2,351,124
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/19/27	EUR	1,500	1,750,351

Interest Rate	Maturity Date		Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
4.000%	04/17/25			2,885	$2,886,443
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28		EUR	2,050	2,298,274
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19			10,000	10,028,999
Sr. Unsec’d. Notes, 144A
5.250%	02/18/24			6,153	6,636,318
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25			4,420	4,491,162
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.000%	05/17/21			1,000	965,167
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21			6,200	5,984,035
2.500%	06/08/22			1,600	1,548,912
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21			2,000	1,959,000
7.000%	06/05/20			2,000	2,019,300
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55			1,985	1,985,000

TOTAL SOVEREIGN BONDS (cost $203,997,161)					200,373,090

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Fannie Mae Principal Strip, Notes, MTN
2.311%(s)	10/08/27			2,305	1,687,246
Federal Home Loan Mortgage Corp.
2.500%	03/01/30			872	845,809
2.543%(s)	12/14/29			2,100	1,414,430
3.000%	06/01/29			1,177	1,165,167
3.000%	01/01/43			1,591	1,537,014
3.000%	03/01/43			6,180	5,966,962
3.000%	06/01/46			6,573	6,300,471
3.000%	11/01/46			4,660	4,465,038
3.000%	01/01/47			29,096	27,862,833
3.500%	01/01/27			425	427,142
4.000%	09/01/40			3,471	3,535,357
4.000%	12/01/40			1,357	1,382,702
6.250%	07/15/32	(k)		3,810	5,023,161
6.750%	03/15/31	(k)		4,800	6,429,058
Federal National Mortgage Assoc.
2.500%	04/01/28			396	384,776
2.500%	06/01/28			819	796,345
3.000%	02/01/31			3,802	3,758,929
3.000%	04/01/43			3,446	3,325,902
3.000%	05/01/43			1,087	1,049,116
3.000%	06/01/43			3,156	3,046,706
3.000%	07/01/43			967	933,366
3.000%	08/01/43			3,895	3,758,529
3.000%	08/01/43			2,611	2,520,065
3.000%	08/01/43			1,589	1,533,084

A1141

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	08/01/43		302	$291,920
3.000%	04/01/45		1,377	1,324,491
3.000%	04/01/45		953	916,084
3.000%	07/01/46		4,797	4,595,613
3.500%	05/01/42		9,660	9,582,266
3.500%	05/01/42		521	516,323
3.500%	07/01/42		24,907	24,705,657
3.500%	06/01/43		4,675	4,633,167
3.500%	12/01/45		919	907,864
3.500%	12/01/46		7,571	7,472,205
3.500%	12/01/46		3,514	3,468,427
3.500%	02/01/47		4,165	4,109,788
4.000%	09/01/40		2,046	2,081,390
4.000%	01/01/44		5,241	5,314,046
4.000%	TBA		80,500	81,286,131
4.500%	12/01/43		15,964	16,564,152
4.500%	08/01/44		464	481,392
5.000%	03/01/44		622	652,744
6.250%	05/15/29	(k)	8,515	10,737,355
6.625%	11/15/30	(k)	1,340	1,765,668
7.125%	01/15/30	(k)	1,305	1,759,859
Government National Mortgage Assoc.
3.500%	05/20/43		2,357	2,357,104
3.500%	04/20/45		10,194	10,163,511
4.000%	TBA		35,000	35,594,727
4.500%	10/20/43		2,585	2,708,051
4.500%	11/20/46		9,318	9,793,900
4.500%	TBA		52,500	54,253,731
Tennessee Valley Authority Generic Strip, Bonds
—%(p)	03/15/33		461	266,177
2.723%(s)	09/15/30		2,480	1,578,407

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $398,628,810)				389,031,358

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds
3.000%	05/15/45	(k)	7,620	7,352,705
3.000%	11/15/45	(k)	6,490	6,259,047
3.125%	05/15/48	(a)(k)	3,290	3,246,176
U.S. Treasury Notes
2.625%	08/31/20		295	293,940
U.S. Treasury Strips Coupon
1.697%(s)	11/15/20		7,200	6,774,566
1.872%(s)	05/15/31	(k)	1,600	1,072,633
1.889%(s)	08/15/29	(k)	1,600	1,136,944
1.910%(s)	08/15/22		5,000	4,459,043
2.089%(s)	11/15/35	(k)	3,200	1,845,877
2.110%(s)	05/15/23		9,500	8,275,197
2.132%(s)	11/15/28	(k)	3,180	2,315,234
2.161%(s)	05/15/29	(k)	7,710	5,517,849
2.183%(s)	08/15/19		7,500	7,335,267
2.251%(s)	08/15/40	(k)	3,200	1,577,369
2.713%(s)	05/15/24		6,200	5,236,789
2.750%(s)	08/15/23		11,000	9,515,215

TOTAL U.S. TREASURY OBLIGATIONS (cost $76,612,737)				72,213,851

			Value
TOTAL LONG-TERM INVESTMENTS (cost $15,875,097,207)			$17,188,312,952

		Shares
SHORT-TERM INVESTMENTS — 17.4%
AFFILIATED MUTUAL FUNDS — 17.0%
PGIM Core Ultra Short Bond Fund(w)		2,476,836,010	2,476,836,010
PGIM Institutional Money Market Fund (cost $865,413,142; includes $863,963,795 of cash collateral for securities on loan)(b)(w)		865,295,003	865,381,533

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,342,249,153)			3,342,217,543

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $63,324,195)
2.128%	12/20/18	63,625	63,324,019

COMMERCIAL PAPER(n) — 0.0%
Ford Motor Credit Co. LLC (cost $8,805,458)
3.201%	04/09/19	8,950	8,798,281

OPTIONS PURCHASED~* — 0.1% (cost $11,526,830)			13,742,580

TOTAL SHORT-TERM INVESTMENTS (cost $3,425,905,636)			3,428,082,423

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.8% (cost $19,301,002,843)			20,616,395,375

OPTIONS WRITTEN~* — (0.0)%
(premiums received $450,339)			(530,052)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.8% (cost $19,300,552,504)			20,615,865,323
Liabilities in excess of other assets(z) — (4.8)%			(945,123,835)

NET ASSETS — 100.0%			$19,670,741,488

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $621,124 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $842,499,231; cash collateral of $863,963,795 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

A1142

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	07/20/23	$2,850.00	165	17	$9,045,263
S&P 500 Index (FLEX)	Call	01/22/24	$2,900.00	55	6	3,055,738
90 Day Euro Dollar	Put	12/16/19	$96.38	987	2,468	156,149
90 Day Euro Dollar	Put	12/16/19	$96.75	987	2,468	555,199

Total Exchange Traded (cost $10,946,154)						$12,812,349

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
		Barclays Capital
2- Year 10 CMS Curve CAP	Call	Group	07/12/21	0.11%	—	36,300	$90,053
		Barclays Capital
2- Year 10 CMS Curve CAP	Call	Group	07/13/21	0.11%	—	35,320	86,664
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	88,300	70,552
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	175,285	414,208
2- Year 10 CMS Curve CAP	Call	Bank of America	09/13/21	0.14%	—	177,700	166,955

Total OTC Traded (cost $526,126)							$828,432

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY.30.V1(Q)	15,900	$ 68,187
CDX.NA.HY.30.V1, 06/20/23	Call	Deutsche Bank AG	12/19/18	$107.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	13,000	33,612

Total OTC Swaptions (cost $54,550)								$101,799

Total Options Purchased (cost $11,526,830)								$13,742,580

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar (premiums received $326,059)	Put	12/16/19	$96.50	1,974	4,935	$(503,151)

A1143

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Put	Deutsche Bank AG	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	13,000	$(12,101)
CDX.NA.HY.30.V1, 06/20/23	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)	15,900	(14,800)

Total OTC Swaptions (premiums received $124,280)								$(26,901)

Total Options Written (premiums received $450,339)								$(530,052)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
473	90 Day Euro Dollar	Dec. 2020	$114,507,388	$(275,525)
938	2 Year U.S. Treasury Notes	Dec. 2018	197,668,845	(525,307)
13,736	5 Year U.S. Treasury Notes	Dec. 2018	1,544,978,069	(11,834,267)
6,718	10 Year U.S. Treasury Notes	Dec. 2018	797,972,438	(7,021,560)
1,447	20 Year U.S. Treasury Bonds	Dec. 2018	203,303,500	(3,790,033)
2,502	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	386,011,688	(13,900,546)
888	Mini MSCI EAFE Index	Dec. 2018	87,712,200	1,034,745
9,217	S&P 500 E-Mini Index	Dec. 2018	1,345,221,150	10,503,750

				(25,808,743)

Short Positions:
473	90 Day Euro Dollar	Dec. 2021	114,554,688	169,100
1,393	2 Year U.S. Treasury Notes	Dec. 2018	293,552,986	289,429
170	5 Year Euro-Bobl	Dec. 2018	25,797,350	163,824
17	10 Year Euro-Bund	Dec. 2018	3,134,171	592

				622,945

				$(25,185,798)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/26/18	Citigroup Global Markets	GBP	6,751	$8,638,878	$8,809,884	$—	$(171,006)
Expiring 10/26/18	JPMorgan Chase	GBP	28,885	38,106,446	37,696,673	409,773	—
Euro,
Expiring 10/26/18	Bank of America	EUR	15,304	17,482,246	17,809,194	—	(326,948)
Expiring 10/26/18	Citigroup Global Markets	EUR	5,536	6,471,463	6,442,396	29,067	—
Expiring 10/26/18	JPMorgan Chase	EUR	23,322	27,473,866	27,138,710	335,156	—
Expiring 10/26/18	UBS AG	EUR	69,965	82,465,184	81,416,127	1,049,057	—
South African Rand,
Expiring 12/07/18	Bank of America	ZAR	9,274	601,731	649,578	—	(47,847)

				$181,239,814	$179,962,562	$1,823,053	$(545,801)

A1144

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	10/30/18	1.250%(M)	285	8.095%	$356	$—	$356	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/18	1.250%(M)	125	6.797%	13	—	13	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/18	1.250%(M)	87	6.780%	109	—	109	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	10/31/18	1.250%(M)	1,626	*	169	—	169	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	10/31/18	1.250%(M)	943	*	98	—	98	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	10/31/18	1.250%(M)	511	*	53	—	53	Goldman Sachs & Co.
Chase Mortgage	10/31/18	1.250%(M)	1,997	*	208	—	208	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/30/18	1.250%(M)	354	6.940%	440	—	440	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/30/18	1.250%(M)	272	4.670%	338	—	338	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/30/18	1.250%(M)	93	6.780%	116	—	116	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	399	6.780%	498	—	498	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	377	19.740%	469	—	469	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	334	4.550%	417	—	417	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	303	6.780%	378	—	378	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	217	2.459%	271	—	271	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	165	6.601%	206	—	206	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	155	7.460%	193	—	193	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/18	1.250%(M)	136	*	170	—	170	Goldman Sachs & Co.
Equity One Home Equity	10/31/18	1.250%(M)	1,271	*	132	—	132	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/18	1.250%(M)	639	*	797	—	797	Goldman Sachs & Co.
First Franklin Home Equity	10/31/18	1.250%(M)	503	*	52	—	52	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/18	1.250%(M)	269	4.391%	336	—	336	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/18	1.250%(M)	246	7.460%	307	—	307	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/18	1.250%(M)	159	*	198	—	198	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/18	1.250%(M)	496	*	52	—	52	Goldman Sachs & Co.

A1145

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
JPMBB Commercial Mortgage Securities Trust	10/30/18	1.250	%(M)	406	*	$505	$—	$505	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/18	1.250	%(M)	93	*	10	—	10	Goldman Sachs & Co.
Lehman Home Equity	10/31/18	1.250	%(M)	1,268	*	128	—	128	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250	%(M)	378	7.460%	472	—	472	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250	%(M)	237	6.940%	295	—	295	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250	%(M)	196	*	20	—	20	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250	%(M)	105	2.579%	131	—	131	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/18	1.250	%(M)	91	10.400%	113	—	113	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/18	1.250	%(M)	611	*	64	—	64	Goldman Sachs & Co.
New Century Home Equity	10/31/18	1.250	%(M)	1,420	*	148	—	148	Goldman Sachs & Co.
New Century Home Equity	10/31/18	1.250	%(M)	650	*	68	—	68	Goldman Sachs & Co.
Option One Home Equity	10/31/18	1.250	%(M)	2,350	*	245	—	245	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250	%(M)	210	8.436%	262	—	262	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250	%(M)	131	6.780%	163	—	163	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250	%(M)	92	4.670%	114	—	114	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	10/30/18	1.250	%(M)	83	6.780%	104	—	104	Goldman Sachs & Co.

						$9,218	$—	$9,218

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
American International Group Inc.	12/20/20	1.000	%(Q)	6,860	0.892%	$98,074	$108,625	$ 10,551
Anadarko Petroleum Corp.	06/20/21	1.000	%(Q)	1,710	0.286%	(129,197)	33,524	162,721
AT&T Inc.	06/20/21	1.000	%(Q)	9,080	0.372%	64,179	155,082	90,903
Barrick Gold Corp.	06/20/21	1.000	%(Q)	3,450	0.305%	(90,261)	65,787	156,048
Devon Energy Corp.	06/20/20	1.000	%(Q)	550	0.091%	(45,467)	8,877	54,344
Eastman Chemical Co.	06/20/21	1.000	%(Q)	5,050	0.198%	47,756	111,012	63,256
Ford Motor Co.	06/20/21	5.000	%(Q)	17,000	0.577%	2,943,341	2,028,997	(914,344)

A1146

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
General Motors Co.	06/20/19	5.000	%(Q)	4,525	0.125%	$506,238	$167,496	$(338,742)

						$3,394,663	$2,679,400	$(715,263)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices - Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000	%(Q)	41,927	$(2,505,241)	$(3,340,608)	$(835,367)
CDX.NA.IG.29.V1	12/20/22	1.000	%(Q)	165,000	(3,355,242)	(3,559,307)	(204,065)
CDX.NA.IG.30.V1	06/20/28	1.000	%(Q)	10,730	34,350	19,845	(14,505)
CDX.NA.IG.31.V1	12/20/28	1.000	%(Q)	51,425	308,483	223,002	(85,481)

					$(5,517,650)	$(6,657,068)	$(1,139,418)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of Italy	06/20/23	1.000%(Q)	2,870	56,053	$ 64,363	$ (8,310)	Bank of America
Republic of Italy	06/20/28	1.000%(Q)	2,540	313,744	257,703	56,041	Goldman Sachs & Co.
United Mexican States	06/20/23	1.000%(Q)	2,550	630	15,939	(15,309)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	2,520	614	40,011	(39,397)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	845	206	14,919	(14,713)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	840	208	4,962	(4,754)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	840	205	13,711	(13,506)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	435	106	2,729	(2,623)	Citigroup Global Markets

				$371,766	$414,337	$(42,571)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Hellenic Republic	06/20/19	1.000%(Q)	2,000	1.699%	$(9,455)	$(80,278)	$70,823	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	1,330	3.338%	(102,654)	(229,573)	126,919	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	330	3.338%	(25,471)	(58,612)	33,141	Goldman Sachs & Co.
Hellenic Republic	06/20/23	1.000%(Q)	1,590	3.658%	(169,714)	(155,618)	(14,096)	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	3,800	3.888%	(511,244)	(822,278)	311,034	Barclays Capital Group
Hellenic Republic	12/20/24	1.000%(Q)	2,500	3.967%	(367,441)	(575,347)	207,906	Citigroup Global Markets
Husky Energy Inc.	06/20/20	1.000%(Q)	2,380	0.349%	27,014	(98,009)	125,023	Morgan Stanley
Kingdom of Spain	06/20/23	1.000%(Q)	5,770	0.620%	97,702	66,149	31,553	Goldman Sachs & Co.
Kingdom of Spain	06/20/23	1.000%(Q)	2,890	0.620%	48,936	31,105	17,831	Citigroup Global Markets

A1147

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
Kingdom of Spain	06/20/23	1.000%(Q)	530	0.620%	$ 8,974	$ 7,630	$ 1,344	Bank of America
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,125	2.137%	(102,055)	(117,594)	15,539	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,100	2.137%	(100,854)	(139,591)	38,737	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	705	2.137%	(33,858)	(48,023)	14,165	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.137%	(33,618)	(46,819)	13,201	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.137%	(33,620)	(38,919)	5,299	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	355	2.137%	(17,050)	(19,625)	2,575	Citigroup Global Markets
Republic of Brazil	12/20/18	1.000%(Q)	10,000	0.840%	6,713	7,773	(1,060)	BNP Paribas
Republic of Italy	06/20/20	1.000%(Q)	1,530	1.616%	(15,293)	(22,128)	6,835	Bank of America
Republic of Italy	06/20/21	1.000%(Q)	4,050	1.985%	(100,677)	(84,090)	(16,587)	Goldman Sachs & Co.
Republic of Italy	06/20/23	1.000%(Q)	4,030	2.401%	(231,330)	(191,110)	(40,220)	Goldman Sachs & Co.
Republic of Italy	06/20/23	1.000%(Q)	2,870	2.401%	(164,734)	(172,870)	8,136	Bank of America
Republic of Portugal	06/20/23	1.000%(Q)	650	0.844%	4,616	535	4,081	Bank of America
Republic of Turkey	12/20/18	1.000%(Q)	5,000	2.439%	(14,897)	(80,547)	65,650	Citigroup Global Markets

					$(1,840,010)	$(2,867,839)	$1,027,829

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1148

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward rate agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC forward rate swap agreements^:
275,400	10/26/18	— (3)	—(3)	$(123,010)	—	$(123,010)	Citigroup Global Markets

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The portfolio pays or receives payment based on CMM102 minus 7 year CMT minus 1.181% upon termination.

Inflation swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	11,360	08/15/22	1.240	%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(196,400)	$(196,400)
EUR	10,095	09/15/22	1.260	%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(168,537)	(168,537)
EUR	5,680	08/15/27	1.415	%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	114,994	114,994
EUR	4,915	09/15/27	1.438	%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	90,352	90,352
	9,580	10/25/27	2.160	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	445	(233,102)	(233,547)

						$445	$(392,693)	$(393,138)

(1)  The Portfolio pays the fixed rate and receives the floating rate.
(2)  The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	93,081	01/04/21	8.670	%(T)	1 Day BROIS(2)(T)	$—	$24,421	$24,421
BRL	78,944	01/04/21	9.680	%(T)	1 Day BROIS(1)(T)	—	(95,765)	(95,765)
BRL	69,842	01/04/21	10.300	%(T)	1 Day BROIS(2)(T)	—	1,039,171	1,039,171
BRL	66,653	01/04/21	9.670	%(T)	1 Day BROIS(1)(T)	—	(89,807)	(89,807)
BRL	62,645	01/04/21	9.350	%(T)	1 Day BROIS(1)(T)	—	(404,347)	(404,347)
BRL	56,571	01/04/21	8.660	%(T)	1 Day BROIS(2)(T)	—	9,930	9,930
BRL	52,225	01/04/21	9.470	%(T)	1 Day BROIS(1)(T)	—	(395,783)	(395,783)
BRL	46,375	01/04/21	9.745	%(T)	1 Day BROIS(1)(T)	—	(79,733)	(79,733)
BRL	45,133	01/04/21	10.050	%(T)	1 Day BROIS(2)(T)	—	561,836	561,836
BRL	35,249	01/04/21	10.000	%(T)	1 Day BROIS(2)(T)	—	422,528	422,528
BRL	34,017	01/04/21	10.250	%(T)	1 Day BROIS(2)(T)	—	490,064	490,064
BRL	28,313	01/02/23	9.280	%(T)	1 Day BROIS(1)(T)	—	335,463	335,463
BRL	16,910	01/02/23	9.260	%(T)	1 Day BROIS(1)(T)	—	195,249	195,249
BRL	26,052	01/02/25	9.920	%(T)	1 Day BROIS(2)(T)	—	(470,204)	(470,204)
BRL	23,765	01/02/25	9.685	%(T)	1 Day BROIS(2)(T)	—	(575,110)	(575,110)
BRL	23,716	01/02/25	9.775	%(T)	1 Day BROIS(2)(T)	—	(543,081)	(543,081)
BRL	23,380	01/02/25	12.050	%(T)	1 Day BROIS(2)(T)	—	204,306	204,306
BRL	21,820	01/02/25	10.040	%(T)	1 Day BROIS(2)(T)	—	(341,596)	(341,596)

A1149

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
BRL	16,213	01/02/25	12.140%(T)	1 Day BROIS(2)(T)	$—	$163,606	$163,606
BRL	10,680	01/02/25	9.570%(T)	1 Day BROIS(2)(T)	—	(276,937)	(276,937)
BRL	20,488	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	—	125,094	125,094
EUR	20,000	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(8,751)	(43,380)	(34,629)
EUR	8,170	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(30,310)	(28,961)	1,349
EUR	13,150	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	10,428	(1,482)	(11,910)
EUR	5,605	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(48,394)	(112,876)	(64,482)
EUR	3,975	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	19,061	14,234	(4,827)
EUR	570	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	580	(3,356)	(3,936)
EUR	10,215	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(27,513)	(49,430)	(21,917)
EUR	13,765	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	382,806	102,045	(280,761)
EUR	10,375	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	384,554	187,666	(196,888)
EUR	6,720	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(1,603)	(75,462)	(73,859)
EUR	1,600	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	119,344	88,719	(30,625)
EUR	3,750	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	169,069	121,229	(47,840)
EUR	16,195	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(97,522)	(97,522)
EUR	16,195	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	107,260	107,260
EUR	1,275	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	52,801	42,609	(10,192)
EUR	2,955	01/26/48	1.863%(A)	6 Month EURIBOR(1)(Q)	—	(12,677)	(12,677)
EUR	2,955	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	14,088	14,088
EUR	10,030	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	32,835	32,835
EUR	10,030	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(31,523)	(31,523)
GBP	13,265	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	3,036	(168,934)	(171,970)
GBP	7,430	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	120,535	120,535
	31,805	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	126,576	126,576
	86,560	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	546,922	546,922
	130,130	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(7,470)	1,044,584	1,052,054
	237,610	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	200,890	200,890
	20,422	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	119,226	119,226
	20,412	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	119,317	119,317
	90,130	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(54,093)	658,346	712,439
	16,755	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	125,481	125,481
	31,820	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	269,685	269,685
	478,670	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	5,458,695	5,458,695
	82,950	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	23,355	662,706	639,351
	155,365	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	120,517	1,306,239	1,185,722
	110,720	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(2,539)	427,315	429,854
	81,840	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	23,535	540,362	516,827

A1150

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
49,510	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	$546	$249,710	$249,164
20,195	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	74,244	74,244
160,350	03/28/20	2.190%(A)	1 Day USOIS(1)(A)	(8,239)	601,875	610,114
21,520	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	5,406	69,022	63,616
17,935	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(13,152)	34,943	48,095
74,490	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	164,664	164,664
42,325	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	859,728	859,728
9,145	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	98,354	98,354
4,015	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	14,375	14,375
85,009	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(108,121)	3,892,268	4,000,389
72,675	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(125,964)	3,212,715	3,338,679
68,695	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(181,091)	3,089,209	3,270,300
47,150	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	115,343	2,245,095	2,129,752
9,975	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	479,370	479,370
209,015	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	1,112,560	10,181,494	9,068,934
74,030	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	286,984	3,583,318	3,296,334
25,130	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	1,226,445	1,226,445
67,570	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	213,788	2,401,747	2,187,959
16,400	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	10,511	245,806	235,295
2,160	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	5,368	5,368
22,370	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(15,347)	99,044	114,391
36,412	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	2,033	(12,153)	(14,186)
365	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	13,846	21,052	7,206
50,191	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	646,345	3,467,808	2,821,463
22,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(14,896)	1,106,592	1,121,488
16,000	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	21,185	1,008,980	987,795
9,925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	572,769	572,769
13,780	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	748,868	748,868
9,225	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	657,933	657,933
2,355	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	(1,162)	130,755	131,917
7,140	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	(177,086)	(177,086)
4,585	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	1,129,338	1,129,338
1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	92,645	92,645
2,935	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	793,145	793,145
5,360	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	165,993	165,993
1,765	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	193,202	193,202
1,635	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	152,181	152,181

A1151

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
ZAR 260,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	$(12,677)	$(357,040)	$(344,363)

				$3,076,311	$54,635,042	$51,558,731

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse First Boston Corp.	01/12/41	1,533	$798	$(3,350)	$4,148

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$19,265,759	$53,674,033
Goldman Sachs & Co.	—	63,324,019

Total	$19,265,759	$116,998,052

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$10,118,323,443	$2,716,457,476	$5,217
Preferred Stocks	8,237,605	5,539,739	—
Rights	—	—	—
Unaffiliated Exchange Traded Funds	35,811,233	—	—
Asset-Backed Securities
Automobiles	—	39,404,212	—
Collateralized Loan Obligations	—	713,086,740	—
Consumer Loans	—	99,329,372	—
Credit Cards	—	15,426,468	—
Home Equity Loans	—	51,881,988	—
Other	—	4,780,191	—
Residential Mortgage-Backed Securities	—	97,043,551	—
Student Loans	—	26,693,188	—

A1152

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Bank Loans	$—	$17,952,319	$—
Commercial Mortgage-Backed Securities	—	830,169,789	—
Corporate Bonds	—	1,476,134,225	729,699
Municipal Bonds	—	44,356,066	—
Residential Mortgage-Backed Securities	—	225,332,132	—
Sovereign Bonds	—	200,373,090	—
U.S. Government Agency Obligations	—	389,031,358	—
U.S. Treasury Obligations	—	135,537,870	—
Affiliated Mutual Funds	3,342,217,543	—	—
Commercial Paper	—	8,798,281	—
Options Purchased	12,812,349	930,231	—
Options Written	(503,151)	(26,901)	—
Other Financial Instruments*
Futures Contracts	(25,185,798)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,277,252	—
Centrally Cleared Credit Default Swap Agreements	—	(1,854,681)	—
OTC Forward Rate Swap Agreements	—	—	(123,010)
OTC Credit Default Swap Agreements	—	(1,468,244)	9,218
Centrally Cleared Inflation Swap Agreements	—	(393,138)	—
Centrally Cleared Interest Rate Swap Agreements	—	51,558,731	—
OTC Total Return Swap Agreements	—	798	—

Total	$13,491,713,224	$7,147,352,103	$621,124

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1153

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS — 96.7%
Australia — 6.3%
AGL Energy Ltd.	386,300	$5,442,264
Alumina Ltd.	160,016	320,605
Aristocrat Leisure Ltd.	65,439	1,344,649
Australia & New Zealand Banking Group Ltd.	163,427	3,328,021
BHP Billiton PLC	120,073	2,616,406
BlueScope Steel Ltd.	367,999	4,528,075
CIMIC Group Ltd.	36,243	1,344,669
Crown Resorts Ltd.	363,102	3,588,782
CSL Ltd.	26,062	3,791,663
Flight Centre Travel Group Ltd.(a)	30,477	1,169,322
Goodman Group, REIT	733,202	5,501,471
Macquarie Group Ltd.	86,604	7,868,713
Mirvac Group, REIT	215,663	376,043
Oil Search Ltd.	77,692	506,494
Rio Tinto Ltd.	22,815	1,295,950
Rio Tinto PLC	66,157	3,333,039
Santos Ltd.	101,707	533,222
South32 Ltd.	303,752	857,609
Stockland, REIT	273,505	822,219
Suncorp Group Ltd.	74,971	783,005
Treasury Wine Estates Ltd.	149,620	1,889,404
Wesfarmers Ltd.	65,281	2,349,996

		53,591,621
Austria — 0.3%
Raiffeisen Bank International AG	62,218	1,791,954
voestalpine AG	6,585	301,254

		2,093,208
Belgium — 0.1%
Colruyt SA	6,341	357,435
UCB SA	7,206	646,323

		1,003,758
China — 0.4%
BOC Hong Kong Holdings Ltd.	215,500	1,023,196
Yangzijiang Shipbuilding Holdings Ltd.	2,866,100	2,597,485

		3,620,681
Denmark — 1.1%
Coloplast A/S (Class B Stock)	6,865	701,090
DSV A/S	10,969	996,270
H. Lundbeck A/S	40,656	2,506,669
Novo Nordisk A/S (Class B Stock)	100,593	4,739,988
Orsted A/S, 144A	11,170	759,111

		9,703,128
Finland — 1.0%
Neste OYJ	72,990	6,012,576
Nokian Renkaat OYJ	7,741	317,177
Sampo OYJ (Class A Stock)	25,222	1,306,674
UPM-Kymmene OYJ	30,544	1,197,797

		8,834,224
France — 9.2%
Accor SA	9,514	487,991
Alstom SA	8,945	399,258

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Arkema SA	3,913	$484,854
AXA SA	110,791	2,983,640
BNP Paribas SA	63,342	3,878,955
Cie Generale des Etablissements Michelin SCA (Class B Stock)	9,661	1,153,996
Dassault Aviation SA	186	344,861
Dassault Systemes SE	7,654	1,145,407
Eiffage SA	7,728	862,490
Faurecia SA	5,496	330,689
Hermes International	1,811	1,198,362
Ipsen SA	2,164	363,507
Kering SA	6,716	3,600,006
Klepierre SA, REIT	12,725	450,841
Legrand SA	15,271	1,112,344
L’Oreal SA	3,315	798,718
LVMH Moet Hennessy Louis Vuitton SE	34,218	12,096,069
Natixis SA	54,440	368,988
Orange SA	114,340	1,819,452
Peugeot SA	237,700	6,410,403
Safran SA	10,594	1,484,646
Sanofi	128,280	11,392,324
Schneider Electric SE	91,973	7,407,143
Teleperformance	28,558	5,393,293
Thales SA	5,873	834,543
TOTAL SA	60,902	3,941,254
Vinci SA	83,269	7,924,220

		78,668,254
Germany — 8.1%
adidas AG	3,200	781,824
Allianz SE	47,561	10,582,959
BASF SE	52,590	4,671,701
Bayer AG	56,180	4,972,640
Covestro AG, 144A	68,873	5,581,826
Deutsche Lufthansa AG	123,081	3,025,009
Deutsche Telekom AG	500,945	8,067,560
Evonik Industries AG	9,321	332,948
Fresenius Medical Care AG & Co. KGaA	12,024	1,232,971
Fresenius SE & Co. KGaA	23,850	1,747,858
Henkel AG & Co. KGaA	6,295	668,048
HOCHTIEF AG	8,854	1,468,922
HUGO BOSS AG	3,794	291,602
Infineon Technologies AG	277,270	6,286,689
Linde AG	9,917	2,335,890
METRO AG	21,438	335,523
MTU Aero Engines AG	3,389	762,702
SAP SE	56,174	6,910,544
Siemens AG	5,351	684,201
Telefonica Deutschland Holding AG	78,004	329,282
TUI AG	26,541	508,934
Vonovia SE	27,976	1,366,606
Wirecard AG	30,557	6,645,646

		69,591,885
Hong Kong — 3.6%
AIA Group Ltd.	99,800	893,093
Bank of East Asia Ltd. (The)	948,200	3,530,937
CK Asset Holdings Ltd.	331,500	2,486,584
CK Hutchison Holdings Ltd.	156,500	1,803,709

A1154

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
CLP Holdings Ltd.	93,500	$1,094,527
Galaxy Entertainment Group Ltd. (Class L Stock)	139,000	880,678
Hang Seng Bank Ltd.	263,600	7,156,564
Hongkong Land Holdings Ltd.	68,600	454,194
Hysan Development Co. Ltd.	58,000	293,083
Kerry Properties Ltd.	807,500	2,738,848
Link REIT, REIT	128,500	1,263,037
NWS Holdings Ltd.	562,000	1,112,808
Sun Hung Kai Properties Ltd.	66,000	960,149
Swire Pacific Ltd. (Class A Stock)	28,500	312,275
Swire Properties Ltd.	84,400	319,539
WH Group Ltd., 144A	508,000	357,321
Wharf Real Estate Investment Co. Ltd.	568,000	3,659,982
Wheelock & Co. Ltd.	258,000	1,547,345

		30,864,673
Ireland — 0.7%
Bank of Ireland Group PLC	485,352	3,698,815
CRH PLC	48,228	1,575,199
Paddy Power Betfair PLC	4,870	415,477

		5,689,491
Israel — 0.8%
Bank Leumi Le-Israel BM	86,558	570,955
Check Point Software Technologies Ltd.*	49,600	5,836,431
Israel Chemicals Ltd.	54,495	329,762
Nice Ltd.*	3,515	396,532

		7,133,680
Italy — 2.9%
Enel SpA	826,167	4,225,899
Eni SpA	146,231	2,760,212
Ferrari NV	7,008	960,061
Intesa Sanpaolo SpA	837,885	2,136,891
Mediobanca Banca di Credito Finanziario SpA	523,010	5,205,790
Moncler SpA	9,950	427,778
Poste Italiane SpA, 144A	570,825	4,550,838
Terna Rete Elettrica Nazionale SpA	79,649	424,802
UniCredit SpA	51,186	768,903
UnipolSai Assicurazioni SpA(a)	1,487,927	3,499,905

		24,961,079
Japan — 24.9%
AGC, Inc.	10,200	421,797
Aisin Seiki Co. Ltd.	9,200	447,795
Alfresa Holdings Corp.	194,300	5,198,024
Asahi Group Holdings Ltd.	93,900	4,069,853
Asahi Kasei Corp.	105,800	1,604,002
Astellas Pharma, Inc.	380,700	6,643,650
Brother Industries Ltd.	14,500	285,830
Central Japan Railway Co.	36,600	7,615,996
Chugai Pharmaceutical Co. Ltd.	5,900	378,753
Dai-ichi Life Holdings, Inc.	65,400	1,358,770
Denso Corp.	24,800	1,308,818
Electric Power Development Co. Ltd.	12,800	353,883
Fast Retailing Co. Ltd.	5,400	2,749,941
Fuji Electric Co. Ltd.	9,800	392,421
FUJIFILM Holdings Corp.	21,800	981,226

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Hakuhodo DY Holdings, Inc.	20,700	$363,135
Hamamatsu Photonics KK	8,300	330,600
Hitachi Construction Machinery Co. Ltd.	10,700	357,334
Hitachi Ltd.	219,800	7,463,861
Honda Motor Co. Ltd.	90,900	2,750,528
Hoya Corp.	21,500	1,277,937
Isuzu Motors Ltd.	32,000	503,232
ITOCHU Corp.(a)	245,700	4,493,353
Japan Airlines Co. Ltd.	9,100	326,489
Japan Post Holdings Co. Ltd.	90,200	1,073,180
Japan Tobacco, Inc.	112,200	2,932,965
JFE Holdings, Inc.	27,400	628,614
JXTG Holdings, Inc.	1,042,800	7,867,922
Kamigumi Co. Ltd.	127,800	2,814,009
Kansai Electric Power Co., Inc. (The)	381,400	5,747,077
Kao Corp.	28,000	2,261,090
KDDI Corp.	143,300	3,960,372
Kirin Holdings Co. Ltd.	55,100	1,409,937
Kobe Steel Ltd.	166,200	1,476,335
Koito Manufacturing Co. Ltd.	6,000	393,053
Komatsu Ltd.	52,500	1,597,637
Konica Minolta, Inc.	484,000	5,147,120
Kose Corp.	1,800	342,842
Kuraray Co. Ltd.	23,400	351,043
Kyocera Corp.	17,900	1,073,884
Kyushu Railway Co.	11,200	340,932
Marubeni Corp.	781,000	7,141,051
Mazda Motor Corp.	32,600	390,492
Medipal Holdings Corp.	257,100	5,363,105
Mitsubishi Chemical Holdings Corp.	696,700	6,648,402
Mitsubishi Corp.(a)	151,900	4,676,413
Mitsubishi Estate Co. Ltd.	67,600	1,147,811
Mitsubishi Gas Chemical Co., Inc.	15,800	335,213
Mitsubishi Motors Corp.	372,400	2,625,831
Mitsubishi UFJ Financial Group, Inc.	1,371,300	8,522,037
Mitsui & Co. Ltd.	98,000	1,741,074
Mitsui Chemicals, Inc.	12,600	314,371
Mizuho Financial Group, Inc.	1,387,100	2,415,909
Murata Manufacturing Co. Ltd.	10,300	1,581,401
NGK Spark Plug Co. Ltd.	12,200	355,211
Nippon Steel & Sumitomo Metal Corp.	42,900	907,691
Nippon Telegraph & Telephone Corp.	163,200	7,340,237
NTT DOCOMO, Inc.	134,000	3,600,344
Obic Co. Ltd.	3,800	359,402
Oriental Land Co. Ltd.	11,500	1,202,701
ORIX Corp.(a)	183,700	2,966,168
Pola Orbis Holdings, Inc.	9,900	361,240
Recruit Holdings Co. Ltd.	28,800	960,918
Resona Holdings, Inc.(a)	1,023,300	5,728,416
SBI Holdings, Inc.	12,800	397,249
Shimadzu Corp.	12,500	391,443
Shin-Etsu Chemical Co. Ltd.	21,000	1,860,602
Shionogi & Co. Ltd.	43,700	2,851,199
Shiseido Co. Ltd.	21,600	1,677,360
Showa Denko KK	7,600	419,268
SoftBank Group Corp.	34,300	3,467,884
Sompo Holdings, Inc.	19,200	817,092
Sony Corp.	89,000	5,459,395
Stanley Electric Co. Ltd.	9,500	324,489

A1155

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sumitomo Chemical Co. Ltd.	88,000	$514,187
Sumitomo Corp.	68,400	1,138,650
Sumitomo Electric Industries Ltd.	42,500	666,397
Sumitomo Mitsui Financial Group, Inc.	202,700	8,164,265
Sumitomo Mitsui Trust Holdings, Inc.	18,800	771,390
Suzuki Motor Corp.	97,600	5,585,601
Taisei Corp.	86,700	3,944,489
TDK Corp.	4,300	469,338
Teijin Ltd.	16,800	321,955
Terumo Corp.	17,200	1,018,775
Tokio Marine Holdings, Inc.	39,100	1,935,385
Tokyo Electron Ltd.	8,900	1,219,981
Tosoh Corp.	166,700	2,562,132
Toyota Industries Corp.	8,300	490,531
Toyota Motor Corp.	130,500	8,147,161
Toyota Tsusho Corp.	13,100	494,227
United Urban Investment Corp., REIT	209	328,270

		213,219,393
Luxembourg — 0.8%
ArcelorMittal	208,857	6,442,522
Netherlands — 4.1%
ABN AMRO Group NV, CVA, 144A	216,879	5,900,812
Aegon NV	923,541	5,986,290
ASML Holding NV	15,153	2,825,936
Koninklijke Ahold Delhaize NV	71,363	1,631,157
NN Group NV	41,506	1,849,363
Randstad NV	84,495	4,496,543
Royal Dutch Shell PLC (Class A Stock)	263,843	9,049,448
Royal Dutch Shell PLC (Class B Stock)	68,222	2,384,796
Wolters Kluwer NV	16,639	1,038,126

		35,162,471
New Zealand — 0.0%
Auckland International Airport Ltd.	68,731	332,468
Norway — 1.1%
Aker BP ASA	81,973	3,463,007
DNB ASA	55,873	1,172,213
Equinor ASA	66,647	1,876,248
Marine Harvest ASA	101,668	2,351,344
Telenor ASA	43,403	846,241

		9,709,053
Singapore — 1.5%
DBS Group Holdings Ltd.	102,900	1,963,371
Genting Singapore Ltd.	3,642,400	2,831,022
Keppel Corp. Ltd.	85,100	433,250
Singapore Airlines Ltd.	42,700	304,127
Singapore Technologies Engineering Ltd.	128,600	334,988
United Overseas Bank Ltd.	111,200	2,202,797
Wilmar International Ltd.	2,186,800	5,149,946

		13,219,501
South Africa — 0.7%
Anglo American PLC	284,613	6,370,028
Spain — 3.5%
Aena SME SA, 144A	31,486	5,455,143
Amadeus IT Group SA	68,448	6,351,472
CaixaBank SA	203,565	928,869

	Shares	Value
COMMON STOCKS (Continued)
Spain (cont’d.)
Endesa SA	219,463	$4,743,902
Iberdrola SA	567,953	4,174,982
Red Electrica Corp. SA	25,577	535,452
Repsol SA	386,880	7,688,524

		29,878,344
Sweden — 3.6%
Alfa Laval AB	17,105	463,045
Atlas Copco AB (Class A Stock)	38,073	1,096,312
Atlas Copco AB (Class B Stock)	23,371	623,285
Boliden AB	16,793	467,232
Epiroc AB (Class A Stock)*	39,883	445,827
Hexagon AB (Class B Stock)	14,834	869,499
ICA Gruppen AB(a)	122,069	3,870,595
Investor AB (Class B Stock)	26,024	1,200,875
Kinnevik AB (Class B Stock)	13,463	406,040
Lundin Petroleum AB	10,809	412,891
Sandvik AB	357,407	6,332,736
Securitas AB (Class B Stock)	20,737	360,807
Skandinaviska Enskilda Banken AB (Class A Stock)	92,030	1,026,617
SKF AB (Class B Stock)	21,773	429,088
Svenska Handelsbanken AB (Class A Stock)	317,750	4,010,760
Swedbank AB (Class A Stock)	51,269	1,269,305
Swedish Match AB	10,337	528,767
Volvo AB (Class B Stock)	410,930	7,250,389

		31,064,070
Switzerland — 7.4%
Chocoladefabriken Lindt & Spruengli AG	294	2,057,656
Chocoladefabriken Lindt & Spruengli AG	6	491,150
Glencore PLC*	640,891	2,763,249
Nestle SA	140,883	11,735,432
Novartis AG	167,022	14,311,752
Partners Group Holding AG	8,536	6,754,323
Roche Holding AG	65,158	15,768,807
Sonova Holding AG	3,245	641,762
STMicroelectronics NV	38,021	693,319
Straumann Holding AG	596	447,513
Swatch Group AG (The)	11,279	4,455,870
Swiss Life Holding AG*	1,919	726,235
Zurich Insurance Group AG	8,711	2,747,750

		63,594,818
United Kingdom — 14.5%
3i Group PLC	243,675	2,985,644
Ashtead Group PLC	29,633	944,466
AstraZeneca PLC	6,002	467,405
Aviva PLC	232,017	1,481,948
Barratt Developments PLC	57,742	426,704
Berkeley Group Holdings PLC	102,531	4,910,935
BP PLC	741,046	5,675,478
British American Tobacco PLC	133,379	6,224,257
Burberry Group PLC	23,566	619,169
CNH Industrial NV	58,861	703,721
Coca-Cola European Partners PLC	147,700	6,715,919
Compass Group PLC	130,573	2,900,751
ConvaTec Group PLC, 144A	155,186	469,817

A1156

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
easyJet PLC	124,193	$2,127,570
Fiat Chrysler Automobiles NV*	61,804	1,080,441
GlaxoSmithKline PLC	283,290	5,675,291
HSBC Holdings PLC	566,638	4,939,829
Imperial Brands PLC	147,647	5,121,957
Informa PLC	68,942	684,810
Intertek Group PLC	9,443	614,133
Land Securities Group PLC, REIT	397,541	4,573,113
Legal & General Group PLC	1,752,549	5,987,433
Lloyds Banking Group PLC	8,028,292	6,184,585
London Stock Exchange Group PLC	17,990	1,075,178
Meggitt PLC	44,523	328,803
Melrose Industries PLC	1,994,741	5,197,304
Next PLC	20,896	1,494,987
Pearson PLC	485,552	5,617,458
Persimmon PLC	152,703	4,709,512
Reckitt Benckiser Group PLC	38,332	3,500,570
Royal Mail PLC	52,983	329,082
Schroders PLC	7,836	315,605
Severn Trent PLC	14,386	346,919
Smith & Nephew PLC	50,140	914,504
SSE PLC	59,647	890,430
Tate & Lyle PLC	494,350	4,398,924
Tesco PLC	2,131,043	6,663,919
Unilever NV, CVA	99,517	5,530,808
Unilever PLC	71,796	3,943,853
Vodafone Group PLC	1,534,942	3,289,530
Wm Morrison Supermarkets PLC	1,307,827	4,416,978

		124,479,740
United States — 0.1%
QIAGEN NV*	13,152	498,185
TOTAL COMMON STOCKS (cost $802,822,542)		829,726,275

PREFERRED STOCK — 0.0%
Germany
Schaeffler AG (cost $346,765)	21,858	278,579

UNAFFILIATED EXCHANGE TRADED FUND — 1.3%
iShares MSCI EAFE ETF (cost $10,818,935)	157,516	10,709,513

TOTAL LONG-TERM INVESTMENTS (cost $813,988,242)		840,714,367

		Shares	Value

SHORT-TERM INVESTMENTS — 3.7%

AFFILIATED MUTUAL FUNDS — 3.5%
PGIM Core Ultra Short Bond Fund(w)		6,482,979	$6,482,979
PGIM Institutional Money Market Fund (cost $23,953,837; includes $23,929,603 of cash collateral for securities on loan)(b)(w)		23,951,442	23,953,837

TOTAL AFFILIATED MUTUAL FUNDS (cost $30,436,816)			30,436,816

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills(k)
2.098%(n)	12/20/18	100	99,527
2.134%(n)	12/20/18	1,200	1,194,323

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,293,876)			1,293,850

TOTAL SHORT-TERM INVESTMENTS (cost $31,730,692)			31,730,666

TOTAL INVESTMENTS — 101.7% (cost $845,718,934)			872,445,033
Liabilities in excess of other assets(z) — (1.7)%			(14,814,578)

NET ASSETS — 100.0%			$857,630,455

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,638,198; cash collateral of $23,929,603 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A1157

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
170	Mini MSCI EAFE Index	Dec. 2018	$16,791,750	$180,205

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Credit Suisse First Boston Corp.	$—	$1,293,850

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$53,591,621	$—
Austria	—	2,093,208	—
Belgium	—	1,003,758	—
China	—	3,620,681	—
Denmark	—	9,703,128	—
Finland	—	8,834,224	—
France	—	78,668,254	—
Germany	—	69,591,885	—
Hong Kong	—	30,864,673	—
Ireland	—	5,689,491	—
Israel	5,836,431	1,297,249	—
Italy	—	24,961,079	—
Japan	—	213,219,393	—
Luxembourg	—	6,442,522	—
Netherlands	—	35,162,471	—
New Zealand	—	332,468	—
Norway	—	9,709,053	—
Singapore	—	13,219,501	—
South Africa	—	6,370,028	—
Spain	—	29,878,344	—
Sweden	—	31,064,070	—
Switzerland	—	63,594,818	—
United Kingdom	6,715,919	117,763,821	—
United States	—	498,185	—
Preferred Stock
Germany	—	278,579	—
Unaffiliated Exchange Traded Fund	10,709,513	—	—
Affiliated Mutual Funds	30,436,816	—	—
U.S. Treasury Obligations	—	1,293,850	—
Other Financial Instruments*
Futures Contracts	180,205	—	—

Total	$53,878,884	$818,746,354	$—

A1158

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONCLUDED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Banks	10.3%
Pharmaceuticals	8.2
Oil, Gas & Consumable Fuels	6.1
Insurance	5.7
Metals & Mining	3.8
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	3.6
Chemicals	3.3
Automobiles	3.3
Food Products	3.1
Textiles, Apparel & Luxury Goods	2.7
Electric Utilities	2.6
Machinery	2.6
Trading Companies & Distributors	2.4
Capital Markets	2.3
Food & Staples Retailing	2.3
Diversified Telecommunication Services	2.1
Construction & Engineering	1.8
Household Durables	1.8
Hotels, Restaurants & Leisure	1.8
Real Estate Management & Development	1.8
Personal Products	1.7
Tobacco	1.7
Wireless Telecommunication Services	1.7
Software	1.7
Electrical Equipment	1.6
Beverages	1.6
Health Care Providers & Services	1.6
IT Services	1.6
Equity Real Estate Investment Trusts (REITs)	1.6

Professional Services	1.5%
Electronic Equipment, Instruments & Components	1.4
Semiconductors & Semiconductor Equipment	1.3
Unaffiliated Exchange Traded Fund	1.3
Road & Rail	1.0
Transportation Infrastructure	1.0
Media	0.8
Technology Hardware, Storage & Peripherals	0.8
Auto Components	0.7
Airlines	0.7
Health Care Equipment & Supplies	0.6
Multi-Utilities	0.6
Diversified Financial Services	0.5
Household Products	0.5
Aerospace & Defense	0.5
Industrial Conglomerates	0.5
Biotechnology	0.4
Specialty Retail	0.3
Construction Materials	0.2
Multiline Retail	0.2
U.S. Treasury Obligations	0.2
Paper & Forest Products	0.1
Life Sciences Tools & Services	0.1
Building Products	0.1
Commercial Services & Supplies	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Water Utilities	0.0	*
Air Freight & Logistics	0.0	*

	101.7
Liabilities in excess of other assets	(1.7)

	100.0%

*	Less than +/- 0.05%

A1159

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS
Aerospace & Defense — 2.4%

General Dynamics Corp.	39,900	$8,168,328
Lockheed Martin Corp.	85,000	29,406,600
Raytheon Co.	72,100	14,900,186
United Technologies Corp.	59,300	8,290,733

		60,765,847
Airlines — 0.4%
United Continental Holdings, Inc.*	125,900	11,212,654
Auto Components — 0.1%
BorgWarner, Inc.	19,300	825,654
Tenneco, Inc.	37,000	1,559,180

		2,384,834
Banks — 5.7%
Bank of America Corp.	1,082,100	31,878,666
Citigroup, Inc.	532,400	38,194,376
JPMorgan Chase & Co.	585,400	66,056,536
PNC Financial Services Group, Inc. (The)	31,700	4,317,223
SunTrust Banks, Inc.	68,700	4,588,473
Wells Fargo & Co.	22,600	1,187,856

		146,223,130
Beverages — 1.5%
PepsiCo, Inc.	341,700	38,202,060
Biotechnology — 2.5%
AbbVie, Inc.	35,200	3,329,216
Celgene Corp.*	234,500	20,985,405
Gilead Sciences, Inc.	321,400	24,815,294
Vertex Pharmaceuticals, Inc.*	69,800	13,453,252

		62,583,167
Building Products — 0.2%
Armstrong World Industries, Inc.*	25,300	1,760,880
Continental Building Products, Inc.*	41,500	1,558,325
Universal Forest Products, Inc.	72,300	2,554,359

		5,873,564
Capital Markets — 1.8%
Ameriprise Financial, Inc.	158,700	23,433,642
Evercore, Inc. (Class A Stock)	4,700	472,585
Goldman Sachs Group, Inc. (The)	17,400	3,901,776
State Street Corp.	210,400	17,627,312

		45,435,315
Chemicals — 2.6%
Chemours Co. (The)	463,800	18,292,272
LyondellBasell Industries NV (Class A Stock)	204,700	20,983,797
Sherwin-Williams Co. (The)	51,200	23,306,752
Trinseo SA	14,400	1,127,520
Westlake Chemical Corp.(a)	18,600	1,545,846

		65,256,187
Communications Equipment — 1.7%
Cisco Systems, Inc.	771,900	37,552,935
CommScope Holding Co., Inc.*	129,300	3,977,268
Plantronics, Inc.	19,000	1,145,700

		42,675,903

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering — 0.2%
EMCOR Group, Inc.	54,400	$4,085,984
Quanta Services, Inc.*	53,600	1,789,168

		5,875,152
Consumer Finance — 2.1%
American Express Co.	206,900	22,032,781
Capital One Financial Corp.	289,500	27,482,235
Navient Corp.	250,700	3,379,436

		52,894,452
Distributors — 0.0%
Core-Mark Holding Co., Inc.	24,500	832,020
Diversified Consumer Services — 0.1%
Service Corp. International(a)	68,600	3,032,120
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	79,800	17,085,978
Jefferies Financial Group, Inc.	88,000	1,932,480

		19,018,458
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	1,397,000	46,911,260
Verizon Communications, Inc.	746,100	39,834,279

		86,745,539
Electric Utilities — 0.3%
Exelon Corp.	169,700	7,409,102
Portland General Electric Co.	19,500	889,395

		8,298,497
Electrical Equipment — 0.2%
AMETEK, Inc.	39,400	3,117,328
Atkore International Group, Inc.*	100,300	2,660,959

		5,778,287
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	50,200	4,463,784
Energy Equipment & Services — 0.1%
Superior Energy Services, Inc.*	309,900	3,018,426
Equity Real Estate Investment Trusts (REITs) — 1.1%
Apple Hospitality REIT, Inc.	53,500	935,715
Brixmor Property Group, Inc.	9,500	166,345
CoreCivic, Inc.	149,400	3,634,902
DiamondRock Hospitality Co.	178,300	2,080,761
Franklin Street Properties Corp.	74,400	594,456
Gaming and Leisure Properties, Inc.	145,300	5,121,825
GEO Group, Inc. (The)	279,100	7,022,156
Ryman Hospitality Properties, Inc.	28,600	2,464,462
Spirit MTA REIT	56,450	650,304
Spirit Realty Capital, Inc.	693,500	5,589,610
Xenia Hotels & Resorts, Inc.	28,300	670,710

		28,931,246
Food & Staples Retailing — 0.8%
Kroger Co. (The)	721,400	20,999,954
Food Products — 1.4%
Archer-Daniels-Midland Co.	474,900	23,873,223
Mondelez International, Inc. (Class A Stock)	42,700	1,834,392
Tyson Foods, Inc. (Class A Stock)	172,700	10,280,831

		35,988,446

A1160

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities — 0.5%
UGI Corp.	207,800	$11,528,744
Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	493,600	36,210,496
Align Technology, Inc.*	10,200	3,990,444
Baxter International, Inc.	132,300	10,199,007
Boston Scientific Corp.*	353,700	13,617,450
Danaher Corp.	309,800	33,662,868
IDEXX Laboratories, Inc.*	64,100	16,003,206

		113,683,471
Health Care Providers & Services — 3.7%
Anthem, Inc.	24,500	6,714,225
CVS Health Corp.	155,700	12,256,704
Express Scripts Holding Co.*	38,700	3,676,887
HCA Healthcare, Inc.	54,500	7,582,040
Humana, Inc.	55,600	18,821,712
UnitedHealth Group, Inc.	166,200	44,215,848

		93,267,416
Hotels, Restaurants & Leisure — 0.2%
Extended Stay America, Inc.	86,400	1,747,872
Hilton Grand Vacations, Inc.*	96,300	3,187,530

		4,935,402
Household Durables — 0.1%
Meritage Homes Corp.*	68,100	2,717,190
Household Products — 0.6%
Procter & Gamble Co. (The)	186,500	15,522,395
Independent Power & Renewable Electricity Producers — 1.6%
AES Corp.	1,193,600	16,710,400
NRG Energy, Inc.	655,800	24,526,920

		41,237,320
Industrial Conglomerates — 1.6%
General Electric Co.	295,300	3,333,937
Honeywell International, Inc.	226,000	37,606,400

		40,940,337
Insurance — 1.3%
Allstate Corp. (The)	61,000	6,020,700
First American Financial Corp.	47,000	2,424,730
MetLife, Inc.	526,700	24,607,424

		33,052,854
Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.*	31,800	63,695,400
Qurate Retail, Inc.*	378,100	8,397,601

		72,093,001
Internet Software & Services — 6.2%
Alphabet, Inc. (Class A Stock)*	30,240	36,502,099
Alphabet, Inc. (Class C Stock)*	53,478	63,824,389
Facebook, Inc. (Class A Stock)*	309,700	50,933,262
VeriSign, Inc.*	46,000	7,365,520

		158,625,270
IT Services — 3.1%
Accenture PLC (Class A Stock)	13,600	2,314,720
Automatic Data Processing, Inc.	40,100	6,041,466

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	241,400	$18,624,010
DXC Technology Co.	214,100	20,022,632
Visa, Inc. (Class A Stock)(a)	217,500	32,644,575

		79,647,403
Leisure Products — 0.1%
Vista Outdoor, Inc.*	105,600	1,889,184
Life Sciences Tools & Services — 2.1%
Illumina, Inc.*	94,200	34,577,052
Thermo Fisher Scientific, Inc.	79,800	19,477,584

		54,054,636
Machinery — 1.9%
Caterpillar, Inc.	193,300	29,476,317
Cummins, Inc.	135,600	19,807,092

		49,283,409
Media — 1.7%
Cable One, Inc.	1,900	1,678,859
Comcast Corp. (Class A Stock)	995,700	35,257,737
News Corp. (Class A Stock)	189,000	2,492,910
TEGNA, Inc.	119,400	1,428,024
Tribune Media Co. (Class A Stock)	73,700	2,832,291

		43,689,821
Metals & Mining — 1.3%
Freeport-McMoRan, Inc.	1,418,600	19,746,912
Nucor Corp.	52,700	3,343,815
Southern Copper Corp. (Peru)(a)	58,200	2,510,748
Steel Dynamics, Inc.	167,000	7,546,730

		33,148,205
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	124,200	2,103,948
Two Harbors Investment Corp.	95,800	1,430,294

		3,534,242
Multiline Retail — 1.4%
Kohl’s Corp.(a)	337,500	25,160,625
Macy’s, Inc.(a)	272,000	9,446,560

		34,607,185
Multi-Utilities — 0.0%
MDU Resources Group, Inc.	39,800	1,022,462
Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	416,200	28,056,042
Chevron Corp.	700	85,596
ConocoPhillips	490,300	37,949,220
Continental Resources, Inc.*	251,300	17,158,764
Exxon Mobil Corp.	116,800	9,930,336
HollyFrontier Corp.	63,800	4,459,620
Phillips 66	208,000	23,445,760
Valero Energy Corp.	204,500	23,261,875
World Fuel Services Corp.	2,800	77,504

		144,424,717
Personal Products — 0.6%
Avon Products, Inc. (United Kingdom)*	33,400	73,480
Herbalife Nutrition Ltd.*(a)	135,800	7,407,890

A1161

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Medifast, Inc.	8,900	$1,971,795
Nu Skin Enterprises, Inc. (Class A Stock)	27,600	2,274,792
USANA Health Sciences, Inc.*	20,900	2,519,495

		14,247,452
Pharmaceuticals — 3.6%
Allergan PLC	86,000	16,381,280
Bristol-Myers Squibb Co.	175,600	10,901,248
Johnson & Johnson	192,400	26,583,908
Merck & Co., Inc.	165,500	11,740,570
Pfizer, Inc.	157,000	6,918,990
Zoetis, Inc.	207,000	18,952,920

		91,478,916
Professional Services — 0.2%
Insperity, Inc.	43,800	5,166,210
Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	456,200	20,118,420
Road & Rail — 1.4%
CSX Corp.	378,000	27,990,900
Norfolk Southern Corp.	48,400	8,736,200

		36,727,100
Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc.	191,500	17,706,090
Intel Corp.	927,100	43,842,559
NVIDIA Corp.	83,700	23,521,374
SMART Global Holdings, Inc.*	31,000	890,940
Texas Instruments, Inc.	7,600	815,404

		86,776,367
Software — 7.3%
Activision Blizzard, Inc.	148,300	12,337,077
Adobe Systems, Inc.*	154,500	41,707,275
Dell Technologies, Inc. (Class V Stock)*	61,100	5,934,032
Fortinet, Inc.*	68,400	6,311,268
Intuit, Inc.	102,900	23,399,460
Microsoft Corp.	685,900	78,446,383
Oracle Corp.	240,200	12,384,712
Synopsys, Inc.*	56,900	5,610,909

		186,131,116
Specialty Retail — 3.2%
Advance Auto Parts, Inc.	77,500	13,045,575
Asbury Automotive Group, Inc.*	27,300	1,876,875
Best Buy Co., Inc.	202,700	16,086,272
Dick’s Sporting Goods, Inc.	142,500	5,055,900
Foot Locker, Inc.(a)	291,200	14,845,376
Gap, Inc. (The)	205,900	5,940,215
TJX Cos., Inc. (The)	201,700	22,594,434
Ulta Beauty, Inc.*	2,700	761,724

		80,206,371
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	417,700	94,291,598
Hewlett Packard Enterprise Co.	1,287,900	21,005,649
HP, Inc.	991,100	25,540,647

		140,837,894

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 1.6%
Carter’s, Inc.	6,100	$601,460
Lululemon Athletica, Inc.*	76,600	12,446,734
NIKE, Inc. (Class B Stock)	93,100	7,887,432
PVH Corp.	12,200	1,761,680
VF Corp.	190,900	17,839,605

		40,536,911
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	152,400	3,150,108
Tobacco — 0.6%
Altria Group, Inc.	236,700	14,275,377
Trading Companies & Distributors — 0.2%
WESCO International, Inc.*	96,900	5,954,505
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	50,000	2,306,500

TOTAL LONG-TERM INVESTMENTS (cost $2,046,992,909)		2,517,306,953

SHORT-TERM INVESTMENTS — 2.9%

AFFILIATED MUTUAL FUNDS — 2.8%
PGIM Core Ultra Short Bond Fund(w)	30,307,309	30,307,309
PGIM Institutional Money Market Fund (cost 41,192,361; includes $41,116,103 of cash collateral for securities on loan)(b)(w)	41,186,289	41,190,408

TOTAL AFFILIATED MUTUAL FUNDS (cost $71,499,670)		71,497,717

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.1%
U.S. Treasury Bills(k) (cost $1,592,436)
2.139%	12/20/18	1,600	1,592,431

TOTAL SHORT-TERM INVESTMENTS (cost $73,092,106)			73,090,148

TOTAL INVESTMENTS — 101.6% (cost $2,120,085,015)			2,590,397,101
Liabilities in excess of other assets(z) — (1.6)%			(40,082,529)

NET ASSETS — 100.0%			$2,550,314,572

A1162

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,181,820; cash collateral of $41,116,103 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Futures contracts outstanding at September 30, 2018:

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
215	S&P 500 E-Mini Index	Dec. 2018	$31,379,250	$257,945

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co.	$—	$1,592,431

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$60,765,847	$—	$—
Airlines	11,212,654	—	—
Auto Components	2,384,834	—	—
Banks	146,223,130	—	—
Beverages	38,202,060	—	—
Biotechnology	62,583,167	—	—
Building Products	5,873,564	—	—
Capital Markets	45,435,315	—	—
Chemicals	65,256,187	—	—
Communications Equipment	42,675,903	—	—
Construction & Engineering	5,875,152	—	—
Consumer Finance	52,894,452	—	—
Distributors	832,020	—	—
Diversified Consumer Services	3,032,120	—	—
Diversified Financial Services	19,018,458	—	—
Diversified Telecommunication Services	86,745,539	—	—
Electric Utilities	8,298,497	—	—
Electrical Equipment	5,778,287	—	—
Electronic Equipment, Instruments & Components	4,463,784	—	—
Energy Equipment & Services	3,018,426	—	—
Equity Real Estate Investment Trusts (REITs)	28,931,246	—	—
Food & Staples Retailing	20,999,954	—	—

A1163

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Food Products	$35,988,446	$—	$—
Gas Utilities	11,528,744	—	—
Health Care Equipment & Supplies	113,683,471	—	—
Health Care Providers & Services	93,267,416	—	—
Hotels, Restaurants & Leisure	4,935,402	—	—
Household Durables	2,717,190	—	—
Household Products	15,522,395	—	—
Independent Power & Renewable Electricity Producers	41,237,320	—	—
Industrial Conglomerates	40,940,337	—	—
Insurance	33,052,854	—	—
Internet & Direct Marketing Retail	72,093,001	—	—
Internet Software & Services	158,625,270	—	—
IT Services	79,647,403	—	—
Leisure Products	1,889,184	—	—
Life Sciences Tools & Services	54,054,636	—	—
Machinery	49,283,409	—	—
Media	43,689,821	—	—
Metals & Mining	33,148,205	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,534,242	—	—
Multiline Retail	34,607,185	—	—
Multi-Utilities	1,022,462	—	—
Oil, Gas & Consumable Fuels	144,424,717	—	—
Personal Products	14,247,452	—	—
Pharmaceuticals	91,478,916	—	—
Professional Services	5,166,210	—	—
Real Estate Management & Development	20,118,420	—	—
Road & Rail	36,727,100	—	—
Semiconductors & Semiconductor Equipment	86,776,367	—	—
Software	186,131,116	—	—
Specialty Retail	80,206,371	—	—
Technology Hardware, Storage & Peripherals	140,837,894	—	—
Textiles, Apparel & Luxury Goods	40,536,911	—	—
Thrifts & Mortgage Finance	3,150,108	—	—
Tobacco	14,275,377	—	—
Trading Companies & Distributors	5,954,505	—	—
Transportation Infrastructure	2,306,500	—	—
Affiliated Mutual Funds	71,497,717	—	—
U.S. Treasury Obligation	—	1,592,431	—
Other Financial Instruments*
Futures Contracts	257,945	—	—

Total	$2,589,062,615	$1,592,431	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

A1164

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 127.4%

COMMON STOCKS
Aerospace & Defense — 2.2%
Curtiss-Wright Corp.	4,800	$659,616
Harris Corp.	5,000	846,050
Huntington Ingalls Industries, Inc.	8,600	2,202,288
Lockheed Martin Corp.(u)	19,200	6,642,432
Raytheon Co.(u)	24,500	5,063,170
Teledyne Technologies, Inc.*	3,200	789,376

		16,202,932
Air Freight & Logistics — 0.0%
Forward Air Corp.	4,600	329,820
Airlines — 0.3%
United Continental Holdings, Inc.*	20,500	1,825,730
Auto Components — 0.2%
Cooper-Standard Holdings, Inc.*	2,000	239,960
Dana, Inc.	21,600	403,272
Tenneco, Inc.	19,000	800,660

		1,443,892
Automobiles — 0.3%
Thor Industries, Inc.	22,700	1,899,990
Banks — 6.8%
Bank of America Corp.(u)	419,746	12,365,717
BankUnited, Inc.	15,600	552,240
BB&T Corp.(u)	74,000	3,591,960
Citigroup, Inc.(u)	119,540	8,575,800
Citizens Financial Group, Inc.(u)	132,900	5,125,953
East West Bancorp, Inc.	3,100	187,147
First Bancorp (Puerto Rico)*	63,200	575,120
Hancock Whitney Corp.	6,000	285,300
Huntington Bancshares, Inc.	30,100	449,092
JPMorgan Chase & Co.(u)	133,876	15,106,568
Synovus Financial Corp.	47,500	2,175,025
Wells Fargo & Co.	25,600	1,345,536

		50,335,458
Beverages — 1.1%
PepsiCo, Inc.(u)	73,800	8,250,840
Biotechnology — 5.3%
AbbVie, Inc.(u)	57,500	5,438,350
Alexion Pharmaceuticals, Inc.*	10,700	1,487,407
Amgen, Inc.(u)	34,400	7,130,776
Celgene Corp.*(u)	59,700	5,342,553
Emergent BioSolutions, Inc.*	5,500	362,065
Enanta Pharmaceuticals, Inc.*	8,200	700,772
Genomic Health, Inc.*	4,500	315,990
Gilead Sciences, Inc.(u)	82,000	6,331,220
Halozyme Therapeutics, Inc.*	19,700	357,949
Incyte Corp.*(u)	54,400	3,757,952
Myriad Genetics, Inc.*	29,300	1,347,800
United Therapeutics Corp.*	6,700	856,796
Vanda Pharmaceuticals, Inc.*	32,500	745,875
Vertex Pharmaceuticals, Inc.*(u)	26,700	5,146,158

		39,321,663
Building Products — 1.0%
Armstrong World Industries, Inc.*	28,100	1,955,760
Builders FirstSource, Inc.*	48,300	709,044

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Continental Building Products, Inc.*	64,900	$2,436,995
NCI Building Systems, Inc.*	35,800	542,370
PGT Innovations, Inc.*	22,600	488,160
Universal Forest Products, Inc.	25,200	890,316

		7,022,645
Capital Markets — 2.5%
Ameriprise Financial, Inc.(u)	30,100	4,444,566
BGC Partners, Inc. (Class A Stock)	36,200	427,884
Donnelley Financial Solutions, Inc.*	9,712	174,039
Evercore, Inc. (Class A Stock)	25,000	2,513,750
Goldman Sachs Group, Inc. (The)(u)	22,900	5,135,096
Invesco Ltd.	19,100	437,008
Morgan Stanley	21,500	1,001,255
State Street Corp.(u)	51,800	4,339,804

		18,473,402
Chemicals — 3.4%
AdvanSix, Inc.*	2,152	73,060
Chemours Co. (The)(u)	97,600	3,849,344
Huntsman Corp.(u)	119,200	3,245,816
Koppers Holdings, Inc.*	18,200	566,930
LyondellBasell Industries NV (Class A Stock)(u)	47,500	4,869,225
Olin Corp.(u)	137,500	3,531,000
Sherwin-Williams Co. (The)(u)	9,900	4,506,579
Trinseo SA	20,300	1,589,490
Westlake Chemical Corp.	29,800	2,476,678

		24,708,122
Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	13,700	526,080
Quad/Graphics, Inc.	18,900	393,876

		919,956
Communications Equipment — 1.9%
Cisco Systems, Inc.(u)	174,700	8,499,155
CommScope Holding Co., Inc.*	105,900	3,257,484
F5 Networks, Inc.*	7,700	1,535,534
Plantronics, Inc.	12,400	747,720

		14,039,893
Construction & Engineering — 0.2%
EMCOR Group, Inc.	23,900	1,795,129
Consumer Finance — 1.4%
American Express Co.	10,600	1,128,794
Capital One Financial Corp.(u)	54,200	5,145,206
Green Dot Corp. (Class A Stock)*	9,100	808,262
Navient Corp.	138,700	1,869,676
Nelnet, Inc. (Class A Stock)	4,000	228,680
OneMain Holdings, Inc.*	26,400	887,304
Santander Consumer USA Holdings, Inc.	28,100	563,124

		10,631,046
Containers & Packaging — 0.3%
Greif, Inc. (Class A Stock)	14,100	756,606
Owens-Illinois, Inc.*	92,900	1,745,591

		2,502,197

A1165

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Distributors — 0.4%
Core-Mark Holding Co., Inc.	9,100	$309,036
LKQ Corp.*	80,800	2,558,936

		2,867,972
Diversified Consumer Services — 0.3%
Grand Canyon Education, Inc.*	9,000	1,015,200
Service Corp. International	21,600	954,720
Strategic Education, Inc.	2,700	369,981

		2,339,901
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	27,500	5,888,025
Jefferies Financial Group, Inc.	39,200	860,832

		6,748,857
Diversified Telecommunication Services — 2.4%
AT&T, Inc.(u)	237,000	7,958,460
Verizon Communications, Inc.(u)	179,600	9,588,844

		17,547,304
Electric Utilities — 0.9%
Eversource Energy	17,000	1,044,480
Exelon Corp.(u)	97,700	4,265,582
Portland General Electric Co.	23,300	1,062,713

		6,372,775
Electrical Equipment — 0.6%
AMETEK, Inc.	27,600	2,183,712
Atkore International Group, Inc.*	35,300	936,509
EnerSys	11,100	967,143
Regal Beloit Corp.	3,200	263,840

		4,351,204
Electronic Equipment, Instruments & Components — 1.4%
Anixter International, Inc.*	9,100	639,730
Arrow Electronics, Inc.*	6,900	508,668
Avnet, Inc.	28,300	1,266,991
CDW Corp.(u)	46,100	4,099,212
ePlus, Inc.*	11,400	1,056,780
Jabil, Inc.	34,400	931,552
SYNNEX Corp.	7,600	643,720
Tech Data Corp.*	9,600	687,072
Zebra Technologies Corp. (Class A Stock)*	1,900	335,977

		10,169,702
Energy Equipment & Services — 0.8%
Archrock, Inc.	91,100	1,111,420
Helix Energy Solutions Group, Inc.*	69,600	687,648
Mammoth Energy Services, Inc.	30,700	893,370
Superior Energy Services, Inc.*	213,900	2,083,386
Unit Corp.*	34,400	896,464

		5,672,288
Equity Real Estate Investment Trusts (REITs) — 4.3%
Apple Hospitality REIT, Inc.	81,500	1,425,435
Ashford Hospitality Trust, Inc.	46,100	294,579
Brixmor Property Group, Inc.	159,500	2,792,845
Chesapeake Lodging Trust	16,200	519,534
CoreCivic, Inc.	102,000	2,481,660
DiamondRock Hospitality Co.	120,000	1,400,400

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Empire State Realty Trust, Inc. (Class A Stock), REIT	44,600	$740,806
Franklin Street Properties Corp.	46,900	374,731
Gaming and Leisure Properties, Inc.	43,600	1,536,900
GEO Group, Inc. (The)	109,950	2,766,342
Host Hotels & Resorts, Inc.	78,200	1,650,020
Lexington Realty Trust	41,800	346,940
Park Hotels & Resorts, Inc.	99,400	3,262,308
Retail Properties of America, Inc. (Class A Stock)	15,700	191,383
Ryman Hospitality Properties, Inc.	12,600	1,085,742
Senior Housing Properties Trust	21,900	384,564
Spirit MTA REIT	32,060	369,331
Spirit Realty Capital, Inc.	320,600	2,584,036
VEREIT, Inc.	281,000	2,040,060
VICI Properties, Inc.	111,400	2,408,468
WP Carey, Inc.	15,800	1,016,098
Xenia Hotels & Resorts, Inc.	83,000	1,967,100

		31,639,282
Food & Staples Retailing — 0.6%
Ingles Markets, Inc. (Class A Stock)	8,100	277,425
Kroger Co. (The)	110,100	3,205,011
Walgreens Boots Alliance, Inc.	10,600	772,740

		4,255,176
Food Products — 1.3%
Archer-Daniels-Midland Co.(u)	92,500	4,649,975
Cal-Maine Foods, Inc.	7,900	381,570
J.M. Smucker Co. (The)	12,300	1,262,103
Pilgrim’s Pride Corp.*	43,500	786,915
Tyson Foods, Inc. (Class A Stock)	44,600	2,655,038

		9,735,601
Gas Utilities — 0.6%
UGI Corp.(u)	79,600	4,416,208
Health Care Equipment & Supplies — 7.2%
Abbott Laboratories(u)	114,000	8,363,040
ABIOMED, Inc.*	4,300	1,933,925
Align Technology, Inc.*(u)	15,700	6,142,154
Baxter International, Inc.(u)	63,400	4,887,506
Boston Scientific Corp.*	54,500	2,098,250
Danaher Corp.(u)	59,200	6,432,672
DENTSPLY SIRONA, Inc.	76,800	2,898,432
Edwards Lifesciences Corp.*(u)	24,000	4,178,400
Hill-Rom Holdings, Inc.	17,000	1,604,800
IDEXX Laboratories, Inc.*(u)	22,300	5,567,418
Inogen, Inc.*	9,600	2,343,552
Masimo Corp.*(u)	45,200	5,629,208
Medtronic PLC	7,900	777,123

		52,856,480
Health Care Providers & Services — 4.0%
Centene Corp.*	3,300	477,774
CVS Health Corp.(u)	84,100	6,620,352
Express Scripts Holding Co.*(u)	50,500	4,798,005
Humana, Inc.	2,000	677,040
MEDNAX, Inc.*	20,300	947,198
Molina Healthcare, Inc.*	10,400	1,546,480

A1166

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Tenet Healthcare Corp.*	75,400	$2,145,884
UnitedHealth Group, Inc.(u)	45,200	12,025,008
WellCare Health Plans, Inc.*	700	224,343

		29,462,084
Health Care Technology — 0.9%
athenahealth, Inc.*	7,900	1,055,440
Cerner Corp.*	47,000	3,027,270
HMS Holdings Corp.*	11,200	367,472
Veeva Systems, Inc. (Class A Stock)*	21,700	2,362,479

		6,812,661
Hotels, Restaurants & Leisure — 1.9%
Bloomin’ Brands, Inc.	73,900	1,462,481
Churchill Downs, Inc.	4,500	1,249,650
Extended Stay America, Inc.	70,200	1,420,146
Hilton Grand Vacations, Inc.*	73,400	2,429,540
Las Vegas Sands Corp.(u)	57,400	3,405,542
Marriott International, Inc. (Class A Stock)	10,800	1,425,924
McDonald’s Corp.	7,700	1,288,133
Penn National Gaming, Inc.*	29,200	961,264

		13,642,680
Household Durables — 0.5%
Cavco Industries, Inc.*	1,400	354,200
Meritage Homes Corp.*	28,200	1,125,180
NVR, Inc.*	400	988,320
Toll Brothers, Inc.	38,400	1,268,352

		3,736,052
Household Products — 0.7%
Procter & Gamble Co. (The)(u)	52,400	4,361,252
Spectrum Brands Holdings, Inc.	10,300	769,616

		5,130,868
Independent Power & Renewable Electricity Producers — 1.1%
AES Corp.	214,500	3,003,000
NRG Energy, Inc.(u)	142,900	5,344,460

		8,347,460
Industrial Conglomerates — 1.1%
General Electric Co.	90,200	1,018,358
Honeywell International, Inc.(u)	43,700	7,271,680

		8,290,038
Insurance — 2.0%
Allstate Corp. (The)	2,100	207,270
American Financial Group, Inc.(u)	30,400	3,373,488
CNA Financial Corp.	11,600	529,540
First American Financial Corp.	26,000	1,341,340
Genworth Financial, Inc. (Class A Stock)*	70,300	293,151
Lincoln National Corp.	16,400	1,109,624
MetLife, Inc.(u)	97,500	4,555,200
Old Republic International Corp.	131,000	2,931,780

		14,341,393
Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.*(u)	6,400	12,819,200
Expedia Group, Inc.	5,900	769,832
Groupon, Inc.*	394,300	1,486,511

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	16,600	$246,510
Netflix, Inc.*	4,100	1,533,933
Nutrisystem, Inc.	63,500	2,352,675
Qurate Retail, Inc.*(u)	168,300	3,737,943

		22,946,604
Internet Software & Services — 5.5%
Alphabet, Inc. (Class C Stock)*(u)	12,337	14,723,839
Alphabet, Inc. (Class A Stock)*(u)	7,800	9,415,224
Blucora, Inc.*	26,700	1,074,675
Envestnet, Inc.*	13,800	841,110
Facebook, Inc. (Class A Stock)*(u)	53,900	8,864,394
SPS Commerce, Inc.*	3,700	367,188
VeriSign, Inc.*(u)	25,100	4,019,012
Yelp, Inc.*	21,100	1,038,120

		40,343,562
IT Services — 7.0%
Accenture PLC (Class A Stock)(u)	41,400	7,046,280
Automatic Data Processing, Inc.(u)	43,600	6,568,776
Booz Allen Hamilton Holding Corp.(u)	90,000	4,466,700
CACI International, Inc. (Class A Stock)*	13,300	2,449,195
Cognizant Technology Solutions Corp. (Class A Stock)(u)	76,700	5,917,405
CoreLogic, Inc.*	6,000	296,460
DXC Technology Co.(u)	45,100	4,217,752
Leidos Holdings, Inc.	15,000	1,037,400
MAXIMUS, Inc.	16,600	1,079,996
Total System Services, Inc.(u)	47,200	4,660,528
Travelport Worldwide Ltd.	67,500	1,138,725
Visa, Inc. (Class A Stock)(u)	83,300	12,502,497

		51,381,714
Leisure Products — 0.1%
Vista Outdoor, Inc.*	35,600	636,884
Life Sciences Tools & Services — 2.0%
Bruker Corp.	41,600	1,391,520
Charles River Laboratories International, Inc.*	6,600	887,964
Illumina, Inc.*(u)	19,000	6,974,140
Medpace Holdings, Inc.*	30,900	1,851,219
Thermo Fisher Scientific, Inc.(u)	15,500	3,783,240

		14,888,083
Machinery — 2.5%
Caterpillar, Inc.(u)	40,800	6,221,592
Colfax Corp.*	10,500	378,630
Crane Co.	8,000	786,800
Cummins, Inc.(u)	28,200	4,119,174
Harsco Corp.*	30,400	867,920
IDEX Corp.	4,500	677,970
Oshkosh Corp.	43,800	3,120,312
PACCAR, Inc.	11,400	777,366
Pentair PLC (United Kingdom)	13,500	585,225
SPX Corp.*	6,600	219,846
SPX FLOW, Inc.*	9,000	468,000

		18,222,835

A1167

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine — 0.0%
Matson, Inc.	5,900	$233,876
Media — 1.8%
Cable One, Inc.	400	353,444
Comcast Corp. (Class A Stock)(u)	194,500	6,887,245
News Corp. (Class A Stock)	123,400	1,627,646
Sinclair Broadcast Group, Inc. (Class A Stock)	11,600	328,860
TEGNA, Inc.	138,500	1,656,460
Tribune Media Co. (Class A Stock)	33,300	1,279,719
Twenty-First Century Fox, Inc. (Class A Stock)	19,800	917,334

		13,050,708
Metals & Mining — 1.4%
Alcoa Corp.*	7,300	294,920
Freeport-McMoRan, Inc.(u)	289,300	4,027,056
Nucor Corp.(u)	62,800	3,984,660
Steel Dynamics, Inc.	40,500	1,830,195

		10,136,831
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Corp., REIT	52,100	882,574
Two Harbors Investment Corp.	52,100	777,853

		1,660,427
Multiline Retail — 1.2%
Kohl’s Corp.(u)	46,100	3,436,755
Macy’s, Inc.(u)	144,500	5,018,485

		8,455,240
Multi-Utilities — 0.8%
Ameren Corp.	25,100	1,586,822
CenterPoint Energy, Inc.	108,400	2,997,260
MDU Resources Group, Inc.	63,500	1,631,315

		6,215,397
Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.(u)	85,900	5,790,519
Cheniere Energy, Inc.*(u)	62,000	4,308,380
Chevron Corp.(u)	51,800	6,334,104
ConocoPhillips(u)	99,000	7,662,600
CONSOL Energy, Inc.*	17,000	693,770
Continental Resources, Inc.*(u)	60,000	4,096,800
Exxon Mobil Corp.(u)	21,400	1,819,428
Hess Corp.(u)	51,600	3,693,528
HollyFrontier Corp.	33,600	2,348,640
Kosmos Energy Ltd. (Ghana)*	77,000	719,950
Laredo Petroleum, Inc.*	41,700	340,689
Marathon Petroleum Corp.(u)	75,200	6,013,744
Murphy Oil Corp.	42,100	1,403,614
PBF Energy, Inc. (Class A Stock)(u)	77,000	3,843,070
Phillips 66(u)	43,100	4,858,232
Renewable Energy Group, Inc.*	20,300	584,640
Valero Energy Corp.(u)	56,300	6,404,125
World Fuel Services Corp.	26,800	741,824

		61,657,657
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	53,700	1,422,513

	Shares	Value
COMMON STOCKS (Continued)
Personal Products — 0.9%
Avon Products, Inc. (United Kingdom)*	11,300	$24,860
Herbalife Nutrition Ltd.*(u)	66,400	3,622,120
Medifast, Inc.	3,000	664,650
Nu Skin Enterprises, Inc. (Class A Stock)	14,000	1,153,880
USANA Health Sciences, Inc.*	9,700	1,169,335

		6,634,845
Pharmaceuticals — 4.4%
Allergan PLC(u)	29,500	5,619,160
Bristol-Myers Squibb Co.(u)	65,000	4,035,200
Horizon Pharma PLC*	56,000	1,096,480
Johnson & Johnson(u)	66,400	9,174,488
Mallinckrodt PLC*	50,200	1,471,362
Merck & Co., Inc.(u)	46,600	3,305,804
Pfizer, Inc.	26,700	1,176,669
Zoetis, Inc.(u)	71,300	6,528,228

		32,407,391
Professional Services — 0.7%
Insperity, Inc.	20,000	2,359,000
Kforce, Inc.	5,900	221,840
Korn/Ferry International	26,700	1,314,708
Robert Half International, Inc.	14,000	985,320

		4,880,868
Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*(u)	112,300	4,952,430
Road & Rail — 1.7%
CSX Corp.(u)	74,500	5,516,725
Landstar System, Inc.	8,600	1,049,200
Norfolk Southern Corp.(u)	28,500	5,144,250
Old Dominion Freight Line, Inc.	4,700	757,922

		12,468,097
Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc.(u)	46,700	4,317,882
Cabot Microelectronics Corp.	6,800	701,556
Cypress Semiconductor Corp.(u)	250,700	3,632,643
Diodes, Inc.*	9,600	319,584
Intel Corp.(u)	198,480	9,386,119
Micron Technology, Inc.*(u)	92,700	4,192,821
MKS Instruments, Inc.	23,600	1,891,540
NVIDIA Corp.(u)	15,500	4,355,810
SMART Global Holdings, Inc.*	27,700	796,098
Versum Materials, Inc.	8,000	288,080

		29,882,133
Software — 9.0%
Activision Blizzard, Inc.(u)	78,200	6,505,458
Adobe Systems, Inc.*(u)	33,300	8,989,335
Cadence Design Systems, Inc.*	48,200	2,184,424
Dell Technologies, Inc. (Class V Stock)*(u)	57,900	5,623,248
Fortinet, Inc.*(u)	66,000	6,089,820
Intuit, Inc.(u)	30,800	7,003,920
Microsoft Corp.(u)	200,100	22,885,437
MicroStrategy, Inc. (Class A Stock)*	1,200	168,744
Oracle Corp.	23,600	1,216,816
Progress Software Corp.	23,100	815,199
salesforce.com, Inc.*	18,000	2,862,540

A1168

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Synopsys, Inc.*	17,700	$1,745,397

		66,090,338
Specialty Retail — 3.3%
Advance Auto Parts, Inc.(u)	27,000	4,544,910
Asbury Automotive Group, Inc.*	18,900	1,299,375
AutoNation, Inc.*	16,000	664,800
Burlington Stores, Inc.*(u)	35,300	5,751,076
Dick’s Sporting Goods, Inc.(u)	109,700	3,892,156
Foot Locker, Inc.	39,100	1,993,318
Michaels Cos., Inc. (The)*	26,900	436,587
Murphy USA, Inc.*	6,900	589,674
Party City Holdco, Inc.*	16,400	222,220
TJX Cos., Inc. (The)	5,600	627,312
Ulta Beauty, Inc.*(u)	16,000	4,513,920

		24,535,348
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.(u)	98,400	22,212,816
Hewlett Packard Enterprise Co.(u)	252,500	4,118,275
HP, Inc.(u)	233,900	6,027,603
Western Digital Corp.	9,200	538,568

		32,897,262
Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc.*	19,600	3,184,804
NIKE, Inc. (Class B Stock)	25,400	2,151,888
VF Corp.	8,100	756,945
Wolverine World Wide, Inc.	26,600	1,038,730

		7,132,367
Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc.	91,800	1,897,506
Tobacco — 0.9%
Altria Group, Inc.(u)	81,300	4,903,203
Philip Morris International, Inc.	18,800	1,532,952

		6,436,155
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	8,200	641,650
BMC Stock Holdings, Inc.*	29,300	546,445
GMS, Inc.*	7,300	169,360
Univar, Inc.*	13,400	410,844
WESCO International, Inc.*	30,800	1,892,660

		3,660,959
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	39,300	1,812,909

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	29,000	882,470

TOTAL LONG-TERM INVESTMENTS (cost $748,380,363)		936,262,110

		Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
AFFILIATED MUTUAL FUND — 1.6%
PGIM Core Ultra Short Bond Fund (cost $11,772,485)(w)		11,772,485	11,772,485

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
2.128%	12/20/18	800	$796,216
(cost $796,218)

TOTAL SHORT-TERM INVESTMENTS (cost $12,568,703)			12,568,701

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.1% (cost $760,949,066)			948,830,811

		Shares
SECURITIES SOLD SHORT — (29.2)%

COMMON STOCKS
Aerospace & Defense — (0.3)%
Axon Enterprise, Inc.*		13,100	(896,433)
Mercury Systems, Inc.*		28,700	(1,587,684)

			(2,484,117)
Airlines — (0.2)%
Allegiant Travel Co.		8,500	(1,077,800)
Auto Components — (0.0)%
LCI Industries		3,200	(264,960)
Banks — (1.0)%
CenterState Bank Corp.		19,000	(532,950)
Community Bank System, Inc.		9,800	(598,486)
First Horizon National Corp.		50,900	(878,534)
First Republic Bank		44,700	(4,291,200)
Glacier Bancorp, Inc.		8,500	(366,265)
Union Bankshares Corp.		6,800	(262,004)

			(6,929,439)
Beverages — (0.1)%
MGP Ingredients, Inc.		5,700	(450,186)
Biotechnology — (3.4)%
Alder Biopharmaceuticals, Inc.*		53,600	(892,440)
BioCryst Pharmaceuticals, Inc.*		63,900	(487,557)
BioMarin Pharmaceutical, Inc.*		20,400	(1,978,188)
Clovis Oncology, Inc.*		57,900	(1,700,523)
Exact Sciences Corp.*		96,600	(7,623,672)
ImmunoGen, Inc.*		84,900	(804,003)
Invitae Corp.*		35,600	(595,588)
Portola Pharmaceuticals, Inc.*		72,200	(1,922,686)
Progenics Pharmaceuticals, Inc.*		91,000	(570,570)
Puma Biotechnology, Inc.*		11,700	(536,445)
Sarepta Therapeutics, Inc.*		43,100	(6,961,081)
Seattle Genetics, Inc.*		12,700	(979,424)

			(25,052,177)

A1169

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Products — (0.1)%
Allegion PLC	11,000	$(996,270)
Capital Markets — (0.7)%
CME Group, Inc.	27,300	(4,646,733)
MarketAxess Holdings, Inc.	4,000	(713,960)

		(5,360,693)
Chemicals — (0.8)%
International Flavors & Fragrances, Inc.	10,800	(1,502,496)
RPM International, Inc.	47,500	(3,084,650)
Sensient Technologies Corp.	20,200	(1,545,502)

		(6,132,648)
Commercial Services & Supplies — (0.2)%
ABM Industries, Inc.	51,900	(1,673,775)
Construction & Engineering — (0.1)%
Dycom Industries, Inc.*	9,400	(795,240)
Construction Materials — (0.5)%
Martin Marietta Materials, Inc.	18,900	(3,438,855)
Containers & Packaging — (0.4)%
Graphic Packaging Holding Co.	216,100	(3,027,561)
Electronic Equipment, Instruments & Components — (1.2)%
Cognex Corp.	36,900	(2,059,758)
Coherent, Inc.*	26,400	(4,545,816)
Fitbit, Inc. (Class A Stock)*	154,800	(828,180)
Rogers Corp.*	8,500	(1,252,220)

		(8,685,974)
Energy Equipment & Services — (0.1)%
Cactus, Inc. (Class A Stock)*	10,600	(405,768)
Oil States International, Inc.*	11,700	(388,440)

		(794,208)
Equity Real Estate Investment Trusts (REITs) — (1.3)%
Agree Realty Corp.	8,600	(456,832)
Alexandria Real Estate Equities, Inc.	9,900	(1,245,321)
CubeSmart	17,900	(510,687)
Healthcare Realty Trust, Inc.	54,200	(1,585,892)
Invitation Homes, Inc.	39,600	(907,236)
Macerich Co. (The)	20,500	(1,133,445)
Public Storage	18,500	(3,730,155)

		(9,569,568)
Health Care Equipment & Supplies — (3.2)%
AxoGen, Inc.*	25,800	(950,730)
DexCom, Inc.*	70,100	(10,027,104)
Insulet Corp.*	23,900	(2,532,205)
iRhythm Technologies, Inc.*	23,800	(2,252,908)
Nevro Corp.*	33,500	(1,909,500)
NuVasive, Inc.*	60,500	(4,294,290)
Wright Medical Group NV*	58,800	(1,706,376)

		(23,673,113)
Health Care Providers & Services — (0.5)%
BioTelemetry, Inc.*	27,800	(1,791,710)
Diplomat Pharmacy, Inc.*	42,600	(826,866)
Tivity Health, Inc.*	31,900	(1,025,585)

		(3,644,161)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology — (0.7)%
Medidata Solutions, Inc.*	29,400	$(2,155,314)
Teladoc Health, Inc.*	30,800	(2,659,580)
Vocera Communications, Inc.*	17,100	(625,518)

		(5,440,412)
Hotels, Restaurants & Leisure — (0.7)%
Caesars Entertainment Corp.*	529,000	(5,422,250)
Household Durables — (0.9)%
Leggett & Platt, Inc.	46,200	(2,023,098)
Roku, Inc.*	66,600	(4,863,798)

		(6,886,896)
Independent Power & Renewable Electricity Producers — (0.3)%
Ormat Technologies, Inc.	14,000	(757,540)
Pattern Energy Group, Inc. (Class A Stock)	50,900	(1,011,383)

		(1,768,923)
Insurance — (0.1)%
Markel Corp.*	500	(594,245)
Internet Software & Services — (0.8)%
2U, Inc.*	28,000	(2,105,320)
Alteryx, Inc. (Class A Stock)*	14,700	(840,987)
Box, Inc. (Class A Stock)*	102,100	(2,441,211)
Instructure, Inc.*	19,200	(679,680)

		(6,067,198)
IT Services — (2.8)%
Gartner, Inc.*	25,400	(4,025,900)
Global Payments, Inc.	20,600	(2,624,440)
Square, Inc. (Class A Stock)*	117,700	(11,653,477)
Worldpay, Inc. (Class A Stock)*	21,100	(2,136,797)

		(20,440,614)
Life Sciences Tools & Services — (0.4)%
Syneos Health, Inc.*	59,300	(3,056,915)
Machinery — (0.1)%
Chart Industries, Inc.*	3,500	(274,155)
Graco, Inc.	12,300	(569,982)

		(844,137)
Marine — (0.2)%
Kirby Corp.*	14,300	(1,176,175)
Media — (0.1)%
GCI Liberty, Inc. (Class A Stock)*	9,460	(482,460)
Metals & Mining — (0.3)%
Allegheny Technologies, Inc.*	84,700	(2,502,885)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Apollo Commercial Real Estate Finance, Inc.	17,900	(337,773)
Multi-Utilities — (0.7)%
Sempra Energy	47,700	(5,425,875)
Oil, Gas & Consumable Fuels — (2.8)%
Centennial Resource Development, Inc. (Class A Stock)*	113,700	(2,484,345)
Cimarex Energy Co.	19,800	(1,840,212)
EQT Corp.	143,000	(6,324,890)
Green Plains, Inc.	39,400	(677,680)
Parsley Energy, Inc. (Class A Stock)*	156,800	(4,586,400)

A1170

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
PDC Energy, Inc.*	56,500	$(2,766,240)
Ring Energy, Inc.*	29,700	(294,327)
SRC Energy, Inc.*	144,300	(1,282,827)

		(20,256,921)
Pharmaceuticals — (0.5)%
Aerie Pharmaceuticals, Inc.*	29,300	(1,803,415)
Amneal Pharmaceuticals, Inc.*	48,800	(1,082,872)
Medicines Co. (The)*	32,900	(984,039)

		(3,870,326)
Professional Services — (0.1)%
WageWorks, Inc.*	23,800	(1,017,450)
Road & Rail — (0.1)%
AMERCO	1,900	(677,635)
Semiconductors & Semiconductor Equipment — (1.0)%
Cree, Inc.*	20,300	(768,761)
Microchip Technology, Inc.	76,100	(6,005,051)
Synaptics, Inc.*	9,900	(451,638)

		(7,225,450)
Software — (1.5)%
Blackline, Inc.*	7,500	(423,525)
Everbridge, Inc.*	17,700	(1,020,228)
Pegasystems, Inc.	6,900	(431,940)
Proofpoint, Inc.*	35,600	(3,785,348)
PROS Holdings, Inc.*	15,900	(556,818)
Tableau Software, Inc. (Class A Stock)*	20,400	(2,279,496)
TiVo Corp.	16,200	(201,690)
Workday, Inc. (Class A Stock)*	17,100	(2,496,258)

		(11,195,303)
Specialty Retail — (0.4)%
At Home Group, Inc.*	36,900	(1,163,457)
Floor & Decor Holdings, Inc. (Class A Stock)*	44,500	(1,342,565)

		(2,506,022)
Trading Companies & Distributors — (0.5)%
SiteOne Landscape Supply, Inc.*	31,200	(2,350,608)
Watsco, Inc.	5,200	(926,120)

		(3,276,728)

TOTAL SECURITIES SOLD SHORT (proceeds received $198,983,502)		(214,523,338)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $561,965,564)		734,307,473
Other assets in excess of liabilities(z) — 0.1%		953,843

NET ASSETS — 100.0%		$735,261,316

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A1171

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
80	S&P 500 E-Mini Index	Dec. 2018	$11,676,000	$73,512
7	S&P Mid Cap 400 E-Mini Index	Dec. 2018	1,417,640	(17,890)

				$55,622

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co.	$—	$796,216

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,202,932	$—	$—
Air Freight & Logistics	329,820	—	—
Airlines	1,825,730	—	—
Auto Components	1,443,892	—	—
Automobiles	1,899,990	—	—
Banks	50,335,458	—	—
Beverages	8,250,840	—	—
Biotechnology	39,321,663	—	—
Building Products	7,022,645	—	—
Capital Markets	18,473,402	—	—
Chemicals	24,708,122	—	—
Commercial Services & Supplies	919,956	—	—
Communications Equipment	14,039,893	—	—
Construction & Engineering	1,795,129	—	—
Consumer Finance	10,631,046	—	—
Containers & Packaging	2,502,197	—	—
Distributors	2,867,972	—	—
Diversified Consumer Services	2,339,901	—	—
Diversified Financial Services	6,748,857	—	—
Diversified Telecommunication Services	17,547,304	—	—
Electric Utilities	6,372,775	—	—
Electrical Equipment	4,351,204	—	—
Electronic Equipment, Instruments & Components	10,169,702	—	—
Energy Equipment & Services	5,672,288	—	—
Equity Real Estate Investment Trusts (REITs)	31,639,282	—	—
Food & Staples Retailing	4,255,176	—	—
Food Products	9,735,601	—	—
Gas Utilities	4,416,208	—	—
Health Care Equipment & Supplies	52,856,480	—	—
Health Care Providers & Services	29,462,084	—	—
Health Care Technology	6,812,661	—	—

A1172

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$13,642,680	$—	$—
Household Durables	3,736,052	—	—
Household Products	5,130,868	—	—
Independent Power & Renewable Electricity Producers	8,347,460	—	—
Industrial Conglomerates	8,290,038	—	—
Insurance	14,341,393	—	—
Internet & Direct Marketing Retail	22,946,604	—	—
Internet Software & Services	40,343,562	—	—
IT Services	51,381,714	—	—
Leisure Products	636,884	—	—
Life Sciences Tools & Services	14,888,083	—	—
Machinery	18,222,835	—	—
Marine	233,876	—	—
Media	13,050,708	—	—
Metals & Mining	10,136,831	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,660,427	—	—
Multiline Retail	8,455,240	—	—
Multi-Utilities	6,215,397	—	—
Oil, Gas & Consumable Fuels	61,657,657	—	—
Paper & Forest Products	1,422,513	—	—
Personal Products	6,634,845	—	—
Pharmaceuticals	32,407,391	—	—
Professional Services	4,880,868	—	—
Real Estate Management & Development	4,952,430	—	—
Road & Rail	12,468,097	—	—
Semiconductors & Semiconductor Equipment	29,882,133	—	—
Software	66,090,338	—	—
Specialty Retail	24,535,348	—	—
Technology Hardware, Storage & Peripherals	32,897,262	—	—
Textiles, Apparel & Luxury Goods	7,132,367	—	—
Thrifts & Mortgage Finance	1,897,506	—	—
Tobacco	6,436,155	—	—
Trading Companies & Distributors	3,660,959	—	—
Transportation Infrastructure	1,812,909	—	—
Wireless Telecommunication Services	882,470	—	—
Affiliated Mutual Fund	11,772,485	—	—
U.S. Treasury Obligation	—	796,216	—
Common Stocks - Short
Aerospace & Defense	(2,484,117)	—	—
Airlines	(1,077,800)	—	—
Auto Components	(264,960)	—	—
Banks	(6,929,439)	—	—
Beverages	(450,186)	—	—
Biotechnology	(25,052,177)	—	—
Building Products	(996,270)	—	—
Capital Markets	(5,360,693)	—	—
Chemicals	(6,132,648)	—	—
Commercial Services & Supplies	(1,673,775)	—	—
Construction & Engineering	(795,240)	—	—
Construction Materials	(3,438,855)	—	—
Containers & Packaging	(3,027,561)	—	—
Electronic Equipment, Instruments & Components	(8,685,974)	—	—
Energy Equipment & Services	(794,208)	—	—
Equity Real Estate Investment Trusts (REITs)	(9,569,568)	—	—
Health Care Equipment & Supplies	(23,673,113)	—	—
Health Care Providers & Services	(3,644,161)	—	—
Health Care Technology	(5,440,412)	—	—
Hotels, Restaurants & Leisure	(5,422,250)	—	—
Household Durables	(6,886,896)	—	—
Independent Power & Renewable Electricity

A1173

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks - Short (continued)
Producers	$(1,768,923)	$—	$—
Insurance	(594,245)	—	—
Internet Software & Services	(6,067,198)	—	—
IT Services	(20,440,614)	—	—
Life Sciences Tools & Services	(3,056,915)	—	—
Machinery	(844,137)	—	—
Marine	(1,176,175)	—	—
Media	(482,460)	—	—
Metals & Mining	(2,502,885)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(337,773)	—	—
Multi-Utilities	(5,425,875)	—	—
Oil, Gas & Consumable Fuels	(20,256,921)	—	—
Pharmaceuticals	(3,870,326)	—	—
Professional Services	(1,017,450)	—	—
Road & Rail	(677,635)	—	—
Semiconductors & Semiconductor Equipment	(7,225,450)	—	—
Software	(11,195,303)	—	—
Specialty Retail	(2,506,022)	—	—
Trading Companies & Distributors	(3,276,728)	—	—
Other Financial Instruments*
Futures Contracts	55,622	—	—

Total	$733,566,879	$796,216	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1174

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	4,588,553	$49,464,602
AST AQR Emerging Markets Equity Portfolio*	116,543	1,367,052
AST AQR Large-Cap Portfolio*	6,907,052	138,002,894
AST BlackRock Low Duration Bond Portfolio*	480,938	5,184,516
AST BlackRock/Loomis Sayles Bond Portfolio*	1,943,739	26,182,163
AST ClearBridge Dividend Growth Portfolio*	4,249,836	78,621,963
AST Goldman Sachs Global Income Portfolio*	2,202,581	23,281,282
AST Goldman Sachs Large-Cap Value Portfolio*	633,250	20,536,307
AST Goldman Sachs Mid-Cap Growth Portfolio*	629,747	6,650,133
AST Goldman Sachs Small-Cap Value Portfolio*	123,268	3,073,069
AST High Yield Portfolio*	632,354	6,557,515
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,969,117	61,337,982
AST International Growth Portfolio*	4,553,279	83,097,336
AST International Value Portfolio*	3,878,537	79,703,943
AST Jennison Large-Cap Growth Portfolio* .	1,165,323	42,755,705
AST Loomis Sayles Large-Cap Growth Portfolio*	1,359,376	74,860,814
AST MFS Growth Portfolio*	1,493,193	42,914,361
AST MFS Large-Cap Value Portfolio*	3,009,971	61,463,601
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	89,733	3,188,222
AST Parametric Emerging Markets Equity Portfolio*	79,315	733,663
AST PIMCO Dynamic Bond Fund*	913,470	8,741,911
AST Prudential Core Bond Portfolio*	5,786,357	69,783,468
AST QMA International Core Equity Portfolio*	3,266,466	40,667,497
AST QMA Large-Cap Portfolio*	6,747,993	137,928,967
AST Small-Cap Growth Opportunities Portfolio*	866,423	19,884,408

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Small-Cap Growth Portfolio*	372,991	$19,910,261
AST Small-Cap Value Portfolio*	1,038,153	30,812,379
AST T. Rowe Price Large-Cap Growth Portfolio*	1,294,332	53,546,531
AST T. Rowe Price Large-Cap Value Portfolio*	3,945,949	61,477,884
AST WEDGE Capital Mid-Cap Value Portfolio*	121,526	3,192,489
AST Wellington Management Global Bond Portfolio*	5,439,345	58,200,987
AST Western Asset Core Plus Bond Portfolio*	4,450,910	55,235,787
AST Western Asset Emerging Markets Debt Portfolio*	95,634	1,030,937

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,145,989,260)(w)		1,369,390,629

SHORT-TERM INVESTMENT — 0.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $11,312,202)(w)	11,312,202	11,312,202

TOTAL INVESTMENTS — 100.3% (cost $1,157,301,462)		1,380,702,831
Liabilities in excess of other assets — (0.3)%		(3,584,721)

NET ASSETS — 100.0%		$1,377,118,110

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

A1175

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,380,702,831	$—	$—

A1176

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.6%

COMMON STOCKS — 65.7%
Australia — 0.4%
APN Outdoor Group Ltd.	108,825	$523,436
BlueScope Steel Ltd.	384,825	4,735,112
CSL Ltd.	22,868	3,326,980
Fortescue Metals Group Ltd.	200,723	569,680
Goodman Group, REIT	405,646	3,043,704
Macquarie Group Ltd.	85,014	7,724,248
OceanaGold Corp.	61,294	185,071

		20,108,231

Austria — 0.2%
ams AG*	22,400	1,250,467
ANDRITZ AG	43,392	2,531,114
KTM Industries AG	12,859	1,004,591
Raiffeisen Bank International AG	44,387	1,278,399
Schoeller-Bleckmann Oilfield Equipment AG	7,675	841,978
UNIQA Insurance Group AG	177,816	1,780,813
Wienerberger AG	76,200	1,905,292

		10,592,654

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	46,235	4,040,577

Bermuda — 0.1%
Bank of NT Butterfield & Son Ltd. (The)	34,665	1,797,727
Triton International Ltd.	94,158	3,132,637

		4,930,364

Brazil — 0.2%
Banco Santander Brasil SA, UTS	74,000	653,230
Construtora Tenda SA*	38,200	249,524
Cosan Ltd. (Class A Stock)	30,870	207,755
Estacio Participacoes SA	51,200	316,945
Fibria Celulose SA	70,400	1,312,630
Oi SA, ADR(a)	67,399	183,999
Petroleo Brasileiro SA (PRFC), ADR	98,290	1,028,113
Qualicorp Consultoria e Corretora de Seguros SA	53,800	216,077
Santos Brasil Participacoes SA*	261,300	171,459
Sao Martinho SA	185,500	843,318
SLC Agricola SA*	41,400	622,863
Suzano Papel e Celulose SA	19,200	228,153
Telefonica Brasil SA, ADR*	46,666	454,060
Tupy SA	48,200	241,087
Vale SA	128,300	1,898,187
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	71,600	221,614

		8,849,014

Canada — 1.6%
Aecon Group, Inc.	13,446	168,953
Algonquin Power & Utilities Corp.	22,307	230,729
Alimentation Couche-Tard, Inc. (Class B Stock)	72,996	3,651,354
ARC Resources Ltd.	27,995	312,103
Bank of Nova Scotia (The)	15,373	916,322
BCE, Inc.	153,288	6,210,321
Canadian Apartment Properties REIT	6,236	230,244
Canadian Imperial Bank of Commerce(a)	27,386	2,566,119

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Canadian Natural Resources Ltd.	13,501	$441,096
Canadian Tire Corp. Ltd. (Class A Stock)	24,738	2,898,501
Capital Power Corp.	6,057	133,693
CCL Industries, Inc. (Class B Stock)	9,365	422,119
CGI Group, Inc. (Class A Stock)*	57,201	3,688,073
Cogeco Communications, Inc.	2,625	131,489
Dream Global Real Estate Investment Trust, REIT	20,484	235,503
Emera, Inc.	4,133	128,503
Empire Co. Ltd. (Class A Stock)	26,184	477,197
Fairfax Financial Holdings Ltd.	4,637	2,519,234
Finning International, Inc.	10,455	255,375
Genworth MI Canada, Inc.(a)	16,040	528,892
George Weston Ltd.	3,665	277,418
Gran Tierra Energy, Inc.*	263,100	1,005,042
Husky Energy, Inc.	11,345	199,206
IAMGOLD Corp.*	37,296	137,155
Industrial Alliance Insurance & Financial Services, Inc.	19,388	775,280
Laurentian Bank of Canada(a)	14,670	483,832
Magna International, Inc.	175,577	9,223,009
Manulife Financial Corp.	351,291	6,279,804
Mercer International, Inc.	78,522	1,319,170
National Bank of Canada	96,303	4,809,745
Norbord, Inc.	46,860	1,552,749
Power Corp. of Canada	102,948	2,236,458
Quebecor, Inc. (Class B Stock)	48,307	968,646
Restaurant Brands International, Inc.(a)	28,359	1,681,122
Rogers Communications, Inc. (Class B Stock)	8,169	420,134
Royal Bank of Canada	146,480	11,741,988
Suncor Energy, Inc.	59,105	2,287,050
Teck Resources Ltd. (Class B Stock)	29,564	712,521
Toronto-Dominion Bank (The)	198,869	12,084,719
Transcontinental, Inc. (Class A Stock)	7,708	136,657
WestJet Airlines Ltd.	2,955	46,922
WSP Global, Inc.	1,210	66,221

		84,590,668

Chile — 0.0%
AES Gener SA	737,780	213,057
CAP SA	24,823	249,979
Empresas CMPC SA	195,057	787,184
Enel Chile SA	5,498,788	553,695
Latam Airlines Group SA	17,240	163,949

		1,967,864

China — 0.9%
Alibaba Group Holding Ltd., ADR*(a)	18,763	3,091,392
Anhui Conch Cement Co. Ltd. (Class H Stock)	145,000	873,892
Ausnutria Dairy Corp. Ltd.	479,000	519,959
Baidu, Inc., ADR*	5,048	1,154,377
Bank of China Ltd. (Class H Stock)	4,675,000	2,077,519
Bank of Communications Co. Ltd. (Class H Stock)	1,571,000	1,176,082
China Aircraft Leasing Group Holdings Ltd.	147,500	160,062
China Aoyuan Property Group Ltd.	399,000	270,744

A1177

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Cinda Asset Management Co. Ltd. (Class H Stock)	1,495,000	$378,066
China CITIC Bank Corp. Ltd. (Class H Stock)	440,000	281,286
China Communications Services Corp. Ltd. (Class H Stock)	550,000	506,177
China Construction Bank Corp. (Class H Stock)	4,042,000	3,528,836
China Lilang Ltd.	253,000	237,340
China Minsheng Banking Corp. Ltd. (Class H Stock)	657,500	488,148
China Mobile Ltd., ADR	30,239	1,479,594
China Petroleum & Chemical Corp. (Class H Stock)	1,676,000	1,679,423
China Railway Signal & Communication
Corp. Ltd. (Class H Stock), 144A	198,000	140,297
China Resources Cement Holdings Ltd.	620,000	721,922
China Sunshine Paper Holdings Co. Ltd.	1,125,000	214,048
China Suntien Green Energy Corp. Ltd. (Class H Stock)	1,012,000	282,257
China Telecom Corp. Ltd. (Class H Stock)	1,550,000	770,593
China Yuchai International Ltd.	9,197	158,832
China Zhongwang Holdings Ltd.	382,800	187,541
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	599,000	327,560
CITIC Ltd.	949,000	1,409,913
CITIC Telecom International Holdings Ltd.	472,000	161,173
CNOOC Ltd. (Class H Stock)	773,000	1,538,469
Country Garden Holdings Co. Ltd.	478,000	602,119
Future Land Development Holdings Ltd.	682,000	442,943
Great Wall Motor Co. Ltd. (Class H Stock)	602,000	384,475
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	76,000	271,209
Hisense Kelon Electrical Holdings Co. Ltd. (Class H Stock)	272,000	246,397
Hollysys Automation Technologies Ltd.	13,575	290,098
Hua Hong Semiconductor Ltd., 144A	201,000	432,700
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,000,000	1,460,203
Jupai Holdings Ltd., ADR(a)	22,317	192,373
Legend Holdings Corp. (Class H Stock), 144A	92,500	283,678
Livzon Pharmaceutical Group, Inc. (Class H Stock)	54,300	186,615
Luye Pharma Group Ltd., 144A	542,000	487,358
Metallurgical Corp. of China Ltd. (Class H Stock)	592,000	166,351
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	211,500	2,147,296
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	1,381,000	868,856
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	194,200	485,825
Shenzhen Expressway Co. Ltd. (Class H Stock)	304,000	305,139
Shenzhou International Group Holdings Ltd.	73,000	940,865
Shimao Property Holdings Ltd.	524,500	1,308,397
Sichuan Expressway Co. Ltd. (Class H Stock)	540,000	167,028

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
SINA Corp.*	2,869	$199,338
Springland International Holdings Ltd.	990,000	215,882
Tencent Holdings Ltd.	134,000	5,525,442
Tian Ge Interactive Holdings Ltd., 144A	409,000	252,980
Tianjin Capital Environmental Protection Group Co. Ltd. (Class H Stock)*	696,000	275,624
Tingyi Cayman Islands Holding Corp.	404,000	743,303
Uni-President China Holdings Ltd.	479,000	511,313
West China Cement Ltd.	1,358,000	255,571
Xtep International Holdings Ltd.	791,000	457,882
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (Class H Stock), 144A	61,200	255,279
Yuexiu Property Co. Ltd.	1,730,000	309,162
Yuexiu Transport Infrastructure Ltd.	348,000	276,482
Yuzhou Properties Co. Ltd.	660,000	268,598
Zhejiang Expressway Co. Ltd. (Class H Stock)	388,000	322,675

		45,354,958

Colombia — 0.0%
Ecopetrol SA	319,239	434,229
Grupo Aval Acciones y Valores SA, ADR	20,140	156,286
Interconexion Electrica SA ESP	39,793	179,705

		770,220

Czech Republic — 0.0%
Moneta Money Bank A/S, 144A	82,509	303,510

Denmark — 0.9%
Ambu A/S (Class B Stock)	182,000	4,360,278
Coloplast A/S (Class B Stock)	58,361	5,960,132
DSV A/S	117,282	10,652,252
FLSmidth & Co. A/S	20,800	1,291,702
GN Store Nord A/S	34,100	1,661,972
Novo Nordisk A/S (Class B Stock)	226,098	10,653,840
OW Bunker A/S*^(d)	53,469	—
Rockwool International A/S (Class B Stock)	3,554	1,518,240
Royal Unibrew A/S	22,734	1,869,474
SimCorp A/S	76,522	6,618,912
Topdanmark A/S	12,913	589,386
William Demant Holding A/S*	76,871	2,885,652

		48,061,840

Finland — 0.3%
Amer Sports OYJ*	37,200	1,517,397
DNA OYJ	26,885	600,864
Huhtamaki OYJ	40,461	1,293,139
Neste OYJ(a)	52,662	4,338,050
Outotec OYJ*	149,900	977,637
Stora Enso OYJ (Class R Stock)	217,583	4,173,293
UPM-Kymmene OYJ	110,676	4,340,211

		17,240,591

France — 2.6%
Aeroports de Paris	7,249	1,633,340
Air France-KLM*	176,824	1,844,192
Atos SE	35,120	4,176,141
AXA SA	82,407	2,219,249
BNP Paribas SA	94,652	5,796,325

A1178

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Cie Generale des Etablissements Michelin SCA	70,801	$8,457,104
Covivio, REIT	8,738	910,518
Credit Agricole SA	116,496	1,671,558
Dassault Systemes SE	47,007	7,034,513
Eiffage SA	26,535	2,961,462
Europcar Mobility Group, 144A	83,554	785,984
Hermes International	5,157	3,412,453
Ingenico Group SA	57,740	4,388,083
Interparfums SA	46,712	2,388,924
Ipsen SA	8,849	1,486,452
Kering SA	11,837	6,345,038
Klepierre SA, REIT	59,824	2,119,535
Korian SA	31,147	1,133,005
Legrand SA	51,941	3,783,399
L’Oreal SA.	22,378	5,391,768
LVMH Moet Hennessy Louis Vuitton SE(a)	48,001	16,968,362
Nexity SA	24,364	1,345,427
Peugeot SA	335,292	9,042,309
Remy Cointreau SA	7,412	963,823
Sanofi	77,942	6,921,893
Sartorius Stedim Biotech	28,254	3,888,905
Societe BIC SA	6,033	552,117
SPIE SA	65,334	1,299,526
Teleperformance	13,379	2,526,678
TOTAL SA(a)	202,250	13,088,545
Ubisoft Entertainment SA*	33,713	3,649,000
Vinci SA	112,443	10,700,537

		138,886,165

Germany — 2.1%
Aareal Bank AG	49,023	2,047,546
alstria office REIT-AG, REIT	84,964	1,259,609
Aroundtown SA	245,477	2,185,223
Axel Springer SE	15,590	1,047,483
Bayerische Motoren Werke AG	19,027	1,708,480
Bechtle AG	28,400	2,882,555
CANCOM SE	79,222	3,580,974
Deutsche Lufthansa AG	232,888	5,723,777
Deutsche Pfandbriefbank AG, 144A	90,583	1,353,596
Fraport AG Frankfurt Airport Services Worldwide.	19,349	1,704,918
Fresenius SE & Co. KGaA	99,370	7,282,376
GRENKE AG	16,000	1,901,925
Hella GmbH & Co. KGaA	25,600	1,424,638
Infineon Technologies AG	447,080	10,136,881
Jenoptik AG	77,800	2,858,784
Merck KGaA	49,905	5,150,000
MTU Aero Engines AG	22,940	5,162,699
Nemetschek SE	28,279	4,137,530
OSRAM Licht AG	19,670	778,403
Rational AG	3,974	2,875,435
Salzgitter AG	27,800	1,385,685
SAP SE	128,633	15,824,473
Scout24 AG, 144A	39,474	1,836,106
Siltronic AG	31,425	3,839,308
Stroeer SE & Co. KGaA(a)	31,155	1,781,477
Symrise AG	36,032	3,289,027
TAG Immobilien AG	43,409	1,031,977

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
TLG Immobilien AG	73,792	$1,920,833
TUI AG (Germany Stock Exchange)	184,423	3,536,380
TUI AG (London Stock Exchange)	83,112	1,597,510
Vonovia SE	111,083	5,426,318
Zalando SE, 144A*(a)	68,981	2,677,752

		109,349,678

Ghana — 0.1%
Tullow Oil PLC*	901,238	3,078,263

Hong Kong — 0.4%
AIA Group Ltd.	32,400	289,942
China Water Affairs Group Ltd.	244,000	273,678
CK Asset Holdings Ltd.	514,500	3,859,268
Emperor Entertainment Hotel Ltd.	530,000	101,502
Emperor Watch & Jewellery Ltd.	3,920,000	155,194
Hang Seng Bank Ltd.	179,700	4,878,735
Johnson Electric Holdings Ltd.	71,000	200,678
Kerry Properties Ltd.	392,000	1,329,571
Nine Dragons Paper Holdings Ltd.	2,154,000	2,331,856
Organic Tea Cosmetics Holdings Co. Ltd.	57,558	180,574
Sun Hung Kai Properties Ltd.	45,500	661,922
Texhong Textile Group Ltd.	136,000	203,898
Tongda Group Holdings Ltd.	1,440,000	211,932
WH Group Ltd., 144A	3,870,500	2,722,459
Xinyi Glass Holdings Ltd.	1,644,000	2,076,133
Yue Yuen Industrial Holdings Ltd.	325,000	903,368

		20,380,710

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	170,316	244,808

India — 0.0%
Vedanta Ltd., ADR	48,476	620,493

Indonesia — 0.0%
Aneka Tambang Tbk	2,517,600	142,829
Erajaya Swasembada Tbk PT	1,703,400	274,552
Japfa Comfeed Indonesia Tbk PT	1,962,300	270,133
Pool Advista Indonesia Tbk PT*	866,400	269,197
Sri Rejeki Isman Tbk PT	5,886,900	136,105

		1,092,816

Ireland — 0.5%
AerCap Holdings NV*(a)	101,304	5,827,006
Dalata Hotel Group PLC	268,404	2,128,665
Kerry Group PLC (Class A Stock)	41,133	4,544,556
Keywords Studios PLC	49,887	1,267,779
Kingspan Group PLC	156,148	7,280,413
Origin Enterprises PLC	99,302	655,488
Ryanair Holdings PLC, ADR*	54,714	5,254,733

		26,958,640

Israel — 0.1%
Bank Leumi Le-Israel BM	420,774	2,775,515
Israel Discount Bank Ltd. (Class A Stock)	258,084	857,754

		3,633,269

Italy — 0.5%
Buzzi Unicem SpA	65,500	1,357,382
De’ Longhi SpA	119,491	3,747,120
DiaSorin SpA	8,300	873,570

A1179

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Italy (cont’d.)
Enel SpA	1,816,243	$9,290,202
Fincantieri SpA	445,522	722,007
FinecoBank Banca Fineco SpA	164,000	2,191,441
Iren SpA	213,892	524,985
Poste Italiane SpA, 144A	487,301	3,884,952
Unipol Gruppo SpA	351,982	1,562,733

		24,154,392
Japan — 2.4%
Asahi Kasei Corp.	73,100	1,108,247
Bic Camera, Inc.	122,900	1,708,984
Canon Marketing Japan, Inc.	26,100	553,190
Daiwa House Industry Co. Ltd.	201,800	5,978,837
ITOCHU Corp.(a)	451,100	8,249,701
Japan Airlines Co. Ltd.	61,100	2,192,140
Keihin Corp.	33,500	691,432
Marubeni Corp.	694,600	6,351,055
Matsumotokiyoshi Holdings Co. Ltd.	61,700	2,530,640
Mitsubishi Chemical Holdings Corp.	588,600	5,616,835
Mitsubishi Corp.(a)	363,000	11,175,365
Mitsubishi Gas Chemical Co., Inc.	94,900	2,013,398
Mitsui & Co. Ltd.	505,500	8,980,745
Mizuho Financial Group, Inc.	716,600	1,248,100
Nippon Telegraph & Telephone Corp.	145,800	6,557,638
Nishimatsu Construction Co. Ltd.	60,000	1,516,870
Nissan Motor Co. Ltd.(a)	637,300	5,962,194
Rengo Co. Ltd.	195,100	1,664,637
Resona Holdings, Inc.	963,300	5,392,537
Sankyo Co. Ltd.	28,300	1,106,950
Sankyu, Inc.	24,200	1,357,743
Sojitz Corp.(a)	1,061,600	3,828,432
Sony Corp.	66,100	4,054,674
Sumitomo Corp.	388,100	6,460,674
Sumitomo Mitsui Construction Co. Ltd.	191,300	1,285,926
Sumitomo Mitsui Financial Group, Inc.	184,400	7,427,185
Sushiro Global Holdings Ltd.	18,500	1,096,536
Teijin Ltd.	139,300	2,669,552
TIS, Inc.	30,300	1,514,517
Toyota Motor Corp.	244,100	15,239,248
Welcia Holdings Co. Ltd.	12,400	702,429
Yamada Denki Co. Ltd.(a)	445,900	2,255,841

		128,492,252
Luxembourg — 0.1%
APERAM SA	36,100	1,650,675
ArcelorMittal	29,654	914,724

		2,565,399
Malaysia — 0.1%
Gadang Holdings Bhd	1,287,900	219,672
Genting Bhd	351,300	663,288
Hengyuan Refining Co. Bhd	102,200	157,357
Hong Leong Bank Bhd	31,700	157,277
Malaysia Airports Holdings Bhd	217,500	468,122
Malaysian Pacific Industries Bhd	137,200	401,893
MISC Bhd	94,900	138,676
Petronas Chemicals Group Bhd	479,300	1,084,274
Press Metal Aluminium Holdings Bhd	406,400	477,376
RHB Bank Bhd	464,800	606,030

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Sunway Bhd	459,090	$167,548
Unisem M Bhd	224,100	167,724

		4,709,237
Mexico — 0.0%
Corp Inmobiliaria Vesta SAB de CV	148,000	227,528
Industrias Bachoco SAB de CV, ADR(a)	13,488	727,408
Industrias Bachoco SAB de CV (Class B Stock)	48,400	217,896
Industrias CH SAB de CV (Class B Stock)*	34,000	139,895
Macquarie Mexico Real Estate Management SA de CV, REIT*	275,600	330,325
Megacable Holdings SAB de CV, UTS	57,900	298,596
Vitro SAB de CV (Class A Stock)	83,600	245,475

		2,187,123
Netherlands — 1.4%
Aalberts Industries NV	33,549	1,426,201
Aegon NV	1,073,441	6,957,925
ASM International NV	10,800	557,070
ASML Holding NV	37,457	6,985,488
ASR Nederland NV	93,878	4,468,945
BE Semiconductor Industries NV	104,536	2,203,495
IMCD NV	31,500	2,451,769
Koninklijke Ahold Delhaize NV	408,731	9,342,436
Koninklijke DSM NV	52,509	5,548,248
NN Group NV	87,962	3,919,281
OCI NV*	49,700	1,587,375
Royal Dutch Shell PLC (Class A Stock)	272,122	9,295,868
Royal Dutch Shell PLC (Class B Stock)	261,289	9,133,725
Signify NV, 144A	86,649	2,238,479
Wolters Kluwer NV	90,764	5,662,870

		71,779,175
New Zealand — 0.0%
Air New Zealand Ltd.	558,748	1,145,329
Norway — 0.3%
Austevoll Seafood ASA	52,310	720,466
BW Offshore Ltd.*	81,471	646,134
Elkem ASA, 144A*	447,146	2,234,983
Grieg Seafood ASA	71,000	936,724
Leroy Seafood Group ASA	109,681	894,505
Marine Harvest ASA	134,979	3,121,750
Nordic American Offshore Ltd.	1,240	1,203
Petroleum Geo-Services ASA*	333,300	1,495,709
Salmar ASA	34,206	1,701,354
Storebrand ASA	254,003	2,265,076

		14,017,904
Philippines — 0.0%
DMCI Holdings, Inc.	613,050	129,261
Poland — 0.0%
Asseco Poland SA	22,635	292,688
KGHM Polska Miedz SA*	23,098	557,317
Tauron Polska Energia SA*	595,220	286,201

		1,136,206
Puerto Rico — 0.0%
OFG Bancorp(a)	31,597	510,292

A1180

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Russia — 0.1%
Evraz PLC	384,427	$2,832,575
Globaltrans Investment PLC, GDR	22,510	231,421
Magnitogorsk Iron & Steel Works PJSC, GDR*	24,792	256,349
Novolipetsk Steel PJSC, GDR	23,311	627,181
Severstal PJSC, GDR	51,466	849,394
TCS Group Holding PLC, GDR	16,479	304,862
VTB Bank PJSC, GDR	220,559	294,243

		5,396,025
Singapore — 0.1%
BOC Aviation Ltd., 144A	177,900	1,380,178
United Overseas Bank Ltd.	237,900	4,712,639

		6,092,817
South Africa — 0.3%
Anglo American PLC	333,420	7,462,396
Astral Foods Ltd.	16,774	292,607
Emira Property Fund Ltd., REIT	142,844	150,926
Investec Ltd.	216,729	1,522,657
Liberty Holdings Ltd.	41,032	326,371
MMI Holdings Ltd.*	166,204	203,921
Naspers Ltd. (Class N Stock)	4,059	873,169
Nedbank Group Ltd.	41,108	768,143
Old Mutual Ltd.	314,668	664,996
RMB Holdings Ltd.	131,191	733,367
Standard Bank Group Ltd.	51,908	641,699
Super Group Ltd.*	65,502	185,083
Telkom SA SOC Ltd.	157,399	575,329
Tsogo Sun Holdings Ltd.	106,849	154,403

		14,555,067
South Korea — 0.4%
Autech Corp.	14,707	141,962
Daesang Corp.	8,593	203,403
Daewoong Co. Ltd.	13,413	218,087
Daou Technology, Inc.	6,966	140,689
Dentium Co. Ltd.	7,329	664,603
DGB Financial Group, Inc.	24,089	220,403
Dong-A Socio Holdings Co. Ltd.	1,678	171,415
Doosan Infracore Co. Ltd.*	32,595	288,435
DY POWER Corp.	9,007	138,190
Green Cross Holdings Corp.	5,806	150,708
GS Holdings Corp.	10,786	535,227
Hana Financial Group, Inc.	29,063	1,166,078
Hanjin Kal Corp.	8,363	169,585
Hankook Tire Co. Ltd.	4,297	193,612
Hanwha General Insurance Co. Ltd.	35,265	223,323
HB Technology Co. Ltd.	87,107	218,483
Huons Co. Ltd.	3,416	304,876
Huons Global Co. Ltd.	3,591	178,333
Hyosung Corp.	6,769	293,030
Hyundai Corp. Holdings, Inc.	6,016	199,054
Industrial Bank of Korea	53,510	735,258
KCC Engineering & Construction Co. Ltd.	14,497	132,325
Korea Asset In Trust Co. Ltd.	37,910	190,703
Korea Electric Power Corp., ADR(a)	23,277	306,558
Korea Real Estate Investment & Trust Co. Ltd.	71,319	179,311

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Korean Reinsurance Co.	40,691	$383,546
Kwang Dong Pharmaceutical Co. Ltd.	21,371	147,478
Kwangju Bank Co. Ltd.	15,357	154,323
Lotte Non-Life Insurance Co. Ltd.	117,771	292,201
Mecaro Co. Ltd.	7,472	140,784
Orion Holdings Corp.	12,342	209,621
PSK, Inc.	16,598	249,729
Samjin Pharmaceutical Co. Ltd.	2,732	143,417
Samsung Electronics Co. Ltd.	172,662	7,227,136
SK Hynix, Inc.	35,279	2,327,022
SK Telecom Co. Ltd.	1,044	265,494
Taekwang Industrial Co. Ltd.	105	157,651
Taeyoung Engineering & Construction Co. Ltd.	21,141	242,400
Ubiquoss, Inc.	4,029	143,108
UniTest, Inc.	17,908	251,218
Woongjin Thinkbig Co. Ltd.	65,190	278,253

		19,977,032
Spain — 0.5%
Aena SME SA, 144A	20,070	3,477,251
Amadeus IT Group SA	99,942	9,273,884
Banco Santander SA	140,825	707,568
Cia de Distribucion Integral Logista Holdings SA	39,754	1,021,607
CIE Automotive SA	41,208	1,290,400
Ence Energia y Celulosa SA	63,964	649,507
Global Dominion Access SA, 144A*	37,249	226,777
Industria de Diseno Textil SA	156,293	4,726,367
Merlin Properties Socimi SA, REIT	101,877	1,384,349
Repsol SA	244,165	4,852,330
Unicaja Banco SA, 144A	781,377	1,273,902

		28,883,942
Sweden — 1.1%
AAK AB	88,200	1,528,976
Assa Abloy AB (Class B Stock)	391,365	7,856,211
Atlas Copco AB (Class A Stock)	170,376	4,905,975
BioGaia AB (Class B Stock)	38,196	1,918,068
Castellum AB(a)	94,707	1,696,081
Elekta AB (Class B Stock)	195,023	2,618,560
Epiroc AB (Class A Stock)*	105,049	1,174,276
Hexagon AB (Class B Stock)	107,163	6,281,391
Hexpol AB	254,230	2,797,147
Indutrade AB	56,300	1,523,249
NetEnt AB*	151,172	611,654
Nibe Industrier AB (Class B Stock)	63,774	763,712
Peab AB	35,646	325,912
Sandvik AB	262,239	4,646,497
Scandi Standard AB	72,387	466,137
Svenska Cellulosa AB SCA (Class B Stock)	256,811	2,906,132
Swedbank AB (Class A Stock)	190,932	4,727,045
Swedish Match AB	68,457	3,501,771
Tobii AB*(a)	203,500	1,016,958
Trelleborg AB (Class B Stock)	212,862	4,333,335
Vitrolife AB	160,995	2,361,412
Volvo AB (Class B Stock)	83,521	1,473,632

		59,434,131

A1181

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Switzerland — 1.2%
Barry Callebaut AG	879	$1,658,964
Chocoladefabriken Lindt & Spruengli AG-PC	378	2,645,558
Chocoladefabriken Lindt & Spruengli AG-REG	15	1,227,874
Cie Financiere Richemont SA	82,692	6,714,285
Coca-Cola HBC AG*	83,397	2,838,344
CRISPR Therapeutics AG*(a)	7,380	327,303
Ferrexpo PLC	447,689	1,165,934
Galenica AG, 144A*	14,299	812,266
Georg Fischer AG	2,806	3,167,743
Interroll Holding AG	1,725	3,361,874
Julius Baer Group Ltd.*	39,574	1,968,139
Lonza Group AG*	30,033	10,228,730
Nestle SA	25,524	2,126,127
OC Oerlikon Corp. AG*	138,700	1,898,671
Partners Group Holding AG	12,505	9,894,893
Roche Holding AG	5,325	1,288,697
STMicroelectronics NV	54,110	986,705
Sunrise Communications Group AG, 144A*	13,900	1,256,280
Swiss Life Holding AG*	16,692	6,316,998
Temenos AG*	7,400	1,197,425
VAT Group AG, 144A*	26,391	2,957,210

		64,040,020
Taiwan — 0.3%
Acter Co. Ltd.	20,000	131,971
AmTRAN Technology Co. Ltd.*	328,000	144,538
Asia Vital Components Co. Ltd.	307,000	274,337
Career Technology MFG. Co. Ltd.	193,000	247,933
Center Laboratories, Inc.*	118,000	279,454
Chicony Power Technology Co. Ltd.	137,604	189,444
China Development Financial Holding Corp.	2,374,000	886,287
China General Plastics Corp.	160,000	133,857
China Motor Corp.	305,000	256,285
Co-Tech Development Corp.	267,000	277,932
CTBC Financial Holding Co. Ltd.	1,182,000	890,165
E.Sun Financial Holding Co. Ltd.	1,097,000	809,319
Far Eastern International Bank	823,000	290,985
Far Eastern New Century Corp.	628,000	735,367
First Financial Holding Co. Ltd.	964,469	656,744
Formosa Advanced Technologies Co. Ltd.	126,000	138,766
Fulgent Sun International Holding Co. Ltd.	89,000	146,035
Gigabyte Technology Co. Ltd.	169,000	267,712
Globalwafers Co. Ltd.	60,000	662,340
Great Wall Enterprise Co. Ltd.	170,000	210,196
HannStar Display Corp.	1,090,000	269,308
Hanpin Electron Co. Ltd.	126,000	142,498
Hon Hai Precision Industry Co. Ltd., GDR	58,217	306,804
King Yuan Electronics Co. Ltd.	344,000	229,678
Lien Hwa Industrial Corp.	514,000	594,696
Mitac Holdings Corp.	574,754	534,818
Pegatron Corp.	71,000	142,076
Powertech Technology, Inc.	120,000	327,056
SinoPac Financial Holdings Co. Ltd.	1,525,000	556,352
Supreme Electronics Co. Ltd.	225,000	221,309
Systex Corp.	162,000	340,161
TaiDoc Technology Corp.	53,000	243,711
Taiwan Cooperative Financial Holding Co. Ltd.	827,502	503,930

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd.	422,000	$3,615,994
Tripod Technology Corp.	96,000	262,126
Walsin Lihwa Corp.	308,000	207,832
WPG Holdings Ltd.	296,000	367,757
Yageo Corp.	14,000	211,749

		16,707,522
Thailand — 0.1%
Airports of Thailand PCL	482,700	978,397
AP Thailand PCL	922,200	259,545
Home Product Center PCL	1,356,000	662,396
Kiatnakin Bank PCL	118,900	276,815
PTT Exploration & Production PCL	484,200	2,323,235
PTT Global Chemical PCL	191,800	482,176
PTT PCL	88,200	148,148
Thanachart Capital PCL	370,400	615,809

		5,746,521
Turkey — 0.0%
EGE Endustri VE Ticaret A/S	4,264	303,767
Turkcell Iletisim Hizmetleri A/S, ADR	45,556	219,580

		523,347
United Arab Emirates — 0.0%
NMC Health PLC	12,675	560,075
United Kingdom — 3.3%
3i Group PLC	177,347	2,172,956
accesso Technology Group PLC*	56,897	2,185,150
ASOS PLC*	81,605	6,120,982
Auto Trader Group PLC, 144A	733,570	4,271,884
Barratt Developments PLC	417,679	3,086,582
Bellway PLC	56,535	2,220,030
Berkeley Group Holdings PLC	72,852	3,489,398
Blue Prism Group PLC*(a)	51,915	1,610,905
BP PLC	2,075,234	15,893,676
British American Tobacco PLC	406,935	18,990,006
British American Tobacco PLC, ADR	27,506	1,282,605
Bunzl PLC	56,996	1,791,899
Compass Group PLC	277,455	6,163,816
DCC PLC	73,215	6,641,855
easyJet PLC	189,191	3,241,061
Fiat Chrysler Automobiles NV*	556,481	9,728,252
Genel Energy PLC*	81,865	264,432
Genus PLC	81,400	2,538,114
Halma PLC	85,107	1,601,135
HomeServe PLC	202,743	2,699,219
Howden Joinery Group PLC	498,894	3,051,261
Indivior PLC*	250,800	602,516
Intermediate Capital Group PLC	117,245	1,664,246
International Consolidated Airlines Group SA	408,124	3,514,832
J Sainsbury PLC	736,202	3,085,626
JD Sports Fashion PLC	243,576	1,457,853
Melrose Industries PLC	796,000	2,073,980
Oxford Instruments PLC	97,594	1,265,079
Pagegroup PLC	107,205	799,328
Persimmon PLC	154,150	4,754,139
Prudential PLC	423,192	9,708,251

A1182

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Reckitt Benckiser Group PLC	118,846	$10,853,302
Redrow PLC	105,991	807,156
Rightmove PLC	257,910	1,582,543
Rotork PLC	923,915	4,012,150
Royal Mail PLC	409,882	2,545,814
RPC Group PLC	110,175	1,139,798
Senior PLC	681,100	2,771,704
Spectris PLC	41,514	1,283,214
Spirax-Sarco Engineering PLC	41,587	3,952,589
SSP Group PLC	76,164	719,708
St. James’s Place PLC	326,745	4,873,262
Superdry PLC	39,571	561,117
Tesco PLC	1,454,393	4,547,988
Unilever NV, CVA	116,799	6,491,281
Vesuvius PLC	175,700	1,477,252

		175,589,946
United States — 43.0%
2U, Inc.*	11,848	890,851
AAR Corp.	22,395	1,072,497
Abbott Laboratories	224,229	16,449,439
AbbVie, Inc.	118,904	11,245,940
ABIOMED, Inc.*	392	176,301
Abraxas Petroleum Corp.*	406,764	947,760
Accenture PLC (Class A Stock)	34,300	5,837,859
ACCO Brands Corp.	80,000	903,999
Addus HomeCare Corp.*	14,300	1,003,145
Adobe Systems, Inc.*	22,607	6,102,760
Aerovironment, Inc.*	1,184	132,809
AES Corp.	86,438	1,210,131
Aetna, Inc.	33,041	6,702,367
Aflac, Inc.	173,650	8,173,706
AGNC Investment Corp., REIT	72,218	1,345,421
Air Lease Corp.	31,157	1,429,483
Air Products & Chemicals, Inc.	16,199	2,706,043
Air Transport Services Group, Inc.*	48,105	1,032,814
Aircastle Ltd.	20,432	447,665
Albemarle Corp.(a)	42,010	4,191,758
Align Technology, Inc.*	6,136	2,400,526
Allegheny Technologies, Inc.*(a)	25,430	751,457
Allegiant Travel Co.	4,294	544,479
Allergan PLC	11,724	2,233,188
Alliance Resource Partners LP, MLP	54,100	1,103,639
Allstate Corp. (The)	23,629	2,332,182
Ally Financial, Inc.	135,596	3,586,514
Alphabet, Inc. (Class A Stock)*	24,715	29,832,982
Alphabet, Inc. (Class C Stock)*	16,797	20,046,716
Alteryx, Inc. (Class A Stock)*(a)	11,627	665,181
Altria Group, Inc.	30,645	1,848,200
Amazon.com, Inc.*	36,676	73,462,027
Amdocs Ltd.	30,619	2,020,242
Amedisys, Inc.*(a)	10,300	1,287,087
Ameren Corp.	170,938	10,806,700
American Eagle Outfitters, Inc.	67,996	1,688,341
American Electric Power Co., Inc.	113,089	8,015,748
American Equity Investment Life Holding Co.	53,455	1,890,169
American Railcar Industries, Inc.(a)	5,909	272,405
American Tower Corp., REIT	59,275	8,612,658

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
American Woodmark Corp.*	8,142	$638,740
AmerisourceBergen Corp.	24,601	2,268,704
AMETEK, Inc.	20,230	1,600,598
Amgen, Inc.	101,496	21,039,106
Amicus Therapeutics, Inc.*(a)	21,912	264,916
AmTrust Financial Services, Inc.*(a)	85,570	1,242,476
Annaly Capital Management, Inc., REIT	1,026,780	10,503,957
Anthem, Inc.	94,594	25,923,486
Anworth Mortgage Asset Corp., REIT	25,940	120,102
Apollo Investment Corp.	43,328	235,704
Apple Hospitality REIT, Inc., REIT	203,659	3,561,996
Apple, Inc.	475,073	107,242,979
Applied Materials, Inc.	32,280	1,247,621
Arbor Realty Trust, Inc., REIT(a)	39,374	452,014
Archer-Daniels-Midland Co.	50,612	2,544,265
Arena Pharmaceuticals, Inc.*	11,364	522,971
ARMOUR Residential REIT, Inc., REIT(a)	49,740	1,116,663
Array BioPharma, Inc.*	34,815	529,188
Arrow Electronics, Inc.*	80,976	5,969,551
Aspen Technology, Inc.*	6,670	759,780
Associated Banc-Corp.	162,054	4,213,404
AT&T, Inc.	834,661	28,027,906
Athene Holding Ltd. (Class A Stock)*	168,003	8,679,035
Atlas Air Worldwide Holdings, Inc.*	3,063	195,266
Atmos Energy Corp.	16,281	1,528,949
Audentes Therapeutics, Inc.*	9,827	389,051
Avangrid, Inc.(a)	57,951	2,777,591
Avanos Medical, Inc.*(a)	22,865	1,566,253
Avery Dennison Corp.	14,795	1,603,038
Avis Budget Group, Inc.*(a)	33,513	1,077,108
AxoGen, Inc.*	17,985	662,747
Axon Enterprise, Inc.*	48,880	3,344,858
Bancorp, Inc. (The)*	60,665	581,777
Bank of America Corp.	1,163,233	34,268,844
Bank of New York Mellon Corp. (The)	31,208	1,591,296
Bausch Health Cos., Inc.*	13,900	356,957
Baxter International, Inc.	135,796	10,468,514
Becton, Dickinson & Co.	21,281	5,554,341
Berkshire Hathaway, Inc. (Class B Stock)*	42,801	9,164,122
Best Buy Co., Inc.	120,542	9,566,213
BG Staffing, Inc.	23,455	637,976
BGC Partners, Inc. (Class A Stock)	242,702	2,868,738
Biogen, Inc.*	481	169,942
BioMarin Pharmaceutical, Inc.*(a)	78,355	7,598,084
BioSpecifics Technologies Corp.*	6,355	371,704
BioTelemetry, Inc.*	17,942	1,156,362
BJ’s Restaurants, Inc.	11,742	847,772
Black Knight, Inc.*	13,140	682,623
BlackRock, Inc.	16,923	7,976,318
Blueprint Medicines Corp.*	8,507	664,056
Bluerock Residential Growth REIT, Inc., REIT(a)	26,480	259,504
Boeing Co. (The)	73,614	27,377,047
Boingo Wireless, Inc.*	56,108	1,958,169
Boot Barn Holdings, Inc.*	44,500	1,264,245
Boston Beer Co., Inc. (The) (Class A Stock)*	3,700	1,063,750
Box, Inc. (Class A Stock)*	31,016	741,593
Brady Corp. (Class A Stock)	2,944	128,800

A1183

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Brinker International, Inc.(a)	5,001	$233,697
Brink’s Co. (The)	13,714	956,552
Bristol-Myers Squibb Co.	134,687	8,361,369
Brixmor Property Group, Inc., REIT	36,342	636,348
Broadridge Financial Solutions, Inc.	67,815	8,948,189
Buckle, Inc. (The)(a)	21,955	506,063
Cabot Microelectronics Corp.	39,215	4,045,812
CACI International, Inc. (Class A Stock)*	3,646	671,411
Cadence BanCorp.	102,557	2,678,789
CAI International, Inc.*	23,288	532,597
Calavo Growers, Inc.(a)	13,608	1,314,533
Callaway Golf Co.	37,769	917,409
Capital One Financial Corp.	70,185	6,662,662
Carbonite, Inc.*	24,602	877,061
Cardinal Health, Inc.	42,332	2,285,928
Cardlytics, Inc.*(a)	28,619	716,620
Carnival Corp.(a)	10,770	686,803
Carnival PLC	57,307	3,562,330
Carrizo Oil & Gas, Inc.*	45,145	1,137,654
Catalent, Inc.*	37,610	1,713,136
Caterpillar, Inc.	77,523	11,821,482
Cato Corp. (The) (Class A Stock)	41,300	868,126
CBL & Associates Properties, Inc., REIT(a)	42,787	170,720
CBTX, Inc.(a)	15,205	540,386
Celanese Corp. (Class A Stock)	5,099	581,286
Centene Corp.*	19,493	2,822,197
CenterPoint Energy, Inc.(a)	369,029	10,203,652
CenterState Bank Corp.	34,000	953,700
Central Garden & Pet Co.*(a)	24,690	889,828
CenturyLink, Inc.(a)	11,727	248,612
Charles River Laboratories International, Inc.*	12,110	1,629,279
Chart Industries, Inc.*	15,889	1,244,585
Chatham Lodging Trust, REIT	37,275	778,675
Chegg, Inc.*(a)	24,127	685,931
Chemed Corp.	3,679	1,175,735
Chevron Corp.	226,176	27,656,801
Chimera Investment Corp., REIT	36,075	654,040
Chubb Ltd.	39,895	5,331,568
Churchill Downs, Inc.(a)	6,061	1,683,140
Cigna Corp.	70,794	14,742,851
Cirrus Logic, Inc.*	1,388	53,577
Cisco Systems, Inc.	559,482	27,218,799
Citigroup, Inc.	111,017	7,964,360
Citizens Financial Group, Inc.	55,832	2,153,440
Clarus Corp.	43,240	477,802
CME Group, Inc.	841	143,147
CNA Financial Corp.	54,954	2,508,650
CNO Financial Group, Inc.	134,105	2,845,708
Coca-Cola Co. (The)	7,729	357,003
Columbia Sportswear Co.	11,090	1,032,146
Columbus McKinnon Corp.	22,720	898,349
Comcast Corp. (Class A Stock)	864,215	30,601,853
Comerica, Inc.	28,042	2,529,388
Compass Diversified Holdings, MLP	22,010	399,482
CONMED Corp.	4,120	326,386
ConocoPhillips	83,345	6,450,903
CONSOL Energy, Inc.*	46,441	1,895,257
Constellation Brands, Inc. (Class A Stock)	55,286	11,920,767

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Copart, Inc.*	29,217	$1,505,552
Corning, Inc.	290,901	10,268,805
Costco Wholesale Corp.	54,685	12,844,413
Covenant Transportation Group, Inc. (Class A Stock)*	17,201	499,861
CryoPort, Inc.*(a)	55,514	711,134
CubeSmart, REIT	235,108	6,707,631
Cullen/Frost Bankers, Inc.	13,030	1,360,853
Curo Group Holdings Corp.*	35,782	1,081,690
Cutera, Inc.*	4,820	156,891
CVS Health Corp.	175,370	13,805,126
Cymabay Therapeutics, Inc.*	28,926	320,500
CytomX Therapeutics, Inc.*	11,818	218,633
Danaher Corp.	130,936	14,227,506
Deckers Outdoor Corp.*	19,693	2,335,196
Delek US Holdings, Inc.(a)	29,740	1,261,868
Dell Technologies, Inc. (Class V Stock)*	18,452	1,792,058
Delta Air Lines, Inc.	41,847	2,420,012
Dicerna Pharmaceuticals, Inc.*	16,995	259,344
Dine Brands Global, Inc.(a)	16,155	1,313,563
Discover Financial Services	31,365	2,397,854
DMC Global, Inc.	19,849	809,839
Domtar Corp.	91,518	4,774,494
DowDuPont, Inc.	140,270	9,020,764
DTE Energy Co.(a)	76,800	8,381,184
Duke Energy Corp.	24,639	1,971,613
DXC Technology Co.	132,574	12,398,320
E*TRADE Financial Corp.*	35,347	1,851,829
Eastman Chemical Co.	14,455	1,383,633
Echo Global Logistics, Inc.*	26,882	831,998
Editas Medicine, Inc.*(a)	12,181	387,599
Eldorado Resorts, Inc.*(a)	32,509	1,579,937
Eli Lilly & Co.	120,141	12,892,331
Emergent BioSolutions, Inc.*	18,945	1,247,149
Encompass Health Corp.	24,137	1,881,479
Engility Holdings, Inc.*	22,700	816,973
Enova International, Inc.*	13,100	377,280
Entegris, Inc.	16,409	475,041
Entergy Corp.(a)	49,132	3,986,079
Enterprise Financial Services Corp.	6,760	358,618
EOG Resources, Inc.	79,834	10,184,423
Essendant, Inc.	69,090	885,734
Essent Group Ltd.*	26,370	1,166,873
Estee Lauder Cos., Inc. (The) (Class A Stock)	92,049	13,376,561
Everbridge, Inc.*(a)	14,201	818,546
Everest Re Group Ltd.	16,517	3,773,639
Exelixis, Inc.*	10,430	184,820
Exelon Corp.	231,221	10,095,109
Express Scripts Holding Co.*	62,704	5,957,507
Extended Stay America, Inc., UTS	22,020	445,465
Extra Space Storage, Inc., REIT	18,791	1,628,052
Exxon Mobil Corp.	230,817	19,624,061
Facebook, Inc. (Class A Stock)*	144,421	23,751,478
FedEx Corp.	21,120	5,085,485
FedNat Holding Co.	20,300	517,244
FibroGen, Inc.*	7,893	479,500
Fidelity National Information Services, Inc.	14,174	1,545,958
First American Financial Corp.	73,668	3,800,532

A1184

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
First Data Corp. (Class A Stock)*	52,500	$1,284,675
First Financial Bankshares, Inc.(a)	21,500	1,270,650
First Merchants Corp.	19,670	884,953
Five9, Inc.*	20,396	891,101
FleetCor Technologies, Inc.*	23,009	5,242,371
FLIR Systems, Inc.	38,716	2,379,873
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	18,420	555,731
Fortinet, Inc.*	42,156	3,889,734
Fortive Corp.(a)	84,150	7,085,430
Forward Air Corp.	12,580	901,986
FTI Consulting, Inc.*	27,438	2,008,187
Gaming and Leisure Properties, Inc., REIT	61,751	2,176,723
General Motors Co.	157,850	5,314,810
Genomic Health, Inc.*	30,570	2,146,625
G-III Apparel Group Ltd.*	27,855	1,342,332
Gilead Sciences, Inc.	52,085	4,021,483
Global Blood Therapeutics, Inc.*(a)	8,935	339,530
Globus Medical, Inc. (Class A Stock)*	19,765	1,121,861
Golden Entertainment, Inc.*	35,322	848,081
Goldman Sachs Group, Inc. (The)	34,375	7,708,250
Granite Construction, Inc.(a)	17,153	783,892
Graphic Packaging Holding Co.	81,545	1,142,445
Gray Television, Inc.*	115,220	2,016,350
Green Dot Corp. (Class A Stock)*	8,500	754,970
Greif, Inc. (Class A Stock)	14,595	783,168
H&R Block, Inc.	22,313	574,560
Haemonetics Corp.*	7,920	907,474
Halozyme Therapeutics, Inc.*	9,778	177,666
Hamilton Lane, Inc. (Class A Stock)	22,291	987,045
HD Supply Holdings, Inc.*	13,170	563,544
Healthcare Services Group, Inc.(a)	28,927	1,175,015
HEICO Corp. (Class A Stock)	15,934	1,203,017
Heidrick & Struggles International, Inc.	32,400	1,096,740
Herman Miller, Inc.	28,470	1,093,248
Heron Therapeutics, Inc.*(a)	229,256	7,255,952
Hertz Global Holdings, Inc.*(a)	59,811	976,714
Hewlett Packard Enterprise Co.	145,956	2,380,542
Hexcel Corp.(a)	101,785	6,824,684
Hill-Rom Holdings, Inc.	32,234	3,042,890
Home Depot, Inc. (The)	121,906	25,252,828
Hortonworks, Inc.*	18,165	414,344
Hospitality Properties Trust, REIT	18,708	539,539
HP, Inc.	388,254	10,005,306
Humana, Inc.	10,842	3,670,234
Huntington Ingalls Industries, Inc.(a)	5,121	1,311,386
Huntsman Corp.	9,339	254,301
Hyatt Hotels Corp. (Class A Stock)	13,230	1,052,976
ICF International, Inc.	17,242	1,300,909
Iconix Brand Group, Inc.*(a)	81,725	25,351
II-VI, Inc.*(a)	26,497	1,253,308
ImmunoGen, Inc.*	38,165	361,423
Immunomedics, Inc.*(a)	23,117	481,527
Ingersoll-Rand PLC	23,898	2,444,765
Ingevity Corp.*	13,979	1,424,181
Ingredion, Inc.	43,361	4,551,171
Inogen, Inc.*	2,809	685,733
Insperity, Inc.	7,612	897,835
Instructure, Inc.*	24,841	879,371

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Insulet Corp.*	10,480	$1,110,356
Integrated Device Technology, Inc.*	29,610	1,391,966
Intel Corp.	721,575	34,123,282
Intellia Therapeutics, Inc.*(a)	12,393	354,688
Interactive Brokers Group, Inc. (Class A Stock)	9,441	522,182
International Business Machines Corp.	16,856	2,548,796
IntriCon Corp.*	17,970	1,009,914
Intuit, Inc.	8,224	1,870,138
Intuitive Surgical, Inc.*	16,895	9,697,730
Invesco Mortgage Capital, Inc., REIT	19,295	305,247
Iovance Biotherapeutics, Inc.*(a)	27,135	305,269
J.M. Smucker Co. (The)(a)	82,759	8,491,901
Jefferies Financial Group, Inc.	22,098	485,272
Johnson & Johnson	249,511	34,474,935
Jones Lang LaSalle, Inc.	2,303	332,369
JPMorgan Chase & Co.	397,678	44,873,986
Juniper Networks, Inc.	62,770	1,881,217
Kansas City Southern	83,248	9,430,333
KAR Auction Services, Inc.	56,753	3,387,587
Kemper Corp.	7,475	601,364
Keurig Dr. Pepper, Inc.	24,712	572,577
KLA-Tencor Corp.	17,343	1,763,957
Kohl’s Corp.(a)	135,846	10,127,319
Korn/Ferry International	25,230	1,242,325
Kraft Heinz Co. (The)	16,362	901,710
Kratos Defense & Security Solutions, Inc.*(a)	102,449	1,514,196
Kroger Co. (The)	76,261	2,219,958
Laboratory Corp. of America Holdings*	16,280	2,827,510
Ladder Capital Corp., REIT	21,405	362,601
Lam Research Corp.(a)	88,516	13,427,877
LaSalle Hotel Properties, REIT	18,004	622,758
Lear Corp.	52,380	7,595,100
Lennar Corp. (Class B Stock)	18,545	713,983
LHC Group, Inc.*	4,317	444,608
Liberty Media Corp.-Liberty Braves (Class A Stock)*	13,490	368,007
Life Storage, Inc., REIT	11,948	1,136,972
LivaNova PLC*	6,210	769,854
Live Nation Entertainment, Inc.*(a)	132,090	7,194,942
LivePerson, Inc.*	32,497	843,297
Loews Corp.	39,811	1,999,707
Louisiana-Pacific Corp.(a)	70,729	1,873,611
Loxo Oncology, Inc.*	3,765	643,175
LyondellBasell Industries NV (Class A Stock)	111,880	11,468,819
Macy’s, Inc.(a)	296,296	10,290,360
Malibu Boats, Inc. (Class A Stock)*	37,454	2,049,483
ManTech International Corp. (Class A Stock)	42,802	2,709,367
Marathon Petroleum Corp.(a)	59,619	4,767,731
MarineMax, Inc.*	11,700	248,625
Masimo Corp.*	13,980	1,741,069
Mastercard, Inc. (Class A Stock)	114,937	25,586,126
Match Group, Inc.*(a)	27,460	1,590,209
Matson, Inc.	14,215	563,483
MCBC Holdings, Inc.*	43,340	1,555,039
McGrath RentCorp.	3,837	209,001
McKesson Corp.	36,489	4,840,266

A1185

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
MDU Resources Group, Inc.	20,859	$535,868
Medidata Solutions, Inc.*(a)	16,281	1,193,560
Medpace Holdings, Inc.*	33,015	1,977,929
Medtronic PLC	177,085	17,419,851
Merck & Co., Inc.	396,429	28,122,673
Merit Medical Systems, Inc.*	22,903	1,407,389
MFA Financial, Inc., REIT	152,738	1,122,624
Micron Technology, Inc.*	291,313	13,176,087
Microsoft Corp.	778,844	89,076,388
MKS Instruments, Inc.	53,056	4,252,438
Model N, Inc.*	45,480	720,858
Mondelez International, Inc. (Class A Stock)	209,605	9,004,631
Monmouth Real Estate Investment Corp., REIT	3,675	61,446
Morgan Stanley	121,920	5,677,814
Motorola Solutions, Inc.	67,660	8,805,272
Movado Group, Inc.	32,610	1,366,359
MSA Safety, Inc.	12,480	1,328,371
MSC Industrial Direct Co., Inc. (Class A Stock)	7,646	673,689
Myriad Genetics, Inc.*	1,541	70,886
National Bank Holdings Corp. (Class A Stock)	27,595	1,038,952
National Storage Affiliates Trust, REIT	14,632	372,238
Navigant Consulting, Inc.	2,429	56,013
Navigators Group, Inc. (The)	16,400	1,133,240
Netflix, Inc.*	32,995	12,344,419
Nevro Corp.*	83,435	4,755,795
New Residential Investment Corp., REIT	276,253	4,922,828
New York Mortgage Trust, Inc., REIT(a)	29,048	176,612
Newpark Resources, Inc.*	94,687	980,010
Nexstar Media Group, Inc. (Class A Stock)(a)	20,346	1,656,164
NextEra Energy, Inc.	22,283	3,734,631
Northern Oil and Gas, Inc.*(a)	841,559	3,366,236
Northrop Grumman Corp.	44,446	14,105,827
NorthWestern Corp.	11,762	689,959
Novocure Ltd.*	27,577	1,445,035
Nucor Corp.	37,214	2,361,228
NVIDIA Corp.	19,153	5,382,376
Occidental Petroleum Corp.	50,672	4,163,718
Old Republic International Corp.	47,623	1,065,803
Omnicell, Inc.*(a)	15,177	1,091,226
ON Semiconductor Corp.*	69,459	1,280,129
OneMain Holdings, Inc.*	73,188	2,459,849
Oracle Corp.	140,411	7,239,591
ORBCOMM, Inc.*	61,838	671,561
O’Reilly Automotive, Inc.*	19,127	6,643,190
Owens Corning	89,345	4,848,753
PACCAR, Inc.	168,477	11,488,447
Pacific Premier Bancorp, Inc.*	20,158	749,878
Park Hotels & Resorts, Inc., REIT	232,706	7,637,411
Park-Ohio Holdings Corp.	20,455	784,449
Patterson Cos., Inc.(a)	52,859	1,292,403
Paycom Software, Inc.*(a)	5,730	890,499
PayPal Holdings, Inc.*	194,473	17,082,508
PBF Energy, Inc. (Class A Stock)	195,379	9,751,366
PepsiCo, Inc.	39,720	4,440,696
Performance Food Group Co.*	25,074	834,964

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
PerkinElmer, Inc.	2,633	$256,112
Pfizer, Inc.	648,589	28,583,317
PG&E Corp.*	119,395	5,493,364
Phibro Animal Health Corp. (Class A Stock) .	28,860	1,238,094
Portland General Electric Co.	38,934	1,775,780
PPL Corp.(a)	59,717	1,747,319
PRA Health Sciences, Inc.*	23,989	2,643,348
Preferred Bank	11,774	688,779
Primo Water Corp.*	51,797	934,936
Principal Financial Group, Inc.(a)	33,250	1,948,118
Procter & Gamble Co. (The)	115,644	9,625,050
Progress Software Corp.	29,960	1,057,288
Progressive Corp. (The)	44,280	3,145,651
Prologis, Inc., REIT	79,320	5,377,103
ProPetro Holding Corp.*(a)	57,090	941,414
PTC Therapeutics, Inc.*	23,700	1,113,900
Public Service Enterprise Group, Inc.	217,710	11,492,911
PVH Corp.	11,804	1,704,498
Q2 Holdings, Inc.*	14,080	852,544
Qualys, Inc.*	17,063	1,520,313
Quest Diagnostics, Inc.	52,027	5,614,234
Quotient Technology, Inc.*	53,118	823,329
R1 RCM, Inc.*	217,073	2,205,462
Ramco-Gershenson Properties Trust, REIT(a)	27,942	380,011
Rapid7, Inc.*	23,422	864,740
RealPage, Inc.*	13,215	870,869
Regal Beloit Corp.	6,817	562,062
Regions Financial Corp.	116,363	2,135,261
Reinsurance Group of America, Inc.	57,959	8,378,553
Reliance Steel & Aluminum Co.(a)	91,795	7,829,196
Resolute Forest Products, Inc.*	112,095	1,451,630
Revance Therapeutics, Inc.*	8,711	216,468
Ross Stores, Inc.	30,539	3,026,415
Royal Caribbean Cruises Ltd.	69,534	9,035,248
RTI Surgical, Inc.*	144,675	651,038
Rudolph Technologies, Inc.*	4,789	117,091
Rush Enterprises, Inc. (Class B Stock)	9,935	396,307
Ryder System, Inc.	15,170	1,108,472
Ryman Hospitality Properties, Inc., REIT	5,750	495,478
S&P Global, Inc.	4,947	966,594
Sabre Corp.	20,126	524,886
Saia, Inc.*(a)	10,300	787,435
salesforce.com, Inc.*	40,021	6,364,540
Sangamo Therapeutics, Inc.*(a)	29,709	503,568
Santander Consumer USA Holdings, Inc.	71,485	1,432,559
Schnitzer Steel Industries, Inc. (Class A Stock)	65,555	1,773,263
Schweitzer-Mauduit International, Inc.	4,063	155,654
Seacoast Banking Corp. of Florida*(a)	32,169	939,335
Seagate Technology PLC	184,088	8,716,567
Senseonics Holdings, Inc.*(a)	175,558	837,412
ServiceNow, Inc.*	4,530	886,204
Shore Bancshares, Inc.	9,550	170,181
SkyWest, Inc.	44,730	2,634,597
Spartan Motors, Inc.	62,488	921,698
SpartanNash Co.	2,936	58,896
Spirit Realty Capital, Inc., REIT	514,383	4,145,927
SPS Commerce, Inc.*	11,700	1,161,108

A1186

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Stanley Black & Decker, Inc.	35,188	$5,152,931
STERIS PLC	12,885	1,474,043
Sterling Construction Co., Inc.*	51,492	737,365
Stoneridge, Inc.*	23,990	712,983
STORE Capital Corp., REIT	16,372	454,978
Supernus Pharmaceuticals, Inc.*(a)	27,509	1,385,078
SVB Financial Group*	16,630	5,169,103
Synovus Financial Corp.	29,307	1,341,968
Syntel, Inc.*	18,000	737,640
Sysco Corp.	123,992	9,082,414
T. Rowe Price Group, Inc.	21,374	2,333,613
Tableau Software, Inc. (Class A Stock)*	9,760	1,090,582
Tabula Rasa HealthCare, Inc.*	21,349	1,733,325
Tactile Systems Technology, Inc.*(a)	15,194	1,079,534
Tailored Brands, Inc.(a)	40,702	1,025,283
Take-Two Interactive Software, Inc.*	13,144	1,813,741
Target Corp.	155,882	13,750,351
TCF Financial Corp.	55,445	1,320,145
TE Connectivity Ltd.	109,674	9,643,635
TechTarget, Inc.*	110,810	2,151,930
Teladoc Health, Inc.*(a)	12,866	1,110,979
Tetra Tech, Inc.	20,510	1,400,833
Texas Instruments, Inc.	43,575	4,675,162
Texas Roadhouse, Inc.	16,603	1,150,422
Thermo Fisher Scientific, Inc.	91,848	22,418,260
T-Mobile US, Inc.*	26,737	1,876,403
Torchmark Corp.	1,615	140,004
Total System Services, Inc.	7,173	708,262
Travelport Worldwide Ltd.	66,840	1,127,591
Trimble, Inc.*	149,045	6,477,496
Trinseo SA	7,658	599,621
Trupanion, Inc.*(a)	37,513	1,340,340
Turning Point Brands, Inc.	17,200	713,112
Two Harbors Investment Corp., REIT	75,652	1,129,484
Tyson Foods, Inc. (Class A Stock)	185,307	11,031,326
Umpqua Holdings Corp.	54,351	1,130,501
Union Pacific Corp.	35,978	5,858,298
United Rentals, Inc.*	3,179	520,084
United States Steel Corp.	17,723	540,197
UnitedHealth Group, Inc.	147,347	39,200,196
Universal Forest Products, Inc.	25,120	887,490
Universal Health Services, Inc. (Class B Stock)	4,168	532,837
Universal Insurance Holdings, Inc.(a)	18,625	904,244
Universal Logistics Holdings, Inc.	22,060	811,808
USA Technologies, Inc.*	113,036	813,859
USA Truck, Inc.*	12,645	255,808
Utah Medical Products, Inc.	3,760	354,192
Valero Energy Corp.	64,137	7,295,584
Varonis Systems, Inc.*	14,114	1,033,851
Vectren Corp.	7,624	545,040
Verastem, Inc.*(a)	39,076	283,301
Vericel Corp.*	60,308	853,358
Verint Systems, Inc.*	24,585	1,231,709
Verizon Communications, Inc.	296,687	15,840,119
Visa, Inc. (Class A Stock)(a)	85,926	12,896,633
Vishay Intertechnology, Inc.	184,642	3,757,465
Vocera Communications, Inc.*	25,669	938,972
W.W. Grainger, Inc.	2,453	876,727

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Walgreens Boots Alliance, Inc.	40,534	$2,954,929
Walmart, Inc.	123,003	11,551,212
Walt Disney Co. (The)	11,383	1,331,128
Warrior Met Coal, Inc.	84,420	2,282,717
Waste Management, Inc.	20,173	1,822,832
WaVe Life Sciences Ltd.*(a)	9,452	472,599
WEC Energy Group, Inc.	34,631	2,311,966
Weis Markets, Inc.(a)	13,951	605,473
Wells Fargo & Co.	84,219	4,426,551
Westlake Chemical Corp.	14,931	1,240,915
WildHorse Resource Development Corp.*(a)	84,943	2,008,053
Williams-Sonoma, Inc.(a)	6,395	420,279
Willscot Corp.*(a)	45,542	781,045
World Acceptance Corp.*	518	59,238
Xcerra Corp.*	25,299	361,017
Xenia Hotels & Resorts, Inc., REIT	13,676	324,121
Yelp, Inc.*	19,083	938,884
Yext, Inc.*	44,090	1,044,933
Yum! Brands, Inc.	87,775	7,979,625
Zoetis, Inc.	19,269	1,764,270
Zynga, Inc. (Class A Stock)*	2,152,083	8,629,853

		2,275,635,228

TOTAL COMMON STOCKS (cost $2,896,511,961)		3,475,023,576

PREFERRED STOCKS — 0.1%
Brazil — 0.0%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	73,100	269,155
Cia de Saneamento do Parana (PRFC)	106,400	219,990
Cia Ferro Ligas da Bahia - FERBASA (PRFC)	28,800	138,061
Cia Paranaense de Energia (PRFC B)	54,800	290,517
Telefonica Brasil SA (PRFC)	88,600	859,114

		1,776,837

Colombia — 0.0%
Banco Davivienda SA (PRFC)	57,849	667,759

Germany — 0.1%
Fuchs Petrolub SE (PRFC)	25,342	1,413,370
Jungheinrich AG (PRFC)	39,200	1,489,657

		2,903,027

South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	43,785	1,493,206

TOTAL PREFERRED STOCKS (cost $5,739,731)		6,840,829

	Units
WARRANTS* — 0.0%
Malaysia
Sunway Bhd, expiring 10/03/24 (cost $0)	60,903	4,856

A1187

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.3%
Ally Auto Receivables Trust,
Series 2018-3, Class A3
3.000%	01/17/23	1,521	$1,518,207
BMW Vehicle Owner Trust,
Series 2018-A, Class A4
2.510%	06/25/24	1,475	1,450,194
Ford Credit Auto Owner Trust,
Series 2015-B, Class A4
1.580%	08/15/20	860	857,471
Series 2018-A, Class A4
3.160%	10/15/23	1,684	1,682,922
GM Financial Consumer Automobile,
Series 2017-1A, Class A3, 144A
1.780%	10/18/21	2,000	1,978,038
Honda Auto Receivables Owner Trust,
Series 2018-3, Class A4
3.070%	11/21/24	1,190	1,183,255
Hyundai Auto Receivables Trust,
Series 2017-B, Class A3
1.770%	01/18/22	2,013	1,981,186
Nissan Auto Receivables Owner Trust,
Series 2016-C, Class A4
1.380%	01/17/23	1,939	1,887,918
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A4
3.110%	11/15/23	1,675	1,670,334

			14,209,525

Collateralized Loan Obligations — 0.0%
Avery Point CLO Ltd. (Cayman Islands),
Series 2015-6A, Class AR, 3 Month LIBOR + 1.050%, 144A
3.263%(c)	08/05/27	1,190	1,189,899

Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2017-5, Class A, 1 Month LIBOR + 0.380%
2.538%(c)	02/18/25	1,975	1,983,577
BA Credit Card Trust,
Series 2014-A1, Class A, 1 Month LIBOR + 0.380%
2.538%(c)	06/15/21	2,443	2,445,443
Chase Issuance Trust,
Series 2016-A2, Class A
1.370%	06/15/21	125	123,807
Series 2016-A4, Class A4
1.490%	07/15/22	1,445	1,405,815
Citibank Credit Card Issuance Trust,
Series 2018-A2, Class A2, 1 Month LIBOR + 0.330%
2.495%(c)	01/20/25	1,745	1,745,691

			7,704,333

Equipment — 0.1%
John Deere Owner Trust,
Series 2018-B, Class A4
3.230%	06/16/25	890	885,558
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 1 Month LIBOR + 0.520%, 144A
2.678%(c)	07/17/23	1,780	1,785,838

			2,671,396

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Small Business Loan — 0.1%
United States Small Business Administration,
Series 2017-20G, Class 1
2.980%	07/01/37	1,290	$1,247,565
Series 2017-20K, Class 1
2.790%	11/01/37	1,565	1,495,308
Series 2018-20E, Class 1
3.500%	05/01/38	1,110	1,104,908
Series 2018-20F, Class 1
3.600%	06/01/38	939	939,350
Series 2018-20G, Class 1
3.540%	07/01/38	710	707,723
Series 2018-20H, Class 1
3.580%	08/01/38	940	936,912
Series 2018-20I, Class 1
3.530%	09/01/38	1,486	1,481,720

			7,913,486

TOTAL ASSET-BACKED SECURITIES (cost $33,771,710)			33,688,639

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class A4
3.166%	02/15/48	1,575	1,527,993
Series 2016-NXS5, Class A6
3.635%	01/15/59	1,785	1,771,247

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,326,049)			3,299,240

CORPORATE BONDS — 10.0%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes, 144A
6.750%	10/19/75	330	361,763
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	2,000	2,226,685
Westpac Banking Corp.,
Sr. Unsec’d. Notes
3.400%	01/25/28	3,000	2,860,913

			5,449,361

Austria — 0.1%
Oesterreichische Kontrollbank AG,
Gov’t. Gtd. Notes
1.750%	01/24/20	3,000	2,956,580

Belgium — 0.0%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.900%	02/01/46	1,230	1,243,925

Canada — 0.9%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.100%	06/15/20	3,800	3,738,157
2.350%	09/11/22	4,000	3,836,352

A1188

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Bank of Nova Scotia (The),
Covered Bonds
1.850%	04/14/20	3,150	$3,092,201
1.875%	04/26/21	2,942	2,844,522
Sr. Unsec’d. Notes
2.150%	07/14/20	3,800	3,736,456
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
1.600%	09/06/19	3,000	2,965,909
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
6.750%	11/15/39	220	248,101
Royal Bank of Canada,
Covered Bonds
1.875%	02/05/20	1,765	1,737,818
2.300%	03/22/21	7,000	6,845,942
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	2,000	2,471,026
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	2,000	2,044,370
Toronto-Dominion Bank (The),
Covered Bonds, 144A
2.250%	03/15/21	4,500	4,394,331
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	2,200	2,115,155
1.900%	10/24/19	3,850	3,810,569
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	2,000	2,020,050
7.625%	01/15/39	1,000	1,331,489

			47,232,448

China — 0.2%
China Development Bank,
Sr. Unsec’d. Notes, EMTN
2.625%	01/24/22	300	290,040
3.375%	01/24/27	500	476,060
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	1,200	1,224,457
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26	4,000	3,789,356
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, MTN, 144A
3.750%	05/02/23	2,500	2,491,874

			8,271,787

France — 0.1%
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/15/19	4,000	3,994,444
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A
3.250%	09/26/23	2,300	2,292,282

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%	01/22/24	1,500	$1,485,000

			7,771,726

Germany — 0.7%
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.500%	06/25/21	2,300	2,294,663
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,454,873
BMW US Capital LLC,
Gtd. Notes, 144A
3.450%	04/12/23(a)	2,000	1,982,003
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21	2,000	1,919,960
2.250%	09/03/19	3,500	3,478,083
2.300%	02/12/21	3,350	3,262,633
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38	1,150	1,132,818
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.375%	06/08/21	2,000	1,916,538
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
1.250%	09/30/19	5,000	4,927,052
2.125%	03/07/22	3,000	2,910,892
2.750%	07/15/20	4,850	4,836,791
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes, GMTN
1.750%	07/27/26	4,000	3,598,927

			34,715,233

Indonesia — 0.0%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A
5.250%	05/23/21	1,500	1,545,180

Ireland — 0.0%
CRH America Finance, Inc.,
Gtd. Notes, 144A
3.950%	04/04/28	2,500	2,422,285

Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.200%	07/21/21	2,000	1,879,400

Japan — 0.0%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.170%	09/11/27	3,000	2,775,916

Kazakhstan — 0.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	1,300	1,294,670
4.750%	04/24/25	1,700	1,717,000

			3,011,670

A1189

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg — 0.0%
SES GLOBAL Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19	1,600	$1,595,940

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22	1,500	1,468,786
Petroleos Mexicanos,
Gtd. Notes
4.500%	01/23/26	3,500	3,272,500
5.375%	03/13/22	5,000	5,150,000

			9,891,286

Netherlands — 0.3%
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22	2,500	2,485,788
4.375%	08/04/25	2,000	1,980,541
4.625%	12/01/23	2,500	2,538,112
ING Bank NV,
Covered Bonds, MTN, 144A
2.625%	12/05/22	4,050	3,933,814
ING Groep NV,
Sr. Unsec’d. Notes
4.100%	10/02/23	2,300	2,301,714
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40	500	543,715
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	1,500	1,937,823

			15,721,507

New Zealand — 0.0%
BNZ International Funding Ltd.,
Gtd. Notes, 144A
3.375%	03/01/23(a)	2,500	2,446,583
South Korea — 0.1%
Kia Motors Corp.,
Sr. Unsec’d. Notes, 144A
3.500%	10/25/27	3,350	3,107,558

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20	3,050	3,017,055

Supranational Bank — 0.5%
Asian Development Bank,
Sr. Unsec’d. Notes, GMTN
2.125%	03/19/25	3,000	2,818,198
Corp. Andina de Fomento,
Sr. Unsec’d. Notes
2.200%	07/18/20	3,800	3,722,290
Council of Europe Development Bank,
Sr. Unsec’d. Notes
1.875%	01/27/20(a)	5,000	4,935,054
European Investment Bank,
Sr. Unsec’d. Notes
2.250%	03/15/22(a)	720	700,832

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Supranational Bank (cont’d.)
3.250%	01/29/24	4,000	$4,022,733
Sr. Unsec’d. Notes, MTN
1.375%	09/15/21	4,000	3,815,824
Inter-American Development Bank,
Sr. Unsec’d. Notes
1.250%	09/14/21	890	846,130
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
2.000%	01/26/22	2,300	2,225,048
Sr. Unsec’d. Notes, MTN
1.375%	05/24/21	350	336,047
Nordic Investment Bank,
Sr. Unsec’d. Notes
2.125%	02/01/22	3,000	2,910,480
2.250%	02/01/21	3,000	2,950,588

			29,283,224

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21	4,000	3,875,823

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19	2,500	2,550,088
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,000	1,007,030
Glencore Funding LLC,
Gtd. Notes, 144A
3.000%	10/27/22	1,850	1,773,040
Novartis Capital Corp.,
Gtd. Notes
1.800%	02/14/20	2,700	2,661,212
Syngenta Finance NV,
Gtd. Notes, 144A
3.933%	04/23/21	800	797,750
Tyco Electronics Group SA,
Gtd. Notes
3.125%	08/15/27	1,050	976,452
3.450%	08/01/24	1,000	972,806

			10,738,378

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25	1,300	1,144,000

Turkey — 0.1%
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, MTN, 144A
4.750%	10/17/19	3,500	3,416,840

United Kingdom — 0.4%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	500	627,693
Barclays PLC,
Sr. Unsec’d. Notes
4.950%	01/10/47	1,500	1,393,527

A1190

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
1.768%	09/19/19	3,350	$3,315,222
2.315%	02/13/20	2,200	2,180,337
Diageo Capital PLC,
Gtd. Notes
3.000%	05/18/20	2,500	2,496,043
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	2,000	2,570,533
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21	2,800	2,879,727
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
4.050%	08/16/23	2,300	2,284,849
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	2,500	2,544,230

			20,292,161

United States — 5.8%
21st Century Fox America, Inc.,
Gtd. Notes
6.200%	12/15/34	894	1,101,411
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	520	503,292
Alabama Power Co.,
Sr. Unsec’d. Notes
2.800%	04/01/25	520	487,563
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43	500	482,965
4.750%	05/05/21	2,000	2,067,516
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.050%	08/22/47	180	177,312
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	07/20/20	1,650	1,616,997
2.000%	02/14/20	1,200	1,184,123
2.600%	11/16/22(a)	1,850	1,793,830
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	1,000	997,933
3.750%	07/10/25	1,500	1,458,694
3.900%	04/01/26	1,000	977,620
4.500%	07/16/44	1,000	943,782
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	1,000	939,033
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27	2,600	2,543,376
Aptiv PLC,
Gtd. Notes
3.150%	11/19/20	2,500	2,477,349

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/35	1,500	$1,401,396
4.550%	03/09/49	1,610	1,412,886
6.375%	03/01/41	2,000	2,203,739
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	500	464,074
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	4,000	3,976,001
5.625%	07/01/20	2,500	2,601,767
Sub. Notes, MTN
4.200%	08/26/24	1,100	1,105,143
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	2,000	2,018,093
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20	1,500	1,477,809
2.600%	02/07/22	2,400	2,340,462
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	580	560,386
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26	1,500	1,447,159
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	550	519,100
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	590	555,451
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.050%	04/19/21	3,750	3,723,192
3.250%	03/01/23	800	789,109
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.400%	08/09/26	1,200	1,085,419
Sr. Unsec’d. Notes, MTN
3.450%	05/15/23	2,500	2,500,173
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	1,500	1,491,013
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	1,000	968,452
Gtd. Notes, 144A
3.700%	06/01/28	3,850	3,613,035
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	972	977,957
6.384%	10/23/35	190	204,345
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	2,500	2,458,345

A1191

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25		535	$506,485
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	06/01/24		570	574,929
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		2,000	2,040,052
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21		5,000	4,915,608
3.887%	01/10/28		660	640,754
4.650%	07/30/45		1,500	1,513,722
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, GMTN
2.250%	11/15/22		1,850	1,786,465
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19		2,700	2,690,522
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27		2,100	1,847,825
2.750%	03/01/23	(a)	1,000	966,905
6.450%	03/15/37		2,000	2,380,938
ConocoPhillips Co.,
Gtd. Notes
6.500%	02/01/39		2,000	2,596,348
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58		1,250	1,236,763
5.700%	06/15/40		1,500	1,756,764
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24		1,000	989,139
3.950%	05/01/50		500	451,604
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23		1,000	1,002,058
4.100%	03/25/25		1,000	997,322
5.050%	03/25/48		385	393,795
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24		2,300	2,255,755
6.350%	06/01/40		500	549,395
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29		1,500	1,878,103
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		1,000	1,000,979
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22		1,000	979,751
Duke Energy Florida LLC,
First Mortgage
3.200%	01/15/27		420	401,966
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43		370	363,135

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.375%	08/10/22		3,300	$3,163,523
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32		180	227,243
Energy Transfer Partners LP,
Gtd. Notes
6.000%	06/15/48		1,150	1,226,131
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		750	689,086
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43		1,000	969,567
5.250%	08/16/77		365	340,140
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25		2,000	1,994,179
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		1,500	1,514,637
4.250%	06/15/22		1,500	1,522,333
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21		2,000	1,960,259
2.709%	03/06/25		500	478,088
FedEx Corp.,
Gtd. Notes
3.400%	02/15/28	(a)	1,550	1,485,411
4.100%	04/15/43		1,000	913,967
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22		3,800	3,659,301
First Maryland Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.850%
3.193%(c)	02/01/27		1,520	1,421,200
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47		1,550	1,427,403
3.950%	03/01/48		2,500	2,448,030
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22		3,300	3,129,741
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		3,500	3,419,906
General Dynamics Corp.,
Gtd. Notes
3.375%	05/15/23	(a)	1,600	1,599,658
General Electric Co.,
Jr. Sub. Notes
5.000%	05/15/21	(a)	1,045	1,018,091
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		573	639,609
Sub. Notes, MTN
5.300%	02/11/21		859	895,112

A1192

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
General Mills, Inc.,
Sr. Unsec’d. Notes
2.600%	10/12/22	3,350	$3,211,910
3.650%	02/15/24	1,000	983,777
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	2,050	1,906,664
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	2,500	2,453,210
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	1,000	974,190
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	2,250	2,231,429
4.500%	02/01/45	500	496,743
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	1,000	989,764
5.250%	07/27/21	2,500	2,617,492
6.250%	02/01/41	1,500	1,802,900
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	2,500	2,576,977
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/25	595	593,304
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	1,500	1,501,997
Harley-Davidson Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
3.550%	05/21/21	2,500	2,488,258
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31	301	347,653
High Street Funding Trust I,
Sec’d. Notes, 144A
4.111%	02/15/28	390	380,367
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21	1,000	974,851
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.800%	10/30/19	2,850	2,822,092
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46	1,000	988,649
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.000%	10/30/25	1,000	1,195,788
International Paper Co.,
Sr. Unsec’d. Notes
4.350%	08/15/48	1,050	957,858
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/22/20	2,400	2,357,403
2.300%	09/16/19	4,000	3,986,853
2.650%	06/24/24	1,300	1,235,908

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.050%	01/06/28		750	$708,740
Johnson & Johnson,
Sr. Unsec’d. Notes
1.950%	11/10/20		1,500	1,469,684
2.950%	03/03/27		1,900	1,825,783
5.950%	08/15/37		1,000	1,255,969
JPMorgan Chase & Co.,
Jr. Sub. Notes, 3 Month LIBOR + 0.950%
3.299%(c)	02/02/37		620	549,475
5.809%(c)	04/29/49		1,010	1,014,293
Sr. Unsec’d. Notes
3.300%	04/01/26		3,000	2,874,720
4.250%	10/15/20		3,000	3,057,904
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/14/21		2,500	2,488,059
3.400%	11/15/27		1,850	1,719,558
4.500%	04/01/46	(a)	1,000	950,206
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		1,000	1,007,941
5.400%	09/01/44		210	215,577
Gtd. Notes, MTN
6.950%	01/15/38		500	606,089
Kinder Morgan, Inc.,
Gtd. Notes
3.150%	01/15/23		3,300	3,210,310
Kraft Heinz Foods Co.,
Gtd. Notes
4.000%	06/15/23		1,750	1,754,986
Kroger Co. (The),
Sr. Unsec’d. Notes
3.700%	08/01/27	(a)	500	478,988
3.875%	10/15/46		150	125,093
4.650%	01/15/48	(a)	2,800	2,638,563
L-3 Communications Corp.,
Gtd. Notes
3.950%	05/28/24		870	857,679
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.150%	04/15/19		2,000	1,982,291
4.650%	04/15/42		1,000	1,040,293
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		1,000	966,729
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41		190	213,093
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45		1,000	1,004,516
MetLife, Inc.,
Jr. Sub. Notes, 144A
9.250%	04/08/38		205	275,725
Sr. Unsec’d. Notes
3.000%	03/01/25		3,500	3,348,981
Microsoft Corp.,
Sr. Unsec’d. Notes
2.875%	02/06/24		590	576,787

A1193

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.300%	02/06/27		2,100	$2,059,735
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25		1,000	996,666
5.500%	07/28/21		4,500	4,736,948
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.500%	09/24/25		2,300	2,283,291
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		420	398,328
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46		1,000	1,030,923
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.080%	10/15/20		3,350	3,276,407
2.930%	01/15/25		710	674,471
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47		190	174,132
Nucor Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/48		1,250	1,221,559
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27		1,800	1,710,121
Oracle Corp.,
Sr. Unsec’d. Notes
2.625%	02/15/23		3,850	3,736,353
3.250%	05/15/30		1,000	943,328
4.000%	07/15/46		2,000	1,906,009
6.125%	07/08/39		2,000	2,463,167
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	08/11/21		2,700	2,573,806
2.300%	08/10/22		1,500	1,437,823
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41		2,500	2,281,953
PacifiCorp,
First Mortgage
4.125%	01/15/49		185	181,664
Peachtree Corners Funding Trust,
Gtd. Notes, 144A
3.976%	02/15/25		520	505,045
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		110	102,249
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20		1,000	1,002,717
5.500%	01/15/40		500	591,703
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.600%	09/15/28	(a)	2,300	2,272,744
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20		2,200	2,170,158

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
2.375%	08/17/22		1,800	$1,728,198
3.875%	08/21/42		500	448,820
Phillips 66,
Gtd. Notes
4.875%	11/15/44		1,000	1,036,597
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42		410	386,455
Ppl Electric Utilities Corp.,
First Mortgage
4.150%	06/15/48		1,150	1,144,465
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.900%	10/23/20		1,000	978,538
2.450%	11/03/26		2,500	2,316,541
Prologis LP,
Gtd. Notes
3.750%	11/01/25		1,000	1,000,063
Sempra Energy,
Sr. Unsec’d. Notes
3.550%	06/15/24		580	566,736
4.050%	12/01/23		2,500	2,514,244
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26		140	130,571
State Street Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 1.000%
3.334%(c)	06/15/47		715	639,925
SunTrust Capital I,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.670%
2.980%(c)	05/15/27		1,545	1,440,713
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22		550	528,231
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		190	184,326
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47		1,050	984,223
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37		395	473,589
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
1.950%	04/17/20		2,200	2,166,776
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40		1,000	1,141,660
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37		1,000	1,244,377
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/25	(a)	420	407,667
4.050%	11/15/45		2,000	1,898,748
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/21		3,350	3,262,124

A1194

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25		424	$421,993
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		1,000	990,077
3.500%	11/01/21		2,500	2,509,111
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.800%	09/15/47		190	174,765
6.000%	05/15/37		1,900	2,289,185
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35		2,000	2,162,606
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34		1,000	984,522
Walmart, Inc.,
Sr. Unsec’d. Notes
3.125%	06/23/21		2,300	2,304,614
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
2.150%	09/17/20		1,500	1,473,760
Sr. Unsec’d. Notes, MTN
2.450%	03/04/22		2,200	2,135,269
Warner Media LLC,
Gtd. Notes
2.100%	06/01/19		2,000	1,989,655
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	(a)	3,000	2,795,891
Sub. Notes, MTN
3.450%	02/13/23		2,500	2,455,720
4.650%	11/04/44		800	778,688
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46		1,000	875,697
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		2,000	2,078,370

				304,575,878

TOTAL CORPORATE BONDS (cost $541,387,007)				528,381,744

SOVEREIGN BONDS — 5.7%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23		7,450	6,295,249
5.625%	01/26/22		4,000	3,599,999
5.875%	01/11/28		5,500	4,353,249
6.625%	07/06/28		3,100	2,541,999
6.875%	04/22/21		7,000	6,684,999
6.875%	01/26/27		5,800	4,929,999
6.875%	01/11/48		1,450	1,116,499
7.125%	07/06/36		7,000	5,582,499
7.125%	06/28/2117		1,000	777,499
7.500%	04/22/26		7,500	6,686,249

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		3,500	$3,206,875
4.625%	01/13/28		2,000	1,831,020
5.000%	01/27/45		700	576,457
5.625%	02/21/47		600	531,306
6.000%	04/07/26		3,000	3,078,030
8.250%	01/20/34		5,600	6,566,000
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	01/21/26		1,400	1,344,448
3.240%	02/06/28		1,200	1,149,600
3.625%	10/30/42		2,600	2,416,648
3.860%	06/21/47		1,700	1,615,000
China Government International Bond (China),
Sr. Unsec’d. Notes
2.125%	11/02/22		200	191,716
2.625%	11/02/27		200	186,801
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		500	485,000
7.375%	09/18/37		7,500	9,450,000
8.125%	05/21/24		3,000	3,600,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24	(a)	4,900	5,323,115
6.375%	03/24/21		2,500	2,650,000
Export Development Canada (Canada),
Sr. Unsec’d. Notes
1.625%	01/17/20		2,000	1,968,260
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	04/21/27		3,000	2,634,849
2.500%	11/01/20		2,200	2,158,805
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, 144A
10.750%	10/14/30		2,200	2,736,140
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		1,000	1,070,840
5.750%	11/22/23		1,500	1,624,500
7.625%	03/29/41		2,200	3,069,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
7.750%	01/17/38		5,500	7,205,330
8.500%	10/12/35		7,000	9,589,937
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27		2,200	2,096,580
4.125%	01/15/25		5,700	5,606,349
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	07/21/20		2,100	2,062,782
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	07/21/45		1,200	1,476,960
Kommuninvest I Sverige AB (Sweden),
Gov’t. Gtd. Notes, 144A
2.750%	10/22/20		5,800	5,771,261

A1195

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	2,500	$2,381,250
4.150%	03/28/27	1,000	984,000
4.350%	01/15/47	1,500	1,359,765
4.600%	02/10/48	3,350	3,149,000
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110	1,800	1,811,718
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	5,700	5,648,985
6.050%	01/11/40	8,000	8,884,080
6.750%	09/27/34	5,800	6,931,000
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	650	650,488
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50	1,600	1,586,416
8.875%	09/30/27	2,800	3,770,200
9.375%	04/01/29	2,600	3,685,500
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
4.700%	03/27/27	400	398,000
5.000%	04/15/26	400	405,500
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	900	1,068,300
7.350%	07/21/25	1,500	1,839,015
8.750%	11/21/33	4,500	6,648,750
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40	3,000	2,896,344
5.500%	03/30/26	1,000	1,104,927
6.375%	10/23/34	2,600	3,241,982
9.500%	02/02/30	3,300	4,881,601
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	2,000	1,940,120
4.000%	01/22/24	2,300	2,345,025
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	3,000	2,964,432
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	3,000	2,918,311
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	3,000	2,921,450
Province of Quebec Canada (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24(a)	4,000	3,912,171
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes, 144A
4.750%	03/18/24	4,300	4,361,628
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes, 144A
4.625%	01/25/23	400	403,500
6.100%	08/11/44	1,000	1,044,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.125%	06/15/48	700	$687,764
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/22/44	1,200	1,353,000
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
4.875%	02/25/20	1,000	1,012,772
7.250%	09/28/21	1,500	1,632,975
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/27/27	3,500	3,292,527
5.875%	05/30/22	1,200	1,247,232
5.875%	09/16/25	4,000	4,064,400
6.250%	03/08/41	3,200	3,179,277
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	04/18/23	5,500	5,351,231
6.200%	05/11/27	3,000	2,812,047
6.250%	07/27/21	1,500	1,502,646
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
1.125%	08/28/19	2,000	1,970,359
2.875%	05/22/21	6,250	6,220,533
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	6,500	5,566,262
5.625%	03/30/21	3,000	2,938,500
5.750%	03/22/24	4,000	3,762,376
5.750%	05/11/47	4,500	3,506,760
6.000%	01/14/41	5,000	4,118,290
6.125%	10/24/28	2,800	2,522,016
6.250%	09/26/22	1,200	1,174,762
6.875%	03/17/36	3,600	3,274,560
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.125%	11/20/45	1,000	929,010
4.500%	08/14/24	1,000	1,027,500
4.975%	04/20/55	1,250	1,250,000
5.100%	06/18/50	2,500	2,550,000
7.625%	03/21/36	5,000	6,745,900
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,000	2,034,456
6.750%	01/29/20	2,000	2,076,000

TOTAL SOVEREIGN BONDS (cost $312,166,955)			299,782,962

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	2,446	2,376,574
2.500%	11/01/27	967	939,098
2.500%	02/01/32	3,385	3,264,827
3.000%	05/01/30	2,476	2,447,316
3.000%	04/01/31	671	661,141
3.000%	11/01/31	1,463	1,452,018
3.000%	01/01/32	1,585	1,562,568

A1196

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	03/01/42	16,893	$16,310,117
3.000%	03/01/45	1,288	1,239,046
3.000%	09/01/46	12,663	12,220,269
3.500%	12/01/30	2,387	2,399,150
3.500%	12/01/43	2,136	2,118,609
3.500%	02/01/44	3,699	3,673,590
3.500%	04/01/46	3,422	3,375,909
3.500%	07/01/46	7,645	7,574,731
3.500%	08/01/46	1,766	1,741,480
3.500%	09/01/46	720	711,383
3.500%	05/01/47	1,303	1,283,769
4.000%	05/01/44	3,454	3,518,472
4.000%	05/01/44	1,597	1,620,546
4.000%	08/01/44	3,204	3,264,585
4.000%	10/01/45	1,486	1,507,855
4.000%	01/01/47	1,592	1,617,054
4.000%	05/01/47	1,244	1,258,212
4.000%	07/01/47	4,324	4,374,112
4.500%	12/01/45	1,755	1,814,388
4.500%	02/01/47	4,495	4,642,718
4.500%	03/01/47	2,497	2,579,378
Federal National Mortgage Assoc.
2.500%	10/01/27	388	377,757
2.500%	06/01/28	1,267	1,227,526
2.500%	06/01/30	1,202	1,165,420
2.500%	04/01/32	3,265	3,153,010
3.000%	04/01/28	746	739,313
3.000%	08/01/28	473	469,023
3.000%	11/01/31	1,966	1,949,123
3.000%	04/01/32	1,615	1,596,315
3.000%	06/01/32	4,176	4,128,617
3.000%	12/01/41	15,937	15,397,535
3.000%	11/01/42	8,410	8,123,896
3.000%	08/01/46	3,441	3,298,512
3.000%	TBA	1,970	1,945,562
3.500%	10/01/30	587	591,505
3.500%	06/01/31	8,780	8,843,937
3.500%	11/01/31	1,416	1,428,772
3.500%	06/01/42	4,202	4,168,088
3.500%	07/01/42	589	583,952
3.500%	07/01/43	1,513	1,499,722
3.500%	10/01/43	2,576	2,552,138
3.500%	01/01/45	3,037	3,001,570
3.500%	09/01/45	2,119	2,094,643
3.500%	10/01/45	7,231	7,146,505
3.500%	12/01/46	2,580	2,550,349
3.500%	01/01/47	4,404	4,347,424
3.500%	04/01/47	4,382	4,324,293
3.500%	04/01/47	2,266	2,234,967
3.500%	05/01/47	1,803	1,778,223
3.500%	TBA	5,780	5,681,591
4.000%	11/01/44	2,599	2,651,818
4.000%	02/01/45	3,805	3,877,897
4.000%	11/01/45	643	651,414
4.000%	07/01/46	2,698	2,742,399
4.000%	01/01/47	2,324	2,351,610
4.000%	04/01/47	1,293	1,306,916

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	04/01/47		861	$873,475
4.000%	04/01/48		5,815	5,874,378
4.000%	TBA		3,970	4,003,497
4.500%	11/01/40		506	526,483
4.500%	02/01/46		1,890	1,966,426
4.500%	11/01/47		4,791	4,945,166
4.500%	05/01/48		11,543	11,913,744
Government National Mortgage Assoc.
2.500%	10/20/46		8,420	7,902,636
3.000%	05/20/43		2,291	2,239,329
3.000%	11/20/43		2,595	2,535,514
3.000%	04/20/45		2,863	2,784,577
3.000%	02/20/47		4,250	4,121,370
3.000%	03/20/47		8,393	8,144,249
3.500%	07/20/42		3,296	3,295,898
3.500%	01/20/43		2,660	2,659,702
3.500%	10/20/43		2,194	2,182,750
3.500%	05/20/45		1,419	1,412,047
3.500%	01/20/46		2,431	2,418,808
3.500%	07/20/46		4,678	4,654,033
3.500%	03/20/47		4,336	4,313,757
3.500%	05/20/47		1,712	1,703,961
3.500%	07/20/47		4,571	4,562,253
3.500%	11/20/47		2,851	2,836,918
3.500%	12/20/47		1,909	1,901,145
3.500%	04/20/48		5,871	5,842,383
4.000%	05/15/46		671	683,513
4.000%	01/20/47		2,036	2,072,317
4.000%	06/20/47		7,802	7,968,292
4.000%	TBA		1,730	1,757,166
4.500%	11/20/44		251	262,944
4.500%	11/20/45		375	392,550
4.500%	12/20/45		380	398,606
4.500%	TBA		4,135	4,269,251

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $325,706,154)				314,949,395

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bonds
2.750%	11/15/47		13,400	12,266,758
3.000%	11/15/44		10,200	9,845,789
3.000%	05/15/45		10,200	9,842,203
3.125%	02/15/43		16,100	15,905,039
3.125%	05/15/48	(a)	4,343	4,285,150
4.375%	05/15/41		16,000	19,071,875
4.500%	02/15/36		750	889,863
4.500%	05/15/38	(a)	4,838	5,804,844
5.000%	05/15/37		2,250	2,847,305
5.250%	02/15/29		4,500	5,371,875
5.375%	02/15/31		1,500	1,853,613
6.875%	08/15/25		13,300	16,481,609
7.625%	11/15/22		2,000	2,362,813
7.875%	02/15/21		6,000	6,686,719
U.S. Treasury Notes
1.375%	02/29/20	(k)	50,000	49,046,875
1.625%	08/15/22		16,000	15,239,375
1.750%	11/15/20		10,000	9,776,172

A1197

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.750%	05/15/22		8,000	$7,680,625
1.875%	12/31/19		25,000	24,742,188
2.000%	11/15/21		24,000	23,363,437
2.000%	02/15/23		14,400	13,845,375
2.000%	02/15/25		15,500	14,597,852
2.125%	08/31/20	(h)	10,000	9,869,922
2.125%	03/31/24		8,500	8,136,758
2.125%	11/30/24		16,000	15,218,750
2.250%	02/15/27		11,000	10,354,180
2.375%	12/31/20		6,500	6,433,223
2.375%	04/15/21		12,000	11,855,625
2.375%	08/15/24		17,000	16,438,867
2.625%	08/15/20		11,000	10,960,898
2.625%	08/31/20		2,558	2,548,807
2.750%	08/15/21		5,000	4,981,445
2.750%	09/15/21		2,006	1,998,399
2.750%	08/31/23		5,386	5,338,873
2.750%	08/31/25	(a)	4,266	4,195,844
2.750%	02/15/28		17,000	16,574,336
2.875%	08/15/28	(a)	3,027	2,980,413

TOTAL U.S. TREASURY OBLIGATIONS (cost $410,896,948)				399,693,694

TOTAL LONG-TERM INVESTMENTS (cost $4,529,506,515)				5,061,664,935

			Shares
SHORT-TERM INVESTMENTS — 8.5%

AFFILIATED MUTUAL FUNDS — 6.1%
PGIM Core Ultra Short Bond Fund(w)			90,364,310	90,364,310
PGIM Institutional Money Market Fund (cost $233,800,557; includes $233,478,316 of cash collateral for securities on loan)(b)(w)			233,772,770	233,796,147

TOTAL AFFILIATED MUTUAL FUNDS (cost $324,164,867)				324,160,457

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bills(n)
1.807%	10/11/18		15,000	14,991,474
1.947%	01/31/19		15,000	14,886,959
2.364%	07/18/19		15,000	14,704,260

Futures contracts outstanding at September 30, 2018:

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes
0.875%	07/31/19	5,650	$5,570,547
1.000%	03/15/19	25,000	24,841,797
1.250%	06/30/19	50,000	49,523,438

TOTAL U.S. TREASURY OBLIGATIONS (cost $124,728,533)			124,518,475

TOTAL SHORT-TERM INVESTMENTS (cost $448,893,400)			448,678,932

TOTAL INVESTMENTS — 104.1% (cost $4,978,399,915)			5,510,343,867
Liabilities in excess of other assets(z) — (4.1)%			(219,052,860)

NET ASSETS — 100.0%			$5,291,291,007

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $226,697,230; cash collateral of $233,478,316 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
364	2 Year U.S. Treasury Notes	Dec. 2018	$ 76,707,313	$ (179,031)
701	5 Year U.S. Treasury Notes	Dec. 2018	78,846,071	(486,226)
264	10 Year U.S. Treasury Notes	Dec. 2018	31,358,250	(315,562)
11	20 Year U.S. Treasury Bonds	Dec. 2018	1,545,500	(36,559)

A1198

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
313	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	$48,290,031	$(1,321,344)
3,679	Euro STOXX Small 200 Index	Dec. 2018	62,876,476	(378,618)
175	S&P 500 E-Mini Index	Dec. 2018	25,541,250	159,687
495	SGX Nifty 50 Index	Oct. 2018	10,849,410	(126,968)
109	TOPIX Index	Dec. 2018	17,435,971	1,362,260

				(1,322,361)

Short Positions:
1,076	90 Day Euro Dollar	Dec. 2018	157,122,900	(114,325)
1	10 Year U.S. Ultra Treasury Notes	Dec. 2018	126,000	2,094
962	British Pound Currency	Dec. 2018	78,679,575	6,013
1,404	Canadian Dollar Currency	Dec. 2018	108,817,020	(1,638,690)
1,216	Euro STOXX 50 Index	Dec. 2018	47,818,876	(930,058)
935	Japanese Yen Currency	Dec. 2018	103,481,125	1,722,956
2,600	Mini MSCI Emerging Markets Index	Dec. 2018	136,461,000	(4,063,670)
779	Russell 2000 E-Mini Index	Dec. 2018	66,246,160	334,970

				(4,680,710)

				$(6,003,071)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices - Buy Protection(1):
CDX.NA.IG.31	12/20/23	1.000%(Q)	5,255	$ (94,910)	$ (103,164)	$ (8,254)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1199

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Recieved)	Unrealized Appreciation (Depreciation)(1)

Bloomberg Commodity 3 Month Forward Index(T)	9.50bps(T)	Societe Generale	11/21/18	50,000	(2,425,650)	—	$(2,425,650)
Bloomberg Commodity 3 Month Forward Index(T)	9.50bps(T)	Societe Generale	11/21/18	50,000	(2,425,650)	—	(2,425,650)
Custom Commodity Basket Swap(T)	—	UBS AG	10/02/18	158	157,543	—	157,543

					$(4,693,757)	$—	$(4,693,757)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co.	$8,080,456	$49,046,875

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks
Australia	$185,071	$19,923,160	$—
Austria	—	10,592,654	—
Belgium	—	4,040,577	—
Bermuda	4,930,364	—	—
Brazil	8,849,014	—	—
Canada	84,590,668	—	—
Chile	1,967,864	—	—
China	6,566,004	38,788,954	—
Colombia	770,220	—	—
Czech Republic	—	303,510	—
Denmark	—	48,061,840	—
Finland	—	17,240,591	—
France	—	138,886,165	—
Germany	1,597,510	107,752,168	—
Ghana	—	3,078,263	—
Hong Kong	180,574	20,200,136	—
Hungary	—	244,808	—
India	620,493	—	—
Indonesia	269,197	823,619	—
Ireland	11,081,739	15,876,901	—
Israel	—	3,633,269	—
Italy	—	24,154,392	—
Japan	—	128,492,252	—

A1200

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Luxembourg	$—	$2,565,399	$—
Malaysia	—	4,709,237	—
Mexico	2,187,123	—	—
Netherlands	—	71,779,175	—
New Zealand	—	1,145,329	—
Norway	1,203	14,016,701	—
Philippines	—	129,261	—
Poland	—	1,136,206	—
Puerto Rico	510,292	—	—
Russia	2,563,450	2,832,575	—
Singapore	—	6,092,817	—
South Africa	—	14,555,067	—
South Korea	781,153	19,195,879	—
Spain	—	28,883,942	—
Sweden	—	59,434,131	—
Switzerland	327,303	63,712,717	—
Taiwan	452,839	16,254,683	—
Thailand	—	5,746,521	—
Turkey	219,580	303,767	—
United Arab Emirates	—	560,075	—
United Kingdom	1,282,605	174,307,341	—
United States	2,272,072,898	3,562,330	—
Preferred Stocks
Brazil	1,776,837	—	—
Colombia	667,759	—	—
Germany	—	2,903,027	—
South Korea	—	1,493,206	—
Warrants
Malaysia	4,856	—	—
Asset-Backed Securities
Automobiles	—	14,209,525	—
Collateralized Loan Obligations	—	1,189,899	—
Credit Cards	—	7,704,333	—
Equipment	—	2,671,396	—
Small Business Loan	—	7,913,486	—
Commercial Mortgage-Backed Securities	—	3,299,240	—
Corporate Bonds
Australia	—	5,449,361	—
Austria	—	2,956,580	—
Belgium	—	1,243,925	—
Canada	—	47,232,448	—
China	—	8,271,787	—
France	—	7,771,726	—
Germany	—	34,715,233	—
Indonesia	—	1,545,180	—
Ireland	—	2,422,285	—
Israel	—	1,879,400	—
Japan	—	2,775,916	—
Kazakhstan	—	3,011,670	—
Luxembourg	—	1,595,940	—
Mexico	—	9,891,286	—
Netherlands	—	15,721,507	—
New Zealand	—	2,446,583	—
South Korea	—	3,107,558	—
Spain	—	3,017,055	—
Supranational Bank	—	29,283,224	—
Sweden	—	3,875,823	—
Switzerland	—	10,738,378	—
Tunisia	—	1,144,000	—
Turkey	—	3,416,840	—
United Kingdom	—	20,292,161	—
United States	—	304,575,878	—

A1201

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds	$—	$299,782,962	$—
U.S. Government Agency Obligations	—	314,949,395	—
U.S. Treasury Obligations	—	524,212,169	—
Affiliated Mutual Funds	324,160,457	—	—
Other Financial Instruments*
Futures Contracts	(6,003,071)	—	—
Centrally Cleared Credit Default Swaps	—	(8,254)	—
OTC Total Return Swap Agreements	—	(4,693,757)	—

Total	$2,722,614,002	$2,777,024,783	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1202

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

U.S. Treasury Obligations	9.9%
Banks	7.4
Affiliated Mutual Funds (4.4% represents investments purchased with collateral from securities on loan)	6.1
U.S. Government Agency Obligations	5.9
Sovereign Bonds	5.7
Software	3.6
Oil, Gas & Consumable Fuels	3.3
Pharmaceuticals	3.3
Health Care Providers & Services	2.9
Technology Hardware, Storage & Peripherals	2.7
Insurance	2.6
IT Services	2.5
Health Care Equipment & Supplies	2.3
Semiconductors & Semiconductor Equipment	2.3
Internet Software & Services	2.0
Internet & Direct Marketing Retail	1.8
Machinery	1.7
Biotechnology	1.5
Aerospace & Defense	1.4
Media	1.4
Trading Companies & Distributors	1.3
Food Products	1.3
Chemicals	1.2
Food & Staples Retailing	1.2
Capital Markets	1.2
Diversified Telecommunication Services	1.2
Automobiles	1.2
Specialty Retail	1.2
Electronic Equipment, Instruments & Components	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Electric Utilities	1.0
Hotels, Restaurants & Leisure	0.9
Multi-Utilities	0.9
Textiles, Apparel & Luxury Goods	0.8
Metals & Mining	0.8
Life Sciences Tools & Services	0.8
Communications Equipment	0.7
Oil & Gas	0.7
Multiline Retail	0.7
Auto Manufacturers	0.7
Beverages	0.6
Road & Rail	0.6
Electric	0.6
Auto Components	0.6
Multi-National	0.6
Real Estate Management & Development	0.6
Airlines	0.6
Paper & Forest Products	0.5
Personal Products	0.5
Tobacco	0.5
Building Products	0.5
Household Durables	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.4

Construction & Engineering	0.4%
Household Products	0.4
Commercial Services & Supplies	0.4
Consumer Finance	0.4
Diversified Financial Services	0.3
Foods	0.3
Professional Services	0.3
Telecommunications	0.3
Electrical Equipment	0.2
Air Freight & Logistics	0.2
Pipelines	0.2
Agriculture	0.2
Transportation	0.2
Transportation Infrastructure	0.2
Industrial Conglomerates	0.2
Retail	0.2
Containers & Packaging	0.2
Machinery-Diversified	0.2
Small Business Loan	0.1
Cosmetics/Personal Care	0.1
Credit Cards	0.1
Leisure Products	0.1
Wireless Telecommunication Services	0.1
Health Care Technology	0.1
Mining	0.1
Construction Materials	0.1
Thrifts & Mortgage Finance	0.1
Machinery-Construction & Mining	0.1
Energy Equipment & Services	0.1
Electronics	0.1
Computers	0.1
Commercial Mortgage-Backed Securities	0.1
Commercial Services	0.1
Equipment	0.1
Miscellaneous Manufacturing	0.1
Auto Parts & Equipment	0.1
Building Materials	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Diversified Consumer Services	0.0	*
Healthcare-Products	0.0	*
Semiconductors	0.0	*
Gas Utilities	0.0	*
Oil & Gas Services	0.0	*
Iron/Steel	0.0	*
Collateralized Loan Obligations	0.0	*
Healthcare-Services	0.0	*
Real Estate	0.0	*
Forest Products & Paper	0.0	*
Gas	0.0	*
Home Furnishings	0.0	*
Marine	0.0	*
Distributors	0.0	*
Water Utilities	0.0	*
Internet	0.0	*

	104.1
Liabilities in excess of other assets	(4.1)

	100.0%

*  Less than +/- 0.05%

A1203

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%

COMMON STOCKS — 97.7%
Aerospace & Defense — 1.4%
Kratos Defense & Security Solutions, Inc.*(a)	270,933	$4,004,390
Mercury Systems, Inc.*	184,372	10,199,459

		14,203,849

Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.*	147,840	3,174,125
Atlas Air Worldwide Holdings, Inc.*	57,840	3,687,299

		6,861,424

Auto Components — 0.4%
Visteon Corp.*	39,041	3,626,909

Banks — 6.7%
BankUnited, Inc.	111,863	3,959,950
Cadence BanCorp(a)	315,058	8,229,315
Columbia Banking System, Inc.	123,118	4,773,285
FB Financial Corp.	43,473	1,703,272
FCB Financial Holdings, Inc. (Class A Stock)*	103,162	4,889,879
First Foundation, Inc.*	129,144	2,017,229
Live Oak Bancshares, Inc.(a)	159,945	4,286,526
National Bank Holdings Corp. (Class A Stock)	153,065	5,762,897
Opus Bank	161,414	4,422,744
Origin Bancorp, Inc.(a)	27,000	1,016,550
Pacific Premier Bancorp, Inc.*	200,008	7,440,298
South State Corp.	58,307	4,781,174
Triumph Bancorp, Inc.*	88,260	3,371,532
Union Bankshares Corp.	112,230	4,324,222
Webster Financial Corp.	108,425	6,392,738

		67,371,611

Biotechnology — 11.0%
Adamas Pharmaceuticals, Inc.*(a)	246,873	4,942,397
Aimmune Therapeutics, Inc.*(a)	88,330	2,409,642
AnaptysBio, Inc.*	43,330	4,323,034
Arena Pharmaceuticals, Inc.*	75,860	3,491,077
Array BioPharma, Inc.*(a)	206,892	3,144,758
Avrobio, Inc.*(a)	121,767	6,316,054
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	108,852	4,087,393
Bluebird Bio, Inc.*(a)	11,229	1,639,434
Blueprint Medicines Corp.*	50,666	3,954,988
Clovis Oncology, Inc.*	101,868	2,991,863
Deciphera Pharmaceuticals, Inc.*(a)	131,702	5,099,501
Dicerna Pharmaceuticals, Inc.*(a)	173,792	2,652,066
Editas Medicine, Inc.*(a)	86,153	2,741,388
Exact Sciences Corp.*(a)	95,274	7,519,024
FibroGen, Inc.*	57,860	3,514,995
G1 Therapeutics, Inc.*(a)	156,767	8,197,347
Gritstone Oncology, Inc.*	110,600	1,574,944
Insmed, Inc.*(a)	160,017	3,235,544
Karyopharm Therapeutics, Inc.*	130,320	2,219,350
Ligand Pharmaceuticals, Inc.*(a)	26,936	7,393,663
Loxo Oncology, Inc.*	50,975	8,708,059
NuCana PLC (United Kingdom), ADR*(a)	95,800	2,387,336
PTC Therapeutics, Inc.*	42,190	1,982,930

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Puma Biotechnology, Inc.*(a)	42,772	$1,961,096
REGENXBIO, Inc.*	48,522	3,663,411
Replimune Group, Inc.*(a)	112,540	1,811,894
Sarepta Therapeutics, Inc.*(a)	37,935	6,126,882
Translate Bio, Inc.*	20,100	201,000
Voyager Therapeutics, Inc.*(a)	152,147	2,878,621

		111,169,691

Building Products — 1.3%
JELD-WEN Holding, Inc.*	146,182	3,604,848
Trex Co., Inc.*	121,310	9,338,444

		12,943,292

Capital Markets — 0.5%
Moelis & Co. (Class A Stock)(a)	97,950	5,367,660

Chemicals — 1.3%
Ingevity Corp.*	73,196	7,457,208
Innospec, Inc.	31,082	2,385,544
PQ Group Holdings, Inc.*	196,880	3,439,494

		13,282,246

Commercial Services & Supplies — 0.6%
Tetra Tech, Inc.	86,960	5,939,368
Communications Equipment — 1.1%
Ciena Corp.*(a)	237,211	7,410,472
Lumentum Holdings, Inc.*(a)	57,358	3,438,612

		10,849,084
Construction & Engineering — 1.6%
Dycom Industries, Inc.*(a)	39,640	3,353,544
EMCOR Group, Inc.	81,136	6,094,125
NV5 Global, Inc.*(a)	44,748	3,879,652
Tutor Perini Corp.*(a)	147,971	2,781,855

		16,109,176
Construction Materials — 0.5%
Summit Materials, Inc. (Class A Stock)*	227,725	4,140,041
U.S. Concrete, Inc.*(a)	30,464	1,396,774

		5,536,815
Diversified Consumer Services — 3.5%
Adtalem Global Education, Inc.*	123,538	5,954,532
Chegg, Inc.*(a)	791,246	22,495,124
Grand Canyon Education, Inc.*	60,538	6,828,686

		35,278,342
Diversified Telecommunication Services — 1.5%
Cogent Communications Holdings, Inc.	65,540	3,657,131
Vonage Holdings Corp.*	813,914	11,525,022

		15,182,153
Electrical Equipment — 1.2%
Generac Holdings, Inc.*(a)	120,413	6,792,497
Regal Beloit Corp.	58,895	4,855,893

		11,648,390
Electronic Equipment, Instruments & Components — 0.3%
II-VI, Inc.*(a)	59,598	2,818,985
Energy Equipment & Services — 0.2%
Patterson-UTI Energy, Inc.	100,788	1,724,483

A1204

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) — 1.7%
Industrial Logistics Properties Trust(a)	119,920	$2,759,359
Monmouth Real Estate Investment Corp.	186,960	3,125,971
QTS Realty Trust, Inc. (Class A Stock)	147,658	6,300,567
Ryman Hospitality Properties, Inc.	60,039	5,173,561

		17,359,458
Food & Staples Retailing — 0.6%
Performance Food Group Co.*	193,874	6,456,004
Food Products — 1.0%
Freshpet, Inc.*(a)	158,480	5,816,216
Simply Good Foods Co. (The)*	200,143	3,892,781

		9,708,997
Health Care Equipment & Supplies — 5.2%
AtriCure, Inc.*(a)	70,428	2,467,093
Cutera, Inc.*	28,821	938,124
Insulet Corp.*	30,533	3,234,971
Integer Holdings Corp.*	51,730	4,291,004
Merit Medical Systems, Inc.*	60,270	3,703,592
Novocure Ltd.*	176,210	9,233,404
Nuvectra Corp.*	1,358	29,849
OraSure Technologies, Inc.*	178,327	2,755,152
Sientra, Inc.*(a)	294,415	7,030,630
Tactile Systems Technology, Inc.*(a)	121,446	8,628,738
Tandem Diabetes Care, Inc.*	123,970	5,310,875
Wright Medical Group NV*(a)	164,966	4,787,313

		52,410,745
Health Care Technology — 4.3%
Evolent Health, Inc. (Class A Stock)*(a)	308,207	8,753,079
Tabula Rasa HealthCare, Inc.*(a)	127,404	10,343,931
Teladoc Health, Inc.*(a)	174,693	15,084,740
Vocera Communications, Inc.*	252,919	9,251,777

		43,433,527
Hotels, Restaurants & Leisure — 4.8%
Chuy’s Holdings, Inc.*(a)	79,867	2,096,509
Dave & Buster’s Entertainment, Inc.	51,836	3,432,580
Del Taco Restaurants, Inc.*	433,376	5,118,171
Jack in the Box, Inc.	32,179	2,697,566
Noodles & Co.*(a)	137,690	1,666,049
Planet Fitness, Inc. (Class A Stock)*	295,143	15,946,576
PlayAGS, Inc.*	157,510	4,641,820
SeaWorld Entertainment, Inc.*	198,840	6,249,541
Shake Shack, Inc. (Class A Stock)*(a)	97,465	6,141,270

		47,990,082
Household Durables — 2.3%
Century Communities, Inc.*	178,419	4,683,499
Meritage Homes Corp.*	97,955	3,908,405
Roku, Inc.*(a)	133,415	9,743,297
Sonos, Inc.*(a)	299,000	4,795,960

		23,131,161
Internet & Direct Marketing Retail — 0.5%
Nutrisystem, Inc.(a)	137,316	5,087,558
Internet Software & Services — 5.8%
Alarm.com Holdings, Inc.*(a)	79,429	4,559,225
Alteryx, Inc. (Class A Stock)*(a)	171,733	9,824,845
Box, Inc. (Class A Stock)*	154,950	3,704,855

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Cloudera, Inc.*	89,540	$1,580,381
Etsy, Inc.*	73,646	3,783,931
GTT Communications, Inc.*(a)	59,095	2,564,723
Instructure, Inc.*	112,430	3,980,022
Internap Corp.*(a)	85,638	1,081,608
Mimecast Ltd.*	132,100	5,532,347
Q2 Holdings, Inc.*	69,850	4,229,418
Twilio, Inc. (Class A Stock)*	55,102	4,754,201
Wix.com Ltd. (Israel)*(a)	104,100	12,460,770

		58,056,326
IT Services — 0.9%
EPAM Systems, Inc.*	56,672	7,803,734
Everi Holdings, Inc.*	185,330	1,699,476

		9,503,210
Life Sciences Tools & Services — 0.7%
Charles River Laboratories International, Inc.*	20,094	2,703,447
NeoGenomics, Inc.*	316,175	4,853,286

		7,556,733
Machinery — 3.0%
Chart Industries, Inc.*	91,390	7,158,579
Evoqua Water Technologies Corp.*	49,682	883,346
Kadant, Inc.	59,137	6,377,925
Kennametal, Inc.(a)	246,954	10,757,317
Woodward, Inc.	57,863	4,678,802

		29,855,969
Metals & Mining — 0.9%
Allegheny Technologies, Inc.*(a)	101,180	2,989,869
Carpenter Technology Corp.	101,230	5,967,509

		8,957,378
Multiline Retail — 1.5%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	160,886	15,461,144
Oil, Gas & Consumable Fuels — 1.8%
Callon Petroleum Co.*(a)	467,075	5,600,229
Delek US Holdings, Inc.	81,860	3,473,320
Extraction Oil & Gas, Inc.*(a)	184,781	2,086,177
Matador Resources Co.*(a)	202,854	6,704,325

		17,864,051
Paper & Forest Products — 0.6%
Boise Cascade Co.	170,576	6,277,197
Pharmaceuticals — 3.4%
Aerie Pharmaceuticals, Inc.*(a)	38,022	2,340,254
Amphastar Pharmaceuticals, Inc.*	133,000	2,558,920
Assembly Biosciences, Inc.*	73,290	2,721,991
Catalent, Inc.*	75,720	3,449,045
Cymabay Therapeutics, Inc.*	262,597	2,909,575
Nektar Therapeutics*	46,446	2,831,348
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	86,836	7,099,711
Supernus Pharmaceuticals, Inc.*(a)	65,398	3,292,789
WaVe Life Sciences Ltd.*(a)	66,272	3,313,600
Zogenix, Inc.*(a)	78,620	3,899,552

		34,416,785

A1205

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 1.2%
ASGN, Inc.*	61,887	$4,884,741
TriNet Group, Inc.*	67,328	3,791,913
WageWorks, Inc.*(a)	74,349	3,178,420

		11,855,074
Road & Rail — 1.5%
Daseke, Inc.*	231,560	1,857,111
Saia, Inc.*(a)	68,890	5,266,641
US Xpress Enterprises, Inc. (Class A Stock)*	171,690	2,369,322
Werner Enterprises, Inc.(a)	150,437	5,317,948

		14,811,022
Semiconductors & Semiconductor Equipment — 3.6%
Integrated Device Technology, Inc.*	95,400	4,484,754
MaxLinear, Inc.*(a)	211,603	4,206,668
Monolithic Power Systems, Inc.	66,116	8,299,541
Semtech Corp.*	187,132	10,404,539
Universal Display Corp.(a)	76,265	8,991,644

		36,387,146
Software — 10.0%
8x8, Inc.*	426,899	9,071,604
Carbon Black, Inc.*(a)	22,400	474,432
ForeScout Technologies, Inc.*	254,670	9,616,339
Glu Mobile, Inc.*	232,070	1,728,922
Imperva, Inc.*	96,714	4,492,365
Model N, Inc.*	152,869	2,422,974
Paycom Software, Inc.*(a)	54,877	8,528,435
Pluralsight, Inc. (Class A Stock)*(a)	95,430	3,053,760
Proofpoint, Inc.*	132,876	14,128,705
Rapid7, Inc.*	161,340	5,956,673
SailPoint Technologies Holding, Inc.*	287,547	9,782,349
SVMK, Inc.*	13,410	214,962
Talend SA, ADR*	53,800	3,752,012
Tenable Holdings, Inc.*(a)	108,592	4,222,057
Upland Software, Inc.*	182,009	5,880,711
Varonis Systems, Inc.*	223,787	16,392,398
Zscaler, Inc.*	24,520	999,926

		100,718,624
Specialty Retail — 4.0%
American Eagle Outfitters, Inc.	306,400	7,607,911
Children’s Place, Inc. (The)(a)	88,961	11,369,216
Dick’s Sporting Goods, Inc.(a)	180,119	6,390,622
Five Below, Inc.*	76,768	9,984,446
Tilly’s, Inc. (Class A Stock)	145,644	2,759,954
Urban Outfitters, Inc.*	59,051	2,415,186

		40,527,335
Technology Hardware, Storage & Peripherals — 1.0%
Pure Storage, Inc. (Class A Stock)*	176,980	4,592,631
USA Technologies, Inc.*	723,310	5,207,832

		9,800,463
Textiles, Apparel & Luxury Goods — 1.2%
Steven Madden Ltd.	230,287	12,182,183
Thrifts & Mortgage Finance — 1.3%
Essent Group Ltd.*	119,896	5,305,397
LendingTree, Inc.*(a)	20,443	4,703,934

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
OceanFirst Financial Corp.	109,643	$2,984,482

		12,993,813

Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc.*	73,796	2,670,677
H&E Equipment Services, Inc.	107,325	4,054,739

		6,725,416

Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc.*	121,400	4,236,859

TOTAL LONG-TERM INVESTMENTS (cost $708,937,500)		983,677,738

SHORT-TERM INVESTMENTS — 32.3%

AFFILIATED MUTUAL FUNDS — 30.8%
PGIM Core Ultra Short Bond Fund(w)	16,360,915	16,360,915
PGIM Institutional Money Market Fund (cost $293,145,706; includes $292,654,859 of cash collateral for securities on loan)(b)(w)	293,110,506	293,139,817

TOTAL AFFILIATED MUTUAL FUNDS (cost $309,506,621)		309,500,732

UNAFFILIATED FUND — 1.5%
BlackRock Liquidity Funds FedFund Portfolio (cost $15,299,874)	15,299,874	15,299,874

TOTAL SHORT-TERM INVESTMENTS (cost $324,806,495)		324,800,606

TOTAL INVESTMENTS — 130.0% (cost $1,033,743,995)		1,308,478,344
Liabilities in excess of other assets — (30.0)%		(301,814,544)

NET ASSETS — 100.0%		$1,006,663,800

A1206

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $286,919,141; cash collateral of $292,654,859 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,203,849	$ —	$ —
Air Freight & Logistics	6,861,424	—	—
Auto Components	3,626,909	—	—
Banks	67,371,611	—	—
Biotechnology	111,169,691	—	—
Building Products	12,943,292	—	—
Capital Markets	5,367,660	—	—
Chemicals	13,282,246	—	—
Commercial Services & Supplies	5,939,368	—	—
Communications Equipment	10,849,084	—	—
Construction & Engineering	16,109,176	—	—
Construction Materials	5,536,815	—	—
Diversified Consumer Services	35,278,342	—	—
Diversified Telecommunication Services	15,182,153	—	—
Electrical Equipment	11,648,390	—	—
Electronic Equipment, Instruments & Components	2,818,985	—	—
Energy Equipment & Services	1,724,483	—	—
Equity Real Estate Investment Trusts (REITs)	17,359,458	—	—
Food & Staples Retailing	6,456,004	—	—
Food Products	9,708,997	—	—
Health Care Equipment & Supplies	52,410,745	—	—
Health Care Technology	43,433,527	—	—
Hotels, Restaurants & Leisure	47,990,082	—	—
Household Durables	23,131,161	—	—
Internet & Direct Marketing Retail	5,087,558	—	—
Internet Software & Services	58,056,326	—	—
IT Services	9,503,210	—	—
Life Sciences Tools & Services	7,556,733	—	—
Machinery	29,855,969	—	—
Metals & Mining	8,957,378	—	—
Multiline Retail	15,461,144	—	—
Oil, Gas & Consumable Fuels	17,864,051	—	—
Paper & Forest Products	6,277,197	—	—
Pharmaceuticals	34,416,785	—	—
Professional Services	11,855,074	—	—
Road & Rail	14,811,022	—	—
Semiconductors & Semiconductor Equipment	36,387,146	—	—
Software	100,718,624	—	—
Specialty Retail	40,527,335	—	—
Technology Hardware, Storage & Peripherals	9,800,463	—	—
Textiles, Apparel & Luxury Goods	12,182,183	—	—
Thrifts & Mortgage Finance	12,993,813	—	—
Trading Companies & Distributors	6,725,416	—	—

A1207

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$4,236,859	$—	$—
Affiliated Mutual Funds	309,500,732	—	—
Unaffiliated Fund	15,299,874	—	—

Total	$1,308,478,344	$—	$—

A1208

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%

COMMON STOCKS
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.*(a)	110,056	$3,740,803
Axon Enterprise, Inc.*	37,970	2,598,287
Mercury Systems, Inc.*	63,132	3,492,462

		9,831,552

Airlines — 0.3%
Azul SA (Brazil), ADR*(a)	179,370	3,190,992

Auto Components — 1.0%
Cooper Tire & Rubber Co.(a)	85,160	2,410,028
Tenneco, Inc.	91,554	3,858,086
Visteon Corp.*	28,858	2,680,908

		8,949,022

Banks — 2.9%
First Busey Corp.	82,078	2,548,522
First Hawaiian, Inc.	98,467	2,674,364
Great Western Bancorp, Inc.(a)	65,230	2,752,054
IBERIABANK Corp.	45,920	3,735,592
Seacoast Banking Corp. of Florida*	87,964	2,568,549
Sterling Bancorp	174,351	3,835,722
Texas Capital Bancshares, Inc.*	35,680	2,948,952
Triumph Bancorp, Inc.*	50,156	1,915,959
Western Alliance Bancorp*	66,207	3,766,516

		26,746,230

Biotechnology — 11.0%
Abeona Therapeutics, Inc.*(a)	86,322	1,104,922
Agios Pharmaceuticals, Inc.*(a)	27,523	2,122,574
Aimmune Therapeutics, Inc.*(a)	67,390	1,838,399
Amicus Therapeutics, Inc.*(a)	590,112	7,134,454
Apellis Pharmaceuticals, Inc.*	112,370	1,997,939
Aptinyx, Inc.*(a)	125,061	3,621,767
Arena Pharmaceuticals, Inc.*	71,095	3,271,792
Audentes Therapeutics, Inc.*	123,733	4,898,590
Bluebird Bio, Inc.*(a)	23,550	3,438,299
Blueprint Medicines Corp.*	92,887	7,250,760
Celyad SA (Belgium), ADR*(a)	49,315	1,299,943
Coherus Biosciences, Inc.*	82,484	1,360,985
Cytokinetics, Inc.*	109,363	1,077,226
CytomX Therapeutics, Inc.*	79,710	1,474,635
Exact Sciences Corp.*(a)	57,140	4,509,489
Five Prime Therapeutics, Inc.*(a)	98,661	1,373,361
Flexion Therapeutics, Inc.*	60,393	1,129,953
G1 Therapeutics, Inc.*(a)	36,883	1,928,612
GlycoMimetics, Inc.*(a)	67,798	976,291
Heron Therapeutics, Inc.*(a)	96,066	3,040,489
Immunomedics, Inc.*(a)	190,510	3,968,323
Iovance Biotherapeutics, Inc.*(a)	232,001	2,610,011
Ironwood Pharmaceuticals, Inc.*(a)	28,700	529,802
Karyopharm Therapeutics, Inc.*	47,200	803,816
Kura Oncology, Inc.*(a)	139,490	2,441,075
Ligand Pharmaceuticals, Inc.*(a)	21,851	5,997,881
Loxo Oncology, Inc.*	61,270	10,466,754
Madrigal Pharmaceuticals, Inc.*(a)	21,067	4,511,076
Portola Pharmaceuticals, Inc.*(a)	67,387	1,794,516
REGENXBIO, Inc.*	36,497	2,755,524
Rigel Pharmaceuticals, Inc.*(a)	376,423	1,208,318

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Sage Therapeutics, Inc.*	19,709	$2,783,896
Spark Therapeutics, Inc.*(a)	40,197	2,192,746
Ultragenyx Pharmaceutical, Inc.*	55,652	4,248,474

		101,162,692

Building Products — 1.7%
American Woodmark Corp.*	34,007	2,667,849
Armstrong World Industries, Inc.*	58,468	4,069,373
JELD-WEN Holding, Inc.*	122,422	3,018,927
Simpson Manufacturing Co., Inc.	75,900	5,499,714

		15,255,863

Capital Markets — 0.5%
Evercore, Inc. (Class A Stock)	43,972	4,421,385

Chemicals — 2.1%
Ashland Global Holdings, Inc.	68,910	5,778,793
Ferro Corp.*	260,320	6,044,630
OMNOVA Solutions, Inc.*	201,040	1,980,244
PolyOne Corp.	116,996	5,115,065

		18,918,732

Commercial Services & Supplies — 1.5%
Advanced Disposal Services, Inc.*	95,302	2,580,778
Brink’s Co. (The)	36,540	2,548,665
Clean Harbors, Inc.*	61,109	4,374,182
MSA Safety, Inc.	40,850	4,348,074

		13,851,699

Communications Equipment — 0.9%
Lumentum Holdings, Inc.*(a)	130,772	7,839,781

Construction Materials — 0.3%
Summit Materials, Inc. (Class A Stock)*	137,705	2,503,477

Consumer Finance — 1.0%
Green Dot Corp. (Class A Stock)*	38,520	3,421,346
OneMain Holdings, Inc.*	60,509	2,033,707
SLM Corp.*	323,714	3,609,411

		9,064,464

Containers & Packaging — 0.3%
Graphic Packaging Holding Co.	226,205	3,169,132

Distributors — 0.4%
Core-Mark Holding Co., Inc.	117,367	3,985,783

Diversified Consumer Services — 1.2%
Arco Platform Ltd. (Brazil) (Class A Stock)*	57,410	1,308,947
Grand Canyon Education, Inc.*	51,287	5,785,174
Weight Watchers International, Inc.*	56,590	4,073,914

		11,168,035

Diversified Telecommunication Services — 0.6%
ORBCOMM, Inc.*	158,740	1,723,916
Vonage Holdings Corp.*	247,410	3,503,326

		5,227,242

Electrical Equipment — 0.7%
AZZ, Inc.	54,461	2,750,281
Generac Holdings, Inc.*(a)	66,102	3,728,814

		6,479,095

A1209

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 1.7%
CTS Corp.	51,883	$1,779,587
ePlus, Inc.*	43,231	4,007,514
II-VI, Inc.*	52,589	2,487,460
Littelfuse, Inc.	18,527	3,666,308
Rogers Corp.*	24,780	3,650,590

		15,591,459

Energy Equipment & Services — 0.9%
Newpark Resources, Inc.*	562,410	5,820,944
ProPetro Holding Corp.*(a)	137,325	2,264,489

		8,085,433

Equity Real Estate Investment Trusts (REITs) — 0.8%
CoreSite Realty Corp.	19,451	2,161,784
Corporate Office Properties Trust	73,377	2,188,836
Sunstone Hotel Investors, Inc.	206,348	3,375,853

		7,726,473

Food & Staples Retailing — 1.1%
Casey’s General Stores, Inc.(a)	18,903	2,440,566
Performance Food Group Co.*	130,671	4,351,344
PriceSmart, Inc.(a)	45,343	3,670,516

		10,462,426

Food Products — 1.7%
Freshpet, Inc.*	68,270	2,505,509
Hostess Brands, Inc.*(a)	227,506	2,518,491
Nomad Foods Ltd. (United Kingdom)*	370,120	7,498,631
Post Holdings, Inc.*	32,595	3,195,614

		15,718,245

Health Care Equipment & Supplies — 7.2%
AtriCure, Inc.*(a)	112,064	3,925,602
Cardiovascular Systems, Inc.*	94,410	3,695,207
Globus Medical, Inc. (Class A Stock)*	189,119	10,734,395
Haemonetics Corp.*	32,253	3,695,549
ICU Medical, Inc.*	13,002	3,676,316
Insulet Corp.*(a)	105,557	11,183,765
Integra LifeSciences Holdings Corp.*(a)	66,036	4,349,791
iRhythm Technologies, Inc.*	18,860	1,785,288
LivaNova PLC*	22,566	2,797,507
Masimo Corp.*	45,500	5,666,570
Merit Medical Systems, Inc.*	90,901	5,585,866
OraSure Technologies, Inc.*	164,172	2,536,457
Orthofix Medical, Inc.*	44,823	2,591,218
Penumbra, Inc.*(a)	27,010	4,043,397

		66,266,928

Health Care Providers & Services — 1.2%
HealthEquity, Inc.*(a)	43,510	4,107,779
Molina Healthcare, Inc.*	13,465	2,002,246
Providence Service Corp. (The)*	33,825	2,275,746
US Physical Therapy, Inc.	23,867	2,830,626

		11,216,397

Health Care Technology — 2.6%
HMS Holdings Corp.*	170,991	5,610,215
Medidata Solutions, Inc.*(a)	43,456	3,185,759
Omnicell, Inc.*(a)	87,802	6,312,964

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology (cont’d.)
Teladoc Health, Inc.*(a)	105,778	$9,133,931

		24,242,869

Hotels, Restaurants & Leisure — 4.7%
Dave & Buster’s Entertainment, Inc.	71,610	4,742,014
Dine Brands Global, Inc.(a)	74,260	6,038,081
Dunkin’ Brands Group, Inc.(a)	56,236	4,145,718
Eldorado Resorts, Inc.*(a)	106,890	5,194,853
Marriott Vacations Worldwide Corp.	41,948	4,687,689
Planet Fitness, Inc. (Class A Stock)*	121,850	6,583,556
Red Rock Resorts, Inc. (Class A Stock)	116,970	3,117,251
Wingstop, Inc.(a)	125,815	8,589,391

		43,098,553

Household Durables — 0.9%
Installed Building Products, Inc.*	78,381	3,056,859
Skyline Champion Corp.	34,900	997,093
TopBuild Corp.*	73,068	4,151,724

		8,205,676

Insurance — 1.2%
James River Group Holdings Ltd.	102,015	4,347,879
Kemper Corp.	47,520	3,822,984
Primerica, Inc.	26,150	3,152,383

		11,323,246

Internet Software & Services — 8.5%
2U, Inc.*(a)	41,576	3,126,099
Alteryx, Inc. (Class A Stock)*(a)	27,211	1,556,741
Blucora, Inc.*	87,474	3,520,829
Carbonite, Inc.*	87,991	3,136,879
Cloudera, Inc.*	203,580	3,593,187
Cornerstone OnDemand, Inc.*	115,150	6,534,763
Coupa Software, Inc.*	58,420	4,621,021
Envestnet, Inc.*	68,350	4,165,933
Etsy, Inc.*	110,837	5,694,805
Five9, Inc.*	90,841	3,968,843
Instructure, Inc.*	70,503	2,495,806
MINDBODY, Inc. (Class A Stock)*	225,652	9,172,754
MongoDB, Inc.*(a)	38,686	3,154,843
Q2 Holdings, Inc.*	89,935	5,445,565
SendGrid, Inc.*	151,610	5,577,732
TrueCar, Inc.*	208,557	2,940,654
Wix.com Ltd. (Israel)*	61,920	7,411,823
Yelp, Inc.*	35,827	1,762,688

		77,880,965

IT Services — 4.8%
Acxiom Holdings, Inc.*	91,748	4,533,269
Black Knight, Inc.*	122,185	6,347,511
CACI International, Inc. (Class A Stock)*	22,346	4,115,016
EPAM Systems, Inc.*	18,994	2,615,474
Euronet Worldwide, Inc.*(a)	70,641	7,079,641
InterXion Holding NV (Netherlands)*(a)	87,765	5,906,585
Science Applications International Corp.	50,690	4,085,614
WEX, Inc.*	23,050	4,627,518
WNS Holdings Ltd. (India), ADR*	84,817	4,304,463

		43,615,091

A1210

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.8%
NanoString Technologies, Inc.*	139,247	$2,482,774
Syneos Health, Inc.*	88,361	4,555,010

		7,037,784

Machinery — 5.9%
Altra Industrial Motion Corp.(a)	200,749	8,290,933
Astec Industries, Inc.	41,429	2,088,436
Evoqua Water Technologies Corp.*	121,082	2,152,838
Harsco Corp.*	236,300	6,746,365
ITT, Inc.	81,786	5,010,210
John Bean Technologies Corp.(a)	56,418	6,730,667
Kennametal, Inc.(a)	144,760	6,305,746
Milacron Holdings Corp.*	156,573	3,170,603
Proto Labs, Inc.*	23,470	3,796,273
Rexnord Corp.*	122,210	3,764,068
Welbilt, Inc.*	286,957	5,991,662

		54,047,801

Metals & Mining — 0.8%
Allegheny Technologies, Inc.*(a)	242,170	7,156,124

Multiline Retail — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	45,692	4,391,001

Oil, Gas & Consumable Fuels — 1.2%
Newfield Exploration Co.*	101,679	2,931,406
PDC Energy, Inc.*	52,943	2,592,089
SRC Energy, Inc.*	226,980	2,017,852
WildHorse Resource Development Corp.*(a)	160,834	3,802,116

		11,343,463

Paper & Forest Products — 0.5%
Boise Cascade Co.	66,624	2,451,763
Louisiana-Pacific Corp.	92,761	2,457,239

		4,909,002

Personal Products — 0.4%
Edgewell Personal Care Co.*(a)	72,205	3,338,037

Pharmaceuticals — 3.3%
Aerie Pharmaceuticals, Inc.*(a)	53,939	3,319,945
Amneal Pharmaceuticals, Inc.*(a)	167,999	3,727,898
Assembly Biosciences, Inc.*	80,230	2,979,742
Catalent, Inc.*	112,864	5,140,955
Dermira, Inc.*	114,731	1,250,568
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	25,090	4,334,047
Intersect ENT, Inc.*	135,665	3,900,369
MyoKardia, Inc.*	56,888	3,709,098
Revance Therapeutics, Inc.*	55,806	1,386,779
Sienna Biopharmaceuticals, Inc.*	38,900	576,498

		30,325,899

Professional Services — 1.4%
ASGN, Inc.*	64,309	5,075,909
Exponent, Inc.	99,167	5,315,351
Huron Consulting Group, Inc.*	49,495	2,445,053

		12,836,313

Real Estate Management & Development — 0.4%
HFF, Inc. (Class A Stock)	82,993	3,525,543

	Shares	Value

COMMON STOCKS (Continued)
Road & Rail — 1.4%
Genesee & Wyoming, Inc. (Class A Stock)*	46,231	$4,206,559
Knight-Swift Transportation Holdings, Inc.(a)	37,615	1,296,965
Marten Transport Ltd.	125,056	2,632,429
Saia, Inc.*(a)	62,360	4,767,422

		12,903,375

Semiconductors & Semiconductor Equipment — 3.2%
Cirrus Logic, Inc.*	49,609	1,914,907
Cohu, Inc.	111,185	2,790,744
Cypress Semiconductor Corp.	169,720	2,459,243
Diodes, Inc.*	72,828	2,424,444
Entegris, Inc.	129,982	3,762,979
FormFactor, Inc.*	256,093	3,521,279
MKS Instruments, Inc.	38,610	3,094,592
Monolithic Power Systems, Inc.	19,375	2,432,144
Tower Semiconductor Ltd. (Israel)*(a)	123,375	2,684,639
Versum Materials, Inc.	105,680	3,805,537

		28,890,508

Software — 5.5%
8x8, Inc.*	118,971	2,528,134
Blackbaud, Inc.	31,437	3,190,227
Everbridge, Inc.*	67,263	3,877,039
Fair Isaac Corp.*	36,361	8,310,307
ForeScout Technologies, Inc.*	73,698	2,782,836
HubSpot, Inc.*(a)	50,031	7,552,178
Paylocity Holding Corp.*	59,549	4,782,976
Pegasystems, Inc.	69,168	4,329,917
Pivotal Software, Inc. (Class A Stock)*(a)	88,165	1,726,271
RingCentral, Inc. (Class A Stock)*	119,896	11,156,323

		50,236,208

Specialty Retail — 3.1%
At Home Group, Inc.*	159,340	5,023,990
Caleres, Inc.	89,561	3,211,657
Five Below, Inc.*	34,192	4,447,012
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	111,265	3,356,865
Lithia Motors, Inc. (Class A Stock)(a)	36,928	3,015,540
Michaels Cos., Inc. (The)*(a)	124,266	2,016,837
Monro, Inc.(a)	54,780	3,812,688
National Vision Holdings, Inc.*	73,650	3,324,561

		28,209,150

Textiles, Apparel & Luxury Goods — 2.8%
Carter’s, Inc.	48,817	4,813,356
Oxford Industries, Inc.	47,691	4,301,728
Steven Madden Ltd.	197,290	10,436,641
Wolverine World Wide, Inc.	165,401	6,458,909

		26,010,634

Thrifts & Mortgage Finance — 0.7%
LendingTree, Inc.*(a)	9,817	2,258,892
MGIC Investment Corp.*	330,095	4,393,564

		6,652,456

Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	50,861	3,979,873
BMC Stock Holdings, Inc.*	109,353	2,039,433
H&E Equipment Services, Inc.	141,150	5,332,647

A1211

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
SiteOne Landscape Supply, Inc.*(a)	82,760	$6,235,138

		17,587,091

TOTAL LONG-TERM INVESTMENTS (cost $705,771,796)		904,599,326

SHORT-TERM INVESTMENTS — 23.6%

AFFILIATED MUTUAL FUNDS — 23.5%
PGIM Core Ultra Short Bond Fund(w)	7,056,286	7,056,286
PGIM Institutional Money Market Fund (cost $208,901,210; includes $208,555,265 of cash collateral for securities on loan)(b)(w)	208,878,991	208,899,879

TOTAL AFFILIATED MUTUAL FUNDS (cost $215,957,496)		215,956,165

	Shares	Value

UNAFFILIATED FUND — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $792,327)	792,327	$792,327

TOTAL SHORT-TERM INVESTMENTS (cost $216,749,823)		216,748,492

TOTAL INVESTMENTS — 122.2% (cost $922,521,619)		1,121,347,818
Liabilities in excess of other assets — (22.2)%		(203,582,294)

NET ASSETS — 100.0%		$917,765,524

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $203,711,579; cash collateral of $208,555,265 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,831,552	$—	$—
Airlines	3,190,992	—	—
Auto Components	8,949,022	—	—
Banks	26,746,230	—	—
Biotechnology	101,162,692	—	—
Building Products	15,255,863	—	—
Capital Markets	4,421,385	—	—
Chemicals	18,918,732	—	—
Commercial Services & Supplies	13,851,699	—	—
Communications Equipment	7,839,781	—	—
Construction Materials	2,503,477	—	—
Consumer Finance	9,064,464	—	—
Containers & Packaging	3,169,132	—	—
Distributors	3,985,783	—	—
Diversified Consumer Services	11,168,035	—	—
Diversified Telecommunication Services	5,227,242	—	—
Electrical Equipment	6,479,095	—	—
Electronic Equipment, Instruments & Components	15,591,459	—	—
Energy Equipment & Services	8,085,433	—	—
Equity Real Estate Investment Trusts (REITs)	7,726,473	—	—

A1212

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Food & Staples Retailing	$10,462,426	$—	$—
Food Products	15,718,245	—	—
Health Care Equipment & Supplies	66,266,928	—	—
Health Care Providers & Services	11,216,397	—	—
Health Care Technology	24,242,869	—	—
Hotels, Restaurants & Leisure	43,098,553	—	—
Household Durables	8,205,676	—	—
Insurance	11,323,246	—	—
Internet Software & Services	77,880,965	—	—
IT Services	43,615,091	—	—
Life Sciences Tools & Services	7,037,784	—	—
Machinery	54,047,801	—	—
Metals & Mining	7,156,124	—	—
Multiline Retail	4,391,001	—	—
Oil, Gas & Consumable Fuels	11,343,463	—	—
Paper & Forest Products	4,909,002	—	—
Personal Products	3,338,037	—	—
Pharmaceuticals	30,325,899	—	—
Professional Services	12,836,313	—	—
Real Estate Management & Development	3,525,543	—	—
Road & Rail	12,903,375	—	—
Semiconductors & Semiconductor Equipment	28,890,508	—	—
Software	50,236,208	—	—
Specialty Retail	28,209,150	—	—
Textiles, Apparel & Luxury Goods	26,010,634	—	—
Thrifts & Mortgage Finance	6,652,456	—	—
Trading Companies & Distributors	17,587,091	—	—
Affiliated Mutual Funds	215,956,165	—	—
Unaffiliated Fund	792,327	—	—

Total	$1,121,347,818	$—	$—

A1213

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%

COMMON STOCKS — 96.9%
Aerospace & Defense — 1.4%
Engility Holdings, Inc.*	30,700	$1,104,893
Hexcel Corp.	58,191	3,901,707
Moog, Inc. (Class A Stock)	31,450	2,703,757
Triumph Group, Inc.(a)	66,453	1,548,355
Vectrus, Inc.*	96,200	3,000,478

		12,259,190

Airlines — 0.5%
SkyWest, Inc.	72,200	4,252,580

Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc.*	79,000	1,377,760
Cooper-Standard Holdings, Inc.*	39,400	4,727,212
Dana, Inc.	154,900	2,891,983
Horizon Global Corp.*(a)	224,943	1,603,844
Modine Manufacturing Co.*	14,100	210,090
Stoneridge, Inc.*	84,700	2,517,284
Tower International, Inc.	16,500	499,125

		13,827,298

Banks — 16.5%
1st Source Corp.	4,050	213,111
Allegiance Bancshares, Inc.*	11,400	475,380
Banc of California, Inc.(a)	129,207	2,442,012
Bancorp, Inc. (The)*	216,600	2,077,194
Bank of Commerce Holdings	8,800	107,360
Bank of Marin Bancorp	1,500	125,850
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	213,830	11,089,223
BankUnited, Inc.	149,232	5,282,813
Banner Corp.	10,100	627,917
Berkshire Hills Bancorp, Inc.	7,700	313,390
Boston Private Financial Holdings, Inc.	14,800	202,020
Cathay General Bancorp	19,100	791,504
CenterState Bank Corp.	20,738	581,695
Central Valley Community Bancorp	9,000	194,490
Chemical Financial Corp.	77,528	4,139,995
Chemung Financial Corp.	2,200	93,346
Community Trust Bancorp, Inc.	14,846	688,112
Customers Bancorp, Inc.*	26,640	626,839
Eagle Bancorp, Inc.*	59,347	3,002,958
East West Bancorp, Inc.	14,683	886,413
Enterprise Financial Services Corp.	65,400	3,469,470
Farmers National Banc Corp.	32,000	489,600
Fidelity Southern Corp.	87,975	2,180,021
Financial Institutions, Inc.	50,100	1,573,140
First Bancorp	13,800	559,038
First Bancorp (Puerto Rico)*	759,700	6,913,270
First Bancshares, Inc. (The)	8,400	328,020
First Business Financial Services, Inc.	19,500	452,010
First Citizens BancShares, Inc. (Class A Stock)	2,200	995,016
First Commonwealth Financial Corp.	34,600	558,444
First Community Bancshares, Inc.	23,000	779,240
First Financial Bancorp	23,700	703,890
First Financial Corp.	4,800	240,960
First Hawaiian, Inc.	18,200	494,312

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Horizon National Corp.(a)	257,572	$4,445,693
First Merchants Corp.	60,800	2,735,392
First Midwest Bancorp, Inc.(a)	31,800	845,562
Flushing Financial Corp.	14,900	363,560
FNB Corp.(a)	464,477	5,908,147
Franklin Financial Network, Inc.*	12,700	496,570
Fulton Financial Corp.	116,000	1,931,400
Great Southern Bancorp, Inc.	21,000	1,162,350
Green Bancorp, Inc.	82,700	1,827,670
Hancock Whitney Corp.	131,200	6,238,560
Hanmi Financial Corp.	149,775	3,729,398
Heartland Financial USA, Inc.	29,100	1,689,255
Heritage Commerce Corp.	19,400	289,448
Hilltop Holdings, Inc.	71,800	1,448,206
HomeTrust Bancshares, Inc.*	11,000	320,650
IBERIABANK Corp.	158,793	12,917,811
Independent Bank Corp.	49,300	1,165,945
Independent Bank Corp.(a)	14,200	1,172,920
MB Financial, Inc.	109,426	5,045,632
Midland States Bancorp, Inc.	10,500	337,050
Northrim BanCorp, Inc.	9,000	373,950
OFG Bancorp (Puerto Rico)(a)	85,000	1,372,750
Old Second Bancorp, Inc.	36,600	565,470
Pacific Mercantile Bancorp*	17,000	158,950
PacWest Bancorp	16,769	799,043
Peoples Bancorp, Inc.	27,800	973,834
Preferred Bank	40,700	2,380,950
Premier Financial Bancorp, Inc.	6,612	122,256
Republic Bancorp, Inc. (Class A Stock)	7,546	347,871
Shore Bancshares, Inc.	8,400	149,688
Sierra Bancorp	12,100	349,690
Simmons First National Corp. (Class A Stock)	13,000	382,850
South State Corp.	3,711	304,302
Sterling Bancorp	343,072	7,547,584
TCF Financial Corp.	42,146	1,003,496
Towne Bank	7,096	218,912
TriCo Bancshares	77,000	2,973,740
TriState Capital Holdings, Inc.*	8,600	237,360
Triumph Bancorp, Inc.*	17,500	668,500
Trustmark Corp.	11,200	376,880
Umpqua Holdings Corp.	110,700	2,302,560
United Community Banks, Inc.	159,700	4,454,033
Univest Corp. of Pennsylvania	149,611	3,957,211
West Bancorporation, Inc.	9,300	218,550
Wintrust Financial Corp.	57,100	4,850,074

		144,859,776

Biotechnology — 0.9%
Abeona Therapeutics, Inc.*(a)	42,500	544,000
Acceleron Pharma, Inc.*	11,000	629,530
Acorda Therapeutics, Inc.*	15,800	310,470
AMAG Pharmaceuticals, Inc.*(a)	20,600	412,000
BioCryst Pharmaceuticals, Inc.*	150,800	1,150,604
Corvus Pharmaceuticals, Inc.*	47,800	410,124
Immune Design Corp.*	168,700	582,015
Karyopharm Therapeutics, Inc.*	47,800	814,034
Minerva Neurosciences, Inc.*	110,300	1,384,265
Momenta Pharmaceuticals, Inc.*	29,800	783,740

A1214

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Spero Therapeutics, Inc.*(a)	67,500	$709,425
Vanda Pharmaceuticals, Inc.*	9,300	213,435

		7,943,642

Building Products — 0.4%
Armstrong Flooring, Inc.*	8,200	148,420
Masonite International Corp.*	34,825	2,232,283
Universal Forest Products, Inc.	30,000	1,059,900

		3,440,603

Capital Markets — 1.2%
BGC Partners, Inc. (Class A Stock)	88,900	1,050,798
BrightSphere Investment Group PLC	46,900	581,559
Donnelley Financial Solutions, Inc.*	53,700	962,304
Federated Investors, Inc. (Class B Stock)	42,702	1,029,972
Hercules Capital, Inc.(a)	332,848	4,380,280
Houlihan Lokey, Inc.	11,200	503,216
Investment Technology Group, Inc.	64,800	1,403,568
Ladenburg Thalmann Financial Services, Inc.	47,600	128,520
Piper Jaffray Cos	6,400	488,640
Stifel Financial Corp.	5,700	292,182

		10,821,039

Chemicals — 3.2%
Chemours Co. (The)	10,800	425,952
FutureFuel Corp.	37,500	695,250
HB Fuller Co.	56,221	2,904,939
Ingevity Corp.*	26,189	2,668,135
Olin Corp.	152,299	3,911,038
Rayonier Advanced Materials, Inc.(a)	20,400	375,972
Sensient Technologies Corp.	29,387	2,248,399
Trinseo SA	68,200	5,340,060
Valvoline, Inc.(a)	228,245	4,909,550
WR Grace & Co.	58,609	4,188,199

		27,667,494

Commercial Services & Supplies — 3.5%
ABM Industries, Inc.	54,700	1,764,075
ACCO Brands Corp.	411,000	4,644,300
Clean Harbors, Inc.*	57,492	4,115,277
Essendant, Inc.	58,700	752,534
Kimball International, Inc. (Class B Stock)	20,000	335,000
LSC Communications, Inc.	235,779	2,607,716
Matthews International Corp. (Class A Stock)	59,248	2,971,287
Quad/Graphics, Inc.	251,600	5,243,344
Team, Inc.*(a)	264,777	5,957,483
Tetra Tech, Inc.	22,602	1,543,717
VSE Corp.	27,800	921,014

		30,855,747

Communications Equipment — 1.2%
ADTRAN, Inc.	24,400	430,660
Ciena Corp.*(a)	44,000	1,374,560
Comtech Telecommunications Corp.	18,900	685,503
InterDigital, Inc.	16,000	1,280,000
Ribbon Communications, Inc.*	138,900	948,687

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Viavi Solutions, Inc.*	507,912	$5,759,722

		10,479,132

Construction & Engineering — 1.5%
EMCOR Group, Inc.	86,463	6,494,236
HC2 Holdings, Inc.*	105,000	642,600
KBR, Inc.	249,300	5,267,709
Tutor Perini Corp.*(a)	54,300	1,020,840

		13,425,385

Consumer Finance — 0.5%
Enova International, Inc.*	71,500	2,059,200
FirstCash, Inc.	25,240	2,069,680
Green Dot Corp. (Class A Stock)*	6,600	586,212

		4,715,092

Containers & Packaging — 1.1%
Owens-Illinois, Inc.*	243,521	4,575,760
Silgan Holdings, Inc.	86,863	2,414,791
Sonoco Products Co.	45,862	2,545,341

		9,535,892

Distributors — 0.1%
Funko, Inc. (Class A Stock)*(a)	41,800	990,242

Diversified Consumer Services — 0.1%
K12, Inc.*	62,800	1,111,560

Diversified Financial Services — 0.1%
Marlin Business Services Corp.	14,700	424,095

Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	47,794	2,666,905
Frontier Communications Corp.(a)	44,000	285,560

		2,952,465

Electric Utilities — 2.5%
El Paso Electric Co.	24,300	1,389,960
Hawaiian Electric Industries, Inc.	68,187	2,426,775
IDACORP, Inc.	68,290	6,776,417
MGE Energy, Inc.	11,300	721,505
PNM Resources, Inc.	3,500	138,075
Portland General Electric Co.	208,070	9,490,073
Spark Energy, Inc. (Class A Stock)(a)	77,200	636,900

		21,579,705

Electrical Equipment — 0.9%
Bloom Energy Corp. (Class A Stock)*	3,800	129,504
Generac Holdings, Inc.*(a)	70,411	3,971,885
Regal Beloit Corp.	47,089	3,882,488

		7,983,877

Electronic Equipment, Instruments & Components — 3.4%
Belden, Inc.(a)	45,333	3,237,230
Benchmark Electronics, Inc.	216,900	5,075,460
Fabrinet (Thailand)*	64,550	2,986,083
Insight Enterprises, Inc.*	60,200	3,256,218
KEMET Corp.*	191,000	3,543,050
Kimball Electronics, Inc.*	57,275	1,125,454
Plexus Corp.*	13,600	795,736
Sanmina Corp.*	64,368	1,776,557
Tech Data Corp.*	82,594	5,911,253
Vishay Intertechnology, Inc.	30,000	610,500

A1215

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Vishay Precision Group, Inc.*	28,700	$1,073,380

		29,390,921

Energy Equipment & Services — 1.4%
Diamond Offshore Drilling, Inc.*(a)	45,600	912,000
Exterran Corp.*	52,800	1,400,784
FTS International, Inc.*(a)	44,800	528,192
Mammoth Energy Services, Inc.	11,400	331,740
Matrix Service Co.*	32,700	806,055
McDermott International, Inc.*(a)	141,699	2,611,513
Nine Energy Service, Inc.*	71,850	2,197,173
Ocean Rig UDW, Inc. (Angola) (Class A Stock)*	29,100	1,007,442
Oil States International, Inc.*	31,000	1,029,200
Select Energy Services, Inc. (Class A Stock)*	133,957	1,586,051

		12,410,150

Equity Real Estate Investment Trusts (REITs) — 8.1%
American Assets Trust, Inc.	95,400	3,557,466
Americold Realty Trust	70,132	1,754,703
Armada Hoffler Properties, Inc.	154,900	2,340,539
Ashford Hospitality Trust, Inc.	467,300	2,986,047
Braemar Hotels & Resorts, Inc.	115,600	1,360,612
Cedar Realty Trust, Inc.	39,500	184,070
Chesapeake Lodging Trust	33,300	1,067,931
City Office REIT, Inc.	12,700	160,274
Columbia Property Trust, Inc.	181,217	4,283,970
CoreCivic, Inc.	281,200	6,841,596
CorEnergy Infrastructure Trust, Inc.(a)	4,600	172,868
CoreSite Realty Corp.	10,100	1,122,514
Corporate Office Properties Trust	135,058	4,028,780
Cousins Properties, Inc.(a)	244,508	2,173,676
DiamondRock Hospitality Co.	290,500	3,390,135
EastGroup Properties, Inc.	3,300	315,546
First Industrial Realty Trust, Inc.	81,400	2,555,960
Franklin Street Properties Corp.	8,700	69,513
GEO Group, Inc. (The)	176,750	4,447,030
Getty Realty Corp.	87,100	2,487,576
Global Medical REIT, Inc.	44,600	420,132
Highwoods Properties, Inc.	24,700	1,167,322
Hudson Pacific Properties, Inc.	16,400	536,608
InfraREIT, Inc.(a)	57,400	1,214,010
Kite Realty Group Trust	54,400	905,760
Lexington Realty Trust	225,179	1,868,986
NexPoint Residential Trust, Inc.	26,845	891,254
Pennsylvania Real Estate Investment Trust(a)	35,100	332,046
Preferred Apartment Communities, Inc. (Class A Stock)	87,800	1,543,524
Ramco-Gershenson Properties Trust(a)	56,500	768,400
Retail Opportunity Investments Corp.	33,800	631,046
Rexford Industrial Realty, Inc.	31,500	1,006,740
RLJ Lodging Trust	43,622	960,993
STAG Industrial, Inc.	17,500	481,250
Sun Communities, Inc.	11,200	1,137,248
Sunstone Hotel Investors, Inc.	159,002	2,601,273
Tier REIT, Inc.	174,700	4,210,270

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Urstadt Biddle Properties, Inc. (Class A Stock)	25,400	$540,766
Xenia Hotels & Resorts, Inc.	177,400	4,204,380

		70,722,814

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc.*(a)	82,000	2,195,960
Performance Food Group Co.*	107,317	3,573,656
SpartanNash Co.	116,200	2,330,972
United Natural Foods, Inc.*(a)	25,600	766,720

		8,867,308

Food Products — 2.8%
B&G Foods, Inc.(a)	85,019	2,333,772
Darling Ingredients, Inc.*	283,596	5,479,075
Dean Foods Co.(a)	82,200	583,620
Fresh Del Monte Produce, Inc.	29,800	1,009,921
Hain Celestial Group, Inc. (The)*(a)	110,817	3,005,357
Hostess Brands, Inc.*(a)	217,672	2,409,629
Limoneira Co.	73,200	1,911,252
Sanderson Farms, Inc.(a)	23,472	2,426,301
TreeHouse Foods, Inc.*(a)	109,788	5,253,356

		24,412,283

Gas Utilities — 0.9%
New Jersey Resources Corp.(a)	69,100	3,185,510
Southwest Gas Holdings, Inc.	42,900	3,390,387
Spire, Inc.	18,200	1,338,610

		7,914,507

Health Care Equipment & Supplies — 0.4%
CONMED Corp.	7,300	578,306
Haemonetics Corp.*	13,100	1,500,998
Integer Holdings Corp.*	4,200	348,390
Lantheus Holdings, Inc.*	76,700	1,146,665

		3,574,359

Health Care Providers & Services — 1.9%
American Renal Associates Holdings, Inc.*(a)	37,000	801,050
Community Health Systems, Inc.*(a)	12,300	42,558
Cross Country Healthcare, Inc.*	45,700	398,961
Diplomat Pharmacy, Inc.*(a)	46,300	898,683
Encompass Health Corp.	31,185	2,430,871
Envision Healthcare Corp.*	45,382	2,075,319
Magellan Health, Inc.*	11,800	850,190
Molina Healthcare, Inc.*	7,400	1,100,380
Owens & Minor, Inc.(a)	179,350	2,962,862
Patterson Cos., Inc.(a)	103,717	2,535,881
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	24,600	464,694
WellCare Health Plans, Inc.*	5,900	1,890,891

		16,452,340

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	81,400	1,159,950

Hotels, Restaurants & Leisure — 0.3%
Del Frisco’s Restaurant Group, Inc.*	210,703	1,748,835

A1216

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Penn National Gaming, Inc.*(a)	17,500	$576,100

		2,324,935

Household Durables — 0.6%
Beazer Homes USA, Inc.*	3,250	34,125
Hamilton Beach Brands Holding Co. (Class A Stock)	8,600	188,684
Hooker Furniture Corp.	24,300	821,340
KB Home	140,000	3,347,400
Lifetime Brands, Inc.	72,300	788,070

		5,179,619

Household Products — 0.8%
Central Garden & Pet Co. (Class A Stock)*	124,200	4,115,988
Spectrum Brands Holdings, Inc.(a)	43,380	3,241,354

		7,357,342

Independent Power & Renewable Electricity Producers — 0.7%
Atlantic Power Corp.*(a)	118,900	261,580
Clearway Energy, Inc. (Class A Stock)	33,300	634,032
Clearway Energy, Inc. (Class C Stock)	84,000	1,617,000
Vistra Energy Corp.*	151,308	3,764,543

		6,277,155

Insurance — 3.3%
American Equity Investment Life Holding Co.	157,700	5,576,272
CNO Financial Group, Inc.	181,546	3,852,406
FedNat Holding Co.	35,600	907,088
First American Financial Corp.	39,800	2,053,282
Hanover Insurance Group, Inc. (The)	14,926	1,841,421
HCI Group, Inc.(a)	17,100	748,125
Heritage Insurance Holdings, Inc.(a)	18,300	271,206
Kinsale Capital Group, Inc.	4,400	280,984
National General Holdings Corp.	252,420	6,774,953
Selective Insurance Group, Inc.	26,700	1,695,450
Stewart Information Services Corp.	42,000	1,890,420
United Fire Group, Inc.	5,100	258,927
Universal Insurance Holdings, Inc.(a)	59,700	2,898,435

		29,048,969

Internet & Direct Marketing Retail — 0.5%
Liberty Expedia Holdings, Inc. (Class A Stock)*	94,350	4,438,224

Internet Software & Services — 0.2%
Limelight Networks, Inc.*	411,900	2,067,738

IT Services — 2.3%
CACI International, Inc. (Class A Stock)*	20,101	3,701,599
Conduent, Inc.*(a)	163,328	3,678,147
EVERTEC, Inc. (Puerto Rico)	43,100	1,038,710
Perspecta, Inc.	69,400	1,784,968
Travelport Worldwide Ltd.	234,300	3,952,641
Unisys Corp.*(a)	255,800	5,218,320
Virtusa Corp.*	21,000	1,127,910

		20,502,295

Leisure Products — 0.5%
Callaway Golf Co.	78,518	1,907,202

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Vista Outdoor, Inc.*	152,098	$2,721,033

		4,628,235

Life Sciences Tools & Services — 0.4%
Charles River Laboratories International, Inc.*	28,344	3,813,402

Machinery — 5.6%
Actuant Corp. (Class A Stock)	97,282	2,714,168
Altra Industrial Motion Corp.(a)	51,988	2,147,104
CIRCOR International, Inc.(a)	43,671	2,074,372
EnPro Industries, Inc.	52,802	3,850,850
FreightCar America, Inc.*	12,800	205,696
Global Brass & Copper Holdings, Inc.	138,900	5,125,410
Hurco Cos., Inc.	3,300	148,830
Hyster-Yale Materials Handling, Inc.	11,600	713,748
ITT, Inc.	82,206	5,035,940
Kadant, Inc.	18,200	1,962,870
LB Foster Co. (Class A Stock)*	9,300	191,115
Meritor, Inc.*	218,500	4,230,160
Milacron Holdings Corp.*	319,344	6,466,715
SPX FLOW, Inc.*	72,062	3,747,223
Standex International Corp.	49,225	5,131,706
TriMas Corp.*	136,682	4,155,133
Wabash National Corp.(a)	70,700	1,288,861

		49,189,901

Marine — 0.1%
Costamare, Inc. (Monaco)(a)	190,271	1,234,859

Media — 1.5%
Gannett Co., Inc.(a)	124,823	1,249,478
Gray Television, Inc.*	41,400	724,500
MDC Partners, Inc. (Class A Stock)*	68,700	285,105
National CineMedia, Inc.	37,100	392,889
Nexstar Media Group, Inc. (Class A Stock)(a)	73,124	5,952,294
Sinclair Broadcast Group, Inc. (Class A Stock)	10,516	298,129
Tribune Media Co. (Class A Stock)	78,854	3,030,359
tronc, Inc.*	62,200	1,015,726

		12,948,480

Metals & Mining — 1.2%
AK Steel Holding Corp.*(a)	153,700	753,130
Allegheny Technologies, Inc.*(a)	149,501	4,417,755
Cleveland-Cliffs, Inc.*(a)	184,500	2,335,770
Commercial Metals Co.	91,700	1,881,684
Ramaco Resources, Inc.*(a)	56,400	420,744
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	11,700	316,485
Warrior Met Coal, Inc.(a)	11,400	308,256

		10,433,824

Mortgage Real Estate Investment Trusts (REITs) — 1.6%
AG Mortgage Investment Trust, Inc.	129,700	2,357,946
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	182,252	6,107,265
Cherry Hill Mortgage Investment Corp.	20,900	378,290
Dynex Capital, Inc.	63,000	401,940
Invesco Mortgage Capital, Inc.	105,100	1,662,682

A1217

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Redwood Trust, Inc.(a)	171,300	$2,781,912

		13,690,035

Multi-Utilities — 0.5%
Black Hills Corp.(a)	40,225	2,336,670
NorthWestern Corp.	24,500	1,437,170
Unitil Corp.	9,200	468,280

		4,242,120

Oil, Gas & Consumable Fuels — 3.8%
Abraxas Petroleum Corp.*	820,700	1,912,231
Arch Coal, Inc. (Class A Stock)(a)	32,800	2,932,320
Callon Petroleum Co.*(a)	235,902	2,828,465
Carrizo Oil & Gas, Inc.*	155,462	3,917,642
Delek US Holdings, Inc.	106,100	4,501,823
Denbury Resources, Inc.*(a)	819,700	5,082,140
Midstates Petroleum Co., Inc.*	30,300	269,973
NACCO Industries, Inc. (Class A Stock)	4,000	131,000
Peabody Energy Corp.	80,300	2,861,892
Renewable Energy Group, Inc.*(a)	49,200	1,416,960
REX American Resources Corp.*(a)	2,600	196,430
SemGroup Corp. (Class A Stock)(a)	58,000	1,278,900
Southwestern Energy Co.*	189,500	968,345
SRC Energy, Inc.*(a)	322,599	2,867,905
W&T Offshore, Inc.*	259,200	2,498,688

		33,664,714

Paper & Forest Products — 1.1%
Boise Cascade Co.	18,200	669,760
Schweitzer-Mauduit International, Inc.	94,747	3,629,758
Verso Corp. (Class A Stock)*	157,800	5,313,126

		9,612,644

Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals, Inc.*	44,900	863,876
Endo International PLC*	126,300	2,125,629
Endocyte, Inc.*	55,200	980,352
Kala Pharmaceuticals, Inc.*(a)	36,000	355,320
Lannett Co., Inc.*(a)	78,800	374,300
Mallinckrodt PLC*(a)	41,400	1,213,433
Prestige Consumer Healthcare, Inc.*(a)	136,319	5,165,127
Zogenix, Inc.*(a)	28,600	1,418,560

		12,496,597

Professional Services — 2.4%
Acacia Research Corp.*	170,200	544,640
CRA International, Inc.	12,100	607,662
Heidrick & Struggles International, Inc.	49,900	1,689,115
Huron Consulting Group, Inc.*	83,291	4,114,575
ICF International, Inc.	15,200	1,146,840
Kelly Services, Inc. (Class A Stock)	163,651	3,932,534
Korn/Ferry International	137,369	6,764,050
TrueBlue, Inc.*	92,500	2,409,625

		21,209,041

Real Estate Management & Development — 0.2%
Cushman & Wakefield PLC*(a)	113,400	1,926,665

Road & Rail — 0.9%
ArcBest Corp.	109,600	5,321,080

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Covenant Transportation Group, Inc. (Class A Stock)*	11,000	$319,660
YRC Worldwide, Inc.*	193,900	1,741,222

		7,381,962

Semiconductors & Semiconductor Equipment — 2.3%
Alpha & Omega Semiconductor Ltd.*	137,719	1,601,672
Amkor Technology, Inc.*	183,800	1,358,282
First Solar, Inc.*	12,700	614,934
MACOM Technology Solutions Holdings, Inc.*(a)	417,205	8,594,423
Photronics, Inc.*	103,800	1,022,430
Semtech Corp.*	56,810	3,158,635
SMART Global Holdings, Inc.*	52,300	1,503,102
Synaptics, Inc.*	8,800	401,456
Ultra Clean Holdings, Inc.*	112,100	1,406,855

		19,661,789

Software — 0.2%
Synchronoss Technologies, Inc.*(a)	8,541	56,371
TiVo Corp.	4,200	52,290
Verint Systems, Inc.*	34,100	1,708,410

		1,817,071

Specialty Retail — 3.2%
Abercrombie & Fitch Co. (Class A Stock)(a)	10,100	213,312
American Eagle Outfitters, Inc.	79,900	1,983,917
America’s Car-Mart, Inc.*	3,200	250,240
Caleres, Inc.	39,800	1,427,228
Cato Corp. (The) (Class A Stock)	51,500	1,082,530
Citi Trends, Inc.	30,400	874,608
Conn’s, Inc.*	54,500	1,926,575
Express, Inc.*	61,373	678,785
Hudson Ltd. (Class A Stock)*	2,041	46,045
Michaels Cos., Inc. (The)*	135,658	2,201,729
Murphy USA, Inc.*(a)	57,536	4,917,027
Office Depot, Inc.	1,201,300	3,856,173
Signet Jewelers Ltd.	28,300	1,865,819
Tailored Brands, Inc.(a)	146,770	3,697,136
Tilly’s, Inc. (Class A Stock)	103,200	1,955,640
Zumiez, Inc.*	33,700	887,995

		27,864,759

Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	35,480	3,498,327
Deckers Outdoor Corp.*	16,800	1,992,144
Oxford Industries, Inc.	19,975	1,801,745
Perry Ellis International, Inc.*	27,200	743,376
Steven Madden Ltd.	25,209	1,333,556

		9,369,148

Thrifts & Mortgage Finance — 1.6%
Dime Community Bancshares, Inc.	51,900	926,415
First Defiance Financial Corp.	21,500	647,365
Flagstar Bancorp, Inc.*	30,970	974,626
HomeStreet, Inc.*	23,000	609,500
Meta Financial Group, Inc.	16,800	1,388,520
MGIC Investment Corp.*	272,600	3,628,306
PennyMac Financial Services, Inc. (Class A Stock)	120,500	2,518,450

A1218

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Radian Group, Inc.	40,800	$843,336
Riverview Bancorp, Inc.	29,900	264,316
TrustCo Bank Corp. NY	83,500	709,750
United Community Financial Corp.	27,700	267,859
Walker & Dunlop, Inc.	18,800	994,144
WSFS Financial Corp.	3,300	155,595

		13,928,182

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	2,900	226,925
DXP Enterprises, Inc.*	30,200	1,210,114
MRC Global, Inc.*	222,900	4,183,833
NOW, Inc.*(a)	77,900	1,289,245
Titan Machinery, Inc.*	43,400	672,049
Veritiv Corp.*	23,400	851,760

		8,433,926

Water Utilities — 0.1%
Artesian Resources Corp. (Class A Stock)	4,200	154,476
Consolidated Water Co., Ltd. (Cayman Islands)	37,900	524,915

		679,391

Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	7,800	120,120

TOTAL COMMON STOCKS
(cost $749,659,541)		849,572,588

EXCHANGE TRADED FUND — 0.5%
iShares Russell 2000 Value ETF(a) (cost $3,982,949)	31,666	4,211,577

TOTAL LONG-TERM INVESTMENTS
(cost $753,642,490)		853,784,165

SHORT-TERM INVESTMENTS — 20.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	19,666,241	19,666,241
PGIM Institutional Money Market Fund (cost $156,088,565; includes $155,829,045 of cash collateral for securities on loan)(b)(w)	156,072,547	156,088,155

TOTAL SHORT-TERM INVESTMENTS
(cost $175,754,806)		175,754,396

Value
TOTAL INVESTMENTS — 117.4%
(cost $929,397,296)	$1,029,538,561
Liabilities in excess of other assets(z) — (17.4)%	(152,624,336)

NET ASSETS — 100.0%	$876,914,225

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $152,513,573; cash collateral of $155,829,045 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
176	Russell 2000 E-Mini Index	Dec. 2018	$14,967,040	$(179,830)

A1219

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$596,000	$ —

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,259,190	$—	$—
Airlines	4,252,580	—	—
Auto Components	13,827,298	—	—
Banks	144,859,776	—	—
Biotechnology	7,943,642	—	—
Building Products	3,440,603	—	—
Capital Markets	10,821,039	—	—
Chemicals	27,667,494	—	—
Commercial Services & Supplies	30,855,747	—	—
Communications Equipment	10,479,132	—	—
Construction & Engineering	13,425,385	—	—
Consumer Finance	4,715,092	—	—
Containers & Packaging	9,535,892	—	—
Distributors	990,242	—	—
Diversified Consumer Services	1,111,560	—	—
Diversified Financial Services	424,095	—	—
Diversified Telecommunication Services	2,952,465	—	—
Electric Utilities	21,579,705	—	—
Electrical Equipment	7,983,877	—	—
Electronic Equipment, Instruments & Components	29,390,921	—	—
Energy Equipment & Services	12,410,150	—	—
Equity Real Estate Investment Trusts (REITs)	70,722,814	—	—
Food & Staples Retailing	8,867,308	—	—
Food Products	24,412,283	—	—
Gas Utilities	7,914,507	—	—
Health Care Equipment & Supplies	3,574,359	—	—
Health Care Providers & Services	16,452,340	—	—
Health Care Technology	1,159,950	—	—
Hotels, Restaurants & Leisure	2,324,935	—	—
Household Durables	5,179,619	—	—
Household Products	7,357,342	—	—
Independent Power & Renewable Electricity Producers	6,277,155	—	—
Insurance	29,048,969	—	—
Internet & Direct Marketing Retail	4,438,224	—	—
Internet Software & Services	2,067,738	—	—
IT Services	20,502,295	—	—
Leisure Products	4,628,235	—	—
Life Sciences Tools & Services	3,813,402	—	—
Machinery	49,189,901	—	—
Marine	1,234,859	—	—
Media	12,948,480	—	—

A1220

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Metals & Mining	$10,433,824	$—	$—
Mortgage Real Estate Investment Trusts (REITs)	13,690,035	—	—
Multi-Utilities	4,242,120	—	—
Oil, Gas & Consumable Fuels	33,664,714	—	—
Paper & Forest Products	9,612,644	—	—
Pharmaceuticals	12,496,597	—	—
Professional Services	21,209,041	—	—
Real Estate Management & Development	1,926,665	—	—
Road & Rail	7,381,962	—	—
Semiconductors & Semiconductor Equipment	19,661,789	—	—
Software	1,817,071	—	—
Specialty Retail	27,864,759	—	—
Textiles, Apparel & Luxury Goods	9,369,148	—	—
Thrifts & Mortgage Finance	13,928,182	—	—
Trading Companies & Distributors	8,433,926	—	—
Water Utilities	679,391	—	—
Wireless Telecommunication Services	120,120	—	—
Exchange Traded Fund	4,211,577	—	—
Affiliated Mutual Funds	175,754,396	—	—
Other Financial Instruments*
Futures Contracts	(179,830)	—	—

Total	$1,029,358,731	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1221

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.0%
COMMON STOCKS — 52.7%
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.*(a)	43,800	$1,488,761
Axon Enterprise, Inc.*(a)	107,100	7,328,853
Boeing Co. (The)	185,182	68,869,186
BWX Technologies, Inc.	64,200	4,015,068
Cubic Corp.	22,000	1,607,100
Harris Corp.	104,842	17,740,315
HEICO Corp. (Class A Stock)	32,025	2,417,888
L3 Technologies, Inc.	30,582	6,502,345
Meggitt PLC (United Kingdom)	2,177,472	16,080,671
Northrop Grumman Corp.	84,637	26,861,245
Teledyne Technologies, Inc.*	5,600	1,381,408
Textron, Inc.	223,327	15,961,181
Triumph Group, Inc.(a)	90,300	2,103,990

		172,358,011

Air Freight & Logistics — 0.2%
FedEx Corp.	75,901	18,276,202
United Parcel Service, Inc. (Class B Stock)	42,911	5,009,859

		23,286,061

Airlines — 0.4%
Alaska Air Group, Inc.(a)	292,611	20,149,193
American Airlines Group, Inc.(a)	284,595	11,762,311
Delta Air Lines, Inc.(a)	289,484	16,740,860
Hawaiian Holdings, Inc.	55,200	2,213,520
United Continental Holdings, Inc.*	182,483	16,251,936

		67,117,820

Auto Components — 0.4%
Adient PLC(a)	31,900	1,253,989
Aisin Seiki Co. Ltd. (Japan)	131,100	6,381,076
Aptiv PLC	158,236	13,276,000
Autoliv, Inc. (Sweden)(a)	3,700	320,716
Autoliv, Inc. (Sweden), SDR	92,314	8,034,374
Gentherm, Inc.*	89,700	4,076,865
Koito Manufacturing Co. Ltd. (Japan)	65,500	4,290,827
Magna International, Inc. (Canada)(a)	345,248	18,135,877
Stanley Electric Co. Ltd. (Japan)	15,500	529,430
Sumitomo Rubber Industries Ltd. (Japan)	260,200	3,897,539
Veoneer, Inc. (Sweden)*	78,833	4,346,397
Veoneer, Inc. (Sweden)*(a)	3,700	203,759

		64,746,849

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	101,185	9,085,642
Honda Motor Co. Ltd. (Japan)	225,800	6,832,445
Suzuki Motor Corp. (Japan)	235,600	13,483,275
Tesla, Inc.*(a)	47,271	12,515,943
Toyota Motor Corp. (Japan)(a)	441,900	27,587,972

		69,505,277

Banks — 4.2%
ABN AMRO Group NV (Netherlands), GDR, 144A	393,610	10,709,283
Ameris Bancorp	63,800	2,915,660
Australia & New Zealand Banking Group Ltd. (Australia)	928,665	18,911,296
Bank of America Corp.	812,628	23,940,021
BankUnited, Inc.	107,300	3,798,420

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), ADR(a)	294,306	$2,634,039
BNP Paribas SA (France)	394,243	24,142,761
Bridge Bancorp, Inc.	53,100	1,762,920
Citigroup, Inc.	771,240	55,328,758
CoBiz Financial, Inc.	96,490	2,136,289
Commerzbank AG (Germany)*	410,258	4,263,490
Danske Bank A/S (Denmark)	431,169	11,320,741
DBS Group Holdings Ltd. (Singapore)	936,762	17,873,771
DNB ASA (Norway)	1,163,510	24,410,378
East West Bancorp, Inc.	57,800	3,489,386
Erste Group Bank AG (Austria)*	233,256	9,683,408
Fifth Third Bancorp	847,968	23,675,267
First Republic Bank(a)	233,812	22,445,952
Hilltop Holdings, Inc.	108,100	2,180,377
Home BancShares, Inc.	153,536	3,362,438
ING Groep NV (Netherlands)	1,448,338	18,766,918
Intesa Sanpaolo SpA (Italy)	3,765,255	9,602,679
JPMorgan Chase & Co.	748,469	84,457,242
KeyCorp	465,568	9,260,148
Lloyds Banking Group PLC (United Kingdom)	20,751,538	15,985,922
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,394,200	21,093,487
National Bank Holdings Corp. (Class A Stock)	61,000	2,296,650
National Bank of Canada (Canada)	337,900	16,876,034
National Commerce Corp.*	18,500	764,050
Nordea Bank AB (Sweden)	2,013,262	21,933,854
Pacific Premier Bancorp, Inc.*	60,800	2,261,760
Pinnacle Financial Partners, Inc.(a)	56,368	3,390,535
PNC Financial Services Group, Inc. (The)	87,170	11,871,682
Popular, Inc. (Puerto Rico)	80,700	4,135,875
Prosperity Bancshares, Inc.(a)	43,110	2,989,679
Seacoast Banking Corp. of Florida*(a)	82,000	2,394,400
Signature Bank	34,000	3,904,560
South State Corp.	5,700	467,400
Standard Chartered PLC (United Kingdom)	1,206,872	9,996,350
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	290,581	11,922,943
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,452,082	18,328,727
Texas Capital Bancshares, Inc.*	35,660	2,947,299
Towne Bank	112,200	3,461,370
U.S. Bancorp	190,522	10,061,467
United Overseas Bank Ltd. (Singapore)	473,200	9,373,774
Webster Financial Corp.	58,100	3,425,576
Wells Fargo & Co.	1,131,515	59,472,428
Westamerica Bancorporation(a)	17,900	1,076,864
Western Alliance Bancorp*	90,200	5,131,478

		636,635,806

Beverages — 0.7%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	17,000	4,887,500
Coca-Cola Co. (The)	514,880	23,782,307
Constellation Brands, Inc. (Class A Stock)	33,654	7,256,475
Diageo PLC (United Kingdom)	482,448	17,077,519
Keurig Dr. Pepper, Inc.	230,628	5,343,651
Kirin Holdings Co. Ltd. (Japan)	235,800	6,033,812

A1222

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.	310,367	$34,699,031

		99,080,295

Biotechnology — 1.3%
AbbVie, Inc.	149,093	14,101,216
Acceleron Pharma, Inc.*(a)	100,900	5,774,507
Aimmune Therapeutics, Inc.*(a)	79,000	2,155,119
Alexion Pharmaceuticals, Inc.*	108,214	15,042,828
Alkermes PLC*(a)	46,100	1,956,483
Amgen, Inc.	85,538	17,731,172
Apellis Pharmaceuticals, Inc.*	44,200	785,876
Biogen, Inc.*	51,413	18,164,727
BioMarin Pharmaceutical, Inc.*(a)	92,677	8,986,889
Bluebird Bio, Inc.*	6,500	949,000
Calyxt, Inc.*	29,750	454,283
Celgene Corp.*	188,579	16,875,935
CSL Ltd. (Australia)	47,074	6,848,621
Exact Sciences Corp.*(a)	19,500	1,538,940
Exelixis, Inc.*	205,400	3,639,688
Gilead Sciences, Inc.	206,344	15,931,820
Incyte Corp.*	32,187	2,223,478
Insmed, Inc.*	9,500	192,090
Ironwood Pharmaceuticals, Inc.*(a)	142,000	2,621,320
Neurocrine Biosciences, Inc.*	56,200	6,909,790
Sage Therapeutics, Inc.*	34,400	4,859,000
Sarepta Therapeutics, Inc.*(a)	7,500	1,211,325
Seattle Genetics, Inc.*(a)	10,200	786,624
Shire PLC, ADR	116,484	21,115,055
TESARO, Inc.*(a)	31,700	1,236,617
United Therapeutics Corp.*	13,000	1,662,440
Vertex Pharmaceuticals, Inc.*	101,211	19,507,408

		193,262,251

Building Products — 0.1%
Armstrong World Industries, Inc.*	26,500	1,844,400
Fortune Brands Home & Security, Inc.	106,425	5,572,413
Insteel Industries, Inc.	43,500	1,560,780
Johnson Controls International PLC(a)	246,432	8,625,119
Quanex Building Products Corp.	119,900	2,182,180
Simpson Manufacturing Co., Inc.	4,000	289,840

		20,074,732

Capital Markets — 1.1%
Ameriprise Financial, Inc.	60,836	8,983,044
BlackRock, Inc.	5,384	2,537,641
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	55,558	2,473,998
Cboe Global Markets, Inc.	125,919	12,083,187
Charles Schwab Corp. (The)	382,886	18,818,847
Close Brothers Group PLC (United Kingdom)	92,492	1,906,601
CME Group, Inc.	32,114	5,466,124
FactSet Research Systems, Inc.	21,900	4,899,249
Franklin Resources, Inc.(a)	123,445	3,753,962
GAM Holding AG (Switzerland)*	421,680	2,980,045
Intercontinental Exchange, Inc.	225,178	16,863,580
Janus Henderson Group PLC (United Kingdom)(a)	53,277	1,436,348
KKR & Co., Inc. (Class A Stock)	182,819	4,985,474

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Macquarie Group Ltd. (Australia)	175,219	$15,920,143
Morgan Stanley	385,938	17,973,133
Raymond James Financial, Inc.(a)	58,912	5,422,850
S&P Global, Inc.	37,119	7,252,681
State Street Corp.	110,929	9,293,632
TD Ameritrade Holding Corp.	415,733	21,963,174

		165,013,713

Chemicals — 1.4%
AgroFresh Solutions, Inc.*(a)	82,600	514,597
Air Liquide SA (France)	96,361	12,660,094
Air Products & Chemicals, Inc.	148,769	24,851,861
Akzo Nobel NV (Netherlands)	5,888	549,375
Asahi Kasei Corp. (Japan)	1,081,400	16,394,784
Axalta Coating Systems Ltd.*	58,600	1,708,775
BASF SE (Germany)	187,666	16,670,841
Cabot Corp.	24,300	1,524,096
Celanese Corp. (Class A Stock)	31,100	3,545,400
CF Industries Holdings, Inc.	110,024	5,989,707
Covestro AG (Germany), 144A	104,130	8,439,236
Croda International PLC (United Kingdom)	8,813	596,981
DowDuPont, Inc.	639,516	41,127,274
GCP Applied Technologies, Inc.*	79,400	2,108,070
Incitec Pivot Ltd. (Australia)	101,586	292,100
Johnson Matthey PLC (United Kingdom)	298,261	13,840,769
KMG Chemicals, Inc.	69,500	5,251,420
Koninklijke DSM NV (Netherlands)	5,170	546,277
Minerals Technologies, Inc.	26,100	1,764,360
Orion Engineered Carbons SA (Luxembourg)	5,600	179,759
PPG Industries, Inc.(a)	130,684	14,261,545
Praxair, Inc.	4,212	676,995
RPM International, Inc.	165,470	10,745,622
Sherwin-Williams Co. (The)	25,327	11,529,104
Symrise AG (Germany)	4,378	399,627
Tosoh Corp. (Japan)	143,300	2,202,481
Umicore SA (Belgium)	258,418	14,427,415
Valvoline, Inc.(a)	194,960	4,193,590
Victrex PLC (United Kingdom)	8,880	386,598
Yara International ASA (Norway)	8,538	417,584

		217,796,337

Commercial Services & Supplies — 0.3%
HNI Corp.	46,600	2,061,584
KAR Auction Services, Inc.	22,200	1,325,118
Mobile Mini, Inc.	72,850	3,194,473
Rollins, Inc.	87,200	5,292,168
Stericycle, Inc.*(a)	202,621	11,889,800
Waste Connections, Inc.	203,024	16,195,224

		39,958,367

Communications Equipment — 0.6%
Cisco Systems, Inc.	1,244,293	60,534,854
Juniper Networks, Inc.	200,627	6,012,791
Lumentum Holdings, Inc.*(a)	20,900	1,252,955
Motorola Solutions, Inc.	84,253	10,964,685
Palo Alto Networks, Inc.*	28,900	6,510,014

A1223

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	779,487	$6,890,549

		92,165,848

Construction & Engineering — 0.0%
Aegion Corp.*	60,600	1,538,027
Jacobs Engineering Group, Inc.	4,100	313,650
Valmont Industries, Inc.	16,400	2,271,400

		4,123,077

Construction Materials — 0.0%
Martin Marietta Materials, Inc.	1,400	254,730
Vulcan Materials Co.(a)	2,886	320,923

		575,653

Consumer Finance — 0.2%
Ally Financial, Inc.	410,936	10,869,257
Capital One Financial Corp.	92,994	8,827,920
Credit Saison Co. Ltd. (Japan)	341,400	5,561,531
SLM Corp.*	352,600	3,931,490
Synchrony Financial(a)	275,690	8,568,445

		37,758,643

Containers & Packaging — 0.3%
Amcor Ltd. (Australia)	960,643	9,500,023
Ball Corp.(a)	293,883	12,927,913
Graphic Packaging Holding Co.	143,400	2,009,034
International Paper Co.(a)	169,118	8,312,150
Myers Industries, Inc.	142,300	3,308,475
Orora Ltd. (Australia)	143,806	344,851
Sealed Air Corp.	158,037	6,345,186
Vidrala SA (Spain)	3,133	293,579

		43,041,211

Distributors — 0.0%
Core-Mark Holding Co., Inc.	39,600	1,344,816

Diversified Consumer Services — 0.1%
Ascent Capital Group, Inc. (Class A Stock)*	39,142	69,281
Bright Horizons Family Solutions, Inc.*	30,700	3,617,688
Service Corp. International(a)	115,900	5,122,780
ServiceMaster Global Holdings, Inc.*	59,000	3,659,770

		12,469,519

Diversified Financial Services — 0.6%
AXA Equitable Holdings, Inc.(a)	458,596	9,836,884
Berkshire Hathaway, Inc. (Class B Stock)*	180,549	38,657,346
Challenger Ltd. (Australia)	1,556,350	12,586,771
Element Fleet Management Corp. (Canada)	1,575,541	8,111,600
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,144,000	6,731,073
Sentinel Energy Services, Inc.*	12,279	126,105
Voya Financial, Inc.	225,781	11,214,542

		87,264,321

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	859,915	28,875,946
KT Corp. (South Korea)	247,364	6,724,014
Nippon Telegraph & Telephone Corp. (Japan)	773,000	34,767,176
Telecom Italia SpA (Italy)	9,644,818	5,173,884

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telefonica Deutschland Holding AG (Germany)	3,272,153	$13,812,878
Telefonica SA (Spain)	1,092,039	8,627,017
Telstra Corp. Ltd. (Australia)	1,133,989	2,612,992
Verizon Communications, Inc.	604,889	32,295,024
Zayo Group Holdings, Inc.*	28,900	1,003,408

		133,892,339

Electric Utilities — 0.6%
American Electric Power Co., Inc.	6,629	469,864
Duke Energy Corp.	95,669	7,655,433
Entergy Corp.	3,393	275,274
Evergy, Inc.	145,848	8,009,972
Eversource Energy	148,964	9,152,348
NextEra Energy, Inc.	192,928	32,334,733
OGE Energy Corp.	99,900	3,628,368
PG&E Corp.*	97,069	4,466,145
PNM Resources, Inc.	81,800	3,227,010
Southern Co. (The)	409,861	17,869,940
SSE PLC (United Kingdom)	204,784	3,057,084

		90,146,171

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	699,594	16,541,686
Hubbell, Inc.(a)	134,592	17,977,453
Legrand SA (France)	129,380	9,424,080
Melrose Industries PLC (United Kingdom)	2,673,790	6,966,568
Mitsubishi Electric Corp. (Japan)	1,785,100	24,435,721
Prysmian SpA (Italy)	363,186	8,440,559
Sensata Technologies Holding PLC*(a)	168,261	8,337,333

		92,123,400

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	187,775	17,654,605
AVX Corp.	122,800	2,216,539
Belden, Inc.(a)	41,550	2,967,086
Coherent, Inc.*	19,200	3,306,048
Control4 Corp.*	88,500	3,038,205
Hamamatsu Photonics KK (Japan)	140,800	5,608,243
Keysight Technologies, Inc.*	140,854	9,335,803
Largan Precision Co. Ltd. (Taiwan)	48,000	5,721,140
Omron Corp. (Japan)	195,300	8,230,026

		58,077,695

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	11,000	372,130
Dril-Quip, Inc.*(a)	30,400	1,588,400
Ensco PLC (Class A Stock)(a)	544,200	4,593,047
Exterran Corp.*	94,450	2,505,759
Halliburton Co.	6,500	263,445
Keane Group, Inc.*(a)	240,200	2,971,274
NCS Multistage Holdings, Inc.*(a)	22,100	364,871
Schlumberger Ltd.	214,798	13,085,494
TechnipFMC PLC (United Kingdom)	8,800	274,999
Tenaris SA (Luxembourg)	27,348	457,590
WorleyParsons Ltd. (Australia)	646,096	9,533,637

		36,010,646

Equity Real Estate Investment Trusts (REITs) — 1.6%
Acadia Realty Trust(a)	105,271	2,950,746

A1224

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Alexander & Baldwin, Inc.	140,444	$3,186,674
Alexandria Real Estate Equities, Inc.(a)	10,634	1,337,651
Allied Properties Real Estate Investment Trust (Canada)	11,600	387,071
American Campus Communities, Inc.	34,341	1,413,476
American Tower Corp.	85,031	12,355,004
AvalonBay Communities, Inc.	62,829	11,381,473
Boston Properties, Inc.	17,696	2,178,201
Camden Property Trust	58,469	5,470,944
Canadian Apartment Properties REIT (Canada)	13,154	485,669
CapitaLand Commercial Trust (Singapore)	162,000	211,144
CapitaLand Mall Trust (Singapore)	484,400	786,559
Cedar Realty Trust, Inc.	149,207	695,305
Charter Hall Retail REIT (Australia)	182,949	560,749
Concentradora Fibra Danhos SA de CV (Mexico)	296,600	481,020
Crown Castle International Corp.	30,476	3,392,893
CubeSmart	13,746	392,173
Derwent London PLC (United Kingdom)	18,276	680,467
Douglas Emmett, Inc.	68,828	2,596,192
Duke Realty Corp.	7,800	221,286
EastGroup Properties, Inc.	30,300	2,897,286
Equinix, Inc.	31,927	13,820,879
Equity Commonwealth*	134,400	4,312,896
Equity Residential	178,962	11,858,022
Essex Property Trust, Inc.	11,533	2,845,306
Federal Realty Investment Trust	13,805	1,745,918
First Industrial Realty Trust, Inc.	11,169	350,707
Gecina SA (France)	5,727	957,895
Goodman Group (Australia)	64,353	482,863
Great Portland Estates PLC (United Kingdom)	615,260	5,370,624
Healthcare Realty Trust, Inc.	37,993	1,111,675
Highwoods Properties, Inc.	11,500	543,490
Hoshino Resorts REIT, Inc. (Japan)	59	290,188
Host Hotels & Resorts, Inc.	47,881	1,010,289
Hudson Pacific Properties, Inc.	24,132	789,599
Inmobiliaria Colonial Socimi SA (Spain)	62,132	646,070
JBG SMITH Properties	94,741	3,489,311
Kilroy Realty Corp.(a)	22,761	1,631,736
Kimco Realty Corp.	59,000	987,660
LaSalle Hotel Properties(a)	93,400	3,230,706
Macerich Co. (The)	37,654	2,081,890
Mitsui Fudosan Logistics Park, Inc. (Japan)	192	538,401
National Storage REIT (Australia)	197,125	237,749
Nippon Accommodations Fund, Inc. (Japan)	216	961,776
Nippon Prologis REIT, Inc. (Japan)	183	362,429
Paramount Group, Inc.	214,400	3,235,296
Pebblebrook Hotel Trust(a)	17,000	618,290
Prologis, Inc.	352,817	23,917,464
PS Business Parks, Inc.	3,700	470,233
Public Storage	36,681	7,395,990
Rayonier, Inc.	125,700	4,249,917
Regency Centers Corp.	123,619	7,994,441
Saul Centers, Inc.	22,800	1,276,800
Scentre Group (Australia)	3,320,325	9,538,219
Shaftesbury PLC (United Kingdom)	46,814	553,972
Simon Property Group, Inc.	63,976	11,307,758

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
SL Green Realty Corp.	108,261	$10,558,695
Sunstone Hotel Investors, Inc.	74,477	1,218,444
Taubman Centers, Inc.	38,100	2,279,523
Terreno Realty Corp.	86,697	3,268,477
Unibail-Rodamco-Westfield (France)	55,737	11,218,153
UNITE Group PLC (The) (United Kingdom)	56,217	653,094
Urban Edge Properties	194,017	4,283,895
Urstadt Biddle Properties, Inc. (Class A Stock)	73,350	1,561,622
VEREIT, Inc.	453,400	3,291,684
Vornado Realty Trust	128,056	9,348,088
Washington Prime Group, Inc.(a)	211,400	1,543,220
Washington Real Estate Investment Trust(a)	44,600	1,366,990
Weingarten Realty Investors	75,744	2,254,141
Weyerhaeuser Co.	176,128	5,683,651

		242,808,119

Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.(a)	35,400	4,570,494
Costco Wholesale Corp.	95,803	22,502,209
Kroger Co. (The)	234,200	6,817,562
Seven & i Holdings Co. Ltd. (Japan)	371,600	16,541,511
Sprouts Farmers Market, Inc.*	108,100	2,963,021
Walmart, Inc.	213,865	20,084,062

		73,478,859

Food Products — 0.9%
Bunge Ltd.	141,711	9,736,963
Cal-Maine Foods, Inc.(a)	6,553	316,510
Conagra Brands, Inc.(a)	375,880	12,768,644
Flowers Foods, Inc.	44,000	821,040
Kraft Heinz Co. (The)(a)	311,841	17,185,558
Mondelez International, Inc. (Class A Stock)	390,124	16,759,727
Mriya Agro Holding PLC (Ukraine)*^	1,223	16
Mriya Recovery Certificates (Ukraine)^	1,359,527	15,785
Nestle SA (Switzerland)	667,834	55,629,997
Pinnacle Foods, Inc.	63,800	4,134,878
Post Holdings, Inc.*(a)	38,500	3,774,540
Sanderson Farms, Inc.	2,400	248,088
TreeHouse Foods, Inc.*(a)	61,100	2,923,635
Tyson Foods, Inc. (Class A Stock)	118,122	7,031,803
Wilmar International Ltd. (Singapore)	3,770,800	8,880,290

		140,227,474

Gas Utilities — 0.1%
Atmos Energy Corp.	104,986	9,859,235
Beijing Enterprises Holdings Ltd. (China)	436,500	2,446,580
Chesapeake Utilities Corp.	33,220	2,787,158
Italgas SpA (Italy)	26,895	145,767
ONE Gas, Inc.	45,500	3,743,740
South Jersey Industries, Inc.(a)	81,600	2,878,032

		21,860,512

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	166,755	12,233,147
Align Technology, Inc.*	20,658	8,081,823
Atrion Corp.	3,000	2,084,400
Avanos Medical, Inc.*(a)	62,700	4,294,950
Becton, Dickinson & Co.	137,704	35,940,744
Cooper Cos., Inc. (The)	10,035	2,781,200

A1225

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Danaher Corp.	53,928	$5,859,816
DexCom, Inc.*(a)	53,600	7,666,944
Elekta AB (Sweden) (Class B Stock)	700,459	9,405,014
GenMark Diagnostics, Inc.*(a)	217,600	1,599,360
GN Store Nord A/S (Denmark)	243,043	11,845,473
Hologic, Inc.*(a)	237,473	9,731,644
Intuitive Surgical, Inc.*	64,269	36,890,406
Koninklijke Philips NV (Netherlands)	741,065	33,687,218
Medtronic PLC	163,333	16,067,067
Siemens Healthineers AG (Germany), 144A*	169,525	7,444,463
Stryker Corp.	114,131	20,278,796
Teleflex, Inc.(a)	20,700	5,508,063
West Pharmaceutical Services, Inc.	47,000	5,803,090

		237,203,618

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.*(a)	64,100	2,256,319
AmerisourceBergen Corp.	23,304	2,149,095
Anthem, Inc.	91,623	25,109,283
Centene Corp.*	58,339	8,446,320
Cigna Corp.	120,767	25,149,728
CVS Health Corp.(a)	327,174	25,755,137
Diplomat Pharmacy, Inc.*(a)	138,000	2,678,580
Express Scripts Holding Co.*	147,613	14,024,711
Fresenius SE & Co. KGaA (Germany)	327,160	23,976,071
HCA Healthcare, Inc.	91,902	12,785,406
Miraca Holdings, Inc. (Japan)	139,300	3,616,217
Select Medical Holdings Corp.*	130,700	2,404,880
UnitedHealth Group, Inc.	210,134	55,904,049
Universal Health Services, Inc. (Class B Stock)	25,760	3,293,158
WellCare Health Plans, Inc.*	12,100	3,877,929

		211,426,883

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	66,100	7,196,307

Hotels, Restaurants & Leisure — 1.0%
Aramark	102,100	4,392,342
Bloomin’ Brands, Inc.	117,100	2,317,409
Caesars Entertainment Corp.*(a)	86,977	891,514
Choice Hotels International, Inc.	37,000	3,082,100
Compass Group PLC (United Kingdom)	562,354	12,493,005
Darden Restaurants, Inc.	55,942	6,220,191
Domino’s Pizza, Inc.	10,681	3,148,759
Dunkin’ Brands Group, Inc.(a)	43,900	3,236,308
Hilton Grand Vacations, Inc.*	47,040	1,557,024
Hilton Worldwide Holdings, Inc.	148,199	11,971,515
Jack in the Box, Inc.	39,300	3,294,519
Las Vegas Sands Corp.	89,000	5,280,370
Lindblad Expeditions Holdings, Inc.*	188,100	2,797,047
Marriott International, Inc. (Class A Stock)	91,361	12,062,393
McDonald’s Corp.	204,788	34,258,985
MGM Resorts International	296,592	8,277,883
Red Robin Gourmet Burgers, Inc.*(a)	63,500	2,549,525
Restaurant Brands International, Inc. (Canada)(a)	113,022	6,699,944
Royal Caribbean Cruises Ltd.	64,723	8,410,107
Starbucks Corp.	130,105	7,395,168

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Vail Resorts, Inc.	12,500	$3,430,250
Yum! Brands, Inc.	118,081	10,734,744

		154,501,102

Household Durables — 0.4%
Lennar Corp. (Class A Stock)	152,335	7,112,521
Lennar Corp. (Class B Stock)	3,290	126,665
Meritage Homes Corp.*	72,400	2,888,760
NVR, Inc.*	2,233	5,517,296
Panasonic Corp. (Japan)	1,227,400	14,241,529
Persimmon PLC (United Kingdom)	416,108	12,833,182
Sony Corp. (Japan)	168,900	10,360,582
Tempur Sealy International, Inc.*(a)	57,300	3,031,170
TRI Pointe Group, Inc.*(a)	254,500	3,155,800

		59,267,505

Household Products — 0.5%
Church & Dwight Co., Inc.(a)	104,577	6,208,736
Essity AB (Sweden) (Class B Stock)	384,731	9,665,677
Kimberly-Clark Corp.	190,919	21,696,035
Procter & Gamble Co. (The)	367,184	30,560,724

		68,131,172

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	391,500	10,823,837

Industrial Conglomerates — 0.9%
CK Hutchison Holdings Ltd. (Hong Kong)	1,550,693	17,872,202
DCC PLC (United Kingdom)	139,842	12,686,066
Honeywell International, Inc.	217,925	36,262,720
Roper Technologies, Inc.	99,662	29,520,881
Sembcorp Industries Ltd. (Singapore)	1,075,511	2,429,449
Siemens AG (Germany)	274,944	35,155,482

		133,926,800

Insurance — 2.3%
AIA Group Ltd. (Hong Kong)	1,526,200	13,657,697
American International Group, Inc.	567,948	30,237,552
Aviva PLC (United Kingdom)	1,625,640	10,383,350
AXA SA (France)	860,835	23,182,588
Axis Capital Holdings Ltd.	50,800	2,931,667
Brighthouse Financial, Inc.*	36,831	1,629,403
Chubb Ltd.	232,346	31,050,719
CNA Financial Corp.	135,081	6,166,448
Direct Line Insurance Group PLC (United Kingdom)	3,283,756	13,861,455
Fidelity National Financial, Inc.	153,955	6,058,129
First American Financial Corp.	67,600	3,487,484
Kemper Corp.	34,800	2,799,660
Loews Corp.	92,532	4,647,882
Markel Corp.*	1,800	2,139,282
Marsh & McLennan Cos., Inc.(a)	165,269	13,671,052
MetLife, Inc.	424,806	19,846,936
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	88,660	19,627,542
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,356,000	13,767,060
Progressive Corp. (The)	131,045	9,309,437
Prudential PLC (United Kingdom)	923,328	21,181,639

A1226

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
RSA Insurance Group PLC (United Kingdom)	828,774	$6,204,263
State Auto Financial Corp.	85,100	2,598,954
Storebrand ASA (Norway)	1,502,555	13,399,059
Sun Life Financial, Inc. (Canada)	462,677	18,393,887
Tokio Marine Holdings, Inc. (Japan)	382,800	18,947,960
White Mountains Insurance Group Ltd.	4,300	4,024,241
Willis Towers Watson PLC	143,775	20,263,649
WMIH Corp.*	76,090	105,765
Zurich Insurance Group AG (Switzerland)	49,781	15,702,646

		349,277,406

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.*	91,011	182,295,033
Booking Holdings, Inc.*	21,158	41,977,472
Netflix, Inc.*	100,765	37,699,209
Zalando SE (Germany), 144A*(a)	115,635	4,488,799

		266,460,513

Internet Software & Services — 2.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	76,774	12,649,284
Alphabet, Inc. (Class C Stock)*	75,758	90,414,900
Alphabet, Inc. (Class A Stock)*	52,970	63,939,028
Altaba, Inc.*	223,837	15,247,776
ANGI Homeservices, Inc. (Class A Stock)*(a)	212,500	4,989,499
Baidu, Inc. (China), ADR*	37,300	8,529,764
Cornerstone OnDemand, Inc.*	35,900	2,037,325
Etsy, Inc.*	233,000	11,971,540
Facebook, Inc. (Class A Stock)*	609,392	100,220,608
Five9, Inc.*(a)	161,200	7,042,828
IAC/InterActiveCorp*	11,400	2,470,608
Match Group, Inc.*(a)	81,270	4,706,346
NAVER Corp. (South Korea)	6,093	3,934,200
Pandora Media, Inc.*(a)	499,500	4,750,245
SPS Commerce, Inc.*	24,000	2,381,760
Tencent Holdings Ltd. (China)	231,400	9,541,696
Yahoo Japan Corp. (Japan)	1,598,900	5,749,288
YY, Inc. (China), ADR*	113,745	8,521,775
Zillow Group, Inc. (Class A Stock)*	53,300	2,355,860
Zillow Group, Inc. (Class C Stock)*(a)	45,600	2,017,800

		363,472,130

IT Services — 1.8%
Accenture PLC (Class A Stock)	188,657	32,109,421
Black Knight, Inc.*	181,136	9,410,015
Booz Allen Hamilton Holding Corp.	95,300	4,729,739
Broadridge Financial Solutions, Inc.	4,900	646,555
CoreLogic, Inc.*	77,900	3,849,039
EPAM Systems, Inc.*	35,800	4,929,660
Euronet Worldwide, Inc.*(a)	43,700	4,379,614
Fidelity National Information Services, Inc.	192,274	20,971,325
FleetCor Technologies, Inc.*	15,300	3,485,952
Gartner, Inc.*(a)	67,936	10,767,856
Infosys Ltd. (India), ADR(a)	971,200	9,877,104
Jack Henry & Associates, Inc.	20,910	3,347,273
Mastercard, Inc. (Class A Stock)	229,125	51,005,516
PayPal Holdings, Inc.*	159,495	14,010,041

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Square, Inc. (Class A Stock)*(a)	34,400	$3,405,944
Visa, Inc. (Class A Stock)(a)	467,483	70,164,523
WEX, Inc.*	26,900	5,400,444
Worldpay, Inc. (Class A Stock)*	212,041	21,473,392

		273,963,413

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	171,367	12,088,228
Bruker Corp.	37,880	1,267,086
Thermo Fisher Scientific, Inc.	101,615	24,802,189

		38,157,503

Machinery — 1.2%
AGCO Corp.	48,800	2,966,551
Barnes Group, Inc.	4,700	333,841
Caterpillar, Inc.	98,612	15,037,344
Chart Industries, Inc.*	70,600	5,530,098
EnPro Industries, Inc.	26,700	1,947,231
ESCO Technologies, Inc.	2,000	136,100
Flowserve Corp.(a)	185,880	10,165,777
Fortive Corp.(a)	333,074	28,044,831
Graco, Inc.	70,800	3,280,872
Greenbrier Cos., Inc. (The)(a)	47,000	2,824,700
Hillenbrand, Inc.	74,900	3,917,270
Illinois Tool Works, Inc.(a)	33,300	4,699,296
Middleby Corp. (The)*(a)	26,800	3,466,580
Mueller Water Products, Inc. (Class A Stock)	212,000	2,440,120
PACCAR, Inc.(a)	246,648	16,818,927
Pentair PLC (United Kingdom)	218,379	9,466,730
RBC Bearings, Inc.*	18,300	2,751,588
REV Group, Inc.(a)	49,500	777,150
Sandvik AB (Sweden)	15,911	281,920
SMC Corp. (Japan)	24,700	7,892,497
Snap-on, Inc.(a)	45,752	8,400,067
Stanley Black & Decker, Inc.	125,036	18,310,272
Sun Hydraulics Corp.	44,800	2,454,144
THK Co. Ltd. (Japan)	473,600	11,996,330
Toro Co. (The)	4,000	239,880
Wabtec Corp.(a)	103,511	10,856,234
Welbilt, Inc.*	76,200	1,591,056

		176,627,406

Marine — 0.0%
Kirby Corp.*	43,300	3,561,425

Media — 1.2%
Cable One, Inc.(a)	5,100	4,506,411
Charter Communications, Inc. (Class A Stock)*(a)	36,474	11,886,147
Comcast Corp. (Class A Stock)	1,510,712	53,494,312
CyberAgent, Inc. (Japan)	155,200	8,261,658
Eutelsat Communications SA (France)	390,621	9,241,738
GCI Liberty, Inc. (Class A Stock)*	69,600	3,549,600
Liberty Broadband Corp. (Class C Stock)*	231,033	19,476,082
Liberty Global PLC (United Kingdom) (Class C Stock)*	149,632	4,213,637
Liberty Global PLC (United Kingdom) (Class A Stock)*	90,032	2,604,626

A1227

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Liberty Media Corp-Liberty Formula One (Class C Stock)*	88,300	$3,283,877
Liberty Media Corp-Liberty SiriusXM (Class C Stock)*	44,700	1,942,215
Liberty Media Corp-Liberty SiriusXM (Class A Stock)*	37,300	1,620,312
Stroeer SE & Co. KGaA (Germany)(a)	109,697	6,272,594
Twenty-First Century Fox, Inc. (Class A Stock)	157,561	7,299,801
Walt Disney Co. (The)	178,186	20,837,071
WPP PLC (United Kingdom)	1,051,883	15,404,329

		173,894,410

Metals & Mining — 0.8%
Acerinox SA (Spain)	37,132	530,002
Alamos Gold, Inc. (Canada) (Class A Stock)	43,835	201,248
Alumina Ltd. (Australia)	492,573	986,910
Anglo American PLC (South Africa)	88,469	1,980,057
Antofagasta PLC (Chile)	834,521	9,286,422
APERAM SA (Luxembourg)	8,307	379,838
ArcelorMittal (Luxembourg)	27,018	833,413
Aurubis AG (Germany)	4,288	299,192
B2Gold Corp. (Canada)*	198,600	452,045
BHP Billiton Ltd. (Australia)	304,377	7,638,973
BHP Billiton PLC (Australia)	584,451	12,735,262
BlueScope Steel Ltd. (Australia)	39,269	483,189
Boliden AB (Sweden)	62,506	1,739,105
Carpenter Technology Corp.	43,300	2,552,535
Centamin PLC (Egypt)	618,183	854,691
Centerra Gold, Inc. (Canada)*	23,995	95,672
Commercial Metals Co.	58,000	1,190,160
Compass Minerals International, Inc.(a)	17,000	1,142,400
Detour Gold Corp. (Canada)*	18,431	148,972
Dundee Precious Metals, Inc. (Canada)*	71,900	169,222
Eramet (France)	2,048	216,233
Evolution Mining Ltd. (Australia)	566,814	1,107,448
Ferrexpo PLC (Switzerland)	59,407	154,716
First Majestic Silver Corp. (Canada)*(a)	17,934	101,774
First Quantum Minerals Ltd. (Zambia)	53,616	610,608
Fortescue Metals Group Ltd. (Australia)	198,660	563,825
Fortuna Silver Mines, Inc. (Canada)*	72,163	315,100
Franco-Nevada Corp. (Canada), TSX	35,617	2,228,044
Freeport-McMoRan, Inc.	75,600	1,052,352
Glencore PLC (Switzerland)*	656,098	2,828,815
Guyana Goldfields, Inc. (Canada)*	38,800	85,611
Highland Gold Mining Ltd. (Russia)	67,094	127,765
Hindustan Zinc Ltd. (India)	95,861	381,265
Hudbay Minerals, Inc. (Canada)	20,166	102,106
Independence Group NL (Australia)(a)	2,799,445	9,408,979
JFE Holdings, Inc. (Japan)	37,000	848,858
KAZ Minerals PLC (Kazakhstan)	37,919	271,249
Kirkland Lake Gold Ltd. (Canada)	99,335	1,882,647
Labrador Iron Ore Royalty Corp. (Canada)(a)	11,996	261,160
Lucara Diamond Corp. (Canada)	178,476	298,462
Lundin Mining Corp. (Chile)	168,050	889,918
New Gold, Inc. (Canada)*	77,330	61,346
NMDC Ltd. (India)	208,345	324,541
Norsk Hydro ASA (Norway)	118,338	709,137

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Northern Star Resources Ltd. (Australia)	308,549	$1,855,946
Nucor Corp.	28,926	1,835,355
OceanaGold Corp. (Australia)	52,957	159,898
Osisko Gold Royalties Ltd. (Canada)	31,804	241,303
OZ Minerals Ltd. (Australia)	68,953	464,566
Petra Diamonds Ltd. (South Africa)*	289,922	142,685
POSCO (South Korea)	4,868	1,290,553
Randgold Resources Ltd. (United Kingdom)	37,420	2,654,453
Regis Resources Ltd. (Australia)	150,349	405,856
Reliance Steel & Aluminum Co.(a)	2,800	238,812
Rio Tinto Ltd. (Australia)	92,369	5,246,793
Rio Tinto PLC (Australia)	92,193	4,644,752
Royal Gold, Inc.	5,613	432,538
Sandfire Resources NL (Australia)	46,909	251,738
Saracen Mineral Holdings Ltd. (Australia)*	630,875	850,192
SEMAFO, Inc. (Canada)*	139,000	327,147
Sims Metal Management Ltd.	16,324	149,288
South32 Ltd. (Australia), ASX	3,042,945	8,591,403
Southern Copper Corp. (Peru)(a)	81,306	3,507,541
Steel Dynamics, Inc.	89,813	4,058,649
Sumitomo Metal Mining Co. Ltd. (Japan)	263,800	9,225,642
Tahoe Resources, Inc.*	47,500	132,525
Teck Resources Ltd. (Canada) (Class B Stock)(a)	78,010	1,880,041
Ternium SA (Luxembourg), ADR	11,392	345,064
Topy Industries Ltd. (Japan)	7,800	229,461
Vale SA (Brazil)	163,124	2,413,406
voestalpine AG (Austria)	5,324	243,565
Western Areas Ltd. (Australia)	134,754	258,793
Worthington Industries, Inc.	12,900	559,344

		121,168,576

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	129,322	1,322,964
Redwood Trust, Inc.	197,700	3,210,648

		4,533,612

Multiline Retail — 0.1%
Dollar General Corp.(a)	93,945	10,268,189
Dollar Tree, Inc.*	59,184	4,826,455
Lojas Renner SA (Brazil)	640,341	4,908,930

		20,003,574

Multi-Utilities — 0.6%
CMS Energy Corp.(a)	8,900	436,100
DTE Energy Co.	101,303	11,055,196
E.ON SE (Germany)	485,146	4,949,968
Engie SA (France)	1,063,378	15,644,230
National Grid PLC (United Kingdom)	1,076,843	11,097,753
NiSource, Inc.	685,547	17,083,831
Sempra Energy(a)	244,827	27,849,071

		88,116,149

Oil, Gas & Consumable Fuels — 2.3%
Advantage Oil & Gas Ltd. (Canada)*	38,500	107,305
Andeavor	162,843	24,996,400
Apache Corp.(a)	142,979	6,815,809
ARC Resources Ltd. (Canada)	33,922	378,180
Birchcliff Energy Ltd. (Canada)	66,300	266,914
BP PLC (United Kingdom)	138,200	1,058,438

A1228

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
BP PLC (United Kingdom), ADR	130,033	$5,994,521
Cabot Oil & Gas Corp.	223,937	5,043,061
Cairn Energy PLC (United Kingdom)*	97,966	297,516
Canadian Natural Resources Ltd. (Canada)(a)	8,300	271,078
Centennial Resource Development, Inc. (Class A Stock)*(a)	227,416	4,969,040
Cheniere Energy, Inc.*	27,600	1,917,924
Chevron Corp.	149,680	18,302,870
Concho Resources, Inc.*(a)	63,697	9,729,717
ConocoPhillips	4,900	379,260
Continental Resources, Inc.*	23,181	1,582,799
Diamondback Energy, Inc.(a)	112,495	15,208,199
Encana Corp. (Canada)	35,362	463,596
Energen Corp.*	3,200	275,744
EOG Resources, Inc.	179,785	22,935,172
Equinor ASA (Norway)	378,751	10,662,609
Exxon Mobil Corp.(a)	983,825	83,644,802
Frontera Energy Corp. (Colombia)*	16,127	227,987
Galp Energia SGPS SA (Portugal)	37,770	749,190
Hess Corp.(a)	190,918	13,665,910
Jagged Peak Energy, Inc.*(a)	18,800	260,004
Kelt Exploration Ltd. (Canada)*	25,500	166,032
Koninklijke Vopak NV (Netherlands)	8,999	442,915
Kosmos Energy Ltd. (Ghana)*(a)	304,750	2,849,413
Lundin Petroleum AB (Sweden)	13,333	509,305
Marathon Petroleum Corp.(a)	103,982	8,315,441
Matador Resources Co.*	66,800	2,207,740
Noble Energy, Inc.(a)	10,161	316,922
Occidental Petroleum Corp.	21,506	1,767,148
Phillips 66	6,100	687,592
Pioneer Natural Resources Co.	3,128	544,866
Plains GP Holdings LP (Class A Stock)*	11,490	281,850
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	323,500	22,945,855
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	28,624	341,276
SRC Energy, Inc.*(a)	157,659	1,401,589
Suncor Energy, Inc. (Canada)	12,100	468,149
TOTAL SA (France)	622,289	40,271,237
TOTAL SA (France), ADR	227,913	14,675,318
Tourmaline Oil Corp. (Canada)	10,400	183,096
TransCanada Corp. (Canada)(a)	345,930	13,996,328
Tullow Oil PLC (Ghana)*	51,250	175,049
Valero Energy Corp.	10,600	1,205,750
WPX Energy, Inc.*	59,800	1,203,176

		345,160,092

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.(a)	87,100	2,307,279
Mondi PLC (United Kingdom)	10,198	279,672
Stora Enso OYJ (Finland) (Class R Stock)	639,425	12,264,321

		14,851,272

Personal Products — 0.5%
Edgewell Personal Care Co.*(a)	59,300	2,741,439
L’Oreal SA (France)	78,338	18,874,802
Pola Orbis Holdings, Inc. (Japan)	147,100	5,367,518

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Unilever PLC (United Kingdom)	750,074	$41,202,594

		68,186,353

Pharmaceuticals — 2.6%
Allergan PLC	94,164	17,936,359
Astellas Pharma, Inc. (Japan)	1,482,800	25,876,554
Bayer AG (Germany)	347,561	30,763,540
Bristol-Myers Squibb Co.	320,062	19,869,449
Eli Lilly & Co.	232,883	24,990,675
GlaxoSmithKline PLC (United Kingdom), ADR(a)	460,800	18,510,336
Johnson & Johnson	414,969	57,336,267
Merck & Co., Inc.	629,746	44,674,181
Novartis AG (Switzerland)	484,033	41,475,736
Novo Nordisk A/S (Denmark) (Class B Stock)	165,223	7,785,382
Pacira Pharmaceuticals, Inc.*	77,500	3,809,125
Pfizer, Inc.	707,449	31,177,277
Roche Holding AG (Switzerland)	143,816	34,804,733
Sanofi (France)	249,071	22,119,562
TherapeuticsMD, Inc.*(a)	479,100	3,142,896
Zoetis, Inc.	93,587	8,568,826

		392,840,898

Professional Services — 0.3%
ALS Ltd. (Australia)	62,762	405,348
CoStar Group, Inc.*	9,500	3,997,980
Equifax, Inc.	43,055	5,621,691
Exponent, Inc.	32,800	1,758,080
Nielsen Holdings PLC	278,135	7,693,214
Recruit Holdings Co. Ltd. (Japan)	398,200	13,286,026
TransUnion	122,244	8,994,714

		41,757,053

Real Estate Management & Development — 0.2%
ADO Properties SA (Germany), 144A	6,000	359,135
Hang Lung Properties Ltd. (Hong Kong)	258,000	503,602
Hongkong Land Holdings Ltd. (Hong Kong)	135,600	897,671
Howard Hughes Corp. (The)*	18,100	2,248,382
Hufvudstaden AB (Sweden) (Class A Stock)	41,614	632,862
Hysan Development Co. Ltd. (Hong Kong)	141,000	712,496
Iguatemi Empresa de Shopping Centers SA (Brazil)	50,600	388,156
Jones Lang LaSalle, Inc.	24,700	3,564,704
Kojamo OYJ (Finland)*	27,700	302,829
Mitsubishi Estate Co. Ltd. (Japan)	56,400	957,641
Mitsui Fudosan Co. Ltd. (Japan)	495,100	11,701,588
PSP Swiss Property AG (Switzerland)	13,596	1,316,711
Realogy Holdings Corp.(a)	49,600	1,023,744
St. Joe Co. (The)*(a)	95,800	1,609,440
Sun Hung Kai Properties Ltd. (Hong Kong)	81,166	1,180,781

		27,399,742

Road & Rail — 0.2%
Central Japan Railway Co. (Japan)	63,100	13,130,311
Genesee & Wyoming, Inc. (Class A Stock)*	23,300	2,120,067
Kansas City Southern	106,371	12,049,707
Old Dominion Freight Line, Inc.	28,400	4,579,784

A1229

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
YRC Worldwide, Inc.*	241,909	$2,172,343

		34,052,212

Semiconductors & Semiconductor Equipment — 2.0%
Applied Materials, Inc.	199,574	7,713,535
ASML Holding NV (Netherlands), SGMX	69,426	12,947,499
Broadcom, Inc.	161,278	39,792,121
Cree, Inc.*(a)	64,600	2,446,402
Diodes, Inc.*	68,700	2,287,023
Entegris, Inc.	103,900	3,007,905
Intel Corp.	525,600	24,855,624
KLA-Tencor Corp.	102,021	10,376,556
Lam Research Corp.(a)	76,503	11,605,505
Marvell Technology Group Ltd.	456,717	8,814,638
Maxim Integrated Products, Inc.	86,000	4,849,540
Microchip Technology, Inc.(a)	231,036	18,231,051
Micron Technology, Inc.*	227,000	10,267,210
NVIDIA Corp.	156,267	43,914,152
NXP Semiconductors NV (Netherlands)	200,103	17,108,807
ON Semiconductor Corp.*	215,710	3,975,535
QUALCOMM, Inc.	179,200	12,907,776
Renesas Electronics Corp. (Japan)*	547,700	3,421,887
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,510,749	30,082,577
Texas Instruments, Inc.	189,590	20,341,111
Tokyo Electron Ltd. (Japan)	100,800	13,817,310

		302,763,764

Software — 2.6%
Activision Blizzard, Inc.	214,515	17,845,503
CDK Global, Inc.	54,900	3,434,544
CommVault Systems, Inc.*	33,000	2,310,000
Dell Technologies, Inc. (Class V Stock)*	13,300	1,291,696
Electronic Arts, Inc.*	198,554	23,923,771
Ellie Mae, Inc.*(a)	38,100	3,610,737
Intuit, Inc.	63,303	14,395,102
Microsoft Corp.	1,615,121	184,721,389
Oracle Corp.	400,060	20,627,094
RealPage, Inc.*	58,100	3,828,790
Red Hat, Inc.*	224,749	30,628,794
salesforce.com, Inc.*	128,165	20,382,080
ServiceNow, Inc.*	40,570	7,936,709
Splunk, Inc.*	40,700	4,921,037
SS&C Technologies Holdings, Inc.	41,769	2,373,732
Symantec Corp.	797,205	16,964,522
Tableau Software, Inc. (Class A Stock)*	47,460	5,303,180
Take-Two Interactive Software, Inc.*	20,499	2,828,657
Ultimate Software Group, Inc. (The)*	20,700	6,669,333
VMware, Inc. (Class A Stock)*(a)	80,700	12,594,042
Workday, Inc. (Class A Stock)*(a)	43,100	6,291,738
Zynga, Inc. (Class A Stock)*	582,300	2,335,023

		395,217,473

Specialty Retail — 1.0%
AutoZone, Inc.*	12,183	9,450,353
Burlington Stores, Inc.*	42,000	6,842,640
Dick’s Sporting Goods, Inc.(a)	40,700	1,444,036
Home Depot, Inc. (The)	225,142	46,638,165
Kingfisher PLC (United Kingdom)	4,070,173	13,651,679

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	98,896	$11,355,239
Michaels Cos., Inc. (The)*(a)	143,600	2,330,628
Murphy USA, Inc.*(a)	28,700	2,452,702
O’Reilly Automotive, Inc.*	37,119	12,892,171
Ross Stores, Inc.	155,559	15,415,897
TJX Cos., Inc. (The)	144,696	16,208,846
Ulta Beauty, Inc.*	28,013	7,903,028

		146,585,384

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	844,981	190,746,011
Hewlett Packard Enterprise Co.	496,213	8,093,234
Samsung Electronics Co. Ltd. (South Korea)	545,685	22,840,810

		221,680,055

Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	542,427	14,251,643
Carter’s, Inc.	27,000	2,662,200
Culp, Inc.	46,500	1,125,300
Kering SA (France)	23,301	12,490,135
Moncler SpA (Italy)	310,006	13,328,025
NIKE, Inc. (Class B Stock)	386,213	32,719,965
Samsonite International SA, 144A*	1,900,800	7,067,239
Tapestry, Inc.	154,425	7,762,945

		91,407,452

Thrifts & Mortgage Finance — 0.0%
Beneficial Bancorp, Inc.	114,330	1,932,177
Capitol Federal Financial, Inc.	107,400	1,368,276
PennyMac Financial Services, Inc. (Class A Stock)	53,580	1,119,822

		4,420,275

Tobacco — 0.4%
Altria Group, Inc.	432,532	26,086,005
Philip Morris International, Inc.	403,954	32,938,409

		59,024,414

Trading Companies & Distributors — 0.3%
GMS, Inc.*	77,700	1,802,640
HD Supply Holdings, Inc.*	132,032	5,649,649
Mitsubishi Corp. (Japan)(a)	461,400	14,204,720
Sumitomo Corp. (Japan)	1,479,200	24,624,141
Watsco, Inc.	4,800	854,880

		47,136,030

Water Utilities — 0.1%
American Water Works Co., Inc.	148,334	13,048,942
California Water Service Group	72,300	3,101,670

		16,150,612

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	363,800	5,842,628
SoftBank Group Corp. (Japan)	102,600	10,373,322
T-Mobile US, Inc.*	86,300	6,056,534

A1230

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom), ADR	955,204	$20,727,927

		43,000,411

TOTAL COMMON STOCKS (cost $6,179,647,336)		7,949,550,655

PREFERRED STOCKS — 0.0%
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 6.123%(a)	27,737	1,579,622

Equity Real Estate Investment Trusts (REITs) — 0.0%
Crown Castle International Corp., CVT, 6.875%	1,200	1,303,200

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., CVT, 6.125%	22,600	1,477,136

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany), (PRFC)	1,508	176,654

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., CVT, 7.000%	8,350	812,372

Metals & Mining — 0.0%
Bradespar SA (Brazil), (PRFC)	21,026	192,113

Multi-Utilities — 0.0%
DTE Energy Co., CVT, 6.500%	4,600	237,912
Sempra Energy, CVT, 6.000%	15,126	1,525,306

		1,763,218

Specialty Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%*	2,997	172,328

TOTAL PREFERRED STOCKS (cost $6,847,382)		7,476,643

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.9%
Automobiles — 0.7%
Ally Auto Receivables Trust,
Series 2015-2, Class D, 144A
3.010%	03/15/22	535	535,318
Series 2017-2, Class B
2.330%	06/15/22	575	566,724
AmeriCredit Automobile Receivables Trust,
Series 2015-3, Class B
2.080%	09/08/20	1,510	1,509,428
Series 2015-4, Class C
2.880%	07/08/21	2,780	2,776,544
Series 2016-1, Class A3
1.810%	10/08/20	222	221,342
Series 2016-2, Class C
2.870%	11/08/21	890	888,033
Series 2017-1, Class C
2.710%	08/18/22	930	917,472
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	1,070	1,063,533

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A, Class A, 144A
2.970%	02/20/20	3,525	$3,527,295
Series 2014-1A, Class A, 144A
2.460%	07/20/20	3,685	3,675,311
Series 2015-2A, Class A, 144A
2.630%	12/20/21	2,425	2,388,542
Capital Auto Receivables Asset Trust,
Series 2015-4, Class A4
2.010%	07/20/20	6,185	6,174,164
CarMax Auto Owner Trust,
Series 2016-2, Class B
2.160%	12/15/21	640	628,434
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	1,325	1,318,277
Enterprise Fleet Financing LLC,
Series 2016-2, Class A2, 144A
1.740%	02/22/22	576	574,227
Series 2017-2, Class A2, 144A
1.970%	01/20/23	1,231	1,222,067
Series 2017-3, Class A2, 144A
2.130%	05/22/23	2,127	2,108,113
Series 2018-1, Class A2, 144A
2.870%	10/20/23	1,960	1,954,955
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3
1.880%	04/15/20	2,755	2,747,394
Ford Credit Auto Owner Trust,
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,403,003
Series 2016-C, Class A4
1.400%	02/15/22	5,695	5,548,563
Series 2018-1, Class C, 144A
3.490%	07/15/31	3,425	3,329,659
Ford Credit Floorplan Master Owner Trust,
Series 2017-3, Class A
2.480%	09/15/24	4,275	4,128,453
GM Financial Automobile Leasing Trust,
Series 2016-2, Class B
2.080%	03/20/20	2,275	2,266,121
Series 2016-2, Class C
2.580%	03/20/20	1,390	1,388,279
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class B
3.120%	12/18/23	2,500	2,476,192
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class B, 144A
2.410%	05/17/21	1,370	1,364,613
Series 2016-1, Class C, 144A
2.850%	05/17/21	530	527,414
Huntington Auto Trust,
Series 2016-1, Class A4
1.930%	04/15/22	2,640	2,601,485
Hyundai Auto Lease Securitization Trust,
Series 2016-B, Class A4, 144A
1.680%	04/15/20	630	628,862
Series 2017-C, Class A3, 144A
2.120%	02/16/21	2,260	2,241,810

A1231

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Mercedes-Benz Auto Lease Trust,
Series 2016-B, Class A3
1.350%	08/15/19	1,035	$1,033,600
Series 2017-A, Class A3
1.790%	04/15/20	3,980	3,963,682
Nissan Auto Lease Trust,
Series 2017-A, Class A3
1.910%	04/15/20	1,850	1,839,145
Santander Drive Auto Receivables Trust,
Series 2014-3, Class E, 144A
3.490%	09/15/21	1,725	1,727,694
Series 2014-4, Class D
3.100%	11/16/20	670	670,753
Series 2015-2, Class E, 144A
4.020%	09/15/22	5,025	5,045,985
Series 2015-3, Class E, 144A
4.500%	06/17/23	4,360	4,406,663
Series 2015-4, Class C
2.970%	03/15/21	930	931,228
Series 2017-1, Class B
2.100%	06/15/21	710	708,025
Series 2017-1, Class C
2.580%	05/16/22	825	819,551
Series 2018-1, Class C
2.960%	03/15/24	1,810	1,787,665
Series 2018-2, Class B
3.030%	09/15/22	3,250	3,235,914
Series 2018-2, Class C
3.350%	07/17/23	2,050	2,038,523
Santander Retail Auto Lease Trust,
Series 2017-A, Class A3, 144A
2.220%	01/20/21	2,065	2,044,437
SMART Trust (Australia),
Series 2016-2US, Class A3A
1.710%	03/15/21	5,115	5,061,656
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	2,455	2,444,032
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,609,546

			106,069,726

Collateralized Loan Obligations — 0.8%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 0.840%, 144A
3.175%(c)	07/25/27	4,460	4,442,073
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 3 Month LIBOR + 0.800%, 144A
3.148%(c)	01/20/28	4,935	4,904,609
Betony CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.080%, 144A
3.189%(c)	04/30/31	4,975	4,958,494

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 1.000%, 144A
3.348%(c)	04/20/27	10,450	$10,455,118
Series 2015-3A, Class A1R, 3 Month LIBOR + 1.000%, 144A
3.339%(c)	07/28/28	5,090	5,085,987
CIFC Funding Ltd. (Cayman Islands),
Series 2015-5A, Class A1R, 3 Month LIBOR + 0.860%, 144A
3.195%(c)	10/25/27	6,240	6,215,196
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A
3.104%(c)	11/15/26	5,160	5,139,619
Golub Capital Partners CLO 39B Ltd.,
Series 2018-39A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.472%(c)	10/20/28	6,160	6,160,000
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 3 Month LIBOR + 1.100%, 144A
3.447%(c)	10/22/25	4,205	4,205,862
KKR CLO Ltd. (Cayman Islands),
Series 12, Class A1R, 3 Month LIBOR + 1.050%, 144A
3.389%(c)	07/15/27	10,445	10,448,824
Series 13, Class A1R, 3 Month LIBOR + 0.800%, 144A
3.139%(c)	01/16/28	5,955	5,923,068
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class BR, 3 Month LIBOR + 1.200%, 144A
3.533%(c)	01/18/28	4,165	4,119,348
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
3.189%(c)	01/15/28	5,705	5,679,053
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 3 Month LIBOR + 1.120%, 144A
3.468%(c)	07/20/29	4,460	4,455,540
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.850%, 144A
3.189%(c)	07/15/27	4,240	4,221,658
Series 2015-1A, Class A2R, 3 Month LIBOR + 1.000%, 144A
3.339%(c)	07/15/27	6,465	6,461,714
OZLM Ltd. (Cayman Islands),
Series 2014-7RA, Class A1R, 3 Month LIBOR + 1.010%, 144A
3.346%(c)	07/17/29	10,835	10,803,649
Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A
3.466%(c)	10/17/26	6,395	6,394,766
Symphony CLO Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 3 Month LIBOR + 0.880%, 144A
3.219%(c)	04/15/28	8,415	8,387,062

A1232

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A2R, 3 Month LIBOR + 1.300%, 144A
3.648%(c)	01/20/31	4,840	$4,730,920

			123,192,560

Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2017-7, Class B
2.540%	05/15/25	2,785	2,695,814
Barclays Dryrock Issuance Trust,
Series 2018-1, Class A, 1 Month LIBOR + 0.330%
2.498%(c)	07/15/24	11,550	11,553,121
Synchrony Card Issuance Trust,
Series 2018-A1, Class A1
3.380%	09/15/24	10,860	10,860,000
Synchrony Credit Card Master Note Trust,
Series 2015-1, Class B
2.640%	03/15/23	3,690	3,650,498
Series 2015-4, Class B
2.620%	09/15/23	1,835	1,802,654

			30,562,087

Equipment — 0.1%
Ascentium Equipment Receivables Trust,
Series 2016-1A, Class A3, 144A
1.920%	12/10/19	323	322,123
Series 2017-1A, Class A2, 144A
1.870%	07/10/19	129	128,471
Series 2017-1A, Class A3, 144A
2.290%	06/10/21	460	455,093
CCG Receivables Trust,
Series 2016-1, Class A2, 144A
1.690%	09/14/22	763	759,902
Series 2017-1, Class A2, 144A
1.840%	11/14/23	2,265	2,247,160
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	943	932,163
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A2, 144A
1.720%	04/22/19	34	33,877
Series 2017-1, Class A3, 144A
2.060%	06/22/20	410	407,996
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	1,910	1,893,727
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	1,639	1,632,736
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,613,470
Series 2017-AA, Class A2, 144A
1.730%	05/18/20	189	188,714
Volvo Financial Equipment LLC,
Series 2016-1A, Class A3, 144A
1.670%	02/18/20	2,607	2,600,300

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment (cont’d.)
Volvo Financial Equipment Master Owner Trust,
Series 2017-A, Class A, 1 Month LIBOR + 0.500%, 144A
2.563%(c)	11/15/22	1,470	$1,473,960

			17,689,692

Other — 0.3%
DB Master Finance LLC,
Series 2017-1A, Class A2I, 144A
3.629%	11/20/47	2,883	2,809,345
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	431	430,815
Series 2015-2, Class A, 144A
2.990%	05/22/28	970	967,214
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	582	569,607
Hardee’s Funding LLC,
Series 2018-1A, Class A2I, 144A
4.250%	06/20/48	6,373	6,364,962
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	875	859,426
Series 2017-AA, Class A, 144A
2.660%	12/26/28	773	758,423
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	698	688,988
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	146	143,623
Series 2014-1A, Class A, 144A
2.250%	09/22/31	289	282,261
Series 2015-1A, Class A, 144A
2.520%	12/20/32	1,679	1,644,081
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%(cc)	06/20/31	386	384,975
Series 2015-2A, Class A, 144A
2.430%	06/20/32	927	917,768
Series 2015-3A, Class A, 144A
2.580%	09/20/32	1,761	1,734,763
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%	06/15/21	1,220	1,218,170
Verizon Owner Trust,
Series 2017-1A, Class A, 144A
2.060%	09/20/21	5,195	5,147,844
Series 2017-1A, Class C, 144A
2.650%	09/20/21	2,025	1,995,791
Series 2017-2A, Class B, 144A
2.220%	12/20/21	6,785	6,654,375
Series 2017-3A, Class B, 144A
2.380%	04/20/22	5,120	5,025,694

			38,598,125

A1233

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities — 0.4%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT3, Class A, 144A
3.500%(cc)	01/28/58	2,181	$2,162,086
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT1, Class A1, 144A
3.000%(cc)	03/28/57	661	645,655
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL4, Class A, 144A
3.500%(cc)	01/28/55	806	800,666
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(cc)	04/25/57	1,179	1,151,274
Series 2017-2, Class A1, 144A
2.750%(cc)	07/25/59	2,650	2,592,371
Series 2018-1, Class A1, 144A
3.250%(cc)	05/25/62	2,999	2,961,792
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(cc)	03/25/54	1,335	1,324,946
Series 2015-4, Class A1B, 144A
2.750%(cc)	04/25/55	1,498	1,476,060
Series 2015-4, Class M1, 144A
3.750%(cc)	04/25/55	5,670	5,591,122
Series 2015-5, Class A1B, 144A
2.750%(cc)	05/25/55	1,126	1,108,118
Series 2016-1, Class A1B, 144A
2.750%(cc)	02/25/55	1,509	1,485,092
Series 2016-1, Class A3B, 144A
3.000%(cc)	02/25/55	1,978	1,944,694
Series 2016-2, Class A1A, 144A
2.750%(cc)	08/25/55	1,462	1,432,815
Series 2016-4, Class A1, 144A
2.250%(cc)	07/25/56	2,354	2,287,475
Series 2016-4, Class M1, 144A
3.250%(cc)	07/25/56	1,230	1,181,231
Series 2017-1, Class A1, 144A
2.750%(cc)	10/25/56	2,202	2,156,273
Series 2017-1, Class M1, 144A
3.750%(cc)	10/25/56	3,850	3,774,765
Series 2017-2, Class A1, 144A
2.750%(cc)	04/25/57	1,114	1,092,861
Series 2017-3, Class A1, 144A
2.750%(cc)	07/25/57	2,069	2,015,397
Series 2017-5, Class A1, 1 Month LIBOR + 0.600%, 144A
2.816%(c)	02/25/57	2,313	2,315,211
Series 2018-1, Class A1, 144A
3.000%(cc)	01/25/58	508	498,157
Series 2018-2, Class A1, 144A
3.250%(cc)	03/25/58	10,147	10,010,407
Series 2018-3, Class A1, 144A
3.750%(cc)	05/25/58	11,629	11,631,370

			61,639,838

Student Loans — 0.4%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	1,580	1,530,539

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	3,876	$3,846,366
Navient Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 0.700%, 144A
2.916%(c)	02/25/70	7,046	7,092,309
Series 2018-1A, Class A2, 1 Month LIBOR + 0.350%, 144A
2.566%(c)	03/25/67	2,905	2,904,177
Series 2018-2A, Class A2, 1 Month LIBOR + 0.380%, 144A
2.596%(c)	03/25/67	7,475	7,472,266
SLM Student Loan Trust,
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
3.985%(c)	07/25/22	266	271,784
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
4.035%(c)	07/25/23	4,034	4,138,726
Series 2008-9, Class A, 3 Month LIBOR + 1.500%
3.835%(c)	04/25/23	3,689	3,767,030
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	2,031	2,018,602
Series 2015-C, Class A3, 1 Month LIBOR + 1.950%, 144A
4.108%(c)	08/16/32	4,305	4,452,308
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	1,240	1,215,885
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	3,022	2,919,939
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,890	1,833,433
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	6,545	6,501,111
Series 2018-C, Class A2A, 144A
3.630%	11/15/35^	4,700	4,698,056

			54,662,531

TOTAL ASSET-BACKED SECURITIES
(cost $436,145,263)			432,414,559

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,619,907
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 1 Month LIBOR + 0.880%, 144A
3.038%(c)	09/15/34	6,445	6,448,997
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 1 Month LIBOR + 0.900%, 144A
3.058%(c)	04/15/35	4,024	4,044,901
Series 2018-ASHF, Class B, 1 Month LIBOR + 1.250%, 144A
3.408%(c)	04/15/35	3,185	3,182,127
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 1 Month LIBOR + 0.930%, 144A
3.088%(c)	12/15/36	7,055	7,059,411

A1234

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
.Aventura Mall Trust,
Series 2018-AVM, Class A, 144A
4.112%(cc)	07/05/40	10,860	$11,061,052
BAMLL Commercial Mortgage Securities Trust,
Series 2018-PARK, Class A, 144A
4.091%(cc)	08/10/38	11,805	12,035,273
BANK,
Series 2017-BNK4, Class B
3.999%	05/15/50	2,020	1,993,839
Series 2017-BNK5, Class C
4.259%(cc)	06/15/60	1,580	1,541,173
Series 2017-BNK9, Class B
4.031%(cc)	11/15/54	6,500	6,422,342
Benchmark Mortgage Trust,
Series 2018-B3, Class AS
4.195%(cc)	04/10/51	2,165	2,202,192
BX Trust,
Series 2017-IMC, Class A, 1 Month LIBOR + 1.050%, 144A
3.208%(c)	10/15/32	6,005	6,010,726
Series 2018-BILT, Class A, 1 Month LIBOR + 0.800%, 144A
2.958%(c)	05/15/30	5,200	5,200,006
BXP Trust,
Series 2017-GM, Class A, 144A
3.379%	06/13/39	6,290	6,079,020
CD Mortgage Trust,
Series 2018-CD7, Class C
5.012%(cc)	08/15/51	2,475	2,548,484
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class B, 1 Month LIBOR + 1.100%, 144A
3.258%(c)	02/15/37	3,400	3,404,255
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,029,568
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,143,726
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,166,682
Series 2016-P3, Class A3
3.063%	04/15/49	2,675	2,563,952
Series 2018-B2, Class C
4.830%(cc)	03/10/51	2,545	2,540,290
Series 2016-GC36, Class B
4.915%(cc)	02/10/49	4,500	4,641,940
Commercial Mortgage Pass-Through Certificates,
Series 2016-CR28, Class A4
3.762%	02/10/49	6,395	6,401,006
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.822%	10/15/45	941	922,339
Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A
2.983%(c)	02/13/32	1,950	1,951,827
Series 2015-CR25, Class C
4.696%(cc)	08/10/48	1,700	1,667,777

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-LC21, Class B
4.453%(cc)	07/10/48	3,055	$3,025,046
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	7,778,238
Series 2015-LC23, Class AM
4.158%(cc)	10/10/48	4,935	5,020,714
Series 2015-PC1, Class B
4.588%(cc)	07/10/50	1,505	1,499,645
Series 2016-DC2, Class A5
3.765%	02/10/49	1,810	1,809,727
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class A5
3.090%	01/15/49	2,795	2,670,763
CSMC Trust,
Series 2015-GLPB, Class B, 144A
3.938%(cc)	11/15/34	3,875	3,867,401
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	2,820	2,764,914
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class A1
1.875%	04/25/22	1,119	1,094,246
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.495%(cc)	12/15/34	520	519,336
Series 2015-NRF, Class CFX, 144A
3.495%(cc)	12/15/34	523	521,415
Series 2015-NRF, Class DFX, 144A
3.495%(cc)	12/15/34	518	514,981
Great Wolf Trust,
Series 2017-WOLF, Class A, 1 Month LIBOR + 0.850%, 144A
3.158%(c)	09/15/34	7,715	7,717,406
Series 2017-WOLF, Class B, 1 Month LIBOR + 1.100%, 144A
3.358%(c)	09/15/34	3,940	3,942,466
GS Mortgage Securities Corp. II,
Series 2018-GS9, Class AS
4.141%(cc)	03/10/51	2,945	2,971,697
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	2,065	2,064,719
Series 2015-GC34, Class A4
3.506%	10/10/48	4,515	4,465,423
Hilton Orlando Trust,
Series 2018-ORL, Class A, 1 Month LIBOR + 0.770%, 144A
2.928%(c)	12/15/34	6,790	6,785,775
Hospitality Mortgage Trust,
Series 2017-HIT, Class A, 1 Month LIBOR + 0.850%, 144A
2.983%(c)	05/08/30	1,390	1,390,860
Independence Plaza Trust,
Series 2018-INDP, Class B, 144A
3.911%	07/10/35	4,555	4,517,411
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	10,025	9,960,307

A1235

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 1 Month LIBOR + 0.700%, 144A
2.858%(c)	01/15/33	1,525	$1,524,091
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class B
4.341%(cc)	08/15/47	2,630	2,654,736
Series 2014-C22, Class A4
3.801%	09/15/47	9,570	9,659,896
Series 2014-C24, Class A5
3.639%	11/15/47	895	895,377
Series 2015-C31, Class A3
3.801%	08/15/48	5,253	5,296,283
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	2,350	2,258,581
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2017-JP5, Class AS
3.876%(cc)	03/15/50	5,285	5,222,796
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class A3
2.829%	10/15/45	2,270	2,219,901
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,475,779
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	826,222
Series 2015-C24, Class B
4.495%(cc)	05/15/48	895	907,073
Series 2016-C29, Class A4
3.325%	05/15/49	1,810	1,760,056
Series 2017-C34, Class C
4.326%(cc)	11/15/52	2,065	2,016,452
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class AS
4.165%(cc)	05/15/48	325	327,541
Series 2017-H1, Class AS
3.773%	06/15/50	3,875	3,820,834
Morgan Stanley Capital I, Inc.,
Series 2017-JWDR, Class A, 1 Month LIBOR + 0.850%,
144A
3.008%(c)	11/15/34	2,165	2,164,999
Series 2017-JWDR, Class B, 1 Month LIBOR + 1.200%,
144A
3.358%(c)	11/15/34	2,180	2,181,363
One Market Plaza Trust,
Series 2017-1MKT, Class A, 144A
3.614%	02/10/32	1,820	1,809,133
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	6,255	6,097,836
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%,
144A
3.258%(c)	03/15/33	2,659	2,669,105
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class C
4.389%(cc)	07/15/58	545	527,631

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-SG1, Class A4
3.789%	09/15/48		3,110	$3,114,818
Series 2016-C33, Class A3
3.162%	03/15/59		2,675	2,573,630
Series 2016-C34, Class A4
3.096%	06/15/49		3,795	3,623,814
Series 2016-LC24, Class AS
3.367%	10/15/49		8,995	8,595,169
Series 2017-C38, Class A5
3.453%	07/15/50		4,195	4,079,350
Series 2017-C38, Class AS
3.665%(cc)	07/15/50		1,804	1,747,522
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47		2,775	2,824,234
Series 2014-C19, Class B
4.723%(cc)	03/15/47		969	992,353
Series 2014-C19, Class A5
4.101%	03/15/47		3,500	3,587,059
Series 2014-C20, Class A4
3.723%	05/15/47		2,775	2,797,463
Worldwide Plaza Trust,
Series 2017-WWP, Class A, 144A
3.526%	11/10/36		4,105	3,989,897

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $284,256,822)				278,026,296

CONVERTIBLE BONDS — 0.0%
Auto Manufacturers — 0.0%
Tesla, Inc.,
Sr. Unsec’d. Notes
1.250%	03/01/21	(a)	565	540,281

Energy-Alternate Sources — 0.0%
Tesla Energy Operations, Inc.,
Sr. Unsec’d. Notes
1.625%	11/01/19		575	503,097

Internet — 0.0%
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.250%	09/15/22		820	802,042

Mining — 0.0%
Sibanye Gold Ltd. (South Africa),
Gtd. Notes
1.875%	09/26/23		400	296,999

TOTAL CONVERTIBLE BONDS
(cost $2,167,098)				2,142,419

CORPORATE BONDS — 14.6%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		345	341,437
4.000%	03/15/22		2,355	2,356,129
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	(a)	725	751,281

A1236

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Advertising (cont’d.)
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	(a)	2,113	$1,870,005
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26		2,775	2,635,598
3.650%	11/01/24		5,655	5,494,174
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		350	353,850
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		1,810	1,783,223
3.750%	09/19/24		5,825	5,620,913
4.750%	11/21/21		3,445	3,528,153

				24,734,763

Aerospace & Defense — 0.2%
Airbus Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23		5,095	4,928,032
Arconic, Inc.,
Sr. Unsec’d. Notes
5.870%	02/23/22		4,800	5,015,999
6.150%	08/15/20	(a)	5,075	5,265,313
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		725	764,875
8.750%	12/01/21		1,625	1,792,538
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25		6,305	6,029,498
TransDigm UK Holdings PLC,
Gtd. Notes, 144A
6.875%	05/15/26		740	759,425
Triumph Group, Inc.,
Gtd. Notes
5.250%	06/01/22		215	202,638
7.750%	08/15/25		925	898,406

				25,656,724

Agriculture — 0.1%
Adecoagro SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.000%	09/21/27		1,055	926,596
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.750%	09/25/27		5,350	4,919,482
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		5,615	5,560,156
MHP SE (Ukraine),
Gtd. Notes
7.750%	05/10/24		800	798,927
Mriya Farming PLC (United Kingdom),
Sub. Notes, EMTN, 144A
0.500%(cc)	12/31/25^		158	81,506

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	11/01/22		2,685	$2,622,783
4.000%	06/12/22		2,604	2,620,078
5.700%	08/15/35		208	222,155
5.850%	08/15/45		3,228	3,510,373
6.150%	09/15/43		229	255,227
7.250%	06/15/37		610	753,071

				22,270,354

Airlines — 0.3%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21		525	569,625
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		2,111	2,105,341
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	07/15/22		102	104,164
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24		370	367,791
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24		4,204	4,122,147
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		2,740	2,667,561
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27		2,973	2,869,653
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31		2,065	1,971,962
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27		4,450	4,292,907
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
5.875%	10/26/24	(a)	1,875	1,622,269
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		146	146,637
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		75	75,956
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29		1,998	1,977,628
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22		6,760	6,675,426
4.375%	04/19/28		6,300	6,086,602
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	(a)	1,045	1,089,413

A1237

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26			1,529	$1,563,110
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27			1,617	1,602,127

					39,910,319

Apparel — 0.0%
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21			1,322	1,335,220

Auto Manufacturers — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24			805	800,975
Aston Martin Capital Holdings Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	04/15/22			1,515	1,550,042
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.143%(c)	08/07/20			4,195	4,209,086
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25	(a)		5,880	4,953,900

					11,514,003

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25			1,905	1,897,094
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	01/23/25			1,685	1,642,875

					3,539,969

Banks — 2.7%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes, MTN
5.125%	03/31/25			1,700	1,460,892
Sub. Notes, MTN
7.200%	03/16/27			2,000	1,649,779
Banco de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	08/03/27			5,600	5,339,600
Banco de Galicia y Buenos Aires SA (Argentina),
Sub. Notes, 144A
8.250%	07/19/26			2,330	2,184,398
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%	06/29/49			2,300	2,257,909
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22		ARS	3,700	53,766
Sub. Notes, 144A
6.750%	11/04/26			2,275	1,899,648
Banco Nacional de Comercio Exterior SNC (Mexico),
Sub. Notes, 144A
3.800%	08/11/26			1,865	1,818,394

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		1,550	$1,546,958
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.500%	04/11/22		5,200	5,089,492
3.800%	02/23/28		7,200	6,541,576
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		9,465	9,333,591
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27		26,915	24,964,699
3.824%	01/20/28		11,510	11,200,623
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20		5,015	5,138,889
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23		4,680	4,557,867
Sr. Unsec’d. Notes, MTN
4.338%	05/16/24		2,505	2,474,666
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24		5,305	5,294,390
Sub. Notes
5.125%	01/18/33		900	817,875
5.350%	11/12/29		600	574,499
BNP Paribas SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.500%	03/01/23		4,600	4,486,783
3.800%	01/10/24		3,460	3,387,411
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22		2,525	2,440,738
Sub. Notes, MTN, 144A
4.500%	03/15/25		10,575	10,342,287
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.300%	10/30/24		4,294	4,087,915
3.800%	01/31/28		4,455	4,203,261
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21		500	500,000
5.250%	03/07/25		540	550,800
Sub. Notes
6.125%	03/09/28	(a)	490	512,050
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.876%	07/24/23		8,310	8,033,696
3.200%	10/21/26		11,235	10,486,823
3.887%	01/10/28		7,560	7,339,550
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22		546	543,264
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		7,390	6,925,597

A1238

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%	07/29/99		1,025	$1,050,625
Sr. Unsec’d. Notes, 144A
2.997%	12/14/23		6,040	5,763,313
DNB Bank ASA (Norway),
Jr. Sub. Notes
6.500%	03/26/99		730	747,408
Emirates NBD Tier 1 Ltd. (United Arab Emirates),
Gtd. Notes
5.750%	05/29/49		1,400	1,397,325
First Abu Dhabi Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
5.250%	12/17/99		6,300	6,268,499
FirstRand Bank Ltd. (South Africa),
Sub. Notes
6.250%	04/23/28		1,000	997,659
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	11/15/24		620	601,400
8.250%	04/15/25		410	397,700
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%	06/05/23	(a)	8,720	8,434,084
3.000%	04/26/22		11,830	11,590,253
3.500%	11/16/26		14,610	13,864,773
3.691%	06/05/28		8,450	8,042,383
5.750%	01/24/22		5,180	5,511,064
Grupo Financiero Santander Mexico SAB de CV (Mexico),
Jr. Sub. Notes
8.500%	12/29/49		1,500	1,616,250
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/29/49		4,410	4,371,413
Sr. Unsec’d. Notes
2.650%	01/05/22		3,240	3,146,267
2.950%	05/25/21		4,640	4,577,268
3.950%	05/18/24		5,605	5,568,382
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	(a)	200	214,255
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23		6,129	6,462,093
ING Groep NV (Netherlands),
Jr. Sub. Notes
6.875%	04/16/99		750	761,246
Intesa Sanpaolo SpA (Italy),
Gtd. Notes, MTN, 144A
7.700%	12/29/49		575	554,162
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		3,400	3,159,304
3.875%	01/12/28		3,015	2,546,926
4.375%	01/12/48		3,800	2,879,547
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, MTN, 144A
6.125%	12/31/99		655	607,513
6.500%	09/19/99	(a)	850	797,130
Sub. Notes, MTN

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.650%	03/19/22		955	$974,099
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26		19,905	18,505,273
3.200%	06/15/26		2,385	2,260,700
3.300%	04/01/26		1,840	1,763,162
3.540%	05/01/28		2,335	2,230,267
3.782%	02/01/28		2,890	2,812,453
3.797%	07/23/24		1,595	1,592,798
3.900%	07/15/25		5,415	5,413,084
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.572%(c)	10/24/23		17,700	18,052,648
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.549%	03/05/23		1,930	1,906,375
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27		11,070	10,630,224
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		11,120	11,117,920
3.875%	01/27/26		8,445	8,301,133
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		1,200	1,117,991
Sub. Notes, MTN
4.875%	11/01/22		13,740	14,235,861
5.000%	11/24/25		2,790	2,889,567
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	06/15/25		850	850,000
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%	05/15/23		6,368	6,170,452
3.875%	09/12/23		4,060	3,943,726
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23		1,500	1,507,499
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23		3,845	3,735,637
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%	12/29/49		1,950	2,003,625
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes
4.250%	07/03/19		500	482,499
Sr. Unsec’d. Notes, MTN
4.750%	04/29/21		3,795	3,391,857
5.125%	05/03/22		1,305	1,140,309
5.125%	09/29/23		900	766,349
Turkiye Garanti Bankasi A/S (Turkey),
Sub. Notes
6.125%	05/24/27	(a)	2,100	1,753,121
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes
7.125%	08/10/99		965	1,012,026
Gtd. Notes, 144A
2.859%	08/15/23		2,335	2,242,345
3.491%	05/23/23		7,990	7,829,078
4.125%	09/24/25		2,835	2,817,382

A1239

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	(a)		7,160	$6,867,272
4.625%	04/12/27			263	241,296

					410,525,956

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	(a)		11,705	11,373,698
Sunshine Mid BV (Netherlands),
Gtd. Notes, 144A
6.500%	05/15/26		EUR	475	539,040

					11,912,738

Biotechnology — 0.0%
Celgene Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/25			4,735	4,664,612

Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22			580	558,087
3.750%	05/01/28			7,560	7,044,932
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
7.750%	04/16/26	(a)		2,400	2,615,999
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24			4,475	4,501,684
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23			375	390,938
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26			1,260	1,307,250
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	(a)		1,260	1,181,250
Votorantim Cimentos SA (Brazil),
Gtd. Notes
7.250%	04/05/41			740	732,607

					18,332,747

Chemicals — 0.3%
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25			650	747,500
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.375%	01/04/99			2,678	2,678,027
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23			11,200	11,276,047
CNRC Capitale Ltd. (China),
Gtd. Notes
3.900%	12/02/66			200	190,065

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Consolidated Energy Finance SA (Switzerland),
Sr. Unsec’d. Notes, 144A
6.500%	05/15/26			825	$833,250
6.875%	06/15/25			715	742,706
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	(a)		1,865	1,976,900
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22			2,070	1,994,445
Gtd. Notes, MTN
4.250%	11/03/26			1,960	1,925,699
Israel Chemicals Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38			1,300	1,299,479
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22			1,735	1,774,038
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26		EUR	325	386,303
7.000%	04/15/25			1,320	1,356,300
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	04/15/23			2,000	2,070,000
Platform Specialty Products Corp.,
Gtd. Notes, 144A
5.875%	12/01/25	(a)		1,000	986,770
6.500%	02/01/22			610	620,675
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24			50	48,142
SASOL Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28			900	911,718
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25			4,730	4,777,388
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21			2,695	2,687,421

					39,282,873

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.,
Gtd. Notes, 144A
7.500%	05/01/25			805	857,325

Commercial Services — 0.2%
ADT Security Corp. (The),
Sr. Sec’d. Notes
6.250%	10/15/21	(a)		505	529,750
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24			1,550	1,499,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24	(a)		763	759,185

A1240

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Financial & Risk US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26			2,675	$2,658,790
Sr. Sec’d. Notes, 144A
6.250%	05/15/26			680	682,509
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22			850	869,635
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25			915	921,323
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23			770	775,775
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25			1,920	2,055,994
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38			2,130	2,140,251
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37			1,310	1,272,895
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	(a)		3,828	4,094,046
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, MTN, 144A
9.000%	06/10/28		MXN	4,240	216,518
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21			350	385,000
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)		1,125	987,188
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/15/25	(a)		985	992,388
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27			1,255	1,163,184
4.125%	02/02/26			3,405	3,344,683
Weight Watchers International, Inc.,
Gtd. Notes, 144A
8.625%	12/01/25			1,175	1,269,353

					26,618,092

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24			3,905	3,828,206
3.200%	05/13/25			6,115	5,997,990
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26			525	532,613
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)		1,055	1,131,699

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	$322,163
8.375%	08/15/22		1,550	1,486,063

				13,298,734

Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.875%	08/15/22	(a)	825	850,781

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26		1,240	1,243,100
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		1,185	1,182,038
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		1,695	1,644,150

				4,069,288

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	05/26/22		1,910	1,873,963
3.650%	07/21/27		4,955	4,544,018
3.950%	02/01/22		4,535	4,522,427
4.625%	07/01/22		7,415	7,565,706
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24		239	241,752
Air Lease Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/23		4,160	3,944,765
Alliance Data Systems Corp.,
Gtd. Notes, MTN, 144A
5.875%	11/01/21		1,145	1,167,900
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		360	384,750
8.000%	03/15/20		161	170,660
Sr. Unsec’d. Notes
5.125%	09/30/24	(a)	225	231,750
Sub. Notes
5.750%	11/20/25	(a)	1,270	1,311,275
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		15,811	15,383,710
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		5,145	4,904,432
4.100%	02/09/27		14,930	14,271,463
10.250%	07/15/19		400	420,158
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		625	623,172

A1241

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/33		3,810	$3,810,045
GTLK Europe DAC (Russia),
Gtd. Notes
5.125%	05/31/24		1,300	1,179,927
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
2.350%	06/15/45		5,190	5,075,653
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21		815	826,206
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.375%	04/15/21		1,275	1,316,540
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		2,080	2,030,600
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	(a)	1,030	1,078,719
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		1,290	1,291,548
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22		1,010	1,049,622
6.750%	06/25/25		515	516,931
7.250%	09/25/23	(a)	695	736,700
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		345	345,000
7.250%	01/25/22		55	58,025
8.000%	03/25/20		850	894,625
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31		400	409,242
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		1,155	1,153,556
SLM Corp.,
Sr. Unsec’d. Notes
5.125%	04/05/22		1,130	1,124,350
Springleaf Finance Corp.,
Gtd. Notes
6.125%	05/15/22		650	670,313
6.875%	03/15/25		1,360	1,356,600
7.125%	03/15/26		510	507,450
8.250%	10/01/23		505	556,763
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500%, 144A(Cap N/A, Floor 15.000%)
33.688%(c)	04/11/22		1,825	615,938
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26		1,070	1,086,767
Unifin Financiera SAB de CV SOFOM ENR (Mexico),
Gtd. Notes
7.000%	01/15/25		700	663,257

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Vantiv LLC/Vantiv Issuer Corp.,
Gtd. Notes, 144A
4.375%	11/15/25		1,210	$1,149,500

				91,065,778

Electric — 1.1%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27	(a)	935	944,349
6.000%	05/15/26		1,385	1,459,444
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		2,260	2,245,543
4.350%	08/01/28		3,535	3,515,823
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes(d)
8.500%	04/10/18		900	103,499
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	2,140	2,022,300
Clearway Energy Operating LLC,
Gtd. Notes, 144A
5.750%	10/15/25		975	983,580
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		2,500	2,455,625
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	593,793
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,425	1,540,781
Drax Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.625%	11/01/25		1,525	1,544,063
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,695	1,532,532
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		338	354,744
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		4,585	4,353,458
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23		7,395	6,910,407
3.625%	05/25/27		10,495	9,505,475
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		585	591,743
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN, 144A
6.350%	08/10/28		3,200	3,186,714
Sr. Unsec’d. Notes
5.750%	01/26/21		3,760	3,656,149
7.125%	02/11/25		17,600	16,898,111
Sr. Unsec’d. Notes, MTN, 144A
8.450%	08/10/28		5,600	5,597,200

A1242

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27		16,475	$16,026,209
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		5,520	5,585,026
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28		6,095	5,782,692
Listrindo Capital BV (Indonesia),
Gtd. Notes
4.950%	09/14/26		400	370,399
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27	(a)	1,600	1,532,000
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		97	100,075
6.625%	01/15/27		2,725	2,861,250
7.250%	05/15/26	(a)	2,160	2,343,600
Gtd. Notes, 144A
5.750%	01/15/28	(a)	2,110	2,131,100
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18		7,450	7,449,851
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, MTN
4.125%	05/15/27		2,100	1,967,189
5.250%	10/24/42		700	656,110
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20		276	292,419
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36		740	810,396
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27		1,586	1,478,484
3.400%	02/01/28		12,150	11,372,740
3.800%	02/01/38		2,875	2,593,777
4.000%	02/01/48		1,675	1,495,666
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26		1,335	1,245,090
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43		1,605	1,606,932
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24		1,600	1,619,015
4.850%	05/07/44		1,200	1,294,559
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes
2.875%	05/18/26		1,500	1,377,077
Gtd. Notes, MTN, 144A
2.750%	05/04/22		9,905	9,575,992
3.750%	05/02/23		8,130	8,103,574

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		1,355	$1,300,800
Vistra Energy Corp.,
Gtd. Notes
7.625%	11/01/24		40	43,050
Gtd. Notes, 144A
8.000%	01/15/25	(a)	200	216,500
8.125%	01/30/26		3,195	3,518,494
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	(a)	975	985,969

				165,731,368

Electrical Components & Equipment — 0.0%
Energizer Gamma Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	07/15/26	(a)	1,275	1,318,031

Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25		4,035	3,909,789
Avnet, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21		4,845	4,830,725
4.625%	04/15/26		2,135	2,120,941
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26	(a)	1,385	1,329,600
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		5,435	5,434,961

				17,626,016

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	(a)	305	298,138
5.000%	01/31/28		460	427,800

				725,938

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36		500	514,999
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%	12/29/49		1,260	1,244,448
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%	02/28/49		4,470	4,462,088
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
6.125%	10/31/26		1,110	1,121,100
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		2,700	2,416,527
5.500%	07/31/47		6,000	5,355,059
Sr. Sec’d. Notes, 144A

A1243

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Engineering & Construction (cont’d.)
5.500%	07/31/47			1,600	$1,428,016
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26			715	720,363
Promontoria Holding (Netherlands),
Sec’d. Notes, 144A
6.750%	08/15/23		EUR	1,330	1,555,808
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23			2,815	3,036,681
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes
6.625%	08/15/25			1,295	1,233,488

					23,088,577

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	(a)		2,050	1,962,875
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25			2,150	2,047,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	04/15/27			520	503,100
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	(a)		950	961,875
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25			1,355	1,376,951
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22			360	373,050
6.250%	01/15/27			565	572,006
6.500%	02/15/25			705	731,438
Merlin Entertainments PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/26			1,010	1,020,100
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22			2,250	2,382,188
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26			985	1,016,215
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/23	(a)		1,050	1,050,000

					13,997,673

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24			575	579,313
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21			1,300	1,303,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Environmental Control (cont’d.)
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26		605	$591,388
Wrangler Buyer Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/25		416	399,360

				2,873,311

Foods — 0.1%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		305	274,499
6.625%	06/15/24		1,350	1,297,688
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		2,680	2,559,400
Cencosud SA (Chile),
Gtd. Notes
5.150%	02/12/25		2,550	2,536,681
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)	2,090	1,899,288
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	11/29/49		520	516,099
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26	(a)	1,710	1,573,200
MARB BondCo PLC (Brazil),
Gtd. Notes
7.000%	03/15/24		200	189,001
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes
8.000%	06/08/23		1,875	1,881,563
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
6.500%	09/20/26		1,300	1,217,125
Post Holdings, Inc.,
Gtd. Notes, 144A
8.000%	07/15/25		1,010	1,111,000
Sigma Alimentos SA de CV (Mexico),
Sr. Unsec’d. Notes
4.125%	05/02/26		3,670	3,521,365
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26		1,865	1,748,438

				20,325,347

Forest Products & Paper — 0.0%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22		325	327,438
5.750%	07/15/23		1,700	1,700,000
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27		2,940	2,781,240
5.500%	11/02/47		810	796,846

A1244

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Forest Products & Paper (cont’d.)
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	01/15/26		550	$539,000
6.500%	02/01/24		1,075	1,099,295
7.750%	12/01/22		100	104,506

				7,348,325

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		1,090	1,070,925
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23		3,305	3,305,000
Perusahaan Gas Negara Persero Tbk (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24		6,000	6,038,676

				10,414,601

Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23	(a)	1,245	1,210,763
Healthcare-Products — 0.2%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24	(a)	835	847,525
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25	(a)	2,520	2,601,900
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		188	186,945
3.363%	06/06/24		5,610	5,420,282
3.700%	06/06/27		11,610	11,101,914
3.734%	12/15/24		2,870	2,810,799
4.669%	06/06/47		6,615	6,542,677
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		400	410,000
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
12.500%	11/01/21		1,135	1,248,841
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		3,865	4,002,472
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	(a)	575	561,775

				35,735,130

Healthcare-Services — 0.4%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.650%	12/01/27		1,825	1,733,737
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21		325	330,688
6.125%	02/15/24		650	682,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
8.625%	01/15/24	(a)	1,045	$1,082,881
Cigna Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/27		1,700	1,531,855
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		1,550	1,478,313
5.125%	07/15/24		1,550	1,495,750
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, Cash coupon 7.625% or PIK 8.375%, 144A
7.625%	05/15/22		1,820	1,842,750
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/25		7,735	7,712,957
4.375%	10/15/28		3,360	3,350,212
Sr. Unsec’d. Notes, 144A
4.900%	12/15/48		4,100	4,070,385
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22		4,045	4,429,275
Sr. Sec’d. Notes
5.250%	06/15/26		1,125	1,157,344
5.875%	03/15/22		450	477,000
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		5,080	5,049,876
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,785	1,788,476
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		1,670	1,672,088
Molina Healthcare, Inc.,
Gtd. Notes
5.375%	11/15/22		1,300	1,321,125
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		2,295	2,381,063
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A
8.500%	12/01/22		2,805	2,898,238
Rede D’or Finance Sarl (Brazil),
Gtd. Notes, 144A
4.950%	01/17/28		510	439,875
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21		725	754,906
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	(a)	845	832,325
Sec’d. Notes, 144A
7.500%	01/01/22	(a)	1,140	1,189,875
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	1,420	1,414,675
8.125%	04/01/22	(a)	2,875	3,029,675

A1245

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		1,445	$1,468,481
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26		660	671,550

				56,287,875

Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25		85	79,263
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26		1,045	1,026,713
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23		475	468,469
6.125%	04/01/25	(a)	700	680,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	(a)	735	740,513
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25		610	566,538
6.000%	09/01/23		620	598,300
7.000%	08/15/22		1,665	1,696,219

				5,856,765

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	530	508,138
5.625%	10/15/23		520	518,700

				1,026,838

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28		580	551,000
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24	(a)	2,575	2,603,969
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		1,310	1,323,100

				4,478,069

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23		450	462,375

Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25		1,500	1,398,675
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		6,225	6,102,945

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23		1,650	$1,707,750
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26		1,130	1,175,200
Aon Corp.,
Gtd. Notes
5.000%	09/30/20		205	211,032
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25		1,215	1,202,850
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/20/23		1,910	1,896,045
4.350%	04/20/28		5,310	5,137,068
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20		1,095	1,143,066
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		990	1,012,275
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/28		4,475	4,388,469
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26		2,130	2,132,790
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		2,170	2,170,286
5.000%	06/01/21		334	343,788
6.500%	03/15/35		260	303,871
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.350%	01/30/47		7,770	7,426,626
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65		607	567,360
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24		303	299,614
Principal Financial Group, Inc.,
Gtd. Notes
4.700%	05/15/55	(a)	4,165	4,165,000
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21		1,945	2,017,922
6.450%	11/15/19		4,179	4,321,648
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		982	1,043,192
Trinity Acquisition PLC,
Gtd. Notes
3.500%	09/15/21		1,245	1,234,586
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		991	1,031,510

A1246

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24		6,405	$6,224,136

				58,657,704

Internet — 0.7%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.125%	11/28/21		3,050	3,014,087
3.600%	11/28/24	(a)	19,335	19,011,456
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		3,805	3,789,445
2.875%	07/06/22		3,255	3,131,401
3.875%	09/29/23		6,995	6,918,055
4.375%	03/29/28		5,040	4,965,574
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26		5,520	5,355,194
3.650%	03/15/25		4,230	4,156,147
EIG Investors Corp.,
Gtd. Notes
10.875%	02/01/24		1,040	1,134,900
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26		20,725	21,111,321
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24	(a)	1,300	1,368,250
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24		2,010	2,060,250
Sr. Unsec’d. Notes, 144A
5.875%	11/15/28	(a)	1,495	1,489,394
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.800%	02/11/25		9,280	9,080,149
Sr. Unsec’d. Notes, MTN, 144A
2.875%	02/11/20		2,335	2,318,560
3.925%	01/19/38		5,660	5,111,417
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		70	71,313
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25	(a)	2,603	2,701,315
Gtd. Notes, 144A
5.750%	01/15/27	(a)	1,190	1,190,000

				97,978,228

Iron/Steel — 0.0%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25	(a)	1,190	1,131,988
Sr. Sec’d. Notes
7.500%	07/15/23		65	68,413
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/25		240	260,755

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		910	$961,188

				2,422,344

Leisure Time — 0.0%
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23		1,610	1,676,413
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		500	503,090
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25		1,355	1,473,563
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		1,110	1,066,754

				4,719,820

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		1,250	1,285,938
Marriott Ownership Resorts, Inc.,
Gtd. Notes, 144A
6.500%	09/15/26		1,530	1,570,392
Sr. Unsec’d. Notes
5.625%	04/15/23		1,000	1,010,000
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		2,625	2,713,594
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		1,050	1,053,938

				7,633,862

Machinery-Diversified — 0.0%
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		1,225	1,231,125
5.875%	08/15/26	(a)	1,250	1,256,250
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		870	884,138
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		945	956,813
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24		250	273,125

				4,601,451

Media — 0.7%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24		1,130	1,133,607
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	05/15/26		2,250	2,193,750

A1247

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Altice Finco SA (Luxembourg),
Sec’d. Notes, MTN, 144A
7.625%	02/15/25		630	$567,000
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		2,215	2,215,000
8.125%	02/01/27		1,190	1,225,700
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	(a)	4,795	4,370,163
7.750%	05/15/22	(a)	415	403,069
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.500%	05/15/26		700	699,125
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	(a)	1,330	1,271,813
5.000%	04/01/24		1,675	1,649,875
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	(a)	5,865	5,512,514
5.125%	05/01/27		755	715,363
5.500%	05/01/26		3,435	3,396,356
5.750%	02/15/26		425	426,063
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28		1,965	2,060,794
7.750%	07/15/25		2,275	2,417,188
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		4,315	4,381,570
6.384%	10/23/35		750	806,623
Sr. Sec’d. Notes, 3 Month LIBOR + 1.650%
3.986%(c)	02/01/24		6,105	6,222,155
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		1,270	1,292,225
7.625%	03/15/20	(a)	1,820	1,824,551
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26		5,470	5,164,155
3.200%	07/15/36		640	534,021
3.300%	02/01/27		9,505	8,984,662
3.375%	08/15/25	(a)	225	217,266
3.900%	03/01/38		1,550	1,420,646
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	(a)	800	843,000
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		6,445	7,492,313
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21		960	980,400
7.750%	07/01/26	(a)	2,150	2,028,095
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
5.125%	03/31/27		600	552,005

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes(d)
6.875%	06/15/18		30	$6,900
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22		575	583,625
Meredith Corp.,
Gtd. Notes, 144A
6.875%	02/01/26	(a)	730	748,250
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/23		1,590	1,530,375
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27	(a)	505	485,916
6.000%	07/15/24		3,450	3,575,063
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		750	773,438
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26		4,940	4,553,585
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		2,159	2,342,013
6.750%	06/15/39		8,155	8,893,810
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23	(a)	1,200	1,110,000
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		2,140	2,247,000
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	1,375	1,313,125
5.125%	02/15/25		610	570,350
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		1,140	1,138,575
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.375%	04/15/23		750	767,813
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		810	799,875
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		1,750	1,780,625
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27		2,555	2,328,244
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		300	281,475

				108,831,124

A1248

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metal Fabricate/Hardware — 0.0%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23		1,075	$1,118,796
Park-Ohio Industries, Inc.,
Gtd. Notes
6.625%	04/15/27		1,725	1,768,125
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		1,650	1,792,313

				4,679,234

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.000%	09/30/26		1,445	1,551,569
Aleris International, Inc.,
Sec’d. Notes, 144A
10.750%	07/15/23	(a)	515	545,900
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		3,345	3,184,639
4.125%	09/27/22		1,240	1,239,632
4.875%	05/14/25		765	766,517
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24		1,760	1,749,000
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25		2,425	2,455,313
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.625%	08/01/27		1,745	1,668,621
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22		580	574,200
5.125%	03/15/23		1,030	1,009,400
5.125%	05/15/24		1,020	991,950
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	(a)	2,095	1,969,300
6.875%	02/15/23	(a)	2,035	2,167,275
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23		905	929,987
7.625%	01/15/25	(a)	2,120	2,188,900
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22		1,720	1,870,500
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25		1,540	1,278,200
Press Metal Labuan Ltd. (Malaysia),
Gtd. Notes
4.800%	10/30/22		1,350	1,281,230
Stillwater Mining Co. (South Africa),
Gtd. Notes
6.125%	06/27/22	(a)	1,040	1,001,415

				28,423,548

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing — 0.0%
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23		405	$414,412
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		1,360	1,356,600

				1,771,012

Oil & Gas — 1.6%
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		1,030	1,066,050
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23		990	1,019,700
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	315	321,694
8.250%	07/15/25		2,170	2,332,750
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	(a)	1,395	1,348,477
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26		835	828,738
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	01/15/25	(a)	1,555	1,603,594
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,940	1,979,539
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		3,125	2,996,144
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		975	983,520
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		6,125	5,846,298
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		1,550	1,571,313
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		1,405	1,369,875
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		805	805,000
5.750%	01/30/28		805	805,000
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		1,020	1,009,077
4.750%	09/12/28		4,220	4,179,786
Ensco PLC,
Sr. Unsec’d. Notes
8.000%	01/31/24		1,743	1,756,073

A1249

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Gulfport Energy Corp.,
Gtd. Notes
6.375%	05/15/25(a)	1,015	$994,700
6.375%	01/15/26	565	549,463
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)	7,207	6,988,477
5.800%	04/01/47	4,950	5,213,147
7.875%	10/01/29	685	828,045
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27	550	495,105
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26	1,380	1,335,150
Jagged Peak Energy LLC,
Gtd. Notes, 144A
5.875%	05/01/26	1,315	1,308,425
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.750%	04/19/47	750	738,749
Sr. Unsec’d. Notes, 144A
6.375%	10/24/48	3,480	3,649,198
Kosmos Energy Ltd. (Ghana),
Sr. Sec’d. Notes, 144A
7.875%	08/01/21	3,625	3,688,438
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	1,220	1,216,950
Matador Resources Co.,
Sr. Unsec’d. Notes, 144A
5.875%	09/15/26	1,651	1,671,638
MEG Energy Corp. (Canada),
Sec’d. Notes, 144A
6.500%	01/15/25(a)	2,260	2,237,400
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26(a)	510	528,488
Noble Holding International Ltd.,
Gtd. Notes
8.950%	04/01/45	655	634,531
Gtd. Notes, 144A
7.875%	02/01/26(a)	630	653,625
Nostrum Oil & Gas Finance BV (Kazakhstan),
Gtd. Notes
8.000%	07/25/22	2,100	1,992,899
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27	2,355	2,360,888
6.250%	06/01/24	895	933,038
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26	250	237,500
6.125%	09/15/24	430	423,013
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN
5.625%	05/20/43	9,100	8,961,289
Sr. Unsec’d. Notes, MTN, 144A
6.450%	05/30/44	1,645	1,786,618

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.999%	01/27/28		2,424	$2,236,140
6.850%	06/05/15		2,400	2,052,000
7.375%	01/17/27		3,480	3,524,022
8.750%	05/23/26		16,290	17,837,550
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)
5.375%	04/12/27		5,670	1,227,555
6.000%	05/16/24		19,015	4,158,581
6.000%	11/15/26		6,600	1,418,999
9.000%	11/17/21		35,545	8,175,349
9.750%	05/17/35		1,875	440,625
12.750%	02/17/22		4,675	1,124,338
Sr. Sec’d. Notes
8.500%	10/27/20		3,713	3,137,063
Sr. Sec’d. Notes, 144A
8.500%	10/27/20		1,613	1,363,196
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		8,085	8,177,978
5.375%	03/13/22		2,950	3,038,500
5.500%	01/21/21		4,140	4,272,107
5.500%	06/27/44		1,500	1,269,600
5.625%	01/23/46		7,960	6,757,244
6.375%	02/04/21		5,730	6,007,962
6.500%	03/13/27(a)		545	556,718
6.500%	06/02/41		17,662	16,558,125
7.190%	09/12/24	MXN	3,700	170,587
Gtd. Notes, 3 Month LIBOR + 3.650%
5.981%(c)	03/11/22		2,550	2,705,729
Gtd. Notes, MTN
6.750%	09/21/47(a)		18,405	17,561,867
6.875%	08/04/26		11,100	11,709,390
Sr. Unsec’d. Notes
5.350%	02/12/28		2,000	1,889,999
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		300	279,000
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21		1,485	1,559,250
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25(a)		610	606,950
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25		2,135	2,076,288
6.750%	05/01/23(a)		665	684,950
6.875%	06/30/23		450	465,750
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25(a)		330	327,525
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23		875	866,250
5.500%	02/15/26		885	854,910

A1250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		815	$822,131
Transocean, Inc.,
Gtd. Notes, 144A
7.500%	01/15/26		810	836,325
9.000%	07/15/23		880	957,000
Tullow Oil PLC (Ghana),
Gtd. Notes
6.250%	04/15/22		1,400	1,400,279
Sr. Unsec’d. Notes, 144A
7.000%	03/01/25		625	609,375
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		4,520	4,353,788
3.700%	09/15/26		3,608	3,430,595
3.700%	03/15/28		4,041	3,791,148
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	(a)	1,760	1,997,600
YPF SA (Argentina),
Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000%, 144A(Cap N/A, Floor 18.000%)
36.750%(c)	07/07/20		435	187,050

				234,726,790

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21		490	492,450
6.000%	10/01/22	(a)	1,888	1,904,520
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22		450	417,375
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	(a)	720	734,400
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25		2,735	2,858,075
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20		3,720	3,693,625
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26		790	815,675
Weatherford International Ltd.,
Gtd. Notes
7.750%	06/15/21	(a)	1,920	1,910,400
9.875%	02/15/24	(a)	1,005	984,900

				13,811,420

Packaging & Containers — 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%(cc)	09/15/23		2,050	2,065,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24		2,955	3,091,669

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
4.125%	10/23/25		1,410	$1,394,326
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25	(a)	2,340	2,281,266
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		100	108,750
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		500	535,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	2,545	2,589,538

				12,065,924

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		7,550	7,307,414
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25		1,065	1,146,206
9.250%	04/01/26		1,000	1,078,750
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		1,450	1,508,000
7.000%	03/15/24		1,950	2,060,175
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23		10,945	10,871,557
4.250%	12/15/25		6,405	6,365,636
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23		18,175	18,079,880
4.100%	03/25/25		7,665	7,644,477
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		1,230	1,199,250
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27		700	650,530
4.500%	02/25/26		5,190	5,236,490
Inretail Pharma SA (Peru),
Gtd. Notes, 144A
5.375%	05/02/23		1,400	1,414,000
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	(a)	2,420	2,449,737
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		7,180	6,837,777
3.200%	09/23/26		8,975	8,271,502
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
6.000%	04/15/24		1,245	1,264,228
6.750%	03/01/28		960	1,012,671

				84,398,280

A1251

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines — 0.6%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22		2,060	$2,044,955
4.250%	07/15/27		2,600	2,536,430
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		1,320	1,276,475
4.450%	07/15/27	(a)	1,330	1,277,540
5.950%	06/01/26		3,335	3,529,372
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	(a)	1,960	1,967,350
5.875%	03/31/25	(a)	525	551,906
7.000%	06/30/24		3,615	3,958,425
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		1,625	1,681,875
DCP Midstream LP,
Jr. Sub. Notes
7.375%	06/15/99		1,320	1,313,400
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30		750	893,438
Gtd. Notes, 144A
6.450%	11/03/36		250	261,875
6.750%	09/15/37		1,035	1,107,450
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
7.375%	10/15/45		3,690	4,876,658
Enbridge, Inc. (Canada),
Sub. Notes
6.000%	01/15/77		4,130	3,968,279
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		1,275	1,303,688
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	(a)	1,250	1,235,938
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30		1,950	1,943,175
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23		995	945,423
4.650%	10/15/25		9,310	9,407,186
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		3,610	3,501,963
5.000%	03/15/27		10,460	10,744,405
5.625%	03/01/25		4,000	4,266,182
5.750%	05/15/24		2,075	2,227,450
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		500	498,125
5.750%	04/15/25		540	519,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Summit Midstream Partners LP,
Jr. Sub. Notes
9.500%	12/15/99	525	$521,063
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	1,555	1,584,156
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	75	73,219
5.125%	02/01/25	1,350	1,360,125
5.250%	05/01/23	1,100	1,112,375
6.750%	03/15/24	1,290	1,360,950
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	1,565	1,529,223
4.600%	03/15/48	2,165	2,107,174
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	695	655,038
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	4,395	4,375,813
5.375%	06/01/21	467	482,684
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25	2,335	2,284,398
4.850%	03/01/48	4,665	4,509,592

			89,794,523

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	725	738,173

Real Estate — 0.1%
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	1,460	1,488,830
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	75	75,482
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,460	1,423,500
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	2,275	2,252,250
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19	5,052	5,016,267
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23	1,950	1,930,500
Yanlord Land HK Co. Ltd. (Singapore),
Sr. Sec’d. Notes
6.750%	04/23/23	1,620	1,618,459

A1252

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
Yuzhou Properties Co. Ltd. (China),
Sr. Sec’d. Notes
7.900%	05/11/21		800	$797,990

				14,603,278

Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		157	155,573
3.450%	04/30/25		3,270	3,126,890
3.950%	01/15/27		3,756	3,622,014
3.950%	01/15/28		5,660	5,430,872
4.000%	01/15/24		1,180	1,182,807
4.600%	04/01/22		94	96,481
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27		2,210	2,066,512
3.750%	04/15/23		144	142,295
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		500	495,299
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26		6,240	5,648,176
3.650%	02/01/26		4,870	4,717,981
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		1,849	1,777,256
3.850%	02/01/25		3,460	3,333,998
3.875%	08/15/22		2,164	2,148,494
3.900%	03/15/27		6,003	5,702,953
4.125%	06/15/26		3,075	2,981,401
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		9,640	9,578,669
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.450%	02/15/26	(a)	4,225	4,247,411
5.250%	01/15/23		305	319,752
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22		198	202,883
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		480	478,096
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27		5,065	4,829,025
3.875%	05/01/24		457	454,429
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,129	1,120,166
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	429,756
4.125%	03/15/28		1,875	1,824,305
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.800%	10/01/26		3,870	3,449,296

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	117	$118,343
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	4,525	4,360,969
5.250%	08/01/26	1,050	1,043,438
6.375%	03/01/24	975	1,018,875
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
4.300%	10/15/28	1,955	1,940,249
PotlatchDeltic Corp.,
Gtd. Notes
7.500%	11/01/19	125	130,090
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22	1,400	1,388,419
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27	2,835	2,691,513
4.125%	03/15/28	1,450	1,424,956
SBA Tower Trust,
Mortgage, 144A
2.898%	10/11/44	2,670	2,664,638
3.156%	10/10/45	5,070	5,031,975
3.168%	04/09/47	5,850	5,736,264
3.448%	03/15/48	4,300	4,237,570
3.869%	10/08/49	4,755	4,742,000
Simon Property Group LP,
Sr. Unsec’d. Notes
2.500%	09/01/20	4,910	4,845,502
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	1,050	1,057,875
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	203	193,817
4.125%	01/15/26	264	259,879
4.375%	02/01/45	121	109,954
4.400%	01/15/29	5,185	5,156,360
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	3,933	3,699,146
4.600%	02/06/24	8,075	8,101,738
4.875%	06/01/26	1,030	1,038,987
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23	754	832,228

			131,387,575

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25	2,100	2,010,771
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23	1,100	1,138,500

A1253

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Golden Eagle Retail Group Ltd. (China),
Sr. Unsec’d. Notes
4.625%	05/21/23		1,800	$1,619,999
Lithia Motors, Inc.,
Gtd. Notes, 144A
5.250%	08/01/25		700	670,250
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.800%	09/01/22		1,995	2,003,575
4.625%	09/15/21		690	711,207
4.875%	01/14/21		1,870	1,926,930
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23		3,860	3,812,643
5.125%	07/02/22		7,905	8,008,185
Sonic Automotive, Inc.,
Gtd. Notes
6.125%	03/15/27		940	878,900
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		1,143	982,980
6.875%	11/15/37		374	379,143

				24,143,083

Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	(a)	1,250	1,318,749
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		6,445	6,279,106
3.125%	01/15/25		2,770	2,573,505
3.625%	01/15/24	(a)	16,860	16,380,984
3.875%	01/15/27		4,970	4,678,968
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21		1,010	1,004,083
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		2,975	3,131,188

				35,366,583

Software — 0.1%
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26		1,255	1,293,127
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		1,665	1,652,496
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26		575	580,031
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		1,965	2,046,056
Sr. Sec’d. Notes, 144A
5.375%	08/15/23	(a)	1,625	1,649,781

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	(a)	3,324	$3,631,470
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		1,095	1,063,793

				11,916,754

Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		850	862,750

Telecommunications — 0.7%
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		2,100	2,071,566
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27		535	533,663
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24	(a)	2,520	2,690,100
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	(a)	2,550	2,626,500
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		415	405,970
3.663%	05/15/45		4,425	4,334,509
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
4.375%	06/21/28		17,360	17,306,599
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
12.500%	07/01/22	(a)	90	98,639
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24	(a)	1,017	990,304
HTA Group Ltd. (Congo),
Gtd. Notes
9.125%	03/08/22		1,300	1,332,759
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		1,900	1,838,250
7.625%	06/15/21	(a)	610	658,971
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		580	580,725
Gtd. Notes, 144A
8.500%	10/15/24		2,900	2,931,900
9.750%	07/15/25		2,415	2,556,881
Sr. Sec’d. Notes, 144A
9.500%	09/30/22		2,515	2,923,688
Iridium Communications, Inc.,
Sr. Unsec’d. Notes, 144A
10.250%	04/15/23		1,640	1,792,192
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		350	351,750

A1254

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
5.250%	03/15/26		325	$319,735
5.375%	01/15/24		1,675	1,673,727
5.375%	05/01/25		490	488,770
MTN Mauritius Investment Ltd. (South Africa),
Gtd. Notes
6.500%	10/13/26		1,300	1,270,615
MTN Mauritius Investments Ltd. (South Africa),
Gtd. Notes
5.373%	02/13/22		400	385,870
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28		720	721,223
Sr. Sec’d. Notes, 144A
6.625%	04/24/28		1,515	1,517,576
Sixsigma Networks Mexico SA de CV (Mexico),
Gtd. Notes, 144A
7.500%	05/02/25		1,300	1,283,750
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		1,000	977,009
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		935	1,051,875
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21	(a)	1,300	1,524,250
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		3,085	3,262,388
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24		2,165	2,316,550
T-Mobile USA, Inc.,
Gtd. Notes
5.375%	04/15/27	(a)	1,030	1,026,138
6.500%	01/15/26		5,975	6,260,008
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25		13,330	12,939,130
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25		735	694,796
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25		4,175	4,142,703
4.375%	05/30/28		12,890	12,699,578
5.000%	05/30/38		6,445	6,355,040
WTT Investment Ltd. (Hong Kong),
Gtd. Notes
5.500%	11/21/22		500	498,871
Gtd. Notes, 144A
5.500%	11/21/22		560	558,737

				107,993,305

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		980	1,011,850

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24		400	$397,599
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
7.375%	02/09/24		855	873,511
Sr. Unsec’d. Notes, 144A
5.875%	01/18/25		590	547,231
Russian Railways via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
5.700%	04/05/22		1,500	1,535,001

				4,365,192

Trucking & Leasing — 0.0%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.125%	10/01/23		600	606,468
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24		1,765	1,727,494
Fly Leasing Ltd. (Ireland),
Sr. Unsec’d. Notes
5.250%	10/15/24		980	942,025
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		740	722,425
5.250%	08/15/22		1,130	1,139,888
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
4.125%	07/15/23		526	526,656

				5,664,956

TOTAL CORPORATE BONDS (cost $2,272,549,444)				2,210,504,191

SOVEREIGN BONDS — 2.4%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%(p)	12/15/35		17,250	681,375
2.500%(cc)	12/31/38		1,000	588,000
5.875%	01/11/28		5,995	4,745,043
7.125%	07/06/36		1,000	797,500
7.125%	06/28/2117		2,069	1,608,648
7.500%	04/22/26		20,600	18,364,900
8.280%	12/31/33		13,109	11,830,922
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		6,735	6,852,863
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		915	927,151
4.854%	02/06/24		4,895	5,100,982
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/23	BRL	3,500	845,546
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		2,170	1,787,017
5.625%	01/07/41		3,770	3,428,815

A1255

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		3,700	$3,700,000
5.000%	06/15/45		2,345	2,342,655
5.625%	02/26/44		4,150	4,461,250
6.125%	01/18/41		2,615	2,961,488
Colombian TES (Colombia),
Bonds
7.500%	08/26/26	COP	12,800,000	4,529,004
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.375%	04/30/25		770	664,795
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.850%	01/27/45		3,700	3,746,249
7.450%	04/30/44		545	580,425
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
10.750%	03/28/22		2,700	2,868,749
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		500	508,781
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27		3,800	3,866,743
8.500%	01/31/47		4,695	4,705,132
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25		2,055	1,912,856
7.650%	06/15/35		600	582,221
8.625%	02/28/29		1,275	1,348,313
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		615	575,794
8.625%	02/28/29		5,155	5,451,413
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes
4.250%	09/18/22		1,900	1,650,719
5.375%	10/24/23		400	353,999
Sr. Unsec’d. Notes, MTN
5.375%	02/08/21		600	563,785
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26		2,500	2,282,840
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		600	746,219
Sr. Unsec’d. Notes
8.125%	01/18/26		10,970	11,394,539
Sr. Unsec’d. Notes, 144A
8.627%	06/16/49		2,100	2,100,000
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		367	324,738
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes
4.489%	11/25/24		4,800	4,247,395

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23		1,735	$1,657,187
4.350%	01/11/48		600	549,505
8.500%	10/12/35		425	582,246
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		1,595	1,585,125
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		4,325	4,253,940
4.625%	04/15/43		3,700	3,474,481
5.250%	01/17/42		2,600	2,649,774
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		3,746	3,541,855
6.375%	03/03/28		2,000	1,929,999
6.625%	03/22/48	EUR	1,200	1,299,381
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		3,294	3,845,745
8.000%	03/15/39		2,600	2,987,088
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		800	777,999
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.850%	03/23/27		7,080	5,554,402
Sr. Unsec’d. Notes, GMTN
6.600%	11/27/26		2,720	2,125,135
Sr. Unsec’d. Notes, MTN
5.800%	04/14/20		1,850	1,719,427
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24	MXN	72,000	4,264,136
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		1,800	1,678,500
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		526	529,424
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		9,995	9,905,545
4.750%	03/08/44		5,300	5,064,150
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.625%	05/01/23		600	581,966
Sr. Unsec’d. Notes, MTN
5.125%	12/05/22		3,975	3,805,868
10.875%	04/06/21		1,140	1,281,176
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	11/28/27		1,040	1,000,584
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		2,050	1,945,039
5.375%	03/08/27		1,350	1,309,877
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		3,020	2,865,376
6.750%	01/17/48		2,450	2,382,919

A1256

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
6.875%	12/05/27		1,605	$1,522,131
8.250%	04/15/24		420	438,278
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.350%	09/10/24		8,560	8,560,000
4.550%	03/29/26		11,105	11,049,475
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	1,651,413
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		7,495	7,345,898
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
7.875%	06/15/27		450	374,180
9.125%	03/16/24		1,350	1,243,215
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		730	607,002
9.125%	03/16/24		1,250	1,151,125
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.830% (Cap N/A, Floor 15.000%)
45.780%(c)	05/31/22	ARS	16,651	356,236
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,195	2,210,365
4.500%	04/23/28		455	468,195
5.103%	04/23/48		290	301,600
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.650%	09/27/47		2,850	2,599,371
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN
3.250%	10/26/26		2,900	2,724,549
Sr. Unsec’d. Notes, MTN, 144A
5.000%	04/17/49		360	365,400
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
4.750%	03/13/28	EUR	2,500	2,802,773
Unsec’d. Notes
6.250%	05/23/33		700	651,987
Unsec’d. Notes, 144A
6.250%	05/23/33		1,350	1,257,404
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
4.875%	02/25/20		4,465	4,522,027
7.250%	09/28/21		6,610	7,195,977
Unsec’d. Notes
5.875%	12/03/18		1,375	1,380,627
SoQ Sukuk A QSC (Qatar),
Gov’t. Gtd. Notes
3.241%	01/18/23		2,150	2,123,555
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/27/27		1,945	1,829,704
5.375%	07/24/44		800	715,478
5.875%	09/16/25		1,750	1,778,175
6.250%	03/08/41		2,150	2,136,077

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22	3,000	$2,945,843
5.875%	07/25/22	1,250	1,228,164
6.125%	06/03/25	1,460	1,390,840
6.200%	05/11/27	2,985	2,797,987
6.250%	07/27/21	4,200	4,207,409
6.825%	07/18/26	1,100	1,079,810
6.850%	11/03/25	1,560	1,539,907
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26	1,455	1,428,293
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	3,965	3,395,420
4.875%	04/16/43	2,400	1,749,119
5.125%	03/25/22	6,025	5,720,629
5.750%	05/11/47	265	206,509
6.000%	03/25/27	10,635	9,679,254
6.000%	01/14/41	1,400	1,153,121
6.250%	09/26/22	16,600	16,250,869
6.875%	03/17/36	4,450	4,047,720
7.375%	02/05/25	3,400	3,433,388
11.875%	01/15/30	1,200	1,564,320
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20	4,475	4,508,563
7.750%	09/01/21	1,600	1,611,999
7.750%	09/01/23	2,400	2,356,199
Sr. Unsec’d. Notes, 144A
0.000%	05/31/40	850	446,097
7.750%	09/01/21	2,000	2,015,000
7.750%	09/01/23	2,077	2,039,095
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	12/09/20	4,725	1,245,983
7.750%	10/13/19	5,500	1,439,349
9.250%	09/15/27	2,200	597,740
11.750%	10/21/26	2,250	618,075
11.950%	08/05/31	1,200	328,439
12.750%	08/23/22	3,025	821,893
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	2,700	2,746,516
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,237,902

TOTAL SOVEREIGN BONDS (cost $376,736,851)			357,370,382

MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	3,630	4,952,409
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40	1,230	1,697,941
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	1,870,218

A1257

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.750%	08/01/49	2,980	$4,307,173
San Diego County Water Authority Financing Corp.,
Revenue Bonds, BABs
6.138%	05/01/49	275	357,583
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	600	837,726
7.550%	04/01/39	2,475	3,612,461
7.600%	11/01/40	195	289,817
7.625%	03/01/40	2,990	4,353,889
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,195,568

			27,474,785

Colorado — 0.0%
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,227,964

District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	138,160

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	807,246
2.995%	07/01/20	3,695	3,692,783

			4,500,029

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	480	616,627
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,492,909

			3,109,536

Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,399,019
5.888%	07/01/43	2,120	2,633,803

			4,032,822

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	4,327,013
6.271%	12/01/37	2,630	3,315,667
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,766,634
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
5.267%	05/01/27	1,810	1,999,489

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Revenue Bonds, BABs
5.508%	08/01/37	3,275	$3,844,130
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	336,839
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	6,031,091

			22,620,863

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	5,688,223

Ohio — 0.0%
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,088,426

Oregon — 0.0%
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	68,813

Puerto Rico — 0.0%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited(d)
8.000%	07/01/35	2,625	1,519,219

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,470,147

Texas — 0.0%
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,722,452

Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,356,992

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,272,877
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,644,107
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,135,498
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,778,482

			5,830,964

TOTAL MUNICIPAL BONDS
(cost $84,831,103)			85,849,395

A1258

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(cc)	05/27/47	670	$665,047
Series 2018-1, Class A1, 144A
2.930%(cc)	02/25/48	2,072	2,061,557
Series 2018-1, Class A2, 144A
2.981%(cc)	02/25/48	595	592,160
Deephaven Residential Mortgage Trust,
Series 2018-2A, Class A1, 144A
3.479%(cc)	04/25/58	4,292	4,270,097
Series 2018-3A, Class A1, 144A
3.789%(cc)	08/25/58	7,810	7,814,915
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.516%(c)	07/25/29	2,670	2,688,150
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
3.166%(c)	10/25/29	2,756	2,773,335
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
2.966%(c)	02/25/30	1,659	1,662,185
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
2.866%(c)	05/25/30	2,567	2,567,226
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600%
2.816%(c)	07/25/30	1,856	1,858,312
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
2.896%(c)	10/25/30	1,742	1,745,447
Series 2018-C05, Class 1M1, 1 Month LIBOR + 0.720%
2.936%(c)	01/25/31	4,996	5,004,627
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	3	735
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	4,435	4,491,567
FirstKey Mortgage Trust,
Series 2014-1, Class B2, 144A
4.009%(cc)	11/25/44	1,797	1,786,819
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	87	87,632
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M2, 1 Month LIBOR + 2.200%
4.416%(c)	09/25/24	1,786	1,840,078
Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%
4.066%(c)	10/25/27	3,796	3,864,158
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
5.066%(c)	04/25/28	1,582	1,637,805
Series 2015-HQ1, Class M2, 1 Month LIBOR + 2.200%
4.416%(c)	03/25/25	250	250,369
Series 2015-HQ2, Class M2, 1 Month LIBOR + 1.950%
4.166%(c)	05/25/25	5,209	5,346,030
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
5.116%(c)	07/25/28	1,849	1,894,406
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.566%(c)	03/25/29	2,046	2,076,665
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	07/25/29	868	875,325
Series 2017-DNA2, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	10/25/29	2,583	2,611,759

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
2.966%(c)	03/25/30	1,355	$1,360,284
Series 2017-HQA1, Class M1, 1 Month LIBOR + 1.200%
3.416%(c)	08/25/29	2,302	2,317,435
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
3.016%(c)	12/25/29	616	617,883
Series 2017-HQA3, Class M1, 1 Month LIBOR + 0.550%
2.766%(c)	04/25/30	674	674,061
Series 2018-DNA1, Class M1, 1 Month LIBOR + 0.450%
2.666%(c)	07/25/30	1,708	1,705,583
Series 2018-HQA1, Class M1, 1 Month LIBOR + 0.700%
2.916%(c)	09/25/30	7,122	7,137,085
Series 2018-SPI1, Class M1, 144A
3.745%(cc)	02/25/48	1,929	1,919,743
Series 2018-SPI3, Class M1, 144A
4.168%(cc)	08/25/48	2,655	2,662,886
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.597%(cc)	12/25/46	5,357	5,286,346
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, 144A
3.500%(cc)	11/25/57	4,446	4,354,485
Government National Mortgage Assoc.,
Series 2013-82, Class IG, IO
3.500%	05/20/43	1,936	428,142
Series 2017-184, Class JH
3.000%	12/20/47	4,279	4,197,899
Series 2018-8, Class DA
3.000%	11/20/47	3,450	3,418,678
Series 2010-103, Class IN, IO
4.500%	02/20/39	62	3,104
Series 2010-164, Class MI, IO
4.000%	09/20/37	382	3,748
Series 2011-41, Class AI, IO
4.500%	12/20/39	285	17,693
Series 2011-88, Class EI, IO
4.500%	11/20/39	229	13,157
Series 2012-94, Class BI, IO
4.000%	05/20/37	2,200	292,112
Series 2013-24, Class OI, IO
4.000%	02/20/43	820	177,609
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.459%(cc)	07/25/44	632	616,971
Homeward Opportunities Fund I Trust 2018-1,
Series 2018-1, Class A3, 144A
3.999%(cc)	06/25/48	2,827	2,827,324
MetLife Securitization Trust,
Series 2018-1A, Class A, 144A
3.750%(cc)	03/25/57	8,193	8,153,569
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	950	913,797
Sequoia Mortgage Trust,
Series 2017-5, Class B1, 144A
3.878%(cc)	08/25/47	2,264	2,209,341
Series 2018-CH1, Class A2, 144A
3.500%(cc)	02/25/48	1,652	1,629,474

A1259

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2018-CH2, Class A3, 144A
4.000%(cc)	06/25/48	11,912	$11,917,971
STACR Trust,
Series 2018-DNA3, Class M1, 1 Month LIBOR + 0.750%, 144A
2.884%(c)	09/25/48	2,495	2,499,847
Verus Securitization Trust,
Series 2018-2, Class A1, 144A
3.677%(cc)	06/01/58	4,425	4,425,063
Series 2018-2, Class A2, 144A
3.779%(cc)	06/01/58	2,357	2,356,821
Series 2018-INV1, Class A1, 144A
3.626%(cc)	03/25/58	1,488	1,485,220

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $136,174,539)			136,089,737

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42	51	49,291
3.000%	01/01/43	60	58,267
3.000%	02/01/43	423	407,419
3.000%	02/01/43	180	174,268
3.000%	02/01/43	51	49,109
3.000%	02/01/43	25	24,040
3.000%	03/01/43	170	164,573
3.000%	03/01/43	145	139,957
3.000%	03/01/43	74	71,691
3.000%	03/01/45	45	43,494
3.000%	04/01/45	228	218,843
3.000%	05/01/45	3,515	3,378,300
3.000%	06/01/45	354	340,294
3.000%	06/01/45	71	68,154
3.000%	07/01/45	227	218,024
3.500%	04/01/42	433	429,384
3.500%	04/01/42	36	35,279
3.500%	08/01/42	574	569,118
3.500%	08/01/42	124	122,992
3.500%	08/01/42	120	118,625
3.500%	09/01/42	1,015	1,005,054
3.500%	09/01/42	129	128,399
3.500%	09/01/42	20	19,625
3.500%	10/01/42	156	154,864
3.500%	10/01/42	16	15,797
3.500%	11/01/42	3,617	3,580,558
3.500%	11/01/42	82	81,650
3.500%	12/01/42	884	877,276
3.500%	01/01/43	869	862,481
3.500%	03/01/43	3,565	3,536,659
3.500%	04/01/43	822	815,298
3.500%	04/01/43	117	116,308
3.500%	04/01/43	31	30,839
3.500%	05/01/43	2,150	2,132,370
3.500%	10/01/43	258	255,618
3.500%	01/01/44	825	818,398
3.500%	03/01/44	1,363	1,349,387
3.500%	05/01/45	753	743,414
3.500%	06/01/45	880	868,666

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	06/01/45	140		$138,514
3.500%	03/01/46	1,647		1,628,209
4.000%	06/01/33	489		501,737
4.000%	10/01/40	50		50,916
4.000%	10/01/40	28		28,661
4.000%	10/01/40	12		11,758
4.000%	11/01/40	27		27,244
4.000%	12/01/40	1,610		1,640,033
4.000%	12/01/40	1,203		1,224,990
4.000%	12/01/40	641		652,677
4.000%	12/01/40	9		9,085
4.000%	02/01/41	429		436,920
4.000%	04/01/41	2,414		2,458,939
4.000%	10/01/41	501		510,087
4.000%	10/01/41	174		176,750
4.000%	12/01/41	363		369,865
4.000%	03/01/42	31		31,761
4.000%	04/01/42	225		229,205
4.000%	04/01/42	72		73,013
4.000%	04/01/42	39		39,458
4.000%	05/01/43	259		264,346
4.500%	04/01/19	—		433
4.500%	09/01/23	161		165,955
4.500%	05/01/39	164		170,893
4.500%	06/01/39	102		105,784
4.500%	08/01/39	906		944,899
4.500%	10/01/39	1,265		1,320,010
4.500%	10/01/39	1,240		1,293,223
4.500%	10/01/39	65		67,363
4.500%	10/01/39	19		19,505
4.500%	12/01/39	84		87,910
4.500%	03/01/40	202		210,923
4.500%	05/01/40	86		89,584
4.500%	08/01/40	301		314,327
4.500%	10/01/40	220		229,688
4.500%	02/01/41	89		92,410
4.500%	02/01/41	54		56,846
4.500%	02/01/41	52		53,786
4.500%	02/01/41	33		34,581
4.500%	03/01/41	150		156,222
4.500%	04/01/41	637		664,782
4.500%	04/01/41	245		255,438
4.500%	10/01/41	2,117		2,208,657
4.500%	02/01/44	56		57,444
4.500%	03/01/44	132		136,787
4.500%	03/01/44	77		79,360
4.500%	03/01/44	68		70,834
4.500%	03/01/44	23		24,009
5.000%	10/01/18	—	(r)	23
5.000%	11/01/18	—	(r)	30
5.000%	06/01/23	63		65,473
5.000%	07/01/25	1		1,415
5.000%	07/01/33	1		1,237
5.000%	11/01/33	13		13,818
5.000%	11/01/33	8		8,568
5.000%	11/01/33	7		7,708
5.000%	11/01/33	5		5,439
5.000%	07/01/35	2,040		2,165,652

A1260

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	11/01/35	241		$258,517
5.000%	12/01/35	3		3,648
5.000%	04/01/40	161		170,952
5.000%	04/01/40	20		20,857
5.000%	06/01/40	137		146,272
5.000%	07/01/40	112		118,350
5.000%	07/01/40	21		21,912
5.000%	08/01/40	628		667,258
5.000%	08/01/40	207		220,141
5.000%	08/01/40	87		92,616
5.000%	06/01/41	268		285,913
5.000%	07/01/41	129		136,591
5.000%	07/01/41	115		121,107
5.000%	07/01/41	94		99,970
5.000%	07/01/41	31		32,998
5.500%	12/01/18	—	(r)	10
5.500%	09/01/20	9		8,756
5.500%	09/01/20	8		8,115
5.500%	09/01/20	3		3,502
5.500%	03/01/34	70		76,075
5.500%	07/01/35	48		51,687
5.500%	01/01/38	1,291		1,398,838
5.500%	06/01/41	493		531,743
6.000%	10/01/32	1		591
6.000%	03/01/33	15		16,462
6.000%	12/01/33	405		447,664
6.000%	12/01/33	31		34,193
6.000%	06/01/37	3		3,171
6.000%	07/01/38	8		8,665
6.000%	08/01/38	16		17,349
6.500%	08/01/36	24		26,346
6.500%	09/01/39	63		70,108
7.000%	06/01/32	1		1,450
7.000%	06/01/32	1		1,073
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%
4.011%(c)	10/01/36	4		3,754
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.588%
4.338%(c)	10/01/36	3		3,596
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625%
3.851%(c)	04/01/37	86		89,598
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.723%
3.473%(c)	01/01/36	3		3,462
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725%
4.475%(c)	07/01/35	3		3,547
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733%
3.608%(c)	02/01/37	51		53,294
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.742%
3.617%(c)	02/01/37	12		12,725
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
3.619%(c)	02/01/35	33		34,895
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785%
3.535%(c)	09/01/32	—	(r)	428
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.797%
3.698%(c)	03/01/36	11		11,243
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.815%
3.564%(c)	01/01/37	11		11,047
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.849%
3.679%(c)	02/01/37	14		14,653

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.900%
3.650%(c)	11/01/35	3	$3,418
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.966%
3.709%(c)	11/01/36	7	7,128
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.010%
3.762%(c)	12/01/36	2	1,677
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.153%
3.981%(c)	02/01/37	23	24,186
Federal National Mortgage Assoc.
2.500%	11/01/29	30	29,325
2.500%	07/01/30	2,568	2,488,956
2.500%	07/01/30	1,638	1,587,532
2.500%	01/01/31	307	296,401
2.500%	05/01/32	4,625	4,466,658
2.500%	11/01/42	402	373,219
2.500%	01/01/43	96	89,143
2.500%	02/01/43	5,091	4,736,008
2.500%	02/01/43	86	80,316
2.500%	03/01/43	475	442,176
2.500%	03/01/43	272	252,809
2.500%	07/01/46	26	24,235
2.500%	TBA	16,090	15,523,301
3.000%	01/01/27	576	572,511
3.000%	10/01/28	5,439	5,391,291
3.000%	11/01/28	1,226	1,214,894
3.000%	02/01/29	1,231	1,220,189
3.000%	10/01/32	2,477	2,448,648
3.000%	04/01/33	29	28,085
3.000%	06/01/33	57	54,740
3.000%	11/01/36	6,133	5,972,681
3.000%	10/01/37	6,047	5,867,942
3.000%	03/01/38	4,373	4,243,313
3.000%	09/01/42	536	517,771
3.000%	10/01/42	1,522	1,470,768
3.000%	10/01/42	539	521,034
3.000%	11/01/42	351	339,363
3.000%	11/01/42	292	281,614
3.000%	01/01/43	49	47,212
3.000%	02/01/43	238	229,923
3.000%	02/01/43	67	64,240
3.000%	02/01/43	50	47,945
3.000%	02/01/43	50	47,886
3.000%	02/01/43	30	29,402
3.000%	02/01/43	14	13,145
3.000%	02/01/43	12	11,221
3.000%	03/01/43	632	609,662
3.000%	03/01/43	131	125,971
3.000%	03/01/43	74	71,024
3.000%	04/01/43	8,243	7,958,730
3.000%	04/01/43	54	51,703
3.000%	04/01/43	19	18,630
3.000%	05/01/43	187	180,321
3.000%	05/01/43	123	118,803
3.000%	05/01/43	55	52,917
3.000%	08/01/43	6,940	6,703,127
3.000%	08/01/43	1,563	1,507,834
3.000%	08/01/43	866	834,066
3.000%	08/01/43	133	128,058

A1261

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	02/01/44	214	$206,258
3.000%	09/01/44	334	322,031
3.000%	12/01/44	20	19,194
3.000%	04/01/45	165	158,654
3.000%	05/01/45	356	342,779
3.000%	05/01/45	18	17,242
3.000%	07/01/45	148	141,848
3.000%	07/01/45	146	140,293
3.000%	08/01/45	904	868,568
3.000%	09/01/45	312	300,101
3.000%	08/01/46	683	658,612
3.000%	09/01/46	735	704,866
3.000%	10/01/46	15,077	14,462,990
3.000%	10/01/46	7,081	6,785,912
3.000%	10/01/46	4,770	4,572,452
3.000%	10/01/46	440	420,966
3.000%	11/01/46	7,951	7,621,760
3.000%	11/01/46	5,808	5,563,612
3.000%	11/01/46	4,783	4,587,630
3.000%	11/01/46	2,564	2,459,317
3.000%	11/01/46	2,223	2,132,007
3.000%	11/01/46	1,468	1,408,506
3.000%	11/01/46	977	937,465
3.000%	12/01/46	14,603	14,007,360
3.000%	12/01/46	7,083	6,794,246
3.000%	12/01/46	7,055	6,771,183
3.000%	12/01/46	6,244	5,986,019
3.000%	12/01/46	4,673	4,479,134
3.000%	12/01/46	1,214	1,164,483
3.000%	01/01/47	3,998	3,834,519
3.000%	05/01/47	6,023	5,767,797
3.000%	02/01/48	6,502	6,226,568
3.000%	TBA	39,560	37,850,047
3.000%	TBA	1,550	1,530,772
3.500%	10/01/28	730	736,709
3.500%	07/01/30	118	118,762
3.500%	08/01/30	620	624,691
3.500%	11/01/32	5,097	5,135,204
3.500%	05/01/33	10,680	10,740,481
3.500%	01/01/34	120	120,877
3.500%	01/01/34	80	80,453
3.500%	01/01/34	38	38,092
3.500%	01/01/34	16	15,575
3.500%	02/01/35	406	405,834
3.500%	01/01/36	3,777	3,779,394
3.500%	12/01/41	197	195,556
3.500%	06/01/42	740	729,883
3.500%	06/01/42	472	466,046
3.500%	07/01/42	5,033	4,966,500
3.500%	07/01/42	635	626,314
3.500%	08/01/42	1,284	1,267,472
3.500%	09/01/42	1,786	1,762,422
3.500%	10/01/42	3,908	3,856,397
3.500%	11/01/42	279	277,159
3.500%	01/01/43	1,583	1,561,751
3.500%	01/01/43	1,094	1,079,792
3.500%	03/01/43	6,141	6,060,398
3.500%	04/01/43	228	226,005

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	06/01/43	912	$903,485
3.500%	06/01/43	766	760,219
3.500%	07/01/43	1,018	1,010,208
3.500%	07/01/43	584	578,524
3.500%	07/01/43	383	380,222
3.500%	07/01/43	272	269,486
3.500%	07/01/43	190	188,112
3.500%	08/01/43	2,066	2,038,955
3.500%	08/01/43	312	308,946
3.500%	08/01/43	274	272,262
3.500%	09/01/43	2,679	2,657,543
3.500%	10/01/43	1,020	1,007,062
3.500%	01/01/44	3,014	2,995,324
3.500%	01/01/44	1,035	1,021,616
3.500%	03/01/44	1,242	1,230,891
3.500%	07/01/44	760	753,700
3.500%	12/01/44	2,864	2,825,904
3.500%	03/01/45	3,875	3,843,294
3.500%	04/01/45	8,637	8,536,093
3.500%	04/01/45	6,018	5,948,160
3.500%	06/01/45	6,463	6,387,849
3.500%	07/01/45	4,214	4,165,214
3.500%	09/01/45	10,358	10,237,184
3.500%	11/01/45	11,671	11,534,670
3.500%	11/01/45	144	142,553
3.500%	12/01/45	30,860	30,500,018
3.500%	12/01/45	1,719	1,699,308
3.500%	12/01/45	1,502	1,484,849
3.500%	01/01/46	2,424	2,395,311
3.500%	01/01/46	1,861	1,839,092
3.500%	01/01/46	1,436	1,419,000
3.500%	04/01/46	11,009	10,877,330
3.500%	06/01/46	1,867	1,854,910
3.500%	04/01/47	5,674	5,596,133
3.500%	04/01/48	9,045	8,906,144
3.500%	08/01/56	6,402	6,284,172
3.500%	TBA	30,255	29,771,795
4.000%	11/01/40	7,330	7,439,805
4.000%	11/01/40	1,775	1,806,870
4.000%	12/01/40	3,840	3,906,426
4.000%	12/01/40	1,930	1,963,777
4.000%	01/01/41	1,194	1,214,272
4.000%	01/01/41	202	205,836
4.000%	02/01/41	747	760,153
4.000%	02/01/41	229	233,042
4.000%	03/01/41	1,822	1,853,799
4.000%	04/01/41	657	668,910
4.000%	10/01/41	3,534	3,595,351
4.000%	10/01/41	752	765,250
4.000%	11/01/41	640	651,356
4.000%	01/01/42	4,292	4,367,104
4.000%	01/01/42	1,279	1,301,407
4.000%	01/01/42	860	875,420
4.000%	02/01/42	911	926,738
4.000%	02/01/42	678	689,583
4.000%	02/01/42	76	77,102
4.000%	05/01/42	3,990	4,059,776
4.000%	08/01/42	2,462	2,505,320

A1262

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	09/01/43	6,673	$6,778,886
4.000%	11/01/44	5,724	5,792,668
4.000%	05/01/45	472	477,924
4.000%	06/01/45	14,791	14,968,163
4.000%	07/01/45	293	296,261
4.000%	09/01/45	658	665,352
4.000%	10/01/45	1,326	1,341,445
4.000%	12/01/45	1,349	1,364,846
4.000%	03/01/46	8,463	8,576,421
4.000%	03/01/46	7,254	7,338,566
4.000%	09/01/46	496	501,276
4.000%	02/01/47	2,975	3,008,132
4.000%	06/01/47	17,051	17,229,115
4.000%	08/01/47	3,769	3,808,142
4.000%	07/01/48	36,960	37,340,289
4.000%	TBA	24,110	24,345,449
4.500%	05/01/19	2	1,674
4.500%	11/01/19	1	1,003
4.500%	11/01/20	3	2,889
4.500%	04/01/23	82	84,284
4.500%	12/01/23	3	2,550
4.500%	08/01/24	26	27,003
4.500%	04/01/26	515	534,937
4.500%	04/01/26	117	120,975
4.500%	07/01/26	51	53,012
4.500%	10/01/26	211	218,463
4.500%	01/01/27	858	890,183
4.500%	09/01/39	764	795,112
4.500%	12/01/39	1,859	1,935,406
4.500%	12/01/39	1,034	1,077,362
4.500%	04/01/40	1,273	1,325,260
4.500%	07/01/40	136	141,582
4.500%	09/01/40	1,954	2,033,409
4.500%	11/01/40	2,645	2,752,419
4.500%	12/01/40	3,958	4,119,038
4.500%	12/01/40	1,321	1,374,622
4.500%	12/01/40	219	227,616
4.500%	02/01/41	775	806,294
4.500%	02/01/41	395	410,584
4.500%	02/01/41	277	287,547
4.500%	05/01/41	58	60,103
4.500%	06/01/41	198	206,550
4.500%	06/01/41	162	168,235
4.500%	08/01/41	53	55,216
4.500%	10/01/41	32	33,263
4.500%	10/01/41	28	29,552
4.500%	11/01/41	750	779,971
4.500%	11/01/41	30	31,357
4.500%	04/01/42	307	319,421
4.500%	08/01/42	74	76,837
4.500%	09/01/42	184	191,279
4.500%	09/01/42	97	101,424
4.500%	09/01/42	60	62,026
4.500%	10/01/42	451	469,058
4.500%	09/01/43	149	154,165
4.500%	10/01/43	123	127,508
4.500%	11/01/43	114	117,828
4.500%	06/01/44	140	145,607

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	08/01/44	337		$349,498
4.500%	10/01/44	240		249,131
4.500%	11/01/44	427		442,955
4.500%	12/01/44	295		305,086
4.500%	02/01/45	234		242,681
4.500%	02/01/45	99		103,146
4.500%	11/01/47	4,665		4,855,146
4.500%	05/01/48	13,665		14,233,425
4.500%	05/01/48	12,429		12,829,003
4.500%	TBA	10,970		11,315,878
5.000%	TBA	14,815		15,282,108
5.000%	12/01/18	—	(r)	52
5.000%	12/01/19	12		12,453
5.000%	01/01/20	1		1,164
5.000%	05/01/20	6		5,682
5.000%	12/01/20	47		48,353
5.000%	02/01/21	12		12,839
5.000%	06/01/23	4		4,411
5.000%	09/01/23	718		753,507
5.000%	01/01/24	101		104,366
5.000%	06/01/24	54		56,180
5.000%	09/01/25	66		68,697
5.000%	04/01/34	16		16,790
5.000%	07/01/34	16		17,057
5.000%	03/01/35	687		729,672
5.000%	04/01/35	796		845,487
5.000%	04/01/35	75		79,558
5.000%	05/01/35	94		99,833
5.000%	06/01/35	93		98,703
5.000%	06/01/35	43		45,430
5.000%	06/01/35	25		26,469
5.000%	09/01/35	57		60,717
5.000%	10/01/35	632		670,831
5.000%	10/01/35	115		121,950
5.000%	03/01/36	217		230,355
5.000%	12/01/36	908		963,729
5.000%	12/01/36	19		20,344
5.000%	07/01/37	15		16,249
5.000%	02/01/38	82		86,586
5.000%	05/01/38	517		549,386
5.000%	06/01/39	64		68,184
5.000%	06/01/40	320		340,596
5.000%	08/01/40	556		591,433
5.000%	04/01/41	1,050		1,117,436
5.000%	06/01/41	220		233,854
5.000%	06/01/41	43		45,452
5.000%	08/01/41	120		127,780
5.000%	09/01/41	659		701,569
5.000%	01/01/42	624		664,255
5.000%	02/01/42	162		172,687
5.000%	05/01/42	355		377,844
5.000%	07/01/42	786		835,860
5.000%	11/01/44	1,342		1,427,339
5.000%	07/01/48	3,291		3,484,931
5.000%	08/01/48	2,824		2,968,268
5.000%	TBA	11,965		12,559,579
5.500%	TBA	4,505		4,807,328
5.500%	04/01/19	—	(r)	27

A1263

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	07/01/19	1		$831
5.500%	07/01/19	—		472
5.500%	08/01/19	1		1,505
5.500%	09/01/19	26		26,503
5.500%	09/01/19	2		1,909
5.500%	10/01/19	1		502
5.500%	07/01/20	4		3,794
5.500%	08/01/21	2		2,150
5.500%	09/01/21	5		5,302
5.500%	09/01/21	3		3,055
5.500%	09/01/21	2		1,765
5.500%	11/01/21	11		10,984
5.500%	03/01/22	6		6,553
5.500%	03/01/22	—	(r)	229
5.500%	05/01/22	1		1,457
5.500%	07/01/22	2		1,718
5.500%	07/01/22	1		810
5.500%	08/01/22	10		9,831
5.500%	08/01/22	—	(r)	259
5.500%	01/01/23	118		121,489
5.500%	09/01/34	279		301,334
5.500%	11/01/34	22		23,598
5.500%	12/01/34	79		85,210
5.500%	04/01/35	57		61,031
5.500%	11/01/35	266		287,272
5.500%	12/01/35	72		77,928
5.500%	01/01/36	74		80,237
5.500%	01/01/36	10		11,247
5.500%	03/01/36	16		17,537
5.500%	03/01/36	10		11,282
5.500%	05/01/36	697		752,849
5.500%	05/01/36	348		374,101
5.500%	07/01/36	1,453		1,572,126
5.500%	11/01/36	6		6,689
5.500%	08/01/37	792		855,071
5.500%	08/01/37	442		477,120
5.500%	08/01/37	104		112,541
5.500%	08/01/37	16		17,564
5.500%	09/01/37	277		299,320
5.500%	02/01/38	690		744,931
5.500%	02/01/38	108		116,926
5.500%	09/01/38	397		428,519
5.500%	04/01/39	205		223,176
5.500%	05/01/39	233		250,395
5.500%	03/01/40	439		473,641
5.500%	03/01/41	3,319		3,584,191
5.500%	09/01/41	680		733,299
5.500%	09/01/41	4		3,823
6.000%	04/01/21	4		3,833
6.000%	07/01/21	—	(r)	148
6.000%	11/01/32	16		17,928
6.000%	03/01/33	17		19,036
6.000%	04/01/33	25		27,003
6.000%	02/01/34	169		185,994
6.000%	08/01/34	13		14,577
6.000%	11/01/34	723		795,660
6.000%	11/01/34	11		12,394
6.000%	11/01/35	119		130,545

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	12/01/35	27		$29,941
6.000%	02/01/36	879		967,135
6.000%	04/01/36	—	(r)	82
6.000%	05/01/36	274		302,107
6.000%	05/01/36	230		251,603
6.000%	06/01/36	28		30,672
6.000%	09/01/36	1,924		2,117,912
6.000%	09/01/36	36		39,732
6.000%	11/01/36	60		65,658
6.000%	12/01/36	4		4,727
6.000%	01/01/37	23		25,574
6.000%	01/01/37	—	(r)	250
6.000%	02/01/37	273		299,690
6.000%	02/01/37	18		19,328
6.000%	03/01/37	1,445		1,591,359
6.000%	03/01/37	642		707,340
6.000%	03/01/37	102		112,725
6.000%	05/01/37	12		13,495
6.000%	05/01/37	—	(r)	424
6.000%	06/01/37	36		39,639
6.000%	08/01/37	3,099		3,410,612
6.000%	08/01/37	215		236,319
6.000%	10/01/37	18		19,038
6.000%	02/01/38	77		84,152
6.000%	03/01/38	790		868,896
6.000%	04/01/38	32		35,449
6.000%	05/01/38	221		241,480
6.000%	08/01/38	22		23,743
6.000%	09/01/38	47		51,607
6.000%	10/01/38	178		196,033
6.000%	12/01/38	8		8,904
6.000%	04/01/39	14		15,126
6.000%	06/01/39	261		287,332
6.000%	09/01/39	988		1,081,227
6.000%	10/01/39	292		322,044
6.000%	02/01/40	140		154,040
6.000%	10/01/40	273		300,211
6.500%	07/01/32	114		127,039
6.500%	07/01/32	69		76,485
6.500%	07/01/32	8		8,291
6.500%	12/01/32	29		32,165
6.500%	12/01/32	9		9,381
6.500%	07/01/35	33		37,371
6.500%	12/01/35	304		339,657
6.500%	07/01/36	1,142		1,278,853
6.500%	07/01/36	4		4,903
6.500%	08/01/36	244		271,418
6.500%	08/01/36	203		227,321
6.500%	08/01/36	55		61,186
6.500%	09/01/36	473		532,831
6.500%	09/01/36	116		127,450
6.500%	10/01/36	243		268,497
6.500%	10/01/36	14		15,914
6.500%	11/01/36	9		9,791
6.500%	12/01/36	4		4,604
6.500%	08/01/37	14		15,078
6.500%	10/01/37	158		177,658
6.500%	10/01/37	5		5,058

A1264

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.500%	08/01/38	84		$93,344
6.500%	06/01/39	57		63,222
6.500%	10/01/39	280		310,619
6.500%	05/01/40	339		377,798
6.500%	05/01/40	275		303,825
7.000%	01/01/31	—	(r)	224
7.000%	04/01/32	—	(r)	293
7.000%	04/01/37	28		29,692
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340%
3.090%(c)	12/01/35	3		3,322
Federal National Mortgage Assoc., 12 Month LIBOR + 1.582%
3.572%(c)	12/01/35	12		12,215
Federal National Mortgage Assoc., 12 Month LIBOR + 1.595%
4.262%(c)	07/01/35	9		9,685
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655%
4.322%(c)	08/01/37	17		17,605
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700%
3.450%(c)	11/01/37	42		44,240
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750%
4.125%(c)	09/01/36	—	(r)	62
Federal National Mortgage Assoc., 12 Month LIBOR + 1.799%
4.545%(c)	08/01/36	12		12,464
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892%
3.642%(c)	12/01/35	5		4,803
Federal National Mortgage Assoc., Notes
1.500%	06/22/20	13,193		12,911,303
Government National Mortgage Assoc.
2.500%	10/20/42	2,328		2,208,490
2.500%	12/20/42	3,445		3,268,339
3.000%	10/15/42	81		78,971
3.000%	12/15/42	22		21,278
3.000%	05/15/43	63		61,044
3.000%	05/20/43	2,455		2,398,666
3.000%	06/15/43	11		10,551
3.000%	07/15/43	143		138,926
3.000%	08/20/43	1,849		1,806,916
3.000%	09/20/43	1,745		1,705,768
3.000%	01/20/44	185		180,862
3.000%	02/20/44	501		489,536
3.000%	08/20/45	6,604		6,427,438
3.000%	04/20/46	1,559		1,514,015
3.000%	05/20/46	443		430,492
3.000%	05/20/46	207		200,790
3.000%	06/20/46	925		898,024
3.000%	07/20/46	1,520		1,476,907
3.000%	07/20/46	1,152		1,118,728
3.000%	07/20/46	845		820,847
3.000%	07/20/46	814		791,141
3.000%	07/20/46	461		448,543
3.000%	07/20/46	273		265,391
3.000%	08/20/46	4,687		4,548,672
3.000%	08/20/46	633		615,643
3.000%	08/20/46	571		554,959
3.000%	08/20/46	376		364,615
3.000%	09/20/46	4,626		4,491,009
3.000%	09/20/46	368		357,211
3.000%	09/20/46	355		345,068
3.000%	11/20/46	2,526		2,450,612

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	12/20/46	823	$798,480
3.000%	02/20/48	17,520	16,979,172
3.500%	05/20/42	60	60,150
3.500%	07/20/42	182	182,362
3.500%	08/20/42	1,490	1,490,538
3.500%	09/20/42	4,806	4,806,579
3.500%	10/20/42	2,229	2,228,651
3.500%	11/20/42	33	32,911
3.500%	12/20/42	716	716,512
3.500%	03/20/43	1,733	1,723,756
3.500%	04/20/43	72	71,886
3.500%	05/20/43	755	754,908
3.500%	08/20/43	59	58,816
3.500%	09/20/43	5,614	5,614,679
3.500%	11/15/43	1,500	1,498,629
3.500%	10/20/44	2,906	2,899,152
3.500%	10/20/44	312	311,082
3.500%	02/15/45	361	360,160
3.500%	02/20/45	771	768,157
3.500%	04/20/45	167	165,880
3.500%	05/20/45	536	533,990
3.500%	05/20/45	253	251,612
3.500%	01/20/46	160	159,203
3.500%	02/20/46	3,865	3,848,135
3.500%	02/20/46	3,482	3,474,725
3.500%	05/20/46	231	229,871
3.500%	05/20/46	44	44,183
3.500%	05/20/46	30	29,767
3.500%	06/20/46	256	255,212
3.500%	02/20/48	14,262	14,167,909
3.500%	02/20/48	296	293,853
3.500%	08/20/48	14,225	14,155,409
4.000%	09/20/25	80	81,445
4.000%	11/20/25	156	159,596
4.000%	01/20/26	45	46,542
4.000%	02/20/41	135	139,049
4.000%	05/20/41	1,273	1,306,584
4.000%	10/15/41	216	222,170
4.000%	10/15/41	180	185,456
4.000%	10/15/41	44	45,244
4.000%	10/20/41	1,241	1,273,401
4.000%	11/20/41	242	248,537
4.000%	12/20/41	118	120,792
4.000%	09/20/42	110	112,716
4.000%	11/20/42	87	89,538
4.000%	02/20/44	3,282	3,363,687
4.000%	05/20/46	5,927	6,064,105
4.000%	05/20/47	13,680	13,965,567
4.000%	08/20/47	2,297	2,346,609
4.000%	01/20/48	1,677	1,707,374
4.000%	05/20/48	508	511,605
4.000%	06/20/48	6,350	6,392,045
4.500%	05/15/39	17	18,205
4.500%	11/20/39	171	179,056
4.500%	02/20/40	1,467	1,537,934
4.500%	05/20/40	1,305	1,367,694
4.500%	06/15/40	187	194,998
4.500%	06/15/40	63	66,131

A1265

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	06/15/40	11	$11,315
4.500%	07/15/40	40	41,855
4.500%	08/15/40	91	95,334
4.500%	09/15/40	217	226,131
4.500%	09/20/40	704	738,050
4.500%	11/20/40	368	385,649
4.500%	02/20/41	1,619	1,697,217
4.500%	03/15/41	263	273,835
4.500%	03/20/41	1,858	1,947,944
4.500%	05/20/41	100	105,280
4.500%	07/20/41	220	230,978
4.500%	09/15/45	852	889,043
4.500%	01/20/46	943	987,310
4.500%	07/20/46	411	430,233
4.500%	08/20/46	656	686,516
4.500%	09/20/46	530	554,735
4.500%	01/20/47	1,573	1,648,033
4.500%	03/20/47	1,464	1,526,817
4.500%	07/20/47	4,748	4,912,157
4.500%	08/20/47	15,701	16,241,745
4.500%	09/20/47	1,324	1,370,036
4.500%	07/20/48	15,364	15,893,510
4.500%	TBA	7,565	7,817,704
5.000%	03/20/34	1	1,440
5.000%	07/20/39	253	270,083
5.000%	08/15/39	22	23,137
5.000%	09/15/39	209	222,069
5.000%	10/15/39	207	219,588
5.000%	10/15/39	38	40,924
5.000%	10/20/39	13	13,612
5.000%	12/15/39	4,614	4,900,785
5.000%	02/15/40	340	364,940
5.000%	02/15/40	340	364,940
5.000%	04/15/40	177	187,747
5.000%	05/20/40	1,063	1,135,439
5.000%	06/15/40	172	182,780
5.000%	06/20/40	730	787,385
5.000%	07/15/40	20	21,290
5.000%	08/15/40	34	35,984
5.000%	08/20/40	553	585,596
5.000%	09/15/40	29	30,910
5.000%	09/15/40	27	28,242
5.000%	09/20/40	359	382,512
5.000%	03/20/41	712	756,654
5.000%	08/20/41	777	825,622
5.000%	06/20/47	1,606	1,681,886
5.000%	07/20/47	1,040	1,087,419
5.000%	08/20/47	1,752	1,831,948
5.000%	09/20/47	6,428	6,720,164
5.000%	10/20/47	9,606	10,042,994
5.000%	11/20/47	3,622	3,787,112
5.000%	12/20/47	6,420	6,711,310
5.000%	01/20/48	5,800	6,064,135
5.000%	05/20/48	3,202	3,350,443
5.000%	07/20/48	8,283	8,672,784
5.000%	07/20/48	2,811	2,982,047
5.000%	08/20/48	16,373	17,121,415
5.000%	09/20/48	7,595	7,942,148

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	09/20/48		2,205		$2,348,779
5.000%	TBA		7,490		7,821,534
5.500%	10/20/32		2		2,415
5.500%	03/20/34		7		7,962
5.500%	06/15/35		222		240,864
5.500%	01/20/36		1,517		1,631,867
5.500%	05/20/48		11,575		12,216,624
6.000%	12/20/38		2,267		2,484,687
6.500%	09/20/32		5		5,881
6.500%	12/20/33		2		2,642
8.000%	06/15/22		—	(r)	32
8.000%	09/15/22		—	(r)	276
8.000%	07/15/23		—	(r)	277
8.500%	06/15/26		2		1,581
9.500%	01/15/20		—	(r)	22

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,200,131,887)					1,171,030,624

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
2.500%	02/15/46		2,715		2,369,474
2.500%	05/15/46		19,885		17,340,341
2.750%	08/15/47		18,865		17,276,950
2.750%	11/15/47		8,000		7,323,438
2.875%	08/15/45		17,245		16,238,592
2.875%	11/15/46		11,775		11,074,020
3.000%	11/15/44		37,120		35,830,950
3.000%	05/15/45		44,806		43,234,290
3.000%	05/15/47		5,190		4,998,619
3.000%	02/15/48		6,540		6,293,984
3.000%	08/15/48		6,700		6,447,965
3.125%	02/15/43		49,805		49,201,892
4.500%	02/15/36		8,225		9,758,834
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23		325		343,495
0.500%	01/15/28		1,729		1,694,954
2.125%	01/15/19		123		145,076
0.125%	04/15/20		854		907,208
0.125%	04/15/21		1,483		1,543,740
0.125%	01/15/22		1,160		1,259,250
0.125%	04/15/22		45,089		45,391,743
0.125%	07/15/22		636		680,068
0.250%	01/15/25		1,802		1,839,538
0.375%	07/15/25		1,057		1,087,205
0.375%	01/15/27		1,782		1,774,896
0.625%	01/15/24		1,406		1,498,107
0.625%	01/15/26		300		311,269
0.625%	02/15/43		417		415,265
0.750%	02/15/45		432		429,644
1.000%	02/15/46		368		386,338
1.000%	02/15/48		301		303,752
2.125%	02/15/40		53		74,647
2.125%	02/15/41		863		1,207,971
2.500%	01/15/29		458		617,115
3.875%	04/15/29		181		356,930
U.S. Treasury Notes
0.875%	06/15/19	(a)	48,905		48,343,356

A1266

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.625%	08/31/22	4,990	$4,750,636
1.875%	09/30/22	41,560	39,910,588
2.000%	08/31/21(a)(k)	230,065	224,439,193
2.250%	02/15/27	28,465	26,793,793
2.250%	08/15/27	40,580	38,056,431
2.375%	05/15/27	6,680	6,342,086
2.500%	03/31/23	65,015	63,808,667
2.625%	07/15/21	15,720	15,611,311
2.750%	08/15/21(a)	44,015	43,851,663

TOTAL U.S. TREASURY OBLIGATIONS (cost $821,536,800)			801,565,284

TOTAL LONG-TERM INVESTMENTS (cost $11,801,024,525)			13,432,020,185

		Shares
SHORT-TERM INVESTMENTS — 18.3%

AFFILIATED MUTUAL FUNDS — 17.9%
PGIM Core Ultra Short Bond Fund(w)		1,723,300,655	1,723,300,655
PGIM Institutional Money Market Fund (cost $981,481,262; includes $979,823,958 of cash collateral for securities on loan)(b)(w)		981,372,478	981,470,615

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,704,781,917)			2,704,771,270

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.4%
U.S. Treasury Bills
2.039%	12/20/18(h)(k)	57,140	56,869,695

(cost $56,883,437)

OPTIONS PURCHASED~* — 0.0%
(cost $162,521)			122,540

TOTAL SHORT-TERM INVESTMENTS (cost $2,761,827,875)			2,761,763,505

Value
TOTAL INVESTMENTS — 107.3% (cost $14,562,852,400)	$16,193,783,690
Liabilities in excess of other assets(z) — (7.3)%	(1,101,748,675)

NET ASSETS — 100.0%	$15,092,035,015

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,795,363 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $953,198,641; cash collateral of $979,823,958 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2018.

(r)	Less than $500 par.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Bank of America	10/29/18	4.48	—	1,750	$ 11,435
Currency Option USD vs BRL	Call	Barclays Capital Group	10/29/18	4.48	—	1,100	6,305

Total OTC Traded (cost $36,721)							$ 17,740

A1267

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.S31, 12/20/23	Put	Goldman Sachs & Co.	12/19/18	$106.00	CDX.NA.HY.S30(Q)	5.00%(Q)	17,000	$104,800

(cost $125,800)

Total Options Purchased (cost $162,521)								$122,540

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,177	2 Year U.S. Treasury Notes	Dec. 2018	$458,768,737	$(1,549,319)
2,139	5 Year U.S. Treasury Notes	Dec. 2018	240,587,368	(2,204,843)
1,166	10 Year U.S. Treasury Notes	Dec. 2018	138,498,938	(1,966,129)
738	20 Year U.S. Treasury Bonds	Dec. 2018	103,689,000	(2,833,914)
914	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	141,013,062	(4,366,105)
260	ASX SPI 200 Index	Dec. 2018	29,102,724	132,932
1,616	Euro STOXX 50 Index	Dec. 2018	63,548,770	1,060,398
629	FTSE 100 Index	Dec. 2018	61,377,551	1,759,730
453	Mini MSCI EAFE Index	Dec. 2018	44,745,075	748,575
1,067	Russell 2000 E-Mini Index	Dec. 2018	90,737,680	(1,046,586)
3,699	S&P 500 E-Mini Index	Dec. 2018	539,869,049	3,033,736
246	TOPIX Index	Dec. 2018	39,350,907	3,073,139

				(4,158,386)

Short Positions:
953	10 Year U.S. Treasury Notes	Dec. 2018	113,198,531	1,643,399
561	10 Year U.S. Ultra Treasury Notes	Dec. 2018	70,686,000	1,310,461

				2,953,860

				$(1,204,526)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/18	Citigroup Global Markets	ARS	34,548	$1,112,657	$828,522	$—	$(284,135)
Expiring 11/13/18	BNP Paribas	ARS	15,030	353,637	342,203	—	(11,434)
Expiring 11/13/18	Citigroup Global Markets	ARS	41,826	1,300,964	952,322	—	(348,642)
Australian Dollar,
Expiring 10/15/18	Citigroup Global Markets	AUD	11,603	8,247,201	8,388,256	141,055	—
Brazilian Real,
Expiring 10/02/18	Barclays Capital Group	BRL	4,127	1,030,745	1,021,581	—	(9,164)
Expiring 10/02/18	Barclays Capital Group	BRL	1,723	430,330	426,504	—	(3,826)
Expiring 10/02/18	Deutsche Bank AG	BRL	4,127	1,011,892	1,021,581	9,689	—
Expiring 10/02/18	Morgan Stanley	BRL	4,413	1,181,906	1,092,377	—	(89,529)
Expiring 10/02/18	Morgan Stanley	BRL	1,345	335,922	332,935	—	(2,987)
Expiring 10/02/18	Morgan Stanley	BRL	1,345	335,923	332,936	—	(2,987)
Expiring 11/05/18	Deutsche Bank AG	BRL	17,849	4,349,218	4,406,298	57,080	—
Expiring 11/05/18	Deutsche Bank AG	BRL	13,666	3,342,238	3,373,726	31,488	—
Expiring 11/05/18	Deutsche Bank AG	BRL	5,258	1,266,260	1,298,102	31,842	—

A1268

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 11/05/18	Morgan Stanley	BRL	1,000	$267,023	$246,863	$—	$(20,160)
British Pound,
Expiring 10/15/18	Hong Kong & Shanghai Bank	GBP	23,092	30,134,991	30,121,504	—	(13,487)
Canadian Dollar,
Expiring 10/15/18	JPMorgan Chase	CAD	6,797	5,167,374	5,264,282	96,908	—
Expiring 10/19/18	Goldman Sachs & Co.	CAD	5,243	4,031,201	4,061,075	29,874	—
Expiring 10/19/18	Goldman Sachs & Co.	CAD	3,566	2,747,373	2,762,119	14,746	—
Colombian Peso,
Expiring 11/02/18	Deutsche Bank AG	COP	1,240,977	408,283	418,875	10,592	—
Euro,
Expiring 10/15/18	Citigroup Global Markets	EUR	43,077	50,027,652	50,082,879	55,227	—
Expiring 10/15/18	State Street Bank	EUR	1,050	1,235,330	1,220,768	—	(14,562)
Japanese Yen,
Expiring 10/15/18	Citigroup Global Markets	JPY	4,319,284	38,878,263	38,063,354	—	(814,909)
Expiring 10/15/18	Morgan Stanley	JPY	125,000	1,117,099	1,101,553	—	(15,546)
Mexican Peso,
Expiring 11/16/18	Deutsche Bank AG	MXN	26,891	1,433,567	1,425,411	—	(8,156)
Singapore Dollar,
Expiring 10/15/18	State Street Bank	SGD	4,496	3,264,017	3,290,129	26,112	—
South African Rand,
Expiring 11/09/18	BNP Paribas	ZAR	15,461	998,582	1,087,077	88,495	—
Expiring 11/09/18	Citigroup Global Markets	ZAR	16,487	1,057,340	1,159,209	101,869	—
Swedish Krona,
Expiring 10/15/18	Citigroup Global Markets	SEK	102,674	11,419,864	11,569,239	149,375	—
Swiss Franc,
Expiring 10/15/18	JPMorgan Chase	CHF	14,489	14,888,711	14,786,696	—	(102,015)

				$191,375,563	$190,478,376	844,352	(1,741,539)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/18	Citigroup Global Markets	ARS	34,548	$1,087,681	$828,522	$259,159	$—
Expiring 11/13/18	BNP Paribas	ARS	38,434	890,707	875,091	15,616	—
Expiring 11/13/18	Deutsche Bank AG	ARS	38,580	1,274,296	878,415	395,881	—
Brazilian Real,
Expiring 07/03/18	Morgan Stanley	BRL	1,723	450,634	426,504	24,130	—
Expiring 07/03/18	Morgan Stanley	BRL	1,345	351,956	332,936	19,020	—
Expiring 07/03/18	Morgan Stanley	BRL	1,345	351,634	332,936	18,698	—
Expiring 10/02/18	Barclays Capital Group	BRL	4,127	1,031,131	1,021,581	9,550	—
Expiring 10/02/18	Deutsche Bank AG	BRL	4,127	1,030,745	1,021,581	9,164	—
Expiring 10/02/18	Royal Bank of Canada	BRL	4,413	1,102,175	1,092,376	9,799	—
Expiring 11/05/18	Deutsche Bank AG	BRL	3,475	848,365	857,719	—	(9,354)
Expiring 11/05/18	Goldman Sachs & Co.	BRL	5,113	1,363,787	1,262,209	101,578	—
Expiring 11/05/18	Hong Kong & Shanghai Bank	BRL	11,487	3,060,507	2,835,711	224,796	—
Expiring 11/05/18	Morgan Stanley	BRL	10,587	2,815,018	2,613,535	201,483	—
Expiring 11/05/18	Morgan Stanley	BRL	10,587	2,814,643	2,613,534	201,109	—
British Pound,
Expiring 10/15/18	Hong Kong & Shanghai Bank	GBP	325	432,182	423,934	8,248	—

A1269

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar,
Expiring 10/19/18	Canadian Imperial Bank of Commerce	CAD	3,828	$2,914,511	$2,965,057	$—	$(50,546)
Expiring 10/19/18	Canadian Imperial Bank of Commerce	CAD	3,618	2,754,624	2,802,398	—	(47,774)
Expiring 10/19/18	Royal Bank of Canada	CAD	1,696	1,306,030	1,313,672	—	(7,642)
Colombian Peso,
Expiring 11/02/18	JPMorgan Chase	COP	4,931,581	1,704,212	1,664,588	39,624	—
Euro,
Expiring 11/16/18	Bank of America	EUR	197	230,663	228,993	1,670	—
Expiring 11/16/18	Bank of America	EUR	156	179,076	181,841	—	(2,765)
Expiring 11/16/18	Bank of America	EUR	131	150,378	152,700	—	(2,322)
Expiring 11/16/18	BNP Paribas	EUR	142	165,219	165,299	—	(80)
Expiring 11/16/18	BNP Paribas	EUR	140	159,601	163,192	—	(3,591)
Expiring 11/16/18	BNP Paribas	EUR	69	78,660	80,430	—	(1,770)
Expiring 11/16/18	BNP Paribas	EUR	32	37,172	36,718	454	—
Expiring 11/16/18	Citigroup Global Markets	EUR	156	179,584	181,842	—	(2,258)
Expiring 11/16/18	Citigroup Global Markets	EUR	156	179,461	181,842	—	(2,381)
Expiring 11/16/18	Citigroup Global Markets	EUR	156	178,920	181,842	—	(2,922)
Expiring 11/16/18	Citigroup Global Markets	EUR	131	150,805	152,701	—	(1,896)
Expiring 11/16/18	Citigroup Global Markets	EUR	131	150,701	152,700	—	(1,999)
Expiring 11/16/18	Citigroup Global Markets	EUR	131	150,247	152,701	—	(2,454)
Expiring 11/16/18	Hong Kong & Shanghai Bank	EUR	752	876,657	875,976	681	—
Expiring 11/16/18	Hong Kong & Shanghai Bank	EUR	633	736,746	737,720	—	(974)
Expiring 11/16/18	JPMorgan Chase	EUR	314	367,267	366,243	1,024	—
Expiring 11/16/18	JPMorgan Chase	EUR	142	166,184	165,721	463	—
Expiring 11/16/18	JPMorgan Chase	EUR	20	23,800	23,646	154	—
Expiring 11/16/18	JPMorgan Chase	EUR	4	5,062	5,025	37	—
Expiring 11/16/18	Morgan Stanley	EUR	156	179,517	181,841	—	(2,324)
Expiring 11/16/18	Morgan Stanley	EUR	131	150,748	152,700	—	(1,952)
Expiring 11/16/18	State Street Bank	EUR	611	712,805	712,003	802	—
Expiring 11/16/18	State Street Bank	EUR	390	455,727	454,463	1,264	—
Expiring 11/16/18	State Street Bank	EUR	156	179,192	181,842	—	(2,650)
Expiring 11/16/18	State Street Bank	EUR	131	150,475	152,700	—	(2,225)
Expiring 11/16/18	UBS AG	EUR	156	181,602	181,842	—	(240)
Expiring 11/16/18	UBS AG	EUR	156	181,566	181,841	—	(275)
Expiring 11/16/18	UBS AG	EUR	131	152,499	152,700	—	(201)
Expiring 11/16/18	UBS AG	EUR	131	152,469	152,700	—	(231)
Mexican Peso,
Expiring 11/16/18	Bank of America	MXN	28,392	1,507,311	1,504,994	2,317	—
Expiring 11/16/18	Citigroup Global Markets	MXN	34,533	1,838,818	1,830,491	8,327	—
New Taiwanese Dollar,
Expiring 12/07/18	Barclays Capital Group	TWD	54,197	1,780,453	1,783,832	—	(3,379)
South African Rand,
Expiring 11/09/18	Barclays Capital Group	ZAR	12,541	809,162	881,767	—	(72,605)
Expiring 11/09/18	JPMorgan Chase	ZAR	19,407	1,246,716	1,364,521	—	(117,805)

				$41,430,101	$40,219,668	1,555,048	(344,615)

						$2,399,400	$(2,086,154)

A1270

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.IG.CDSI.S31	12/20/23	1.000%(Q)	408,800	0.597%	$7,287,177	$8,014,025	$726,848
CDX.NA.HY.S30.V1	06/20/23	5.000%(Q)	54,425	3.070%	3,168,896	4,336,408	1,167,512

					$10,456,073	$12,350,433	$1,894,360

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CDX.EM.CDSI.S30	12/20/23	5.000%(Q)	124,050	1.917%	$(5,255,575)	$(5,427,188)	$171,613	Goldman Sachs &Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of Korea	12/20/23	1.000%(Q)	2,700	$(82,374)	$(74,394)	$(7,980)	Citigroup Global Markets
Russian Federation	12/20/28	1.000%(Q)	1,600	125,425	151,209	(25,784)	Barclays Capital Group

				$43,051	$76,815	$(33,764)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30,2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Republic of Argentina	12/20/23	5.000%(Q)	2,800	5.791%	$(86,117)	$(146,387)	$60,270	Citigroup Global Markets
Republic of Argentina	12/20/23	5.000%(Q)	1,800	5.791%	(55,361)	(18,512)	(36,849)	Citigroup Global Markets
Republic of Brazil	12/20/23	1.000%(Q)	3,800	2.604%	(276,613)	(273,136)	(3,477)	Citigroup Global Markets
Republic of Brazil	12/20/23	1.000%(Q)	2,700	2.604%	(196,541)	(233,795)	37,254	Goldman Sachs & Co.
Tesla, Inc.	06/20/20	1.000%(Q)	305	5.377%	(21,085)	(21,731)	646	JPMorgan Chase
Tesla, Inc.	06/20/20	1.000%(Q)	255	5.377%	(17,628)	(18,169)	541	JPMorgan Chase

					$(653,345)	$(711,730)	$58,385

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A1271

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
HUF	335,256	05/22/23	1.415%(A)	6 Month BUBOR(1)(S)	$397	$28,958	$28,561
HUF	424,233	05/23/23	1.450%(A)	6 Month BUBOR(1)(S)	398	34,497	34,099
HUF	670,512	05/24/23	1.515%(A)	6 Month BUBOR(1)(S)	401	46,694	46,293

					$1,196	$110,149	$108,953

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs &
Co.	$—	$3,428,072
JPMorgan Chase	474,300	47,954,400

Total	$474,300	$51,382,472

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,990,012,291	$1,959,522,563	$15,801
Preferred Stocks	7,299,989	176,654	—
Asset-Backed Securities
Automobiles	—	106,069,726	—
Collateralized Loan Obligations	—	123,192,560	—
Credit Cards	—	30,562,087	—
Equipment	—	17,689,692	—

A1272

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Other	$—	$38,598,125	$—
Residential Mortgage-Backed Securities	—	61,639,838	—
Student Loans	—	49,964,475	4,698,056
Commercial Mortgage-Backed Securities	—	278,026,296	—
Convertible Bonds	—	2,142,419	—
Corporate Bonds	—	2,210,422,685	81,506
Sovereign Bonds	—	357,370,382	—
Municipal Bonds	—	85,849,395	—
Residential Mortgage-Backed Securities	—	136,089,737	—
U.S. Government Agency Obligations	—	1,171,030,624	—
U.S. Treasury Obligations	—	858,434,979	—
Affiliated Mutual Funds	2,704,771,270	—	—
Options Purchased	—	122,540	—
Other Financial Instruments*
Futures Contracts	(1,204,526)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	313,246	—
Centrally Cleared Credit Default Swap Agreements	—	1,894,360	—
OTC Credit Default Swap Agreements	—	(5,865,869)	—
Centrally Cleared Interest Rate Swap Agreements	—	108,953	—

Total	$8,700,879,024	$7,483,355,467	$4,795,363

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument and OTC swap contracts which are recorded at fair value.

A1273

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 72.7%
Aerospace & Defense — 2.0%
Airbus SE (France)	316	$39,675
Astrotech Corp.*	2,227	6,169
Axon Enterprise, Inc.*	172	11,770
Boeing Co. (The)	1,250	464,875
BWX Technologies, Inc	230	14,384
CAE, Inc. (Canada)	400	8,120
Cobham PLC (United Kingdom)*	15,607	23,710
Dassault Aviation SA (France)	45	83,434
Harris Corp.	280	47,379
L3 Technologies, Inc.	16	3,402
Leonardo SpA (Italy)	1,834	22,056
Meggitt PLC (United Kingdom)	6,408	47,323
Northrop Grumman Corp.	985	312,609
Rolls-Royce Holdings PLC (United Kingdom)*	5,369	69,063
Teledyne Technologies, Inc.*	73	18,008
Textron, Inc.	301	21,512
Thales SA (France)	625	88,811
United Technologies Corp.	268	37,469
VirTra, Inc.*	1,187	6,315

		1,326,084

Air Freight & Logistics — 0.2%
Air T, Inc.*	215	7,074
C.H. Robinson Worldwide, Inc.	244	23,892
FedEx Corp.	201	48,399
Sinotrans Ltd. (China) (Class H Stock)	14,000	5,700
United Parcel Service, Inc. (Class B Stock)	140	16,345
XPO Logistics, Inc.*	78	8,905

		110,315

Airlines — 0.5%
Air Arabia PJSC (United Arab Emirates)	17,527	4,580
Alaska Air Group, Inc.(a)	545	37,529
American Airlines Group, Inc.	2,041	84,355
Azul SA (Brazil), ADR*	304	5,408
Delta Air Lines, Inc.	847	48,982
Flybe Group PLC (United Kingdom)*	3,722	1,893
JetBlue Airways Corp.*	968	18,740
Ryanair Holdings PLC (Ireland), ADR*	409	39,280
Southwest Airlines Co.	1,241	77,500
Spirit Airlines, Inc.*	303	14,232
United Continental Holdings, Inc.*	202	17,990

		350,489

Auto Components — 0.7%
Aptiv PLC	330	27,687
Autoliv, Inc. (Sweden)(a)	244	21,150
Bridgestone Corp. (Japan)	700	26,395
CIE Automotive SA (Spain)	235	7,359
Hyundai Mobis Co. Ltd. (South Korea)	92	18,879
Koito Manufacturing Co. Ltd. (Japan)	500	32,754
Lear Corp.	54	7,830
Magna International, Inc. (Canada)	2,884	151,497
Mando Corp. (South Korea)	150	4,666
Musashi Seimitsu Industry Co. Ltd. (Japan)	800	13,043
NGK Spark Plug Co. Ltd. (Japan)	300	8,735
Nifco, Inc. (Japan)	300	8,058

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Nippon Seiki Co. Ltd. (Japan)	600	$11,379
Press Kogyo Co. Ltd. (Japan)	600	3,168
S&T Motiv Co. Ltd. (South Korea)	73	1,980
Stanley Electric Co. Ltd. (Japan)	1,700	58,066
Sumitomo Rubber Industries Ltd. (Japan)	2,600	38,945
Varroc Engineering Ltd. (India), 144A*	310	3,755
Veoneer, Inc. (Sweden)*	239	13,162
Workhorse Group, Inc.*(a)	3,386	3,623

		462,131

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	26,800	13,238
Bayerische Motoren Werke AG (Germany)	534	47,949
Ferrari NV (Italy)	86	11,774
Maruti Suzuki India Ltd. (India)	72	7,292
Mitsubishi Motors Corp. (Japan)	6,400	45,127
Suzuki Motor Corp. (Japan)	500	28,615
Tesla, Inc.*(a)	463	122,589
Toyota Motor Corp. (Japan)	1,300	81,159

		357,743

Banks — 4.9%
ABN AMRO Group NV (Netherlands), CVA, 144A	2,230	60,674
Absa Group Ltd. (South Africa)	3,349	35,948
Axis Bank Ltd. (India)*	7,336	62,126
Banco Bradesco SA (Brazil), ADR	4,900	34,691
Banco Santander Chile (Chile), ADR	554	17,717
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), ADR	3,746	29,069
Bank Central Asia Tbk PT (Indonesia)	48,100	78,020
Bank of the Ryukyus Ltd. (Japan)	400	4,878
BankUnited, Inc.	784	27,754
BAWAG Group AG (Austria), 144A	596	27,708
BDO Unibank, Inc. (Philippines)	1,415	3,138
BNP Paribas SA (France)	2,451	150,095
Boston Private Financial Holdings, Inc.	1,626	22,195
CaixaBank SA (Spain)	8,498	38,776
CIT Group, Inc.	282	14,554
Citigroup, Inc.	1,536	110,193
Commerzbank AG (Germany)*	3,132	32,548
Credicorp Ltd. (Peru)	206	45,954
Danske Bank A/S (Denmark)	552	14,493
East West Bancorp, Inc.	82	4,950
Erste Group Bank AG (Austria)*	3,489	144,843
FinecoBank Banca Fineco SpA (Italy)	1,049	14,017
First Abu Dhabi Bank PJSC (United Arab Emirates)	17,663	68,767
First Internet Bancorp	513	15,621
First Republic Bank(a)	1,094	105,024
Fukuoka Financial Group, Inc. (Japan)	200	5,489
Grupo Aval Acciones y Valores SA (Colombia), ADR	608	4,718
HDFC Bank Ltd. (India)	598	16,561
Home BancShares, Inc.	1,071	23,455
JPMorgan Chase & Co.	5,478	618,138
KBC Group NV (Belgium)	420	31,401

A1274

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)	70,999	$54,694
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,300	88,868
National Bank of Canada (Canada)	897	44,800
Nordea Bank AB (Sweden)	5,162	56,238
OTP Bank Nyrt (Hungary)	241	8,937
Pinnacle Financial Partners, Inc.	299	17,985
PNC Financial Services Group, Inc. (The)	919	125,159
Popular, Inc. (Puerto Rico)	498	25,523
Preferred Bank	214	12,519
Prosperity Bancshares, Inc.	344	23,856
Republic First Bancorp, Inc.*	2,762	19,748
Sberbank of Russia PJSC (Russia), ADR	3,220	40,830
Signature Bank	268	30,777
TCF Financial Corp.	1,127	26,834
Texas Capital Bancshares, Inc.*	102	8,430
U.S. Bancorp	4,035	213,088
UniCredit SpA (Italy)	4,516	67,838
United Overseas Bank Ltd. (Singapore)	3,000	59,428
Van Lanschot Kempen NV (Netherlands)	329	8,689
Webster Financial Corp.	252	14,858
Wells Fargo & Co.	7,345	386,053
WesBanco, Inc.	580	25,865
Yes Bank Ltd. (India)	7,353	18,634

		3,243,166

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	387	33,821
Baron de Ley (Spain)*	32	4,262
Britvic PLC (United Kingdom)	2,257	22,999
China Resources Beer Holdings Co. Ltd. (China)	2,000	8,058
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	1,000	26,705
Coca-Cola Co. (The)	676	31,224
Constellation Brands, Inc. (Class A Stock)	13	2,803
Diageo PLC (United Kingdom)	967	34,230
Keurig Dr. Pepper, Inc.	565	13,091
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	400	42,458
PepsiCo, Inc.	1,038	116,048
Sichuan Swellfun Co. Ltd. (China) (Class A Stock)	1,539	9,140
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	6,000	28,169

		373,008

Biotechnology — 1.2%
3SBio, Inc. (China), 144A	4,500	7,561
Abcam PLC (United Kingdom)	1,400	26,140
ACADIA Pharmaceuticals, Inc.*	405	8,408
Agios Pharmaceuticals, Inc.*	44	3,393
Aimmune Therapeutics, Inc.*	403	10,994
Alexion Pharmaceuticals, Inc.*	682	94,805
Alkermes PLC*	371	15,745
Alnylam Pharmaceuticals, Inc.*	152	13,303
AnaptysBio, Inc.*	28	2,794
Anavex Life Sciences Corp.*	2,028	5,536

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Array BioPharma, Inc.*	209	$3,177
Arrowhead Pharmaceuticals, Inc.*	188	3,604
Atara Biotherapeutics, Inc.*	70	2,895
Biogen, Inc.*	53	18,725
BioMarin Pharmaceutical, Inc.*	304	29,479
Bluebird Bio, Inc.*	92	13,432
Blueprint Medicines Corp.*	42	3,279
Calyxt, Inc.*	50	764
Celgene Corp.*	419	37,496
Eagle Pharmaceuticals, Inc.*	125	8,666
Exact Sciences Corp.*	389	30,700
Exelixis, Inc.*	248	4,395
FibroGen, Inc.*	72	4,374
Genus PLC (United Kingdom)	209	6,517
Gilead Sciences, Inc.	354	27,332
Global Blood Therapeutics, Inc.*	53	2,014
Grifols SA (Spain)	549	15,451
Grifols SA (Spain), ADR	1,954	41,757
Heron Therapeutics, Inc.*	80	2,532
Immunomedics, Inc.*	196	4,083
Ionis Pharmaceuticals, Inc.*	270	13,927
Ligand Pharmaceuticals, Inc.*	33	9,058
Loxo Oncology, Inc.*	27	4,612
Madrigal Pharmaceuticals, Inc.*	15	3,212
Mirati Therapeutics, Inc.*	61	2,873
Momenta Pharmaceuticals, Inc.*	100	2,630
Myriad Genetics, Inc.*	85	3,910
Neurocrine Biosciences, Inc.*	201	24,713
OPKO Health, Inc.*	400	1,384
Radius Health, Inc.*	303	5,393
Recro Pharma, Inc.*	1,195	8,496
REGENXBIO, Inc.*	52	3,926
Sage Therapeutics, Inc.*	46	6,498
Sarepta Therapeutics, Inc.*	91	14,697
Seattle Genetics, Inc.*	262	20,205
Shire PLC	1,123	67,637
Spectrum Pharmaceuticals, Inc.*	119	1,999
TESARO, Inc.*	128	4,993
Ultragenyx Pharmaceutical, Inc.*	46	3,512
United Therapeutics Corp.*	144	18,415
Vertex Pharmaceuticals, Inc.*	614	118,342
Xencor, Inc.*	65	2,533

		792,316

Building Products — 0.3%
Allegion PLC	209	18,929
DIRTT Environmental Solutions (Canada)*	1,916	9,686
dormakaba Holding AG (Switzerland) (Class B Stock)*	35	26,310
Fortune Brands Home & Security, Inc.	295	15,446
Johnson Controls International PLC	1,453	50,855
Lindab International AB (Sweden)	559	4,181
Nitto Boseki Co. Ltd. (Japan)	200	4,674
Sanwa Holdings Corp. (Japan)	900	10,708
Tarkett SA (France)	150	3,835
Trex Co., Inc.*	78	6,004
Tyman PLC (United Kingdom)	1,648	7,502

A1275

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Products (Cont’d.)
Universal Forest Products, Inc.	161	$5,688

		163,818

Capital Markets — 2.3%
Ameriprise Financial, Inc.	202	29,827
Avanza Bank Holding AB (Sweden)	180	8,182
Banca Generali SpA (Italy)	252	6,499
Bank of New York Mellon Corp. (The)	1,481	75,516
Cboe Global Markets, Inc.	284	27,253
Charles Schwab Corp. (The)	3,634	178,611
Franklin Resources, Inc.	666	20,253
Intercontinental Exchange, Inc.	1,857	139,071
Intermediate Capital Group PLC (United Kingdom)	1,212	17,204
Investec PLC (South Africa)	4,372	30,782
IP Group PLC (United Kingdom)*	2,657	4,473
Julius Baer Group Ltd. (Switzerland)*	952	47,346
KKR & Co., Inc. (Class A Stock)	541	14,753
Legg Mason, Inc.	441	13,772
London Stock Exchange Group PLC (United Kingdom)	707	42,254
MarketAxess Holdings, Inc.	72	12,851
Morgan Stanley	3,352	156,103
Nasdaq, Inc.	176	15,101
Northern Trust Corp.	48	4,902
Pendal Group Ltd. (Australia)	968	6,147
Rathbone Brothers PLC (United Kingdom)	150	4,696
Raymond James Financial, Inc.	282	25,958
S&P Global, Inc.	293	57,249
SEI Investments Co.	324	19,796
State Street Corp.	2,317	194,118
TD Ameritrade Holding Corp.	3,951	208,731
UBS Group AG (Switzerland)*	10,230	160,764
Vostok New Ventures Ltd. (Sweden), SDR*	801	6,217

		1,528,429

Chemicals — 1.7%
Air Liquide SA (France)	429	56,363
Air Products & Chemicals, Inc.	609	101,733
Akzo Nobel NV (Netherlands)	587	54,770
BASF SE (Germany)	89	7,906
Celanese Corp. (Class A Stock)	300	34,200
CF Industries Holdings, Inc.	428	23,300
Chemours Co. (The)	146	5,758
Croda International PLC (United Kingdom)	126	8,535
Denka Co. Ltd. (Japan)	100	3,479
DIC Corp. (Japan)	1,500	53,841
DowDuPont, Inc.	1,771	113,893
Ecolab, Inc.	76	11,915
Fufeng Group Ltd. (China)*	12,000	5,838
GCP Applied Technologies, Inc.*	638	16,939
Huntsman Corp.	140	3,812
Incitec Pivot Ltd. (Australia)	14,380	41,348
Ingevity Corp.*	53	5,400
Johnson Matthey PLC (United Kingdom)	51	2,367
Kansai Paint Co. Ltd. (Japan)	900	16,543
Koninklijke DSM NV (Netherlands)	472	49,873
Linde AG (Germany)	133	31,327
Nippon Shokubai Co. Ltd. (Japan)	600	46,587

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (Cont’d.)
Nippon Soda Co. Ltd. (Japan)	200	$6,150
NOF Corp. (Japan)	300	10,112
Orion Engineered Carbons SA (Luxembourg)	95	3,050
PPG Industries, Inc.	224	24,445
Praxair, Inc.	226	36,325
RPM International, Inc.	1,563	101,501
Sakata INX Corp. (Japan)	700	8,859
Sherwin-Williams Co. (The)	152	69,192
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	11,226
Symrise AG (Germany)	66	6,025
Umicore SA (Belgium)	233	13,008
Valvoline, Inc.	854	18,370
Victrex PLC (United Kingdom)	729	31,738
WR Grace & Co.	350	25,011
Yara International ASA (Norway)	681	33,307

		1,094,046

Commercial Services & Supplies — 0.4%
Aqua Metals, Inc.*	730	1,883
ARC Document Solutions, Inc.*	2,061	5,853
Cintas Corp.	47	9,297
Country Garden Services Holdings Co. Ltd. (China)*	16,000	27,123
Downer EDI Ltd. (Australia)	6,776	38,632
Edenred (France)	272	10,366
Healthcare Services Group, Inc.	358	14,542
KAR Auction Services, Inc.	554	33,068
Republic Services, Inc.	33	2,398
SPIE SA (France)	351	6,982
Waste Connections, Inc.	1,268	101,148

		251,292

Communications Equipment — 0.4%
Cisco Systems, Inc.	3,834	186,524
CommScope Holding Co., Inc.*	149	4,583
Lumentum Holdings, Inc.*	184	11,031
Motorola Solutions, Inc.	30	3,904
Palo Alto Networks, Inc.*	152	34,240
Viavi Solutions, Inc.*	1,700	19,278

		259,560

Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	93	5,245
Dycom Industries, Inc.*	229	19,373
Jacobs Engineering Group, Inc.	50	3,825
JGC Corp. (Japan)	1,600	36,631
Koninklijke Volkerwessels NV (Netherlands)	219	4,610
NV5 Global, Inc.*	70	6,069
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	10,500	11,996
Valmont Industries, Inc.	19	2,632

		90,381

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	3,000	18,081
HeidelbergCement AG (Germany)	378	29,511

A1276

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (Cont’d.)
Loma Negra Cia Industrial Argentina SA (Argentina), ADR*	263	$2,325
Martin Marietta Materials, Inc.	29	5,277
U.S. Concrete, Inc.*	255	11,692
Vulcan Materials Co.	94	10,453

		77,339

Consumer Finance — 0.2%
Ally Financial, Inc.	850	22,483
American Express Co.	301	32,053
Green Dot Corp. (Class A Stock)*	54	4,796
SLM Corp.*	2,609	29,090
Synchrony Financial	1,293	40,186

		128,608

Containers & Packaging — 0.5%
Amcor Ltd. (Australia)	5,739	56,754
Ball Corp.	2,332	102,585
Berry Global Group, Inc.*	395	19,114
Crown Holdings, Inc.*	423	20,304
Huhtamaki OYJ (Finland)	153	4,890
International Paper Co.	2,759	135,605
Orora Ltd. (Australia)	1,853	4,444
Vidrala SA (Spain)	42	3,936

		347,632

Distributors — 0.1%
Educational Development Corp.	783	8,965
Paltac Corp. (Japan)	300	16,394
Weyco Group, Inc.	369	12,981

		38,340

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	1,300	36,983
Service Corp. International	391	17,282
ServiceMaster Global Holdings, Inc.*	93	5,769
Strategic Education, Inc.	71	9,729
TAL Education Group (China), ADR*	287	7,379
Weight Watchers International, Inc.*	34	2,448

		79,590

Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc.	1,836	39,382
Banca Mediolanum SpA (Italy)	6,288	42,784
FirstRand Ltd. (South Africa)	10,677	51,233
GT Capital Holdings, Inc. (Philippines)	203	3,085
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2,900	17,063
Voya Financial, Inc.	329	16,341

		169,888

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	5,183	174,045
ATN International, Inc.	209	15,441
KT Corp. (South Korea)	288	7,829
KT Corp. (South Korea), ADR	2,105	31,259
Nippon Telegraph & Telephone Corp. (Japan)	3,000	134,931
Telefonica Deutschland Holding AG (Germany)	19,301	81,476

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Cont’d.)
Verizon Communications, Inc.	3,139	$167,591

		612,572

Electric Utilities — 1.2%
American Electric Power Co., Inc.	120	8,506
Duke Energy Corp.	704	56,334
EDP - Energias do Brasil SA (Brazil)	11,967	38,018
Entergy Corp.	999	81,049
Evergy, Inc.	1,373	75,405
Eversource Energy	127	7,803
Iberdrola SA (Spain)	8,951	65,798
NextEra Energy, Inc.	1,662	278,551
PG&E Corp.*	753	34,646
PNM Resources, Inc.	340	13,413
Power Grid Corp. of India Ltd. (India)	10,785	28,014
Southern Co. (The)	2,745	119,682
Spark Energy, Inc. (Class A Stock)	793	6,542
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	829	4,105

		817,866

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	169	3,996
Energy Focus, Inc.*	2,895	5,935
Fujikura Ltd. (Japan)	1,200	5,664
Hubbell, Inc.	384	51,291
Idec Corp. (Japan)	200	4,373
Kendrion NV (Netherlands)	139	4,842
Legrand SA (France)	56	4,079
Mabuchi Motor Co. Ltd. (Japan)	200	8,058
Mitsubishi Electric Corp. (Japan)	8,200	112,247
nVent Electric PLC (United Kingdom)	159	4,318
Prysmian SpA (Italy)	1,684	39,137
Schneider Electric SE (France)	817	65,798
Sensata Technologies Holding PLC*	502	24,874
SGL Carbon SE (Germany)*	145	1,585
Teco Electric & Machinery Co. Ltd. (Taiwan)	2,000	1,450
Varta AG (Germany)*	153	5,020
Vicor Corp.*	90	4,140

		346,807

Electronic Equipment, Instruments & Components — 0.9%
AAC Technologies Holdings, Inc. (China)	500	5,190
Carel Industries SpA (Italy), 144A*	607	6,950
CDW Corp.	89	7,914
Cognex Corp.	454	25,342
Coherent, Inc.*	22	3,788
Corning, Inc.	2,741	96,757
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	2,900	12,121
Hexagon AB (Sweden) (Class B Stock)	732	42,906
Horiba Ltd. (Japan)	100	5,296
Keysight Technologies, Inc.*	1,789	118,575
LRAD Corp.*	3,978	12,173
Murata Manufacturing Co. Ltd. (Japan)	300	46,060
Nippon Ceramic Co. Ltd. (Japan)	200	5,312
Oxford Instruments PLC (United Kingdom)	582	7,544
Renishaw PLC (United Kingdom)	115	7,095
RF Industries Ltd.	575	4,083

A1277

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Cont’d.)
Sensirion Holding AG (Switzerland), 144A*	102	$6,904
Sinbon Electronics Co. Ltd. (Taiwan)	2,059	5,752
Sunny Optical Technology Group Co. Ltd. (China)	600	6,935
Taiwan Union Technology Corp. (Taiwan)	4,000	13,301
TE Connectivity Ltd.	1,042	91,623
Trimble, Inc.*	652	28,336
Zebra Technologies Corp. (Class A Stock)*	115	20,335

		580,292

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	185	6,259
Computer Modelling Group Ltd. (Canada)	204	1,335
Dril-Quip, Inc.*	385	20,116
Ensco PLC (Class A Stock)	1,702	14,365
Halliburton Co.	102	4,134
KLX Energy Services Holdings, Inc.*	129	4,136
McDermott International, Inc.*	468	8,625
Modec, Inc. (Japan)	200	6,524
Nabors Industries Ltd.	1,380	8,501
Oceaneering International, Inc.*	405	11,178
Saipem SpA (Italy)*	2,822	17,372
Schlumberger Ltd.	589	35,882
Superior Energy Services, Inc.*	732	7,130
TechnipFMC PLC (United Kingdom)	140	4,375
Tecnicas Reunidas SA (Spain)	480	14,764
Tenaris SA (Luxembourg)	479	8,015
Tenaris SA (Luxembourg), ADR	182	6,101
Weatherford International PLC*	2,923	7,921
WorleyParsons Ltd. (Australia)	1,494	22,045

		208,778

Equity Real Estate Investment Trusts (REITs) — 2.9%
Acadia Realty Trust	918	25,732
Alexander & Baldwin, Inc.	358	8,123
Alexandria Real Estate Equities, Inc.	184	23,145
Allied Properties Real Estate Investment Trust (Canada)	176	5,873
American Campus Communities, Inc.	616	25,355
American Homes 4 Rent (Class A Stock)	1,427	31,237
American Tower Corp.	571	82,966
AvalonBay Communities, Inc.	410	74,272
Boston Properties, Inc.	302	37,173
Camden Property Trust	487	45,569
Canadian Apartment Properties REIT (Canada)	304	11,224
CapitaLand Commercial Trust (Singapore)	4,200	5,474
CapitaLand Mall Trust (Singapore)	8,230	13,364
Charter Hall Retail REIT (Australia)	3,220	9,869
Concentradora Fibra Danhos SA de CV (Mexico)	6,940	11,255
CoreCivic, Inc.	857	20,851
Crown Castle International Corp.	1,314	146,288
CubeSmart	275	7,846
Derwent London PLC (United Kingdom)	269	10,016
Douglas Emmett, Inc.	1,167	44,019
Duke Realty Corp.	130	3,688
EastGroup Properties, Inc.	108	10,327
Equinix, Inc.	3	1,299

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (Cont’d.)
Equity Commonwealth*	812	$26,057
Equity LifeStyle Properties, Inc.	214	20,640
Equity Residential	1,519	100,649
Essex Property Trust, Inc.	197	48,602
Federal Realty Investment Trust	229	28,962
First Industrial Realty Trust, Inc.	184	5,778
Gecina SA (France)	285	47,669
Goodman Group (Australia)	1,070	8,029
Great Portland Estates PLC (United Kingdom)	2,710	23,656
Healthcare Realty Trust, Inc.	755	22,091
Highwoods Properties, Inc.	193	9,121
Hoshino Resorts REIT, Inc. (Japan)	3	14,755
Host Hotels & Resorts, Inc.	778	16,416
Hudson Pacific Properties, Inc., REIT	481	15,738
Inmobiliaria Colonial Socimi SA (Spain)	2,683	27,899
Investors Real Estate Trust	2,707	16,188
JBG SMITH Properties	511	18,820
Kilroy Realty Corp.	392	28,102
Kimco Realty Corp.	1,000	16,740
Macerich Co. (The)	674	37,265
MGM Growth Properties LLC (Class A Stock)	535	15,777
Mitsui Fudosan Logistics Park, Inc. (Japan)	5	14,021
Mori Hills REIT Investment Corp. (Japan)	3	3,811
National Storage REIT (Australia)	3,362	4,055
Nippon Accommodations Fund, Inc. (Japan)	3	13,358
Nippon Prologis REIT, Inc. (Japan)	3	5,941
Paramount Group, Inc.	2,253	33,998
Pebblebrook Hotel Trust	218	7,929
Prologis, Inc.	1,858	125,954
PS Business Parks, Inc.	64	8,134
Public Storage	200	40,326
Ramco-Gershenson Properties Trust	1,238	16,837
Rayonier, Inc.	798	26,980
Regency Centers Corp.	668	43,200
RLJ Lodging Trust	1,182	26,039
Scentre Group (Australia)	4,969	14,274
Shaftesbury PLC (United Kingdom)	798	9,443
Simon Property Group, Inc.	382	67,519
SL Green Realty Corp.	557	54,324
Sunstone Hotel Investors, Inc.	1,297	21,219
Taubman Centers, Inc.	423	25,308
Terreno Realty Corp.	550	20,735
Unibail-Rodamco-Westfield (France)	93	18,718
UNITE Group PLC (The) (United Kingdom)	958	11,129
Urban Edge Properties	2,270	50,122
VEREIT, Inc.	570	4,138
Vornado Realty Trust	566	41,318
Weingarten Realty Investors	295	8,779
Weyerhaeuser Co.	517	16,684

		1,938,212

Food & Staples Retailing — 0.6%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	453	22,660
Bid Corp. Ltd. (South Africa)	269	5,607
BIM Birlesik Magazalar A/S (Turkey)	486	6,549
Clicks Group Ltd. (South Africa)	306	3,790

A1278

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (Cont’d.)
Costco Wholesale Corp.	118	$27,716
CP ALL PCL (Thailand)	25,400	54,211
Empire Co. Ltd. (Canada) (Class A Stock)	724	13,195
Jeronimo Martins SGPS SA (Portugal)	2,252	33,068
Kusuri no Aoki Holdings Co. Ltd. (Japan)	200	15,914
Magnit PJSC (Russia), GDR	77	1,094
Majestic Wine PLC (United Kingdom)	1,139	5,788
President Chain Store Corp. (Taiwan)	1,000	11,745
PriceSmart, Inc.	130	10,524
Raia Drogasil SA (Brazil)	1,605	28,793
Rite Aid Corp.*	3,743	4,791
Seven & i Holdings Co. Ltd. (Japan)	1,900	84,577
Shoprite Holdings Ltd. (South Africa)	1,581	21,431
Sprouts Farmers Market, Inc.*	559	15,322
Wal-Mart de Mexico SAB de CV (Mexico)	6,100	18,505
X5 Retail Group NV (Russia), GDR	226	5,108
Zur Rose Group AG (Switzerland)*	57	7,417

		397,805

Food Products — 1.5%
Bakkavor Group PLC (United Kingdom), 144A	3,371	7,425
Bunge Ltd.	918	63,076
Cal-Maine Foods, Inc.	99	4,782
China Mengniu Dairy Co. Ltd. (China)*	15,000	49,928
Conagra Brands, Inc.	1,287	43,719
Edita Food Industries SAE (Egypt), GDR	432	2,311
Edita Food Industries SAE (Egypt), GDR, 144A	158	845
Ezaki Glico Co. Ltd. (Japan)	1,000	49,083
Flowers Foods, Inc.	522	9,741
Hain Celestial Group, Inc. (The)*	411	11,146
Ingredion, Inc.	174	18,263
Kraft Heinz Co. (The)	482	26,563
Lamb Weston Holdings, Inc.	304	20,246
Mayora Indah Tbk PT (Indonesia)	50,300	9,193
McCormick & Co., Inc.	256	33,728
Mondelez International, Inc. (Class A Stock)	1,675	71,958
Nestle SA (Switzerland)	1,483	123,533
Pinnacle Foods, Inc.	348	22,554
Post Holdings, Inc.*	55	5,392
Sakata Seed Corp. (Japan)	200	7,198
Sanderson Farms, Inc.	40	4,135
TreeHouse Foods, Inc.*	176	8,422
Tyson Foods, Inc. (Class A Stock)	5,920	352,418
Uni-President Enterprises Corp. (Taiwan)	4,307	11,244
Universal Robina Corp. (Philippines)	3,960	10,586

		967,489

Gas Utilities — 0.3%
Atmos Energy Corp.	1,209	113,537
Italgas SpA (Italy)	462	2,504
National Fuel Gas Co.	276	15,473
Naturgy Energy Group SA (Spain)	2,038	55,561
ONE Gas, Inc.	132	10,861

		197,936

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	213	15,626

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Cont’d.)
Ambu A/S (Denmark) (Class B Stock)	870	$20,843
AxoGen, Inc.*	109	4,017
Becton, Dickinson & Co.	1,853	483,633
BioMerieux (France)	36	2,997
Boston Scientific Corp.*	1,134	43,659
Cerus Corp.*	650	4,687
Cochlear Ltd. (Australia)	85	12,326
ConvaTec Group PLC (United Kingdom), 144A	12,922	39,121
Cooper Cos., Inc. (The)	234	64,853
Danaher Corp.	2,709	294,360
DexCom, Inc.*	164	23,459
Eiken Chemical Co. Ltd. (Japan)	200	4,640
Elekta AB (Sweden) (Class B Stock)	1,120	15,038
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,704	16,948
Getinge AB (Sweden) (Class B Stock)	3,461	39,811
Haemonetics Corp.*	58	6,646
Hologic, Inc.*	871	35,694
ICU Medical, Inc.*	19	5,372
Inogen, Inc.*	25	6,103
Insulet Corp.*	59	6,251
Intuitive Surgical, Inc.*	243	139,482
iRhythm Technologies, Inc.*	43	4,070
Koninklijke Philips NV (Netherlands)	793	36,048
LivaNova PLC (XNGS)*	498	61,737
Medtronic PLC	2,464	242,384
Neogen Corp.*	68	4,864
Nikkiso Co. Ltd. (Japan)	500	6,530
Osstem Implant Co. Ltd. (South Korea)*	134	5,868
Penumbra, Inc.*	35	5,240
Quidel Corp.*	54	3,519
Siemens Healthineers AG (Germany), 144A*	446	19,585
Smith & Nephew PLC (United Kingdom)	2,770	50,522
STAAR Surgical Co.*	102	4,896
Stryker Corp.	1,718	305,254
Tactile Systems Technology, Inc.*	83	5,897
Tandem Diabetes Care, Inc.*	91	3,898
Teleflex, Inc.	102	27,141
Terumo Corp. (Japan)	400	23,692
West Pharmaceutical Services, Inc.	302	37,288
Wright Medical Group NV*	600	17,411
Zimmer Biomet Holdings, Inc.	200	26,294

		2,177,704

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.*	338	11,898
Amedisys, Inc.*	41	5,123
Amplifon SpA (Italy)	729	16,168
Anthem, Inc.	585	160,319
Brookdale Senior Living, Inc.*	770	7,569
Centene Corp.*	265	38,367
Cigna Corp.	1,052	219,079
Community Health Systems, Inc.*	1,183	4,093
CVS Health Corp.	2,038	160,431
Encompass Health Corp.	136	10,601
Express Scripts Holding Co.*	455	43,230
Fresenius SE & Co. KGaA (Germany)	770	56,430

A1279

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (Cont’d.)
Georgia Healthcare Group PLC (Georgia), 144A*	1,605	$4,619
HCA Healthcare, Inc.	507	70,534
HealthEquity, Inc.*	53	5,004
Humana, Inc.	131	44,346
Integrated Diagnostics Holdings PLC (Egypt), 144A	985	4,139
Miraca Holdings, Inc. (Japan)	700	18,172
Molina Healthcare, Inc.*	33	4,907
Odontoprev SA (Brazil)	1,100	3,486
Primary Health Care Ltd. (Australia)	16,374	35,938
Quorum Health Corp.*	1,140	6,680
Terveystalo OYJ (Finland), 144A*	616	5,715
UnitedHealth Group, Inc.	1,960	521,438
WellCare Health Plans, Inc.*	50	16,025

		1,474,311

Health Care Technology — 0.1%
athenahealth, Inc.*	104	13,894
Teladoc Health, Inc.*	257	22,192
Veeva Systems, Inc. (Class A Stock)*	233	25,367

		61,453

Holding Companies – Diversified — 0.0%
Sentinel Energy Services, Inc., UTS*	269	2,763

Hotels, Restaurants & Leisure — 1.6%
Alsea SAB de CV (Mexico)	1,100	3,736
Aramark	490	21,080
Bloomin’ Brands, Inc.	708	14,011
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	7,000	20,614
Carnival Corp.	497	31,694
Denny’s Corp.*	1,194	17,576
Domino’s Pizza, Inc.	28	8,254
Eldorado Resorts, Inc.*	89	4,325
Elior Group SA (France), 144A	435	6,734
Hilton Grand Vacations, Inc.*	461	15,259
Hilton Worldwide Holdings, Inc.	1,075	86,839
HIS Co. Ltd. (Japan)	200	6,680
Huazhu Group Ltd. (China), ADR	360	11,628
InnSuites Hospitality Trust	7,680	13,056
Jack in the Box, Inc.	213	17,856
Las Vegas Sands Corp.	1,310	77,722
Marriott International, Inc. (Class A Stock)	1,050	138,632
McDonald’s Corp.	697	116,601
MGM Resorts International	2,817	78,622
Nathan’s Famous, Inc.	178	14,667
Norwegian Cruise Line Holdings Ltd.*	463	26,590
Paddy Power Betfair PLC (Ireland)	84	7,166
Planet Fitness, Inc. (Class A Stock)*	85	4,593
Playtech PLC (United Kingdom)	6,903	43,919
Restaurant Brands International, Inc. (Canada)	779	46,179
Round One Corp. (Japan)	400	5,300
Royal Caribbean Cruises Ltd.	300	38,981
Vail Resorts, Inc.	72	19,758
William Hill PLC (United Kingdom)	10,463	34,418
Wyndham Destinations, Inc.	70	3,035
Wyndham Hotels & Resorts, Inc.	309	17,171

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Cont’d.)
Wynn Resorts Ltd.	125	$15,883
Yum! Brands, Inc.	1,111	101,001

		1,069,580

Household Durables — 0.3%
Cairn Homes PLC (Ireland)*	3,653	6,234
Century Communities, Inc.*	701	18,401
Fujitsu General Ltd. (Japan)	3,500	58,662
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)*	6,300	36,830
Haier Electronics Group Co. Ltd. (Hong Kong)*	4,000	10,834
Hanssem Co. Ltd. (South Korea)	10	689
Lennar Corp. (Class A Stock)	227	10,599
MDC Holdings, Inc.	587	17,363
Midea Group Co. Ltd. (China) (Class A Stock)^	300	1,781
NVR, Inc.*	2	4,942
Skyline Champion Corp.	284	8,114
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	4,000	12,710
Tempur Sealy International, Inc.*	250	13,225
Zojirushi Corp. (Japan)	300	4,237

		204,621

Household Products — 0.4%
Colgate-Palmolive Co.	194	12,988
Essity AB (Sweden) (Class B Stock)	3,617	90,871
Kimberly-Clark Corp.	1,163	132,163
Opple Lighting Co. Ltd. (China) (Class A Stock)	2,230	9,424
Reckitt Benckiser Group PLC (United Kingdom)	285	26,027

		271,473

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd.
(China) (Class H Stock)	39,000	32,846
Electric Power Development Co. Ltd. (Japan)	300	8,294
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	14,000	4,168
NTPC Ltd. (India)	29,786	68,582
Vistra Energy Corp.*	1,017	25,303

		139,193

Industrial Conglomerates — 1.3%
Carlisle Cos., Inc.	17	2,071
CK Hutchison Holdings Ltd. (Hong Kong)	7,868	90,681
DCC PLC (United Kingdom)	159	14,424
Fosun International Ltd. (China)	14,000	24,723
Honeywell International, Inc.	1,771	294,694
Jardine Matheson Holdings Ltd. (Hong Kong)	1,200	75,315
Roper Technologies, Inc.	692	204,977
Siemens AG (Germany)	635	81,194
SM Investments Corp. (Philippines)	1,917	32,078
Smiths Group PLC (United Kingdom)	1,414	27,527

		847,684

A1280

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 3.1%
AIA Group Ltd. (Hong Kong)	28,000	$250,567
Allianz SE (Germany)	361	80,327
American International Group, Inc.	2,867	152,639
Aon PLC	444	68,278
Arch Capital Group Ltd.*	918	27,366
BB Seguridade Participacoes SA (Brazil)	3,900	23,215
Chubb Ltd.	1,814	242,423
CNA Financial Corp.	547	24,971
CNO Financial Group, Inc.	835	17,719
Direct Line Insurance Group PLC (United Kingdom)	10,713	45,222
Fidelity National Financial, Inc.	164	6,453
First American Financial Corp.	466	24,041
Korean Reinsurance Co. (South Korea)	443	4,176
Markel Corp.*	22	26,147
Marsh & McLennan Cos., Inc.	2,342	193,730
MetLife, Inc.	1,904	88,955
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	243	53,795
Old Republic International Corp.	893	19,985
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	5,500	55,840
Progressive Corp. (The)	1,052	74,734
Prudential PLC (United Kingdom)	5,014	115,024
RenaissanceRe Holdings Ltd. (Bermuda)	144	19,236
Sampo OYJ (Finland) (Class A Stock)	1,153	59,733
Sanlam Ltd. (South Africa)	3,342	18,667
Sompo Holdings, Inc. (Japan)	1,100	46,813
Steadfast Group Ltd. (Australia)	2,570	5,293
SunCorp. Group Ltd. (Australia)	4,257	44,461
Unico American Corp.*	1,090	7,685
Willis Towers Watson PLC	1,057	148,974
Zurich Insurance Group AG (Switzerland)	335	105,671

		2,052,140

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.*	497	995,491
Booking Holdings, Inc.*	191	378,944
Ctrip.com International Ltd. (China), ADR*	1,068	39,698
Farfetch Ltd. (United Kingdom) (Class A Stock)*	183	4,983
Netflix, Inc.*	383	143,292
Ocado Group PLC (United Kingdom)*	843	9,865
Qurate Retail, Inc.*	982	21,810
Shop Apotheke Europe NV (Netherlands), 144A*	118	5,942
Wayfair, Inc. (Class A Stock)*	54	7,974
Zalando SE (Germany), 144A*	394	15,295

		1,623,294

Internet Software & Services — 3.3%
2U, Inc.*	56	4,211
58.com, Inc. (China), ADR*	456	33,562
Alibaba Group Holding Ltd. (China), ADR*(a)	2,388	393,447
Alphabet, Inc. (Class A Stock)*	97	117,087
Alphabet, Inc. (Class C Stock)*	346	412,941
Baidu, Inc. (China), ADR*	127	29,042
Baozun, Inc. (China), ADR*	99	4,809

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (Cont’d.)
Cornerstone OnDemand, Inc.*	257	$14,585
DeNA Co. Ltd. (Japan)	1,600	28,187
Etsy, Inc.*	124	6,371
Facebook, Inc. (Class A Stock)*	2,251	370,199
GoDaddy, Inc. (Class A Stock)*	134	11,174
GrubHub, Inc.*	143	19,823
IAC/InterActiveCorp.*	32	6,935
Just Eat PLC (United Kingdom)*	1,501	13,105
Kakaku.com, Inc. (Japan)	300	5,859
LogMeIn, Inc.	43	3,831
Mail.Ru Group Ltd. (Russia), GDR*	1,056	28,533
Match Group, Inc.*	66	3,822
MercadoLibre, Inc. (Argentina)	95	32,345
Mercari, Inc. (Japan)*	200	6,610
NAVER Corp. (South Korea)	121	78,129
Netcompany Group A/S (Denmark), 144A*	177	6,366
New Relic, Inc.*	34	3,204
NEXTDC Ltd. (Australia)*	1,004	4,717
Nutanix, Inc. (Class A Stock)*	60	2,563
Okta, Inc.*	104	7,317
Pandora Media, Inc.*	987	9,386
Scout24 AG (Germany), 144A	1,213	56,422
Shopify, Inc. (Canada) (Class A Stock)*	142	23,340
Takeaway.com NV (Netherlands), 144A*	255	16,509
Tencent Holdings Ltd. (China)	7,200	296,889
Trade Desk, Inc. (The) (Class A Stock)*	33	4,980
Twilio, Inc. (Class A Stock)*	78	6,730
Wise Talent Information Technology Co. Ltd. (China)*	3,800	11,256
Wix.com Ltd. (Israel)*	110	13,167
Yahoo Japan Corp. (Japan)	8,800	31,643
Yandex NV (Russia) (Class A Stock)*	230	7,565
YY, Inc. (China), ADR*	250	18,730
Zillow Group, Inc. (Class A Stock)*	257	11,359
Zillow Group, Inc. (Class C Stock)*	308	13,629

		2,170,379

IT Services — 3.2%
Accenture PLC (Class A Stock)	680	115,735
Acxiom Holdings, Inc.*	81	4,002
Adyen NV (Netherlands), 144A*	5	4,092
Amadeus IT Group SA (Spain)	998	92,607
Automatic Data Processing, Inc.	362	54,539
Black Knight, Inc.*	724	37,612
Booz Allen Hamilton Holding Corp.	724	35,932
CoreLogic, Inc.*	150	7,412
CSG Systems International, Inc.	471	18,906
EPAM Systems, Inc.*	308	42,412
Euronet Worldwide, Inc.*	84	8,418
Fidelity National Information Services, Inc.	1,381	150,626
First Data Corp. (Class A Stock)*	408	9,984
First Derivatives PLC (United Kingdom)	293	15,767
Fiserv, Inc.*	948	78,096
FleetCor Technologies, Inc.*	296	67,441
Fujitsu Ltd. (Japan)	600	42,625
Global Payments, Inc.	545	69,433
Hexaware Technologies Ltd. (India)	1,734	10,243
Indra Sistemas SA (Spain)*	3,198	36,635
Infosys Ltd. (India)	796	8,027

A1281

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (Cont’d.)
Jack Henry & Associates, Inc.	202	$32,336
Keywords Studios PLC (Ireland)	461	11,715
Leidos Holdings, Inc.	91	6,294
Mastercard, Inc. (Class A Stock)	1,470	327,237
PayPal Holdings, Inc.*	1,547	135,888
Square, Inc. (Class A Stock)*	155	15,347
TravelSky Technology Ltd. (China) (Class H Stock)	4,000	10,457
Visa, Inc. (Class A Stock)	3,394	509,405
WEX, Inc.*	148	29,712
Wirecard AG (Germany)	311	67,637
Worldpay, Inc. (Class A Stock)*	718	72,712

		2,129,284

Leisure Products — 0.2%
American Outdoor Brands Corp.*	567	8,806
Brunswick Corp.	374	25,065
Polaris Industries, Inc.	199	20,089
Sega Sammy Holdings, Inc. (Japan)	1,300	19,139
Spin Master Corp. (Canada), 144A*	464	18,400
Thule Group AB (Sweden), 144A	457	11,053

		102,552

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	1,816	128,101
Charles River Laboratories International, Inc.*	169	22,737
Eurofins Scientific SE (Luxembourg)	21	11,915
Illumina, Inc.*	3	1,101
Lonza Group AG (Switzerland)*	43	14,645
PRA Health Sciences, Inc.*	44	4,848
Syneos Health, Inc.*	257	13,248
Tecan Group AG (Switzerland)	71	16,776
Thermo Fisher Scientific, Inc.	1,246	304,124

		517,495

Machinery — 1.1%
Aalberts Industries NV (Netherlands)	193	8,205
AGCO Corp.	43	2,614
Aida Engineering Ltd. (Japan)	600	5,354
Aumann AG (Germany), 144A	101	6,999
Caterpillar, Inc.	68	10,369
Colfax Corp.*	536	19,328
Escorts Ltd. (India)	775	6,535
Fortive Corp.(a)	1,048	88,242
Fujitec Co. Ltd. (Japan)	900	12,053
GEA Group AG (Germany)	1,197	42,539
Gima TT SpA (Italy), 144A	303	3,815
Graco, Inc.	753	34,894
Illinois Tool Works, Inc.	548	77,334
Konecranes OYJ (Finland)	166	6,347
Lincoln Electric Holdings, Inc.	288	26,911
Lonking Holdings Ltd. (China)	21,000	6,792
Manitex International, Inc.*	880	9,266
METAWATER Co. Ltd. (Japan)	200	5,752
Middleby Corp. (The)*(a)	190	24,577
Miura Co. Ltd. (Japan)	200	6,194
Mueller Water Products, Inc. (Class A Stock)	265	3,050

	Shares	Value
COMMON STOCKS (Continued)
Machinery (Cont’d.)
Norma Group SE (Germany)	182	$11,636
Obara Group, Inc. (Japan)	200	9,618
Oshkosh Corp.	262	18,665
PACCAR, Inc.	515	35,118
Pentair PLC (United Kingdom)	94	4,075
Rotork PLC (United Kingdom)	1,247	5,415
Sandvik AB (Sweden)	230	4,075
SG Blocks, Inc.*	1,023	4,092
Spirax-Sarco Engineering PLC (United
Kingdom)	103	9,790
Stanley Black & Decker, Inc.	750	109,830
Toro Co. (The)	70	4,198
Trinity Industries, Inc.	590	21,618
WABCO Holdings, Inc.*	188	22,173
Wabtec Corp.(a)	263	27,583

		695,056

Marine — 0.0%
Kirby Corp.*	293	24,099
SITC International Holdings Co. Ltd. (China)	10,000	8,074

		32,173

Media — 1.4%
A.H. Belo Corp. (Class A Stock)	2,240	10,303
Ascential PLC (United Kingdom)	4,497	24,537
Cable One, Inc.	35	30,926
Charter Communications, Inc. (Class A Stock)*(a)	115	37,476
Cineworld Group PLC (United Kingdom)	4,580	18,834
Comcast Corp. (Class A Stock)	4,223	149,536
Criteo SA (France), ADR*	850	19,499
Dish TV India Ltd. (India)*	4,213	3,341
Ebiquity PLC (United Kingdom)	1,631	958
Eutelsat Communications SA (France)	804	19,022
Liberty Broadband Corp. (Class A Stock)*	147	12,397
Liberty Broadband Corp. (Class C Stock)*	309	26,049
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,134	32,807
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,085	30,554
Liberty Latin America Ltd. (Chile) (Class A Stock)*	378	7,878
Liberty Latin America Ltd. (Chile) (Class C Stock)*	1,907	39,341
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	391	16,985
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	548	23,811
Naspers Ltd. (South Africa) (Class N Stock)	362	77,873
Omnicom Group, Inc.	290	19,726
oOh!media Ltd. (Australia)	2,049	7,601
Publicis Groupe SA (France)	604	36,045
Sirius XM Holdings, Inc.(a)	2,247	14,201
Twenty-First Century Fox, Inc. (Class A Stock)	1,056	48,924
Twenty-First Century Fox, Inc. (Class B Stock)	1,533	70,242
Walt Disney Co. (The)	559	65,369

A1282

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (Cont’d.)
World Wrestling Entertainment, Inc. (Class A Stock)	49	$4,740
WPP PLC (United Kingdom)	2,464	36,084
YouGov PLC (United Kingdom)	1,625	9,958

		895,017

Metals & Mining — 2.1%
Acerinox SA (Spain)	973	13,888
Alamos Gold, Inc. (Canada) (Class A Stock)	700	3,214
Alcoa Corp.*	121	4,888
Alumina Ltd. (Australia)	7,602	15,231
Anglo American PLC (South Africa)	1,511	33,818
Antofagasta PLC (Chile)	3,778	42,041
APERAM SA (Luxembourg)	129	5,899
ArcelorMittal (Luxembourg)	417	12,863
Aurubis AG (Germany)	62	4,326
B2Gold Corp. (Canada)*	4,200	9,560
BHP Billiton Ltd. (Australia)	5,124	128,597
BlueScope Steel Ltd. (Australia)	594	7,309
Boliden AB (Sweden)	1,066	29,659
Centamin PLC (Egypt)	10,555	14,593
Centerra Gold, Inc. (Canada)*	430	1,714
Cleveland-Cliffs, Inc.*	245	3,102
Coeur Mining, Inc.*	530	2,825
Detour Gold Corp. (Canada)*	309	2,498
Dundee Precious Metals, Inc. (Canada)*	900	2,118
Eramet (France)	37	3,907
Evolution Mining Ltd. (Australia)	9,265	18,102
Ferrexpo PLC (Switzerland)	1,343	3,498
First Majestic Silver Corp. (Canada)*	288	1,634
First Quantum Minerals Ltd. (Zambia)	918	10,455
Fortescue Metals Group Ltd. (Australia)	3,387	9,613
Fortuna Silver Mines, Inc. (Canada)*	1,233	5,384
Franco-Nevada Corp. (Canada)	1,495	93,521
Franco-Nevada Corp. (Canada)	193	12,072
Freeport-McMoRan, Inc.	1,290	17,957
Fresnillo PLC (Mexico)	520	5,569
Glencore PLC (Switzerland)*	11,354	48,954
Gold Resource Corp.	1,192	6,127
Guyana Goldfields, Inc. (Canada)*	1,000	2,206
Highland Gold Mining Ltd. (Russia)	1,200	2,285
Hindustan Zinc Ltd. (India)	1,118	4,447
Hitachi Metals Ltd. (Japan)	4,800	59,361
Hudbay Minerals, Inc. (Canada)	461	2,334
Independence Group NL (Australia)	3,258	10,950
JFE Holdings, Inc. (Japan)	1,600	36,707
KAZ Minerals PLC (Kazakhstan)	593	4,242
Kirkland Lake Gold Ltd. (Canada)	1,690	32,030
Labrador Iron Ore Royalty Corp. (Canada)	183	3,984
Lucara Diamond Corp. (Canada)	2,851	4,768
Lundin Mining Corp. (Chile)	2,743	14,526
Mitsui Mining & Smelting Co. Ltd. (Japan)	800	23,121
New Gold, Inc. (Canada)*	1,093	867
NMDC Ltd. (India)	3,634	5,661
Norsk Hydro ASA (Norway)	1,994	11,949
Northern Star Resources Ltd. (Australia)	5,543	33,342
Nucor Corp.	473	30,012
OceanaGold Corp. (Australia)	1,051	3,173
Osisko Gold Royalties Ltd. (Canada)	572	4,340

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (Cont’d.)
OZ Minerals Ltd. (Australia)	1,117	$7,526
Petra Diamonds Ltd. (South Africa)*	7,813	3,845
POSCO (South Korea)	83	22,004
Randgold Resources Ltd. (United Kingdom)	625	44,335
Regis Resources Ltd. (Australia)	2,561	6,913
Reliance Steel & Aluminum Co.	387	33,007
Rio Tinto PLC (Australia)	1,572	79,199
Roxgold, Inc. (Canada)*	900	571
Royal Gold, Inc.	193	14,873
Sandfire Resources NL (Australia)	467	2,506
Saracen Mineral Holdings Ltd. (Australia)*	10,746	14,482
SEMAFO, Inc. (Canada)*	2,000	4,707
Silvercorp Metals, Inc. (Canada)	600	1,468
Sims Metal Management Ltd.	255	2,332
South32 Ltd. (Australia)	37,587	106,123
Southern Copper Corp. (Peru)	430	18,550
Steel Dynamics, Inc.	660	29,825
Sumitomo Metal Mining Co. Ltd. (Japan)	1,100	38,469
Tahoe Resources, Inc.*	800	2,232
Teck Resources Ltd. (Canada) (Class B Stock)	1,333	32,125
Ternium SA (Luxembourg), ADR	210	6,361
Topy Industries Ltd. (Japan)	200	5,884
United States Steel Corp.	138	4,206
Vale SA (Brazil)	2,813	41,618
voestalpine AG (Austria)	96	4,392
Western Areas Ltd. (Australia)	2,161	4,150
Worthington Industries, Inc.	220	9,539

		1,406,483

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	1,156	21,536
Annaly Capital Management, Inc.	3,425	35,038
Apollo Commercial Real Estate Finance, Inc.	1,338	25,248
Cherry Hill Mortgage Investment Corp.	917	16,598
Ellington Residential Mortgage REIT	1,444	16,303
Sutherland Asset Management Corp.	1,019	16,966
Two Harbors Investment Corp.	1,080	16,124

		147,813

Multiline Retail — 0.5%
Dollar General Corp.	1,334	145,806
Dollar Tree, Inc.*	1,044	85,138
Lojas Renner SA (Brazil)	3,680	28,211
Next PLC (United Kingdom)	544	38,920
SACI Falabella (Chile)	1,211	9,856

		307,931

Multi-Utilities — 0.6%
CMS Energy Corp.	150	7,350
DTE Energy Co.	851	92,870
Engie SA (France)	1,575	23,171
NiSource, Inc.	2,234	55,671
Sempra Energy(a)	1,960	222,950

		402,012

Oil, Gas & Consumable Fuels — 3.8%
Advantage Oil & Gas Ltd. (Canada)*	1,047	2,918
Andeavor	428	65,697

A1283

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Cont’d.)
ARC Resources Ltd. (Canada)	568	$6,332
Arch Coal, Inc. (Class A Stock)	119	10,639
Birchcliff Energy Ltd. (Canada)	1,100	4,428
BP PLC (United Kingdom)	2,502	19,162
BP PLC (United Kingdom), ADR	3,167	145,999
Cabot Oil & Gas Corp.	1,215	27,362
Cairn Energy PLC (United Kingdom)*	1,632	4,956
California Resources Corp.*	66	3,203
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,047	34,195
Canadian Natural Resources Ltd. (Canada) (TSX)	1,557	50,869
Centennial Resource Development, Inc. (Class A Stock)*	493	10,772
Cheniere Energy, Inc.*	18	1,251
Chesapeake Energy Corp.*	874	3,924
Chevron Corp.	69	8,437
CNOOC Ltd. (China)	18,000	35,825
Concho Resources, Inc.*	574	87,679
ConocoPhillips	80	6,192
Continental Resources, Inc.*	99	6,760
Crew Energy, Inc. (Canada)*	700	1,019
Denbury Resources, Inc.*	568	3,522
Diamondback Energy, Inc.	399	53,941
Encana Corp. (Canada)	1,500	19,665
Energen Corp.*	322	27,747
Eni SpA (Italy)	4,169	78,693
EOG Resources, Inc.	773	98,612
Exxon Mobil Corp.	2,756	234,315
Galp Energia SGPS SA (Portugal) (Class B Stock)	544	10,791
Gulfport Energy Corp.*	629	6,548
Inpex Corp. (Japan)	2,600	32,381
Jagged Peak Energy, Inc.*	300	4,149
Kelt Exploration Ltd. (Canada)*	470	3,060
Koninklijke Vopak NV (Netherlands)	153	7,530
Kosmos Energy Ltd. (Ghana)*	2,708	25,320
Lundin Petroleum AB (Sweden)	182	6,952
Murphy Oil Corp.	164	5,468
Noble Energy, Inc.	139	4,335
Occidental Petroleum Corp.	1,545	126,953
Parsley Energy, Inc. (Class A Stock)*	539	15,766
PDC Energy, Inc.*	193	9,449
Penn Virginia Corp.*	49	3,946
Petronet LNG Ltd. (India)	7,346	22,757
Phillips 66	771	86,907
Pioneer Natural Resources Co.	44	7,664
Plains GP Holdings LP (Class A Stock)*	258	6,329
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1,946	68,025
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	3,989	47,560
SM Energy Co.	332	10,468
Suncor Energy, Inc. (Canada)	204	7,893
Targa Resources Corp.	406	22,862
Torchlight Energy Resources, Inc.*	7,678	7,371
TOTAL SA (France)	3,799	245,851
TOTAL SA (France), ADR	4,015	258,526
Tourmaline Oil Corp. (Canada)	270	4,753

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Cont’d.)
TransAtlantic Petroleum Ltd.*	3,994	$6,191
TransCanada Corp. (Canada) (NYSE)	5,524	223,501
TransCanada Corp. (Canada) (TSX)	1,030	41,674
Tullow Oil PLC (Ghana)*	875	2,989
Valero Energy Corp.	596	67,795
World Fuel Services Corp.	331	9,162
WPX Energy, Inc.*	684	13,762

		2,478,802

Paper & Forest Products — 0.1%
Daio Paper Corp. (Japan)	600	8,566
Louisiana-Pacific Corp.	463	12,265
Mercer International, Inc. (Canada)	275	4,620
Mondi PLC (United Kingdom)	166	4,552
Quintis Ltd. (Australia)*^	4,025	—
Verso Corp. (Class A Stock)*	118	3,973

		33,976

Personal Products — 0.2%
AMOREPACIFIC Group (South Korea)	35	2,947
Hengan International Group Co. Ltd. (China)	2,000	18,407
LG Household & Health Care Ltd. (South Korea)	65	74,761
Medifast, Inc.	18	3,988
Nu Skin Enterprises, Inc. (Class A Stock)	175	14,424
Oriflame Holding AG (Switzerland)	191	4,880
USANA Health Sciences, Inc.*	23	2,773

		122,180

Pharmaceuticals — 2.9%
Aerie Pharmaceuticals, Inc.*	41	2,524
Akorn, Inc.*	461	5,984
Aspen Pharmacare Holdings Ltd. (South Africa)	44	527
Astellas Pharma, Inc. (Japan)	5,500	95,981
AstraZeneca PLC (United Kingdom), ADR	2,479	98,094
Bayer AG (Germany)	1,908	168,882
Catalent, Inc.*	122	5,557
Chugai Pharmaceutical Co. Ltd. (Japan)	700	44,937
Corcept Therapeutics, Inc.*	164	2,299
CSPC Pharmaceutical Group Ltd. (China)	6,000	12,721
Durect Corp.*	4,983	5,481
Elanco Animal Health, Inc.*	62	2,163
Endo International PLC*	199	3,349
Endocyte, Inc.*	224	3,978
GlaxoSmithKline PLC (United Kingdom), ADR	2,186	87,812
Horizon Pharma PLC*	640	12,531
Johnson & Johnson	838	115,786
Laboratorios Farmaceuticos Rovi SA (Spain)	411	7,567
Merck & Co., Inc.	3,708	263,046
Merck KGaA (Germany)	388	40,040
MyoKardia, Inc.*	42	2,738
Novartis AG (Switzerland)	957	82,003
Pfizer, Inc.	10,610	467,583
Reata Pharmaceuticals, Inc. (Class A Stock)*	35	2,862

A1284

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (Cont’d.)
Roche Holding AG (Switzerland)	524	$126,813
Sanofi (France)	1,099	97,600
Sino Biopharmaceutical Ltd. (Hong Kong)	1,500	1,401
Supernus Pharmaceuticals, Inc.*	71	3,575
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	2,100	89,707
Torrent Pharmaceuticals Ltd. (India)	346	7,885
Zoetis, Inc.	790	72,332
Zogenix, Inc.*	69	3,422

		1,937,180

Professional Services — 0.5%
ALS Ltd. (Australia)	2,898	18,717
CBIZ, Inc.*	874	20,714
CoStar Group, Inc.*	90	37,876
DKSH Holding AG (Switzerland)	146	9,906
Equifax, Inc.	476	62,151
IHS Markit Ltd.*	18	971
Insperity, Inc.	49	5,780
Intertrust NV (Netherlands), 144A	363	6,713
Korn/Ferry International	60	2,954
ManpowerGroup, Inc.	192	16,504
Nielsen Holdings PLC	2,246	62,124
Persol Holdings Co. Ltd. (Japan)	1,600	37,491
TeamLease Services Ltd. (India)*	181	6,168
TransUnion	359	26,415

		314,484

Real Estate Management & Development — 0.6%
ADO Properties SA (Germany), 144A	229	13,707
Aedas Homes SAU (Spain), 144A*	375	11,875
Altus Group Ltd. (Canada)	328	7,773
BR Malls Participacoes SA (Brazil)*	1,554	3,713
China Overseas Land & Investment Ltd. (China)	10,000	31,297
Emaar Malls PJSC (United Arab Emirates)	5,410	2,691
Emaar Properties PJSC (United Arab Emirates)	13,535	18,252
Hang Lung Properties Ltd. (Hong Kong)	4,000	7,808
Heiwa Real Estate Co. Ltd. (Japan)	200	3,536
Hongkong Land Holdings Ltd. (Hong Kong)	7,700	50,981
Hufvudstaden AB (Sweden) (Class A Stock)	690	10,493
Hysan Development Co. Ltd. (Hong Kong)	2,000	10,106
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,250	9,589
Instone Real Estate Group AG (Germany), 144A*	398	11,275
Jones Lang LaSalle, Inc.	173	24,967
Kojamo OYJ (Finland)*	669	7,314
Mitsubishi Estate Co. Ltd. (Japan)	1,000	16,979
Mitsui Fudosan Co. Ltd. (Japan)	800	18,908
Multiplan Empreendimentos Imobiliarios SA (Brazil)	774	3,601
PSP Swiss Property AG (Switzerland)	633	61,303
Realogy Holdings Corp.	707	14,592
Sun Hung Kai Properties Ltd. (Hong Kong)	1,500	21,822

		362,582

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	59	$12,504
Canadian Pacific Railway Ltd. (Canada) (TSX)	192	40,615
CSX Corp.	369	27,324
Hertz Global Holdings, Inc.*	338	5,520
Kansas City Southern	448	50,749
Norfolk Southern Corp.	20	3,610
Old Dominion Freight Line, Inc.	102	16,449
PAM Transportation Services, Inc.*	122	7,941
Union Pacific Corp.	437	71,157

		235,869

Semiconductors & Semiconductor Equipment — 2.0%
AIXTRON SE (Germany)*	1,465	14,794
ams AG (Austria)*	130	7,257
ASML Holding NV (Netherlands)	294	54,829
ASML Holding NV (Netherlands) (NYSE)	5	940
Broadcom, Inc.	85	20,972
Cree, Inc.*	326	12,346
Cypress Semiconductor Corp.	833	12,070
DB HiTek Co. Ltd. (South Korea)	621	8,845
Disco Corp. (Japan)	100	16,685
Infineon Technologies AG (Germany)	763	17,300
Integrated Device Technology, Inc.*	574	26,984
IQE PLC (United Kingdom)*	13,483	14,422
Lam Research Corp.	193	29,278
LEENO Industrial, Inc. (South Korea)	90	5,338
Marvell Technology Group Ltd.	1,434	27,676
Maxim Integrated Products, Inc.	1,807	101,897
Microchip Technology, Inc.(a)	605	47,741
Micron Technology, Inc.*	547	24,741
MKS Instruments, Inc.	49	3,927
Monolithic Power Systems, Inc.	142	17,825
NVIDIA Corp.	321	90,207
NXP Semiconductors NV (Netherlands)	1,360	116,279
QUALCOMM, Inc.(a)	983	70,805
QuickLogic Corp.*	6,419	6,419
Renesas Electronics Corp. (Japan)*	2,200	13,745
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	33,000	282,767
Teradyne, Inc.	144	5,325
Texas Instruments, Inc.	2,052	220,159
Universal Display Corp.	42	4,952
Xilinx, Inc.	153	12,266

		1,288,791

Software — 3.7%
Activision Blizzard, Inc.	442	36,770
Aspen Technology, Inc.*	23	2,620
CDK Global, Inc.	509	31,843
Cyient Ltd. (India)	1,100	11,320
Dell Technologies, Inc. (Class V Stock)*	399	38,751
Descartes Systems Group, Inc. (The) (Canada)*	271	9,192
Douzone Bizon Co. Ltd. (South Korea)	170	9,367
Electronic Arts, Inc.*	371	44,702
Ellie Mae, Inc.*	194	18,385
Fortinet, Inc.*	381	35,155

A1285

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (Cont’d.)
Globant SA (Argentina)*	240	$14,158
Guidewire Software, Inc.*	233	23,535
HubSpot, Inc.*	26	3,925
Intuit, Inc.	596	135,530
Microsoft Corp.	9,897	1,131,920
Paycom Software, Inc.*	42	6,527
Pivotal Software, Inc. (Class A Stock)*	304	5,952
PTC, Inc.*(a)	269	28,565
Red Hat, Inc.*	350	47,698
RingCentral, Inc. (Class A Stock)*	52	4,839
salesforce.com, Inc.*	1,151	183,044
Sea Ltd. (Thailand), ADR*	1,703	23,552
ServiceNow, Inc.*	810	158,460
Sophos Group PLC (United Kingdom), 144A	1,576	10,022
Splunk, Inc.*	482	58,279
SS&C Technologies Holdings, Inc.	693	39,383
Symantec Corp.	2,305	49,050
Synopsys, Inc.*	683	67,351
Tableau Software, Inc. (Class A Stock)*	317	35,422
Ultimate Software Group, Inc. (The)*	43	13,854
VMware, Inc. (Class A Stock)*	414	64,609
WANdisco PLC (United Kingdom)*	589	4,896
Workday, Inc. (Class A Stock)*	540	78,829
Zendesk, Inc.*	88	6,248

		2,433,753

Specialty Retail — 0.9%
American Eagle Outfitters, Inc.	180	4,469
Burlington Stores, Inc.*	196	31,932
CarMax, Inc.*	187	13,963
Carvana Co.*	65	3,841
Chow Sang Sang Holdings International Ltd. (Hong Kong)	2,000	3,929
Dick’s Sporting Goods, Inc.	280	9,934
Dixons Carphone PLC (United Kingdom)	12,218	26,996
Dufry AG (Switzerland)*	69	7,764
Five Below, Inc.*	61	7,934
GrandVision NV (Netherlands), 144A	435	10,689
Home Depot, Inc. (The)	817	169,242
Kingfisher PLC (United Kingdom)	8,293	27,815
Michaels Cos., Inc. (The)*	733	11,897
Mr. Price Group Ltd. (South Africa)	207	3,343
O’Reilly Automotive, Inc.*	7	2,431
RH*	21	2,751
Ross Stores, Inc.	2,149	212,966
SMCP SA (France), 144A*	491	13,711
Tractor Supply Co.	285	25,901
Ulta Beauty, Inc.*	7	1,975
Vivo Energy PLC (Morocco), 144A	2,862	4,836
VT Holdings Co. Ltd. (Japan)	1,200	5,299
Yellow Hat Ltd. (Japan)	300	8,021

		611,639

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	1,378	311,070
Catcher Technology Co. Ltd. (Taiwan)	1,000	11,009
NCR Corp.*	507	14,404
Samsung Electronics Co. Ltd. (South Korea)	4,879	204,221

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (Cont’d.)
Xaar PLC (United Kingdom)	1,163	$2,488

		543,192

Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	1,800	26,799
Brunello Cucinelli SpA (Italy)	176	6,857
Burberry Group PLC (United Kingdom)	2,349	61,717
Canada Goose Holdings, Inc. (Canada)*	160	10,326
Carter’s, Inc.	186	18,340
Forward Industries, Inc.*	6,879	10,525
Lululemon Athletica, Inc.*	184	29,898
Luthai Textile Co. Ltd. (China) (Class B Stock)	6,300	7,480
Moncler SpA (Italy)	286	12,296
NIKE, Inc. (Class B Stock)	386	32,702
Pacific Textiles Holdings Ltd. (Hong Kong)	1,000	853
Skechers U.S.A., Inc. (Class A Stock)*	392	10,949
Ted Baker PLC (United Kingdom)	176	5,305

		234,047

Thrifts & Mortgage Finance — 0.3%
Home Federal Bancorp Inc.	475	16,155
Housing Development Finance Corp. Ltd. (India)	3,863	93,631
MGIC Investment Corp.*	1,309	17,423
Poage Bankshares, Inc.	629	15,945
Waterstone Financial, Inc.	1,511	25 ,914

		169,068

Tobacco — 0.7%
British American Tobacco PLC (United Kingdom)	3,541	165,244
Japan Tobacco, Inc. (Japan)	3,200	83,650
KT&G Corp. (South Korea)	280	26,218
Philip Morris International, Inc.	2,561	208,824

		483,936

Trading Companies & Distributors — 0.4%
Ahlsell AB (Sweden), 144A	1,372	7,672
Beacon Roofing Supply, Inc.*	40	1,448
Brenntag AG (Germany)	124	7,644
Hanwa Co. Ltd. (Japan)	300	9,964
HD Supply Holdings, Inc.*	264	11,297
Herc Holdings, Inc.*	230	11,776
Huttig Building Products, Inc.*	2,289	9,660
IMCD NV (Netherlands)	174	13,543
NOW, Inc.*	709	11,734
Rexel SA (France)	2,565	38,497
SiteOne Landscape Supply, Inc.*	65	4,897
Sumitomo Corp. (Japan)	5,500	91,558
Watsco, Inc.	139	24,756

		244,446

Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)	4,500	9,121
DP World Ltd. (United Arab Emirates)	460	8,766
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	30	6,154

		24,041

A1286

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities — 0.1%
American States Water Co.	421	$25,740
American Water Works Co., Inc.	480	42,226
California Water Service Group	628	26,941

		94,907

Wireless Telecommunication Services — 0.3%
Sarana Menara Nusantara Tbk PT (Indonesia)	498,500	16,382
Shenandoah Telecommunications Co.	463	17,941
T-Mobile US, Inc.*	1,020	71,584
Vodafone Group PLC (United Kingdom)	20,532	44,002
Vodafone Group PLC (United Kingdom), ADR	2,475	53,708

		203,617

TOTAL COMMON STOCKS (cost $41,515,535)		47,858,853

PREFERRED STOCKS — 0.3%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	1,572	11,125
Itau Unibanco Holding SA (Brazil) (PRFC)	4,494	49,107

		60,232

Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%*	51	2,933

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%	632	35,992

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson and Co., CVT, 6.125%	264	17,255

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	32	3,749

Industrials — 0.0%
Fortive Corp., CVT, 5.000%	13	14,025

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	10,900	9,177

Metals & Mining — 0.0%
Bradespar SA (Brazil) (PRFC)	400	3,655

Multi-Utilities — 0.1%
DTE Energy Co., CVT, 6.500%	50	2,586
Sempra Energy, CVT, 6.000%	171	17,244
Sempra Energy, CVT, 6.750%	118	11,894

		31,724

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	426	14,528

TOTAL PREFERRED STOCKS (cost $174,096)		193,270

UNAFFILIATED FUNDS** — 9.1%
T. Rowe Price Emerging Markets Bond Fund	191,302	2,188,491
T. Rowe Price Institutional Floating Rate Fund	229,454	2,292,248
T. Rowe Price Institutional High Yield Fund	172,266	1,496,990

TOTAL UNAFFILIATED FUNDS (cost $6,162,692)		5,977,729

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.2%
Ally Auto Receivables Trust,
Series 2015-1, Class A4
1.750%	05/15/20	4	$3,732
BMW Vehicle Lease Trust,
Series 2017-2, Class A3
2.070%	10/20/20	5	4,955
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A4
2.130%	05/20/20	9	8,895
Series 2015-4, Class A4
2.010%	07/20/20	15	14,974
CarMax Auto Owner Trust,
Series 2015-3, Class A4
1.980%	02/16/21	5	4,965
Series 2017-4, Class A3
2.110%	10/17/22	5	4,922
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class A3
2.810%	12/16/22	15	14,898
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	5	4,972
Santander Retail Auto Lease Trust,
Series 2017-A, Class A3, 144A
2.220%	01/20/21	5	4,950
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	6	5,567
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%	12/15/20	13	12,731
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22	15	14,887
Series 2016-A, Class A3
1.770%	09/15/21	7	6,922
Series 2018-A, Class A2
2.190%	05/17/21	10	9,531

			116,901

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class A
2.620%	10/15/25	10	9,692

Equipment — 0.0%
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	4	3,667
Series 2017-C, Class A3
2.080%	02/15/23	5	4,913

			8,580

Other — 0.2%
Driven Brands Funding LLC,
Series 2018-1A, Class A2, 144A
4.739%	04/20/48	25	24,784
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	25	24,432

A1287

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Other (cont’d.)
Sonic Capital LLC,
Series 2018-1A, Class A2, 144A
4.026%	02/20/48	50	$49,154
Wendys Funding LLC,
Series 2018-1A, Class A2I, 144A
3.573%	03/15/48	50	47,749

			146,119

TOTAL ASSET-BACKED SECURITIES (cost $285,826)			281,292

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Ashford Hospitality Trust,
Series 2018-ASHF, Class A,
1 Month LIBOR + 0.900%, 144A
3.058%(c)	04/15/35	19	18,705
BX Trust,
Series 2018-GW, Class A,
1 Month LIBOR + 0.800%, 144A
2.958%(c)	05/15/35	10	9,969
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	9,868
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,095
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	3	2,564
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,030
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,020
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	10	9,558
Series K716, Class A1
2.415%	01/25/21	5	4,564
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,065
Series 2018-GS9, Class A4
3.992%(cc)	03/10/51	10	10,137
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	10	10,171
Series 2014-C22, Class A1
1.451%	09/15/47	1	826
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,106
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,056
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,015
Series 2015-C27, Class AS
4.068%	12/15/47	15	15,078

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	$9,959
Series 2015-NXS2, Class A5
3.767%(cc)	07/15/58	10	10,032
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,153

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $194,844)			191,971

CORPORATE BONDS — 3.0%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	5	5,000
3.750%	02/15/23	10	9,897
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	9,498
3.650%	11/01/24	5	4,858

			29,253

Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,263
United Technologies Corp.,
Sr. Unsec’d. Notes
3.350%	08/16/21	10	9,986

			20,249

Airlines — 0.1%
American Airlines 2014-1 Class A Pass Through Trust,
Pass-Through Certificates^
3.700%	04/01/28	4	3,923
American Airlines 2015-1 Class A Pass Through Trust,
Pass-Through Certificates
3.375%	11/01/28	9	8,214
Delta Air Lines 2015-1 Class B Pass Through Trust,
Pass-Through Certificates
4.250%	01/30/25	8	7,989
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	15	14,879
United Airlines 2014-1 Class B Pass Through Trust,
Pass-Through Certificates^
4.750%	10/11/23	4	3,633

			38,638

Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,789
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	5	5,004

A1288

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
3.450%	03/12/21	20	$19,774
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
3.650%	09/21/21	10	10,025
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21	30	29,863

			69,455

Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	10	9,668
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	20	20,001
4.244%	04/24/38	20	19,525
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21	25	24,900
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	9,989
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	24,228
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%	01/10/28	10	9,708
Sub. Notes
4.450%	09/29/27	10	9,884
4.600%	03/09/26	10	10,066
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,127
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	10	9,898
3.000%	04/26/22	15	14,696
3.850%	01/26/27	10	9,702
Sub. Notes
5.150%	05/22/45	5	5,103
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.750%	06/23/20	10	9,925
3.882%	07/24/38	20	18,680
Sub. Notes
3.375%	05/01/23	25	24,540
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	9,932
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
2.750%	07/15/20	16	15,956
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.125%	01/23/23	15	$14,627
Sr. Unsec’d. Notes, MTN
3.971%	07/22/38	15	14,005
4.300%	01/27/45	5	4,817
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	14,938
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	9,923
SunTrust Bank,
Sr. Unsec’d. Notes
3.502%	08/02/22	20	19,932
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	30	29,281
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	9,986
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	15	14,808

			398,845

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	15	14,575
4.900%	02/01/46	10	10,113
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	15	14,973
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	4,976

			44,637

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,011
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	10	9,970
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	5	4,959
3.250%	09/01/22	5	4,975

			24,915

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	1,924

Commercial Services — 0.0%
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	4,789

A1289

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	$5,114
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	4,911

			14,814

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	25	24,522
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	5	4,958
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	5	4,951

			34,431

Diversified Financial Services — 0.1%
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	5	4,903
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	10	9,768
3.500%	01/15/22	5	4,964
3.625%	04/01/27	5	4,617
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	5	4,943
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,766
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/15/21	20	19,861
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	4,781
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	14,383

			72,986

Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,046
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	13,550
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	5	4,933
Sr. Unsec’d. Notes
2.500%	12/01/19	5	4,961

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes
3.300%	01/15/28	5	$4,715
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	5	4,986
5.200%	10/01/19	5	5,105
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	10	12,907
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,118
Georgia Power Co.,
Sr. Unsec’d. Notes
2.000%	09/08/20	15	14,624
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	14,388
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,054
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	02/01/20	30	29,626

			140,013

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	9,974
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	5	4,998
4.550%	10/30/24	15	15,158

			30,130

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	5	4,768

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	10,169

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	9,484
3.950%	03/30/48	15	13,463

			22,947

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	10	9,996

Healthcare-Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	25	23,906

A1290

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	$4,919
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19	20	19,907

			48,732

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,563
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	5	4,921
4.650%	01/15/43	15	14,767
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,645
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	24,809
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	20	19,674
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	07/15/23	25	24,924
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	4,980
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	14,746
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,798
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,024

			133,851

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	4,978
3.300%	03/01/21	5	4,990
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	4,952
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	14,650
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	20	20,003
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	5	4,901

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
3.500%	06/03/24	10	$9,792
4.350%	01/30/47	5	4,779
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	15	14,791
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	9,691
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	19,403

			112,930

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	4,824
3.875%	08/22/37	10	9,791
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,913

			19,528

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	15	14,977

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	15	14,735
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26	15	14,584

			29,319

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,154
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	10,313
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	5	4,936
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,609
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,060

			40,072

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
2.200%	01/09/20	15	14,841

A1291

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	$9,722

Oil & Gas — 0.1%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19	5	4,948
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	5	4,772
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	9,777
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	01/30/23	10	9,480
6.625%	06/15/35	10	9,935
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	9,782
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	9,382

			58,076

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	5	4,903
3.650%	09/15/24	5	4,921

			9,824

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	10	9,679
4.500%	05/14/35	10	9,605
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20	35	35,005
3.500%	07/20/22	5	4,962
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21	2	2,002
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	20	19,682
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	5	5,061
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	5	4,843
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	20	19,675

			110,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	$5,074
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	4,992
Enbridge, Inc. (Canada),
Sub. Notes
6.000%	01/15/77	5	4,804
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,077
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,812
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	9,701
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	15	14,124

			48,584

Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	4,982
3.625%	11/15/27	35	32,728
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,818
3.900%	03/15/27	5	4,750
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	9,557
4.750%	05/15/47	5	4,740
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	9,816
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	9,305
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	4,781
4.250%	08/15/29	5	4,857
4.375%	10/01/25	5	4,987
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	4,919
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	4,892

			105,132

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	4,641

A1292

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
3.750%	06/01/27	15	$14,486
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	18,973
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	4,948

			43,048

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	10	9,937
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	20	19,379
3.000%	01/15/22	15	14,614
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.000%	05/20/22	10	9,839

			53,769

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	10,432
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	9,950
2.400%	09/15/23	25	23,853

			44,235

Telecommunications — 0.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.800%	02/15/19	10	10,116
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	20	18,134

			28,250

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	9,895
4.150%	04/01/45	10	9,863

			19,758

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	4,937
3.500%	03/15/28	15	13,791
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	9,948

			28,676

TOTAL CORPORATE BONDS (cost $1,980,005)			1,942,008

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS — 0.2%
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	$4,850
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	19,247
3.300%	03/15/28	20	19,633
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	9,554
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	20,053
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	20	19,728
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24	10	9,780

TOTAL SOVEREIGN BONDS (cost $104,694)			102,845

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	5	7,281
University of California,
Revenue Bonds, Series J
4.131%	05/15/45	5	4,984

			12,265

Florida — 0.0%
County of Miami-Dade FL Transit System,
Revenue Bonds, BABs
5.624%	07/01/40	10	11,652
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	5	4,950

			16,602

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	15	17,753

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	10	9,294

Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36	15	14,816

TOTAL MUNICIPAL BONDS (cost $72,807)			70,730

A1293

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C07, Class 2M1, 1 Month LIBOR + 1.300%
3.516%(c)	05/25/29	3	$3,069
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2018-SPI2, Class M1, 144A
3.820%(cc)	05/25/48	14	14,065
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	10	9,619

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $26,425)			26,753

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Bank
1.375%	05/28/19	30	29,779
1.375%	09/28/20	40	38,874
Federal National Mortgage Assoc.
1.250%	08/17/21	20	19,105

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $89,851)			87,758

U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Bonds
2.250%	08/15/46	85	70,191
2.500%	02/15/45	128	112,105
2.750%	11/15/42	10	9,255
2.750%	08/15/47	155	141,952
2.875%	08/15/45	80	75,331
3.000%	11/15/44	45	43,437
3.000%	05/15/45	5	4,825
3.000%	11/15/45	50	48,221
3.000%	02/15/47	85	81,915
3.000%	05/15/47	15	14,447
3.000%	02/15/48	40	38,495
3.000%	08/15/48	75	72,179
3.125%	11/15/41	133	131,680
3.125%	02/15/43	18	17,288
3.125%	08/15/44	102	100,721
3.125%	05/15/48	15	14,800
3.375%	05/15/44	5	5,156
3.500%	02/15/39	50	52,674
3.625%	08/15/43	50	53,654
4.500%	02/15/36	67	79,494
4.500%	05/15/38	225	269,965
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	139	148,538
0.125%	04/15/20	596	633,092
0.125%	04/15/21	844	878,760
0.125%	01/15/22	551	597,864
0.125%	04/15/22	623	626,888
0.125%	07/15/22	160	171,086
0.125%	01/15/23	211	222,479
0.250%	01/15/25	298	304,208
0.375%	07/15/25	108	111,498
0.375%	01/15/27	93	92,614
0.375%	07/15/27	136	133,845

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.500%	01/15/28	131	$128,420
0.625%	04/15/23	308	308,822
0.625%	01/15/24	749	797,534
0.625%	01/15/26	117	121,395
0.625%	02/15/43	34	34,157
0.750%	02/15/42	15	15,174
0.750%	02/15/45	40	39,782
0.875%	02/15/47	13	12,976
1.000%	02/15/46	135	142,108
1.000%	02/15/48	17	17,155
1.750%	01/15/28	11	14,161
2.000%	01/15/26	30	40,969
2.125%	01/15/19	50	58,477
2.125%	02/15/40	18	25,352
2.125%	02/15/41	29	40,592
2.500%	01/15/29	59	79,297
3.375%	04/15/32	11	19,907
3.875%	04/15/29	6	12,430
U.S. Treasury Notes
1.125%	07/31/21	10	9,525
1.125%	08/31/21	10	9,510
1.625%	08/31/22(k)	205	195,166
1.625%	11/15/22	75	71,200
1.750%	05/31/22	15	14,394
1.875%	03/31/22	20	19,314
2.000%	02/15/22	15	14,566
2.000%	11/30/22	10	9,635
2.250%	11/15/24	5	4,792
2.250%	11/15/25	110	104,556
2.250%	02/15/27	20	18,826
2.250%	08/15/27	205	192,252
2.625%	07/31/20	10	9,967
2.625%	11/15/20	18	17,917
2.750%	07/31/23	10	9,911
2.750%	08/31/23	200	198,250
2.875%	08/15/28	10	9,846

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,362,353)			8,176,992

TOTAL LONG-TERM INVESTMENTS (cost $58,969,128)			64,910,201

		Shares
SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)		961,391	961,391
PGIM Institutional Money Market Fund (cost $1,176,347; includes $1,174,457 of cash collateral for securities on loan)(b)(w)		1,176,176	1,176,294

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,137,738)			2,137,685

A1294

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Value
TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.9% (cost $61,106,866)	$67,047,886

OPTION WRITTEN~* — (0.1)%
(premiums received $83,940)	(78,200)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.8%
(cost $61,022,926)	66,969,686
Liabilities in excess of other assets(z) — (1.8)%	(1,170,487)

NET ASSETS — 100.0%	$65,799,199

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,337 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,130,299; cash collateral of $1,174,457 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	11/16/18	$2,920.00	20	2	$(78,200)

(premiums received $83,940)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Dec. 2018	$632,203	$(1,394)
1	20 Year U.S. Treasury Bonds	Dec. 2018	140,500	219
10	S&P 500 E-Mini Index	Dec. 2018	1,459,500	(265)

				(1,440)

Short Positions:
8	5 Year U.S. Treasury Notes	Dec. 2018	899,813	(706)
2	10 Year U.S. Treasury Notes	Dec. 2018	237,563	1,617

				911

				$(529)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contract:
Japanese Yen,
Expiring 10/15/18	Bank of America	JPY	2,766	$24,961	$24,375	$586	$—

A1295

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs &
Co.	$ —	$113,291

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$34,899,911	$12,957,161	$1,781
Preferred Stocks	174,993	18,277	—
Unaffiliated Funds	5,977,729	—	—
Asset-Backed Securities
Automobiles	—	116,901	—
Credit Cards	—	9,692	—
Equipment	—	8,580	—
Other	—	146,119	—
Commercial Mortgage-Backed Securities	—	191,971	—
Corporate Bonds	—	1,934,452	7,556
Sovereign Bonds	—	102,845	—
Municipal Bonds	—	70,730	—
Residential Mortgage-Backed Securities	—	26,753	—
U.S. Government Agency Obligations	—	87,758	—
U.S. Treasury Obligations	—	8,176,992	—
Affiliated Mutual Funds	2,137,685	—	—
Option Written	(78,200)	—	—
Other Financial Instruments*
Futures Contracts	(529)	—	—
OTC Forward Foreign Currency Exchange Contract	—	586	—

Total	$43,111,589	$23,848,817	$9,337

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1296

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.5%
COMMON STOCKS — 73.7%
Aerospace & Defense — 2.2%
Aerovironment, Inc.*	5,500	$616,935
Airbus SE (France)	12,249	1,537,915
Astrotech Corp.*	7,086	19,628
Axon Enterprise, Inc.*	4,400	301,092
Boeing Co. (The)	38,158	14,190,960
CAE, Inc. (Canada)	14,900	302,464
Cobham PLC (United Kingdom)*	503,426	764,796
Dassault Aviation SA (France)	1,665	3,087,063
Harris Corp.	7,329	1,240,140
Hexcel Corp.	3,610	242,051
L3 Technologies, Inc.	572	121,619
Leonardo SpA (Italy)	67,917	816,764
Meggitt PLC (United Kingdom)	229,153	1,692,299
Northrop Grumman Corp.	33,168	10,526,528
Rolls-Royce Holdings PLC (United Kingdom)*	189,601	2,438,877
Spirit AeroSystems Holdings, Inc. (Class A Stock)	900	82,503
Textron, Inc.	11,116	794,461
Thales SA (France)	23,806	3,382,791
United Technologies Corp.	8,537	1,193,558

		43,352,444

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	7,823	766,028
FedEx Corp.	6,827	1,643,873
Sinotrans Ltd. (China) (Class H Stock)	607,000	247,119
United Parcel Service, Inc. (Class B Stock)	4,559	532,263
XPO Logistics, Inc.*	4,100	468,097

		3,657,380

Airlines — 0.5%
Air Arabia PJSC (United Arab Emirates)	604,960	158,081
Alaska Air Group, Inc.(a)	15,098	1,039,648
American Airlines Group, Inc.(a)	58,593	2,421,649
Azul SA (Brazil), ADR*(a)	12,161	216,344
Delta Air Lines, Inc.	23,619	1,365,887
Flybe Group PLC (United Kingdom)*	121,418	61,753
JetBlue Airways Corp.*	22,500	435,600
Ryanair Holdings PLC (Ireland), ADR*	14,210	1,364,728
Southwest Airlines Co.	40,160	2,507,992
Spirit Airlines, Inc.*(a)	6,330	297,320
United Continental Holdings, Inc.*	6,348	565,353

		10,434,355

Auto Components — 0.8%
Aptiv PLC	9,669	811,229
Autoliv, Inc. (Sweden)(a)	4,330	375,324
Bridgestone Corp. (Japan)	26,300	991,702
CIE Automotive SA (Spain)	9,159	286,808
Gentex Corp.	22,362	479,889
Hyundai Mobis Co. Ltd. (South Korea)	3,179	652,351
Koito Manufacturing Co. Ltd. (Japan)	17,400	1,139,853
Lear Corp.	2,230	323,350
Magna International, Inc. (Canada)	102,816	5,400,924
Mando Corp. (South Korea)	7,410	230,482
Musashi Seimitsu Industry Co. Ltd. (Japan)	27,400	446,723
NGK Spark Plug Co. Ltd. (Japan)	10,900	317,361

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Nifco, Inc. (Japan)	10,000	$268,600
Nippon Seiki Co. Ltd. (Japan)	17,800	337,590
Press Kogyo Co. Ltd. (Japan)	28,100	148,388
S&T Motiv Co. Ltd. (South Korea)	2,506	67,978
Stanley Electric Co. Ltd. (Japan)	70,800	2,418,298
Sumitomo Rubber Industries Ltd. (Japan)	95,900	1,436,487
Varroc Engineering Ltd. (India), 144A*	15,625	189,239
Veoneer, Inc. (Sweden)*(a)	7,030	387,142
Workhorse Group, Inc.*(a)	63,300	67,731

		16,777,449

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	19,202	1,724,193
Ferrari NV (Italy)(a)	1,609	220,288
Mitsubishi Motors Corp. (Japan)	227,300	1,602,716
Suzuki Motor Corp. (Japan)	18,000	1,030,131
Tesla, Inc.*(a)	14,434	3,821,690
Toyota Motor Corp. (Japan)	45,500	2,840,581

		11,239,599

Banks — 5.0%
ABN AMRO Group NV (Netherlands), CVA, 144A	81,517	2,217,902
Absa Group Ltd. (South Africa)	96,224	1,032,874
Access National Corp.(a)	14,600	395,805
Axis Bank Ltd. (India)*	226,175	1,915,410
Banco Bradesco SA (Brazil), ADR	189,200	1,339,536
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), ADR	132,252	1,026,276
Bank Central Asia Tbk PT (Indonesia)	1,332,000	2,160,542
Bank of the Ryukyus Ltd. (Japan)	11,700	142,677
BankUnited, Inc.	13,700	484,980
BAWAG Group AG (Austria), 144A	22,454	1,043,887
BNP Paribas SA (France)	89,583	5,485,908
Boston Private Financial Holdings, Inc.	31,125	424,856
CaixaBank SA (Spain)	323,967	1,478,264
CIT Group, Inc.	10,161	524,409
Citigroup, Inc.	47,116	3,380,102
Commerzbank AG (Germany)*	118,972	1,236,383
County Bancorp, Inc.	5,600	140,560
Credicorp Ltd. (Peru)	5,067	1,130,346
Danske Bank A/S (Denmark)	20,031	525,932
Eagle Bancorp, Inc.*	8,230	416,438
East West Bancorp, Inc.	1,553	93,755
Erste Group Bank AG (Austria)*	131,252	5,448,806
FinecoBank Banca Fineco SpA (Italy)	45,446	607,270
First Abu Dhabi Bank PJSC (United Arab Emirates)	418,944	1,631,064
First Business Financial Services, Inc.	10,300	238,754
First Internet Bancorp	14,030	427,214
First Republic Bank(a)	32,424	3,112,704
Fukuoka Financial Group, Inc. (Japan)	10,800	296,381
Home BancShares, Inc.	22,580	494,502
Investors Bancorp, Inc.	39,971	490,444
JPMorgan Chase & Co.	176,076	19,868,416
KBC Group NV (Belgium)	15,215	1,137,551
Lloyds Banking Group PLC (United Kingdom)	2,562,786	1,974,239

A1297

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	522,300	$3,245,869
National Bank of Canada (Canada)	32,150	1,605,695
Nordea Bank AB (Sweden)	185,820	2,024,450
Park National Corp.	4,540	479,242
Pinnacle Financial Partners, Inc.(a)	8,700	523,305
PNC Financial Services Group, Inc. (The)	28,754	3,916,007
Preferred Bank	2,044	119,574
Renasant Corp.	10,730	442,183
Seacoast Banking Corp. of Florida*(a)	15,000	438,000
Signature Bank	5,119	587,866
Sterling Bancorp	24,500	539,000
TCF Financial Corp.	23,015	547,987
U.S. Bancorp	126,223	6,665,837
UniCredit SpA (Italy)	163,577	2,457,213
United Overseas Bank Ltd. (Singapore)	107,400	2,127,522
Van Lanschot Kempen NV (Netherlands), CVA	11,713	309,329
Wells Fargo & Co.	233,874	12,292,417
WesBanco, Inc.	7,633	340,279
Yes Bank Ltd. (India)	135,141	342,482

		101,328,444

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	11,612	1,014,798
Baron de Ley (Spain)*	922	122,795
Britvic PLC (United Kingdom)	86,642	882,891
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	36,600	977,389
Coca-Cola Bottling Co. Consolidated	740	134,887
Coca-Cola Co. (The)	21,487	992,485
Constellation Brands, Inc. (Class A Stock)	134	28,893
Diageo PLC (United Kingdom)	28,967	1,025,363
Keurig Dr. Pepper, Inc.	18,153	420,605
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	10,599	1,125,026
National Beverage Corp.*	4,210	490,970
PepsiCo, Inc.	34,671	3,876,218
Sichuan Swellfun Co. Ltd. (China) (Class A Stock)	59,712	354,619
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	254,000	1,192,484

		12,639,423

Biotechnology — 1.2%
3SBio, Inc. (China), 144A	189,500	318,395
Abcam PLC (United Kingdom)	57,361	1,070,992
ACADIA Pharmaceuticals, Inc.*(a)	11,800	244,967
Acceleron Pharma, Inc.*	9,320	533,384
Aimmune Therapeutics, Inc.*(a)	15,800	431,023
Alexion Pharmaceuticals, Inc.*	19,396	2,696,238
Alkermes PLC*(a)	11,160	473,630
Alnylam Pharmaceuticals, Inc.*	4,200	367,583
Biogen, Inc.*	2,056	726,405
BioMarin Pharmaceutical, Inc.*	7,855	761,699
Bluebird Bio, Inc.*(a)	3,900	569,400
Calithera Biosciences, Inc.*	22,800	119,700
Celgene Corp.*	13,267	1,187,264
Celldex Therapeutics, Inc.*	55,502	25,031

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Clovis Oncology, Inc.*	6,700	$196,779
Exact Sciences Corp.*(a)	16,285	1,285,212
FibroGen, Inc.*	8,600	522,450
Genus PLC (United Kingdom)	8,250	257,241
Gilead Sciences, Inc.	14,476	1,117,692
Grifols SA (Spain)	23,490	661,087
Grifols SA (Spain), ADR	74,540	1,592,920
Ionis Pharmaceuticals, Inc.*(a)	8,879	457,979
Neurocrine Biosciences, Inc.*	3,200	393,440
Portola Pharmaceuticals, Inc.*(a)	8,400	223,692
Sage Therapeutics, Inc.*	1,670	235,888
Sarepta Therapeutics, Inc.*(a)	2,300	371,473
Seattle Genetics, Inc.*	7,433	573,233
Shire PLC	42,870	2,582,013
TESARO, Inc.*(a)	2,920	113,909
United Therapeutics Corp.*	4,095	523,669
Vertex Pharmaceuticals, Inc.*	15,659	3,018,116

		23,652,504

Building Products — 0.3%
Allegion PLC	8,990	814,224
American Woodmark Corp.*	2,540	199,263
Apogee Enterprises, Inc.	6,190	255,771
DIRTT Environmental Solutions (Canada)*(a)	78,896	398,863
dormakaba Holding AG (Switzerland)*	1,352	1,016,315
Fortune Brands Home & Security, Inc.	12,685	664,187
Johnson Controls International PLC	44,189	1,546,615
Lindab International AB (Sweden)	25,095	187,697
NCI Building Systems, Inc.*	27,712	419,837
Nitto Boseki Co. Ltd. (Japan)	7,900	184,607
Sanwa Holdings Corp. (Japan)	36,800	437,841
Tarkett SA (France)	7,087	181,204
Trex Co., Inc.*	4,900	377,202
Tyman PLC (United Kingdom)	64,751	294,744

		6,978,370

Capital Markets — 2.5%
Ameriprise Financial, Inc.	7,469	1,102,873
Ashford, Inc.*	3,147	238,763
Avanza Bank Holding AB (Sweden)(a)	6,870	312,277
Banca Generali SpA (Italy)	9,605	247,698
Bank of New York Mellon Corp. (The)	45,905	2,340,696
Cboe Global Markets, Inc.	10,257	984,262
Charles Schwab Corp. (The)	118,849	5,841,428
Franklin Resources, Inc.	21,975	668,260
Greenhill & Co., Inc.	48	1,265
Intercontinental Exchange, Inc.	53,112	3,977,558
Intermediate Capital Group PLC (United Kingdom)	49,504	702,690
Investec PLC (South Africa)	173,703	1,222,988
IP Group PLC (United Kingdom)*	87,457	147,235
Julius Baer Group Ltd. (Switzerland)*	38,065	1,893,092
KKR & Co., Inc. (Class A Stock)	14,800	403,596
London Stock Exchange Group PLC (United Kingdom)	26,814	1,602,547
MarketAxess Holdings, Inc.	3,064	546,893
Morgan Stanley	95,852	4,463,828
Nasdaq, Inc.	7,547	647,533

A1298

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Northern Trust Corp.	770	$78,640
Pendal Group Ltd. (Australia)	34,969	222,067
Rathbone Brothers PLC (United Kingdom)	6,541	204,760
Raymond James Financial, Inc.(a)	10,497	966,249
S&P Global, Inc.	8,049	1,572,694
SEI Investments Co.	10,603	647,843
State Street Corp.	71,975	6,030,066
TD Ameritrade Holding Corp.	110,841	5,855,730
UBS Group AG (Switzerland)*	382,970	6,018,348
Vostok New Ventures Ltd. (Sweden), SDR*	39,583	307,248

		49,249,127

Chemicals — 1.5%
Air Liquide SA (France)	14,675	1,928,030
Air Products & Chemicals, Inc.	14,599	2,438,763
Akzo Nobel NV (Netherlands)	18,397	1,716,517
Axalta Coating Systems Ltd.*	18,700	545,291
Balchem Corp.	3,580	401,282
Celanese Corp. (Class A Stock)	6,780	772,920
CF Industries Holdings, Inc.	5,097	277,481
Denka Co. Ltd. (Japan)	6,500	226,117
DIC Corp. (Japan)	57,000	2,045,948
DowDuPont, Inc.	46,849	3,012,859
Ecolab, Inc.	2,413	378,310
Fufeng Group Ltd. (China)*	394,000	191,675
GCP Applied Technologies, Inc.*	13,307	353,301
Incitec Pivot Ltd. (Australia)	474,179	1,363,453
Kansai Paint Co. Ltd. (Japan)	35,100	645,170
Koninklijke DSM NV (Netherlands)	13,816	1,459,837
Linde AG (Germany)	4,904	1,155,108
Nippon Shokubai Co. Ltd. (Japan)	21,600	1,677,119
Nippon Soda Co. Ltd. (Japan)	8,800	270,605
NOF Corp. (Japan)	9,300	313,473
PPG Industries, Inc.	4,101	447,542
Praxair, Inc.	4,964	797,864
RPM International, Inc.	38,219	2,481,942
Sakata INX Corp. (Japan)	27,200	344,227
Sherwin-Williams Co. (The)	3,378	1,537,699
Sumitomo Seika Chemicals Co. Ltd. (Japan)	5,500	308,724
Tronox Ltd. (Class A Stock)	16,400	195,979
Valvoline, Inc.(a)	17,087	367,541
Victrex PLC (United Kingdom)	23,479	1,022,177
WR Grace & Co.	5,477	391,386
Yara International ASA (Norway)	24,713	1,208,684

		30,277,024

Commercial Services & Supplies — 0.4%
ARC Document Solutions, Inc.*	39,002	110,766
Cintas Corp.	1,014	200,579
Clean Harbors, Inc.*	5,480	392,258
Country Garden Services Holdings Co. Ltd. (China)*	644,000	1,091,710
Covanta Holding Corp.	13,000	211,250
Downer EDI Ltd. (Australia)	243,768	1,389,797
Edenred (France)	9,483	361,392
Healthcare Services Group, Inc.(a)	8,311	337,593
KAR Auction Services, Inc.	9,511	567,712
Republic Services, Inc.	1,023	74,331

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
SPIE SA (France)	15,463	$307,567
Waste Connections, Inc.	43,694	3,485,470

		8,530,425

Communications Equipment — 0.4%
Cisco Systems, Inc.	123,881	6,026,811
CommScope Holding Co., Inc.*	14,100	433,716
Lumentum Holdings, Inc.*(a)	8,877	532,176
Motorola Solutions, Inc.	1,246	162,154
Palo Alto Networks, Inc.*	3,177	715,651
Viavi Solutions, Inc.*	39,087	443,247

		8,313,755

Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	9,719	548,152
JGC Corp. (Japan)	57,900	1,325,601
Koninklijke Volkerwessels NV (Netherlands)	9,796	206,217
MasTec, Inc.*	7,900	352,735
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	415,000	474,142

		2,906,847

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	14,999	1,170,994
Vulcan Materials Co.	1,797	199,826

		1,370,820

Consumer Finance — 0.2%
Ally Financial, Inc.	21,000	555,449
American Express Co.	9,582	1,020,387
SLM Corp.*	74,312	828,579
Synchrony Financial	46,348	1,440,496

		3,844,911

Containers & Packaging — 0.5%
Amcor Ltd. (Australia)	219,233	2,168,046
Ball Corp.(a)	61,592	2,709,432
Graphic Packaging Holding Co.	37,800	529,578
Huhtamaki OYJ (Finland)	6,898	220,461
International Paper Co.	81,789	4,019,929
Silgan Holdings, Inc.	13,860	385,308

		10,032,754

Distributors — 0.0%
Core-Mark Holding Co., Inc.	4,000	135,840
Paltac Corp. (Japan)	7,400	404,378

		540,218

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	46,500	1,322,836
Bright Horizons Family Solutions, Inc.*	2,240	263,962
Graham Holdings Co. (Class B Stock)	870	503,991
Service Corp. International	14,530	642,226
ServiceMaster Global Holdings, Inc.*	2,300	142,669
TAL Education Group (China), ADR*	6,664	171,331

		3,047,015

Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc.	63,774	1,367,952
Banca Mediolanum SpA (Italy)	241,702	1,644,542
FirstRand Ltd. (South Africa)	208,539	1,000,657

A1299

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	106,300	$625,448
Voya Financial, Inc.	9,150	454,481

		5,093,080

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	173,493	5,825,895
ATN International, Inc.	1,870	138,156
KT Corp. (South Korea)	5,075	137,952
KT Corp. (South Korea), ADR	87,744	1,302,998
Nippon Telegraph & Telephone Corp. (Japan)	111,800	5,028,422
Telefonica Deutschland Holding AG (Germany)	723,358	3,053,542
Verizon Communications, Inc.	103,337	5,517,162
Zayo Group Holdings, Inc.*	11,000	381,920

		21,386,047

Electric Utilities — 1.3%
Duke Energy Corp.	22,365	1,789,647
EDP - Energias do Brasil SA (Brazil)	421,798	1,340,003
Entergy Corp.	31,002	2,515,192
Evergy, Inc.	38,804	2,131,116
Hawaiian Electric Industries, Inc.	15,100	537,409
Iberdrola SA (Spain)	311,977	2,293,321
NextEra Energy, Inc.	53,541	8,973,472
OGE Energy Corp.	10,468	380,198
PG&E Corp.*	23,684	1,089,701
Power Grid Corp. of India Ltd. (India)	305,755	794,195
Southern Co. (The)	92,074	4,014,426
Spark Energy, Inc. (Class A Stock)	14,000	115,500
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	42,330	209,630

		26,183,810

Electrical Equipment — 0.6%
Fujikura Ltd. (Japan)	47,400	223,724
Generac Holdings, Inc.*(a)	8,275	466,793
Hubbell, Inc.	12,433	1,660,676
Idec Corp. (Japan)	7,600	166,176
Kendrion NV (Netherlands)	5,322	185,391
Mabuchi Motor Co. Ltd. (Japan)	7,300	294,129
Mitsubishi Electric Corp. (Japan)	309,300	4,233,919
Plug Power, Inc.*(a)	158,800	304,896
Prysmian SpA (Italy)	62,675	1,456,587
Schneider Electric SE (France)	29,567	2,381,210
Sensata Technologies Holding PLC*	12,030	596,087
Teco Electric & Machinery Co. Ltd. (Taiwan)	152,000	110,203
TPI Composites, Inc.*	14,900	425,395
Varta AG (Germany)*	7,900	259,196

		12,764,382

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	10,760	481,725
Carel Industries SpA (Italy), 144A*	31,198	357,189
Cognex Corp.	14,176	791,304
Coherent, Inc.*	2,020	347,824
Corning, Inc.	88,660	3,129,698
Hexagon AB (Sweden) (Class B Stock)	27,008	1,583,082
Horiba Ltd. (Japan)	3,100	164,173

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Iteris, Inc.*	44,500	$239,410
Itron, Inc.*	5,400	346,680
KEMET Corp.*	12,200	226,310
Keysight Technologies, Inc.*	49,258	3,264,820
Largan Precision Co. Ltd. (Taiwan)	9,000	1,072,714
LightPath Technologies, Inc. (Class A Stock)*(a)	62,800	126,542
Murata Manufacturing Co. Ltd. (Japan)	10,200	1,566,047
Nippon Ceramic Co. Ltd. (Japan)	7,800	207,174
Oxford Instruments PLC (United Kingdom)	19,869	257,555
Renishaw PLC (United Kingdom)	3,944	243,321
Sensirion Holding AG (Switzerland), 144A*	4,345	294,087
Sinbon Electronics Co. Ltd. (Taiwan)	84,529	236,138
Taiwan Union Technology Corp. (Taiwan)	151,000	502,106
TE Connectivity Ltd.	34,596	3,042,026
Tech Data Corp.*	4,430	317,055
Zebra Technologies Corp. (Class A Stock)*	2,119	374,703

		19,171,683

Energy Equipment & Services — 0.3%
Computer Modelling Group Ltd. (Canada)	6,092	39,854
Dril-Quip, Inc.*(a)	7,820	408,595
KLX Energy Services Holdings, Inc.*	1,821	58,297
McDermott International, Inc.*(a)	13,440	247,699
Modec, Inc. (Japan)	10,300	335,979
Natural Gas Services Group, Inc.*	12,200	257,420
Oceaneering International, Inc.*	12,889	355,736
Saipem SpA (Italy)*	109,372	673,284
Schlumberger Ltd.	11,599	706,611
Superior Energy Services, Inc.*	24,104	234,773
Tecnicas Reunidas SA (Spain)(a)	18,832	579,227
Transocean Ltd.*(a)	28,500	397,575
Weatherford International PLC*	815	2,209
WorleyParsons Ltd. (Australia)	53,535	789,950

		5,087,209

Equity Real Estate Investment Trusts (REITs) — 4.1%
Acadia Realty Trust(a)	36,326	1,018,218
Alexander & Baldwin, Inc.	32,832	744,958
Alexandria Real Estate Equities, Inc.(a)	15,548	1,955,783
American Campus Communities, Inc.	24,938	1,026,448
American Homes 4 Rent (Class A Stock)	27,275	597,050
American Tower Corp.	17,624	2,560,767
Ashford Hospitality Trust, Inc.	440	2,812
AvalonBay Communities, Inc.	19,772	3,581,698
Boston Properties, Inc.	13,612	1,675,501
Braemar Hotels & Resorts, Inc.	12,218	143,806
Camden Property Trust	33,159	3,102,688
Colony Capital, Inc.(a)	39,188	238,655
Concentradora Fibra Danhos SA de CV (Mexico)	118,100	191,532
Crown Castle International Corp.	43,776	4,873,582
Douglas Emmett, Inc.	68,613	2,588,082
Duke Realty Corp.	13,677	388,016
EastGroup Properties, Inc.	10,332	987,946
Equinix, Inc.	50	21,645
Equity Commonwealth*	17,500	561,575
Equity Residential	64,702	4,287,155
Essex Property Trust, Inc.	9,404	2,320,061

A1300

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Federal Realty Investment Trust	11,635	$1,471,478
First Industrial Realty Trust, Inc.	17,500	549,500
Gecina SA (France)	7,253	1,213,133
GEO Group, Inc. (The)	18,700	470,492
Great Portland Estates PLC (United Kingdom)	49,625	433,178
Healthcare Realty Trust, Inc.(a)	52,793	1,544,723
Healthcare Trust of America, Inc. (Class A Stock)	21,200	565,404
Highwoods Properties, Inc.	15,770	745,290
Hoshino Resorts REIT, Inc. (Japan)	66	324,617
Host Hotels & Resorts, Inc.	67,935	1,433,429
Hudson Pacific Properties, Inc.	39,477	1,291,687
Independence Realty Trust, Inc.	1,351	14,226
Inmobiliaria Colonial Socimi SA (Spain)	66,430	690,762
Innovative Industrial Properties, Inc.(a)	10,700	516,168
Investors Real Estate Trust	45,507	272,132
JBG SMITH Properties	30,848	1,136,132
Kilroy Realty Corp.	19,839	1,422,258
Kimco Realty Corp.	79,996	1,339,133
Macerich Co. (The)	40,091	2,216,631
MGM Growth Properties LLC (Class A Stock)(a)	22,395	660,429
Mitsui Fudosan Logistics Park, Inc. (Japan)	44	123,384
Mori Hills REIT Investment Corp. (Japan)	120	152,425
NorthStar Realty Europe Corp.	13,492	191,047
Paramount Group, Inc.	73,314	1,106,308
Pebblebrook Hotel Trust(a)	18,230	663,025
Power REIT*	392	2,364
Prologis, Inc.	84,343	5,717,594
PS Business Parks, Inc.	5,017	637,611
Public Storage(a)	12,185	2,456,862
Ramco-Gershenson Properties Trust(a)	35,007	476,095
Rayonier, Inc.	15,720	531,493
Regency Centers Corp.	33,500	2,166,445
RLJ Lodging Trust(a)	15,568	342,963
Sabra Health Care REIT, Inc.	13,139	303,774
Select Income REIT	12,497	274,184
Simon Property Group, Inc.	21,862	3,864,109
SL Green Realty Corp.	26,214	2,556,651
STAG Industrial, Inc.	17,678	486,145
Sunstone Hotel Investors, Inc.	77,795	1,272,726
Taubman Centers, Inc.	4,694	280,842
Terreno Realty Corp.	34,247	1,291,112
Urban Edge Properties	88,098	1,945,204
VEREIT, Inc.	13,579	98,584
Vornado Realty Trust	23,545	1,718,785
Weingarten Realty Investors	18,592	553,298
Weyerhaeuser Co.	24,776	799,522
Xenia Hotels & Resorts, Inc.	20,500	485,850

		81,677,182

Food & Staples Retailing — 0.5%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	18,394	920,092
Casey’s General Stores, Inc.(a)	3,570	460,923
Costco Wholesale Corp.	3,666	861,070
CP ALL PCL (Thailand)	495,700	1,057,966
Empire Co. Ltd. (Canada) (Class A Stock)	24,800	451,974

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Jeronimo Martins SGPS SA (Portugal)	84,381	$1,239,053
Kusuri no Aoki Holdings Co. Ltd. (Japan)	6,300	501,297
Majestic Wine PLC (United Kingdom)	43,459	220,849
PriceSmart, Inc.	3,370	272,802
Rite Aid Corp.*(a)	73,133	93,610
Seven & i Holdings Co. Ltd. (Japan)	73,100	3,253,995
Sprouts Farmers Market, Inc.*	9,912	271,688
United Natural Foods, Inc.*(a)	4,080	122,196
Zur Rose Group AG (Switzerland)*	2,317	301,501

		10,029,016

Food Products — 1.4%
Bakkavor Group PLC (United Kingdom), 144A(a)	123,829	272,765
Bunge Ltd.	22,522	1,547,487
Cal-Maine Foods, Inc.	3,420	165,186
China Mengniu Dairy Co. Ltd. (China)*	328,000	1,091,752
Conagra Brands, Inc.	43,978	1,493,933
Edita Food Industries SAE (Egypt), GDR	10,319	55,207
Edita Food Industries SAE (Egypt), GDR, 144A	3,964	21,207
Ezaki Glico Co. Ltd. (Japan)	35,100	1,722,813
Farmer Brothers Co.*	10,020	264,528
Hain Celestial Group, Inc. (The)*	6,220	168,686
Ingredion, Inc.	2,830	297,037
Kraft Heinz Co. (The)	15,948	878,894
Mayora Indah Tbk PT (Indonesia)	1,390,100	254,058
McCormick & Co., Inc.(a)	7,929	1,044,646
Mondelez International, Inc. (Class A Stock) .	53,092	2,280,832
Nestle SA (Switzerland)	54,411	4,532,389
Pinnacle Foods, Inc.	5,530	358,399
Post Holdings, Inc.*	3,000	294,120
Sakata Seed Corp. (Japan)	5,900	212,339
Tyson Foods, Inc. (Class A Stock)	188,348	11,212,356

		28,168,634

Gas Utilities — 0.3%
Atmos Energy Corp.	33,533	3,149,084
National Fuel Gas Co.(a)	8,937	501,008
Naturgy Energy Group SA (Spain)	69,156	1,885,374

		5,535,466

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	4,932	361,812
Ambu A/S (Denmark) (Class B Stock)	33,205	795,511
Becton, Dickinson & Co.	58,382	15,237,702
BioLife Solutions, Inc.*	14,900	260,750
BioMerieux (France)	798	66,428
Boston Scientific Corp.*	39,155	1,507,468
Cochlear Ltd. (Australia)	3,316	480,855
ConvaTec Group PLC (United Kingdom), 144A	476,973	1,444,011
Cooper Cos., Inc. (The)	8,503	2,356,606
Danaher Corp.	83,480	9,070,937
DexCom, Inc.*	4,540	649,402
Eiken Chemical Co. Ltd. (Japan)	5,600	129,921
Elekta AB (Sweden) (Class B Stock)	48,274	648,172
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	68,993	686,200

A1301

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Getinge AB (Sweden) (Class B Stock)	122,056	$1,403,977
Hologic, Inc.*	31,015	1,270,995
Inogen, Inc.*	1,500	366,180
Insulet Corp.*	3,941	417,549
Intuitive Surgical, Inc.*	6,780	3,891,720
Koninklijke Philips NV (Netherlands)	30,423	1,382,964
LivaNova PLC*	16,413	2,034,720
Masimo Corp.*	5,300	660,062
Medtronic PLC	77,973	7,670,204
Nevro Corp.*	7,680	437,760
Nikkiso Co. Ltd. (Japan)	18,400	240,300
OraSure Technologies, Inc.*	20,200	312,090
Osstem Implant Co. Ltd. (South Korea)*	5,901	258,422
Siemens Healthineers AG (Germany), 144A*	17,046	748,552
Smith & Nephew PLC (United Kingdom)	110,493	2,015,282
STERIS PLC	2,780	318,031
Stryker Corp.	51,390	9,130,975
Tandem Diabetes Care, Inc.*	3,100	132,804
Teleflex, Inc.	2,360	627,972
Terumo Corp. (Japan)	15,900	941,775
West Pharmaceutical Services, Inc.(a)	6,180	763,045
Wright Medical Group NV*	16,736	485,679
Zimmer Biomet Holdings, Inc.	6,901	907,274

		70,114,107

Health Care Providers & Services — 2.3%
Amplifon SpA (Italy)	32,108	712,123
Anthem, Inc.	18,116	4,964,690
Centene Corp.*	6,686	967,999
Chemed Corp.	880	281,230
Cigna Corp.	30,831	6,420,556
CVS Health Corp.	63,598	5,006,435
Diplomat Pharmacy, Inc.*	17,710	343,751
Express Scripts Holding Co.*	16,453	1,563,200
Fresenius SE & Co. KGaA (Germany)	28,692	2,102,706
Georgia Healthcare Group PLC (Georgia), 144A*	52,253	150,388
HCA Healthcare, Inc.	21,564	2,999,984
Humana, Inc.	3,248	1,099,513
Integrated Diagnostics Holdings PLC (Egypt), 144A	46,084	193,638
MEDNAX, Inc.*	5,866	273,708
Miraca Holdings, Inc. (Japan)	28,800	747,646
Molina Healthcare, Inc.*	211	31,376
Odontoprev SA (Brazil)	67,100	212,670
Primary Health Care Ltd. (Australia)	599,804	1,316,454
Select Medical Holdings Corp.*	11,775	216,660
Terveystalo OYJ (Finland), 144A*	29,555	274,204
UnitedHealth Group, Inc.	59,036	15,705,937
WellCare Health Plans, Inc.*	1,593	510,541

		46,095,409

Health Care Technology — 0.1%
athenahealth, Inc.*	2,913	389,177
Medidata Solutions, Inc.*	7,200	527,832
Simulations Plus, Inc.	23,800	480,760
Veeva Systems, Inc. (Class A Stock)*	6,300	685,881

		2,083,650

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Technology — 0.0%
Teladoc Health, Inc.*(a)	7,971	$688,296
Hotels, Restaurants & Leisure — 1.7%
Alsea SAB de CV (Mexico)	43,100	146,384
Aramark	11,900	511,938
Bloomin’ Brands, Inc.	8,147	161,229
Brinker International, Inc.(a)	4,640	216,827
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	254,100	748,288
Carnival Corp.	16,842	1,074,014
Carrols Restaurant Group, Inc.*	11,000	160,600
Cheesecake Factory, Inc. (The)(a)	4,740	253,780
Denny’s Corp.*	24,515	360,861
Domino’s Pizza, Inc.	2,094	617,311
Dunkin’ Brands Group, Inc.	5,000	368,600
Elior Group SA (France), 144A	17,769	275,087
Hilton Worldwide Holdings, Inc.	36,662	2,961,556
HIS Co. Ltd. (Japan)	6,800	227,109
Huazhu Group Ltd. (China), ADR(a)	16,040	518,092
Las Vegas Sands Corp.	41,287	2,449,558
Marriott International, Inc. (Class A Stock)	31,752	4,192,217
McDonald’s Corp.	23,962	4,008,603
MGM Resorts International	94,955	2,650,194
Norwegian Cruise Line Holdings Ltd.*	12,339	708,629
Paddy Power Betfair PLC (Ireland)	3,865	329,737
Penn National Gaming, Inc.*	15,254	502,162
Playtech PLC (United Kingdom)	265,654	1,690,191
Restaurant Brands International, Inc. (Canada)(a)	28,081	1,664,642
Round One Corp. (Japan)	15,700	208,043
Royal Caribbean Cruises Ltd.	7,746	1,006,515
Scientific Games Corp.*(a)	7,600	193,040
Vail Resorts, Inc.	1,740	477,491
William Hill PLC (United Kingdom)	386,913	1,272,733
Wyndham Destinations, Inc.	10,994	476,700
Wyndham Hotels & Resorts, Inc.	9,994	555,367
Wynn Resorts Ltd.	2,234	283,852
Yum! Brands, Inc.	34,919	3,174,486

		34,445,836

Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	172,195	293,863
Century Communities, Inc.*	12,301	322,901
Fujitsu General Ltd. (Japan)	131,100	2,197,317
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)*	269,140	1,573,415
Haier Electronics Group Co. Ltd. (Hong Kong)*	165,000	446,889
Hanssem Co. Ltd. (South Korea)	418	28,814
Lennar Corp. (Class A Stock)	9,676	451,772
MDC Holdings, Inc.	8,256	244,212
NVR, Inc.*	245	605,346
Skyline Champion Corp.	14,888	425,350
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	158,100	502,368
Tempur Sealy International, Inc.*(a)	4,360	230,644
Zojirushi Corp. (Japan)	12,700	179,376

		7,502,267

A1302

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products — 0.5%
Colgate-Palmolive Co.	6,190	$414,421
Essity AB (Sweden) (Class B Stock)	139,039	3,493,106
Kimberly-Clark Corp.	37,610	4,274,000
Opple Lighting Co. Ltd. (China) (Class A Stock)	88,250	372,954
Reckitt Benckiser Group PLC (United Kingdom)	11,251	1,027,468

		9,581,949

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,233,000	1,038,426
Electric Power Development Co. Ltd. (Japan)	13,300	367,706
NTPC Ltd. (India)	1,084,728	2,497,576

		3,903,708

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	207	25,213
CK Hutchison Holdings Ltd. (Hong Kong)	296,228	3,414,116
DCC PLC (United Kingdom)	6,152	558,092
Fosun International Ltd. (China)	496,500	876,781
Honeywell International, Inc.	57,384	9,548,698
Jardine Matheson Holdings Ltd. (Hong Kong)	44,600	2,799,197
Roper Technologies, Inc.	21,441	6,351,039
Siemens AG (Germany)	22,374	2,860,833
SM Investments Corp. (Philippines)	33,350	558,054
Smiths Group PLC (United Kingdom)	49,316	960,060

		27,952,083

Insurance — 3.2%
AIA Group Ltd. (Hong Kong)	846,800	7,577,865
Allianz SE (Germany)	12,825	2,853,734
American International Group, Inc.	90,449	4,815,505
Aon PLC	14,003	2,153,381
Argo Group International Holdings Ltd.	7,701	485,548
Aspen Insurance Holdings Ltd. (Bermuda)	8,440	352,791
Axis Capital Holdings Ltd.	8,460	488,227
BB Seguridade Participacoes SA (Brazil)	129,100	768,485
Chubb Ltd.	56,902	7,604,383
CNA Financial Corp.	9,576	437,144
CNO Financial Group, Inc.	23,153	491,307
Direct Line Insurance Group PLC (United Kingdom)	405,308	1,710,894
Fidelity National Financial, Inc.	4,487	176,563
First American Financial Corp.	10,886	561,609
Hanover Insurance Group, Inc. (The)	3,360	414,523
Korean Reinsurance Co. (South Korea)	14,887	140,322
Markel Corp.*	735	873,540
Marsh & McLennan Cos., Inc.	71,878	5,945,748
MetLife, Inc.	60,749	2,838,193
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	9,000	1,992,419
Old Republic International Corp.	16,704	373,836
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	79,000	802,063
Progressive Corp. (The)	30,577	2,172,190
Prudential PLC (United Kingdom)	188,870	4,332,779

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Sampo OYJ (Finland) (Class A Stock)	42,921	$2,223,604
Sompo Holdings, Inc. (Japan)	39,700	1,689,507
Steadfast Group Ltd. (Australia)	106,112	218,533
Suncorp Group Ltd. (Australia)	155,933	1,628,582
Willis Towers Watson PLC	32,883	4,634,530
Zurich Insurance Group AG (Switzerland)	11,913	3,757,771

		64,515,576

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	14,604	29,251,812
Booking Holdings, Inc.*	5,643	11,195,712
Ctrip.com International Ltd. (China), ADR*(a)	26,977	1,002,735
Farfetch Ltd. (United Kingdom) (Class A Stock)*	7,055	192,108
Groupon, Inc.*	713	2,688
Netflix, Inc.*	12,180	4,556,903
Ocado Group PLC (United Kingdom)*	33,135	387,747
Shop Apotheke Europe NV (Netherlands), 144A*	4,872	245,346
Wayfair, Inc. (Class A Stock)*(a)	2,910	429,720
Zalando SE (Germany), 144A*	16,561	642,876

		47,907,647

Internet Software & Services — 3.1%
2U, Inc.*	6,700	503,773
58.com, Inc. (China), ADR*	14,742	1,085,011
Alibaba Group Holding Ltd. (China), ADR*(a)	56,486	9,306,633
Alphabet, Inc. (Class A Stock)*	2,445	2,951,311
Alphabet, Inc. (Class C Stock)*	10,887	12,993,308
Baozun, Inc. (China), ADR*(a)	3,341	162,306
Blucora, Inc.*	10,500	422,625
Cornerstone OnDemand, Inc.*	74	4,200
DeNA Co. Ltd. (Japan)	59,400	1,046,447
Etsy, Inc.*	4,200	215,796
Facebook, Inc. (Class A Stock)*	66,146	10,878,371
GoDaddy, Inc. (Class A Stock)*	5,300	441,967
Gogo, Inc.*(a)	26,110	135,511
GrubHub, Inc.*	3,100	429,722
IAC/InterActiveCorp*	1,221	264,615
j2 Global, Inc.	5,650	468,103
Just Eat PLC (United Kingdom)*	61,514	537,088
Kakaku.com, Inc. (Japan)	7,500	146,472
Mail.Ru Group Ltd. (Russia), GDR*	30,520	824,650
MercadoLibre, Inc. (Argentina)(a)	2,116	720,435
Mercari, Inc. (Japan)*	7,400	244,561
NAVER Corp. (South Korea)	3,800	2,453,629
Netcompany Group A/S (Denmark), 144A*	8,099	291,281
NEXTDC Ltd. (Australia)*	61,572	289,295
Okta, Inc.*	4,200	295,512
Pandora Media, Inc.*(a)	31,658	301,068
Quotient Technology, Inc.*	27,400	424,700
Scout24 AG (Germany), 144A	46,897	2,181,381
Shopify, Inc. (Canada) (Class A Stock)*	5,397	887,069
Takeaway.com NV (Netherlands), 144A*	10,704	692,980
Tencent Holdings Ltd. (China)	163,100	6,725,370
Trade Desk, Inc. (The) (Class A Stock)*(a)	2,200	332,002
Twilio, Inc. (Class A Stock)*	3,100	267,468

A1303

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Wise Talent Information Technology Co. Ltd. (China)*	153,000	$453,209
Wix.com Ltd. (Israel)*	4,900	586,529
Yahoo Japan Corp. (Japan)	338,400	1,216,811
YY, Inc. (China), ADR*	10,100	756,692
Zillow Group, Inc. (Class A Stock)*	8,850	391,170
Zillow Group, Inc. (Class C Stock)*	320	14,160

		62,343,231

IT Services — 3.3%
Accenture PLC (Class A Stock)	21,526	3,663,725
Adyen NV (Netherlands), 144A*	167	136,656
Amadeus IT Group SA (Spain)	37,890	3,515,914
Automatic Data Processing, Inc.	11,480	1,729,577
Black Knight, Inc.*	23,469	1,219,215
Booz Allen Hamilton Holding Corp.	16,304	809,168
CACI International, Inc. (Class A Stock)*	1,340	246,761
CSG Systems International, Inc.	10,742	431,184
EPAM Systems, Inc.*	8,355	1,150,484
Euronet Worldwide, Inc.*	2,299	230,406
Fidelity National Information Services, Inc.	44,516	4,855,360
First Data Corp. (Class A Stock)*	23,700	579,939
First Derivatives PLC (United Kingdom)	11,684	628,735
Fiserv, Inc.*	27,488	2,264,461
FleetCor Technologies, Inc.*	11,024	2,511,708
Fujitsu Ltd. (Japan)	21,400	1,520,293
Global Payments, Inc.	14,599	1,859,913
Hexaware Technologies Ltd. (India)	66,175	390,911
Indra Sistemas SA (Spain)*	109,357	1,252,763
Jack Henry & Associates, Inc.	2,431	389,154
Keywords Studios PLC (Ireland)	18,817	478,197
Leidos Holdings, Inc.	10,080	697,133
Mastercard, Inc. (Class A Stock)	45,837	10,203,775
MAXIMUS, Inc.	8,310	540,649
PayPal Holdings, Inc.*	46,747	4,106,256
Square, Inc. (Class A Stock)*	3,985	394,555
Syntel, Inc.*	6,950	284,811
TravelSky Technology Ltd. (China) (Class H Stock)	118,000	308,479
Visa, Inc. (Class A Stock)(a)	102,460	15,378,221
WEX, Inc.*	3,140	630,386
Wirecard AG (Germany)	12,235	2,660,912
Worldpay, Inc. (Class A Stock)*	16,194	1,639,966

		66,709,667

Leisure Products — 0.1%
American Outdoor Brands Corp.*	12,600	195,678
Brunswick Corp.	7,685	515,049
Polaris Industries, Inc.(a)	4,204	424,394
Sega Sammy Holdings, Inc. (Japan)	48,100	708,148
Spin Master Corp. (Canada), 144A*	18,945	751,258
Thule Group AB (Sweden), 144A	16,157	390,775

		2,985,302

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	57,972	4,089,345
Bio-Techne Corp.	2,933	598,655
Cambrex Corp.*	5,450	372,780

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories International, Inc.*	4,910	$660,591
Eurofins Scientific SE (Luxembourg)	942	534,466
Illumina, Inc.*	77	28,264
Lonza Group AG (Switzerland)*	1,740	592,614
Syneos Health, Inc.*	5,510	284,041
Tecan Group AG (Switzerland)	2,882	680,946
Thermo Fisher Scientific, Inc.	37,846	9,237,452

		17,079,154

Machinery — 1.1%
Aalberts Industries NV (Netherlands)	7,546	320,788
Aida Engineering Ltd. (Japan)	21,100	188,288
Aumann AG (Germany), 144A(a)	3,796	263,047
Caterpillar, Inc.	2,921	445,423
Colfax Corp.*	9,879	356,237
Douglas Dynamics, Inc.	6,925	304,008
Escorts Ltd. (India)	29,570	249,349
Fortive Corp.(a)	31,241	2,630,492
Fujitec Co. Ltd. (Japan)	24,000	321,407
GEA Group AG (Germany)	41,291	1,467,399
Gima TT SpA (Italy), 144A	14,430	181,700
Graco, Inc.	9,423	436,662
Illinois Tool Works, Inc.	17,781	2,509,255
Konecranes OYJ (Finland)	7,493	286,512
Lincoln Electric Holdings, Inc.	6,315	590,074
Lonking Holdings Ltd. (China)	840,000	271,687
Manitowoc Co., Inc. (The)*	27	648
METAWATER Co. Ltd. (Japan)	7,000	201,317
Middleby Corp. (The)*(a)	4,265	551,678
Miura Co. Ltd. (Japan)	8,500	263,229
Norma Group SE (Germany)	6,961	445,053
Obara Group, Inc. (Japan)	6,800	327,008
Omega Flex, Inc.	3,230	229,847
Oshkosh Corp.	7,144	508,939
PACCAR, Inc.	17,079	1,164,617
Proto Labs, Inc.*	3,420	553,185
Rotork PLC (United Kingdom)	52,747	229,057
Spirax-Sarco Engineering PLC (United Kingdom)	3,577	339,972
Stanley Black & Decker, Inc.	22,321	3,268,687
Timken Co. (The)	9,200	458,620
Toro Co. (The)	9,900	593,703
Trinity Industries, Inc.	15,300	560,592
Wabash National Corp.	12,400	226,052
WABCO Holdings, Inc.*	4,035	475,888
Wabtec Corp.(a)	6,615	693,781
Welbilt, Inc.*	17,710	369,785

		22,283,986

Marine — 0.0%
Kirby Corp.*	6,116	503,041
SITC International Holdings Co. Ltd. (China) .	374,000	301,984

		805,025

Media — 1.5%
A.H. Belo Corp. (Class A Stock)	21,967	101,048
Ascential PLC (United Kingdom)	188,721	1,029,740

A1304

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Charter Communications, Inc. (Class A Stock)*	4,175	$1,360,549
Cineworld Group PLC (United Kingdom)	181,539	746,538
Comcast Corp. (Class A Stock)	140,349	4,969,758
Criteo SA (France), ADR*(a)	31,338	718,894
Daily Journal Corp.*(a)	830	200,030
Dish TV India Ltd. (India)*	232,578	184,466
Ebiquity PLC (United Kingdom)	50,773	29,816
Eutelsat Communications SA (France)	28,623	677,194
Gannett Co., Inc.(a)	43,400	434,434
Liberty Broadband Corp. (Class C Stock)*	7,740	652,482
Liberty Global PLC (United Kingdom) (Class A Stock)*	34,091	986,253
Liberty Global PLC (United Kingdom) (Class C Stock)*	19,373	545,544
Liberty Latin America Ltd. (Chile) (Class A Stock)*	9,292	193,645
Liberty Latin America Ltd. (Chile) (Class C Stock)*	65,638	1,354,112
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	6,001	213,516
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	11,963	444,904
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	6,610	287,138
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	32,740	1,422,553
Live Nation Entertainment, Inc.*	12,600	686,322
Naspers Ltd. (South Africa) (Class N Stock)	9,996	2,150,331
Omnicom Group, Inc.(a)	9,002	612,316
oOh!media Ltd. (Australia), (ASE)	84,632	313,970
Publicis Groupe SA (France)	22,547	1,345,541
Sirius XM Holdings, Inc.(a)	66,764	421,948
Twenty-First Century Fox, Inc. (Class A Stock)	33,576	1,555,576
Twenty-First Century Fox, Inc. (Class B Stock)	49,273	2,257,689
Walt Disney Co. (The)	18,006	2,105,622
World Wrestling Entertainment, Inc. (Class A Stock)	2,600	251,498
WPP PLC (United Kingdom)	94,140	1,378,636
YouGov PLC (United Kingdom)	55,473	339,945

		29,972,008

Metals & Mining — 0.8%
Acerinox SA (Spain)	20,526	292,977
Alcoa Corp.*	8,500	343,399
Antofagasta PLC (Chile)	91,868	1,022,293
BHP Billiton Ltd. (Australia)	84,813	2,128,558
Compass Minerals International, Inc.(a)	4,230	284,256
Franco-Nevada Corp. (Canada), (NYSE)(a)	8,323	520,604
Franco-Nevada Corp. (Canada), (XTSE)	33,916	2,121,637
Hitachi Metals Ltd. (Japan)	175,300	2,167,926
JFE Holdings, Inc. (Japan)	39,000	894,742
Mitsui Mining & Smelting Co. Ltd. (Japan)	31,300	904,591
Reliance Steel & Aluminum Co.	5,685	484,874
Royal Gold, Inc.	2,780	214,227
South32 Ltd. (Australia)	993,520	2,805,089
Steel Dynamics, Inc.	7,800	352,482

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Sumitomo Metal Mining Co. Ltd. (Japan)	32,000	$1,119,107
United States Steel Corp.	11,000	335,280

		15,992,042

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	26,810	499,470
Annaly Capital Management, Inc.	87,577	895,913
Apollo Commercial Real Estate Finance, Inc.(a)	15,955	301,071
Cherry Hill Mortgage Investment Corp.	10,000	181,000
Ellington Residential Mortgage REIT	10,322	116,535
Granite Point Mortgage Trust, Inc.	15,981	308,114
Redwood Trust, Inc.	19,815	321,796
Sutherland Asset Management Corp.	12,408	206,593
Two Harbors Investment Corp.	29,076	434,105

		3,264,597

Multiline Retail — 0.4%
Dollar General Corp.	39,300	4,295,490
Dollar Tree, Inc.*	36,951	3,013,354
Next PLC (United Kingdom)	19,721	1,410,923

		8,719,767

Multi-Utilities — 0.6%
Black Hills Corp.(a)	3,695	214,643
DTE Energy Co.	25,622	2,796,129
Engie SA (France)	57,022	838,898
NiSource, Inc.	60,460	1,506,663
Sempra Energy(a)	65,795	7,484,181

		12,840,514

Oil, Gas & Consumable Fuels — 3.4%
Andeavor	11,362	1,744,067
BP PLC (United Kingdom), ADR	108,410	4,997,701
Cabot Oil & Gas Corp.	38,679	871,051
Canadian Natural Resources Ltd. (Canada), (NYSE)	28,866	942,764
Canadian Natural Resources Ltd. (Canada), (XTSE)	60,900	1,989,688
Cheniere Energy, Inc.*	390	27,101
CNOOC Ltd. (China)	663,000	1,319,541
Concho Resources, Inc.*	12,906	1,971,392
Delek US Holdings, Inc.	1,871	79,387
Diamondback Energy, Inc.(a)	6,503	879,141
Encana Corp. (Canada)	38,296	502,061
Energen Corp.*	5,356	461,527
Eni SpA (Italy)	155,310	2,931,584
EOG Resources, Inc.	19,669	2,509,174
Exxon Mobil Corp.	78,537	6,677,216
Gulfport Energy Corp.*	13,966	145,386
Inpex Corp. (Japan)	97,100	1,209,311
Kosmos Energy Ltd. (Ghana)*	44,466	415,757
Matador Resources Co.*	16,300	538,715
Occidental Petroleum Corp.	40,417	3,321,065
Panhandle Oil & Gas, Inc. (Class A Stock)	12,400	228,780
Parsley Energy, Inc. (Class A Stock)*	15,400	450,450
Petronet LNG Ltd. (India)	294,773	913,152
Phillips 66	21,472	2,420,324
Renewable Energy Group, Inc.*(a)	15,019	432,547

A1305

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	70,966	$2,480,716
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	128,557	1,532,751
SM Energy Co.	12,531	395,102
Targa Resources Corp.	9,190	517,489
TOTAL SA (France)(a)	110,016	7,119,651
TOTAL SA (France), ADR	131,023	8,436,571
TransCanada Corp. (Canada)	37,300	1,509,153
TransCanada Corp. (Canada), (NYSE)	164,341	6,649,237
Valero Energy Corp.	12,871	1,464,076
WPX Energy, Inc.*	21,700	436,604
Zion Oil & Gas, Inc.*(a)	103,900	132,992

		68,653,224

Paper & Forest Products — 0.0%
Daio Paper Corp. (Japan)	18,700	266,970
Quintis Ltd. (Australia)*^(a)	93,801	7
Verso Corp. (Class A Stock)*	8,800	296,296

		563,273

Personal Products — 0.1%
Edgewell Personal Care Co.*	4,020	185,845
LG Household & Health Care Ltd. (South Korea)	1,027	1,181,224
Medifast, Inc.	1,190	263,645
Natural Health Trends Corp.(a)	9,060	210,917
Nu Skin Enterprises, Inc. (Class A Stock)	3,577	294,816
Oriflame Holding AG (Switzerland)	6,333	161,811

		2,298,258

Pharmaceuticals — 3.3%
Ampio Pharmaceuticals, Inc.*(a)	113,200	57,506
Astellas Pharma, Inc. (Japan)	205,800	3,591,445
AstraZeneca PLC (United Kingdom), ADR(a)	89,500	3,541,515
Bayer AG (Germany)	71,309	6,311,747
Chugai Pharmaceutical Co. Ltd. (Japan)	27,900	1,791,054
CSPC Pharmaceutical Group Ltd. (China)	30,000	63,606
Elanco Animal Health, Inc.*	2,651	92,493
GlaxoSmithKline PLC (United Kingdom), ADR	78,178	3,140,410
Intra-Cellular Therapies, Inc.*	14,340	311,178
Johnson & Johnson	28,040	3,874,287
Laboratorios Farmaceuticos Rovi SA (Spain)	11,262	207,342
Medicines Co. (The)*(a)	6,800	203,388
Merck & Co., Inc.	116,139	8,238,901
Merck KGaA (Germany)	14,501	1,496,446
Novartis AG (Switzerland)	35,727	3,061,369
Pacira Pharmaceuticals, Inc.*	4,695	230,759
Pfizer, Inc.	341,734	15,060,217
Roche Holding AG (Switzerland)	19,154	4,635,436
Sanofi (France)	39,118	3,474,002
Sino Biopharmaceutical Ltd. (Hong Kong)	70,000	65,369
Supernus Pharmaceuticals, Inc.*	4,550	229,093
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	76,700	3,276,446
Theravance Biopharma, Inc.*(a)	9,090	296,970
Torrent Pharmaceuticals Ltd. (India)	13,445	306,416

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	23,846	$2,183,340

		65,740,735

Professional Services — 0.5%
ALS Ltd. (Australia)	78,830	509,123
CBIZ, Inc.*	13,051	309,309
CoStar Group, Inc.*	2,196	924,165
DKSH Holding AG (Switzerland)	7,053	478,534
Equifax, Inc.	16,744	2,186,264
Exponent, Inc.	4,700	251,920
IHS Markit Ltd.*	672	36,261
Insperity, Inc.	3,500	412,825
Intertrust NV (Netherlands), 144A	14,310	264,629
ManpowerGroup, Inc.	5,471	470,287
Nielsen Holdings PLC	76,225	2,108,384
Persol Holdings Co. Ltd. (Japan)	61,000	1,429,357
TeamLease Services Ltd. (India)*	7,457	254,106
TransUnion	6,840	503,287

		10,138,451

Real Estate Management & Development — 0.4%
ADO Properties SA (Germany), 144A	4,376	261,929
Aedas Homes SAU (Spain), 144A*	14,727	466,356
Altus Group Ltd. (Canada)	13,400	317,558
China Overseas Land & Investment Ltd. (China)	346,000	1,082,883
Emaar Properties PJSC (United Arab Emirates)	491,152	662,310
Heiwa Real Estate Co. Ltd. (Japan)	5,700	100,763
Hongkong Land Holdings Ltd. (Hong Kong)	202,800	1,342,720
Iguatemi Empresa de Shopping Centers SA (Brazil)	29,200	223,995
Instone Real Estate Group AG (Germany), 144A*	15,352	434,919
Jones Lang LaSalle, Inc.	2,336	337,132
PSP Swiss Property AG (Switzerland)	15,492	1,500,330
Realogy Holdings Corp.(a)	12,074	249,207
REX Holdings, Inc. (Class A Stock)	8,000	354,800
RMR Group, Inc. (The) (Class A Stock)	4,074	378,067
St. Joe Co. (The)*(a)	18,600	312,480

		8,025,449

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada), (NYSE)	1,194	253,056
Canadian Pacific Railway Ltd. (Canada), (XTSE)	7,399	1,565,152
CSX Corp.	9,613	711,843
Hertz Global Holdings, Inc.*	10,207	166,680
Kansas City Southern	16,031	1,815,992
Norfolk Southern Corp.	699	126,170
Old Dominion Freight Line, Inc.	266	42,895
Union Pacific Corp.	13,973	2,275,224

		6,957,012

Semiconductors & Semiconductor Equipment — 2.0%
AIXTRON SE (Germany)*(a)	63,612	642,367
Amkor Technology, Inc.*	633	4,678
ams AG (Austria)*	5,328	297,432
ASML Holding NV (Netherlands), (AEX)	11,257	2,099,358

A1306

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands), (XNGS)	116	$21,810
Broadcom, Inc.	2,467	608,683
Cree, Inc.*(a)	8,304	314,472
Cypress Semiconductor Corp.	30,529	442,365
DB HiTek Co. Ltd. (South Korea)	25,351	361,082
Disco Corp. (Japan)	6,300	1,051,183
Infineon Technologies AG (Germany)	31,218	707,822
Integrated Device Technology, Inc.*	12,700	597,027
IQE PLC (United Kingdom)*(a)	566,773	606,240
Lam Research Corp.	6,686	1,014,266
LEENO Industrial, Inc. (South Korea)	3,219	190,937
Marvell Technology Group Ltd.	30,300	584,789
Maxim Integrated Products, Inc.	46,412	2,617,173
MaxLinear, Inc.*	13,700	272,356
Microchip Technology, Inc.(a)	17,879	1,410,832
Micron Technology, Inc.*	17,582	795,234
Monolithic Power Systems, Inc.	3,352	420,777
NVIDIA Corp.	12,079	3,394,441
NXP Semiconductors NV (Netherlands)	48,831	4,175,051
QUALCOMM, Inc.(a)	34,104	2,456,511
Renesas Electronics Corp. (Japan)*	78,900	492,947
Silergy Corp. (China)	23,000	414,711
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	678,000	5,809,583
Texas Instruments, Inc.	64,589	6,929,754
Ultra Clean Holdings, Inc.*	16,500	207,075
Xilinx, Inc.	4,267	342,085
Xperi Corp.	12,600	187,110

		39,470,151

Software — 3.7%
ACI Worldwide, Inc.*	19,300	543,101
Activision Blizzard, Inc.	11,735	976,235
Aspen Technology, Inc.*	268	30,528
CDK Global, Inc.	9,960	623,098
Cyient Ltd. (India)	35,063	360,842
Dell Technologies, Inc. (Class V Stock)*	9,300	903,216
Descartes Systems Group, Inc. (The) (Canada)*	10,300	349,354
Digimarc Corp.*	9,890	311,041
Douzone Bizon Co. Ltd. (South Korea)	6,134	337,989
Electronic Arts, Inc.*	11,352	1,367,802
Ellie Mae, Inc.*(a)	4,770	452,053
Finjan Holdings, Inc.*	46,450	200,200
Globant SA (Argentina)*(a)	10,068	593,911
Guidewire Software, Inc.*	4,401	444,545
Intuit, Inc.	17,288	3,931,291
Manhattan Associates, Inc.*	9,053	494,294
Microsoft Corp.	311,845	35,665,713
Nuance Communications, Inc.*	25,245	437,243
Pegasystems, Inc.	8,400	525,840
Pivotal Software, Inc. (Class A Stock)*(a)	13,379	261,961
PTC, Inc.*	6,053	642,768
Red Hat, Inc.*	9,146	1,246,417
salesforce.com, Inc.*	32,816	5,218,728
Sea Ltd. (Thailand), ADR*(a)	62,200	860,226
ServiceNow, Inc.*	19,577	3,829,849
Sophos Group PLC (United Kingdom), 144A.	64,379	409,388
Splunk, Inc.*	12,450	1,505,330

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
SS&C Technologies Holdings, Inc.	18,532	$1,053,174
Symantec Corp.	98,397	2,093,888
Synopsys, Inc.*	21,931	2,162,616
Tableau Software, Inc. (Class A Stock)*	5,283	590,322
Ultimate Software Group, Inc. (The)*	2,144	690,775
VMware, Inc. (Class A Stock)*(a)	13,724	2,141,767
WANdisco PLC (United Kingdom)*(a)	27,258	226,580
Workday, Inc. (Class A Stock)*	14,499	2,116,564
Zynga, Inc. (Class A Stock)*	124,816	500,512

		74,099,161

Specialty Retail — 1.0%
Burlington Stores, Inc.*	4,372	712,286
CarMax, Inc.*	7,972	595,269
Chow Sang Sang Holdings International Ltd. (Hong Kong)	94,000	184,679
Dick’s Sporting Goods, Inc.	5,628	199,681
Dixons Carphone PLC (United Kingdom)	469,297	1,036,917
Dufry AG (Switzerland)*	2,991	336,560
Five Below, Inc.*	2,800	364,168
Francesca’s Holdings Corp.*	1,659	6,155
GrandVision NV (Netherlands), 144A	17,785	437,039
Hikari Tsushin, Inc. (Japan)	2,500	493,990
Home Depot, Inc. (The)	27,515	5,699,732
Kingfisher PLC (United Kingdom)	291,719	978,448
Michaels Cos., Inc. (The)*	11,490	186,483
Monro, Inc.(a)	5,820	405,072
Office Depot, Inc.	71,342	229,008
O’Reilly Automotive, Inc.*	53	18,408
RH*(a)	3,212	420,804
Ross Stores, Inc.	67,292	6,668,637
SMCP SA (France), 144A*	23,327	651,387
Tractor Supply Co.	8,832	802,652
Ulta Beauty, Inc.*	218	61,502
Vivo Energy PLC (Morocco), 144A	113,206	191,284
VT Holdings Co. Ltd. (Japan)	34,400	151,905
Yellow Hat Ltd. (Japan)	10,200	272,714

		21,104,780

Technology Hardware, Storage & Peripherals — 0.8%
3D Systems Corp.*	126	2,381
Apple, Inc.	45,247	10,214,058
NCR Corp.*	10,884	309,214
Samsung Electronics Co. Ltd. (South Korea)	113,854	4,765,602
Xaar PLC (United Kingdom)	52,852	113,081

		15,404,336

Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	62,300	927,534
Brunello Cucinelli SpA (Italy)	6,724	261,987
Burberry Group PLC (United Kingdom)	81,608	2,144,156
Canada Goose Holdings, Inc. (Canada)*	6,500	419,510
Carter’s, Inc.	4,430	436,798
Columbia Sportswear Co.	3,120	290,378
Lululemon Athletica, Inc.*	4,000	649,960
Luthai Textile Co. Ltd. (China) (Class B Stock)	169,476	201,225
Moncler SpA (Italy)	10,491	451,037

A1307

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	12,329	$1,044,513
Pacific Textiles Holdings Ltd. (Hong Kong)	11,000	9,378
Skechers U.S.A., Inc. (Class A Stock)*	17,560	490,451
Ted Baker PLC (United Kingdom)	9,543	287,659

		7,614,586

Thrifts & Mortgage Finance — 0.3%
Hingham Institution for Savings	1,200	263,772
Housing Development Finance Corp. Ltd. (India)	116,746	2,829,673
LendingTree, Inc.*(a)	2,070	476,307
New York Community Bancorp, Inc.(a)	34,596	358,761
Ocwen Financial Corp.*	39,518	155,701
Radian Group, Inc.	24,680	510,136
Severn Bancorp, Inc.	726	7,115
TFS Financial Corp.	26,700	400,767
Waterstone Financial, Inc.	24,060	412,629

		5,414,861

Tobacco — 0.9%
British American Tobacco PLC (United Kingdom)	133,187	6,215,297
Japan Tobacco, Inc. (Japan)	120,100	3,139,476
KT&G Corp. (South Korea)	10,171	952,369
Philip Morris International, Inc.	85,643	6,983,330
Vector Group Ltd.(a)	7,134	98,302

		17,388,774

Trading Companies & Distributors — 0.3%
AeroCentury Corp.*	5,670	87,885
Ahlsell AB (Sweden), 144A	52,691	294,644
Brenntag AG (Germany)	4,883	301,006
Hanwa Co. Ltd. (Japan)	12,100	401,901
HD Supply Holdings, Inc.*	8,428	360,634
Herc Holdings, Inc.*	4,802	245,862
Huttig Building Products, Inc.*(a)	32,750	138,205
IMCD NV (Netherlands)	6,409	498,838
Rexel SA (France)	91,824	1,378,149
Sumitomo Corp. (Japan)	198,100	3,297,757

		7,004,881

Transportation Infrastructure — 0.0%
DP World Ltd. (United Arab Emirates)	5,235	99,756

Water Utilities — 0.1%
American States Water Co.	7,575	463,136
American Water Works Co., Inc.	15,290	1,345,061
Artesian Resources Corp. (Class A Stock)	7,410	272,540
California Water Service Group	11,570	496,353

		2,577,090

Wireless Telecommunication Services — 0.4%
Sarana Menara Nusantara Tbk PT (Indonesia)	20,177,100	663,077
Shenandoah Telecommunications Co.	11,300	437,875
T-Mobile US, Inc.*	40,067	2,811,902
Vodafone Group PLC (United Kingdom)	779,681	1,670,932

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom), ADR	87,246	$1,893,238

		7,477,024

TOTAL COMMON STOCKS (cost $1,333,396,856)		1,481,086,996

PREFERRED STOCKS — 0.2%
Biotechnology — 0.0%
Grifols SA (Spain) (Class B Stock) (PRFC)	656	14,011

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%(a)	18,647	1,061,947

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., CVT, 6.125%	9,335	610,136

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	386,900	325,726

Multi-Utilities — 0.1%
Sempra Energy, CVT, 6.000%	5,403	544,839
Sempra Energy, CVT, 6.750%(a)	4,219	425,254

		970,093

Waste Disposable — 0.0%
Fortive Corp., CVT, 5.000%	402	433,682

TOTAL PREFERRED STOCKS (cost $3,196,864)		3,415,595

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2014-4, Class D
3.070%	11/09/20	250	250,327
Series 2015-4, Class A3
1.700%	07/08/20	17	16,726
Series 2017-1, Class A3
1.870%	08/18/21	50	49,717
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-2A, Class A, 144A
2.720%	11/20/22	485	473,198
BMW Vehicle Lease Trust,
Series 2017-2, Class A3
2.070%	10/20/20	105	104,062
CarMax Auto Owner Trust,
Series 2017-4, Class A3
2.110%	10/17/22	70	68,914
Series 2018-2, Class A3
2.980%	01/17/23	220	219,228
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3, 144A
1.740%	09/20/20	47	46,985
Series 2017-1, Class A2, 144A
2.130%	07/20/22	127	126,347
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class A3
2.810%	12/16/22	330	327,756

A1308

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 144A
2.220%	01/18/22	130	$128,615
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	165	164,085
Santander Drive Auto Receivables Trust,
Series 2015-2, Class C
2.440%	04/15/21	184	184,147
Series 2018-2, Class B
3.030%	09/15/22	225	224,025
Santander Retail Auto Lease Trust,
Series 2017-A, Class A3, 144A
2.220%	01/20/21	310	306,913
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	49	48,808
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	115	114,209
Series 2018-A, Class A2
2.190%	05/17/21	392	390,778

			3,244,840

Collateralized Loan Obligations — 0.1%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 0.840%, 144A
3.175%(c)	07/25/27	645	642,407
Betony CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.080%, 144A
3.189%(c)	04/30/31	355	353,822
CIFC Funding Ltd. (Cayman Islands),
Series 2015-5A, Class A1R, 3 Month LIBOR + 0.860%, 144A
3.195%(c)	10/25/27	420	418,331
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A
3.104%(c)	11/15/26	475	473,124
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.850%, 144A
3.189%(c)	07/15/27	250	248,919
OZLM Ltd. (Cayman Islands),
Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A
3.466%(c)	10/17/26	250	249,991

			2,386,594

Credit Cards — 0.0%
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	98,909
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class A
2.620%	10/15/25	155	150,227

			249,136

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	245	$240,753
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A3, 144A
2.060%	06/22/20	100	99,511
Series 2018-1, Class A3, 144A
2.600%	06/15/21	135	133,763
MMAF Equipment Finance LLC,
Series 2017-B, Class A3, 144A
2.210%	10/17/22	355	349,052
Volvo Financial Equipment LLC,
Series 2017-1A, Class A3, 144A
1.920%	03/15/21	50	49,591

			872,670

Other — 0.1%
Arbys Funding LLC,
Series 2015-1A, Class A2, 144A
4.969%	10/30/45	195	195,858
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	183	183,376
Series 2017-1A, Class A2I, 144A
3.629%	11/20/47	223	217,591
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	20	19,830
Driven Brands Funding LLC,
Series 2018-1A, Class A2, 144A
4.739%	04/20/48	115	114,005
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	107	104,087
Hardee’s Funding LLC,
Series 2018-1A, Class A2I, 144A
4.250%	06/20/48	155	154,809
Series 2018-1A, Class A2II, 144A
4.959%	06/20/48	380	380,167
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	134	131,934
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	09/22/31	30	29,099
Planet Fitness Master Issuer LLC,
Series 2018-1A, Class A2I, 144A
4.262%	09/05/48	680	678,606
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%(cc)	06/20/31	11	10,906
Series 2014-3A, Class A, 144A
2.300%	10/20/31	14	13,992
Sonic Capital LLC,
Series 2018-1A, Class A2, 144A
4.026%	02/20/48	50	49,154
Verizon Owner Trust,
Series 2017-1A, Class C, 144A
2.650%	09/20/21	490	482,932

A1309

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Other (cont’d.)
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	146	$145,557
Series 2018-1A, Class A2I, 144A
3.573%	03/15/48	114	109,823

			3,021,726

Residential Mortgage-Backed Securities — 0.1%
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(cc)	04/25/57	57	55,350
Series 2018-1, Class A1, 144A
3.250%(cc)	05/25/62	323	319,318
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(cc)	04/25/55	47	46,324
Series 2016-1, Class A1B, 144A
2.750%(cc)	02/25/55	78	76,376
Series 2016-2, Class A1A, 144A
2.750%(cc)	08/25/55	70	68,490
Series 2016-3, Class A1, 144A
2.250%(cc)	04/25/56	70	68,258
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57	389	379,147
Series 2018-1, Class A1, 144A
3.000%(cc)	01/25/58	126	123,437

			1,136,700

Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	78	76,775
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	250	248,628

			325,403

TOTAL ASSET-BACKED SECURITIES
(cost $11,325,035)			11,237,069

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 1 Month LIBOR + 0.930%, 144A
3.088%(c)	12/15/36	395	395,247
BX Trust,
Series 2018-GW, Class A, 1 Month LIBOR + 0.800%, 144A
2.958%(c)	05/15/35	255	254,200
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class A, 1 Month LIBOR + 0.900%, 144A
3.058%(c)	02/15/37	450	450,423
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	50,493
Series 2014-GC25, Class A1
1.485%	10/10/47	2	1,848
Series 2015-GC27, Class A5
3.137%	02/10/48	235	228,470

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2016-GC36, Class A5
3.616%	02/10/49	400		$396,671
Series 2017-P7, Class AS
3.915%	04/14/50	195		193,377
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	10		10,256
Series 2014-LC15, Class B
4.599%(cc)	04/10/47	20		20,432
Series 2015-CR26, Class A4
3.630%	10/10/48	400		398,662
Series 2015-LC21, Class A4
3.708%	07/10/48	260		260,514
Series 2015-PC1, Class A5
3.902%	07/10/50	190		192,077
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370		359,751
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	40		38,461
Series K025, Class A1
1.875%	04/25/22	11		11,025
Series K057, Class A1
2.206%	06/25/25	154		146,801
Series K068, Class A1
2.952%	02/25/27	190		186,381
Series K716, Class A1
2.413%	01/25/21	32		31,947
GS Mortgage Securities Trust,
Series 2014-GC24, Class A1
1.509%	09/10/47	48		47,863
Series 2014-GC26, Class A5
3.629%	11/10/47	245		244,967
Series 2018-GS9, Class A4
3.992%(cc)	03/10/51	180		182,468
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	30		30,513
Series 2014-C22, Class A1
1.451%	09/15/47	2		2,066
Series 2015-C31, Class A3
3.801%	08/15/48	150		151,236
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	110		105,721
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A1
1.268%	07/15/47	1		713
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47	—	(r)	397
Series 2014-C17, Class A5
3.741%	08/15/47	115		115,944
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60		60,335
Series 2015-C27, Class AS
4.068%	12/15/47	265		266,383

A1310

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2016-C30, Class A5
2.860%	09/15/49	75	$70,127
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
3.258%(c)	03/15/33	188	188,811
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	257,821
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	40,610

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $5,576,188)			5,393,011

CORPORATE BONDS — 4.9%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	60	60,005
4.000%	03/15/22	120	120,058
4.200%	04/15/24	35	35,047
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	142,465
3.650%	11/01/24	125	121,445
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	82,022

			561,042

Aerospace & Defense — 0.1%
General Dynamics Corp.,
Gtd. Notes
2.875%	05/11/20	650	648,430
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	39,232
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	300	296,483

			984,145

Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
2.764%	08/15/22	285	274,609

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates^
3.700%	04/01/28	76	74,540
American Airlines 2016-1 Class B Pass-Through Trust, Pass-Through Certificates
5.250%	07/15/25	369	380,644
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21	13	13,859

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	120	$119,837
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	345	342,209
3.800%	04/19/23	230	225,912
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates^
4.750%	10/11/23	18	18,165
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	97	97,380
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	185	176,885
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	190	177,031

			1,626,462

Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.450%	09/13/19	250	246,956
3.250%	08/14/20(a)	640	642,112
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	415	404,177
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	350	331,942
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	60	60,000
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	55	55,043
3.150%	01/15/20	440	439,238
Harley-Davidson Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
3.550%	05/21/21	500	497,652
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
3.450%	03/12/21	565	558,627
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.300%	05/10/19	225	223,332
1.950%	02/27/20	135	133,057
3.100%	05/10/21	410	408,139
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
3.183%	07/20/21	470	470,574
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21	475	472,823

			4,943,672

A1311

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment — 0.0%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	25	$25,049
Aptiv PLC,
Gtd. Notes
3.150%	11/19/20	115	113,958

			139,007

Banks — 1.6%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.100%	01/18/19	200	199,631
Sub. Notes, 144A
4.750%	07/28/25	200	200,498
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.200%	07/17/20	200	195,978
2.750%	01/22/21	410	402,826
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	379,625
3.848%	04/12/23	400	390,799
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	183,694
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	115	115,008
3.550%	03/05/24	450	444,833
3.824%	01/20/28	1,000	973,121
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
3.023%(c)	06/25/22	450	451,183
Sub. Notes, MTN
4.200%	08/26/24	10	10,047
4.450%	03/03/26	225	225,271
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21	505	502,984
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
3.125%	04/20/21	595	592,009
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/11/21	780	764,663
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22	250	241,657
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	605	596,874
Sub. Notes, MTN, 144A
4.500%	03/15/25	200	195,599
4.875%	04/01/26	200	199,683
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.450%	05/10/19	250	248,270
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	820	794,667

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Capital One NA,
Sr. Unsec’d. Notes
1.850%	09/13/19	350	$346,178
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	198,813
3.887%	01/10/28	1,095	1,063,070
4.075%	04/23/29	350	343,523
5.875%	01/30/42	25	29,054
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.500%	03/14/19	250	249,763
2.550%	05/13/21	250	243,552
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	28,943
Sub. Notes
4.300%	12/03/25	129	127,198
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN, 144A
5.000%	10/15/19	100	102,066
Sub. Notes, 144A
4.500%	12/09/25(a)	250	247,702
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21	335	332,892
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/24/23	585	574,098
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%	12/14/23	575	548,660
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	350	343,736
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	30,380
Fifth Third Bank,
Sr. Unsec’d. Notes
3.350%	07/26/21	565	563,394
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/25/19	175	174,338
3.000%	04/26/22	685	671,118
3.750%	05/22/25	125	122,512
Sub. Notes
4.250%	10/21/25	475	470,671
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%	03/13/23	375	367,426
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	195,084
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	185,841
3.375%	01/12/23	200	185,156

A1312

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	530	$508,412
3.559%	04/23/24	250	247,393
3.782%	02/01/28	355	345,474
3.882%	07/24/38	310	289,537
Sub. Notes
3.375%	05/01/23	775	760,742
4.250%	10/01/27	175	174,130
KeyBank NA,
Sr. Unsec’d. Notes
3.350%	06/15/21	520	519,313
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
2.125%	03/07/22	400	388,119
2.750%	07/15/20	530	528,557
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	875	869,719
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	240,170
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.535%	07/26/21	715	715,558
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	150	149,386
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	500	465,830
3.971%	07/22/38	190	177,397
4.300%	01/27/45	170	163,784
Sub. Notes, MTN
4.100%	05/22/23	555	558,436
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20	375	368,164
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	24,097
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23	385	383,609
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	333,626
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	45	44,921
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%	06/25/24	600	598,296
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	09/10/19	50	49,724
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.748%	07/19/23	855	852,640

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
SunTrust Bank,
Sr. Unsec’d. Notes
3.502%	08/02/22	735	$732,500
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
3.350%	05/24/21	525	524,160
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
3.500%	07/19/23	520	519,036
Sr. Unsec’d. Notes, MTN
3.250%	06/11/21	400	399,870
Sub. Notes
3.625%	09/15/31	35	32,894
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	49,448
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN, 144A
4.500%	06/26/48	420	434,934
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	200	197,033
4.125%	09/24/25	200	198,757
United Overseas Bank Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	04/23/21	600	596,027
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	910	888,180
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	69,899
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.325%	07/23/21	550	549,358
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	450	444,236

			31,447,454

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	265	257,499
4.900%	02/01/46	350	353,962
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	320	279,639
Gtd. Notes, 144A
3.551%	05/25/21	260	259,528

			1,150,628

Biotechnology — 0.1%
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20	23	22,809
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	60,144

A1313

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	$154,535
3.900%	02/20/28	425	409,089
4.625%	05/15/44	185	174,094
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	200	198,349
3.250%	09/01/22	55	54,728

			1,073,748

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	28,867
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	484,457
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	67,159

			580,483

Chemicals — 0.0%
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	250	233,952
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	77,344
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	200	199,794
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	335	334,240

			845,330

Commercial Services — 0.0%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	25,004
3.850%	11/15/24	10	9,923
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	53,824
4.300%	09/15/44	75	76,710
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	75,361
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	34,009
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	35	32,439
4.125%	02/02/26	30	29,469

			336,739

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20	250	$247,053
3.200%	05/11/27	955	923,317
3.250%	02/23/26	450	439,853
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	205	203,290
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	87	87,003
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	130	128,733

			2,029,249

Cosmetics/Personal Care — 0.0%
Unilever Capital Corp. (United Kingdom),
Gtd. Notes
3.000%	03/07/22	360	356,451

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	370,934
3.500%	05/26/22	150	147,170
4.125%	07/03/23	250	248,159
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	145	142,195
3.350%	06/25/21	325	323,226
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	220	214,896
3.500%	01/15/22	165	163,802
3.625%	04/01/27	150	138,517
American Express Co.,
Sr. Unsec’d. Notes
2.200%	10/30/20	250	244,725
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	325	321,360
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	71,493
3.850%	11/21/22	355	350,997
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	60	59,494
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/15/21	575	570,998
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35	360	371,688

			3,739,654

Electric — 0.3%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	34,731

A1314

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	360	$357,697
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	590	532,955
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	26,395
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	35	34,529
Sr. Unsec’d. Notes
2.500%	12/01/19	110	109,147
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	49,728
3.750%	09/01/46	45	39,544
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	159,824
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	500	467,235
Eversource Energy,
Sr. Unsec’d. Notes
3.300%	01/15/28	105	99,005
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	400	382,753
5.150%	12/01/20	25	25,725
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	235	303,322
Florida Power & Light Co.,
First Mortgage
4.125%	06/01/48	450	451,062
Georgia Power Co.,
Sr. Unsec’d. Notes
2.000%	09/08/20	350	341,236
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	370	354,911
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	370	366,648
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	385	376,753
Ohio Power Co.,
Sr. Unsec’d. Notes
6.600%	03/01/33	295	369,862
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.050%	03/15/19	350	356,692
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	270	260,604

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	$133,148
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	35	35,302
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, MTN, 144A
2.250%	05/04/20	350	342,926
3.750%	05/02/23	500	498,375
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	51,153
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	148,530
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	239,592

			6,949,384

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	84,779
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	124,177
5.875%	06/15/20	25	25,977
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	100	99,954

			334,887

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	147,821
5.500%	09/15/19	25	25,583

			173,404

Foods — 0.1%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	229,545
Kraft Heinz Foods Co.,
Gtd. Notes
4.000%	06/15/23	800	802,279

			1,031,824

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27	200	189,200
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	17	17,610
4.800%	06/15/44	25	24,286

A1315

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Forest Products & Paper (cont’d.)
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24	90	$87,728

			318,824

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	295	279,778
3.950%	03/30/48	235	210,919
Sr. Unsec’d. Notes, 144A
3.650%	06/15/23	265	261,695

			752,392

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	215	214,903
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	140	139,460
4.750%	11/30/36	185	196,885
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	360	344,245
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19	400	398,146
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	150	158,870
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	150	138,911

			1,376,517

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	194,708
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	135	132,864
4.650%	01/15/43	55	54,145
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	189,887
Unsec’d. Notes
4.185%	11/15/45	125	122,965
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	645,022
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25	800	757,361
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	490	482,018

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	07/15/23	315	$314,036
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	74,698
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	75,100
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	142,773
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes
3.930%	10/01/48	850	792,466
Stanford Health Care,
Unsec’d. Notes
3.795%	11/15/48	250	236,608
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	191,926
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	39,385
West Virginia United Health System Obligated Group,
Sec’d. Notes
4.924%	06/01/48	525	532,087

			4,978,049

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%, 144A
2.858%(c)	09/20/21	520	520,515
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	200	190,142
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	14,933
4.125%	02/15/24	50	50,124
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	75,031
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/20/23	135	134,014
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	195,330
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	29,500
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	49,958
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	450	450,059

A1316

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/28	490	$473,022
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	29,408
3.500%	06/03/24	460	450,450
4.350%	01/30/47	25	23,895
MassMutual Global Funding II,
Sec’d. Notes, MTN, 144A
1.950%	09/22/20	400	391,349
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.050%	06/12/20	150	147,077
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	85	83,815
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	34,483
3.400%	05/15/25	120	116,294
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	557,829
4.900%	09/15/44	70	74,362
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	70	68,869
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	380	358,501
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	174,917
4.500%	09/15/28	305	304,914

			4,998,791

Internet — 0.2%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
4.000%	12/06/37	655	601,381
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	135,075
3.875%	08/22/37	220	215,391
4.950%	12/05/44	235	262,814
5.200%	12/03/25	230	252,575
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	199,182
3.875%	09/29/23	430	425,270
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	121,268
3.650%	03/15/25	75	73,691
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	220	224,101

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
2.985%	01/19/23	200	$193,708
3.595%	01/19/28	450	425,931

			3,130,387

Iron/Steel — 0.0%
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21	145	147,645
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	450	449,309

			596,954

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	82,978

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
3.150%	09/07/21(a)	905	903,935

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	310	304,528
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	390	387,470

			691,998

Media — 0.1%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	30	29,783
4.500%	02/15/21	25	25,707
5.650%	08/15/20	30	31,255
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	500	503,064
4.908%	07/23/25	305	309,705
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	25	25,782
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	155	153,019
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	18,436
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,060
5.000%	02/01/20	35	35,734
6.550%	05/01/37	28	30,373
6.750%	06/15/39	30	32,718
8.250%	04/01/19	35	35,895

A1317

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
8.750%	02/14/19	10	$10,207

			1,251,738

Mining — 0.0%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/09/21	35	34,869
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25	100	100,415

			135,284

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	292	287,854

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19	220	217,716
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	500	482,296
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	191,753
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	90	85,905
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	200	197,858
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	179,391
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	75	73,673
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	175	171,095
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.300%	05/20/23	200	198,411
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	300	309,000
5.500%	06/27/44	440	372,416
Shell International Finance BV (Netherlands),
Gtd. Notes
1.375%	05/10/19	300	297,762
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	98,940
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	47,542
3.700%	03/15/28	260	243,924

			3,167,682

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	220	$215,723
3.650%	09/15/24	30	29,527

			245,250

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	51,212
3.600%	05/14/25	220	212,931
4.500%	05/14/35	200	192,101
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	230	229,466
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20	505	505,071
5.050%	03/25/48	315	322,196
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21	80	80,075
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	375	369,041
3.300%	02/25/21	150	149,232
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	10	10,123
4.600%	06/01/44	35	35,414
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	247,608
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	175	169,507
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	510	501,707

			3,075,684

Pipelines — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	68,289
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	50	48,028
4.950%	12/15/24	60	60,890
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	90	89,851
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23	65	65,510
4.250%	12/01/26	55	55,349

A1318

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Sub. Notes
6.000%	01/15/77	115	$110,497
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	24,918
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	41,985
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	145,511
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	130	122,409
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	165	165,856

			999,093

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25	595	568,960
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	535	500,264
4.125%	07/01/24	50	49,611
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	72,659
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	44,678
3.900%	03/15/27	70	66,501
4.125%	06/15/26	115	111,500
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	29,923
3.700%	06/15/26	200	191,139
4.750%	05/15/47	85	80,583
Duke Realty LP,
Sr. Unsec’d. Notes
4.000%	09/15/28	590	581,633
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	230	217,892
4.500%	03/15/48	350	342,189
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	148,884
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	191,255
4.250%	08/15/29	100	97,131
4.375%	10/01/25	40	39,894
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	137,579

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	$147,409
SBA Tower Trust,
Mortgage, 144A
2.877%	07/10/46	90	88,490
2.898%	10/11/44	160	159,679
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	97,846
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	195	183,405
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20	200	199,361

			4,348,465

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.625%	04/21/19	265	263,121
3.125%	04/21/26	70	64,970
3.750%	06/01/27(a)	550	531,167
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	250	237,156
4.625%	09/15/21	50	51,537
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	200	200,005
4.375%	03/15/23	45	44,448
4.450%	02/15/25	10	9,500
4.850%	04/01/24	105	103,917
Walmart, Inc.,
Sr. Unsec’d. Notes
3.400%	06/26/23	650	652,830

			2,158,651

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	260	258,367
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	265	256,765
3.000%	01/15/22	565	550,457
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21	190	188,887

			1,254,476

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/28	740	741,465
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	156,475

A1319

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	500	$477,062

			1,375,002

Telecommunications — 0.1%
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	25	24,456
3.663%	05/15/45	50	48,978
3.720%	07/15/43	160	160,094
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	43,962
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36	175	166,773
5.150%	09/15/23	625	669,030
5.250%	03/16/37	200	213,234
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	555	548,711

			1,875,238

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	206,500
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	12/15/48	450	444,987
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	24,944
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	80	75,128

			751,559

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	15	14,810
3.250%	09/15/26	375	345,140
3.500%	03/15/28	280	257,426
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	29,896
3.200%	07/15/20	150	149,217
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
4.125%	07/15/23	200	200,249

			996,738

TOTAL CORPORATE BONDS (cost $100,439,829)			98,546,614

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
Revenue Bonds, BABs
6.907%	10/01/50	430	$623,203
California State Public Works Board,
Revenue Bonds, BABs
7.804%	03/01/35	200	270,230
Northern California Power Agency,
Revenue Bonds, BABs
7.311%	06/01/40	200	258,478
San Jose Redevelopment Agency Successor Agency,
Tax Allocation
3.375%	08/01/34	165	152,835
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34	120	165,928
7.625%	03/01/40	100	145,615
University of California,
Revenue Bonds
4.131%	05/15/45	15	14,953

			1,631,242

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	175	173,257

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	599	708,952

Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	410	494,960

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	284,100

New York — 0.0%
New York State Dormitory Authority,
Revenue Bonds
3.879%	07/01/46	375	350,655
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	53,579

			404,234

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	150,350

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	220	204,477

Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36	250	246,925

A1320

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Wisconsin (cont’d.)
TOTAL MUNICIPAL BONDS
(cost $4,419,971)			$4,298,497

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(cc)	05/27/47	72	71,897
Series 2018-1, Class A1, 144A
2.930%(cc)	02/25/48	131	130,438
Deephaven Residential Mortgage Trust,
Series 2018-1A, Class A1, 144A
2.976%(cc)	12/25/57	204	202,534
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
4.216%(c)	10/25/28	20	20,447
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.666%(c)	01/25/29	31	31,434
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
2.896%(c)	10/25/30	217	217,577
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	197	199,950
Freddie Mac REMICS,
Series 4604, Class FH, 1 Month LIBOR + 0.500%
2.658%(c)	08/15/46	13	13,020
Series 4621, Class FK, 1 Month LIBOR + 0.500%
2.658%(c)	10/15/46	66	66,404
Series 4623, Class EF, 1 Month LIBOR + 0.450%
2.608%(c)	10/15/46	40	40,523
Series 4623, Class MF, 1 Month LIBOR + 0.500%
2.658%(c)	10/15/46	41	41,318
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
5.066%(c)	04/25/28	140	144,682
Series 2016-HQA1, Class M2, 1 Month LIBOR + 2.750%
4.966%(c)	09/25/28	188	191,653
Series 2016-HQA3, Class M1, 1 Month LIBOR + 0.800%
3.016%(c)	03/25/29	51	51,250
Series 2018-DNA1, Class M1, 1 Month LIBOR + 0.450%
2.666%(c)	07/25/30	380	379,018
Series 2018-SPI2, Class M1, 144A
3.820%(cc)	05/25/48	310	309,423
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, 144A
3.500%(cc)	11/25/57	197	192,641
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	199	195,368
Series 2018-8, Class DA
3.000%	11/20/47	138	136,747
Homeward Opportunities Fund I Trust,
Series 2018-1, Class A1, 144A
3.766%(cc)	06/25/48	304	304,116
MetLife Securitization Trust,
Series 2018-1A, Class A, 144A
3.750%(cc)	03/25/57	628	624,550

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	54	$51,942
Sequoia Mortgage Trust,
Series 2018-CH1, Class A11, 144A
3.500%(cc)	02/25/48	291	286,833
Series 2018-CH2, Class A3, 144A
4.000%(cc)	06/25/48	548	548,605
Series 2018-CH4, Class A11, 144A^
4.000%(cc)	10/25/48	885	891,031
Verus Securitization Trust,
Series 2018-INV1, Class A1, 144A
3.626%(cc)	03/25/58	257	256,538

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $5,615,841)			5,599,939

SOVEREIGN BONDS — 0.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	207,378
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	200,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	411,932
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	350	346,868
4.750%	03/08/44	100	95,550
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	74,941
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	140,659
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	225	222,332
2.200%	07/26/22	500	481,180
3.300%	03/15/28	355	348,492
Sr. Unsec’d. Notes, MTN, 144A
1.750%	08/26/20	200	194,980
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	23,884
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	245,746
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	695	696,853
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	585	577,045
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	98,871

A1321

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Unsec’d. Notes
3.500%	07/29/20	325	$327,850
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	101,866

TOTAL SOVEREIGN BONDS
(cost $4,885,040)			4,796,427

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Federal Home Loan Banks, Bonds
1.000%	09/26/19	325	319,735
Federal Home Loan Mortgage Corp.
2.500%	06/01/30	326	315,309
3.000%	01/01/27	31	30,620
3.000%	02/01/30	52	51,093
3.000%	08/01/43	190	183,361
3.500%	03/01/42	5	5,193
3.500%	12/01/42	127	125,968
3.500%	07/01/43	81	79,987
3.500%	01/01/44	186	184,511
3.500%	03/01/45	371	367,220
3.500%	03/01/46	323	318,966
4.000%	09/01/40	3	3,030
4.000%	12/01/40	46	47,001
4.000%	02/01/41	53	53,930
4.000%	04/01/42	8	7,966
4.000%	06/01/42	24	24,524
4.000%	11/01/45	204	206,169
4.500%	05/01/40	21	21,594
4.500%	10/01/41	157	163,647
4.500%	05/01/42	74	77,667
5.000%	07/01/35	35	36,912
5.000%	09/01/39	7	7,381
5.500%	06/01/36	42	45,029
6.000%	08/01/34	26	28,483
6.000%	01/01/38	9	9,426
Federal National Mortgage Assoc.
2.500%	TBA	760	733,232
3.000%	03/01/38	240	233,014
3.000%	10/01/46	466	447,070
3.000%	11/01/46	898	861,300
3.000%	12/01/46	1,147	1,098,119
3.000%	11/01/47	1,290	1,236,512
3.000%	TBA	2,980	2,851,192
3.000%	TBA	140	138,263
3.500%	05/01/33	975	980,051
3.500%	08/01/45	1,168	1,154,595
3.500%	02/01/47	436	430,531
3.500%	11/01/47	51	49,754
3.500%	12/01/47	23	22,625
3.500%	04/01/48	630	620,187
3.500%	TBA	2,465	2,425,631
4.000%	12/01/45	910	926,407
4.000%	08/01/47	539	544,276
4.000%	TBA	1,860	1,878,164
4.500%	02/01/46	260	270,745
4.500%	09/01/46	430	447,079
4.500%	11/01/47	450	468,519

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	05/01/48	964	$1,004,578
4.500%	05/01/48	886	914,404
4.500%	TBA	2,178	2,246,826
5.000%	06/01/48	125	131,724
5.000%	08/01/48	391	410,680
5.000%	TBA	980	1,028,699
5.500%	TBA	390	416,173
1.000%	08/28/19	850	837,749
1.250%	08/17/21	630	601,798
1.500%	02/28/20	130	127,777
2.000%	07/01/28	18	17,400
2.500%	05/01/30	49	47,365
2.500%	11/01/31	628	606,356
2.500%	05/01/32	193	186,481
2.500%	10/01/32	97	93,267
2.500%	02/01/43	25	22,948
2.500%	08/01/46	370	342,480
2.500%	10/01/46	142	131,225
3.000%	12/01/27	12	12,407
3.000%	10/01/28	30	29,929
3.000%	03/01/30	89	87,986
3.000%	08/01/32	21	21,080
3.000%	09/01/32	79	77,962
3.000%	10/01/32	685	677,014
3.000%	09/01/33	17	17,153
3.000%	11/01/36	187	182,034
3.000%	11/01/36	166	161,656
3.000%	11/01/36	39	38,146
3.000%	12/01/36	47	45,996
3.000%	10/01/37	675	655,285
3.000%	01/01/43	54	52,110
3.000%	05/01/43	248	239,823
3.000%	05/01/43	37	35,469
3.000%	05/01/43	3	2,831
3.000%	03/01/46	553	530,312
3.000%	06/01/46	353	338,544
3.000%	09/01/46	57	54,413
3.000%	10/01/46	741	710,057
3.000%	10/01/46	688	659,769
3.000%	10/01/46	455	436,107
3.000%	10/01/46	105	100,263
3.000%	11/01/46	1,795	1,720,745
3.000%	11/01/46	401	384,016
3.000%	11/01/46	260	248,573
3.000%	11/01/46	225	215,843
3.000%	11/01/46	179	171,751
3.000%	11/01/46	127	121,721
3.000%	11/01/46	57	54,602
3.000%	11/01/46	38	36,158
3.000%	11/01/46	25	24,245
3.000%	12/01/46	189	181,189
3.000%	12/01/46	181	173,599
3.000%	12/01/46	182	174,340
3.000%	12/01/46	119	114,289
3.000%	12/01/46	31	29,626
3.000%	01/01/47	121	116,300
3.500%	11/01/32	254	255,780
3.500%	02/01/35	21	21,153

A1322

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	01/01/36	189	$188,847
3.500%	06/01/38	137	136,348
3.500%	10/01/41	22	22,031
3.500%	07/01/42	68	67,215
3.500%	07/01/42	61	59,763
3.500%	03/01/43	54	53,474
3.500%	06/01/43	33	32,816
3.500%	06/01/43	21	21,196
3.500%	07/01/43	137	136,131
3.500%	09/01/43	75	74,097
3.500%	01/01/44	607	598,695
3.500%	01/01/44	136	134,087
3.500%	03/01/44	35	34,319
3.500%	07/01/44	132	131,128
3.500%	04/01/45	231	228,758
3.500%	04/01/45	42	41,133
3.500%	04/01/45	1	1,332
3.500%	05/01/45	108	106,905
3.500%	06/01/45	130	128,580
3.500%	07/01/45	227	224,332
3.500%	09/01/45	244	241,093
3.500%	11/01/45	230	227,680
3.500%	11/01/45	52	51,090
3.500%	11/01/45	50	49,894
3.500%	12/01/45	936	925,532
3.500%	12/01/45	495	489,032
3.500%	12/01/45	357	354,642
3.500%	01/01/46	413	407,819
3.500%	01/01/46	168	166,053
3.500%	04/01/46	165	163,462
3.500%	06/01/46	432	426,487
3.500%	06/01/46	265	262,819
3.500%	08/01/46	452	446,874
3.500%	09/01/46	608	600,553
3.500%	01/01/47	1,465	1,445,979
3.500%	03/01/47	1,107	1,091,912
3.500%	03/01/47	246	242,258
3.500%	04/01/47	546	538,601
3.500%	04/01/48	1,717	1,690,154
4.000%	11/01/40	384	389,471
4.000%	11/01/40	63	64,562
4.000%	12/01/40	16	15,908
4.000%	02/01/41	99	101,077
4.000%	02/01/41	85	86,326
4.000%	02/01/41	42	42,836
4.000%	02/01/41	34	34,211
4.000%	01/01/42	37	37,843
4.000%	08/01/42	74	74,788
4.000%	01/01/43	28	28,713
4.000%	06/01/45	920	931,383
4.000%	07/01/45	793	801,727
4.000%	09/01/45	369	373,625
4.000%	09/01/45	57	58,321
4.000%	09/01/45	21	21,150
4.000%	10/01/45	188	190,095
4.000%	11/01/45	19	19,506
4.000%	12/01/45	42	42,651
4.000%	01/01/46	581	587,673

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	02/01/46	488		$493,228
4.000%	03/01/46	52		52,951
4.000%	07/01/46	112		113,500
4.000%	08/01/46	705		712,624
4.000%	09/01/46	610		618,240
4.000%	09/01/46	17		17,285
4.000%	12/01/46	18		17,877
4.000%	02/01/47	157		158,520
4.000%	08/01/47	890		899,480
4.000%	08/01/47	687		696,026
4.000%	02/01/48	157		158,673
4.000%	07/01/48	2,727		2,755,145
4.500%	08/01/24	7		7,394
4.500%	01/01/27	8		8,254
4.500%	09/01/35	35		36,044
4.500%	12/01/39	8		8,141
4.500%	03/01/40	16		16,997
4.500%	08/01/40	87		90,601
4.500%	10/01/40	39		40,233
4.500%	05/01/41	19		19,808
4.500%	01/01/44	148		153,880
4.500%	04/01/44	71		73,299
4.500%	03/01/46	265		274,394
4.500%	06/01/47	116		119,931
4.500%	07/01/47	96		99,323
4.500%	05/01/48	432		448,185
5.000%	04/01/19	—	(r)	95
5.000%	10/01/33	16		17,120
5.000%	11/01/33	4		4,318
5.000%	11/01/33	4		4,252
5.000%	10/01/34	6		6,609
5.000%	04/01/35	3		2,751
5.000%	07/01/35	15		15,557
5.000%	07/01/35	11		11,283
5.000%	07/01/35	3		3,526
5.000%	10/01/35	20		21,120
5.000%	09/01/40	683		726,578
5.000%	07/01/41	237		251,404
5.000%	02/01/42	41		43,172
5.000%	05/01/42	33		34,961
5.000%	07/01/42	75		79,703
5.000%	05/01/48	170		178,502
5.500%	04/01/34	8		9,140
5.500%	02/01/35	20		21,362
5.500%	11/01/35	38		41,347
5.500%	01/01/36	7		7,969
5.500%	07/01/36	39		42,232
5.500%	08/01/37	919		992,244
5.500%	08/01/37	47		51,144
5.500%	05/01/44	1,274		1,374,103
6.000%	02/01/34	140		154,147
6.000%	04/01/35	10		10,460
6.000%	04/01/35	9		9,678
6.000%	03/01/37	33		35,796
6.000%	01/01/40	7		7,951
6.500%	11/01/36	14		15,319
Government National Mortgage Assoc.
3.500%	02/20/48	1,585		1,574,535

A1323

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	07/20/48	2,095	$2,167,484
4.500%	TBA	970	1,002,402
5.000%	05/20/48	246	256,936
5.000%	05/20/48	71	75,117
5.000%	06/20/48	82	87,223
5.000%	07/20/48	632	661,624
5.000%	07/20/48	160	170,028
5.000%	07/20/48	30	31,754
5.000%	08/20/48	809	845,631
5.000%	09/20/48	870	909,765
5.000%	09/20/48	90	95,869
5.000%	TBA	1,035	1,080,813
5.500%	05/20/48	639	674,895
2.500%	10/20/42	28	26,791
2.500%	01/20/43	12	11,720
2.500%	05/20/43	151	143,251
2.500%	09/20/46	536	503,088
3.000%	08/20/43	38	37,319
3.000%	04/20/46	82	79,899
3.000%	08/20/46	198	192,284
3.000%	09/20/46	343	333,338
3.000%	11/20/46	545	528,854
3.000%	12/20/46	86	83,192
3.000%	04/20/47	463	448,819
3.000%	05/20/47	227	219,874
3.000%	07/20/47	2,712	2,629,466
3.500%	01/15/42	13	13,216
3.500%	03/20/42	34	34,082
3.500%	05/20/42	12	12,406
3.500%	06/20/42	16	16,230
3.500%	08/20/42	28	27,763
3.500%	09/20/42	73	72,874
3.500%	12/20/42	13	13,096
3.500%	01/20/43	93	93,090
3.500%	02/20/43	31	31,037
3.500%	03/20/43	39	38,306
3.500%	05/20/43	26	26,185
3.500%	07/20/43	24	24,274
3.500%	09/20/43	130	130,441
3.500%	10/15/43	60	59,562
3.500%	02/20/45	16	16,070
3.500%	10/20/45	18	18,211
3.500%	02/20/46	70	69,494
3.500%	02/20/46	52	52,274
3.500%	03/20/46	607	604,502
3.500%	04/20/46	1,127	1,122,467
3.500%	06/20/46	180	179,132
3.500%	02/20/47	416	413,977
4.000%	02/15/41	8	7,791
4.000%	03/15/41	8	8,425
4.000%	10/20/41	61	62,485
4.000%	04/20/42	42	42,845
4.000%	02/20/44	51	52,447
4.000%	01/20/46	102	104,119
4.000%	05/20/46	127	129,623
4.000%	05/20/47	1,851	1,889,775
4.000%	07/20/47	372	379,686
4.000%	08/20/47	587	599,708

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	05/20/40	31	$32,269
4.500%	01/20/41	44	45,642
4.500%	09/15/45	39	40,943
4.500%	01/20/46	49	51,606
4.500%	07/20/47	499	516,648
4.500%	08/20/47	885	915,633
4.500%	09/20/47	257	265,927
5.000%	05/20/33	13	13,824
5.000%	12/20/34	10	10,898
5.000%	04/15/39	9	9,039
5.000%	09/15/39	4	4,320
5.000%	12/15/39	16	16,599
5.000%	01/15/40	15	15,983
5.000%	02/15/40	7	7,184
5.000%	05/20/40	20	21,832
5.000%	06/15/40	14	14,506
5.000%	06/20/40	18	19,706
5.000%	08/20/40	6	6,280
5.000%	11/20/42	35	36,936
5.000%	07/20/47	680	710,709
5.000%	08/20/47	73	76,483
5.000%	09/20/47	546	570,986
5.000%	10/20/47	326	340,377
5.000%	11/20/47	172	180,339
5.000%	12/20/47	524	547,897
5.000%	01/20/48	681	711,957
5.000%	02/20/48	269	281,481
5.500%	08/20/38	15	15,637

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $95,731,944)			94,018,262

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
2.250%	08/15/46	965	796,879
2.500%	02/15/45	325	284,642
2.500%	02/15/46	295	257,457
2.500%	05/15/46	345	300,851
2.750%	11/15/42	135	124,938
2.750%	08/15/47	6,135	5,618,558
2.875%	08/15/45	195	183,620
2.875%	11/15/46	400	376,188
3.000%	11/15/44	60	57,916
3.000%	11/15/45	225	216,993
3.000%	05/15/47	755	727,159
3.000%	02/15/48	1,250	1,202,979
3.000%	08/15/48	800	769,906
3.125%	11/15/41	4,770	4,722,673
3.125%	02/15/43	240	237,094
3.375%	05/15/44	690	711,482
3.500%	02/15/39	3,305	3,481,740
4.250%	05/15/39	400	466,469
4.500%	02/15/36	485	575,445
4.500%	05/15/38(a)	4,760	5,711,256
5.375%	02/15/31	30	37,072
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	6	6,412
0.125%	04/15/20	225	238,963
0.125%	04/15/21	75	78,098

A1324

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.125%	01/15/22	59	$64,065
0.125%	04/15/22	300	302,018
0.125%	07/15/22	136	145,423
0.125%	01/15/23	88	93,008
0.250%	01/15/25	357	364,437
0.375%	07/15/25	276	283,887
0.375%	01/15/27	105	104,564
0.375%	07/15/27	98	96,447
0.500%	01/15/28	99	97,051
0.625%	04/15/23	40	40,055
0.625%	01/15/24	196	208,733
0.625%	01/15/26	72	74,705
0.625%	02/15/43	182	181,243
0.750%	02/15/42	17	18,104
0.750%	02/15/45	51	50,722
0.875%	02/15/47	20	20,063
1.000%	02/15/46	73	76,197
1.000%	02/15/48	10	10,091
1.750%	01/15/28	6	8,239
1.875%	07/15/19	72	86,011
2.000%	01/15/26	18	24,581
2.125%	01/15/19	11	13,178
2.125%	02/15/40	17	23,521
2.125%	02/15/41	29	40,592
2.500%	01/15/29	205	276,461
3.875%	04/15/29	18	34,529
U.S. Treasury Notes
1.125%	02/28/21	310	297,515
1.125%	08/31/21	655	622,915
1.250%	03/31/21	425	408,614
1.375%	04/30/20	45	44,024
1.625%	08/31/22	5,080	4,836,319
1.625%	04/30/23	1,635	1,543,031
1.750%	10/31/20	510	498,824
1.750%	12/31/20	405	395,381
1.750%	11/30/21	190	183,424
1.750%	05/31/22	2,515	2,413,418
1.875%	01/31/22	855	827,046
1.875%	03/31/22	3,755	3,626,215
2.000%	11/30/22	70	67,443
2.125%	08/15/21	2,660	2,604,722
2.125%	12/31/22(k)	9,790	9,472,207
2.125%	02/29/24	6,630	6,351,074
2.250%	11/15/24	1,025	982,278
2.250%	11/15/27	3,915	3,664,501
2.625%	07/31/20	1,770	1,764,192
2.625%	06/30/23	565	556,966
2.750%	07/31/23	3,400	3,369,852
2.750%	08/31/23	8,775	8,698,219
2.875%	05/15/28	6,745	6,643,298

TOTAL U.S. TREASURY OBLIGATIONS
(cost $91,996,675)			89,794,193

TOTAL LONG-TERM INVESTMENTS
(cost $1,656,584,243)			1,798,186,603

		Shares	Value
SHORT-TERM INVESTMENTS — 15.6%
AFFILIATED MUTUAL FUNDS — 15.2%
PGIM Core Ultra Short Bond Fund(w)		218,892,097	$218,892,097
PGIM Institutional Money Market Fund (cost $86,461,050; includes $86,320,832 of cash collateral for securities on loan)(b)(w)		86,449,220	86,457,865

TOTAL AFFILIATED MUTUAL FUNDS
(cost $305,353,147)			305,349,962

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
2.021%	12/20/18(k)	7,090	7,056,460
2.036%	12/20/18	160	159,243
2.102%	12/20/18	1,060	1,054,986

TOTAL U.S. TREASURY OBLIGATIONS
(cost $8,272,953)			8,270,689

TOTAL SHORT-TERM INVESTMENTS
(cost $313,626,100)			313,620,651

TOTAL INVESTMENTS — 105.1%
(cost $1,970,210,343)			$2,111,807,254
Liabilities in excess of other assets(z) — (5.1)%			(102,244,134)

NET ASSETS — 100.0%			$2,009,563,120

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $983,743 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,480,487; cash collateral of $86,320,832 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Principal or notional amount is less than $500 par.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A1325

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
26	2 Year U.S. Treasury Notes	Dec. 2018	$5,479,094	$(18,599)
55	5 Year U.S. Treasury Notes	Dec. 2018	6,186,211	(56,328)
39	10 Year U.S. Treasury Notes	Dec. 2018	4,632,469	(65,480)
22	20 Year U.S. Treasury Bonds	Dec. 2018	3,091,000	(76,992)
18	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	2,777,063	(103,718)
469	Mini MSCI EAFE Index	Dec. 2018	46,325,475	809,697
147	Mini MSCI Emerging Markets Index	Dec. 2018	7,715,295	170,316
191	Russell 2000 E-Mini Index	Dec. 2018	16,242,640	(187,355)
587	S&P 500 E-Mini Index	Dec. 2018	85,672,650	489,092
44	S&P Mid Cap 400 E-Mini Index	Dec. 2018	8,910,880	(87,059)

				873,574

Short Positions:
4	5 Year U.S. Treasury Notes	Dec. 2018	449,906	(375)
3	10 Year U.S. Treasury Notes	Dec. 2018	356,344	1,508

				1,133

				$874,707

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Japanese Yen,
Expiring 10/15/18	Bank of America	JPY	104,794	$945,675	$923,489	$22,186	$—

Credit Default Swap Agreement outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.IG.CDSI.S31.V1	12/20/23	1.000	%(Q)	24,700	0.597%	$440,297	$484,899	$44,602

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

A1326

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$—	$7,740
JPMorgan Chase	—	673,797
Morgan Stanley	—	7,122,148

Total	$—	$7,803,685

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,072,780,009	$408,306,980	$7
Preferred Stocks	3,401,584	14,011	—
Asset-Backed Securities
Automobiles	—	3,244,840	—
Collateralized Loan Obligations	—	2,386,594	—
Credit Cards	—	249,136	—
Equipment	—	872,670	—
Other	—	3,021,726	—
Residential Mortgage-Backed Securities	—	1,136,700	—
Student Loans	—	325,403	—
Commercial Mortgage-Backed Securities	—	5,393,011	—
Corporate Bonds	—	98,453,909	92,705
Municipal Bonds	—	4,298,497	—
Residential Mortgage-Backed Securities	—	4,708,908	891,031
Sovereign Bonds	—	4,796,427	—
U.S. Government Agency Obligations	—	94,018,262	—
U.S. Treasury Obligations	—	98,064,882	—
Affiliated Mutual Funds	305,349,962	—	—
Other Financial Instruments*
Futures Contracts	874,707	—	—
OTC Forward Foreign Currency Contract	—	22,186	—
Centrally Cleared Credit Default Swap Agreements	—	44,602	—

Total	$1,382,406,262	$729,358,744	$983,743

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1327

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS
Aerospace & Defense — 6.4%
Boeing Co. (The)	382,597	$142,287,824
Northrop Grumman Corp.	102,200	32,435,214
Spirit AeroSystems Holdings, Inc. (Class A Stock)	151,088	13,850,237

		188,573,275

Auto Components — 0.9%
Aptiv PLC	331,200	27,787,680

Automobiles — 1.6%
Tesla, Inc.*(a)	172,877	45,772,643

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	150,173	20,875,549
Vertex Pharmaceuticals, Inc.*	258,747	49,870,897

		70,746,446

Capital Markets — 4.0%
Charles Schwab Corp. (The)	987,954	48,557,939
Intercontinental Exchange, Inc.	375,240	28,101,724
Morgan Stanley	453,990	21,142,314
TD Ameritrade Holding Corp.	377,150	19,924,835

		117,726,812

Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	268,506	21,418,724

Equity Real Estate Investment Trusts (REITs) — 0.9%
Crown Castle International Corp.	240,734	26,800,916

Health Care Equipment & Supplies — 6.5%
Becton, Dickinson & Co.	240,087	62,662,707
Intuitive Surgical, Inc.*	117,492	67,440,408
Stryker Corp.	342,821	60,912,435

		191,015,550

Health Care Providers & Services — 10.0%
Anthem, Inc.	132,967	36,439,606
Centene Corp.*	135,577	19,628,838
Cigna Corp.	361,805	75,345,891
HCA Healthcare, Inc.	341,683	47,534,939
Humana, Inc.	49,780	16,851,526
UnitedHealth Group, Inc.	319,770	85,071,611
WellCare Health Plans, Inc.*	37,074	11,881,846

		292,754,257

Hotels, Restaurants & Leisure — 2.7%
Hilton Worldwide Holdings, Inc.	392,181	31,680,381
Las Vegas Sands Corp.	283,500	16,820,055
McDonald’s Corp.	67,286	11,256,275
Restaurant Brands International, Inc. (Canada)(a)	312,200	18,507,216

		78,263,927

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	116,300	19,352,320

Internet & Direct Marketing Retail — 14.3%
Amazon.com, Inc.*	145,630	291,696,890
Booking Holdings, Inc.*	47,947	95,126,848
Netflix, Inc.*	85,835	32,113,449

		418,937,187

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 14.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	324,062	$53,392,455
Alphabet, Inc. (Class A Stock)*	113,060	136,472,465
Alphabet, Inc. (Class C Stock)*	57,513	68,640,040
Facebook, Inc. (Class A Stock)*	524,567	86,270,289
IAC/InterActiveCorp.*	36,400	7,888,608
Tencent Holdings Ltd. (China), ADR	1,468,987	59,993,429

		412,657,286

IT Services — 7.3%
Fidelity National Information Services, Inc.	83,598	9,118,034
Global Payments, Inc.	225,554	28,735,580
PayPal Holdings, Inc.*	439,227	38,581,700
Visa, Inc. (Class A Stock)(a)	925,743	138,944,767

		215,380,081

Machinery — 0.5%
Fortive Corp.(a)	158,950	13,383,590

Multiline Retail — 1.5%
Dollar General Corp.	389,248	42,544,806

Multi-Utilities — 0.6%
Sempra Energy(a)	164,902	18,757,603

Pharmaceuticals — 0.9%
Merck & Co., Inc.	360,762	25,592,456

Road & Rail — 0.5%
Kansas City Southern	125,420	14,207,578

Semiconductors & Semiconductor Equipment — 1.7%
ASML Holding NV (Netherlands)(a)	55,954	10,520,471
Maxim Integrated Products, Inc.	252,300	14,227,197
NVIDIA Corp.	85,500	24,027,210

		48,774,878

Software — 14.8%
Activision Blizzard, Inc.	212,200	17,652,918
Electronic Arts, Inc.*	109,047	13,139,073
Intuit, Inc.	225,867	51,362,156
Microsoft Corp.	1,643,598	187,978,303
Red Hat, Inc.*	304,887	41,550,000
salesforce.com, Inc.*	281,740	44,805,112
ServiceNow, Inc.*	93,907	18,371,026
Splunk, Inc.*	38,200	4,618,762
VMware, Inc. (Class A Stock)*(a)	225,110	35,130,667
Workday, Inc. (Class A Stock)*	127,738	18,647,193

		433,255,210

Specialty Retail — 1.2%
Ross Stores, Inc.	368,252	36,493,773

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	256,493	57,900,730

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc. (Class B Stock)	319,100	27,034,152

Tobacco — 1.0%
Philip Morris International, Inc.	365,541	29,806,213

A1328

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities — 0.4%
American Water Works Co., Inc.	129,955	$11,432,141

TOTAL LONG-TERM INVESTMENTS (cost $1,901,942,374)		2,886,370,234

SHORT-TERM INVESTMENTS — 9.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	42,011,578	42,011,578
PGIM Institutional Money Market Fund (cost $225,452,014; includes $225,088,976 of cash collateral for securities on loan)(b)(w)	225,422,506	225,445,048

TOTAL SHORT-TERM INVESTMENTS (cost $267,463,592)		267,456,626

Value
TOTAL INVESTMENTS — 107.6% (cost $2,169,405,966)	$3,153,826,860
Liabilities in excess of other assets — (7.6)%	(222,578,114)

NET ASSETS — 100.0%	$2,931,248,746

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $212,964,818; cash collateral of $225,088,976 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$188,573,275	$—	$—
Auto Components	27,787,680	—	—
Automobiles	45,772,643	—	—
Biotechnology	70,746,446	—	—
Capital Markets	117,726,812	—	—
Commercial Services & Supplies	21,418,724	—	—
Equity Real Estate Investment Trusts (REITs)	26,800,916	—	—
Health Care Equipment & Supplies	191,015,550	—	—
Health Care Providers & Services	292,754,257	—	—
Hotels, Restaurants & Leisure	78,263,927	—	—
Industrial Conglomerates	19,352,320	—	—
Internet & Direct Marketing Retail	418,937,187	—	—
Internet Software & Services	412,657,286	—	—
IT Services	215,380,081	—	—
Machinery	13,383,590	—	—
Multiline Retail	42,544,806	—	—
Multi-Utilities	18,757,603	—	—
Pharmaceuticals	25,592,456	—	—
Road & Rail	14,207,578	—	—
Semiconductors & Semiconductor Equipment	48,774,878	—	—
Software	433,255,210	—	—
Specialty Retail	36,493,773	—	—
Technology Hardware, Storage & Peripherals	57,900,730	—	—
Textiles, Apparel & Luxury Goods	27,034,152	—	—

A1329

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Tobacco	$29,806,213	$—	$—
Water Utilities	11,432,141	—	—
Affiliated Mutual Funds	267,456,626	—	—

Total	$3,153,826,860	$—	$—

A1330

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 95.9%
Aerospace & Defense — 3.1%
Boeing Co. (The)	62,030	$23,068,957
Raytheon Co.	46,662	9,643,169
United Technologies Corp.	67,135	9,386,144

		42,098,270

Air Freight & Logistics — 0.9%
United Parcel Service, Inc. (Class B Stock)	109,400	12,772,450

Airlines — 1.6%
Southwest Airlines Co.	343,500	21,451,575

Auto Components — 0.9%
Magna International, Inc.	236,100	12,402,333

Banks — 12.3%
Citigroup, Inc.	282,685	20,279,822
Fifth Third Bancorp	692,705	19,340,324
JPMorgan Chase & Co.	457,276	51,599,024
Signature Bank	51,800	5,948,712
U.S. Bancorp	476,534	25,165,761
Wells Fargo & Co.	801,465	42,125,000

		164,458,643

Beverages — 1.0%
PepsiCo, Inc.	120,645	13,488,111

Biotechnology — 1.0%
Gilead Sciences, Inc.	170,122	13,135,120

Building Products — 1.7%
Fortune Brands Home & Security, Inc.	68,900	3,607,604
Johnson Controls International PLC	537,031	18,796,085

		22,403,689

Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	345,038	17,593,488
Franklin Resources, Inc.(a)	319,800	9,725,118
Morgan Stanley	468,346	21,810,873

		49,129,479

Chemicals — 2.4%
CF Industries Holdings, Inc.	233,900	12,733,516
DowDuPont, Inc.	303,271	19,503,358

		32,236,874

Commercial Services & Supplies — 0.4%
Stericycle, Inc.*	95,514	5,604,762

Communications Equipment — 2.3%
Cisco Systems, Inc.	633,485	30,819,045

Construction Materials — 0.4%
Vulcan Materials Co.	48,121	5,351,055

Containers & Packaging — 1.3%
International Paper Co.	354,947	17,445,645

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	475,738	25,399,652

Electric Utilities — 4.6%
Evergy, Inc.	251,300	13,801,396
Exelon Corp.	249,816	10,906,967
NextEra Energy, Inc.	6,000	1,005,600
PG&E Corp.*	284,416	13,085,980

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Southern Co. (The)	537,600	$23,439,360

		62,239,303

Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	106,352	9,351,531

Equity Real Estate Investment Trusts (REITs) — 1.4%
SL Green Realty Corp.	85,000	8,290,050
Weyerhaeuser Co.	346,665	11,186,880

		19,476,930

Food & Staples Retailing — 1.5%
Walmart, Inc.	209,540	19,677,901

Food Products — 2.9%
Bunge Ltd.	203,438	13,978,225
Tyson Foods, Inc. (Class A Stock)	428,352	25,499,795

		39,478,020

Health Care Equipment & Supplies — 3.9%
Becton, Dickinson & Co.	35,641	9,302,301
Hologic, Inc.*	315,553	12,931,362
Medtronic PLC	302,387	29,745,809

		51,979,472

Health Care Providers & Services — 3.1%
Aetna, Inc.	124,939	25,343,876
CVS Health Corp.	201,000	15,822,720

		41,166,596

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	164,966	10,519,882
Las Vegas Sands Corp.	120,381	7,142,205

		17,662,087

Household Products — 1.5%
Kimberly-Clark Corp.	172,200	19,568,808

Industrial Conglomerates — 0.3%
General Electric Co.	385,474	4,352,001

Insurance — 7.1%
American International Group, Inc.	320,661	17,071,992
Brighthouse Financial, Inc.*	166,561	7,368,659
Chubb Ltd.	178,327	23,831,620
Loews Corp.	281,569	14,143,211
Marsh & McLennan Cos., Inc.	183,466	15,176,308
MetLife, Inc.	379,588	17,734,351

		95,326,141

Leisure Products — 0.3%
Mattel, Inc.*(a)	255,781	4,015,762

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	25,130	6,133,730

Machinery — 0.7%
Illinois Tool Works, Inc.	71,229	10,051,836

Media — 3.6%
Comcast Corp. (Class A Stock)	414,868	14,690,476
News Corp. (Class A Stock)	500,749	6,604,879
Twenty-First Century Fox, Inc. (Class B Stock)	582,367	26,684,056

		47,979,411

A1331

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 0.5%
Kohl’s Corp.(a)	83,744	$6,243,115

Oil, Gas & Consumable Fuels — 10.5%
Apache Corp.(a)	134,352	6,404,560
Canadian Natural Resources Ltd.	308,087	10,062,121
EQT Corp.	143,075	6,328,207
Exxon Mobil Corp.	395,488	33,624,390
Hess Corp.	193,145	13,825,319
Occidental Petroleum Corp.	196,542	16,149,856
TOTAL SA, ADR(a)	573,064	36,899,591
TransCanada Corp.	448,669	18,153,148

		141,447,192

Pharmaceuticals — 7.1%
Johnson & Johnson	176,213	24,347,350
Merck & Co., Inc.	379,382	26,913,359
Perrigo Co. PLC(a)	156,400	11,073,120
Pfizer, Inc.	748,878	33,003,053

		95,336,882

Professional Services — 0.7%
Nielsen Holdings PLC	318,300	8,804,178

Road & Rail — 0.5%
Canadian Pacific Railway Ltd.	31,156	6,603,203

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials, Inc.	184,833	7,143,795
QUALCOMM, Inc.(a)	353,456	25,459,436
Texas Instruments, Inc.	120,809	12,961,598

		45,564,829

Software — 3.5%
Microsoft Corp.	410,482	46,946,826

Tobacco — 1.4%
Philip Morris International, Inc.	235,615	19,212,047

TOTAL COMMON STOCKS (cost $1,190,437,312)		1,286,814,504

PREFERRED STOCKS — 1.8%
Electric Utilities — 0.9%
NextEra Energy, Inc., CVT, 6.123%(a)	197,967	11,274,221

Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., CVT, 6.125%	42,676	2,789,303

Multi-Utilities — 0.7%
Sempra Energy, CVT, 6.000%	78,374	7,903,234
Sempra Energy, CVT, 6.750%(a)	16,907	1,704,141

		9,607,375

TOTAL PREFERRED STOCKS (cost $22,031,921)		23,670,899

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $1,212,469,233)		$1,310,485,403

SHORT-TERM INVESTMENTS — 10.2%

AFFILIATED MUTUAL FUND — 8.1%
PGIM Institutional Money Market Fund (cost $108,150,986; includes $107,979,296 of cash collateral for securities on loan)(b)(w)	108,138,677	108,149,491

UNAFFILIATED FUND — 2.1%
JPMorgan U.S. Government Money Market Fund (cost $28,691,155)	28,691,155	28,691,155

TOTAL SHORT-TERM INVESTMENTS (cost $136,842,141)		136,840,646

TOTAL INVESTMENTS — 107.9% (cost $1,349,311,374)		1,447,326,049
Liabilities in excess of other assets — (7.9)%		(106,095,995)

NET ASSETS — 100.0%		$1,341,230,054

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $105,082,645; cash collateral of $107,979,296 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A1332

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$42,098,270	$—	$—
Air Freight & Logistics	12,772,450	—	—
Airlines	21,451,575	—	—
Auto Components	12,402,333	—	—
Banks	164,458,643	—	—
Beverages	13,488,111	—	—
Biotechnology	13,135,120	—	—
Building Products	22,403,689	—	—
Capital Markets	49,129,479	—	—
Chemicals	32,236,874	—	—
Commercial Services & Supplies	5,604,762	—	—
Communications Equipment	30,819,045	—	—
Construction Materials	5,351,055	—	—
Containers & Packaging	17,445,645	—	—
Diversified Telecommunication Services	25,399,652	—	—
Electric Utilities	62,239,303	—	—
Electronic Equipment, Instruments & Components	9,351,531	—	—
Equity Real Estate Investment Trusts (REITs)	19,476,930	—	—
Food & Staples Retailing	19,677,901	—	—
Food Products	39,478,020	—	—
Health Care Equipment & Supplies	51,979,472	—	—
Health Care Providers & Services	41,166,596	—	—
Hotels, Restaurants & Leisure	17,662,087	—	—
Household Products	19,568,808	—	—
Industrial Conglomerates	4,352,001	—	—
Insurance	95,326,141	—	—
Leisure Products	4,015,762	—	—
Life Sciences Tools & Services	6,133,730	—	—
Machinery	10,051,836	—	—
Media	47,979,411	—	—
Multiline Retail	6,243,115	—	—
Oil, Gas & Consumable Fuels	141,447,192	—	—
Pharmaceuticals	95,336,882	—	—
Professional Services	8,804,178	—	—
Road & Rail	6,603,203	—	—
Semiconductors & Semiconductor Equipment	45,564,829	—	—
Software	46,946,826	—	—
Tobacco	19,212,047	—	—
Preferred Stocks
Electric Utilities	11,274,221	—	—
Health Care Equipment & Supplies	2,789,303	—	—
Multi-Utilities	9,607,375	—	—
Affiliated Mutual Fund	108,149,491	—	—
Unaffiliated Fund	28,691,155	—	—

Total	$1,447,326,049	$—	$—

A1333

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%

COMMON STOCKS — 96.4%
Agricultural & Farm Machinery — 0.8%
AGCO Corp.	23,000	$1,398,170
Toro Co. (The)	38,700	2,320,839

		3,719,009

Agricultural Products — 0.1%
Bunge Ltd.	7,400	508,454

Aluminum — 0.5%
Alumina Ltd. (Australia)	1,169,653	2,343,495

Biotechnology — 0.0%
Calyxt, Inc.*	17,500	267,225

Commodity Chemicals — 0.3%
Orion Engineered Carbons SA (Luxembourg)	48,479	1,556,176

Construction & Engineering — 1.0%
Jacobs Engineering Group, Inc.	35,600	2,723,400
KBR, Inc.	39,865	842,347
Valmont Industries, Inc.	10,600	1,468,100

		5,033,847

Construction Materials — 0.8%
Martin Marietta Materials, Inc.(a)	7,300	1,328,235
Vulcan Materials Co.(a)	21,625	2,404,700

		3,732,935

Copper — 2.0%
Aurubis AG (Germany)	29,534	2,060,712
First Quantum Minerals Ltd. (Zambia)	141,483	1,611,284
Lundin Mining Corp. (Chile)	339,556	1,798,137
Southern Copper Corp. (Peru)(a)	98,700	4,257,918

		9,728,051

Diversified Chemicals — 2.6%
BASF SE (Germany)	34,969	3,106,384
DowDuPont, Inc.	112,990	7,266,387
Incitec Pivot Ltd. (Australia)	819,888	2,357,504

		12,730,275

Diversified Financial Services — 0.3%
Sentinel Energy Services, Inc., UTS*	133,300	1,368,991

Diversified Metals & Mining — 4.0%
BHP Billiton Ltd. (Australia)	166,761	4,185,214
Boliden AB (Sweden)	192,321	5,350,948
Independence Group NL (Australia)(a)	880,219	2,958,430
Rio Tinto PLC (Australia)	39,642	1,997,193
Sumitomo Metal Mining Co. Ltd. (Japan)	51,000	1,783,578
Teck Resources Ltd. (Canada) (Class B Stock)(a)	143,000	3,446,300

		19,721,663

Electric Utilities — 2.3%
American Electric Power Co., Inc.	57,900	4,103,952
Duke Energy Corp.	17,949	1,436,279
Evergy, Inc.	47,847	2,627,757
Eversource Energy	44,669	2,744,463
NextEra Energy, Inc.	3,300	553,080

		11,465,531

	Shares	Value
COMMON STOCKS (Continued)
Electrical Components & Equipment — 1.1%
ABB Ltd. (Switzerland)	92,798	$2,194,180
Legrand SA (France)	31,217	2,273,856
SGL Carbon SE (Germany)*(a)	83,188	909,150

		5,377,186

Fertilizers & Agricultural Chemicals — 1.8%
CF Industries Holdings, Inc.	87,830	4,781,465
Yara International ASA (Norway)	78,689	3,848,587

		8,630,052

Gas Utilities — 2.0%
Atmos Energy Corp.	95,578	8,975,730
Italgas SpA (Italy)	133,093	721,347

		9,697,077

Gold — 3.1%
Centamin PLC (Egypt)	743,509	1,027,965
Evolution Mining Ltd. (Australia)	826,600	1,615,020
Franco-Nevada Corp. (Canada)	22,000	1,376,224
Kirkland Lake Gold Ltd. (Canada)	149,751	2,838,156
New Gold, Inc. (Canada)*(a)	390,400	309,704
Northern Star Resources Ltd. (Australia)	365,325	2,197,458
Osisko Gold Royalties Ltd. (Canada)	143,700	1,090,280
Randgold Resources Ltd. (United Kingdom)	43,891	3,113,485
Saracen Mineral Holdings Ltd. (Australia)*	1,155,953	1,557,808

		15,126,100

Heavy Electrical Equipment — 0.1%
Bloom Energy Corp. (Class A Stock)*	14,929	508,780

Industrial Gases — 4.6%
Air Liquide SA (France)	27,991	3,677,512
Air Products & Chemicals, Inc.	79,370	13,258,759
Praxair, Inc.	35,100	5,641,623

		22,577,894

Industrial Machinery — 1.8%
Mueller Water Products, Inc. (Class A Stock)	130,400	1,500,904
Pentair PLC (United Kingdom)	55,502	2,406,012
Sandvik AB (Sweden)	132,317	2,344,466
Wartsila OYJ Abp (Finland)	142,100	2,765,726

		9,017,108

Integrated Oil & Gas — 15.2%
BP PLC (United Kingdom)	1,368,494	10,480,939
Chevron Corp.	38,020	4,649,086
Exxon Mobil Corp.	148,047	12,586,956
Galp Energia SGPS SA (Portugal)	281,145	5,576,676
Occidental Petroleum Corp.	174,389	14,329,544
Suncor Energy, Inc. (Canada)	94,500	3,656,205
TOTAL SA (France)(a)	360,364	23,320,843

		74,600,249

Metal & Glass Containers — 1.9%
Ball Corp.(a)	171,056	7,524,753
Vidrala SA (Spain)	20,358	1,907,654

		9,432,407

Multi-Utilities — 2.8%
CMS Energy Corp.(a)	87,600	4,292,400

A1334

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
DTE Energy Co.	8,000	$873,040
NiSource, Inc.	242,200	6,035,624
Sempra Energy(a)	23,250	2,644,688

		13,845,752

Oil & Gas Equipment & Services — 4.8%
Aker Solutions ASA (Norway)*	225,827	1,602,310
Baker Hughes a GE Co.	94,300	3,190,169
Dril-Quip, Inc.*(a)	46,985	2,454,966
Halliburton Co.	39,000	1,580,670
Oil States International, Inc.*	46,800	1,553,760
Schlumberger Ltd.	117,069	7,131,843
TechnipFMC PLC (United Kingdom)	84,600	2,643,750
Tenaris SA (Luxembourg)	204,774	3,426,305

		23,583,773

Oil & Gas Exploration & Production — 21.1%
Advantage Oil & Gas Ltd. (Canada)*	575,414	1,603,755
ARC Resources Ltd. (Canada)	320,200	3,569,760
Birchcliff Energy Ltd. (Canada)	639,000	2,572,524
Cabot Oil & Gas Corp.	144,200	3,247,384
Cairn Energy PLC (United Kingdom)*	881,961	2,678,458
Canadian Natural Resources Ltd. (Canada)(a)	93,000	3,037,380
Centennial Resource Development, Inc. (Class A Stock)*(a)	233,820	5,108,967
Concho Resources, Inc.*(a)	93,341	14,257,838
ConocoPhillips	42,800	3,312,720
Continental Resources, Inc.*	38,374	2,620,177
Crew Energy, Inc. (Canada)*	327,090	476,080
Diamondback Energy, Inc.(a)	48,577	6,567,125
Encana Corp. (Canada)	228,957	3,001,626
Energen Corp.*	41,600	3,584,672
EOG Resources, Inc.	116,720	14,889,970
Jagged Peak Energy, Inc.*(a)	177,887	2,460,177
Kelt Exploration Ltd. (Canada)*	209,000	1,360,810
Kosmos Energy Ltd. (Ghana)*(a)	443,127	4,143,237
Lundin Petroleum AB (Sweden)	89,556	3,420,935
Magnolia Oil & Gas Corp.*	142,580	2,140,126
Noble Energy, Inc.(a)	65,876	2,054,672
PDC Energy, Inc.*	41,100	2,012,256
Pioneer Natural Resources Co.	19,708	3,432,937
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	311,774	3,717,199
Tourmaline Oil Corp. (Canada)	135,700	2,389,051
Tullow Oil PLC (Ghana)*	450,673	1,539,316
Whiting Petroleum Corp.*	29,200	1,548,768
WPX Energy, Inc.*	137,000	2,756,440

		103,504,360

Oil & Gas Refining & Marketing — 5.5%
Andeavor	51,609	7,921,982
Delek US Holdings, Inc.	31,600	1,340,788
Phillips 66	55,300	6,233,416
Valero Energy Corp.	99,500	11,318,125

		26,814,311

Oil & Gas Storage & Transportation — 3.7%
Koninklijke Vopak NV (Netherlands)	76,822	3,781,046
Plains GP Holdings LP (Class A Stock)*	106,600	2,614,898

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Storage & Transportation (cont’d.)
Targa Resources Corp.	22,200	$1,250,082
TransCanada Corp. (Canada)	254,599	10,301,076

		17,947,102

Packaged Foods & Meats — 1.1%
Cal-Maine Foods, Inc.(a)	54,226	2,619,116
Sanderson Farms, Inc.(a)	25,500	2,635,935

		5,255,051

Paper Packaging — 1.2%
Avery Dennison Corp.	17,100	1,852,785
International Paper Co.(a)	36,849	1,811,128
Orora Ltd. (Australia)	928,294	2,226,078

		5,889,991

Paper Products — 0.5%
Mondi PLC (United Kingdom)	86,973	2,385,169

Research & Consulting Services — 0.4%
ALS Ltd. (Australia)	332,174	2,145,343

Specialty Chemicals — 8.8%
Akzo Nobel NV (Netherlands)	47,829	4,462,646
Croda International PLC (United Kingdom)	67,250	4,555,427
Johnson Matthey PLC (United Kingdom)	29,194	1,354,744
Koninklijke DSM NV (Netherlands)	40,141	4,241,410
PPG Industries, Inc.(a)	55,700	6,078,541
Quaker Chemical Corp.	1,792	362,360
RPM International, Inc.	111,900	7,266,786
Sherwin-Williams Co. (The)	14,400	6,555,024
Symrise AG (Germany)	33,733	3,079,172
Umicore SA (Belgium)	47,477	2,650,630
Victrex PLC (United Kingdom)	64,658	2,814,938

		43,421,678

Steel — 0.2%
Worthington Industries, Inc.	28,000	1,214,080

TOTAL COMMON STOCKS (cost $427,823,762)		473,149,115

PREFERRED STOCKS — 2.6%
Commodity Chemicals — 0.3%
FUCHS PETROLUB SE (Germany) (PRFC)	25,131	1,401,602

Electric Utilities — 0.8%
NextEra Energy, Inc., CVT, (PRFC), 6.123%(a)	70,414	4,010,077

Household Products — 0.4%
Henkel AG & Co. KGaA (Germany) (PRFC)	17,299	2,026,479

Multi-Utilities — 0.7%
DTE Energy Co., CVT, (PRFC), 6.500%	36,550	1,890,366
Sempra Energy, CVT, (PRFC), 6.000%	15,216	1,534,381

		3,424,747

Specialty Chemicals — 0.4%
International Flavors & Fragrances, Inc., CVT, (PRFC), 6.000%*(a)	30,574	1,758,005

TOTAL PREFERRED STOCKS (cost $12,077,624)		12,620,910

A1335

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $439,901,386)		$485,770,025

	Shares
SHORT-TERM INVESTMENTS — 18.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,813,036	1,813,036
PGIM Institutional Money Market Fund (cost $88,613,880; includes $88,488,399 of cash collateral for securities on loan)(b)(w)	88,599,841	88,608,701
TOTAL SHORT-TERM INVESTMENTS (cost $90,426,916)		90,421,737

Value
TOTAL INVESTMENTS — 117.5% (cost $530,328,302)	$576,191,762
Liabilities in excess of other assets — (17.5)%	(85,646,618)

NET ASSETS — 100.0%	$490,545,144

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,747,858; cash collateral of $88,488,399 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$23,583,543	$—
Belgium	—	2,650,630	—
Canada	44,746,130	—	—
Chile	1,798,137	—	—
Egypt	—	1,027,965	—
Finland	—	2,765,726	—
France	—	29,272,211	—
Germany	—	9,155,418	—
Ghana	4,143,237	1,539,316	—
Italy	—	721,347	—
Japan	—	1,783,578	—
Luxembourg	1,556,176	3,426,305	—
Netherlands	—	12,485,102	—
Norway	—	5,450,897	—
Peru	4,257,918	—	—
Portugal	—	5,576,676	—
Spain	—	1,907,654	—
Sweden	—	11,116,349	—
Switzerland	—	2,194,180	—
United Kingdom	5,049,762	27,383,160	—
United States	267,946,414	—	—
Zambia	1,611,284	—	—
Preferred Stocks
Germany	—	3,428,081	—
United States	9,192,829	—	—
Affiliated Mutual Funds	90,421,737	—	—

Total	$430,723,624	$145,468,138	$—

A1336

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 49.2%

SOVEREIGN BONDS — 46.0%
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days 2.000%
37.717%(c)	04/03/22	ARS 5,730	$130,723
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate 0.000%
43.077%(c)	06/21/20	ARS 1,350	38,581
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS 176,989	3,083,604
16.000%	10/17/23	ARS 97,317	1,924,814
Unsec’d. Notes
18.200%	10/03/21	ARS 90,914	1,761,471
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Bonds
3.750%	02/08/19	ARS 6,504	191,666
4.000%	03/06/20	ARS 510	14,559
Bonos De La Nacion Argentina En Moneda Dua (Argentina),
Unsec’d. Notes
4.500%	02/13/20	1,077	1,023,150
Brazil Notas do Tesouro Nacional (Brazil),
Series F, Notes
10.000%	01/01/19	BRL 5,970	1,489,535
10.000%	01/01/21	BRL 3,930	984,211
10.000%	01/01/23	BRL 47,763	11,538,809
10.000%	01/01/25	BRL 37,849	8,891,763
10.000%	01/01/27	BRL 46,373	10,627,447
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP 37,000	11,864
7.750%	04/14/21	COP 245,000	86,628
9.850%	06/28/27	COP 59,000	24,646
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP 4,648,800	1,471,863
7.000%	09/11/19	COP 412,000	142,326
7.000%	05/04/22	COP 1,048,000	367,470
7.000%	06/30/32	COP 674,000	222,402
7.500%	08/26/26	COP 8,710,500	3,082,023
7.750%	09/18/30	COP 15,816,700	5,626,225
10.000%	07/24/24	COP 4,494,000	1,785,384
11.000%	07/24/20	COP 903,000	335,161
11.250%	10/24/18	COP 529,000	179,415
Notes
5.000%	11/21/18	COP 278,000	93,960
Ghana Treasury Notes (Ghana),
Notes
17.180%	01/06/20	GHC 50	10,033
21.000%	01/07/19	GHC 120	24,749
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR 46,670,000	2,843,765
7.000%	05/15/22	IDR121,498,000	7,962,389
8.375%	03/15/24	IDR 66,672,000	4,505,500
8.375%	09/15/26	IDR 91,314,000	6,172,401
8.375%	03/15/34	IDR 47,530,000	3,127,115
8.750%	05/15/31	IDR 34,700,000	2,386,840

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
9.000%	03/15/29	IDR17,887,000	$1,256,020
10.250%	07/15/22	IDR14,584,000	1,041,674
10.500%	08/15/30	IDR 2,810,000	217,911
12.800%	06/15/21	IDR 8,277,000	622,752
12.900%	06/15/22	IDR 909,000	69,991
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.250%	12/10/19	KRW 950,000	850,225
1.750%	12/10/18	KRW 4,570,000	4,121,071
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN 112,510	5,828,588
8.000%	06/11/20	MXN 98,130	5,260,815
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN 328,930	16,994,717
Mexican Udibonos (Mexico),
Bonds, TIPS
2.500%	12/10/20	MXN 7,962	2,528,282
Philippine Government Bond (Philippines),
Sr. Unsec’d. Notes
3.875%	11/22/19	PHP 719,810	13,048,491
Republic of Ghana Government Bonds (Ghana),
Bonds
16.500%	03/22/21	GHC 220	41,286
16.500%	02/06/23	GHC 2,220	392,988
17.600%	11/28/22	GHC 100	18,786
18.250%	09/21/20	GHC 100	20,078
18.250%	07/25/22	GHC 23,550	4,523,862
18.500%	06/01/20	GHC 60	12,146
19.750%	03/15/32	GHC 265	49,647
21.500%	03/09/20	GHC 80	16,871
24.750%	03/01/21	GHC 100	22,186
24.750%	07/19/21	GHC 130	28,687
Unsec’d. Notes
16.250%	05/17/21	GHC 820	151,981
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.875%	06/13/19	THB 465,870	14,623,132
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
3.308%(s)	05/31/40	6,325	3,319,487

TOTAL SOVEREIGN BONDS (cost $183,896,300)			157,224,166

FOREIGN BONDS — 3.2%
Argentina — 0.2%
Letras del Banco Central de la Republica Argentina,
Bills
37.506%(s)	10/17/18	ARS 24,079	548,034
41.292%(s)	11/21/18	ARS 7,813	171,208

			719,242

South Korea — 2.9%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.610%	10/08/18	KRW 3,120,000	2,812,590
1.720%	12/02/18	KRW 450,000	405,707
2.060%	12/02/19	KRW 7,540,000	6,804,992

			10,023,289

A1337

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Thailand — 0.1%
Bank of Thailand Bond,
Sr. Unsec’d. Notes
1.490%	08/28/19	THB	3,590	$110,728
1.590%	02/20/19	THB	4,000	123,669

				234,397

TOTAL FOREIGN BONDS (cost $11,675,806)				10,976,928

TOTAL LONG-TERM INVESTMENTS (cost $195,572,106)				168,201,094

SHORT-TERM INVESTMENTS — 43.2%

FOREIGN TREASURY BILLS(n) — 12.8%
Argentina Treasury Bills (Argentina)
1.870%	03/29/19	ARS	4,995	119,764
3.121%	10/12/18	ARS	983	26,426
41.623%	09/30/19	ARS	88,000	2,184,515
Brazil Letras do Tesouro Nacional (Brazil)
10.833%	07/01/21	BRL	7,340	1,401,238
11.849%	07/01/20	BRL	2,170	463,047
Mexico Cetes (Mexico)
0.000%	10/11/18	MXN	224,852	1,198,105
0.000%	10/25/18	MXN	436,311	2,318,062
0.000%	02/14/19	MXN	620,842	3,218,764
0.000%	02/28/19	MXN	231,290	1,195,456
0.000%	03/14/19	MXN	114,591	589,561
0.000%	07/18/19	MXN	615,372	3,081,003
0.000%	09/12/19	MXN	274,310	1,357,214
0.580%	07/04/19	MXN	374,045	1,881,318
0.814%	12/06/18	MXN	701,211	3,691,643
0.868%	05/23/19	MXN	2,086,821	10,591,224
0.926%	03/28/19	MXN	1,437,586	7,384,893
1.000%	11/08/18	MXN	140,032	741,734
1.000%	01/31/19	MXN	479,279	2,492,435

TOTAL FOREIGN TREASURY BILLS (cost $42,575,873)				43,936,402

		Shares	Value
AFFILIATED MUTUAL FUND — 0.0%
PGIM Institutional Money Market Fund
(cost $7,000)(w)		7,000	$7,000

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 24.4%
Federal Home Loan Bank
2.000%	10/01/18	83,355	83,355,000

(cost $83,355,000)
U.S. TREASURY OBLIGATIONS(n) —6.0%
U.S. Treasury Bills
1.983%	01/31/19	2,196	2,179,451
2.047%	02/28/19	3,237	3,206,249
2.090%	11/23/18	14,000	13,956,536
U.S. Treasury Notes
2.750%	02/15/19	1,036	1,037,416

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,386,819)			20,379,652

TOTAL SHORT-TERM INVESTMENTS (cost $146,324,692)			147,678,054

TOTAL INVESTMENTS — 92.4% (cost $341,896,798)			315,879,148
Other assets in excess of liabilities(z) — 7.6%			26,078,333

NET ASSETS — 100.0%			$341,957,481

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Indian Rupee,
Expiring 10/09/18	JPMorgan Chase	INR	340,557	$5,136,800	$4,690,868	$—	$(445,932)
Expiring 10/11/18	JPMorgan Chase	INR	267,520	3,854,480	3,683,836	—	(170,644)
Expiring 10/12/18	JPMorgan Chase	INR	267,496	3,844,985	3,682,991	—	(161,994)
Expiring 10/19/18	JPMorgan Chase	INR	92,073	1,333,135	1,266,478	—	(66,657)
Expiring 11/06/18	JPMorgan Chase	INR	402,975	5,797,948	5,530,316	—	(267,632)
Expiring 11/26/18	JPMorgan Chase	INR	577,721	8,134,627	7,910,034	—	(224,593)

A1338

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/29/19	Deutsche Bank AG	INR	350,634	$4,710,923	$4,732,529	$21,606	$—

				$32,812,898	$31,497,052	21,606	(1,337,452)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/09/18	Citigroup Global Markets	AUD	114	$87,893	$82,520	$5,373	$—
Expiring 10/11/18	JPMorgan Chase	AUD	1,070	768,552	773,703	—	(5,151)
Expiring 10/12/18	JPMorgan Chase	AUD	1,427	1,016,562	1,031,380	—	(14,818)
Expiring 10/12/18	JPMorgan Chase	AUD	714	531,158	516,038	15,120	—
Expiring 10/15/18	Citigroup Global Markets	AUD	1,142	810,549	825,349	—	(14,800)
Expiring 10/15/18	JPMorgan Chase	AUD	3,123	2,364,238	2,257,918	106,320	—
Expiring 10/15/18	JPMorgan Chase	AUD	3,123	2,227,202	2,257,918	—	(30,716)
Expiring 10/18/18	JPMorgan Chase	AUD	205	147,108	148,205	—	(1,097)
Expiring 10/22/18	JPMorgan Chase	AUD	21,859	15,720,993	15,803,498	—	(82,505)
Expiring 11/08/18	Citigroup Global Markets	AUD	114	84,272	82,537	1,735	—
Expiring 11/13/18	Citigroup Global Markets	AUD	1,142	810,714	825,520	—	(14,806)
Expiring 11/13/18	JPMorgan Chase	AUD	1,070	792,681	773,887	18,794	—
Expiring 11/16/18	JPMorgan Chase	AUD	3,123	2,266,246	2,258,438	7,808	—
Expiring 11/20/18	JPMorgan Chase	AUD	175	126,551	126,547	4	—
Expiring 11/23/18	Citigroup Global Markets	AUD	2,440	1,783,323	1,764,466	18,857	—
Expiring 12/13/18	Citigroup Global Markets	AUD	1,146	813,722	828,652	—	(14,930)
Expiring 02/15/19	JPMorgan Chase	AUD	3,123	2,303,319	2,260,898	42,421	—
Euro,
Expiring 10/05/18	Bank of America	EUR	26,380	30,967,483	30,645,687	321,796	—
Expiring 10/05/18	Deutsche Bank AG	EUR	1,860	2,173,522	2,160,764	12,758	—
Expiring 10/05/18	JPMorgan Chase	EUR	3,035	3,547,430	3,525,764	21,666	—
Expiring 10/10/18	Hong Kong & Shanghai Bank	EUR	2,191	2,592,823	2,545,810	47,013	—
Expiring 10/11/18	JPMorgan Chase	EUR	3,418	4,055,861	3,972,739	83,122	—
Expiring 10/11/18	JPMorgan Chase	EUR	3,418	3,968,782	3,972,740	—	(3,958)
Expiring 10/12/18	Deutsche Bank AG	EUR	2,053	2,421,068	2,385,735	35,333	—
Expiring 10/18/18	Bank of America	EUR	2,452	2,866,262	2,850,956	15,306	—
Expiring 10/22/18	UBS AG	EUR	3,925	4,599,904	4,565,529	34,375	—
Expiring 10/31/18	Citigroup Global Markets	EUR	5,330	6,253,265	6,204,349	48,916	—
Expiring 10/31/18	Deutsche Bank AG	EUR	2,424	2,851,993	2,821,255	30,738	—
Expiring 10/31/18	Goldman Sachs & Co.	EUR	544	639,433	632,708	6,725	—
Expiring 11/02/18	Hong Kong & Shanghai Bank	EUR	5,863	6,928,192	6,826,503	101,689	—
Expiring 11/06/18	Citigroup Global Markets	EUR	744	870,857	866,656	4,201	—
Expiring 11/08/18	JPMorgan Chase	EUR	2,787	3,241,133	3,246,559	—	(5,426)
Expiring 11/09/18	JPMorgan Chase	EUR	3,734	4,363,137	4,349,683	13,454	—
Expiring 11/16/18	Deutsche Bank AG	EUR	3,666	4,203,697	4,272,839	—	(69,142)
Expiring 11/16/18	JPMorgan Chase	EUR	3,418	3,917,684	3,984,328	—	(66,644)
Expiring 11/19/18	Bank of America	EUR	2,452	2,873,298	2,858,360	14,938	—
Expiring 11/23/18	UBS AG	EUR	3,925	4,517,741	4,577,402	—	(59,661)
Expiring 11/28/18	Goldman Sachs & Co.	EUR	544	634,808	634,167	641	—
Expiring 11/29/18	Deutsche Bank AG	EUR	2,424	2,844,579	2,829,165	15,414	—
Expiring 12/07/18	Deutsche Bank AG	EUR	1,860	2,176,554	2,172,334	4,220	—
Expiring 12/07/18	Goldman Sachs & Co.	EUR	4,160	4,869,800	4,858,553	11,247	—
Expiring 12/10/18	Deutsche Bank AG	EUR	13,408	15,716,993	15,664,419	52,574	—
Expiring 12/12/18	Deutsche Bank AG	EUR	2,053	2,398,470	2,398,417	53	—

A1339

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/18/18	Bank of America	EUR	2,452	$2,879,783	$2,866,533	$13,250	$—
Japanese Yen,
Expiring 10/04/18	JPMorgan Chase	JPY	545,527	4,935,864	4,803,471	132,393	—
Expiring 10/09/18	JPMorgan Chase	JPY	610,900	5,821,283	5,381,102	440,181	—
Expiring 10/11/18	Barclays Capital Group	JPY	215,933	1,967,484	1,902,328	65,156	—
Expiring 10/11/18	Hong Kong & Shanghai Bank	JPY	607,600	5,750,112	5,352,830	397,282	—
Expiring 10/12/18	JPMorgan Chase	JPY	227,370	2,049,856	2,003,233	46,623	—
Expiring 10/15/18	Deutsche Bank AG	JPY	303,400	2,743,963	2,673,689	70,274	—
Expiring 10/17/18	Barclays Capital Group	JPY	655,550	5,866,272	5,777,845	88,427	—
Expiring 10/19/18	Barclays Capital Group	JPY	70,195	627,955	618,772	9,183	—
Expiring 10/22/18	Hong Kong & Shanghai Bank	JPY	328,108	2,928,426	2,892,937	35,489	—
Expiring 11/08/18	JPMorgan Chase	JPY	505,988	4,569,044	4,466,981	102,063	—
Expiring 11/08/18	JPMorgan Chase	JPY	319,300	2,883,408	2,818,853	64,555	—
Expiring 11/08/18	Standard Chartered PLC	JPY	319,400	2,884,754	2,819,736	65,018	—
Expiring 11/09/18	Barclays Capital Group	JPY	319,440	2,895,997	2,820,301	75,696	—
Expiring 11/19/18	Barclays Capital Group	JPY	70,195	629,324	620,208	9,116	—
Expiring 11/20/18	Bank of America	JPY	163,717	1,485,704	1,446,631	39,073	—
Expiring 11/21/18	Bank of America	JPY	326,957	2,923,668	2,889,259	34,409	—
Expiring 11/26/18	Bank of America	JPY	327,845	2,986,300	2,898,193	88,107	—
Expiring 11/30/18	JPMorgan Chase	JPY	35,900	325,284	317,492	7,792	—
Expiring 12/04/18	JPMorgan Chase	JPY	545,527	4,957,462	4,826,707	130,755	—
Expiring 12/10/18	Citigroup Global Markets	JPY	172,800	1,566,210	1,529,937	36,273	—
Expiring 12/11/18	Citigroup Global Markets	JPY	339,920	3,076,283	3,009,926	66,357	—
Expiring 12/11/18	Hong Kong & Shanghai Bank	JPY	258,800	2,342,505	2,291,623	50,882	—
Expiring 12/12/18	Deutsche Bank AG	JPY	81,300	736,500	719,977	16,523	—
Expiring 12/12/18	Hong Kong & Shanghai Bank	JPY	245,410	2,222,917	2,173,304	49,613	—
Expiring 12/18/18	Bank of America	JPY	163,717	1,476,259	1,450,833	25,426	—
Expiring 12/18/18	Citigroup Global Markets	JPY	163,729	1,499,998	1,450,933	49,065	—
Expiring 12/18/18	Hong Kong & Shanghai Bank	JPY	322,540	2,959,965	2,858,293	101,672	—
Expiring 12/18/18	JPMorgan Chase	JPY	95,900	862,930	849,849	13,081	—
Expiring 12/28/18	JPMorgan Chase	JPY	35,900	319,855	318,490	1,365	—
Expiring 01/11/19	Barclays Capital Group	JPY	230,430	2,094,971	2,046,570	48,401	—
Expiring 01/11/19	Goldman Sachs & Co.	JPY	99,910	908,025	887,353	20,672	—
Expiring 01/11/19	JPMorgan Chase	JPY	610,900	5,550,533	5,425,722	124,811	—
Expiring 01/16/19	JPMorgan Chase	JPY	226,190	2,078,952	2,009,716	69,236	—
Expiring 01/25/19	Citigroup Global Markets	JPY	133,855	1,242,758	1,190,170	52,588	—
Expiring 01/25/19	JPMorgan Chase	JPY	206,000	1,910,964	1,831,646	79,318	—
Expiring 02/12/19	JPMorgan Chase	JPY	320,140	3,000,487	2,850,631	149,856	—
Expiring 02/19/19	JPMorgan Chase	JPY	1,122,222	10,273,654	9,998,251	275,403	—
Expiring 02/21/19	Citigroup Global Markets	JPY	163,729	1,503,490	1,458,947	44,543	—
Expiring 03/20/19	Citigroup Global Markets	JPY	219,010	1,978,678	1,955,787	22,891	—
South Korean Won,
Expiring 11/21/18	Citigroup Global Markets	KRW	1,296,000	1,214,734	1,169,770	44,964	—
Expiring 11/30/18	Deutsche Bank AG	KRW	11,797,000	11,014,529	10,650,621	363,908	—
Expiring 12/07/18	Goldman Sachs & Co.	KRW	2,198,000	2,045,888	1,984,889	60,999	—
Expiring 12/20/18	Citigroup Global Markets	KRW	1,245,000	1,158,193	1,124,795	33,398	—

				$284,301,073	$279,876,029	4,808,698	(383,654)

						$4,830,304	$(1,721,106)

A1340

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,768	01/27/25	1.973%(S)	3 Month LIBOR(1)(Q)	$—	$306,674	$306,674
2,980	01/29/25	1.937%(S)	3 Month LIBOR(1)(Q)	—	197,912	197,912
2,520	01/30/25	1.942%(S)	3 Month LIBOR(1)(Q)	—	166,872	166,872
3,980	02/03/25	1.817%(S)	3 Month LIBOR(1)(Q)	—	293,718	293,718
1,350	03/27/25	1.978%(S)	3 Month LIBOR(1)(Q)	—	87,482	87,482
1,350	03/27/25	1.985%(S)	3 Month LIBOR(1)(Q)	—	86,899	86,899
14,690	07/02/25	2.449%(S)	3 Month LIBOR(1)(Q)	—	563,776	563,776
8,150	03/31/44	3.489%(S)	3 Month LIBOR(1)(Q)	—	(545,989)	(545,989)
11,800	11/19/46	2.378%(S)	3 Month LIBOR(1)(Q)	—	1,652,245	1,652,245
3,500	03/13/47	2.794%(S)	3 Month LIBOR(1)(Q)	—	229,062	229,062
1,800	04/16/47	2.537%(S)	3 Month LIBOR(1)(Q)	—	196,878	196,878
9,100	07/29/47	2.587%(S)	3 Month LIBOR(1)(Q)	—	967,242	967,242
4,344	02/20/48	2.980%(S)	3 Month LIBOR(1)(Q)	—	124,573	124,573
4,344	02/22/48	3.002%(S)	3 Month LIBOR(1)(Q)	—	105,260	105,260
4,344	02/23/48	3.019%(S)	3 Month LIBOR(1)(Q)	—	90,566	90,566

				$—	$4,523,170	$4,523,170

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global
Markets	$1,143,808	$ —
JPMorgan Chase	3,553,403	—

Total	$4,697,211	$ —

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A1341

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Sovereign Bonds	$—	$157,224,166	$—
Foreign Bonds	—	10,976,928	—
Foreign Treasury Bills	—	43,936,402	—
U.S. Government Agency Obligation	—	83,355,000	—
U.S. Treasury Obligations	—	20,379,652	—
Affiliated Mutual Fund	7,000	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	3,109,198	—
Centrally Cleared Interest Rate Swap Agreements	—	4,523,170	—

Total	$7,000	$323,504,516	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2018 were as follows:

Sovereign Bonds	46.0%
U.S. Government Agency Obligation	24.4
Foreign Treasury Bills	12.8

U.S. Treasury Obligations	6.0%
Foreign Bonds	3.2
Affiliated Mutual Fund	0.0 *

92.4
Other assets in excess of liabilities	7.6

100.0%

* Less than +/- 0.05%

A1342

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%

COMMON STOCKS
Aerospace & Defense — 4.1%
TransDigm Group, Inc.*	42,824	$15,943,375

Airlines — 1.6%
Alaska Air Group, Inc.(a)	88,475	6,092,389

Auto Components — 3.3%
Dana, Inc.	452,989	8,457,305
Delphi Technologies PLC	134,841	4,228,614

		12,685,919

Banks — 4.5%
CIT Group, Inc.	14,263	736,113
Fifth Third Bancorp	198,509	5,542,371
Pinnacle Financial Partners, Inc.(a)	61,536	3,701,390
Signature Bank	65,324	7,501,808

		17,481,682

Chemicals — 4.7%
Ashland Global Holdings, Inc.	131,230	11,004,948
Eastman Chemical Co.	73,674	7,052,075

		18,057,023

Commercial Services & Supplies — 2.9%
Republic Services, Inc.	152,757	11,099,324

Consumer Finance — 3.7%
Ally Financial, Inc.	541,214	14,315,110

Containers & Packaging — 4.0%
Owens-Illinois, Inc.*	429,401	8,068,445
Packaging Corp. of America	68,050	7,464,405

		15,532,850

Diversified Consumer Services — 2.1%
Adtalem Global Education, Inc.*	170,992	8,241,814

Electric Utilities — 8.2%
Evergy, Inc.	133,330	7,322,484
FirstEnergy Corp.	233,541	8,680,719
PG&E Corp.*	335,701	15,445,602

		31,448,805

Electronic Equipment, Instruments & Components — 1.1%
Keysight Technologies, Inc.*	62,507	4,142,964

Energy Equipment & Services — 1.8%
Weatherford International PLC*(a)	2,505,369	6,789,550

Equity Real Estate Investment Trusts (REITs) — 9.8%
AvalonBay Communities, Inc.	47,037	8,520,753
EPR Properties(a)	164,728	11,269,042
Lamar Advertising Co. (Class A Stock)(a)	151,689	11,801,404
MGM Growth Properties LLC (Class A Stock)(a)	208,289	6,142,443

		37,733,642

Gas Utilities — 2.1%
UGI Corp.	144,931	8,040,772

Health Care Equipment & Supplies — 3.6%
Zimmer Biomet Holdings, Inc.	106,949	14,060,584

Health Care Providers & Services — 5.6%
MEDNAX, Inc.*	96,639	4,509,176
Universal Health Services, Inc. (Class B Stock)	133,714	17,093,998

		21,603,174

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 2.0%
Wyndham Destinations, Inc.	178,016	$7,718,774

Household Durables — 1.7%
D.R. Horton, Inc.	159,260	6,717,587

Household Products — 2.6%
Spectrum Brands Holdings, Inc.(a)	131,736	9,843,314

Insurance — 4.7%
Assurant, Inc.	59,339	6,405,645
Fidelity National Financial, Inc.	293,842	11,562,683

		17,968,328

Internet & Direct Marketing Retail — 1.0%
Qurate Retail, Inc.*	173,809	3,860,298

IT Services — 2.1%
Alliance Data Systems Corp.	33,940	8,015,270

Machinery — 2.6%
Dover Corp.	112,471	9,957,058

Media — 1.5%
Altice USA, Inc. (Class A Stock)	310,701	5,636,116

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
MFA Financial, Inc.	592,807	4,357,131

Oil, Gas & Consumable Fuels — 7.4%
EQT Corp.	331,344	14,655,345
Murphy Oil Corp.(a)	415,486	13,852,303

		28,507,648

Semiconductors & Semiconductor Equipment — 2.7%
Marvell Technology Group Ltd.	541,127	10,443,751

Specialty Retail — 2.3%
Aaron’s, Inc.	163,730	8,916,736

Trading Companies & Distributors — 2.9%
AerCap Holdings NV (Ireland)*(a)	195,207	11,228,307

TOTAL LONG-TERM INVESTMENTS
(cost $327,262,907)		376,439,295

SHORT-TERM INVESTMENTS — 18.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	7,674,869	7,674,869
PGIM Institutional Money Market Fund (cost $61,652,686; includes $61,567,762 of cash collateral for securities on loan)(b)(w)	61,645,177	61,651,341

TOTAL SHORT-TERM INVESTMENTS
(cost $69,327,555)		69,326,210

TOTAL INVESTMENTS — 115.7%
(cost $396,590,462)		445,765,505
Liabilities in excess of other assets — (15.7)%		(60,544,408)

NET ASSETS — 100.0%		$385,221,097

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,296,461; cash collateral of $61,567,762 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

A1343

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3  - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,943,375	$—	$—
Airlines	6,092,389	—	—
Auto Components	12,685,919	—	—
Banks	17,481,682	—	—
Chemicals	18,057,023	—	—
Commercial Services & Supplies	11,099,324	—	—
Consumer Finance	14,315,110	—	—
Containers & Packaging	15,532,850	—	—
Diversified Consumer Services	8,241,814	—	—
Electric Utilities	31,448,805	—	—
Electronic Equipment, Instruments & Components	4,142,964	—	—
Energy Equipment & Services	6,789,550	—	—
Equity Real Estate Investment Trusts (REITs)	37,733,642	—	—
Gas Utilities	8,040,772	—	—
Health Care Equipment & Supplies	14,060,584	—	—
Health Care Providers & Services	21,603,174	—	—
Hotels, Restaurants & Leisure	7,718,774	—	—
Household Durables	6,717,587	—	—
Household Products	9,843,314	—	—
Insurance	17,968,328	—	—
Internet & Direct Marketing Retail	3,860,298	—	—
IT Services	8,015,270	—	—
Machinery	9,957,058	—	—
Media	5,636,116	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,357,131	—	—
Oil, Gas & Consumable Fuels	28,507,648	—	—
Semiconductors & Semiconductor Equipment	10,443,751	—	—
Specialty Retail	8,916,736	—	—
Trading Companies & Distributors	11,228,307	—	—
Affiliated Mutual Funds	69,326,210	—	—

Total	$445,765,505	$—	$—

A1344

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.5%

ASSET-BACKED SECURITIES — 4.2%
Automobiles — 2.6%
AmeriCredit Automobile Receivables Trust,
Series 2017-3, Class D
3.180%	07/18/23	9,146	$9,000,123
ARI Fleet Lease Trust,
Series 2018-A, Class A2, 144A
2.550%	10/15/26	1,200	1,194,477
Series 2018-A, Class A3, 144A
2.840%	10/15/26	1,357	1,339,604
Capital Auto Receivables Asset Trust,
Series 2018-1, Class A2B, 1 Month LIBOR + 0.170%, 144A
2.335%(c)	10/20/20	10,125	10,121,562
Enterprise Fleet Financing LLC,
Series 2018-1, Class A2, 144A
2.870%	10/20/23	3,220	3,211,712
Series 2018-1, Class A3, 144A
3.100%	10/20/23	4,455	4,429,625
First Investors Auto Owner Trust,
Series 2016-2A, Class A1, 144A
1.530%	11/16/20	87	87,166
Series 2018-1A, Class A1, 144A
2.840%	05/16/22	2,485	2,481,643
Volkswagen Auto Loan Enhanced Trust,
Series 2018-1, Class A2B, 1 Month LIBOR + 0.180%
2.345%(c)	07/20/21	6,825	6,827,364
Westlake Automobile Receivables Trust,
Series 2018-2A, Class A2B, 1 Month LIBOR + 0.330%, 144A
2.488%(c)	09/15/21	8,455	8,458,199
Series 2018-3A, Class A2B, 1 Month LIBOR + 0.350%, 144A
2.508%(c)	01/18/22	5,390	5,391,072
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	289	287,969

			52,830,516

Consumer Loans — 1.1%
Marlette Funding Trust,
Series 2018-2A, Class A, 144A
3.060%	07/17/28	3,044	3,042,678
Series 2018-3A, Class A, 144A
3.200%	09/15/28	4,715	4,714,206
Sofi Consumer Loan Program LLC,
Series 2016-1, Class A, 144A
3.260%	08/25/25	8,422	8,407,743
Sofi Consumer Loan Program Trust,
Series 2018-2, Class A2, 144A
3.350%	04/26/27	5,985	5,973,317

			22,137,944

Credit Cards — 0.5%
CARDS II Trust (Canada),
Series 2018-1A, Class A, 1 Month LIBOR + 0.350%, 144A
2.508%(c)	04/17/23	9,910	9,925,456

TOTAL ASSET-BACKED SECURITIES
(cost $84,991,667)			84,893,916

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BANK,
Series 2017-BNK9, Class XA, IO
0.962%(cc)	11/15/54	1,808	$104,713
BBCMS Mortgage Trust,
Series 2017-C1, Class XA, IO
1.683%(cc)	02/15/50	1,364	128,376
Series 2017-C1, Class A4
3.674%	02/15/50	720	710,861
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3
3.839%	12/10/54	570	570,132
Series 2017-C8, Class A4
3.572%	06/15/50	580	567,698
Series 2016-C3, Class A3
3.865%	01/10/48	605	606,084
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class XA, IO
1.187%(cc)	07/10/47	3,312	151,635
Comm 2013-CCRE13 Mortgage Trust,
Series 2013-CR13, Class A4
4.194%(cc)	11/10/46	225	232,389
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14, Class XA, IO
0.874%(cc)	02/10/47	5,629	129,295
Commercial Mortgage Trust,
Series 2013-CR6, Class A4
3.101%	03/10/46	745	735,631
Series 2015-CR22, Class A5
3.309%	03/10/48	300	294,865
Series 2016-DC2, Class A5
3.765%	02/10/49	285	284,957
Series 2012-CR4, Class A3
2.853%	10/15/45	410	398,547
Series 2012-CR5, Class A4
2.771%	12/10/45	792	772,353
Series 2013-CR7, Class A4
3.213%	03/10/46	504	499,064
Series 2013-CR7, Class XA, IO
1.337%(cc)	03/10/46	1,788	73,534
Series 2013-CR8, Class A5
3.612%(cc)	06/10/46	730	734,426
Series 2013-CR10, Class A4
4.210%(cc)	08/10/46	115	118,789
Series 2013-CR10, Class XA, IO
0.871%(cc)	08/10/46	3,393	98,733
Series 2013-LC6, Class A4
2.941%	01/10/46	892	875,148
Series 2014-UBS2, Class A5
3.961%	03/10/47	905	920,017
Series 2014-UBS4, Class A5
3.694%	08/10/47	850	851,934
Series 2015-3BP, Class A, 144A
3.178%	02/10/35	100	97,261
Series 2015-DC1, Class A5
3.350%	02/10/48	745	730,852
Series 2015-PC1, Class A5
3.902%	07/10/50	673	680,175

A1345

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A3
3.544%	11/15/48	770	$761,781
Series 2016-C5, Class A5
3.757%	11/15/48	63	63,007
Series 2016-C7, Class A5
3.502%	11/15/49	490	478,003
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	955	954,870
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	691	688,186
Series 2014-C22, Class A4
3.801%	09/15/47	845	852,937
Series 2015-C28, Class A3
2.912%	10/15/48	215	206,430
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class A3
2.829%	10/15/45	735	718,868
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C8, Class A4
3.134%	12/15/48	840	828,998
Series 2013-C10, Class A4
4.219%(cc)	07/15/46	180	184,351
Series 2015-C24, Class A4
3.732%	05/15/48	870	871,478
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	365	353,311
Series 2016-UB12, Class A4
3.596%	12/15/49	765	752,945
Series 2017-H1, Class XA, IO
1.610%(cc)	06/15/50	1,194	102,265
UBS Commercial Mortgage Trust,
Series 2017-C2, Class XA, IO
1.299%(cc)	08/15/50	2,504	182,979
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4
3.091%	08/10/49	785	774,606
Series 2013-C6, Class A4
3.244%	04/10/46	785	777,193
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5
3.405%	12/15/47	970	957,870
Series 2015-C26, Class A4
3.166%	02/15/48	10	9,702
Series 2015-C27, Class A5
3.451%	02/15/48	928	914,387
Series 2015-C29, Class A4
3.637%	06/15/48	480	477,593
Series 2015-SG1, Class A4
3.789%	09/15/48	580	580,899
Series 2016-LC24, Class A4
2.942%	10/15/49	170	160,050
Series 2016-NXS6, Class A4
2.918%	11/15/49	360	338,083
Series 2017-C38, Class A5

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.453%	07/15/50		780	$758,497
Series 2017-C39, Class XA, IO
1.287%(cc)	09/15/50		1,583	118,043
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.431%	06/15/45		955	954,077
Series 2012-C9, Class A3
2.870%	11/15/45		234	228,803
Series 2012-C10, Class A3
2.875%	12/15/45		605	590,681
Series 2014-C19, Class A5
4.101%	03/15/47		165	169,104
Series 2014-C20, Class A4
3.723%	05/15/47		375	378,035

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $28,613,249)				27,555,501

CORPORATE BONDS — 32.7%
Belgium — 0.3%
Anheuser-Busch InBev SA/NV,
Gtd. Notes, EMTN
2.000%	12/16/19	EUR	3,300	3,924,647
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.500%	01/12/24		2,475	2,449,237

				6,373,884

Brazil — 0.5%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes
4.000%	04/14/19		9,775	9,783,601

Canada — 0.3%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		4,525	4,599,587
Emera US Finance LP,
Gtd. Notes
2.150%	06/15/19		1,105	1,097,844
Fortis, Inc.,
Sr. Unsec’d. Notes
2.100%	10/04/21		1,260	1,203,693

				6,901,124

Denmark — 0.4%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.000%	09/08/21		3,095	2,934,717
Sr. Unsec’d. Notes, MTN, 144A
2.800%	03/10/21		2,200	2,146,672
Sub. Notes, EMTN
2.750%	05/19/26	EUR	2,350	2,821,244

				7,902,633

France — 2.8%
AXA SA,
Sub. Notes, EMTN
3.375%	07/06/47	EUR	900	1,067,790

A1346

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
5.125%	07/04/43	EUR	4,810	$6,379,140
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22		3,445	3,334,997
Sub. Notes, EMTN
2.875%	03/20/26	EUR	1,805	2,189,824
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
1.375%	05/03/27	EUR	700	817,034
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/15/19		9,550	9,536,736
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.500%	09/21/28		7,875	7,757,403
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.875%	10/02/19	EUR	4,100	4,857,621
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
0.375%	07/10/19	EUR	5,075	5,914,421
1.125%	09/30/19	EUR	5,825	6,841,239
3.000%	05/09/19	GBP	2,275	2,992,371
Societe Generale SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21		4,475	4,360,337

				56,048,913

Germany — 1.5%
BMW US Capital LLC,
Gtd. Notes, 144A
1.850%	09/15/21		2,350	2,244,237
2.000%	04/11/21		2,930	2,838,981
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		4,725	4,535,906
E.ON SE,
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	2,225	2,576,966
innogy Finance BV,
Gtd. Notes, EMTN
1.875%	01/30/20	EUR	5,650	6,723,926
3.000%	01/17/24	EUR	1,700	2,191,693
Volkswagen International Finance NV,
Gtd. Notes
2.700%	12/31/50	EUR	4,000	4,620,975
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
2.625%	01/15/24	EUR	4,025	4,979,777

				30,712,461

Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.
3.625%	10/31/24		2,525	2,467,518

Ireland — 0.1%
AIB Mortgage Bank,
Covered Bonds, EMTN
2.250%	03/26/21	EUR	750	921,068

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Ireland (cont’d.)
Bank of Ireland Mortgage Bank,
Covered Bonds
1.750%	03/19/19	EUR	1,275	$1,494,300

				2,415,368

Italy — 0.7%
FCA Bank SpA,
Gtd. Notes, EMTN
2.625%	04/17/19	EUR	11,500	13,540,329

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23		780	739,440
Gtd. Notes, MTN
6.875%	08/04/26		2,205	2,326,055

				3,065,495

Netherlands — 1.2%
ABN AMRO Bank NV,
Sub. Notes
4.400%	03/27/28		7,000	6,873,019
ING Bank NV,
Sr. Unsec’d. Notes, EMTN
1.250%	12/13/19	EUR	4,900	5,785,845
Sub. Notes, EMTN
4.125%	11/21/23		3,800	3,804,606
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		1,105	1,077,840
Sr. Unsec’d. Notes, EMTN
1.125%	02/14/25	EUR	1,100	1,249,009
Shell International Finance BV,
Gtd. Notes, EMTN
1.625%	03/24/21	EUR	4,025	4,861,605

				23,651,924

Spain — 0.5%
Bankia SA,
Covered Bonds
1.000%	09/25/25	EUR	900	1,048,735
1.125%	08/05/22	EUR	1,300	1,555,083
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24	EUR	1,500	1,715,037
Telefonica Emisiones SAU,
Gtd. Notes, EMTN
0.318%	10/17/20	EUR	4,200	4,897,599
1.477%	09/14/21	EUR	1,000	1,202,387

				10,418,841

Sweden — 0.3%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21		3,900	3,778,927
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%, 144A
2.904%(c)	09/13/19		3,250	3,263,462

				7,042,389

A1347

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland — 0.3%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,550	$1,527,649
UBS Group Funding Switzerland AG,
Gtd. Notes
1.500%	11/30/24	EUR	1,715	2,023,795
Gtd. Notes, 144A
4.125%	09/24/25		3,415	3,393,778

				6,945,222

United Kingdom — 2.8%
BAT Capital Corp.,
Gtd. Notes, 144A
2.764%	08/15/22		2,175	2,095,700
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20		5,025	4,972,587
Gtd. Notes, EMTN, RegS
2.750%	03/25/25	EUR	3,575	4,474,123
BP Capital Markets PLC,
Gtd. Notes
3.561%	11/01/21		1,425	1,434,359
Gtd. Notes, EMTN
2.517%	02/17/21	EUR	5,450	6,708,665
FCE Bank PLC,
Sr. Unsec’d. Notes, EMTN
1.875%	04/18/19	EUR	12,850	15,076,136
Imperial Brands Finance PLC,
Gtd. Notes
0.500%	07/27/21	EUR	1,925	2,243,401
Gtd. Notes, 144A
3.500%	02/11/23		1,400	1,370,176
Gtd. Notes, EMTN
5.000%	12/02/19	EUR	1,875	2,303,893
RJ Reynolds Tobacco Co.,
Gtd. Notes
8.125%	06/23/19		8,225	8,508,227
Santander UK PLC,
Covered Bonds, EMTN
5.125%	04/14/21	GBP	825	1,174,029
Sr. Unsec’d. Notes
2.350%	09/10/19		3,900	3,878,495
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		225	222,496
Gtd. Notes, MTN
4.500%	01/15/25	EUR	1,000	1,187,080
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, MTN
5.125%	01/15/25	GBP	150	200,008

				55,849,375

United States — 20.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		2,485	2,381,023
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19		3,605	3,608,937

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Altria Group, Inc.,
Gtd. Notes
9.700%	11/10/18		8,475	$8,537,270
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
7.625%	10/01/18		5,050	5,049,999
Amgen, Inc.,
Sr. Unsec’d. Notes
2.200%	05/22/19		5,735	5,714,124
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21		1,340	1,377,114
6.600%	03/15/46		5	5,880
6.950%	06/15/19		835	857,097
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
3.500%	12/01/22		500	492,335
Aon PLC,
Gtd. Notes
4.750%	05/15/45		1,175	1,175,490
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		250	247,259
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		1,800	1,713,724
3.600%	02/17/23		75	74,516
3.950%	01/15/25		925	910,749
5.875%	10/01/19		5,683	5,844,164
Bank of America Corp.,
Sr. Unsec’d. Notes
3.004%	12/20/23		2,155	2,091,288
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24	EUR	1,275	1,588,917
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
3.527%(c)	10/21/22		3,175	3,225,889
Sub. Notes, MTN
4.000%	01/22/25		2,250	2,220,440
4.200%	08/26/24		2,275	2,285,636
4.450%	03/03/26		6,075	6,082,328
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	1,900	2,175,586
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		3,100	3,020,206
3.625%	01/15/24		1,605	1,559,400
Capital One Bank USA NA,
Sr. Unsec’d. Notes
2.250%	02/13/19		10,475	10,454,682
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		4,100	3,945,629
Chubb INA Holdings, Inc.,
Gtd. Notes
1.550%	03/15/28	EUR	850	982,166
2.300%	11/03/20		2,855	2,803,067
2.500%	03/15/38	EUR	640	749,207

A1348

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.750%	06/16/24	1,925	$1,908,699
Sub. Notes
4.600%	03/09/26	2,650	2,667,532
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes
3.743%	05/01/26	1,550	1,463,151
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.450%	08/15/27	1,050	972,217
7.250%	11/15/23	2,575	2,909,475
Concho Resources, Inc.,
Gtd. Notes
4.375%	01/15/25	4,000	4,027,945
4.850%	08/15/48	40	40,123
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22	685	660,523
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	3,050	2,886,343
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20	1,955	1,955,276
3.350%	03/09/21	2,355	2,350,160
3.700%	03/09/23	900	895,290
4.100%	03/25/25	2,000	1,994,645
4.300%	03/25/28	1,225	1,215,395
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25(a)	400	435,932
Discovery Communications LLC,
Gtd. Notes
2.200%	09/20/19	1,870	1,855,360
2.950%	03/20/23	3,020	2,888,477
Dominion Energy, Inc.,
Jr. Sub. Notes
2.962%	07/01/19	10,475	10,469,763
Sr. Unsec’d. Notes
4.450%	03/15/21	2,625	2,673,779
Energy Transfer Partners LP,
Gtd. Notes
4.050%	03/15/25	3,000	2,936,576
Enterprise Products Operating LLC,
Gtd. Notes
5.200%	09/01/20	9,800	10,152,492
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	485	471,345
5.150%	12/01/20	2,000	2,058,031
Fifth Third Bank,
Sr. Unsec’d. Notes
2.250%	06/14/21	4,020	3,901,809
Sub. Notes
3.850%	03/15/26	1,525	1,488,541
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	9,220	9,600,325

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.850%	07/15/22		4,875	$4,712,663
7.375%	11/15/31		2,925	3,775,396
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.551%	10/05/18		2,300	2,300,001
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.339%(c)	01/09/20		8,050	8,081,266
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		145	145,000
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		4,940	4,878,226
3.700%	11/24/20		5,400	5,425,618
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	10/23/19(a)		9,968	9,922,987
2.625%	04/25/21		505	494,613
2.750%	09/15/20		2,480	2,454,614
3.814%	04/23/29		2,025	1,931,668
4.017%	10/31/38		340	315,154
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23	EUR	2,975	3,607,159
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23		6,570	6,347,803
Sub. Notes
4.250%	10/21/25		1,060	1,050,340
Halfmoon Parent, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	07/15/23		11,525	11,489,743
4.125%	11/15/25		525	523,504
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		1,300	1,363,400
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27(a)		3,610	3,533,288
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19		9,860	10,051,778
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.203%	07/23/29		1,725	1,719,871
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		210	236,474
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.300%	09/15/20		820	848,987
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		8,780	8,770,324
Gtd. Notes, 144A
5.625%	11/15/23		1,350	1,441,070
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		2,900	2,875,256

A1349

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22		2,050	$1,970,302
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45		900	842,020
4.368%	09/15/23		2,150	2,228,782
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21		4,300	4,127,253
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.750%	03/11/24	EUR	1,950	2,336,948
1.750%	01/30/25	EUR	900	1,069,438
2.375%	07/23/19		8,925	8,888,478
3.750%	02/25/23		2,850	2,849,467
7.300%	05/13/19		9,250	9,496,280
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		1,695	1,579,162
Sub. Notes, MTN
3.950%	04/23/27		4,625	4,439,133
Mylan, Inc.,
Gtd. Notes, 144A
5.200%	04/15/48		2,715	2,508,974
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
1.125%	03/01/25	EUR	1,370	1,587,152
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		2,075	1,961,929
3.375%	02/01/22		1,625	1,602,269
4.250%	01/17/23		2,750	2,769,637
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		2,922	2,945,963
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
2.600%	07/21/20		2,000	1,985,672
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22		1,375	1,369,359
Sub. Notes
3.900%	04/29/24		1,555	1,547,236
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22		900	886,694
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		3,745	3,611,405
SCANA Corp.,
Sr. Unsec’d. Notes, MTN
6.250%	04/01/20		5,000	5,127,930
Southern Co. (The),
Sr. Unsec’d. Notes
2.150%	09/01/19		6,050	5,999,671
Southern Power Co.,
Sr. Unsec’d. Notes
1.950%	12/15/19		5,231	5,159,512

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	3,750	$3,557,524
4.400%	04/01/21	3,805	3,870,607
5.300%	04/01/44	800	766,844
5.950%	12/01/25	1,375	1,478,632
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	7,021	7,168,224
6.550%	05/01/37	675	732,218
8.250%	04/01/19	3,725	3,820,211
8.750%	02/14/19	3,500	3,572,313
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23	5,575	6,452,637
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN
1.900%	04/08/21	4,415	4,277,038
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	3,850	3,825,800
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	1,925	1,900,953
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21	3,350	3,362,209
4.272%	01/15/36	1,525	1,453,311
5.500%	03/16/47	900	985,475
Viacom, Inc.,
Sr. Unsec’d. Notes
3.450%	10/04/26	3,445	3,238,299
3.875%	12/15/21	4,925	4,937,551
4.250%	09/01/23	8,905	8,965,695
4.375%	03/15/43	808	705,157
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26	345	320,142
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	4,075	3,950,233
3.550%	09/29/25	4,450	4,337,175
4.600%	04/01/21	1,350	1,388,292
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19	3,900	3,875,881
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.912%(c)	05/24/19	3,900	3,912,639
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	2,300	2,258,562
3.600%	03/15/22	1,340	1,331,280
4.500%	11/15/23	10	10,185

			419,695,282

TOTAL CORPORATE BONDS (cost $671,549,451)			662,814,359

A1350

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.5%
California — 0.3%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs
6.398%	05/15/31		925	$1,105,875
6.548%	05/15/48		2,900	3,797,666
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		475	663,200

				5,566,741

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40		2,175	3,111,968

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39		835	1,190,794

TOTAL MUNICIPAL BONDS (cost $9,886,617)				9,869,503

SOVEREIGN BONDS — 42.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		12,910	12,420,711
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
2.750%	04/21/24	AUD	14,125	10,409,215
3.000%	03/21/47	AUD	36,795	25,825,440
5.750%	05/15/21	AUD	14,460	11,430,916
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
2.100%	09/20/2117	EUR	200	256,360
3.650%	04/20/22	EUR	4,410	5,823,541
4.150%	03/15/37	EUR	2,355	4,097,491
Bundesobligation (Germany),
Bonds
— %(p)	04/14/23	EUR	3,570	4,175,792
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.500%	02/15/28	EUR	8,490	9,931,138
2.250%	09/04/21	EUR	10,875	13,616,938
2.500%	07/04/44	EUR	1,285	1,991,584
2.500%	08/15/46	EUR	380	596,371
4.250%	07/04/39	EUR	1,935	3,679,787
Canadian Government Bond (Canada),
Bonds
0.500%	03/01/22	CAD	6,600	4,812,969
3.500%	12/01/45	CAD	5,200	4,880,146
4.000%	06/01/41	CAD	4,275	4,200,730
5.000%	06/01/37	CAD	1,250	1,335,859
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		1,975	1,915,750
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.750%	11/05/19		9,325	9,657,231

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Czech Republic Government Bond (Czech Republic),
Bonds
3.850%	09/29/21	CZK	30,900	$1,484,573
Denmark Government Bond (Denmark),
Bonds
1.500%	11/15/23	DKK	960	161,500
1.750%	11/15/25	DKK	21,780	3,768,239
4.500%	11/15/39	DKK	3,730	993,371
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.500%	04/15/23	EUR	2,625	3,262,011
Unsec’d. Notes, 144A
0.500%	09/15/27	EUR	1,400	1,609,625
French Republic Government Bond OAT (France),
Bonds
— %(p)	05/25/20	EUR	11,175	13,078,158
— %(p)	05/25/21	EUR	6,260	7,332,120
— %(p)	03/25/23	EUR	16,250	18,876,350
3.250%	05/25/45	EUR	5,795	9,204,354
4.750%	04/25/35	EUR	2,665	4,768,444
Bonds, 144A
1.250%	05/25/36	EUR	795	916,036
1.750%	06/25/39	EUR	1,840	2,268,206
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
6.625%	05/15/33	IDR	58,039,000	3,332,038
Ireland Government Bond (Ireland),
Bonds
2.000%	02/18/45	EUR	730	886,510
4.500%	10/18/18	EUR	1,000	1,163,255
Unsec’d. Notes
0.800%	03/15/22	EUR	3,415	4,086,708
1.000%	05/15/26	EUR	60	71,226
Israel Government Bond (Israel),
Bonds
2.000%	03/31/27	ILS	7,376	2,028,887
4.250%	03/31/23	ILS	3,350	1,044,124
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
0.700%	05/01/20	EUR	10,580	12,208,968
0.950%	03/01/23	EUR	7,785	8,548,866
2.050%	08/01/27	EUR	17,240	18,607,727
2.500%	11/15/25	EUR	5,955	6,754,886
Unsec’d. Notes
0.050%	04/15/21	EUR	8,380	9,365,968
4.000%	02/01/37	EUR	1,420	1,776,397
5.000%	09/01/40	EUR	3,305	4,587,350
Unsec’d. Notes, 144A
3.250%	09/01/46	EUR	295	322,854
3.450%	03/01/48	EUR	1,110	1,234,420
4.750%	09/01/44	EUR	1,470	2,005,941
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	12/20/19	JPY	4,819,800	42,533,611
0.100%	06/20/20	JPY	1,557,800	13,760,384
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
0.400%	03/20/56	JPY	84,100	600,099
1.900%	03/20/53	JPY	95,900	1,073,258

A1351

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	3,783,850	$33,447,209
0.100%	03/20/27	JPY	2,135,600	18,836,210
0.300%	12/20/24	JPY	9,868,500	88,525,535
1.100%	03/20/21	JPY	1,164,200	10,548,808
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.300%	06/20/46	JPY	1,505,400	11,474,535
0.800%	09/20/47	JPY	395,100	3,413,536
1.800%	03/20/43	JPY	2,414,500	26,075,622
1.900%	09/20/42	JPY	622,800	6,836,329
2.300%	03/20/39	JPY	243,400	2,806,705
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.200%	06/20/36	JPY	608,900	5,042,852
0.700%	03/20/37	JPY	1,427,850	12,819,358
1.700%	06/20/33	JPY	2,830,300	29,576,909
2.100%	03/20/27	JPY	723,850	7,455,999
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,375	2,322,878
Sr. Unsec’d. Notes, 144A
1.900%	06/22/38	EUR	690	860,652
Unsec’d. Notes
3.000%	09/28/19	EUR	2,030	2,439,408
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	6,375	7,598,973
5.000%	03/28/35	EUR	1,920	3,460,106
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.750%	06/10/20	KRW	5,493,760	4,937,104
2.125%	03/10/47	KRW	980,830	846,227
2.375%	03/10/23	KRW	4,791,340	4,347,228
2.375%	12/10/27	KRW	1,751,810	1,577,378
2.625%	03/10/48	KRW	1,472,320	1,411,459
2.750%	12/10/44	KRW	1,299,710	1,263,850
4.000%	12/10/31	KRW	4,854,540	5,171,760
4.250%	06/10/21	KRW	7,311,090	6,966,057
Mexican Bonos (Mexico),
Bonds
7.500%	06/03/27	MXN	46,735	2,429,990
10.000%	12/05/24	MXN	64,919	3,844,764
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		4,725	4,682,711
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.750%	07/15/27	EUR	3,460	4,109,594
3.750%	01/15/42	EUR	1,210	2,208,449
4.000%	01/15/37	EUR	970	1,713,881
Unsec’d. Notes
— %(p)	01/15/24	EUR	3,245	3,758,796
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
4.500%	04/15/27	NZD	1,855	1,422,656
5.000%	03/15/19	NZD	4,745	3,192,310
6.000%	05/15/21	NZD	15,560	11,422,847

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Norway Government Bond (Norway),
Bonds, 144A
1.750%	02/17/27	NOK	32,860	$3,997,908
4.500%	05/22/19	NOK	38,125	4,794,051
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	15,660	4,064,940
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, MTN
1.500%	01/19/26	EUR	4,250	5,117,034
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.200%	10/17/22	EUR	3,370	4,191,318
4.125%	04/14/27	EUR	1,755	2,423,636
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	2,500	1,896,876
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	1,000	945,620
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		2,050	1,924,996
Unsec’d. Notes
3.450%	06/02/45	CAD	3,490	2,799,971
3.500%	06/02/24	CAD	5,665	4,539,368
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		1,975	1,879,946
Unsec’d. Notes
3.000%	09/01/23	CAD	9,360	7,327,344
3.500%	12/01/45	CAD	1,795	1,461,543
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.250%	06/02/26		2,000	1,914,999
Romanian Government International Bond (Romania),
Unsec’d. Notes, MTN
2.875%	05/26/28	EUR	1,750	2,075,012
Russian Federal Bond (Russia),
Bonds
8.150%	02/03/27	RUB	85,550	1,288,775
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	3,760	2,964,983
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes
3.375%	11/15/24	EUR	45	61,371
Slovenia Government Bond (Slovenia),
Bonds
3.125%	08/07/45	EUR	405	590,048
Spain Government Bond (Spain),
Bonds
0.400%	04/30/22	EUR	9,021	10,544,732
Sr. Unsec’d. Notes
0.350%	07/30/23	EUR	2,895	3,332,035
Sr. Unsec’d. Notes, 144A
2.700%	10/31/48	EUR	280	332,801
2.900%	10/31/46	EUR	2,247	2,810,591
4.900%	07/30/40	EUR	2,385	4,016,300
Unsec’d. Notes, 144A

A1352

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
1.500%	04/30/27	EUR	13,600	$16,021,880
Sweden Government Bond (Sweden),
Bonds
1.000%	11/12/26	SEK	32,215	3,781,023
3.500%	06/01/22	SEK	15,580	1,986,928
5.000%	12/01/20	SEK	7,165	902,007
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	1,317	1,934,436
Switzerland Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	880	1,072,965
2.000%	05/25/22	CHF	3,380	3,757,469
3.250%	06/27/27	CHF	2,585	3,395,216
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	92,625	2,997,693
4.675%	06/29/44	THB	53,275	1,990,289
United Kingdom Gilt (United Kingdom),
Bonds
0.750%	07/22/23	GBP	7,050	9,008,897
1.500%	07/22/47	GBP	5,720	6,769,532
2.500%	07/22/65	GBP	625	999,021
3.500%	01/22/45	GBP	3,905	6,718,135
3.750%	09/07/20	GBP	10,680	14,699,860
3.750%	09/07/21	GBP	4,026	5,677,771
4.250%	03/07/36	GBP	945	1,675,062
4.250%	12/07/40	GBP	2,345	4,353,022
4.250%	12/07/46	GBP	6,020	11,793,745
4.750%	12/07/38	GBP	2,365	4,573,190
Unsec’d. Notes
4.250%	06/07/32	GBP	2,230	3,800,957

TOTAL SOVEREIGN BONDS (cost $864,227,090)				858,828,414

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30		637	615,866
2.500%	07/01/30		281	271,952
2.500%	09/01/30		261	252,060
3.000%	06/01/30		195	193,134
3.000%	07/01/30		143	141,555
3.000%	07/01/30		132	130,603
3.000%	07/01/35		136	133,508
3.000%	09/01/35		723	705,387
3.000%	01/01/37		431	420,615
3.000%	02/01/37		606	591,305
3.000%	05/01/45		544	523,754
3.000%	08/01/46		2,349	2,251,132
3.000%	09/01/46		3,974	3,809,221
3.000%	12/01/46		262	250,694
3.000%	02/01/47		2,678	2,565,296
3.000%	01/01/48		1,773	1,697,466
3.500%	01/01/26		58	58,071
3.500%	05/01/30		109	109,943
3.500%	06/01/30		23	23,175
3.500%	10/01/30		185	186,092
3.500%	07/01/35		152	152,616

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	08/01/42	686	$680,378
3.500%	01/01/44	748	742,019
3.500%	07/01/45	852	840,914
3.500%	09/01/47	6,523	6,425,099
3.500%	10/01/47	3,378	3,327,084
3.500%	11/01/47	9,548	9,404,773
3.500%	12/01/47	1,876	1,847,348
4.000%	06/01/42	449	457,435
4.000%	09/01/44	845	855,406
4.000%	04/01/45	299	302,877
4.000%	05/01/45	524	530,839
4.000%	02/01/46	3,113	3,149,466
4.000%	05/01/46	951	960,956
4.000%	01/01/47	808	820,594
4.500%	12/01/34	179	185,441
4.500%	09/01/40	166	172,864
4.500%	03/01/41	878	916,021
4.500%	07/01/41	284	296,054
4.500%	03/01/44	337	349,241
4.500%	07/01/45	104	107,008
4.500%	12/01/45	2,116	2,192,717
5.000%	05/01/38	964	1,023,435
5.000%	12/01/38	75	79,123
5.000%	11/01/41	99	105,585
5.000%	02/01/42	1,048	1,113,024
5.500%	08/01/40	57	61,425
5.500%	06/01/41	301	324,685
6.000%	11/01/37	12	13,246
Federal National Mortgage Assoc.
2.000%	04/01/30	76	71,451
2.000%	07/01/30	288	270,590
2.000%	08/01/30	83	77,799
2.000%	04/01/31	273	256,138
2.500%	05/01/30	422	409,237
2.500%	05/01/30	79	76,059
2.500%	06/01/30	166	161,212
2.500%	07/01/30	449	435,075
2.500%	07/01/30	393	380,567
2.500%	07/01/30	387	374,689
2.500%	08/01/30	208	201,733
2.500%	07/01/31	812	784,165
2.500%	04/01/37	3,740	3,552,028
2.500%	04/01/43	52	48,002
2.500%	09/01/43	119	110,843
2.500%	04/01/45	61	56,671
2.500%	09/01/46	89	82,889
3.000%	06/01/30	583	578,093
3.000%	07/01/30	626	620,608
3.000%	07/01/30	393	389,436
3.000%	07/01/30	82	81,131
3.000%	09/01/30	403	399,940
3.000%	11/01/30	209	206,998
3.000%	03/01/31	681	673,021
3.000%	02/01/32	2,039	2,015,865
3.000%	03/01/35	235	231,032
3.000%	09/01/35	419	408,377
3.000%	09/01/35	117	114,381
3.000%	03/01/36	207	201,788

A1353

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	02/01/37	348	$339,346
3.000%	06/01/45	1,273	1,229,238
3.000%	07/01/45	498	478,389
3.000%	08/01/45	1,484	1,425,395
3.000%	01/01/46	238	227,670
3.000%	10/01/46	966	925,033
3.000%	10/01/46	772	739,745
3.000%	11/01/46	2,659	2,546,261
3.000%	12/01/46	4,085	3,912,250
3.000%	12/01/46	1,093	1,046,784
3.000%	02/01/47	5,904	5,654,285
3.000%	11/01/47	961	920,246
3.000%	12/01/47	962	921,757
3.500%	11/01/25	134	134,257
3.500%	11/01/26	673	676,613
3.500%	09/01/29	103	103,457
3.500%	12/01/29	256	258,299
3.500%	04/01/30	138	138,989
3.500%	05/01/30	232	233,771
3.500%	10/01/30	421	424,404
3.500%	01/01/35	80	79,918
3.500%	08/01/35	52	51,763
3.500%	02/01/36	1,056	1,057,045
3.500%	02/01/37	334	333,019
3.500%	06/01/43	1,590	1,577,460
3.500%	08/01/47	774	761,943
3.500%	09/01/47	4,788	4,716,703
3.500%	10/01/47	2,698	2,656,835
3.500%	12/01/47	3,028	2,981,524
3.500%	01/01/48	2,878	2,833,924
3.500%	04/01/48	2,726	2,684,306
3.500%	05/01/48	1,467	1,444,544
3.500%	09/01/57	3,148	3,090,005
4.000%	04/01/25	87	88,657
4.000%	04/01/26	52	53,206
4.000%	05/01/27	55	56,048
4.000%	04/01/29	388	396,549
4.000%	05/01/32	31	31,830
4.000%	04/01/35	493	500,133
4.000%	03/01/41	1,058	1,076,928
4.000%	11/01/42	1,032	1,050,023
4.000%	06/01/44	410	414,923
4.000%	03/01/45	324	328,104
4.000%	01/01/46	1,123	1,135,186
4.000%	03/01/46	1,974	1,995,596
4.000%	06/01/46	89	90,323
4.000%	10/01/47	4,798	4,847,411
4.000%	11/01/47	1,466	1,488,206
4.000%	12/01/47	3,761	3,803,271
4.000%	01/01/48	2,365	2,391,004
4.500%	04/01/25	49	50,373
4.500%	01/01/34	24	25,043
4.500%	11/01/39	108	112,674
4.500%	03/01/40	74	76,938
4.500%	08/01/40	424	441,115
4.500%	02/01/41	328	341,312
4.500%	06/01/41	1,041	1,083,329
4.500%	09/01/41	171	177,253

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	01/01/42	536	$558,749
4.500%	01/01/43	521	541,981
4.500%	03/01/44	272	281,826
4.500%	06/01/44	85	88,837
4.500%	01/01/45	128	133,178
5.000%	07/01/28	13	13,404
5.000%	12/01/35	72	75,903
5.000%	05/01/38	475	501,250
5.000%	10/01/41	361	383,786
5.500%	05/01/37	45	48,792
5.500%	07/01/38	224	240,092
5.500%	05/01/39	319	342,590
5.500%	05/01/40	272	290,663
5.500%	07/01/41	391	421,719
5.500%	09/01/41	302	325,657
5.500%	02/01/42	1,380	1,479,684
6.000%	02/01/36	143	156,912
6.000%	11/01/38	163	179,408
6.000%	09/01/39	379	417,590
6.000%	06/01/40	210	231,459
6.000%	05/01/41	111	121,859
Government National Mortgage Assoc.
2.500%	01/20/47	478	448,279
3.000%	11/20/43	1,604	1,567,455
3.000%	01/15/45	307	297,316
3.000%	01/15/45	161	155,783
3.000%	03/15/45	339	328,323
3.000%	07/15/45	32	30,849
3.000%	01/20/47	3,189	3,092,671
3.000%	03/20/47	1,343	1,303,079
3.000%	06/20/47	5,135	4,979,083
3.000%	08/20/47	2,956	2,865,913
3.500%	07/15/42	103	103,104
3.500%	04/15/45	396	394,091
3.500%	07/20/47	12,486	12,424,429
3.500%	08/20/47	3,125	3,110,144
3.500%	09/20/47	651	648,173
3.500%	11/20/47	3,186	3,170,833
3.500%	12/20/47	479	476,354
4.000%	01/15/41	114	116,322
4.000%	03/15/44	519	531,684
4.000%	05/15/45	223	226,553
4.000%	01/20/46	961	985,168
4.000%	02/20/46	332	339,848
4.000%	03/20/46	1,522	1,556,402
4.000%	07/20/47	3,910	3,994,644
4.500%	04/15/40	122	127,062
4.500%	10/15/41	309	322,649
4.500%	07/20/44	1,049	1,099,318
4.500%	04/20/45	1,326	1,389,134
5.000%	06/15/38	152	160,601
5.000%	01/15/39	109	115,390
5.000%	06/15/39	227	240,612
5.000%	12/15/39	191	203,003
5.000%	10/20/42	80	84,231

A1354

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	03/15/44		895	$942,315
5.500%	03/15/37		33	35,719

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $196,403,863)				189,000,806

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds
3.000%	11/15/45		8,000	7,715,312
U.S. Treasury Notes
1.375%	04/30/20	(a)(h)	25,950	25,387,412
1.375%	08/31/23		23,200	21,535,219
2.000%	11/15/26	(h)	4,300	3,978,172
U.S. Treasury Strips Principal, PO
2.855%(s)	11/15/45	(k)	26,425	11,153,369
2.981%(s)	08/15/45	(k)	30,875	13,124,253

TOTAL U.S. TREASURY OBLIGATIONS (cost $85,091,772)				82,893,737

TOTAL LONG-TERM INVESTMENTS (cost $1,940,763,709)				1,915,856,236

			Shares
SHORT-TERM INVESTMENTS — 7.1%
UNAFFILIATED FUND — 3.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $79,921,331)			79,921,331	79,921,331

AFFILIATED MUTUAL FUND — 1.2%
PGIM Institutional Money Market Fund (cost 24,245,371; includes $24,203,973 of cash collateral for securities on loan)(b)(w)			24,242,868	24,245,292

Interest Rate	Maturity Date		Principal Amount (000)#
COMMERCIAL PAPER(n) — 2.0%
Enterprise Products Operating LLC
2.266%	10/05/18		20,800	20,790,293
General Motors Co.
2.591%	10/23/18		15,000	14,971,386
General Motors Financial Co., Inc.,
2.668%	11/15/18		4,625	4,607,893

TOTAL COMMERCIAL PAPER (cost $40,380,807)				40,369,572

OPTION PURCHASED~* — 0.0% (cost $108,276)				3,991

TOTAL SHORT-TERM INVESTMENTS (cost $144,655,785)				144,540,186

Value
TOTAL INVESTMENTS — 101.6% (cost $2,085,419,494)	$2,060,396,422
Liabilities in excess of other assets(z) — (1.6)%	(32,584,132)

NET ASSETS — 100.0%	$2,027,812,290

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,728,661; cash collateral of $24,203,973 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A1355

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Option Purchased:

OTC Swaption:

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year x 20- Year Interest Rate Swap 11/26/38	Put	JPMorgan Chase	11/21/18	0.93%	6 Month JPY LIBOR(S)	0.93%	JPY 480,400	$3,991

(cost $108,276)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	3 Year Australian Treasury Bonds	Dec. 2018	$873,505	$625
53	5 Year Euro-Bobl	Dec. 2018	8,042,703	(9,024)
795	10 Year Australian Treasury Bonds	Dec. 2018	577,606,362	(400,793)
474	10 Year Canadian Government Bonds	Dec. 2018	48,667,890	(127,240)
84	10 Year Euro-Bund.	Dec. 2018	15,486,491	74,273
117	10 Year U.K. Gilt	Dec. 2018	18,443,184	21,310
430	10 Year U.S. Ultra Treasury Notes	Dec. 2018	54,180,000	(768,875)
59	30 Year Euro Buxl	Dec. 2018	11,941,251	(192,499)
543	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	83,774,719	(2,294,245)
56	Euro Schatz. DUA Index	Dec. 2018	7,267,471	(11,216)
136	Euro-OAT	Dec. 2018	23,851,200	(229,017)

				(3,936,701)

Short Positions:
1,093	Euro Currency	Dec. 2018	159,605,325	457,694
940	2 Year U.S. Treasury Notes	Dec. 2018	198,090,313	(73,643)
4,545	5 Year U.S. Treasury Notes	Dec. 2018	511,205,979	883,447
1,276	10 Year U.S. Treasury Notes	Dec. 2018	151,564,875	(253,073)
91	20 Year U.S. Treasury Bonds	Dec. 2018	12,785,500	252,612

				1,267,037

				$(2,669,664)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/04/18	Bank of America	AUD	1,565	$1,134,806	$1,131,310	$—	$(3,496)
Expiring 10/04/18	Citigroup Global Markets	AUD	975	693,486	704,810	11,324	—
Expiring 10/04/18	Citigroup Global Markets	AUD	855	622,536	618,065	—	(4,471)
Expiring 10/04/18	JPMorgan Chase	AUD	5,520	4,021,541	3,990,310	—	(31,231)
Expiring 10/04/18	JPMorgan Chase	AUD	2,141	1,521,181	1,547,691	26,510	—
Expiring 10/04/18	JPMorgan Chase	AUD	1,605	1,159,670	1,160,226	556	—
Expiring 10/04/18	JPMorgan Chase	AUD	1,316	945,883	951,313	5,430	—
Expiring 10/04/18	JPMorgan Chase	AUD	1,156	842,141	835,651	—	(6,490)
Expiring 10/04/18	JPMorgan Chase	AUD	1,084	778,287	783,604	5,317	—
Expiring 10/04/18	JPMorgan Chase	AUD	1,012	733,681	731,557	—	(2,124)
Expiring 11/05/18	Citigroup Global Markets	AUD	1,255	905,884	907,424	1,540	—
Expiring 11/05/18	JPMorgan Chase	AUD	1,012	731,634	731,725	91	—
Expiring 11/05/18	JPMorgan Chase	AUD	940	678,919	679,665	746	—
Expiring 11/05/18	JPMorgan Chase	AUD	796	575,111	575,546	435	—

A1356

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real,
Expiring 10/02/18	Bank of America	BRL	10,110	$2,437,025	$2,502,589	$65,564	$—
Expiring 10/02/18	Bank of America	BRL	3,600	864,574	891,130	26,556	—
Expiring 10/02/18	Citigroup Global Markets	BRL	10,110	2,443,209	2,502,589	59,380	—
Expiring 10/02/18	Citigroup Global Markets	BRL	10,110	2,476,727	2,502,589	25,862	—
Expiring 10/02/18	JPMorgan Chase	BRL	23,820	5,949,200	5,896,308	—	(52,892)
Expiring 10/02/18	JPMorgan Chase	BRL	17,205	4,175,971	4,258,857	82,886	—
Expiring 10/02/18	JPMorgan Chase	BRL	15,160	3,647,475	3,752,646	105,171	—
Expiring 11/05/18	JPMorgan Chase	BRL	23,820	5,765,460	5,880,267	114,807	—
British Pound,
Expiring 10/04/18	Bank of America	GBP	5,609	7,280,202	7,312,801	32,599	—
Expiring 10/04/18	Bank of America	GBP	1,134	1,468,730	1,478,466	9,736	—
Expiring 10/04/18	Citigroup Global Markets	GBP	1,096	1,422,691	1,428,923	6,232	—
Expiring 10/04/18	Citigroup Global Markets	GBP	1,021	1,356,682	1,331,141	—	(25,541)
Expiring 10/04/18	Citigroup Global Markets	GBP	613	797,055	799,206	2,151	—
Expiring 10/04/18	Deutsche Bank AG	GBP	11,089	14,467,619	14,457,416	—	(10,203)
Expiring 10/04/18	Deutsche Bank AG	GBP	641	843,343	835,712	—	(7,631)
Expiring 10/04/18	JPMorgan Chase	GBP	955	1,257,567	1,245,093	—	(12,474)
Expiring 10/04/18	JPMorgan Chase	GBP	815	1,043,454	1,062,566	19,112	—
Expiring 10/04/18	JPMorgan Chase	GBP	751	984,813	979,125	—	(5,688)
Expiring 10/04/18	JPMorgan Chase	GBP	514	673,265	670,133	—	(3,132)
Expiring 10/04/18	JPMorgan Chase	GBP	494	642,043	644,058	2,015	—
Expiring 10/04/18	JPMorgan Chase	GBP	494	642,750	644,058	1,308	—
Expiring 10/04/18	JPMorgan Chase	GBP	490	633,292	638,843	5,551	—
Expiring 10/04/18	JPMorgan Chase	GBP	477	614,630	621,894	7,264	—
Expiring 10/04/18	JPMorgan Chase	GBP	474	618,385	617,983	—	(402)
Expiring 10/04/18	JPMorgan Chase	GBP	435	573,968	567,136	—	(6,832)
Expiring 10/04/18	JPMorgan Chase	GBP	435	576,326	567,136	—	(9,190)
Expiring 10/04/18	JPMorgan Chase	GBP	434	569,233	565,833	—	(3,400)
Expiring 10/04/18	JPMorgan Chase	GBP	434	571,467	565,833	—	(5,634)
Expiring 10/04/18	JPMorgan Chase	GBP	395	523,159	514,986	—	(8,173)
Expiring 11/05/18	JPMorgan Chase	GBP	1,671	2,182,374	2,181,754	—	(620)
Expiring 11/05/18	JPMorgan Chase	GBP	434	565,351	566,656	1,305	—
Canadian Dollar,
Expiring 10/04/18	JPMorgan Chase	CAD	4,622	3,544,701	3,578,852	34,151	—
Expiring 10/04/18	JPMorgan Chase	CAD	2,396	1,819,079	1,855,242	36,163	—
Expiring 10/04/18	JPMorgan Chase	CAD	2,286	1,771,313	1,770,069	—	(1,244)
Expiring 10/04/18	JPMorgan Chase	CAD	1,181	915,371	914,458	—	(913)
Expiring 10/04/18	JPMorgan Chase	CAD	980	754,984	758,822	3,838	—
Expiring 10/04/18	JPMorgan Chase	CAD	788	610,562	610,155	—	(407)
Expiring 11/05/18	JPMorgan Chase	CAD	1,510	1,169,093	1,170,016	923	—
Expiring 11/05/18	JPMorgan Chase	CAD	1,180	904,459	914,316	9,857	—
Chilean Peso,
Expiring 10/04/18	Citigroup Global Markets	CLP	726,000	1,076,401	1,103,805	27,404	—
Expiring 11/05/18	Citigroup Global Markets	CLP	153,400	232,301	233,392	1,091	—
Chinese Renminbi,
Expiring 12/19/18	Bank of America	CNH	4,163	606,271	602,866	—	(3,405)
Expiring 12/19/18	Citigroup Global Markets	CNH	32,746	4,742,155	4,742,122	—	(33)
Expiring 12/19/18	Citigroup Global Markets	CNH	4,163	606,229	602,866	—	(3,363)
Expiring 12/19/18	JPMorgan Chase	CNH	9,926	1,438,381	1,437,436	—	(945)
Colombian Peso,
Expiring 10/04/18	Citigroup Global Markets	COP	3,281,000	1,083,071	1,107,457	24,386	—
Expiring 10/04/18	Citigroup Global Markets	COP	1,376,500	456,324	464,619	8,295	—

A1357

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 10/04/18	Citigroup Global Markets	COP	1,068,579	$354,721	$360,684	$5,963	$—
Expiring 10/04/18	Citigroup Global Markets	COP	891,134	298,838	300,790	1,952	—
Expiring 10/04/18	Citigroup Global Markets	COP	344,200	116,362	116,180	—	(182)
Czech Koruna,
Expiring 10/04/18	Bank of America	CZK	9,830	442,647	443,047	400	—
Expiring 10/04/18	Bank of America	CZK	470	21,125	21,184	59	—
Euro,
Expiring 10/04/18	Bank of America	EUR	27,929	32,473,773	32,442,558	—	(31,215)
Expiring 10/04/18	Bank of America	EUR	11,084	12,908,426	12,875,266	—	(33,160)
Expiring 10/04/18	Bank of America	EUR	1,265	1,488,489	1,469,435	—	(19,054)
Expiring 10/04/18	Citigroup Global Markets	EUR	1,692	1,990,334	1,965,441	—	(24,893)
Expiring 10/04/18	Citigroup Global Markets	EUR	1,552	1,806,252	1,802,816	—	(3,436)
Expiring 10/04/18	Citigroup Global Markets	EUR	1,429	1,674,263	1,659,939	—	(14,324)
Expiring 10/04/18	Citigroup Global Markets	EUR	1,211	1,421,978	1,406,708	—	(15,270)
Expiring 10/04/18	Citigroup Global Markets	EUR	1,188	1,388,016	1,379,991	—	(8,025)
Expiring 10/04/18	Citigroup Global Markets	EUR	1,183	1,389,936	1,374,182	—	(15,754)
Expiring 10/04/18	Citigroup Global Markets	EUR	1,051	1,218,687	1,220,850	2,163	—
Expiring 10/04/18	Citigroup Global Markets	EUR	548	638,796	636,561	—	(2,235)
Expiring 10/04/18	Citigroup Global Markets	EUR	446	524,073	518,078	—	(5,995)
Expiring 10/04/18	Deutsche Bank AG	EUR	1,125	1,309,888	1,306,809	—	(3,079)
Expiring 10/04/18	Deutsche Bank AG	EUR	490	577,707	569,189	—	(8,518)
Expiring 10/04/18	JPMorgan Chase	EUR	23,589	27,478,707	27,401,178	—	(77,529)
Expiring 10/04/18	JPMorgan Chase	EUR	11,084	12,902,885	12,875,266	—	(27,619)
Expiring 10/04/18	JPMorgan Chase	EUR	4,434	5,168,865	5,150,571	—	(18,294)
Expiring 10/04/18	JPMorgan Chase	EUR	3,181	3,700,648	3,695,076	—	(5,572)
Expiring 10/04/18	JPMorgan Chase	EUR	2,553	2,968,654	2,965,586	—	(3,068)
Expiring 10/04/18	JPMorgan Chase	EUR	2,120	2,466,393	2,462,609	—	(3,784)
Expiring 10/04/18	JPMorgan Chase	EUR	1,595	1,851,101	1,852,765	1,664	—
Expiring 10/04/18	JPMorgan Chase	EUR	1,551	1,808,640	1,801,655	—	(6,985)
Expiring 10/04/18	JPMorgan Chase	EUR	1,441	1,683,943	1,673,878	—	(10,065)
Expiring 10/04/18	JPMorgan Chase	EUR	1,337	1,557,736	1,553,070	—	(4,666)
Expiring 10/04/18	JPMorgan Chase	EUR	665	772,113	772,470	357	—
Expiring 10/04/18	JPMorgan Chase	EUR	665	782,839	772,470	—	(10,369)
Expiring 10/04/18	JPMorgan Chase	EUR	576	674,185	669,086	—	(5,099)
Expiring 10/04/18	JPMorgan Chase	EUR	531	618,220	616,814	—	(1,406)
Expiring 10/04/18	JPMorgan Chase	EUR	488	570,731	566,865	—	(3,866)
Expiring 10/04/18	JPMorgan Chase	EUR	488	571,925	566,865	—	(5,060)
Expiring 10/04/18	JPMorgan Chase	EUR	352	409,574	408,886	—	(688)
Expiring 10/04/18	JPMorgan Chase	EUR	157	182,844	182,372	—	(472)
Expiring 11/05/18	JPMorgan Chase	EUR	851	991,058	991,083	25	—
Expiring 11/05/18	JPMorgan Chase	EUR	488	570,425	568,330	—	(2,095)
Expiring 11/05/18	JPMorgan Chase	EUR	478	555,239	556,683	1,444	—
Expiring 11/05/18	JPMorgan Chase	EUR	474	550,082	552,025	1,943	—
Expiring 11/05/18	JPMorgan Chase	EUR	474	551,283	552,025	742	—
Expiring 11/05/18	JPMorgan Chase	EUR	474	553,084	552,025	—	(1,059)
Expiring 11/05/18	JPMorgan Chase	EUR	355	412,794	413,437	643	—
Hungarian Forint,
Expiring 10/04/18	Bank of America	HUF	428,920	1,526,053	1,541,037	14,984	—
Expiring 10/04/18	Citigroup Global Markets	HUF	345,900	1,255,754	1,242,760	—	(12,994)
Expiring 10/04/18	Citigroup Global Markets	HUF	237,600	848,303	853,657	5,354	—
Indian Rupee,
Expiring 10/04/18	Citigroup Global Markets	INR	47,732	672,946	657,919	—	(15,027)

A1358

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/04/18	Citigroup Global Markets	INR	33,250	$460,144	$458,305	$—	$(1,839)
Expiring 10/04/18	Deutsche Bank AG	INR	115,400	1,638,041	1,590,627	—	(47,414)
Expiring 10/04/18	JPMorgan Chase	INR	570,039	7,852,750	7,857,188	4,438	—
Expiring 11/05/18	Bank of America	INR	152,060	2,086,730	2,087,074	344	—
Expiring 11/05/18	JPMorgan Chase	INR	81,880	1,122,182	1,123,830	1,648	—
Indonesian Rupiah,
Expiring 10/04/18	Citigroup Global Markets	IDR	23,565,000	1,596,610	1,580,229	—	(16,381)
Expiring 10/04/18	Citigroup Global Markets	IDR	19,703,000	1,318,809	1,321,250	2,441	—
Expiring 10/04/18	Citigroup Global Markets	IDR	6,786,000	458,204	455,058	—	(3,146)
Expiring 10/04/18	Deutsche Bank AG	IDR	13,668,000	907,088	916,553	9,465	—
Expiring 11/05/18	Deutsche Bank AG	IDR	13,668,000	912,965	912,945	—	(20)
Israeli Shekel,
Expiring 10/04/18	Bank of America	ILS	5,970	1,658,103	1,642,122	—	(15,981)
Expiring 10/04/18	Citigroup Global Markets	ILS	3,035	847,097	834,814	—	(12,283)
Japanese Yen,
Expiring 10/04/18	Citigroup Global Markets	JPY	2,229,353	20,139,363	19,629,901	—	(509,462)
Expiring 10/04/18	Citigroup Global Markets	JPY	1,152,848	10,382,181	10,151,058	—	(231,123)
Expiring 10/04/18	Deutsche Bank AG	JPY	1,443,288	12,967,070	12,708,442	—	(258,628)
Expiring 10/04/18	Deutsche Bank AG	JPY	217,100	1,953,234	1,911,609	—	(41,625)
Expiring 10/04/18	Deutsche Bank AG	JPY	186,500	1,667,374	1,642,170	—	(25,204)
Expiring 10/04/18	JPMorgan Chase	JPY	2,001,143	17,804,793	17,620,467	—	(184,326)
Expiring 10/04/18	JPMorgan Chase	JPY	1,725,330	15,512,705	15,191,878	—	(320,827)
Expiring 10/04/18	JPMorgan Chase	JPY	1,444,550	12,965,827	12,719,553	—	(246,274)
Expiring 10/04/18	JPMorgan Chase	JPY	1,444,550	12,969,703	12,719,553	—	(250,150)
Expiring 10/04/18	JPMorgan Chase	JPY	317,801	2,853,650	2,798,302	—	(55,348)
Expiring 10/04/18	JPMorgan Chase	JPY	260,019	2,335,408	2,289,519	—	(45,889)
Expiring 10/04/18	JPMorgan Chase	JPY	229,100	2,055,649	2,017,272	—	(38,377)
Expiring 10/04/18	JPMorgan Chase	JPY	171,435	1,540,193	1,509,520	—	(30,673)
Expiring 10/04/18	JPMorgan Chase	JPY	85,718	760,691	754,764	—	(5,927)
Expiring 11/05/18	Bank of America	JPY	1,150,220	10,170,837	10,152,128	—	(18,709)
Expiring 11/05/18	Bank of America	JPY	171,690	1,517,923	1,515,379	—	(2,544)
Expiring 11/05/18	JPMorgan Chase	JPY	2,875,550	25,415,946	25,380,320	—	(35,626)
Expiring 11/05/18	JPMorgan Chase	JPY	2,300,440	20,365,689	20,304,256	—	(61,433)
Expiring 11/05/18	JPMorgan Chase	JPY	162,100	1,430,611	1,430,735	124	—
Expiring 11/05/18	JPMorgan Chase	JPY	151,346	1,334,268	1,335,818	1,550	—
Mexican Peso,
Expiring 10/04/18	Bank of America	MXN	17,780	920,886	949,082	28,196	—
Expiring 10/04/18	Citigroup Global Markets	MXN	50,160	2,589,986	2,677,499	87,513	—
Expiring 10/04/18	Citigroup Global Markets	MXN	49,618	2,520,522	2,648,567	128,045	—
Expiring 10/04/18	Citigroup Global Markets	MXN	49,618	2,549,732	2,648,567	98,835	—
Expiring 10/04/18	Citigroup Global Markets	MXN	48,475	2,579,322	2,587,555	8,233	—
Expiring 10/04/18	Citigroup Global Markets	MXN	48,475	2,581,313	2,587,555	6,242	—
Expiring 10/04/18	JPMorgan Chase	MXN	378,134	19,672,276	20,184,479	512,203	—
Expiring 10/04/18	JPMorgan Chase	MXN	50,160	2,583,018	2,677,499	94,481	—
Expiring 10/04/18	JPMorgan Chase	MXN	49,618	2,546,706	2,648,567	101,861	—
Expiring 10/04/18	JPMorgan Chase	MXN	49,616	2,538,526	2,648,461	109,935	—
New Taiwanese Dollar,
Expiring 10/04/18	Deutsche Bank AG	TWD	56,095	1,834,969	1,837,927	2,958	—
Expiring 11/05/18	Bank of America	TWD	25,580	842,001	839,929	—	(2,072)
Expiring 11/05/18	JPMorgan Chase	TWD	18,836	619,503	618,487	—	(1,016)
Expiring 11/05/18	JPMorgan Chase	TWD	18,836	619,911	618,487	—	(1,424)

A1359

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 10/04/18	Bank of America	NZD	223	$148,395	$147,820	$—	$(575)
Expiring 10/04/18	Citigroup Global Markets	NZD	2,555	1,700,380	1,693,639	—	(6,741)
Expiring 10/04/18	Citigroup Global Markets	NZD	1,520	1,020,782	1,007,567	—	(13,215)
Expiring 10/04/18	JPMorgan Chase	NZD	1,750	1,152,769	1,160,027	7,258	—
Expiring 10/04/18	JPMorgan Chase	NZD	1,535	1,002,303	1,017,510	15,207	—
Expiring 10/04/18	JPMorgan Chase	NZD	913	606,242	605,203	—	(1,039)
Expiring 10/04/18	JPMorgan Chase	NZD	456	302,789	302,270	—	(519)
Expiring 10/04/18	JPMorgan Chase	NZD	62	41,025	41,098	73	—
Expiring 11/05/18	Citigroup Global Markets	NZD	570	378,335	377,910	—	(425)
Expiring 11/05/18	Deutsche Bank AG	NZD	12,607	8,334,084	8,358,442	24,358	—
Expiring 11/05/18	JPMorgan Chase	NZD	570	378,593	377,910	—	(683)
Norwegian Krone,
Expiring 10/04/18	Bank of America	NOK	63,672	7,600,267	7,825,260	224,993	—
Expiring 10/04/18	Citigroup Global Markets	NOK	6,410	763,361	787,787	24,426	—
Expiring 10/04/18	Citigroup Global Markets	NOK	5,510	676,218	677,177	959	—
Expiring 10/04/18	JPMorgan Chase	NOK	15,283	1,818,152	1,878,274	60,122	—
Expiring 10/04/18	JPMorgan Chase	NOK	12,926	1,577,430	1,588,600	11,170	—
Expiring 10/04/18	JPMorgan Chase	NOK	12,390	1,510,380	1,522,725	12,345	—
Expiring 10/04/18	JPMorgan Chase	NOK	9,825	1,177,967	1,207,488	29,521	—
Expiring 10/04/18	JPMorgan Chase	NOK	8,733	1,039,577	1,073,282	33,705	—
Expiring 10/04/18	JPMorgan Chase	NOK	8,618	1,051,407	1,059,148	7,741	—
Expiring 10/04/18	JPMorgan Chase	NOK	7,541	920,011	926,786	6,775	—
Expiring 10/04/18	JPMorgan Chase	NOK	4,737	580,783	582,175	1,392	—
Peruvian Nuevo Sol,
Expiring 10/04/18	Citigroup Global Markets	PEN	3,350	1,015,921	1,013,677	—	(2,244)
Expiring 11/05/18	Citigroup Global Markets	PEN	4,770	1,443,137	1,441,669	—	(1,468)
Polish Zloty,
Expiring 10/04/18	Citigroup Global Markets	PLN	2,205	599,399	598,157	—	(1,242)
Expiring 10/04/18	JPMorgan Chase	PLN	24,881	6,713,423	6,749,545	36,122	—
Expiring 11/05/18	Citigroup Global Markets	PLN	2,225	603,668	604,003	335	—
Russian Ruble,
Expiring 10/04/18	Bank of America	RUB	265,504	3,925,687	4,050,246	124,559	—
Expiring 10/04/18	Bank of America	RUB	173,510	2,523,048	2,646,884	123,836	—
Expiring 10/04/18	Bank of America	RUB	173,510	2,527,458	2,646,884	119,426	—
Expiring 10/04/18	Bank of America	RUB	74,005	1,097,671	1,128,941	31,270	—
Expiring 10/04/18	Bank of America	RUB	74,005	1,097,671	1,128,941	31,270	—
Expiring 10/04/18	Bank of America	RUB	70,760	1,075,192	1,079,439	4,247	—
Expiring 10/04/18	Bank of America	RUB	36,760	542,343	560,771	18,428	—
Expiring 10/04/18	Citigroup Global Markets	RUB	174,083	2,577,289	2,655,624	78,335	—
Expiring 10/04/18	Citigroup Global Markets	RUB	173,510	2,492,244	2,646,884	154,640	—
Expiring 10/04/18	Citigroup Global Markets	RUB	64,050	926,783	977,078	50,295	—
Singapore Dollar,
Expiring 10/04/18	Bank of America	SGD	926	675,355	677,465	2,110	—
Expiring 10/04/18	Citigroup Global Markets	SGD	1,145	838,447	837,686	—	(761)
Expiring 10/04/18	Citigroup Global Markets	SGD	640	470,161	468,227	—	(1,934)
Expiring 10/04/18	Citigroup Global Markets	SGD	518	379,445	378,970	—	(475)
Expiring 10/04/18	Citigroup Global Markets	SGD	517	378,852	378,239	—	(613)
South African Rand,
Expiring 10/04/18	Bank of America	ZAR	143,458	9,760,840	10,136,311	375,471	—
Expiring 10/04/18	Bank of America	ZAR	39,785	2,597,471	2,811,088	213,617	—
Expiring 10/04/18	Bank of America	ZAR	39,785	2,613,705	2,811,088	197,383	—
Expiring 10/04/18	Bank of America	ZAR	38,950	2,562,675	2,752,090	189,415	—

A1360

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 10/04/18	Bank of America	ZAR	38,950	$2,568,932	$2,752,090	$183,158	$—
Expiring 10/04/18	Bank of America	ZAR	37,355	2,546,181	2,639,392	93,211	—
Expiring 10/04/18	Bank of America	ZAR	37,355	2,555,309	2,639,392	84,083	—
Expiring 10/04/18	Citigroup Global Markets	ZAR	37,355	2,522,963	2,639,392	116,429	—
Expiring 10/04/18	Citigroup Global Markets	ZAR	37,355	2,524,754	2,639,392	114,638	—
Expiring 10/04/18	Citigroup Global Markets	ZAR	7,720	542,150	545,472	3,322	—
South Korean Won,
Expiring 10/04/18	Citigroup Global Markets	KRW	598,700	535,031	539,802	4,771	—
Expiring 10/04/18	JPMorgan Chase	KRW	31,140,682	28,013,279	28,077,180	63,901	—
Expiring 10/04/18	JPMorgan Chase	KRW	1,927,830	1,732,180	1,738,177	5,997	—
Expiring 11/05/18	JPMorgan Chase	KRW	1,115,110	1,003,690	1,006,111	2,421	—
Swedish Krona,
Expiring 10/04/18	Citigroup Global Markets	SEK	38,367	4,205,805	4,319,182	113,377	—
Expiring 10/04/18	JPMorgan Chase	SEK	9,110	1,002,888	1,025,562	22,674	—
Expiring 10/04/18	JPMorgan Chase	SEK	5,574	620,866	627,495	6,629	—
Expiring 10/04/18	JPMorgan Chase	SEK	5,111	581,737	575,373	—	(6,364)
Expiring 10/04/18	JPMorgan Chase	SEK	5,109	579,118	575,148	—	(3,970)
Expiring 10/04/18	JPMorgan Chase	SEK	2,555	282,975	287,630	4,655	—
Expiring 11/05/18	JPMorgan Chase	SEK	5,574	627,981	629,180	1,199	—
Expiring 11/05/18	JPMorgan Chase	SEK	5,111	575,984	576,917	933	—
Expiring 11/05/18	JPMorgan Chase	SEK	5,111	578,032	576,917	—	(1,115)
Expiring 11/05/18	JPMorgan Chase	SEK	5,109	575,490	576,692	1,202	—
Expiring 11/05/18	JPMorgan Chase	SEK	4,909	553,317	554,115	798	—
Swiss Franc,
Expiring 11/05/18	JPMorgan Chase	CHF	1,732	1,779,252	1,771,011	—	(8,241)
Thai Baht,
Expiring 10/04/18	Citigroup Global Markets	THB	25,940	793,830	802,253	8,423	—
Expiring 10/04/18	JPMorgan Chase	THB	43,400	1,338,391	1,342,245	3,854	—
Expiring 10/04/18	JPMorgan Chase	THB	27,870	850,214	861,944	11,730	—
Expiring 10/04/18	JPMorgan Chase	THB	22,910	705,890	708,545	2,655	—
Expiring 11/05/18	JPMorgan Chase	THB	39,430	1,219,139	1,220,691	1,552	—
Turkish Lira,
Expiring 10/04/18	JPMorgan Chase	TRY	8,515	1,273,271	1,405,269	131,998	—
Expiring 10/04/18	JPMorgan Chase	TRY	8,515	1,274,224	1,405,269	131,045	—
Expiring 10/04/18	JPMorgan Chase	TRY	8,247	1,335,114	1,361,039	25,925	—
Expiring 10/04/18	JPMorgan Chase	TRY	8,246	1,319,360	1,360,874	41,514	—
Expiring 10/04/18	JPMorgan Chase	TRY	8,246	1,326,150	1,360,874	34,724	—
Expiring 10/04/18	JPMorgan Chase	TRY	8,246	1,340,268	1,360,874	20,606	—
Expiring 10/11/18	Citigroup Global Markets	TRY	15,825	2,552,521	2,599,538	47,017	—
Expiring 10/11/18	Citigroup Global Markets	TRY	3,815	612,556	626,682	14,126	—
Expiring 10/11/18	Citigroup Global Markets	TRY	2,780	460,639	456,665	—	(3,974)

				$639,973,955	$642,354,977	5,511,132	(3,130,110)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/04/18	Citigroup Global Markets	AUD	65,694	$47,205,082	$47,489,025	$—	$(283,943)
Expiring 10/04/18	Citigroup Global Markets	AUD	1,045	761,155	755,411	5,744	—
Expiring 10/04/18	JPMorgan Chase	AUD	3,581	2,573,865	2,588,641	—	(14,776)
Expiring 10/04/18	JPMorgan Chase	AUD	2,171	1,579,789	1,569,377	10,412	—

A1361

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/04/18	JPMorgan Chase	AUD	1,165	$837,833	$842,158	$—	$(4,325)
Expiring 10/04/18	JPMorgan Chase	AUD	1,080	776,925	780,713	—	(3,788)
Expiring 10/04/18	JPMorgan Chase	AUD	795	580,648	574,691	5,957	—
Expiring 10/04/18	JPMorgan Chase	AUD	794	575,735	573,969	1,766	—
Expiring 11/05/18	JPMorgan Chase	AUD	795	574,667	574,822	—	(155)
Expiring 11/05/18	JPMorgan Chase	AUD	795	574,092	574,822	—	(730)
Expiring 11/05/18	JPMorgan Chase	AUD	630	455,006	455,520	—	(514)
Brazilian Real,
Expiring 10/02/18	Bank of America	BRL	10,110	2,446,165	2,502,589	—	(56,424)
Expiring 10/02/18	Bank of America	BRL	3,600	899,123	891,129	7,994	—
Expiring 10/02/18	Citigroup Global Markets	BRL	20,220	5,050,076	5,005,178	44,898	—
Expiring 10/02/18	JPMorgan Chase	BRL	23,820	5,781,553	5,896,307	—	(114,754)
Expiring 10/02/18	JPMorgan Chase	BRL	10,110	2,448,238	2,502,589	—	(54,351)
Expiring 10/02/18	JPMorgan Chase	BRL	10,110	2,442,029	2,502,589	—	(60,560)
Expiring 10/02/18	JPMorgan Chase	BRL	10,110	2,423,589	2,502,589	—	(79,000)
Expiring 10/02/18	JPMorgan Chase	BRL	2,035	489,618	503,736	—	(14,118)
Expiring 11/05/18	JPMorgan Chase	BRL	17,205	4,164,347	4,247,271	—	(82,924)
Expiring 11/05/18	JPMorgan Chase	BRL	2,195	539,007	541,863	—	(2,856)
British Pound,
Expiring 10/04/18	Bank of America	GBP	1,288	1,689,676	1,679,246	10,430	—
Expiring 10/04/18	Citigroup Global Markets	GBP	76,896	99,816,854	100,254,077	—	(437,223)
Expiring 10/04/18	Citigroup Global Markets	GBP	1,391	1,805,034	1,813,533	—	(8,499)
Expiring 10/04/18	Citigroup Global Markets	GBP	1,304	1,702,151	1,700,106	2,045	—
Expiring 10/04/18	Citigroup Global Markets	GBP	790	1,036,988	1,029,972	7,016	—
Expiring 10/04/18	Citigroup Global Markets	GBP	301	390,721	392,432	—	(1,711)
Expiring 10/04/18	JPMorgan Chase	GBP	13,905	18,424,764	18,128,809	295,955	—
Expiring 10/04/18	JPMorgan Chase	GBP	9,945	13,014,474	12,965,912	48,562	—
Expiring 10/04/18	JPMorgan Chase	GBP	6,028	7,812,842	7,859,077	—	(46,235)
Expiring 10/04/18	JPMorgan Chase	GBP	5,967	7,721,817	7,779,548	—	(57,731)
Expiring 10/04/18	JPMorgan Chase	GBP	4,019	5,210,200	5,239,820	—	(29,620)
Expiring 10/04/18	JPMorgan Chase	GBP	3,978	5,153,857	5,186,365	—	(32,508)
Expiring 10/04/18	JPMorgan Chase	GBP	1,430	1,865,985	1,864,379	1,606	—
Expiring 10/04/18	JPMorgan Chase	GBP	1,292	1,682,054	1,684,461	—	(2,407)
Expiring 10/04/18	JPMorgan Chase	GBP	1,185	1,547,829	1,544,958	2,871	—
Expiring 10/04/18	JPMorgan Chase	GBP	1,137	1,480,622	1,482,377	—	(1,755)
Expiring 10/04/18	JPMorgan Chase	GBP	919	1,197,861	1,198,157	—	(296)
Expiring 10/04/18	JPMorgan Chase	GBP	817	1,060,340	1,065,173	—	(4,833)
Expiring 10/04/18	JPMorgan Chase	GBP	790	1,045,940	1,029,972	15,968	—
Canadian Dollar,
Expiring 10/04/18	Bank of America	CAD	2,115	1,634,941	1,637,662	—	(2,721)
Expiring 10/04/18	Citigroup Global Markets	CAD	1,725	1,311,970	1,335,682	—	(23,712)
Expiring 10/04/18	Citigroup Global Markets	CAD	812	625,993	628,739	—	(2,746)
Expiring 10/04/18	Citigroup Global Markets	CAD	745	573,198	576,860	—	(3,662)
Expiring 10/04/18	JPMorgan Chase	CAD	40,132	30,778,009	31,074,537	—	(296,528)
Expiring 10/04/18	JPMorgan Chase	CAD	6,244	4,786,295	4,834,780	—	(48,485)
Expiring 10/04/18	JPMorgan Chase	CAD	4,750	3,642,867	3,677,964	—	(35,097)
Expiring 10/04/18	JPMorgan Chase	CAD	1,969	1,526,817	1,524,613	2,204	—
Expiring 10/04/18	JPMorgan Chase	CAD	820	631,262	634,933	—	(3,671)
Expiring 10/04/18	JPMorgan Chase	CAD	812	622,652	628,739	—	(6,087)
Expiring 10/04/18	JPMorgan Chase	CAD	590	457,634	456,842	792	—
Expiring 11/05/18	JPMorgan Chase	CAD	2,370	1,834,458	1,836,382	—	(1,924)
Expiring 11/05/18	JPMorgan Chase	CAD	719	554,302	557,113	—	(2,811)

A1362

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 11/05/18	JPMorgan Chase	CAD	719	$552,812	$557,113	$—	$(4,301)
Expiring 11/05/18	JPMorgan Chase	CAD	719	551,824	557,113	—	(5,289)
Chilean Peso,
Expiring 10/04/18	Citigroup Global Markets	CLP	572,600	832,388	870,576	—	(38,188)
Expiring 10/04/18	Citigroup Global Markets	CLP	153,400	232,108	233,228	—	(1,120)
Expiring 11/05/18	Citigroup Global Markets	CLP	757,700	1,148,901	1,152,812	—	(3,911)
Chinese Renminbi,
Expiring 12/19/18	Citigroup Global Markets	CNH	61,486	8,904,175	8,904,114	61	—
Colombian Peso,
Expiring 10/04/18	Citigroup Global Markets	COP	4,863,613	1,605,497	1,641,645	—	(36,148)
Expiring 10/04/18	Citigroup Global Markets	COP	2,097,800	694,047	708,084	—	(14,037)
Expiring 11/02/18	Citigroup Global Markets	COP	891,134	298,838	300,791	—	(1,953)
Czech Koruna,
Expiring 10/04/18	Bank of America	CZK	37,992	1,710,790	1,712,336	—	(1,546)
Expiring 10/04/18	Citigroup Global Markets	CZK	10,300	462,768	464,231	—	(1,463)
Danish Krone,
Expiring 10/04/18	Citigroup Global Markets	DKK	31,678	4,943,045	4,934,597	8,448	—
Euro,
Expiring 10/04/18	Citigroup Global Markets	EUR	1,446	1,704,594	1,679,686	24,908	—
Expiring 10/04/18	Citigroup Global Markets	EUR	335	388,738	389,139	—	(401)
Expiring 10/04/18	JPMorgan Chase	EUR	312,922	363,868,841	363,492,789	376,052	—
Expiring 10/04/18	JPMorgan Chase	EUR	23,389	27,337,321	27,168,856	168,465	—
Expiring 10/04/18	JPMorgan Chase	EUR	13,301	15,505,042	15,450,552	54,490	—
Expiring 10/04/18	JPMorgan Chase	EUR	11,212	13,061,510	13,023,952	37,558	—
Expiring 10/04/18	JPMorgan Chase	EUR	11,212	13,009,795	13,023,952	—	(14,157)
Expiring 10/04/18	JPMorgan Chase	EUR	11,084	12,919,588	12,875,266	44,322	—
Expiring 10/04/18	JPMorgan Chase	EUR	6,650	7,712,138	7,724,695	—	(12,557)
Expiring 10/04/18	JPMorgan Chase	EUR	2,467	2,875,029	2,865,687	9,342	—
Expiring 10/04/18	JPMorgan Chase	EUR	2,018	2,351,156	2,344,126	7,030	—
Expiring 10/04/18	JPMorgan Chase	EUR	1,998	2,318,116	2,320,894	—	(2,778)
Expiring 10/04/18	JPMorgan Chase	EUR	1,507	1,773,531	1,750,544	22,987	—
Expiring 10/04/18	JPMorgan Chase	EUR	1,330	1,571,335	1,544,939	26,396	—
Expiring 10/04/18	JPMorgan Chase	EUR	909	1,054,287	1,055,902	—	(1,615)
Expiring 10/04/18	JPMorgan Chase	EUR	665	784,250	772,470	11,780	—
Expiring 10/04/18	JPMorgan Chase	EUR	646	760,201	750,399	9,802	—
Expiring 10/04/18	JPMorgan Chase	EUR	576	677,046	669,086	7,960	—
Expiring 10/04/18	JPMorgan Chase	EUR	532	618,501	617,976	525	—
Expiring 10/04/18	JPMorgan Chase	EUR	488	576,311	566,865	9,446	—
Expiring 10/04/18	JPMorgan Chase	EUR	488	575,363	566,865	8,498	—
Expiring 11/05/18	Bank of America	EUR	8,867	10,348,942	10,326,597	22,345	—
Expiring 11/05/18	Deutsche Bank AG	EUR	842	987,080	980,602	6,478	—
Expiring 11/05/18	JPMorgan Chase	EUR	22,168	25,858,949	25,817,073	41,876	—
Expiring 11/05/18	JPMorgan Chase	EUR	9,326	10,856,770	10,861,152	—	(4,382)
Expiring 11/05/18	JPMorgan Chase	EUR	1,520	1,775,371	1,770,208	5,163	—
Hungarian Forint,
Expiring 10/04/18	Bank of America	HUF	822,000	2,924,590	2,953,306	—	(28,716)
Expiring 10/04/18	Bank of America	HUF	190,420	691,379	684,147	7,232	—
Indian Rupee,
Expiring 10/04/18	Bank of America	INR	105,600	1,463,618	1,455,548	8,070	—
Expiring 10/04/18	Citigroup Global Markets	INR	545,421	7,689,578	7,517,863	171,715	—
Expiring 10/04/18	Deutsche Bank AG	INR	33,520	458,425	462,027	—	(3,602)
Expiring 10/04/18	JPMorgan Chase	INR	81,880	1,127,964	1,128,601	—	(637)

A1363

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 11/05/18	JPMorgan Chase	INR	570,039	$7,812,499	$7,823,972	$—	$(11,473)
Indonesian Rupiah,
Expiring 10/04/18	Citigroup Global Markets	IDR	50,054,000	3,391,330	3,356,535	34,795	—
Expiring 10/04/18	Deutsche Bank AG	IDR	13,668,000	917,131	916,553	578	—
Expiring 11/05/18	Citigroup Global Markets	IDR	19,703,000	1,311,348	1,316,049	—	(4,701)
Expiring 12/19/18	Bank of America	IDR	18,571,421	1,225,028	1,232,887	—	(7,859)
Expiring 12/19/18	Citigroup Global Markets	IDR	32,820,550	2,164,658	2,178,832	—	(14,174)
Israeli Shekel,
Expiring 10/04/18	Bank of America	ILS	7,473	2,073,856	2,055,541	18,315	—
Expiring 10/04/18	Bank of America	ILS	5,760	1,599,778	1,584,359	15,419	—
Expiring 10/04/18	Citigroup Global Markets	ILS	4,041	1,124,450	1,111,527	12,923	—
Expiring 11/05/18	Citigroup Global Markets	ILS	2,450	680,851	675,697	5,154	—
Expiring 11/05/18	Citigroup Global Markets	ILS	1,925	530,308	530,905	—	(597)
Japanese Yen,
Expiring 10/04/18	Bank of America	JPY	1,437,775	13,005,889	12,659,898	345,991	—
Expiring 10/04/18	Citigroup Global Markets	JPY	2,223,307	20,084,745	19,576,665	508,080	—
Expiring 10/04/18	Citigroup Global Markets	JPY	1,437,775	12,945,382	12,659,898	285,484	—
Expiring 10/04/18	Citigroup Global Markets	JPY	215,700	1,945,600	1,899,282	46,318	—
Expiring 10/04/18	Deutsche Bank AG	JPY	36,772,171	332,163,597	323,786,362	8,377,235	—
Expiring 10/04/18	JPMorgan Chase	JPY	1,437,775	13,005,512	12,659,898	345,614	—
Expiring 10/04/18	JPMorgan Chase	JPY	575,110	5,188,791	5,063,959	124,832	—
Expiring 10/04/18	JPMorgan Chase	JPY	111,400	1,004,872	980,899	23,973	—
Expiring 10/04/18	JPMorgan Chase	JPY	62,858	558,148	553,477	4,671	—
Expiring 11/05/18	Citigroup Global Markets	JPY	77,300	685,261	682,269	2,992	—
Expiring 11/05/18	Deutsche Bank AG	JPY	370,313	3,274,507	3,268,475	6,032	—
Expiring 11/05/18	JPMorgan Chase	JPY	62,953	556,286	555,639	647	—
Mexican Peso,
Expiring 10/04/18	Bank of America	MXN	48,475	2,560,155	2,587,555	—	(27,400)
Expiring 10/04/18	Citigroup Global Markets	MXN	50,170	2,607,004	2,678,033	—	(71,029)
Expiring 10/04/18	Citigroup Global Markets	MXN	50,170	2,603,392	2,678,033	—	(74,641)
Expiring 10/04/18	Citigroup Global Markets	MXN	48,475	2,561,276	2,587,555	—	(26,279)
Expiring 10/04/18	Citigroup Global Markets	MXN	48,475	2,558,993	2,587,555	—	(28,562)
Expiring 10/04/18	Deutsche Bank AG	MXN	50,170	2,625,946	2,678,033	—	(52,087)
Expiring 10/04/18	Deutsche Bank AG	MXN	50,170	2,618,292	2,678,033	—	(59,741)
Expiring 10/04/18	Deutsche Bank AG	MXN	48,475	2,562,930	2,587,555	—	(24,625)
Expiring 10/04/18	Deutsche Bank AG	MXN	8,940	460,163	477,210	—	(17,047)
Expiring 10/04/18	JPMorgan Chase	MXN	519,112	27,006,602	27,709,767	—	(703,165)
Expiring 10/04/18	JPMorgan Chase	MXN	11,950	632,331	637,881	—	(5,550)
New Taiwanese Dollar,
Expiring 10/04/18	JPMorgan Chase	TWD	99,715	3,252,601	3,267,116	—	(14,515)
New Zealand Dollar,
Expiring 10/04/18	Citigroup Global Markets	NZD	39,640	26,230,133	26,276,272	—	(46,139)
Expiring 10/04/18	Citigroup Global Markets	NZD	1,165	772,460	772,246	214	—
Expiring 10/04/18	Citigroup Global Markets	NZD	1,035	675,004	686,073	—	(11,069)
Expiring 10/04/18	JPMorgan Chase	NZD	1,860	1,245,458	1,232,943	12,515	—
Expiring 10/04/18	JPMorgan Chase	NZD	1,855	1,221,531	1,229,629	—	(8,098)
Expiring 10/04/18	JPMorgan Chase	NZD	1,730	1,144,732	1,146,769	—	(2,037)
Norwegian Krone,
Expiring 10/04/18	Citigroup Global Markets	NOK	14,470	1,765,970	1,778,356	—	(12,386)
Expiring 10/04/18	Citigroup Global Markets	NOK	3,830	461,654	470,705	—	(9,051)
Expiring 10/04/18	JPMorgan Chase	NOK	76,017	9,075,554	9,342,456	—	(266,902)
Expiring 10/04/18	JPMorgan Chase	NOK	16,890	2,021,597	2,075,773	—	(54,176)

A1364

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/04/18	JPMorgan Chase	NOK	14,290	$1,714,797	$1,756,235	$—	$(41,438)
Expiring 10/04/18	JPMorgan Chase	NOK	13,570	1,624,018	1,667,747	—	(43,729)
Expiring 10/04/18	JPMorgan Chase	NOK	13,068	1,554,796	1,606,051	—	(51,255)
Expiring 10/04/18	JPMorgan Chase	NOK	8,190	1,005,480	1,006,547	—	(1,067)
Expiring 10/04/18	JPMorgan Chase	NOK	8,186	1,006,795	1,006,055	740	—
Expiring 10/04/18	JPMorgan Chase	NOK	7,434	913,704	913,635	69	—
Expiring 10/04/18	JPMorgan Chase	NOK	6,469	797,300	795,037	2,263	—
Expiring 10/04/18	JPMorgan Chase	NOK	6,469	779,266	795,037	—	(15,771)
Expiring 10/04/18	JPMorgan Chase	NOK	6,463	790,030	794,300	—	(4,270)
Expiring 10/04/18	JPMorgan Chase	NOK	5,596	685,336	687,746	—	(2,410)
Expiring 10/04/18	JPMorgan Chase	NOK	5,387	648,381	662,060	—	(13,679)
Expiring 10/04/18	JPMorgan Chase	NOK	5,387	647,058	662,060	—	(15,002)
Expiring 10/04/18	JPMorgan Chase	NOK	5,240	627,417	643,993	—	(16,576)
Expiring 10/04/18	JPMorgan Chase	NOK	5,171	627,444	635,513	—	(8,069)
Expiring 10/04/18	JPMorgan Chase	NOK	5,170	619,237	635,390	—	(16,153)
Expiring 10/04/18	JPMorgan Chase	NOK	5,165	627,510	634,776	—	(7,266)
Expiring 10/04/18	JPMorgan Chase	NOK	5,165	626,494	634,776	—	(8,282)
Expiring 10/04/18	JPMorgan Chase	NOK	4,956	608,707	609,090	—	(383)
Expiring 10/04/18	JPMorgan Chase	NOK	4,740	584,256	582,544	1,712	—
Expiring 10/04/18	JPMorgan Chase	NOK	4,739	582,562	582,421	141	—
Expiring 10/04/18	JPMorgan Chase	NOK	4,735	581,046	581,929	—	(883)
Expiring 10/04/18	JPMorgan Chase	NOK	4,735	580,386	581,929	—	(1,543)
Expiring 10/04/18	JPMorgan Chase	NOK	4,305	529,370	529,082	288	—
Expiring 10/04/18	JPMorgan Chase	NOK	2,370	287,946	291,272	—	(3,326)
Expiring 11/05/18	JPMorgan Chase	NOK	6,032	743,813	742,309	1,504	—
Expiring 11/05/18	JPMorgan Chase	NOK	4,740	581,320	583,313	—	(1,993)
Peruvian Nuevo Sol,
Expiring 10/04/18	Citigroup Global Markets	PEN	11,795	3,579,449	3,569,052	10,397	—
Polish Zloty,
Expiring 10/04/18	Bank of America	PLN	15,052	4,061,226	4,083,202	—	(21,976)
Expiring 10/04/18	Citigroup Global Markets	PLN	4,590	1,234,073	1,245,143	—	(11,070)
Expiring 10/04/18	Citigroup Global Markets	PLN	3,725	1,022,411	1,010,492	11,919	—
Expiring 10/04/18	Citigroup Global Markets	PLN	2,110	568,473	572,386	—	(3,913)
Expiring 10/04/18	JPMorgan Chase	PLN	28,255	7,623,800	7,664,821	—	(41,021)
Russian Ruble,
Expiring 10/04/18	Bank of America	RUB	448,396	6,629,889	6,840,251	—	(210,362)
Expiring 10/04/18	Bank of America	RUB	174,118	2,620,878	2,656,159	—	(35,281)
Expiring 10/04/18	Citigroup Global Markets	RUB	174,118	2,616,349	2,656,159	—	(39,810)
Expiring 10/04/18	Citigroup Global Markets	RUB	35,360	529,341	539,414	—	(10,073)
Expiring 10/04/18	JPMorgan Chase	RUB	174,118	2,604,608	2,656,159	—	(51,551)
Expiring 10/04/18	JPMorgan Chase	RUB	173,510	2,502,849	2,646,884	—	(144,035)
Expiring 10/04/18	JPMorgan Chase	RUB	91,610	1,354,187	1,397,505	—	(43,318)
Singapore Dollar,
Expiring 10/04/18	Bank of America	SGD	3,535	2,578,165	2,586,218	—	(8,053)
Expiring 10/04/18	Citigroup Global Markets	SGD	640	464,839	468,226	—	(3,387)
Expiring 10/04/18	Deutsche Bank AG	SGD	4,112	2,999,319	3,008,354	—	(9,035)
South African Rand,
Expiring 10/04/18	Bank of America	ZAR	78,480	5,339,756	5,545,161	—	(205,405)
Expiring 10/04/18	Bank of America	ZAR	39,788	2,604,116	2,811,301	—	(207,185)
Expiring 10/04/18	Bank of America	ZAR	39,788	2,588,037	2,811,301	—	(223,264)
Expiring 10/04/18	Bank of America	ZAR	38,950	2,589,588	2,752,090	—	(162,502)
Expiring 10/04/18	Bank of America	ZAR	38,950	2,578,587	2,752,090	—	(173,503)

A1365

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 10/04/18	Bank of America	ZAR	38,200	$2,587,256	$2,699,098	$—	$(111,842)
Expiring 10/04/18	Bank of America	ZAR	18,678	1,196,223	1,319,732	—	(123,509)
Expiring 10/04/18	Bank of America	ZAR	18,678	1,195,071	1,319,732	—	(124,661)
Expiring 10/04/18	Bank of America	ZAR	11,200	749,014	791,358	—	(42,344)
Expiring 10/04/18	Bank of America	ZAR	10,870	729,650	768,042	—	(38,392)
Expiring 10/04/18	Bank of America	ZAR	10,870	728,696	768,042	—	(39,346)
Expiring 10/04/18	Bank of America	ZAR	10,370	675,166	732,713	—	(57,547)
Expiring 10/04/18	Bank of America	ZAR	8,905	615,967	629,201	—	(13,234)
Expiring 10/04/18	Bank of America	ZAR	8,905	615,534	629,201	—	(13,667)
Expiring 10/04/18	Citigroup Global Markets	ZAR	37,466	2,628,713	2,647,235	—	(18,522)
Expiring 10/04/18	Citigroup Global Markets	ZAR	37,466	2,615,391	2,647,235	—	(31,844)
Expiring 10/04/18	Citigroup Global Markets	ZAR	37,466	2,594,569	2,647,235	—	(52,666)
Expiring 10/04/18	JPMorgan Chase	ZAR	38,950	2,598,073	2,752,090	—	(154,017)
Expiring 10/04/18	JPMorgan Chase	ZAR	37,466	2,633,890	2,647,235	—	(13,345)
Expiring 10/04/18	JPMorgan Chase	ZAR	37,466	2,514,370	2,647,235	—	(132,865)
Expiring 10/04/18	JPMorgan Chase	ZAR	5,250	370,626	370,949	—	(323)
Expiring 10/04/18	JPMorgan Chase	ZAR	2,625	185,339	185,475	—	(136)
Expiring 11/05/18	JPMorgan Chase	ZAR	35,948	2,539,992	2,528,904	11,088	—
South Korean Won,
Expiring 10/04/18	Bank of America	KRW	516,410	461,369	465,608	—	(4,239)
Expiring 10/04/18	Citigroup Global Markets	KRW	102,230	91,195	92,173	—	(978)
Expiring 10/04/18	JPMorgan Chase	KRW	29,953,083	26,913,233	27,006,413	—	(93,180)
Expiring 10/04/18	JPMorgan Chase	KRW	1,980,379	1,777,719	1,785,557	—	(7,838)
Expiring 10/04/18	JPMorgan Chase	KRW	1,115,110	1,003,122	1,005,410	—	(2,288)
Expiring 11/05/18	JPMorgan Chase	KRW	31,140,682	28,029,164	28,096,771	—	(67,607)
Swedish Krona,
Expiring 10/04/18	Bank of America	SEK	64,702	7,088,494	7,283,856	—	(195,362)
Expiring 10/04/18	Citigroup Global Markets	SEK	30,437	3,336,515	3,426,458	—	(89,943)
Expiring 10/04/18	JPMorgan Chase	SEK	16,650	1,834,765	1,874,381	—	(39,616)
Expiring 10/04/18	JPMorgan Chase	SEK	16,258	1,809,855	1,830,251	—	(20,396)
Expiring 10/04/18	JPMorgan Chase	SEK	11,150	1,233,534	1,255,216	—	(21,682)
Expiring 10/04/18	JPMorgan Chase	SEK	11,110	1,264,121	1,250,713	13,408	—
Expiring 10/04/18	JPMorgan Chase	SEK	9,970	1,094,200	1,122,378	—	(28,178)
Expiring 10/04/18	JPMorgan Chase	SEK	9,290	1,052,773	1,045,825	6,948	—
Expiring 10/04/18	JPMorgan Chase	SEK	8,129	917,869	915,125	2,744	—
Expiring 10/04/18	JPMorgan Chase	SEK	7,434	848,536	836,885	11,651	—
Expiring 10/04/18	JPMorgan Chase	SEK	6,968	777,840	784,426	—	(6,586)
Expiring 10/04/18	JPMorgan Chase	SEK	6,504	740,953	732,191	8,762	—
Expiring 11/05/18	Bank of America	SEK	13,388	1,520,724	1,511,204	9,520	—
Expiring 11/05/18	JPMorgan Chase	SEK	6,040	687,535	681,780	5,755	—
Expiring 11/05/18	JPMorgan Chase	SEK	4,020	457,241	453,768	3,473	—
Swiss Franc,
Expiring 10/04/18	Bank of America	CHF	10,798	11,168,227	11,008,714	159,513	—
Expiring 11/05/18	JPMorgan Chase	CHF	544	559,566	556,253	3,313	—
Thai Baht,
Expiring 10/04/18	JPMorgan Chase	THB	243,480	7,449,289	7,530,178	—	(80,889)
Expiring 10/04/18	JPMorgan Chase	THB	49,960	1,522,428	1,545,127	—	(22,699)
Turkish Lira,
Expiring 10/04/18	JPMorgan Chase	TRY	17,030	2,612,180	2,810,538	—	(198,358)
Expiring 10/04/18	JPMorgan Chase	TRY	8,246	1,273,456	1,360,874	—	(87,418)
Expiring 10/04/18	JPMorgan Chase	TRY	8,246	1,269,492	1,360,874	—	(91,382)
Expiring 10/11/18	Citigroup Global Markets	TRY	7,913	1,308,323	1,299,851	8,472	—

A1366

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/11/18	JPMorgan Chase	TRY	7,913	$1,308,691	$1,299,851	$8,840	$—

				$1,605,545,464	$1,600,974,315	12,009,471	(7,438,322)

						$17,520,603	$(10,568,432)

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	7,495	03/20/24	2.480%(S)	6 Month BBSW(1)(S)	$14,006	$17,690	$3,684
CAD	9,810	03/20/23	2.620%(S)	3 Month CDOR(1)(S)	10,683	37,848	27,165
CAD	7,050	03/20/24	2.670%(S)	3 Month CDOR(1)(S)	6,337	24,318	17,981
CAD	7,160	03/22/28	2.810%(S)	3 Month CDOR(1)(S)	11,536	26,986	15,450
CAD	3,318	03/20/29	2.781%(S)	3 Month CDOR(1)(S)	4,609	18,767	14,158
EUR	5,925	03/20/23	0.790%(A)	6 Month EURIBOR(2)(S)	(28,187)	48,673	76,860
EUR	8,765	03/20/24	0.460%(A)	6 Month EURIBOR(2)(S)	(11,584)	(33,744)	(22,160)
EUR	1,980	03/20/29	1.063%(A)	6 Month EURIBOR(2)(S)	(1,446)	(5,994)	(4,548)
GBP	5,360	03/20/23	1.478%(S)	6 Month GBP LIBOR(1)(S)	14,323	19,107	4,784
GBP	4,014	03/20/24	1.450%(S)	6 Month GBP LIBOR(1)(S)	7,991	18,755	10,764
GBP	3,755	03/22/28	1.770%(S)	6 Month GBP LIBOR(1)(S)	14,522	20,039	5,517
GBP	1,845	03/20/29	1.656%(S)	6 Month GBP LIBOR(1)(S)	2,461	11,222	8,761
JPY	806,535	03/20/23	0.210%(S)	6 Month JPY LIBOR(1)(S)	2,212	(7,449)	(9,661)
JPY	253,420	03/21/29	0.406%(S)	6 Month JPY LIBOR(1)(S)	(2,859)	1,098	3,957
NOK	60,450	03/20/23	2.059%(A)	6 Month NIBOR(2)(S)	(22,759)	(24,719)	(1,960)
NOK	88,940	03/20/24	2.050%(A)	6 Month NIBOR(2)(S)	(25,246)	(28,564)	(3,318)
NOK	45,835	09/20/28	2.700%(A)	6 Month NIBOR(1)(S)	—	(9,392)	(9,392)
NOK	20,970	03/20/29	2.344%(A)	6 Month NIBOR(2)(S)	(5,836)	(7,577)	(1,741)
NZD	19,810	12/20/21	2.900%(S)	3 Month BBR(2)(Q)	36,266	153,111	116,845
NZD	275,540	09/16/22	2.900%(S)	3 Month BBR(2)(Q)	640,577	1,392,007	751,430
NZD	10,905	03/20/23	3.160%(S)	3 Month BBR(2)(Q)	812	135,386	134,574
NZD	16,109	03/20/24	2.430%(S)	3 Month BBR(2)(Q)	(24,499)	(34,011)	(9,512)
NZD	3,907	03/20/29	2.938%(S)	3 Month BBR(2)(Q)	(3,474)	(8,934)	(5,460)
SEK	58,655	03/20/23	1.130%(A)	3 Month STIBOR(2)(Q)	(22,539)	58,795	81,334
SEK	91,610	03/20/24	0.690%(A)	3 Month STIBOR(2)(Q)	(11,674)	(51,598)	(39,924)

A1367

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest rate swap agreements outstanding at September 30, 2018 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
SEK	20,920	03/20/29	1.344%(A)	3 Month	$(1,853)	$(8,636)	$(6,783)
				STIBOR(2)(Q)
	131,460	06/21/21	3.124%(S)	3 Month	—	(128,468)	(128,468)
				LIBOR(2)(Q)
	131,455	06/21/21	3.082%(S)	3 Month	—	(233,258)	(233,258)
				LIBOR(2)(Q)
	130,925	06/21/21	3.030%(S)	3 Month	122,076	(363,094)	(485,170)
				LIBOR(2)(Q)
	140,100	09/16/22	2.930%(S)	3 Month	(66,183)	(547,726)	(481,543)
				LIBOR(2)(Q)
	8,035	03/20/23	2.680%(S)	3 Month	16,869	102,852	85,983
				LIBOR(1)(Q)
	5,516	03/20/24	3.040%(S)	3 Month	9,645	19,733	10,088
				LIBOR(1)(Q)
	5,875	03/15/28	2.870%(S)	3 Month	12,085	67,211	55,126
				LIBOR(1)(Q)
	2,625	03/20/29	3.094%(S)	3 Month	4,337	12,559	8,222
				LIBOR(1)(Q)
	29,580	06/19/29	3.215%(S)	3 Month	—	(142,067)	(142,067)
				LIBOR(1)(Q)
	29,580	06/19/29	3.186%(S)	3 Month	—	(69,307)	(69,307)
				LIBOR(1)(Q)
	29,400	06/19/29	3.120%(S)	3 Month	(157,200)	97,521	254,721
				LIBOR(1)(Q)
	31,015	09/16/30	3.010%(S)	3 Month	32,867	391,390	358,523
				LIBOR(1)(Q)
	13,750	11/16/43	3.030%(S)	3 Month	40,912	(277,774)	(318,686)
				LIBOR(2)(Q)
	14,240	02/15/44	3.020%(S)	3 Month	(99,928)	(336,173)	(236,245)
				LIBOR(2)(Q)
	10,200	02/15/46	2.515%(S)	3 Month	—	1,200,331	1,200,331
				LIBOR(1)(Q)
ZAR	615,705	09/18/20	7.710%(Q)	3 Month	(117,691)	(21,573)	96,118
				JIBAR(2)(Q)

					$402,168	$1,535,341	$1,133,173

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley	$ —	$ 6,602,721
Goldman Sachs &
Co.	49,742	11,691,129

Total	$49,742	$18,293,850

A1368

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$52,830,516	$—
Consumer Loans	—	22,137,944	—
Credit Cards	—	9,925,456	—
Commercial Mortgage-Backed Securities	—	27,555,501	—
Corporate Bonds
Belgium	—	6,373,884	—
Brazil	—	9,783,601	—
Canada	—	6,901,124	—
Denmark	—	7,902,633	—
France	—	56,048,913	—
Germany	—	30,712,461	—
Hong Kong	—	2,467,518	—
Ireland	—	2,415,368	—
Italy	—	13,540,329	—
Mexico	—	3,065,495	—
Netherlands	—	23,651,924	—
Spain	—	10,418,841	—
Sweden	—	7,042,389	—
Switzerland	—	6,945,222	—
United Kingdom	—	55,849,375	—
United States	—	419,695,282	—
Commercial Paper	—	40,369,572	—
Municipal Bonds	—	9,869,503	—
Sovereign Bonds	—	858,828,414	—
U.S. Government Agency Obligations	—	189,000,806	—
U.S. Treasury Obligations	—	82,893,737	—
Unaffiliated Fund	79,921,331	—	—
Affiliated Mutual Fund	24,245,292	—	—
Options Purchased	—	3,991	—
Other Financial Instruments*
Futures Contracts	(2,669,664)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	6,952,171	—
Centrally Cleared Interest Rate Swap Agreements	—	1,133,173	—

Total	$101,496,959	$1,964,315,143	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1369

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2018 were as follows:

Sovereign Bonds	42.3%
Banks	9.7
U.S. Government Agency Obligations	9.3
U.S. Treasury Obligations	4.1
Auto Manufacturers	4.0
Unaffiliated Fund	3.9
Electric	3.1
Automobiles	2.6
Media	2.4
Diversified Financial Services	2.2
Commercial Paper	2.0
Pipelines	1.9
Agriculture	1.7
Oil & Gas	1.4
Commercial Mortgage-Backed Securities	1.4
Insurance	1.3
Telecommunications	1.3
Affiliated Mutual Fund (1.2% represents investments purchased with collateral from securities on loan)	1.2
Consumer Loans	1.1
Healthcare-Services	1.1

Software	0.7%
Pharmaceuticals	0.5
Credit Cards	0.5
Municipal Bonds	0.5
Beverages	0.3
Trucking & Leasing	0.3
Biotechnology	0.3
Semiconductors	0.2
Foods	0.1
Holding Companies-Diversified	0.1
Miscellaneous Manufacturing	0.1
Options Purchased	0.0 *

101.6
Liabilities in excess of other assets	(1.6)

100.0%

* Less than +/- 0.05%

A1370

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.8%
COMMON STOCKS — 85.6%
Aerospace & Defense — 1.9%
Astronics Corp.*	33,913	$1,475,216
BWX Technologies, Inc.	33,986	2,125,484
Cobham PLC (United Kingdom)*	1,261,586	1,916,581
Cubic Corp.	38,315	2,798,911
General Dynamics Corp.	42,189	8,636,932
Leonardo SpA (Italy)	214,515	2,579,740
Lockheed Martin Corp.(k)	28,457	9,844,984
Moog, Inc. (Class A Stock)	35,726	3,071,364
QinetiQ Group PLC (United Kingdom)	290,009	1,082,426
Safran SA (France)	28,801	4,036,179
Ultra Electronics Holdings PLC (United Kingdom)	82,794	1,716,119

		39,283,936

Air Freight & Logistics — 0.9%
Deutsche Post AG (Germany)	35,749	1,272,767
Expeditors International of Washington, Inc.	63,081	4,638,346
Forward Air Corp.	39,830	2,855,811
United Parcel Service, Inc. (Class B Stock)	96,449	11,260,421

		20,027,345

Airlines — 0.2%
Hawaiian Holdings, Inc.	66,421	2,663,482
JetBlue Airways Corp.*	69,961	1,354,445

		4,017,927

Auto Components — 0.4%
Cooper Tire & Rubber Co.(a)	39,700	1,123,509
Gentherm, Inc.*	57,110	2,595,650
Sumitomo Electric Industries Ltd. (Japan)	104,000	1,630,712
Toyo Tire & Rubber Co. Ltd. (Japan)	159,660	2,870,471

		8,220,342

Automobiles — 0.1%
Ferrari NV (Italy)	8,900	1,219,256

Banks — 6.9%
1st Source Corp.	37,920	1,995,350
Banc of California, Inc.(a)	172,240	3,255,335
Bank of America Corp.	122,038	3,595,239
Bank of Ireland Group PLC (Ireland)	289,566	2,206,751
Bank OZK	76,345	2,898,056
BNP Paribas SA (France)	73,191	4,482,091
China Construction Bank Corp. (China) (Class H Stock)	2,872,000	2,507,376
FCB Financial Holdings, Inc. (Class A Stock)*	25,990	1,231,925
First Citizens BancShares, Inc. (Class A Stock)	6,621	2,994,546
First Midwest Bancorp, Inc.(a)	125,100	3,326,409
First Republic Bank(a)	51,562	4,949,951
Great Western Bancorp, Inc.(a)	76,440	3,225,004
Hancock Whitney Corp.	78,850	3,749,318
HDFC Bank Ltd. (India)	56,782	1,572,524
HDFC Bank Ltd. (India), ADR	15,869	1,493,273
Huntington Bancshares, Inc.	181,474	2,707,592
ICICI Bank Ltd. (India)	554,826	2,337,773
ICICI Bank Ltd. (India), ADR	34,288	291,105
IndusInd Bank Ltd. (India)	50,724	1,182,505

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
ING Groep NV (Netherlands)	145,595	$1,886,555
International Bancshares Corp.	81,191	3,653,595
Intesa Sanpaolo SpA (Italy)	476,662	1,215,650
JPMorgan Chase & Co.(k)	125,148	14,121,700
KeyCorp.	143,822	2,860,620
M&T Bank Corp.	113,526	18,679,568
MB Financial, Inc.	74,980	3,457,328
Mitsubishi UFJ Financial Group, Inc. (Japan)	666,900	4,144,496
Nordea Bank AB (Sweden)	220,664	2,404,065
PNC Financial Services Group, Inc. (The)	192,756	26,251,440
Resona Holdings, Inc. (Japan)	248,200	1,389,419
Sberbank of Russia PJSC (Russia)	252,245	783,102
Union Bankshares Corp.(a)	72,320	2,786,490
Webster Financial Corp.	51,635	3,044,400
Wells Fargo & Co.(k)	181,622	9,546,052

		146,226,603

Beverages — 2.1%
Anheuser-Busch InBev SA/NV (Belgium)	16,188	1,414,704
C&C Group PLC (Ireland)	645,545	2,487,723
Coca-Cola Co. (The)	282,157	13,032,832
Diageo PLC (United Kingdom)	387,340	13,710,920
Heineken NV (Netherlands)	14,105	1,320,740
PepsiCo, Inc.	102,955	11,510,369
Treasury Wine Estates Ltd. (Australia)	123,532	1,559,964

		45,037,252

Biotechnology — 0.1%
Exact Sciences Corp.*(a)	32,974	2,602,308

Building Products — 1.0%
American Woodmark Corp.*	36,750	2,883,038
Cie de Saint-Gobain (France)	78,320	3,377,127
Lennox International, Inc.(a)	55,870	12,202,008
Tyman PLC (United Kingdom)	776,508	3,534,629

		21,996,802

Capital Markets — 1.6%
Ares Capital Corp.	98,445	1,692,270
Banca Generali SpA (Italy)	50,656	1,306,340
BlackRock, Inc.	14,255	6,718,809
FactSet Research Systems, Inc.(a)	32,250	7,214,648
Intercontinental Exchange, Inc.	63,245	4,736,418
Moody’s Corp.	16,588	2,773,514
Raymond James Financial, Inc.(a)	23,547	2,167,501
Solar Capital Ltd.	75,857	1,621,823
TD Ameritrade Holding Corp.(k)	75,488	3,988,031
UBS Group AG (Switzerland)*	87,290	1,371,757

		33,591,111

Chemicals — 2.3%
DowDuPont, Inc.	177,092	11,388,787
LyondellBasell Industries NV (Class A Stock)	17,189	1,762,044
Mosaic Co. (The)	51,198	1,662,911
Nutrien Ltd. (Canada)	27,024	1,559,285
Orion Engineered Carbons SA (Luxembourg)	145,280	4,663,487
Praxair, Inc.	67,142	10,791,734

A1371

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Sensient Technologies Corp.	38,815	$ 2,969,736
Sherwin-Williams Co. (The)	15,093	6,870,485
Shin-Etsu Chemical Co. Ltd. (Japan)	32,900	2,914,943
Stepan Co.	20,500	1,783,705
Yara International ASA (Norway)	45,288	2,214,983

		48,582,100

Commercial Services & Supplies — 2.2%
ACCO Brands Corp.	234,665	2,651,715
ADT, Inc.(a)	553,692	5,199,168
Cimpress NV (Netherlands)*(a)	18,368	2,509,252
Cintas Corp.	53,271	10,537,537
Clean Harbors, Inc.*	124,921	8,941,845
Matthews International Corp. (Class A Stock)	47,445	2,379,367
Serco Group PLC (United Kingdom)*	346,159	440,624
Steelcase, Inc. (Class A Stock)	143,330	2,651,605
UniFirst Corp.	23,810	4,134,607
Waste Connections, Inc.	74,629	5,953,155

		45,398,875

Communications Equipment — 1.2%
Cisco Systems, Inc.	226,469	11,017,717
Motorola Solutions, Inc.	100,837	13,122,927
Nokia OYJ (Finland)	313,399	1,738,510

		25,879,154

Construction & Engineering — 0.5%
Primoris Services Corp.	42,440	1,053,361
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	792,500	905,439
Vinci SA (France)	89,040	8,473,412

		10,432,212

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	392,500	2,365,535
China Resources Cement Holdings Ltd. (China)	835,794	973,190
CRH PLC (Ireland)	61,048	1,996,070
Vulcan Materials Co.(a)	16,213	1,802,886

		7,137,681

Consumer Finance — 1.3%
American Express Co.	180,719	19,244,766
Credit Acceptance Corp.*(a)	19,312	8,460,008

		27,704,774

Containers & Packaging — 1.8%
Ball Corp.(a)	327,050	14,386,930
Greif, Inc. (Class A Stock)	64,370	3,454,094
International Paper Co.(a)	64,927	3,191,162
Packaging Corp. of America	61,015	6,692,735
Sealed Air Corp.	59,180	2,376,077
Silgan Holdings, Inc.	115,921	3,222,604
Vidrala SA (Spain)	46,102	4,320,005

		37,643,607

Diversified Financial Services — 0.7%
Ackermans & van Haaren NV (Belgium)	10,501	1,826,465

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Berkshire Hathaway, Inc. (Class B Stock)*	38,533	$8,250,301
Cerved Group SpA (Italy)	398,988	4,289,505

		14,366,271

Diversified Telecommunication Services — 1.0%
BT Group PLC (United Kingdom)	462,725	1,357,827
China Telecom Corp. Ltd. (China) (Class H Stock)	3,178,000	1,579,965
Hellenic Telecommunications Organization SA (Greece)	93,178	1,139,447
Nippon Telegraph & Telephone Corp. (Japan)	109,255	4,913,956
Telenor ASA (Norway)	67,000	1,306,319
Verizon Communications, Inc.	203,906	10,886,541

		21,184,055

Electric Utilities — 0.8%
Avangrid, Inc.(a)	119,655	5,735,064
Edison International	75,276	5,094,680
EDP - Energias de Portugal SA (Portugal)	355,188	1,309,166
OGE Energy Corp.	73,912	2,684,484
SSE PLC (United Kingdom)	73,825	1,102,084

		15,925,478

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	61,698	1,458,830
AMETEK, Inc.	61,076	4,832,333
Eaton Corp. PLC.	29,361	2,546,480
Thermon Group Holdings, Inc.*	126,334	3,256,891

		12,094,534

Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc.(a)	76,845	5,487,501
CTS Corp.	71,910	2,466,513
Keysight Technologies, Inc.*	69,200	4,586,576
ScanSource, Inc.*	38,460	1,534,554
Zebra Technologies Corp. (Class A Stock)*	13,049	2,307,455

		16,382,599

Energy Equipment & Services — 0.6%
Era Group, Inc.*	54,930	678,386
Schlumberger Ltd.	128,355	7,819,387
SEACOR Holdings, Inc.*	38,490	1,901,791
SEACOR Marine Holdings, Inc.*	66,926	1,514,535

		11,914,099

Equity Real Estate Investment Trusts (REITs) — 4.5%
Alexander & Baldwin, Inc.	144,560	3,280,066
American Tower Corp.	189,377	27,516,478
Brixmor Property Group, Inc.	280,209	4,906,460
Corporate Office Properties Trust	99,340	2,963,312
Crown Castle International Corp.	109,804	12,224,479
DiamondRock Hospitality Co.	137,570	1,605,442
Hibernia REIT PLC (Ireland)	880,359	1,452,185
Park Hotels & Resorts, Inc.(a)	54,552	1,790,397
Physicians Realty Trust	214,290	3,612,929
PotlatchDeltic Corp.	96,978	3,971,249
Public Storage	99,618	20,085,977
Ramco-Gershenson Properties Trust(a)	273,540	3,720,144
STORE Capital Corp.	116,085	3,226,002

A1372

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Summit Hotel Properties, Inc.(a)	126,591	$1,712,776
Unibail-Rodamco-Westfield (France)	7,837	1,577,348
Weyerhaeuser Co.	36,442	1,175,983

		94,821,227

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	66,236	15,557,512
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	68,765	2,820,412

		18,377,924

Food Products — 2.1%
Archer-Daniels-Midland Co.	96,809	4,866,588
CJ CheilJedang Corp. (South Korea)	14,155	4,255,762
Conagra Brands, Inc.	61,651	2,094,284
Cranswick PLC (United Kingdom)	194,667	8,610,661
Ebro Foods SA (Spain)	94,338	2,059,530
Hershey Co. (The)(a)	40,082	4,088,363
Hormel Foods Corp.(a)	79,287	3,123,908
Ingredion, Inc.	27,753	2,912,955
Mondelez International, Inc. (Class A Stock)	216,810	9,314,158
Post Holdings, Inc.*	30,180	2,958,847

		44,285,056

Gas Utilities — 0.7%
New Jersey Resources Corp.	26,690	1,230,409
Rubis SCA (France)	89,642	4,858,871
Spire, Inc.	21,885	1,609,642
UGI Corp.	142,306	7,895,137

		15,594,059

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	48,844	3,583,196
Baxter International, Inc.	52,825	4,072,279
Haemonetics Corp.*	4,290	491,548
Hologic, Inc.*(a)	80,419	3,295,571
Insulet Corp.*(a)	35,493	3,760,483
Koninklijke Philips NV (Netherlands)	52,211	2,373,400
Medtronic PLC.	281,988	27,739,160
Natus Medical, Inc.*	34,310	1,223,152
Nipro Corp. (Japan)	134,600	1,840,940
Smith & Nephew PLC (United Kingdom)	120,960	2,206,190
STERIS PLC.	130,643	14,945,559

		65,531,478

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	44,386	4,093,277
AMN Healthcare Services, Inc.*(a)	26,870	1,469,789
Envision Healthcare Corp.*	79,917	3,654,604
HCA Healthcare, Inc.	77,835	10,828,405
Laboratory Corp. of America Holdings*	41,755	7,252,008
McKesson Corp.	8,146	1,080,567
Quest Diagnostics, Inc.	24,014	2,591,351
UnitedHealth Group, Inc.	41,755	11,108,500
Universal Health Services, Inc. (Class B Stock)	37,820	4,834,909

		46,913,410

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	264,184	3,764,621

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 1.8%
Choice Hotels International, Inc.	108,284	$9,020,057
Compass Group PLC (United Kingdom)	85,426	1,897,786
Elior Group SA (France), 144A	88,915	1,376,519
Hilton Worldwide Holdings, Inc.	49,423	3,992,390
Marriott Vacations Worldwide Corp.	19,148	2,139,789
McDonald’s Corp.	93,993	15,724,089
OPAP SA (Greece)	66,312	694,223
Sands China Ltd. (Macau)	511,600	2,314,311

		37,159,164

Household Durables — 1.1%
Cairn Homes PLC (Ireland)*	860,207	1,468,004
Glenveagh Properties PLC (Ireland), 144A*	1,421,832	1,605,636
Helen of Troy Ltd.*	13,760	1,801,183
Neinor Homes SA (Spain), 144A*	61,297	1,112,521
Newell Brands, Inc.(a)	197,156	4,002,267
NVR, Inc.*	4,005	9,895,554
Toll Brothers, Inc.	57,362	1,894,667
TRI Pointe Group, Inc.*(a)	199,720	2,476,528

		24,256,360

Household Products — 0.7%
Colgate-Palmolive Co.	192,631	12,896,645
Spectrum Brands Holdings, Inc.	38,375	2,867,380

		15,764,025

Independent Power & Renewable Electricity Producers — 0.3%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	6,318,157	5,321,118

Industrial Conglomerates — 0.1%
Nava Bharat Ventures Ltd. (India)	65,686	108,076
Siemens AG (Germany)	15,209	1,944,686

		2,052,762

Insurance — 7.2%
Alleghany Corp.(k)	12,574	8,204,912
American International Group, Inc.	124,699	6,638,975
Assicurazioni Generali SpA (Italy)	90,395	1,557,241
Assured Guaranty Ltd.	47,975	2,025,984
Chubb Ltd.	185,323	24,766,566
Cincinnati Financial Corp.	30,805	2,366,132
CNO Financial Group, Inc.	154,510	3,278,702
Enstar Group Ltd. (Bermuda)*	20,596	4,294,265
Fairfax Financial Holdings Ltd. (Canada)	19,999	10,865,249
Fidelity National Financial, Inc.	72,359	2,847,327
Intact Financial Corp. (Canada)	111,141	9,241,314
Kemper Corp.	36,320	2,921,944
Markel Corp.*	14,007	16,647,179
Marsh & McLennan Cos., Inc.	140,407	11,614,467
MetLife, Inc.	223,766	10,454,348
Reinsurance Group of America, Inc.	19,000	2,746,640
Sony Financial Holdings, Inc. (Japan)	309,776	6,809,382
T&D Holdings, Inc. (Japan)	116,800	1,922,889
Tokio Marine Holdings, Inc. (Japan)	28,900	1,430,502
Torchmark Corp.	45,638	3,956,358
White Mountains Insurance Group Ltd.	9,561	8,947,853
Willis Towers Watson PLC.	37,898	5,341,344
Zurich Insurance Group AG (Switzerland)	8,855	2,793,173

		151,672,746

A1373

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc.*	1,335	$2,674,005
CJ ENM Co. Ltd. (South Korea)	9,789	2,187,490
Nutrisystem, Inc.	8,600	318,630
TripAdvisor, Inc.*(a)	23,879	1,219,501
Wayfair, Inc. (Class A Stock)*(a)(k)	14,008	2,068,561

		8,468,187

Internet Software & Services — 1.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	17,663	2,910,156
Alphabet, Inc. (Class C Stock)*	1,504	1,794,979
Mimecast Ltd.*	40,572	1,699,155
PChome Online, Inc. (Taiwan)*	323,000	1,464,754
Spotify Technology SA*(a)	18,593	3,362,172
Tencent Holdings Ltd. (China)	38,708	1,596,111
Wix.com Ltd. (Israel)*(a)	9,540	1,141,937
Yandex NV (Russia) (Class A Stock)*	220,384	7,248,430

		21,217,694

IT Services — 3.2%
Accenture PLC (Class A Stock)	83,901	14,279,950
Amdocs Ltd.	57,692	3,806,518
Automatic Data Processing, Inc.	19,933	3,003,106
Black Knight, Inc.*	119,712	6,219,038
DXC Technology Co.	123,418	11,542,051
Fidelity National Information Services, Inc.	39,765	4,337,169
FleetCor Technologies, Inc.*	8,375	1,908,159
Genpact Ltd.	71,878	2,200,186
PayPal Holdings, Inc.*	18,317	1,608,965
Perspecta, Inc.	103,164	2,653,378
Visa, Inc. (Class A Stock)(a)	84,098	12,622,269
WNS Holdings Ltd. (India), ADR*	82,140	4,168,605

		68,349,394

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	42,980	3,031,809

Machinery — 2.7%
Albany International Corp. (Class A Stock)	62,305	4,953,248
Alstom SA (France)	57,660	2,573,639
Caterpillar, Inc.	15,435	2,353,683
CIRCOR International, Inc.(a)	41,660	1,978,849
Deere & Co.(a)	27,341	4,110,173
ESCO Technologies, Inc.	47,310	3,219,446
IDEX Corp.	85,977	12,953,295
Luxfer Holdings PLC (United Kingdom)	139,625	3,246,281
Middleby Corp. (The)*(a)	25,205	3,260,267
Mueller Industries, Inc.	135,420	3,924,472
NGK Insulators Ltd. (Japan)	111,400	1,835,841
PACCAR, Inc.	91,146	6,215,246
TriMas Corp.*	178,920	5,439,168

		56,063,608

Marine — 0.4%
Irish Continental Group PLC (Ireland), UTS	1,280,420	7,743,959

Media — 0.6%
CJ CGV Co. Ltd. (South Korea)	23,583	1,104,555
Comcast Corp. (Class A Stock)	246,420	8,725,732
SES SA (Luxembourg)	102,786	2,262,201

		12,092,488

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.1%
Barrick Gold Corp. (Canada)	127,809	$1,413,998

Multiline Retail — 0.3%
B&M European Value Retail SA (United Kingdom)	472,910	2,383,626
Marui Group Co. Ltd. (Japan)(a)	156,260	3,855,337

		6,238,963

Multi-Utilities — 0.7%
E.ON SE (Germany)	631,020	6,438,328
Sempra Energy(a)	68,715	7,816,331

		14,254,659

Oil, Gas & Consumable Fuels — 3.0%
ARC Resources Ltd. (Canada)	69,274	772,303
Canadian Natural Resources Ltd. (Canada), (NYSE)(a)	118,254	3,862,176
Canadian Natural Resources Ltd. (Canada), (XTSE)	87,442	2,856,852
Chevron Corp.	94,721	11,582,484
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	396,000	902,787
Concho Resources, Inc.*	14,515	2,217,166
Diamondback Energy, Inc.(a)	28,231	3,816,549
Dorian LPG Ltd.*(a)	125,036	996,537
EOG Resources, Inc.	23,143	2,952,353
Kinder Morgan, Inc.	85,973	1,524,301
Lundin Petroleum AB (Sweden)	46,892	1,791,220
Pembina Pipeline Corp. (Canada)(a)	86,448	2,938,368
Petroleo Brasileiro SA (Brazil), ADR	99,293	1,198,467
PrairieSky Royalty Ltd. (Canada)(a)	53,937	947,494
Resolute Energy Corp.*(a)	75,930	2,870,913
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	107,014	3,655,669
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	80,458	2,812,523
Scorpio Tankers, Inc. (Monaco)(a)	688,780	1,384,448
Suncor Energy, Inc. (Canada)	272,987	10,561,867
TOTAL SA (France)	40,290	2,607,355
Tourmaline Oil Corp. (Canada)	65,073	1,145,635

		63,397,467

Paper & Forest Products — 0.4%
Domtar Corp.	61,376	3,201,986
Louisiana-Pacific Corp.	52,386	1,387,705
Neenah, Inc.	35,710	3,081,773

		7,671,464

Personal Products — 0.1%
Unilever NV (United Kingdom), CVA	40,600	2,256,406

Pharmaceuticals — 3.5%
AstraZeneca PLC (United Kingdom)	79,886	6,221,117
AstraZeneca PLC (United Kingdom), ADR(a)	76,660	3,033,436
Bristol-Myers Squibb Co.	434,457	26,971,091
Eisai Co. Ltd. (Japan)	15,880	1,545,093
Elanco Animal Health, Inc.*	2,200	76,757
Eli Lilly & Co.	100,890	10,826,506
Novartis AG (Switzerland)	76,408	6,547,236
Novartis AG (Switzerland), ADR	98,862	8,517,950

A1374

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Ono Pharmaceutical Co. Ltd. (Japan)	182,255	$5,151,512
Roche Holding AG (Switzerland)	21,618	5,231,745

		74,122,443

Professional Services — 0.8%
CoStar Group, Inc.*	5,969	2,511,994
Forrester Research, Inc.	53,000	2,432,699
FTI Consulting, Inc.*	34,320	2,511,881
Huron Consulting Group, Inc.*	62,430	3,084,041
ICF International, Inc.	30,010	2,264,255
Mistras Group, Inc.*	99,120	2,147,930
Navigant Consulting, Inc.	99,190	2,287,321

		17,240,121

Real Estate Management & Development — 0.4%
China Overseas Land & Investment Ltd. (China)	284,000	888,841
Metrovacesa SA (Spain), 144A*	83,759	1,118,780
Nexity SA (France)	22,227	1,227,418
Shenzhen Investment Ltd. (China)	3,306,000	1,055,935
StorageVault Canada, Inc. (Canada)	737,916	1,513,938
Tricon Capital Group, Inc. (Canada)	335,770	2,828,303

		8,633,215

Road & Rail — 4.1%
AMERCO(a)	21,861	7,796,726
Canadian National Railway Co. (Canada)	352,138	31,597,410
CJ Logistics Corp. (South Korea)*	4,241	603,925
CSX Corp.	51,572	3,818,907
Genesee & Wyoming, Inc. (Class A Stock)*	128,736	11,713,689
Kansas City Southern	15,863	1,796,961
Localiza Rent a Car SA (Brazil)	201,800	1,142,278
Union Pacific Corp.	175,457	28,569,663

		87,039,559

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	99,975	9,243,689
Intel Corp.	210,657	9,961,970
Marvell Technology Group Ltd.	215,070	4,150,851
Maxim Integrated Products, Inc.	35,271	1,988,932
QUALCOMM, Inc.(a)	48,858	3,519,242
SCREEN Holdings Co. Ltd. (Japan)	28,700	1,672,611
Skyworks Solutions, Inc.	30,049	2,725,745
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	224,000	1,919,390

		35,182,430

Software — 2.1%
Constellation Software, Inc. (Canada)	6,914	5,084,505
Descartes Systems Group, Inc. (The) (Canada)*	67,142	2,277,313
Globant SA (Argentina)*(a)	27,000	1,592,729
Guidewire Software, Inc.*	15,993	1,615,453
Microsoft Corp.	161,500	18,470,755
Nexon Co. Ltd. (Japan)*	132,734	1,732,660
Open Text Corp. (Canada)	99,228	3,774,633
salesforce.com, Inc.*	12,077	1,920,605
SS&C Technologies Holdings, Inc.	116,182	6,602,623

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Workday, Inc. (Class A Stock)*(a)	9,531	$1,391,335

		44,462,611

Specialty Retail — 2.2%
Camping World Holdings, Inc. (Class A Stock)(a)	135,907	2,897,537
CarMax, Inc.*(a)	89,667	6,695,435
Cato Corp. (The) (Class A Stock)(a)	61,730	1,297,565
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	32,343	975,788
Fourlis Holdings SA (Greece)*	157,970	947,471
Home Depot, Inc. (The)	46,047	9,538,636
L Brands, Inc.(a)	34,690	1,051,107
Maisons du Monde SA (France), 144A	49,839	1,455,534
TJX Cos., Inc. (The)	191,985	21,506,160

		46,365,233

Technology Hardware, Storage & Peripherals — 0.2%
Catcher Technology Co. Ltd. (Taiwan)	96,080	1,057,748
Samsung Electronics Co. Ltd. (South Korea)	78,086	3,268,456

		4,326,204

Textiles, Apparel & Luxury Goods — 1.2%
Hanesbrands, Inc.(a)	125,996	2,322,106
NIKE, Inc. (Class B Stock)	256,379	21,720,429
Under Armour, Inc. (Class A Stock)*(a)	95,792	2,032,706
Under Armour, Inc. (Class C Stock)*(a)	5,049	98,254

		26,173,495

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	174,380	3,020,262

Tobacco — 0.7%
British American Tobacco PLC (United Kingdom)	77,380	3,611,011
Japan Tobacco, Inc. (Japan)	55,000	1,437,728
Philip Morris International, Inc.	116,634	9,510,336

		14,559,075

Trading Companies & Distributors — 0.6%
Brenntag AG (Germany)	84,631	5,216,959
Fastenal Co.(a)	74,219	4,306,186
GATX Corp.(a)	37,230	3,223,746

		12,746,891

Transportation Infrastructure — 0.2%
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	1,821,040	2,335,368
Sydney Airport (Australia)	245,787	1,223,006

		3,558,374

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	2,284,635	4,060,548

Wireless Telecommunication Services — 0.4%
China Mobile Ltd. (China)	139,500	1,378,180
KDDI Corp. (Japan)	86,720	2,396,674
Millicom International Cellular SA (Colombia), SDR	30,056	1,724,723

A1375

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
SoftBank Group Corp. (Japan)	26,125	$2,641,355

		8,140,932

TOTAL COMMON STOCKS (cost $1,513,481,727)		1,804,213,760

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	19,492	3,424,450

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	126,700	1,384,475

TOTAL PREFERRED STOCKS (cost $5,570,983)		4,808,925

	Units
WARRANTS* — 0.0%
Oil & Gas Exploration & Production
Vincom Retail JSC, expiring 10/29/27, 144A (cost $468,478)	221,440	397,742

TOTAL LONG-TERM INVESTMENTS (cost $1,519,521,188)		1,809,420,427

	Shares
SHORT-TERM INVESTMENTS — 22.4%
AFFILIATED MUTUAL FUND — 8.1%
PGIM Institutional Money Market Fund (cost $170,435,901; includes $170,164,056 of cash collateral for securities on loan)(b)(w)	170,413,574	170,430,615

UNAFFILIATED FUND — 13.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $275,675,853)	275,675,853	275,675,853

OPTIONS PURCHASED~* — 1.2%
(cost $67,645,212)		25,142,560

TOTAL SHORT-TERM INVESTMENTS (cost $513,756,966)		471,249,028

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.2%
(cost $2,033,278,154)		2,280,669,455

Value
OPTIONS WRITTEN~* — (0.6)%
(premiums received $28,108,543)	$(12,393,424)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.6% (cost $2,005,169,611)	2,268,276,031
Liabilities in excess of other assets(z) — (7.6)%	(159,499,034)

NET ASSETS — 100.0%	$2,108,776,997

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $166,516,923; cash collateral of $170,164,056 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	12/21/18	$2,400.00	1,865	187	$1,111,540
S&P 500 Index	Put	03/15/19	$2,500.00	1,990	199	4,596,900
S&P 500 Index	Put	06/21/19	$2,450.00	2,190	219	7,665,000

A1376

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	09/20/19	$2,650.00	1,486	149	$11,769,120

Total Exchange Traded (cost $67,645,212)						$25,142,560

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	12/21/18	$2,150.00	933	93	$(264,039)
S&P 500 Index	Put	03/15/19	$2,300.00	995	100	(1,238,775)
S&P 500 Index	Put	06/21/19	$2,175.00	2,190	219	(3,854,400)
S&P 500 Index	Put	09/20/19	$2,425.00	1,486	149	(7,036,210)

Total Exchange Traded (premiums received $28,108,543)						$(12,393,424)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,358	Mini MSCI Emerging Markets Index	Dec. 2018	$71,274,630	$(1,599,045)
375	Russell 2000 E-Mini Index	Dec. 2018	31,890,000	161,250
313	S&P Mid Cap 400 E-Mini Index	Dec. 2018	63,388,760	586,945

				$(850,850)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$7,391,150	$—
Morgan Stanley	—	28,980,657

Total	$7,391,150	$28,980,657

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$27,952,891	$11,331,045	$—
Air Freight & Logistics	18,754,578	1,272,767	—
Airlines	4,017,927	—	—
Auto Components	3,719,159	4,501,183	—
Automobiles	—	1,219,256	—
Banks	120,114,296	26,112,307	—
Beverages	24,543,201	20,494,051	—

A1377

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Biotechnology	$2,602,308	$—	$—
Building Products	15,085,046	6,911,756	—
Capital Markets	30,913,014	2,678,097	—
Chemicals	43,452,174	5,129,926	—
Commercial Services & Supplies	44,958,251	440,624	—
Communications Equipment	24,140,644	1,738,510	—
Construction & Engineering	1,053,361	9,378,851	—
Construction Materials	1,802,886	5,334,795	—
Consumer Finance	27,704,774	—	—
Containers & Packaging	33,323,602	4,320,005	—
Diversified Financial Services	8,250,301	6,115,970	—
Diversified Telecommunication Services	10,886,541	10,297,514	—
Electric Utilities	13,514,228	2,411,250	—
Electrical Equipment	10,635,704	1,458,830	—
Electronic Equipment, Instruments & Components	16,382,599	—	—
Energy Equipment & Services	11,914,099	—	—
Equity Real Estate Investment Trusts (REITs)	91,791,694	3,029,533	—
Food & Staples Retailing	15,557,512	2,820,412	—
Food Products	29,359,103	14,925,953	—
Gas Utilities	10,735,188	4,858,871	—
Health Care Equipment & Supplies	59,110,948	6,420,530	—
Health Care Providers & Services	46,913,410	—	—
Health Care Technology	3,764,621	—	—
Hotels, Restaurants & Leisure	30,876,325	6,282,839	—
Household Durables	20,070,199	4,186,161	—
Household Products	15,764,025	—	—
Independent Power & Renewable Electricity Producers	—	5,321,118	—
Industrial Conglomerates	—	2,052,762	—
Insurance	137,159,559	14,513,187	—
Internet & Direct Marketing Retail	6,280,697	2,187,490	—
Internet Software & Services	18,156,829	3,060,865	—
IT Services	68,349,394	—	—
Life Sciences Tools & Services	3,031,809	—	—
Machinery	51,654,128	4,409,480	—
Marine	—	7,743,959	—
Media	8,725,732	3,366,756	—
Metals & Mining	1,413,998	—	—
Multiline Retail	—	6,238,963	—
Multi-Utilities	7,816,331	6,438,328	—
Oil, Gas & Consumable Fuels	51,627,913	11,769,554	—
Paper & Forest Products	7,671,464	—	—
Personal Products	—	2,256,406	—
Pharmaceuticals	49,425,740	24,696,703	—
Professional Services	17,240,121	—	—
Real Estate Management & Development	4,342,241	4,290,974	—
Road & Rail	86,435,634	603,925	—
Semiconductors & Semiconductor Equipment	31,590,429	3,592,001	—
Software	42,729,951	1,732,660	—
Specialty Retail	43,962,228	2,403,005	—
Technology Hardware, Storage & Peripherals	—	4,326,204	—
Textiles, Apparel & Luxury Goods	26,173,495	—	—
Thrifts & Mortgage Finance	3,020,262	—	—
Tobacco	9,510,336	5,048,739	—
Trading Companies & Distributors	7,529,932	5,216,959	—
Transportation Infrastructure	—	3,558,374	—
Water Utilities	—	4,060,548	—
Wireless Telecommunication Services	—	8,140,932	—
Preferred Stocks
Automobiles	—	3,424,450	—
Banks	1,384,475	—	—

A1378

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Warrants
Oil & Gas Exploration & Production	$—	$397,742	$—
Affiliated Mutual Fund	170,430,615	—	—
Unaffiliated Fund	275,675,853	—	—
Options Purchased	25,142,560	—	—
Options Written	(12,393,424)	—	—
Other Financial Instruments*
Futures Contracts	(850,850)	—	—

Total	$1,962,902,061	$304,523,120	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1379

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 72.5%
COMMON STOCKS — 58.7%
Belgium — 0.2%
UCB SA	344	$30,854

Brazil — 0.7%
Embraer SA	3,200	15,713
Fibria Celulose SA	1,570	29,273
IRB Brasil Resseguros SA	610	9,992
M Dias Branco SA	1,400	13,669
Notre Dame Intermedica Participacoes SA*	1,200	7,812
Porto Seguro SA	1,130	16,643
Raia Drogasil SA	200	3,588
Suzano Papel e Celulose SA	2,380	28,281
Vale SA, ADR	577	8,563

		133,534

Canada — 0.3%
Encana Corp.	1,112	14,578
Vermilion Energy, Inc.	1,110	36,575

		51,153

China — 3.9%
Air China Ltd. (Class H Stock)	7,700	7,428
Alibaba Group Holding Ltd., ADR*(k)	907	149,437
Alibaba Health Information Technology Ltd.*	3,700	3,633
Baozun, Inc., ADR*	173	8,404
China Communications Services Corp. Ltd. (Class H Stock)	10,800	9,939
China Longyuan Power Group Corp. Ltd. (Class H Stock)	4,000	3,369
China Mobile Ltd., ADR	1,000	48,930
China Petroleum & Chemical Corp. (Class H Stock)	32,200	32,266
China Railway Construction Corp. Ltd. (Class H Stock)	3,000	4,045
China Railway Group Ltd. (Class H Stock)	26,800	26,547
China Resources Land Ltd.	1,900	6,649
China Resources Pharmaceutical Group Ltd., 144A	9,700	15,378
China Telecom Corp. Ltd., ADR	1,022	50,507
CNOOC Ltd.	17,050	33,934
Country Garden Services Holdings Co. Ltd.*	931	1,578
Dali Foods Group Co. Ltd., 144A	4,500	3,256
GCL-Poly Energy Holdings Ltd.*	40,000	2,815
Guangdong Investment Ltd.	9,500	16,885
Kunlun Energy Co. Ltd.	14,000	16,332
Lenovo Group Ltd.	32,700	23,897
Longfor Group Holdings Ltd.	2,500	6,438
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	9,600	9,477
Shenzhou International Group Holdings Ltd.	660	8,506
Silergy Corp.	579	10,440
Sinopec Engineering Group Co. Ltd. (Class H Stock)	13,500	15,424
Sinotruk Hong Kong Ltd.	2,000	4,368
Sunny Optical Technology Group Co. Ltd.	3,113	35,980
Tencent Holdings Ltd.	4,506	185,803
Wuxi Biologics Cayman, Inc., 144A*	500	5,056

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	650	$3,716

		750,437

Colombia — 0.2%
Ecopetrol SA, ADR	1,350	36,356

Denmark — 0.1%
Genmab A/S*	113	17,793
Zealand Pharma A/S, ADR*	273	4,510

		22,303

France — 0.4%
Essilor International Cie Generale d’Optique SA	147	21,732
JCDecaux SA	744	27,191
Television Francaise 1	2,300	24,301

		73,224

Germany — 0.0%
Siemens Healthineers AG, 144A*	96	4,216

Hong Kong — 0.4%
AIA Group Ltd.	1,760	15,750
Hang Seng Bank Ltd.	265	7,195
HKT Trust & HKT Ltd.	11,700	16,093
Sino Biopharmaceutical Ltd.	4,977	4,648
Sun Art Retail Group Ltd.	8,300	10,792
Swire Pacific Ltd. (Class A Stock)	660	7,232
Techtronic Industries Co. Ltd.	2,330	14,962

		76,672

Ireland — 0.1%
Tarsus Group PLC	6,175	22,942

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	767	16,521

Japan — 13.9%
ADEKA Corp.	1,658	28,420
Aeon Delight Co. Ltd.	346	12,601
Amada Holdings Co. Ltd.	2,957	31,538
Asahi Group Holdings Ltd.	1,108	48,023
Asahi Intecc Co. Ltd.	365	15,923
Bandai Namco Holdings, Inc.	759	29,485
Bridgestone Corp.	940	35,445
Canon Marketing Japan, Inc.	942	19,966
Chugai Pharmaceutical Co. Ltd.	228	14,637
Daicel Corp.	4,102	47,567
Daifuku Co. Ltd.	396	20,143
Daito Trust Construction Co. Ltd.	66	8,477
DeNA Co. Ltd.	1,981	34,899
Dentsu, Inc.	830	38,534
Disco Corp.	98	16,352
DTS Corp.	299	11,891
Eisai Co. Ltd.	733	71,319
Enplas Corp.	400	11,454
FANUC Corp.	162	30,459
GMO Payment Gateway, Inc.	228	14,138
Harmonic Drive Systems, Inc.	232	8,522
Hazama Ando Corp.	3,312	25,244
Hitachi High-Technologies Corp.	1,133	38,967
Hoya Corp.	171	10,164

A1380

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Infomart Corp.	430	$5,598
Inter Action Corp.	434	6,627
Isuzu Motors Ltd.	2,526	39,724
ITOCHU Corp.(a)	3,329	60,881
Jafco Co. Ltd.	520	20,206
Japan Airlines Co. Ltd.	1,157	41,511
Japan Tobacco, Inc.	2,146	56,098
JGC Corp.	1,089	24,932
JSR Corp.	2,009	37,406
KDDI Corp.	2,076	57,374
Keyence Corp.	100	58,148
Kinden Corp.	1,192	19,064
Kumagai Gumi Co. Ltd.	1,024	28,293
Kyocera Corp.	800	47,995
LaSalle Logiport REIT	51	46,886
Lasertec Corp.	218	7,248
Marui Group Co. Ltd.	1,246	30,742
Maxell Holdings Ltd.	1,097	17,160
Medical Data Vision Co. Ltd.*	310	5,202
Mitsubishi Electric Corp.	1,900	26,009
Mitsubishi UFJ Financial Group, Inc.	12,993	80,746
MS&AD Insurance Group Holdings, Inc.	1,407	46,877
Nexon Co. Ltd.*	4,290	56,000
NGK Spark Plug Co. Ltd.	762	22,186
Nidec Corp.	104	14,947
Nintendo Co. Ltd.	110	40,074
Nippon Telegraph & Telephone Corp.	2,182	98,140
Nippon Television Holdings, Inc.	2,949	51,070
Nishimatsuya Chain Co. Ltd.	1,530	15,359
Nissan Motor Co. Ltd.(a)	3,372	31,546
Nissin Electric Co. Ltd.	2,390	21,715
Noritz Corp.	617	9,772
Ono Pharmaceutical Co. Ltd.	2,216	62,636
Raksul, Inc.*	281	8,940
San-In Godo Bank Ltd. (The)	1,777	15,588
Sanyo Chemical Industries Ltd.	320	16,270
SCREEN Holdings Co. Ltd.	422	24,594
Sekisui Chemical Co. Ltd.	1,671	30,791
Shimamura Co. Ltd.	196	18,547
Shin-Etsu Chemical Co. Ltd.	246	21,796
Shionogi & Co. Ltd.	410	26,750
SMC Corp.	58	18,533
SoftBank Group Corp.	169	17,087
Sony Corp.	295	18,096
Sony Financial Holdings, Inc.	2,229	48,997
Sumitomo Electric Industries Ltd.	2,569	40,282
Sumitomo Mitsui Trust Holdings, Inc.	705	28,927
Suzuki Motor Corp.	533	30,503
T&D Holdings, Inc.	1,604	26,407
Tadano Ltd.	1,599	18,549
Taisei Corp.	691	31,438
Taiyo Yuden Co. Ltd.	329	7,388
Takeda Pharmaceutical Co. Ltd.(a)	425	18,155
Takuma Co. Ltd.	1,868	24,802
Tazmo Co. Ltd.	743	7,766
TDK Corp.	234	25,541
Tokai Rika Co. Ltd.	1,436	30,319
Token Corp.	225	14,727
Tokio Marine Holdings, Inc.	1,518	75,138

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Tokyo Electron Ltd.	265	$36,325
Tokyo Seimitsu Co. Ltd.	495	12,840
Toshiba Plant Systems & Services Corp.	1,006	21,481
Toyota Industries Corp.	471	27,836
Yahoo Japan Corp.	9,174	32,988
Yamato Kogyo Co. Ltd.	1,046	32,395
Yume No Machi Souzou Iinkai Co. Ltd.	448	14,438
ZOZO, Inc.	379	11,446

		2,648,020

Jordan — 0.0%
Hikma Pharmaceuticals PLC	195	4,705

Malaysia — 0.1%
Inari Amertron Bhd	31,628	17,422

Mexico — 0.4%
Grupo Aeroportuario del Centro Norte SAB de CV	2,400	17,153
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	1,560	17,067
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	840	17,164
Grupo Financiero Banorte SAB de CV (Class O Stock)	1,100	7,958
Wal-Mart de Mexico SAB de CV	8,000	24,268

		83,610

Netherlands — 0.3%
ASML Holding NV	100	18,649
Koninklijke Philips NV	267	12,137
Wolters Kluwer NV	479	29,885

		60,671

New Zealand — 0.1%
Xero Ltd.*	296	10,471

Russia — 0.2%
Yandex NV (Class A Stock)*	1,220	40,126

Singapore — 0.2%
BOC Aviation Ltd., 144A	1,160	8,999
Kulicke & Soffa Industries, Inc.	899	21,432
Venture Corp. Ltd.	845	10,885

		41,316

South Africa — 0.0%
Anglo American Platinum Ltd.	262	8,552

South Korea — 3.1%
Celltrion Healthcare Co. Ltd.*	96	8,001
Celltrion, Inc.*	64	17,167
CJ ENM Co. Ltd.	107	23,911
Cosmax, Inc.	30	4,248
Daewoong Pharmaceutical Co. Ltd.	43	7,528
Dentium Co. Ltd.	184	16,685
Doosan Bobcat, Inc.	126	4,591
Douzone Bizon Co. Ltd.	242	13,334
Eugene Corp.	1,241	7,730
Genexine Co. Ltd.*	48	4,501
GS Engineering & Construction Corp.	511	24,113
Hanon Systems	696	7,930
Hyundai Elevator Co. Ltd.	164	16,530

A1381

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hyundai Engineering & Construction Co. Ltd.	391	$23,851
Hyundai Motor Co.	67	7,812
Hyundai Rotem Co. Ltd.*	159	4,397
HyVision System, Inc.	758	10,551
Kia Motors Corp.	262	8,280
Koh Young Technology, Inc.	109	10,707
Korea Gas Corp.*	306	16,761
LG Household & Health Care Ltd.	7	8,051
LG Uplus Corp.	1,078	17,792
LS Industrial Systems Co. Ltd.	289	19,437
Maeil Dairies Co. Ltd.	89	6,662
NCSoft Corp.	51	20,346
POSCO Chemtech Co. Ltd.	113	7,443
Samsung Biologics Co. Ltd., 144A*	9	4,350
Samsung Electro-Mechanics Co. Ltd.	85	10,673
Samsung Electronics Co. Ltd.	1,708	71,492
Samsung Engineering Co. Ltd.*	1,889	32,911
Samsung SDI Co. Ltd.	73	17,029
SK Hynix, Inc.	803	52,966
SK Innovation Co. Ltd.	123	23,816
SK Telecom Co. Ltd.	66	16,784
SKCKOLONPI, Inc.	330	13,983
S-Oil Corp.	143	17,662
Ssangyong Cement Industrial Co. Ltd.	1,587	9,234
ViroMed Co. Ltd.*	19	4,143

		593,402

Sweden — 0.2%
Lundin Petroleum AB	1,101	42,057

Switzerland — 0.6%
Novartis AG	1,015	86,973
Roche Holding AG	51	12,342
Tecan Group AG	96	22,682

		121,997

Taiwan — 2.6%
Acer, Inc.*	17,000	14,111
Airtac International Group	993	9,726
ASPEED Technology, Inc.	837	16,732
Bizlink Holding, Inc.	1,906	9,072
Catcher Technology Co. Ltd.	1,101	12,121
Chailease Holding Co. Ltd.	2,040	7,157
China Life Insurance Co. Ltd.	15,380	15,469
Chroma ATE, Inc.	7,364	35,425
E Ink Holdings, Inc.	7,147	7,344
Ennoconn Corp.	1,051	9,642
Formosa Chemicals & Fibre Corp.	3,800	15,920
Formosa Petrochemical Corp.	4,900	23,733
Global Unichip Corp.	835	7,406
Globalwafers Co. Ltd.	3,306	36,495
Hota Industrial Manufacturing Co. Ltd.	2,892	12,523
Largan Precision Co. Ltd.	72	8,582
Nanya Technology Corp.	5,309	10,116
Pan Jit International, Inc.*	6,944	7,381
Sino-American Silicon Products, Inc.*	9,291	23,954
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,450	106,680

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	896	$39,567
Uni-President Enterprises Corp.	2,900	7,571
Vanguard International Semiconductor Corp.	3,523	7,841
Voltronic Power Technology Corp.	289	5,074
Walsin Technology Corp.	3,331	23,382
Yageo Corp.	1,334	20,177

		493,201

Thailand — 0.1%
Fabrinet*	206	9,530
Sea Ltd., ADR*	555	7,676

		17,206

United Arab Emirates — 0.1%
NMC Health PLC	265	11,710

United Kingdom — 1.0%
AstraZeneca PLC, ADR	2,165	85,669
ITE Group PLC	14,291	13,386
Liberty Global PLC (Class C Stock)*	1,490	41,958
Mondi Ltd.	677	18,611
Smith & Nephew PLC	1,273	23,218

		182,842

United States — 29.4%
Abbott Laboratories	788	57,808
Acadia Healthcare Co., Inc.*	382	13,446
Advanced Micro Devices, Inc.*(k)	2,715	83,866
Aetna, Inc.	59	11,968
Alkermes PLC*	845	35,862
Allergan PLC	458	87,240
Alliance Data Systems Corp.	110	25,978
Alnylam Pharmaceuticals, Inc.*	198	17,329
Alphabet, Inc. (Class A Stock)*(k)	72	86,910
Alta Mesa Resources, Inc.*	7,297	30,501
Amazon.com, Inc.*	66	132,198
Anthem, Inc.	140	38,367
Apple, Inc.	195	44,019
Arena Pharmaceuticals, Inc.*	433	19,927
athenahealth, Inc.*	168	22,445
Baxter International, Inc.	178	13,722
Biogen, Inc.*	113	39,924
Bluebird Bio, Inc.*	100	14,600
Boston Scientific Corp.*	2,664	102,564
Bristol-Myers Squibb Co.	2,053	127,450
Broadcom, Inc.	199	49,099
Callon Petroleum Co.*(k)	4,114	49,327
Cardinal Health, Inc.	227	12,258
Celgene Corp.*	108	9,665
Centene Corp.*	92	13,320
Centennial Resource Development, Inc. (Class A Stock)*(a)	3,546	77,480
Cerner Corp.*	151	9,726
Charter Communications, Inc. (Class A Stock)*(a)	258	84,077
Cigna Corp.	60	12,495
Cinemark Holdings, Inc.	529	21,266
Comcast Corp. (Class A Stock)(k)	7,109	251,730
CommScope Holding Co., Inc.*	905	27,838

A1382

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Concho Resources, Inc.*	870	$132,893
Cray, Inc.*	404	8,686
Danaher Corp.	382	41,508
Diamondback Energy, Inc.(k)	1,022	138,164
Edwards Lifesciences Corp.*	197	34,298
Electronic Arts, Inc.*	196	23,616
Eli Lilly & Co.	1,033	110,851
EOG Resources, Inc.(k)	536	68,378
Equifax, Inc.	276	36,037
Etsy, Inc.*	413	21,220
Expedia Group, Inc.	182	23,747
Extraction Oil & Gas, Inc.*	2,470	27,886
Facebook, Inc. (Class A Stock)*(k)	277	45,555
Falcon Minerals Corp.*	3,724	40,964
FleetCor Technologies, Inc.*	199	45,340
Flex Ltd.*	4,953	64,983
FormFactor, Inc.*	1,997	27,459
Global Blood Therapeutics, Inc.*	367	13,946
Global Payments, Inc.	262	33,379
GoDaddy, Inc. (Class A Stock)*	370	30,854
Guidewire Software, Inc.*	198	20,000
Harris Corp.	341	57,701
HCA Healthcare, Inc.	275	38,258
Heron Therapeutics, Inc.*	203	6,425
HMS Holdings Corp.*	603	19,784
Houghton Mifflin Harcourt Co.*	3,155	22,085
Humana, Inc.	42	14,218
II-VI, Inc.*	401	18,967
Incyte Corp.*	410	28,323
Interpublic Group of Cos., Inc. (The)	1,005	22,984
Ironwood Pharmaceuticals, Inc.*	750	13,845
Itron, Inc.*	285	18,297
Jagged Peak Energy, Inc.*(a)	4,819	66,647
Johnson & Johnson	390	53,886
KLA-Tencor Corp.	96	9,764
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	954	35,479
Liberty Oilfield Services, Inc. (Class A Stock)(a)	1,577	34,016
LifePoint Health, Inc.*	125	8,050
Marvell Technology Group Ltd.	3,045	58,769
McKesson Corp.	174	23,081
Medicines Co. (The)*	520	15,553
Medtronic PLC	1,046	102,895
Mercury Systems, Inc.*	393	21,741
Microchip Technology, Inc.	202	15,940
Microsoft Corp.	693	79,258
Molina Healthcare, Inc.*	74	11,004
Motorola Solutions, Inc.	436	56,741
Mylan NV*	969	35,465
NetApp, Inc.	367	31,522
New York Times Co. (The) (Class A Stock)	975	22,571
Newfield Exploration Co.*	1,800	51,894
NuVasive, Inc.*	136	9,653
NVIDIA Corp.	255	71,660
Omnicom Group, Inc.(a)	280	19,046
Outfront Media, Inc.	1,270	25,337
PayPal Holdings, Inc.*	665	58,414
Pioneer Natural Resources Co.	348	60,618

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Portola Pharmaceuticals, Inc.*	115	$3,062
ProPetro Holding Corp.*(k)	5,347	88,172
QUALCOMM, Inc.	640	46,099
Quantenna Communications, Inc.*	329	6,070
Regeneron Pharmaceuticals, Inc.*	83	33,535
Resolute Energy Corp.*	1,031	38,982
salesforce.com, Inc.*	387	61,545
Seattle Genetics, Inc.*(a)	545	42,030
Select Energy Services, Inc. (Class A Stock)*	437	5,174
ServiceNow, Inc.*	206	40,300
Spark Therapeutics, Inc.*	105	5,728
Spotify Technology SA*	233	42,133
SRC Energy, Inc.*(a)	4,336	38,547
Stryker Corp.	312	55,436
Syneos Health, Inc.*	224	11,547
Targa Resources Corp.(k)	1,687	94,995
Teradyne, Inc.	1,075	39,754
Thermo Fisher Scientific, Inc.	312	76,153
Total System Services, Inc.	170	16,786
Twenty-First Century Fox, Inc. (Class A Stock)	2,162	100,165
Ultragenyx Pharmaceutical, Inc.*	265	20,230
UnitedHealth Group, Inc.	496	131,956
Valero Energy Corp.	333	37,879
Verizon Communications, Inc.	449	23,972
Vertex Pharmaceuticals, Inc.*	208	40,090
Viacom, Inc. (Class B Stock)(k)	1,095	36,967
Viper Energy Partners LP	1,042	43,868
Visa, Inc. (Class A Stock)	443	66,490
Walgreens Boots Alliance, Inc.	154	11,227
Walt Disney Co. (The)(k)	1,677	196,108
WellCare Health Plans, Inc.*	119	38,138
WEX, Inc.*	100	20,076
Workday, Inc. (Class A Stock)*(k)	415	60,582
WPX Energy, Inc.*	5,322	107,079
Xilinx, Inc.	118	9,460
Zebra Technologies Corp. (Class A Stock)*	182	32,183
Zimmer Biomet Holdings, Inc.	177	23,270

		5,599,848

TOTAL COMMON STOCKS (cost $10,297,686)		11,195,368

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Braskem SA (PRFC A) (cost $19,145)	1,320	19,049

UNAFFILIATED EXCHANGE TRADED FUND — 0.1%
TOPIX Exchange Traded Fund (cost $20,700)	1,270	20,951

A1383

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS — 13.6%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	187	$189,925
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.900%	07/15/20	EUR	53	66,324
Canadian Government Bond (Canada),
Bonds
3.500%	12/01/45	CAD	96	90,095
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.000%	12/01/31	CAD	72	115,942
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	90	23,969
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/26	EUR	214	284,045
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	43	52,923
French Republic Government Bond OAT (France),
Bonds, TIPS
1.850%	07/25/27	EUR	82	131,393
Ireland Government Bond (Ireland),
Bonds
4.500%	04/18/20	EUR	37	46,233
5.400%	03/13/25	EUR	23	34,982
Italy Buoni Poliennali del Tesoro (Italy),
Sr. Unsec’d. Notes, 144A
4.750%	08/01/23	EUR	62	79,667
Unsec’d. Notes
5.000%	09/01/40	EUR	37	51,356
Unsec’d. Notes, TIPS
3.100%	09/15/26	EUR	198	278,521
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	10,300	90,475
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/26	JPY	32,000	295,393
Kingdom of Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	46	60,626
Netherlands Government Bond (Netherlands),
Bonds, 144A
4.000%	01/15/37	EUR	46	81,277
Norway Government Bond (Norway),
Bonds, 144A
3.000%	03/14/24	NOK	596	78,378
3.750%	05/25/21	NOK	238	31,129
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
4.400%	10/31/23	EUR	63	86,990
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK	465	59,885
5.000%	12/01/20	SEK	155	19,513

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Sweden Inflation Linked Bond (Sweden),
Bonds, TIPS
1.000%	06/01/25	SEK	795	$111,942
United Kingdom Gilt (United Kingdom),
Bonds
3.500%	01/22/45	GBP	24	41,289
3.750%	09/07/21	GBP	22	31,026
5.000%	03/07/25	GBP	22	35,264
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.625%	03/22/40	GBP	46	121,086

TOTAL SOVEREIGN BONDS (cost $2,650,863)				2,589,648

TOTAL LONG-TERM INVESTMENTS (cost $12,988,394)				13,825,016

			Shares
SHORT-TERM INVESTMENTS — 26.6%

AFFILIATED MUTUAL FUND — 2.0%
PGIM Institutional Money Market Fund (cost $383,214; includes $382,788 of cash collateral for securities on loan)(b)(w)			383,164	383,202

UNAFFILIATED MUTUAL FUND — 22.4%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $4,266,121)			4,266,121	4,266,121

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 2.0%
U.S. Treasury Bills
2.196%	12/27/18
(cost $373,021)			375	373,049

OPTIONS PURCHASED~* — 0.2%
(cost $117,327)				35,948

TOTAL SHORT-TERM INVESTMENTS (cost $5,139,683)				5,058,320

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.1%
(cost $18,128,077)				18,883,336

OPTIONS WRITTEN~* — (0.0)% (premiums received $13,420)				(708)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.1%
(cost $18,114,657)				18,882,628
Other assets in excess of liabilities(z) — 0.9%				179,301

NET ASSETS — 100.0%				$19,061,929

A1384

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $372,627; cash collateral of $382,788 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

					Notional
	Call/	Expiration			Amount
Description	Put	Date	Strike	Contracts	(000)#	Value
S&P 500 Index	Call	03/15/19	$3,300.00	16	2	$4,560
iPath S&P 500 VIX Short-Term Futures	Put	01/18/19	$5.00	5	1	85

Total Exchange Traded (cost $18,080)						$4,645

OTC Traded

						Notional
	Call/		Expiration			Amount
Description	Put	Counterparty	Date	Strike	Contracts	(000)#	Value
Currency Option USD vs JPY	Call	Bank of America	01/15/19	125.00	—	1,567	$234

(cost $39,283)

OTC Swaptions

								Notional
	Call/		Expiration					Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay		(000)#		Value
4- Year x 30- Year Interest Rate Swap, 04/08/51	Put	Bank of America	04/06/21	5.17%	3 Month LIBOR(Q)	5.17	%(S)		570	$ 2,272
4- Year x 30- Year Interest Rate Swap, 04/08/51	Put	Deutsche Bank AG	04/06/21	5.17%	3 Month LIBOR(Q)	5.17	%(S)		505	2,013
7- Year x 10- Year Interest Rate Swap, 04/04/34	Put	Goldman Sachs & Co.	04/02/24	4.88%	3 Month LIBOR(Q)	4.88	%(S)		1,425	17,498
7- Year x 30- Year Interest Rate Swap, 04/10/54	Put	Morgan Stanley	04/08/24	3.92%	6 Month EURIBOR(S)	3.92	%(A)	EUR	615	7,139
7- Year x 30- Year Interest Rate Swap, 04/10/54	Put	Goldman Sachs & Co.	04/08/24	3.92%	6 Month EURIBOR(S)	3.92	%(A)	EUR	185	2,147

Total OTC Swaptions (cost $59,964)										$31,069

Total Options Purchased (cost $117,327)										$35,948

Options Written:
OTC Traded
						Notional
	Call/		Expiration			Amount
Description	Put	Counterparty	Date	Strike	Contracts	(000)#	Value
Currency Option USD vs JPY	Call	Bank of America	01/15/19	145.00	—	1,567	$(3)
iPath S&P 500 VIX Short-Term Futures	Call	Bank of America	12/21/18	$60.00	104	10	(33)
iShares MSCI Emerging Markets US	Put	Goldman Sachs & Co.	12/21/18	$37.00	414	41	(108)

A1385

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

S&P 500 Index	Put	Goldman Sachs & Co.	10/31/18	$2,650.00	6	1	$(14)

S&P 500 Index	Put	Morgan Stanley	11/16/18	$2,700.00	6	1	(55)

S&P 500 Index	Put	Goldman Sachs & Co.	12/21/18	$2,650.00	6	1	(92)

S&P 500 Index	Put	Goldman Sachs & Co.	12/21/18	$2,700.00	6	1	(113)

S&P 500 Index	Put	Morgan Stanley	12/31/18	$2,750.00	11	1	(290)

Total Options Written (premiums received $ 13,420)							$(708)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
8	2 Year U.S. Treasury Notes	Dec. 2018	$ 1,685,875	$ 484
1	3 Year Australian Treasury Bonds	Dec. 2018	218,376	67
34	5 Year U.S. Treasury Notes	Dec. 2018	3,824,203	(23,846)
13	10 Year Canadian Government Bonds	Dec. 2018	1,334,773	(10,396)
10	10 Year U.S. Treasury Notes	Dec. 2018	1,187,813	3,157
8	20 Year U.S. Treasury Bonds	Dec. 2018	1,124,000	(30,994)
4	30 Year Euro Buxl	Dec. 2018	809,576	(12,958)
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	771,406	(14,808)
2	10 Year Euro-Bund	Dec. 2018	368,726	1,115
11	10 Year U.K. Gilt	Dec. 2018	1,733,975	(10,519)
1	Amsterdam Index	Oct. 2018	127,588	1,870
2	ASX SPI 200 Index	Dec. 2018	223,867	1,409
9	Australian Dollar Currency	Dec. 2018	650,430	(2,235)
4	BIST National 30 Index	Oct. 2018	8,406	461
5	British Pound Currency	Dec. 2018	408,938	938
3	CAC40 10 Euro	Oct. 2018	191,207	5,416
14	Canadian Dollar Currency	Dec. 2018	1,085,070	13,129
9	Euro STOXX 50 Index Dividend	Dec. 2018	131,559	35
41	Euro STOXX 50 Index Dividend	Dec. 2019	583,613	(10,564)
1	Euro-OAT	Dec. 2018	175,376	(1,684)
2	FTSE 100 Index	Dec. 2018	195,159	6,165
1	Hang Seng China Enterprises Index	Oct. 2018	70,666	1,245
2	Mini MSCI Emerging Markets Index	Dec. 2018	104,970	2,325
5	MSCI Taiwan Stock Index	Oct. 2018	205,300	1,135
1	NASDAQ 100 E-Mini Index	Dec. 2018	153,105	3,796
1	Russell 2000 E-Mini Index	Dec. 2018	85,040	(435)
9	S&P 500 E-Mini Index	Dec. 2018	1,313,550	6,808
1	S&P Mid Cap 400 E-Mini Index	Dec. 2018	202,520	(915)
1	S&P/TSX 60 Index	Dec. 2018	147,145	68
8	SGX FTSE China A50 Index	Oct. 2018	95,300	1,290
				(68,441)

Short Positions:
14	10 Year Australian Treasury Bonds	Dec. 2018	10,171,684	5,264
1	10 Year Japanese Bonds	Dec. 2018	1,320,982	88
10	10 Year Mini Japanese Government Bonds	Dec. 2018	1,320,894	1,659
1	CBOE Volatility Index	Jan. 2019	15,725	55
5	Euro Currency	Dec. 2018	730,125	2,094
12	Euro Schatz. DUA Index	Dec. 2018	1,557,315	(342)
2	Euro STOXX 50 Index	Dec. 2018	78,650	(1,510)
2	Euro STOXX 50 Index Dividend	Dec. 2020	29,189	69
10	Euro STOXX 50 Index Dividend	Dec. 2021	140,951	209
2	FTSE/JSE Top 40 Index	Dec. 2018	70,884	1,034

A1386

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Futures contracts outstanding at September 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
1	IBEX 35 Index	Oct. 2018	$108,767	$ 232
9	Japanese Yen Currency	Dec. 2018	996,075	25,825
1	KOSPI 200 Index	Dec. 2018	67,974	(1,972)
1	Norwegian Krone Currency	Dec. 2018	246,380	(7,730)
1	Swedish Krona Currency	Dec. 2018	226,320	(4,080)
6	Swiss Franc Currency	Dec. 2018	771,300	12,225
9	TOPIX Index	Dec. 2018	1,439,667	(110,020)
				(76,900)

				$(145,341)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/31/18	Citigroup Global Markets	AUD	100	$72,515	$72,302	$—	$(213)
Brazilian Real,
Expiring 10/02/18	Deutsche Bank AG	BRL	240	59,041	59,409	368	—
Expiring 10/02/18	Deutsche Bank AG	BRL	20	4,995	4,951	—	(44)
Expiring 10/02/18	JPMorgan Chase	BRL	770	186,893	190,603	3,710	—
Expiring 10/02/18	JPMorgan Chase	BRL	215	51,729	53,220	1,491	—
Expiring 11/05/18	JPMorgan Chase	BRL	155	37,517	38,264	747	—
British Pound,
Expiring 10/31/18	Bank of America	GBP	155	204,305	202,332	—	(1,973)
Canadian Dollar,
Expiring 10/31/18	Bank of America	CAD	30	23,228	23,243	15	—
Expiring 10/31/18	JPMorgan Chase	CAD	70	54,131	54,234	103	—
Euro,
Expiring 10/31/18	Bank of America	EUR	247	291,504	287,542	—	(3,962)
Indian Rupee,
Expiring 10/31/18	Bank of America	INR	3,225	44,428	44,290	—	(138)
Expiring 10/31/18	JPMorgan Chase	INR	15,840	218,245	217,536	—	(709)
Japanese Yen,
Expiring 10/31/18	Deutsche Bank AG	JPY	25,370	225,305	223,838	—	(1,467)
Expiring 09/22/22	JPMorgan Chase	JPY	1,300	13,460	13,108	—	(352)
Mexican Peso,
Expiring 10/31/18	Citigroup Global Markets	MXN	2,570	134,627	136,545	1,918	—
New Taiwanese Dollar,
Expiring 10/31/18	Bank of America	TWD	670	22,007	21,992	—	(15)
New Zealand Dollar,
Expiring 10/31/18	Citigroup Global Markets	NZD	125	83,117	82,872	—	(245)
Norwegian Krone,
Expiring 10/31/18	Citigroup Global Markets	NOK	185	22,805	22,762	—	(43)
Expiring 10/31/18	JPMorgan Chase	NOK	1,180	145,218	145,183	—	(35)
Polish Zloty,
Expiring 10/31/18	Citigroup Global Markets	PLN	640	175,795	173,716	—	(2,079)
Singapore Dollar,
Expiring 10/31/18	Deutsche Bank AG	SGD	610	446,835	446,553	—	(282)
South African Rand,
Expiring 10/31/18	Deutsche Bank AG	ZAR	2,290	158,467	161,208	2,741	—

A1387

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 10/31/18	Bank of America	KRW	299,650	$267,760	$270,328	$2,568	$—
Swedish Krona,
Expiring 10/31/18	Deutsche Bank AG	SEK	710	80,076	80,110	34	—
Swiss Franc,
Expiring 10/31/18	Bank of America	CHF	80	83,228	81,764	—	(1,464)
Expiring 10/31/18	JPMorgan Chase	CHF	170	176,789	173,749	—	(3,040)

				$3,284,020	$3,281,654	13,695	(16,061)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/31/18	Citigroup Global Markets	AUD	360	$261,053	$260,288	$765	$—
Brazilian Real,
Expiring 10/02/18	Deutsche Bank AG	BRL	260	63,107	64,360	—	(1,253)
Expiring 10/02/18	JPMorgan Chase	BRL	810	194,885	200,504	—	(5,619)
Expiring 10/02/18	JPMorgan Chase	BRL	155	37,621	38,368	—	(747)
Expiring 10/02/18	JPMorgan Chase	BRL	20	4,995	4,951	44	—
Expiring 11/05/18	JPMorgan Chase	BRL	770	186,373	190,084	—	(3,711)
British Pound,
Expiring 10/31/18	Bank of America	GBP	235	309,752	306,760	2,992	—
Canadian Dollar,
Expiring 10/31/18	Citigroup Global Markets	CAD	20	15,346	15,496	—	(150)
Expiring 10/31/18	JPMorgan Chase	CAD	280	216,524	216,936	—	(412)
Euro,
Expiring 10/31/18	Bank of America	EUR	330	389,459	384,165	5,294	—
Hungarian Forint,
Expiring 10/31/18	Citigroup Global Markets	HUF	88,685	322,656	319,295	3,361	—
Indian Rupee,
Expiring 10/31/18	Bank of America	INR	42,650	587,547	585,727	1,820	—
Expiring 10/31/18	Citigroup Global Markets	INR	5,830	80,358	80,065	293	—
Expiring 10/31/18	Deutsche Bank AG	INR	16,280	224,327	223,578	749	—
Japanese Yen,
Expiring 10/31/18	Deutsche Bank AG	JPY	38,975	346,129	343,875	2,254	—
Expiring 09/22/22	JPMorgan Chase	JPY	1,300	13,460	13,108	352	—
Mexican Peso,
Expiring 10/31/18	Citigroup Global Markets	MXN	410	21,661	21,783	—	(122)
New Taiwanese Dollar,
Expiring 10/31/18	Bank of America	TWD	20,035	656,498	657,627	—	(1,129)
New Zealand Dollar,
Expiring 10/31/18	Citigroup Global Markets	NZD	290	192,832	192,264	568	—
Norwegian Krone,
Expiring 10/31/18	Citigroup Global Markets	NOK	1,720	212,024	211,624	400	—
Polish Zloty,
Expiring 10/31/18	Citigroup Global Markets	PLN	345	94,765	93,644	1,121	—
Singapore Dollar,
Expiring 10/31/18	Deutsche Bank AG	SGD	925	677,578	677,151	427	—
South African Rand,
Expiring 10/31/18	Deutsche Bank AG	ZAR	2,230	154,315	156,985	—	(2,670)
South Korean Won,
Expiring 10/31/18	Bank of America	KRW	156,270	139,639	140,978	—	(1,339)

A1388

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona,
Expiring 10/31/18	JPMorgan Chase	SEK	3,955	$450,724	$446,245	$4,479	$—
Swiss Franc,
Expiring 10/31/18	JPMorgan Chase	CHF	165	171,589	168,638	2,951	—

				$6,025,217	$6,014,499	27,870	(17,152)

						$41,565	$(33,213)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.EM.29	06/20/23	1.000%(Q)	282	$10,299	$9,674	$(625)
CDX.EM.S30.V1	12/20/23	1.000%(Q)	270	11,340	11,432	92

				$21,639	$21,106	$(533)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.S30.V1	12/20/23	1.000%(Q)	205	1.917%	$(8,610)	$(8,679)	$(69)
CDX.NA.HY.30	06/20/23	5.000%(Q)	1,229	3.070%	78,795	97,899	19,104
CDX.NA.IG.30	06/20/23	1.000%(Q)	1,810	0.545%	29,609	36,630	7,021
iTraxx Europe Crossover S29.V1	06/20/23	5.000%(Q)	EUR 241	2.786%	23,356	26,978	3,622
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR 950	0.586%	16,733	21,664	4,931

					$139,883	$174,492	$34,609

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR 310	0.709%	$4,975	$2,024	$2,951	BNP Paribas
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR 120	0.709%	1,926	2,113	(187)	BNP Paribas
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR 90	0.709%	1,444	1,005	439	Goldman Sachs & Co.
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR 60	0.709%	962	592	370	BNP Paribas
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR 55	0.709%	883	950	(67)	Morgan Stanley
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR 50	0.709%	802	808	(6)	Citigroup Global Markets
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR 30	0.709%	482	340	142	Morgan Stanley

					$11,474	$7,832	$3,642

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A1389

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2018:

					Long
					(Short)		Upfront
					Notional		Premiums	Unrealized
	Financing		Termination		Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date		(000)(2)	Value	(Received)	(Depreciation)(1)
	1 Month
Agile Group Holdings	HIBOR
Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	07/31/19	HKD	(57)	1,001	$—	1,001
	1 Month
Agile Group Holdings	HIBOR
Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	07/31/19	HKD	(167)	2,949	—	2,949
Alibaba Group Holding	1 Month
Ltd.(M)	LIBOR(M)	Goldman Sachs & Co.	08/30/19		(14)	830	—	830
	1 Month
Alibaba Group Holding	LIBOR
Ltd.(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(1)	(58)	—	(58)
	1 Month
	LIBOR
Autohome, Inc., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	07/31/19		(21)	1,373	—	1,373
	1 Month
	LIBOR
Autohome, Inc., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(2)	(145)	—	(145)
	1 Month
B3 SA Brasil Bolsa	LIBOR
Balcao(M)	-75bps(M)	Goldman Sachs & Co.	08/30/19		(11)	(1,083)	—	(1,083)
	1 Month
B3 SA Brasil Bolsa	LIBOR
Balcao(M)	-75bps(M)	Goldman Sachs & Co.	08/30/19		(13)	(1,237)	—	(1,237)
	1 Month
B3 SA Brasil Bolsa	LIBOR
Balcao(M)	-75bps(M)	Goldman Sachs & Co.	09/30/19		(2)	(190)	—	(190)
	1 Month
Banco Bradesco SA,	LIBOR
ADR(M)	-45bps(M)	Morgan Stanley	07/31/19		(6)	(107)	—	(107)
	1 Month
Banco Bradesco SA,	LIBOR
ADR(M)	-45bps(M)	Morgan Stanley	08/30/19		(13)	(253)	—	(253)
	1 Month
Banco Bradesco SA,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(2)	(36)	—	(36)
	1 Month
	LIBOR
Baozun, Inc., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	06/28/19		(12)	1,084	—	1,084

A1390

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

					Long
					(Short)		Upfront
					Notional		Premiums	Unrealized
	Financing		Termination		Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date		(000)(2)	Value	(Received)	(Depreciation)(1)
	1 Month
	LIBOR
Baozun, Inc., ADR(M)	-200bps(M)	Goldman Sachs & Co.	08/30/19		(13)	1,226	$—	1,226
	1 Month
	LIBOR
Baozun, Inc., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(3)	(122)	—	(122)
BXIIMPUE Barclays
Index(M)	1.05%(M)	Barclays Capital Group	06/28/19		(34)	(38)	—	(38)
BXIIMPUE Barclays
Index(M)	1.05%(M)	Barclays Capital Group	06/28/19		352	(881)	—	(881)
	1 Month
	LIBOR
Cemex CPO, ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(3)	(102)	—	(102)
	1 Month
	LIBOR
Cemex CPO, ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(29)	(1,044)	—	(1,044)
	1 Month
China Evergrande	HIBOR
Group(M)	-250bps(M)	Goldman Sachs & Co.	05/31/19	HKD	(271)	7,669	—	7,669
	1 Month
China Evergrande	HIBOR
Group(M)	-350bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(42)	822	—	822
	1 Month
China Evergrande	HIBOR
Group(M)	-437.50bps(M)	Morgan Stanley	08/30/19	HKD	(108)	2,783	—	2,783
	1 Month
China Jinmao Holdings	HIBOR
Group(M)	-40bps(M)	Goldman Sachs & Co.	07/31/19	HKD	(37)	182	—	182
	1 Month
China Jinmao Holdings	HIBOR
Group(M)	-40bps(M)	Goldman Sachs & Co.	07/31/19	HKD	(98)	489	—	489
	1 Month
China Jinmao Holdings	HIBOR
Group(M)	-40bps(M)	Goldman Sachs & Co.	08/30/19	HKD	(68)	336	—	336
	1 Month
China Lodging Group,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	06/28/19		(10)	624	—	624
	1 Month
China Lodging Group,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	07/31/19		(12)	763	—	763
	1 Month
China Lodging Group,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(2)	(248)	—	(248)
	1 Month
China Molybdenum Co.,	HIBOR
Ltd.(M)	-175bps(M)	Goldman Sachs & Co.	08/30/19	HKD	(52)	(117)	—	(117)
	1 Month
China Molybdenum Co.,	HIBOR
Ltd.(M)	-175bps(M)	Goldman Sachs & Co.	08/30/19	HKD	(171)	655	—	655
	1 Month
China Molybdenum Co.,	HIBOR
Ltd.(M)	-225bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(17)	(374)	—	(374)
China National	1 Month
Buildings(M)	HIBOR(M)	Morgan Stanley	08/30/19	HKD	(216)	1,507	—	1,507

A1391

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

					Long
					(Short)		Upfront
					Notional		Premiums	Unrealized
	Financing		Termination		Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date		(000)(2)	Value	(Received)	(Depreciation)(1)
	1 Month
China National	HIBOR
Buildings(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(18)	(151)	$—	(151)
China Resources	1 Month
Cement(M)	HIBOR(M)	Morgan Stanley	08/30/19	HKD	(240)	198	—	198
	1 Month
China Resources	HIBOR
Cement(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(21)	(172)	—	(172)
CIFI Holdings Group Co.,	1 Month
Ltd.(M)	HIBOR(M)	Goldman Sachs & Co.	08/30/19	HKD	(56)	1,491	—	1,491
	1 Month
CIFI Holdings Group Co.,	HIBOR
Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	08/30/19	HKD	(146)	3,925	—	3,925
Citi Bespoke Equity
Congestion Series 15 Index(M)	0.20%(M)	Citigroup Global Markets††	07/31/19		341	(53)	—	(53)
	1 Month
Country Garden Holdings	HIBOR
Co.(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(20)	171	—	171
	1 Month
Country Garden Holdings	HIBOR
Co.(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(221)	2,390	—	2,390
	1 Month
CSPC Pharmaceutical	HIBOR
Group Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(22)	332	—	332
	1 Month
CSPC Pharmaceutical	HIBOR
Group Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(227)	3,303	—	3,303
Deutsche Bank Custom
Volatility Portfolio(M)	—	Deutsche Bank AG††	04/30/19		635	(1,933)	—	(1,933)
Deutsche Bank Custom
Volatility Portfolio(M)	—	Deutsche Bank AG	07/31/19		129	(393)	—	(393)
Deutsche Bank Variance
Risk Premium 5(M)	—	Deutsche Bank AG	04/30/19		10	99	—	99
Deutsche Bank Variance
Risk Premuim 5(M)	—	Deutsche Bank AG	06/28/19		8	80	—	80
	1 Month
	JIBAR
Firstrand Ltd.(M)	-95bps(M)	Morgan Stanley	09/30/19	ZAR	(42)	39	—	39
	1 Month
	JIBAR
Firstrand Ltd.(M)	-95bps(M)	Morgan Stanley	09/30/19	ZAR	(423)	(277)	—	(277)
	1 Month
Galaxy Entertainment	HIBOR
Group Ltd.(M)	-40bps(M)	JPMorgan Chase	07/31/19	HKD	(97)	1,813	—	1,813
	1 Month
Galaxy Entertainment	HIBOR
Group Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(8)	26	—	26
	1 Month
Galaxy Entertainment	HIBOR
Group Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	10/31/18	HKD	(122)	205	—	205
Geely Automobile	1 Month
Holdings Ltd.(M)	HIBOR(M)	Goldman Sachs & Co.	06/28/19	HKD	(176)	1,478	—	1,478
	1 Month
Geely Automobile	HIBOR
Holdings Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(18)	(138)	—	(138)

A1392

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

				Long
				(Short)		Upfront
				Notional		Premiums	Unrealized
	Financing		Termination	Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)	Value	(Received)	(Depreciation)(1)
	1 Month
Gol Linhas Aereas Intel,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	08/30/19	(1)	7	$—	7
	1 Month
Gol Linhas Aereas Intel,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	08/30/19	(10)	122	—	122
	1 Month
Gol Linhas Aereas Intel,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19	(1)	(77)	—	(77)
Goldman Sachs Dynamic
Gamma US Series(M)	—	Goldman Sachs & Co.	05/31/19	3	1	—	1
Goldman Sachs Volatility
Carry US Series 71
Excess Return
Strategy(M)	—	Goldman Sachs & Co.	05/31/19	18	238	—	238
	1 Month
iPath S&P 500 VIX	LIBOR
Short-Term Futures(M)	-300bps(M)	Morgan Stanley	08/30/19	(3)	271	—	271
	1 Month
iPath S&P 500 VIX	LIBOR
Short-Term Futures(M)	-390bps(M)	Morgan Stanley	09/30/19	(1)	35	—	35
	1 Month
	LIBOR
iQIYI, Inc., ADR(M)	-295bps(M)	Goldman Sachs & Co.	06/28/19	(22)	1,432	—	1,432
	1 Month
	LIBOR
iQIYI, Inc., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19	(2)	(11)	—	(11)
	1 Month
Itau Unibanco Holdings	LIBOR
SA(M)	-35bps(M)	Deutsche Bank AG	07/31/19	(23)	(1,222)	—	(1,222)
	1 Month
Itau Unibanco Holdings	LIBOR
SA(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19	(2)	(113)	—	(113)
JP Morgan US QES
Momentum Series 2 Index	-0.25%(M)	JPMorgan Chase(3)††	02/28/19	347	(6,437)	—	(6,437)
JP Morgan US QES
Momentum Series 2 Index	-0.25%(M)	JPMorgan Chase	02/28/19	91	(1,693)	—	(1,693)
JP Morgan US Technology
Momentum QES Index(M)	0.25%(M)	JPMorgan Chase(4)††	07/31/19	642	(13,172)	—	(13,172)
JP Morgan US Volatility
QES Momentum Index(M)	-0.25%(M)	JPMorgan Chase	02/28/19	167	(311)	—	(311)
JP Morgan US Volatility
QES Momentum Index(M)	-0.25%(M)	JPMorgan Chase	02/28/19	80	(148)	—	(148)
	1 Month
	LIBOR
LG Innotek Co., Ltd.(M)	-62.50bps(M)	Morgan Stanley	08/30/19	(29)	2,566	—	2,566
	1 Month
	LIBOR
LG Innotek Co., Ltd.(M)	-62.50bps(M)	Morgan Stanley	09/30/19	(3)	146	—	146
	1 Month
	LIBOR
Localiza Rent a Car(M)	-100bps(M)	Morgan Stanley	07/31/19	(22)	(1,694)	—	(1,694)
	1 Month
	LIBOR
Localiza Rent a Car(M)	-75bps(M)	Goldman Sachs & Co.	09/30/19	(2)	(138)	—	(138)

A1393

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

					Long
					(Short)		Upfront
					Notional		Premiums	Unrealized
	Financing		Termination		Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date		(000)(2)	Value	(Received)	(Depreciation)(1)
	1 Month
	LIBOR
Lojas Americanas SA(M)	-100bps(M)	Morgan Stanley	06/28/19		(22)	(802)	$—	(802)
	1 Month
	LIBOR
Lojas Americanas SA(M)	-400bps(M)	Goldman Sachs & Co.	09/30/19		(3)	228	—	228
	1 Month
	LIBOR
Magazine Luiza SA(M)	-300bps(M)	Morgan Stanley	06/28/19		(31)	1,313	—	1,313
	1 Month
	LIBOR
Magazine Luiza SA(M)	-200bps(M)	Morgan Stanley	08/30/19		(12)	525	—	525
	1 Month
	LIBOR
Magazine Luiza SA(M)	-150bps(M)	Goldman Sachs & Co.	09/30/19		(5)	(80)	—	(80)
	1 Month
	LIBOR
Momo, Inc., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(3)	(60)	—	(60)
	1 Month
	LIBOR
Momo, Inc., ADR(M)	-32.50bps(M)	JPMorgan Chase	09/30/19		(29)	156	—	156
Morgan Stanley
Systematic Dispersion
Index(M)	0.40%(M)	Morgan Stanley††	07/31/19		226	1,712	—	1,712
Morgan Stanley
Systematic Dispersion
Index(M)	0.40%(M)	Morgan Stanley	07/31/19		106	679	—	679
	1 Month
	JIBAR
Mr. Price Group Ltd.(M)	-95bps(M)	Morgan Stanley	08/30/19	ZAR	(77)	36	—	36
	1 Month
	JIBAR
Mr. Price Group Ltd.(M)	-95bps(M)	Morgan Stanley	09/30/19	ZAR	(34)	(224)	—	(224)
	1 Month
	JIBAR
Mr. Price Group Ltd.(M)	-95bps(M)	Morgan Stanley	08/30/19	ZAR	(320)	(172)	—	(172)
MSCI AC Asia Pac
Information Technology	1 Month
Gross Total Return USD	LIBOR
Index(M)	+12bps(M)	Goldman Sachs & Co.	06/28/19		(1,066)	(10,338)	—	(10,338)
MSCI AC Asia Pac
Information Technology	1 Month
Gross Total Return USD	LIBOR
Index(M)	+12bps(M)	BNP Paribas	06/28/19		(1,337)	38,327	—	38,327
MSCI Brazil Net Total	1 Month
Return USD Index(M)	LIBOR(M)	Goldman Sachs & Co.	02/28/19		(15)	(1,023)	—	(1,023)
	1 Month
MSCI Brazil Net Total	LIBOR
Return USD Index(M)	-70bps(M)	Goldman Sachs & Co.	09/30/19		(2)	(131)	—	(131)
MSCI China Consumer	1 Month
Discretionary Index(M)	HIBOR(M)	Barclays Capital Group	04/30/19	HKD	(417)	3,522	—	3,522
	1 Month
MSCI China Consumer	HIBOR
Discretionary Index(M)	-10bps(M)	Barclays Capital Group	09/30/19	HKD	(43)	(204)	—	(204)
MSCI Korea Health Care	1 Month
Index(M)	LIBOR(M)	Barclays Capital Group	07/31/19		(63)	(6,205)	—	(6,205)

A1394

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

					Long
					(Short)		Upfront
					Notional		Premiums	Unrealized
	Financing		Termination		Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date		(000)(2)	Value	(Received)	(Depreciation)(1)
	1 Month
MSCI China Health Care	HIBOR
Index(M)	-10bps(M)	Barclays Capital Group	03/29/19	HKD	(320)	4,073	$—	4,073
	1 Month
MSCI Indices US Health	LIBOR
Care(M)	+38bps(M)	Goldman Sachs & Co.	04/30/19		(1,886)	(36,087)	—	(36,087)
	1 Month
MSCI Indices US Health	LIBOR
Care(M)	+38bps(M)	Goldman Sachs & Co.	06/28/19		(516)	(9,882)	—	(9,882)
	1 Month
MSCI China Health Care	HIBOR
Index(M)	-10bps(M)	Barclays Capital Group	09/30/19	HKD	(50)	312	—	312
MSCI Korea Information	1 Month
Technology Gross Total	LIBOR
Return USD Index(M)	+40bps(M)	Barclays Capital Group	05/31/19		(39)	1,600	—	1,600
MSCI Korea Information	1 Month
Technology Gross Total	LIBOR
Return USD Index(M)	+30bps(M)	Barclays Capital Group	07/31/19		(72)	2,921	—	2,921
MSCI Korea Information	1 Month
Technology Gross Total	LIBOR
Return USD Index(M)	+25bps(M)	Barclays Capital Group	09/30/19		(8)	(258)	—	(258)
	1 Month
	JIBAR
Naspers Ltd.(M)	-50bps(M)	Morgan Stanley	08/30/19	ZAR	(369)	1,827	—	1,827
	1 Month
	JIBAR
Naspers Ltd.(M)	-95bps(M)	Morgan Stanley	09/30/19	ZAR	(31)	51	—	51
	1 Month
	JIBAR
Nedbank Group Ltd.(M)	-95bps(M)	Deutsche Bank AG	09/30/19	ZAR	(29)	37	—	37
	1 Month
	JIBAR
Nedbank Group Ltd.(M)	-95bps(M)	Morgan Stanley	09/30/19	ZAR	(40)	(45)	—	(45)
	1 Month
	JIBAR
Nedbank Group Ltd.(M)	-95bps(M)	Deutsche Bank AG	09/30/19	ZAR	(377)	(763)	—	(763)
	1 Month
NetEase, Inc., ADR(M)	LIBOR(M)	Morgan Stanley	05/31/19		(22)	(3,388)	—	(3,388)
	1 Month
	LIBOR
NetEase, Inc., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(3)	(595)	—	(595)
	1 Month
Netmarble Games	LIBOR
Corp.(M)	-200bps(M)	Bank of America	06/28/19		(6)	70	—	70
	1 Month
Netmarble Games	LIBOR
Corp.(M)	-200bps(M)	Bank of America	06/28/19		(14)	161	—	161
	1 Month
Netmarble Games	LIBOR
Corp.(M)	-150bps(M)	Morgan Stanley	09/30/19		(3)	(88)	—	(88)
	1 Month
Nine Dragons Paper	HIBOR
Holdings(M)	-40bps(M)	Goldman Sachs & Co.	08/30/19	HKD	(20)	260	—	260
	1 Month
Nine Dragons Paper	HIBOR
Holdings(M)	-40bps(M)	Goldman Sachs & Co.	08/30/19	HKD	(58)	374	—	374

A1395

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

					Long
					(Short)		Upfront
					Notional		Premiums	Unrealized
	Financing		Termination		Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date		(000)(2)	Value	(Received)	(Depreciation)(1)
	1 Month
Nine Dragons Paper	HIBOR
Holdings(M)	-40bps(M)	Goldman Sachs & Co.	08/30/19	HKD	(146)	1,752	$—	1,752
	1 Month
Nine Dragons Paper	HIBOR
Holdings(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(19)	(20)	—	(20)
	1 Month
Noah Holdings Ltd.,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	08/30/19		(8)	403	—	403
	1 Month
Noah Holdings Ltd.,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(2)	(110)	—	(110)
	1 Month
Noah Holdings Ltd.,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	08/30/19		(18)	1,501	—	1,501
	1 Month
Petroleo Brasileiro,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	07/31/19		(12)	(1,374)	—	(1,374)
	1 Month
Petroleo Brasileiro,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	08/30/19		(14)	(1,565)	—	(1,565)
	1 Month
Petroleo Brasileiro,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(3)	(285)	—	(285)
	1 Month
	LIBOR
POSCO(M)	-5bps(M)	Morgan Stanley	09/30/19		(31)	(3,469)	—	(3,469)
	1 Month
Powershares DB	LIBOR
Agriculture Fund(M)	+35bps(M)	Bank of America	06/28/19		635	(6,733)	—	(6,733)
	1 Month
Powershares DB Base	LIBOR
Metal Fund(M)	+40bps(M)	Bank of America	06/28/19		570	10,516	—	10,516
	1 Month
Powershares DB Energy	LIBOR
Fund(M)	+40bps(M)	Bank of America	06/28/19		618	35,317	—	35,317
Powershares DB Precious	1 Month
Metals Fund(M)	LIBOR(M)	Bank of America	06/28/19		662	(5,315)	—	(5,315)
S&P 500 Consumer	1 Month
Discretionary Sector	LIBOR
Total Return Index(M)	+35bps(M)	Barclays Capital Group	10/03/18		210	4,395	—	4,395
S&P 500 Consumer	1 Month
Staples Sector Total	LIBOR
Return Index(M)	+34bps(M)	Barclays Capital Group	10/03/18		352	(1,346)	—	(1,346)
	1 Month
S&P 500 Energy Sector	LIBOR
Total Return Index(M)	+44bps(M)	Deutsche Bank AG	02/28/19		(155)	(3,785)	—	(3,785)
	1 Month
S&P 500 Energy Sector	LIBOR
Total Return Index(M)	+26bps(M)	Citigroup Global Markets	08/30/19		(1,134)	(27,393)	—	(27,393)
	1 Month
S&P 500 Energy Sector	LIBOR
Total Return Index(M)	+23bps(M)	Barclays Capital Group	10/03/18		(206)	(9,824)	—	(9,824)
	1 Month
S&P 500 Energy Sector	LIBOR
Total Return Index(M)	+37bps(M)	Citigroup Global Markets	11/30/18		(118)	(2,886)	—	(2,886)

A1396

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

					Long
					(Short)		Upfront
					Notional		Premiums	Unrealized
	Financing		Termination		Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date		(000)(2)	Value	(Received)	(Depreciation)(1)
	1 Month
S&P 500 Engery Sector	LIBOR
Total Return Index(M)	+25bps(M)	Citigroup Global Markets	06/28/19		(280)	(6,836)	$—	(6,836)
S&P 500 Financials	1 Month
Sector Total Return	LIBOR
Index(M)	+38bps(M)	Barclays Capital Group	10/03/18		629	(15,105)	—	(15,105)
S&P 500 Industrials	1 Month
Sector Total Return	LIBOR
Index(M)	+23bps(M)	Barclays Capital Group	10/03/18		(352)	(3,793)	—	(3,793)
	1 Month
S&P 500 Materials Sector	LIBOR
Total Return Index(M)	+24bps(M)	Barclays Capital Group	10/03/18		(633)	14,320	—	14,320
	1 Month
S&P 500 Utilities Sector	LIBOR
Total Return Index(M)	+20bps(M)	Barclays Capital Group	10/03/18		(494)	14,811	—	14,811
S&P North American	1 Month
Technology Sector Total	LIBOR
Return Index(M)	+38bps(M)	Citigroup Global Markets	04/30/19		(2,061)	8,803	—	8,803
	1 Month
Samsung Electro-	LIBOR
Mechanics(M)	-40bps(M)	Morgan Stanley	08/30/19		(18)	2,422	—	2,422
	1 Month
Samsung Electro-	LIBOR
Mechanics(M)	-40bps(M)	Morgan Stanley	08/30/19		(15)	2,051	—	2,051
	1 Month
Samsung Electro-	LIBOR
Mechanics(M)	-40bps(M)	Morgan Stanley	09/30/19		(3)	207	—	207
	1 Month
	LIBOR
Sina Corp.(M)	-45bps(M)	Morgan Stanley	05/31/19		(11)	241	—	241
	1 Month
	LIBOR
Sina Corp.(M)	-45bps(M)	Morgan Stanley	05/31/19		(11)	251	—	251
	1 Month
	LIBOR
Sina Corp.(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(3)	(172)	—	(172)
	1 Month
	LIBOR
SK Hynix, Inc.(M)	-5bps(M)	Morgan Stanley	09/30/19		(3)	71	—	71
	1 Month
	LIBOR
SK Hynix, Inc.(M)	-5bps(M)	Morgan Stanley	09/30/19		(16)	(16)	—	(16)
	1 Month
	LIBOR
SK Hynix, Inc.(M)	-5bps(M)	Morgan Stanley	09/30/19		(29)	379	—	379
	1 Month
Sunac China Holdings	HIBOR
Ltd.(M)	-175bps(M)	Goldman Sachs & Co.	05/31/19	HKD	(188)	1,525	—	1,525
	1 Month
Sunny Optical Technology	HIBOR
Group Co. Ltd.(M)	-40bps(M)	Morgan Stanley	07/31/19	HKD	(80)	983	—	983
	1 Month
Sunny Optical Technology	HIBOR
Group Co. Ltd.(M)	-40bps(M)	Morgan Stanley	08/30/19	HKD	(84)	1,030	—	1,030

A1397

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Total return swap agreements outstanding at September 30, 2018 (continued):

					Long
					(Short)		Upfront
					Notional		Premiums	Unrealized
	Financing		Termination		Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date		(000)(2)	Value	(Received)	(Depreciation)(1)
	1 Month
Sunny Optical Technology	HIBOR
Group Co. Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(14)	(72)	$—	(72)
	1 Month
TAL Education Group,	LIBOR
ADR(M)	-45bps(M)	Morgan Stanley	08/30/19		(27)	3,547	—	3,547
	1 Month
TAL Education Group,	LIBOR
ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(2)	56	—	56
	1 Month
	HIBOR
Tencent Holdings Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	07/31/19	HKD	(195)	1,257	—	1,257
	1 Month
	HIBOR
Tencent Holdings Ltd.(M)	-40bps(M)	Goldman Sachs & Co.	09/30/19	HKD	(18)	(73)	—	(73)
	1 Month
	LIBOR
Weibo Corp., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	06/28/19		(20)	972	—	972
	1 Month
	LIBOR
Weibo Corp., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(3)	(88)	—	(88)
	1 Month
	LIBOR
Yandex NV(M)	-35bps(M)	Bank of America	05/31/19		(26)	(577)	—	(577)
	1 Month
	LIBOR
Yandex NV(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(3)	(269)	—	(269)
	1 Month
	LIBOR
YY, Inc., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	05/31/19		(10)	212	—	212
	1 Month
	LIBOR
YY, Inc., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	05/31/19		(11)	223	—	223
	1 Month
	LIBOR
YY, Inc., ADR(M)	-32.50bps(M)	Goldman Sachs & Co.	09/30/19		(2)	(146)	—	(146)

						$14,325	$—	$14,325

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(3) The value of the JPMorgan US QES Momentum Series 2 Index is derived from E-mini S&P 500 futures. The allocation was 0% at September 30, 2018.

(4) The value of the JPMorgan US Technology Momentum QES Index is derived from Nasdaq 100 E-mini futures. The allocation was 0% at September 30, 2018.

†† See the tables below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Portfolio is only required to disclose the top 50.

A1398

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

The following table represents the individual positions and related values of underlying securities of Citi Bespoke Equity Congestion Series 15 Index total return swap with Citigroup Global Markets, as of September 30, 2018, termination date 07/31/19:

Cash/Cash Equivalent:
Description			Value	% of Total Index Value
USD Currency			$1,344,584	96.83%

Unaffiliated Exchange Traded Fund:
Reference Entity	Shares		Market Value	% of Total Index Value
iShares MSCI Emerging Markets ETF	69		$2,967	0.21%

Future Contracts:

Long Positions:
Reference Entity	No. of Contracts	Expiration Date	Value	% of Total Index Value
CBOE Volatility Index	955	Oct. 2018	$13,345	0.96%
CBOE Volatility Index	8	Nov. 2018	123	0.01%
S&P 500 E-Mini Index	10	Oct. 2018	27,614	1.99%

			$41,082

The following table represents the individual positions and related values of underlying securities of Deutsche Bank Custom Volatility Portfolio total return swap with Deutsche Bank AG, as of September 30, 2018, termination date 04/30/19:

Indices:
Reference Entity	Shares		Market Value	% of Total Index Value
Deutsche Bank DBIQ ImpAct Euro Rates 3M Hedged to USD Index	2,180		$244,752	38.56%
Deutsche Bank DBIQ ImpAct Dollar Rates 3M Index	2,064		259,605	40.90%
Deutsche Bank EUR Rates Long Vol. Hedged to USD Index	406		55,158	8.69%
Deutsche Bank USD Rates Long Volatility Index	573		75,216	11.85%

			$634,731

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Systematic Dispersion Index total return swap with Morgan Stanley, as of September 30, 2018, termination date 07/31/19:

Cash/Cash Equivalent:
Description			Value	% of Total Index Value
USD Currency			$1,040,893	54.44%

Common Stock:
Reference Entity	Shares		Market Value	% of Total Index Value
Facebook, Inc.	135		$22,164	1.16%
Wells Fargo & Co.	265		13,939	0.73%
Intel Corp.	164		7,771	0.41%

			$43,874

A1399

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Securities Sold Short:
Reference Entity			Shares		Market Value	% of Total Index Value
Apple, Inc.			(1,424)		$(321,393)	(16.81)%
Microsoft Corp.			(1,988)		(227,360)	(11.89)%
Amazon.com, Inc.			(93)		(186,338)	(9.75)%
Johnson & Johnson			(698)		(96,510)	(5.05)%
MasterCard, Inc.			(334)		(74,335)	(3.89)%
Cisco Systems, Inc.			(1,274)		(62,004)	(3.24)%
Exxon Mobil Corp.			(706)		(60,030)	(3.14)%
Merck & Co. Inc.			(821)		(58,239)	(3.05)%
Pfizer, Inc.			(1,317)		(58,054)	(3.04)%
Berkshire Hathaway, Inc.			(268)		(57,394)	(3.00)%
Abbott Laboratories			(608)		(44,604)	(2.33)%
Procter & Gamble Co (The)			(533)		(44,383)	(2.32)%
Walt Disney Co (The)			(367)		(42,914)	(2.24)%
Visa, Inc.			(271)		(40,652)	(2.13)%
Verizon Communications, Inc.			(753)		(40,186)	(2.10)%
Amgen, Inc.			(174)		(36,128)	(1.89)%
Medtronic PLC			(338)		(33,288)	(1.74)%
Home Depot, Inc. (The)			(158)		(32,686)	(1.71)%
AT&T, Inc.			(920)		(30,905)	(1.62)%
Boeing Co. (The)			(78)		(28,960)	(1.51)%
Union Pacific Corp.			(173)		(28,225)	(1.48)%
Adobe, Inc.			(103)		(27,812)	(1.45)%
Coca-Cola Co. (The)			(529)		(24,440)	(1.28)%
UnitedHealth Group, Inc.			(88)		(23,466)	(1.23)%
Honeywell International, Inc.			(135)		(22,437)	(1.17)%
PepsiCo, Inc.			(192)		(21,425)	(1.12)%
International Business Machine			(141)		(21,311)	(1.11)%
Oracle Corp.			(404)		(20,835)	(1.09)%
NVIDIA Corp.			(68)		(19,185)	(1.00)%
Alphabet, Inc.			(16)		(18,751)	(0.98)%
Alphabet, Inc.			(16)		(18,751)	(0.98)%
Comcast Corp.			(490)		(17,367)	(0.91)%
JPMorgan Chase & Co.			(150)		(16,883)	(0.88)%
McDonald’s Corp.			(96)		(16,069)	(0.84)%
Walmart, Inc.			(164)		(15,409)	(0.81)%
3M Co.			(71)		(15,021)	(0.79)%
Citigroup, Inc.			(199)		(14,312)	(0.75)%
Netflix, Inc.			(30)		(11,234)	(0.59)%
Altria Group, Inc.			(177)		(10,646)	(0.56)%
Chevron Corp.			(75)		(9,121)	(0.48)%
Philip Morris International, Inc.			(81)		(6,585)	(0.34)%

					$(1,955,648)

Option Purchased:
Reference Entity	Call/Put	Expiration	Strike	Contracts	Value	% of Total Index Value
Apple, Inc.	Call	12/21/2018	$210	347	$7,001	0.37%

Options Written:
Reference Entity	Call/Put	Expiration	Strike	Contracts	Value	% of Total Index Value
S&P 500 Index	Call	12/21/2018	$2,875	162	$(14,606)	(0.76)%
S&P 500 Index	Call	1/18/2019	$2,975	392	(17,362)	(0.91)%
S&P 500 Index	Call	3/15/2019	$3,000	120	(6,572)	(0.34)%

					$(38,540)

Future Contracts:

Long Position:
Reference Entity			No. of Contracts	Expiration Date	Value	% of Total Index Value
S&P 500 E-Mini Index			894	Dec. 2018	$2,608,651	136.43%

A1400

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$430,401	$ —
Morgan Stanley	210,242	722,006

Total	$640,643	$ 722,006

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Belgium	$—	$30,854	$—
Brazil	133,534	—	—
Canada	51,153	—	—
China	257,278	493,159	—
Colombia	36,356	—	—
Denmark	4,510	17,793	—
France	—	73,224	—
Germany	—	4,216	—
Hong Kong	—	76,672	—
Ireland	—	22,942	—
Israel	16,521	—	—
Japan	8,940	2,639,080	—
Jordan	—	4,705	—
Malaysia	—	17,422	—
Mexico	83,610	—	—
Netherlands	—	60,671	—
New Zealand	—	10,471	—
Russia	40,126	—	—
Singapore	21,432	19,884	—
South Africa	—	8,552	—
South Korea	—	593,402	—
Sweden	—	42,057	—
Switzerland	—	121,997	—
Taiwan	39,567	453,634	—
Thailand	17,206	—	—
United Arab Emirates	—	11,710	—
United Kingdom	127,627	55,215	—
United States	5,599,848	—	—
Preferred Stocks
Brazil	19,049	—	—
Unaffiliated Exchange Traded Fund	—	20,951	—
Sovereign Bonds	—	2,589,648	—
U.S. Treasury Obligations	—	373,049	—
Affiliated Mutual Fund	383,202	—	—
Unaffiliated Mutual Fund	4,266,121	—	—
Options Purchased	4,645	31,303	—
Options Written	—	(708)	—
Other Financial Instruments*
Futures Contracts	(145,341)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	8,352	—

A1401

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Centrally Cleared Credit Default Swap Agreements	$—	$34,076	$—
OTC Credit Default Swap Agreements	—	11,474	—
OTC Total Return Swap Agreements	—	14,325	—

Total	$10,965,384	$7,840,130	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2018 were as follows:

Unaffiliated Mutual Fund	22.4%
Sovereign Bonds	13.6
Oil, Gas & Consumable Fuels	7.3
Media	5.3
Semiconductors & Semiconductor Equipment	4.7
Pharmaceuticals	4.7
Internet Software & Services	3.6
Health Care Equipment & Supplies	2.9
Electronic Equipment, Instruments & Components	2.8
Software	2.3
Health Care Providers & Services	2.1
Biotechnology	2.1
Affiliated Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	2.0
U.S. Treasury Obligations	2.0
IT Services	1.5
Construction & Engineering	1.4
Insurance	1.3
Technology Hardware, Storage & Peripherals	1.2
Diversified Telecommunication Services	1.1
Internet & Direct Marketing Retail	1.1
Chemicals	1.0
Machinery	1.0
Auto Components	0.9
Banks	0.7
Wireless Telecommunication Services	0.7
Energy Equipment & Services	0.7
Life Sciences Tools & Services	0.6
Automobiles	0.6
Electrical Equipment	0.5
Aerospace & Defense	0.5
Communications Equipment	0.5

Household Durables	0.4%
Paper & Forest Products	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
Trading Companies & Distributors	0.4
Professional Services	0.3
Health Care Technology	0.3
Tobacco	0.3
Transportation Infrastructure	0.3
Food & Staples Retailing	0.3
Metals & Mining	0.3
Airlines	0.3
Beverages	0.2
Options Purchased	0.2
Specialty Retail	0.2
Food Products	0.2
Multiline Retail	0.2
Leisure Products	0.2
Real Estate Management & Development	0.1
Construction Materials	0.1
Diversified Consumer Services	0.1
Unaffiliated Exchange Traded Fund	0.1
Capital Markets	0.1
Distributors	0.1
Water Utilities	0.1
Gas Utilities	0.1
Commercial Services & Supplies	0.1
Personal Products	0.1
Building Products	0.1
Textiles, Apparel & Luxury Goods	0.0	*
Diversified Financial Services	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*

	99.1
Options Written	(0.0	)*
Other assets in excess of liabilities	0.9

	100.0%

*	Less than +/- 0.05%

A1402

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 104.6%

ASSET-BACKED SECURITIES — 13.0%

Automobiles — 4.7%
Ally Auto Receivables Trust, Series 2017-5, Class A2	1.810%	06/15/20	637	$635,866
American Credit Acceptance Receivables Trust, Series 2015-3, Class C, 144A	4.840%	10/12/21	1,574	1,583,848
American Credit Acceptance Receivables Trust, Series 2016-2, Class C, 144A	6.090%	05/12/22	897	918,229
American Credit Acceptance Receivables Trust, Series 2017-3, Class A, 144A	1.820%	03/10/20	63	62,809
American Credit Acceptance Receivables Trust, Series 2018-1, Class A, 144A	2.720%	03/10/21	3,304	3,302,445
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B	2.080%	09/08/20	901	900,416
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A	1.650%	09/18/20	2,130	2,125,525
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C	2.970%	03/20/23	2,436	2,413,665
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2A	1.690%	12/18/20	870	866,851
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B	2.240%	06/19/23	1,003	984,976
BMW Vehicle Owner Trust, Series 2018-A, Class A2A	2.090%	11/25/20	5,649	5,630,653
California Republic Auto Receivables Trust, Series 2014-3, Class B	2.660%	08/17/20	1,902	1,902,733
California Republic Auto Receivables Trust, Series 2015-1, Class A4	1.820%	09/15/20	877	874,355
California Republic Auto Receivables Trust, Series 2015-3, Class B	2.700%	09/15/21	492	489,165
California Republic Auto Receivables Trust, Series 2016-2, Class A3	1.560%	07/15/20	144	143,706
California Republic Auto Receivables Trust, Series 2016-2, Class B	2.520%	05/16/22	1,185	1,162,841
California Republic Auto Receivables Trust, Series 2017-1, Class A3	1.900%	03/15/21	3,054	3,043,624
California Republic Auto Receivables Trust, Series 2018-1, Class A2	2.860%	03/15/21	4,351	4,349,174
California Republic Auto Receivables Trust, Series 2018-1, Class B	3.560%	03/15/23	3,118	3,109,780
CarMax Auto Owner Trust, Series 2015-2, Class A3	1.370%	03/16/20	76	75,669
CarMax Auto Owner Trust, Series 2016-3, Class A3	1.390%	05/17/21	2,043	2,026,542
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 144A	2.110%	03/15/28	535	533,148
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%	06/15/28	6,017	5,990,556
Chesapeake Funding II LLC, Series 2017-2A, Class A1, 144A	1.990%	05/15/29	1,871	1,853,411
Chesapeake Funding II LLC, Series 2017-3A, Class A1, 144A	1.910%	08/15/29	4,056	4,012,982
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class D, 144A	3.440%	08/16/21	1,785	1,787,127
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 144A	1.770%	10/15/20	1,168	1,167,090
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class B, 144A	2.880%	06/15/22	979	977,788

A1403

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class C, 144A	3.250%	06/15/22	650	$650,716
CPS Auto Receivables Trust, Series 2016-B, Class D, 144A	6.580%	03/15/22	790	822,468
CPS Auto Receivables Trust, Series 2017-D, Class A, 144A	1.870%	03/15/21	1,913	1,905,379
CPS Auto Receivables Trust, Series 2018-A, Class B, 144A	2.770%	04/18/22	1,029	1,019,517
CPS Auto Receivables Trust, Series 2018-B, Class D, 144A	4.260%	03/15/24	1,315	1,312,163
CPS Auto Trust, Series 2018-C, Class A, 144A	2.870%	09/15/21	2,779	2,777,453
CPS Auto Trust, Series 2018-C, Class B, 144A	3.430%	07/15/22	995	993,471
Drive Auto Receivables Trust, Series 2015-AA, Class C, 144A	3.060%	05/17/21	1,514	1,515,341
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%	11/15/21	596	597,176
Drive Auto Receivables Trust, Series 2015-DA, Class D, 144A	4.590%	01/17/23	2,271	2,301,896
Drive Auto Receivables Trust, Series 2016-AA, Class C, 144A	3.910%	05/17/21	1,912	1,917,226
Drive Auto Receivables Trust, Series 2016-CA, Class B, 144A	2.370%	11/16/20	65	64,995
Drive Auto Receivables Trust, Series 2016-CA, Class C, 144A	3.020%	11/15/21	3,506	3,508,058
Drive Auto Receivables Trust, Series 2016-CA, Class D, 144A	4.180%	03/15/24	1,100	1,111,122
Drive Auto Receivables Trust, Series 2017-2, Class B	2.250%	06/15/21	832	831,490
Drive Auto Receivables Trust, Series 2017-2, Class C	2.750%	09/15/23	1,412	1,408,424
Drive Auto Receivables Trust, Series 2017-2, Class D	3.490%	09/15/23	6,020	5,996,759
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%	01/15/21	540	540,202
Drive Auto Receivables Trust, Series 2017-AA, Class D, 144A	4.160%	05/15/24	1,724	1,741,234
Drive Auto Receivables Trust, Series 2017-BA, Class C, 144A	2.610%	08/16/21	1,835	1,833,241
Drive Auto Receivables Trust, Series 2018-3, Class A2	2.750%	10/15/20	9,420	9,419,483
Drive Auto Receivables Trust, Series 2018-3, Class A3	3.010%	11/15/21	3,152	3,149,803
Drive Auto Receivables Trust, Series 2018-3, Class B	3.370%	09/15/22	1,245	1,243,730
Drive Auto Receivables Trust, Series 2018-3, Class C	3.720%	09/16/24	2,967	2,962,111
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	1,327	1,320,324
First Investors Auto Owner Trust, Series 2016-2A, Class A1, 144A	1.530%	11/16/20	120	119,642
First Investors Auto Owner Trust, Series 2017-2A, Class A1, 144A	1.860%	10/15/21	2,454	2,444,522
First Investors Auto Owner Trust, Series 2017-3A, Class A2, 144A	2.410%	12/15/22	1,877	1,851,544
First Investors Auto Owner Trust, Series 2017-3A, Class B, 144A	2.720%	04/17/23	715	701,195

A1404

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Flagship Credit Auto Trust, Series 2017-1, Class A, 144A	1.930%	12/15/21	1,094	$1,090,684
Flagship Credit Auto Trust, Series 2017-2, Class A, 144A	1.850%	07/15/21	988	983,303
Flagship Credit Auto Trust, Series 2017-3, Class A, 144A	1.880%	10/15/21	1,146	1,138,404
Flagship Credit Auto Trust, Series 2017-3, Class B, 144A	2.590%	07/15/22	1,095	1,081,470
Flagship Credit Auto Trust, Series 2017-4, Class A, 144A	2.070%	04/15/22	1,538	1,525,606
Flagship Credit Auto Trust, Series 2018-1, Class A, 144A	2.590%	06/15/22	2,446	2,434,959
Flagship Credit Auto Trust, Series 2018-3, Class A, 144A	3.070%	02/15/23	7,621	7,613,180
Flagship Credit Auto Trust, Series 2018-3, Class B, 144A	3.590%	12/16/24	2,220	2,214,343
Ford Credit Auto Lease Trust, Series 2017-B, Class A2A	1.800%	06/15/20	3,023	3,014,338
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%	08/15/28	3,793	3,694,286
Ford Credit Auto Owner Trust, Series 2017-2, Class B, 144A	2.600%	03/15/29	373	356,161
Ford Credit Floorplan Master Owner Trust A, Series 2015-2, Class A1	1.980%	01/15/22	4,206	4,149,953
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 144A	2.870%	10/15/21	1,100	1,097,684
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A2, 144A	2.850%	08/16/21	2,131	2,128,856
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A3, 144A	3.240%	09/15/22	2,654	2,643,579
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 144A	3.530%	04/17/23	1,316	1,305,262
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class C, 144A	3.680%	08/15/23	620	614,092
GM Financial Automobile Leasing Trust, Series 2016-3, Class A3	1.610%	12/20/19	861	858,344
GM Financial Automobile Leasing Trust, Series 2017-2, Class A2A	1.720%	01/21/20	616	613,739
GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A2A, 144A	1.710%	09/16/20	3,492	3,480,140
Hertz Vehicle Financing II LLC, Series 2017-1A, Class A, 144A	2.960%	10/25/21	5,620	5,545,777
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3	1.230%	09/23/19	1,463	1,460,790
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%	04/15/20	400	398,356
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A3, 144A	1.520%	10/15/19	55	55,007
Hyundai Auto Lease Securitization Trust, Series 2017-C, Class A2A, 144A	1.890%	03/16/20	3,199	3,187,506
Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A2	2.200%	04/15/20	4,045	4,037,157
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3	1.340%	12/16/19	41	40,730
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3	1.260%	02/16/21	1,180	1,170,757

A1405

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3	1.340%		10/15/20	1,889	$1,879,541
Santander Drive Auto Receivables Trust, Series 2015-1, Class C	2.570%		04/15/21	72	72,081
Santander Drive Auto Receivables Trust, Series 2015-5, Class C	2.740%		12/15/21	3,786	3,785,575
Santander Drive Auto Receivables Trust, Series 2016-2, Class B	2.080%		02/16/21	454	453,222
Santander Drive Auto Receivables Trust, Series 2016-3, Class B	1.890%		06/15/21	1,210	1,206,552
Santander Drive Auto Receivables Trust, Series 2017-3, Class C	2.760%		12/15/22	660	652,125
Santander Drive Auto Receivables Trust, Series 2018-1, Class A2	2.100%		11/16/20	2,584	2,580,132
Santander Drive Auto Receivables Trust, Series 2018-3, Class A2A	2.780%		03/15/21	5,034	5,034,239
Santander Drive Auto Receivables Trust, Series 2018-4, Class B	3.270%		01/17/23	8,076	8,050,820
SunTrust Auto Receivables Trust, Series 2015-1A, Class A4, 144A	1.780%		01/15/21	1,115	1,110,114
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%		01/16/23	4,723	4,652,012
TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class B, 144A	2.920%		10/17/22	2,528	2,493,676
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 144A	1.800%		07/15/20	1,414	1,410,269

					200,300,480

Collateralized Loan Obligations — 1.6%
Apidos CLO (Cayman Islands), Series 2013-16A, Class CR, 3 Month LIBOR + 3.000%, 144A	5.342	%(c)	01/19/25	750	750,545
Ares XXXIII CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.350%, 144A	3.666	%(c)	12/05/25	1,650	1,652,430
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class BR, 3 Month LIBOR + 1.500%, 144A	3.836	%(c)	07/17/26	1,359	1,355,780
Avery Point CLO Ltd. (Cayman Islands), Series 2015-7A, Class A1, 3 Month LIBOR + 1.500%, 144A	3.839	%(c)	01/15/28	3,732	3,737,279
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-IVA, Class A1R, 3 Month LIBOR + 1.490%, 144A	3.838	%(c)	01/20/29	1,632	1,636,196
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-IVA, Class A2R, 3 Month LIBOR + 2.050%, 144A	4.398	%(c)	01/20/29	2,123	2,128,130
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-IVA, Class BR, 3 Month LIBOR + 2.900%, 144A	5.248	%(c)	01/20/29	899	903,177
Cent CLO Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 3 Month LIBOR + 1.330%, 144A	3.669	%(c)	10/29/25	5,953	5,954,018
Community Funding CLO (Cayman Islands), Series 2015-1A, Class A, 144A	5.750%		11/01/27	8,094	7,800,232
Crestline Denali CLO XIV Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.570%, 144A	3.917	%(c)	10/23/28	2,939	2,939,845

A1406

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Galaxy CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 3 Month LIBOR + 1.020%, 144A	3.368	%(c)	04/20/31	781	$778,076
GoldenTree Loan Opportunities Ltd. (Cayman Islands), Series 2014-9A, Class AR, 3 Month LIBOR + 1.370%, 144A	3.709	%(c)	10/29/26	800	800,054
ICG US CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 0.850%, 144A	3.189	%(c)	01/16/28	3,875	3,860,058
Jamestown CLO Ltd. (Cayman Islands), Series 2015-7A, Class CR, 3 Month LIBOR + 2.600%, 144A	4.935	%(c)	07/25/27	2,001	1,991,120
JFIN CLO Ltd. (Cayman Islands), Series 2014-1A, Class B1R, 3 Month LIBOR + 1.450%, 144A	3.798	%(c)	04/21/25	2,750	2,752,209
KVK CLO Ltd. (Cayman Islands), Series 2016-1A, Class C, 3 Month LIBOR + 3.150%, 144A	5.489	%(c)	01/15/29	2,257	2,336,650
Mountain View CLO Ltd. (Cayman Islands), Series 2015-10A, Class BR, 3 Month LIBOR + 1.350%, 144A	3.687	%(c)	10/13/27	2,000	1,985,218
OHA Loan Funding Ltd. (Cayman Islands), Series 2016-1A, Class B1, 3 Month LIBOR + 1.800%, 144A	4.148	%(c)	01/20/28	5,963	5,972,248
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class B, 3 Month LIBOR + 1.700%, 144A	4.039	%(c)	10/15/25	1,805	1,801,184
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.050%, 144A	3.389	%(c)	04/15/26	1,329	1,320,002
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2018-1A, Class B, 3 Month LIBOR + 1.400%, 144A	3.739	%(c)	04/15/26	1,006	1,000,404
Shackleton CLO Ltd. (Cayman Islands), Series 2016-9A, Class B, 3 Month LIBOR + 1.900%, 144A	4.248	%(c)	10/20/28	1,519	1,522,616
Sound Point CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A	3.998	%(c)	07/20/28	1,550	1,550,773
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class BR, 3 Month LIBOR + 1.600%, 144A	3.947	%(c)	01/22/27	673	673,052
Tralee CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.030%, 144A	3.378	%(c)	10/20/27	5,084	5,082,758
WhiteHorse VIII Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 0.900%, 144A	3.243	%(c)	05/01/26	5,102	5,095,206

					67,379,260

Consumer Loans — 0.1%
Conn’s Receivables Funding LLC, Series 2017-B, Class A, 144A	2.730%		07/15/20	727	727,132
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	563	563,385
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	1,188	1,191,634

A1407

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 144A	5.940%		03/20/28	173	$176,498

					2,658,649

Credit Cards — 2.9%
American Express Credit Account Master Trust, Series 2017-1, Class A	1.930%		09/15/22	4,499	4,436,629
BA Credit Card Trust, Series 2018-A3, Class A3	3.100%		12/15/23	8,157	8,147,694
Barclays Dryrock Issuance Trust, Series 2015-4, Class A	1.720%		08/16/21	8,437	8,434,034
Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.300%	2.458	%(c)	05/15/23	7,401	7,410,228
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3	1.340%		04/15/22	2,940	2,911,732
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4	1.330%		06/15/22	3,747	3,699,045
Chase Issuance Trust, Series 2012-A4, Class A4	1.580%		08/15/21	2,476	2,450,535
Chase Issuance Trust, Series 2016-A5, Class A5	1.270%		07/15/21	4,962	4,905,938
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6	2.150%		07/15/21	2,848	2,834,006
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2	1.740%		01/19/21	7,090	7,074,401
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6	3.210%		12/07/24	3,602	3,590,654
Discover Card Execution Note Trust, Series 2013-A6, Class A6, 1 Month LIBOR + 0.450%	2.608	%(c)	04/15/21	8,965	8,966,603
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.588	%(c)	07/15/21	8,876	8,887,379
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	2,947	2,933,667
Discover Card Execution Note Trust, Series 2015-A4, Class A4	2.190%		04/17/23	3,657	3,591,260
Discover Card Execution Note Trust, Series 2016-A1, Class A1	1.640%		07/15/21	1,979	1,974,098
Master Credit Card Trust II (Canada), Series 2017-1A, Class A, 144A	2.260%		07/21/21	8,497	8,408,269
Master Credit Card Trust II (Canada), Series 2018-1A, Class B, 144A	3.245%		07/22/24	2,436	2,384,492
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A	2.040%		03/15/22	3,906	3,896,130
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A	2.620%		10/15/25	2,749	2,664,354
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	6,111	6,110,463
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,094	1,054,543
World Financial Network Credit Card Master Trust, Series 2017-B, Class A	1.980%		06/15/23	4,443	4,406,291
World Financial Network Credit Card Master Trust, Series 2017-C, Class A	2.310%		08/15/24	7,087	6,950,941
World Financial Network Credit Card Master Trust, Series 2017-C, Class M	2.660%		08/15/24	3,118	3,062,919

					121,186,305

A1408

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Equipment — 0.6%
Access Point Funding LLC, Series 2017-A, Class A, 144A	3.060%		04/15/29	754	$748,615
Ascentium Equipment Receivables Trust, Series 2016-2A, Class A3, 144A	1.650%		05/10/22	1,184	1,180,116
Ascentium Equipment Receivables Trust, Series 2016-2A, Class B, 144A	2.500%		09/12/22	878	869,733
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A2, 144A	1.870%		07/10/19	651	649,698
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 144A	2.290%		06/10/21	691	683,629
CNH Equipment Trust, Series 2014-C, Class A4	1.650%		09/15/21	1,075	1,073,595
Daimler Trucks Retail Trust, Series 2018-1, Class A2, 144A	2.600%		05/15/20	5,436	5,436,188
Dell Equipment Finance Trust, Series 2016-1, Class A3, 144A	1.650%		07/22/21	70	69,938
Dell Equipment Finance Trust, Series 2017-1, Class A2, 144A	1.860%		06/24/19	89	88,623
DLL LLC, Series 2018-1, Class A3, 144A	3.100%		04/18/22	4,647	4,639,892
Engs Commercial Finance Trust, Series 2018-1A, Class A1, 144A	2.970%		02/22/21	4,034	4,026,694
MMAF Equipment Finance LLC, Series 2012-AA, Class A5, 144A	1.980%		06/10/32	362	361,590
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 144A	3.410%		12/20/23	1,111	1,097,777
SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 144A	3.630%		10/20/24	4,059	4,052,180
Volvo Financial Equipment LLC, Series 2015-1A, Class A4, 144A	1.910%		01/15/20	491	490,842

					25,469,110

Home Equity Loans — 0.4%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2, 1 Month LIBOR + 0.960%	3.176	%(c)	05/25/34	2,748	2,759,070
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B, 1 Month LIBOR + 0.150%	2.308	%(c)	11/15/36	217	189,352
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1	5.820%		03/25/37	13,805	13,566,628
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3, 1 Month LIBOR + 0.240%	2.456	%(c)	11/25/36	2,522	1,099,614

					17,614,664

Manufactured Housing — 0.0%
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	5.631	%(cc)	02/20/32	800	802,142
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	5.634	%(cc)	03/13/32	25	25,065

					827,207

Other — 0.3%
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A	5.920%		07/14/28	3,844	3,837,028

A1409

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Other (cont’d.)
Diamond Resorts Owner Trust, Series 2015-2, Class A, 144A	2.990%		05/22/28		376	$ 375,304
Diamond Resorts Owner Trust, Series 2016-1, Class A, 144A	3.080%		11/20/28		308	305,993
Diamond Resorts Owner Trust, Series 2017-1A, Class B, 144A	4.110%		10/22/29		1,655	1,610,093
Hardee’s Funding LLC, Series 2018-1A, Class A2II, 144A	4.959%		06/20/48		3,563	3,564,568
PFS Financing Corp., Series 2018-B, Class B, 144A	3.080%		02/15/23		1,503	1,481,603

						11,174,589

Residential Mortgage-Backed Securities — 1.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R2, Class A1A, 1 Month LIBOR + 0.690%	2.906	%(c)	04/25/34		532	533,280
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3, 1 Month LIBOR + 1.140%	3.356	%(c)	09/25/34		64	63,849
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1, 1 Month LIBOR + 0.400%, 144A	2.616	%(c)	07/25/36		8,370	7,776,557
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 1 Month LIBOR + 0.750%, 144A	2.966	%(c)	07/25/44		986	1,025,454
Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class MF1	5.071	%(cc)	04/25/35		3,541	3,562,749
Countrywide Asset-Backed Certificates Trust, Series 2006-SD3, Class A1, 1 Month LIBOR + 0.330%, 144A	2.546	%(c)	07/25/36		402	376,505
Csmc 2018-Plum A, Class A	5.364	%(cc)	08/15/20		17,200	17,136,480
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803	%(cc)	11/25/32		1,478	1,541,230
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, 144A	4.212	%(cc)	04/22/35		19,904	20,014,388
RAMP Trust, Series 2006-RZ4, Class A3, 1 Month LIBOR + 0.270%	2.486	%(c)	10/25/36		3,033	2,995,076
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1, 144A	1.823	%(cc)	02/20/54	GBP	3,302	4,320,702

						59,346,270

Small Business Loan — 0.1%
SBA Small Business Investment Cos., Series 2018-10A, Class 1	3.187%		03/10/28		1,935	1,903,778
SBA Small Business Investment Cos., Series 2018-10B, Class 1	3.548%		09/11/28		1,950	1,947,956

						3,851,734

Student Loans — 0.9%
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 3 Month LIBOR + 0.950%	3.285	%(c)	04/25/38		1,596	1,605,471
Navient Student Loan Trust, Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A	3.366	%(c)	03/25/66		2,149	2,184,258
Navient Student Loan Trust, Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A	3.266	%(c)	12/27/66		4,205	4,261,009

A1410

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
Pennsylvania Higher Education Assistance Agency, Series 2006-1, Class B, 3 Month LIBOR + 0.270%	2.605	% (c)	04/25/38	1,008		$976,546
SLC Student Loan Trust, Series 2008-1, Class A4A, 3 Month LIBOR + 1.600%	3.934	%(c)	12/15/32	4,199		4,362,508
SLM Student Loan Trust, Series 2003-4, Class A5E, 3 Month LIBOR + 0.750%, 144A	3.084	%(c)	03/15/33	2,685		2,684,659
SLM Student Loan Trust, Series 2010-A, Class 2A, 1 Month LIBOR + 3.250%, 144A	5.408	%(c)	05/16/44	896		911,985
SLM Student Loan Trust, Series 2011-1, Class A1, 1 Month LIBOR + 0.520%	2.736	%(c)	03/25/26	146		146,470
SMB Private Education Loan Trust, Series 2015-C, Class R, 144A	—	%(p)	09/18/46	63,950		8,320,823
SoFi Professional Loan Program LLC, Series 2015-C, Class R, 144A*	—	%(p)	08/25/36	—	(r)	3,366,100
SoFi Professional Loan Program LLC, Series 2017-E, Class A1, 1 Month LIBOR + 0.500%, 144A	2.716	%(c)	11/26/40	2,002		2,006,891
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 144A	2.720%		11/26/40	2,698		2,605,108
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 144A	2.950%		02/25/42	3,647		3,548,110
Towd Point Asset Trust, Series 2018-SL1, Class A, 1 Month LIBOR + 0.600%, 144A	2.816	%(c)	01/25/46	3,333		3,316,234

						40,296,172

TOTAL ASSET-BACKED SECURITIES
(cost $556,133,686)						550,104,440

BANK LOANS — 2.2%

Aerospace & Defense — 0.0%
Avolon TLB Borrower 1, LLC, Term B-3 Loan, 1 Month LIBOR + 2.000%	4.165	%(c)	01/15/25	1,131		1,134,646

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.230	%(c)	02/24/25	1,300		1,306,076

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 -2 Month LIBOR + 2.250%	4.455	%(c)	04/06/24	532		531,534

Building Materials — 0.0%
American Builders & Contractors Supply Co, Inc., Term B-2 Loan, 1 Month LIBOR + 2.000%	4.242	%(c)	10/31/23	1,861		1,855,018

Casinos & Gaming — 0.0%
Caesars Resort Collection, LLC, Term B Loan, 1 Month LIBOR + 2.750%	4.992	%(c)	12/23/24	1,920		1,929,781

Commercial Services — 0.1%
Ancestry.Com Operations, Inc., Term B Loan, 1 Month LIBOR + 3.250%	5.500	%(c)	10/19/23	612		612,937
Prime Security Services Borrower, LLC, 2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%	4.992	%(c)	05/02/22	2,042		2,051,257

A1411

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Commercial Services (cont’d.)
ServiceMaster Company, LLC, Tranche C Term Loan, 1 Month LIBOR + 2.500%	4.742	%(c)	11/08/23	341	$342,366

					3,006,560

Commercial Services & Supplies — 0.1%
BrightView Landscapes, LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.688	%(c)	08/15/25	1,660	1,665,188
Wrangler Buyer LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%	4.992	%(c)	09/27/24	904	908,169

					2,573,357

Consumer Products & Services — 0.0%
Trans Union, LLC, 2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%	4.242	%(c)	04/09/23	1,761	1,764,688

Containers & Packaging — 0.0%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%	4.992	%(c)	02/05/23	1,765	1,772,356

Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.383	%(c)	01/02/25	2,012	2,006,385

Diversified Financial Services — 0.1%
RPI Finance Trust, Initial Term Loan B-6, 3 Month LIBOR + 2.000%	4.386	%(c)	03/27/23	792	795,084
UPC Financing Partnership, Facility AR, 1 Month LIBOR + 2.500%	4.658	%(c)	01/15/26	1,628	1,626,199

					2,421,283

Diversified Telecommunication Services — 0.1%
Numericable U.S., LLC, USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%	5.846	%(c)	01/31/26	2,600	2,566,334

Food & Staples Retailing — 0.0%
Albertson’s, LLC, Replacement 2017-1 Term B-4 Loan, 1 Month LIBOR + 2.750%	4.992	%(c)	08/25/21	1,091	1,091,554
Albertson’s, LLC, Replacement 2017-1 Term B-6 Loan, 3 Month LIBOR + 3.000%	5.311	%(c)	06/22/23	765	764,950

					1,856,504

Food Service — 0.1%
Aramark Services, Inc., US Term B-3 Loan, 3 Month LIBOR + 1.750%	4.084	%(c)	03/11/25	2,196	2,199,592

Foods — 0.1%
Post Holdings, Inc., Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%	4.220	%(c)	05/24/24	2,793	2,791,530

Health Care Providers & Services — 0.1%
Air Medical Group Holdings, Inc., 2018 Term Loan, 1 Month LIBOR + 3.250%	5.383	%(c)	04/28/22	1,483	1,459,624
MPH Acquisition Holdings, LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	5.136	%(c)	06/07/23	2,049	2,051,946

					3,511,570

A1412

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Healthcare & Pharmaceutical — 0.1%
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.750%	6.090	%(c)	06/30/23	2,390	$2,403,647

Healthcare-Services — 0.1%
HCA, Inc., Tranche B10 Term Loan, 1 Month LIBOR + 2.000%	4.242	%(c)	03/13/25	3,208	3,207,399

Hotels, Restaurants & Leisure — 0.2%
B.C. Unlimited Liability Co., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.492	%(c)	02/16/24	1,487	1,486,911
Four Seasons Holdings, Inc. (Canada), Restated Term Loan, 1 Month LIBOR + 2.000%	4.242	%(c)	11/30/23	923	923,106
Hilton Worldwide Finance, LLC, Series B-2 Term Loan, 1 Month LIBOR + 1.750%	3.966	%(c)	10/25/23	2,098	2,105,453
Scientific Games International, Inc., Initial Term B-5 Loan, 1 -2 Month LIBOR + 2.750%	5.018	%(c)	08/14/24	2,275	2,270,317
Wyndham Hotels & Resorts Inc, Term B Loan, 1 Month LIBOR + 1.750%	3.992	%(c)	05/30/25	990	992,723

					7,778,510

Investment Companies — 0.1%
Enterprise Merge, Term Loan	—	%(p)	09/28/25	3,730	3,720,675

Lodging — 0.1%
Boyd Gaming Corp., Refinancing Term B Loan, 1 Month LIBOR + 2.250%	4.417	%(c)	09/15/23	1,290	1,295,527
Golden Nugget, Inc., B Term Loan, 1 Month LIBOR + 2.750%	4.945	%(c)	10/04/23	2,198	2,205,764
Station Casinos, LLC, Term B Facility Loan, 1 Month LIBOR + 2.500%	4.750	%(c)	06/08/23	980	983,125

					4,484,416

Manufacturing — 0.0%
Quikrete Holdings, Inc., Initial Loan (First Lien), 1 Month LIBOR + 2.750%	4.992	%(c)	11/15/23	1,449	1,450,654

Media — 0.2%
CBS Radio, Inc., Term Loan B-1, 1 Month LIBOR + 2.750%	4.962	%(c)	11/18/24	683	676,276
Charter Communications Operating, LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.250	%(c)	04/30/25	1,396	1,397,539
Unitymedia Finance, LLC, First Lien Term Loan D, 1 Month LIBOR + 2.250%	4.408	%(c)	01/15/26	1,150	1,150,719
UnityMedia Hessen GMBH & Co KG, Senior Facility B, 1 Month LIBOR + 2.250%	4.408	%(c)	09/30/25	501	501,313
Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	4.992	%(c)	03/15/24	2,678	2,600,607
Virgin Media Bristol, LLC, K Facility, 1 Month LIBOR + 2.500%	4.658	%(c)	01/15/26	750	750,538
Ziggo Secured Finance Partnership, Term Loan E, 1 Month LIBOR + 2.500%	4.658	%(c)	04/15/25	1,415	1,388,223

					8,465,215

Packaging & Containers — 0.1%
Berry Global, Inc., Term Q Loan, 2 Month LIBOR + 2.000%	4.186	%(c)	10/01/22	2,298	2,300,812

A1413

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Pharmaceuticals — 0.1%
Bausch Health Co., Inc., Initial Term Loan, 1 Month LIBOR + 3.000%	5.104	%(c)	06/02/25	1,525	$1,532,121
Catalent Pharma Solutions, Inc., Dollar Term Loan, 1 Month LIBOR + 2.250%	4.492	%(c)	05/20/24	868	873,007
Jaguar Holding Co., 2018 Term Loan, 1 Month LIBOR + 2.500%	4.742	%(c)	08/18/22	2,030	2,031,001

					4,436,129

Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating, LP, Term B Loan, 1 Month LIBOR + 2.000%	4.242	%(c)	03/21/25	2,506	2,507,361
VICI Properties 1, LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.212	%(c)	12/20/24	2,621	2,625,369

					5,132,730

Real Estate Management & Development — 0.0%
CityCenter Holdings, LLC, Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.492	%(c)	04/18/24	274	273,872

Retail — 0.1%
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	4.714	%(c)	01/30/23	1,230	1,224,905
Party City Holdings, Inc., 2018 Replacement Term Loan, 1 -3 Month LIBOR + 2.750%/PRIME + 1.750%	5.508	%(c)	08/19/22	1,209	1,216,904
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	5.120	%(c)	03/11/22	3,383	2,958,446

					5,400,255

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 1 Month LIBOR + 1.750%	3.992	%(c)	03/31/23	546	546,850

Software — 0.1%
Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Month LIBOR + 2.750%	4.992	%(c)	03/01/24	1,370	1,373,790
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.212	%(c)	07/08/22	1,595	1,596,232
First Data Corp., 2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.212	%(c)	04/26/24	566	566,738
MA Financeco, LLC, Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	4.742	%(c)	06/21/24	57	56,265

					3,593,025

Specialty Retail — 0.0%
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	6.104	%(c)	07/01/22	2,811	2,176,509

Technology — 0.0%
Seattle Escrow Borrower, LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.742	%(c)	06/21/24	382	379,429

Technology Hardware, Storage & Peripherals — 0.1%
Dell International, LLC, Refinancing Term B Loan, 1 Month LIBOR + 2.000%	4.250	%(c)	09/07/23	2,095	2,098,714

A1414

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp., New Term Loan B-4, 1 Month LIBOR + 1.750%	3.992	%(c)	04/29/23	2,107	$2,108,418

					4,207,132

Telecommunications — 0.1%
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%	4.432	%(c)	02/22/24	2,113	2,117,695
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.750	%(c)	02/02/24	169	169,666

					2,287,361

TOTAL BANK LOANS (cost $96,695,595)					95,471,834

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 1 Month LIBOR + 0.950%, 144A	3.108	%(c)	06/15/35	1,623	1,625,031
Aventura Mall Trust, Series 2013-AVM, Class D, 144A	3.867	%(cc)	12/05/32	800	810,545
Bancorp Commercial Mortgage (The), Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A	2.913	%(c)	01/15/33	1,622	1,620,980
BBCCRE Trust, Series 2015-GTP, Class E, 144A	4.715	%(cc)	08/10/33	5,190	4,588,173
BB-UBS Trust, Series 2012-SHOW, Class A, 144A	3.430%		11/05/36	4,027	3,950,396
Benchmark Mortgage Trust, Series 2018-B1, Class A5	3.666	%(cc)	01/15/51	4,470	4,430,282
BWAY Mortgage Trust, Series 2015-1740, Class A, 144A	2.917%		01/10/35	2,800	2,689,537
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 1 Month LIBOR + 0.671%, 144A	2.829	%(c)	03/15/37	5,787	5,783,334
BX Trust, Series 2018-GW, Class A, 1 Month LIBOR + 0.800%, 144A	2.958	%(c)	05/15/35	4,510	4,495,846
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 144A	3.531%		10/15/34	4,854	4,850,283
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class B, 144A	3.835%		10/15/34	2,968	2,967,398
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	3,870	3,833,178
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 Month LIBOR + 0.930%, 144A	3.088	%(c)	11/15/36	4,190	4,195,225
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.246	%(cc)	04/10/48	8,253	414,346
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class D, 144A	2.850%		02/10/49	3,230	2,597,760
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A	2.804	%(cc)	04/15/49	1,018	828,008
Cold Storage Trust, Series 2017-ICE3, Class B, 1 Month LIBOR + 1.250%, 144A	3.408	%(c)	04/15/36	5,060	5,080,573
Commercial Mortgage Trust, Series 2013-CR12, Class AM	4.300%		10/10/46	450	460,743
Commercial Mortgage Trust, Series 2013-CR12, Class B	4.762	%(cc)	10/10/46	390	399,444
Commercial Mortgage Trust, Series 2013-CR12, Class C	5.252	%(cc)	10/10/46	190	189,817
Commercial Mortgage Trust, Series 2014-CR17, Class A5	3.977%		05/10/47	6,752	6,892,652

A1415

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-CR17, Class XA, IO	1.241	%(cc)	05/10/47	40,464	$1,586,709
Commercial Mortgage Trust, Series 2014-CR19, Class XA, IO	1.344	%(cc)	08/10/47	5,682	240,639
Commercial Mortgage Trust, Series 2014-UBS6, Class XA, IO	1.111	%(cc)	12/10/47	31,192	1,276,588
Commercial Mortgage Trust, Series 2015-PC1, Class AM	4.290	%(cc)	07/10/50	2,165	2,194,025
Commercial Mortgage Trust, Series 2015-PC1, Class B	4.588	%(cc)	07/10/50	1,122	1,118,008
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1 Month LIBOR + 1.720%, 144A	3.878	%(c)	10/15/34	3,484	3,483,859
Commercial Mortgage Trust, Series 2015-LC23, Class C	4.800	%(cc)	10/10/48	2,238	2,256,953
Commercial Mortgage Trust, Series 2015-PC1, Class C	4.588	%(cc)	07/10/50	2,076	1,987,235
Commercial Mortgage Trust, Series 2015-PC1, Class D	4.588	%(cc)	07/10/50	2,212	1,942,883
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.373%		12/15/39	1,352	973,760
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM	5.869	%(cc)	09/15/40	602	582,973
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class F, 144A	3.500	%(cc)	11/15/48	480	281,975
CSMC LLC, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	2,470	2,461,255
CSMC LLC, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,516,494
CSMC Trust, Series 2015-GLPA, Class A, 144A	3.881%		11/15/37	212	213,940
CSMC Trust, Series 2016-MFF, Class E, 1 Month LIBOR + 6.000%, 144A	8.158	%(c)	11/15/33	3,050	3,078,970
CSMC Trust, Series 2017-TIME, Class A, 144A	3.646%		11/13/39	2,950	2,862,701
DBWF Mortgage Trust, Series 2015-LCM, Class D, 144A	3.535	%(cc)	06/10/34	1,634	1,370,079
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.362	%(cc)	03/25/24	94,601	1,004,874
Fannie Mae-Aces, Series 2017-M15, Class ATS2	3.196	%(cc)	11/25/27	540	519,346
FHLMC Multifamily Structured Pass-Through Certificates, Series 2017-SR01, Class A3	3.089%		11/25/27	480	457,258
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.204	%(cc)	04/25/20	2,357	29,384
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.747	%(cc)	07/25/21	6,359	235,335
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.668	%(cc)	10/25/21	412	15,316
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	3,274	3,235,306
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.277	%(cc)	02/25/32	26,118	3,781,487
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	59,643	355,278
GE Business Loan Trust, Series 2006-1A, Class B, 1 Month LIBOR + 0.300%, 144A	2.458	%(c)	05/15/34	2,484	2,334,284
GE Business Loan Trust, Series 2006-2A, Class A	1.657	%(cc)	11/15/34	2,343	2,301,440
Government National Morgage Assoc., Series 2015-48, Class AS	2.900	%(cc)	02/16/49	3,721	3,615,437
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.711	%(cc)	03/16/47	40,982	1,539,176
Government National Mortgage Assoc., Series 2015-183, Class IO, IO	0.946	%(cc)	09/16/57	24,133	1,639,744

A1416

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2017-168, Class AS	2.700%		08/16/58	5,320	$ 5,109,249
Government National Mortgage Assoc., Series 2017-69, Class AS	2.750%		02/16/58	2,512	2,398,929
Government National Mortgage Assoc., Series 2017-71, Class AS	2.700%		04/16/57	1,648	1,566,480
Government National Mortgage Assoc., Series 2017-86, Class AS	2.750%		02/16/58	1,908	1,834,345
Government National Mortgage Assoc., Series 2017-89, Class AB	2.600%		07/16/58	1,597	1,528,423
Government National Mortgage Assoc., Series 2017-90, Class AS	2.700%		07/16/57	2,230	2,131,243
Government National Mortgage Assoc., Series 2018-108, Class A	3.250	%(cc)	05/16/59	190	186,254
Government National Mortgage Assoc., Series 2018-118, Class AC	3.200%		05/16/49	430	421,048
Government National Mortgage Assoc., Series 2018-123, Class AH	3.250%		09/16/52	40	39,267
Government National Mortgage Assoc., Series 2018-129, Class AG	3.100%		05/16/59	1,320	1,288,752
Government National Mortgage Assoc., Series 2018-98, Class A	3.000%		10/16/50	558	542,150
Government National Mortgage Assoc., Series 2018-99, Class A	3.200%		01/16/52	439	430,210
Government National Mortgage Assoc., Series 2014-64, Class A	2.200%		02/16/45	2,966	2,924,076
Government National Mortgage Assoc., Series 2014-78, Class A	2.200%		04/16/47	221	219,049
Government National Mortgage Assoc., Series 2014-109, Class A	2.325%		01/16/46	1,286	1,267,029
Government National Mortgage Assoc., Series 2015-47, Class AE	2.900	%(cc)	11/16/55	2,456	2,397,272
Government National Mortgage Assoc., Series 2015-73, Class AC	2.900	%(cc)	02/16/53	705	683,979
Government National Mortgage Assoc., Series 2017-41, Class AS	2.600%		06/16/57	4,940	4,678,693
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS	3.777	%(cc)	05/10/50	4,988	4,940,544
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B	4.148	%(cc)	05/10/50	1,540	1,523,497
GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 1 Month LIBOR + 1.300%, 144A	3.458	%(c)	09/15/31	11,720	11,725,675
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A, 144A	3.721%		02/10/37	2,860	2,806,474
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 144A	2.856%		05/10/34	2,940	2,867,884
GS Mortgage Securities Corp. Trust, Series 2018-RIVR, Class A, 1 Month LIBOR + 0.950%, 144A	3.108	%(c)	07/15/35	2,052	2,051,549
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	2,199	1,882,392
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.977	%(cc)	08/10/45	251	253,804
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161	%(cc)	11/10/46	1,210	1,274,934
GS Mortgage Securities Trust, Series 2015-GS1, Class E, 144A	4.569	%(cc)	11/10/48	2,000	1,427,021

A1417

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2015-GS1, Class F, 144A	4.569	%(cc)	11/10/48	1,100	$654,968
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.180	%(cc)	11/10/47	18,919	865,150
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.558	%(cc)	07/10/48	799	785,156
Hilton Orlando Trust, Series 2018-ORL, Class A, 1 Month LIBOR + 0.770%, 144A	2.928	%(c)	12/15/34	5,766	5,762,412
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 144A	4.155%		08/05/34	675	661,114
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFL, 1 Month LIBOR + 0.950%, 144A	3.060	%(c)	07/05/33	7,399	7,380,537
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 144A	4.128%		07/05/31	5,051	5,181,703
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 Month LIBOR + 1.000%, 144A	3.158	%(c)	06/15/32	4,826	4,832,054
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class D, 1 Month LIBOR + 2.100%, 144A	4.258	%(c)	06/15/32	2,409	2,425,565
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	5.050	%(cc)	01/15/47	540	562,545
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.771	%(cc)	08/15/48	3,600	3,725,632
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.278	%(cc)	04/15/47	5,504	104,112
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.425	%(cc)	04/15/47	1,697	29,560
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C	4.441	%(cc)	07/15/48	3,667	3,576,586
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5	3.409%		10/15/50	5,580	5,425,125
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502	%(cc)	06/12/47	7,140	5,855,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AJ	6.012	%(cc)	02/12/49	1,262	929,146
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	6.100	%(cc)	02/15/51	39	38,689
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 144A	4.248%		07/05/33	3,171	3,248,765
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729	%(cc)	04/20/48	7,523	7,443,284
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193	%(cc)	09/12/49	3,686	2,827,765
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	1,166	885,181
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	207	207,345
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 1 Month LIBOR + 0.950%, 144A	3.108	%(c)	06/15/33	3,000	3,003,734
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36	1,900	1,792,825
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 Month LIBOR + 0.750%, 144A	2.871	%(c)	11/11/34	5,696	5,693,744

A1418

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.423	%(cc)	07/15/46	569	$571,946
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48	672	455,054
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.266	%(cc)	05/15/48	3,250	2,829,291
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.855	%(cc)	06/15/48	9,651	341,541
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C	4.176	%(cc)	07/15/48	2,279	2,220,169
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class E, 144A	5.041	%(cc)	01/15/59	1,571	1,332,802
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.568	%(cc)	06/15/45	15,344	602,051
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.271	%(cc)	05/15/45	3,755	3,478,802
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.112	%(cc)	06/15/46	1,000	910,689
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.264	%(cc)	03/15/47	11,073	454,998
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.205	%(cc)	05/15/47	11,002	435,206
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.468	%(cc)	11/15/47	3,570	3,520,606
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.723	%(cc)	05/15/47	2,346	73,836
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	1.046	%(cc)	11/15/47	27,232	1,076,110
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.433	%(cc)	11/15/47	63,715	1,170,232

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $276,397,006)					269,967,814

CORPORATE BONDS — 32.9%

Aerospace & Defense — 0.5%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	1,810	1,844,366
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,460,424
Harris Corp., Sr. Unsec’d. Notes	4.854%		04/27/35	490	502,877
Harris Corp., Sr. Unsec’d. Notes	5.054%		04/27/45	1,120	1,178,397
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23	240	237,448
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	2,420	2,391,627
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%		05/15/36	480	500,336
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.930%		01/15/25	1,600	1,519,934
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.250%		01/15/28	4,310	4,052,788
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,030	1,031,908
United Technologies Corp., Sr. Unsec’d. Notes	3.950%		08/16/25	970	965,409
United Technologies Corp., Sr. Unsec’d. Notes	4.125%		11/16/28	2,110	2,095,589
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	980	968,843

					19,749,946

Agriculture — 0.6%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	1,060	1,036,616
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	4,270	4,498,436
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%		08/15/27	6,420	5,978,613

A1419

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	4.540%	08/15/47	2,720	$2,505,615
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.875%	11/01/19	2,080	2,056,845
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	1,710	1,646,011
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	11/02/22	2,120	2,036,921
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21	2,060	2,034,695
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	240	233,839
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%	06/12/20	468	467,044
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.150%	09/15/43	990	1,103,384
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	06/23/19	2,470	2,555,054

				26,153,073

Airlines — 0.0%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates^	6.821%	02/10/24	1,145	1,255,083
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	06/17/21	439	458,171

				1,713,254

Apparel — 0.0%
Hanesbrands, Inc., Gtd. Notes, 144A	4.625%	05/15/24	150	145,781
Hanesbrands, Inc., Gtd. Notes, 144A	4.875%	05/15/26	620	592,875

				738,656

Auto Manufacturers — 0.5%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750%	10/01/27	680	641,749
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850%	09/15/21	370	353,348
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.450%	05/18/20	300	296,022
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.750%	02/22/28	3,325	3,248,788
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	3,348	3,718,739
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	1,160	965,904
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%	03/27/20	200	196,641
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%	08/02/21	1,620	1,694,250
General Motors Co., Sr. Unsec’d. Notes	5.150%	04/01/38	320	297,626
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	6,852	7,305,047
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	420	430,680
General Motors Financial Co., Inc., Gtd. Notes	2.450%	11/06/20	640	627,215
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	490	481,920
General Motors Financial Co., Inc., Gtd. Notes	4.250%	05/15/23	200	199,854
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	380	363,042
General Motors Financial Co., Inc., Gtd. Notes	4.375%	09/25/21	1,430	1,455,342

				22,276,167

A1420

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	2,151	$2,177,913

Banks — 10.0%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.450%		06/04/20	700	689,424
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25	1,940	1,944,834
Banco de Credito e Inversiones SA (Chile), Sr. Unsec’d. Notes, 144A	3.500%		10/12/27	1,800	1,642,499
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800%		02/23/28	400	363,421
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%		04/12/23	2,200	2,149,395
Banco Santander SA (Spain), Sr. Unsec’d. Notes	4.379%		04/12/28	3,200	3,035,108
Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.457	%(c)	04/12/23	1,000	1,001,974
Bank of America Corp., Sr. Unsec’d. Notes	3.004%		12/20/23	2,400	2,329,044
Bank of America Corp., Sr. Unsec’d. Notes	3.419%		12/20/28	10,242	9,613,039
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.550%		03/05/24	2,690	2,659,116
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824%		01/20/28	8,873	8,634,503
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	508	497,383
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	1,839	1,814,840
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	308	307,951
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	4,400	4,338,912
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	2,790	2,697,406
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%		07/21/28	4,580	4,366,591
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	4,030	4,070,293
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	5,080	5,161,123
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,430,617
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	1,953	1,955,356
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	3,110	3,313,027
Bank of America Corp., Jr. Sub. Notes	6.100%		12/29/49	1,080	1,131,299
Bank of America Corp., Jr. Sub. Notes	6.250%		09/29/49	2,210	2,328,788
Bank of Montreal (Canada), Sub. Notes	3.803%		12/15/32	470	439,140
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.200%		07/20/20	920	901,771
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%		05/16/29	1,280	1,260,377
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	4.400%		08/14/28	5,650	5,544,556
BNP Paribas SA (France), Sub. Notes, MTN, 144A	4.375%		03/01/33	2,010	1,912,736
BNP Paribas SA (France), Sub. Notes, 144A	4.625%		03/13/27	830	819,270
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	1,490	1,515,371
CIT Group, Inc., Sr. Unsec’d. Notes(a)	4.750%		02/16/24	1,080	1,082,645
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/07/25	740	754,799
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%		07/24/28	4,555	4,337,178
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%		01/10/28	3,575	3,470,753
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	300	302,537
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	4,050	4,050,675
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	8,255	8,159,619
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%		07/30/45	5,048	5,094,180
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	350	341,400
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	556	581,383
Citigroup, Inc., Jr. Sub. Notes(a)	5.350%		04/29/49	1,160	1,139,700
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	6,430	6,850,107

A1421

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Jr. Sub. Notes(a)	5.900%		02/15/23	630	$644,175
Citigroup, Inc., Jr. Sub. Notes	5.950%		12/31/49	1,510	1,543,552
Citigroup, Inc., Jr. Sub. Notes	5.950%		12/29/49	5,930	5,981,888
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	558	635,914
Citigroup, Inc., Jr. Sub. Notes	6.300%		12/29/49	2,710	2,767,588
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	309	446,031
Commonwealth Bank of Australia (Australia), Sub. Notes, 144A(a)	4.500%		12/09/25	2,483	2,460,176
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	3.900%		07/12/47	2,610	2,410,387
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	5.000%		10/15/19	870	887,975
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, MTN	2.250%		01/14/20	550	544,553
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	4.750%		01/15/20	2,010	2,048,443
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.375%		08/04/25	6,720	6,654,618
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.625%		12/01/23	4,190	4,253,876
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	5.250%		08/04/45	1,200	1,260,413
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes, 144A	11.000%		12/29/49	3,285	3,467,318
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A(a)	2.500%		04/15/19	1,020	1,018,583
Credit Agricole SA (France), Jr. Sub. Notes, 144A.	8.375%		12/13/49	4,290	4,452,484
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550%		04/17/26	350	351,680
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	4,950	5,017,491
Goldman Sachs Capital II, Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)	4.000	%(c)	06/01/43	227	189,545
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%		05/01/29	1,686	1,661,312
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	3,904	4,696,338
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.876%		10/31/22	300	292,556
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	1,930	1,831,555
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	3,220	3,201,318
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,610	2,618,608
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	4,680	4,637,349
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	3,180	3,234,654
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	3,380	3,449,556
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,310	1,371,566
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	5,460	5,628,118
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	3,750	3,919,838
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	6,970	8,377,473

A1422

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
HSBC Bank USA NA, Sub. Notes	4.875%	08/24/20	2,290	$2,348,728
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.250%	12/31/49	2,720	2,709,800
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.500%	03/28/49	2,720	2,624,800
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583%	06/19/29	6,330	6,330,100
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.400%	03/08/21	4,800	4,790,650
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.900%	05/25/26	220	213,349
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	03/14/24	1,600	1,591,506
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	08/18/25	2,710	2,658,744
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%	03/08/26	340	338,523
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375%	12/29/49	2,010	1,992,995
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.500%	10/01/19	910	904,877
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%	09/25/23	2,700	2,846,737
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375%	01/12/23	830	768,399
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%	01/12/28	2,935	2,479,346
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	4.375%	01/12/48	2,260	1,712,573
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.125%	07/14/22	1,700	1,579,652
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%	07/14/27	3,820	3,260,014
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%	06/26/24	6,600	5,955,745
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.710%	01/15/26	500	454,844
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%	03/01/21	620	608,873
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	05/01/28	1,591	1,519,638
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%	02/01/28	11,804	11,487,266
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.203%	07/23/29	1,840	1,834,529
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	1,300	1,288,506
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	10	9,905
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	90	91,737
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	690	686,571
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	630	646,026
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%	07/22/20	1,230	1,255,928
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	690	711,302
JPMorgan Chase & Co., Sub. Notes(a)	4.950%	06/01/45	3,790	3,974,383
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.700%	08/17/20	310	307,124
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	03/22/28	610	595,032
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.574%	11/07/28	500	457,999
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%	11/04/24	4,800	4,714,932
Macquarie Group Ltd. (Australia), Sr. Unsec’d. Notes, MTN, 144A	4.654%	03/27/29	4,395	4,366,810

A1423

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	1,180	$1,154,640
Morgan Stanley, Sr. Unsec’d. Notes	3.625%		01/20/27	2,956	2,838,567
Morgan Stanley, Sr. Unsec’d. Notes	3.737%		04/24/24	4,520	4,481,611
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	1,792	1,761,472
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	5,998	5,978,001
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/24/20	280	290,508
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	804,722
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	3,650	3,732,253
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200%		04/30/21	1,500	1,497,237
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	2.150%		10/26/20	1,340	1,313,185
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.519%		06/25/24	200	199,432
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.892%		05/18/29	2,791	2,773,839
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	6,030	6,034,590
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	2,900	3,016,927
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,360	1,422,009
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	560	578,558
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes.	2.375%		03/16/20	800	789,992
Santander UK PLC (United Kingdom), Sub. Notes	7.950%		10/26/29	3,368	4,001,592
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%		11/07/23	505	509,083
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A.	3.950%		01/11/23	250	244,690
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A(a)	5.700%		03/26/44	2,530	2,620,015
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.058%		07/14/21	1,720	1,653,640
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	3.350%		05/24/21	1,580	1,577,471
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	3.250%		06/11/21	1,810	1,809,413
Toronto-Dominion Bank (The) (Canada), Sub. Notes	3.625%		09/15/31	4,992	4,691,629
UBS Group Funding Switzerland AG (Switzerland), Sub. Notes	7.625%		08/17/22	3,940	4,389,160
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%		05/23/23	3,760	3,684,272
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,100	2,086,950
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28	7,937	7,864,663
US Bank NA/Cincinnati OH, Sr. Unsec’d. Notes	3.150%		04/26/21	1,480	1,476,812
Wachovia Capital Trust III, Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)	5.570	%(c)	03/15/42	7,420	7,349,510
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		10/23/26	9,148	8,488,879
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	7,590	7,561,260

A1424

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo & Co., Sub. Notes, MTN	4.400%	06/14/46	520	$489,831
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	4.600%	04/01/21	5,840	6,005,650
Wells Fargo & Co., Sub. Notes, MTN	4.650%	11/04/44	3,180	3,095,285
Wells Fargo & Co., Sub. Notes, MTN	4.750%	12/07/46	2,050	2,042,141
Wells Fargo & Co., Sub. Notes, GMTN	4.900%	11/17/45	3,660	3,708,092
Wells Fargo & Co., Sub. Notes	5.606%	01/15/44	1,431	1,580,725
Wells Fargo Bank NA, Sub. Notes	5.850%	02/01/37	8,193	9,491,447
Wells Fargo Bank NA, Sub. Notes	6.600%	01/15/38	2,452	3,080,027
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.300%	05/26/20	280	276,579
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.600%	11/23/20	1,570	1,547,317
Westpac Banking Corp. (Australia), Sub. Notes, GMTN	4.322%	11/23/31	3,073	2,961,143

				424,063,833

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	9,755	9,768,092
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	2,310	2,276,459
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	6,060	5,991,305
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%	02/01/26	140	136,037
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	4,050	4,095,850
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.000%	04/13/28	2,380	2,345,903
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	2,400	2,317,291
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.700%	05/15/28	3,894	3,865,805
Becle SAB de CV (Mexico), Gtd. Notes, 144A	3.750%	05/13/25	1,000	960,628
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,270	1,286,935
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%	04/01/25	1,140	1,112,925
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%	07/15/20	2,580	2,656,163
Molson Coors Brewing Co., Gtd. Notes	3.500%	05/01/22	330	327,187
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%	03/05/42	610	600,716
Pernod Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	3,660	3,733,212

				41,474,508

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20	330	324,826
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	360	359,635
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	301	297,785
Celgene Corp., Sr. Unsec’d. Notes	2.250%	08/15/21	1,350	1,304,797
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	920	917,242
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	2,350	2,315,066
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	520	516,757
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	130	131,617
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550%	09/01/20	430	425,678
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,060	1,063,281
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	1,400	1,326,364

A1425

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	910	$937,987

				9,921,035

Building Materials — 0.1%
CRH America Finance, Inc. (Ireland), Gtd. Notes, 144A	4.500%	04/04/48	3,057	2,804,676

Chemicals — 0.3%
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500%	07/19/22	1,800	1,741,450
Equate Petrochemical BV (Kuwait), Gtd. Notes, MTN, 144A	4.250%	11/03/26	2,280	2,240,100
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	180	180,902
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	780	841,476
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,040,573
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	1,870	1,795,200
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	3.933%	04/23/21	2,230	2,223,728
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	4.441%	04/24/23	575	571,494

				10,634,923

Commercial Services — 0.2%
Adani Ports & Special Economic Zone Ltd. (India), Sr. Unsec’d. Notes, 144A	4.000%	07/30/27	1,033	930,681
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN, 144A	5.625%	09/25/48	4,280	4,238,022
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	352	362,508
Service Corp. International, Sr. Unsec’d. Notes	7.500%	04/01/27	460	517,215
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	1,876,338
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	1,380	1,293,750
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	370	377,400

				9,595,914

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes(a)	2.000%	11/13/20	1,610	1,581,346
Apple, Inc., Sr. Unsec’d. Notes	2.450%	08/04/26	5,400	4,979,820
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	862	906,509
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	6.020%	06/15/26	2,879	3,077,168
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	2,325	2,894,055
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	5,955	5,970,047
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	4,720	4,791,161

				24,200,106

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	5.000%	10/01/21	570	586,294
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750%	05/15/19	2,760	2,770,873
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.500%	05/15/21	320	324,966

A1426

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.625%	10/30/20	800	$815,258
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	3.500%	08/01/25	617	589,787
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	4.250%	02/15/24	724	732,338
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	2,572	2,748,825
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%	05/26/20	1,550	1,530,799
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	1,423	1,360,234
E*TRADE Financial Corp., Sr. Unsec’d. Notes	3.800%	08/24/27	792	752,783
E*TRADE Financial Corp., Sr. Unsec’d. Notes	4.500%	06/20/28	2,103	2,111,606
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	5,032	4,735,890
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	8,758	8,557,581
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	04/01/19	3,115	3,157,994
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	08/15/22	491	519,397
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	670	761,478
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%	02/01/43	260	268,331
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,920	2,020,800
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	4.500%	03/15/27	1,561	1,551,006
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	4.875%	04/15/45	1,023	955,856
SURA Asset Management SA (Colombia), Gtd. Notes, 144A	4.875%	04/17/24	2,300	2,301,150
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	5,130	4,974,160
Visa, Inc., Sr. Unsec’d. Notes	4.300%	12/14/45	2,710	2,802,120

				46,929,526

Electric — 1.6%
Ausgrid Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	4.350%	08/01/28	3,189	3,171,700
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.800%	07/15/48	1,017	918,670
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500%	04/01/28	1,320	1,245,017
Dominion Energy, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	1,216	1,531,407
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	08/15/47	110	99,145
Duke Energy Progress LLC, First Mortgage	2.800%	05/15/22	1,490	1,461,455
Edison International, Sr. Unsec’d. Notes	4.125%	03/15/28	2,490	2,464,325
Entergy Louisiana LLC, Collateral Trust	4.000%	03/15/33	1,813	1,817,384
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	3,040	3,113,090
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	1,100	1,118,985
FirstEnergy Corp., Sr. Unsec’d. Notes	3.900%	07/15/27	2,880	2,801,547
FirstEnergy Corp., Sr. Unsec’d. Notes	4.250%	03/15/23	3,540	3,595,048
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	10,860	14,017,369
Massachusetts Electric Co., Unsec’d. Notes, 144A	4.004%	08/15/46	2,027	1,918,347

A1427

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Minejesa Capital BV (Indonesia), Sr. Sec’d. Notes, 144A	4.625%	08/10/30	1,050	$962,355
Ohio Edison Co., First Mortgage	8.250%	10/15/38	978	1,402,606
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.300%	12/01/27	3,604	3,294,882
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	2,770	3,089,912
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	6,886	7,826,922
PPL Electric Utilities Corp., First Mortgage	5.200%	07/15/41	882	980,087
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	4,405	5,765,856
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,020	1,039,695
South Carolina Electric & Gas Co., First Mortgage	6.050%	01/15/38	2,791	3,155,277
South Carolina Electric & Gas Co., First Mortgage	6.625%	02/01/32	825	969,458

				67,760,539

Electronics — 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.900%	06/15/28	4,100	4,123,296

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.250%	06/01/25	30	30,486
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	510	517,910

				548,396

Environmental Control — 0.0%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,290	1,274,067
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	440	451,417

				1,725,484

Foods — 0.4%
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.077%	11/02/21	2,410	2,306,572
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.589%	11/02/23	3,710	3,489,816
Kraft Heinz Foods Co., Gtd. Notes	4.000%	06/15/23	110	110,313
Kraft Heinz Foods Co., Gtd. Notes(a)	3.000%	06/01/26	510	465,530
Kraft Heinz Foods Co., Gtd. Notes	3.500%	06/06/22	20	19,876
Kraft Heinz Foods Co., Gtd. Notes	3.500%	07/15/22	2,300	2,282,489
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	570	561,694
Kraft Heinz Foods Co., Gtd. Notes	5.000%	06/04/42	380	362,838
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	930	918,666
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	410	400,777
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	1,547	1,590,975
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	800	800,048
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875%	11/01/26	1,130	1,107,400
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	480	479,958
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,310	1,307,490
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	70	70,078

				16,274,520

Gas — 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	2,788	2,738,424

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	2,010	2,004,360
Abbott Laboratories, Sr. Unsec’d. Notes	4.750%	11/30/36	1,050	1,117,454

A1428

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Abbott Laboratories, Sr. Unsec’d. Notes	4.900%	11/30/46	1,730	$1,878,851
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.363%	06/06/24	2,900	2,801,929
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	776	759,993
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	650	640,902
Medtronic Global Holdings SCA, Gtd. Notes(a)	3.350%	04/01/27	1,270	1,239,937
Medtronic, Inc., Gtd. Notes(a)	3.125%	03/15/22	350	347,605
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	4,530	4,492,330

				15,283,361

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.800%	06/15/23	470	450,334
Anthem, Inc., Sr. Unsec’d. Notes	2.950%	12/01/22	610	593,082
Anthem, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	2,550	2,509,835
Anthem, Inc., Sr. Unsec’d. Notes	3.350%	12/01/24	470	455,764
Anthem, Inc., Sr. Unsec’d. Notes	3.650%	12/01/27	2,120	2,013,985
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	994	964,340
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	396,453
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	560	569,799
Centene Corp., Sr. Unsec’d. Notes	6.125%	02/15/24	960	1,008,000
Centene Corp., Sr. Unsec’d. Notes, 144A(a)	5.375%	06/01/26	460	470,971
Centene Corp., Sr. Unsec’d. Notes(a)	4.750%	05/15/22	1,070	1,082,038
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	20	19,075
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	252,260
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	990	1,044,450
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	3.400%	09/17/21	1,160	1,155,378
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	3.750%	07/15/23	3,100	3,090,516
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.125%	11/15/25	890	887,464
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.375%	10/15/28	2,240	2,233,475
HCA, Inc., Gtd. Notes	5.625%	09/01/28	50	50,250
HCA, Inc., Sr. Sec’d. Notes(a)	4.500%	02/15/27	90	88,088
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	230	235,750
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	180	185,175
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	4,504	4,565,930
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,720	1,823,200
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,440	1,576,800
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,050	1,027,673
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	860	845,295
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	570	564,387
Humana, Inc., Sr. Unsec’d. Notes	4.800%	03/15/47	100	101,993
Humana, Inc., Sr. Unsec’d. Notes	4.950%	10/01/44	450	467,297
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	1,367	1,365,283
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	1,870	1,787,779
NYU Langone Hospitals, Sec’d. Notes	4.368%	07/01/47	317	319,938
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20	1,390	1,381,263
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21	910	899,674
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	9,952
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	570	571,735
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	190	190,903
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,788,080

				39,043,664

Home Builders — 0.1%
Lennar Corp., Gtd. Notes	4.750%	05/30/25	160	156,000
Lennar Corp., Gtd. Notes	4.750%	11/29/27	1,730	1,660,800

A1429

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Lennar Corp., Gtd. Notes	5.000%	06/15/27	100	$97,500
Lennar Corp., Gtd. Notes	4.500%	04/30/24	880	861,696
Toll Brothers Finance Corp., Gtd. Notes(a)	4.375%	04/15/23	610	605,425

				3,381,421

Household Products/Wares — 0.0%
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	810	818,100

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%	04/01/21	1,440	1,416,911
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	1,450	1,419,181
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	1,340	1,274,485

				4,110,577

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	900	875,216
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	636	639,179
Assurant, Inc., Sr. Unsec’d. Notes	4.900%	03/27/28	1,668	1,663,914
Chubb INA Holdings, Inc., Gtd. Notes	2.300%	11/03/20	570	559,632
Chubb INA Holdings, Inc., Gtd. Notes	3.350%	05/03/26	1,000	972,020
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	813	956,004
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	1,157	1,193,528
MetLife, Inc., Sr. Unsec’d. Notes(a)	5.875%	02/06/41	1,020	1,195,742
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	3,610	3,826,600
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950%	11/01/19	860	858,820
Reliance Standard Life Global Funding II, Sr. Sec’d. Notes, MTN, 144A	2.500%	01/15/20	520	514,699
Securian Financial Group, Inc., Sr. Unsec’d. Notes, 144A.	4.800%	04/15/48	1,982	1,945,918
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	9,711	10,316,124
Unum Group, Sr. Unsec’d. Notes	5.750%	08/15/42	960	1,006,337
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,172,848

				28,696,581

Internet — 0.5%
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes(a)	3.600%	11/28/24	4,350	4,277,209
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes	4.200%	12/06/47	1,664	1,517,911
Amazon.Com, Inc., Sr. Unsec’d. Notes	3.150%	08/22/27	2,040	1,954,638
Amazon.com, Inc., Sr. Unsec’d. Notes	3.875%	08/22/37	1,030	1,008,422
Amazon.com, Inc., Sr. Unsec’d. Notes	4.050%	08/22/47	1,280	1,260,887
Amazon.com, Inc., Sr. Unsec’d. Notes	5.200%	12/03/25	1,882	2,066,724
Amazon.com, Inc., Sr. Unsec’d. Notes	4.950%	12/05/44	1,830	2,046,594
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.875%	09/29/23	2,610	2,581,289
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	3.595%	01/19/28	5,412	5,122,527

				21,836,201

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.250%	02/25/22	740	793,649
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.000%	10/15/39	460	534,682

A1430

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/10/39	844	$988,746
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	3,140	3,646,168

				5,963,245

Leisure Time — 0.1%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,675	2,076,806
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%	12/15/21	710	714,438
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000%	02/15/28	1,190	1,143,638

				3,934,882

Lodging — 0.1%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.125%	05/01/26	360	358,200
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.625%	04/01/25	80	77,900
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875%	04/01/27	2,610	2,572,755
Sands China Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.600%	08/08/23	980	979,802
Sands China Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.125%	08/08/25	1,600	1,596,401

				5,585,058

Machinery-Construction & Mining — 0.0%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	320	324,681

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%	01/15/20	510	502,748
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/17/19	140	139,645
Nvent Finance Sarl (United Kingdom), Gtd. Notes, 144A	4.550%	04/15/28	4,416	4,299,264

				4,941,657

Media — 1.5%
21st Century Fox America, Inc., Gtd. Notes	6.650%	11/15/37	130	171,867
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	1,534	2,349,245
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	490	503,851
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	331,029
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	265	360,711
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	2,110	2,110,000
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125%	02/01/27	3,030	3,120,899
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	140	141,531
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	1,070	1,005,693
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	2,360	2,236,099
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.579%	07/23/20	1,050	1,050,593
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	04/01/38	1,490	1,449,310

A1431

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.750%	04/01/48	60	$60,038
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	310	342,163
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.200%	03/15/28	2,820	2,697,906
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	290	294,474
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	500	537,492
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	97,509
Comcast Corp., Gtd. Notes	3.900%	03/01/38	2,110	1,933,912
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,450	1,400,156
Comcast Corp., Gtd. Notes	3.969%	11/01/47	5,750	5,131,907
Comcast Corp., Gtd. Notes	3.999%	11/01/49	377	335,508
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	182,940
Comcast Corp., Gtd. Notes	4.250%	01/15/33	530	519,567
Comcast Corp., Gtd. Notes	5.650%	06/15/35	160	177,198
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	4.500%	06/30/43	472	406,211
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	5,880	7,642,491
DISH DBS Corp., Gtd. Notes(a)	7.750%	07/01/26	90	84,897
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	5,095	4,566,394
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%	07/06/27	2,830	2,780,475
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,370	2,359,337
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	660	676,185
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	332	360,143
Time Warner Cable LLC, Sr. Sec’d. Notes	4.125%	02/15/21	1,905	1,920,297
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20	830	847,404
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	1,620	1,635,572
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	4,520	5,177,296
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%	04/01/19	2,180	2,235,721
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%	07/15/33	1,400	1,738,730
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	770	832,612
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	400	399,500
Viacom, Inc., Sr. Unsec’d. Notes(a)	3.875%	04/01/24	570	560,014
Viacom, Inc., Sr. Unsec’d. Notes	4.250%	09/01/23	460	463,135
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%	08/15/26	400	395,000
Warner Media LLC, Gtd. Notes	4.750%	03/29/21	710	731,446

				64,354,458

Mining — 1.0%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.125%	05/15/28	250	256,875
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	1,850	1,956,375
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	3.625%	09/11/24	630	599,797

A1432

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	3.750%	04/10/22	2,130	$2,102,672
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	4.000%	09/11/27	6,476	5,968,916
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	4.750%	04/10/27	1,070	1,043,128
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	200	208,279
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	1,640	1,773,660
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	260	288,651
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%	02/24/22	175	172,196
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,600	1,776,156
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750%	10/19/75	4,980	5,459,325
Freeport-McMoRan, Inc., Gtd. Notes	3.875%	03/15/23	20	19,334
Freeport-McMoRan, Inc., Gtd. Notes	4.550%	11/14/24	40	38,800
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	856	778,960
Freeport-McMoRan, Inc., Gtd. Notes	6.875%	02/15/23	1,840	1,959,600
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.550%	10/25/42	3,697	3,647,127
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.875%	04/16/20	450	444,227
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.000%	03/27/27	7,320	6,870,725
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.125%	05/30/23	280	279,658
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.250%	11/08/42	5,160	5,216,489
Yamana Gold, Inc. (Brazil), Gtd. Notes	4.625%	12/15/27	1,450	1,364,351

				42,225,301

Miscellaneous Manufacturing — 0.6%
Eaton Corp., Gtd. Notes	2.750%	11/02/22	4,950	4,803,966
Eaton Corp., Gtd. Notes	4.150%	11/02/42	1,690	1,600,871
General Electric Co., Sr. Unsec’d. Notes, GMTN	5.500%	01/08/20	200	205,778
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.150%	08/07/37	4,245	4,862,087
General Electric Co., Sr. Unsec’d. Notes, MTN(a)	4.375%	09/16/20	682	696,754
General Electric Co., Sr. Unsec’d. Notes(a)	4.500%	03/11/44	600	565,929
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	1,413	1,455,841
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	98	101,193
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	1,051	1,095,184
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	1,010	1,127,409
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	4,177	5,217,141
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	2.350%	10/15/26	3,645	3,289,064

				25,021,217

Oil & Gas — 3.1%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	190	233,086
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	1,690	1,736,809
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	5.550%	03/15/26	2,470	2,620,892
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	1,190	1,357,883
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46	1,320	1,552,312
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,041	1,024,731

A1433

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44	1,370	$1,214,458
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	310	292,898
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	1,990	1,968,180
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	578	631,627
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.535%	11/04/24	300	298,276
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.119%	05/04/26	3,030	2,889,247
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.216%	11/28/23	2,880	2,825,509
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.506%	03/17/25	320	316,474
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	171,117
Chesapeake Energy Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	258	269,610
Chevron Corp., Sr. Unsec’d. Notes	2.954%	05/16/26	2,660	2,540,179
Cimarex Energy Co., Sr. Unsec’d. Notes	3.900%	05/15/27	530	506,312
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%	05/05/25	5,940	5,695,070
Concho Resources, Inc., Gtd. Notes	4.300%	08/15/28	1,260	1,254,896
Concho Resources, Inc., Gtd. Notes	4.375%	01/15/25	840	845,868
Continental Resources, Inc., Gtd. Notes	4.375%	01/15/28	620	615,366
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	330	335,809
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	3,620	3,556,392
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	3,920	3,861,381
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	140	148,472
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%	12/15/25	2,120	2,310,438
Diamondback Energy, Inc., Gtd. Notes	5.375%	05/31/25	560	571,200
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	4,800	4,747,200
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	8,189	8,621,943
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	1,140	1,165,805
Equinor ASA (Norway), Gtd. Notes	7.150%	11/15/25	1,904	2,295,012
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	2,180	2,114,526
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	1,630	1,652,374
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	5.375%	04/24/30	260	264,186
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	6.375%	10/24/48	940	985,703
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	4,163	5,184,989
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	300	273,750
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.850%	01/15/28	1,500	1,416,850
Noble Energy, Inc., Sr. Unsec’d. Notes	4.950%	08/15/47	730	699,083
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	990	976,466
Oasis Petroleum, Inc., Gtd. Notes	6.875%	03/15/22	304	309,314
Occidental Petroleum Corp., Sr. Unsec’d. Notes(a)	3.000%	02/15/27	1,200	1,140,081
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	440	435,643
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.400%	04/15/26	1,610	1,574,076
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100%	02/15/47	1,650	1,598,952
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	480	488,262
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%	06/15/45	1,570	1,631,203
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.299%	01/27/25	17,239	16,101,226
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	02/01/29	930	830,351
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.250%	03/17/44	2,950	2,801,025
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.125%	01/17/22	435	449,072

A1434

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%	03/17/24	2,690	$2,695,380
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	1,060	1,073,409
Petroleos Mexicanos (Mexico), Gtd. Notes	4.500%	01/23/26	3,664	3,425,840
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,270	1,074,928
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	2,740	2,537,240
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	310	307,985
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	1,900	2,004,310
QEP Resources, Inc., Sr. Unsec’d. Notes	5.625%	03/01/26	40	38,250
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	1,440	1,512,000
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	930	911,400
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	300	283,875
Range Resources Corp., Gtd. Notes	5.875%	07/01/22	100	101,750
Shell International Finance BV (Netherlands), Gtd. Notes	6.375%	12/15/38	2,363	3,052,716
Shell International Finance BV (Netherlands), Gtd. Notes	2.875%	05/10/26	2,730	2,592,760
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	710	694,759
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	2,940	2,998,009
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	2,010	2,087,312
Shell International Finance BV (Netherlands), Gtd. Notes	4.550%	08/12/43	1,010	1,061,191
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%	04/10/24	2,230	2,259,581
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39	1,750	2,730,299
Whiting Petroleum Corp., Sr. Unsec’d. Notes(a)	6.625%	01/15/26	430	447,200
Whiting Petroleum Corp., Gtd. Notes	6.250%	04/01/23	180	186,300

				133,478,078

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor, Inc., Sr. Unsec’d. Notes	3.337%	12/15/27	3,564	3,350,641
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	2,413	3,236,441
Halliburton Co., Sr. Unsec’d. Notes	3.800%	11/15/25	2,690	2,666,960
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	3.950%	12/01/42	1,413	1,225,711
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	2,060	2,045,395
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	1,590	1,589,672

				14,114,820

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23	930	920,699
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25	650	636,188
Ball Corp., Gtd. Notes	4.000%	11/15/23	320	312,399
Berry Global, Inc., Sec’d. Notes, 144A	4.500%	02/15/26	210	199,499
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes, 144A	5.125%	07/15/23	610	606,950
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	6.875%	02/15/21	535	541,423
WestRock RKT Co., Gtd. Notes	3.500%	03/01/20	590	590,019

A1435

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
WestRock RKT Co., Gtd. Notes(a)	4.000%	03/01/23	370	$370,457

				4,177,634

Pharmaceuticals — 1.2%
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	1,160	1,152,225
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	2,470	2,418,732
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	350	340,448
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45	368	357,786
Bausch Health Cos., Inc., Gtd. Notes, 144A	5.500%	03/01/23	250	240,625
Bausch Health Cos., Inc., Gtd. Notes, 144A	5.875%	05/15/23	740	721,500
Bausch Health Cos., Inc., Gtd. Notes, 144A	6.125%	04/15/25	550	522,500
Bausch Health Cos., Inc., Gtd. Notes, 144A	8.500%	01/31/27	240	252,000
Bausch Health Cos., Inc., Gtd. Notes, 144A	9.250%	04/01/26	410	442,288
Bausch Health Cos., Inc., Gtd. Notes, 144A	5.625%	12/01/21	390	388,538
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	7.000%	03/15/24	1,330	1,405,145
Bausch Health Cos., Inc., Gtd. Notes, 144A	7.500%	07/15/21	1,440	1,467,000
Bausch Health Cos., Inc., Gtd. Notes, 144A	9.000%	12/15/25	270	290,588
Bayer Corp. (Germany), Gtd. Notes, 144A	6.650%	02/15/28	1,222	1,409,006
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%	06/15/22	860	822,811
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	1,150	1,086,354
CVS Health Corp., Sr. Unsec’d. Notes	3.350%	03/09/21	1,050	1,047,842
CVS Health Corp., Sr. Unsec’d. Notes	3.700%	03/09/23	670	666,493
CVS Health Corp., Sr. Unsec’d. Notes	4.100%	03/25/25	1,750	1,745,314
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	12,821	12,720,469
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	1,330	1,360,382
CVS Health Corp., Sr. Unsec’d. Notes	2.750%	12/01/22	6,440	6,211,183
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	876	863,245
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	820	842,989
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	711	758,497
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	633	706,225
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%	05/15/27	980	943,937
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	2,180	2,143,333
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	1,340	1,289,305
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	1,210	1,161,515
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%	11/10/21	230	222,781
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.950%	12/18/22	390	362,152
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%	11/10/21	1,070	1,036,415
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.800%	07/21/23	230	204,802
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%	07/19/19	570	560,731
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200%	07/21/21	3,750	3,523,875

				51,689,031

Pipelines — 1.1%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	4.600%	11/02/47	1,000	973,659
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes(a)	5.125%	06/30/27	1,030	1,033,863
Colonial Pipeline Co., Sr. Unsec’d. Notes, 144A	4.250%	04/15/48	2,240	2,146,576

A1436

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Energy Transfer LP/Regency Energy Finance Corp., Gtd. Notes	4.500%	11/01/23	470	$476,384
Energy Transfer LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	1,430	1,513,100
Energy Transfer Partners LP, Gtd. Notes	4.950%	06/15/28	340	346,155
Energy Transfer Partners LP, Gtd. Notes	7.500%	07/01/38	4,555	5,438,315
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	6.450%	05/01/21	4,250	4,477,290
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	600	601,723
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%	02/15/20	690	722,409
Kinder Morgan, Inc., Gtd. Notes(a)	4.300%	03/01/28	2,160	2,141,615
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%	02/15/21	180	185,712
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%	01/15/32	2,663	3,364,951
MPLX LP, Sr. Unsec’d. Notes	4.500%	04/15/38	1,090	1,027,320
MPLX LP, Sr. Unsec’d. Notes	4.700%	04/15/48	2,920	2,721,138
MPLX LP, Sr. Unsec’d. Notes	4.875%	12/01/24	1,450	1,504,412
MPLX LP, Sr. Unsec’d. Notes	4.875%	06/01/25	1,520	1,569,761
Northern Natural Gas Co., Sr. Unsec’d. Notes, 144A	4.300%	01/15/49	1,116	1,073,973
Peru LNG Srl (Peru), Sr. Unsec’d. Notes, 144A	5.375%	03/22/30	530	528,145
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	8.000%	03/01/32	2,150	2,761,472
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	460	449,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.375%	02/01/27	150	150,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(a)	5.000%	01/15/28	2,000	1,945,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.875%	04/15/26	380	391,875
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.850%	02/01/26	3,380	4,117,152
Williams Cos., Inc. (The), Sr. Unsec’d. Notes(a)	3.700%	01/15/23	370	366,148
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.750%	06/15/31	1,320	1,590,627
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%	01/15/31	1,711	2,078,193
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%	09/01/21	733	814,084
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	210	279,817
Williams Partners LP, Sr. Unsec’d. Notes	5.250%	03/15/20	730	749,180

				47,539,124

Real Estate Investment Trusts (REITs) — 0.4%
CoreCivic, Inc., Gtd. Notes	4.750%	10/15/27	80	70,800
EPR Properties, Gtd. Notes	4.750%	12/15/26	1,220	1,195,965
EPR Properties, Gtd. Notes	4.950%	04/15/28	5,679	5,580,485
Goodman US Finance Four LLC (Australia), Gtd. Notes, 144A	4.500%	10/15/37	1,080	1,036,182
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%	01/15/28	60	54,906
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	5.625%	05/01/24	210	215,250
SL Green Operating Partnership LP, Gtd. Notes	3.250%	10/15/22	1,276	1,237,459
VEREIT Operating Partnership LP, Gtd. Notes	3.950%	08/15/27	2,309	2,171,708
VEREIT Operating Partnership LP, Gtd. Notes	4.875%	06/01/26	711	717,204
WEA Finance LLC/Westfield UK & Europe Finance PLC (France), Gtd. Notes, 144A	3.750%	09/17/24	5,750	5,663,023

				17,942,982

A1437

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	5.000%	10/15/25	920	$880,909
Beacon Roofing Supply, Inc., Gtd. Notes, 144A(a)	4.875%	11/01/25	540	497,475
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.500%	03/01/27	410	398,190
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,050	2,031,251
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	99,729
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	2.250%	09/15/26	300	271,678
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	1,780	1,689,131
Walmart, Inc., Sr. Unsec’d. Notes	3.700%	06/26/28	3,040	3,040,821

				8,909,184

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.125%	01/15/25	1,280	1,189,201
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27	190	178,874
Intel Corp., Sr. Unsec’d. Notes	3.734%	12/08/47	490	456,623
Intel Corp., Sr. Unsec’d. Notes	3.700%	07/29/25	750	755,027
Marvell Technology Group Ltd., Sr. Unsec’d. Notes	4.200%	06/22/23	1,150	1,144,360
Xilinx, Inc., Sr. Unsec’d. Notes	2.950%	06/01/24	4,178	3,970,532

				7,694,617

Software — 0.6%
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	140	145,775
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	08/08/26	8,020	7,394,873
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	800	767,194
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	3,240	3,167,438
Microsoft Corp., Sr. Unsec’d. Notes(a)	3.300%	02/06/27	6,390	6,267,481
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	130	123,947
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	600	586,986
Microsoft Corp., Sr. Unsec’d. Notes	4.100%	02/06/37	350	361,531
Oracle Corp., Sr. Unsec’d. Notes	6.125%	07/08/39	2,712	3,340,054
salesforce.com, Inc., Sr. Unsec’d. Notes	3.250%	04/11/23	1,490	1,479,220
salesforce.com, Inc., Sr. Unsec’d. Notes	3.700%	04/11/28	490	485,807

				24,120,306

Telecommunications — 1.3%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	1,976,705
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	4,104	4,393,957
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	910	891,284
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	4,350	4,141,500
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,690	1,455,888
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	235,565
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	1,603	1,398,757
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A(a)	4.375%	06/10/25	900	832,770
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	460	653,372
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,018,750
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.820%	01/19/22	610	595,555
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	2,560	2,714,880
Sprint Corp., Gtd. Notes	7.875%	09/15/23	1,840	1,984,900

A1438

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	480	$478,200
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	1,050	1,022,438
Telefonica Emisiones SAU (Spain), Gtd. Notes	4.103%	03/08/27	1,990	1,912,970
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,520	1,562,185
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.213%	03/08/47	170	166,322
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376%	02/15/25	3,561	3,456,582
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%	11/01/34	340	331,562
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	2,651	2,644,412
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.329%	09/21/28	3,454	3,472,496
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	08/15/26	1,850	1,677,428
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	240	236,662
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%	11/01/42	370	320,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%	03/16/27	1,210	1,215,517
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	570	542,056
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	2,590	2,761,380
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.500%	03/16/47	200	218,994
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.375%	05/30/28	7,585	7,472,948
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.250%	05/30/48	4,705	4,723,787

				56,509,822

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900%	04/01/22	1,200	1,170,639
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	1,300	1,266,101

				2,436,740

Transportation — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.750%	05/01/40	8,156	9,761,577
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000%	06/01/28	1,590	1,596,606
Union Pacific Corp., Sr. Unsec’d. Notes	3.750%	07/15/25	1,050	1,050,058
Union Pacific Corp., Sr. Unsec’d. Notes	3.950%	09/10/28	3,320	3,334,586
Union Pacific Corp., Sr. Unsec’d. Notes	4.500%	09/10/48	2,480	2,529,337
United Parcel Service, Inc., Sr. Unsec’d. Notes	2.500%	04/01/23	720	694,257
United Parcel Service, Inc., Sr. Unsec’d. Notes	3.050%	11/15/27	510	487,844

				19,454,265

Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	504	491,400

A1439

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing (cont’d.)
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%		08/01/24	490	$479,588
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%		08/15/22	402	405,518
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%		02/15/24	660	676,500

					2,053,006

Water — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%		08/15/24	3,000	3,004,481

TOTAL CORPORATE BONDS (cost $1,409,867,344)					1,394,248,683

MUNICIPAL BOND — 0.0%

Pennsylvania
Commonwealth of Pennsylvania, General Obligation Unlimited, BABs (cost $1,215,650)	5.350%		05/01/30	1,160	1,190,972

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.1%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	3.759%	(cc)	09/25/35	265	214,556
Alternative Loan Trust, Series 2005-J4, Class M2, 1 Month LIBOR + 0.640%	2.856%	(c)	07/25/35	4,121	4,054,025
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1, 1 Month LIBOR + 0.680%	2.896%	(c)	02/25/45	2,915	2,934,273
Banc of America Funding Trust, Series 2015-R2, Class 4A1, 1 Month LIBOR + 0.165%, 144A	2.381%	(c)	09/29/36	5,313	5,217,387
Banc of America Mortgage Trust, Series 2003-H, Class 3A1	4.739%	(cc)	09/25/33	143	140,657
Banc of America Mortgage Trust, Series 2005-H, Class 2A1	4.373%	(cc)	09/25/35	77	74,502
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900%	3.116%	(c)	11/25/34	11,935	11,865,149
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1 Month LIBOR + 0.740%	2.956%	(c)	11/25/34	20	20,493
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3, 1 Month LIBOR + 1.100%	3.316%	(c)	10/25/33	179	177,727
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	3.975%	(cc)	11/20/34	85	86,521
CSMC Trust, Series 2015-2R, Class 3A1, 144A	2.275%	(cc)	04/27/36	4,611	4,537,880
CSMC Trust, Series 2015-2R, Class 7A1, 144A	3.652%	(cc)	08/27/36	4,191	4,275,365
CSMC Trust, Series 2018-J1, Class A2, 144A	3.500%	(cc)	02/25/48	27,415	26,605,951
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, PO, 144A	5.188%	(cc)	04/15/36	31,125	4,930,061
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2, 1 Month LIBOR + 5.250%	7.466%	(c)	10/25/23	7,310	8,407,681
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%	6.616%	(c)	01/25/24	18,640	21,224,900

A1440

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600%	4.816	%(c)	05/25/24	11,420	$12,147,431
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	1,997	151,071
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	1,781	350,127
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	2,189	182,683
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	1,636	372,478
Fannie Mae REMICS, Series 2004-38, Class FK, 1 Month LIBOR + 0.350%	2.566	%(c)	05/25/34	460	460,223
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	2	2,419
Fannie Mae REMICS, Series 2010-123, Class PM.	4.000%		07/25/40	7,300	7,407,240
Fannie Mae REMICS, Series 2010-150, Class SK, IO, 1 Month LIBOR x (1) + 6.530%	4.314	%(c)	01/25/41	1,152	156,203
Fannie Mae REMICS, Series 2010-27, Class AS, IO, 1 Month LIBOR x (1) + 6.480%	4.264	%(c)	04/25/40	1,270	198,156
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	27,691	28,023,795
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	1	1,146
Fannie Mae REMICS, Series 2011-99, Class KS, IO, 1 Month LIBOR x (1) + 6.700%	4.484	%(c)	10/25/26	1,401	115,483
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	1,933	205,345
Fannie Mae REMICS, Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150%	3.934	%(c)	12/25/42	646	99,703
Fannie Mae REMICS, Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150%	3.934	%(c)	12/25/42	833	130,680
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	193	204,444
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	1,066	1,157,037
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	418	478,124
Fannie Mae REMICS, Series 2012-70, Class YS, IO, 1 Month LIBOR x (1) + 6.650%	4.434	%(c)	02/25/41	163	18,181
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000	%(s)	03/25/42	115	102,709
Fannie Mae REMICS, Series 2012-74, Class SA, IO, 1 Month LIBOR x (1) + 6.650%	4.434	%(c)	03/25/42	1,325	149,839
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000	%(s)	03/25/42	173	149,913
Fannie Mae REMICS, Series 2012-75, Class NS, IO, 1 Month LIBOR x (1) + 6.600%	4.384	%(c)	07/25/42	98	15,916
Fannie Mae REMICS, Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150%	3.934	%(c)	09/25/41	4,562	559,214
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	2,287	173,857
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	9,295	946,128
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	1,387	1,548,096
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	3,623	3,894,961
Fannie Mae REMICS, Series 2013-9, Class SA, IO, 1 Month LIBOR x (1) + 6.150%	3.934	%(c)	03/25/42	5,589	595,842
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.350	%(cc)	08/25/55	2,204	96,607
Fannie Mae REMICS, Series 2015-56, Class AS, IO, 1 Month LIBOR x (1) + 6.150%	3.934	%(c)	08/25/45	846	153,076

A1441

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Flagstar Mortgage Trust, Series 2018-2, Class A4, 144A	3.500%	(cc)	04/25/48	8,394	$8,146,548
Freddie Mac Reference REMIC, Series R007, Class ZA	6.000%		05/15/36	1,941	2,118,388
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	3,945	4,142,534
Freddie Mac REMICS, Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290%	4.132%	(c)	11/15/36	423	52,556
Freddie Mac REMICS, Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030%	3.872%	(c)	09/15/37	1,146	131,783
Freddie Mac REMICS, Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230%	4.072%	(c)	01/15/40	213	26,421
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	1,603	1,650,615
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	7,398	7,512,370
Freddie Mac REMICS, Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950%	3.792%	(c)	10/15/41	4,434	615,657
Freddie Mac REMICS, Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050%	3.892%	(c)	08/15/39	1,038	109,404
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,310	183,809
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	5,144	482,921
Freddie Mac REMICS, Series 4174, Class SA, IO, 1 Month LIBOR x (1) + 6.200%	4.042%	(c)	05/15/39	977	82,521
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	3,515	569,303
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,872	2,513,853
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	6,156	571,861
Freddie Mac REMICS, Series 4415, Class IO, IO	1.552%	(cc)	04/15/41	1,873	88,546
Freddie Mac REMICS, Series 4813, Class CJ	3.000%		08/15/48	5,508	5,255,612
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	969	88,869
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%	4.216%	(c)	12/25/28	6,051	6,130,181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%	5.466%	(c)	07/25/29	16,650	18,222,712
Government National Mortgage Assoc., Series 2010-31, Class GS, IO, 1 Month LIBOR x (1) + 6.500%	4.335%	(c)	03/20/39	183	6,749
Government National Mortgage Assoc., Series 2010-42, Class BS, IO, 1 Month LIBOR x (1) + 6.480%	4.315%	(c)	04/20/40	185	27,534
Government National Mortgage Assoc., Series 2010-76, Class CS, IO, 1 Month LIBOR x (1) + 6.550%	4.385%	(c)	06/20/40	3,092	440,936
Government National Mortgage Assoc., Series 2010-85, Class HS, IO, 1 Month LIBOR x (1) + 6.650%	4.485%	(c)	01/20/40	268	24,065
Government National Mortgage Assoc., Series 2010-H02, Class FA, 1 Month LIBOR + 0.680%	2.753%	(c)	02/20/60	4,314	4,338,022
Government National Mortgage Assoc., Series 2010-H11, Class FA, 1 Month LIBOR + 1.000%	3.073%	(c)	06/20/60	6,192	6,297,291
Government National Mortgage Assoc., Series 2010-H20, Class AF, 1 Month LIBOR + 0.330%	2.410%	(c)	10/20/60	10,601	10,585,070
Government National Mortgage Assoc., Series 2010-H24, Class FA, 1 Month LIBOR + 0.350%	2.430%	(c)	10/20/60	9,752	9,741,871

A1442

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2010-H26, Class LF, 1 Month LIBOR + 0.350%	2.430%	(c)	08/20/58	655	$654,526
Government National Mortgage Assoc., Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200%	4.042%	(c)	10/16/42	1,841	288,286
Government National Mortgage Assoc., Series 2012-34, Class SA, IO, 1 Month LIBOR x (1) + 6.050%	3.885%	(c)	03/20/42	2,402	313,490
Government National Mortgage Assoc., Series 2012-43, Class SN, IO, 1 Month LIBOR x (1) + 6.600%	4.442%	(c)	04/16/42	1,263	236,207
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	1,781	146,341
Government National Mortgage Assoc., Series 2012-98, Class SA, IO, 1 Month LIBOR x (1) + 6.100%	3.942%	(c)	08/16/42	1,120	163,224
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	1,424	260,989
Government National Mortgage Assoc., Series 2014-5, Class SP, IO, 1 Month LIBOR x (1) + 6.150%	3.992%	(c)	06/16/43	1,775	184,366
Government National Mortgage Assoc., Series 2018-37, Class QA	2.750%		03/20/48	1,617	1,545,239
Government National Mortgage Assoc., Series 2018-H06, Class PF, 1 Month LIBOR + 0.300%	2.380%	(c)	02/20/68	1,233	1,230,314
Government National Mortgage Assoc., Series 2018-H07, Class FD, 1 Month LIBOR + 0.300%	2.380%	(c)	05/20/68	2,040	2,034,570
Government National Mortgage Assoc., Series 2018-H08, Class KF, 1 Month LIBOR + 0.300%	2.380%	(c)	05/20/68	940	937,660
Government National Mortgage Assoc., Series 2018-H13, Class FC, 1 Month LIBOR + 0.300%	2.380%	(c)	07/20/68	1,352	1,347,583
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B, 1 Month LIBOR + 0.200%.	2.416%	(c)	10/25/45	179	160,012
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1, 1 Month LIBOR + 0.230%	2.446%	(c)	04/25/36	110	136,941
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1 Month LIBOR + 0.350%, 144A	2.566%	(c)	03/25/35	950	888,521
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	204	202,665
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760%	2.928%	(c)	01/19/35	170	155,976
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200%	2.416%	(c)	10/25/36	891	843,875
JP Morgan Mortgage Trust, Series 2018-4, Class A1, 144A	3.500%	(cc)	10/25/48	5,653	5,485,800
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	4.609%	(cc)	08/25/35	580	583,902
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,095	1,724,349

A1443

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 144A	3.500%	(cc)	09/25/48	14,712	$14,277,587
JPMorgan Mortgage Trust, Series 2018-5, Class A1, 144A	3.500%	(cc)	10/25/48	18,852	18,295,157
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	4.180%	(cc)	04/21/34	512	525,766
MASTR Alternative Loan Trust, Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450%	2.666%	(c)	09/25/34	705	686,299
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	4.097%	(cc)	02/25/36	225	225,620
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	4.192%	(cc)	07/25/34	309	301,878
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700%	2.916%	(c)	12/25/35	1,142	920,000
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	1,824	1,834,911
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 Month LIBOR + 1.070%	3.286%	(c)	02/25/35	5,335	4,969,045
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	4.394%	(cc)	06/25/36	777	694,372
RAMP Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	104	85,174
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450%	2.666%	(c)	01/25/37	695	474,512
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 1 Month LIBOR + 0.400%, 144A	2.616%	(c)	11/25/34	2,805	2,458,287
Residential Asset Securitization Trust, Series 2007-A7, Class A3	6.000%		07/25/37	1,855	1,240,011
SACO I Trust, Series 2007-VA1, Class A, 144A	8.995%	(cc)	06/25/21	462	457,513
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 144A	4.000%	(cc)	08/25/56	7,730	7,455,460
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2, 144A	4.000%	(cc)	08/25/56	12,160	11,021,712
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 144A	4.750%	(cc)	07/25/56	8,140	7,842,055
Sequoia Mortgage Trust, Series 2012-4, Class A3	2.069%	(cc)	09/25/42	836	781,688
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.490%	(cc)	09/25/34	304	284,199
Structured Asset Securities Corp., Series 2005-RF1, Class A, 1 Month LIBOR + 0.350%, 144A	2.566%	(c)	03/25/35	2,115	1,963,238
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	4.316%	(cc)	08/20/35	70	63,266
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7	4.331%	(cc)	09/25/33	158	162,585
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.490%	2.706%	(c)	10/25/45	2,911	2,944,604
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 4A1	3.580%	(cc)	09/25/36	237	213,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	4.211%	(cc)	04/25/36	63	58,210

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $342,837,351)					344,934,598

A1444

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS — 5.9%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.500%		10/11/22	3,940	$3,790,674
Argentina POM Politica Monetaria (Argentina), Bonds	43.077%	(cc)	06/21/20	ARS 11,220	320,649
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%		10/03/21	ARS 105,350	2,041,170
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		07/06/36	5,650	4,505,875
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		01/11/48	18,600	14,321,999
Bahamas Government International Bond (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%		11/20/29	800	851,999
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	3.717%		01/25/27	2,100	1,996,659
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%		01/01/27	BRL 5,694	1,304,912
Brazil Notas do Tesouro Nacional (Brazil), Series FNotes	10.000%		01/01/21	BRL 89,434	22,397,437
Brazil Notas do Tesouro Nacional (Brazil), Series FNotes	10.000%		01/01/23	BRL 27,638	6,676,918
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%		01/05/23	670	613,888
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%		01/27/45	5,190	4,274,017
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41	3,850	3,501,575
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.625%		01/13/28	2,340	2,142,293
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%		02/21/47	11,110	9,838,016
China Government Bond (China), Sr. Unsec’d. Notes	3.310%		11/30/25	CNY 12,500	1,768,029
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%		02/26/44	2,850	3,063,750
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	7.875%		01/23/28	1,930	1,736,421
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%		05/05/21	1,067	1,098,830
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%		03/13/20	360	373,067
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.250%		01/08/47	2,720	2,773,886
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		04/25/22	6,940	6,883,370
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.625%		04/15/43	720	676,115
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.125%		01/15/45	790	791,285
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/25/22	270	267,797
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.850%		07/18/27	1,180	1,124,529
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	4.750%		07/18/47	400	383,727
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%		01/15/45	2,520	2,524,100
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500%		01/11/28	410	381,105

A1445

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes(a)	4.350%		01/11/48	5,850	$5,357,676
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875%		06/24/24	1,400	1,403,499
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, 144A	7.250%		02/28/28	960	933,600
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%		03/20/27	4,260	4,174,800
Mexican Bonos (Mexico), Bonds	6.500%		06/09/22	MXN 531,246	27,242,726
Mexican Bonos (Mexico), Bonds	8.000%		11/07/47	MXN 219,500	11,582,924
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%		11/23/34	MXN 144,520	7,492,042
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%		11/13/42	MXN 606,284	31,178,880
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%		02/10/48	2,000	1,880,000
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.143%		02/23/30	2,020	1,970,106
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, MTN, 144A	6.500%		11/28/27	1,140	1,096,794
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%		11/18/50	2,100	2,492,700
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%		03/14/37	670	845,875
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24	6,990	7,126,836
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	6.500%		02/15/23	1,520	1,326,215
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	7.875%		06/15/27	1,310	1,089,278
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%		04/23/48	925	962,000
Russian Federal Bond (Russia), Bonds	7.000%		08/16/23	RUB 465,330	6,821,802
Russian Federal Bond (Russia), Bonds	7.050%		01/19/28	RUB 1,351,502	18,897,149
Russian Federal Bond (Russia), Bonds	7.750%		09/16/26	RUB 79,640	1,174,336
Russian Federal Bond (Russia), Bonds	8.150%		02/03/27	RUB 458,000	6,899,581
Russian Federal Bond (Russia), Bonds	7.000%		01/25/23	RUB 170,630	2,512,284
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975%		04/20/55	1,300	1,300,000

TOTAL SOVEREIGN BONDS (cost $294,896,116)					248,185,195

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.4%
Federal Home Loan Bank	2.010%	(s)	11/01/18	3,620	3,613,299
Federal Home Loan Bank	2.049%	(s)	11/07/18	7,790	7,772,784
Federal Home Loan Mortgage Corp.	3.000%		02/01/38	385	371,411
Federal Home Loan Mortgage Corp.	3.000%		04/01/38	290	280,333
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	7,674	7,361,646
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	3,213	3,080,402
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	1,956	1,876,351
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	1,409	1,350,933
Federal Home Loan Mortgage Corp.	3.500%		10/01/42	2,363	2,339,310
Federal Home Loan Mortgage Corp.	3.500%		11/01/42	50	50,086
Federal Home Loan Mortgage Corp.	3.500%		03/01/43	2,798	2,769,510
Federal Home Loan Mortgage Corp.	3.500%		02/01/44	1,043	1,032,575
Federal Home Loan Mortgage Corp.	3.500%		TBA	20,000	19,684,375
Federal Home Loan Mortgage Corp.	4.000%		03/01/42	1,473	1,500,962
Federal Home Loan Mortgage Corp.	4.000%		10/01/42	3,612	3,680,742
Federal Home Loan Mortgage Corp.	4.000%		04/01/43	1,487	1,515,386
Federal Home Loan Mortgage Corp.	4.000%		05/01/43	112	114,019
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	188	191,265

A1446

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	132	$134,154
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	113	115,437
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	112	113,612
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	100	101,927
Federal Home Loan Mortgage Corp.	4.000%		07/01/43	608	620,103
Federal Home Loan Mortgage Corp.	4.000%		07/01/43	601	612,177
Federal Home Loan Mortgage Corp.	4.000%		08/01/43	812	827,581
Federal Home Loan Mortgage Corp.	4.000%		03/01/44	1,716	1,738,480
Federal Home Loan Mortgage Corp.	4.000%		07/01/44	536	542,963
Federal Home Loan Mortgage Corp.	4.000%		02/01/45	1,377	1,394,274
Federal Home Loan Mortgage Corp.	4.000%		05/01/45	295	298,414
Federal Home Loan Mortgage Corp.	4.000%		01/01/46	1,842	1,863,277
Federal Home Loan Mortgage Corp.	4.000%		03/01/46	1,586	1,604,737
Federal Home Loan Mortgage Corp.	4.000%		05/01/46	1,942	1,962,315
Federal Home Loan Mortgage Corp.	4.000%		07/01/46	1,819	1,840,279
Federal Home Loan Mortgage Corp.	4.000%		07/01/47	6,140	6,211,239
Federal Home Loan Mortgage Corp.	4.000%		08/01/47	15,865	16,037,963
Federal Home Loan Mortgage Corp.	4.000%		12/01/47	187	189,400
Federal Home Loan Mortgage Corp.	4.000%		04/01/48	971	981,605
Federal Home Loan Mortgage Corp.	4.000%		05/01/48	5,275	5,329,925
Federal Home Loan Mortgage Corp.	4.000%		07/01/48	11,038	11,152,849
Federal Home Loan Mortgage Corp.	4.000%		TBA	15,200	15,348,980
Federal Home Loan Mortgage Corp.	4.500%		09/01/23	144	149,131
Federal Home Loan Mortgage Corp.	4.500%		08/01/24	124	128,494
Federal Home Loan Mortgage Corp.	4.500%		12/01/43	1,981	2,070,741
Federal Home Loan Mortgage Corp.	4.500%		03/01/44	1,939	2,026,501
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	4,941	5,168,577
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,289	1,352,137
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,177	1,226,660
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	893	929,385
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	876	911,492
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	821	853,355
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	804	838,988
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	626	649,283
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	144	148,974
Federal Home Loan Mortgage Corp.	4.500%		09/01/46	658	679,438
Federal Home Loan Mortgage Corp.	4.500%		02/01/47	221	228,541
Federal Home Loan Mortgage Corp.	4.500%		03/01/47	157	161,896
Federal Home Loan Mortgage Corp.	4.500%		05/01/47	522	542,590
Federal Home Loan Mortgage Corp.	4.500%		TBA	4,300	4,437,902
Federal Home Loan Mortgage Corp.	5.000%		09/01/20	410	417,332
Federal Home Loan Mortgage Corp.	5.000%		05/01/23	254	257,303
Federal Home Loan Mortgage Corp.	5.000%		06/01/26	1,230	1,273,207
Federal Home Loan Mortgage Corp.	5.000%		05/01/36	33	35,241
Federal Home Loan Mortgage Corp.	5.000%		03/01/38	430	456,832
Federal Home Loan Mortgage Corp.	5.000%		06/01/41	273	291,849
Federal Home Loan Mortgage Corp.	5.000%		05/01/48	918	964,342
Federal Home Loan Mortgage Corp.	5.000%		06/01/48	49	52,713
Federal Home Loan Mortgage Corp.	5.000%		10/01/48	600	630,708
Federal Home Loan Mortgage Corp.	5.000%		TBA	3,500	3,674,727
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	793	858,959
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	339	367,601
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	760	840,560
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	293	327,499
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	282	316,835
Federal National Mortgage Assoc.	2.500%		01/01/28	1,291	1,256,343
Federal National Mortgage Assoc.	2.500%		02/01/28	612	595,412
Federal National Mortgage Assoc.	2.500%		10/01/42	1,555	1,446,699
Federal National Mortgage Assoc.	2.589%	(s)	10/09/19	18,560	18,048,462

A1447

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	12/01/37	378	$366,384
Federal National Mortgage Assoc.	3.000%	09/01/42	9,027	8,721,215
Federal National Mortgage Assoc.	3.000%	09/01/42	4,248	4,104,254
Federal National Mortgage Assoc.	3.000%	12/01/42	76	73,302
Federal National Mortgage Assoc.	3.000%	12/01/42	57	55,375
Federal National Mortgage Assoc.	3.000%	01/01/43	927	893,715
Federal National Mortgage Assoc.	3.000%	01/01/43	754	726,778
Federal National Mortgage Assoc.	3.000%	01/01/43	315	304,076
Federal National Mortgage Assoc.	3.000%	01/01/43	173	166,647
Federal National Mortgage Assoc.	3.000%	01/01/43	115	110,721
Federal National Mortgage Assoc.	3.000%	01/01/43	58	55,544
Federal National Mortgage Assoc.	3.000%	01/01/43	40	38,499
Federal National Mortgage Assoc.	3.000%	02/01/43	124	119,944
Federal National Mortgage Assoc.	3.000%	11/01/46	8,565	8,203,480
Federal National Mortgage Assoc.	3.000%	12/01/46	3,083	2,957,314
Federal National Mortgage Assoc.	3.000%	01/01/47	6,123	5,868,948
Federal National Mortgage Assoc.	3.000%	01/01/47	1,943	1,862,642
Federal National Mortgage Assoc.	3.000%	02/01/47	7,043	6,755,867
Federal National Mortgage Assoc.	3.000%	TBA	50,900	50,268,570
Federal National Mortgage Assoc.	3.500%	09/01/42	1,433	1,414,372
Federal National Mortgage Assoc.	3.500%	01/01/43	6,896	6,796,933
Federal National Mortgage Assoc.	3.500%	04/01/43	2,970	2,946,208
Federal National Mortgage Assoc.	3.500%	04/01/43	3,021	2,999,584
Federal National Mortgage Assoc.	3.500%	06/01/43	3,290	3,266,570
Federal National Mortgage Assoc.	3.500%	06/01/43	3,287	3,275,976
Federal National Mortgage Assoc.	3.500%	07/01/43	4,477	4,445,296
Federal National Mortgage Assoc.	3.500%	12/01/45	7,708	7,618,099
Federal National Mortgage Assoc.	3.500%	12/01/45	1,153	1,139,861
Federal National Mortgage Assoc.	3.500%	01/01/46	1,157	1,143,990
Federal National Mortgage Assoc.	3.500%	01/01/46	1,144	1,130,678
Federal National Mortgage Assoc.	3.500%	11/01/47	4,124	4,061,535
Federal National Mortgage Assoc.	3.500%	03/01/57	17,535	17,212,478
Federal National Mortgage Assoc.	3.500%	TBA	10,900	10,725,915
Federal National Mortgage Assoc.	3.500%	TBA	62,500	62,814,944
Federal National Mortgage Assoc.	4.000%	10/01/40	3,084	3,137,392
Federal National Mortgage Assoc.	4.000%	01/01/42	4,090	4,160,982
Federal National Mortgage Assoc.	4.000%	04/01/42	186	188,860
Federal National Mortgage Assoc.	4.000%	07/01/42	2,648	2,693,997
Federal National Mortgage Assoc.	4.000%	10/01/42	1,904	1,929,873
Federal National Mortgage Assoc.	4.000%	11/01/42	3,314	3,360,184
Federal National Mortgage Assoc.	4.000%	12/01/42	1,272	1,294,628
Federal National Mortgage Assoc.	4.000%	12/01/42	229	238,753
Federal National Mortgage Assoc.	4.000%	12/01/42	132	137,520
Federal National Mortgage Assoc.	4.000%	04/01/43	231	235,568
Federal National Mortgage Assoc.	4.000%	06/01/43	688	700,012
Federal National Mortgage Assoc.	4.000%	06/01/43	541	552,488
Federal National Mortgage Assoc.	4.000%	06/01/43	293	298,082
Federal National Mortgage Assoc.	4.000%	06/01/43	262	267,492
Federal National Mortgage Assoc.	4.000%	06/01/43	261	265,070
Federal National Mortgage Assoc.	4.000%	06/01/43	250	254,940
Federal National Mortgage Assoc.	4.000%	06/01/43	198	201,997
Federal National Mortgage Assoc.	4.000%	06/01/43	165	168,627
Federal National Mortgage Assoc.	4.000%	06/01/43	165	168,181
Federal National Mortgage Assoc.	4.000%	06/01/43	114	115,959
Federal National Mortgage Assoc.	4.000%	06/01/43	110	111,728
Federal National Mortgage Assoc.	4.000%	06/01/43	101	102,613
Federal National Mortgage Assoc.	4.000%	06/01/43	63	64,736
Federal National Mortgage Assoc.	4.000%	06/01/43	50	51,112
Federal National Mortgage Assoc.	4.000%	06/01/43	7,723	7,857,193

A1448

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	07/01/43	980	$997,291
Federal National Mortgage Assoc.	4.000%	07/01/43	812	828,070
Federal National Mortgage Assoc.	4.000%	07/01/43	548	556,505
Federal National Mortgage Assoc.	4.000%	07/01/43	64	65,449
Federal National Mortgage Assoc.	4.000%	01/01/45	1,852	1,885,077
Federal National Mortgage Assoc.	4.000%	02/01/45	3,625	3,703,619
Federal National Mortgage Assoc.	4.000%	04/01/47	6,626	6,715,491
Federal National Mortgage Assoc.	4.000%	05/01/47	1,348	1,365,867
Federal National Mortgage Assoc.	4.000%	08/01/47	14,748	14,900,478
Federal National Mortgage Assoc.	4.000%	09/01/47	17,421	17,601,523
Federal National Mortgage Assoc.	4.000%	02/01/56	12,516	12,782,472
Federal National Mortgage Assoc.	4.000%	06/01/57	1,574	1,597,577
Federal National Mortgage Assoc.	4.000%	TBA	36,700	37,058,398
Federal National Mortgage Assoc.	4.500%	04/01/31	465	481,171
Federal National Mortgage Assoc.	4.500%	05/01/31	1,483	1,535,143
Federal National Mortgage Assoc.	4.500%	06/01/31	502	520,069
Federal National Mortgage Assoc.	4.500%	11/01/31	628	650,026
Federal National Mortgage Assoc.	4.500%	12/01/31	743	769,251
Federal National Mortgage Assoc.	4.500%	12/01/31	155	160,634
Federal National Mortgage Assoc.	4.500%	12/01/39	5	4,675
Federal National Mortgage Assoc.	4.500%	09/01/41	609	633,881
Federal National Mortgage Assoc.	4.500%	10/01/41	745	775,003
Federal National Mortgage Assoc.	4.500%	10/01/41	402	415,634
Federal National Mortgage Assoc.	4.500%	10/01/41	265	275,565
Federal National Mortgage Assoc.	4.500%	09/01/42	98	101,579
Federal National Mortgage Assoc.	4.500%	09/01/43	895	929,831
Federal National Mortgage Assoc.	4.500%	09/01/43	133	138,259
Federal National Mortgage Assoc.	4.500%	09/01/43	77	79,585
Federal National Mortgage Assoc.	4.500%	10/01/43	801	831,769
Federal National Mortgage Assoc.	4.500%	10/01/43	715	741,777
Federal National Mortgage Assoc.	4.500%	10/01/43	167	172,983
Federal National Mortgage Assoc.	4.500%	10/01/43	119	123,194
Federal National Mortgage Assoc.	4.500%	10/01/43	58	60,616
Federal National Mortgage Assoc.	4.500%	10/01/43	6	6,210
Federal National Mortgage Assoc.	4.500%	11/01/43	587	610,073
Federal National Mortgage Assoc.	4.500%	11/01/43	303	314,287
Federal National Mortgage Assoc.	4.500%	11/01/43	162	167,592
Federal National Mortgage Assoc.	4.500%	12/01/43	668	693,514
Federal National Mortgage Assoc.	4.500%	12/01/43	478	495,793
Federal National Mortgage Assoc.	4.500%	12/01/43	11	11,501
Federal National Mortgage Assoc.	4.500%	01/01/44	2,872	3,004,511
Federal National Mortgage Assoc.	4.500%	01/01/44	464	481,706
Federal National Mortgage Assoc.	4.500%	01/01/44	437	455,187
Federal National Mortgage Assoc.	4.500%	01/01/44	403	421,149
Federal National Mortgage Assoc.	4.500%	01/01/44	356	369,167
Federal National Mortgage Assoc.	4.500%	02/01/44	1,530	1,600,357
Federal National Mortgage Assoc.	4.500%	02/01/44	804	837,799
Federal National Mortgage Assoc.	4.500%	02/01/44	314	325,344
Federal National Mortgage Assoc.	4.500%	02/01/44	242	251,560
Federal National Mortgage Assoc.	4.500%	02/01/44	162	167,970
Federal National Mortgage Assoc.	4.500%	02/01/44	63	65,527
Federal National Mortgage Assoc.	4.500%	03/01/44	378	392,383
Federal National Mortgage Assoc.	4.500%	03/01/44	140	145,179
Federal National Mortgage Assoc.	4.500%	04/01/44	1,051	1,102,103
Federal National Mortgage Assoc.	4.500%	04/01/44	957	995,925
Federal National Mortgage Assoc.	4.500%	04/01/44	703	730,867
Federal National Mortgage Assoc.	4.500%	04/01/44	504	525,177
Federal National Mortgage Assoc.	4.500%	04/01/44	473	490,527
Federal National Mortgage Assoc.	4.500%	04/01/44	85	87,764

A1449

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	04/01/44	27	$28,051
Federal National Mortgage Assoc.	4.500%	04/01/44	24	24,625
Federal National Mortgage Assoc.	4.500%	05/01/44	3,330	3,454,625
Federal National Mortgage Assoc.	4.500%	05/01/44	1,277	1,324,878
Federal National Mortgage Assoc.	4.500%	05/01/44	188	193,620
Federal National Mortgage Assoc.	4.500%	05/01/44	181	188,005
Federal National Mortgage Assoc.	4.500%	05/01/44	49	50,813
Federal National Mortgage Assoc.	4.500%	06/01/44	163	168,627
Federal National Mortgage Assoc.	4.500%	07/01/44	910	949,160
Federal National Mortgage Assoc.	4.500%	08/01/44	54	55,621
Federal National Mortgage Assoc.	4.500%	10/01/44	5,097	5,312,074
Federal National Mortgage Assoc.	4.500%	01/01/45	241	252,101
Federal National Mortgage Assoc.	4.500%	05/01/47	4,470	4,615,109
Federal National Mortgage Assoc.	4.500%	07/01/48	4,972	5,155,592
Federal National Mortgage Assoc.	4.500%	04/01/56	3,477	3,626,168
Federal National Mortgage Assoc.	4.500%	09/01/57	5,383	5,580,979
Federal National Mortgage Assoc.	4.500%	TBA	85,600	88,298,917
Federal National Mortgage Assoc.	5.000%	07/01/33	207	220,123
Federal National Mortgage Assoc.	5.000%	09/01/33	242	257,084
Federal National Mortgage Assoc.	5.000%	10/01/35	700	743,543
Federal National Mortgage Assoc.	5.000%	08/01/38	3,421	3,631,545
Federal National Mortgage Assoc.	5.000%	01/01/39	16	17,342
Federal National Mortgage Assoc.	5.000%	12/01/39	16	17,349
Federal National Mortgage Assoc.	5.000%	05/01/40	34	35,547
Federal National Mortgage Assoc.	5.000%	05/01/40	27	28,857
Federal National Mortgage Assoc.	5.000%	06/01/40	117	123,859
Federal National Mortgage Assoc.	5.000%	07/01/40	34	35,896
Federal National Mortgage Assoc.	5.000%	11/01/40	1,125	1,196,936
Federal National Mortgage Assoc.	5.000%	01/01/41	121	128,832
Federal National Mortgage Assoc.	5.000%	02/01/41	47	49,554
Federal National Mortgage Assoc.	5.000%	04/01/41	155	163,398
Federal National Mortgage Assoc.	5.000%	05/01/41	1,503	1,598,644
Federal National Mortgage Assoc.	5.000%	05/01/41	519	552,464
Federal National Mortgage Assoc.	5.000%	05/01/41	349	370,807
Federal National Mortgage Assoc.	5.000%	05/01/41	286	304,330
Federal National Mortgage Assoc.	5.000%	05/01/41	237	251,946
Federal National Mortgage Assoc.	5.000%	06/01/41	237	252,267
Federal National Mortgage Assoc.	5.000%	11/01/46	7,026	7,437,690
Federal National Mortgage Assoc.	5.000%	05/01/48	1,373	1,441,170
Federal National Mortgage Assoc.	5.000%	TBA	39,100	41,043,004
Federal National Mortgage Assoc.	5.500%	11/01/28	40	42,609
Federal National Mortgage Assoc.	5.500%	09/01/36	818	883,771
Federal National Mortgage Assoc.	5.500%	03/01/37	16	16,691
Federal National Mortgage Assoc.	5.500%	04/01/37	6	6,070
Federal National Mortgage Assoc.	5.500%	05/01/37	392	422,913
Federal National Mortgage Assoc.	5.500%	03/01/38	21	22,554
Federal National Mortgage Assoc.	5.500%	06/01/38	334	356,686
Federal National Mortgage Assoc.	5.500%	08/01/38	504	547,407
Federal National Mortgage Assoc.	5.500%	05/01/40	34	36,163
Federal National Mortgage Assoc.	5.500%	09/01/56	5,573	6,032,779
Federal National Mortgage Assoc.	6.000%	04/01/33	118	129,464
Federal National Mortgage Assoc.	6.000%	02/01/34	22	24,218
Federal National Mortgage Assoc.	6.000%	11/01/35	250	274,987
Federal National Mortgage Assoc.	6.000%	08/01/37	513	564,573
Federal National Mortgage Assoc.	6.000%	08/01/37	27	29,380
Federal National Mortgage Assoc.	6.000%	09/01/37	103	111,967
Federal National Mortgage Assoc.	6.500%	05/01/40	4,839	5,397,462
Federal National Mortgage Assoc.	6.625%	11/15/30	13,100	17,261,385
Federal National Mortgage Assoc.	7.000%	04/01/37	285	328,773

A1450

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	7.000%		02/01/39	1,078	$1,213,882
Federal National Mortgage Assoc.	7.000%		02/01/39	606	681,997
Financing Corp., Series 12P	3.540%	(s)	12/06/18	3,500	3,486,669
Financing Corp., Series E-P	3.716%	(s)	11/02/18	5,800	5,789,443
Government National Mortgage Assoc.	3.000%		09/20/47	6,574	6,372,324
Government National Mortgage Assoc.	3.000%		11/20/47	17,617	17,074,725
Government National Mortgage Assoc.	3.000%		TBA	25,300	24,501,469
Government National Mortgage Assoc.	3.500%		10/20/47	3,556	3,541,002
Government National Mortgage Assoc.	3.500%		10/20/47	2,840	2,828,755
Government National Mortgage Assoc.	3.500%		11/20/47	570	567,384
Government National Mortgage Assoc.	3.500%		TBA	3,600	3,579,609
Government National Mortgage Assoc., 1 Month LIBOR + 2.967%	3.798%	(c)	11/20/60	3,530	3,654,561
Government National Mortgage Assoc., 1 Month LIBOR + 1.789%	3.825%	(c)	07/20/60	2,986	3,109,776
Government National Mortgage Assoc., 1 Month LIBOR + 1.762%	3.852%	(c)	09/20/60	3,841	4,007,947
Government National Mortgage Assoc.	4.000%		08/20/47	13,035	13,317,182
Government National Mortgage Assoc.	4.000%		TBA	73,700	74,952,325
Government National Mortgage Assoc., 1 Month LIBOR + 2.420%	4.490%	(c)	04/20/60	4,412	4,638,458
Government National Mortgage Assoc.	4.500%		01/20/40	820	859,583
Government National Mortgage Assoc.	4.500%		05/20/40	1,058	1,108,717
Government National Mortgage Assoc.	4.500%		09/20/40	17	18,032
Government National Mortgage Assoc.	4.500%		01/20/41	174	182,567
Government National Mortgage Assoc.	4.500%		07/20/41	1,211	1,269,296
Government National Mortgage Assoc.	4.500%		09/20/48	1,600	1,655,209
Government National Mortgage Assoc.	4.500%		09/20/48	1,200	1,241,405
Government National Mortgage Assoc.	4.500%		TBA	141,260	145,978,706
Government National Mortgage Assoc.	5.000%		04/15/40	6,007	6,301,505
Government National Mortgage Assoc.	5.000%		05/15/40	325	341,301
Government National Mortgage Assoc.	5.000%		07/20/40	794	857,624
Government National Mortgage Assoc.	5.000%		07/20/40	83	89,252
Government National Mortgage Assoc.	5.000%		09/20/40	451	480,246
Government National Mortgage Assoc.	5.000%		11/20/40	339	362,854
Government National Mortgage Assoc.	5.000%		10/20/47	1,920	2,007,200
Government National Mortgage Assoc.	5.000%		03/20/48	2,567	2,683,330
Government National Mortgage Assoc.	5.000%		04/20/48	10,595	11,076,419
Government National Mortgage Assoc.	5.000%		05/20/48	1,768	1,849,938
Government National Mortgage Assoc.	5.000%		06/20/48	5,253	5,501,091
Government National Mortgage Assoc.	5.000%		07/20/48	1,091	1,142,522
Government National Mortgage Assoc.	5.000%		09/20/48	4,500	4,705,683
Government National Mortgage Assoc.	5.000%		TBA	1,300	1,355,816
Government National Mortgage Assoc.	5.000%		TBA	25,200	26,315,440
Government National Mortgage Assoc.	5.500%		06/15/36	647	702,239
Government National Mortgage Assoc.	6.000%		08/20/40	59	63,729
Government National Mortgage Assoc.	6.000%		01/20/41	33	36,424
Government National Mortgage Assoc.	6.000%		04/20/41	5	5,624
Government National Mortgage Assoc.	6.000%		06/20/41	159	173,636
Government National Mortgage Assoc.	6.000%		07/20/41	67	72,330
Government National Mortgage Assoc.	6.000%		12/20/41	37	40,100
Government National Mortgage Assoc.	6.000%		02/20/42	38	41,273
Government National Mortgage Assoc.	6.500%		10/20/37	565	643,941

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,176,142,573)					1,161,786,668

A1451

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 8.7%
U.S. Treasury Bonds	2.500%	02/15/45	19,090	$16,719,410
U.S. Treasury Bonds	2.500%	02/15/46	6,356	5,547,100
U.S. Treasury Bonds	2.875%	08/15/45	16,650	15,678,316
U.S. Treasury Bonds	3.000%	05/15/45	70,145	67,684,445
U.S. Treasury Bonds	3.000%	02/15/48	63,800	61,400,023
U.S. Treasury Bonds	3.000%	08/15/48	61,305	58,998,878
U.S. Treasury Bonds	3.125%	11/15/41	6,580	6,514,714
U.S. Treasury Bonds	3.750%	11/15/43	24,860	27,220,729
U.S. Treasury Bonds	4.375%	05/15/41	6,649	7,925,556
U.S. Treasury Bonds	6.250%	08/15/23	17,141	19,702,776
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	5,580	6,463,021
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	3,910	5,507,056
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	2,370	3,317,371
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42	5,550	5,807,995
U.S. Treasury Notes	2.000%	06/30/24	17,710	16,795,445
U.S. Treasury Notes	2.750%	02/15/28	4	3,900
U.S. Treasury Notes	2.875%	04/30/25	12,660	12,560,105
U.S. Treasury Notes	2.875%	05/15/28	29,412	28,968,522
U.S. Treasury Notes(a)	2.875%	08/15/28	2,280	2,244,909

TOTAL U.S. TREASURY OBLIGATIONS (cost $380,619,789)				369,060,271

			Shares

PREFERRED STOCK — 0.0%

Banks
Citigroup Capital XIII, 8.709% (cost $918,183)			34,700	931,695

TOTAL LONG-TERM INVESTMENTS (cost $4,535,723,293)				4,435,882,170

SHORT-TERM INVESTMENTS — 8.2%

AFFILIATED MUTUAL FUNDS — 7.7%
PGIM Core Ultra Short Bond Fund(w)			264,144,059	264,144,059
PGIM Institutional Money Market Fund (cost $60,815,373; includes $60,655,675 of cash collateral for securities on loan)(b)(w)			60,804,936	60,811,016

TOTAL AFFILIATED MUTUAL FUNDS (cost $324,959,432)				324,955,075

			Principal Amount (000)#

U.S. TREASURY OBLIGATION(n) — 0.5%
U.S. Treasury Bills (cost $23,250,705)	2.056%	11/15/18	23,310	23,249,358

OPTIONS PURCHASED~* — 0.0% (cost $2,238,653)				1,800,985

TOTAL SHORT-TERM INVESTMENTS (cost $350,448,790)				350,005,418

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.8% (cost $4,886,172,083)				4,785,887,588

A1452

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Value

OPTIONS WRITTEN~* — (0.0)%
(premiums received $1,028,764)	$(624,107)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 112.8% (cost $4,885,143,319)	4,785,263,481
Liabilities in excess of other assets(z) — (12.8)%	(543,444,281)

NET ASSETS — 100.0%	$4,241,819,200

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,255,083 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,541,868; cash collateral of $60,655,675 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2018.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

5 Year U.S. Treasury Notes Futures	Call	10/26/18	$112.50	148	148	$ 34,688
10 Year Euro-Bund Futures	Call	11/23/18	EUR 168.00	300	EUR 300	6,966
10 Year Euro-Bund Futures	Call	11/23/18	EUR 168.50	1	EUR 1	23
10 Year Euro-Bund Futures	Call	11/23/18	EUR 169.00	1,800	EUR 1,800	41,798
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$118.50	210	210	118,125
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$118.75	35	35	14,766
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$140.00	17	17	21,250
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$140.50	73	73	67,297
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$141.00	140	140	102,813
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$140.00	35	35	58,516
Australian Dollar Currency	Call	10/05/18	73.00	17	17	1,360
Australian Dollar Currency	Call	10/05/18	74.00	60	60	900
5 Year U.S. Treasury Notes Futures	Put	11/23/18	$107.25	16,606	16,606	—
5 Year U.S. Treasury Notes Futures	Put	11/23/18	$108.75	1,700	1,700	5,313
5 Year U.S. Treasury Notes Futures	Put	11/23/18	$109.75	2,372	2,372	37,063
10 Year U.S. Treasury Notes Futures	Put	10/26/18	$118.50	140	140	39,375
10 Year U.S. Treasury Notes Futures	Put	10/26/18	$119.00	18	18	9,563
10 Year U.S. Treasury Notes Futures	Put	10/26/18	$119.50	50	50	43,750

Total Exchange Traded (cost $826,662)						$603,566

A1453

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs AUD	Put	Barclays Capital Group	11/21/18	0.74	—	40,807	$155,434
Currency Option USD vs CAD	Put	Citigroup Global Markets	10/12/18	1.29	—	29,620	140,614
Currency Option USD vs CAD	Put	Citigroup Global Markets	10/25/18	1.28	—	3,700	17,146
Currency Option USD vs COP	Put	Citigroup Global Markets	11/21/18	2,947.04	—	20,849	353,322
Currency Option USD vs COP	Put	Goldman Sachs & Co.	11/26/18	2,927.00	—	21,371	314,289
Currency Option USD vs IDR	Put	Bank of America	11/21/18	14,745.00	—	20,498	99,764
Currency Option USD vs IDR	Put	Goldman Sachs & Co.	11/26/18	14,740.00	—	22,328	116,850

Total OTC Traded Options (cost $1,411,991)							$1,197,419

Total Options Purchased (cost $2,238,653)							$1,800,985

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

5 Year U.S. Treasury Notes Futures	Call	10/26/18	$113.00	189	189	$(14,766)
5 Year U.S. Treasury Notes Futures	Call	10/26/18	$113.25	369	369	(14,414)
5 Year U.S. Treasury Notes Futures	Call	10/26/18	$113.50	52	52	(1,219)
5 Year U.S. Treasury Notes Futures	Call	11/23/18	$113.00	183	183	(31,453)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$119.00	18	18	(5,625)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$119.25	53	53	(11,594)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$119.50	89	89	(13,906)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$120.00	175	175	(13,672)
10 Year U.S. Treasury Notes Futures	Call	10/26/18	$120.50	24	24	(750)
10 Year U.S. Treasury Notes Futures	Call	11/23/18	$120.00	80	80	(16,250)
10 Year U.S. Treasury Notes Futures	Call	11/23/18	$120.50	243	243	(30,375)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$142.00	103	103	(40,234)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$142.50	158	158	(41,969)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$143.00	264	264	(49,500)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$144.00	91	91	(7,109)
20 Year U.S. Treasury Bonds Futures	Call	10/26/18	$145.00	46	46	(2,156)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$143.00	320	320	(145,000)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$144.00	53	53	(16,563)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$145.00	73	73	(13,688)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$146.00	37	37	(5,203)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$148.00	25	25	(1,953)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$150.00	13	13	(609)
20 Year U.S. Treasury Bonds Futures	Call	11/23/18	$151.00	41	41	(1,281)
Euro Futures	Call	10/05/18	1.17	34	4,250	(14,450)

Total Exchange Traded (premiums received $819,767)						$(493,739)

A1454

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Citigroup Global Markets	11/20/18	3.75	—	15,090	$(130,368)

(premiums received $208,997)

Total Options Written (premiums received $1,028,764)							$(624,107)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
657	90 Day Euro Dollar	Dec. 2018	$95,938,425	$34,961
9,769	90 Day Euro Dollar	Dec. 2019	2,365,563,350	(4,300,196)
56	90 Day Euro Dollar	Mar. 2020	13,556,900	(120,400)
1,837	90 Day Euro Dollar	Jun. 2020	444,691,775	(1,507,275)
525	90 Day Euro Dollar	Mar. 2021	127,122,188	(934,900)
2,731	2 Year U.S. Treasury Notes	Dec. 2018	575,515,581	(720,581)
40	5 Year Euro-Bobl	Dec. 2018	6,069,965	(36,225)
22,418	5 Year U.S. Treasury Notes	Dec. 2018	2,521,499,589	(13,597,159)
1,460	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	225,250,625	(6,040,683)
161	British Pound Currency	Dec. 2018	13,167,788	(2,013)
1,317	Canadian Dollar Currency	Dec. 2018	102,074,085	1,419,493
305	Euro-BTP Italian Government Bond	Dec. 2018	43,854,219	453,935
29	Japanese Yen Currency	Dec. 2018	3,209,575	(61,469)
3,875	Mexican Peso	Dec. 2018	102,280,625	3,098,846
44	Swiss Franc Currency	Dec. 2018	5,656,200	(58,575)

				(22,372,241)

Short Positions:
7,457	90 Day Euro Dollar	Dec. 2018	1,814,660,950	1,042,975
527	90 Day Euro Euribor	Dec. 2018	153,427,127	(6,574)
44	10 Year Australian Treasury Bonds	Dec. 2018	31,968,151	27,924
2,492	10 Year Euro-Bund	Dec. 2018	459,432,572	3,255,129
71	10 Year Japanese Bonds	Dec. 2018	93,789,738	81,236
9,193	10 Year U.S. Treasury Notes	Dec. 2018	1,091,956,031	6,143,322
1,241	10 Year U.S. Ultra Treasury Notes	Dec. 2018	156,366,000	2,213,227
78	20 Year U.S. Treasury Bonds	Dec. 2018	10,959,000	(37,063)
64	30 Year Euro Buxl	Dec. 2018	12,953,221	47,557
169	Australian Dollar Currency	Dec. 2018	12,213,630	(40,840)
16	Euro-OAT	Dec. 2018	2,806,024	18,763

				12,745,656

				$(9,626,585)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/03/18	Citigroup Global Markets	ARS	72,230	$3,265,370	$1,737,063	$—	$(1,528,307)
Expiring 10/03/18	Citigroup Global Markets	ARS	34,480	1,558,066	829,211	—	(728,855)
Expiring 10/03/18	Citigroup Global Markets	ARS	23,760	1,073,656	571,406	—	(502,250)
Expiring 10/03/18	Citigroup Global Markets	ARS	23,560	1,065,099	566,595	—	(498,504)
Expiring 03/26/19	Citigroup Global Markets	ARS	70,110	1,582,975	1,400,938	—	(182,037)
Expiring 03/26/19	Citigroup Global Markets	ARS	45,865	993,997	916,475	—	(77,522)

A1455

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 03/26/19	JPMorgan Chase	ARS	38,055	$810,975	$760,416	$—	$(50,559)
Brazilian Real,
Expiring 10/18/18	Barclays Capital Group	BRL	56,960	15,226,485	14,081,988	—	(1,144,497)
Expiring 10/18/18	Citigroup Global Markets	BRL	129,081	32,573,206	31,912,194	—	(661,012)
Expiring 10/18/18	Citigroup Global Markets	BRL	17,270	4,455,257	4,269,592	—	(185,665)
Expiring 11/23/18	Citigroup Global Markets	BRL	16,675	4,140,977	4,109,943	—	(31,034)
British Pound,
Expiring 10/18/18	Citigroup Global Markets	GBP	481	637,994	627,315	—	(10,679)
Canadian Dollar,
Expiring 10/18/18	Citigroup Global Markets	CAD	39,512	30,436,223	30,604,151	167,928	—
Expiring 10/18/18	Citigroup Global Markets	CAD	15,125	11,542,884	11,715,154	172,270	—
Colombian Peso,
Expiring 10/25/18	Barclays Capital Group	COP	13,861,653	4,613,505	4,679,667	66,162	—
Expiring 10/26/18	Barclays Capital Group	COP	5,847,180	1,952,912	1,974,014	21,102	—
Euro,
Expiring 10/18/18	Citigroup Global Markets	EUR	5,300	6,249,225	6,163,459	—	(85,766)
Expiring 10/18/18	Citigroup Global Markets	EUR	4,735	5,568,329	5,506,676	—	(61,653)
Expiring 10/18/18	Citigroup Global Markets	EUR	3,000	3,490,650	3,488,751	—	(1,899)
Indian Rupee,
Expiring 10/17/18	Barclays Capital Group	INR	1,592,350	22,883,603	21,909,054	—	(974,549)
Indonesian Rupiah,
Expiring 10/18/18	Barclays Capital Group	IDR	307,067,810	21,081,135	20,556,382	—	(524,753)
Expiring 10/25/18	Charles Schwab	IDR	97,501,830	6,537,276	6,521,622	—	(15,654)
Expiring 10/25/18	Goldman Sachs & Co.	IDR	11,588,830	777,027	775,144	—	(1,883)
Japanese Yen,
Expiring 10/18/18	Barclays Capital Group	JPY	1,831,651	16,456,587	16,144,893	—	(311,694)
Mexican Peso,
Expiring 10/18/18	Barclays Capital Group	MXN	553,446	28,750,424	29,469,427	719,003	—
Expiring 10/18/18	Barclays Capital Group	MXN	545,226	29,206,674	29,031,743	—	(174,931)
New Taiwanese Dollar,
Expiring 10/18/18	Barclays Capital Group	TWD	72,626	2,380,387	2,381,766	1,379	—
Expiring 10/18/18	Citigroup Global Markets	TWD	133,104	4,335,648	4,365,176	29,528	—
Russian Ruble,
Expiring 10/18/18	Barclays Capital Group	RUB	661,643	10,552,097	10,078,498	—	(473,599)
South African Rand,
Expiring 10/18/18	Citigroup Global Markets	ZAR	92,330	6,860,399	6,511,276	—	(349,123)

				$281,059,042	$273,659,989	1,177,372	(8,576,425)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/03/18	Charles Schwab	ARS	38,055	$963,418	$915,187	$ 48,231	$—
Expiring 10/03/18	Citigroup Global Markets	ARS	70,110	1,864,132	1,686,079	178,053	—
Expiring 10/03/18	Citigroup Global Markets	ARS	45,865	1,173,318	1,103,011	70,307	—
Australian Dollar,
Expiring 10/18/18	Barclays Capital Group	AUD	11,625	8,586,875	8,404,123	182,752	—
Expiring 10/18/18	Barclays Capital Group	AUD	8,198	6,107,568	5,926,697	180,871	—
Expiring 10/18/18	Barclays Capital Group	AUD	4	2,973	2,923	50	—
Canadian Dollar,
Expiring 10/18/18	Citigroup Global Markets	CAD	36,611	27,822,716	28,356,908	—	(534,192)

A1456

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi,
Expiring 10/18/18	Barclays Capital Group	CNH	284,476	$42,348,485	$41,313,820	$1,034,665	$—
Expiring 10/18/18	Citigroup Global Markets	CNH	126,408	19,000,207	18,358,012	642,195	—
Colombian Peso,
Expiring 11/28/18	Goldman Sachs & Co.	COP	21,506,243	7,144,931	7,251,328	—	(106,397)
Euro,
Expiring 10/18/18	Citigroup Global Markets	EUR	55,949	65,955,375	65,063,519	891,856	—
Expiring 10/18/18	Citigroup Global Markets	EUR	43,446	51,216,643	50,524,086	692,557	—
Expiring 10/18/18	Citigroup Global Markets	EUR	27,260	32,052,573	31,701,104	351,469	—
Expiring 10/18/18	Citigroup Global Markets	EUR	23,422	26,650,358	27,237,825	—	(587,467)
Expiring 10/18/18	Citigroup Global Markets	EUR	3,400	3,963,995	3,953,917	10,078	—
Expiring 10/18/18	Citigroup Global Markets	EUR	3,300	3,772,791	3,837,626	—	(64,835)
Indonesian Rupiah,
Expiring 11/28/18	Goldman Sachs & Co.	IDR	111,113,060	7,400,137	7,399,759	378	—
Mexican Peso,
Expiring 10/18/18	Citigroup Global Markets	MXN	1,889,432	98,543,945	100,606,965	—	(2,063,020)
Expiring 10/18/18	Citigroup Global Markets	MXN	66,710	3,478,456	3,552,120	—	(73,664)
Expiring 10/18/18	Goldman Sachs & Co.	MXN	230,000	12,191,631	12,246,854	—	(55,223)
New Taiwanese Dollar,
Expiring 10/18/18	Citigroup Global Markets	TWD	205,730	6,755,213	6,746,942	8,271	—
Philippine Peso,
Expiring 10/18/18	Citigroup Global Markets	PHP	1,571,062	29,073,551	29,032,808	40,743	—

				$456,069,291	$455,221,613	4,332,476	(3,484,798)

						$5,509,848	$(12,061,223)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Republic of Brazil	06/20/23	1.000%(Q)	28,620	2.453%	$(1,735,209)	$(1,639,070)	$(96,139)	Barclays Capital Group

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29	12/20/22	5.000%(Q)	20,830	$(1,406,025)	$(1,704,994)	$(298,969)
CDX.NA.HY.31	12/20/23	5.000%(Q)	49,220	(3,560,722)	(3,674,902)	(114,180)

				$(4,966,747)	$(5,379,896)	$(413,149)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2018(4)	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.30	06/20/23	1.000%(Q)	72,500	0.545%	$1,179,265	$1,466,933	$287,668
CDX.NA.IG.31	12/20/23	1.000%(Q)	255,160	0.597%	4,852,336	4,981,602	129,266

					$6,031,601	$6,448,535	$416,934

A1457

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2018:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2018	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
EUR	7,611	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	$9,241	$60,957	$51,716
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	—	1,426,541	1,426,541
MXN	2,451,520	04/05/21	7.351%(M)	28 Day Mexican Interbank Rate(2)(M)	(23,534)	(1,675,557)	(1,652,023)
MXN	1,393,800	04/06/22	7.330%(M)	28 Day Mexican Interbank Rate(2)(M)	(53,343)	(1,249,496)	(1,196,153)
	46,910	03/29/19	1.597%(S)	3 Month LIBOR(2)(Q)	—	(129,326)	(129,326)
	28,720	09/28/19	1.705%(S)	3 Month LIBOR(2)(Q)	—	(307,341)	(307,341)
	72,840	10/17/19	1.138%(S)	3 Month LIBOR(2)(Q)	—	(1,226,667)	(1,226,667)
	76,600	06/14/20	1.671%(S)	3 Month LIBOR(2)(Q)	(22,076)	(1,323,034)	(1,300,958)
	77,103	05/31/22	2.250%(S)	3 Month LIBOR(2)(Q)	143,178	(1,748,745)	(1,891,923)
	315,604	08/31/22	2.850%(S)	3 Month LIBOR(2)(Q)	(1,047,598)	(2,357,047)	(1,309,449)
	716,741	12/19/23	— (3)	— (3)	—	(44,924)	(44,924)

					$(994,132)	$(8,574,639)	$(7,580,507)

A1458

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
BRL	229,875	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	$349,032	$—	$349,032	Citigroup Global Markets
BRL	79,700	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	121,013	72,679	48,334	Citigroup Global Markets
BRL	52,000	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	83,114	29,381	53,733	Citigroup Global Markets
BRL	46,800	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	71,059	11,101	59,958	Citigroup Global Markets
BRL	24,375	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	38,960	25,104	13,856	Citigroup Global Markets

					$663,178	$138,265	$524,913

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 31.00 bps quarterly.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co.	$47,951,508	$ —

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$200,300,480	$—
Collateralized Loan Obligations	—	67,379,260	—
Consumer Loans	—	2,658,649	—
Credit Cards	—	121,186,305	—
Equipment	—	25,469,110	—
Home Equity Loans	—	17,614,664	—
Manufactured Housing	—	827,207	—
Other	—	11,174,589	—
Residential Mortgage-Backed Securities	—	59,346,270	—
Small Business Loan	—	3,851,734	—
Student Loans	—	40,296,172	—
Bank Loans	—	95,471,834	—
Commercial Mortgage-Backed Securities	—	269,967,814	—
Corporate Bonds	—	1,392,993,600	1,255,083
Municipal Bond	—	1,190,972	—
Residential Mortgage-Backed Securities	—	344,934,598	—
Sovereign Bonds	—	248,185,195	—
U.S. Government Agency Obligations	—	1,161,786,668	—
U.S. Treasury Obligations	—	392,309,629	—
Preferred Stock	931,695	—	—
Affiliated Mutual Funds	324,955,075	—	—

A1459

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Options Purchased	$603,566	$1,197,419	$—
Options Written	(493,739)	(130,368)	—
Other Financial Instruments*
Futures Contracts	(9,626,585)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(6,551,375)	—
Centrally Cleared Credit Default Swap Agreements	—	3,785	—
OTC Credit Default Swap Agreements	—	(1,735,209)	—
Centrally Cleared Interest Rate Swap Agreements	—	(7,580,507)	—
OTC Interest Rate Swaps	—	663,178	—

Total	$316,370,012	$4,442,811,673	$1,255,083

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

A1460

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 90.9%

FOREIGN BONDS — 33.5%

Argentina — 1.0%
Pampa Energia SA, Sr. Unsec’d. Notes, 144A	7.500%	01/24/27	470	$415,762
Transportadora de Gas del Sur SA, Sr. Unsec’d. Notes, 144A	6.750%	05/02/25	150	144,000

				559,762

Brazil — 3.6%
Braskem Netherlands Finance BV, Gtd. Notes, 144A	4.500%	01/10/28	240	228,888
Itau Unibanco Holding SA, Jr. Sub. Notes, MTN, 144A	6.125%	12/31/99	400	371,000
Petrobras Global Finance BV, Gtd. Notes	5.299%	01/27/25	324	302,616
Petrobras Global Finance BV, Gtd. Notes	6.850%	06/05/2115	610	521,550
Petrobras Global Finance BV, Gtd. Notes	7.375%	01/17/27	200	202,530
Suzano Austria GmbH, Gtd. Notes, 144A	5.750%	07/14/26	200	201,750
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	246	285,655

				2,113,989

Chile — 1.1%
Empresa de Transporte de Pasajeros Metro SA, Sr. Unsec’d. Notes, 144A	5.000%	01/25/47	320	322,403
Enel Chile SA, Sr. Unsec’d. Notes	4.875%	06/12/28	310	312,759

				635,162

China — 5.5%
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%	11/15/22	200	196,962
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.125%	07/19/27	600	565,832
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes	4.500%	10/03/23	290	295,910
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	7.250%	04/04/21	300	301,634
CRCC Yuxiang Ltd., Gtd. Notes	3.500%	05/16/23	300	290,942
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes	4.375%	10/17/23	220	223,064
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	480	486,367
Sinopec Group Overseas Development 2017 Ltd., Sr. Unsec’d. Notes	4.000%	09/13/47	490	440,475
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.150%	06/02/26	430	401,091

				3,202,277

Colombia — 1.1%
Banco Bilbao Vizcaya Argentaria SA, Sub. Notes, 144A	4.875%	04/21/25	220	219,670
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	09/18/23	250	266,375
Millicom International Cellular SA, Sr. Unsec’d. Notes	5.125%	01/15/28	200	183,999

				670,044

Indonesia — 3.6%
Chandra Asri Petrochemical Tbk PT, Gtd. Notes, 144A	4.950%	11/08/24	200	174,748

A1461

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Indonesia (cont’d.)
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%	05/05/25	260	$250,510
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875%	10/01/24	260	258,440
Pertamina Persero PT, Sr. Unsec’d. Notes	6.000%	05/03/42	458	469,635
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300%	05/20/23	200	198,411
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%	11/22/21	465	486,855
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, MTN, 144A	5.250%	10/24/42	300	281,190

				2,119,789

Kazakhstan — 1.5%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, 144A	5.750%	04/19/47	410	403,850
KazTransGas JSC, Gtd. Notes, 144A	4.375%	09/26/27	480	456,744

				860,594

Malaysia — 0.4%
Gohl Capital Ltd., Gtd. Notes	4.250%	01/24/27	260	247,706

Mexico — 6.2%
Banco Mercantil del Norte SA, Jr. Sub. Notes, 144A	7.625%	06/30/49	460	464,605
Banco Nacional de Comercio Exterior SNC, Sub. Notes, 144A	3.800%	08/11/26	720	702,007
BBVA Bancomer SA, Sub. Notes, 144A	5.125%	01/18/33	200	181,750
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	230	233,457
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%	09/17/44	230	220,697
Petroleos Mexicanos, Gtd. Notes	4.875%	01/24/22	644	651,406
Petroleos Mexicanos, Gtd. Notes	4.875%	01/18/24	760	756,960
Petroleos Mexicanos, Gtd. Notes	5.500%	06/27/44	463	391,883

				3,602,765

Morocco — 0.6%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	380	364,800

Peru — 2.6%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250%	09/22/29	80	82,501
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	3.500%	01/31/23	280	271,600
Kallpa Generacion SA, Gtd. Notes, 144A	4.125%	08/16/27	200	185,002
Petroleos del Peru SA, Sr. Unsec’d. Notes, 144A	4.750%	06/19/32	560	542,752
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	150	185,625
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%	04/30/28	270	264,938

				1,532,418

Russia — 2.5%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%	04/22/20	270	272,460
Lukoil International Finance BV, Gtd. Notes	6.656%	06/07/22	266	283,845
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes	8.500%	10/16/23	890	894,449

				1,450,754

A1462

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

South Africa — 0.7%
Myriad International Holdings BV, Gtd. Notes, 144A	4.850%		07/06/27		200	$196,500
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%		07/21/25		230	237,434

						433,934

Turkey — 1.1%
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, MTN, 144A	4.750%		04/29/21		690	616,701

United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline LLC, Sr. Sec’d. Notes, 144A	4.600%		11/02/47		300	292,098
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.875%		04/23/30		300	300,300
DAE Funding LLC, Gtd. Notes, 144A	5.000%		08/01/24		150	146,813
DP World Ltd., Sr. Unsec’d. Notes, MTN, 144A	5.625%		09/25/48		210	207,940

						947,151

Venezuela — 0.4%
Petroleos de Venezuela SA, Gtd. Notes(d)	6.000%		05/16/24		350	76,545
Petroleos de Venezuela SA, Gtd. Notes(d)	9.000%		11/17/21		610	140,300

						216,845

TOTAL FOREIGN BONDS (cost $20,239,363)						19,574,691

SOVEREIGN BONDS — 57.4%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	4.125%		10/11/47		280	267,400
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes, 144A	9.375%		05/08/48		335	353,680
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes, 144A	9.500%		11/12/25		200	226,516
Argentina POM Politica Monetaria (Argentina), Bonds, Argentina Central Bank 7 Day Repo Reference Rate	43.077	%(c)	06/21/20	ARS	6,240	178,329
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%		10/03/21	ARS	4,690	90,869
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		07/06/36		490	390,775
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		06/28/2117		900	699,750
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%		04/22/26		410	365,515
Armenia International Bond (Armenia), Sr. Unsec’d. Notes	6.000%		09/30/20		300	305,159
Avi Funding Co. Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	2.850%		09/16/20		540	531,481
Bonos de la Nacion Argentina con Ajuste por CER (Argentina), Bonds	3.750%		02/08/19	ARS	5,610	165,321
Bonos de la Nacion Argentina con Ajuste por CER (Argentina), Bonds	4.000%		03/06/20	ARS	4,148	118,405
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%		01/01/21	BRL	2,030	508,384

A1463

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, 144A(a)	7.500%	06/01/27		240	$216,360
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.000%	06/15/45		960	959,040
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44		360	315,562
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%	05/06/21		340	355,725
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	01/27/25		550	552,063
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	8.750%	06/02/23		400	400,399
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	9.650%	12/13/26		330	328,581
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	9.650%	12/13/26		200	199,140
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	7.903%	02/21/48		200	190,500
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	6.875%	04/30/40		340	301,614
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	7.500%	01/31/27		370	376,499
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	6.375%	01/18/27		370	346,413
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625%	12/11/24		200	202,636
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%	09/23/21		350	321,467
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	7.625%	05/16/29		710	710,669
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, 144A	4.500%	05/03/26		320	304,752
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500%	03/15/24		230	247,314
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		628	680,124
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.375%	04/15/23		800	777,505
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	04/25/22		270	267,797
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.250%	01/17/42		1,501	1,529,735
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%	01/15/24		750	804,135
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%	05/15/22	IDR	240,000	15,728
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/34	IDR	3,841,000	252,709
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.125%	06/15/33		210	191,692
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	6.750%	04/28/28		290	314,650
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	5.750%	01/31/27		310	293,446
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes	3.875%	10/14/24		710	719,389
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, 144A	7.250%	02/28/28		290	282,025

A1464

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		300	$294,000
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24		545	437,690
Mexican Bonos (Mexico), Bonds	5.750%	03/05/26	MXN	13,510	636,733
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%	01/23/46		1,767	1,647,728
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%	02/10/48		520	488,800
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, MTN, 144A	7.625%	11/28/47		500	478,490
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	5.625%	01/17/28		450	442,152
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		280	278,743
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, 144A	5.000%	04/15/26		300	304,125
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		420	530,250
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.125%	03/30/19		138	141,450
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.700%	03/01/41		340	316,238
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.000%	01/13/37		450	491,908
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.125%	03/16/24		370	340,733
Provincia de Cordoba (Argentina), Sr. Unsec’d. Notes, 144A	7.450%	09/01/24		210	179,592
Provincia de Neuquen Argentina (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	04/27/25		430	344,086
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%	04/23/48		310	322,400
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	4.875%	01/22/24		420	433,559
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	9,316	130,259
Russian Federal Bond (Russia), Bonds	7.600%	07/20/22	RUB	57,370	866,007
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	5.625%	04/04/42		600	630,396
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	4.875%	09/16/23		600	618,070
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750%	03/13/28	EUR	290	325,122
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	6.750%	03/13/48		240	214,570
Senegal Government International Bond (Senegal), Unsec’d. Notes, 144A	6.250%	05/23/33		250	232,853
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26		480	457,540
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.375%	07/24/44		800	715,478
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875%	07/25/22		200	196,506
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.200%	05/11/27		420	393,687
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23		680	591,203
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.250%	04/14/26		470	393,588

A1465

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	03/25/27		200	$182,026
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%	09/01/21		270	272,025
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.375%	09/25/32		570	494,931
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%	09/01/20		280	282,100
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		100	101,358
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50		440	448,800
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	9.875%	06/20/22	UYU	12,510	373,138
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	7.750%	10/13/19		542	141,841
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	9.250%	09/15/27		1,486	403,746
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes	6.750%	01/29/20		270	280,260

TOTAL SOVEREIGN BONDS (cost $37,394,045)					33,513,434

TOTAL LONG-TERM INVESTMENTS (cost $57,633,408)					53,088,125

			Shares

SHORT-TERM INVESTMENTS — 7.9%

AFFILIATED MUTUAL FUNDS — 7.9%
PGIM Core Ultra Short Bond Fund(w)				4,367,042	4,367,042
PGIM Institutional Money Market Fund (cost $215,607; includes $215,463 of cash collateral for securities on loan)(b)(w)				215,585	215,607

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,582,649)					4,582,649

OPTION PURCHASED~* — 0.0% (cost $4,504)					8,656

TOTAL SHORT-TERM INVESTMENTS (cost $4,587,153)					4,591,305

OPTIONS WRITTEN~* — (0.0)% (premiums received $4,648)					(3,024)

TOTAL INVESTMENTS — 98.8% (cost $62,215,913)					57,676,406
Other assets in excess of liabilities(z) — 1.2%					722,004

NET ASSETS — 100.0%					$58,398,410

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $205,542; cash collateral of $215,463 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

A1466

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs PHP	Call	JPMorgan Chase	11/07/18	53.50	—	590	$8,656

(cost $4,504)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs PHP	Call	JPMorgan Chase	11/07/18	54.50	—	590	$(2,826)

Currency Option USD vs PHP	Put	JPMorgan Chase	11/07/18	52.50	—	590	(198)

Total OTC Traded Options (premiums received $4,648)							$(3,024)

Futures contracts outstanding at September 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
20	10 Year U.S. Treasury Notes	Dec. 2018	$ 2,375,625	$ (33,652)

Forward foreign currency exchange contracts outstanding at September 30, 2018:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 01/15/19	Citigroup Global Markets	ARS	6,877	$212,581	$146,647	$—	$(65,934)
Brazilian Real,
Expiring 10/15/18	JPMorgan Chase	BRL	1,197	291,418	295,999	4,581	—
Expiring 10/15/18	JPMorgan Chase	BRL	94	22,941	23,245	304	—
Chinese Renminbi,
Expiring 10/15/18	Citigroup Global Markets	CNH	12,330	1,915,191	1,791,023	—	(124,168)
Expiring 10/15/18	Citigroup Global Markets	CNH	6,335	933,439	920,174	—	(13,265)
Euro,
Expiring 11/15/18	JPMorgan Chase	EUR	281	322,241	327,521	5,280	—
Indonesian Rupiah,
Expiring 10/15/18	Bank of America	IDR	4,406,659	301,454	295,107	—	(6,347)
Expiring 10/15/18	Barclays Capital Group	IDR	4,309,567	290,304	288,605	—	(1,699)
Mexican Peso,
Expiring 10/15/18	Citigroup Global Markets	MXN	5,436	288,211	289,605	1,394	—
Russian Ruble,
Expiring 10/15/18	Bank of America	RUB	19,352	290,920	294,873	3,953	—

A1467

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2018 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Saudi Arabian Riyal,
Expiring 02/14/19	Bank of America	SAR	3,615	$963,659	$964,121	$462	$—

				$5,832,359	$5,636,920	15,974	(211,413)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 11/15/18	Barclays Capital Group	ARS	12,202	$365,328	$277,129	$88,199	$—
Expiring 01/15/19	Citigroup Global Markets	ARS	8,417	254,639	179,486	75,153	—
Expiring 01/15/19	Citigroup Global Markets	ARS	8,125	245,837	173,259	72,578	—
Brazilian Real,
Expiring 10/15/18	JPMorgan Chase	BRL	2,321	596,102	573,898	22,204	—
Expiring 10/15/18	JPMorgan Chase	BRL	1,075	266,806	265,755	1,051	—
Chinese Renminbi,
Expiring 10/15/18	Citigroup Global Markets	CNH	12,571	1,960,103	1,826,048	134,055	—
Expiring 10/15/18	Citigroup Global Markets	CNH	6,094	912,908	885,149	27,759	—
Euro,
Expiring 10/18/18	Citigroup Global Markets	EUR	253	298,251	294,218	4,033	—
Expiring 10/18/18	Citigroup Global Markets	EUR	197	232,235	229,095	3,140	—
Expiring 11/15/18	JPMorgan Chase	EUR	281	330,070	327,521	2,549	—
Indonesian Rupiah,
Expiring 10/15/18	Barclays Capital Group	IDR	4,301,200	289,546	288,045	1,501	—
Expiring 10/15/18	Citigroup Global Markets	IDR	4,406,659	298,150	295,107	3,043	—
Mexican Peso,
Expiring 10/15/18	Citigroup Global Markets	MXN	11,651	600,956	620,691	—	(19,735)
Russian Ruble,
Expiring 10/15/18	Bank of America	RUB	32,134	454,555	489,637	—	(35,082)
Expiring 10/15/18	Citigroup Global Markets	RUB	36,080	510,307	549,763	—	(39,456)
Saudi Arabian Riyal,
Expiring 02/14/19	Bank of America	SAR	12,403	3,301,401	3,307,640	—	(6,239)
Uruguayan Peso,
Expiring 11/14/18	Citigroup Global Markets	UYU	12,782	393,894	384,301	9,593	—

				$11,311,088	$10,966,742	444,858	(100,512)

						$460,832	$(311,925)

Credit default swap agreements outstanding at September 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Kingdom of Saudi Arabia	12/20/22	2.375%(Q)	1,900	$(37,795)	$2,710	$(40,505)	Barclays Capital Group
Republic of Korea	12/20/22	7.125%(Q)	3,500	(99,582)	(50,250)	(49,332)	Barclays Capital Group

				$(137,377)	$(47,540)	$(89,837)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

A1468

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/ or Foreign Currency	Securities Market Value

Goldman Sachs & Co.	$21,003	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$559,762	$—
Brazil	—	2,113,989	—
Chile	—	635,162	—
China	—	3,202,277	—
Colombia	—	670,044	—
Indonesia	—	2,119,789	—
Kazakhstan	—	860,594	—
Malaysia	—	247,706	—
Mexico	—	3,602,765	—
Morocco	—	364,800	—
Peru	—	1,532,418	—
Russia	—	1,450,754	—
South Africa	—	433,934	—
Turkey	—	616,701	—
United Arab Emirates	—	947,151	—
Venezuela	—	216,845	—
Sovereign Bonds	—	33,513,434	—
Affiliated Mutual Funds	4,582,649	—	—
Option Purchased	—	8,656	—
Options Written	—	(3,024)	—

A1469

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Other Financial Instruments*
Futures Contracts	$(33,652)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	148,907	—
OTC Credit Default Swap Agreements	—	(137,377)	—

Total	$4,548,997	$53,105,287	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2018 were as follows:

Sovereign Bonds	57.4%
Foreign Bonds	33.5
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	7.9

Option Purchased	0.0	%*

	98.8
Options Written	(0.0	)*
Other assets in excess of liabilities	1.2

	100.0%

* Less than +/- 0.05%

A1470

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

Currency:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Exchange:
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
MICEX	Moscow Interbank Currency Exchange
NYSE	New York Stock Exchange
OMXS	Sweden Stock Market Index
OTC	Over-the-counter
SGX	Singapore Exchange
Index:
Bovespa	Sao Paulo Stock Exchange Index
CMDSKEWLSGS Custom Basket1042

HSCEI	Hang Seng China Enterprises Index
JMABNIC2	J.P. Morgan NIC 2 Index
JMABCTNE	J.P. Morgan CTNE Commodity Index
KOSPI	Korean Stock Exchange Index
SET	Stock Exchange of Thailand SET Index
WIG20	Warsaw Stock Exchange Index
Other:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
ADR	American Depositary Receipt
BRTDUBAI	BRTDUBAI Calendar Swap
BZDIOVRA	Brazil Interbank Deposit Rate
bps	Basis Points
CIXBSTR3	Citi Commodities Post Roll
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
EURMARGIN	European Refined Margin
GDR	Global Depositary Receipt
GOLDLNPM	London Gold Market Fixing Ltd. PM
HIBOR	Hong Kong Interbank Offered Rate
HSFOCO	High Sulfur Fuel Oil-Brent Spread Calendar Swap
JIBAR	Johannesburg Interbank Agreed Rate
L1	Level 1
L2	Level 2
LIBOR	London Interbank Offered Rate
MEHMIDCAL	MEHMIDCAL Calendar Swap
MIDWTICAL	WOT Calendar Swap
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
NAPGASFO	Naphtha Fuel Oil Spread
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OJSC	Open Joint-Stock Company
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor
SLM	Student Loan Mortgage
SLVRLND	London Silver Market Fixing Ltd.
TIPS	Treasury Inflation Protected Securities

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Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), the co-managers of the Trust (together the “Investment Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation..

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued

B1472

using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Certain Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PGIM Investments. Certain Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, a series of the Prudential Investment Portfolio 2, registered under the 1940 Act and managed by PGIM Investments.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

B1473

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date      November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date      November 16, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date      November 16, 2018

* Print the name and title of each signing officer under his or her signature.